UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/17

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared sixteen semiannual reports to shareholders for the period ended February 28, 2017. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Emerging Markets Fund, the fourth report applies to the Emerging Markets Debt Fund, the fifth report applies to the Equity Income Fund, the sixth report applies to the Floating Rate Income Fund, the seventh report applies to the Global Equity Fund, the eighth report applies to the Income Allocation Fund, the ninth report applies to the International Small Company Fund, the tenth report applies to the Natural Resources Fund, the eleventh report applies to the New Opportunities Fund, the twelfth report applies to the Redwood Fund, the thirteenth report applies to the Small Cap Value Fund, the fourteenth report applies to the Spectrum Income Fund, the fifteenth report applies to the Strategic Income Opportunities Fund, the sixteenth report applies to the U.S. Growth Fund, the seventeenth report applies to the 11 Multi-Index Lifetime Portfolios, the eighteenth report applies to the 10 Multi-Index Preservation Portfolios, the nineteenth report applies to 11 Multimanager Lifetime Portfolios and the twentieth report applies to 36 of the Registrant’s funds.

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

In fixed income, yields jumped sharply higher postelection. In fact, yields on 10-year U.S. Treasuries climbed above 2.60% in March, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the challenges are more significant. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds and somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Flight from safer to riskier assets

Global equity and high-yield credit markets were up for the period, but many government and investment-grade bond indexes declined.

The fund posted a positive absolute return

The fund was up in absolute terms, but trailed its benchmark, the HFRX Global Hedge Fund Index.

REITs detracted, while flexible equity strategies contributed

Global real estate investment trusts (REITs) weighed on performance; top contributors included equity approaches employing technical analysis, in one case, and long/short techniques.

ASSET ALLOCATION AS OF 2/28/17 (%)

Affiliated investment companies	82.0
Alternative investment approaches	46.9
Absolute return strategies	21.5
Alternative markets	13.6
Unaffiliated investment companies	16.8
Absolute return strategies	9.9
Alternative markets	6.9
Short-term investments and other	1.2

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds (ETFs) in which it invests. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The securities of small companies are subject to higher volatility than those of larger, more established companies. High-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. The fund's losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform over the six months ended February 28, 2017?

Major asset classes posted widely divergent results for the period, ranging from double-digit gains for certain segments of the equity markets, such as U.S. financials and small-cap stocks, to negative returns for bond indexes tracking U.S. and international investment-grade issues.

Donald Trump's victory in the U.S. presidential election, together with the Republican sweep of Congress, was a key driver of this disparity. In the weeks following the election, U.S. investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation—fueling a gain of 10.01% for the S&P 500 Index for the six-month period. Small-cap stocks performed particularly well in the postelection rally and closed with a return of 12.61%, based on the Russell 2000 Index. Smaller U.S. companies were propelled by the combination of their higher sensitivity to domestic economic trends and their limited vulnerability to an appreciating U.S. dollar. At the style level, value stocks significantly outpaced their growth counterparts.

U.S. high-yield bonds—which tend to be helped by improving economic growth and also tend to be less sensitive to interest-rate increases than their higher-quality counterparts—produced a gain of 5.54%, as gauged by the BofA ML U.S. High Yield Master II Index.

Improving investor sentiment and signs of stronger economic growth overseas contributed to positive returns for non-U.S. stocks; however, the gains were dampened by the weakness of many

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

"In the weeks following the election, U.S. investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation..."
foreign currencies relative to the U.S. dollar. The MSCI EAFE Index, a measure of performance for the developed foreign markets, rose 5.01%, while the MSCI Emerging Markets Index was up 5.65%.

The U.S. election result had a much different impact on investment-grade bond markets, as the prospect of accelerating growth raised the specter of a more aggressive interest-rate policy by the U.S. Federal Reserve. As yields rose, the prices of rate-sensitive securities, such as U.S. Treasuries and investment-grade corporate bonds, fell sharply in the weeks immediately following the November 8 vote, leading to a loss of 2.19% for the Bloomberg Barclays U.S. Aggregate Bond Index. Global investment-grade bonds also lost ground in November, resulting in a negative return for the full period. Prices of real estate investment trusts (REITs), gold, and gold mining companies also declined.

Given its emphasis on alternative investment strategies and niche assets classes, how did the fund perform?

The fund's Class A shares were up 2.14%, excluding sales charges. The fund's benchmark, the HFRX Global Hedge Fund Index, was up 3.37%, while Morningstar's multialternative fund category average return was 1.70%. As another pair of points of reference, the fund fared better than investment-grade bonds, but not as well as global stocks: The Bloomberg Barclays U.S. Aggregate Bond Index fell 2.19%, but the MSCI World Index was up 8.03%.

What were some of the noteworthy contributors to performance?

The most significant contributors to performance were Technical Opportunities Fund (Wellington), Seaport Fund (Wellington), and Absolute Return Currency Fund (First Quadrant).

Technical Opportunities Fund, a flexible equity strategy employing a momentum-oriented

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

"Gold was down sharply, as were exchange-traded funds (ETFs) tracking its price, and the share prices of companies mining it, which was a headwind for the period ..."
investment process, was among the leading contributors during the period, benefiting from exposure to a range of cyclical sectors, industries, companies, many of which fared better than more defensively oriented holdings. Seaport Fund, a long/short equity strategy, rose on meaningful net long allocations to financials and information technology, two of the market's better performing sectors for the period. Absolute Return Currency Fund, which takes long and short positions in a range of developed-economy currencies, rounded out the top three contributors for the period.

To a lesser extent, other contributors included Short Duration Credit Opportunities Fund (Stone Harbor) and Redwood Fund (Boston Partners); the former is a relatively short duration bond fund, the latter pairs long stock holdings with short call options.

Which strategies detracted from performance for the period?

Global Real Estate Fund (Standard Life) was among the most significant detractors from performance. REITs in the United States and certain other countries around the world declined, as their prices frequently respond inversely to interest rates, which were up. To a lesser extent, an allocation to Enduring Assets Fund (Wellington), a strategy focused on listed global infrastructure companies, also weighed on results.

Gold was down sharply, as were exchange-traded funds (ETFs) tracking its price, and the share prices of companies mining it, which was a headwind for the period; however, the fund's relatively small positions in such ETFs limited the magnitude of this performance detraction.

How was the fund positioned at the end of the period?

We think about the fund's holdings in terms of three broad categories: alternative investment

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

approaches, absolute return strategies, and alternative markets. We made no material changes to the core composition of the fund during the period.

At the close of the period, alternative investment approaches represented the largest portion of the fund's assets. Such strategies use opportunistic, relatively unconstrained techniques and can tactically alter market-level exposures. Cash allocations might, at times, play a role in certain of these strategies, as might short selling targeted market segments. Strategic Income Opportunities Fund (JHAM) was the largest holding in this category at the close of the period.

Absolute return strategies—designed with a goal of achieving positive returns in a variety of macroeconomic and market environments—represented the next largest portion of the fund's assets. Global Absolute Return Strategies Fund (Standard Life), a multi-asset approach making use of directional and relative value positions, was the most sizable holding in this category.

Finally, alternative markets provide exposure to niche asset classes where the drivers of performance tend to be less tied to broad market stock and bond indexes. Enduring Assets Fund was the biggest holding in this group at the period's close.

MANAGED BY

Robert M. Boyda On the fund since 2010 Investing since 1979
Marcelle Daher, CFA On the fund since 2013 Investing since 1999
Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	6-month	5-year	Since inception[1,2]
Class A	1.39	1.15	6.86	-2.97	5.89	71.84
Class C3	5.05	1.47	6.72	0.80	7.59	70.07
Class I3,4	7.05	2.53	7.69	2.23	13.31	83.10
Class R2[3,4]	6.64	2.04	6.42	2.06	10.61	66.14
Class R4[3,4]	6.96	1.96	6.92	2.22	10.21	72.65
Class R6[3,4]	7.17	2.58	6.11	2.34	13.57	62.29
Index †	7.48	1.34	2.24	3.37	6.86	19.85

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.94	2.64	1.63	2.03	1.88	1.53
Net (%)	1.87	2.57	1.56	1.96	1.71	1.46

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,3,5	1-2-09	17,007	17,007	11,985
Class I2,3,4	1-2-09	18,310	18,310	11,985
Class R2[2,3,4]	1-2-09	16,614	16,614	11,985
Class R4[2,3,4]	1-2-09	17,265	17,265	11,985
Class R6[2,3,4]	1-2-09	16,229	16,229	11,985

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 6-14-11, 12-31-10, 3-1-12, 6-27-13, and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class I, Class R2, Class R4, and Class R6 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

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SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.40	$3.01	0.60%
	Hypothetical example for comparison purposes	1,000.00	1,021.80	3.01	0.60%
Class C	Actual expenses/actual returns	1,000.00	1,018.00	6.50	1.30%
	Hypothetical example for comparison purposes	1,000.00	1,018.30	6.51	1.30%
Class I	Actual expenses/actual returns	1,000.00	1,022.30	1.45	0.29%
	Hypothetical example for comparison purposes	1,000.00	1,023.40	1.45	0.29%
Class R2	Actual expenses/actual returns	1,000.00	1,020.60	3.41	0.68%
	Hypothetical example for comparison purposes	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,022.20	2.21	0.44%
	Hypothetical example for comparison purposes	1,000.00	1,022.60	2.21	0.44%
Class R6	Actual expenses/actual returns	1,000.00	1,023.40	0.90	0.18%
	Hypothetical example for comparison purposes	1,000.00	1,023.90	0.90	0.18%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
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Fund's investments

As of 2-28-17 (unaudited)
			Shares	Value
Affiliated investment companies (G) 82.0%				$615,374,655
(Cost $630,000,766)
Absolute return strategies 21.5%				161,438,930
	Absolute Return Currency, Class NAV (First Quadrant) (I)		6,312,481	61,736,067
	Global Absolute Return Strategies, Class NAV (Standard Life) (I)		9,784,383	99,702,863
Alternative investment approaches 46.9%				352,245,815
	Redwood, Class NAV (Boston Partners) (I)		8,125,912	84,672,002
	Seaport, Class NAV (Wellington)		5,624,478	62,544,191
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		8,725,658	84,464,372
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		8,522,484	91,105,355
	Technical Opportunities, Class NAV (Wellington)		2,528,746	29,459,895
Alternative markets 13.6%				101,689,910
	Enduring Assets, Class NAV (Wellington)		2,880,420	31,771,033
	Global Income, Class NAV (Stone Harbor)		3,199,353	30,329,869
	Global Real Estate, Class NAV (Standard Life)		1,172,107	11,826,556
	Natural Resources, Class NAV (Jennison)		364,569	4,403,991
	Real Return Bond, Class NAV (PIMCO)		2,096,810	23,358,461
Unaffiliated investment companies 16.8%				$125,961,486
(Cost $120,040,124)
Absolute return strategies 9.9%				73,875,269
	The Arbitrage Fund, Class I		3,177,126	42,192,235
	Touchstone Merger Arbitrage Fund, Class I (V)		2,898,722	31,683,034
Alternative markets 6.9%				52,086,217
	Energy Select Sector SPDR Fund		51,275	3,660,010
	Financial Select Sector SPDR Fund		254,397	6,242,902
	iShares U.S. Oil & Gas Exploration & Production ETF		17,513	1,073,372
	PowerShares DB Commodity Index Tracking Fund (I)		588,649	9,253,562
	PowerShares DB Energy Fund (I)		311,613	4,057,201
	PowerShares DB Gold Fund (I)		195,036	7,836,546
	VanEck Vectors Gold Miners ETF		57,746	1,319,496
	Vanguard Information Technology ETF		67,663	8,999,179
	Vanguard REIT ETF		43,554	3,713,414
	WisdomTree Japan Hedged Equity Fund		116,950	5,930,535
	Yield (%)		Shares	Value
Short-term investments 1.2%				$9,284,940
(Cost $9,284,940)
Money market funds 1.2%				9,284,940
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4629(Y	)	9,284,940	9,284,940
Total investments (Cost $759,325,830)† 100.0%				$750,621,081
Other assets and liabilities, net 0.0%				$260,254
Total net assets 100.0%				$750,881,335

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       12

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $765,398,481. Net unrealized depreciation aggregated to $14,777,400, of which $13,517,291 related to appreciated investment securities and $28,294,691 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	56	Short	Mar 2017	($4,720,673)	($4,887,400)	($166,727)
S&P 500 Index E-Mini Futures	106	Short	Mar 2017	(11,949,420)	(12,522,840)	(573,420)
						($740,147)

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	5,126,029	EUR	4,796,213	JPMorgan Chase Bank N.A.	3/15/2017	$42,147	—	$42,147
						$42,147	—	$42,147

Derivative currency abbreviations
USD	U.S. Dollar
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated Investments, at value (Cost $98,449,916)	$103,563,392
Investments in affiliated funds, at value (Cost $660,875,914)	647,057,689
Total investments, at value (Cost $759,325,830)	750,621,081
Cash held at broker for futures contracts	765,200
Receivable for investments sold	878,292
Receivable for fund shares sold	1,064,321
Unrealized appreciation on forward foreign currency contracts	42,147
Dividends and interest receivable	556,724
Receivable for futures variation margin	36,430
Receivable due from advisor	5,635
Other receivables and prepaid expenses	63,576
Total assets	754,033,406
Liabilities
Due to custodian	178,813
Payable for investments purchased	573,210
Payable for fund shares repurchased	2,193,334
Payable to affiliates
Accounting and legal services fees	28,977
Transfer agent fees	65,999
Distribution and service fees	2,593
Trustees' fees	938
Other liabilities and accrued expenses	108,207
Total liabilities	3,152,071
Net assets	$750,881,335
Net assets consist of
Paid-in capital	$806,481,181
Undistributed net investment income	487,252
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(46,683,482)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(9,403,616)
Net assets	$750,881,335

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($162,844,664 ÷ 11,508,833 shares)[1]	$14.15
Class C ($82,614,385 ÷ 5,815,789 shares)[1]	$14.21
Class I ($480,877,335 ÷ 33,973,525 shares)	$14.15
Class R2 ($6,487,451 ÷ 458,666 shares)	$14.14
Class R4 ($4,571,107 ÷ 322,614 shares)	$14.17
Class R6 ($13,486,393 ÷ 952,945 shares)	$14.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.89

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       15

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Income distributions received from affiliated funds	$4,681,678
Dividends	447,853
Interest	16,664
Total investment income	5,146,195
Expenses
Investment management fees	947,605
Distribution and service fees	844,619
Accounting and legal services fees	57,900
Transfer agent fees	445,171
Trustees' fees	7,063
State registration fees	54,897
Printing and postage	34,909
Professional fees	37,522
Custodian fees	18,600
Other	7,591
Total expenses	2,455,877
Less expense reductions	(488,084)
Net expenses	1,967,793
Net investment income	3,178,402
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(442,088)
Affiliated investments	(7,885,185)
Capital gain distributions received from affiliated investments	987,743
Capital gain distributions received from unaffiliated investments	396,703
Futures contracts	(1,021,274)
(7,964,101)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,033,232
Affiliated investments	16,403,634
Futures contracts	(314,138)
21,122,728
Net realized and unrealized gain	13,158,627
Increase in net assets from operations	$16,337,029

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,178,402	$15,446,436
Net realized loss	(7,964,101)	(12,307,764)
Change in net unrealized appreciation (depreciation)	21,122,728	8,821,535
Increase in net assets resulting from operations	16,337,029	11,960,207
Distributions to shareholders
From net investment income
Class A	(1,398,657)	(5,446,160)
Class C	—	(973,162)
Class I	(3,517,940)	(8,892,678)
Class R2	(32,686)	(78,687)
Class R4	(31,759)	(5,625)
Class R6	(120,764)	(119,982)
From net realized gain
Class A	(448,981)	(4,274,517)
Class C	(66,536)	(1,446,910)
Class I	(765,531)	(5,759,546)
Class R2	(12,128)	(65,693)
Class R4	(8,209)	(3,937)
Class R6	(23,545)	(73,046)
Total distributions	(6,426,736)	(27,139,943)
From fund share transactions	(96,784,814)	(229,827,720)
Total decrease	(86,874,521)	(245,007,456)
Net assets
Beginning of period	837,755,856	1,082,763,312
End of period	$750,881,335	$837,755,856
Undistributed net investment income	$487,252	$2,410,656

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       17

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$13.96		$14.12	$15.35	$14.68	$14.32	$14.02
Net investment income[2,3]	0.05		0.22	0.19	0.14	0.16	0.22
Net realized and unrealized gain (loss) on investments	0.25		— [4]	(0.81)	0.86	0.42	0.47
Total from investment operations	0.30		0.22	(0.62)	1.00	0.58	0.69
Less distributions
From net investment income	(0.08)		(0.21)	(0.19)	(0.14)	(0.14)	(0.15)
From net realized gain	(0.03)		(0.17)	(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.11)		(0.38)	(0.61)	(0.33)	(0.22)	(0.39)
Net asset value, end of period	$14.15		$13.96	$14.12	$15.35	$14.68	$14.32
Total return (%)[5,6]	2.14	[7]	1.60	(4.14)	6.88	4.10	5.12
Ratios and supplemental data
Net assets, end of period (in millions)	$163		$278	$404	$484	$329	$111
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.72	[9]	0.73	0.70	0.72	0.76	0.97
Expenses including reductions[8]	0.60	[9]	0.59	0.56	0.60	0.65	0.73
Net investment income[3]	0.73	[9]	1.56	1.29	0.96	1.09	1.62
Portfolio turnover (%)	4		17	45	26	22	34

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-3.77%, 0.10%-3.39%, 0.12% - 2.83%, 0.68%-2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-29-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       18

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$13.97		$14.12	$15.35	$14.68	$14.32	$14.03
Net investment income[2,3]	—	[4]	0.12	0.09	0.04	0.05	0.11
Net realized and unrealized gain (loss) on investments	0.25		0.01	(0.82)	0.85	0.43	0.48
Total from investment operations	0.25		0.13	(0.73)	0.89	0.48	0.59
Less distributions
From net investment income	—		(0.11)	(0.08)	(0.03)	(0.04)	(0.06)
From net realized gain	(0.01)		(0.17)	(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.01)		(0.28)	(0.50)	(0.22)	(0.12)	(0.30)
Net asset value, end of period	$14.21		$13.97	$14.12	$15.35	$14.68	$14.32
Total return (%)[5,6]	1.80	[7]	0.94	(4.83)	6.13	3.38	4.32
Ratios and supplemental data
Net assets, end of period (in millions)	$83		$99	$135	$162	$109	$34
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.42	[9]	1.43	1.41	1.43	1.48	1.66
Expenses including reductions[8]	1.30	[9]	1.29	1.26	1.31	1.37	1.42
Net investment income[3]	0.03	[9]	0.85	0.59	0.25	0.36	0.83
Portfolio turnover (%)	4		17	45	26	22	34

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-3.77%, 0.10%-3.39%, 0.12% - 2.83%, 0.68%-2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       19

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$13.99		$14.15	$15.37	$14.70	$14.34	$14.06
Net investment income[2,3]	0.07		0.26	0.24	0.19	0.21	0.26
Net realized and unrealized gain (loss) on investments	0.24		— [4]	(0.81)	0.85	0.43	0.48
Total from investment operations	0.31		0.26	(0.57)	1.04	0.64	0.74
Less distributions
From net investment income	(0.12)		(0.25)	(0.23)	(0.18)	(0.20)	(0.22)
From net realized gain	(0.03)		(0.17)	(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.15)		(0.42)	(0.65)	(0.37)	(0.28)	(0.46)
Net asset value, end of period	$14.15		$13.99	$14.15	$15.37	$14.70	$14.34
Total return (%)[5]	2.23	[6]	1.93	(3.80)	7.21	4.47	5.48
Ratios and supplemental data
Net assets, end of period (in millions)	$481		$433	$532	$592	$290	$83
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.41	[8]	0.42	0.39	0.40	0.39	0.57
Expenses including reductions[7]	0.29	[8]	0.28	0.24	0.28	0.28	0.33
Net investment income[3]	1.03	[8]	1.88	1.63	1.24	1.42	1.90
Portfolio turnover (%)	4		17	45	26	22	34

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-3.77%, 0.10%-3.39%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       20

Class R2 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.95		$14.11	$15.33	$14.66	$14.30	$14.21
Net investment income[3,4]	0.04		0.20	0.14	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.25		0.01	(0.79)	0.87	0.45	—	[5]
Total from investment operations	0.29		0.21	(0.65)	0.97	0.56	0.09
Less distributions
From net investment income	(0.07)		(0.20)	(0.15)	(0.11)	(0.12)	—
From net realized gain	(0.03)		(0.17)	(0.42)	(0.19)	(0.08)	—
Total distributions	(0.10)		(0.37)	(0.57)	(0.30)	(0.20)	—
Net asset value, end of period	$14.14		$13.95	$14.11	$15.33	$14.66	$14.30
Total return (%)[7]	2.06	[8]	1.51	(4.31)	6.67	3.94	0.63	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$7	$2	$2	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	0.80	[10]	0.81	1.02	2.20	7.89	16.91	[10]
Expenses including reductions[9]	0.68	[10]	0.67	0.69	0.82	0.82	0.81	[10]
Net investment income[4]	0.64	[10]	1.43	1.02	0.65	0.74	1.29	[10]
Portfolio turnover (%)	4		17	45	26	22	34	[11]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Less than $500,000.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-3.77%, 0.10% - 3.39%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
10	Annualized.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       21

Class R4 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$13.99		$14.15	$15.36	$14.69	$14.50
Net investment income[3,4]	0.06		0.14	0.20	0.13	0.02
Net realized and unrealized gain (loss) on investments	0.25		0.10	(0.80)	0.87	0.17
Total from investment operations	0.31		0.24	(0.60)	1.00	0.19
Less distributions
From net investment income	(0.10)		(0.23)	(0.19)	(0.14)	—
From net realized gain	(0.03)		(0.17)	(0.42)	(0.19)	—
Total distributions	(0.13)		(0.40)	(0.61)	(0.33)	—
Net asset value, end of period	$14.17		$13.99	$14.15	$15.36	$14.69
Total return (%)[5]	2.22	[6]	1.79	(3.99)	6.92	1.31	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$4	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.67	[9]	0.67	2.23	13.79	15.62	[9]
Expenses including reductions[8]	0.44	[9]	0.43	0.40	0.57	0.57	[9]
Net investment income[4]	0.87	[9]	1.00	1.44	0.89	0.70	[9]
Portfolio turnover (%)	4		17	45	26	22	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R4 shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-3.77%, 0.10%-3.39%,0.12%-2.83%, 0.68% - 2.70% and 0.71%-1.29% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       22

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$13.99		$14.15	$15.39	$14.70	$14.34	$14.06
Net investment income[3,4]	0.08		0.21	0.24	0.18	0.22	0.30
Net realized and unrealized gain (loss) on investments	0.25		0.07	(0.81)	0.88	0.41	0.44
Total from investment operations	0.33		0.28	(0.57)	1.06	0.63	0.74
Less distributions
From net investment income	(0.14)		(0.27)	(0.25)	(0.18)	(0.19)	(0.22)
From net realized gain	(0.03)		(0.17)	(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.17)		(0.44)	(0.67)	(0.37)	(0.27)	(0.46)
Net asset value, end of period	$14.15		$13.99	$14.15	$15.39	$14.70	$14.34
Total return (%)[5]	2.34	[6]	2.05	(3.74)	7.29	4.41	5.48
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$16	$9	$10	$2	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.32	[9]	0.32	0.34	0.83	1.42	18.25
Expenses including reductions[8]	0.18	[9]	0.17	0.13	0.19	0.35	0.34
Net investment income[4]	1.15	[9]	1.52	1.66	1.22	1.50	2.12
Portfolio turnover (%)	4		17	45	26	22	34

1	Six months ended 2-28-17. Unaudited.
2	Inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10% -3.77%, 0.10%-3.39%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds," investing in Class NAV shares of affiliated underlying funds of the Trust, other affiliated funds in the John Hancock funds complex and other permitted investments, including unaffiliated funds.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M., ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       24

frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $2,191.

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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryforward of $13,859,303 and a long-term capital loss carryforward of $17,889,721 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships, derivative transactions and foreign currency transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       26

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2017, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $8.8 million to $17.4 million as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $5.1 million to $17.8 million, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Receivable/payable for futures	Futures†	—	($740,147)
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$42,147	—
			$42,147	($740,147)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts	Investments in unafilliated funds and foreign currency translations *	Total
Equity	Net realized gain (loss)	($1,021,274)	—	($1,021,274)
Foreign exchange contracts	Net realized gain (loss)	—	$40,194	$40,194
Total		($1,021,274)	$40,194	($981,080)
* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Equity	Change in unrealized appreciation (depreciation)	($314,138)	—	($314,138)
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	—	$274,126	$274,126
Total		($314,138)	$274,126	($40,012)
* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the fund
First $5.0 billion	0.100%
Excess over $5.0 billion	0.075%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the fund
First $5.0 billion	0.550%
Excess over $5.0 billion	0.525%

John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the fund. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average net assets of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor had contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business for Class R2, Class R4 and Class R6 shares, to the extent that the above expenses for each class exceeded 0.67%, 0.42% and 0.00%, respectively, of the average net assets attributable to each respective class. The fee waiver and/or reimbursements expired December 31, 2016.

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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The Advisor had voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund's average net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$151,274	Class R4	$2,664
Class C	56,331	Class R6	9,118
Class I	262,527	Total	$485,957
Class R2	4,043

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.12% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $2,127 for Class R4 shares for the six months ended February 28, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $26,150 for the six months ended February 28, 2017. Of this amount, $4,230 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,957 was paid as sales commissions to broker-dealers and $963 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       30

connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $184 and $4,701 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$368,184	$151,325
Class C	453,129	55,859
Class I	—	236,042
Class R2	15,861	520
Class R4	7,445	340
Class R6	—	1,085
Total	$844,619	$445,171

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,317,357	$18,441,586	3,943,308	$54,370,816
Distributions reinvested	130,535	1,817,060	702,420	9,602,082
Repurchased	(9,867,849)	(138,760,071)	(13,352,537)	(184,022,848)
Net decrease	(8,419,957)	($118,501,425)	(8,706,809)	($120,049,950)
Class C shares
Sold	220,291	$3,082,828	526,978	$7,276,019
Distributions reinvested	4,527	63,337	166,219	2,283,856
Repurchased	(1,525,360)	(21,363,918)	(3,112,001)	(42,942,235)
Net decrease	(1,300,542)	($18,217,753)	(2,418,804)	($33,382,360)
Class I shares
Sold	10,959,199	$154,119,185	14,379,651	$198,575,849
Distributions reinvested	258,615	3,597,332	909,063	12,417,805
Repurchased	(8,231,711)	(115,344,230)	(21,881,725)	(301,608,568)
Net increase (decrease)	2,986,103	$42,372,287	(6,593,011)	($90,614,914)

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		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	44,051	$615,961	387,165	$5,332,050
Distributions reinvested	3,009	41,853	9,711	132,651
Repurchased	(64,065)	(895,653)	(96,827)	(1,342,812)
Net increase (decrease)	(17,005)	($237,839)	300,049	$4,121,889
Class R4 shares
Sold	50,972	$711,968	275,292	$3,804,771
Distributions reinvested	2,869	39,968	699	9,562
Repurchased	(11,904)	(167,503)	(19,634)	(267,284)
Net increase	41,937	$584,433	256,357	$3,547,049
Class R6 shares
Sold	252,903	$3,544,095	851,131	$11,613,343
Distributions reinvested	10,375	144,309	14,131	193,028
Repurchased	(463,194)	(6,472,921)	(375,458)	(5,255,805)
Net increase (decrease)	(199,916)	($2,784,517)	489,804	$6,550,566
Total net decrease	(6,909,380)	($96,784,814)	(16,672,414)	($229,827,720)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $32,175,806 and $124,402,898, respectively, for the six months ended February 28, 2017.

Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2017 the fund held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying Fund's Net Assets
John Hancock Funds Enduring Assets Fund	28.4%
John Hancock Funds II Global Real Estate Fund	23.1%
John Hancock Funds Seaport Fund	10.2%
John Hancock Funds II Global Income Fund	9.5%
John Hancock Funds II Short Duration Credit Opportunities Fund	6.9%
John Hancock Funds II Absolute Return Currency Fund	5.3%

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	7,604,574	106,329	(1,398,422)	6,312,481	—	—	($345,917)	$61,736,067
Enduring Assets	3,312,292	137,524	(569,396)	2,880,420	$366,058	—	(217,819)	31,771,033
Global Absolute Return Strategies	11,187,388	149,395	(1,552,400)	9,784,383	—	—	(1,776,254)	99,702,863
Global Income	3,499,109	220,277	(520,033)	3,199,353	850,986	—	(405,138)	30,329,869

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					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Real Estate	1,227,373	63,946	(119,212)	1,172,107	201,537	—	(21,898)	11,826,556
Natural Resources	435,132	21,870	(92,433)	364,569	44,181	—	(89,565)	4,403,991
Real Return Bond	2,315,375	66,078	(284,643)	2,096,810	439,166	—	(148,682)	23,358,461
Redwood	9,279,486	118,378	(1,271,952)	8,125,912	—	—	(1,519,652)	84,672,002
Seaport	6,569,793	104,012	(1,049,327)	5,624,478	—	$30,009	68,900	62,544,191
Short Duration Credit Opportunities	9,844,954	274,556	(1,393,852)	8,725,658	1,495,645	—	(843,308)	84,464,372
Strategic Income Opportunities	9,549,984	235,342	(1,262,842)	8,522,484	1,284,105	—	(469,840)	91,105,355
Technical Opportunities	3,082,286	106,782	(660,322)	2,528,746	—	25,212	(2,272,512)	29,459,895
					$4,681,678	$55,221	($8,041,685)	$615,374,655

Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 28, 2017, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund	3,221,647	85,161	(408,086)	2,898,722	—	$932,522	$156,500	$31,683,034

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

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More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355074	345SA 2/17 4/17

John Hancock

Blue Chip Growth Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks delivered double-digit returns

The fund's benchmark, the S&P 500 Index, rose 10.01% during the six-month period, with all of the gains occurring in the wake of the November election.

The fund slightly underperformed its benchmark

Although the fund delivered a robust absolute return over the period, it fell just short of its benchmark.

Sector allocations contributed to results, but stock selection detracted

The fund's relative performance was aided by an underweight in the consumer staples sector, but stock selection in information technology was a headwind.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc.

Larry J. Puglia, CFA, CPA
Portfolio Manager
T. Rowe Price

Can you describe the market environment of the six months ended February 28, 2017?

Domestic equities gained ground following the election of Donald Trump as U.S. president, reflecting expectations for stronger economic growth and more business-friendly policies. Stocks initially traded lower in September and October on concerns about tighter global monetary policy and political uncertainty ahead of the November election. Donald Trump's victory resolved much of this uncertainty and sparked a substantial rally that lasted through the end of February. Several factors combined to fuel the gains, chief among them the emerging consensus that the combination of lower tax rates, increased infrastructure spending, and deregulation would lead to accelerating economic growth and rising corporate profits.

How did the fund perform?

The fund's Class A shares returned 9.74% for the period but fell slightly short of its benchmark, the S&P 500 Index. The growth and value styles experienced a meaningful divergence in performance following the U.S. elections in November, as the sectors deemed to be the largest beneficiaries of the incoming administration's proposals were generally those that tend to be more value-oriented. Conversely, the growth-oriented sectors that make up the bulk of the portfolio lagged. Notwithstanding these short-term market trends, we remain steadfast in our approach and continue to focus on fundamentals and growth relative to valuations.

What specific factors helped and hurt fund performance?

Sector allocation made a positive contribution to relative performance, while stock selection detracted. With regard to the former, an underweight position in consumer staples made a significant, positive contribution. We continue to be significantly underweight in consumer staples given the sector's moderate growth trajectory. Consumer staple stocks—which are considered a

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

"Domestic equities gained ground following the election of Donald Trump as U.S. president, reflecting expectations for stronger economic growth and more business-friendly policies."
safe haven—lagged at a time of improving investor sentiment and outperformance for more cyclical market segments. While many consumer staples firms operate well-entrenched, mature businesses that enjoy relatively stable demand, there are few companies in the sector that meet our growth threshold.

Underweight positions in the utilities and real estate sectors, both of which have above-average interest-rate sensitivity, also contributed positively. Conversely, an underweight position in financials detracted. The sector's robust, market-beating gain was largely driven by expectations for a friendlier regulatory environment under the Trump administration, as well as more profitable bank lending stemming from rising interest rates.

The negative contribution from stock selection was primarily the result of our underperformance in information technology. An underweight in Apple, Inc. weighed on results, as shares of the tech giant rose after management released earnings that exceeded analysts' expectations. Additionally, out-of-benchmark investments in the Chinese companies Tencent Holdings, Ltd. and Alibaba Group Holding, Ltd. generated gains but fell short of the strong performance of the U.S. tech sector.

The fund also experienced modest underperformance in financials. The largest impact came from underweight positions in certain stocks that performed very well in the period, such as JPMorgan Chase & Co. and Citigroup, Inc. In addition, Intercontinental Exchange, Inc. gained ground but

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Amazon.com, Inc.	8.3
Facebook, Inc., Class A	5.1
The Priceline Group, Inc.	4.6
Alphabet, Inc., Class C	4.3
Microsoft Corp.	3.4
Visa, Inc., Class A	3.1
Mastercard, Inc., Class A	2.6
Alphabet, Inc., Class A	2.4
Danaher Corp.	2.4
UnitedHealth Group, Inc.	2.3
TOTAL	38.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

"In our view, rising interest rates should not preclude stocks from performing well, and the increase in rates is being viewed properly as affirmation that economic growth is now on sounder footing and likely to improve."
trailed the overall group. On the plus side, Morgan Stanley outpaced the broader sector by a wide margin and represented the largest individual contributor to fund performance.

Our stock selection produced the strongest results in the consumer discretionary sector, where The Priceline Group, Inc. gained ground after the company reported consecutive quarters of solid results with robust growth across all geographies and channels. A position in Netflix, Inc., which continued to exceed analysts' growth expectations, was an additional contributor of note.

Stock selection in the industrials sector further helped the fund's relative performance. Shares of American Airlines Group, Inc. rose on expectations that more disciplined capacity growth across the industry would drive improved results. In addition, the company reported better-than-expected traffic numbers and fiscal guidance. The stock was also boosted by news that Warren Buffett's Berkshire Hathaway, Inc. had acquired shares of the company.

How was the fund positioned at the end of the period?

While many of the policies being proposed by the Trump administration would be supportive of growth and be constructive for the stock market, we would caution that many programs may not be adopted easily, quickly, or in their entirety. Indeed, some of the proposals are complex and will obviously require congressional involvement and negotiation before being fully formulated and implemented. As an example, some of the infrastructure spending will involve projects that take substantial time to design and several years to complete.

We should also emphasize that all of the actions being taken to foster growth are already resulting in increased interest rates. In our view, rising interest rates should not preclude stocks from performing well, and the increase in rates is being viewed properly as affirmation that economic growth is now on sounder footing and likely to improve. However, the increase in rates thus far—

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

together with the next round of potential rate hikes being contemplated by the U.S. Federal Reserve for 2017—have led to a much stronger U.S. dollar. Because other central banks are generally in neutral, or even easing mode, the U.S. dollar could continue to strengthen. This would make it more challenging to drive stronger U.S. export growth and could crimp auto and housing sales. In short, if interest rates increase more sharply than anticipated, economic growth could experience headwinds.

Against this evolving and uncertain backdrop, we believe our strategy of investing in all-season growth companies—those with seasoned management teams and leading market positions whose growth is not heavily reliant on the overall direction of the economy—should position the fund to deliver attractive risk-adjusted returns.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	15.87	13.12	8.65	4.26	85.22	129.34
Class C1	20.04	13.95	9.05	8.34	92.15	137.92
Class 1[2]	22.29	14.38	9.23	9.90	95.74	141.70
Class NAV[2]	22.36	14.43	9.28	9.93	96.23	142.98
Index 1†	24.98	14.01	7.62	10.01	92.63	108.34
Index 2†	22.15	13.79	9.07	9.15	90.81	138.19

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.24	1.94	0.87	0.82
Net (%)	1.14	1.89	0.87	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-07	23,792	23,792	20,834	23,819
Class 1[2]	2-28-07	24,170	24,170	20,834	23,819
Class NAV[2]	2-28-07	24,298	24,298	20,834	23,819

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,097.40	$5.93	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,093.40	9.81	1.89%
	Hypothetical example for comparison purposes	1,000.00	1,015.40	9.44	1.89%
Class 1	Actual expenses/actual returns	1,000.00	1,099.00	4.32	0.83%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.16	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	1,099.30	4.06	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 99.8%		$2,434,141,683
(Cost $1,165,666,887)
Consumer discretionary 24.1%		588,711,105
Auto components 0.4%
Delphi Automotive PLC	120,100	9,143,213
Automobiles 0.9%
Ferrari NV	80,580	5,242,535
Tesla, Inc. (I)(L)	70,864	17,715,291
Hotels, restaurants and leisure 3.0%
Domino's Pizza, Inc.	7,000	1,328,670
Hilton Worldwide Holdings, Inc.	192,211	10,994,469
Las Vegas Sands Corp.	76,600	4,055,970
Marriott International, Inc., Class A	167,285	14,552,122
MGM Resorts International (I)	432,500	11,370,425
Norwegian Cruise Line Holdings, Ltd. (I)	19,100	968,370
Royal Caribbean Cruises, Ltd.	114,800	11,032,280
Starbucks Corp.	126,600	7,199,742
Yum! Brands, Inc.	175,598	11,470,061
Internet and direct marketing retail 14.6%
Amazon.com, Inc. (I)	239,511	202,396,375
Ctrip.com International, Ltd., ADR (I)(L)	266,000	12,619,040
Netflix, Inc. (I)	200,600	28,511,278
The Priceline Group, Inc. (I)	65,700	113,275,341
Media 0.9%
Charter Communications, Inc., Class A (I)	41,339	13,354,977
Comcast Corp., Class A	212,400	7,948,008
The Walt Disney Company	13,100	1,442,179
Multiline retail 0.2%
Dollar General Corp.	65,800	4,804,716
Specialty retail 4.0%
AutoZone, Inc. (I)	12,500	9,206,875
Lowe's Companies, Inc.	245,400	18,250,398
O'Reilly Automotive, Inc. (I)	72,256	19,632,678
Ross Stores, Inc.	248,500	17,042,130
The Home Depot, Inc.	198,600	28,779,126
Tractor Supply Company	45,907	3,255,265
Textiles, apparel and luxury goods 0.1%
Coach, Inc.	81,900	3,119,571

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       12

	Shares	Value
Consumer staples 2.4%		$58,556,230
Beverages 0.3%
Constellation Brands, Inc., Class A	22,900	3,636,749
Dr. Pepper Snapple Group, Inc.	2,500	233,600
Molson Coors Brewing Company, Class B	12,300	1,234,797
Monster Beverage Corp. (I)	22,400	928,256
Food and staples retailing 1.3%
Costco Wholesale Corp.	40,000	7,087,200
Walgreens Boots Alliance, Inc.	295,600	25,533,928
Tobacco 0.8%
Philip Morris International, Inc.	182,000	19,901,700
Financials 9.3%		226,875,418
Banks 1.6%
Citigroup, Inc.	80,200	4,796,762
Citizens Financial Group, Inc.	232,600	8,692,262
First Republic Bank	48,500	4,550,755
JPMorgan Chase & Co.	215,300	19,510,486
U.S. Bancorp	9,200	506,000
Capital markets 7.0%
Ameriprise Financial, Inc.	17,989	2,365,554
BlackRock, Inc.	7,400	2,867,204
CME Group, Inc.	48,800	5,927,248
Intercontinental Exchange, Inc.	515,400	29,444,802
Morgan Stanley	1,209,500	55,237,865
S&P Global, Inc.	31,400	4,065,358
State Street Corp.	251,229	20,025,464
TD Ameritrade Holding Corp.	724,200	28,316,220
The Bank of New York Mellon Corp.	164,600	7,759,244
The Charles Schwab Corp.	274,000	11,072,340
The Goldman Sachs Group, Inc.	13,500	3,348,810
Insurance 0.7%
Chubb, Ltd.	11,200	1,547,504
Marsh & McLennan Companies, Inc.	148,100	10,882,388
Willis Towers Watson PLC	46,400	5,959,152
Health care 17.8%		434,619,537
Biotechnology 4.3%
Alexion Pharmaceuticals, Inc. (I)	194,424	25,518,150
Biogen, Inc. (I)	81,200	23,434,320
Celgene Corp. (I)	256,900	31,729,719
Regeneron Pharmaceuticals, Inc. (I)	1,200	448,200
Shire PLC, ADR	43,995	7,949,897
Vertex Pharmaceuticals, Inc. (I)	167,500	15,178,850

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       13

	Shares	Value
Health care (continued)
Health care equipment and supplies 5.5%
Becton, Dickinson and Company	93,200	$17,060,260
C.R. Bard, Inc.	3,000	735,720
Danaher Corp.	679,174	58,103,336
DENTSPLY SIRONA, Inc.	15,500	984,560
Intuitive Surgical, Inc. (I)	38,700	28,521,900
Stryker Corp.	223,021	28,671,580
Health care providers and services 4.5%
Aetna, Inc.	161,560	20,802,466
Centene Corp. (I)	37,022	2,610,051
Cigna Corp.	70,900	10,557,010
Henry Schein, Inc. (I)	2,400	411,744
Humana, Inc.	98,400	20,787,000
UnitedHealth Group, Inc.	336,200	55,600,756
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	7,600	389,880
Illumina, Inc. (I)	22,300	3,733,020
Thermo Fisher Scientific, Inc.	160,328	25,280,519
Pharmaceuticals 2.3%
Allergan PLC	123,873	30,326,588
Bristol-Myers Squibb Company	89,400	5,069,874
Eli Lilly & Company	44,500	3,685,045
Merck & Company, Inc.	152,100	10,018,827
Zoetis, Inc.	131,500	7,010,265
Industrials 8.3%		202,036,115
Aerospace and defense 2.0%
General Dynamics Corp.	6,400	1,214,784
Northrop Grumman Corp.	21,300	5,263,017
Raytheon Company	2,100	323,715
Rockwell Collins, Inc.	4,800	458,832
Textron, Inc.	115,200	5,448,960
The Boeing Company	206,100	37,145,403
Air freight and logistics 0.7%
FedEx Corp.	86,700	16,731,366
Airlines 3.4%
Alaska Air Group, Inc.	254,000	24,846,280
American Airlines Group, Inc.	860,800	39,906,688
Delta Air Lines, Inc.	100,700	5,027,951
United Continental Holdings, Inc. (I)	175,300	12,987,977
Building products 0.1%
Johnson Controls International PLC	55,116	2,311,565

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       14

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.5%
Honeywell International, Inc.	37,200	$4,631,400
Roper Technologies, Inc.	36,200	7,573,040
Machinery 0.9%
Fortive Corp.	352,037	20,294,933
Wabtec Corp. (L)	4,300	344,516
Professional services 0.3%
Equifax, Inc.	19,300	2,530,423
IHS Markit, Ltd. (I)	106,147	4,224,651
Road and rail 0.4%
Canadian Pacific Railway, Ltd.	37,900	5,589,492
J.B. Hunt Transport Services, Inc.	36,700	3,602,839
Norfolk Southern Corp.	10,900	1,319,227
Union Pacific Corp.	2,400	259,056
Information technology 35.3%		860,507,986
Communications equipment 0.1%
Harris Corp.	13,400	1,472,660
Internet software and services 15.8%
Alibaba Group Holding, Ltd., ADR (I)	497,144	51,156,118
Alphabet, Inc., Class A (I)	70,284	59,385,060
Alphabet, Inc., Class C (I)	127,529	104,983,148
Baidu, Inc., ADR (I)	33,900	5,903,007
Facebook, Inc., Class A (I)	916,065	124,163,450
Tencent Holdings, Ltd.	1,447,700	38,417,546
IT services 8.3%
Fidelity National Information Services, Inc.	142,900	11,756,383
Fiserv, Inc. (I)	230,200	26,565,080
FleetCor Technologies, Inc. (I)	27,000	4,590,000
Global Payments, Inc.	46,300	3,689,647
Mastercard, Inc., Class A	574,300	63,437,178
PayPal Holdings, Inc. (I)	375,400	15,766,800
Visa, Inc., Class A	862,500	75,848,250
Semiconductors and semiconductor equipment 2.2%
Analog Devices, Inc.	28,300	2,318,619
Broadcom, Ltd.	89,800	18,941,514
KLA-Tencor Corp.	12,200	1,099,464
Microchip Technology, Inc. (L)	38,300	2,777,516
NVIDIA Corp.	29,600	3,003,808
NXP Semiconductors NV (I)	257,338	26,456,920
Software 7.7%
Activision Blizzard, Inc.	22,900	1,033,477
Electronic Arts, Inc. (I)	100,100	8,658,650

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       15

			Shares	Value
Information technology (continued)
Software (continued)
Intuit, Inc.			55,617	$6,976,596
Microsoft Corp.			1,305,700	83,538,686
Red Hat, Inc. (I)			186,303	15,427,751
salesforce.com, Inc. (I)			499,500	40,634,325
ServiceNow, Inc. (I)			283,000	24,598,360
Workday, Inc., Class A (I)			93,200	7,729,076
Technology hardware, storage and peripherals 1.2%
Apple, Inc.			220,300	30,178,897
Materials 0.3%				7,302,217
Chemicals 0.2%
E.I. du Pont de Nemours & Company			4,000	314,160
Ecolab, Inc.			10,200	1,264,494
The Sherwin-Williams Company			7,500	2,314,050
Containers and packaging 0.1%
Ball Corp.			46,369	3,409,513
Real estate 1.9%				46,887,075
Equity real estate investment trusts 1.9%
American Tower Corp.			358,662	41,170,811
Equinix, Inc.			15,200	5,716,264
Utilities 0.4%				8,646,000
Electric utilities 0.4%
NextEra Energy, Inc.			66,000	8,646,000
	Yield (%)		Shares	Value
Securities lending collateral 1.2%				$29,977,328
(Cost $29,976,316)
John Hancock Collateral Trust (W)	0.8372(Y	)	2,995,606	29,977,328
Short-term investments 0.4%				$10,952,389
(Cost $10,952,389)
Money market funds 0.4%				10,952,389
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4629(Y	)	500,000	500,000
T. Rowe Price Government Money Fund	0.5166(Y	)	10,452,389	10,452,389
Total investments (Cost $1,206,595,592)† 101.4%				$2,475,071,400
Other assets and liabilities, net (1.4%)				($35,292,804)
Total net assets 100.0%				$2,439,778,596

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       16

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $1,219,742,788. Net unrealized appreciation aggregated to $1,255,328,612, of which $1,256,755,823 related to appreciated investment securities and $1,427,211 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,176,619,276) including $29,378,815 of securities loaned	$2,445,094,072
Affiliated investments, at value (Cost $29,976,316)	29,977,328
Total investments, at value (Cost $1,206,595,592)	2,475,071,400
Receivable for investments sold	1,788,496
Receivable for fund shares sold	912,825
Dividends and interest receivable	1,564,335
Receivable for securities lending income	21,303
Receivable due from advisor	4,551
Other receivables and prepaid expenses	50,028
Total assets	2,479,412,938
Liabilities
Payable for investments purchased	6,091,405
Payable for fund shares repurchased	3,304,658
Payable upon return of securities loaned	29,976,824
Payable to affiliates
Accounting and legal services fees	90,957
Transfer agent fees	24,525
Trustees' fees	2,263
Other liabilities and accrued expenses	143,710
Total liabilities	39,634,342
Net assets	$2,439,778,596
Net assets consist of
Paid-in capital	$1,044,984,820
Accumulated distributions in excess of net investment income	(287,234)
Accumulated net realized gain (loss) on investments and foreign currency transactions	126,605,202
Net unrealized appreciation (depreciation) on investments	1,268,475,808
Net assets	$2,439,778,596

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($230,408,317 ÷ 6,904,101 shares)[1]	$33.37
Class C ($34,413,126 ÷ 1,047,811 shares)[1]	$32.84
Class 1 ($1,107,236,276 ÷ 32,998,005 shares)	$33.55
Class NAV ($1,067,720,877 ÷ 31,804,708 shares)	$33.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.13

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       18

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$11,208,093
Securities lending	261,979
Interest	27,113
Less foreign taxes withheld	(10,899)
Total investment income	11,486,286
Expenses
Investment management fees	9,663,018
Distribution and service fees	759,985
Accounting and legal services fees	184,036
Transfer agent fees	154,816
Trustees' fees	20,382
State registration fees	38,669
Printing and postage	23,276
Professional fees	52,810
Custodian fees	151,431
Other	21,158
Total expenses	11,069,581
Less expense reductions	(540,885)
Net expenses	10,528,696
Net investment income	957,590
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	173,851,291
Affiliated investments	3,505
173,854,796
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	53,246,219
Affiliated investments	(1,295)
53,244,924
Net realized and unrealized gain	227,099,720
Increase in net assets from operations	$228,057,310

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$957,590	($704,656)
Net realized gain	173,854,796	145,570,456
Change in net unrealized appreciation (depreciation)	53,244,924	7,223,028
Increase in net assets resulting from operations	228,057,310	152,088,828
Distributions to shareholders
From net investment income
Class 1	(407,510)	(224,020)
Class NAV	(716,750)	(782,262)
From net realized gain
Class A	(12,751,051)	(14,015,020)
Class C	(1,993,137)	(2,691,511)
Class 1	(62,543,687)	(124,385,749)
Class NAV	(62,881,187)	(171,780,628)
Total distributions	(141,293,322)	(313,879,190)
From fund share transactions	(333,427,265)	321,279,354
Total increase (decrease)	(246,663,277)	159,488,992
Net assets
Beginning of period	2,686,441,873	2,526,952,881
End of period	$2,439,778,596	$2,686,441,873
Accumulated distributions in excess of net investment income	($287,234)	($120,564)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       20

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$32.33		$34.71	$34.99
Net investment loss[3]	(0.03)		(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	3.03		2.01	(0.21)
Total from investment operations	3.00		1.91	(0.28)
Less distributions
From net realized gain	(1.96)		(4.29)	—
Total distributions	(1.96)		(4.29)	—
Net asset value, end of period	$33.37		$32.33	$34.71
Total return (%)[4,5]	9.74	[6]	5.37	(0.80	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$230		$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[7]	1.24	1.24	[7]
Expenses including reductions	1.14	[7]	1.14	1.14	[7]
Net investment loss	(0.21	) [7]	(0.31)	(0.44	) [7]
Portfolio turnover (%)	11		34	31	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       21

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$31.96		$34.60	$34.99
Net investment loss[3]	(0.15)		(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	2.99		1.98	(0.21)
Total from investment operations	2.84		1.65	(0.39)
Less distributions
From net realized gain	(1.96)		(4.29)	—
Total distributions	(1.96)		(4.29)	—
Net asset value, end of period	$32.84		$31.96	$34.60
Total return (%)[4,5]	9.34	[6]	4.57	(1.11	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$34		$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	[7]	1.94	1.94	[7]
Expenses including reductions	1.89	[7]	1.89	1.89	[7]
Net investment loss	(0.96	) [7]	(1.06)	(1.19	) [7]
Portfolio turnover (%)	11		34	31	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       22

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$32.46		$34.75	$35.98	$28.74	$24.09	$20.63
Net investment income (loss)[2]	0.02		(0.01)	— [3]	(0.03)	0.05	0.03
Net realized and unrealized gain on investments	3.04		2.02	2.44	8.04	4.66	3.45
Total from investment operations	3.06		2.01	2.44	8.01	4.71	3.48
Less distributions
From net investment income	(0.01)		(0.01)	—	—	(0.06)	(0.02)
From net realized gain	(1.96)		(4.29)	(3.67)	(0.77)	—	—
Total distributions	(1.97)		(4.30)	(3.67)	(0.77)	(0.06)	(0.02)
Net asset value, end of period	$33.55		$32.46	$34.75	$35.98	$28.74	$24.09
Total return (%)[4]	9.90	[5]	5.67	7.25	28.06	19.62	16.87
Ratios and supplemental data
Net assets, end of period (in millions)	$1,107		$1,065	$969,340	$888	$696	$606
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[6]	0.87	0.86	0.86	0.86	0.86
Expenses including reductions	0.83	[6]	0.83	0.82	0.83	0.83	0.83
Net investment income	0.10	[6]	(0.03)	0.01	(0.08)	0.18	0.12
Portfolio turnover (%)	11		34	31	33	33	27

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       23

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$32.48		$34.76	$35.97	$28.72	$24.07	$20.62
Net investment income (loss)[2]	0.02		0.01	0.02	(0.01)	0.06	0.04
Net realized and unrealized gain on investments	3.05		2.02	2.44	8.03	4.67	3.44
Total from investment operations	3.07		2.03	2.46	8.02	4.73	3.48
Less distributions
From net investment income	(0.02)		(0.02)	—	—	(0.08)	(0.03)
From net realized gain	(1.96)		(4.29)	(3.67)	(0.77)	—	—
Total distributions	(1.98)		(4.31)	(3.67)	(0.77)	(0.08)	(0.03)
Net asset value, end of period	$33.57		$32.48	$34.76	$35.97	$28.72	$24.07
Total return (%)[3]	9.93	[4]	5.74	7.31	28.11	19.69	16.89
Ratios and supplemental data
Net assets, end of period (in millions)	$1,068		$1,364	$1,501,452	$1,854	$1,551	$1,559
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[5]	0.82	0.81	0.81	0.81	0.81
Expenses including reductions	0.78	[5]	0.78	0.77	0.78	0.78	0.78
Net investment income (loss)	0.14	[5]	0.02	0.06	(0.04)	0.24	0.17
Portfolio turnover (%)	11		34	31	33	33	27

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       25

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$588,711,105	$588,711,105	—	—
Consumer staples	58,556,230	58,556,230	—	—
Financials	226,875,418	226,875,418	—	—
Health care	434,619,537	434,619,537	—	—
Industrials	202,036,115	202,036,115	—	—
Information technology	860,507,986	822,090,440	$38,417,546	—
Materials	7,302,217	7,302,217	—	—
Real estate	46,887,075	46,887,075	—	—
Utilities	8,646,000	8,646,000	—	—
Securities lending collateral	29,977,328	29,977,328	—	—
Short-term investments	10,952,389	10,952,389	—	—
Total investments in securities	$2,475,071,400	$2,436,653,854	$38,417,546	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $29,378,815 and received $29,976,824 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       26

in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $4,048.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       27

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: a) 0.825% of the first $1 billion of the fund's aggregate net assets and b) 0.775% of the fund's aggregate net assets in excess of $1 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.800% of the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A and Class C shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$114,149	Class 1	$198,469
Class C	9,258	Total	$540,885
Class NAV	219,009

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       28

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $520,847 for the six months ended February 28, 2017. Of this amount, $87,435 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $425,172 was paid as sales commissions to broker-dealers and $8,240 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $4,002 and $25,934 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$325,944	$133,855
Class C	170,114	20,961
Class 1	263,927	—
Total	$759,985	$154,816

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       29

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$12,310,000	1	0.845%	$289

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,194,863	$38,781,265	6,401,198	$206,077,638
Distributions reinvested	410,810	12,743,338	429,034	14,007,951
Repurchased	(1,565,851)	(50,775,683)	(1,304,197)	(40,953,133)
Net increase	39,822	$748,920	5,526,035	$179,132,456
Class C shares
Sold	162,226	$5,189,168	1,084,019	$34,758,063
Distributions reinvested	65,005	1,987,203	82,730	2,684,595
Repurchased	(303,642)	(9,721,068)	(322,942)	(9,960,297)
Net increase (decrease)	(76,411)	($2,544,697)	843,807	$27,482,361
Class 1 shares
Sold	541,168	$17,773,360	3,549,213	$116,360,286
Distributions reinvested	2,019,609	62,951,197	3,809,531	124,609,769
Repurchased	(2,357,215)	(75,871,253)	(2,458,201)	(78,069,787)
Net increase	203,562	$4,853,304	4,900,543	$162,900,268
Class NAV shares
Sold	86,916	$2,793,787	427,829	$13,351,289
Distributions reinvested	2,039,703	63,597,937	5,273,927	172,562,890
Repurchased	(12,321,399)	(402,876,516)	(6,894,814)	(234,149,910)
Net decrease	(10,194,780)	($336,484,792)	(1,193,058)	($48,235,731)
Total net increase (decrease)	(10,027,807)	($333,427,265)	10,077,327	$321,279,354

Affiliates of the fund owned 100% of Class 1 and Class NAV shares on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $284,953,396 and $756,992,524, respectively, for the six months ended February 28, 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       30

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 43.8% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Fund	16.9%
John Hancock Funds II Lifestyle Balanced Fund	12.6%
John Hancock Funds II Lifestyle Aggressive Fund	6.7%

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the fund engaged in purchases amounting to $358,484.

Note 10 — New rule issuance

In October 2016, the Securities and Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355075	457SA 2/17 4/17

John Hancock

Emerging Markets Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

After several episodes of volatility in the first half of 2016, international equity indexes exhibited mostly positive momentum in recent months as economic trends improved overseas, especially in Europe. Despite an initial pullback following the November 2016 election of U.S. President Donald Trump, most international stocks rallied in January and February 2017, following closely on the heels of U.S. equity indexes' postelection gains.

Yet there are still challenges at hand. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
25	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Overall, emerging-market equities posted solid gains

The fund's benchmark, the MSCI Emerging Markets Index, posted a positive return, and the fund slightly underperformed.

An emphasis on value stocks contributed to relative performance

The fund's higher weighting in low relative price (value) equities contributed to relative performance, as these stocks outperformed their high relative price (growth) counterparts for the period.

Fund's positioning in selected countries affected relative returns

Differences between the fund's holdings in India, South Africa, and Taiwan and the benchmark's composition in those countries contributed to relative performance, while the fund's positioning in Russia, Brazil, and South Korea had a negative impact.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Currency transactions and valuations are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager Joseph H. Chi, CFA, Dimensional Fund Advisors LP

Joseph H. Chi, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Emerging-market equities posted solid gains for the six months ended February 28, 2017. Can you describe the market environment for the fund's benchmark, the MSCI Emerging Markets Index?

The benchmark was relatively flat through the opening weeks of the period, declined in late October and early November, and then rose sharply through most of December, January, and February. While underperforming U.S. equities as represented by the Russell 3000 Index, the benchmark modestly outperformed non-U.S. developed-market equities, as represented by the MSCI World ex-USA Index.

At the sector level, the benchmark's strongest performers overall were materials and energy. Conversely, the healthcare and consumer staples sectors posted the weakest results overall.

Within the benchmark, relatively low-priced value equities (as measured by price-to-book ratios) generally outperformed their growth-oriented counterparts. The degree of outperformance by value equities was particularly pronounced at the small market capitalization level, and large-cap equities generally outperformed small caps in the overall market, using MSCI indexes as proxies.

Among the five largest countries included in the benchmark, equity markets in Brazil and Taiwan outperformed, while markets in India and South Korea underperformed and China slightly lagged the benchmark. Among other large emerging-market countries, Russia outperformed, while Mexico and Malaysia underperformed.

Overall, currency movements had a positive impact on U.S. dollar-denominated investment returns. The U.S. dollar depreciated against some emerging-market currencies during the period, notably the South African rand and the Russian ruble.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale within the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in emerging-market

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

"Overall, currency movements had a positive impact on U.S. dollar-denominated investment returns."
equities rather than by the behavior of a limited number of securities within a particular industry, country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities. We also seek to purchase emerging-market equity securities across all market capitalizations, with greater exposure than the benchmark to areas of the market that have historically generated higher returns over the long term. As a result, the fund broadly maintains relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low relative price in relation to their book value. Additionally, we place greater emphasis on equities of companies with higher profitability.

On the basis of value versus growth stocks, what impact did the fund's relatively high weight in value stocks, as compared with the benchmark, have on performance?

The fund's higher weight in value stocks contributed to relative performance, especially among stocks that were ranked within the lowest quartile of price-to-book ratios across the emerging-market equity universe.

At the market capitalization level, how did differences in the fund's holdings relative to the benchmark affect performance?

The fund had higher weightings in small- and micro-cap stocks relative to the benchmark, which is primarily made up of large- and mid-cap stocks. These weighting differences contributed to relative performance overall, especially among the smallest stocks within the emerging-market equity universe. However, the fund had lower weights in the largest stocks, which outperformed. The

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Taiwan Semiconductor Manufacturing Company, Ltd.	3.3
Samsung Electronics Company, Ltd.	3.2
Hon Hai Precision Industry Company, Ltd.	1.6
Tencent Holdings, Ltd.	1.5
China Mobile, Ltd., ADR	1.2
China Construction Bank Corp., H Shares	1.2
HDFC Bank, Ltd.	0.9
Banco Bradesco SA	0.9
Itau Unibanco Holding SA	0.8
Infosys, Ltd.	0.7
TOTAL	15.3
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

"The fund's higher weight in value stocks contributed to relative performance, especially among stocks that were ranked within the lowest quartile of price-to-book ratios across the emerging-market equity universe."
negative impact that this had on relative performance was not as significant a factor overall as the benefit resulting from the fund's higher weighting in the smallest stocks.

How did the differences in country weights and holdings affect performance?

Overall, differences in country weights between the fund and its benchmark and relative differences in the composition of those holdings at the country level had a mixed impact on relative performance. Please note that the fund's country allocations are generally a result of our emphasis on the dimensions of higher expected returns (size, value, and profitability), and should not be interpreted as tactical bets.

Differences in the fund's holdings in India, South Africa, and Taiwan relative to the benchmark contributed to relative performance. In Taiwan, the fund had a relatively high weight, and this was a positive factor, as the Taiwanese market outperformed.

Conversely, the fund's relatively low weight in Russia detracted from relative performance, as Russian equities outperformed. In Brazil and South Korea, differences in the fund's holdings relative to the benchmark weighed on relative performance.

TOP 10 COUNTRIES AS OF 2/28/17 (%)

Taiwan	17.2
South Korea	14.6
India	12.6
China	11.3
Brazil	7.7
South Africa	7.4
Hong Kong	4.6
Mexico	4.1
Malaysia	3.5
United States	2.9
TOTAL	85.9
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in value stocks and equities with smaller market capitalizations, while emphasizing companies with higher profitability relative to the benchmark. As a result of this approach, the fund's most significant overweights were in the materials, industrials, consumer discretionary, and consumer staples sectors, while the most significant underweights were in the financials, information technology, and energy sectors. Relative to the benchmark, the fund held higher weightings in Taiwan, India, and South Africa, and lower weightings in China and Russia.

Can you tell us about upcoming changes in the fund's operations?

Effective March 20, 2017, Mary T. Phillips, CFA, will be added to the fund's portfolio management team.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Allen Pu, CFA, Ph.D. On the fund since 2015 Investing since 2002
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Joseph H. Chi, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	22.04	-1.26	1.48	0.15	-6.16	15.49
Class C2	26.51	-0.98	1.26	4.06	-4.81	13.08
Class I2,3	28.70	0.10	2.41	5.59	0.51	26.36
Class R6[2,3]	28.87	0.19	2.46	5.59	0.93	27.01
Class NAV[3]	28.84	0.24	2.55	5.60	1.22	28.12
Index†	29.94	-0.02	2.37	5.65	-0.09	25.84

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	1.47	2.17	1.16	1.06	1.05

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-1-07	11,308	11,308	12,584
Class I2,3	5-1-07	12,636	12,636	12,584
Class R6[2,3]	5-1-07	12,701	12,701	12,584
Class NAV[3]	5-1-07	12,812	12,812	12,584

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-1-07.
2	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class C, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,053.70	$7.54	1.48%
	Hypothetical example for comparison purposes	1,000.00	1,017.50	7.40	1.48%
Class C	Actual expenses/actual returns	1,000.00	1,050.60	11.08	2.18%
	Hypothetical example for comparison purposes	1,000.00	1,014.00	10.89	2.18%
Class I	Actual expenses/actual returns	1,000.00	1,055.90	5.96	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class R6	Actual expenses/actual returns	1,000.00	1,055.90	5.45	1.07%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.36	1.07%
Class NAV	Actual expenses/actual returns	1,000.00	1,056.00	5.40	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       11

Fund's investments

Summary of fund's investments as of 2-28-17 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 97.3%		$880,987,635
(Cost $720,814,058)
Australia 0.0%		299,153	0.0%
Brazil 5.4%		48,578,353	5.4%
Ambev SA	79,500	454,877	0.1%
Ambev SA, ADR	623,359	3,546,913	0.4%
Banco Bradesco SA	170,320	1,777,627	0.2%
CETIP SA - Mercados Organizados	175,534	2,639,672	0.3%
Itau Unibanco Holding SA	66,834	750,242	0.1%
Petroleo Brasileiro SA (I)	162,820	831,442	0.1%
Petroleo Brasileiro SA, ADR (I)	63,594	597,148	0.1%
Vale SA	124,079	1,296,240	0.2%
OTHER SECURITIES		36,684,192	3.9%
Chile 1.4%		12,996,065	1.4%
China 11.6%		104,933,509	11.6%
Alibaba Group Holding, Ltd., ADR (I)	48,474	4,987,975	0.6%
Bank of China, Ltd., H Shares	6,338,075	3,206,876	0.4%
China Construction Bank Corp., H Shares	13,039,000	10,735,545	1.2%
China Petroleum & Chemical Corp., ADR	25,384	1,969,037	0.2%
Hengshi Mining Investments, Ltd. (I)	10,281,000	3,070,484	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	3,855,539	0.4%
PetroChina Company, Ltd., ADR	2,038	154,806	0.0%
PetroChina Company, Ltd., H Shares	2,704,000	2,053,905	0.2%
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	4,208,301	0.5%
Tencent Holdings, Ltd.	516,900	13,716,958	1.5%
OTHER SECURITIES		56,974,083	6.2%
Colombia 0.4%		3,302,988	0.4%
Cyprus 0.0%		29,400	0.0%
Czech Republic 0.2%		2,178,103	0.2%
Egypt 0.1%		737,812	0.1%
Greece 0.3%		2,538,187	0.3%
Hong Kong 4.7%		42,624,334	4.7%
China Mobile, Ltd., ADR (L)	200,594	11,084,824	1.2%
China Resources Land, Ltd.	720,444	1,965,579	0.2%
China Unicom Hong Kong, Ltd., ADR	224,819	2,720,310	0.3%
OTHER SECURITIES		26,853,621	3.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       12

	Shares	Value	% of Net Assets
Hungary 0.4%		$3,496,399	0.4%
India 12.9%		117,079,473	12.9%
HDFC Bank, Ltd.	374,166	8,069,952	0.9%
Housing Development Finance Corp., Ltd.	115,068	2,360,831	0.3%
Infosys, Ltd.	433,073	6,561,592	0.7%
Tata Consultancy Services, Ltd.	67,070	2,471,158	0.3%
Tata Motors, Ltd.	257,570	1,759,928	0.2%
Tata Motors, Ltd., ADR	7,425	249,406	0.0%
UPL, Ltd.	226,653	2,429,348	0.3%
OTHER SECURITIES		93,177,258	10.2%
Indonesia 2.9%		26,062,959	2.9%
Malaysia 3.6%		32,249,170	3.6%
Malta 0.0%		433,156	0.0%
Mexico 4.2%		38,268,996	4.2%
America Movil SAB de CV, Series L	6,641,335	4,224,486	0.5%
Grupo Mexico SAB de CV, Series B	1,227,284	3,718,228	0.4%
Grupo Televisa SAB (L)	555,144	2,833,537	0.3%
Organizacion Soriana SAB de CV, Series B (I)	1,269,359	2,634,560	0.3%
OTHER SECURITIES		24,858,185	2.7%
Peru 0.3%		2,326,750	0.3%
Credicorp, Ltd.	11,966	1,969,815	0.2%
OTHER SECURITIES		356,935	0.1%
Philippines 1.5%		13,954,224	1.5%
Poland 1.7%		15,169,736	1.7%
Romania 0.0%		143,235	0.0%
Russia 1.1%		10,056,708	1.1%
Singapore 0.0%		35,626	0.0%
South Africa 7.6%		68,702,085	7.6%
FirstRand, Ltd.	560,410	2,119,642	0.2%
MTN Group, Ltd.	621,979	5,675,023	0.6%
Sanlam, Ltd.	466,367	2,407,893	0.3%
Sappi, Ltd.	172,663	1,075,749	0.1%
Sappi, Ltd., ADR	235,018	1,482,964	0.2%
Standard Bank Group, Ltd.	311,337	3,392,988	0.4%
Steinhoff International Holdings NV	372,997	1,986,343	0.2%
Woolworths Holdings, Ltd.	381,753	2,036,091	0.2%
OTHER SECURITIES		48,525,392	5.4%
South Korea 15.0%		136,165,064	15.0%
Hyundai Motor Company	19,984	2,638,591	0.3%
LG Display Company, Ltd., ADR (L)	199,662	2,421,900	0.3%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       13

	Shares	Value	% of Net Assets
South Korea (continued)
LG Electronics, Inc. (L)	45,419	$2,398,486	0.3%
NAVER Corp.	4,178	2,864,461	0.3%
Samsung Electronics Company, Ltd.	17,670	30,028,993	3.3%
Shinhan Financial Group Company, Ltd., ADR	50,941	2,088,072	0.3%
SK Hynix, Inc.	112,491	4,635,182	0.5%
OTHER SECURITIES		89,089,379	9.7%
Taiwan 17.8%		160,725,204	17.8%
Advanced Semiconductor Engineering, Inc.	755,532	942,633	0.1%
Advanced Semiconductor Engineering, Inc., ADR	161,224	996,364	0.1%
CTBC Financial Holding Company, Ltd.	4,480,967	2,674,162	0.3%
Hon Hai Precision Industry Company, Ltd.	4,980,440	14,492,901	1.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	4,984,000	30,534,656	3.4%
Uni-President Enterprises Corp.	1,444,803	2,565,827	0.3%
United Microelectronics Corp.	5,091,468	2,110,951	0.3%
OTHER SECURITIES		106,407,710	11.7%
Thailand 2.9%		26,444,393	2.9%
PTT PCL	426,000	4,844,342	0.6%
OTHER SECURITIES		21,600,051	2.3%
Turkey 1.2%		10,459,947	1.2%
Ukraine 0.1%		684,398	0.1%
United States 0.0%		312,208	0.0%
Preferred securities 2.7%		$24,486,166
(Cost $23,186,270)
Brazil 2.5%		23,122,093	2.5%
Banco Bradesco SA	579,265	6,194,222	0.7%
Itau Unibanco Holding SA	515,893	6,606,424	0.7%
Petroleo Brasileiro SA (I)	232,938	1,131,196	0.1%
Vale SA	275,975	2,785,756	0.3%
OTHER SECURITIES		6,404,495	0.7%
Chile 0.1%		506,355	0.1%
Colombia 0.1%		734,617	0.1%
India 0.0%		9,253	0.0%
UPL, Ltd. (I)	46,767	9,253	0.0%
Panama 0.0%		113,848	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       14

			Shares	Value	% of Net Assets
Rights 0.0%				$80,633
(Cost $0)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 2.9%				$26,058,698
(Cost $26,057,530)
John Hancock Collateral Trust (W)	0.8372(Y	)	2,604,021	26,058,698	2.9%
Short-term investments 0.1%				$852,237
(Cost $852,237)
Money market funds 0.1%				852,237	0.1%
Total investments (Cost $770,910,095)† 103.0%				$932,465,369	103.0%
Other assets and liabilities, net (3.0%)				(26,903,897)	(3.0)%
Total net assets 100.0%				$905,561,472	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was 784,850,957. Net unrealized appreciation aggregated to $147,614,412, of which $275,654,426 related to appreciated investment securities and $128,040,014 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $744,852,565) including $24,111,535 of securities loaned	$906,406,671
Affiliated investments, at value (Cost $26,057,530)	26,058,698
Total investments, at value (Cost $770,910,095)	932,465,369
Cash	19,344
Foreign currency, at value (Cost $3,173,633)	3,174,796
Receivable for investments sold	11,045,159
Receivable for fund shares sold	1,179,052
Dividends and interest receivable	3,647,649
Receivable for securities lending income	46,374
Other receivables and prepaid expenses	56,724
Total assets	951,634,467
Liabilities
Foreign capital gains tax payable	876,305
Payable for investments purchased	2,536,650
Line of credit payable	6,000,000
Payable for fund shares repurchased	10,373,956
Payable upon return of securities loaned	26,073,965
Payable to affiliates
Accounting and legal services fees	38,464
Transfer agent fees	21,584
Trustees' fees	2,215
Other liabilities and accrued expenses	149,856
Total liabilities	46,072,995
Net assets	$905,561,472
Net assets consist of
Paid-in capital	$981,080,506
Accumulated distributions in excess of net investment income	(10,039,711)
Accumulated net realized gain (loss) on investments and futures contracts and foreign currency transactions	(226,213,530)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	160,734,207
Net assets	$905,561,472

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($53,788,564 ÷ 5,398,780 shares)[1]	$9.96
Class C ($2,571,463 ÷ 256,987 shares)[1]	$10.01
Class I ($43,721,701 ÷ 4,398,804 shares)	$9.94
Class R6 ($124,543 ÷ 12,544 shares)	$9.93
Class NAV ($805,355,201 ÷ 80,999,329 shares)	$9.94
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.48

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       17

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$9,213,784
Securities lending	274,935
Interest	41,158
Less foreign taxes withheld	(967,788)
Total investment income	8,562,089
Expenses
Investment management fees	5,533,145
Distribution and service fees	414,830
Accounting and legal services fees	83,096
Transfer agent fees	184,965
Trustees' fees	12,084
State registration fees	46,962
Printing and postage	26,019
Professional fees	47,581
Custodian fees	427,382
Other	32,635
Total expenses	6,808,699
Less expense reductions	(44,117)
Net expenses	6,764,582
Net investment income	1,797,507
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(158,955)
Affiliated investments	4,858
Futures contracts	3,208,933
3,054,836
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	49,906,459 [1]
Affiliated investments	(1,899)
49,904,560
Net realized and unrealized gain	52,959,396
Increase in net assets from operations	$54,756,903

1	Net of $125,461 increase in deferred foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,797,507	$23,184,269
Net realized gain (loss)	3,054,836	(187,898,828)
Change in net unrealized appreciation (depreciation)	49,904,560	335,816,658
Increase in net assets resulting from operations	54,756,903	171,102,099
Distributions to shareholders
From net investment income
Class A	(3,990,763)	(6,502,713)
Class C	(20,102)	(10,585)
Class I	(575,343)	(234,247)
Class R6	(2,181)	(2,071)
Class NAV	(14,761,330)	(26,051,870)
Total distributions	(19,349,719)	(32,801,486)
From fund share transactions	(454,286,341)	(828,146,713)
Total decrease	(418,879,157)	(689,846,100)
Net assets
Beginning of period	1,324,440,629	2,014,286,729
End of period	$905,561,472	$1,324,440,629
Undistributed (accumulated distributions in excess of) net investment income	($10,039,711)	$7,512,501

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       19

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$9.59		$8.64	$11.32	$9.58	$9.59	$10.65
Net investment income[2]	—	[3]	0.09	0.10	0.16	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.51		0.99	(2.68)	1.72	(0.03)	(1.10)
Total from investment operations	0.51		1.08	(2.58)	1.88	0.06	(0.99)
Less distributions
From net investment income	(0.14)		(0.13)	(0.10)	(0.14)	(0.07)	(0.06)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.13)	(0.10)	(0.14)	(0.07)	(0.07)
Net asset value, end of period	$9.96		$9.59	$8.64	$11.32	$9.58	$9.59
Total return (%)[4,5]	5.37	[6]	12.71	(22.90)	19.83	0.60	(9.25)
Ratios and supplemental data
Net assets, end of period (in millions)	$54		$316	$401	$337	$32	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	[7]	1.47	1.49	1.56	1.74 [8]	1.96
Expenses including reductions	1.48	[7]	1.46	1.48	1.56	1.74	1.75
Net investment income (loss)	(0.01	) [7]	1.09	1.02	1.57	0.85	1.10
Portfolio turnover (%)	2		6	14 [9]	17	7	23

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       20

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.60		$8.64	$11.32	$10.86
Net investment income (loss)[3]	(0.03)		0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.52		0.96	(2.72)	0.43
Total from investment operations	0.49		1.02	(2.67)	0.46
Less distributions
From net investment income	(0.08)		(0.06)	(0.01)	—
Total distributions	(0.08)		(0.06)	(0.01)	—
Net asset value, end of period	$10.01		$9.60	$8.64	$11.32
Total return (%)[4,5]	5.06	[6]	11.92	(23.57)	4.24	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.19	[8]	2.17	3.23	11.75	[8]
Expenses including reductions	2.18	[8]	2.16	2.35	2.35	[8]
Net investment income (loss)	(0.73	) [8]	0.71	0.49	1.33	[8]
Portfolio turnover (%)	2		6	14 [9]	17	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       21

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$9.58		$8.64	$11.32	$9.59	$9.60	$10.67
Net investment income[2]	0.01		0.13	0.10	0.12	0.13	0.11
Net realized and unrealized gain (loss) on investments	0.52		0.97	(2.65)	1.79	(0.01)	(1.06)
Total from investment operations	0.53		1.10	(2.55)	1.91	0.12	(0.95)
Less distributions
From net investment income	(0.17)		(0.16)	(0.13)	(0.18)	(0.13)	(0.11)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions	(0.17)		(0.16)	(0.13)	(0.18)	(0.13)	(0.12)
Net asset value, end of period	$9.94		$9.58	$8.64	$11.32	$9.59	$9.60
Total return (%)[3]	5.59	[4]	13.00	(22.68)	20.18	1.13	(8.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$44		$21	$13	$51	$67	$126
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[5]	1.16	1.20	1.26	1.21	1.23
Expenses including reductions	1.17	[5]	1.15	1.19	1.25	1.21	—
Net investment income	0.26	[5]	1.56	1.00	1.14	1.29	1.11
Portfolio turnover (%)	2		6	14 [6]	17	7	23

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$9.58		$8.64	$11.32	$9.59	$9.60	$10.68
Net investment income[3]	0.02		0.14	0.13	0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.51		0.97	(2.66)	1.76	—	(1.08)
Total from investment operations	0.53		1.11	(2.53)	1.91	0.12	(0.95)
Less distributions
From net investment income	(0.18)		(0.17)	(0.15)	(0.18)	(0.13)	(0.12)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions	(0.18)		(0.17)	(0.15)	(0.18)	(0.13)	(0.13)
Net asset value, end of period	$9.93		$9.58	$8.64	$11.32	$9.59	$9.60
Total return (%)[4]	5.59	[5]	13.16	(22.54)	20.19	1.12	(8.80)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.06	6.52	17.51	16.99	20.83
Expenses including reductions	1.07	[7]	1.04	1.06	1.21	1.22	1.22
Net investment income	0.37	[7]	1.58	1.32	1.40	1.18	1.33
Portfolio turnover (%)	2		6	14 [8]	17	7	23

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$9.59		$8.65	$11.34	$9.60	$9.61	$10.68
Net investment income[2]	0.02		0.13	0.13	0.15	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.51		0.98	(2.67)	1.79	—	(1.08)
Total from investment operations	0.53		1.11	(2.54)	1.94	0.13	(0.94)
Less distributions
From net investment income	(0.18)		(0.17)	(0.15)	(0.20)	(0.14)	(0.12)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions	(0.18)		(0.17)	(0.15)	(0.20)	(0.14)	(0.13)
Net asset value, end of period	$9.94		$9.59	$8.65	$11.34	$9.60	$9.61
Total return (%)[3]	5.60	[4]	13.14	(22.59)	20.46	1.25	(8.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$805		$985	$1,600	$2,230	$2,163	$2,107
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	[5]	1.05	1.06	1.08	1.08	1.07
Expenses including reductions	1.06	[5]	1.04 [5]	1.04 [5]	1.08 [5]	1.08 [5]	1.07 [5]
Net investment income	0.42	[5]	1.51	1.31	1.46	1.30	1.49
Portfolio turnover (%)	2		6	14 [6]	17	7	23

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$299,153	—	$299,153	—
Brazil	48,578,353	$8,635,505	39,942,848	—
Chile	12,996,065	3,065,832	9,930,233	—
China	104,933,509	12,458,071	92,083,492	$391,946
Colombia	3,302,988	3,302,988	—	—
Cyprus	29,400	—	29,400	—
Czech Republic	2,178,103	—	2,178,103	—
Egypt	737,812	—	737,812	—
Greece	2,538,187	—	2,538,187	—
Hong Kong	42,624,334	13,805,134	28,194,637	624,563
Hungary	3,496,399	—	3,496,399	—
India	117,079,473	1,890,953	115,179,370	9,150
Indonesia	26,062,959	1,084,539	24,847,463	130,957
Malaysia	32,249,170	—	32,249,170	—
Malta	433,156	—	433,156	—
Mexico	38,268,996	38,268,996	—	—
Peru	2,326,750	2,326,750	—	—
Philippines	13,954,224	—	13,953,103	1,121
Poland	15,169,736	—	15,169,736	—
Romania	143,235	—	143,235	—
Russia	10,056,708	1,888,983	8,167,725	—
Singapore	35,626	—	35,626	—
South Africa	68,702,085	5,773,148	62,928,937	—
South Korea	136,165,064	6,434,965	129,613,459	116,640
Taiwan	160,725,204	3,501,642	157,223,562	—
Thailand	26,444,393	—	26,347,506	96,887
Turkey	10,459,947	—	10,456,782	3,165
Ukraine	684,398	—	684,398	—
United States	312,208	—	312,208	—
Preferred securities
Brazil	23,122,093	—	23,122,093	—
Chile	506,355	—	506,355	—
Colombia	734,617	734,617	—	—

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
India	9,253	—	9,253	—
Panama	113,848	113,848	—	—
Rights	80,633	2,462	78,171	—
Securities lending collateral	26,058,698	26,058,698	—	—
Short-term investments	852,237	852,237	—	—
Total investments in securities	$932,465,369	$130,199,368	$800,891,572	$1,374,429

Securities with a market value of approximately $85,300,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $24,111,535 and received $26,073,965 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables it to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Any open loans at period end are presented under the caption Line of credit payable on the Statement of assets and liabilities. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2017, were $2,512. As of February 28, 2017, the fund had borrowings of $6,000,000 at an interest rate of 1.660%. During the six months ended February 28, 2017, the average borrowings under the line of credit and the effective average interest rate were $6,021,277 and 1.500%, respectively. Interest expense of $11,629 is included in Other expenses on the Statement of operations.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryforward of $32,781,238 and a long-term capital loss carryforward of $193,933,328 available to offset future net realized capital gains. These carryforwards do not expire. The use of future realized losses may be limited due to the merger transaction.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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During the six months ended February 28, 2017, the fund used futures contracts to equitize cash balances. The fund held futures contracts with notional values ranging up to $22.0 million as measured at each quarter end. There were no open futures contracts as of February 28, 2017.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	$3,208,933

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $100 million of the fund's aggregate net assets; and (b) 0.950% of the fund's aggregate net assets in excess of $100 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2017, for Class R6 shares, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$10,144	Class R6	$10
Class C	94	Class NAV	32,635
Class I	1,234	Total	$44,117

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017, were equivalent to a net annual effective rate of 0.95% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $79,307 for the six months ended February 28, 2017. Of this amount, $13,518 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $65,443 was paid as sales commissions to broker-dealers and $346 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $111 and $609 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$402,465	$165,425
Class C	12,365	1,524
Class I	—	18,007
Class R6	—	9
Total	$414,830	$184,965

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest (expense) income
Borrower	$5,330,407	20	0.776%	($2,298)
Lender	$10,268,251	3	0.720%	$616

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,903,897	$27,570,102	12,849,385	$112,625,298
Distributions reinvested	447,608	3,983,711	771,696	6,497,678
Repurchased	(30,894,354)	(303,356,547)	(27,029,668)	(232,648,161)
Net decrease	(27,542,849)	($271,802,734)	(13,408,587)	($113,525,185)
Class C shares
Sold	42,868	$410,982	166,926	$1,453,016
Distributions reinvested	2,240	20,045	1,249	10,578
Repurchased	(45,432)	(437,856)	(37,827)	(333,779)
Net increase (decrease)	(324)	($6,829)	130,348	$1,129,815
Class I shares
Sold	4,522,196	$43,355,598	2,817,455	$24,648,474
Distributions reinvested	63,781	566,374	26,843	225,482
Repurchased	(2,405,789)	(23,354,613)	(2,116,820)	(18,558,888)
Net increase	2,180,188	$20,567,359	727,478	$6,315,068
Class R6 shares
Sold	2,433	$23,461	570	$5,089
Distributions reinvested	61	542	55	458
Repurchased	(130)	(1,217)	(1,904)	(15,710)
Net increase	2,364	$22,786	(1,279)	($10,163)
Class NAV shares
Sold	1,419,492	$13,062,899	1,625,813	$13,872,365
Distributions reinvested	1,662,312	14,761,330	3,101,413	26,051,870
Repurchased	(24,779,482)	(230,891,152)	(86,925,174)	(761,980,483)
Net decrease	(21,697,678)	($203,066,923)	(82,197,948)	($722,056,248)
Total net decrease	(47,058,299)	($454,286,341)	(94,749,988)	($828,146,713)

Affiliates of the fund owned 75% and 100% of shares of the fund of Class R6 and Class NAV, respectively, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $23,028,587 and $501,257,392, respectively, for the six months ended February 28, 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 81% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	30.9%
JHF II Multimanager Lifestyle Balanced Portfolio	18.2%
JHF II Multimanager Lifestyle Aggressive Portfolio	14.9%

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       33

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355076	368SA 2/17 4/17

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration spurred fixed-income credit sectors and sent Treasury yields higher in recent months. In fact, yields on 10-year U.S. Treasuries hit 2.62% not long after the period closed, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the bond markets are more challenging. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds in the weeks since period end.

At John Hancock Investments, we believe one of the best ways to navigate today's uncertain environment is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
23	Financial highlights
30	Notes to financial statements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Emerging-market bonds finished with a small loss

The fund's benchmark, the J.P. Morgan EMBI Global Index, experienced a sharp downturn following Donald Trump's election victory in November, pressuring returns for the full period.

The fund effectively navigated a potentially challenging environment

The fund delivered a positive absolute return and outpaced the benchmark.

Country positioning and individual security selection both added value

The fund's overweight position in Brazil, which outperformed on the strength of improving growth and expectations for accelerating reform, was the largest positive contributor.

PORTFOLIO COMPOSITION AS OF 2/28/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Because the fund may focus on particular sectors of the global economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

How did emerging-market bonds perform over the six months ended February 28, 2017?

The emerging debt markets experienced a small loss, as gauged by the loss of 0.48% for the fund's benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index, but the bulk of the poor performance occurred within a short interval in mid-November.

After producing strong gains through the first half of 2016, emerging-market bonds began to move lower in September and October. During this time, investors grew increasingly risk-averse due to the election-related uncertainty in the United States and growing concerns that improving economic conditions would compel the U.S. Federal Reserve (Fed) to begin raising interest rates sooner than had been expected.

The modest downturn of early autumn evolved into a more dramatic sell-off following the election of Donald Trump as President of the United States in November. The election result, in combination with expectations for rising inflation, was seen as raising the odds of stronger economic growth and more aggressive Fed policy in 2017. These factors fueled a spike in U.S. Treasury yields and a rally in the U.S. dollar, which weighed on returns across the emerging markets in the days after the November vote.

Market performance stabilized in early December as the initial surprise of the election result wore off, and the index went on to produce meaningful gains in the final three months of the period. Although the Fed indeed appeared to be on track for multiple rate hikes in 2017, this fear was offset by strengthening investor sentiment and evidence of accelerating global growth.

What aspects of the fund's positioning helped and hurt performance?

The fund performed well on a relative basis, generating a positive absolute return even though the benchmark finished with a loss. Following a slight shortfall in September, the fund's relative performance was consistent and positive over the remainder of the period thanks to strong security selection, primarily in Latin America and Asia.

Several factors played a role in the fund's favorable results, but the most significant benefit came from our decision to maintain an overweight in Brazil. The country's political picture improved

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"Several factors played a role in the fund's favorable results, but the most significant benefit came from our decision to maintain an overweight in Brazil."
significantly as 2016 progressed, opening the door for long-needed structural reforms and leading to a strengthening outlook for economic growth. These trends, in conjunction with the gains in commodity prices, helped fuel outperformance for both sovereign and corporate debt in Brazil during the past six months—a positive factor for the fund given its above-benchmark weighting in the country. The fund gained a particularly meaningful benefit from the strong performance of its investment in Petrobras bonds. The issues were boosted by both rising energy prices and investor optimism about the company's efforts to restructure its operations by divesting non-core assets.
Our results were further helped by our overweight position in Indonesia. As was the case in Brazil, the combination of progress in reforms and a stronger outlook for growth fueled positive relative performance for the country's bond market. The state-owned oil producer Pertamina Persaro PT was a particularly robust contributor in Indonesia. The fund was further helped by being overweight in Peru—which benefited from improved sentiment regarding the government's reform agenda—and underweight in China. China offers a smaller yield advantage than many other countries in the emerging markets, causing it to lag in the January-February rally.

QUALITY COMPOSITION AS OF 2/28/17 (%)

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Our position in Mexico was a notable detractor. The proposed policies of the new U.S. administration led to elevated uncertainty regarding immigration and trade policy, pressuring the peso and causing Mexico to underperform. Otherwise, the primary detractors were largely our underweight positions in countries that outperformed, including Venezuela, Ecuador, and Lebanon. We saw a less favorable credit outlook in these countries, so we elected to maintain our underweights rather than attempting to chase higher yields.

How would you characterize the fund's positioning?

Latin America represents the fund's largest overweight from a regional standpoint. We added to our position in Brazil during the period, reflecting the improving outlook for both the reform process and economic growth. We also increased the fund's allocation to Peru, whose economy stands to benefit from the recovery in the mining sector. However, we marginally reduced the portfolio's weighting in Mexico in response to the uncertainty surrounding U.S. trade policy.

We maintained an underweight in Asian countries with below-average yields and tight yield spreads compared with the United States, which we believe limits upside potential. Such countries include China, the Philippines, and Malaysia. Lower yield spreads also translate to higher correlation with U.S. Treasuries, a possible headwind given the apparent likelihood of continued Fed rate increases. The portfolio closed with a small underweight in Europe, largely as a result of our below-benchmark allocation to Turkey. Additionally, we remained on the lookout for opportunities to augment diversification by making moderate additions to the portfolio's weightings in Africa and the Middle East.

From a currency standpoint, we maintained an emphasis on dollar-denominated debt and held only a small position in bonds denominated in local currencies. We believe the possibility of tighter Fed policy could lead to further strength in the U.S. dollar, which would likely weigh on exchange rates across the emerging markets.

TOP 10 ISSUERS AS OF 2/28/17 (%)

Republic of Argentina	7.1
Pertamina Persero PT	4.3
Republic of Turkey	3.7
Petrobras Global Finance BV	3.7
Government of Mexico	3.5
Petroleos de Venezuela SA	2.9
Republic of Hungary	2.2
Petroleos Mexicanos	2.0
Republic of Colombia	1.9
Republic of Ghana	1.7
TOTAL	33.0
As a percentage of net assets.
Cash and cash equivalents are not included.

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What's your overall view on the emerging debt markets?

We continue to see a firm fundamental underpinning for the asset class. Economic conditions are sound, highlighted by an improving global outlook and relative strength for the emerging-market economies. The market is also supported by a favorable balance of supply and demand. We estimate that the total of interest payments and maturing debt issues could approach $150 billion in the first half of the year, which represents a significant source of potential demand. The asset class is also seeing ongoing buying from crossover investors attracted by higher yields, as BBB-rated emerging-market bonds averaged approximately one half of a percent in yield over similarly rated corporate bonds in the United States. As a result, demand is on track to exceed new-issue supply by a comfortable margin.

With this said, we think the large dispersion in the fundamentals among the various emerging-market countries argues for a selective approach in 2017. Accordingly, we continue to employ a disciplined strategy that seeks to capitalize on the most compelling security- and country-specific opportunities in the emerging markets.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 2/28/17 (%)

Mexico	14.0
Brazil	10.9
Argentina	9.4
Indonesia	7.4
Russia	7.4
Turkey	5.6
Peru	4.2
Colombia	3.6
Venezuela	2.9
Hungary	2.2
TOTAL	67.6
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
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A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-28-17	as of 2-28-17
Class A	13.28	3.15	4.93	-3.54	16.75	41.17	4.70	4.69
Class C3	16.28	3.11	4.59	-0.88	16.56	37.91	4.12	4.11
Class I4	18.31	4.36	5.93	0.60	23.81	51.11	5.21	5.20
Class R2[3,4]	18.29	4.05	5.54	0.53	21.95	47.15	5.05	5.04
Class R4[3,4]	18.41	4.18	5.69	0.58	22.75	48.59	5.16	5.04
Class R6[3,4]	18.60	4.47	6.00	0.66	24.46	51.80	5.32	5.31
Class NAV[3,4]	18.46	4.32	5.71	0.66	23.57	48.84	5.33	5.33
Index†	12.06	5.20	7.16	-0.48	28.83	64.01	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.24	1.94	0.93	1.33	1.18	0.83	0.81
Net (%)	1.20	1.90	0.89	1.30	1.05	0.80	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	13,791	13,791	16,401
Class I4	1-4-10	15,111	15,111	16,401
Class R2[3,4]	1-4-10	14,715	14,715	16,401
Class R4[3,4]	1-4-10	14,859	14,859	16,401
Class R6[3,4]	1-4-10	15,180	15,180	16,401
Class NAV[3,4]	1-4-10	14,884	14,884	16,401

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. The returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C, Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,004.50	$5.96	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,000.90	9.43	1.90%
	Hypothetical example for comparison purposes	1,000.00	1,015.40	9.49	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,006.00	4.43	0.89%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,005.30	5.17	1.04%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.21	1.04%
Class R4	Actual expenses/actual returns	1,000.00	1,005.80	4.63	0.94%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.66	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,006.60	3.88	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,006.60	3.83	0.77%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.86	0.77%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 57.6%					$388,244,266
(Cost $395,573,366)
Argentina 1.5%					10,439,905
Cablevision SA (S)	6.500	06-15-21		2,100,000	2,207,625
YPF SA (S)	8.500	03-23-21		2,400,000	2,642,280
YPF SA (S)	8.500	07-28-25		5,200,000	5,590,000
Azerbaijan 1.0%					6,688,419
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,688,419
Brazil 9.2%					61,778,677
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	4,058,250
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24		3,340,000	2,691,305
Braskem Finance, Ltd. (Q)(S)	7.375	04-03-17		5,350,000	5,350,000
Centrais Eletricas Brasileiras SA (S)	5.750	10-27-21		5,000,000	5,086,250
Cia Brasileira de Aluminio (S)	4.750	06-17-24		4,650,000	4,557,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	04-03-17		3,865,000	1,816,550
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-23		2,115,630	766,916
Petrobras Global Finance BV	6.750	01-27-41		16,202,000	14,865,335
Petrobras Global Finance BV	6.850	06-05-15		11,300,000	9,802,750
Vale Overseas, Ltd.	6.875	11-21-36		6,210,000	6,794,051
Votorantim Cimentos SA	7.250	04-05-41		5,900,000	5,990,270
Bulgaria 0.4%					2,803,730
Bulgarian Energy Holding EAD	4.875	08-02-21	EUR	2,500,000	2,803,730
Chile 1.2%					7,976,229
Empresa Electrica Angamos SA (S)	4.875	05-25-29		6,000,000	5,988,729
Enel Americas SA	4.000	10-25-26		2,000,000	1,987,500
China 0.5%					3,430,350
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19		3,300,000	3,430,350
Colombia 1.5%					10,201,590
Ecopetrol SA	5.875	05-28-45		7,700,000	6,981,590
Grupo Aval, Ltd.	4.750	09-26-22		3,200,000	3,220,000
Costa Rica 1.4%					9,616,075
Banco Nacional de Costa Rica	6.250	11-01-23		2,500,000	2,578,075
Instituto Costarricense de Electricidad	6.375	05-15-43		8,280,000	7,038,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       12

	Rate (%)	Maturity date	Par value^		Value
Croatia 0.7%					$4,468,804
Hrvatska Elektroprivreda	5.875	10-23-22		4,200,000	4,468,804
Dominican Republic 0.1%					887,188
Aeropuertos Dominicanos Siglo XXI SA (S)	6.750	03-30-29		850,000	887,188
Guatemala 0.4%					2,593,125
Agromercantil Senior Trust (S)	6.250	04-10-19		2,500,000	2,593,125
India 1.6%					10,494,755
Vedanta Resources PLC (S)	6.375	07-30-22		2,990,000	3,063,255
Vedanta Resources PLC (S)	7.125	05-31-23		4,100,000	4,279,375
Vedanta Resources PLC	7.125	05-31-23		3,020,000	3,152,125
Indonesia 6.4%					43,358,231
Pelabuhan Indonesia III Persero PT (S)	4.875	10-01-24		7,100,000	7,419,500
Pertamina Persero PT (S)	6.000	05-03-42		17,800,000	18,552,726
Pertamina Persero PT (S)	6.450	05-30-44		9,700,000	10,703,145
Perusahaan Listrik Negara PT (S)	5.250	10-24-42		6,850,000	6,682,860
Israel 1.6%					10,911,240
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		6,000,000	6,280,680
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		4,000,000	4,630,560
Kazakhstan 0.8%					5,086,065
KazAgro National Management Holding JSC (S)	4.625	05-24-23		4,550,000	4,436,541
Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20		600,000	649,524
Luxembourg 0.7%					4,870,875
Millicom International Cellular SA (S)	6.625	10-15-21		4,650,000	4,870,875
Mauritius 0.8%					5,637,625
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24		5,950,000	5,637,625
Mexico 10.5%					70,818,641
Alpek SAB de CV	4.500	11-20-22		4,850,000	4,898,500
America Movil SAB de CV	7.125	12-09-24	MXN	105,000,000	4,889,008
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800	08-11-26		4,000,000	3,880,000
BBVA Bancomer SA	6.500	03-10-21		3,700,000	4,019,125
Credito Real SAB de CV SOFOM ER	7.250	07-20-23		2,000,000	2,025,200
Credito Real SAB de CV SOFOM ER (S)	7.250	07-20-23		3,200,000	3,247,040
Grupo Cementos de Chihuahua SAB de CV	8.125	02-08-20		1,605,000	1,669,200
Mexichem SAB de CV (S)	4.875	09-19-22		1,800,000	1,885,500
Mexichem SAB de CV (S)	5.875	09-17-44		3,300,000	3,126,750
Mexichem SAB de CV	6.750	09-19-42		300,000	309,000
Mexichem SAB de CV (S)	6.750	09-19-42		1,600,000	1,648,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       13

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Mexico City Airport Trust (S)	5.500	10-31-46	7,100,000	$6,787,600
Nemak SAB de CV (S)	5.500	02-28-23	6,220,000	6,344,400
Petroleos Mexicanos (S)	5.375	03-13-22	2,550,000	2,667,938
Petroleos Mexicanos	6.625	06-15-35	10,880,000	10,961,600
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	4,250,000	4,143,750
Trust F/1401 (S)	5.250	12-15-24	1,850,000	1,859,250
Trust F/1401 (S)	6.950	01-30-44	6,600,000	6,456,780
Netherlands 1.4%				9,583,375
GTH Finance BV (S)	7.250	04-26-23	1,800,000	1,984,500
Listrindo Capital BV (S)	4.950	09-14-26	7,750,000	7,598,875
Paraguay 0.6%				3,971,000
Telefonica Celular del Paraguay SA	6.750	12-13-22	3,800,000	3,971,000
Peru 3.3%				22,284,453
Abengoa Transmision Sur SA (S)	6.875	04-30-43	6,236,875	6,603,291
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125	04-24-27	2,900,000	3,172,020
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250	09-22-29	2,300,000	2,417,990
Kallpa Generacion SA (S)	4.875	05-24-26	2,890,000	2,983,925
San Miguel Industrias Pet SA (S)	7.750	11-06-20	3,175,000	3,373,438
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,733,789
Russia 6.5%				43,662,727
EDC Finance DAC	4.875	04-17-20	3,150,000	3,208,688
Gazprom Neft OAO (S)	4.375	09-19-22	2,700,000	2,726,892
Gazprom Neft OAO	6.000	11-27-23	2,200,000	2,378,684
Gazprom OAO	6.510	03-07-22	3,300,000	3,647,916
Lukoil International Finance BV	4.563	04-24-23	5,120,000	5,219,988
Metalloinvest Finance DAC	5.625	04-17-20	4,000,000	4,208,540
Mobile Telesystems OJSC	5.000	05-30-23	2,000,000	2,070,432
Rosneft Oil Company (S)	4.199	03-06-22	2,900,000	2,909,628
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,200,000	2,268,750
Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	636,768
Sberbank of Russia	6.125	02-07-22	2,500,000	2,750,000
Sberbank of Russia (S)	6.125	02-07-22	200,000	220,000
Severstal OAO (S)	3.850	08-27-21	2,500,000	2,509,125
Severstal OAO	5.900	10-17-22	3,350,000	3,666,401
VimpelCom Holdings BV (S)	7.504	03-01-22	2,230,000	2,499,852
Vnesheconombank	6.902	07-09-20	2,475,000	2,741,063
Thailand 0.7%				4,674,784
PTT Global Chemical PCL (S)	4.250	09-19-22	1,400,000	1,466,644

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       14

	Rate (%)	Maturity date	Par value^		Value
Thailand (continued)
PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42		2,600,000	$3,208,140
Turkey 1.9%					12,639,518
Export Credit Bank of Turkey (S)	5.000	09-23-21		8,600,000	8,493,188
Turkcell Iletisim Hizmetleri AS (S)	5.750	10-15-25		4,100,000	4,146,330
Venezuela 2.9%					19,366,885
Petroleos de Venezuela SA	9.750	05-17-35		38,753,146	19,366,885
Foreign government obligations 39.9%					$268,868,995
(Cost $269,724,588)
Angola 0.7%					4,755,977
Republic of Angola Bond (S)	9.500	11-12-25		4,700,000	4,755,977
Argentina 7.9%					52,927,991
Provincia de Buenos Aires
Bond (S)	7.875	06-15-27		2,600,000	2,599,220
Note (S)	5.750	06-15-19		2,100,000	2,174,130
Republic of Argentina
Bond (S)	6.875	01-26-27		7,090,000	7,081,492
Bond	7.625	04-22-46		3,800,000	3,826,600
Bond (S)	7.625	04-22-46		6,550,000	6,595,850
Bond	8.280	12-31-33		20,792,224	22,195,699
Bond (S)	9.950	06-09-21		5,600,000	6,342,000
Note (S)	6.250	04-22-19		2,000,000	2,113,000
Bahrain 0.9%					5,730,595
Kingdom of Bahrain
Bond (S)	6.125	08-01-23		2,000,000	2,127,760
Bond (S)	7.000	10-12-28		3,450,000	3,602,835
Bolivia 0.1%					884,192
Republic of Bolivia Bond	4.875	10-29-22		800,000	884,192
Brazil 1.7%					11,549,244
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,106,500
Bond	10.000	01-01-23	BRL	23,000,000	7,442,744
Colombia 1.9%					13,015,200
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,614,600
Bond	4.375	07-12-21		500,000	530,000
Bond	5.000	06-15-45		4,900,000	4,870,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       15

	Rate (%)	Maturity date	Par value^	Value
Costa Rica 0.1%				$960,600
Republic of Costa Rica Bond	4.250	01-26-23	1,000,000	960,600
Croatia 0.8%				5,477,512
Republic of Croatia Bond	5.500	04-04-23	5,100,000	5,477,512
Dominican Republic 1.5%				10,265,749
Government of Dominican Republic
Bond	5.875	04-18-24	5,500,000	5,752,065
Bond (S)	6.875	01-29-26	2,650,000	2,909,621
Bond	7.500	05-06-21	1,450,000	1,604,063
Egypt 1.0%				6,884,169
Arab Republic of Egypt
Bond (S)	5.875	06-11-25	3,000,000	2,946,000
Bond (S)	7.500	01-31-27	3,700,000	3,938,169
Ghana 1.7%				11,662,313
Republic of Ghana
Bond	8.125	01-18-26	6,300,000	6,048,195
Bond (S)	10.750	10-14-30	2,800,000	3,290,000
Note (S)	9.250	09-15-22	2,220,000	2,324,118
Honduras 0.2%				1,061,813
Republic of Honduras Bond (S)	6.250	01-19-27	1,050,000	1,061,813
Hungary 2.2%				14,500,285
Republic of Hungary
Bond	5.375	02-21-23	4,700,000	5,174,437
Bond	5.375	03-25-24	8,400,000	9,325,848
Indonesia 1.0%				6,950,184
Republic of Indonesia
Bond (S)	5.375	10-17-23	2,650,000	2,932,050
Bond	5.875	01-15-24	1,100,000	1,249,288
Bond	6.625	02-17-37	2,250,000	2,768,846
Iraq 0.8%				5,375,566
Republic of Iraq Bond	5.800	01-15-28	6,078,000	5,375,566
Jamaica 0.4%				2,912,575
Government of Jamaica Bond	7.625	07-09-25	2,500,000	2,912,575
Kazakhstan 0.5%				3,355,750
Republic of Kazakhstan Bond (S)	5.125	07-21-25	3,100,000	3,355,750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       16

	Rate (%)	Maturity date	Par value^		Value
Kenya 0.5%					$3,197,220
Republic of Kenya Bond (S)	6.875	06-24-24		3,250,000	3,197,220
Macedonia 0.4%					2,796,812
Republic of Macedonia Bond	5.625	07-26-23	EUR	2,500,000	2,796,812
Mexico 3.5%					23,660,151
Government of Mexico
Bond	4.600	01-23-46		13,364,000	12,495,340
Bond	7.750	05-29-31	MXN	222,440,400	11,164,811
Montenegro 0.2%					1,563,785
Republic of Montenegro Bond (S)	5.750	03-10-21	EUR	1,400,000	1,563,785
Namibia 0.5%					3,458,650
Republic of Namibia Bond (S)	5.250	10-29-25		3,400,000	3,458,650
Nigeria 0.3%					2,107,240
Republic of Nigeria Bond (S)	7.875	02-16-32		2,000,000	2,107,240
Panama 1.4%					9,225,300
Republic of Panama
Bond	4.000	09-22-24		3,800,000	3,974,800
Bond	6.700	01-26-36		3,050,000	3,843,000
Bond	8.875	09-30-27		1,000,000	1,407,500
Peru 0.9%					6,249,072
Republic of Peru
Bond	6.550	03-14-37		2,200,000	2,838,000
Bond	8.200	08-12-26	PEN	9,650,000	3,411,072
Philippines 1.7%					11,359,338
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,854,139
Bond	5.500	03-30-26		2,100,000	2,505,199
Qatar 0.3%					1,773,108
Government of Qatar Note (S)	3.250	06-02-26		1,800,000	1,773,108
Russia 0.9%					5,887,890
Government of Russia Bond	5.625	04-04-42		5,400,000	5,887,890
Saudi Arabia 0.6%					3,924,840
Kingdom of Saudi Arabia Bond (S)	4.500	10-26-46		4,000,000	3,924,840

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       17

	Rate (%)	Maturity date		Par value^	Value
South Africa 0.5%					$3,176,250
Republic of South Africa Bond	4.300	10-12-28		3,300,000	3,176,250
Turkey 3.7%					25,008,359
Republic of Turkey
Bond	4.250	04-14-26		10,200,000	9,333,714
Bond	6.000	03-25-27		4,400,000	4,504,834
Bond	6.000	01-14-41		7,650,000	7,389,518
Bond	6.250	09-26-22		3,560,000	3,780,293
Uruguay 0.6%					4,151,493
Republic of Uruguay
Bond	4.375	10-27-27		650,000	669,793
Bond	5.100	06-18-50		3,700,000	3,481,700
Vietnam 0.5%					3,059,772
Republic of Vietnam Bond	4.800	11-19-24		3,000,000	3,059,772
				Shares	Value
Common stocks 0.2%					$1,208,426
(Cost $5,909,631)
Colombia 0.2%					1,208,426
Pacific Exploration and Production Corp. (I)				31,145	1,208,426
	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 1.6%					$11,192,741
(Cost $11,192,741)
U.S. Government Agency 1.1%					7,445,000
Federal Home Loan Bank Discount Note	0.350	03-01-17		7,445,000	7,445,000
		Yield (%)		Shares	Value
Money market funds 0.1%					561,741
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class		0.3900(Y	)	561,741	$561,741
				Par value^	Value
Repurchase agreement 0.4%					3,186,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $3,186,046 on 3-1-17, collateralized by $3,245,300 U.S. Treasury Notes, 0.615% - 0.731% due 4-30-17 to 7-31-18 (valued at $3,249,811, including interest)				3,186,000	$3,186,000
Total investments (Cost $682,400,326)† 99.3%					$669,514,428
Other assets and liabilities, net 0.7%					$4,632,811
Total net assets 100.0%					$674,147,239

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       18

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $291,754,883 or 43.3% of the fund's net assets as of 2-28-17.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $685,744,930. Net unrealized depreciation aggregated to $16,230,502, of which $24,402,889 related to appreciated investment securities and $40,633,391 related to depreciated investment securities.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	4,753,476,820	USD	42,292,484	Goldman Sachs	3/15/2017	$44,690	—	$44,690
MXN	136,400,000	USD	6,769,903	Citigroup	6/21/2017	—	($88,005)	(88,005)
RUB	804,000,000	USD	13,495,231	Goldman Sachs	6/21/2017	—	(65,194)	(65,194)
TRY	50,000,000	USD	13,357,861	Standard Chartered Bank	6/21/2017	—	(30,951)	(30,951)
USD	26,363,694	JPY	2,953,476,820	Goldman Sachs	3/15/2017	58,347	—	58,347
USD	6,812,897	MXN	136,400,000	Citigroup	6/21/2017	130,999	—	130,999
USD	13,488,601	TRY	50,000,000	Standard Chartered Bank	6/21/2017	161,691	—	161,691
						$395,727	($184,150)	$211,577

Derivatives currency abbreviations
JPY	Japanese Yen	TRY	Turkish Lira
MXN	Mexican Peso	USD	U.S. Dollar
RUB	Russian Ruble

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Investments, at value (Cost $682,400,326)	$669,514,428
Foreign currency, at value (Cost $123,505)	123,095
Receivable for fund shares sold	96,744
Unrealized appreciation on forward foreign currency contracts	395,727
Dividends and interest receivable	11,558,913
Other receivables and prepaid expenses	164,532
Total assets	681,853,439
Liabilities
Payable for investments purchased	4,803,500
Unrealized depreciation on forward foreign currency contracts	184,150
Payable for fund shares repurchased	2,609,086
Distributions payable	1,442
Payable to affiliates
Accounting and legal services fees	24,067
Transfer agent fees	912
Trustees' fees	366
Other liabilities and accrued expenses	82,677
Total liabilities	7,706,200
Net assets	$674,147,239
Net assets consist of
Paid-in capital	$707,076,480
Accumulated distributions in excess of net investment income	(2,289,358)
Accumulated net realized gain (loss) on investments and futures contracts and foreign currency transactions	(17,965,657)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(12,674,226)
Net assets	$674,147,239

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($2,102,162 ÷ 222,398 shares)[1]	$9.45
Class C ($348,255 ÷ 36,861 shares)[1]	$9.45
Class I ($8,059,239 ÷ 851,666 shares)	$9.46
Class R2 ($106,840 ÷ 11,305 shares)	$9.45
Class R4 ($101,077 ÷ 10,695 shares)	$9.45
Class R6 ($392,153 ÷ 41,485 shares)	$9.45
Class NAV ($663,037,513 ÷ 70,136,055 shares)	$9.45
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.84

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       20

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Interest	$19,575,399
Securities lending	3,155
Less foreign taxes withheld	(4,174)
Total investment income	19,574,380
Expenses
Investment management fees	2,266,163
Distribution and service fees	5,436
Accounting and legal services fees	46,570
Transfer agent fees	6,465
Trustees' fees	4,409
State registration fees	43,259
Printing and postage	6,243
Professional fees	55,399
Custodian fees	61,710
Other	11,098
Total expenses	2,506,752
Less expense reductions	(24,344)
Net expenses	2,482,408
Net investment income	17,091,972
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,327,340
Affiliated investments	(27)
Futures contracts	520,633
3,847,946
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(14,889,702)
Futures contracts	8,116
(14,881,586)
Net realized and unrealized loss	(11,033,640)
Increase in net assets from operations	$6,058,332

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$17,091,972	$33,331,565
Net realized gain (loss)	3,847,946	(4,269,982)
Change in net unrealized appreciation (depreciation)	(14,881,586)	54,922,803
Increase in net assets resulting from operations	6,058,332	83,984,386
Distributions to shareholders
From net investment income
Class A	(85,726)	(76,576)
Class C	(5,868)	(9,883)
Class I	(260,630)	(354,739)
Class R2	(3,262)	(5,206)
Class R4	(3,181)	(5,302)
Class R6	(12,713)	(7,823)
Class NAV	(20,731,796)	(31,123,309)
Total distributions	(21,103,176)	(31,582,838)
From fund share transactions	107,686,501	(29,094,025)
Total increase	92,641,657	23,307,523
Net assets
Beginning of period	581,505,582	558,198,059
End of period	$674,147,239	$581,505,582
Undistributed (accumulated distributions in excess of) net investment income	($2,289,358)	$1,721,846

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       22

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$9.69		$8.82	$10.14	$9.35	$10.46	$10.37
Net investment income[2]	0.23		0.49	0.43	0.45	0.53	0.62
Net realized and unrealized gain (loss) on investments	(0.18)		0.85	(1.28)	0.84	(0.92)	0.31
Total from investment operations	0.05		1.34	(0.85)	1.29	(0.39)	0.93
Less distributions
From net investment income	(0.29)		(0.47)	(0.44)	(0.46)	(0.49)	(0.64)
From net realized gain	—		—	—	(0.04)	(0.23)	(0.20)
From tax return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.29)		(0.47)	(0.47)	(0.50)	(0.72)	(0.84)
Net asset value, end of period	$9.45		$9.69	$8.82	$10.14	$9.35	$10.46
Total return (%)[3,4]	0.45	[5]	15.80	(8.61)	14.19	(4.30)	9.62
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$4	— [6]	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.24	1.39	3.43	1.86	1.99
Expenses including reductions	1.20	[7]	1.23	1.35	1.35	1.35	1.35
Net investment income	4.95	[7]	5.47	4.53	4.50	4.90	6.12
Portfolio turnover (%)	5		26	27	24	92	191

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       23

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.67		$8.81	$10.13	$10.15
Net investment income (loss)[3]	0.19		0.43	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(0.16)		0.84	(1.28)	0.01
Total from investment operations	0.03		1.27	(0.94)	(0.02)
Less distributions
From net investment income	(0.25)		(0.41)	(0.35)	—	[4]
From tax return of capital	—		—	(0.03)	—
Total distributions	(0.25)		(0.41)	(0.38)	—	[4]
Net asset value, end of period	$9.45		$9.67	$8.81	$10.13
Total return (%)[5,6]	0.09	[7]	15.14	(9.47)	(0.17	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[9]	1.94	3.59	18.13	[9]
Expenses including reductions	1.90	[9]	1.93	2.30	2.30	[9]
Net investment income (loss)	4.04	[9]	4.88	3.65	(30.30	) [9]
Portfolio turnover (%)	5		26	27	24	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       24

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$9.70		$8.83	$10.15	$9.35	$10.46	$10.37
Net investment income[2]	0.23		0.53	0.47	0.45	0.56	0.66
Net realized and unrealized gain (loss) on investments	(0.17)		0.84	(1.29)	0.88	(0.91)	0.31
Total from investment operations	0.06		1.37	(0.82)	1.33	(0.35)	0.97
Less distributions
From net investment income	(0.30)		(0.50)	(0.47)	(0.49)	(0.53)	(0.68)
From net realized gain	—		—	—	(0.04)	(0.23)	(0.20)
From tax return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.30)		(0.50)	(0.50)	(0.53)	(0.76)	(0.88)
Net asset value, end of period	$9.46		$9.70	$8.83	$10.15	$9.35	$10.46
Total return (%)[3]	0.60	[4]	16.14	(8.23)	14.61	(3.96)	10.06
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$8	$4	$10	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[5]	0.93	0.98	2.04	1.52	1.64
Expenses including reductions	0.89	[5]	0.92	0.97	1.04	0.98	0.95
Net investment income	4.97	[5]	5.97	4.89	4.60	5.26	6.52
Portfolio turnover (%)	5		26	27	24	92	191

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       25

Class R2 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.69		$8.82	$9.35
Net investment income[3]	0.24		0.51	0.20
Net realized and unrealized gain (loss) on investments	(0.19)		0.85	(0.53)
Total from investment operations	0.05		1.36	(0.33)
Less distributions
From net investment income	(0.29)		(0.49)	(0.19)
From tax return of capital	—		—	(0.01)
Total distributions	(0.29)		(0.49)	(0.20)
Net asset value, end of period	$9.45		$9.69	$8.82
Total return (%)[4]	0.53	[5]	16.02	(3.60	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[7]	1.08	1.06	[7]
Expenses including reductions	1.04	[7]	1.07	1.05	[7]
Net investment income	5.15	[7]	5.78	4.91	[7]
Portfolio turnover (%)	5		26	27	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       26

Class R4 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.69		$8.82	$9.35
Net investment income[3]	0.25		0.52	0.20
Net realized and unrealized gain (loss) on investments	(0.19)		0.85	(0.53)
Total from investment operations	0.06		1.37	(0.33)
Less distributions
From net investment income	(0.30)		(0.50)	(0.19)
From tax return of capital	—		—	(0.01)
Total distributions	(0.30)		(0.50)	(0.20)
Net asset value, end of period	$9.45		$9.69	$8.82
Total return (%)[4]	0.58	[5]	16.13	(3.56	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[7]	1.08	1.06	[7]
Expenses including reductions	0.94	[7]	0.97	0.95	[7]
Net investment income	5.29	[7]	5.88	5.01	[7]
Portfolio turnover (%)	5		26	27	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.69		$8.82	$9.35
Net investment income[3]	0.22		0.49	0.21
Net realized and unrealized gain (loss) on investments	(0.16)		0.89	(0.53)
Total from investment operations	0.06		1.38	(0.32)
Less distributions
From net investment income	(0.30)		(0.51)	(0.20)
From tax return of capital	—		—	(0.01)
Total distributions	(0.30)		(0.51)	(0.21)
Net asset value, end of period	$9.45		$9.69	$8.82
Total return (%)[4]	0.66	[5]	16.33	(3.49	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[7]	0.83	0.81	[7]
Expenses including reductions	0.78	[7]	0.81	0.78	[7]
Net investment income	4.80	[7]	5.37	5.17	[7]
Portfolio turnover (%)	5		26	27	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       28

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$9.69		$8.82	$10.14	$9.34	$9.84
Net investment income[3]	0.25		0.54	0.49	0.50	0.07
Net realized and unrealized gain (loss) on investments	(0.18)		0.84	(1.29)	0.85	(0.50)
Total from investment operations	0.07		1.38	(0.80)	1.35	(0.43)
Less distributions
From net investment income	(0.31)		(0.51)	(0.48)	(0.51)	(0.07)
From net realized gain	—		—	—	(0.04)	—
From tax return of capital	—		—	(0.04)	—	—
Total distributions	(0.31)		(0.51)	(0.52)	(0.55)	(0.07)
Net asset value, end of period	$9.45		$9.69	$8.82	$10.14	$9.34
Total return (%)[4]	0.66	[5]	16.29	(8.09)	14.83	(4.36	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$663		$570	$552	$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[6]	0.81	0.79	0.88	0.90	[6]
Expenses including reductions	0.77	[6]	0.81	0.78	0.87	0.87	[6]
Net investment income	5.36	[6]	6.03	5.17	5.15	3.73	[6]
Portfolio turnover (%)	5		26	27	24	92	[7]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class NAV shares is 6-20-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$388,244,266	—	$388,244,266	—
Foreign government obligations	268,868,995	—	268,868,995	—
Common stocks	1,208,426	$1,208,426	—	—
Short-term investments	11,192,741	561,741	10,631,000	—
Total investments in securities	$669,514,428	$1,770,167	$667,744,261	—
Other financial instruments:
Forward foreign currency contracts	$211,577	—	$211,577	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities

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lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $1,951.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryfoward of $8,508,703 and a long-term capital loss carryforward of $10,157,060 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, foreign currency transactions, amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       33

segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2017, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to treasuries markets. The fund held futures contracts with notional values ranging up to $11.6 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2017.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $122.6 million to $147.4 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contracts	$395,727	($184,150)

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For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts	Unaffiliated investments and foreign currency translations*	Total
Foreign currency	Net realized gain (loss)	—	$4,106,343	$4,106,343
Interest rate	Net realized gain (loss)	$520,633	—	520,633
Total		$520,633	$4,106,343	$4,626,976

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Foreign currency	Change in unrealized appreciation (depreciation)	—	($1,512,359)	($1,512,359)
Interest rate	Change in unrealized appreciation (depreciation)	$8,116	—	8,116
Total		$8,116	($1,512,359)	($1,504,243)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       35

aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective January 1, 2017, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to December 31, 2016, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the class expense waiver).

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$103	Class R4	$4
Class C	8	Class R6	37
Class I	308	Class NAV	23,830
Class R2	4	Total	$24,294

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       36

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $50 for Class R4 shares for the six months ended February 28, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,518 for the six months ended February 28, 2017. Of this amount, $445 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,073 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, there were no CDSC's received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,092	$1,687
Class C	1,091	134
Class I	—	4,597
Class R2	129	8
Class R4	124	8
Class R6	—	31
Total	$5,436	$6,465

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,668,437	4	0.804%	$238

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       37

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	266,692	$2,544,276	145,928	$1,347,441
Distributions reinvested	9,017	83,587	8,477	75,787
Repurchased	(247,617)	(2,275,984)	(176,583)	(1,576,256)
Net increase (decrease)	28,092	$351,879	(22,178)	($153,028)
Class C shares
Sold	18,730	$175,162	10,387	$92,709
Distributions reinvested	614	5,702	1,030	9,140
Repurchased	(2,050)	(18,846)	(20,001)	(179,000)
Net increase (decrease)	17,294	$162,018	(8,584)	($77,151)
Class I shares
Sold	247,336	$2,326,587	703,124	$6,253,141
Distributions reinvested	27,983	260,437	39,401	353,482
Repurchased	(291,875)	(2,688,739)	(314,238)	(2,797,033)
Net increase (decrease)	(16,556)	($101,715)	428,287	$3,809,590
Class R2 shares
Sold	613	$5,848	—	—
Repurchased	(3)	(28)	—	—
Net increase	610	$5,820	—	—
Class R6 shares
Sold	—	—	31,941	$304,715
Distributions reinvested	1,016	$9,453	246	2,360
Repurchased	(2,413)	(21,969)	—	—
Net increase (decrease)	(1,397)	($12,516)	32,187	$307,075
Class NAV shares
Sold	12,853,137	$121,762,638	4,289,350	$38,275,121
Distributions reinvested	2,231,413	20,731,796	3,495,939	31,123,309
Repurchased	(3,789,685)	(35,213,419)	(11,536,076)	(102,378,941)
Net increase (decrease)	11,294,865	$107,281,015	(3,750,787)	($32,980,511)
Total net increase (decrease)	11,322,908	$107,686,501	(3,321,075)	($29,094,025)

There were no fund share transactions for Class R4 for the six months ended February 28, 2017 and the year ended August 31, 2016.

Affiliates of the fund owned 100% of shares of the fund of Class NAV, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $152,686,949 and $31,794,064, respectively, for the six months ended February 28, 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       38

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 98.2% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	14.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.9%

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355077	358SA 2/17 4/17

John Hancock

Equity Income Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Value stocks delivered double-digit returns

The fund's benchmark, the Russell 1000 Value Index, rose 11.07% for the six-month period, with all of the gains occurring in the wake of the November election.

The fund outperformed the index

The fund delivered a robust absolute return for the period and finished slightly ahead of its benchmark.

Sector allocations and stock selection were contributors

The fund benefited from an underweight in the real estate sector and effective stock selection in both information technology and financials.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may not increase in price as anticipated or may decline further in value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager John D. Linehan, CFA, T. Rowe Price Associates, Inc.

John D. Linehan, CFA
Portfolio Manager
T. Rowe Price

Can you describe the market environment of the six months ended February 28, 2017?

Domestic equities gained ground following the election of Donald Trump as U.S. president, reflecting expectations for stronger economic growth and more business-friendly policies. Stocks initially traded lower in September and October on concerns about tighter global monetary policy and political uncertainty ahead of the November election. Donald Trump's victory resolved much of this uncertainty and sparked a substantial rally that lasted through the end of February. Several factors combined to fuel the gains, chief among them the emerging consensus that proposals for lower tax rates, increased infrastructure spending, and deregulation would lead to accelerating economic growth and rising corporate profits.

Together, these developments propelled the fund's benchmark, the Russell 1000 Value Index, to a gain of 11.07%. The financials sector advanced the most, followed by materials, industrials, and information technology. Real estate was the only sector to finish in negative territory.

What factors influenced fund performance?

The fund's Class A shares generated a gain of 11.19%, excluding sales charges, and slightly outperformed the benchmark. Both sector allocations and stock selection made positive contributions to performance.

In terms of allocation, the largest contribution came from the fund's underweight in the real estate sector. Bond yields rose in the wake of the election in anticipation of more aggressive interest-rate increases by the U.S. Federal Reserve, fueling a rotation away from the sector. The real estate group features many names with robust dividend yields that investors typically favor when rates are low or falling. Stock selection also added value, as all of the fund's holdings generated gains despite the negative return for the broader sector.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

Stock selection within information technology further aided relative performance. Shares of Western Digital Corp. advanced after the company reported solid demand for its hard disk drive and flash memory products, driven by cloud and mobile applications. Western Digital also raised current-quarter revenue and earnings expectations, citing a favorable market environment and the renewal of a licensing agreement with Samsung. We took advantage of the stock's hearty gains by trimming the fund's position. Investments in Analog Devices, Inc. and Harris Corp. made additional contributions to results.

Healthcare was another source of positive relative performance due to both our effective stock selection and the portfolio's underweight allocation. Anthem, Inc. outpaced the broader sector following the U.S. election, as the threat of a single-payer insurance system was eliminated. In addition, investors grew more optimistic about the potential for reforms of the Affordable Care Act and Medicare. The company also reported higher quarterly profits due in part to increased Medicaid membership. While a federal judge blocked Anthem's proposed merger with Cigna in February due to antitrust concerns, we continue to like the company due to its strong position in the managed care industry.

On the negative side, the fund was hurt by its overweight in the underperforming utilities sector. Stock selection also weighed on results, with shares of the electric utility AES Corp. trading lower on concerns about the impact of persistent U.S. dollar strength and falling prices for renewable energy.

Stock selection in the energy sector also hindered results, although the adverse impact was offset somewhat by the fund's underweight allocation. Occidental Petroleum Corp. underperformed after announcing a $2 billion deal to purchase assets in the Permian Basin, fueling worries that the transaction could weaken the company's high-quality balance sheet or affect the sustainability of its dividend. We maintained the fund's investment in Occidental based on growth potential, healthy balance sheet, and diversified cash flows.

The fund held no derivatives as of February 28, 2017. The fund owned rights at various points during the six-month period, but these positions had a negligible impact on performance.

How would you describe portfolio activity during the period?

We believe valuations have become less attractive following the recent gains for the broader market, but we continue to find interesting ideas among individual companies that have not fully

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

"We believe valuations have become less attractive following the sizeable recent gains for the broader market, but we continue to find interesting ideas among individual companies that have not fully participated in the rally."
participated in the rally. We are also attracted to companies poised to benefit from rising interest rates or lower expenses stemming from reduced regulation.

We added to the fund's weightings in the consumer staples and healthcare sectors during the course of the period, and we reduced its allocations to industrials, information technology, consumer discretionary, and utilities. The fund was overweight in the consumer discretionary, materials, and utilities sectors at the end of the period, and it was underweight in real estate, consumer staples, energy, and financials. The fund's sector weightings are a residual effect of our bottom-up stock selection process, rather than an effort at top-down positioning.

Wells Fargo & Company, Medtronic PLC, and Coty, Inc. represented the largest purchases in the fund. Wells Fargo and Medtronic have faced near-term challenges; our confidence in the longer-term fundamentals and risk/reward characteristics of these businesses prompted us to capitalize on their compelling valuations. We also believe in Coty's management team, which has an impressive track record of turning consumer staples companies around.

TOP 10 HOLDINGS AS OF 2/28/17 (%)

JPMorgan Chase & Co.	3.5
Exxon Mobil Corp.	2.4
Wells Fargo & Company	2.3
The Boeing Company	2.1
Morgan Stanley	2.1
Microsoft Corp.	2.0
Pfizer, Inc.	2.0
Johnson & Johnson	1.9
TOTAL SA, ADR	1.8
General Electric Company	1.7
TOTAL	21.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

Deere & Co., Entergy Corp., and Union Pacific Corp. represented our largest sales. We eliminated the positions in Deere and Entergy because we had some company-specific concerns, and we sold shares of Union Pacific in order to book profits. In all three cases, the sales reflected our view that the companies' risk-and-return profiles had become less compelling.

How would you characterize your view on overall market conditions at the close of the period?

The market's strong, positive reaction to the U.S. election results was a bit surprising in light of the uncertainty regarding future U.S. fiscal policy. While the market repositioned itself to benefit from the expected policy initiatives of the Trump administration, uncertainty remains as to whether actual policy will match expectations. Additionally, U.S. dollar strength, rising interest rates, and accelerating inflation represent potential obstacles. Issues such as Russia's activity in Syria, tensions in the Middle East, and provocative actions from North Korea may prove to be headwinds, as well. With this as the backdrop, we expect increased volatility and modest equity returns in the coming months.

Amid this uncertainty, our strategy is to maintain a disciplined approach and remain focused on investing in well managed, high-quality companies that we believe have strong competitive positions, robust finances, attractive value characteristics, and above-average dividend yields. Given the increased likelihood of a choppier environment, we believe a cautious approach that seeks to take advantage of market gyrations is appropriate.

MANAGED BY

John D. Linehan, CFA On the fund since 2015 Investing since 1987

The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-17	as of 2-28-17
Class A2	21.97	10.35	5.34	5.65	63.65	68.30	1.45	1.39
Class C2	26.47	11.17	5.73	9.76	69.77	74.60	0.81	0.78
Class 1[3]	28.76	11.59	5.90	11.35	73.01	77.38	1.85	1.82
Class NAV[3]	28.86	11.64	5.95	11.39	73.39	78.32	1.90	1.87
Index 1†	29.13	14.02	6.20	11.07	92.75	82.56	—	—
Index 2†	24.98	14.01	7.62	10.01	92.63	108.34	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.20	1.90	0.82	0.77
Net (%)	1.14	1.89	0.82	0.77

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	2-28-07	17,460	17,460	18,256	20,834
Class 1[3]	2-28-07	17,738	17,738	18,256	20,834
Class NAV[3]	2-28-07	17,832	17,832	18,256	20,834

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,111.90	$5.97	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,107.60	9.72	1.86%
	Hypothetical example for comparison purposes	1,000.00	1,015.59	9.30	1.86%
Class 1	Actual expenses/actual returns	1,000.00	1,113.50	4.14	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,113.90	3.88	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.71	0.74%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 96.5%		$1,660,519,605
(Cost $1,236,720,294)
Consumer discretionary 8.6%		147,123,678
Auto components 0.7%
Adient PLC (I)	170,682	11,457,883
Automobiles 0.4%
Ford Motor Company	481,400	6,031,942
General Motors Company	29,939	1,102,953
Hotels, restaurants and leisure 1.6%
Carnival Corp.	202,500	11,329,875
Las Vegas Sands Corp.	301,000	15,937,950
Leisure products 0.8%
Mattel, Inc.	498,800	12,834,124
Media 4.0%
Comcast Corp., Class A	561,000	20,992,620
News Corp., Class A	1,030,900	13,216,138
The Walt Disney Company	89,300	9,831,037
Time Warner, Inc.	22,866	2,245,670
Twenty-First Century Fox, Inc., Class B	788,800	23,151,280
Multiline retail 1.1%
Kohl's Corp.	255,900	10,906,458
Macy's, Inc.	243,400	8,085,748
Consumer staples 5.8%		99,592,652
Beverages 1.7%
Diageo PLC	358,168	10,098,496
PepsiCo, Inc.	179,300	19,791,134
Food and staples retailing 0.9%
Wal-Mart Stores, Inc.	211,200	14,980,416
Food products 1.9%
Archer-Daniels-Midland Company	436,700	20,511,799
Kellogg Company	108,800	8,058,816
The Hershey Company	22,300	2,416,205
Tyson Foods, Inc., Class A	16,519	1,033,429
Household products 0.1%
Kimberly-Clark Corp.	17,300	2,293,115
Personal products 0.6%
Avon Products, Inc. (I)	498,600	2,193,840
Coty, Inc., Class A	424,933	7,980,242
Tobacco 0.6%
Philip Morris International, Inc.	93,600	10,235,160

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       12

	Shares	Value
Energy 9.9%		$170,972,689
Oil, gas and consumable fuels 9.9%
Apache Corp.	266,496	14,015,025
Canadian Natural Resources, Ltd.	234,600	6,735,366
Chevron Corp.	165,060	18,569,250
EQT Corp.	58,160	3,483,202
Exxon Mobil Corp.	500,324	40,686,348
Hess Corp.	315,000	16,203,600
Occidental Petroleum Corp.	319,200	20,923,560
Royal Dutch Shell PLC, ADR, Class A (L)	383,400	19,894,626
TOTAL SA, ADR (L)	609,600	30,461,712
Financials 25.3%		435,445,140
Banks 11.6%
Bank of America Corp.	428,722	10,580,859
Citigroup, Inc.	393,800	23,553,178
Fifth Third Bancorp	555,800	15,251,152
JPMorgan Chase & Co.	667,614	60,499,181
KeyCorp	707,100	13,272,267
Royal Bank of Scotland Group PLC (I)	2,449,043	7,207,951
The PNC Financial Services Group, Inc.	129,500	16,476,285
U.S. Bancorp	244,400	13,442,000
Wells Fargo & Company	673,100	38,959,028
Capital markets 7.0%
Ameriprise Financial, Inc.	184,500	24,261,750
Morgan Stanley	797,000	36,398,990
Northern Trust Corp.	222,000	19,391,700
Och-Ziff Capital Management Group LLC, Class A	449,600	1,290,352
State Street Corp.	316,700	25,244,157
The Bank of New York Mellon Corp.	303,800	14,321,132
Consumer finance 1.2%
American Express Company	259,300	20,759,558
Insurance 5.5%
Chubb, Ltd.	50,404	6,964,321
Loews Corp.	529,900	24,894,702
Marsh & McLennan Companies, Inc.	284,300	20,890,364
MetLife, Inc.	519,700	27,253,068
Willis Towers Watson PLC	67,982	8,730,928
XL Group, Ltd.	143,300	5,802,217
Health care 10.2%		175,617,229
Biotechnology 0.6%
Gilead Sciences, Inc.	147,500	10,395,800
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	75,600	13,838,580
Medtronic PLC	206,200	16,683,642

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       13

	Shares	Value
Health care (continued)
Health care providers and services 1.5%
Anthem, Inc.	160,592	$26,468,773
Pharmaceuticals 6.3%
Bristol-Myers Squibb Company	282,000	15,992,220
GlaxoSmithKline PLC	457,329	9,358,283
Johnson & Johnson	264,500	32,324,545
Merck & Company, Inc.	253,300	16,684,871
Pfizer, Inc.	992,688	33,870,515
Industrials 10.9%		187,282,944
Aerospace and defense 2.4%
The Boeing Company	202,600	36,514,598
United Technologies Corp.	36,000	4,051,800
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	162,500	17,186,000
Airlines 0.4%
Southwest Airlines Company	125,700	7,265,460
Building products 1.6%
Johnson Controls International PLC	656,329	27,526,438
Electrical equipment 1.0%
Emerson Electric Company	271,900	16,341,190
Industrial conglomerates 1.7%
General Electric Company	1,008,500	30,063,385
Machinery 2.7%
Cummins, Inc.	70,200	10,423,998
Flowserve Corp.	176,199	8,184,444
Illinois Tool Works, Inc.	139,489	18,413,943
Pentair PLC	168,800	9,800,528
Road and rail 0.1%
Union Pacific Corp.	14,000	1,511,160
Information technology 10.2%		175,869,725
Communications equipment 2.8%
Cisco Systems, Inc.	680,700	23,266,326
Harris Corp.	227,986	25,055,661
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	77,800	5,793,764
Semiconductors and semiconductor equipment 3.9%
Analog Devices, Inc.	132,500	10,855,725
Applied Materials, Inc.	522,800	18,935,816
QUALCOMM, Inc.	440,000	24,851,200
Texas Instruments, Inc.	152,300	11,669,226
Software 2.2%
CA, Inc.	83,100	2,681,637

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       14

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	543,800	$34,792,324
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	55,400	7,589,246
Western Digital Corp.	135,000	10,378,800
Materials 4.6%		79,811,038
Chemicals 2.3%
CF Industries Holdings, Inc. (L)	406,900	12,784,798
E.I. du Pont de Nemours & Company	343,900	27,009,906
Construction materials 0.7%
Vulcan Materials Company	105,800	12,760,538
Containers and packaging 1.0%
International Paper Company	310,125	16,343,588
Metals and mining 0.6%
Nucor Corp.	174,400	10,912,208
Real estate 2.0%		34,351,364
Equity real estate investment trusts 2.0%
Equity Residential	156,600	9,876,762
Rayonier, Inc.	382,300	10,949,072
Weyerhaeuser Company	401,113	13,525,530
Telecommunication services 2.7%		45,995,635
Diversified telecommunication services 2.4%
CenturyLink, Inc. (L)	282,298	6,848,549
Telefonica SA	559,315	5,693,797
Verizon Communications, Inc.	579,177	28,744,555
Wireless telecommunication services 0.3%
Vodafone Group PLC	1,880,209	4,708,734
Utilities 6.3%		108,457,511
Electric utilities 4.5%
Edison International	211,300	16,849,062
Exelon Corp.	361,900	13,285,349
FirstEnergy Corp.	148,828	4,826,492
PG&E Corp.	348,500	23,262,375
The Southern Company	118,300	6,012,006
Xcel Energy, Inc.	305,500	13,353,405
Independent power and renewable electricity producers 0.7%
AES Corp.	1,052,792	12,128,164
Multi-utilities 1.1%
NiSource, Inc.	783,800	18,740,658

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       15

			Shares	Value
Preferred securities 1.2%				$19,869,210
(Cost $18,627,957)
Utilities 1.2%				19,869,210
Electric utilities 1.0%
	Great Plains Energy, Inc., 7.000%		95,758	5,083,792
	NextEra Energy, Inc., 6.123%		226,445	11,847,602
Multi-utilities 0.2%
	DTE Energy Company, 6.500%		54,404	2,937,816
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$3,155,625
(Cost $2,686,745)
Information technology 0.2%				3,155,625
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	10.500	04-01-24	2,700,000	3,155,625
		Yield (%)	Shares	Value
Securities lending collateral 3.6%				$61,763,303
(Cost $61,762,324)
John Hancock Collateral Trust (W)		0.8372(Y)	6,171,948	61,763,303
Short-term investments 2.0%				$34,207,822
(Cost $34,207,822)
Money market funds 2.0%				34,207,822
State Street Institutional U.S. Government Money Market Fund, Premier Class		0.4629(Y)	1,500,000	1,500,000
T. Rowe Price Government Money Fund		0.5166(Y)	32,707,822	32,707,822
Total investments (Cost $1,354,005,142)† 103.5%				$1,779,515,565
Other assets and liabilities, net (3.5%)				($59,654,155)
Total net assets 100.0%				$1,719,861,410

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $1,369,084,670. Net unrealized appreciation aggregated to $410,430,895, of which $448,424,115 related to appreciated investment securities and $37,993,220 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,292,242,818) including $60,416,201 of securities loaned	$1,717,752,262
Affiliated investments, at value (Cost $61,762,324)	61,763,303
Total investments, at value (Cost $1,354,005,142)	1,779,515,565
Foreign currency, at value (Cost $94,970)	94,509
Receivable for investments sold	10,024,009
Receivable for fund shares sold	89,668
Dividends and interest receivable	5,260,723
Receivable for securities lending income	36,467
Receivable due from advisor	721
Other receivables and prepaid expenses	40,010
Total assets	1,795,061,672
Liabilities
Payable for investments purchased	9,063,890
Payable for fund shares repurchased	4,202,557
Payable upon return of securities loaned	61,762,264
Payable to affiliates
Accounting and legal services fees	64,953
Transfer agent fees	3,421
Trustees' fees	1,519
Other liabilities and accrued expenses	101,658
Total liabilities	75,200,262
Net assets	$1,719,861,410
Net assets consist of
Paid-in capital	$1,274,321,649
Undistributed net investment income	5,594,415
Accumulated net realized gain (loss) on investments and foreign currency transactions	14,438,054
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	425,507,292
Net assets	$1,719,861,410

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($34,031,852 ÷ 1,713,130 shares)[1]	$19.87
Class C ($3,241,871 ÷ 162,990 shares)[1]	$19.89
Class 1 ($270,030,857 ÷ 13,580,239 shares)	$19.88
Class NAV ($1,412,556,830 ÷ 71,112,800 shares)	$19.86
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.92

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       17

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$29,056,641
Interest	217,444
Securities lending	84,474
Less foreign taxes withheld	(267,706)
Total investment income	29,090,853
Expenses
Investment management fees	6,361,972
Distribution and service fees	118,473
Accounting and legal services fees	127,628
Transfer agent fees	17,932
Trustees' fees	14,120
State registration fees	20,619
Printing and postage	10,680
Professional fees	60,961
Custodian fees	106,053
Other	16,136
Total expenses	6,854,574
Less expense reductions	(376,838)
Net expenses	6,477,736
Net investment income	22,613,117
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	38,293,335
Affiliated investments	(328)
38,293,007
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	124,625,088
Affiliated investments	982
124,626,070
Net realized and unrealized gain	162,919,077
Increase in net assets from operations	$185,532,194

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$22,613,117	$41,454,646
Net realized gain	38,293,007	71,175,458
Change in net unrealized appreciation (depreciation)	124,626,070	90,538,693
Increase in net assets resulting from operations	185,532,194	203,168,797
Distributions to shareholders
From net investment income
Class A	(351,629)	(187,365)
Class C	(23,795)	(8,416)
Class 1	(4,062,873)	(5,902,537)
Class NAV	(21,917,260)	(32,690,078)
From net realized gain
Class A	(594,916)	(640,270)
Class C	(53,437)	(44,245)
Class 1	(5,711,645)	(23,149,313)
Class NAV	(29,346,961)	(127,779,451)
Total distributions	(62,062,516)	(190,401,675)
From fund share transactions	(183,473,994)	(87,414,441)
Total decrease	(60,004,316)	(74,647,319)
Net assets
Beginning of period	1,779,865,726	1,854,513,045
End of period	$1,719,861,410	$1,779,865,726
Undistributed net investment income	$5,594,415	$9,336,855

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       19

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$18.50		$18.38	$19.76
Net investment income[3]	0.21		0.36	0.15
Net realized and unrealized gain (loss) on investments	1.83		1.62	(1.38)
Total from investment operations	2.04		1.98	(1.23)
Less distributions
From net investment income	(0.26)		(0.33)	(0.15)
From net realized gain	(0.41)		(1.53)	—
Total distributions	(0.67)		(1.86)	(0.15)
Net asset value, end of period	$19.87		$18.50	$18.38
Total return (%)[4,5]	11.19	[6]	11.72	(6.31	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$34		$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[7]	1.23	1.24	[7]
Expenses including reductions	1.14	[7]	1.14	1.12	[7]
Net investment income	2.03	[7]	2.08	1.79	[7]
Portfolio turnover (%)	11		40	19	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       20

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$18.52		$18.39	$19.76
Net investment income[3]	0.14		0.24	0.08
Net realized and unrealized gain (loss) on investments	1.83		1.61	(1.38)
Total from investment operations	1.97		1.85	(1.30)
Less distributions
From net investment income	(0.19)		(0.19)	(0.07)
From net realized gain	(0.41)		(1.53)	—
Total distributions	(0.60)		(1.72)	(0.07)
Net asset value, end of period	$19.89		$18.52	$18.39
Total return (%)[4,5]	10.76	[6]	10.89	(6.61	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	[8]	1.93	1.94	[8]
Expenses including reductions	1.86	[8]	1.89	1.87	[8]
Net investment income	1.29	[8]	1.39	0.94	[8]
Portfolio turnover (%)	11		40	19	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       21

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$18.51		$18.39	$21.47	$18.53	$15.59	$13.56
Net investment income[2]	0.24		0.40	0.36	0.35	0.32	0.31
Net realized and unrealized gain (loss) on investments	1.83		1.63	(1.78)	3.17	2.94	1.91
Total from investment operations	2.07		2.03	(1.42)	3.52	3.26	2.22
Less distributions
From net investment income	(0.29)		(0.38)	(0.52)	(0.45)	(0.32)	(0.19)
From net realized gain	(0.41)		(1.53)	(1.14)	(0.13)	—	—
Total distributions	(0.70)		(1.91)	(1.66)	(0.58)	(0.32)	(0.19)
Net asset value, end of period	$19.88		$18.51	$18.39	$21.47	$18.53	$15.59
Total return (%)[3]	11.35	[4]	12.06	(7.33)	19.24	21.20	16.55
Ratios and supplemental data
Net assets, end of period (in millions)	$270		$271	$297	$377	$339	$286
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[5]	0.85	0.86	0.87	0.86	0.87
Expenses including reductions	0.79	[5]	0.81	0.82	0.83	0.83	0.84
Net investment income	2.38	[5]	2.29	1.77	1.75	1.82	2.13
Portfolio turnover (%)	11		40	19	17	14	21

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       22

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$18.49		$18.37	$21.45	$18.52	$15.57	$13.55
Net investment income[2]	0.25		0.41	0.37	0.37	0.32	0.31
Net realized and unrealized gain (loss) on investments	1.82		1.63	(1.78)	3.15	2.95	1.91
Total from investment operations	2.07		2.04	(1.41)	3.52	3.27	2.22
Less distributions
From net investment income	(0.29)		(0.39)	(0.53)	(0.46)	(0.32)	(0.20)
From net realized gain	(0.41)		(1.53)	(1.14)	(0.13)	—	—
Total distributions	(0.70)		(1.92)	(1.67)	(0.59)	(0.32)	(0.20)
Net asset value, end of period	$19.86		$18.49	$18.37	$21.45	$18.52	$15.57
Total return (%)[3]	11.39	[4]	12.13	(7.27)	19.25	21.33	16.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1,413		$1,485	$1,553	$1,760	$1,226	$1,254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.80	0.81	0.82	0.81	0.82
Expenses including reductions	0.74	[5]	0.76	0.77	0.78	0.78	0.79
Net investment income	2.46	[5]	2.34	1.83	1.81	1.87	2.18
Portfolio turnover (%)	11		40	19	17	14	21

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund.

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$147,123,678	$147,123,678	—	—
Consumer staples	99,592,652	89,494,156	$10,098,496	—
Energy	170,972,689	170,972,689	—	—
Financials	435,445,140	428,237,189	7,207,951	—
Health care	175,617,229	166,258,946	9,358,283	—
Industrials	187,282,944	187,282,944	—	—
Information technology	175,869,725	175,869,725	—	—
Materials	79,811,038	79,811,038	—	—
Real estate	34,351,364	34,351,364	—	—
Telecommunication services	45,995,635	35,593,104	10,402,531	—
Utilities	108,457,511	108,457,511	—	—
Preferred securities	19,869,210	19,869,210	—	—
Corporate bonds	3,155,625	—	3,155,625	—
Securities lending collateral	61,763,303	61,763,303	—	—
Short-term investments	34,207,822	34,207,822	—	—
Total investments in securities	$1,779,515,565	$1,739,292,679	$40,222,886	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment

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company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $60,416,201 and received $61,762,264 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017 were $3,135.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016 the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the next $100 million of aggregate net assets; c) 0.775% of the next $300 million of aggregate net assets; d) 0.750% of the next $1 billion of aggregate net assets; e) 0.725% of the excess over $1.5 billion of aggregate assets. However, when the aggregate net assets exceed $200 million on any day, the annual rate of management fee for the day is 0.800% on the first $200 million of aggregate net assets; if aggregate net assets exceed $500 million on any day, the annual rate of management fee for the day is 0.775% on the first $500 million of aggregate net assets and 0.750% on aggregate net assets over $500 million; if aggregate net assets exceed $1 billion on any day, the annual rate of management fee for the day is 0.75% of aggregate net assets; and if aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for the day is 0.725% on the first $1.5 billion of aggregate net assets. Aggregate net assets generally include the net assets of the fund and other funds identified in the investment management agreement.

Prior to October 17, 2016, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the next $100 million of aggregate net assets; c) 0.775% of the next $300 million of aggregate net assets; d) 0.750% of the excess over $500 million of aggregate net assets. However, when the aggregate net assets exceeded $200 million

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       27

on any day, the annual rate of management fee for the day was 0.800% on the first $200 million of aggregate net assets; if aggregate net assets exceeded $500 million on any day, the annual rate of management fee for the day was 0.775% on the first $500 million of aggregate net assets; and if aggregate net assets exceeded $1 billion on any day, the annual rate of management fee for the day was 0.750% on the first $1 billion of aggregate net assets.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average annual net assets (on an annualized basis) attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. Expenses exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, acquired fund fees, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$9,434	Class NAV	$308,600
Class C	538	Total	$376,838
Class 1	58,266

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       28

distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $148,155 for the six months ended February 28, 2017. Of this amount, $25,328 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $120,880 was paid as sales commissions to broker-dealers and $1,947 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017 CDSCs received by the Distributor amounted to $333, and $739 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$40,108	$16,452
Class C	12,031	1,480
Class NAV	—	—
Class 1	66,334	—
Total	$118,473	$17,932

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,283,265	1	0.845%	$54

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	736,924	$14,141,676	1,055,996	$18,622,411
Distributions reinvested	49,227	945,224	48,392	828,405
Repurchased	(277,875)	(5,273,349)	(126,078)	(2,212,393)
Net increase	508,276	$9,813,551	978,310	$17,238,423
Class C shares
Sold	82,900	$1,599,526	108,973	$1,939,642
Distributions reinvested	4,003	77,225	2,587	44,401
Repurchased	(38,660)	(723,443)	(13,693)	(241,244)
Net increase	48,243	$953,308	97,867	$1,742,799
Class 1 shares
Sold	272,584	$5,260,810	268,050	$4,674,319
Distributions reinvested	510,177	9,774,518	1,694,711	29,051,850
Repurchased	(1,820,191)	(34,447,177)	(3,504,554)	(62,239,116)
Net decrease	(1,037,430)	($19,411,849)	(1,541,793)	($28,512,947)
Class NAV shares
Sold	1,804,921	$33,065,266	705,525	$12,568,320
Distributions reinvested	2,680,922	51,264,221	9,371,765	160,469,530
Repurchased	(13,657,790)	(259,158,491)	(14,316,734)	(250,920,566)
Net decrease	(9,171,947)	($174,829,004)	(4,239,444)	($77,882,716)
Total net decrease	(9,652,858)	($183,473,994)	(4,705,060)	($87,414,441)

Affiliates of the fund owned 100% of shares of the fund of Class 1 and Class NAV on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $194,331,489 and $420,776,926, respectively, for the six months ended February 28, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017 funds within the John Hancock group of funds complex held 82.1% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Fund	31.7%
John Hancock Funds II Lifestyle Balanced Fund	23.7%
John Hancock Funds II Lifestyle Aggressive Fund	12.6%

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       30

affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017 the fund engaged in sales amounting to $924,494.

Note 9 — Other Matters

The Trust and several of its funds, including Equity Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.). The total amount at issue for the Equity Income Fund is approximately $12 million.

On September 23, 2013, the District Court granted defendants' omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition for writ of certiorari in the

U.S. Supreme Court, challenging the Second Circuit's decision. The shareholder defendants filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the Court granted the defendants' motion to dismiss the intentional fraudulent conveyance claim. The Court also declined to impute the alleged fraudulent intent of certain officer defendants and the plaintiff's request to amend the complaint on the grounds of futility. The Court will permit an interlocutory appeal of the dismissal order pending resolution of the remaining motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355078	458SA 2/17 4/17

John Hancock

Floating Rate Income Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration spurred fixed-income credit sectors and sent Treasury yields higher in recent months. In fact, yields on 10-year U.S. Treasuries hit 2.62% not long after the period closed, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the bond markets are more challenging. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds in the weeks since period end.

At John Hancock Investments, we believe one of the best ways to navigate today's uncertain environment is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
27	Financial highlights
34	Notes to financial statements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

Class A shares (without sales charge)
S&P/LSTA Performing Loan Index
Morningstar bank loan fund category average
4.71
4.36
3.84
15.56
13.00
11.95
2.03
4.12
2.86
3.47
5.03
4.08
4.19
5.19
6 month (cumulative)
1 year
3 year
5 year
Since inception (1/2/08)

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers, and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bank loans rallied

The U.S. bank loan market advanced as strong investor demand for yield and an improving economic environment provided a favorable backdrop for performance.

The fund outperformed

The fund generated a solid return for the period and outpaced its benchmark, the S&P/LSTA Performing Loan Index.

Credit quality positioning added value

An overweight position in lower-quality bank loans, which outperformed for the reporting period, contributed the most to the fund's performance.

PORTFOLIO COMPOSITION AS OF 2/28/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that focuses on a particular sector may fluctuate more than a fund that invests in a wider variety of sectors. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. Settel, Western Asset Management Company

Timothy J. Settel
Portfolio Manager
Western Asset Management Company

Can you provide an overview of the bank loan market over the six months ended February 28, 2017?

Bank loans enjoyed strong returns, ending the period on an eight-month streak of positive performance. The S&P/ LSTA Performing Loan Index, the fund's benchmark, returned 4.36%, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index (a broad bond market measure), which declined by 2.19%, but trailing the S&P 500 Index (a broad stock market measure), which returned 10.01%.

Supply-and-demand trends were beneficial for bank loan performance during the period. Despite a short-term interest rate increase from the U.S. Federal Reserve in December 2016, interest rates remained low by historical standards. As a result, investor demand for the relatively high yields of bank loans remained robust. On the supply side, most of the new bank loan issues were used to refinance existing loans, resulting in a net decline in the amount of outstanding loans. The combination of strong demand and limited new supply provided a favorable backdrop for bank loan performance.

Other positive factors included rising commodity prices (which helped boost the energy and commodity-oriented segments of the bank loan market), better economic data, and improving corporate earnings. The prospects for tax reform, favorable regulatory actions, and fiscal stimulus from the new presidential administration were also supportive for bank loans.

How did this environment affect bank loan credit quality?

According to J.P. Morgan, the year-over-year default rate in the bank loan market was 1.6%, down from 2.1% at the beginning of the reporting period and well below the long-term historical average. Fewer defaults in the energy and commodity-related industries contributed to the decline in the year-over-year default rate.

From a performance perspective, lower-quality loans outperformed higher-quality loans by a significant margin, reflecting strong investor demand for higher-yielding assets. For example, bank loans rated CCC, the lowest credit quality level in the bank loan market, returned 17% for the six-month period, while loans rated BB, the loan market's highest credit rating category, returned just 2.5%.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

Turning to the portfolio, what factors helped the fund outperform its benchmark index during the reporting period?

Credit quality positioning was the most significant factor. Although the bulk of the fund's holdings consisted of loans rated B—the middle credit quality tier in the bank loan market—the fund maintained an overweight position in CCC-rated loans and an underweight position in loans rated BB throughout the reporting period. The substantial outperformance of CCC loans aided relative performance. An allocation to high-yield corporate bonds also added value as high-yield bonds returned approximately 5.5% for the period. As the high-yield market rallied, we reduced the fund's allocation as we took profits in a number of high-yield bond holdings.

Individual security selection was also a positive contributor to performance. Many of the fund's top performance contributors were energy-related companies, reflecting an overweight in the industry. Examples included offshore drilling companies Pacific Drilling SA, Paragon Offshore Finance Company, and Hercules Offshore, Inc., as well as energy producer Murray Energy Corp. All of these companies benefited from a 21% increase in the price of oil for the period.

What positioning decisions detracted from fund performance?

The fund's industry allocation detracted the most from fund performance. Although our overweight position in energy was favorable for performance, an underweight position in metals and mining companies weighed on results as rising commodity prices provided a lift to the industry. An overweight position in the consumer-oriented segments of the bank loan market also detracted from relative results. Many of the fund's most significant individual detractors were retail-related companies, which faced an increasingly challenging competitive environment. Examples included apparel retailer J Crew Group, Inc., department store chain Neiman Marcus Group, Ltd. LLC, sporting goods retailer Academy, Ltd., and QCE LLC, the parent company of sandwich restaurant chain Quiznos. We sold J Crew during the six-month period.

How was the fund positioned at the end of the reporting period?

Throughout much of 2016, we gradually reduced the overall risk profile of the portfolio, and we

COUNTRY COMPOSITION AS OF 2/28/17 (%)

United States	84.6
Canada	4.5
Luxembourg	3.0
Netherlands	2.1
Australia	1.4
Ireland	1.4
France	1.1
Other countries	1.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

"Throughout much of 2016, we gradually reduced the overall risk profile of the portfolio, and we continued to do so in early 2017."
continued to do so in early 2017. Overweight positions in CCC-rated loans and the energy industry remain in place, but they are smaller in magnitude than they were a year ago.

Despite this more cautious positioning, we remain constructive on the bank loan market going forward. The fundamental picture remains supportive, with improving corporate earnings and solid corporate balance sheets, and we expect this to continue whether or not the new presidential administration's pro-growth agenda gains traction. Demand from retail investors continues to be strong, new issuance has been dominated by refinancings, and issuers have little debt maturing over the next two years. The London Interbank Offered Rate (LIBOR), which is the base rate for most floating interest rates on bank loans, has risen significantly over the past year and has reached an eight-year high. Rising LIBOR rates lead to higher income on bank loans, which should help attract greater investor demand going forward. Taken together, these supportive fundamental and technical conditions should help keep defaults in check for the asset class, enabling investors to maximize their earning and total return potential.

There has been much discussion about where the financial markets are in relation to the credit cycle. The current credit cycle has been lengthened by central bank policies initiated during the financial

SECTOR COMPOSITION AS OF 2/28/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

crisis that, to varying degrees, remain in place today. As central bank policies normalize, the credit markets may be subject to increased volatility. That said, the later stages of a credit cycle are typically characterized by a significant rise in the use of leverage, but we have seen little increase in leverage outside of the commodity-oriented industries. Furthermore, the average loan issuer continues to maintain an elevated level of liquidity. In the few weeks since the period closed, there has been greater skepticism in the ability of the Trump administration to gain support for some of its more partisan initiatives. However, we believe bank loans, with favorable market conditions and their defensive nature in an environment of rising short-term interest rates, remain an attractive investment option.

MANAGED BY

Timothy J. Settel On the fund since inception Investing since 1993
Michael C. Buchanan, CFA On the fund since inception Investing since 1990
S. Kenneth Leech On the fund since 2014 Investing since 1977

QUALITY COMPOSITION AS OF 2/28/17 (%)

The views expressed in this report are exclusively those of Timothy J. Settel, Western Asset Management Company, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-28-17	as of 2-28-17
Class A	12.67	2.94	3.91	2.09	15.62	42.06	3.96	3.96
Class B	9.61	2.38	3.43	-0.78	12.48	36.21	3.36	3.36
Class C	13.71	2.78	3.49	3.34	14.69	36.91	3.36	3.35
Class I3	15.91	3.84	4.58	4.87	20.72	50.67	4.36	4.35
Class R6[3,4]	16.04	3.88	4.61	4.92	20.99	51.17	4.45	4.44
Class 1[3]	16.00	3.91	4.63	4.90	21.16	51.42	4.43	4.42
Class NAV[3]	16.04	3.94	4.69	4.93	21.34	52.16	4.48	4.47
Index†	13.00	5.03	5.19	4.36	27.80	58.94	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross/Net (%)	1.16	1.86	1.86	0.84	0.75	0.78	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/ LSTA Performing Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	1-2-08	13,621	13,621	15,894
Class C5	1-2-08	13,691	13,691	15,894
Class I3	1-2-08	15,067	15,067	15,894
Class R6[3,4]	1-2-08	15,117	15,117	15,894
Class 1[3]	1-2-08	15,142	15,142	15,894
Class NAV[3]	1-2-08	15,216	15,216	15,894

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	From 1-2-08.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,047.10	$5.89	1.16%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.81	1.16%
Class B	Actual expenses/actual returns	1,000.00	1,042.20	9.42	1.86%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.30	1.86%
Class C	Actual expenses/actual returns	1,000.00	1,043.40	9.42	1.86%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.30	1.86%
Class I	Actual expenses/actual returns	1,000.00	1,048.70	4.32	0.85%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.26	0.85%
Class R6	Actual expenses/actual returns	1,000.00	1,049.20	3.76	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.71	0.74%
Class 1	Actual expenses/actual returns	1,000.00	1,049.00	4.01	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,049.30	3.76	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.71	0.74%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Rate (%)		Maturity date	Par value^	Value
Term loans (M) 85.7%					$1,649,143,404
(Cost $1,705,283,223)
Consumer discretionary 26.7%					513,594,489
Automobiles 0.3%
Cooper-Standard Automotive, Inc.	3.748		10-26-23	4,616,642	4,668,580
Diversified consumer services 1.2%
Laureate Education, Inc.	8.509		03-17-21	14,679,716	14,810,806
Monitronics International, Inc.	6.500		09-30-22	8,574,969	8,667,836
Hotels, restaurants and leisure 9.1%
1011778 BC ULC	3.250		02-14-24	12,358,160	12,350,498
Affinity Gaming LLC	4.500		07-01-23	4,640,571	4,662,939
Affinity Gaming LLC	9.250		09-14-24	4,120,000	4,139,323
Aristocrat International Pty, Ltd.	3.780		10-20-21	7,771,965	7,791,939
Boyd Gaming Corp.	3.714		09-15-23	2,815,850	2,845,529
Boyd Gaming Corp.	4.000		08-14-20	838,306	841,626
Caesars Entertainment Resort Properties LLC	7.000		10-11-20	11,351,887	11,446,449
Caesars Growth Properties Holdings LLC	6.250		05-08-21	2,955,728	2,971,748
CCM Merger, Inc.	4.031		08-08-21	8,621,486	8,686,147
CityCenter Holdings LLC	3.531		10-16-20	9,502,513	9,618,919
Equinox Holdings, Inc.	5.750		01-31-20	8,405,131	8,401,601
Equinox Holdings, Inc.	11.250		07-31-20	8,520,000	8,583,900
Fitness & Sports Clubs LLC	6.000		07-01-20	9,475,999	9,562,894
Four Seasons Holdings, Ltd.	3.998		11-30-23	6,158,128	6,241,694
Gateway Casinos & Entertainment, Ltd. (T)		TBD	02-14-23	7,050,000	7,089,692
Hilton Worldwide Finance LLC	3.278		10-25-23	9,929,672	9,971,079
Hilton Worldwide Finance LLC	3.500		10-26-20	842,477	847,953
La Quinta Intermediate Holdings LLC	3.772		04-14-21	9,768,154	9,826,177
Landry's, Inc.	4.029		10-04-23	12,910,000	13,041,811
Mohegan Tribal Gaming Authority	5.500		09-28-23	9,270,485	9,336,676
QCE LLC, PIK (H)	10.000		07-01-19	7,719,850	308,794
Scientific Games International, Inc.	4.845		10-01-21	5,264,124	5,345,297
Station Casinos LLC	3.280		06-08-23	10,930,075	10,978,605
World Endurance Holdings	5.250		06-26-21	9,141,695	9,118,841
Household durables 0.2%
Libbey Glass, Inc.	3.773		04-09-21	3,719,842	3,747,741
Media 8.3%
Acosta, Inc.	4.289		09-26-21	11,365,887	11,085,264
CBS Radio, Inc.	4.500		10-17-23	10,489,811	10,581,597
Charter Communications Operating LLC	2.790		01-15-22	4,468,737	4,485,495
Charter Communications Operating LLC	3.030		01-15-24	10,957,200	11,023,710
Checkout Holding Corp.	4.500		04-09-21	8,585,450	7,748,369
Crossmark Holdings, Inc.	4.500		12-20-19	6,367,694	5,122,810

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       12

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
CSC Holdings LLC	3.772		10-11-24	9,581,250	$9,673,038
Lions Gate Entertainment Corp.	3.773		12-08-23	9,452,000	9,522,890
McGraw-Hill Global Education Holdings LLC	5.000		05-04-22	7,425,940	7,291,382
MediArena Acquisition BV	6.750		08-13-21	4,725,167	4,237,482
MediArena Acquisition BV	10.000		08-13-22	2,550,000	1,880,625
RentPath LLC	6.250		12-17-21	7,616,744	7,550,097
Telenet International Finance Sarl	3.770		01-31-25	9,170,000	9,250,238
Univision Communications, Inc.	4.000		03-01-20	15,927,901	15,984,764
UPC Financing Partnership	3.520		04-15-25	10,970,000	11,005,653
Virgin Media Investment Holdings, Ltd.	3.520		01-31-25	14,500,000	14,556,405
Ziggo Secured Finance BV (T)		TBD	04-23-25	19,190,000	19,244,883
Multiline retail 0.7%
Dollar Tree, Inc.	4.250		07-06-22	6,730,000	6,842,189
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	9,054,501	7,285,795
Specialty retail 6.8%
Academy, Ltd.	4.987		07-01-22	21,252,258	16,762,718
Allflex Holdings III, Inc.	4.583		07-20-20	5,000,624	5,031,878
Allflex Holdings III, Inc.	8.000		07-19-21	10,850,000	10,809,313
Bass Pro Group LLC	4.023		06-05-20	15,023,880	14,385,365
Bass Pro Group LLC	5.720		06-09-18	2,830,000	2,830,000
Bass Pro Group LLC	5.970		12-16-23	6,665,000	6,393,801
CWGS Group LLC	4.523		11-08-23	12,250,000	12,341,875
KAR Auction Services, Inc.	4.500		03-09-23	6,051,763	6,123,657
Leslie's Poolmart, Inc.	5.250		08-16-23	10,734,550	10,768,364
Michaels Stores, Inc.	3.750		01-30-23	9,837,624	9,809,488
Party City Holdings, Inc.	3.855		08-19-22	6,181,491	6,132,534
Petco Animal Supplies, Inc.	4.287		01-26-23	8,567,677	8,246,390
PetSmart, Inc.	4.000		03-11-22	9,404,543	9,257,550
Spencer Gifts LLC	5.250		06-29-22	6,729,935	5,787,744
TOMS Shoes LLC	6.550		10-28-20	9,696,200	6,491,606
Textiles, apparel and luxury goods 0.1%
Kate Spade & Company	4.000		04-10-21	2,143,526	2,144,426
Consumer staples 5.4%					102,926,718
Food and staples retailing 2.1%
AdvancePierre Foods, Inc.	4.000		06-02-23	7,798,937	7,902,507
Albertsons LLC	3.781		08-22-21	5,945,152	6,015,781
CSM Bakery Solutions LLC	5.000		07-03-20	10,223,956	9,550,913
CSM Bakery Solutions LLC	8.760		07-03-21	14,480,000	11,933,982
Hearthside Group Holdings LLC	4.000		06-02-21	4,282,989	4,304,404
Food products 2.3%
Brightview Landscapes LLC	4.000		12-18-20	9,851,294	9,891,980

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Candy Intermediate Holdings, Inc.	5.500	06-15-23	10,883,554	$10,956,148
Dole Food Company, Inc.	4.549	11-01-18	9,316,664	9,344,614
Keurig Green Mountain, Inc.	5.270	03-03-23	2,130,235	2,152,879
Shearer's Foods LLC	4.938	06-30-21	5,777,025	5,791,468
Shearer's Foods LLC	7.750	06-30-22	6,860,000	6,739,950
Household products 0.8%
Anchor Hocking LLC	10.000	06-04-18	3,462,984	3,359,095
KIK Custom Products, Inc.	5.500	08-26-22	4,680,176	4,724,076
Reynolds Group Holdings, Inc.	3.781	02-05-23	6,867,550	6,919,057
Personal products 0.2%
Prestige Brands, Inc.	3.531	01-26-24	3,300,000	3,339,864
Energy 6.2%				118,684,331
Energy equipment and services 2.0%
Expro FinServices Sarl	5.750	09-02-21	10,753,065	8,696,542
Hercules Offshore, Inc. (H)	10.500	05-06-20	7,241,388	6,273,287
KCA Deutag US Finance LLC	6.306	05-15-20	8,236,552	7,917,386
Pacific Drilling SA	4.500	06-03-18	19,359,492	8,746,425
Paragon Offshore Finance Company (H)	3.750	07-18-21	15,399,825	5,954,650
Oil, gas and consumable fuels 4.2%
Chesapeake Energy Corp.	8.553	08-23-21	10,100,000	10,908,000
Eastern Power LLC	5.000	10-02-21	7,814,738	7,884,367
HFOTCO LLC	4.250	08-19-21	13,157,497	13,058,816
Magnum Hunter Resources Corp.	8.000	05-06-19	972,699	972,699
MEG Energy Corp.	4.540	12-31-23	13,590,000	13,663,114
Murray Energy Corp.	8.250	04-16-20	9,805,206	9,658,716
Panda Temple Power II LLC	7.250	04-03-19	6,435,961	5,776,275
Panda Temple Power LLC	7.250	03-04-22	17,272,350	14,767,859
Westmoreland Coal Company	7.500	12-16-20	4,802,392	4,406,195
Financials 4.6%				88,660,994
Banks 0.5%
Flying Fortress, Inc.	3.248	04-30-20	10,309,166	10,391,330
Capital markets 1.8%
CEC Entertainment, Inc.	4.000	02-14-21	10,559,985	10,513,838
Donnelley Financial Solutions, Inc.	5.000	09-30-23	2,451,429	2,473,908
EIF Channelview Cogeneration LLC	4.250	05-08-20	7,618,437	7,256,562
Infinity Acquisition LLC	4.250	08-06-21	13,629,272	13,333,925
Diversified financial services 2.3%
Delos Finance Sarl	3.500	10-06-23	10,198,751	10,285,848
PGX Holdings, Inc.	6.250	09-29-20	837,604	837,084
TKC Holdings, Inc.	4.750	02-01-23	5,910,000	5,954,325
Trans Union LLC	3.281	04-09-23	11,904,863	12,027,602

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       14

	Rate (%)		Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
UFC Holdings LLC	4.250		08-18-23	8,957,550	$9,018,372
UFC Holdings LLC	8.500		08-18-24	6,408,000	6,568,200
Health care 13.2%					253,776,011
Health care equipment and supplies 4.2%
Air Medical Group Holdings, Inc.	4.250		04-28-22	13,284,349	13,300,954
Curo Health Services Holdings, Inc.	6.539		02-07-22	13,485,782	13,536,354
DJO Finance LLC	4.250		06-08-20	9,433,831	9,256,947
Drive DeVilbiss Healthcare	6.500		01-03-23	6,800,000	6,443,000
Greatbatch, Ltd.	5.250		10-27-22	13,459,050	13,564,165
Immucor, Inc.	5.000		08-17-18	13,498,753	13,324,349
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	12,088,318	12,080,824
Health care providers and services 5.0%
BioScrip, Inc.	9.250		07-31-20	2,305,447	2,232,434
Catalent Pharma Solutions, Inc.	3.750		05-20-21	4,231,874	4,281,260
CHG Healthcare Services, Inc.	4.750		06-07-23	12,654,375	12,812,555
DaVita, Inc.	3.531		06-24-21	7,205,568	7,293,836
Envision Healthcare Corp.	4.000		12-01-23	5,000,000	5,060,400
HCA Holdings, Inc. (T)		TBD	02-15-24	2,250,000	2,270,250
Lantheus Medical Imaging, Inc.	7.000		06-30-22	10,184,869	10,184,869
MPH Acquisition Holdings LLC	5.000		06-07-23	10,607,032	10,768,046
Radnet Management, Inc.	4.280		06-30-23	12,313,715	12,370,112
Radnet Management, Inc.	8.000		03-25-21	15,694,667	15,733,903
Select Medical Corp.	6.011		03-03-21	5,391,750	5,391,750
Vizient, Inc.	5.000		02-13-23	7,839,490	7,942,422
Health care technology 1.0%
Change Healthcare Holdings LLC (T)		TBD	02-08-24	18,920,000	18,998,896
Pharmaceuticals 3.0%
Akorn, Inc.	5.250		04-16-21	7,740,789	7,847,225
DPx Holdings BV	4.250		03-11-21	12,177,757	12,229,513
Pharmaceutical Product Development LLC	4.250		08-18-22	12,430,108	12,492,258
Phibro Animal Health Corp.	4.000		04-16-21	10,681,364	10,668,012
Valeant Pharmaceuticals International, Inc.	5.530		04-01-22	13,606,635	13,691,677
Industrials 11.7%					224,541,819
Aerospace and defense 1.7%
B/E Aerospace, Inc.	3.993		12-16-21	12,167,710	12,217,111
LS Deco LLC	5.000		05-21-22	4,102,321	4,153,600
WP CPP Holdings LLC	4.539		12-28-19	13,118,523	12,916,236
WP CPP Holdings LLC	8.750		04-30-21	3,294,150	3,129,443
Air freight and logistics 1.7%
Syncreon Group BV	5.250		10-28-20	24,914,867	21,831,652
XPO Logistics, Inc.	4.302		11-01-21	11,303,228	11,395,123

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       15

	Rate (%)		Maturity date	Par value^	Value
Industrials (continued)
Airlines 2.8%
Air Canada	3.755		10-06-23	5,685,000	$5,727,638
American Airlines, Inc.	3.270		12-14-23	10,050,053	10,100,304
American Airlines, Inc.	3.278		06-27-20	12,869,174	12,929,917
Commercial Barge Line Company	9.750		11-12-20	13,888,875	13,094,154
Delta Air Lines, Inc.	3.281		08-24-22	4,962,163	4,992,134
United Airlines, Inc.	3.281		04-01-19	6,083,146	6,101,638
Commercial services and supplies 2.5%
Access CIG LLC	6.061		10-18-21	5,926,010	5,955,640
Casella Waste Systems, Inc.	4.000		10-17-23	1,500,000	1,507,500
Garda World Security Corp.	4.000		11-06-20	7,251,972	7,279,167
Nord Anglia Education Finance LLC	4.554		03-31-21	9,299,272	9,374,875
Prime Security Services Borrower LLC	4.250		05-02-22	13,917,650	14,045,275
The Hertz Corp.	3.531		06-30-23	9,696,300	9,720,541
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.748		05-31-23	11,655,014	11,764,338
Machinery 0.5%
Aspen Merger Sub, Inc.	5.250		09-27-23	4,905,705	4,947,109
Aspen Merger Sub, Inc.	9.750		09-27-24	4,320,000	4,338,014
Trading companies and distributors 1.9%
American Builders & Contractors Supply Company, Inc.	3.531		10-31-23	6,903,174	6,960,677
Avolon Holdings, Ltd. (T)		TBD	01-13-22	19,450,000	19,786,485
GYP Holdings III Corp.	4.539		04-01-21	10,215,734	10,273,248
Information technology 4.0%					76,305,929
Electronic equipment, instruments and components 0.6%
Dell International LLC	3.040		09-07-21	9,114,625	9,128,297
Zebra Technologies Corp.	3.434		10-27-21	1,481,851	1,499,633
Internet software and services 0.8%
Ancestry.com Operations, Inc.	4.250		10-19-23	8,620,000	8,716,975
Ancestry.com Operations, Inc.	9.250		10-19-24	6,090,000	6,221,970
Match Group, Inc.	4.201		11-16-22	945,000	955,631
IT services 1.0%
First Data Corp.	3.779		03-24-21	13,726,104	13,844,011
First Data Corp.	3.779		07-10-22	5,131,244	5,164,597
Software 0.3%
Sophia LP	4.250		09-30-22	5,078,104	5,094,608
Technology hardware, storage and peripherals 1.3%
CompuCom Systems, Inc.	4.250		05-09-20	10,728,210	8,629,557
Western Digital Corp.	4.529		04-29-23	10,005,720	10,058,850
Xerox Business Services LLC	6.276		12-07-23	6,880,000	6,991,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       16

	Rate (%)		Maturity date	Par value^	Value
Materials 3.0%					$58,598,563
Construction materials 0.4%
Quikrete Holdings, Inc.	4.022		11-15-23	8,440,000	8,537,566
Containers and packaging 1.6%
Berry Plastics Corp.	3.281		10-03-22	10,348,162	10,418,426
Berry Plastics Corp.	3.281		01-19-24	3,180,000	3,198,985
BWAY Holding Company	4.750		08-14-23	11,019,288	11,022,703
Printpack Holdings, Inc.	4.000		07-26-23	5,380,512	5,407,415
Metals and mining 0.4%
Atlas Iron, Ltd.	4.290		05-06-21	6,160,530	5,783,198
Essar Steel Algoma, Inc. (H)	7.500		08-09-19	7,974,450	2,824,311
Paper and forest products 0.6%
Coveris Holdings SA	4.500		05-08-19	5,847,772	5,858,766
Flex Acquisition Company, Inc.	4.250		12-29-23	5,510,000	5,547,193
Real estate 2.5%					49,061,769
Equity real estate investment trusts 2.1%
Allied Universal Holdco LLC	5.500		07-28-22	9,592,616	9,648,541
Lineage Logistics LLC	4.500		04-07-21	13,361,587	13,294,779
MGM Growth Properties Operating Partnership LP	3.281		04-25-23	9,369,200	9,442,373
Uniti Group, Inc.	4.000		10-24-22	9,150,401	9,191,577
Real estate management and development 0.4%
Realogy Group LLC	3.029		07-20-22	7,428,783	7,484,499
Telecommunication services 3.0%					58,509,021
Diversified telecommunication services 2.4%
Intelsat Jackson Holdings SA	3.750		06-30-19	12,255,226	12,171,645
Level 3 Financing, Inc. (T)		TBD	02-14-24	14,950,000	15,019,368
SFR Group SA	5.289		01-15-24	10,659,450	10,750,802
Telesat Canada	3.850		11-17-23	3,500,000	3,535,000
Windstream Services LLC	4.030		02-08-24	2,790,000	2,785,648
Windstream Services LLC	4.780		03-29-21	2,214,450	2,229,398
Wireless telecommunication services 0.6%
Sprint Communications, Inc.	3.313		02-02-24	12,000,000	12,017,160
Utilities 5.4%					104,483,760
Electric utilities 3.5%
Chief Power Finance LLC	5.750		12-31-20	16,160,200	12,928,160
Energy Future Intermediate Holding Company LLC	4.304		06-30-17	7,404,917	7,423,429
ExGen Texas Power LLC	5.750		09-16-21	17,287,061	12,256,526
Green Energy Partners	6.500		11-13-21	6,405,000	6,292,913
Moxie Patriot LLC	6.750		12-19-20	10,170,147	9,954,032
Vistra Operations Company LLC	3.531		08-04-23	1,750,000	1,757,876
Vistra Operations Company LLC	3.531		08-04-23	13,783,467	13,845,493
Vistra Operations Company LLC	4.022		12-14-23	2,810,000	2,826,242

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 1.9%
Empire Generating Company LLC	5.290	03-14-21	17,439,925	$17,374,526
NRG Energy, Inc.	3.031	06-30-23	7,064,966	7,087,645
STS Operating, Inc.	4.772	02-12-21	7,548,878	7,246,923
Terra-Gen Finance Company LLC	5.250	12-09-21	5,951,214	5,489,995
Corporate bonds 9.8%				$187,834,947
(Cost $187,394,839)
Consumer discretionary 0.8%				15,639,670
Media 0.8%
Charter Communications Operating LLC	3.579	07-23-20	8,990,000	9,241,720
CSC Holdings LLC (S)	6.625	10-15-25	5,790,000	6,397,950
Energy 2.2%				42,318,503
Energy equipment and services 0.8%
Ensco PLC (L)(S)	8.000	01-31-24	2,287,000	2,344,175
Teine Energy, Ltd. (S)	6.875	09-30-22	12,800,000	13,312,000
Oil, gas and consumable fuels 1.4%
Calumet Specialty Products Partners LP (S)	11.500	01-15-21	6,220,000	7,199,650
Crestwood Midstream Partners LP	6.125	03-01-22	6,170,000	6,378,238
EP Energy LLC (S)	8.000	02-15-25	9,000,000	8,775,000
Sanchez Energy Corp. (L)	6.125	01-15-23	4,489,000	4,309,440
Financials 2.0%				37,962,867
Banks 0.4%
Bank of America Corp.	4.250	10-22-26	2,320,000	2,364,430
Barclays Bank PLC	7.625	11-21-22	200,000	214,840
Citigroup, Inc.	4.450	09-29-27	2,320,000	2,375,337
Wells Fargo & Company	4.300	07-22-27	2,320,000	2,414,927
Capital markets 0.1%
The Goldman Sachs Group, Inc.	4.250	10-21-25	2,320,000	2,378,353
Consumer finance 0.6%
Navient Corp.	5.000	10-26-20	3,970,000	3,988,659
Navient Corp.	6.125	03-25-24	3,280,000	3,140,600
Navient Corp.	8.000	03-25-20	3,928,000	4,261,371
Diversified financial services 0.3%
Globe Luxembourg SCA (S)	9.625	05-01-18	6,170,000	6,324,250
Thrifts and mortgage finance 0.6%
Quicken Loans, Inc. (S)	5.750	05-01-25	10,660,000	10,500,100
Health care 1.4%				26,103,982
Health care equipment and supplies 0.9%
DJO Finco, Inc. (S)	8.125	06-15-21	5,200,000	4,602,000
Tenet Healthcare Corp. (P)	4.463	06-15-20	5,835,000	5,907,938

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       18

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Universal Hospital Services, Inc.	7.625	08-15-20	6,899,000	$6,942,119
Health care providers and services 0.2%
HCA, Inc.	5.250	06-15-26	3,070,000	3,246,525
Pharmaceuticals 0.3%
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23	6,720,000	5,405,400
Industrials 1.1%				20,600,113
Commercial services and supplies 0.3%
Prime Security Services Borrower LLC (S)	9.250	05-15-23	4,470,000	4,900,238
Marine 0.5%
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	11,670,000	10,473,825
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	5,080,000	5,226,050
Materials 0.4%				6,924,132
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (P)(S)	4.289	05-15-21	6,620,000	6,793,775
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	5,793,643	130,357
Real estate 0.4%				8,069,250
Equity real estate investment trusts 0.3%
Communications Sales & Leasing, Inc. (S)	6.000	04-15-23	5,630,000	5,911,500
Real estate management and development 0.1%
CTR Partnership LP	5.875	06-01-21	2,100,000	2,157,750
Telecommunication services 1.4%				27,567,198
Diversified telecommunication services 0.9%
Intelsat Jackson Holdings SA (S)	8.000	02-15-24	4,800,000	5,196,000
SFR Group SA (S)	6.250	05-15-24	750,000	761,243
SFR Group SA (S)	7.375	05-01-26	8,900,000	9,222,625
Telecom Italia SpA (S)	5.303	05-30-24	2,986,000	3,038,255
Wireless telecommunication services 0.5%
Sprint Communications, Inc.	11.500	11-15-21	180,000	226,575
Sprint Corp.	7.875	09-15-23	8,200,000	9,122,500
Utilities 0.1%				2,649,232
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060	12-30-28	1,471,185	1,313,032
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681	07-02-26	1,965,000	1,336,200

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SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       19

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.0%				$274,241
(Cost $3,917,722)
Materials 0.0%				274,241
Metals and mining 0.0%
Mirabela Nickel, Ltd., PIK (H)(S)	9.500	06-24-19	3,917,722	274,241
Collateralized mortgage obligations 0.6%				$10,363,294
(Cost $12,059,098)
Commercial and residential 0.6%				10,363,294
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E(S)	3.250	07-10-48	6,800,000	3,690,223
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E(P)(S)	4.618	08-15-48	5,267,000	3,481,416
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E(S)	3.000	05-15-48	6,073,000	3,191,655
			Shares	Value
Common stocks 2.3%				$43,881,611
(Cost $92,256,371)
Consumer discretionary 0.4%				6,914,761
Hotels, restaurants and leisure 0.1%
QCE LLC (I)			21,586	22
Tropicana Entertainment, Inc. (I)			72,338	2,383,537
Household durables 0.3%
EveryWare Global, Inc. (I)			697,108	4,531,202
Energy 0.5%				9,392,116
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)			196,736	222,312
Oil, gas and consumable fuels 0.5%
Magnum Hunter Resources Corp. (I)			856,991	9,169,804
Materials 1.0%				18,779,056
Chemicals 0.0%
LyondellBasell Industries NV, Class A			82	7,482
Metals and mining 0.7%
Atlas Iron, Ltd. (I)			447,590,796	12,653,962
Mirabela Nickel, Ltd. (I)			3,194,905	2
Paper and forest products 0.3%
Verso Corp., Class A (I)			781,304	6,117,610
Utilities 0.4%				8,795,678
Electric utilities 0.4%
Vistra Energy Corp.			544,287	8,795,678

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       20

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $14,106)
Health care 0.0%				881
Health care providers and services 0.0%
Magellan Health, Inc. (I)	9.750	05-15-20	3,400,000	881
Information technology 0.0%				0
Technology hardware, storage and peripherals 0.0%
Texas Competitive Electric Holdings Company LLC (I)	11.500	10-01-20	32,644,306	0
			Shares	Value
Rights 0.0%				$734,787
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (I)(N)			544,287	734,787
Warrants 0.0%				$497,329
(Cost $0)
Atlas Iron, Ltd. (Expiration Date: 7-31-17; Strike Price: AUD 0.075) (I)			324,330,637	497,329
		Yield (%)	Shares	Value
Securities lending collateral 0.4%				$6,862,385
(Cost $6,861,826)
John Hancock Collateral Trust (W)		0.8372(Y)	685,752	6,862,385
Short-term investments 4.2%				$81,052,586
(Cost $81,052,586)
Money market funds 4.2%				81,052,586
State Street Institutional Treasury Plus Money Market Fund, Premier Class		0.4134(Y)	81,052,586	81,052,586
Total investments (Cost $2,091,191,730)† 103.0%				$1,980,645,465
Other assets and liabilities, net (3.0%)				($56,909,196)
Total net assets 100.0%				$1,923,736,269

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       21

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
Security Abbreviations and Legend
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $2,093,247,162. Net unrealized depreciation aggregated to $112,601,697, of which $37,712,751 related to appreciated investment securities and $150,314,448 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       22

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,084,329,904) including $6,664,845 of securities loaned	$1,973,783,080
Affiliated investments, at value (Cost $6,861,826)	6,862,385
Total investments, at value (Cost $2,091,191,730)	1,980,645,465
Cash	3,187,593
Receivable for investments sold	30,757,118
Receivable for fund shares sold	3,129,406
Dividends and interest receivable	13,356,307
Receivable for securities lending income	6,183
Other receivables and prepaid expenses	64,899
Total assets	2,031,146,971
Liabilities
Payable for investments purchased	98,872,805
Payable for fund shares repurchased	1,266,103
Payable upon return of securities loaned	6,859,870
Distributions payable	106,233
Payable to affiliates
Accounting and legal services fees	72,635
Transfer agent fees	44,745
Trustees' fees	2,412
Other liabilities and accrued expenses	185,899
Total liabilities	107,410,702
Net assets	$1,923,736,269
Net assets consist of
Paid-in capital	$2,219,065,759
Undistributed net investment income	2,907,289
Accumulated net realized gain (loss) on investments	(187,690,514)
Net unrealized appreciation (depreciation) on investments	(110,546,265)
Net assets	$1,923,736,269

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       23

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($146,783,450 ÷ 16,966,709 shares)[1]	$8.65
Class B ($17,231,727 ÷ 1,991,006 shares)[1]	$8.65
Class C ($142,191,994 ÷ 16,366,302 shares)[1]	$8.69
Class I ($183,886,991 ÷ 21,265,818 shares)	$8.65
Class R6 ($230,549 ÷ 26,644 shares)	$8.65
Class 1 ($27,429,340 ÷ 3,174,020 shares)	$8.64
Class NAV ($1,405,982,218 ÷ 162,513,538 shares)	$8.65
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.87

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       24

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Interest	$54,287,887
Dividends	1,392,424
Securities lending	161,000
Total investment income	55,841,311
Expenses
Investment management fees	6,642,218
Distribution and service fees	1,038,810
Accounting and legal services fees	143,357
Transfer agent fees	283,973
Trustees' fees	17,338
State registration fees	36,716
Printing and postage	25,469
Professional fees	63,339
Custodian fees	131,067
Other	231,164
Total expenses	8,613,451
Less expense reductions	(204,081)
Net expenses	8,409,370
Net investment income	47,431,941
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(31,662,133)
Affiliated investments	1,154
(31,660,979)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	76,096,558
Affiliated investments	10
76,096,568
Net realized and unrealized gain	44,435,589
Increase in net assets from operations	$91,867,530

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$47,431,941	$132,415,339
Net realized loss	(31,660,979)	(113,975,011)
Change in net unrealized appreciation (depreciation)	76,096,568	13,177,260
Increase in net assets resulting from operations	91,867,530	31,617,588
Distributions to shareholders
From net investment income
Class A	(4,349,377)	(9,880,826)
Class B	(401,744)	(890,239)
Class C	(3,204,750)	(6,754,413)
Class I	(4,232,398)	(8,755,167)
Class R6	(5,664)	(1,176,372)
Class 1	(708,577)	(1,271,405)
Class NAV	(40,752,186)	(100,869,232)
Total distributions	(53,654,696)	(129,597,654)
From fund share transactions	(138,418,049)	(834,398,245)
Total decrease	(100,205,215)	(932,378,311)
Net assets
Beginning of period	2,023,941,484	2,956,319,795
End of period	$1,923,736,269	$2,023,941,484
Undistributed net investment income	$2,907,289	$9,130,044

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       26

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.48		$8.71	$9.36	$9.37	$9.41	$9.05
Net investment income[2]	0.20		0.43	0.42	0.39	0.43	0.45
Net realized and unrealized gain (loss) on investments	0.19		(0.24)	(0.62)	—	0.03	0.48
Total from investment operations	0.39		0.19	(0.20)	0.39	0.46	0.93
Less distributions
From net investment income	(0.22)		(0.42)	(0.43)	(0.38)	(0.42)	(0.45)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.22)		(0.42)	(0.45)	(0.40)	(0.50)	(0.57)
Net asset value, end of period	$8.65		$8.48	$8.71	$9.36	$9.37	$9.41
Total return (%)[3,4]	4.71	[5]	2.38	(2.13)	4.24	5.02	10.52
Ratios and supplemental data
Net assets, end of period (in millions)	$147		$165	$267	$467	$518	$354
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]	1.16	1.14	1.19	1.21	1.25
Expenses including reductions	1.16	[6]	1.14	1.13	1.18	1.20	1.20
Net investment income	4.63	[6]	5.12	4.59	4.14	4.54	4.86
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       27

Class B Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.49		$8.71	$9.36	$9.37	$9.41	$9.05
Net investment income[2]	0.17		0.37	0.35	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.19		(0.23)	(0.61)	—	0.03	0.48
Total from investment operations	0.36		0.14	(0.26)	0.32	0.39	0.86
Less distributions
From net investment income	(0.20)		(0.36)	(0.37)	(0.31)	(0.35)	(0.38)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.20)		(0.36)	(0.39)	(0.33)	(0.43)	(0.50)
Net asset value, end of period	$8.65		$8.49	$8.71	$9.36	$9.37	$9.41
Total return (%)[3,4]	4.22	[5]	1.79	(2.83)	3.44	4.23	9.70
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$18	$24	$31	$34	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.86	1.86	1.96	1.97	2.03
Expenses including reductions	1.86	[6]	1.84	1.85	1.95	1.95	1.95
Net investment income	3.94	[6]	4.45	3.89	3.39	3.80	4.10
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       28

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.52		$8.74	$9.40	$9.40	$9.45	$9.08
Net investment income[2]	0.17		0.37	0.35	0.33	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.20		(0.23)	(0.62)	0.01	0.03	0.49
Total from investment operations	0.37		0.14	(0.27)	0.34	0.39	0.87
Less distributions
From net investment income	(0.20)		(0.36)	(0.37)	(0.32)	(0.36)	(0.38)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.20)		(0.36)	(0.39)	(0.34)	(0.44)	(0.50)
Net asset value, end of period	$8.69		$8.52	$8.74	$9.40	$9.40	$9.45
Total return (%)[3,4]	4.34	[5]	1.80	(2.89)	3.66	4.18	9.80
Ratios and supplemental data
Net assets, end of period (in millions)	$142		$141	$190	$270	$251	$178
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.86	1.84	1.86	1.89	1.95
Expenses including reductions	1.86	[6]	1.84	1.83	1.85	1.89	1.95
Net investment income	3.94	[6]	4.45	3.91	3.47	3.85	4.11
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       29

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.48		$8.70	$9.36	$9.36	$9.40	$9.04
Net investment income[2]	0.21		0.45	0.44	0.42	0.46	0.48
Net realized and unrealized gain (loss) on investments	0.20		(0.23)	(0.62)	0.01	0.04	0.48
Total from investment operations	0.41		0.22	(0.18)	0.43	0.50	0.96
Less distributions
From net investment income	(0.24)		(0.44)	(0.46)	(0.41)	(0.46)	(0.48)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.24)		(0.44)	(0.48)	(0.43)	(0.54)	(0.60)
Net asset value, end of period	$8.65		$8.48	$8.70	$9.36	$9.36	$9.40
Total return (%)[3]	4.87	[4]	2.82	(1.94)	4.72	5.41	10.91
Ratios and supplemental data
Net assets, end of period (in millions)	$184		$158	$226	$494	$376	$203
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[5]	0.84	0.83	0.84	0.83	0.86
Expenses including reductions	0.85	[5]	0.83	0.82	0.83	0.82	0.85
Net investment income	4.93	[5]	5.45	4.90	4.49	4.90	5.21
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       30

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$8.48		$8.71	$9.36	$9.37	$9.41	$9.05
Net investment income[3]	0.21		0.45	0.45	0.43	0.43	0.51
Net realized and unrealized gain (loss) on investments	0.20		(0.23)	(0.61)	—	0.07	0.45
Total from investment operations	0.41		0.22	(0.16)	0.43	0.50	0.96
Less distributions
From net investment income	(0.24)		(0.45)	(0.47)	(0.42)	(0.46)	(0.48)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.24)		(0.45)	(0.49)	(0.44)	(0.54)	(0.60)
Net asset value, end of period	$8.65		$8.48	$8.71	$9.36	$9.37	$9.41
Total return (%)[4]	4.92	[5]	2.82	(1.72)	4.63	5.45	10.95
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	$24	$23	$18	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[7]	0.75	0.76	0.90	1.17	1.58
Expenses including reductions	0.74	[7]	0.72	0.71	0.81	0.81	0.81
Net investment income	5.02	[7]	5.38	5.04	4.52	4.82	5.50
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       31

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.47		$8.70	$9.35	$9.35	$9.40	$9.04
Net investment income[2]	0.21		0.46	0.45	0.43	0.46	0.48
Net realized and unrealized gain (loss) on investments	0.20		(0.24)	(0.61)	0.01	0.04	0.49
Total from investment operations	0.41		0.22	(0.16)	0.44	0.50	0.97
Less distributions
From net investment income	(0.24)		(0.45)	(0.47)	(0.42)	(0.47)	(0.49)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.24)		(0.45)	(0.49)	(0.44)	(0.55)	(0.61)
Net asset value, end of period	$8.64		$8.47	$8.70	$9.35	$9.35	$9.40
Total return (%)[3]	4.90	[4]	2.76	(1.76)	4.81	5.38	11.01
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$23	$26	$28	$13	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	[5]	0.78	0.76	0.75	0.76	0.77
Expenses including reductions	0.79	[5]	0.77	0.75	0.75	0.75	0.77
Net investment income	5.01	[5]	5.54	4.99	4.58	4.93	5.25
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       32

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$8.48		$8.71	$9.36	$9.37	$9.41	$9.05
Net investment income[2]	0.22		0.46	0.46	0.44	0.48	0.49
Net realized and unrealized gain (loss) on investments	0.19		(0.24)	(0.62)	—	0.03	0.48
Total from investment operations	0.41		0.22	(0.16)	0.44	0.51	0.97
Less distributions
From net investment income	(0.24)		(0.45)	(0.47)	(0.43)	(0.47)	(0.49)
From net realized gain	—		—	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.24)		(0.45)	(0.49)	(0.45)	(0.55)	(0.61)
Net asset value, end of period	$8.65		$8.48	$8.71	$9.36	$9.37	$9.41
Total return (%)[3]	4.93	[4]	2.82	(1.71)	4.75	5.54	11.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,406		$1,518	$2,200	$2,513	$2,244	$1,929
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[5]	0.73	0.71	0.70	0.71	0.71
Expenses including reductions	0.74	[5]	0.72	0.70	0.70	0.70	0.71
Net investment income	5.06	[5]	5.55	5.04	4.64	5.06	5.34
Portfolio turnover (%)	25		35	40	52	65	59

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       34

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$1,649,143,404	—	$1,649,143,404	—
Corporate bonds	187,834,947	—	187,834,947	—
Convertible bonds	274,241	—	274,241	—
Collateralized mortgage obligations	10,363,294	—	10,363,294	—
Common stocks	43,881,611	$26,474,111	17,185,164	$222,336
Escrow certificates	881	—	—	881
Rights	734,787	—	—	734,787
Warrants	497,329	497,329	—	—
Securities lending collateral	6,862,385	6,862,385	—	—
Short-term investments	81,052,586	81,052,586	—	—
Total investments in securities	$1,980,645,465	$114,886,411	$1,864,801,050	$958,004

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       35

understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned corporate bonds valued at $6,664,845 and received $6,859,870 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. The fund can borrow up to an aggregate commitment amount of $400 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $193,842.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       36

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryfoward of $35,070,669 and a long-term capital loss carryforward of $119,010,993 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets: (b) 0.675% of the next $0.90 billion of the fund's average daily net assets: (c) 0.650% of the next $1.50 billion of the fund's average daily net assets: and (d) 0.600% of the fund's average daily net assets in excess of $3.50 billion. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       37

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceeded 0.00% of average net assets.

Prior to January 1, 2017, the Advisor had voluntarily agreed to reduce its management fee by 0.02% of the fund's average daily net assets.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$17,351	Class R6	$29
Class B	1,849	Class 1	2,592
Class C	14,683	Class NAV	151,745
Class I	15,832	Total	$204,081

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017, were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.30%	Class C	1.00%
Class B	1.00%	Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,133 for the six months ended February 28, 2017. Of this amount, $9,068 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $35,664 was paid as sales commissions to broker-dealers and $401 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50%

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       38

sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $6,505, $13,090 and $3,151 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$247,037	$101,470
Class B	87,404	10,770
Class C	698,133	86,021
Class I	—	85,696
Class R6	—	16
Class 1	6,236	—
Total	$1,038,810	$283,973

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,863,274	$41,715,172	3,955,777	$32,977,648
Distributions reinvested	486,614	4,178,730	1,151,978	9,547,653
Repurchased	(7,807,328)	(67,247,408)	(16,299,519)	(135,729,933)
Net decrease	(2,457,440)	($21,353,506)	(11,191,764)	($93,204,632)
Class B shares
Sold	81,268	$696,290	87,217	$719,641
Distributions reinvested	39,842	342,253	91,635	759,067
Repurchased	(259,428)	(2,225,530)	(804,378)	(6,655,642)
Net decrease	(138,318)	($1,186,987)	(625,526)	($5,176,934)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       39

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,749,962	$15,100,792	1,199,053	$10,069,781
Distributions reinvested	328,159	2,830,320	706,786	5,880,467
Repurchased	(2,302,653)	(19,845,995)	(7,097,979)	(59,013,084)
Net decrease	(224,532)	($1,914,883)	(5,192,140)	($43,062,836)
Class I shares
Sold	11,102,472	$95,477,538	9,959,631	$83,001,276
Distributions reinvested	463,444	3,979,591	954,873	7,924,179
Repurchased	(8,967,970)	(76,713,196)	(18,235,848)	(151,181,563)
Net increase (decrease)	2,597,946	$22,743,933	(7,321,344)	($60,256,108)
Class R6 shares
Sold	7,794	$66,554	215,654	$1,762,020
Distributions reinvested	658	5,657	133,081	1,098,005
Repurchased	(499)	(4,293)	(3,067,034)	(25,914,956)
Net increase (decrease)	7,953	$67,918	(2,718,299)	($23,054,931)
Class 1 shares
Sold	645,038	$5,531,163	462,568	$3,840,787
Distributions reinvested	82,591	708,577	153,618	1,271,405
Repurchased	(270,306)	(2,314,475)	(835,935)	(6,901,972)
Net increase (decrease)	457,323	$3,925,265	(219,749)	($1,789,780)
Class NAV shares
Sold	1,778,787	$15,344,412	1,357,949	$11,421,932
Distributions reinvested	4,746,280	40,752,186	12,186,916	100,869,232
Repurchased	(23,022,502)	(196,796,387)	(87,237,473)	(720,144,188)
Net decrease	(16,497,435)	($140,699,789)	(73,692,608)	($607,853,024)
Total net decrease	(16,254,503)	($138,418,049)	(100,961,430)	($834,398,245)

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $485,855,584 and $608,195,143, respectively, for the six months ended February 28, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets is economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       40

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 73.1% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	28.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.7%

Note 9 — Other matters

In or around May 2015, certain John Hancock Funds, including Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the "Motors Trust"). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the "Term Loan") and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the Floating Rate Income Fund is approximately $5.4 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the "Joint Defense Group"), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. ("JPMorgan") related to JPMorgan's actions as administrative agent of the Term Loan.

The Joint Defense Group is currently preparing for a forthcoming trial on the value of the remaining collateral, which will commence on April 24, 2017. The trial will focus on 40 representative assets (the "Representative Assets"), and address, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders' remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. After a decision on the Representative Assets is reached, the parties anticipate engaging in mediation to try and extrapolate the Bankruptcy Court's decision to each asset that may constitutes the Term Loan Lenders' remaining collateral. With respect to the Hancock Funds' cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation following the Representative Assets' trial concludes.

The fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the Floating Rate Income Fund, or if the Floating Rate Income Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the Floating Rate Income's net asset value.

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355079	328SA 2/17 4/17

John Hancock

Global Equity Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

After several episodes of volatility in the first half of 2016, international equity indexes exhibited mostly positive momentum in recent months as economic trends improved overseas, especially in Europe. Despite an initial pullback following the November 2016 election of U.S. President Donald Trump, most international stocks rallied in January and February 2017, following closely on the heels of U.S. equity indexes' postelection gains.

Yet there are still challenges at hand. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
26	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global stocks rallied

Global equity markets posted strong returns as the surprising outcome of the U.S. presidential election led to optimism about a robust global economic recovery.

The fund advanced but trailed its benchmark

The fund delivered a solid return for the period but lagged the performance of its benchmark, the MSCI World Index.

Stock selection detracted

Security selection in the consumer-oriented sectors detracted the most from relative results.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

Can you provide an overview of global stock market performance over the six months ended February 28, 2017?

Global equity markets rallied despite a modest overall level of global economic growth and relatively flat corporate earnings. The primary catalyst was the unexpected outcome of the U.S. presidential election in November, as global financial markets appeared to embrace the potential for lower taxes, decreased regulation, and increased fiscal spending. The U.S. Federal Reserve met in December and raised short-term interest rates for the first time in a year, while the European Central Bank (ECB) extended its quantitative easing program for another year. Commodity prices rebounded, led by a sharp increase in the price of oil after OPEC agreed to reduce supply.

For the six-month period, the fund's benchmark, the MSCI World Index, returned 8.03%. The index's advance was driven primarily by economically sensitive sectors of the market, including financials, information technology, and materials. In contrast, income-oriented sectors, such as real estate and telecommunication services, declined during the period.

On a regional basis, U.S. stocks were the best performers, gaining more than 10% for the reporting period. Stock markets in the Asia-Pacific region also posted solid gains, while European stocks lagged.

How did the fund perform in this environment?

The fund posted a solidly positive return for the period, but trailed the performance of its benchmark. Our bottom-up investment process seeks to identify individual companies with a combination of strong management teams, sustainable cash flows, and attractive valuations. As a result, much of the fund's performance is derived from individual stock selection. On balance, stock selection detracted from performance compared with the benchmark, particularly in the consumer staples and consumer discretionary sectors.

Can you give us some examples of individual stocks that detracted from the fund's performance?

Several of the most significant individual detractors came from the consumer staples sector. One was tobacco producer Japan Tobacco, Inc., which reported lower overseas earnings as a result of weaker sales momentum and a stronger Japanese yen. Dutch grocery chain Koninklijke Ahold Delhaize NV declined as food price deflation weighed on the stock. Swiss food producer Nestle SA

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

"On balance, stock selection detracted from performance compared with the benchmark, particularly in the consumer staples and consumer discretionary sectors."
and Dutch beverage maker Heineken NV were also meaningful detractors in the consumer staples sector.

Another noteworthy detractor was Luxembourg-based communications satellite operator SES SA. The stock fell in response to investor concerns over the impact of foreign currency exchange and potential customer utilization changes on the company's earnings.

What holdings aided fund performance relative to the benchmark?

The fund's holdings in the financials sector outperformed, as they benefited from economic optimism and rising interest rates. This was especially true for the fund's holdings in the banking industry, where higher interest rates generally lead to improved net interest margins. Leading contributors in this segment included The PNC Financial Services Group, Inc. and Huntington Bancshares, Inc.

Outside of the financials sector, the top contributor was consumer electronics maker Apple, Inc. The company reported better-than-expected earnings thanks to strong sales of its latest version of the iPhone, as well as robust growth in its services business.

What changes did you make to the portfolio over the past six months?

We added two new holdings to the portfolio during the reporting period—asset manager Affiliated Managers Group, Inc. (AMG) and automotive parts provider Advance Auto Parts, Inc. AMG's unique and diverse boutique investment strategies have demonstrably better growth than the overall market and performance prospects that we believe will drive improved inflows and returns. We purchased Advance Auto Parts for its potential turnaround in the aftermarket auto parts industry.

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Wells Fargo & Company	4.5
Oracle Corp.	4.0
Koninklijke Ahold Delhaize NV	3.4
Amcor, Ltd.	3.3
Chubb, Ltd.	3.3
Heineken NV	3.2
Roche Holding AG	3.1
Japan Tobacco, Inc.	3.1
Nestle SA	3.0
Koninklijke Philips NV	2.6
TOTAL	33.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

"Despite the recent rally in global equity markets, the global challenges of deflation risk, excess debt, and political uncertainty remain in place."

We also sold two positions during the period—power management company Eaton Corp. PLC and textbook publisher Pearson PLC. Eaton was sold after it reached our estimate of intrinsic value, while we eliminated Pearson as continued weakness in U.S. college textbook sales—resulting from more students opting to rent or buy used books—put the stock's dividend at risk.

How was the fund positioned at the end of the reporting period?

The fund's sector weightings are based on individual stock selection, so these weightings can vary substantially from those of the benchmark index. As of the end of the reporting period, the fund held overweight positions in the consumer staples, industrials, and financials sectors, while its largest underweight positions were in the information technology, utilities, and consumer discretionary sectors.

Despite the recent rally in global equity markets, the global challenges of deflation risk, excess debt, and political uncertainty remain in place. The Brexit vote and U.S. presidential election results surprised equity markets in 2016, and there could be more uncertainty in 2017 as the Netherlands, France, and Germany go to the polls.

The results of the U.S. election sparked volatility across asset classes, and the impact of a Trump administration is likely to remain uncertain until actual long-term policy implications take shape. Clearly, however, the markets have embraced the potential of factors such as lower taxes, reduced regulation, and increased fiscal spending.

Europe remains focused on the continued wave of populism and the implications for the political establishment. There are calls for more fiscal spending, but the balancing act will be how to do so

TOP 10 COUNTRIES AS OF 2/28/17 (%)

United States	44.8
Netherlands	12.6
Switzerland	11.8
Japan	8.1
France	4.7
United Kingdom	4.5
Australia	3.3
Ireland	2.0
Taiwan	1.8
Germany	1.6
TOTAL	95.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

within debt constraints. Monetary policy in the eurozone is likely to remain accommodative as the ECB's fight against European deflation continues.

The Japanese market, a beneficiary of economic recovery, has reacted well to the events in the U.S. and the recent weakness in the yen. Efforts by the Bank of Japan to keep longer-term bond yields low should be positive for equity market performance, though it would also likely lead to further weakness in the yen.

We feel obliged to point out that, on average, U.S. and European companies have returned to pre-2008 debt levels, stretching debt-adjusted valuation metrics to multi-year highs based on hopes for an economic recovery. We remain wary of excess debt and will continue to focus on companies with what we believe to be sustainable cash flow streams. We will also maintain an emphasis on quality and valuation to uncover opportunities that we believe have both upside potential and attractive valuations.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	11.19	5.41	0.42	22.10
Class C2	15.14	6.45	4.29	26.75
Class I3	17.27	7.14	5.82	29.89
Class R2[2,3]	17.20	6.88	5.75	28.72
Class R4[2,3]	17.23	6.96	5.77	29.06
Class R6[2,3]	17.54	7.06	5.94	29.53
Class NAV[3]	17.54	7.29	5.94	30.56
Index†	21.97	7.92	8.03	33.53

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.36	2.06	1.05	1.45	1.30	0.95	0.93
Net (%)	1.31	2.02	1.01	1.41	1.16	0.91	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	12,675	12,675	13,353
Class I3	5-16-13	12,989	12,989	13,353
Class R2[2,3]	5-16-13	12,872	12,872	13,353
Class R4[2,3]	5-16-13	12,906	12,906	13,353
Class R6[2,3]	5-16-13	12,953	12,953	13,353
Class NAV[3]	5-16-13	13,056	13,056	13,353

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are that of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,057.00	$6.48	1.27%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.36	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,052.90	10.03	1.97%
	Hypothetical example for comparison purposes	1,000.00	1,015.00	9.84	1.97%
Class I	Actual expenses/actual returns	1,000.00	1,058.20	4.90	0.96%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.81	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,057.50	6.17	1.21%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.06	1.21%
Class R4	Actual expenses/actual returns	1,000.00	1,057.70	5.20	1.02%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.11	1.02%
Class R6	Actual expenses/actual returns	1,000.00	1,059.40	4.39	0.86%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.31	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,059.40	4.34	0.85%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.26	0.85%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 98.6%		$826,082,575
(Cost $763,674,638)
Australia 3.3%		27,563,535
Amcor, Ltd.	2,560,898	27,563,535
France 4.7%		39,383,697
Safran SA	120,626	8,588,335
Sanofi	120,741	10,414,892
TOTAL SA	408,459	20,380,470
Germany 1.6%		13,439,582
Deutsche Boerse AG	156,785	13,439,582
Hong Kong 1.5%		12,829,719
CK Hutchison Holdings, Ltd.	1,038,706	12,829,719
Ireland 2.0%		16,687,559
Experian PLC	842,381	16,687,559
Japan 8.1%		68,262,041
Bridgestone Corp.	225,700	9,006,648
Canon, Inc.	305,400	8,907,151
Honda Motor Company, Ltd.	277,349	8,591,539
Japan Tobacco, Inc.	766,200	25,633,398
Mitsubishi Estate Company, Ltd.	827,000	16,123,305
Luxembourg 1.0%		8,554,814
SES SA	418,933	8,554,814
Netherlands 12.6%		105,580,906
Akzo Nobel NV	149,085	9,995,548
Heineken NV	321,376	26,541,628
Koninklijke Ahold Delhaize NV	1,336,887	28,458,473
Koninklijke Philips NV	719,427	21,798,520
Wolters Kluwer NV	458,364	18,786,737
Singapore 0.9%		7,346,082
ComfortDelGro Corp., Ltd.	4,175,517	7,346,082
Switzerland 11.8%		99,180,402
Chubb, Ltd.	197,526	27,292,167
Nestle SA	337,605	24,914,634
Novartis AG	270,280	21,106,760
Roche Holding AG (L)	106,271	25,866,841
Taiwan 1.8%		14,911,650
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	473,837	14,911,650

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       12

			Shares	Value
United Kingdom 4.5%				$37,394,059
	Aon PLC		74,447	8,609,796
	British American Tobacco PLC		200,230	12,647,424
	HSBC Holdings PLC		2,009,050	16,136,839
United States 44.8%				374,948,529
	Advance Auto Parts, Inc.		101,149	15,840,945
	Affiliated Managers Group, Inc.		74,946	12,585,682
	Apple, Inc.		139,551	19,117,091
	Arthur J. Gallagher & Company		152,373	8,677,642
	Baxter International, Inc.		165,425	8,423,441
	Exxon Mobil Corp.		246,616	20,054,813
	Honeywell International, Inc.		169,067	21,048,842
	Huntington Bancshares, Inc.		887,606	12,550,749
	Johnson & Johnson		170,898	20,885,445
	JPMorgan Chase & Co.		143,236	12,980,046
	Macy's, Inc.		216,969	7,207,710
	Microsoft Corp.		325,900	20,851,082
	Mondelez International, Inc., Class A		185,988	8,168,593
	Oracle Corp.		785,465	33,452,954
	Philip Morris International, Inc.		135,017	14,764,109
	Ralph Lauren Corp.		76,938	6,103,492
	Samsonite International SA		3,253,800	9,886,932
	The PNC Financial Services Group, Inc.		164,462	20,924,500
	The Procter & Gamble Company		187,111	17,040,199
	United Technologies Corp.		151,571	17,059,316
	Verizon Communications, Inc.		302,547	15,015,408
	Wells Fargo & Company		645,960	37,388,165
	Whirlpool Corp.		83,551	14,921,373
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$254,249
(Cost $254,236)
John Hancock Collateral Trust (W)	0.8372(Y	)	25,407	254,249
Short-term investments 0.3%				$2,305,781
(Cost $2,305,781)
Money market funds 0.3%				2,305,781
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.3900(Y	)	2,305,781	2,305,781
Total investments (Cost $766,234,655)† 98.9%				$828,642,605
Other assets and liabilities, net 1.1%				$9,214,221
Total net assets 100.0%				$837,856,826

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $773,208,487. Net unrealized appreciation aggregated to $55,434,118, of which $68,169,559 related to appreciated investment securities and $12,735,441 related to depreciated investment securities.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	21,152,094	EUR	20,000,000	Goldman Sachs	3/15/2017	—	($49,653)	($49,653)
USD	53,352,316	EUR	49,919,549	JPMorgan Chase	3/15/2017	$433,234	—	433,234
USD	18,594,947	JPY	2,129,437,569	Goldman Sachs	3/15/2017	—	(371,038)	(371,038)
						$433,234	($420,691)	$12,543

Derivatives currency abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $765,980,419) including $241,955 of securities loaned	$828,388,356
Affiliated investments, at value (Cost $254,236)	254,249
Total investments, at value (Cost $766,234,655)	828,642,605
Foreign currency, at value (Cost $54,737)	54,740
Cash collateral for derivative contracts	300,000
Receivable for investments sold	9,570,605
Receivable for fund shares sold	115,358
Unrealized appreciation on forward foreign currency contracts	433,234
Dividends and interest receivable	3,201,928
Other receivables and prepaid expenses	63,789
Total assets	842,382,259
Liabilities
Payable for investments purchased	1,992,998
Unrealized depreciation on forward foreign currency contracts	420,691
Payable for fund shares repurchased	1,724,549
Payable upon return of securities loaned	254,100
Payable to affiliates
Accounting and legal services fees	30,759
Transfer agent fees	8,187
Distribution and service fees	43
Trustees' fees	273
Other liabilities and accrued expenses	93,833
Total liabilities	4,525,433
Net assets	$837,856,826
Net assets consist of
Paid-in capital	$974,756,583
Accumulated distributions in excess of net investment income	(927,508)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(198,408,983)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	62,436,734
Net assets	$837,856,826

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($47,076,380 ÷ 4,134,871 shares)[1]	$11.39
Class C ($17,259,786 ÷ 1,515,355 shares)[1]	$11.39
Class I ($24,119,998 ÷ 2,118,066 shares)	$11.39
Class R2 ($382,452 ÷ 33,524 shares)	$11.41
Class R4 ($105,880 ÷ 9,302 shares)	$11.38
Class R6 ($2,473,495 ÷ 217,388 shares)	$11.38
Class NAV ($746,438,835 ÷ 65,619,680 shares)	$11.38
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.99

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       16

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$8,208,647
Securities lending	98,798
Interest	11,782
Less foreign taxes withheld	(261,769)
Total investment income	8,057,458
Expenses
Investment management fees	3,313,814
Distribution and service fees	166,129
Accounting and legal services fees	60,303
Transfer agent fees	53,640
Trustees' fees	4,188
State registration fees	34,742
Printing and postage	3,051
Professional fees	41,567
Custodian fees	91,875
Other	9,257
Total expenses	3,778,566
Less expense reductions	(31,638)
Net expenses	3,746,928
Net investment income	4,310,530
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	21,274,551
Affiliated investments	(1,656)
21,272,895
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,890,028
Affiliated investments	13
21,890,041
Net realized and unrealized gain	43,162,936
Increase in net assets from operations	$47,473,466

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,310,530	$13,868,086
Net realized gain (loss)	21,272,895	(7,095,054)
Change in net unrealized appreciation (depreciation)	21,890,041	48,363,850
Increase in net assets resulting from operations	47,473,466	55,136,882
Distributions to shareholders
From net investment income
Class A	(796,391)	(963,564)
Class C	(146,404)	(183,253)
Class I	(365,709)	(444,813)
Class R2	(5,652)	(4,163)
Class R4	(1,801)	(1,814)
Class R6	(35,903)	(4,042)
Class NAV	(14,223,859)	(10,642,776)
Total distributions	(15,575,719)	(12,244,425)
From fund share transactions	(49,773,729)	225,245,182
Total increase (decrease)	(17,875,982)	268,137,639
Net assets
Beginning of period	855,732,808	587,595,169
End of period	$837,856,826	$855,732,808
Undistributed (accumulated distributions in excess of) net investment income	($927,508)	$10,337,681

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       18

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.94		$10.24	$11.66	$9.94		$10.00
Net investment income[3]	0.04		0.19	0.19	0.26	[4]	0.04
Net realized and unrealized gain (loss) on investments	0.58		0.68	(0.74)	1.57		(0.10)
Total from investment operations	0.62		0.87	(0.55)	1.83		(0.06)
Less distributions
From net investment income	(0.17)		(0.17)	(0.24)	(0.06)		—
From net realized gain	—		—	(0.63)	(0.05)		—
Total distributions	(0.17)		(0.17)	(0.87)	(0.11)		—
Net asset value, end of period	$11.39		$10.94	$10.24	$11.66		$9.94
Total return (%)[5,6]	5.70	[7]	8.59	(4.95)	18.52		(0.60	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$47		$56	$70	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[9]	1.36	1.36	1.37		1.48	[9]
Expenses including reductions	1.27	[9]	1.35	1.32	1.34		1.24	[9]
Net investment income	0.65	[9]	1.86	1.69	2.36	[4]	1.35	[9]
Portfolio turnover (%)	22		35	45 [10]	70		8

1	Six months ended 2-28-17. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       19

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.91		$10.21	$10.75
Net investment income[3]	—	[4]	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.57		0.67	(0.58)
Total from investment operations	0.57		0.79	(0.54)
Less distributions
From net investment income	(0.09)		(0.09)	—
Net asset value, end of period	$11.39		$10.91	$10.21
Total return (%)[5,6]	5.29	[7]	7.82	(5.02	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	[8]	2.06	2.03	[8]
Expenses including reductions	1.97	[8]	2.05	2.02	[8]
Net investment income (loss)	(0.03	) [8]	1.17	0.94	[8]
Portfolio turnover (%)	22		35	45	[9,10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
10	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       20

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.96		$10.26	$11.70	$9.95	$10.00
Net investment income[3]	0.06		0.23	0.22	0.31 [4]	0.08
Net realized and unrealized gain (loss) on investments	0.57		0.67	(0.75)	1.56	(0.13)
Total from investment operations	0.63		0.90	(0.53)	1.87	(0.05)
Less distributions
From net investment income	(0.20)		(0.20)	(0.28)	(0.07)	—
From net realized gain	—		—	(0.63)	(0.05)	—
Total distributions	(0.20)		(0.20)	(0.91)	(0.12)	—
Net asset value, end of period	$11.39		$10.96	$10.26	$11.70	$9.95
Total return (%)[5]	5.82	[6]	8.93	(4.79)	18.95	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$17	$18	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	[7]	1.05	1.07	1.05	1.13	[7]
Expenses including reductions	0.96	[7]	1.04	1.06	1.05	1.12	[7]
Net investment income	1.04	[7]	2.22	1.96	2.79 [4]	3.06	[7]
Portfolio turnover (%)	22		35	45 [8]	70	8

1	Six months ended 2-28-17. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       21

Class R2 Shares Period ended	2-28-17	[1]	8-31-16		8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.96		$10.25		$10.75
Net investment income[3]	0.04		0.20		0.09
Net realized and unrealized gain (loss) on investments	0.58		0.67		(0.59)
Total from investment operations	0.62		0.87		(0.50)
Less distributions
From net investment income	(0.17)		(0.16)		—
Net asset value, end of period	$11.41		$10.96		$10.25
Total return (%)[4]	5.75	[5]	8.59		(4.65	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.29		1.18	[7]
Expenses including reductions	1.21	[7]	1.28		1.17	[7]
Net investment income	0.74	[7]	1.97		1.87	[7]
Portfolio turnover (%)	22		35		45	[8,9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       22

Class R4 Shares Period ended	2-28-17	[1]	8-31-16		8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.95		$10.25		$10.75
Net investment income[3]	0.05		0.22		0.10
Net realized and unrealized gain (loss) on investments	0.57		0.67		(0.60)
Total from investment operations	0.62		0.89		(0.50)
Less distributions
From net investment income	(0.19)		(0.19)		—
Net asset value, end of period	$11.38		$10.95		$10.25
Total return (%)[4]	5.77	[5]	8.86		(4.65	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[7]	1.20		1.18	[7]
Expenses including reductions	1.02	[7]	1.09		1.07	[7]
Net investment income	0.93	[7]	2.16		2.01	[7]
Portfolio turnover (%)	22		35		45	[8,9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       23

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.95		$10.26	$10.75
Net investment income[3]	0.06		0.27	0.10
Net realized and unrealized gain (loss) on investments	0.58		0.64	(0.59)
Total from investment operations	0.64		0.91	(0.49)
Less distributions
From net investment income	(0.21)		(0.22)	—
Net asset value, end of period	$11.38		$10.95	$10.26
Total return (%)[4]	5.94	[5]	8.97	(4.56	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[7]	0.95	0.93	[7]
Expenses including reductions	0.86	[7]	0.93	0.91	[7]
Net investment income	1.13	[7]	2.52	2.15	[7]
Portfolio turnover (%)	22		35	45	[8,9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       24

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.95		$10.26	$11.70	$9.95	$10.00
Net investment income[3]	0.06		0.24	0.22	0.31 [4]	0.05
Net realized and unrealized gain (loss) on investments	0.58		0.67	(0.72)	1.57	(0.10)
Total from investment operations	0.64		0.91	(0.50)	1.88	(0.05)
Less distributions
From net investment income	(0.21)		(0.22)	(0.31)	(0.08)	—
From net realized gain	—		—	(0.63)	(0.05)	—
Total distributions	(0.21)		(0.22)	(0.94)	(0.13)	—
Net asset value, end of period	$11.38		$10.95	$10.26	$11.70	$9.95
Total return (%)[5]	5.94	[6]	8.97	(4.54)	19.06	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$746		$762	$478	$482	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[7]	0.93	0.91	0.93	1.03	[7]
Expenses including reductions	0.85	[7]	0.93	0.91	0.93	1.02	[7]
Net investment income	1.09	[7]	2.31	1.99	2.76 [4]	1.59	[7]
Portfolio turnover (%)	22		35	45 [8]	70	8

1	Six months ended 2-28-17. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       26

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$27,563,535	—	$27,563,535	—
France	39,383,697	—	39,383,697	—
Germany	13,439,582	—	13,439,582	—
Hong Kong	12,829,719	—	12,829,719	—
Ireland	16,687,559	—	16,687,559	—
Japan	68,262,041	—	68,262,041	—
Luxembourg	8,554,814	—	8,554,814	—
Netherlands	105,580,906	—	105,580,906	—
Singapore	7,346,082	—	7,346,082	—
Switzerland	99,180,402	$27,292,167	71,888,235	—
Taiwan	14,911,650	14,911,650	—	—
United Kingdom	37,394,059	8,609,796	28,784,263	—
United States	374,948,529	365,061,597	9,886,932	—
Securities lending collateral	254,249	254,249	—	—
Short-term investments	2,305,781	2,305,781	—	—
Total investments in securities	$828,642,605	$418,435,240	$410,207,365	—
Other financial instruments:
Forward foreign currency contracts	$12,543	—	$12,543	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $241,955 and received $254,100 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2017 were $2,205.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       28

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryfoward of $23,559,099 and a long-term capital loss carryforward of $189,148,947 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $72.5 million to $93.1 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$433,234	($420,691)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Unaffiliated investments and foreign currency translations*
Foreign currency	Net realized gain (loss)	$4,770,877

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       30

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Unaffiliated investments and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	$248,787

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets, and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all net assets. Average net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to December 31, 2016, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the class expense waiver).

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For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$1,987	Class R4	$4
Class C	660	Class R6	173
Class I	712	Class NAV	28,039
Class R2	13	Total	$31,638

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $50 for Class R4 shares for the six months ended February 28, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,564 for the six months ended February 28, 2017. Of this amount, $2,970 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,858 was paid as sales commissions to broker-dealers and $736 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted $108 for Class C shares. There were no CDSC's received by the Distributor for Class A shares.

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Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$78,595	$32,288
Class C	86,800	10,696
Class I	—	10,468
Class R2	608	28
Class R4	126	8
Class R6	—	152
Total	$166,129	$53,640

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	173,642	$1,904,094	274,010	$2,830,730
Distributions reinvested	70,104	765,537	90,605	928,697
Repurchased	(1,210,017)	(13,395,291)	(2,069,862)	(21,057,400)
Net decrease	(966,271)	($10,725,660)	(1,705,247)	($17,297,973)
Class C shares
Sold	71,815	$783,971	149,786	$1,521,041
Distributions reinvested	12,263	134,153	16,040	164,736
Repurchased	(255,359)	(2,793,973)	(566,997)	(5,857,906)
Net decrease	(171,281)	($1,875,849)	(401,171)	($4,172,129)
Class I shares
Sold	957,003	$10,575,374	922,306	$9,255,261
Distributions reinvested	31,512	343,795	38,728	396,966
Repurchased	(437,961)	(4,817,757)	(1,133,634)	(11,737,015)
Net increase (decrease)	550,554	$6,101,412	(172,600)	($2,084,788)

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		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,492	$16,442	9,726	$102,575
Distributions reinvested	164	1,793	66	673
Repurchased	(24)	(265)	(10,492)	(107,304)
Net increase (decrease)	1,632	$17,970	(700)	($4,056)
Class R6 shares
Sold	44,649	$500,059	151,060	$1,599,523
Distributions reinvested	2,935	31,992	5	54
Repurchased	(1)	(8)	(6)	(63)
Net increase	47,583	$532,043	151,059	$1,599,514
Class NAV shares
Sold	1,212,067	$13,202,600	26,795,976	$286,584,100
Distributions reinvested	1,304,941	14,223,859	1,040,350	10,642,776
Repurchased	(6,488,993)	(71,250,104)	(4,865,438)	(50,022,262)
Net increase (decrease)	(3,971,985)	($43,823,645)	22,970,888	$247,204,614
Total net increase (decrease)	(4,509,768)	($49,773,729)	20,842,229	$225,245,182

There were no fund share transactions for Class R4 for the six months ended February 28, 2017 and the year ended August 31, 2016.

Affiliates of the fund owned 100% of shares of the fund of Class NAV, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $181,839,226 and $241,909,156, respectively, for the six months ended February 28, 2017.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 88.5% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliate concentration
JHF II Multimanager Lifestyle Growth Portfolio	26.7%
JHF II Multimanager Lifestyle Balanced Portfolio	26.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	8.5%
JHF II Multimanager Lifestyle Moderate Portfolio	8.4%

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355081	425SA 2/17 4/17

John Hancock

Income Allocation Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

In fixed income, yields jumped sharply higher postelection. In fact, yields on 10-year U.S. Treasuries climbed above 2.60% in March, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the challenges are more significant. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds and somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Mixed results for financial assets

While stocks, high-yield bonds, and term loans all gained ground during the period, rate-sensitive fixed-income investments finished in the red.

The fund outperformed its benchmark

Despite the weakness in core bonds, the fund finished with a positive absolute return and outpaced its blended benchmark thanks to its diversified approach.

Asset allocation was a positive for absolute returns

Positions in dividend-paying stocks and credit-sensitive segments of the bond market helped performance.

ASSET ALLOCATION AS OF 2/28/17 (%)

Equity	14.1
Large Blend	10.2
International Large Cap	3.9
Fixed income	69.7
Multi-Sector Bond	26.2
Intermediate Bond	22.3
High Yield Bond	9.8
Global Bond	7.3
Bank Loan	4.1
Alternative and specialty	2.0
Real Estate	2.0
Exchange-traded funds	10.5
Short-term investments and other	3.7

As a percentage of net assets.

A note about risks

The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of medium- and small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Because the portfolio may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a portfolio's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. For additional information on these and other risk considerations, please see the portfolio's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform over the six months ended February 28, 2017?

The major asset classes experienced widely divergent results in the period, ranging from robust gains for U.S. equities to negative returns for investment-grade bonds. Donald Trump's victory in the U.S. presidential election, together with the Republican sweep of Congress, was the key driver of this disparity. In the weeks following the election, investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation, fueling a gain of 10.01% for the S&P 500 Index for the six-month period. At the style level, value stocks outpaced their growth counterparts, while higher-dividend stocks generally lagged the overall market.

Improving investor sentiment, together with signs of stronger growth overseas, also contributed to positive returns for non-U.S. stocks; however, the gains were dampened considerably by significant weakness in foreign currencies relative to the U.S. dollar. As a result, the MSCI World Index—which is allocated to both U.S. domestic and international stocks—trailed the U.S. market despite its robust gain of 8.03%.

The U.S. election result had a much different impact on the bond market, as the prospect of accelerating growth raised the specter of a more aggressive interest-rate policy by the U.S. Federal Reserve. The prices of rate-sensitive securities, such as U.S. Treasuries and investment-grade corporate bonds, fell sharply in the weeks immediately following the November 8 vote, leading to a six-month loss of 2.19% for the Bloomberg Barclays U.S. Aggregate Bond Index. Emerging-market bonds also lost ground in November, resulting in a slightly negative return for the period; however,

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

"Our goal is to provide diversified exposure to income-producing asset classes and not to chase short-term performance trends in the financial markets."
domestic high-yield bonds produced a gain of 5.54% (as gauged by the BofA ML U.S. High Yield Master II Index).

How did the fund perform?

The fund's Class A shares gained 1.55% during the period (excluding sales charges). In comparison, its blended benchmark—which has allocations of 70% in the Bloomberg Barclays U.S. Aggregate Bond Index and 30% in the MSCI World Index—rose 0.80%. The fund is broadly diversified across multiple asset classes and investment strategies, including global fixed income, equities, real assets, and other yield-oriented assets. Our goal is to provide diversified exposure to income-producing asset classes and not to chase short-term performance trends in the financial markets.

What aspects of the fund's positioning had the largest impact on performance?

On the fixed-income side, the fund gained a significant benefit from its exposure to high-yield bonds and term loans. Both categories tend to be less sensitive to interest-rate moves than the bond market as a whole, and both generally benefit from stronger economic growth, rising commodity prices, and improving investor sentiment. As a result, they finished with robust positive returns and outpaced the return of the Bloomberg Barclays U.S. Aggregate Bond Index by a wide margin. The fund's allocation to emerging-market bonds, while negative on an absolute basis, contributed to relative performance given that the category outpaced domestic, investment-grade bonds. Positions in multi-sector bonds, which we achieved through investments in Strategic Income Opportunities Fund (JHAM) and Bond Fund (JHAM), also registered gains and made positive contributions to the fund's return. Allocations to global bonds and long-term issues finished in the red. Both categories have above-average interest-rate sensitivity, a headwind at a time of rising yields.

Given the strong gains for global equities, the fund's allocation to stock funds—which made up 14.1% of assets at the close of February—made a healthy contribution to absolute returns.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

"We continue to believe equities remain a more desirable asset class than bonds."
However, the fund's large underweight position in stocks relative to the benchmark offset some of the benefit. The types of dividend-paying stocks in which the fund is invested generally lagged the headline indexes. The fund also lost some relative performance from allocations to preferred stocks and global real estate investment trusts. Both categories have an above-average degree of interest-rate sensitivity, causing them to finish in negative territory despite the strength in the broader equity market.

How was the fund positioned at the end of the period?

We continue to pursue income opportunities across a range of asset classes, including global fixed-income and dividend-paying equity investments. At the same time, our approach draws on proprietary risk models to manage portfolio volatility. We allocated the fund's capital across global income-producing asset classes and investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise. Consistent with this long-term strategy, we made no major changes to the portfolio.

We continue to believe equities remain a more desirable asset class than bonds. U.S. stocks have defied consensus expectations and risen significantly since the presidential election, as investors adopted a glass-is-half-full view regarding potential Trump administration initiatives. While the rally has caused valuations to increase, this concern could be mitigated by stronger corporate earnings. We hold a moderately favorable view on the foreign markets, where central banks are keen to maintain strong policy accommodation and valuations appear more attractive than in the United States. However, headline risks—such as bank stress and slow economic growth—mute our enthusiasm somewhat.

We hold a less favorable outlook on global sovereign fixed income, given that interest rates have been artificially suppressed by central banks for so long. U.S. Treasury yields rose sharply in November, before leveling off a bit for the rest of the period. This mitigated some of our short-term valuation concerns, but our longer-term doubts remain in place. Improving global credit conditions

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       6

underpin our more favorable view regarding high-yield bonds and emerging-market debt, the latter of which is one of our highest-conviction ideas despite the potential for further U.S. dollar strength.

At the end of the period, the fund's largest positions included Bond Fund (JHAM), a core plus fixed-income approach, and Strategic Income Opportunities Fund (JHAM), which employs a multi-sector approach to the debt and foreign exchange markets. Global Shareholder Yield Fund (Epoch) and the large-cap U.S. equity fund Vanguard High Dividend Yield ETF represented the largest equity positions.

MANAGED BY

Robert M. Boyda On the fund since inception Investing since 1979
Marcelle Daher, CFA On the fund since inception Investing since 1999
Nathan W. Thooft, CFA On the fund since inception Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	6-month	Since inception[2]	as of 2-28-17	as of 2-28-17
Class A	6.05	1.00	-2.55	2.31	2.96	0.88
Class C	8.63	2.05	0.20	4.77	2.38	0.23
Class I3	10.70	3.12	1.59	7.30	3.39	1.22
Class R6[3]	10.94	3.27	1.75	7.67	3.46	1.31
Index 1†	21.97	5.63	8.03	13.37	—	—
Index 2†	1.42	2.14	-2.19	4.99	—	—
Index 3†	7.29	3.34	0.80	7.83	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	4.73	5.42	4.42	4.32
Net (%)	1.24	1.93	0.93	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	10,477	10,477	11,337	10,499	10,783
Class I3	11-14-14	10,730	10,730	11,337	10,499	10,783
Class R6[3]	11-14-14	10,767	10,767	11,337	10,499	10,783

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,015.50	$3.10	0.62%
	Hypothetical example for comparison purposes	1,000.00	1,021.70	3.11	0.62%
Class C	Actual expenses/actual returns	1,000.00	1,012.00	6.59	1.32%
	Hypothetical example for comparison purposes	1,000.00	1,018.19	6.61	1.32%
Class I	Actual expenses/actual returns	1,000.00	1,015.90	1.55	0.31%
	Hypothetical example for comparison purposes	1,000.00	1,023.30	1.56	0.31%
Class R6	Actual expenses/actual returns	1,000.00	1,017.50	1.05	0.21%
	Hypothetical example for comparison purposes	1,000.00	1,023.80	1.05	0.21%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by fund was 0.07%-0.98% for the period ended 2-28-17.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       11

Fund's investments

As of 2-28-17 (unaudited)
			Shares	Value
Affiliated investment companies (G) 85.8%				$8,042,015
(Cost $7,964,547)
Equity 14.1%				1,325,206
	Global Equity, Class NAV (JHAM) (A)(1)		32,212	366,569
	Global Shareholder Yield, Class NAV (Epoch)		88,599	958,637
Fixed income 69.7%				6,533,823
	Bond, Class NAV (JHAM) (A)(1)		132,275	2,092,592
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		58,000	547,516
	Floating Rate Income, Class NAV (WAMCO)		44,702	386,675
	Global Bond, Class NAV (PIMCO)		11,417	137,121
	Global Income, Class NAV (Stone Harbor)		19,231	182,311
	High Yield, Class NAV (JHAM) (A)(1)*		77,537	273,707
	High Yield, Class NAV (WAMCO)		44,117	364,848
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		32,913	318,602
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		182,986	1,956,120
	U.S. High Yield Bond, Class NAV (Wells Capital)		24,106	274,331
Alternative and specialty 2.0%				182,986
	Global Real Estate, Class NAV (Deutsche)		19,592	182,986
Unaffiliated investment companies 10.5%				$982,693
(Cost $920,927)
Exchange-traded funds 10.5%				982,693
	iShares U.S. Preferred Stock ETF		4,718	182,587
	SPDR S&P International Dividend ETF		6,038	225,580
	Vanguard Extended Duration Treasury ETF		606	68,448
	Vanguard High Dividend Yield ETF		6,451	506,078
	Yield (%)		Shares	Value
Short-term investments 0.8%				$74,629
(Cost $74,629)
Money market funds 0.8%				74,629
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4629(Y	)	74,629	74,629
Total investments (Cost $8,960,103)† 97.1%				$9,099,337
Other assets and liabilities, net 2.9%				$271,103
Total net assets 100.0%				$9,370,440

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       12

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $9,084,682. Net unrealized appreciation aggregated to $14,655, of which $24,967 related to appreciated investment securities and $10,312 related to depreciated investment securities.

Affiliated Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Investments in unaffiliated funds, at value (Cost $995,556)	$1,057,322
Investments in affiliated funds, at value (Cost $7,964,547)	8,042,015
Total investments, at value (Cost $8,960,103)	9,099,337
Cash	242,323
Receivable for fund shares sold	66,508
Dividends and interest receivable	16,300
Receivable due from advisor	739
Other receivables and prepaid expenses	43,068
Total assets	9,468,275
Liabilities
Payable for investments purchased	45,977
Payable for fund shares repurchased	12,005
Payable to affiliates
Accounting and legal services fees	341
Transfer agent fees	798
Trustees' fees	82
Other liabilities and accrued expenses	38,632
Total liabilities	97,835
Net assets	$9,370,440
Net assets consist of
Paid-in capital	$13,589,327
Undistributed net investment income	2,182
Accumulated net realized gain (loss) on investments	(4,364,306)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	143,237
Net assets	$9,370,440

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($4,151,499 ÷ 427,669 shares)[1]	$9.71
Class C ($1,797,151 ÷ 185,698 shares)[1]	$9.68
Class I ($2,874,759 ÷ 295,952 shares)	$9.71
Class R6 ($547,031 ÷ 56,298 shares)	$9.72
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.11

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       14

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Income distributions received from affiliated funds	$143,342
Dividends	18,121
Interest	129
Total investment income	161,592
Expenses
Investment management fees	14,887
Distribution and service fees	12,756
Accounting and legal services fees	620
Transfer agent fees	4,684
Trustees' fees	398
State registration fees	28,212
Printing and postage	3,640
Professional fees	36,134
Custodian fees	5,538
Other	3,562
Total expenses	110,431
Less expense reductions	(84,685)
Net expenses	25,746
Net investment income	135,846
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated funds	6,161
Affiliated funds	(17,091)
Capital gain distributions received from affiliated funds	1,919
Capital gain distributions received from unaffiliated funds	1,872
(7,139)
Change in net unrealized appreciation (depreciation) of
Unaffiliated funds	16,620
Affiliated funds	3,160
19,780
Net realized and unrealized gain	12,641
Increase in net assets from operations	$148,487

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$135,846	$237,703
Net realized gain (loss)	(7,139)	35,150
Change in net unrealized appreciation (depreciation)	19,780	233,627
Increase in net assets resulting from operations	148,487	506,480
Distributions to shareholders
From net investment income
Class A	(68,965)	(165,094)
Class C	(22,417)	(25,705)
Class I	(57,539)	(110,825)
Class R6	(11,406)	(24,681)
From net realized gain
Class A	(576)	(8,529)
Class C	(257)	(1,602)
Class I	(426)	(5,584)
Class R6	(81)	(1,217)
Total distributions	(161,667)	(343,237)
From fund share transactions	2,277,390	(278,916)
Total increase (decrease)	2,264,210	(115,673)
Net assets
Beginning of period	7,106,230	7,221,903
End of period	$9,370,440	$7,106,230
Undistributed net investment income	$2,182	$26,663

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       16

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.75		$9.55	$10.00
Net investment income[3,4]	0.16		0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.01)		0.34	(0.42)
Total from investment operations	0.15		0.65	(0.19)
Less distributions
From net investment income	(0.19)		(0.43)	(0.25)
From net realized gain	—	[5]	(0.02)	(0.01)
Total distributions	(0.19)		(0.45)	(0.26)
Net asset value, end of period	$9.71		$9.75	$9.55
Total return (%)[6,7]	1.55	[8]	7.13	(2.00	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	2.66	[10]	4.17	1.17	[10]
Expenses including reductions[9]	0.62	[10]	0.62	0.85	[10]
Net investment income[4]	3.26	[10]	3.33	2.85	[10]
Portfolio turnover (%)	12		34	131

1	Six months ended 2-28-17. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Does not reflect the effect of sales charges, if any.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07%-0.98%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
10	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       17

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.72		$9.53	$10.00
Net investment income[3,4]	0.12		0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.01)		0.35	(0.44)
Total from investment operations	0.11		0.59	(0.27)
Less distributions
From net investment income	(0.15)		(0.38)	(0.19)
From net realized gain	—	[5]	(0.02)	(0.01)
Total distributions	(0.15)		(0.40)	(0.20)
Net asset value, end of period	$9.68		$9.72	$9.53
Total return (%)[6,7]	1.20	[8]	6.41	(2.71	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.36	[10]	4.86	1.87	[10]
Expenses including reductions[9]	1.32	[10]	1.32	1.55	[10]
Net investment income[4]	2.58	[10]	2.58	2.16	[10]
Portfolio turnover (%)	12		34	131

1	Six months ended 2-28-17. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Does not reflect the effect of sales charges, if any.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07%-0.98%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
10	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       18

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.76		$9.55	$10.00
Net investment income[3,4]	0.17		0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.02)		0.36	(0.43)
Total from investment operations	0.15		0.69	(0.17)
Less distributions
From net investment income	(0.20)		(0.46)	(0.27)
From net realized gain	—	[5]	(0.02)	(0.01)
Total distributions	(0.20)		(0.48)	(0.28)
Net asset value, end of period	$9.71		$9.76	$9.55
Total return (%)[6]	1.59	[7]	7.51	(1.76	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	2.35	[9]	3.86	0.84	[9]
Expenses including reductions[8]	0.31	[9]	0.31	0.53	[9]
Net investment income[4]	3.58	[9]	3.48	3.17	[9]
Portfolio turnover (%)	12		34	131

1	Six months ended 2-28-17. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07%-0.98%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       19

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.76		$9.55	$10.00
Net investment income[3,4]	0.18		0.34	0.26
Net realized and unrealized gain (loss) on investments	(0.01)		0.35	(0.42)
Total from investment operations	0.17		0.69	(0.16)
Less distributions
From net investment income	(0.21)		(0.46)	(0.28)
From net realized gain	—	[5]	(0.02)	(0.01)
Total distributions	(0.21)		(0.48)	(0.29)
Net asset value, end of period	$9.72		$9.76	$9.55
Total return (%)[6]	1.75	[7]	7.62	(1.68	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	2.26	[10]	3.76	0.74	[10]
Expenses including reductions[9]	0.21	[10]	0.20	0.42	[10]
Net investment income[4]	3.70	[10]	3.57	3.31	[10]
Portfolio turnover (%)	12		34	131

1	Six months ended 2-28-17. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07%-0.98%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
10	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       21

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $1,393.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a capital loss carryforward of $4,227,245 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       22

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in the fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule:

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the fund
First $5 billion	0.200%
Excess over $5 billion	0.175%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule:

Advisory fee on Other assets

Aggregate net assets of the fund
First $5 billion	0.650%
Excess over $5 billion	0.625%

The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.04% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       23

expense. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

Prior to January 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceeded 0.00% of average annual net assets.

The expense reductions described above amounted to for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$36,403	Class R6	$5,409
Class C	15,244	Total	$84,685
Class I	27,629

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $782 for the six months ended February 28, 2017. Of this amount, $104 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $678 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $80 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       24

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,353	$2,197
Class C	7,403	912
Class I	—	1,532
Class R6	—	43
Total	$12,756	$4,684

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	120,667	$1,159,732	156,107	$1,463,810
Distributions reinvested	7,275	69,679	18,501	172,408
Repurchased	(30,239)	(290,299)	(243,663)	(2,309,364)
Net increase (decrease)	97,703	$939,112	(69,055)	($673,146)
Class C shares
Sold	115,726	$1,107,790	61,462	$579,292
Distributions reinvested	2,372	22,616	2,941	27,307
Repurchased	(23,744)	(226,300)	(38,220)	(354,108)
Net increase	94,354	$904,106	26,183	$252,491
Class I shares
Sold	40,184	$389,640	587	$5,380
Distributions reinvested	6,044	57,965	12,476	116,409
Repurchased	(2,599)	(24,920)	(646)	(5,948)
Net increase	43,629	$422,685	12,417	$115,841
Class R6 shares
Distributions reinvested	1,197	$11,487	2,773	$25,898
Net increase	1,197	$11,487	2,773	$25,898
Total net increase (decrease)	236,883	$2,277,390	(27,682)	($278,916)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       25

Affiliates of the fund owned 56%, 30%, 87% and 100% of Class A, Class C, Class I and Class R6 shares of the fund respectively, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,200,018 and $955,930, respectively, for the six months ended February 28, 2017.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2017, the fund did not hold 5% or more of the net assets of the underlying funds.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Bond	90,878	45,133	(3,736)	132,275	$30,853	—	$513	$2,092,592
Core High Yield	21,410	3,686	(25,096)	—	2,000	—	(3,189)	—
Emerging Markets Debt	35,241	24,993	(2,234)	58,000	13,856	—	(102)	547,516
Floating Rate Income	32,286	14,453	(2,037)	44,702	9,316	—	(933)	386,675
Global Bond	10,414	5,234	(4,231)	11,417	4,421	$606	210	137,121
Global Equity	21,917	11,818	(1,523)	32,212	5,615	—	518	366,569
Global Income	14,393	5,654	(816)	19,231	4,388	—	(162)	182,311
Global Real Estate	13,485	7,550	(1,443)	19,592	8,193	—	(171)	182,986
Global Shareholder Yield	70,762	26,964	(9,127)	88,599	9,956	—	(7,872)	958,637
High Yield	33,820	12,946	(2,649)	44,117	11,468	—	(1,422)	364,848
High Yield (FKA Focused High Yield)	—	77,816	(279)	77,537	5,164	—	—	273,707
Investment Quality Bond	10,844	4,250	(15,094)	—	2,088	1,313	(2,399)	—
Short Duration Credit Opportunities	24,815	9,402	(1,304)	32,913	4,814	—	(556)	318,602
Strategic Income Opportunities	137,320	51,984	(6,318)	182,986	23,536	—	(1,118)	1,956,120
U.S. High Yield Bond	18,431	6,880	(1,205)	24,106	7,674	—	(408)	274,331
					$143,342	$1,919	($17,091)	$8,042,015

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355084	448SA 2/17 4/17

John Hancock

International Small Company Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

After several episodes of volatility in the first half of 2016, international equity indexes exhibited mostly positive momentum in recent months as economic trends improved overseas, especially in Europe. Despite an initial pullback following the November 2016 election of U.S. President Donald Trump, most international stocks rallied in January and February 2017, following closely on the heels of U.S. equity indexes' postelection gains.

Yet there are still challenges at hand. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
6.08
5.70
5.99
5.18
19.47
19.05
17.97
17.26
1.13
2.30
3.08
0.89
7.21
7.63
9.14
6.92
2.42
3.24
3.50
3.01
6 month (cumulative)
1 year
3 year
5 year
10 year

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. The returns prior to this date are that of Class NAV shares that have been recalculated to reflect gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International small-cap stocks rose modestly

International small-cap equities generally posted positive returns along with other world markets.

The fund outperformed, aided by lesser weight in real estate investment trusts

The fund's relatively low exposure to international real estate investment trusts (REITs) was a significant contributor to performance relative to the fund's benchmark, as REITs generally underperformed.

Holdings among the smallest stocks contributed

The fund's higher weight in micro-cap stocks had a positive overall impact on relative performance, as micro caps generally outperformed stocks within the benchmark's larger market capitalizations.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Joseph H. Chi, CFA, Dimensional Fund Advisors LP

Joseph H. Chi, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Most international small-cap equities posted solid gains over the six months ended February 28, 2017. Can you describe the market environment for the fund's benchmark, the MSCI World ex-USA Small Cap Index?

After rising moderately in September, the benchmark declined for several weeks before rebounding strongly in mid-November and maintaining positive momentum through the period's closing months. Non-U.S. developed-market equities generally underperformed U.S. equities and emerging-market equities. Within non-U.S. developed markets, small-cap stocks, as represented by the benchmark, modestly outperformed large caps, as represented by the MSCI World ex-USA Index.

At the sector level, the strongest performers within the benchmark were materials, energy, and industrials. Conversely, the real estate, telecommunication services, and healthcare sectors posted the weakest results overall.

As for the two largest country components of the benchmark, Japanese equities outperformed, while stocks from the United Kingdom underperformed.

Overall, currency movements had a negative impact on U.S. dollar-denominated investment returns of non-U.S. developed-market stocks. The U.S. dollar appreciated against most developed-market currencies during the period, notably the Japanese yen and the British pound.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identifying securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in non-U.S. developed

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

markets rather than by the behavior of a limited group of securities in a particular country. Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies.

The fund modestly outperformed its benchmark during the period. At the sector level, what factor had the most significant impact on this result?

The fund generally excludes international real estate investment trusts (REITs), although real estate is one of the sectors in the benchmark. The fund's considerably lower REITs exposure had a significantly positive impact on relative performance during the period, particularly in Japan, as REITs are held by the benchmark and underperformed all other sectors.

In financials, materials, and information technology, differences between the fund's holdings and the benchmark's composition in those sectors also had a positive impact on relative performance. Conversely, holdings differences had a negative impact in consumer staples.

At the market capitalization level, were there any significant performance differences versus the benchmark?

Overall, the fund held a higher weight than the benchmark in micro caps, the smallest stocks in the small-cap universe. This had a positive impact on relative performance, as micro caps generally outperformed stocks at higher market capitalization levels within the benchmark. Within the micro-cap segment, differences between the fund's holdings and the benchmark also contributed to

TOP 10 COUNTRIES AS OF 2/28/17 (%)

Japan	23.4
United Kingdom	14.7
Canada	8.8
Australia	6.4
Germany	6.2
Switzerland	5.0
France	4.8
Italy	3.9
Sweden	3.1
Hong Kong	3.0
TOTAL	79.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

"In Japan, the largest country component of the benchmark, differences in the fund's holdings compared with the benchmark's Japanese component contributed to performance."
relative results. The fund also modestly outperformed within other segments of the small-cap universe.

How did the fund's country weights and holdings differences in countries affect performance?

In Japan, the largest country component of the benchmark, differences between the fund's holdings and those of the benchmark contributed to relative performance. These differences were driven primarily by the fund's exclusion of REITs. Conversely, the fund's lesser weight than the benchmark in Japan was a negative factor, as Japanese equities outperformed. However, this negative effect was not as significant a factor overall as the benefit resulting from holdings differences in Japan.

The fund also outperformed in Canada and Germany, primarily as a result of differences in the fund's holdings in those countries relative to the benchmark's composition.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund was broadly diversified across small-cap stocks in non-U.S. developed markets. Relative to its benchmark, it had greater average

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Teleperformance	0.3
LANXESS AG	0.3
MTU Aero Engines AG	0.3
DS Smith PLC	0.3
Gamesa Corporacion Tecnologica SA	0.2
LEG Immobilien AG	0.2
Prysmian SpA	0.2
Rightmove PLC	0.2
Flughafen Zuerich AG	0.2
Umicore SA	0.2
TOTAL	2.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

exposure to micro-cap stocks and limited exposure to international REITs. The fund held higher average weights relative to the benchmark in the industrials, consumer discretionary, and materials sectors; it also held a higher average weight in continental Europe relative to the benchmark and a lesser weight in Japan.

Were there any substantive changes in the fund's operations during the period?

Effective January 1, 2017, portfolio manager Karen E. Umland, CFA, transitioned from day-to-day management of the fund to an oversight role. Effective March 20, 2017, Henry F. Gray will no longer serve as a portfolio manager, as he has decided to leave Dimensional to pursue a career in education and teaching. Concurrent with his departure, Mary T. Phillips, CFA, will join the fund's portfolio management team.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Henry F. Gray On the fund since 2012 Investing since 1992
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Joseph H. Chi, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge						Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	Since inception		6-month	5-year	10-year	Since inception
Class A1	13.50	6.11	1.89	—		0.77	34.54	20.64	—
Class C	17.49	—	—	-0.03	[2]	4.66	—	—	-0.07	[2]
Class I1,3	19.64	7.57	2.80	—		6.11	44.05	31.77	—
Class NAV[3]	19.78	7.72	2.95	—		6.24	45.07	33.68	—
Index 1†	19.05	7.63	3.24	—		5.70	44.41	37.59	—
Index 2†	17.97	9.14	3.50	—		5.99	54.88	41.08	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross (%)	1.48	2.18	1.17	1.05
Net (%)	1.39	2.18	1.17	1.05

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C4	6-27-14	9,993	9,993	10,480	10,850
Class I1,3	2-28-07	13,177	13,177	13,759	14,108
Class NAV[3]	2-28-07	13,368	13,368	13,759	14,108

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.
2	From 6-27-14.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,060.80	$7.10	1.39%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	6.95	1.39%
Class C	Actual expenses/actual returns	1,000.00	1,056.60	11.22	2.20%
	Hypothetical example for comparison purposes	1,000.00	1,013.90	10.99	2.20%
Class I	Actual expenses/actual returns	1,000.00	1,061.10	6.08	1.19%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.96	1.19%
Class NAV	Actual expenses/actual returns	1,000.00	1,062.40	5.52	1.08%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.41	1.08%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       11

Fund's investments

Summary of fund's investments as of 2-28-17 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 98.4%		$568,051,293
(Cost $478,028,429)
Australia 6.4%		36,891,927	6.4%
Austria 1.4%		8,329,053	1.4%
Belgium 1.7%		10,031,968	1.7%
Umicore SA	25,524	1,343,668	0.2%
OTHER SECURITIES		8,688,300	1.5%
Bermuda 0.2%		1,174,993	0.2%
Hiscox, Ltd.	87,256	1,174,993	0.2%
Cambodia 0.0%		271,343	0.0%
Canada 8.8%		50,725,941	8.8%
China 0.1%		577,739	0.1%
Cyprus 0.0%		18,540	0.0%
Denmark 1.9%		10,724,879	1.9%
TDC A/S (I)	178,185	957,442	0.2%
OTHER SECURITIES		9,767,437	1.7%
Faroe Islands 0.1%		354,431	0.1%
Finland 2.6%		14,978,194	2.6%
Elisa OYJ	34,577	1,151,955	0.2%
Kesko OYJ, A Shares	4,901	228,127	0.0%
Kesko OYJ, B Shares	16,574	759,906	0.1%
Nokian Renkaat OYJ	26,945	1,059,031	0.2%
Orion OYJ, Class A	7,999	405,320	0.1%
Orion OYJ, Class B	22,072	1,087,768	0.2%
OTHER SECURITIES		10,286,087	1.8%
France 4.8%		27,513,648	4.8%
Ipsen SA	10,827	961,845	0.2%
Orpea	11,444	993,999	0.2%
Rexel SA	67,387	1,090,294	0.2%
Rubis SCA	12,695	1,190,800	0.2%
Teleperformance	17,083	1,891,089	0.3%
UBISOFT Entertainment (I)	30,560	1,121,078	0.2%
OTHER SECURITIES		20,264,543	3.5%
Gabon 0.0%		36,200	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       12

	Shares	Value	% of Net Assets
Georgia 0.1%		$403,418	0.1%
Germany 5.8%		33,354,566	5.8%
Freenet AG	34,294	1,022,200	0.2%
FUCHS PETROLUB SE	7,224	306,545	0.1%
LANXESS AG	25,081	1,701,806	0.3%
LEG Immobilien AG (I)	17,094	1,407,741	0.3%
MTU Aero Engines AG	13,265	1,683,283	0.3%
OSRAM Licht AG	19,717	1,170,642	0.2%
STADA Arzneimittel AG	20,298	1,227,498	0.2%
OTHER SECURITIES		24,834,851	4.2%
Gibraltar 0.0%		157,448	0.0%
Greece 0.0%		79	0.0%
Greenland 0.0%		1,807	0.0%
Guernsey, Channel Islands 0.0%		45,585	0.0%
Hong Kong 3.0%		17,343,276	3.0%
India 0.1%		326,855	0.1%
Ireland 0.8%		4,745,605	0.8%
Kingspan Group PLC	31,956	981,600	0.2%
OTHER SECURITIES		3,764,005	0.6%
Isle of Man 0.3%		1,661,058	0.3%
Israel 1.0%		5,578,470	1.0%
Italy 3.9%		22,774,230	3.9%
Banco BPM SpA (L)	387,848	968,048	0.2%
Prysmian SpA	55,194	1,404,962	0.3%
OTHER SECURITIES		20,401,220	3.4%
Japan 23.4%		134,824,125	23.4%
Jersey, Channel Islands 0.2%		1,288,884	0.2%
Liechtenstein 0.0%		208,501	0.0%
Luxembourg 0.3%		1,667,165	0.3%
Macau 0.0%		107,019	0.0%
Malaysia 0.0%		25,401	0.0%
Malta 0.1%		603,571	0.1%
Monaco 0.1%		348,859	0.1%
Netherlands 2.2%		12,601,415	2.2%
Gemalto NV	16,290	981,084	0.2%
OTHER SECURITIES		11,620,331	2.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       13

	Shares	Value	% of Net Assets
New Zealand 1.2%		$6,881,031	1.2%
Norway 0.9%		5,020,287	0.9%
Peru 0.0%		268,655	0.0%
Philippines 0.0%		33,017	0.0%
Portugal 0.3%		1,939,841	0.3%
Russia 0.1%		329,135	0.1%
Singapore 1.3%		7,566,511	1.3%
South Africa 0.1%		387,823	0.1%
Spain 2.3%		13,543,187	2.3%
Gamesa Corporacion Tecnologica SA	64,198	1,419,520	0.3%
OTHER SECURITIES		12,123,667	2.0%
Sweden 3.1%		18,091,415	3.1%
Switzerland 5.0%		28,574,987	5.0%
Clariant AG (I)	52,911	988,825	0.2%
Flughafen Zuerich AG	6,700	1,352,741	0.2%
Georg Fischer AG	1,158	1,003,691	0.2%
Helvetia Holding AG	1,714	961,887	0.2%
Logitech International SA	3,119	89,858	0.0%
Logitech International SA (SIX Swiss Exchange)	41,189	1,190,687	0.2%
PSP Swiss Property AG	10,664	994,000	0.2%
Temenos Group AG	17,269	1,335,618	0.2%
OTHER SECURITIES		20,657,680	3.6%
United Arab Emirates 0.0%		84,478	0.0%
United Kingdom 14.7%		84,824,227	14.7%
BBA Aviation PLC	316,842	1,198,577	0.2%
Bellway PLC	35,238	1,139,785	0.2%
Booker Group PLC	447,558	1,105,107	0.2%
Dialog Semiconductor PLC (I)	20,672	1,087,700	0.2%
DS Smith PLC	287,290	1,588,546	0.3%
Electrocomponents PLC	164,884	971,677	0.2%
Halma PLC	110,635	1,336,001	0.2%
Inchcape PLC	106,418	991,182	0.2%
Melrose Industries PLC	483,857	1,279,498	0.2%
Pennon Group PLC	114,383	1,230,645	0.2%
Rentokil Initial PLC	450,511	1,336,954	0.2%
Rightmove PLC	28,228	1,375,964	0.2%
RPC Group PLC	113,240	1,282,079	0.2%
Spectris PLC	36,008	1,085,073	0.2%
Spirax-Sarco Engineering PLC	19,490	1,076,376	0.2%
Tate & Lyle PLC	122,356	1,130,131	0.2%
UBM PLC	108,474	1,003,607	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       14

			Shares	Value	% of Net Assets
United Kingdom (continued)
OTHER SECURITIES				$64,605,325	11.2%
United States 0.1%				810,506	0.1%
Preferred securities 0.4%				$2,201,515
(Cost $1,835,186)
Germany 0.4%				2,201,515	0.4%
FUCHS PETROLUB SE			16,108	745,153	0.1%
OTHER SECURITIES				1,456,362	0.3%
Rights 0.0%				$1,832
(Cost $0)
Warrants 0.0%				$3,509
(Cost $7,675)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 3.1%				$18,079,959
(Cost $18,078,134)
John Hancock Collateral Trust (W)	0.8372(Y	)	1,806,713	18,079,959	3.1%
Short-term investments 0.9%				$5,295,568
(Cost $5,295,568)
Money market funds 0.9%				5,295,568	0.9%
Western Asset Institutional Government Reserves Fund, Institutional Class	0.3100(Y	)	5,295,568	5,295,568	0.9%
Total investments (Cost $503,244,992)† 102.8%				$593,633,676	102.8%
Other assets and liabilities, net (2.8%)				(16,397,961)	(2.8)%
Total net assets 100.0%				$577,235,715	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $511,101,929. Net unrealized appreciation aggregated to $82,531,747, of which $139,187,350 related to appreciated investment securities and $56,655,603 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $485,166,858) including $17,116,203 of securities loaned	$575,553,717
Affiliated investments, at value (Cost $18,078,134)	18,079,959
Total investments, at value (Cost $503,244,992)	593,633,676
Foreign currency, at value (Cost $338,307)	337,854
Receivable for investments sold	872,329
Receivable for fund shares sold	774,668
Dividends and interest receivable	1,075,582
Receivable for securities lending income	47,940
Receivable due from advisor	2,770
Other receivables and prepaid expenses	30,998
Total assets	596,775,817
Liabilities
Payable for investments purchased	1,047,378
Payable for fund shares repurchased	211,426
Payable upon return of securities loaned	18,079,659
Payable to affiliates
Accounting and legal services fees	20,751
Transfer agent fees	4,359
Trustees' fees	846
Other liabilities and accrued expenses	175,683
Total liabilities	19,540,102
Net assets	$577,235,715
Net assets consist of
Paid-in capital	$576,724,836
Accumulated distributions in excess of net investment income	(2,704,926)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(87,167,173)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	90,382,978
Net assets	$577,235,715

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($17,368,916 ÷ 1,614,469 shares)[1]	$10.76
Class C ($2,314,306 ÷ 214,562 shares)[1]	$10.79
Class I ($31,085,119 ÷ 2,893,101 shares)	$10.74
Class NAV ($526,467,374 ÷ 49,006,545 shares)	$10.74
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.33

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       16

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$5,414,723
Securities lending	329,164
Interest	4,718
Less foreign taxes withheld	(320,562)
Total investment income	5,428,043
Expenses
Investment management fees	2,618,348
Distribution and service fees	33,100
Accounting and legal services fees	40,353
Transfer agent fees	20,270
Trustees' fees	5,064
State registration fees	27,871
Printing and postage	6,317
Professional fees	41,015
Custodian fees	240,222
Other	14,027
Total expenses	3,046,587
Less expense reductions	(29,164)
Net expenses	3,017,423
Net investment income	2,410,620
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,206,146
Affiliated investments	(296)
8,205,850
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,161,593
Affiliated investments	1,173
24,162,766
Net realized and unrealized gain	32,368,616
Increase in net assets from operations	$34,779,236

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,410,620	$12,027,168
Net realized gain (loss)	8,205,850	(14,547,232)
Change in net unrealized appreciation (depreciation)	24,162,766	43,366,676
Increase in net assets resulting from operations	34,779,236	40,846,612
Distributions to shareholders
From net investment income
Class A	(285,146)	(21,177)
Class C	(31,026)	(6,121)
Class I	(466,399)	(4,949)
Class NAV	(11,959,712)	(10,705,299)
Total distributions	(12,742,283)	(10,737,546)
From fund share transactions	2,661,005	(181,147,472)
Total increase (decrease)	24,697,958	(151,038,406)
Net assets
Beginning of period	552,537,757	703,576,163
End of period	$577,235,715	$552,537,757
Undistributed (accumulated distributions in excess of) net investment income	($2,704,926)	$7,626,737

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       18

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.35		$9.87	$10.79	$9.11	$8.50
Net investment income[3]	0.03		0.16	0.11	0.18	—	[4]
Net realized and unrealized gain (loss) on investments	0.58		0.43	(0.91)	1.58	0.61
Total from investment operations	0.61		0.59	(0.80)	1.76	0.61
Less distributions
From net investment income	(0.20)		(0.11)	(0.12)	(0.08)	—
Net asset value, end of period	$10.76		$10.35	$9.87	$10.79	$9.11
Total return (%)[5,6]	6.08	[7]	6.01	(7.42)	19.40	7.18	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$12	$2	$5	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[9]	1.48	1.65	2.41	18.73	[9]
Expenses including reductions	1.39	[9]	1.39	1.63	1.63	1.63	[9]
Net investment income	0.52	[9]	1.62	1.07	1.67	0.08	[9]
Portfolio turnover (%)	8		12	11	11	9	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       19

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.34		$9.87	$10.77	$11.02
Net investment income (loss)[3]	(0.01)		0.07	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.59		0.44	(0.93)	(0.24)
Total from investment operations	0.58		0.51	(0.86)	(0.25)
Less distributions
From net investment income	(0.13)		(0.04)	(0.04)	—
Net asset value, end of period	$10.79		$10.34	$9.87	$10.77
Total return (%)[4,5]	5.66	[6]	5.16	(7.97)	(2.27	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$3	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21	[8]	2.18	3.13	17.76	[8]
Expenses including reductions	2.20	[8]	2.17	2.35	2.35	[8]
Net investment income (loss)	(0.21	) [8]	0.73	0.65	(0.71	) [8]
Portfolio turnover (%)	8		12	11	11	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       20

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.35		$9.88	$10.79	$9.12		$8.50
Net investment income[3]	0.03		0.12	0.18	0.16		0.01
Net realized and unrealized gain (loss) on investments	0.59		0.49	(0.93)	1.63		0.61
Total from investment operations	0.62		0.61	(0.75)	1.79		0.62
Less distributions
From net investment income	(0.23)		(0.14)	(0.16)	(0.12)		—
Net asset value, end of period	$10.74		$10.35	$9.88	$10.79		$9.12
Total return (%)[4]	6.11	[5]	6.26	(6.92)	19.71		7.29	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$31		$6	$1	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.17	2.72	14.40		18.78	[7]
Expenses including reductions	1.19	[7]	1.16	1.23	1.23		1.23	[7]
Net investment income	0.51	[7]	1.28	1.76	1.49		0.47	[7]
Portfolio turnover (%)	8		12	11	11		9	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class I shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       21

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.35		$9.88	$10.80	$9.12	$7.59	$8.15
Net investment income[2]	0.05		0.18	0.17	0.17	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.58		0.44	(0.92)	1.64	1.52	(0.55)
Total from investment operations	0.63		0.62	(0.75)	1.81	1.67	(0.41)
Less distributions
From net investment income	(0.24)		(0.15)	(0.17)	(0.13)	(0.14)	(0.15)
Net asset value, end of period	$10.74		$10.35	$9.88	$10.80	$9.12	$7.59
Total return (%)[3]	6.24	[4]	6.36	(6.87)	19.98	22.17	(4.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$526		$532	$700	$587	$518	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[5]	1.05	1.06	1.10	1.09	1.09
Expenses including reductions	1.08	[5]	1.05	1.05	1.09	1.09	1.09
Net investment income	0.90	[5]	1.79	1.66	1.57	1.73	1.91
Portfolio turnover (%)	8		12	11	11	9	9

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$36,891,927	$444,225	$36,428,740	$18,962
Austria	8,329,053	—	8,329,053	—
Belgium	10,031,968	—	10,031,968	—
Bermuda	1,174,993	—	1,174,993	—
Cambodia	271,343	—	271,343	—
Canada	50,725,941	50,672,616	45,854	7,471
China	577,739	145,311	432,428	—
Cyprus	18,540	—	18,540	—
Denmark	10,724,879	—	10,724,879	—
Faroe Islands	354,431	—	354,431	—
Finland	14,978,194	—	14,977,903	291
France	27,513,648	—	27,513,648	—
Gabon	36,200	—	36,200	—
Georgia	403,418	—	403,418	—
Germany	33,354,566	—	33,354,566	—
Gibraltar	157,448	—	157,448	—
Greece	79	—	—	79
Greenland	1,807	—	1,807	—
Guernsey, Channel Islands	45,585	—	45,585	—
Hong Kong	17,343,276	6,061	17,255,927	81,288
India	326,855	—	326,855	—
Ireland	4,745,605	—	4,745,605	—
Isle of Man	1,661,058	—	1,661,058	—
Israel	5,578,470	115,601	5,462,869	—
Italy	22,774,230	—	22,750,059	24,171
Japan	134,824,125	—	134,824,125	—
Jersey, Channel Islands	1,288,884	—	1,288,884	—
Liechtenstein	208,501	—	208,501	—
Luxembourg	1,667,165	—	1,667,165	—
Macau	107,019	—	107,019	—
Malaysia	25,401	—	25,401	—
Malta	603,571	—	603,571	—
Monaco	348,859	305,442	43,417	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Netherlands	12,601,415	—	12,601,415	—
New Zealand	6,881,031	—	6,881,031	—
Norway	5,020,287	—	5,020,287	—
Peru	268,655	—	268,655	—
Philippines	33,017	—	33,017	—
Portugal	1,939,841	—	1,939,841	—
Russia	329,135	—	329,135	—
Singapore	7,566,511	—	7,552,422	14,089
South Africa	387,823	—	387,823	—
Spain	13,543,187	—	13,543,187	—
Sweden	18,091,415	—	18,091,415	—
Switzerland	28,574,987	89,858	28,485,129	—
United Arab Emirates	84,478	—	84,478	—
United Kingdom	84,824,227	215,511	84,607,799	917
United States	810,506	228,366	582,140	—
Preferred securities	2,201,515	—	2,201,515	—
Rights	1,832	14	1,818	—
Warrants	3,509	3,494	15	—
Securities lending collateral	18,079,959	18,079,959	—	—
Short-term investments	5,295,568	5,295,568	—	—
Total investments in securities	$593,633,676	$75,602,026	$517,884,382	$147,268

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $17,116,203 and received $18,079,659 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended Febuary 28, 2017, were $1,873.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2016, the fund has a capital loss carryforward of $78,143,431 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and other loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       27

February 28, 2017 this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.39% for Class A, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2017, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$8,735	Class NAV	$19,632
Class C	94	Total	$29,164
Class I	703

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, included the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $108,741 for the six months ended February 28, 2017. Of this amount, $18,705 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $90,036 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $615 and $568 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$20,700	$8,495
Class C	12,400	1,528
Class I	—	10,247
Total	$33,100	$20,270

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest (expense) income
Borrower	$3,420,226	4	0.880%	($334)
Lender	$6,850,237	1	0.720%	$137

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	707,344	$7,383,546	1,073,927	$10,551,088
Distributions reinvested	28,373	285,146	2,139	21,177
Repurchased	(256,029)	(2,676,525)	(93,789)	(950,050)
Net increase	479,688	$4,992,167	982,277	$9,622,215

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       29

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class C shares
Sold	34,706	$361,410	168,399	$1,657,269
Distributions reinvested	3,075	31,026	616	6,121
Repurchased	(76,680)	(805,418)	(39,245)	(389,984)
Net increase (decrease)	(38,899)	($412,982)	129,770	$1,273,406
Class I shares
Sold	2,414,190	$25,197,630	606,261	$6,222,947
Distributions reinvested	46,446	465,850	501	4,949
Repurchased	(165,123)	(1,723,824)	(66,448)	(644,694)
Net increase	2,295,513	$23,939,656	540,314	$5,583,202
Class NAV shares
Sold	1,269,171	$12,919,647	2,331,604	$22,465,163
Distributions reinvested	1,192,394	11,959,712	1,083,532	10,705,299
Repurchased	(4,833,762)	(50,737,195)	(22,894,688)	(230,796,757)
Net decrease	(2,372,197)	($25,857,836)	(19,479,552)	($197,626,295)
Total net increase (decrease)	364,105	$2,661,005	(17,827,191)	($181,147,472)

Affiliates of the fund owned 100% of shares of the fund interest of Class NAV on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $43,642,156 and $54,908,780, respectively, for the six months ended February 28, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 91.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	33.9%
JHF II Multimanager Lifestyle Balanced Portfolio	21.5%
JHF II Multimanager Lifestyle Aggressive Portfolio	14.3%

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

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Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

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Floating Rate Income

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Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355086	424SA 2/17 4/17

John Hancock

Natural Resources Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

Class A shares (without sales charges)[1]
Blended Index
Morningstar natural resources fund category average
7.65
11.83
9.00
40.17
38.83
34.25
–11.38
–6.22
–4.28
–8.31
–4.65
–1.38
–3.33
–0.39
1.35
6 month (cumulative)
1 year
3 year
5 year
10 year

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A mixed market environment

Energy stocks began the period on the upswing on tighter supplies and the prospect of faster U.S. economic growth, but gave back gains later on.

Fund produced positive returns, but underperformed blended benchmark

Although the fund produced solid absolute performance, it trailed a blend of the MSCI World Energy Index and the MSCI World Metals & Mining Index, primarily due to an emphasis on gold mining stocks.

Stock selection hurt results

Security selection among oil, gas, and consumable fuels companies detracted in relative terms, although stock picking in the energy equipment and services category was positive.

INDUSTRY COMPOSITION AS OF 2/28/17 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency transactions are affected by fluctuations in exchange rates. A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

What economic and market environment did investors in natural resources stocks experience over the six months ended February 28, 2017?

For roughly the first four months of this period, energy stocks continued their generally strong performance. Investors expected oil supplies to tighten—especially after late November, when OPEC agreed to cut production—while demand was anticipated to rise amid global economic strengthening.

Another tailwind for the energy industry came after the November U.S. presidential election, as unified Republican control in Washington, D.C., led to more optimism on the part of investors about a more favorable regulatory backdrop for companies focused on natural resources.

Then, between mid-December and period end, these stocks drifted downward, partly reflecting investors' growing concern that higher oil prices could boost U.S. shale oil production. In turn, that could pressure the commodity price in the future and create a less favorable earnings environment for energy producers.

Meanwhile, materials companies faced a mixed-performance environment. Stocks of gold mining companies struggled, as a stronger U.S. dollar pushed down the price of the precious metal, while producers of industrial metals fared relatively well in light of optimism about continued economic growth.

Against this backdrop, the energy component of the fund's primary benchmark, the MSCI World Energy Index, gained 5.25%, while the metals component of the index and a secondary benchmark for the fund, the MSCI World Metals & Mining Index, increased 22.30%. The blended index, which comprises these two MSCI indexes and, given the fund's composition, provides what we believe is a better apples-to-apples comparison, returned 11.83%.

Given these conditions, how did the fund perform?

Although the fund produced solid absolute performance for the six months, it trailed the blended index by a few percentage points. The main difficulty for relative performance came from the

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       4

"The main difficulty for relative performance came from the materials sector, especially among metal and mining stocks, where the fund's significant underweighting coupled with negative security selection weighed on results."
materials sector, especially among metal and mining stocks, where the fund's significant underweighting coupled with negative security selection weighed on results.

Within the energy sector, which on average made up more than two-thirds of the portfolio this period, the fund saw mixed results. Negative security selection in the oil, gas, and consumable fuels category was essentially offset by favorable stock picking in the energy equipment and services industry.

Which individual stocks detracted from the fund's performance?

On an absolute basis, several of the fund's biggest detractors were energy producers exposed to natural gas markets. The price of natural gas fell over the period, reflecting abnormally warm winter conditions that pushed down demand for the commodity. In this environment, the fund's investment in such names as Range Resources Corp., Rice Energy, Inc., Newfield Exploration Company, and Gulfport Energy Corp. hurt results. Occidental Petroleum Corp., an integrated energy producer, also struggled, reflecting the market's concern about the oil and gas exploration and production company's growth prospects. We sold the position in Gulfport Energy before period end.

The fund's investments in certain mining companies also detracted in light of falling precious metals prices. In particular, investments in such stocks as U.S.-based gold and silver mining company Tahoe

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Halliburton Company	4.8
Anadarko Petroleum Corp.	3.6
Concho Resources, Inc.	3.5
Schlumberger, Ltd.	3.5
EOG Resources, Inc.	3.4
Noble Energy, Inc.	3.3
Suncor Energy, Inc.	2.6
Patterson-UTI Energy, Inc.	2.5
Lundin Mining Corp.	2.4
Cimarex Energy Company	2.4
TOTAL	32.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       5

Resources, Inc. and Canadian operators Agnico Eagle Mines, Ltd., Silver Wheaton Corp., Guyana Goldfields, Inc., and Nevsun Resources, Ltd. all weighed on performance.

Which stocks added significant value?

The fund's top absolute contributors included several energy equipment and service stocks that benefited from the prospect of higher oil prices leading to increased U.S. shale production. Leading the way was Halliburton Company, also the fund's largest position as of period end. In addition to our view that Halliburton was uniquely positioned to benefit from increased North American energy spending, we also liked the company's many different energy services businesses, providing it with a measure of added diversification. Another energy services contributor to results this period was Patterson-UTI Energy, Inc.

Elsewhere, several metals and mining companies focused on copper and other strong-performing industrial metals boosted the fund's results. The fund did particularly well this period with investments in Lundin Mining Corp., Glencore PLC, Rio Tinto PLC, Southern Copper Corp., and Steel Dynamics, Inc., all of which benefited from increased optimism about global economic growth.

How would you summarize your approach to managing the fund?

We pursue a consistent management strategy regardless of the underlying market backdrop. Our approach, which emphasizes attractive growth opportunities, focuses on those natural resources companies we believe have the potential to generate long-term value by increasing their production or reserves at a low cost. Such an approach typically leads us away from large, multinational companies with favorable cash flow but modest growth potential. As an example, the fund lacked a position in energy giant Exxon Mobil Corp., which made up more than 9% of the benchmark on average for the period but, in our view, provided insufficient growth potential to support an

COUNTRY COMPOSITION AS OF 2/28/17 (%)

United States	68.4
Canada	15.0
Netherlands	3.6
United Kingdom	3.5
Jersey, Channel Islands	2.0
Switzerland	1.9
Australia	1.7
Peru	1.6
Luxembourg	1.1
Other countries	1.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       6

investment. On a relative basis, this decision worked out well for the fund for the past six months, as Exxon Mobil shares were down approximately 6%, well short of the blended benchmark's return.

With respect to energy exploration and production companies, in which we typically maintain a healthy weighting in the fund, we emphasize companies that, in our view, can increase current production while also having the capability to transform likely reserves into proven future reserves. Our approach also recognizes the fact that certain companies offer potentially faster expansion, while other, more conservative companies provide the possibility of more moderate growth. To better manage the fund's risk, we will typically maintain exposure to both groups.

Of final note, we emphasize patience and a long-term view. When we review companies' production and growth capabilities, our time frame is typically 12 to 18 months, sometimes longer. We are glad to hold stocks for an extended time frame if we believe that doing so is in our shareholders' long-term interests. That said, we also can be quick to sell stocks if new information causes us to change our view.

What changes did you make to the fund's portfolio?

A significant portfolio change over the six months was to add to the fund's exposure to the energy equipment and services industry. This increase reflected our optimism that market trends could continue to push up oil prices, particularly in light of OPEC's decision to cut back production, which in turn could create the conditions favoring more production from U.S. shale oil producers. Accordingly, we added to some existing holdings in the fund as well as adding some new names in the category, funding new purchases by paring back the fund's exposure to selected exploration and production companies whose near-term prospects we found less compelling.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	33.11	-9.25	-3.82	2.30	-38.44	-32.26
Class I1,2	40.53	-8.12	-2.96	7.86	-34.53	-25.93
Class 1[2]	40.69	-7.90	-2.79	7.93	-33.74	-24.61
Class NAV[2]	40.68	-7.84	-2.74	7.94	-33.52	-24.22
Index 1†	25.23	-1.16	2.21	5.25	-5.65	24.39
Index 2†	60.80	-8.43	-3.22	22.30	-35.62	-27.89
Index 3†	38.83	-4.65	-0.39	11.83	-21.18	-3.86

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Gross (%)	1.47	1.16	1.10	1.05
Net (%)	1.39	1.08	1.02	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2, respectively.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I1,2	2-28-07	7,407	7,407	12,439	7,211	9,614
Class 1[2]	2-28-07	7,539	7,539	12,439	7,211	9,614
Class NAV[2]	2-28-07	7,578	7,578	12,439	7,211	9,614

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,076.50	$7.05	1.37%
	Hypothetical example for comparison purposes	1,000.00	1,018.00	6.85	1.37%
Class I	Actual expenses/actual returns	1,000.00	1,078.60	5.46	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class 1	Actual expenses/actual returns	1,000.00	1,079.30	5.16	1.00%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.01	1.00%
Class NAV	Actual expenses/actual returns	1,000.00	1,079.40	4.90	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.76	0.95%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 99.2%		$590,383,490
(Cost $660,796,853)
Consumer staples 0.9%		5,120,831
Food products 0.9%
Adecoagro SA (I)	436,931	5,120,831
Energy 65.6%		390,419,441
Energy equipment and services 19.8%
Baker Hughes, Inc.	97,348	5,868,138
Basic Energy Services, Inc. (I)	57,721	2,273,053
Core Laboratories NV (L)	56,527	6,467,818
Dril-Quip, Inc. (I)	106,691	6,545,493
Halliburton Company	539,582	28,846,054
Independence Contract Drilling, Inc. (I)	346,159	2,059,646
Patterson-UTI Energy, Inc.	529,276	14,618,603
RPC, Inc. (L)	360,643	7,212,860
Schlumberger, Ltd.	256,015	20,573,365
TechnipFMC PLC (I)	328,271	10,609,719
Tenaris SA, ADR (L)	203,623	6,660,508
U.S. Silica Holdings, Inc.	125,211	6,331,920
Oil, gas and consumable fuels 45.8%
Anadarko Petroleum Corp.	329,949	21,331,203
Arch Coal, Inc., Class A (I)	24,597	1,767,540
Cheniere Energy, Inc. (I)	126,674	6,086,686
Cimarex Energy Company	112,115	14,095,098
Concho Resources, Inc. (I)	158,614	21,008,424
CONSOL Energy, Inc.	245,256	3,818,636
Continental Resources, Inc. (I)	155,174	7,013,865
Crew Energy, Inc. (I)	512,045	2,104,928
Devon Energy Corp.	213,474	9,256,233
EOG Resources, Inc.	206,074	19,987,117
Hess Corp.	219,376	11,284,701
Kosmos Energy, Ltd. (I)	402,732	2,472,774
Laredo Petroleum, Inc. (I)	610,813	8,447,544
Lekoil, Ltd. (I)	5,681,019	1,734,796
Marathon Oil Corp.	363,512	5,816,192
Marathon Petroleum Corp.	194,038	9,624,285
MEG Energy Corp. (I)(L)	376,552	2,012,889
Newfield Exploration Company (I)	155,878	5,683,312
Noble Energy, Inc.	543,705	19,796,299
Occidental Petroleum Corp.	90,122	5,907,497
Oil Search, Ltd.	764,043	4,080,469

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (I)	11,654	$787,694
Pioneer Natural Resources Company	71,222	13,245,155
Plains GP Holdings LP, Class A	148,138	4,869,296
Range Resources Corp.	220,565	6,092,005
Rice Energy, Inc. (I)	290,010	5,408,687
Royal Dutch Shell PLC, A Shares	381,284	9,866,779
Seven Generations Energy, Ltd., Class A (I)	288,743	5,350,072
Suncor Energy, Inc.	498,056	15,604,094
Targa Resources Corp.	95,458	5,393,377
Tesoro Corp.	70,441	6,000,869
Valero Energy Corp.	94,033	6,389,542
WPX Energy, Inc. (I)	776,295	10,014,206
Industrials 1.3%		7,470,142
Trading companies and distributors 1.3%
Univar, Inc. (I)	231,992	7,470,142
Information technology 0.5%		3,251,839
Semiconductors and semiconductor equipment 0.5%
Versum Materials, Inc. (I)	107,286	3,251,839
Materials 30.1%		179,327,991
Chemicals 7.1%
Air Products & Chemicals, Inc.	37,728	5,299,652
Albemarle Corp.	47,823	4,854,513
Celanese Corp., Series A	62,274	5,552,973
FMC Corp.	130,225	7,503,565
Potash Corp. of Saskatchewan, Inc.	237,110	4,132,827
The Chemours Company	132,425	4,457,426
The Dow Chemical Company	127,189	7,918,787
W.R. Grace & Company	38,889	2,754,897
Metals and mining 23.0%
Agnico Eagle Mines, Ltd.	223,385	9,473,758
Alacer Gold Corp. (I)(L)	1,599,285	3,058,413
Barrick Gold Corp.	438,760	8,152,161
BHP Billiton, Ltd., ADR (L)	156,677	5,925,524
Constellium NV, Class A (I)	641,194	5,225,731
Eldorado Gold Corp. (I)	1,048,456	3,204,887
First Quantum Minerals, Ltd.	902,006	9,385,426
Freeport-McMoRan, Inc. (I)	252,335	3,381,289
Glencore PLC (I)	2,768,223	11,035,695
Guyana Goldfields, Inc. (I)	980,456	4,997,506
Ivanhoe Mines, Ltd., Class A (I)(L)	801,727	2,323,934
Lundin Mining Corp. (I)	2,379,014	14,311,340

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       13

		Shares	Value
Materials (continued)
Metals and mining (continued)
	Nevsun Resources, Ltd.	1,323,643	$3,328,541
	Randgold Resources, Ltd., ADR (L)	127,769	11,717,695
	Reliance Steel & Aluminum Company	73,989	6,263,169
	Rio Tinto PLC, ADR (L)	242,953	10,087,409
	Silver Wheaton Corp.	233,580	4,566,489
	Southern Copper Corp. (L)	257,670	9,446,182
	Steel Dynamics, Inc.	193,864	7,095,422
	Tahoe Resources, Inc.	456,823	3,872,780
Utilities 0.8%			4,793,246
Independent power and renewable electricity producers 0.8%
	NextEra Energy Partners LP (L)	155,726	4,793,246
	Yield (%)	Shares	Value
Securities lending collateral 8.8%			$52,153,742
(Cost $52,151,978)
John Hancock Collateral Trust (W)	0.8372(Y)	5,211,674	52,153,742
		Par value^	Value
Short-term investments 0.8%			$4,714,000
(Cost $4,714,000)
Repurchase agreement 0.8%			4,714,000
	Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $4,714,013 on 3-1-17, collateralized by $4,500,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-17 (valued at $4,812,386, including interest)	4,714,000	4,714,000
Total investments (Cost $717,662,831)† 108.8%			$647,251,232
Other assets and liabilities, net (8.8%)			($52,308,150)
Total net assets 100.0%			$594,943,082

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $729,264,076. Net unrealized depreciation aggregated to $82,012,844, of which $49,924,093 related to appreciated investment securities and $131,936,937 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $665,510,853) including $50,958,675 of securities loaned	$595,097,490
Affiliated investments, at value (Cost $52,151,978)	52,153,742
Total investments, at value (Cost $717,662,831)	647,251,232
Cash	17,245
Foreign currency, at value (Cost $30)	30
Receivable for fund shares sold	1,978
Dividends and interest receivable	1,017,759
Receivable for securities lending income	23,393
Other receivables and prepaid expenses	23,826
Total assets	648,335,463
Liabilities
Payable for investments purchased	974,956
Payable for fund shares repurchased	166,955
Payable upon return of securities loaned	52,152,825
Payable to affiliates
Accounting and legal services fees	23,433
Transfer agent fees	289
Trustees' fees	534
Other liabilities and accrued expenses	73,389
Total liabilities	53,392,381
Net assets	$594,943,082
Net assets consist of
Paid-in capital	$986,211,036
Accumulated distributions in excess of net investment income	(3,201,090)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(317,634,209)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(70,432,655)
Net assets	$594,943,082

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($3,048,373 ÷ 252,381 shares)[1]	$12.08
Class I ($139,876 ÷ 11,612 shares)	$12.05
Class 1 ($105,740,588 ÷ 8,689,710 shares)	$12.17
Class NAV ($486,014,245 ÷ 40,249,202 shares)	$12.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.72

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$4,143,200
Securities lending	146,324
Interest	1,770
Less foreign taxes withheld	(129,670)
Total investment income	4,161,624
Expenses
Investment management fees	3,052,814
Distribution and service fees	30,139
Accounting and legal services fees	45,579
Transfer agent fees	2,069
Trustees' fees	5,799
State registration fees	14,740
Printing and postage	9,639
Professional fees	30,417
Custodian fees	49,542
Other	10,235
Total expenses	3,250,973
Less expense reductions	(284,885)
Net expenses	2,966,088
Net investment income	1,195,536
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(63,583,519)
Affiliated investments	(2,667)
(63,586,186)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	110,198,224
Affiliated investments	1,338
110,199,562
Net realized and unrealized gain	46,613,376
Increase in net assets from operations	$47,808,912

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,195,536	$3,280,774
Net realized loss	(63,586,186)	(115,031,841)
Change in net unrealized appreciation (depreciation)	110,199,562	148,892,111
Increase in net assets resulting from operations	47,808,912	37,141,044
Distributions to shareholders
From net investment income
Class A	(20,203)	(16,502)
Class I	(667)	(834)
Class 1	(955,829)	(631,202)
Class NAV	(4,733,549)	(4,760,760)
Total distributions	(5,710,248)	(5,409,298)
From fund share transactions	(88,276,864)	(16,431,586)
Total increase (decrease)	(46,178,200)	15,300,160
Net assets
Beginning of period	641,121,282	625,821,122
End of period	$594,943,082	$641,121,282
Undistributed (accumulated distributions in excess of) net investment income	($3,201,090)	$1,313,622

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       17

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$11.29		$10.75	$18.72	$16.33	$16.04	$21.13
Net investment income[2]	—	[3]	0.02	— [3]	0.01	0.01	0.06
Net realized and unrealized gain (loss) on investments	0.86		0.56	(7.97)	2.41	0.30	(3.04)
Total from investment operations	0.86		0.58	(7.97)	2.42	0.31	(2.98)
Less distributions
From net investment income	(0.07)		(0.04)	—	(0.03)	(0.02)	(0.04)
From net realized gain	—		—	—	—	—	(2.07)
Total distributions	(0.07)		(0.04)	—	(0.03)	(0.02)	(2.11)
Net asset value, end of period	$12.08		$11.29	$10.75	$18.72	$16.33	$16.04
Total return (%)[4,5]	7.65	[6]	5.49	(42.57)	14.87	1.92	(14.60)
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$5	$12	$9	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[7]	1.47	1.58	1.77	1.77	1.82
Expenses including reductions	1.37	[7]	1.38	1.47	1.58	1.58	1.60
Net investment income (loss)	(0.04	) [7]	0.17	(0.02)	0.07	0.03	0.37
Portfolio turnover (%)	15		22	25	193	66	176

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       18

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$11.27		$10.75	$18.74	$16.35	$16.06	$21.18
Net investment income[2]	0.03		0.05	0.01	0.07	0.04	0.11
Net realized and unrealized gain (loss) on investments	0.86		0.55	(7.98)	2.39	0.30	(3.06)
Total from investment operations	0.89		0.60	(7.97)	2.46	0.34	(2.95)
Less distributions
From net investment income	(0.11)		(0.08)	(0.02)	(0.07)	(0.05)	(0.10)
From net realized gain	—		—	—	—	—	(2.07)
Total distributions	(0.11)		(0.08)	(0.02)	(0.07)	(0.05)	(2.17)
Net asset value, end of period	$12.05		$11.27	$10.75	$18.74	$16.35	$16.06
Total return (%)[3]	7.86	[4]	5.72	(42.54)	15.08	2.12	(14.39)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	$1	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[6]	1.16	3.09	2.21	1.40	1.43
Expenses including reductions	1.06	[6]	1.06	1.38	1.38	1.38	1.37
Net investment income	0.45	[6]	0.53	0.06	0.39	0.24	0.65
Portfolio turnover (%)	15		22	25	193	66	176

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       19

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$11.38		$10.85	$18.92	$16.50	$16.20	$21.35
Net investment income[2]	0.02		0.05	0.07	0.11	0.08	0.15
Net realized and unrealized gain (loss) on investments	0.88		0.57	(8.07)	2.42	0.32	(3.09)
Total from investment operations	0.90		0.62	(8.00)	2.53	0.40	(2.94)
Less distributions
From net investment income	(0.11)		(0.09)	(0.07)	(0.11)	(0.10)	(0.14)
From net realized gain	—		—	—	—	—	(2.07)
Total distributions	(0.11)		(0.09)	(0.07)	(0.11)	(0.10)	(2.21)
Net asset value, end of period	$12.17		$11.38	$10.85	$18.92	$16.50	$16.20
Total return (%)[3]	7.93	[4]	5.85	(42.35)	15.44	2.44	(14.21)
Ratios and supplemental data
Net assets, end of period (in millions)	$106		$95	$77	$135	$128	$152
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[5]	1.10	1.08	1.12	1.13	1.12
Expenses including reductions	1.00	[5]	1.00	0.98	1.06	1.11	1.11
Net investment income	0.35	[5]	0.49	0.50	0.61	0.50	0.84
Portfolio turnover (%)	15		22	25	193	66	176

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       20

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$11.30		$10.78	$18.78	$16.38	$16.09	$21.21
Net investment income[2]	0.02		0.06	0.07	0.12	0.09	0.17
Net realized and unrealized gain (loss) on investments	0.88		0.55	(8.00)	2.40	0.31	(3.06)
Total from investment operations	0.90		0.61	(7.93)	2.52	0.40	(2.89)
Less distributions
From net investment income	(0.12)		(0.09)	(0.07)	(0.12)	(0.11)	(0.16)
From net realized gain	—		—	—	—	—	(2.07)
Total distributions	(0.12)		(0.09)	(0.07)	(0.12)	(0.11)	(2.23)
Net asset value, end of period	$12.08		$11.30	$10.78	$18.78	$16.38	$16.09
Total return (%)[3]	7.94	[4]	5.86	(42.27)	15.49	2.45	(14.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$486		$543	$544	$798	$657	$597
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[5]	1.05	1.03	1.07	1.08	1.07
Expenses including reductions	0.95	[5]	0.95	0.93	1.01	1.06	1.06
Net investment income	0.40	[5]	0.56	0.54	0.67	0.57	0.91
Portfolio turnover (%)	15		22	25	193	66	176

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Class A and Class I shares are closed to all new and existing investors, including automatic purchase plans.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       22

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$5,120,831	$5,120,831	—	—
Energy	390,419,441	374,737,397	$15,682,044	—
Industrials	7,470,142	7,470,142	—	—
Information technology	3,251,839	3,251,839	—	—
Materials	179,327,991	168,292,296	11,035,695	—
Utilities	4,793,246	4,793,246	—	—
Securities lending collateral	52,153,742	52,153,742	—	—
Short-term investments	4,714,000	—	4,714,000	—
Total investments in securities	$647,251,232	$615,819,493	$31,431,739	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       23

market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $50,958,675 and received $52,152,825 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017 were $2,031.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       24

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryforward of $93,522,463 and a long-term capital loss carryforward of $152,886,643 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       25

billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets (on an annualized basis). The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances of the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, short dividend expense, and acquired fund fees.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$1,518	Class NAV	$236,725
Class I	37	Total	$284,885
Class 1	46,605

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.90% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       26

Sales charges. Class A shares may be subject to up-front sales changes. For the six months ended February 28, 2017, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,926	$2,024
Class I	—	45
Class 1	25,213	—
Total	$30,139	$2,069

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	11,049,949	7	0.719%	($1,523)
Lender	4,258,035	1	0.845%	100

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       27

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	1,648	$20,172	1,734	$16,495
Repurchased	(41,296)	(499,885)	(134,652)	(1,294,126)
Net decrease	(39,648)	($479,713)	(132,918)	($1,277,631)
Class I shares
Sold	6,409	$80,424	—	—
Distributions reinvested	52	635	85	$809
Repurchased	(1,486)	(18,031)	(8,537)	(88,169)
Net increase (decrease)	4,975	$63,028	(8,452)	($87,360)
Class 1 shares
Sold	1,040,058	$12,746,480	2,365,524	$23,761,490
Distributions reinvested	77,584	955,829	65,956	631,202
Repurchased	(753,532)	(9,034,147)	(1,236,930)	(13,199,964)
Net increase	364,110	$4,668,162	1,194,550	$11,192,728
Class NAV shares
Sold	221,291	$2,597,355	286,281	$2,825,940
Distributions reinvested	387,044	4,733,549	501,661	4,760,760
Repurchased	(8,408,492)	(99,859,245)	(3,189,638)	(33,846,023)
Net decrease	(7,800,157)	($92,528,341)	(2,401,696)	($26,259,323)
Total net decrease	(7,470,720)	($88,276,864)	(1,348,516)	($16,431,586)

Affiliates of the fund owned 100% shares of the fund of Class 1 and Class NAV, respectively, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $89,005,749 and $183,765,455, respectively, for the six months ended February 28, 2017.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       28

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 99.5% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.5%

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355216	354SA 2/17 4/17

John Hancock

New Opportunities Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
30	Notes to financial statements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks indexes climb to record highs following presidential election

Investors were increasingly optimistic during the period, as equities were positively impacted by the potential for lower taxes, increased infrastructure spending, and reduced regulation.

Fund modestly underperformed its benchmark

The fund trailed its benchmark, the Russell 2000 Index, due largely to stock selection.

Stock selection in healthcare and energy detracted

From a sector standpoint, healthcare and energy were among the detractors; industrials and information technology were the top relative contributors.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. The fund may invest in initial public offerings, which are frequently volatile in price. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Discussion of fund performance

From the investment management teams at Brandywine Global, Dimensional, GW&K, and Invesco.

Can you briefly describe the market environment over the six months ended February 28, 2017?

The period was a prosperous time for investors, as U.S. equities continued to post positive returns. Stocks rose significantly following the U.S. presidential election, and many of the major stock indexes hit record highs. Against this backdrop, small-cap stocks beat mid and large caps by a wide margin, and value outpaced growth. The fund's benchmark, the Russell 2000 Index, advanced 12.61% for the six-month period.

Investors continued to rotate away from the defensive sectors of the market that were used as bond proxies in the beginning of the period—such as utilities, real estate, telecommunication services, and consumer staples—into more economically sensitive sectors of the market, including financials, industrials, and energy. Investors are anticipating that the Trump administration will propose to lower taxes, increase infrastructure spending, and reduce regulation, which triggered the sector rotation.

The financials sector benefited from rising interest rates and hopes of decreased regulation, while the energy sector was aided by rising oil prices propelled by a deal struck by major oil producers to cut output after a global glut had pressured the market for the past two years. Except for a short period in the fall, volatility was relatively low and much of the global economic picture remained upbeat. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in a year on evidence that persistent economic strength warranted a less accommodative stance. Central banks outside of the United States continued to signal that they would take action to support economies and markets.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

"Investors are anticipating that the Trump administration will propose to lower taxes, increase infrastructure spending, and reduce regulation..."

Can you tell us about the distinctive multimanager format of this fund?

The fund combines four established asset managers—each specializing in a different approach to small company investing—in the management of a single fund. Dimensional Fund Advisors employs a disciplined approach that emphasizes smaller, lower-priced, and more profitable companies. Brandywine Global Investment Management invests in undervalued stocks that generate significant free cash flow with solid balance sheets. GW&K Investment Management invests in stocks of companies that generate consistent long-term earnings growth. Invesco Advisers invests in stocks of companies with high-quality earnings growth and the potential for attractive capital appreciation.

What drove the fund's performance relative to its benchmark?

Stock selection detracted from relative returns, although sector allocation had a favorable impact. Selection was detrimental in the healthcare and energy sectors, as were positions in consumer discretionary. A significant underweight in real estate and overweight in financials were the primary positive drivers of performance relative to the benchmark. In the financials sector, the fund's

TOP 10 FUND HOLDINGS AS OF 2/28/17 (%)

Popular, Inc.	0.9
SLM Corp.	0.7
Wayfair, Inc., Class A	0.7
Wright Medical Group NV	0.6
MarketAxess Holdings, Inc.	0.6
Grand Canyon Education, Inc.	0.6
TCF Financial Corp.	0.6
IPG Photonics Corp.	0.5
Blackbaud, Inc.	0.5
Oil States International, Inc.	0.5
TOTAL	6.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

"In the financials sector, the fund's overweight versus its benchmark was focused on adding to industries that are expected to benefit from rising interest rates and reduced regulation."
overweight versus its benchmark reflected our efforts to add to industries that are expected to benefit from rising interest rates and reduced regulation.

Within the individual portfolio sleeves, which sectors and stocks were the leading performers and detractors of relative performance?

In the Dimensional sleeve, a significant underweight in real estate, an overweight in industrials, and selection in the energy sector contributed to performance. Conversely, overweights in the consumer discretionary and telecommunication services sectors and stock selection in the healthcare sector detracted.

In the Brandywine sleeve, stock selection in the consumer discretionary, financials, and energy sectors were detrimental to performance. A significant underweight in real estate and selection in information technology were additive to results. In the consumer discretionary sector, dining chain Kona Grill, Inc. was the bottom performer, as the company announced sales that were weaker than expected due to slow retail traffic, inclement weather, and an influx of new restaurant competition. Also, energy company CARBO Ceramics, Inc. detracted from relative returns following disappointing operating results that were affected by adverse ceramic pricing and sales volumes in a weak oil market. We sold both positions prior to period end.

In the GW&K sleeve, stock selection in healthcare and, to a lesser extent, the information technology and consumer staples sectors detracted from performance, while allocation to and selection in the financials and consumer discretionary sectors contributed to performance. The sleeve's bottom performer was biopharmaceutical firm Inotek Pharmaceuticals Corp., which dropped significantly following the failure of its glaucoma drug in Phase 3 trials. We sold the stock

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

on that news. The top performer was for-profit higher education firm Grand Canyon Education, Inc., which reported better-than-expected earnings on favorable enrollment trends.

In the Invesco sleeve, selection in the energy and healthcare sectors detracted from returns, while selection in information technology and an underweight in real estate stocks contributed. Impax Laboratories, Inc. was the leading individual detractor, as the company's sales were impacted by market share losses for some of its generic drugs. We sold Impax during the period. The top contributing stock was Coherent Inc., as the maker of commercial and scientific lasers topped earnings expectations. We sold Coherent, as we believe the stock was fully valued.

How was the portfolio positioned at the end of the period?

The fund was overweight in the industrials, financials, energy, and consumer discretionary sectors and underweight in the real estate, healthcare, utilities, information technology, consumer staples, materials, and telecommunication services sectors.

MANAGED BY

New Opportunities Fund is managed by a team of nine portfolio managers across four different asset managers.

The views expressed in this report are exclusively those of the investment management teams at Brandywine Global, Dimensional, GW&K, and Invesco, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	22.81	10.68	4.99	6.59	66.08	62.74
Class C1	27.38	11.55	5.40	10.85	72.69	69.23
Class I1,2	29.73	11.95	5.59	12.40	75.82	72.29
Class R1[1,2]	29.26	11.79	5.52	12.16	74.56	71.06
Class R2[1,2]	29.61	11.89	5.56	12.30	75.33	71.82
Class R3[1,2]	29.26	11.79	5.52	12.16	74.56	71.06
Class R4[1,2]	29.67	11.92	5.58	12.35	75.59	72.07
Class R5[1,2]	29.87	11.98	5.61	12.43	76.09	72.56
Class R6[1,2]	29.78	11.97	5.60	12.44	75.99	72.46
Class 1[2]	29.87	11.93	5.56	12.42	75.65	71.76
Class NAV[2]	29.91	11.98	5.61	12.46	76.09	72.56
Index†	36.11	12.89	7.22	12.61	83.38	100.81

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.52	2.22	1.21	1.87	1.62	1.77	1.47	1.17	1.12	1.15	1.10
Net (%)	1.21	1.91	0.90	1.56	1.31	1.46	1.06	0.86	0.81	0.84	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-07	16,923	16,923	20,081
Class I1,2	2-28-07	17,229	17,229	20,081
Class R1[1,2]	2-28-07	17,106	17,106	20,081
Class R2[1,2]	2-28-07	17,182	17,182	20,081
Class R3[1,2]	2-28-07	17,106	17,106	20,081
Class R4[1,2]	2-28-07	17,207	17,207	20,081
Class R5[1,2]	2-28-07	17,256	17,256	20,081
Class R6[1,2]	2-28-07	17,246	17,246	20,081
Class 1[2]	2-28-07	17,176	17,176	20,081
Class NAV[2]	2-28-07	17,256	17,256	20,081

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are that of Class NAV shares, which has lower expenses. Had the returns reflected Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 expenses, returns would be lower.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,121.90	$6.37	1.21%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.06	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,118.50	10.03	1.91%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,124.00	4.74	0.90%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.51	0.90%
Class R1	Actual expenses/actual returns	1,000.00	1,121.60	6.89	1.31%
	Hypothetical example for comparison purposes	1,000.00	1,018.30	6.56	1.31%
Class R2	Actual expenses/actual returns	1,000.00	1,123.00	5.58	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class R3	Actual expenses/actual returns	1,000.00	1,121.60	6.89	1.31%
	Hypothetical example for comparison purposes	1,000.00	1,018.30	6.56	1.31%
Class R4	Actual expenses/actual returns	1,000.00	1,123.50	5.05	0.96%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.81	0.96%
Class R5	Actual expenses/actual returns	1,000.00	1,124.30	4.27	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%
Class R6	Actual expenses/actual returns	1,000.00	1,124.40	4.21	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.01	0.80%
Class 1	Actual expenses/actual returns	1,000.00	1,124.20	4.42	0.84%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,124.60	4.16	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.96	0.79%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       11

Fund's investments

Summary of fund's investments as of 2-28-17 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 98.5%		$536,707,072
(Cost $437,336,999)
Consumer discretionary 13.5%		73,689,507	13.5%
Burlington Stores, Inc. (I)	30,527	2,717,208	0.5%
Dave & Buster's Entertainment, Inc. (I)	38,467	2,199,928	0.4%
Grand Canyon Education, Inc. (I)	49,167	3,017,870	0.6%
Polaris Industries, Inc.	32,993	2,811,334	0.5%
Pool Corp.	21,534	2,470,165	0.5%
The Michaels Companies, Inc. (I)	109,713	2,204,134	0.4%
Wayfair, Inc., Class A (I)(L)	96,000	3,629,760	0.7%
OTHER SECURITIES		54,639,108	9.9%
Consumer staples 2.3%		12,725,789	2.3%
The Boston Beer Company, Inc., Class A (I)(L)	14,283	2,265,998	0.4%
OTHER SECURITIES		10,459,791	1.9%
Energy 6.7%		36,494,006	6.7%
Dril-Quip, Inc. (I)(L)	40,284	2,471,423	0.5%
Oceaneering International, Inc.	78,218	2,215,134	0.4%
Oil States International, Inc. (I)(L)	79,174	2,913,603	0.5%
Transocean, Ltd. (I)(L)	149,719	2,069,117	0.4%
OTHER SECURITIES		26,824,729	4.9%
Financials 24.1%		131,338,365	24.1%
Artisan Partners Asset Management, Inc., Class A	94,220	2,680,559	0.5%
Blue Hills Bancorp, Inc.	130,850	2,401,098	0.4%
GAIN Capital Holdings, Inc.	270,121	2,117,749	0.4%
HomeStreet, Inc. (I)	78,198	2,134,805	0.4%
IBERIABANK Corp.	23,175	1,964,081	0.4%
MarketAxess Holdings, Inc.	16,218	3,166,240	0.6%
Pinnacle Financial Partners, Inc.	37,446	2,598,752	0.5%
Popular, Inc.	105,318	4,640,311	0.9%
PrivateBancorp, Inc.	38,382	2,172,421	0.4%
Radian Group, Inc.	117,610	2,188,722	0.4%
Santander Consumer USA Holdings, Inc. (I)	155,680	2,300,950	0.4%
SLM Corp. (I)	321,799	3,858,370	0.7%
Stifel Financial Corp. (I)	50,110	2,703,936	0.5%
TCF Financial Corp.	172,967	3,009,626	0.6%
OTHER SECURITIES		93,400,745	17.0%
Health care 8.9%		48,355,273	8.9%
Acadia Healthcare Company, Inc. (I)	44,847	2,005,558	0.4%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       12

			Shares	Value	% of Net Assets
Health care (continued)
	Globus Medical, Inc., Class A (I)		77,750	$2,162,228	0.4%
	Medidata Solutions, Inc. (I)		35,079	1,961,618	0.4%
	Neurocrine Biosciences, Inc. (I)		54,595	2,410,915	0.5%
	Wright Medical Group NV (I)(L)		113,808	3,172,967	0.6%
OTHER SECURITIES				36,641,987	6.6%
Industrials 19.3%				105,144,125	19.3%
	AECOM (I)		60,654	2,204,773	0.4%
	HEICO Corp.		25,787	2,118,402	0.4%
	Ritchie Brothers Auctioneers, Inc.		66,548	2,242,002	0.4%
	Terex Corp.		75,230	2,350,185	0.4%
	Titan Machinery, Inc. (I)		138,074	1,953,747	0.4%
	WageWorks, Inc. (I)		35,552	2,737,504	0.5%
OTHER SECURITIES				91,537,512	16.8%
Information technology 15.6%				85,066,182	15.6%
	Blackbaud, Inc.		40,991	2,931,676	0.5%
	EPAM Systems, Inc. (I)		26,379	1,942,286	0.4%
	IPG Photonics Corp. (I)		25,250	2,987,075	0.6%
	LogMeIn, Inc.		24,536	2,251,178	0.4%
	MACOM Technology Solutions Holdings, Inc. (I)		52,667	2,427,422	0.5%
	NCR Corp. (I)		50,600	2,432,342	0.5%
	Power Integrations, Inc.		45,115	2,851,268	0.5%
	Tyler Technologies, Inc. (I)		13,496	2,046,668	0.4%
	Zebra Technologies Corp., Class A (I)		30,076	2,728,194	0.5%
OTHER SECURITIES				62,468,073	11.3%
Materials 5.0%				27,023,451	5.0%
	Balchem Corp.		27,963	2,437,535	0.5%
	Reliance Steel & Aluminum Company		32,797	2,776,266	0.5%
OTHER SECURITIES				21,809,650	4.0%
Real estate 1.8%				9,678,717	1.8%
Telecommunication services 0.6%				3,377,940	0.6%
Utilities 0.7%				3,813,717	0.7%
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 4.8%				$26,380,055
(Cost $26,378,307)
John Hancock Collateral Trust (W)	0.8372(Y	)	2,636,134	26,380,055	4.8%
Short-term investments 1.0%				$5,567,594
(Cost $5,567,594)
Money market funds 1.0%				5,567,594	1.0%
State Street Institutional Treasury Money Market Fund, Premier Class	0.4243(Y	)	3,089,891	3,089,891	0.6%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       13

	Yield (%)		Shares	Value	% of Net Assets
Money market funds (continued)
State Street Institutional U.S. Government Money Market Fund	0.4629(Y	)	2,477,703	$2,477,703	0.4%
Total investments (Cost $469,282,900)† 104.3%				$568,654,721	104.3%
Other assets and liabilities, net (4.3%)				(23,460,850)	(4.3)%
Total net assets 100.0%				$545,193,871	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $470,739,284. Net unrealized appreciation aggregated to $97,915,437, of which $116,261,457 related to appreciated investment securities and $18,346,020 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $442,904,593) including $25,612,872 of securities loaned	$542,274,666
Affiliated investments, at value (Cost $26,378,307)	26,380,055
Total investments, at value (Cost $469,282,900)	568,654,721
Receivable for investments sold	5,937,576
Receivable for fund shares sold	74,845
Dividends and interest receivable	344,850
Receivable for securities lending income	21,862
Receivable due from advisor	17,663
Other receivables and prepaid expenses	56,623
Total assets	575,108,140
Liabilities
Due to custodian	86,276
Payable for investments purchased	2,734,466
Payable for fund shares repurchased	565,663
Payable upon return of securities loaned	26,381,379
Payable to affiliates
Accounting and legal services fees	20,952
Transfer agent fees	33,024
Trustees' fees	599
Other liabilities and accrued expenses	91,910
Total liabilities	29,914,269
Net assets	$545,193,871
Net assets consist of
Paid-in capital	$438,679,843
Accumulated distributions in excess of net investment income	(112,624)
Accumulated net realized gain on investments	7,254,831
Net unrealized appreciation (depreciation) on investments	99,371,821
Net assets	$545,193,871

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($313,259,306 ÷ 11,486,861 shares)[1]	$27.27
Class C ($22,205,917 ÷ 824,067 shares)[1]	$26.95
Class I ($13,119,819 ÷ 480,892 shares)	$27.28
Class R1 ($101,875 ÷ 3,739 shares)	$27.24
Class R2 ($174,191 ÷ 6,382 shares)	$27.29
Class R3 ($110,770 ÷ 4,066 shares)	$27.24
Class R4 ($102,647 ÷ 3,761 shares)	$27.29
Class R5 ($100,849 ÷ 3,694 shares)	$27.30
Class R6 ($1,725,881 ÷ 63,289 shares)	$27.27
Class 1 ($63,654,854 ÷ 2,319,174 shares)	$27.45
Class NAV ($130,637,762 ÷ 4,789,415 shares)	$27.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$28.71

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       16

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$3,102,235
Securities lending	109,841
Interest	9,590
Less foreign taxes withheld	(7,286)
Total investment income	3,214,380
Expenses
Investment management fees	2,394,957
Distribution and service fees	580,437
Accounting and legal services fees	45,945
Transfer agent fees	207,024
Trustees' fees	4,710
State registration fees	64,318
Printing and postage	43,773
Professional fees	42,900
Custodian fees	40,374
Other	10,983
Total expenses	3,435,421
Less expense reductions	(549,682)
Net expenses	2,885,739
Net investment income	328,641
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	10,641,595
Affiliated investments	2,340
10,643,935
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	51,140,756
Affiliated investments	955
51,141,711
Net realized and unrealized gain	61,785,646
Increase in net assets from operations	$62,114,287

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$328,641	$897,940
Net realized gain	10,643,935	755,952
Change in net unrealized appreciation (depreciation)	51,141,711	38,103,213
Increase in net assets resulting from operations	62,114,287	39,757,105
Distributions to shareholders
From net investment income
Class A	(223,052)	—
Class I	(33,230)	(242)
Class R2	(324)	(72)
Class R4	(270)	(169)
Class R5	(383)	(281)
Class R6	(7,129)	(329)
Class 1	(223,990)	(178,905)
Class NAV	(526,716)	(536,049)
From net realized gain
Class A	(841,408)	(11,959)
Class C	(59,886)	(9,858)
Class I	(28,021)	(8,151)
Class R1	(266)	(8,151)
Class R2	(454)	(8,151)
Class R3	(289)	(8,151)
Class R4	(268)	(8,190)
Class R5	(263)	(8,151)
Class R6	(4,906)	(8,151)
Class 1	(164,206)	(5,189,313)
Class NAV	(348,210)	(13,268,876)
Total distributions	(2,463,271)	(19,253,149)
From fund share transactions	(46,507,776)	(22,247,324)
Issued in reorganization	—	317,895,822
Total from fund share transactions	(46,507,776)	295,648,498
Total increase	13,143,240	316,152,454
Net assets
Beginning of period	532,050,631	215,898,177
End of period	$545,193,871	$532,050,631
Undistributed (accumulated distributions in excess of) net investment income	($112,624)	$573,829

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       18

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.38		$25.43	$27.07
Net investment income (loss)[3]	—	[4]	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	2.98		1.15	(1.63)
Total from investment operations	2.98		1.16	(1.64)
Less distributions
From net investment income	(0.02)		—	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.09)		(2.21)	—
Net asset value, end of period	$27.27		$24.38	$25.43
Total return (%)[5,6]	12.19	[7]	5.17	(6.06	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$313		$299	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[9]	1.54	1.62	[9]
Expenses including reductions	1.21	[9]	1.22	1.44	[9]
Net investment income (loss)	—	[9,10]	0.06	(0.12	) [9]
Portfolio turnover (%)	20		49 [11]	78	[12]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	Less than 0.005%.
11	Portfolio turnover does not reflect merger activity.
12	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       19

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.15		$25.39	$27.07
Net investment loss[3]	(0.09)		(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	2.96		1.12	(1.62)
Total from investment operations	2.87		0.97	(1.68)
Less distributions
From net realized gain	(0.07)		(2.21)	—
Net asset value, end of period	$26.95		$24.15	$25.39
Total return (%)[4,5]	11.85	[6]	4.38	(6.21	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$22		$21	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	[8]	2.24	2.31	[8]
Expenses including reductions	1.91	[8]	1.93	2.14	[8]
Net investment loss	(0.70	) [8]	(0.64)	(0.83	) [8]
Portfolio turnover (%)	20		49 [9]	78	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Portfolio turnover does not reflect merger activity.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       20

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.41		$25.45	$27.07
Net investment income[3]	0.04		0.09	0.01
Net realized and unrealized gain (loss) on investments	2.99		1.15	(1.63)
Total from investment operations	3.03		1.24	(1.62)
Less distributions
From net investment income	(0.09)		(0.07)	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.16)		(2.28)	—
Net asset value, end of period	$27.28		$24.41	$25.45
Total return (%)[4]	12.40	[5]	5.50	(5.98	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$9	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[7]	1.23	1.30	[7]
Expenses including reductions	0.90	[7]	0.92	1.13	[7]
Net investment income	0.31	[7]	0.37	0.18	[7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class I shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       21

Class R1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.35		$25.42	$27.07
Net investment loss[3]	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.97		1.16	(1.63)
Total from investment operations	2.96		1.14	(1.65)
Less distributions
From net realized gain	(0.07)		(2.21)	—
Net asset value, end of period	$27.24		$24.35	$25.42
Total return (%)[4]	12.16	[5]	5.09	(6.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[7]	1.64	1.71	[7]
Expenses including reductions	1.31	[7]	1.42	1.63	[7]
Net investment loss	(0.10	) [7]	(0.07)	(0.32	) [7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R1 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       22

Class R2 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.41		$25.44	$27.07
Net investment income (loss)[3]	0.02		0.04	(0.01)
Net realized and unrealized gain (loss) on investments	2.98		1.16	(1.62)
Total from investment operations	3.00		1.20	(1.63)
Less distributions
From net investment income	(0.05)		(0.02)	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.12)		(2.23)	—
Net asset value, end of period	$27.29		$24.41	$25.44
Total return (%)[4]	12.30	[5]	5.34	(6.02	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[7]	1.39	1.46	[7]
Expenses including reductions	1.06	[7]	1.17	1.38	[7]
Net investment income (loss)	0.16	[7]	0.17	(0.07	) [7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R2 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       23

Class R3 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.35		$25.42	$27.07
Net investment loss[3]	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.97		1.16	(1.63)
Total from investment operations	2.96		1.14	(1.65)
Less distributions
From net realized gain	(0.07)		(2.21)	—
Net asset value, end of period	$27.24		$24.35	$25.42
Total return (%)[4]	12.16	[5]	5.09	(6.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[7]	1.64	1.71	[7]
Expenses including reductions	1.31	[7]	1.42	1.63	[7]
Net investment loss	(0.10	) [7]	(0.07)	(0.32	) [7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R3 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       24

Class R4 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.41		$25.44	$27.07
Net investment income[3]	0.03		0.07	—	[4]
Net realized and unrealized gain (loss) on investments	2.99		1.16	(1.63)
Total from investment operations	3.02		1.23	(1.63)
Less distributions
From net investment income	(0.07)		(0.05)	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.14)		(2.26)	—
Net asset value, end of period	$27.29		$24.41	$25.44
Total return (%)[5]	12.35	[6]	5.46	(6.02	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[8]	1.39	1.46	[8]
Expenses including reductions	0.96	[8]	1.07	1.28	[8]
Net investment income	0.25	[8]	0.28	0.03	[8]
Portfolio turnover (%)	20		49 [9]	78	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R4 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Portfolio turnover does not reflect merger activity.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       25

Class R5 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.43		$25.46	$27.07
Net investment income[3]	0.05		0.10	0.02
Net realized and unrealized gain (loss) on investments	2.99		1.16	(1.63)
Total from investment operations	3.04		1.26	(1.61)
Less distributions
From net investment income	(0.10)		(0.08)	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.17)		(2.29)	—
Net asset value, end of period	$27.30		$24.43	$25.46
Total return (%)[4]	12.43	[5]	5.59	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.14	1.21	[7]
Expenses including reductions	0.81	[7]	0.92	1.09	[7]
Net investment income	0.40	[7]	0.43	0.22	[7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R5 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       26

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$24.40		$25.46	$27.07
Net investment income[3]	0.05		0.10	0.01
Net realized and unrealized gain (loss) on investments	2.99		1.14	(1.62)
Total from investment operations	3.04		1.24	(1.61)
Less distributions
From net investment income	(0.10)		(0.09)	—
From net realized gain	(0.07)		(2.21)	—
Total distributions	(0.17)		(2.30)	—
Net asset value, end of period	$27.27		$24.40	$25.46
Total return (%)[4]	12.44	[5]	5.52	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.14	1.21	[7]
Expenses including reductions	0.80	[7]	0.90	1.11	[7]
Net investment income	0.40	[7]	0.41	0.19	[7]
Portfolio turnover (%)	20		49 [8]	78	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Portfolio turnover does not reflect merger activity.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$24.56		$25.59	$30.84	$28.54	$22.72	$20.02
Net investment income[2]	0.05		0.09	0.07	— [3]	0.11	0.02
Net realized and unrealized gain (loss) on investments	3.01		1.17	(0.67)	5.25	6.22	2.73
Total from investment operations	3.06		1.26	(0.60)	5.25	6.33	2.75
Less distributions
From net investment income	(0.10)		(0.08)	(0.03)	(0.06)	(0.12)	(0.05)
From net realized gain	(0.07)		(2.21)	(4.62)	(2.89)	(0.39)	—
Total distributions	(0.17)		(2.29)	(4.65)	(2.95)	(0.51)	(0.05)
Net asset value, end of period	$27.45		$24.56	$25.59	$30.84	$28.54	$22.72
Total return (%)[4]	12.42	[5]	5.56	(2.44)	18.66	28.31	13.76
Ratios and supplemental data
Net assets, end of period (in millions)	$64		$55	$62	$75	$68	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.17	1.13	1.12	1.11	1.12
Expenses including reductions	0.84	[6]	0.95	1.05	1.03	1.02	1.03
Net investment income	0.37	[6]	0.40	0.25	— [7]	0.41	0.11
Portfolio turnover (%)	20		49 [8]	78	30	22	30

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Less than 0.005%.
8	Portfolio turnover does not reflect merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$24.41		$25.45	$30.70	$28.42	$22.63	$19.94
Net investment income[2]	0.05		0.10	0.09	0.02	0.13	0.03
Net realized and unrealized gain (loss) on investments	3.00		1.16	(0.68)	5.23	6.18	2.72
Total from investment operations	3.05		1.26	(0.59)	5.25	6.31	2.75
Less distributions
From net investment income	(0.11)		(0.09)	(0.04)	(0.08)	(0.13)	(0.06)
From net realized gain	(0.07)		(2.21)	(4.62)	(2.89)	(0.39)	—
Total distributions	(0.18)		(2.30)	(4.66)	(2.97)	(0.52)	(0.06)
Net asset value, end of period	$27.28		$24.41	$25.45	$30.70	$28.42	$22.63
Total return (%)[3]	12.46	[4]	5.61	(2.39)	18.72	28.35	13.82
Ratios and supplemental data
Net assets, end of period (in millions)	$131		$145	$153	$139	$113	$101
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[5]	1.12	1.08	1.07	1.06	1.07
Expenses including reductions	0.79	[5]	0.90	1.00	0.98	0.97	0.98
Net investment income	0.42	[5]	0.44	0.31	0.05	0.49	0.16
Portfolio turnover (%)	20		49 [6]	78	30	22	30

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Portfolio turnover does not reflect merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock New Opportunities Fund (the fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$73,689,507	$73,688,022	—	$1,485
Consumer staples	12,725,789	12,725,789	—	—
Energy	36,494,006	36,494,006	—	—
Financials	131,338,365	131,338,364	—	1
Health care	48,355,273	48,353,221	—	2,052
Industrials	105,144,125	105,144,125	—	—
Information technology	85,066,182	85,066,182	—	—
Materials	27,023,451	27,023,451	—	—
Real estate	9,678,717	9,678,717	—	—
Telecommunication services	3,377,940	3,377,940	—	—
Utilities	3,813,717	3,813,717	—	—
Securities lending collateral	26,380,055	26,380,055	—	—
Short-term investments	5,567,594	5,567,594	—	—
Total investments in securities	$568,654,721	$568,651,183	—	$3,538

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

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Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $25,612,872 and received $26,381,379 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $1,899.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and merger related transactions.

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Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund's aggregate daily net assets; and (b) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and John Hancock Small Cap Opportunities Trust of the John Hancock Variable Insurance Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; GW&K Investment Management, LLC; and Invesco Advisers, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average net assets of the fund. For the purpose of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.21%, 1.91% and 0.90% of average net assets for Class A, Class C and Class I shares, respectively. These expense limitations expire on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor had contractually agreed to waive fees and/or reimburse operating expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.79%, 1.54%, 1.69%,1.29% and 1.09% of average net assets for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. These expense limitations expired on December 31, 2016.

The Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average net assets attributable to Class R6 shares (the class expense waiver). The class expense waiver expired on December 31, 2016.

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The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce its advisory fees for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class specific fees, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor had voluntarily agreed to waive a portion of its advisory fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Brandywine Global Investment Management, LLC. This voluntary expense reimbursement may terminate at anytime.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$316,954	Class R4	$99
Class C	22,260	Class R5	97
Class I	10,389	Class R6	1,879
Class R1	98	Class NAV	137,881
Class R2	167	Class 1	59,704
Class R3	106	Total	$549,634

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       34

determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $48 for Class R4 shares for the six months ended February 28, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,062 for the six months ended February 28, 2017. Of this amount, $4,410 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,378 was paid as sales commissions to broker-dealers and $6,274 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $979 and $193 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$457,870	$188,065
Class C	107,137	13,201
Class I	—	5,573
Class R1	239	8
Class R2	204	13
Class R3	260	8
Class R4	121	8
Class R5	—	8
Class R6	—	140
Class 1	14,606	—
Total	$580,437	$207,024

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       35

outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$1,718,183	3	0.880%	$126

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	786,392	$20,382,099	172,243	$4,118,702
Issued in reorganization (Note 9)	—	—	12,832,876	286,042,237
Distributions reinvested	35,781	967,153	167	3,808
Repurchased	(1,599,775)	(41,518,341)	(745,898)	(17,665,101)
Net increase (decrease)	(777,602)	($20,169,089)	12,259,388	$272,499,646
Class C shares
Sold	23,353	$611,232	13,448	$314,134
Issued in reorganization (Note 9)	—	—	916,619	20,287,524
Distributions reinvested	1,866	49,921	75	1,707
Repurchased	(74,881)	(1,903,655)	(60,341)	(1,404,369)
Net increase (decrease)	(49,662)	($1,242,502)	869,801	$19,198,996
Class I shares
Sold	175,150	$4,784,293	27,399	$683,105
Issued in reorganization (Note 9)	—	—	449,646	10,025,661
Distributions reinvested	2,124	57,409	—	—
Repurchased	(79,711)	(2,043,050)	(97,410)	(2,341,923)
Net increase	97,563	$2,798,652	379,635	$8,366,843
Class R1 shares
Sold	—	—	45	$1,000
Net increase	—	—	45	$1,000
Class R2 shares
Sold	—	—	2,680	$65,400
Distributions reinvested	12	327	—	—
Repurchased	—	—	(4)	(101)
Net increase	12	$327	2,676	$65,299
Class R3 shares
Sold	6	$144	365	$8,724
Distributions reinvested	1	26	—	—
Net increase	7	$170	365	$8,724
Class R4 shares
Sold	2	$63	63	$1,459
Distributions reinvested	—	—	2	40
Net increase	2	$63	65	$1,499

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		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	281	$6,895	21	$482
Issued in reorganization (Note 9)	—	—	69,105	1,540,400
Distributions reinvested	422	11,390	—	—
Repurchased	(7,578)	(202,468)	(2,656)	(60,235)
Net increase (decrease)	(6,875)	($184,183)	66,470	$1,480,647
Class 1 shares
Sold	265,333	$7,195,924	128,775	$3,009,266
Distributions reinvested	14,277	388,196	234,933	5,368,218
Repurchased	(211,817)	(5,504,692)	(541,417)	(12,691,398)
Net increase (decrease)	67,793	$2,079,428	(177,709)	($4,313,914)
Class NAV shares
Sold	9,465	$259,749	19,888	$465,635
Distributions reinvested	32,381	874,926	608,146	13,804,925
Repurchased	(1,196,380)	(30,925,317)	(689,457)	(15,930,802)
Net decrease	(1,154,534)	($29,790,642)	(61,423)	($1,660,242)
Total net increase (decrease)	(1,823,296)	($46,507,776)	13,339,313	$295,648,498

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class R5.

Affiliates of the fund owned shares of the fund of the following Classes on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Class	% by Class	Class	% by Class
Class I	1%	Class R4	98%
Class R1	99%	Class R5	100%
Class R2	58%	Class R6	6%
Class R3	91%	Class NAV	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $103,522,317 and $151,008,646, respectively, for the six months ended February 28, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 35.6% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Fund II Multimanager Lifestyle Growth Portfolio	11.6%
John Hancock Fund II Multimanager Lifestyle Balanced Portfolio	7.1%
John Hancock Fund II Multimanager Lifestyle Aggressive Portfolio	5.2%

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Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the fund engaged in purchases and sales amounting to $1,573,282 and $2,278,340, respectively.

Note 9 — Reorganization

On April 15, 2016, the shareholders of John Hancock Small Cap Equity Fund (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio's shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar investment objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio's identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 13, 2016. The following outlines the reorganization:

Acquiring portfolio	Acquired portfolio	Net asset value of the acquired portfolio	Appreciation of the acquired portfolio investment	Shares redeemed by the acquired portfolio	Shares issued by the acquiring portfolio	Acquiring portfolio net assets prior to combination	Acquiring portfolio total net assets after combination
New Opportunities	Small Cap Equity Fund	$317,895,822	($16,250,727)	11,031,100	14,268,245	$194,897,503	$512,793,325

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio's Statement of operations at August 31, 2016. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Assuming the acquisition had been completed on September 1, 2015, the beginning of the reporting period, the Acquiring Portfolio's pro forma results of operations for the year ended August 31, 2016 are as follows:

Net investment income	($431,676)
Net realized and unrealized gain (loss)	5,917,266
Increase (decrease) in net assets from operations	$5,485,591

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

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More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
GW & K Investment Management, LLC
Invesco Advisers, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355217	452SA 2/17 4/17

John Hancock

Redwood Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Election results sparked U.S. equities

U.S. stocks rallied in response to the election of President Donald Trump and his proposals to jumpstart growth through tax reform, increased fiscal spending, and reduced regulation.

Depressed volatility dampened performance

The fund outperformed its primary benchmark, the Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index, but underperformed the broad-based S&P 500 Index due to an extended period of below normal volatility and its strong emphasis on downside protection.

Higher rates could spur higher volatility

We believe a normalized interest-rate environment is the most likely driver of a return to a normalized volatility regime.

PORTFOLIO COMPOSITION AS OF 2/28/17 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

What factors most influenced the U.S. economy and equity markets over the six months ended February 28, 2017?

U.S. equity markets rallied following the surprise presidential election of Donald Trump and sustained positive momentum as the new administration began its term in the White House. The Trump administration's proposals for corporate tax reform, reduced corporate regulation, and increased fiscal spending focused on infrastructure spurred broad stock gains, with cyclical sectors, including financials, information technology, and industrials, delivering the best performance. Financials were additionally supported by the U.S. Federal Reserve's (Fed's) decision to raise its short-term interest rate target 25 basis points at its December meeting and its plans for additional rate hikes in 2017, including one in March.

Bond yields rose sharply in the wake of the election, weighing on the performance of the income-oriented real estate, telecommunication services, and consumer staples sectors. Meanwhile, a production cut by OPEC supported an almost 12% rise in crude oil prices for the period. The CBOE Volatility Index (VIX) trended higher in the two months leading up to the U.S. election, spiking above 22 in the final week before the vote, but the market quickly calmed and volatility was extremely low during the remainder of the reporting period.

We had expected volatility to increase in response to the Trump victory; instead, equity markets entered a period of relative calm with the S&P 500 Index seeing few major swings in either direction as it finished 10.01% higher. Such below average volatility made it difficult for the fund to earn attractive yields from its volatility harvesting strategy. We are encouraged by the Fed's plans for rate tightening and believe normalized interest rates could lead to a return to normal volatility levels. Geopolitical risks related to pending elections in Europe and increasing tensions in Asia could also cause volatility to revert higher.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       4

"We had expected volatility to increase in response to the Trump victory; instead, equity markets entered a period of relative calm ..."

How did the volatility environment affect fund performance compared to the overall stock market and its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index?

The fund's strategy seeks to generate performance by taking advantage of volatility; however, the positive relationship between option premiums and volatility requires average to above-average levels of volatility in order for the fund's buy-write strategy to benefit. Volatility, as measured by the VIX, was range bound between 12 and 14 for most of the post-election period, stubbornly below the historical average which is closer to 20. This subdued volatility, as well as the fund's limited exposure to equity market risk, caused it to lag the S&P 500 Index. However, the fund did capture enough yield to outperform its primary benchmark.

What were the main detractors for performance for the period?

Fund performance was also negatively affected by several unprofitable buy/write positions. The fund's position in generic drug maker Teva Pharmaceutical Industries, Ltd. was the largest detractor from performance primarily due to generic competition as well as weakness within its own generic division; thus, Teva saw its revenue decline more than expected.

Drug distributor McKesson Corp. was another detractor that was impacted by drug pricing pressure

SECTOR COMPOSITION AS OF 2/28/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       5

"While the fund's absolute performance lagged the overall equity market for the period, it delivered returns close to our target for a period of normal volatility."
that weighed on its growth forecast. The fund's position in fashion apparel and accessories designer Michael Kors Holdings, Ltd. also detracted from relative results as it suffered through a generally weak environment for traditional soft goods retailers who are continuing to lose market share to e-commerce. We sold the fund's positions in Teva and McKesson before period end.

What were some of the positive drivers of performance?

Despite fewer opportunities to harvest higher volatility yields, the fund benefited from profitable buy/write positions across sectors. A buy/write position in commercial carrier Delta Air Lines, Inc. was one of the top contributors to absolute return for the period and had a positive relative impact as well as the company benefited from improving revenue per seat mile as it pulled back capacity. Global bank Citigroup, Inc. led a strong performance for financials companies in the post-election period as it enjoyed wider net interest margins from higher interest rates and the likelihood of less industry regulation.

Performance was also aided by a buy/write position in personal technology maker Apple, Inc., which staged a recovery in iPhone sales and saw strength in its high margin services businesses.

What changes did you make to the portfolio during the period?

Early in the reporting period, we took advantage of short bouts of volatility to add several positions

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Citigroup, Inc.	9.0
Delta Air Lines, Inc.	6.3
Diamondback Energy, Inc.	5.0
Apple, Inc.	4.2
Walgreens Boots Alliance, Inc.	4.0
Legg Mason, Inc.	3.8
Time Warner, Inc.	3.5
Celgene Corp.	3.3
Microsoft Corp.	3.0
Comcast Corp., Class A	3.0
TOTAL	45.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       6

at high single-digit yields in the consumer space. We initiated new positions in Brunswick Corp., BorgWarner, Inc., and Hanesbrands, Inc. in the consumer discretionary sector and Procter & Gamble Co. in the consumer staples sector. To fund these purchases, we lowered the fund's exposure to the financials sector, where stock prices began to move away from underlying intrinsic valuations, making it more difficult to capture attractive yields from call writing. Prior to period end, we sold Brunswick and Procter & Gamble.

How was the fund positioned at the end of the period?

The fund requires periods of normal volatility to capture meaningful yields from the equity call options we purchase. While the fund's absolute performance lagged the overall equity market for the period, it delivered returns close to our target for a period of normal volatility. We are encouraged by the Fed's plans for additional interest rate increases and believe a normalized interest rate environment will bring with it the return to a normalized volatility environment. In such a regime, we are confident in our ability to reset the portfolio at higher yields, while continuing to offer significant downside protection in the event of an equity pullback.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an investment division of Robeco Investment Management, Inc.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	1.11	1.14	2.51	-3.21	5.83	14.40
Class C2	4.66	1.40	2.69	0.51	7.18	15.47
Class I2,3	6.69	2.49	3.80	1.97	13.08	22.42
Class R6[2,3]	6.87	2.63	3.95	2.06	13.88	23.34
Class NAV[3]	6.87	2.63	3.94	2.06	13.86	23.31
Index 1†	0.39	0.14	0.13	0.22	0.69	0.69
Index 2†	24.98	14.01	16.69	10.01	92.63	130.78

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.65	2.35	1.33	1.24	1.22
Net (%)	1.65	2.35	1.33	1.24	1.22

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	11,547	11,547	10,069	23,078
Class I2,3	9-29-11	12,242	12,242	10,069	23,078
Class R6[2,3]	9-29-11	12,334	12,334	10,069	23,078
Class NAV[3]	9-29-11	12,331	12,331	10,069	23,078

The Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.90	$8.01	1.60%
	Hypothetical example for comparison purposes	1,000.00	1,016.90	8.00	1.60%
Class C	Actual expenses/actual returns	1,000.00	1,015.10	11.49	2.30%
	Hypothetical example for comparison purposes	1,000.00	1,013.40	11.48	2.30%
Class I	Actual expenses/actual returns	1,000.00	1,019.70	6.46	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.46	1.29%
Class R6	Actual expenses/actual returns	1,000.00	1,020.60	5.91	1.18%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.91	1.18%
Class NAV	Actual expenses/actual returns	1,000.00	1,020.60	5.91	1.18%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.91	1.18%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 78.4%		$81,406,975
(Cost $69,449,246)
Consumer discretionary 19.4%		20,133,394
Auto components 4.1%
BorgWarner, Inc.	66,500	2,805,635
The Goodyear Tire & Rubber Company	40,600	1,423,030
Media 6.5%
Comcast Corp., Class A	84,200	3,150,764
Time Warner, Inc.	36,500	3,584,665
Specialty retail 3.4%
Best Buy Company, Inc.	27,300	1,204,749
Foot Locker, Inc.	31,200	2,360,904
Textiles, apparel and luxury goods 5.4%
Hanesbrands, Inc.	50,500	1,010,505
Kate Spade & Company (I)	97,200	2,319,192
Michael Kors Holdings, Ltd. (I)	62,300	2,273,950
Consumer staples 4.0%		4,189,430
Food and staples retailing 4.0%
Walgreens Boots Alliance, Inc.	48,500	4,189,430
Energy 8.0%		8,332,854
Oil, gas and consumable fuels 8.0%
ConocoPhillips	25,200	1,198,764
Diamondback Energy, Inc. (I)	51,500	5,194,290
EOG Resources, Inc.	20,000	1,939,800
Financials 15.9%		16,457,874
Banks 11.3%
Bank of America Corp.	29,400	725,592
Citigroup, Inc.	156,600	9,366,246
Wells Fargo & Company	28,700	1,661,156
Capital markets 4.6%
Legg Mason, Inc.	104,000	3,922,880
TD Ameritrade Holding Corp.	20,000	782,000
Health care 8.6%		8,973,029
Biotechnology 4.9%
Celgene Corp. (I)	27,900	3,445,929
Gilead Sciences, Inc.	23,600	1,663,328
Health care providers and services 1.9%
HCA Holdings, Inc. (I)	22,400	1,954,176

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       12

			Shares	Value
Health care (continued)
Pharmaceuticals 1.8%
	Allergan PLC		7,800	$1,909,596
Industrials 6.3%				6,490,900
Airlines 6.3%
	Delta Air Lines, Inc.		130,000	6,490,900
Information technology 16.2%				16,829,494
Communications equipment 3.0%
	Cisco Systems, Inc.		89,800	3,069,364
IT services 4.3%
	Cognizant Technology Solutions Corp., Class A (I)		43,100	2,554,537
	Visa, Inc., Class A		22,200	1,952,268
Semiconductors and semiconductor equipment 1.7%
	QUALCOMM, Inc.		31,100	1,756,528
Software 3.0%
	Microsoft Corp.		49,300	3,154,214
Technology hardware, storage and peripherals 4.2%
	Apple, Inc.		31,700	4,342,583
	Yield (%)		Shares	Value
Short-term investments 38.9%				$40,323,748
(Cost $40,323,748)
Money market funds 38.9%				40,323,748
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4629(Y	)	40,323,748	40,323,748
Total investments (Cost $109,772,994)† 117.3%				$121,730,723
Other assets and liabilities, net (17.3%)				($17,965,522)
Total net assets 100.0%				$103,765,201

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $116,575,048. Net unrealized appreciation aggregated to $5,155,675, of which $6,613,521 related to appreciated investment securities and $1,457,846 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       13

DERIVATIVES

WRITTEN OPTIONS

Options on securities - Exchange traded

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Allergan PLC	180.00	Jun 2017	78	$206,536	($511,875)
Apple, Inc.	105.00	Jun 2017	311	523,078	(1,007,640)
Bank of America Corp.	14.00	Jun 2017	10	3,120	(10,575)
Bank of America Corp.	15.00	Jun 2017	284	67,579	(272,640)
Best Buy Co., Inc.	35.00	Jun 2017	273	328,128	(273,683)
Borgwarner, Inc.	30.00	Jan 2018	665	601,166	(877,800)
Celgene Corp.	100.00	Jan 2018	279	723,699	(819,562)
Cisco Systems, Inc.	27.00	Apr 2017	651	249,815	(475,230)
Cisco Systems, Inc.	28.00	Jul 2017	247	104,222	(154,375)
Citigroup, Inc.	52.50	Jan 2018	1,574	1,950,079	(1,652,700)
Cognizant Technology Solutions	45.00	Jul 2017	146	168,474	(216,080)
Cognizant Technology Solutions	47.50	Jul 2017	285	283,977	(348,575)
Comcast Corp.	31.25	Sep 2017	842	404,976	(553,615)
ConocoPhillips	37.00	May 2017	252	215,949	(265,230)
Delta Air Lines, Inc.	40.00	Jan 2018	1,300	1,691,210	(1,543,750)
Diamondback Energy, Inc.	80.00	Jun 2017	515	1,501,686	(1,138,150)
EOG Resources, Inc.	80.00	Jan 2018	200	450,934	(428,500)
Foot Locker, Inc.	60.00	May 2017	202	284,200	(315,120)
Foot Locker, Inc.	62.50	Jan 2018	110	133,862	(169,400)
Gilead Sciences, Inc.	70.00	Aug 2017	236	90,848	(112,100)
Hanesbrands, Inc.	19.00	Jul 2017	505	243,384	(107,313)
HCA Holdings, Inc.	77.50	Sep 2017	224	261,258	(290,080)
Kate Spade & Coimpany	13.00	Jul 2017	972	531,633	(1,078,920)
Legg Mason, Inc.	27.00	May 2017	1,040	693,622	(1,097,200)
Michael Kors Holdings LTD	35.00	Aug 2017	623	501,035	(277,235)
Microsoft Corp.	52.50	Jul 2017	493	360,848	(586,670)
Qualcomm, Inc.	55.00	Jun 2017	154	189,872	(58,135)
Qualcomm, Inc.	57.50	Jun 2017	157	183,994	(38,465)
TD Ameritrade Holding Corp.	33.00	Aug 2017	200	141,388	(141,388)
The Goodyear Tire & Rubber Company	27.00	Apr 2017	406	266,314	(336,980)
Time Warner, Inc.	87.50	Jan 2018	365	467,905	(494,575)
Visa, Inc	70.00	Jun 2017	222	236,416	(412,365)
Walgreens Boots Alliance, Inc.	72.50	Jun 2017	485	548,503	(711,738)
Wells Fargo & Company	47.00	Jun 2017	287	222,121	(323,593)
				$14,831,831	($17,101,257)
Puts
Apple, Inc.	90.00	Jun 2017	450	$462,122	($3,600)
Cisco Systems, Inc.	27.00	Jan 2018	427	70,436	(34,587)
Coach, Inc.	31.00	May 2017	226	35,472	(5,085)
Hewlett Packard Enterprise Company	20.00	May 2017	873	68,144	(24,007)
Las Vegas Sands Corp.	45.00	Jun 2017	158	29,539	(11,771)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       14

Options on securities - Exchange traded (continued)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Las Vegas Sands Corp.	48.00	Mar 2017	663	131,244	(8,288)
Mattel, Inc.	24.00	Apr 2017	300	17,687	(18,750)
Microsoft Corp.	60.00	Mar 2017	100	6,496	(600)
Netease, Inc.	215.00	Mar 2017	50	15,648	(625)
Parsley Energy, Inc.	25.00	Sep 2017	650	79,920	(81,250)
Phillips 66	72.50	Jun 2017	185	58,636	(28,212)
				$975,344	($216,775)
				$15,807,175	($17,318,032)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Investments, at value (Cost $109,772,994)	$121,730,723
Receivable for investments sold	1,990,666
Receivable for fund shares sold	2,019
Dividends and interest receivable	175,887
Other receivables and prepaid expenses	22,951
Total assets	123,922,246
Liabilities
Payable for investments purchased	2,728,032
Payable for fund shares repurchased	35,104
Written options, at value (premium received $15,807,175)	17,318,032
Payable to affiliates
Accounting and legal services fees	10,637
Transfer agent fees	805
Trustees' fees	535
Other liabilities and accrued expenses	63,900
Total liabilities	20,157,045
Net assets	$103,765,201
Net assets consist of
Paid-in capital	$105,418,377
Accumulated net investment loss	(291,035)
Accumulated net realized gain (loss) on investments and options written	(11,809,013)
Net unrealized appreciation (depreciation) on investments and options written	10,446,872
Net assets	$103,765,201

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($299,336 ÷ 29,183 shares)[1]	$10.26
Class C ($106,823 ÷ 10,597 shares)[1]	$10.08
Class I ($6,990,912 ÷ 674,765 shares)	$10.36
Class R6 ($11,661,084 ÷ 1,118,646 shares)	$10.42
Class NAV ($84,707,046 ÷ 8,125,912 shares)	$10.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.80

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       16

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$1,936,977
Interest	238,236
Total investment income	2,175,213
Expenses
Investment management fees	2,143,272
Distribution and service fees	1,042
Accounting and legal services fees	27,024
Transfer agent fees	6,448
Trustees' fees	3,917
State registration fees	31,078
Printing and postage	9,320
Professional fees	39,128
Custodian fees	25,048
Other	22,425
Total expenses	2,308,702
Less expense reductions	(15,336)
Net expenses	2,293,366
Net investment loss	(118,153)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	28,423,793
Written options	(14,280,693)
14,143,100
Change in net unrealized appreciation (depreciation) of
Investments	(6,698,265)
Written options	1,193,901
(5,504,364)
Net realized and unrealized gain	8,638,736
Increase in net assets from operations	$8,520,583

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($118,153)	($192,207)
Net realized gain (loss)	14,143,100	(15,018,298)
Change in net unrealized appreciation (depreciation)	(5,504,364)	24,082,991
Increase in net assets resulting from operations	8,520,583	8,872,486
Distributions to shareholders
From net realized gain
Class A	—	(41,209)
Class C	—	(11,471)
Class I	—	(2,331,058)
Class R6	—	(839,786)
Class NAV	—	(36,932,923)
Total distributions	—	(40,156,447)
From fund share transactions	(377,197,871)	(49,614,550)
Total decrease	(368,677,288)	(80,898,511)
Net assets
Beginning of period	472,442,489	553,341,000
End of period	$103,765,201	$472,442,489
Accumulated net investment loss	($291,035)	($172,882)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       18

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.07		$10.73	$11.52	$11.28
Net investment loss[3]	(0.01)		(0.05)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.20		0.20	(0.17)	0.32
Total from investment operations	0.19		0.15	(0.25)	0.24
Less distributions
From net realized gain	—		(0.81)	(0.54)	—
Net asset value, end of period	$10.26		$10.07	$10.73	$11.52
Total return (%)[4,5]	1.89	[6]	1.50	(2.24)	2.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	[8]	1.60	3.12	6.19	[8]
Expenses including reductions	1.60	[8]	1.59	1.70	1.62	[8]
Net investment loss	(0.23	) [8]	(0.45)	(0.74)	(1.07	) [8]
Portfolio turnover (%)	69		82	89	86	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       19

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.93		$10.67	$11.53	$11.46
Net investment loss[3]	(0.05)		(0.12)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	0.20		0.19	(0.16)	0.11
Total from investment operations	0.15		0.07	(0.32)	0.07
Less distributions
From net realized gain	—		(0.81)	(0.54)	—
Net asset value, end of period	$10.08		$9.93	$10.67	$11.53
Total return (%)[4,5]	1.51	[6]	0.72	(2.86)	0.61	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31	[8]	2.30	8.25	19.72	[8]
Expenses including reductions	2.30	[8]	2.29	2.40	2.40	[8]
Net investment loss	(0.98	) [8]	(1.16)	(1.46)	(1.91	) [8]
Portfolio turnover (%)	69		82	89	86	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       20

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.16		$10.79	$11.54	$11.28
Net investment loss[3]	—	[4]	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.20		0.20	(0.17)	0.32
Total from investment operations	0.20		0.18	(0.21)	0.26
Less distributions
From net realized gain	—		(0.81)	(0.54)	—
Net asset value, end of period	$10.36		$10.16	$10.79	$11.54
Total return (%)[5]	1.97	[6]	1.79	(1.87)	2.30	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$14	$29	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[8]	1.28	1.33	5.87	[8]
Expenses including reductions	1.29	[8]	1.27	1.32	1.30	[8]
Net investment loss	(0.05	) [8]	(0.15)	(0.38)	(0.75	) [8]
Portfolio turnover (%)	69		82	89	86	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class I shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       21

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.83	$11.55	$11.28
Net investment income (loss)[3]	0.01		— [4]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.20		0.19	(0.16)	0.32
Total from investment operations	0.21		0.19	(0.18)	0.27
Less distributions
From net realized gain	—		(0.81)	(0.54)	—
Net asset value, end of period	$10.42		$10.21	$10.83	$11.55
Total return (%)[5]	2.06	[6]	1.88	(1.61)	2.39	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$11	$11	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[8]	1.19	1.28	5.78	[8]
Expenses including reductions	1.18	[8]	1.16	1.16	1.16	[8]
Net investment income (loss)	0.18	[8]	(0.03)	(0.20)	(0.60	) [8]
Portfolio turnover (%)	69		82	89	86	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       22

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.83	$11.56	$11.17	$10.78	$10.00
Net investment income (loss)[3]	—	[4]	— [4]	(0.02)	(0.07)	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.21		0.19	(0.17)	0.67	0.58	0.77
Total from investment operations	0.21		0.19	(0.19)	0.60	0.62	0.81
Less distributions
From net investment income	—		—	—	—	(0.09)	(0.01)
From net realized gain	—		(0.81)	(0.54)	(0.21)	(0.14)	(0.02)
Total distributions	—		(0.81)	(0.54)	(0.21)	(0.23)	(0.03)
Net asset value, end of period	$10.42		$10.21	$10.83	$11.56	$11.17	$10.78
Total return (%)[5]	2.06	[6]	1.88	(1.69)	5.44	5.85	8.09	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$85		$446	$513	$546	$458	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[7]	1.17	1.16	1.16	1.14	1.16	[7]
Expenses including reductions	1.18	[7]	1.16	1.16	1.15	1.14	1.16	[7]
Net investment income (loss)	(0.07	) [7]	(0.03)	(0.21)	(0.59)	0.34	0.41	[7]
Portfolio turnover (%)	69		82	89	86	74	95

1	Six months ended 2-28-17. Unaudited.
2	Period from 9-29-11 (commencement of operations) to 8-31-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       24

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017 were $1,846.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2017, the fund wrote option contracts to to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following table summarizes the fund's written options activities during the six months ended February 28, 2017.

	Number of contracts	Premiums
Outstanding, beginning of period	90,667	$63,571,118
Options written	91,120	65,601,072
Option closed	(98,127)	(75,627,169)
Options exercised	(54,296)	(34,336,972)
Options expired	(10,689)	(3,400,874)
Outstanding, end of period	18,675	$15,807,175

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       26

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Written options, at value	Written options	—	($17,318,032)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Statement of operations location - net realized gain (loss) on:
Risk	Written options
Equity	($14,280,693)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Statement of operations location - change in unrealized appreciation (depreciation)
Risk	Written options
Equity	$1,193,901

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of the following: If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       27

The Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expired on December 31, 2016.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$12	Class R6	$1,064
Class C	4	Class NAV	13,903
Class I	353	Total	$15,336

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 1.10% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales changes. For the six months ended February 28, 2017, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $3 Class C shares and no CDSCs were received for Class A shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       28

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$477	$196
Class C	565	70
Class I	—	5,263
Class R6	—	919
Total	$1,042	$6,448

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$33,651,914	1	0.845%	$790

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,801	$48,416	17,618	$174,901
Distributions reinvested	—	—	4,129	41,209
Repurchased	(4,630)	(47,321)	(42,910)	(405,210)
Net increase (decrease)	171	$1,095	(21,163)	($189,100)
Class C shares
Sold	—	—	939	$10,000
Distributions reinvested	—	—	442	4,369
Repurchased	(1,028)	(10,339)	(2,919)	(28,581)
Net decrease	(1,028)	($10,339)	(1,538)	($14,212)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       29

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class I shares
Sold	144,838	$1,490,669	1,205,412	$12,229,604
Distributions reinvested	—	—	231,737	2,326,637
Repurchased	(869,644)	(8,902,874)	(2,740,910)	(27,839,943)
Net decrease	(724,806)	($7,412,205)	(1,303,761)	($13,283,702)
Class R6 shares
Sold	15,549	$159,553	78,160	$819,865
Distributions reinvested	—	—	83,230	839,786
Repurchased	(12,335)	(127,452)	(40,064)	(408,622)
Net increase	3,214	$32,101	121,326	$1,251,029
Class NAV shares
Sold	118,706	$1,276,303	935,573	$9,487,867
Distributions reinvested	—	—	3,660,349	36,932,923
Repurchased	(35,698,881)	(371,084,826)	(8,233,438)	(83,799,355)
Net decrease	(35,580,175)	($369,808,523)	(3,637,516)	($37,378,565)
Total net decrease	(36,302,624)	($377,197,871)	(4,842,652)	($49,614,550)

Affiliates of the fund owned 82% and 100% of shares of the fund of Class C and Class NAV, respectively, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $189,547,840 and $437,024,329, respectively, for the six months ended February 28, 2017.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 81.6% of the fund's net assets. The following affiliated fund owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Alternative Asset Allocation Fund	81.6%

Note 9 — New rule issuance

In October 2016, the Securities and Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners, a division of Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355218	423SA 2/17 4/17

John Hancock

Small Cap Value Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks rallied sharply

The U.S. equity market produced robust returns amid optimism about the U.S. economy; small-cap value stocks led the market's advance.

The fund advanced but trailed its benchmark

The fund delivered a strong absolute return for the six-month reporting period but lagged the performance of its benchmark, the Russell 2000 Value Index.

Stock selection detracted

Individual security selection, particularly in the industrials and information technology sectors, detracted the most from relative results.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

Can you provide a brief overview of U.S. equity market performance over the six months ended February 28, 2017?

U.S. stocks enjoyed a strong rally during the period as the S&P 500 Index returned 10.01%. Most of the advance in the equity market occurred after the presidential election in November, which sparked optimism that the new administration would implement fiscal policies that would lead to stronger U.S. economic growth. Stocks rallied despite an interest rate increase by the U.S. Federal Reserve in December, almost exactly one year after its previous rate hike.

Small-cap stocks outperformed large-company shares for the six-month reporting period, while value stocks outpaced growth-oriented issues. The Russell 2000 Value Index, the fund's benchmark, returned 15.80% for the reporting period. Its robust return was driven by the more economically sensitive sectors of the market, including materials, financials, information technology, industrials, and energy.

How did the fund perform in this environment?

The fund generated a strong absolute return but trailed the performance of its benchmark. Throughout different market cycles,our focus continues to be on investing in higher-quality companies with durable business models, strong balance sheets, leading market positions, and seasoned management teams incented to create longer-term shareholder value. We believe that investing in companies with these attributes at a valuation discount provides downside protection and the opportunity for strong absolute returns over longer periods of time. However, when sharply positive absolute returns are generated in a relatively short period of time, as was the case during the six-month period, the portfolio tends to be challenged in terms of relative performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

"Stock selection detracted from relative results, particularly in the industrials and information technology sectors."

Stock selection detracted from relative results, particularly in the industrials and information technology sectors. Sector allocation, which is a by-product of our individual stock selection process, contributed positively to performance versus the index, driven primarily by underweight positions in the real estate and consumer discretionary sectors and an overweight position in the industrials sector.

Can you give us some examples of individual detractors?

In the industrials sector, the most significant detractors were FTI Consulting, Inc. and Huron Consulting Group, Inc., both of which are business and management advisory firms. Both companies failed to meet earnings expectations during the reporting period amid decreasing demand for their services. Shares of Huron Consulting declined in the wake of its acquisition of growth strategy firm Innosight Consulting LLC. Weakness in its healthcare advisory business, given industry uncertainty, also hurt Huron's shares. We continue to believe Huron has positioned itself well by diversifying its markets, segments, and revenue cycles. In the case of FTI Consulting, the company has been divesting noncore, low-margin assets and refocusing on organic growth. We believe shares will benefit as operations and capital allocation continue to improve.

One of the most significant detractors in the information technology sector was Belden, Inc., which

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Mueller Industries, Inc.	2.9
Belden, Inc.	2.5
Albany International Corp., Class A	2.3
Hancock Holding Company	2.3
International Bancshares Corp.	2.2
Cubic Corp.	2.0
First Midwest Bancorp, Inc.	2.0
Sensient Technologies Corp.	2.0
Northwest Bancshares, Inc.	2.0
Greif, Inc., Class A	1.9
TOTAL	22.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

makes networking and connectivity products, such as cables and connectors. Belden's unsolicited takeover attempt of competitor Digi International, Inc., which rejected the offer, put downward pressure on the stock. Belden remained one of the fund's largest holdings as of the end of the period as we believe the shares should continue to benefit from the company's strong global market position, organic and acquisition growth potential, cost management program, and strong free cash flow.

Shifting gears, what holdings added value during the six-month period?

Although the fund's positioning in the financials sector detracted overall from performance compared with its benchmark, several fund holdings in the sector were among the leading individual performers, including regional banks Webster Financial Corp. (based in Connecticut) and Hancock Holding Company (based in Mississippi). Both stocks rallied as the market priced in improving economic growth, rising interest rates (which help lift banks' net interest margins), and the potential for lower corporate taxes, all of which should benefit earnings for the two banks.

Another leading performance contributor was Fred's, Inc., a retailer that operates 647 general merchandise stores and pharmacies in the southeastern United States. Fred's rallied after the company agreed to buy 865 stores from pharmacy retailer Rite Aid Corp. at an attractive purchase price, as Rite Aid was forced to sell the stores in order to receive regulatory approval for its impending merger with Walgreens Boots Alliance, Inc. We trimmed the fund's position in Fred's following its strong recent performance.

What changes did you make to the portfolio over the past six months?

Notable new additions to the fund included retail property owner and operator Ramco-Gershenson Properties Trust and Natus Medical, Inc., which provides devices, software, and services for newborn care. We initiated a position in Ramco-Gershenson as the company recently finished restructuring its property portfolio by selling low-quality assets and reinvesting proceeds into regionally dominant centers while reducing its overall debt load. After years of retrenching, the company is now able to go on the offensive to grow its portfolio and earnings.

Natus Medical has a broad diagnostics equipment portfolio, with a focus on neurodiagnostics and newborn care diagnostics. The company focuses on stable businesses where it can build a

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       6

leadership position and gradually improve underlying profitability. Natus has recently increased its recurring revenue stream, expanded profit margins, and acquired an optometrics business, which we view as a good strategic fit. Altough the company has more capital exposure than its peers, its attractive valuation and free cash flow profile give us reason to believe in a positive long-term outlook for the business.

We sold several fund holdings during the period. For example, we eliminated the fund's position in uniform rental company G&K Services, Inc., which was acquired by Cintas Corp. We sold the fund's position in life insurer Primerica, Inc. after the shares reached our target price. We also sold apparel retailer Ascena Retail Group, Inc. amid negative sales trends in their core business, which we don't expect to improve within a reasonable investment horizon.

How was the fund positioned at the end of the reporting period?

We continue to seek out opportunities created by the trading and pricing inefficiencies frequently found in the small- and mid-cap segments of the market. Sector weightings in the portfolio are driven by our stock-by-stock decisions rather than our outlook on a particular sector. As of the end of the reporting period, the fund's largest overweight positions were in the industrials and healthcare sectors, while the most significant underweight positions included the financials and consumer discretionary sectors.

MANAGED BY

Timothy J. McCormack, CFA On the fund since inception Investing since 1991
Shaun F. Pedersen On the fund since inception Investing since 1991

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	20.14	11.39	15.19	4.82	71.46	219.13
Class I2,3	26.88	12.88	16.27	10.51	83.27	244.56
Class R6[2,3]	27.04	13.03	16.41	10.59	84.48	247.94
Class NAV[3]	27.02	13.07	16.45	10.56	84.79	248.92
Index†	41.29	13.43	15.31	15.80	87.75	221.78

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.58	1.26	1.17	1.15

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	34,456	34,456	32,178
Class R6[2,3]	12-16-08	34,794	34,794	32,178
Class NAV[3]	12-16-08	34,892	34,892	32,178

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.20	$7.87	1.51%
	Hypothetical example for comparison purposes	1,000.00	1,017.30	7.55	1.51%
Class I	Actual expenses/actual returns	1,000.00	1,105.10	6.26	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.01	1.20%
Class R6	Actual expenses/actual returns	1,000.00	1,105.90	5.69	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.46	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	1,105.60	5.69	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.46	1.09%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 95.3%		$423,265,243
(Cost $322,206,457)
Consumer discretionary 4.0%		17,789,696
Household durables 0.7%
Helen of Troy, Ltd. (I)	30,570	2,986,689
Multiline retail 1.5%
Fred's, Inc., Class A (L)	369,080	6,543,788
Specialty retail 1.8%
CST Brands, Inc.	14,860	715,212
DSW, Inc., Class A	148,930	3,131,998
Stage Stores, Inc. (L)	285,090	664,260
The Cato Corp., Class A	149,850	3,747,749
Consumer staples 4.1%		18,469,088
Beverages 1.1%
C&C Group PLC	1,251,236	5,136,437
Food and staples retailing 1.3%
Smart & Final Stores, Inc. (I)	426,180	5,945,211
Food products 1.7%
Cranswick PLC	212,093	6,128,852
Post Holdings, Inc. (I)	15,373	1,258,588
Energy 4.5%		20,213,869
Energy equipment and services 2.1%
Era Group, Inc. (I)	152,115	2,096,145
SEACOR Holdings, Inc. (I)	90,028	6,198,428
Tesco Corp. (I)	162,596	1,357,677
Oil, gas and consumable fuels 2.4%
Diamondback Energy, Inc. (I)	12,728	1,283,746
Dorian LPG, Ltd. (I)	274,740	2,588,043
Resolute Energy Corp. (I)(L)	48,670	2,265,589
RSP Permian, Inc. (I)	19,380	765,316
Scorpio Tankers, Inc.	950,370	3,658,925
Financials 20.0%		88,832,121
Banks 14.3%
1st Source Corp.	7,746	361,816
FCB Financial Holdings, Inc., Class A (I)	6,498	315,803
First Busey Corp.	150,190	4,643,875
First Midwest Bancorp, Inc.	367,300	8,973,139
Flushing Financial Corp.	170,738	4,770,420
Great Western Bancorp, Inc.	184,890	7,902,199

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Holding Company	210,730	$9,999,139
International Bancshares Corp.	257,840	9,810,812
MB Financial, Inc.	188,680	8,494,374
Webster Financial Corp. (L)	152,200	8,360,346
Capital markets 1.1%
Ares Capital Corp.	42,270	750,293
Solar Capital, Ltd.	175,479	3,907,917
Insurance 2.6%
Alleghany Corp. (I)	2,740	1,769,492
Assured Guaranty, Ltd.	21,345	877,493
Kemper Corp.	118,500	5,030,325
Reinsurance Group of America, Inc.	13,530	1,759,712
State National Companies, Inc.	67,547	943,632
White Mountains Insurance Group, Ltd.	1,365	1,277,995
Thrifts and mortgage finance 2.0%
Northwest Bancshares, Inc.	489,710	8,883,339
Health care 8.9%		39,424,076
Health care equipment and supplies 3.6%
Haemonetics Corp. (I)	175,610	6,555,521
ICU Medical, Inc. (I)	34,830	5,238,432
Natus Medical, Inc. (I)	71,949	2,663,912
STERIS PLC	24,490	1,717,484
Health care providers and services 1.7%
CorVel Corp. (I)	76,530	3,091,812
Envision Healthcare Corp. (I)	61,820	4,327,400
Health care technology 1.5%
Allscripts Healthcare Solutions, Inc. (I)	537,540	6,547,237
Life sciences tools and services 1.3%
Charles River Laboratories International, Inc. (I)	68,570	5,963,533
Pharmaceuticals 0.8%
Phibro Animal Health Corp., Class A	119,165	3,318,745
Industrials 30.4%		135,034,455
Aerospace and defense 2.0%
Cubic Corp.	172,631	9,071,759
Air freight and logistics 1.0%
Forward Air Corp.	89,520	4,435,716
Building products 1.2%
Tyman PLC	1,505,639	5,164,240
Commercial services and supplies 6.9%
ACCO Brands Corp. (I)	494,450	6,625,630

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       13

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Clean Harbors, Inc. (I)	16,060	$930,838
Essendant, Inc.	260,360	4,147,535
Matthews International Corp., Class A	110,950	7,306,058
SP Plus Corp. (I)	234,718	7,569,656
Steelcase, Inc., Class A	242,120	3,873,920
Construction and engineering 1.2%
Primoris Services Corp.	208,250	5,177,095
Electrical equipment 2.1%
Babcock & Wilcox Enterprises, Inc. (I)	218,480	3,604,920
Thermon Group Holdings, Inc. (I)	290,518	5,856,843
Machinery 10.8%
Albany International Corp., Class A	221,110	10,027,339
CIRCOR International, Inc.	85,343	5,300,654
ESCO Technologies, Inc.	146,960	7,965,232
Luxfer Holdings PLC, ADR	285,465	3,165,807
Mueller Industries, Inc.	310,460	12,983,437
TriMas Corp. (I)	390,227	8,604,505
Professional services 3.8%
FTI Consulting, Inc. (I)	192,110	7,730,506
Huron Consulting Group, Inc. (I)	99,470	4,321,972
Mistras Group, Inc. (I)	209,920	4,727,398
Trading companies and distributors 1.4%
GATX Corp. (L)	110,940	6,443,395
Information technology 8.4%		37,140,794
Electronic equipment, instruments and components 4.6%
Belden, Inc.	156,860	11,082,159
CTS Corp.	191,400	4,191,660
Keysight Technologies, Inc. (I)	36,150	1,359,240
ScanSource, Inc. (I)	98,090	3,948,123
IT services 2.4%
Forrester Research, Inc.	155,390	5,671,735
WNS Holdings, Ltd., ADR (I)	173,445	4,899,821
Technology hardware, storage and peripherals 1.4%
Diebold Nixdorf, Inc. (L)	198,280	5,988,056
Materials 6.4%		28,450,578
Chemicals 2.0%
Sensient Technologies Corp.	111,690	8,928,499
Containers and packaging 2.9%
Greif, Inc., Class A	151,540	8,642,326
Multi Packaging Solutions International, Ltd. (I)	246,610	4,394,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       14

		Shares	Value
Materials (continued)
Paper and forest products 1.5%
	Deltic Timber Corp.	87,260	$6,485,163
Real estate 5.2%			22,920,097
Equity real estate investment trusts 5.2%
	Corporate Office Properties Trust	147,420	5,025,548
	DiamondRock Hospitality Company	342,602	3,724,084
	Education Realty Trust, Inc.	117,476	4,951,613
	Kite Realty Group Trust	21,635	490,033
	Ramco-Gershenson Properties Trust	240,240	3,762,158
	Summit Hotel Properties, Inc.	322,720	4,966,661
Utilities 3.4%			14,990,469
Electric utilities 0.1%
	Westar Energy, Inc.	9,330	503,633
Gas utilities 3.3%
	Atmos Energy Corp.	4,938	386,596
	New Jersey Resources Corp.	80,140	3,157,516
	Spire, Inc.	66,602	4,389,072
	UGI Corp.	27,535	1,328,013
	WGL Holdings, Inc.	62,590	5,225,639
	Yield (%)	Shares	Value
Securities lending collateral 4.9%			$21,853,395
(Cost $21,852,304)
John Hancock Collateral Trust (W)	0.8372(Y)	2,183,789	21,853,395
		Par value^	Value
Short-term investments 4.3%			$18,900,000
(Cost $18,900,000)
Repurchase agreement 4.3%			18,900,000
	Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-17 at 0.540% to be repurchased at $18,900,284 on 3-1-17, collateralized by $17,936,628 Government National Mortgage Association, 4.500% due 1-20-47 (valued at $19,278,001, including interest)	18,900,000	18,900,000
Total investments (Cost $362,958,761)† 104.5%			$464,018,638
Other assets and liabilities, net (4.5%)			($20,064,359)
Total net assets 100.0%			$443,954,279

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       15

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $364,292,566. Net unrealized appreciation aggregated to $99,726,072 of which $115,431,335 related to appreciated investment securities and $15,705,263 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $341,106,457) including $21,398,650 of securities loaned	$442,165,243
Affiliated investments, at value (Cost $21,852,304)	21,853,395
Total investments, at value (Cost $362,958,761)	464,018,638
Cash	50,246
Foreign currency, at value (Cost $14)	14
Receivable for investments sold	1,016,070
Receivable for fund shares sold	964,518
Dividends and interest receivable	215,965
Receivable for securities lending income	14,640
Other receivables and prepaid expenses	48,127
Total assets	466,328,218
Liabilities
Payable for investments purchased	158,793
Payable for fund shares repurchased	276,213
Payable upon return of securities loaned	21,853,600
Payable to affiliates
Accounting and legal services fees	16,991
Transfer agent fees	17,237
Trustees' fees	328
Other liabilities and accrued expenses	50,777
Total liabilities	22,373,939
Net assets	$443,954,279
Net assets consist of
Paid-in capital	$333,599,933
Accumulated distributions in excess of net investment income	(206,473)
Accumulated net realized gain (loss) on investments and foreign currency transactions	9,500,980
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	101,059,839
Net assets	$443,954,279

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($89,960,896 ÷ 4,223,107 shares)[1]	$21.30
Class I ($99,616,322 ÷ 4,671,493 shares)	$21.32
Class R6 ($291,194 ÷ 13,653 shares)	$21.33
Class NAV ($254,085,867 ÷ 11,922,405 shares)	$21.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.42

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       17

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$3,682,687
Securities lending	56,588
Interest	31,022
Total investment income	3,770,297
Expenses
Investment management fees	2,211,440
Distribution and service fees	131,926
Accounting and legal services fees	31,996
Transfer agent fees	104,145
Trustees' fees	3,300
State registration fees	26,956
Printing and postage	7,814
Professional fees	30,780
Custodian fees	27,659
Other	6,597
Total expenses	2,582,613
Less expense reductions	(16,320)
Net expenses	2,566,293
Net investment income	1,204,004
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,836,778
Affiliated investments	(997)
10,835,781
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	32,494,080
Affiliated investments	949
32,495,029
Net realized and unrealized gain	43,330,810
Increase in net assets from operations	$44,534,814

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,204,004	$1,869,892
Net realized gain	10,835,781	19,774,602
Change in net unrealized appreciation (depreciation)	32,495,029	22,948,056
Increase in net assets resulting from operations	44,534,814	44,592,550
Distributions to shareholders
From net investment income
Class A	(256,483)	(5,498)
Class I	(534,295)	(182,629)
Class R6	(1,718)	(1,297)
Class NAV	(1,696,593)	(1,303,707)
From net realized gain
Class A	(3,686,805)	(1,334,814)
Class I	(3,889,480)	(2,396,129)
Class R6	(10,982)	(12,073)
Class NAV	(10,558,880)	(11,153,065)
Total distributions	(20,635,236)	(16,389,212)
From fund share transactions	(2,894,815)	61,250,251
Total increase	21,004,763	89,453,589
Net assets
Beginning of period	422,949,516	333,495,927
End of period	$443,954,279	$422,949,516
Accumulated distributions in excess of net investment income	($206,473)	$1,078,612

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       19

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$20.18		$18.89	$19.30	$19.26
Net investment income[3]	0.03		0.02	— [4]	0.04
Net realized and unrealized gain on investments	2.06		2.09	0.51	—
Total from investment operations	2.09		2.11	0.51	0.04
Less distributions
From net investment income	(0.06)		— [4]	— [4]	—
From net realized gain	(0.91)		(0.82)	(0.92)	—
Total distributions	(0.97)		(0.82)	(0.92)	—
Net asset value, end of period	$21.30		$20.18	$18.89	$19.30
Total return (%)[5,6]	10.32	[7]	11.55	2.53	0.21	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$90		$86	$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	[8]	1.54	1.75	3.27	[8]
Expenses including reductions	1.51	[8]	1.53	1.58	1.60	[8]
Net investment income (loss)	0.24	[8]	0.11	(0.02)	0.34	[8]
Portfolio turnover (%)	7		25	22	20	[9]

1	Six months ended 2-28-17. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       20

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$20.22		$18.93	$19.34	$19.26
Net investment income[3]	0.06		0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	2.08		2.08	0.53	0.01
Total from investment operations	2.14		2.17	0.57	0.08
Less distributions
From net investment income	(0.13)		(0.06)	(0.06)	—
From net realized gain	(0.91)		(0.82)	(0.92)	—
Total distributions	(1.04)		(0.88)	(0.98)	—
Net asset value, end of period	$21.32		$20.22	$18.93	$19.34
Total return (%)[4]	10.51	[5]	11.87	2.82	0.42	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$100		$82	$53	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[7]	1.22	1.29	14.79	[7]
Expenses including reductions	1.20	[7]	1.21	1.27	1.30	[7]
Net investment income	0.55	[7]	0.47	0.21	0.56	[7]
Portfolio turnover (%)	7		25	22	20	[8]

1	Six months ended 2-28-17. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       21

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$20.23		$18.94	$19.36	$19.26
Net investment income[3]	0.07		0.11	0.08	0.08
Net realized and unrealized gain on investments	2.08		2.09	0.52	0.02
Total from investment operations	2.15		2.20	0.60	0.10
Less distributions
From net investment income	(0.14)		(0.09)	(0.10)	—
From net realized gain	(0.91)		(0.82)	(0.92)	—
Total distributions	(1.05)		(0.91)	(1.02)	—
Net asset value, end of period	$21.33		$20.23	$18.94	$19.36
Total return (%)[4]	10.59	[5]	12.02	3.00	0.52	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[7]	1.13	7.67	20.70	[7]
Expenses including reductions	1.09	[7]	1.10	1.09	1.12	[7]
Net investment income	0.65	[7]	0.59	0.40	0.66	[7]
Portfolio turnover (%)	7		25	22	20	[8]

1	Six months ended 2-28-17. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 3-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       22

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$20.22		$18.94	$19.35	$18.47	$16.57	$15.81
Net investment income[2]	0.07		0.10	0.09	0.11	0.09	0.17
Net realized and unrealized gain on investments	2.08		2.10	0.52	2.81	3.63	1.78
Total from investment operations	2.15		2.20	0.61	2.92	3.72	1.95
Less distributions
From net investment income	(0.15)		(0.10)	(0.10)	(0.04)	(0.22)	(0.06)
From net realized gain	(0.91)		(0.82)	(0.92)	(2.00)	(1.60)	(1.13)
Total distributions	(1.06)		(0.92)	(1.02)	(2.04)	(1.82)	(1.19)
Net asset value, end of period	$21.31		$20.22	$18.94	$19.35	$18.47	$16.57
Total return (%)[3]	10.56	[4]	12.01	3.05	15.88	24.20	12.84
Ratios and supplemental data
Net assets, end of period (in millions)	$254		$255	$271	$215	$143	$126
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[5]	1.11	1.12	1.12	1.11	1.11
Expenses including reductions	1.09	[5]	1.10	1.09	1.12	1.11	1.11
Net investment income	0.68	[5]	0.59	0.48	0.59	0.51	1.05
Portfolio turnover (%)	7		25	22	20	19	18

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$17,789,696	$17,789,696	—	—
Consumer staples	18,469,088	7,203,799	$11,265,289	—
Energy	20,213,869	20,213,869	—	—
Financials	88,832,121	88,832,121	—	—
Health care	39,424,076	39,424,076	—	—
Industrials	135,034,455	129,870,215	5,164,240	—
Information technology	37,140,794	37,140,794	—	—
Materials	28,450,578	28,450,578	—	—
Real estate	22,920,097	22,920,097	—	—
Utilities	14,990,469	14,990,469	—	—
Securities lending collateral	21,853,395	21,853,395	—	—
Short-term investments	18,900,000	—	18,900,000	—
Total investments in securities	$464,018,638	$428,689,109	$35,329,529	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $21,398,650 and received $21,853,600 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017 were $1,808.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       26

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets and (b) 1.05% of the next $500 million of the fund's aggregate net assets and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       27

The Advisor has agreed to contractually waive and/or reimburse fund expenses for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination of that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees and class specific expenses. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets, on an annualized basis attributable to the class.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$3,341	Class NAV	$9,582
Class I	3,376	Total	$16,320
Class R6	21

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 1.02% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the contractual rate of 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $116,794 for the six months ended February 28, 2017. Of this amount, $19,874 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $94,439 was paid as sales commissions to broker-dealers and $2,481 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributer amounted to $242 for Class A shares.

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Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$131,926	$54,184
Class I	—	49,941
Class R6	—	20
Total	$131,926	$104,145

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,274,244	$26,965,316	4,559,129	$86,267,366
Distributions reinvested	182,100	3,927,898	71,854	1,340,077
Repurchased	(1,484,850)	(31,680,494)	(859,605)	(16,279,420)
Net increase (decrease)	(28,506)	($787,280)	3,771,378	$71,328,023
Class I shares
Sold	857,670	$17,882,552	1,595,184	$29,907,344
Distributions reinvested	200,692	4,330,929	137,553	2,565,370
Repurchased	(447,128)	(9,320,940)	(487,879)	(9,268,960)
Net increase	611,234	$12,892,541	1,244,858	$23,203,754
Class R6 shares
Sold	3,205	$63,737	2,258	$43,178
Distributions reinvested	589	12,700	464	8,652
Repurchased	(282)	(5,928)	(6,999)	(130,196)
Net increase (decrease)	3,512	$70,509	(4,277)	($78,366)
Class NAV shares
Sold	788,095	$16,224,218	164,566	$3,070,190
Distributions reinvested	568,436	12,255,473	668,640	12,456,772
Repurchased	(2,036,422)	(43,550,276)	(2,530,459)	(48,730,122)
Net decrease	(679,891)	($15,070,585)	(1,697,253)	($33,203,160)
Total net increase (decrease)	(93,651)	($2,894,815)	3,314,706	$61,250,251

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Affiliates of the fund owned 100% of Class NAV shares of the fund on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $30,815,357 and $57,225,377, respectively, for the six months ended February 28, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 57.2% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliate concentration
JHF II Multimanager Lifestyle Growth Fund	17.3%
JHF II Multimanager Lifestyle Balanced Fund	14.0%
JHF II Multimanager Lifestyle Aggressive Fund	9.0%
JHF II Multimanager Lifestyle Moderate Fund	5.2%

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355219	439SA 2/17 4/17

John Hancock

Spectrum Income Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration spurred fixed-income credit sectors and sent Treasury yields higher in recent months. In fact, yields on 10-year U.S. Treasuries hit 2.62% not long after the period closed, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the bond markets are more challenging. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds in the weeks since period end.

At John Hancock Investments, we believe one of the best ways to navigate today's uncertain environment is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
42	Financial statements
46	Financial highlights
49	Notes to financial statements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Divergent returns for the financial markets

Investment-grade bonds lost ground over the six-month period, but stocks and high-yield bonds both finished with gains.

The fund outperformed its benchmark

Class A shares (excluding sales charges) returned 1.02% and outpaced the 2.19% loss of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Out-of-benchmark allocations aided returns

Positions in asset classes that are not represented in the benchmark, such as equities and high-yield bonds, were the key factors in the fund's outperformance.

PORTFOLIO COMPOSITION AS OF 2/28/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Charles M. Shriver, CFA,
T. Rowe Price Associates, Inc.

Charles M. Shriver, CFA
Portfolio Manager
T. Rowe Price

How would you characterize investment conditions over the six months ended February 28, 2017?

The various segments of the financial markets delivered widely divergent returns during the semiannual period. While stocks and other higher-risk assets performed well, investment-grade bonds lost ground amid the backdrop of stronger growth, accelerating inflation, and the potential for stimulative fiscal policy by the Trump administration. The U.S. Federal Reserve (Fed) raised short-term interest rates in mid-December, with a number of additional rate increases likely in 2017. In this environment, U.S. Treasuries, investment-grade corporate debt, and other rate-sensitive assets traded lower, leading to a loss of 2.19% for the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Developed-market international bonds also performed poorly, as sovereign yields climbed in sync with U.S. Treasury rates and the U.S. dollar rose dramatically against most major currencies. Emerging-market bonds outpaced the developed markets.

Conversely, high-yield bonds—which were helped by strength among energy issuers and continued investor demand for yield—bucked the negative trend and registered a positive return of 5.54% (as gauged by the BofA Merrill Lynch U.S. High Yield Master II Index). After a modest downturn to open the period, U.S. equities also produced a gain in the past six months. Stocks rallied following Donald Trump's unexpected presidential election victory, lifting several major indexes to record highs and fueling a return of 10.01% for the S&P 500 Index.

What factors helped and hurt fund performance?

The fund's Class A shares (excluding sales charges) gained 1.02% and outperformed the benchmark. The inclusion of diversifying sectors was the key factor in the fund's outperformance. While the index is invested in U.S. Treasuries, mortgage-backed securities, and investment-grade corporates, the fund seeks opportunities across the full range of income-producing securities. Most notably, its positions in dividend-paying equities and high yield bonds both significantly outperformed the index. A tactical underweight allocation to long-term U.S. Treasuries proved beneficial, as did strong security selection in the emerging-market portfolio. The positive impact

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

"A tactical underweight allocation to long-term U.S. Treasuries proved beneficial, as did strong security selection in the emerging-market portfolio."
from these positions was partially offset by out-of-benchmark exposure to non-dollar bonds, which fell sharply as the U.S. dollar strengthened against major non-U.S. currencies.

The fund held a variety of derivative instruments as of February 28, 2017, including interest-rate futures and swaps, currency forwards and options, credit default swap instruments, and index futures. The fund also held interest rate future options, rights, and warrants at various points. These instruments, which enabled the fund to manage its interest rate, currency, and credit exposure, were a small net detractor from performance.

How would you assess global economic and credit conditions?

Our expectations for global growth remain modest, as the prospects for increased fiscal spending may be offset by an adverse impact from protectionist policies. U.S. economic activity could see a boost from fiscal stimulus, lower taxes, and deregulation, though the timing and scale of each is

QUALITY COMPOSITION AS OF 2/28/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

uncertain. Japanese growth has remained tepid and uneven despite aggressive fiscal and monetary stimulus. Europe's economies are showing signs of improvement, but considerable risks remain due to the potential impact of political disruptions. While the emerging markets face increased risks from rising rates and a robust U.S. dollar, economic growth is accelerating as strengthening commodity prices are helping the Brazilian and Russian economies move out of recession.

In the United States, corporate earnings are improving thanks in part to a positive contribution from the energy sector and broader strength in revenues. However, tightening financial conditions—in the form of higher rates and a rising dollar—could be headwinds for growth. Still, we believe corporate credit fundamentals are broadly supportive despite rising leverage.

How was the fund positioned at the end of the period?

The fund has greater exposure to high yield relative to U.S. investment-grade issues. High yield continues to feature a meaningful yield advantage relative to investment-grade debt, although the asset class may offer less opportunity for appreciation with yields at their current levels. While the current credit cycle appears extended with companies raising leverage, default expectations are low and have thus far been largely contained to energy-related companies. We believe stable economic conditions and the potential for stimulative government policies, including infrastructure spending, should be supportive for credit spreads even at their lower levels.

We reduced the fund's exposure in the emerging-market bonds to a neutral positioning, as valuations became less compelling following the rally in the second half of the period. The emerging markets have benefited from a rise in commodity prices since the start of last year, but protectionist trade policies in the United States, higher developed-market interest rates, and a stronger U.S. dollar are causes for concern. However, improved fiscal positions in some emerging economies, together

TOP 10 ISSUERS AS OF 2/28/17 (%)

U.S. Government	9.9
Government National Mortgage Association	8.2
Federal National Mortgage Association	6.1
Federal Home Loan Mortgage Corp.	1.4
Government of Japan	1.2
Federative Republic of Brazil	1.0
Petroleos Mexicanos	0.9
JPMorgan Chase & Co.	0.8
Government of Mexico	0.7
Morgan Stanley	0.7
TOTAL	30.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

with an increase in developed-market fiscal spending, could be supportive for emerging-market exports.

The fund has lower exposure in non-dollar bonds relative to U.S. investment-grade issues. We believe the U.S. dollar will likely remain supported by the prospects for increased fiscal spending, tax cuts, and Fed policy tightening, as well as the possibility of accelerating inflation. Aggressive quantitative easing measures by the European Central Bank and the Bank of Japan resulted in negative yields, creating what we see as an unattractive risk/return trade-off. With the effectiveness of monetary policies in these regions appearing limited, we think the downside risk to their markets has increased.

We closed the period with lower exposure in stocks relative to fixed income. We see increased risks for equities, as the sustained rally in stocks since the U.S. election reflects both optimistic views for pro-growth policy implementation and lofty estimates for corporate earnings. As a result, we see valuations as being vulnerable to policy disappointment or weaker-than-expected earnings growth.

Despite the sell-off in rate-sensitive bonds post-U.S. election, we continue to expect only modest returns from fixed income. Rising interest rates represent a continued headwind, and the low-yield environment indicates relatively limited upside. Global monetary policies are expected to stay broadly accommodative this year, however, which we believe will moderate the downside risks to bonds. Additionally, we anticipate that any further rise in U.S. interest rates will be limited given that economic growth is subdued and demand for U.S. bonds remains supported by their above-average yields compared to their developed-market peers.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-17	as of 2-28-17
Class A2	5.23	3.21	4.75	-3.05	17.13	59.07	2.44	2.30
Class C2	7.85	3.76	5.03	-0.34	20.25	63.36	1.80	1.71
Class NAV[3]	10.06	4.23	5.27	1.22	22.99	67.08	2.85	2.81
Index†	1.42	2.24	4.28	-2.19	11.69	52.05	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.22	1.92	0.80
Net (%)	1.12	1.87	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-28-07	16,336	16,336	15,205
Class NAV[3]	2-28-07	16,708	16,708	15,205

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A and Class C expenses, returns would be lower.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.20	$5.58	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,006.60	9.30	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.50	9.35	1.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,012.20	3.79	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.81	0.76%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       11

Fund's investments

Summary of fund's investments as of 2-28-17 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government and Agency obligations 24.6%				$230,086,856
(Cost $230,039,237)
U.S. Government 9.9%				92,227,100	9.9%
U.S. Treasury
Bond	2.500	02-15-2045 to 05-15-2046	10,100,000	9,145,813	1.0%
Bond	2.750	08-15-2042 to 11-15-2042	2,310,000	2,219,187	0.2%
Bond	2.875	11/15/2046	395,000	387,609	0.0%
Bond	3.000	05-15-2042 to 11-15-2045	8,030,000	8,067,387	0.8%
Bond	3.125	02-15-2043 to 08-15-2044	2,865,000	2,948,731	0.3%
Bond	3.375	05/15/2044	1,325,000	1,427,274	0.2%
Bond	3.500	02/15/2039	690,000	765,280	0.1%
Bond	3.625	08-15-2043 to 02-15-2044	2,700,000	3,036,336	0.4%
Bond	4.375	05/15/2041	1,325,000	1,663,030	0.2%
Bond	4.625	02/15/2040	25,000	32,371	0.0%
Bond	4.750	02/15/2037	80,000	105,278	0.0%
Bond	5.375	02/15/2031	155,000	208,063	0.0%
Bond	6.125	11-15-2027 to 08-15-2029	500,000	692,555	0.1%
Note	0.750	10/31/2018	125,000	124,155	0.0%
Note	0.875	03-31-2018 to 05-15-2019	1,915,000	1,909,315	0.2%
Note	1.000	12-15-2017 to 11-15-2019	1,750,000	1,730,536	0.2%
Note	1.250	12-31-2018 to 01-31-2020	390,000	388,947	0.0%
Note	1.375	05/31/2021	920,000	903,469	0.1%
Note	1.500	05-31-2019 to 08-15-2026	1,090,000	1,056,369	0.1%
Note	1.625	11-30-2020 to 05-15-2026	510,000	496,186	0.0%
Note	1.750	05/15/2023	1,905,000	1,864,667	0.2%
Note	2.000	08-31-2021 to 11-15-2026	6,990,000	7,005,715	0.8%
Note	2.125	05/15/2025	1,250,000	1,232,324	0.1%
Note	2.250	11/15/2025	1,470,000	1,458,631	0.2%
Note	3.125	05/15/2021	845,000	890,221	0.1%
STRIPS PO	1.777	05/15/2021	540,000	499,036	0.1%
Treasury Inflation Protected Security	0.125	04-15-2018 to 07-15-2026	26,958,363	27,232,855	3.0%
Treasury Inflation Protected Security	0.250	01/15/2025	893,944	891,412	0.1%
Treasury Inflation Protected Security	0.375	07-15-2023 to 01-15-2027	1,526,822	1,535,262	0.1%
Treasury Inflation Protected Security	0.625	01-15-2024 to 01-15-2026	3,743,421	3,843,280	0.5%
Treasury Inflation Protected Security	0.750	02-15-2042 to 02-15-2045	515,738	500,654	0.0%
Treasury Inflation Protected Security	0.875	02/15/2047	69,011	69,134	0.0%
Treasury Inflation Protected Security	1.000	02/15/2046	584,866	603,777	0.1%
Treasury Inflation Protected Security	1.125	01/15/2021	1,287,971	1,361,037	0.1%
Treasury Inflation Protected Security	1.375	01-15-2020 to 02-15-2044	1,624,684	1,732,763	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       12

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Government (continued)
Treasury Inflation Protected Security	1.875	07/15/2019		791,504	$846,172	0.1%
Treasury Inflation Protected Security	2.125	01-15-2019 to 02-15-2040		677,933	794,551	0.0%
Treasury Inflation Protected Security	2.625	07/15/2017		1,363,374	1,393,340	0.1%
Treasury Inflation Protected Security	3.625	04/15/2028		440,347	590,189	0.1%
Treasury Inflation Protected Security	3.875	04/15/2029		411,211	574,189	0.1%
U.S. Government Agency 14.7%					137,859,756	14.7%
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	05/01/2028		455,815	462,152	0.1%
15 Yr Pass Thru	4.000	01-01-2025 to 05-01-2026		110,454	116,210	0.0%
15 Yr Pass Thru	4.500	11-01-2018 to 05-01-2019		15,361	15,739	0.0%
15 Yr Pass Thru	5.000	10-01-2018 to 07-01-2025		91,217	96,371	0.0%
15 Yr Pass Thru	5.500	03-01-2018 to 11-01-2021		54,635	57,410	0.0%
15 Yr Pass Thru	6.000	04-01-2017 to 08-01-2022		25,387	27,129	0.0%
15 Yr Pass Thru	6.500	05-01-2017 to 08-01-2017		544	547	0.0%
30 Yr Pass Thru(P)	2.788	06/01/2038		14,943	15,797	0.0%
30 Yr Pass Thru(P)	2.801	10/01/2036		17,819	18,912	0.0%
30 Yr Pass Thru(P)	2.841	09/01/2035		11,774	12,456	0.0%
30 Yr Pass Thru(P)	2.913	05/01/2037		15,848	16,869	0.0%
30 Yr Pass Thru(P)	2.975	07/01/2035		9,662	10,181	0.0%
30 Yr Pass Thru(P)	2.976	07/01/2035		16,164	17,199	0.0%
30 Yr Pass Thru	3.000	12-01-2042 to 02-01-2047		3,378,072	3,362,943	0.4%
30 Yr Pass Thru(P)	3.035	09/01/2032		797	838	0.0%
30 Yr Pass Thru(P)	3.188	03/01/2036		7,459	7,934	0.0%
30 Yr Pass Thru(P)	3.348	01/01/2036		888	930	0.0%
30 Yr Pass Thru(P)	3.349	02/01/2037		26,533	28,123	0.0%
30 Yr Pass Thru(P)	3.369	01/01/2037		5,077	5,395	0.0%
30 Yr Pass Thru(P)	3.400	11/01/2035		2,790	2,965	0.0%
30 Yr Pass Thru(P)	3.409	02/01/2037		12,969	13,737	0.0%
30 Yr Pass Thru(P)	3.486	11/01/2036		11,603	12,340	0.0%
30 Yr Pass Thru	3.500	09-01-2042 to 05-01-2046		1,626,536	1,675,046	0.2%
30 Yr Pass Thru(P)	3.536	12/01/2036		5,170	5,491	0.0%
30 Yr Pass Thru(P)	3.671	02/01/2037		25,093	26,749	0.0%
30 Yr Pass Thru	4.000	10-01-2040 to 12-01-2041		715,270	756,233	0.0%
30 Yr Pass Thru	4.500	12-01-2039 to 04-01-2041		684,074	738,488	0.1%
30 Yr Pass Thru	5.000	11-01-2033 to 04-01-2040		162,925	179,765	0.0%
30 Yr Pass Thru	5.500	10/01/2038		144,637	161,912	0.0%
30 Yr Pass Thru	6.000	12-01-2028 to 09-01-2035		51,025	57,950	0.0%
30 Yr Pass Thru	6.500	12-01-2023 to 11-01-2033		14,488	16,537	0.0%
30 Yr Pass Thru	7.000	02-01-2024 to 06-01-2032		64,489	75,387	0.0%
30 Yr Pass Thru	7.500	05-01-2024 to 06-01-2024		680	769	0.0%
Federal National Mortgage Association
15 Yr Pass Thru(C)	2.500		TBA	330,000	330,798	0.0%
15 Yr Pass Thru	2.500	10-01-2027 to 10-01-2031		1,475,121	1,492,973	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       13

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000	01-01-2027 to 10-01-2030		728,259	$751,165	0.1%
15 Yr Pass Thru	3.500	01-01-2026 to 02-01-2027		209,301	219,251	0.0%
15 Yr Pass Thru	4.000	03-01-2025 to 02-01-2027		578,901	610,342	0.0%
15 Yr Pass Thru	4.500	05-01-2019 to 10-01-2026		400,632	422,762	0.0%
15 Yr Pass Thru	5.000	05-01-2018 to 09-01-2025		281,494	295,459	0.0%
15 Yr Pass Thru	5.500	06-01-2017 to 01-01-2025		89,942	94,839	0.0%
15 Yr Pass Thru	6.000	03-01-2021 to 03-01-2023		118,985	127,459	0.0%
15 Yr Pass Thru	6.500	06/01/2017		77	78	0.0%
20 Yr Pass Thru	3.000	11/01/2036		684,117	694,892	0.1%
30 Yr Pass Thru(P)	2.111	07/01/2027		175	177	0.0%
30 Yr Pass Thru(P)	2.457	10/01/2033		20,956	21,768	0.0%
30 Yr Pass Thru(C)	2.500		TBA	3,590,000	3,421,435	0.4%
30 Yr Pass Thru	2.500	02-01-2043 to 01-01-2047		2,760,498	2,632,981	0.3%
30 Yr Pass Thru(P)	2.786	07/01/2035		13,053	13,791	0.0%
30 Yr Pass Thru(P)	2.876	08/01/2037		31,242	33,125	0.0%
30 Yr Pass Thru(P)	2.880	09/01/2035		57,998	61,657	0.0%
30 Yr Pass Thru(P)	2.957	05/01/2038		12,601	13,410	0.0%
30 Yr Pass Thru(P)	2.965	12/01/2035		4,735	4,944	0.0%
30 Yr Pass Thru(C)	3.000		TBA	375,000	372,378	0.1%
30 Yr Pass Thru	3.000	10-01-2028 to 02-01-2047		20,589,432	20,508,163	2.3%
30 Yr Pass Thru(P)	3.047	08/01/2036		44,661	47,316	0.0%
30 Yr Pass Thru(P)	3.075	12/01/2035		5,566	5,897	0.0%
30 Yr Pass Thru(P)	3.136	09/01/2036		3,261	3,438	0.0%
30 Yr Pass Thru(P)	3.395	12/01/2035		2,757	2,929	0.0%
30 Yr Pass Thru(P)	3.461	12/01/2035		1,590	1,687	0.0%
30 Yr Pass Thru(C)	3.500		TBA	1,450,000	1,485,747	0.2%
30 Yr Pass Thru	3.500	05-01-2042 to 12-01-2046		10,880,141	11,184,012	1.3%
30 Yr Pass Thru(C)	4.000		TBA	490,000	514,853	0.1%
30 Yr Pass Thru	4.000	11-01-2040 to 12-01-2045		3,043,412	3,214,669	0.5%
30 Yr Pass Thru(C)	4.500		TBA	215,000	231,020	0.0%
30 Yr Pass Thru	4.500	02-01-2041 to 04-01-2042		1,191,471	1,285,380	0.1%
30 Yr Pass Thru	5.000	07-01-2033 to 06-01-2040		1,536,802	1,695,700	0.2%
30 Yr Pass Thru	5.500	04-01-2035 to 03-01-2040		1,101,855	1,232,447	0.0%
30 Yr Pass Thru(P)	5.688	01/01/2019		71	72	0.0%
30 Yr Pass Thru	6.000	11-01-2032 to 10-01-2040		983,423	1,116,092	0.0%
30 Yr Pass Thru	6.500	07-01-2032 to 05-01-2040		414,359	476,363	0.0%
30 Yr Pass Thru	7.000	12-01-2029 to 04-01-2037		10,441	12,107	0.0%
30 Yr Pass Thru	7.125	01/15/2030		365,000	527,837	0.1%
Government National Mortgage Association
15 Yr Pass Thru	5.000	02-15-2018 to 06-15-2020		24,375	25,116	0.0%
15 Yr Pass Thru	6.000	04-20-2017 to 10-20-2020		21,283	21,903	0.0%
30 Yr Pass Thru	2.500	01/20/2045		381,700	371,562	0.1%
30 Yr Pass Thru(C)	2.500		TBA	860,000	834,639	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       14

	Rate (%)		Maturity date		Par value^		Value	% of Net Assets
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500		12-15-2042 to 10-20-2046			2,488,375	$2,421,595	0.3%
30 Yr Pass Thru(C)	3.000			TBA		1,220,000	1,233,871	0.1%
30 Yr Pass Thru	3.000		07-20-2042 to 01-20-2047			13,727,700	13,926,312	1.6%
30 Yr Pass Thru(C)	3.500			TBA		3,495,000	3,632,060	0.4%
30 Yr Pass Thru	3.500		09-15-2041 to 10-20-2046			18,169,988	18,936,102	2.3%
30 Yr Pass Thru(C)	4.000			TBA		1,490,000	1,576,664	0.2%
30 Yr Pass Thru	4.000		04-20-2039 to 05-20-2046			12,658,074	13,450,928	1.3%
30 Yr Pass Thru(C)	4.500			TBA		715,000	764,031	0.1%
30 Yr Pass Thru	4.500		05-15-2039 to 11-20-2046			7,558,414	8,170,169	0.8%
30 Yr Pass Thru	5.000		06-20-2033 to 12-20-2045			4,190,206	4,595,754	0.6%
30 Yr Pass Thru	5.500		02-15-2029 to 03-20-2044			2,823,818	3,185,950	0.1%
30 Yr Pass Thru	6.000		04-20-2028 to 02-20-2039			475,639	545,129	0.0%
30 Yr Pass Thru	6.500		05-15-2024 to 12-20-2033			534,412	617,246	0.0%
30 Yr Pass Thru	7.000		04-15-2017 to 01-20-2034			335,425	389,891	0.0%
30 Yr Pass Thru	9.250		11-15-2019 to 12-15-2019			659	715	0.0%
30 Yr Pass Thru	9.750		07-15-2017 to 02-15-2021			1,008	1,128	0.0%
30 Yr Pass Thru	10.250		11/15/2020			957	1,074	0.0%
Foreign government obligations 13.2%							$123,256,472
(Cost $123,822,245)
Albania 0.0%							233,598	0.0%
Argentina 0.4%							3,761,611	0.4%
Republic of Argentina (S)	5.625		01-26-22			40,000	40,400	0.0%
Republic of Argentina (P)	5.830		12-31-33		ARS	340,000	166,100	0.0%
Republic of Argentina (S)	6.875		04-22-21			875,000	933,625	0.1%
Republic of Argentina (S)	6.875		01-26-27			295,000	294,646	0.1%
Republic of Argentina	7.500		04-22-26			700,000	731,500	0.1%
Republic of Argentina	7.820		12-31-38			165,000	103,950	0.0%
Republic of Argentina	8.280		12-31-33			511,744	546,287	0.1%
Republic of Argentina	8.750		05-07-24			130,414	154,345	0.0%
Republic of Argentina (P)	22.806		03-01-18		ARS	1,000,000	67,528	0.0%
Republic of Argentina, GDP-Linked Note (I)	4.502	*	12-15-35			2,425,000	237,650	0.0%
OTHER SECURITIES							485,580	0.0%
Australia 0.2%							1,931,574	0.2%
Austria 0.0%							226,971	0.0%
Belgium 0.2%							1,809,946	0.2%
Bermuda 0.0%							314,342	0.0%
Brazil 1.0%							9,143,323	1.0%
Federative Republic of Brazil	4.250		01-07-25			235,000	230,770	0.0%
Federative Republic of Brazil	5.000		01-27-45			200,000	174,500	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       15

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Brazil (continued)
Federative Republic of Brazil	5.625	01-07-41		1,340,000	$1,279,700	0.2%
Federative Republic of Brazil	6.000	05-15-21	BRL	230,000	228,445	0.0%
Federative Republic of Brazil	6.000	04-07-26		500,000	541,000	0.1%
Federative Republic of Brazil	6.000	05-15-45	BRL	69,000	74,366	0.0%
Federative Republic of Brazil	8.250	01-20-34		90,000	110,250	0.0%
Federative Republic of Brazil	10.000	01-01-18	BRL	2,419,000	788,334	0.1%
Federative Republic of Brazil	10.000	01-01-21	BRL	9,016,000	2,939,822	0.3%
Federative Republic of Brazil	10.000	01-01-23	BRL	250,000	80,899	0.0%
Federative Republic of Brazil	10.000	01-01-25	BRL	646,000	208,923	0.0%
Federative Republic of Brazil	10.000	01-01-27	BRL	7,735,000	2,486,314	0.3%
Canada 0.3%					2,734,043	0.3%
Chile 0.1%					540,148	0.1%
Colombia 0.3%					2,625,980	0.3%
Republic of Colombia	5.000	06-15-45		650,000	646,100	0.1%
Republic of Colombia	5.625	02-26-44		200,000	216,100	0.0%
Republic of Colombia	6.000	04-28-28	COP	1,878,400,000	586,509	0.1%
Republic of Colombia	6.125	01-18-41		125,000	141,094	0.0%
Republic of Colombia	7.500	08-26-26	COP	2,867,600,000	1,009,223	0.1%
Republic of Colombia	10.000	07-24-24	COP	66,600,000	26,954	0.0%
Croatia 0.1%					891,252	0.1%
Cyprus 0.1%					1,228,595	0.1%
Czech Republic 0.1%					645,731	0.1%
Denmark 0.0%					194,538	0.0%
Dominican Republic 0.1%					1,309,172	0.1%
Egypt 0.2%					1,648,674	0.2%
El Salvador 0.1%					660,346	0.1%
France 0.0%					358,621	0.0%
Germany 0.1%					1,168,633	0.1%
Ghana 0.1%					917,297	0.1%
Grenada 0.0%					55,226	0.0%
Hungary 0.1%					1,263,097	0.1%
Iceland 0.0%					283,034	0.0%
India 0.1%					1,058,950	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       16

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Indonesia 0.7%					$6,916,354	0.7%
Republic of Indonesia	3.375	04-15-23		450,000	448,929	0.1%
Republic of Indonesia (S)	3.750	04-25-22		275,000	281,902	0.0%
Republic of Indonesia (S)	3.750	06-14-28	EUR	192,000	216,672	0.0%
Republic of Indonesia	3.750	06-14-28	EUR	230,000	259,555	0.0%
Republic of Indonesia	4.625	04-15-43		420,000	423,024	0.1%
Republic of Indonesia	5.250	01-17-42		300,000	319,029	0.0%
Republic of Indonesia	5.625	05-15-23	IDR	7,650,000,000	522,215	0.1%
Republic of Indonesia	6.125	05-15-28	IDR	6,100,000,000	399,379	0.1%
Republic of Indonesia	8.250	07-15-21	IDR	4,900,000,000	380,171	0.0%
Republic of Indonesia	8.250	06-15-32	IDR	3,095,000,000	234,909	0.0%
Republic of Indonesia	8.250	05-15-36	IDR	6,365,000,000	483,643	0.1%
Republic of Indonesia	8.375	03-15-24	IDR	4,950,000,000	389,735	0.0%
Republic of Indonesia	8.375	09-15-26	IDR	3,000,000,000	238,792	0.0%
Republic of Indonesia	8.500	10-12-35		100,000	144,891	0.0%
Republic of Indonesia	8.750	05-15-31	IDR	4,315,000,000	345,077	0.0%
Republic of Indonesia	9.500	07-15-31	IDR	1,400,000,000	117,205	0.0%
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	389,917	0.0%
Republic of Indonesia	10.000	09-15-24	IDR	5,240,000,000	445,809	0.1%
OTHER SECURITIES					875,500	0.1%
Ireland 0.2%					1,950,606	0.2%
Israel 0.2%					2,086,516	0.2%
Italy 0.5%					4,563,713	0.5%
Republic of Italy (S)	3.250	09-01-46	EUR	734,000	791,487	0.1%
Republic of Italy	3.500	12-01-18	EUR	746,000	837,400	0.1%
Republic of Italy	4.250	09-01-19	EUR	376,000	437,087	0.1%
Republic of Italy	4.250	03-01-20	EUR	320,000	378,106	0.0%
Republic of Italy	4.500	02-01-20	EUR	314,000	372,589	0.0%
Republic of Italy	4.750	09-01-21	EUR	1,175,000	1,460,771	0.2%
Republic of Italy	5.500	09-01-22	EUR	220,000	286,273	0.0%
Ivory Coast 0.1%					764,524	0.1%
Jamaica 0.2%					2,280,041	0.2%
Government of Jamaica	6.750	04-28-28		715,000	801,279	0.1%
Government of Jamaica	7.625	07-09-25		440,000	512,613	0.0%
Government of Jamaica	7.875	07-28-45		200,000	229,250	0.0%
Government of Jamaica	8.000	03-15-39		595,000	687,225	0.1%
Government of Jamaica	8.500	11-16-21		47,619	49,674	0.0%
Japan 1.2%					11,309,634	1.2%
Government of Japan	0.100	04-15-18	JPY	21,000,000	187,728	0.0%
Government of Japan	0.100	06-20-21	JPY	135,550,000	1,219,257	0.1%
Government of Japan	0.400	03-20-25	JPY	76,250,000	701,276	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       17

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Japan (continued)
Government of Japan	1.200	12-20-34	JPY	291,550,000	$2,900,119	0.3%
Government of Japan	1.400	09-20-34	JPY	158,850,000	1,628,158	0.2%
Government of Japan	1.400	03-20-55	JPY	27,500,000	287,043	0.0%
Government of Japan	1.700	09-20-44	JPY	84,950,000	932,979	0.1%
Government of Japan	2.200	09-20-39	JPY	23,000,000	269,479	0.0%
Government of Japan	2.500	09-20-37	JPY	101,000,000	1,219,436	0.1%
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	14,420,000	134,002	0.0%
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	65,024,000	605,123	0.1%
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	51,294,000	480,318	0.1%
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	79,341,000	744,716	0.1%
Latvia 0.0%					150,723	0.0%
Lebanon 0.2%					1,422,965	0.2%
Malaysia 0.6%					5,522,028	0.6%
Government of Malaysia	3.418	08-15-22	MYR	229,000	50,380	0.0%
Government of Malaysia	3.654	10-31-19	MYR	2,795,000	631,510	0.1%
Government of Malaysia	3.795	09-30-22	MYR	3,709,000	831,677	0.1%
Government of Malaysia	4.160	07-15-21	MYR	1,414,000	323,878	0.0%
Government of Malaysia	4.232	06-30-31	MYR	1,247,000	272,653	0.0%
Government of Malaysia	4.378	11-29-19	MYR	2,575,000	593,061	0.1%
Government of Malaysia	4.390	07-07-23	MYR	3,820,000	878,277	0.1%
Government of Malaysia	4.392	04-15-26	MYR	1,735,000	396,502	0.1%
Government of Malaysia	4.498	04-15-30	MYR	1,350,000	304,107	0.0%
Government of Malaysia	4.736	03-15-46	MYR	4,690,000	1,063,954	0.1%
Government of Malaysia	4.935	09-30-43	MYR	770,000	176,029	0.0%
Mexico 0.7%					6,776,830	0.7%
Government of Mexico	3.625	04-09-29	EUR	100,000	113,485	0.0%
Government of Mexico	4.000	10-02-23		396,000	405,774	0.1%
Government of Mexico	4.125	01-21-26		300,000	306,750	0.0%
Government of Mexico	4.600	01-23-46		645,000	603,075	0.1%
Government of Mexico	4.750	03-08-44		770,000	733,425	0.1%
Government of Mexico	5.000	12-11-19	MXN	19,480,000	923,103	0.1%
Government of Mexico	5.750	10-12-10		50,000	48,325	0.0%
Government of Mexico	6.500	06-10-21	MXN	5,180,000	253,329	0.0%
Government of Mexico	7.500	06-03-27	MXN	10,572,000	528,376	0.1%
Government of Mexico	7.750	05-29-31	MXN	17,600,000	883,386	0.1%
Government of Mexico	7.750	11-13-42	MXN	4,210,000	207,498	0.0%
Government of Mexico	8.000	06-11-20	MXN	4,993,000	256,642	0.0%
Government of Mexico	8.500	05-31-29	MXN	4,280,000	229,281	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       18

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Mexico (continued)
Government of Mexico	8.500	11-18-38	MXN	1,050,000	$55,920	0.0%
Government of Mexico	10.000	12-05-24	MXN	21,220,000	1,228,461	0.1%
Morocco 0.1%					620,227	0.1%
Netherlands 0.1%					627,133	0.1%
Norway 0.0%					142,992	0.0%
Oman 0.1%					588,120	0.1%
Pakistan 0.1%					1,075,399	0.1%
Peru 0.1%					817,975	0.1%
Philippines 0.1%					619,038	0.1%
Poland 0.4%					3,665,308	0.4%
Republic of Poland	1.500	04-25-20	PLN	1,110,000	264,664	0.0%
Republic of Poland	1.750	07-25-21	PLN	2,430,000	568,438	0.1%
Republic of Poland	2.250	04-25-22	PLN	4,565,000	1,076,696	0.1%
Republic of Poland	2.500	07-25-18	PLN	1,070,000	265,418	0.0%
Republic of Poland	2.500	07-25-26	PLN	1,210,000	269,450	0.1%
Republic of Poland	4.000	10-25-23	PLN	3,773,000	961,520	0.1%
Republic of Poland	5.750	09-23-22	PLN	420,000	116,558	0.0%
Republic of Poland	5.750	04-25-29	PLN	490,000	142,564	0.0%
Portugal 0.0%					239,799	0.0%
Romania 0.4%					3,503,402	0.4%
Government of Romania	4.625	09-18-20	EUR	110,000	134,535	0.0%
Government of Romania	4.750	02-24-25	RON	2,120,000	531,973	0.1%
Government of Romania	4.875	11-07-19	EUR	225,000	268,462	0.0%
Government of Romania	5.750	04-29-20	RON	1,020,000	264,136	0.0%
Government of Romania	5.800	07-26-27	RON	2,830,000	757,721	0.1%
Government of Romania	5.850	04-26-23	RON	4,570,000	1,219,042	0.1%
Government of Romania	5.950	06-11-21	RON	1,240,000	327,533	0.1%
Russia 0.4%					3,630,090	0.4%
Government of Russia	4.500	04-04-22		400,000	424,964	0.0%
Government of Russia	4.875	09-16-23		800,000	861,811	0.1%
Government of Russia	7.050	01-19-28	RUB	33,570,000	528,811	0.1%
Government of Russia	7.600	07-20-22	RUB	38,732,000	648,167	0.1%
Government of Russia	8.150	02-03-27	RUB	62,902,000	1,082,380	0.1%
Government of Russia	8.500	09-17-31	RUB	4,810,000	83,957	0.0%
Serbia 0.3%					2,671,550	0.3%
Republic of Serbia	4.875	02-25-20		800,000	826,282	0.1%
Republic of Serbia	6.750	11-01-24		141,699	143,116	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       19

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Serbia (continued)
Republic of Serbia	7.250	09-28-21		1,500,000	$1,702,152	0.2%
Singapore 0.0%					309,516	0.0%
Slovenia 0.3%					2,317,675	0.3%
Republic of Slovenia	1.500	03-25-35	EUR	140,000	132,764	0.0%
Republic of Slovenia	2.125	07-28-25	EUR	345,000	397,041	0.1%
Republic of Slovenia	2.250	03-03-32	EUR	610,000	669,650	0.1%
Republic of Slovenia	5.125	03-30-26	EUR	202,000	289,321	0.0%
Republic of Slovenia	5.250	02-18-24		240,000	266,549	0.0%
Republic of Slovenia	5.850	05-10-23		494,000	562,350	0.1%
South Africa 0.6%					5,427,790	0.6%
Republic of South Africa	4.665	01-17-24		500,000	515,625	0.1%
Republic of South Africa	5.875	09-16-25		480,000	527,419	0.1%
Republic of South Africa	6.500	02-28-41	ZAR	3,136,000	170,131	0.0%
Republic of South Africa	6.750	03-31-21	ZAR	2,995,000	218,864	0.0%
Republic of South Africa	7.000	02-28-31	ZAR	19,755,000	1,239,670	0.1%
Republic of South Africa	7.250	01-15-20	ZAR	9,460,000	710,594	0.1%
Republic of South Africa	7.750	02-28-23	ZAR	2,660,000	197,215	0.0%
Republic of South Africa	8.000	01-31-30	ZAR	17,441,000	1,208,909	0.1%
Republic of South Africa	8.750	02-28-48	ZAR	1,449,000	100,757	0.0%
Republic of South Africa	10.500	12-21-26	ZAR	6,360,000	538,606	0.1%
South Korea 0.2%					1,591,975	0.2%
Sri Lanka 0.2%					1,989,289	0.2%
Sweden 0.1%					451,518	0.1%
Thailand 0.2%					1,460,434	0.2%
Turkey 0.6%					5,643,946	0.6%
Republic of Turkey	3.250	03-23-23		300,000	272,880	0.0%
Republic of Turkey	4.875	10-09-26		200,000	189,926	0.0%
Republic of Turkey	5.125	03-25-22		850,000	860,172	0.1%
Republic of Turkey	5.625	03-30-21		200,000	207,752	0.0%
Republic of Turkey	6.000	01-14-41		400,000	385,054	0.1%
Republic of Turkey	6.250	09-26-22		1,550,000	1,645,914	0.2%
Republic of Turkey	6.875	03-17-36		230,000	244,682	0.0%
Republic of Turkey	10.400	03-20-24	TRY	1,283,000	348,329	0.0%
Republic of Turkey	10.500	01-15-20	TRY	35,000	9,602	0.0%
Republic of Turkey	10.600	02-11-26	TRY	2,645,000	727,873	0.1%
Republic of Turkey	11.875	01-15-30		100,000	152,947	0.0%
OTHER SECURITIES					598,815	0.1%
Ukraine 0.3%					2,631,106	0.3%
Republic of Ukraine	7.750	09-01-20		200,000	198,500	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       20

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Ukraine (continued)
Republic of Ukraine (S)	7.750	09-01-20		820,000	$813,850	0.1%
Republic of Ukraine	7.750	09-01-21		200,000	196,040	0.0%
Republic of Ukraine (S)	7.750	09-01-21		808,000	792,325	0.1%
Republic of Ukraine	7.750	09-01-23		150,000	143,625	0.0%
Republic of Ukraine (S)	7.750	09-01-23		314,000	300,655	0.1%
Republic of Ukraine, GDP-Linked Note (P) (S)	0.000	05-31-40		611,000	186,111	0.0%
United Kingdom 0.3%					2,893,621	0.3%
Government of United Kingdom	1.500	07-22-26	GBP	60,000	77,242	0.0%
Government of United Kingdom	3.500	01-22-45	GBP	382,000	651,728	0.1%
Government of United Kingdom	4.250	12-07-46	GBP	1,109,000	2,164,651	0.2%
Venezuela 0.0%					390,655	0.0%
Vietnam 0.0%					407,758	0.0%
Zambia 0.1%					791,520	0.1%
Corporate bonds 34.3%					$321,232,703
(Cost $316,148,322)
Consumer discretionary 5.9%					55,227,427	5.9%
Altice Luxembourg SA (S)	7.625	02-15-25		1,385,000	1,478,488	0.2%
Altice Luxembourg SA (S)	7.750	05-15-22		1,225,000	1,303,094	0.2%
CSC Holdings LLC (S)	6.625	10-15-25		600,000	663,000	0.1%
CSC Holdings LLC (S)	10.875	10-15-25		1,675,000	2,018,375	0.2%
Scientific Games International, Inc. (S)	7.000	01-01-22		410,000	435,857	0.0%
Scientific Games International, Inc.	10.000	12-01-22		1,925,000	2,042,906	0.2%
OTHER SECURITIES					47,285,707	5.0%
Consumer staples 1.1%					10,676,207	1.1%
Energy 5.9%					55,390,230	5.9%
Exxon Mobil Corp. (P)	1.470	03-06-22		355,000	355,539	0.1%
Hess Corp.	4.300	04-01-27		245,000	245,044	0.0%
Hess Corp.	5.800	04-01-47		65,000	69,104	0.0%
Hess Corp.	7.125	03-15-33		35,000	40,919	0.0%
Hess Corp.	7.300	08-15-31		200,000	235,266	0.0%
Hess Corp.	7.875	10-01-29		750,000	921,977	0.1%
Petrobras Global Finance BV	6.125	01-17-22		165,000	169,538	0.0%
Petrobras Global Finance BV	6.750	01-27-41		275,000	252,313	0.0%
Petrobras Global Finance BV	6.850	06-05-15		552,000	478,861	0.1%
Petrobras Global Finance BV	6.875	01-20-40		175,000	162,146	0.0%
Petrobras Global Finance BV	7.375	01-17-27		250,000	261,500	0.0%
Petrobras Global Finance BV	8.375	05-23-21		1,070,000	1,194,334	0.1%
Petrobras Global Finance BV	8.750	05-23-26		1,630,000	1,853,310	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       21

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Energy (continued)
Petroleos de Venezuela SA	5.250	04-12-17		737,300	$706,739	0.1%
Petroleos de Venezuela SA	5.375	04-12-27		1,250,000	460,875	0.1%
Petroleos de Venezuela SA	6.000	05-16-24		990,000	393,525	0.1%
Petroleos de Venezuela SA	6.000	11-15-26		100,000	37,750	0.0%
Petroleos de Venezuela SA	8.500	11-02-17		928,900	808,050	0.1%
Petroleos de Venezuela SA (S)	8.500	10-27-20		150,000	121,950	0.0%
Petroleos de Venezuela SA	8.500	10-27-20		1,287,000	1,046,331	0.1%
Petroleos de Venezuela SA	9.000	11-17-21		2,205,000	1,255,428	0.1%
Petroleos de Venezuela SA	9.750	05-17-35		410,000	204,898	0.0%
Petroleos de Venezuela SA	12.750	02-17-22		733,000	497,341	0.1%
Petroleos Mexicanos	2.750	04-21-27	EUR	170,000	158,344	0.0%
Petroleos Mexicanos	3.125	01-23-19		30,000	30,300	0.0%
Petroleos Mexicanos	3.500	07-18-18		310,000	315,239	0.0%
Petroleos Mexicanos	3.500	07-23-20		55,000	55,275	0.0%
Petroleos Mexicanos	3.750	03-15-19	EUR	160,000	177,974	0.0%
Petroleos Mexicanos (P) (S)	4.607	03-11-22		275,000	289,699	0.0%
Petroleos Mexicanos	5.125	03-15-23	EUR	410,000	483,378	0.1%
Petroleos Mexicanos (S)	5.375	03-13-22		55,000	57,544	0.0%
Petroleos Mexicanos	5.500	02-24-25	EUR	61,000	72,341	0.0%
Petroleos Mexicanos	5.625	01-23-46		1,425,000	1,238,040	0.1%
Petroleos Mexicanos	6.375	02-04-21		350,000	380,100	0.1%
Petroleos Mexicanos	6.375	01-23-45		200,000	190,300	0.0%
Petroleos Mexicanos (S)	6.500	03-13-27		1,255,000	1,333,751	0.2%
Petroleos Mexicanos	6.500	06-02-41		1,900,000	1,847,560	0.2%
Petroleos Mexicanos	6.750	09-21-47		760,000	752,020	0.1%
Petroleos Mexicanos	6.875	08-04-26		400,000	437,880	0.1%
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	42,769	0.0%
Petroleos Mexicanos (S)	7.190	09-12-24	MXN	1,201,000	51,366	0.0%
Petroleos Mexicanos	7.470	11-12-26	MXN	4,230,000	176,935	0.0%
OTHER SECURITIES					35,526,677	3.7%
Financials 7.0%					65,212,087	7.0%
Bank of America Corp.	1.700	08-25-17		15,000	15,025	0.0%
Bank of America Corp. (P)	2.190	01-20-23		110,000	111,535	0.0%
Bank of America Corp.	2.503	10-21-22		45,000	43,746	0.0%
Bank of America Corp.	2.625	04-19-21		85,000	85,100	0.0%
Bank of America Corp.	3.248	10-21-27		240,000	230,170	0.0%
Bank of America Corp.	3.300	01-11-23		530,000	533,496	0.1%
Bank of America Corp.	3.950	04-21-25		740,000	742,681	0.1%
Bank of America Corp.	4.000	04-01-24		500,000	520,657	0.1%
Bank of America Corp.	4.200	08-26-24		415,000	428,275	0.1%
Bank of America Corp.	5.650	05-01-18		60,000	62,616	0.0%
Bank of America Corp.	6.400	08-28-17		215,000	220,295	0.0%
Bank of America Corp.	6.875	04-25-18		90,000	95,146	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       22

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Financials (continued)
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%) (P)	3.824	01-20-28		665,000	$669,624	0.1%
Citigroup, Inc.	1.700	04-27-18		40,000	39,988	0.0%
Citigroup, Inc.	1.800	02-05-18		15,000	15,043	0.0%
Citigroup, Inc. (P)	1.800	01-10-20		115,000	115,536	0.0%
Citigroup, Inc.	1.850	11-24-17		140,000	140,500	0.0%
Citigroup, Inc.	2.050	06-07-19		35,000	35,011	0.0%
Citigroup, Inc. (P)	2.378	03-30-21		50,000	50,896	0.0%
Citigroup, Inc.	2.900	12-08-21		105,000	105,360	0.0%
Citigroup, Inc.	3.200	10-21-26		620,000	596,406	0.1%
Citigroup, Inc.	4.450	09-29-27		465,000	476,091	0.1%
Citigroup, Inc.	4.600	03-09-26		260,000	270,056	0.0%
Citigroup, Inc.	6.250	09-02-19	GBP	45,000	62,931	0.0%
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%) (P)	3.887	01-10-28		740,000	747,081	0.1%
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		355,000	370,970	0.1%
JPMorgan Chase & Co. (P)	2.273	10-24-23		1,045,000	1,068,387	0.1%
JPMorgan Chase & Co.	2.950	10-01-26		355,000	339,639	0.1%
JPMorgan Chase & Co.	3.250	09-23-22		160,000	163,228	0.0%
JPMorgan Chase & Co.	3.300	04-01-26		135,000	133,307	0.0%
JPMorgan Chase & Co.	3.900	07-15-25		80,000	83,175	0.0%
JPMorgan Chase & Co.	4.500	01-24-22		333,000	359,817	0.1%
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR +1.337%) (P)	3.782	02-01-28		845,000	858,545	0.1%
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20		245,000	253,575	0.0%
Morgan Stanley (P)	1.893	01-24-19		310,000	312,374	0.0%
Morgan Stanley (P)	2.318	04-25-18		130,000	131,487	0.0%
Morgan Stanley	2.625	11-17-21		1,140,000	1,130,800	0.1%
Morgan Stanley	3.125	07-27-26		150,000	144,388	0.0%
Morgan Stanley	3.625	01-20-27		395,000	393,498	0.1%
Morgan Stanley	3.700	10-23-24		95,000	97,026	0.0%
Morgan Stanley	3.750	02-25-23		660,000	681,995	0.1%
Morgan Stanley	3.875	01-27-26		170,000	173,431	0.0%
Morgan Stanley	4.350	09-08-26		815,000	838,612	0.1%
Morgan Stanley	5.000	11-24-25		270,000	291,155	0.0%
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	106,055	0.0%
The Goldman Sachs Group, Inc. (P)	2.142	04-26-22		110,000	110,963	0.0%
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	60,095	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       23

	Rate (%)	Maturity date	Par value^		Value	% of Net Assets
Financials (continued)
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	$15,129	0.0%
The Goldman Sachs Group, Inc. (P)	2.822	02-25-21		100,000	103,802	0.0%
The Goldman Sachs Group, Inc.	3.000	04-26-22		410,000	409,773	0.1%
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	746,391	0.1%
The Goldman Sachs Group, Inc.	4.250	10-21-25		580,000	594,588	0.1%
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	21,566	0.0%
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	715,239	0.1%
The Goldman Sachs Group, Inc.	6.150	04-01-18		260,000	272,324	0.0%
The Goldman Sachs Group, Inc.	6.250	02-01-41		305,000	386,415	0.1%
The Goldman Sachs Group, Inc.	6.750	10-01-37		435,000	545,206	0.1%
Wells Fargo & Company (P)	2.153	01-24-23		155,000	157,096	0.0%
Wells Fargo & Company	3.069	01-24-23		555,000	557,199	0.1%
OTHER SECURITIES					46,171,572	4.6%
Health care 2.6%					24,708,702	2.6%
Anthem, Inc.	2.300	07-15-18		85,000	85,552	0.0%
Anthem, Inc.	3.500	08-15-24		390,000	392,161	0.1%
Anthem, Inc.	4.650	01-15-43		120,000	124,616	0.0%
Valeant Pharmaceuticals International, Inc. (S)	5.375	03-15-20		675,000	604,969	0.1%
Valeant Pharmaceuticals International, Inc. (S)	6.375	10-15-20		1,415,000	1,287,650	0.2%
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21		300,000	270,750	0.0%
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20		275,000	256,438	0.0%
OTHER SECURITIES					21,686,566	2.2%
Industrials 2.3%					21,864,275	2.3%
Information technology 2.1%					19,354,573	2.1%
First Data Corp. (S)	5.375	08-15-23		375,000	390,000	0.1%
First Data Corp. (S)	7.000	12-01-23		875,000	940,625	0.1%
Microsoft Corp.	4.100	02-06-37		285,000	295,476	0.0%
Microsoft Corp.	4.200	11-03-35		255,000	269,130	0.0%
Western Digital Corp. (S)	7.375	04-01-23		545,000	596,067	0.1%
Western Digital Corp.	10.500	04-01-24		1,205,000	1,408,344	0.2%
OTHER SECURITIES					15,454,931	1.6%
Materials 2.7%					25,038,613	2.7%
Real estate 1.1%					10,528,063	1.1%
Telecommunication services 2.1%					19,176,690	2.1%
Intelsat Jackson Holdings SA	7.250	10-15-20		175,000	161,875	0.0%
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	256,200	0.0%
Intelsat Jackson Holdings SA (S)	8.000	02-15-24		650,000	703,625	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       24

	Rate (%)		Maturity date	Par value^	Value	% of Net Assets
Telecommunication services (continued)
Intelsat Jackson Holdings SA (S)	9.500		09-30-22	275,000	$330,688	0.0%
SBA Tower Trust (S)	2.240		04-16-18	125,000	124,975	0.0%
SBA Tower Trust (S)	2.898		10-15-44	265,000	266,464	0.0%
SBA Tower Trust (S)	2.933		12-09-42	630,000	630,643	0.1%
SBA Tower Trust (S)	3.156		10-15-45	360,000	361,836	0.1%
SBA Tower Trust (S)	3.598		04-15-43	570,000	571,635	0.1%
SBA Tower Trust (S)	3.869		10-15-49	360,000	358,130	0.0%
Verizon Communications, Inc.	4.125		08-15-46	310,000	271,226	0.0%
Verizon Communications, Inc.	4.272		01-15-36	365,000	344,848	0.0%
Verizon Communications, Inc.	4.500		09-15-20	330,000	351,960	0.0%
Verizon Communications, Inc.	6.400		09-15-33	1,745,000	2,085,247	0.2%
OTHER SECURITIES					12,357,338	1.5%
Utilities 1.5%					14,055,836	1.5%
Convertible bonds 0.0%					$444,887
(Cost $342,111)
Consumer discretionary 0.0%					28,221	0.0%
Energy 0.0%					165,000	0.0%
Information technology 0.0%					251,666	0.0%
Municipal bonds 0.4%					$3,468,301
(Cost $3,236,442)
Term loans (M) 7.1%					$66,714,387
(Cost $66,309,698)
Consumer discretionary 1.7%					16,339,472	1.7%
Scientific Games International, Inc. (T)		TBD	10-01-21	35,000	35,540	0.0%
Scientific Games International, Inc.	5.781		10-18-20	351,203	356,618	0.1%
OTHER SECURITIES					15,947,314	1.6%
Consumer staples 0.4%					3,232,117	0.4%
Energy 0.6%					5,472,537	0.6%
Financials 0.8%					7,524,403	0.8%
Asurion LLC	4.031		07-08-20	349,343	353,056	0.0%
Asurion LLC	4.250		08-04-22	1,096,320	1,109,345	0.1%
Asurion LLC	4.750		11-03-23	498,750	505,164	0.1%
Asurion LLC	8.500		03-03-21	1,825,000	1,850,094	0.2%
OTHER SECURITIES					3,706,744	0.4%
Health care 0.6%					6,025,732	0.6%
Industrials 0.7%					6,926,901	0.7%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       25

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Information technology 1.2%				$11,546,853	1.2%
First Data Corp.	3.779	03-24-21	659,405	665,069	0.1%
First Data Corp.	3.779	07-10-22	625,079	629,142	0.1%
Western Digital Corp.	4.529	04-29-23	416,875	419,089	0.1%
OTHER SECURITIES				9,833,553	0.9%
Materials 0.5%				4,614,963	0.5%
Real estate 0.1%				639,598	0.1%
Telecommunication services 0.2%				2,059,775	0.2%
Intelsat Jackson Holdings SA	3.750	06-30-19	738,704	733,666	0.1%
OTHER SECURITIES				1,326,109	0.1%
Utilities 0.3%				2,332,036	0.3%
Collateralized mortgage obligations 2.6%				$24,395,217
(Cost $24,423,009)
Commercial and residential 1.7%				15,679,269	1.7%
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A1	1.454	02-15-48	35,734	35,601	0.0%
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5 (P)	3.767	07-15-58	240,000	250,272	0.0%
OTHER SECURITIES				15,393,396	1.7%
U.S. Government Agency 0.9%				8,715,948	0.9%
Federal Home Loan Mortgage Corp. Series 199, Class PO	1.320	08-01-28	1,164	986	0.0%
Federal Home Loan Mortgage Corp. Series 2014-HQ2, Class M1 (P)	2.228	09-25-24	55,334	55,512	0.0%
Federal Home Loan Mortgage Corp. Series 2014-HQ2, Class M2 (P)	2.978	09-25-24	250,000	255,635	0.1%
Federal Home Loan Mortgage Corp. Series 2015-DN1, Class M2 (P)	3.178	01-25-25	93,073	93,520	0.0%
Federal Home Loan Mortgage Corp. Series 2015-DNA1, Class M2 (P)	2.628	10-25-27	280,000	285,266	0.1%
Federal Home Loan Mortgage Corp. Series 2015-DNA3, Class M2 (P)	3.628	04-25-28	250,000	258,793	0.1%
Federal Home Loan Mortgage Corp. Series 2015-HQ1, Class M2 (P)	2.978	03-25-25	185,574	187,357	0.0%
Federal Home Loan Mortgage Corp. Series 2015-HQ2, Class M2 (P)	2.728	05-25-25	250,000	254,445	0.0%
Federal Home Loan Mortgage Corp. Series 2016-DNA1, Class M2 (P)	3.678	07-25-28	250,000	260,259	0.1%
Federal Home Loan Mortgage Corp. Series 2016-DNA3, Class M2 (P)	2.778	12-25-28	250,000	255,495	0.0%
Federal Home Loan Mortgage Corp. Series 2016-HQA1, Class M1 (P)	2.528	09-25-28	169,527	170,400	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       26

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. Series 2017-DNA1, Class M2 (P)	4.028	07-25-29	250,000	$247,720	0.0%
Federal Home Loan Mortgage Corp. Series 2017-HQ1, Class M1 (P)	4.320	08-25-29	250,000	250,706	0.0%
Federal Home Loan Mortgage Corp. Series 4448, Class JA	4.000	11-15-36	100,000	105,464	0.0%
Federal Home Loan Mortgage Corp. Series 4566, Class FA (P)	1.270	04-15-46	108,932	109,302	0.0%
Federal Home Loan Mortgage Corp. Series 4604, Class FH (P)	1.270	08-15-46	16,360	16,411	0.0%
Federal Home Loan Mortgage Corp. Series 4614, Class FG (P)	1.270	09-15-46	136,162	136,600	0.0%
Federal Home Loan Mortgage Corp. Series 4621, Class FK (P)	1.270	10-15-46	94,148	94,381	0.0%
Federal Home Loan Mortgage Corp. Series 4623, Class EF (P)	1.220	10-15-46	59,431	59,390	0.0%
Federal Home Loan Mortgage Corp. Series 4623, Class HF (P)	1.220	10-15-46	876,264	875,528	0.1%
Federal Home Loan Mortgage Corp. Series 4623, Class MF (P)	1.270	10-15-46	54,486	54,665	0.0%
Federal Home Loan Mortgage Corp. Series 4648, Class FA (P)	1.270	01-15-47	130,704	131,069	0.0%
Federal Home Loan Mortgage Corp. Series 4650, Class FL (P)	1.220	01-15-47	129,140	129,136	0.0%
Federal Home Loan Mortgage Corp. Series 4654, Class FK (P)	1.266	02-15-47	72,409	72,315	0.0%
Federal Home Loan Mortgage Corp. Series K025, Class A1	1.875	04-25-22	176,713	176,335	0.0%
Federal Home Loan Mortgage Corp. Series K502, Class A2	1.426	08-25-17	130,595	130,594	0.0%
Federal Home Loan Mortgage Corp. Series K712, Class A1	1.369	05-25-19	28,672	28,662	0.0%
Federal National Mortgage Association Series 2006-114, Class HE	5.500	12-25-36	100,895	111,815	0.0%
Federal National Mortgage Association Series 2016-103, Class LF (P)	1.278	01-25-47	39,537	39,656	0.0%
Federal National Mortgage Association Series 2016-63, Class AF (P)	1.278	09-25-46	218,807	219,431	0.0%
Federal National Mortgage Association Series 2016-64, Class FA (P)	1.278	09-25-46	243,719	244,477	0.0%
Federal National Mortgage Association Series 2016-70, Class F (P)	1.228	10-25-46	115,987	115,974	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       27

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Federal National Mortgage Association Series 2016-79, Class NF (P)	1.228	11-25-46	230,459	$230,153	0.0%
Federal National Mortgage Association Series 2016-83, Class FA (P)	1.278	11-25-46	52,989	53,152	0.0%
Federal National Mortgage Association Series 2016-84, Class FT (P)	1.278	11-25-46	130,587	130,979	0.0%
Federal National Mortgage Association Series 2016-85, Class FA (P)	1.278	11-25-46	88,438	88,729	0.0%
Federal National Mortgage Association Series 2016-85, Class FG (P)	1.278	11-25-46	91,645	91,921	0.0%
Federal National Mortgage Association Series 2016-C01, Class 2M1 (P)	2.878	08-25-28	425,908	430,502	0.1%
Federal National Mortgage Association Series 2016-C02, Class 1M1 (P)	2.928	09-25-28	41,286	41,799	0.0%
Federal National Mortgage Association Series 2016-C05, Class 2M1 (P)	2.128	01-25-29	100,842	101,433	0.0%
Federal National Mortgage Association Series 2016-C06, Class 1M1 (P)	2.078	04-25-29	318,776	320,970	0.1%
Federal National Mortgage Association Series 319, Class 2 IO	6.500	02-25-32	3,572	864	0.0%
Government National Mortgage Association Series 2010-103, Class IN IO	4.500	02-20-39	21,470	1,348	0.0%
Government National Mortgage Association Series 2010-109, Class CI IO	4.500	12-20-37	174,842	4,502	0.0%
Government National Mortgage Association Series 2010-127, Class JI IO	4.000	02-20-39	265,771	17,306	0.0%
Government National Mortgage Association Series 2010-128, Class JC	4.000	06-20-39	70,000	73,964	0.0%
Government National Mortgage Association Series 2010-165, Class IP IO	4.000	04-20-38	820,627	56,622	0.0%
Government National Mortgage Association Series 2010-42, Class PI IO	4.500	09-20-37	448,938	10,166	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       28

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Government National Mortgage Association Series 2010-87, Class HI IO	4.500	11-20-38	484,944	$26,285	0.0%
Government National Mortgage Association Series 2010-92, Class PI IO	4.500	11-20-37	52,485	1,178	0.0%
Government National Mortgage Association Series 2010-98, Class PI IO	4.500	10-20-37	42,900	876	0.0%
Government National Mortgage Association Series 2011-123, Class MA	4.000	07-20-41	485,000	514,069	0.1%
Government National Mortgage Association Series 2011-133, Class GB	3.500	09-20-41	100,000	102,751	0.0%
Government National Mortgage Association Series 2011-41 Class AI IO	4.500	12-20-39	183,705	11,537	0.0%
Government National Mortgage Association Series 2011-88, Class EI IO	4.500	11-20-39	27,995	2,298	0.0%
Government National Mortgage Association Series 2011-94, Class AI IO	4.500	01-20-39	146,331	5,382	0.0%
Government National Mortgage Association Series 2012-94, Class BI IO	4.000	05-20-37	201,211	30,661	0.0%
Government National Mortgage Association Series 2013-24, Class OI IO	4.000	02-20-43	121,672	24,653	0.0%
Government National Mortgage Association Series 2014-115, Class KI IO	3.000	06-20-37	212,575	26,039	0.0%
Government National Mortgage Association Series 2014-129, Class BI IO	3.500	09-20-29	486,975	56,348	0.0%
Government National Mortgage Association Series 2014-160, Class DI IO	3.500	04-20-39	500,490	52,597	0.0%
Government National Mortgage Association Series 2015-100, Class AI IO	3.500	03-20-39	353,647	30,688	0.0%
Government National Mortgage Association Series 2015-148, Class LI	3.500	06-20-39	476,830	65,055	0.0%
Government National Mortgage Association Series 2015-148, Class LI	3.500	05-20-43	121,816	25,106	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       29

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Government National Mortgage Association Series 2016-120, Class NF (P)	1.181	09-20-46	300,957	$300,236	0.1%
Government National Mortgage Association Series 2016-46, Class IO	3.500	04-20-46	1,091,697	194,833	0.0%
Government National Mortgage Association Series 2016-60, Class IK	3.500	12-20-45	894,708	163,647	0.0%
Asset backed securities 3.6%				$33,479,921
(Cost $33,490,817)
			Shares	Value	% of Net Assets
Common stocks 11.4%				$106,564,081
(Cost $78,389,952)
Consumer discretionary 1.0%				9,655,778	1.0%
Consumer staples 0.7%				6,283,999	0.7%
Energy 1.2%				11,497,487	1.2%
Exxon Mobil Corp.			31,400	2,553,448	0.3%
Hess Corp.			19,881	1,022,679	0.1%
OTHER SECURITIES				7,921,360	0.8%
Financials 2.9%				27,389,249	2.9%
Bank of America Corp.			26,937	664,805	0.1%
Citigroup, Inc.			24,741	1,479,759	0.2%
JPMorgan Chase & Co.			41,927	3,799,425	0.4%
Morgan Stanley			50,100	2,288,067	0.2%
State Street Corp.			19,900	1,586,229	0.2%
Wells Fargo & Company			42,400	2,454,112	0.3%
OTHER SECURITIES				15,116,852	1.5%
Health care 1.2%				11,137,962	1.2%
Anthem, Inc.			10,038	1,654,463	0.2%
OTHER SECURITIES				9,483,499	1.0%
Industrials 1.3%				11,743,852	1.3%
The Boeing Company			12,765	2,300,636	0.2%
OTHER SECURITIES				9,443,216	1.1%
Information technology 1.2%				11,044,433	1.2%
Microsoft Corp.			34,185	2,187,156	0.2%
Western Digital Corp.			8,433	648,329	0.1%
OTHER SECURITIES				8,208,948	0.9%
Materials 0.5%				5,012,375	0.5%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       30

			Shares		Value	% of Net Assets
Real estate 0.2%					$2,329,419	0.2%
Telecommunication services 0.4%					3,365,148	0.4%
Verizon Communications, Inc.			36,425		1,807,773	0.2%
OTHER SECURITIES					1,557,375	0.2%
Utilities 0.8%					7,104,379	0.8%
Preferred securities 0.2%					$2,145,709
(Cost $2,019,686)
Health care 0.0%					230,743	0.0%
Real estate 0.0%					231,409	0.0%
Telecommunication services 0.0%					110,856	0.0%
Utilities 0.2%					1,572,701	0.2%
Purchased options 0.0%					$38,783
(Cost $53,414)
Call options 0.0%					30,446	0.0%
Put options 0.0%					8,337	0.0%
		Yield (%)	Shares		Value	% of Net Assets
Securities lending collateral 0.2%					$1,999,075
(Cost $1,999,049)
John Hancock Collateral Trust (W)		0.8372(Y)	199,766		1,999,075	0.2%
	Yield* (%)	Maturity date	Par value^		Value	% of Net Assets
Short-term investments 3.9%					$36,736,179
(Cost $36,717,774)
Commercial paper 0.4%					3,924,279	0.4%
Foreign government 0.4%					3,384,670	0.4%
Japan Treasury Discount Bill	0.000	03/13/2017	JPY	50,000,000	445,116	0.1%
Japan Treasury Discount Bill	0.000	05/29/2017	JPY	330,000,000	2,939,554	0.3%
		Yield (%)	Shares		Value	% of Net Assets
Money market funds 3.0%					28,285,721	3.0%
T. Rowe Price Government Money Fund		0.5166(Y)	28,285,721		$28,285,721	3.0%
			Par value^		Value	% of Net Assets
Repurchase agreement 0.1%					1,141,509	0.1%
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.000% to be repurchased at $244,509 on 3-1-17, collateralized by $247,900 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $249,401, including interest)			244,509		$244,509	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       31

				Par value^	Value	% of Net Assets
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $897,002 on 3-1-17, collateralized by $925,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $917,836, including interest)				897,000	$897,000	0.1%
Total investments (Cost $916,991,756)† 101.5%					$950,562,571	101.5%
Other assets and liabilities, net (1.5%)					(14,081,929)	(1.5)%
Total net assets 100.0%					$936,480,642	100.0%
	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Sale commitments outstanding (0.7)%					($6,543,872)
(Cost ($6,522,366))
U.S. Government Agency (0.7)%					(6,543,872)	(0.7)%
Federal National Mortgage Association (C)	2.500		TBA	(3,590,000)	(3,418,276)	(0.4)%
Government National Mortgage Association (C)	3.000		TBA	(3,095,000)	(3,125,596)	(0.3)%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       32

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,601,334 or 16.0% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $922,399,436. Net unrealized appreciation aggregated to $28,163,135, of which $44,079,327 related to appreciated investment securities and $15,916,192 related to depreciated investment securities.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	122	Long	Jun 2017	$26,384,602	$26,401,561	$16,959
3 Year South Korea Government Bond Futures	52	Long	Mar 2017	$5,031,132	$5,037,435	$6,303
5-Year U.S. Treasury Note Futures	193	Long	Jun 2017	22,690,991	22,716,703	25,712
10-Year Canada Government Bond Futures	9	Long	Jun 2017	924,403	930,696	6,293
10-Year Mini Japan Government Bond Futures	48	Long	Mar 2017	6,418,730	6,432,329	13,599
10-Year U.S. Treasury Note Futures	22	Long	Jun 2017	2,734,317	2,740,719	6,402
10-Year Ultra U.S. Treasury Bond Futures	6	Long	Jun 2017	798,713	803,625	4,912
Euro-BTP Italian Government Bond Futures	17	Long	Mar 2017	2,399,499	2,393,321	(6,178)
Euro-Buxl Futures	5	Long	Mar 2017	927,910	919,665	(8,245)
Euro-OAT Futures	8	Long	Mar 2017	1,245,843	1,270,856	25,013
German Euro BUND Futures	6	Long	Mar 2017	1,036,569	1,055,480	18,911
S&P 500 Index E-Mini Futures	4	Long	Mar 2017	469,208	472,560	3,352
U.S. Treasury Long Bond Futures	17	Long	Jun 2017	2,551,355	2,578,156	26,801
2-Year U.S. Treasury Note Futures	8	Short	Jun 2017	(1,731,738)	(1,731,250)	488
5-Year U.S. Treasury Note Futures	25	Short	Jun 2017	(2,939,280)	(2,942,578)	(3,298)
10-Year Interest Rate Swap Futures	42	Short	Mar 2017	(3,944,652)	(3,963,750)	(19,098)
10-Year U.S. Treasury Note Futures	74	Short	Jun 2017	(9,192,427)	(9,218,781)	(26,354)
10-Year Ultra U.S. Treasury Bond Futures	58	Short	Jun 2017	(7,722,448)	(7,768,375)	(45,927)
German Euro BOBL Futures	35	Short	Mar 2017	(4,921,962)	(4,995,651)	(73,689)
Ultra U.S. Treasury Bond Futures	4	Short	Jun 2017	(639,275)	(647,125)	(7,850)
U.K. Long Gilt Bond Futures	10	Short	Jun 2017	(1,573,191)	(1,578,734)	(5,543)
U.S. Treasury Long Bond Futures	2	Short	Jun 2017	(300,138)	(303,312)	(3,174)
						($44,611)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	5,986,000	USD	351,439	BNP Paribas SA	3/22/2017	$31,511	—	$31,511

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	2,324,000	USD	147,228	BNP Paribas SA	4/6/2017	387	—	387
ARS	1,159,000	USD	74,295	Royal Bank of Scotland PLC	4/6/2017	—	($678)	(678)
ARS	2,358,000	USD	147,559	Credit Suisse International	5/16/2017	—	(183)	(183)
ARS	2,360,000	USD	148,802	Royal Bank of Scotland PLC	5/16/2017	—	(1,301)	(1,301)
AUD	345,011	USD	264,570	Standard Chartered Bank	5/26/2017	—	(541)	(541)
BRL	18,427,704	USD	5,866,122	Barclays Bank PLC Wholesale	3/2/2017	57,280	—	57,280
BRL	1,046,000	USD	337,496	BNP Paribas SA	3/2/2017	—	(1,270)	(1,270)
BRL	5,585,397	USD	1,761,810	Deutsche Bank AG London	3/2/2017	33,562	—	33,562
BRL	1,192,310	USD	383,757	JPMorgan Chase Bank N.A. London	3/2/2017	—	(502)	(502)
BRL	643,954	USD	207,774	Morgan Stanley and Company International PLC	3/2/2017	—	(781)	(781)
BRL	330,601	USD	104,545	Royal Bank of Canada (UK)	3/2/2017	1,724	—	1,724
BRL	2,421,000	USD	781,144	Standard Chartered Bank	3/2/2017	—	(2,937)	(2,937)
BRL	314,000	USD	94,953	State Street Bank London	3/2/2017	5,980	0	5,980
BRL	3,064,029	USD	969,323	Barclays Bank PLC Wholesale	6/2/2017	—	(5,655)	(5,655)
CAD	188,000	USD	144,775	Bank of America, N.A.	3/31/2017	—	(3,202)	(3,202)
CAD	177,000	USD	135,604	Canadian Imperial Bank of Commerce	3/31/2017	—	(2,314)	(2,314)
CAD	790,418	USD	603,503	Royal Bank of Canada (UK)	3/31/2017	—	(8,277)	(8,277)
CAD	38,294	USD	29,168	State Street Bank London	3/31/2017	—	(330)	(330)
CHF	911,000	USD	912,734	BNP Paribas SA	5/26/2017	—	(1,186)	(1,186)
CLP	84,545,000	USD	127,789	Credit Suisse International	4/7/2017	1,964	—	1,964
CLP	128,773,000	USD	199,354	Credit Suisse International	5/12/2017	—	(2,132)	(2,132)
CLP	126,613,000	USD	194,311	Royal Bank of Scotland PLC	5/12/2017	—	(396)	(396)
CLP	35,956,000	USD	55,168	State Street Bank London	5/12/2017	—	(100)	(100)
CNY	361,000	USD	51,835	JPMorgan Chase Bank N.A. London	3/13/2017	676	—	676
CNY	5,694,000	USD	819,481	Standard Chartered Bank	3/13/2017	8,763	—	8,763
CNY	285,000	USD	40,951	State Street Bank London	3/13/2017	505	—	505
COP	3,050,738,338	USD	1,025,458	Credit Suisse International	4/7/2017	11,165	—	11,165
COP	216,374,000	USD	73,517	State Street Bank London	4/7/2017	6	—	6
CZK	3,426,000	USD	135,722	Citibank N.A.	5/19/2017	—	(529)	(529)
CZK	3,544,000	USD	142,576	Bank of America, N.A.	7/27/2017	—	(1,856)	(1,856)
CZK	367,000	USD	14,647	State Street Bank London	7/27/2017	—	(75)	(75)
CZK	5,275,000	USD	213,935	Bank of America, N.A.	10/27/2017	—	(2,947)	(2,947)
CZK	8,971,000	USD	367,197	Bank of America, N.A.	1/23/2018	—	(5,609)	(5,609)
CZK	8,904,000	USD	363,595	Citibank N.A.	1/23/2018	—	(4,707)	(4,707)
EUR	74,000	USD	78,645	Bank of America, N.A.	5/26/2017	57	—	57
EUR	213,235	USD	226,796	Barclays Bank PLC Wholesale	5/26/2017	—	(11)	(11)
EUR	3,458,167	USD	3,703,152	Citibank N.A.	5/26/2017	—	(25,240)	(25,240)
EUR	7,000	USD	7,420	State Street Bank London	5/26/2017	25	—	25
GBP	137,253	USD	171,607	Bank of America, N.A.	4/21/2017	—	(1,087)	(1,087)
GBP	164,733	USD	205,859	HSBC Bank USA	4/21/2017	—	(1,200)	(1,200)
GBP	210,500	USD	262,100	Royal Bank of Scotland PLC	4/21/2017	—	(581)	(581)
GBP	18,688	USD	23,416	State Street Bank London	4/21/2017	—	(199)	(199)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	511,076	USD	638,467	Royal Bank of Scotland PLC	5/26/2017	—	(3,029)	(3,029)
GBP	22,000	USD	27,485	State Street Bank London	5/26/2017	—	(132)	(132)
HUF	274,610,776	USD	946,444	Bank of America, N.A.	5/19/2017	26	—	26
IDR	7,812,804,400	USD	569,322	Barclays Bank PLC Wholesale	5/10/2017	11,867	—	11,867
IDR	10,595,960,230	USD	784,421	Citibank N.A.	5/10/2017	3,804	—	3,804
IDR	860,753,000	USD	63,977	State Street Bank London	5/10/2017	54	—	54
INR	154,303,000	USD	2,269,663	Citibank N.A.	5/12/2017	20,262	—	20,262
INR	9,902,000	USD	145,725	HSBC Bank USA	5/12/2017	1,225	—	1,225
JPY	460,581,000	USD	4,097,513	Bank of America, N.A.	5/26/2017	17,073	—	17,073
JPY	313,264,787	USD	2,772,304	Goldman Sachs International	5/26/2017	26,237	—	26,237
JPY	621,855,000	USD	5,524,874	Standard Chartered Bank	5/26/2017	30,449	—	30,449
JPY	3,139,000	USD	28,158	State Street Bank London	5/26/2017	—	(116)	(116)
KRW	169,276,000	USD	147,852	Barclays Bank PLC Wholesale	4/7/2017	1,902	—	1,902
KRW	32,685,000	USD	28,581	HSBC Bank USA	4/7/2017	335	—	335
KRW	64,464,000	USD	56,622	Standard Chartered Bank	4/7/2017	408	—	408
MXN	2,241,000	USD	102,690	BNP Paribas SA	3/17/2017	8,599	—	8,599
MXN	4,686,000	USD	215,201	Deutsche Bank AG London	3/17/2017	17,508	—	17,508
MXN	2,263,000	USD	103,230	Royal Bank of Canada (UK)	3/17/2017	9,152	—	9,152
MXN	2,715,000	USD	124,990	Societe Generale	3/17/2017	9,838	—	9,838
MXN	5,950,000	USD	290,095	Standard Chartered Bank	3/17/2017	5,384	—	5,384
MXN	745,000	USD	35,672	State Street Bank London	3/17/2017	1,325	—	1,325
MXN	2,274,785	USD	104,269	Bank of America, N.A.	4/12/2017	8,275	—	8,275
MXN	3,485,000	USD	158,453	JPMorgan Chase Bank N.A. London	4/12/2017	13,965	—	13,965
MXN	2,274,000	USD	104,276	UBS AG London	4/12/2017	8,229	—	8,229
MYR	1,267,000	USD	281,078	Barclays Bank PLC Wholesale	3/20/2017	4,010	—	4,010
MYR	226,000	USD	50,222	State Street Bank London	3/20/2017	630	—	630
MYR	2,533,296	USD	563,143	Barclays Bank PLC Wholesale	4/20/2017	5,996	—	5,996
NZD	256,000	USD	183,318	Morgan Stanley and Company International PLC	5/26/2017	612	—	612
PEN	86,000	USD	26,220	BNP Paribas SA	4/7/2017	25	—	25
PEN	84,000	USD	25,431	Royal Bank of Scotland PLC	4/7/2017	203	—	203
PHP	7,017,000	USD	140,158	Barclays Bank PLC Wholesale	4/7/2017	—	(621)	(621)
PHP	10,542,000	USD	207,642	Deutsche Bank AG London	4/7/2017	1,991	—	1,991
PHP	810,000	USD	16,281	State Street Bank London	4/7/2017	—	(174)	(174)
PLN	196,000	USD	48,037	BNP Paribas SA	4/12/2017	140	—	140
PLN	337,000	USD	83,282	Citibank N.A.	4/12/2017	—	(446)	(446)
PLN	196,807	USD	48,209	BNP Paribas SA	5/19/2017	143	—	143
PLN	392,000	USD	96,333	Citibank N.A.	5/19/2017	—	(26)	(26)
PLN	543,000	USD	133,091	Deutsche Bank AG London	5/19/2017	314	—	314
PLN	374,000	USD	92,039	State Street Bank London	5/19/2017	—	(154)	(154)
RON	155,000	USD	37,279	JPMorgan Chase Bank N.A. London	4/12/2017	—	(968)	(968)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
RUB	115,751,498	USD	1,899,230	State Street Bank London	4/12/2017	64,436	—	64,436
SEK	3,213,000	USD	366,090	Update Counterpary Table for Counterparty Skandinaviska Enskilda Banken	4/28/2017	—	(9,126)	(9,126)
THB	29,623,943	USD	843,934	HSBC Bank USA	5/12/2017	4,203	—	4,203
TRY	2,292,000	USD	666,357	Citibank N.A.	3/2/2017	—	(36,703)	(36,703)
TRY	2,697,000	USD	745,841	Credit Suisse International	3/2/2017	—	(4,927)	(4,927)
TRY	1,417,000	USD	371,817	Goldman Sachs International	3/2/2017	17,458	—	17,458
TRY	71,000	USD	18,322	JPMorgan Chase Bank N.A. London	3/2/2017	1,183	—	1,183
TRY	800,000	USD	207,466	Royal Bank of Canada (UK)	3/2/2017	12,309	—	12,309
TRY	1,231,539	USD	334,611	Societe Generale	3/2/2017	3,716	—	3,716
TRY	6,083,993	USD	1,778,677	State Street Bank London	3/2/2017	—	(107,293)	(107,293)
TRY	3,922,920	USD	1,058,246	Credit Suisse International	6/2/2017	—	(6,895)	(6,895)
USD	359,827	ARS	5,986,000	BNP Paribas SA	3/22/2017	—	(23,122)	(23,122)
USD	146,922	AUD	192,000	Citibank N.A.	5/26/2017	—	(11)	(11)
USD	393,392	AUD	514,000	Westpac Banking Corporation	5/26/2017	39	—	39
USD	5,763,173	BRL	18,427,704	Barclays Bank PLC Wholesale	3/2/2017	—	(160,227)	(160,227)
USD	323,623	BRL	1,046,000	BNP Paribas SA	3/2/2017	—	(12,603)	(12,603)
USD	1,742,521	BRL	5,585,397	Deutsche Bank AG London	3/2/2017	—	(52,850)	(52,850)
USD	380,388	BRL	1,192,310	JPMorgan Chase Bank N.A. London	3/2/2017	—	(2,868)	(2,868)
USD	198,929	BRL	643,954	Morgan Stanley and Company International PLC	3/2/2017	—	(8,063)	(8,063)
USD	106,670	BRL	330,601	Royal Bank of Canada (UK)	3/2/2017	401	—	401
USD	742,881	BRL	2,421,000	Standard Chartered Bank	3/2/2017	—	(35,327)	(35,327)
USD	83,678	BRL	263,000	State Street Bank London	3/2/2017	—	(861)	(861)
USD	2,625,751	BRL	8,300,000	Barclays Bank PLC Wholesale	6/2/2017	15,319	—	15,319
USD	1,784,812	CAD	2,361,000	Royal Bank of Canada (UK)	3/31/2017	6,856	—	6,856
USD	159,303	CHF	159,000	BNP Paribas SA	5/26/2017	207	—	207
USD	131,179	CLP	84,545,000	Credit Suisse International	4/7/2017	1,426	—	1,426
USD	537,595	CLP	349,200,000	Credit Suisse International	5/12/2017	2,776	—	2,776
USD	793,340	CLP	511,625,152	Royal Bank of Scotland PLC	5/12/2017	9,759	—	9,759
USD	16,251	CLP	10,443,000	State Street Bank London	5/12/2017	257	—	257
USD	444,895	CNY	3,137,000	Citibank N.A.	3/13/2017	—	(11,410)	(11,410)
USD	1,145,704	CNY	7,956,000	Goldman Sachs International	3/13/2017	—	(11,568)	(11,568)
USD	16,199	CNY	111,000	State Street Bank London	3/13/2017	53	—	53
USD	155,518	COP	462,666,000	Credit Suisse International	4/7/2017	—	(1,693)	(1,693)
USD	213,698	COP	629,063,000	Deutsche Bank AG London	4/7/2017	—	(54)	(54)
USD	16,969	COP	48,972,000	State Street Bank London	4/7/2017	328	—	328
USD	512,040	DKK	3,564,000	Bank of America, N.A.	5/15/2017	2,265	—	2,265
USD	1,871,938	EUR	1,749,000	Bank of America, N.A.	5/26/2017	11,800	—	11,800
USD	314,306	EUR	295,512	Barclays Bank PLC Wholesale	5/26/2017	15	—	15

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       36

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,282,024	EUR	2,131,000	Citibank N.A.	5/26/2017	15,613	—	15,613
USD	220,498	EUR	207,833	HSBC Bank USA	5/26/2017	—	(542)	(542)
USD	1,840,245	EUR	1,719,000	JPMorgan Chase Bank N.A. London	5/26/2017	12,013	—	12,013
USD	206,536	EUR	193,000	State Street Bank London	5/26/2017	1,272	—	1,272
USD	142,263	EUR	132,000	Bank of America, N.A.	7/27/2017	1,415	—	1,415
USD	213,410	EUR	197,000	Bank of America, N.A.	10/27/2017	2,128	—	2,128
USD	367,584	EUR	336,000	Bank of America, N.A.	1/23/2018	5,247	—	5,247
USD	376,400	EUR	346,000	Citibank N.A.	1/23/2018	3,279	—	3,279
USD	3,132,578	GBP	2,566,000	Canadian Imperial Bank of Commerce	4/21/2017	—	(55,338)	(55,338)
USD	291,088	GBP	234,000	Citibank N.A.	5/26/2017	148	—	148
USD	773,005	HUF	224,296,774	Citibank N.A.	4/12/2017	932	—	932
USD	394,544	HUF	114,477,000	Bank of America, N.A.	5/19/2017	—	(11)	(11)
USD	683,815	IDR	9,236,970,000	Citibank N.A.	5/10/2017	—	(3,316)	(3,316)
USD	1,260,742	ILS	4,720,093	Bank of America, N.A.	5/9/2017	—	(38,050)	(38,050)
USD	870,655	INR	59,302,436	Citibank N.A.	5/12/2017	—	(9,420)	(9,420)
USD	135,642	INR	9,166,658	Standard Chartered Bank	5/12/2017	—	(396)	(396)
USD	441,231	JPY	50,000,000	Standard Chartered Bank	3/13/2017	—	(3,981)	(3,981)
USD	2,941,583	JPY	330,244,200	Standard Chartered Bank	5/26/2017	—	(8,643)	(8,643)
USD	45,691	JPY	5,150,000	State Street Bank London	5/26/2017	—	(317)	(317)
USD	134,716	KRW	157,187,000	Credit Suisse International	4/7/2017	—	(4,343)	(4,343)
USD	456,891	KRW	530,587,000	Deutsche Bank AG London	4/7/2017	—	(12,505)	(12,505)
USD	1,171,657	KRW	1,376,867,000	HSBC Bank USA	4/7/2017	—	(46,419)	(46,419)
USD	22,250	KRW	26,769,000	State Street Bank London	4/7/2017	—	(1,432)	(1,432)
USD	344,636	MXN	7,521,000	BNP Paribas SA	3/17/2017	—	(28,860)	(28,860)
USD	555,863	MXN	11,837,798	Royal Bank of Canada (UK)	3/17/2017	—	(32,007)	(32,007)
USD	23,734	MXN	519,000	State Street Bank London	3/17/2017	—	(2,040)	(2,040)
USD	253,249	MXN	5,525,000	Bank of America, N.A.	4/12/2017	—	(20,098)	(20,098)
USD	77,371	MXN	1,590,328	Canadian Imperial Bank of Commerce	4/12/2017	—	(1,310)	(1,310)
USD	145,768	MXN	3,019,000	JPMorgan Chase Bank N.A. London	4/12/2017	—	(3,595)	(3,595)
USD	150,298	MXN	3,056,000	State Street Bank London	4/12/2017	—	(896)	(896)
USD	255,646	MXN	5,575,000	UBS AG London	4/12/2017	—	(20,174)	(20,174)
USD	863,200	MYR	3,891,000	Barclays Bank PLC Wholesale	3/20/2017	—	(12,315)	(12,315)
USD	139,828	MYR	629,368	JPMorgan Chase Bank N.A. London	3/20/2017	—	(1,786)	(1,786)
USD	865,154	MYR	3,891,892	Barclays Bank PLC Wholesale	4/20/2017	—	(9,211)	(9,211)
USD	291,625	MYR	1,304,000	Standard Chartered Bank	4/20/2017	—	(1,336)	(1,336)
USD	137,574	MYR	612,000	State Street Bank London	4/20/2017	80	—	80
USD	34,664	MYR	154,860	Bank of America, N.A.	5/12/2017	—	(95)	(95)
USD	382,682	MYR	1,713,000	Barclays Bank PLC Wholesale	5/12/2017	—	(1,805)	(1,805)
USD	319,170	MYR	1,428,000	BNP Paribas SA	5/12/2017	—	(1,348)	(1,348)
USD	318,985	MYR	1,428,000	Citibank N.A.	5/12/2017	—	(1,533)	(1,533)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       37

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	279,990	NZD	391,000	Morgan Stanley and Company International PLC	5/26/2017	—	(935)	(935)
USD	79,112	PEN	269,000	Royal Bank of Scotland PLC	4/7/2017	—	(2,980)	(2,980)
USD	160,237	PHP	8,108,000	Standard Chartered Bank	4/7/2017	—	(995)	(995)
USD	130,559	PLN	533,000	Barclays Bank PLC Wholesale	4/12/2017	—	(455)	(455)
USD	109,065	PLN	445,000	BNP Paribas SA	4/12/2017	—	(318)	(318)
USD	188,558	PLN	763,000	Citibank N.A.	4/12/2017	1,010	—	1,010
USD	403,786	PLN	1,639,951	Barclays Bank PLC Wholesale	5/19/2017	881	—	881
USD	109,048	PLN	445,176	BNP Paribas SA	5/19/2017	—	(324)	(324)
USD	218,961	PLN	891,000	Citibank N.A.	5/19/2017	59	—	59
USD	58,933	PLN	239,634	State Street Bank London	5/19/2017	59	—	59
USD	1,386,826	RON	5,854,000	Bank of America, N.A.	4/12/2017	15,428	—	15,428
USD	1,242,720	RON	5,257,953	Citibank N.A.	4/12/2017	10,957	—	10,957
USD	228,059	RON	960,538	Societe Generale	4/12/2017	3,037	—	3,037
USD	17,847	RON	76,000	State Street Bank London	4/12/2017	43	—	43
USD	2,433,766	RUB	148,051,381	State Street Bank London	4/12/2017	—	(77,853)	(77,853)
USD	568,887	SEK	5,011,100	Royal Bank of Scotland PLC	4/28/2017	12,156	—	12,156
USD	279,913	SGD	399,000	Goldman Sachs International	4/12/2017	—	(4,877)	(4,877)
USD	536,723	SGD	764,000	Citibank N.A.	5/19/2017	—	(8,686)	(8,686)
USD	395,645	SGD	561,000	HSBC Bank USA	5/19/2017	—	(4,846)	(4,846)
USD	1,047,882	SGD	1,489,656	Standard Chartered Bank	5/19/2017	—	(15,563)	(15,563)
USD	26,706	SGD	38,000	State Street Bank London	5/19/2017	—	(421)	(421)
USD	90,034	THB	3,161,102	Barclays Bank PLC Wholesale	5/12/2017	—	(469)	(469)
USD	90,145	THB	3,147,000	State Street Bank London	5/12/2017	46	—	46
USD	372,398	TRY	1,449,000	Bank of America, N.A.	3/2/2017	—	(25,669)	(25,669)
USD	540,547	TRY	1,932,000	Barclays Bank PLC Wholesale	3/2/2017	9,791	—	9,791
USD	99,037	TRY	354,079	Canadian Imperial Bank of Commerce	3/2/2017	1,766	—	1,766
USD	1,084,863	TRY	3,922,920	Credit Suisse International	3/2/2017	7,166	—	7,166
USD	599,614	TRY	2,181,534	Societe Generale	3/2/2017	306	—	306
USD	349,179	TRY	1,212,000	Standard Chartered Bank	3/2/2017	16,221	—	16,221
USD	1,029,893	TRY	3,541,000	State Street Bank London	3/2/2017	57,117	—	57,117
USD	727,542	TRY	2,697,000	Credit Suisse International	6/2/2017	4,740	—	4,740
USD	31,442	TRY	117,000	State Street Bank London	6/2/2017	86	—	86
USD	881,225	TWD	27,266,000	Citibank N.A.	5/12/2017	—	(8,538)	(8,538)
USD	880,628	TWD	27,266,000	State Street Bank London	5/12/2017	—	(9,135)	(9,135)
USD	830,906	ZAR	11,191,781	Barclays Bank PLC Wholesale	5/19/2017	—	(10,742)	(10,742)
USD	108,731	ZAR	1,474,000	JPMorgan Chase Bank N.A. London	5/19/2017	—	(2,117)	(2,117)
USD	195,171	ZAR	2,589,000	State Street Bank London	5/19/2017	473	—	473
ZAR	197,000	USD	14,892	Bank of America, N.A.	5/19/2017	—	(77)	(77)
ZAR	2,184,647	USD	164,647	Barclays Bank PLC Wholesale	5/19/2017	—	(357)	(357)
						$701,861	($1,065,572)	($363,711)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       38

SWAPS

Interest rate swaps

Counterparty/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of New York	15,000,000	HKD	$1,935,459	Fixed 1.515%	HKD- HIBOR- HKAB	Semi- Annual	Semi- Annual	Dec 2020	—	$20,589	$20,589
Citi Bank N.A.	350,000	MYR	97,317	MYR- KLIBOR- BNM	Fixed 3.865%	Semi- Annual	Semi- Annual	Feb 2020	—	545	545
Citi Bank N.A.	5,750,000	HKD	741,027	Fixed 1.465%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Mar 2021	—	11,535	11,535
Citi Bank N.A.	570,000	MYR	140,637	MYR- KLIBOR- BNM	Fixed 3.68%	Quarterly	Quarterly	Mar 2021	—	(51)	(51)
Citi Bank N.A.	1,100,000	HKD	141,780	Fixed 1.335%	3 Month HIBOR- HKAB	Quarterly	Quarterly	Apr 2021	—	3,202	3,202
Citi Bank N.A.	2,300,000	HKD	296,650	Fixed 1.112%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Aug 2021	—	10,601	10,601
Citi Bank N.A.	1,680,000	HKD	216,619	Fixed 1.82%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Dec 2021	—	1,007	1,007
Goldman Sachs and Co.	258,000,000	JPY	2,535,377	JPY- LIBOR- BBA-6M	Fixed 0.07%	Semi- Annual	Semi- Annual	Sep 2021	—	(15,261)	(15,261)
Goldman Sachs and Co	258,000,000	JPY	10	JPY- LIBOR- BBA-6M	Fixed 0.07%	Semi- Annual	Semi- Annual	Sep 2021	—	(754)	(754)
Goldman Sachs and Co	1,200,000	BRL	352,164	BRL- CDI	Fixed 11.52%	At Maturity	At Maturity	Jan 2019	—	7,969	7,969
Goldman Sachs and Co	1,470,000	BRL	457,723	BRL- CDI	Fixed 10.555%	At Maturity	At Maturity	Jan 2020	—	5,454	5,454
Goldman Sachs and Co	1,270,000	BRL	400,404	BRL- CDI	Fixed 10.48%	At Maturity	At Maturity	Jan 2020	—	4,154	4,154
			$7,315,167						—	$48,990	$48,990
Centrally cleared	780,000	USD	780,000	Fixed 2.669%	USD- LIBOR- BBA	Semi- Annual	Quarterly	Dec 2046	—	($10,151)	($10,151)
Centrally cleared	76,600,000	HUF	266,758	Fixed 2.709%	HUF- BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(2,357)	(2,357)
Centrally cleared	43,400,000	HUF	149,544	Fixed 2.716%	HUF- BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(1,451)	(1,451)
			$1,196,302						—	($13,959)	($13,959)
			$8,511,469						—	$35,031	$35,031

Credit default swaps - Buyer

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citi Bank N.A.	People's Republic of China	100,000	USD	$100,000	(1.000)%	Quarterly	Dec 2021	$316	($918)	($602)
Citi Bank N.A.	Bank of China LTD	200,000	USD	200,000	(1.000)%	Quarterly	Dec 2021	2,638	(2,475)	163
Citi Bank N.A.	Republic of Turkey	280,000	USD	280,000	(1.000)%	Quarterly	Dec 2021	22,054	(5,332)	16,722

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

Credit default swaps - Buyer (continued)

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citi Bank N.A.	iTraxx Europe Series 26 Version 1	2,750,000	EUR	2,962,025	(1.000)%	Quarterly	Dec 2021	(37,429)	(5,983)	(43,412)
Citi Bank N.A.	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	743,015	(5.000)%	Quarterly	Dec 2021	(64,526)	(10,058)	(74,584)
Deutsche Bank	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,150	(5.000)%	Quarterly	Dec 2021	(68,951)	(5,633)	(74,584)
Deutsche Bank	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,570	(5.000)%	Quarterly	Dec 2021	(66,259)	(8,325)	(74,584)
Goldman Sachs and Co	CDX.EM.26	400,000	USD	400,000	(1.000)%	Quarterly	Dec 2021	20,188	(657)	19,531
JP Morgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	99,161	(1.000)%	Quarterly	Jun 2017	(139)	(233)	(372)
JP Morgan Chase Bank, N.A.	Bank of China LTD	200,000	USD	200,000	(1.000)%	Quarterly	Dec 2021	2,417	(2,254)	163
JP Morgan Chase Bank, N.A.	Republic of Korea	400,000	USD	400,000	(1.000)%	Quarterly	Dec 2021	(11,373)	497	(10,876)
JP Morgan Chase Bank, N.A.	United Mexican States	100,000	USD	100,000	(1.000)%	Quarterly	Dec 2021	3,353	(1,695)	1,658
Merrill Lynch and Co Inc	Republic of Turkey	800,000	USD	800,000	(1.000)%	Quarterly	Dec 2021	57,437	(9,661)	47,776
				$7,788,921				($140,274)	($52,727)	($193,001)

Credits default swaps - Seller

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs and Co	CMBX. NA.A.9	2.761%	40,046	USD	$40,046	2.000%	Monthly	Sep 2058	($2,052)	($101)	($2,153)
Goldman Sachs and Co	CMBX. NA.A.9	2.761%	38,132	USD	38,132	2.000%	Monthly	Sep 2058	(1,450)	(600)	(2,050)
JP Morgan Chase Bank, N.A.	Humana, Inc.	0.120%	180,000	USD	180,000	4.000%	Quarterly	Dec 2018	402	2,809	3,211
JP Morgan Chase Bank, N.A.	Petroleos Mexicanos	2.653%	100,000	USD	100,000	1.000%	Quarterly	Dec 2021	(7,754)	711	(7,043)
					$358,178				($10,854)	$2,819	($8,035)

Derivatives currency abbreviations

ARS	Argentine Peso	KRW	Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Nuevo Sol

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       40

Derivatives currency abbreviations (continued)

CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	RON	Romanian New Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	TWD	Taiwan New Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South Africa Rand

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       41

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $914,992,707) including $1,955,139 of securities loaned	$948,563,496
Affiliated investments, at value (Cost $1,999,049)	1,999,075
Total investments, at value (Cost $916,991,756)	950,562,571
Cash	1,153,451
Foreign currency, at value (Cost $558,491)	558,599
Cash held at broker for futures contracts	28,000
Receivable for investments sold	5,902,817
Receivable for fund shares sold	358,970
Receivable for delayed delivery securities sold	11,390,899
Unrealized appreciation on forward foreign currency contracts	701,861
Dividends and interest receivable	7,860,868
Receivable for securities lending income	2,091
Swap contracts, at value (including net unamortized upfront payment of $108,489)	154,280
Receivable for centrally cleared swaps	473,912
Receivable due from advisor	1,923
Other receivables and prepaid expenses	38,455
Total assets	979,188,697
Liabilities
Investments sold short, at value (proceeds received $6,522,366)	6,543,872
Foreign capital gains tax payable	738
Payable for investments purchased	9,994,843
Payable for delayed delivery securities purchased	20,135,915
Unrealized depreciation on forward foreign currency contracts	1,065,572
Payable for fund shares repurchased	2,491,210
Payable upon return of securities loaned	1,999,045
Swaps contracts, at value (including net unamortized upfront payment of $259,617)	306,326
Payable for futures variation margin	14,471
Payable to affiliates
Accounting and legal services fees	34,793
Transfer agent fees	3,462
Trustees' fees	806
Other liabilities and accrued expenses	117,002
Total liabilities	42,708,055
Net assets	$936,480,642
Net assets consist of
Paid-in capital	$910,800,910
Undistributed net investment income	274,350
Accumulated net realized gain (loss) on investments, investments, futures contracts, options written, foreign currency transactions and swap agreements	(7,643,573)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	33,048,955
Net assets	$936,480,642

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       42

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($37,464,412 ÷ 3,514,387 shares)[1]	$10.66
Class C ($592,032 ÷ 55,530 shares)[1]	$10.66
Class NAV ($898,424,198 ÷ 84,224,991 shares)	$10.67
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.10

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       43

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Interest	$16,665,628
Dividends	1,931,832
Securities lending	9,400
Less foreign taxes withheld	(41,720)
Total investment income	18,565,140
Expenses
Investment management fees	3,337,446
Distribution and service fees	48,536
Accounting and legal services fees	67,757
Transfer agent fees	18,996
Trustees' fees	7,363
State registration fees	20,575
Printing and postage	6,570
Professional fees	85,692
Custodian fees	93,595
Other	10,442
Total expenses	3,696,972
Less expense reductions	(161,072)
Net expenses	3,535,900
Net investment income	15,029,240
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,384,688
Affiliated investments	(166)
Futures contracts	(129,790)
Written options	802
Swap contracts	(86,245)
5,169,289
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,350,386)
Affiliated investments	26
Futures contracts	12,270
Written options	400
Swap contracts	14,321
(9,323,369)
Net realized and unrealized loss	(4,154,080)
Increase in net assets from operations	$10,875,160

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       44

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$15,029,240	$30,152,426
Net realized gain (loss)	5,169,289	(6,417,865)
Change in net unrealized appreciation (depreciation)	(9,323,369)	51,387,910
Increase in net assets resulting from operations	10,875,160	75,122,471
Distributions to shareholders
From net investment income
Class A	(422,322)	(285,807)
Class C	(6,731)	(10,548)
Class NAV	(14,071,882)	(28,521,134)
From net realized gain
Class A	—	(23,018)
Class C	—	(2,019)
Class NAV	—	(3,601,163)
Total distributions	(14,500,935)	(32,443,689)
From fund share transactions	(3,420,758)	(2,461,308)
Total increase (decrease)	(7,046,533)	40,217,474
Net assets
Beginning of period	943,527,175	903,309,701
End of period	$936,480,642	$943,527,175
Undistributed (accumulated distributions in excess of) net investment income	$274,350	($253,955)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       45

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.70		$10.21	$10.56
Net investment income[3]	0.15		0.31	0.12
Net realized and unrealized gain (loss) on investments	(0.04)		0.51	(0.35)
Total from investment operations	0.11		0.82	(0.23)
Less distributions
From net investment income	(0.15)		(0.29)	(0.12)
From net realized gain	—		(0.04)	—
Total distributions	(0.15)		(0.33)	(0.12)
Net asset value, end of period	$10.66		$10.70	$10.21
Total return (%)[4,5]	1.02	[6]	8.18	(2.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$37		$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.18 [8]	1.20	[7]
Expenses including reductions	1.12	[7]	1.08 [8]	1.12	[7]
Net investment income	2.96	[7]	2.99	2.76	[7]
Portfolio turnover (%)	38		72	76	[9]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.70		$10.21	$10.56
Net investment income[3]	0.12		0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.05)		0.51	(0.35)
Total from investment operations	0.07		0.74	(0.26)
Less distributions
From net investment income	(0.11)		(0.21)	(0.09)
From net realized gain	—		(0.04)	—
Total distributions	(0.11)		(0.25)	(0.09)
Net asset value, end of period	$10.66		$10.70	$10.21
Total return (%)[4,5]	0.66	[6]	7.37	(2.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	[8]	1.88 [9]	1.90	[8]
Expenses including reductions	1.87	[8]	1.83 [9]	1.87	[8]
Net investment income	2.21	[8]	2.19	2.03	[8]
Portfolio turnover (%)	38		72	76	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       47

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.71		$10.22	$11.25	$10.89	$11.06	$10.70
Net investment income[2]	0.17		0.34	0.32	0.36	0.35	0.41
Net realized and unrealized gain (loss) on investments	(0.04)		0.51	(0.66)	0.63	(0.12)	0.47
Total from investment operations	0.13		0.85	(0.34)	0.99	0.23	0.88
Less distributions
From net investment income	(0.17)		(0.32)	(0.41)	(0.35)	(0.39)	(0.52)
From net realized gain	—		(0.04)	(0.28)	(0.28)	(0.01)	—
Total distributions	(0.17)		(0.36)	(0.69)	(0.63)	(0.40)	(0.52)
Net asset value, end of period	$10.67		$10.71	$10.22	$11.25	$10.89	$11.06
Total return (%)[3]	1.22	[4]	8.58	(3.05)	9.30	2.05	8.52
Ratios and supplemental data
Net assets, end of period (in millions)	$898		$919	$901	$965	$1,033	$1,059
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[5]	0.76 [6]	0.78	0.79	0.79	0.79
Expenses including reductions	0.76	[5]	0.72 [6]	0.75	0.75	0.76	0.76
Net investment income	3.31		3.31	2.99	3.22	3.11	3.86
Portfolio turnover (%)	38		72	76	59	69	69

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       48

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       49

established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$230,086,856	—	$230,086,856	—
Foreign government obligations	123,256,472	—	123,256,472	—
Corporate bonds	321,232,703	—	321,032,703	$200,000
Convertible bonds	444,887	—	444,887	—
Municipal bonds	3,468,301	—	3,468,301	—
Term loans	66,714,387	—	66,714,387	—
Collateralized mortgage obligations	24,395,217	—	24,395,217	—
Asset backed securities	33,479,921	—	33,479,921	—
Common stocks	106,564,081	$102,177,430	4,386,651	—
Preferred securities	2,145,709	2,145,709	—	—
Purchased options	38,783	—	38,783	—
Securities lending collateral	1,999,075	1,999,075	—	—
Short-term investments	36,736,179	28,285,721	8,450,458	—
Total investments in securities	$950,562,571	$134,607,935	$815,754,636	$200,000
Sale commitments outstanding	($6,543,872)	—	($6,543,872)	—
Other financial instruments:
Futures	($44,611)	($44,611)	—	—
Forward foreign currency contracts	(363,711)	—	($363,711)	—
Interest rate swaps	35,031	—	35,031	—
Credit default swaps	(201,036)	—	(201,036)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all

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transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2017, the fund had $88,449 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange

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Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2017, the fund loaned common stocks valued at $1,955,139 and received $1,999,045 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017, were $2,314.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable

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manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryforward of $1,541,291 and a long-term capital loss carryforward of $6,276,779 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net

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aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio's custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable for centrally cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2017, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $59.9 million to $106.9 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

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During the six months ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $114.2 million to $125.3 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, maintain diversity and as a substitute for securities purchased. The fund held purchased options with market values ranging from $4.2 thousand to $38.8 thousand, as measured at each quarter end.

During the six months ended February 28, 2017, the fund wrote option contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, maintain diversity and as a substitute for securities purchased.

	Number of contracts	Premium received
Outstanding, beginning of period	12	$7,663
Options written	1	761
Option closed	(13)	($8,424)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility

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that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended February 28, 2017, the fund used interest rate swaps to manage duration of the fund and manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $8.5 million to $10.6 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended February 28, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $2.8 million to $7.8 million, as measured at each quarter end.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended February 28, 2017 to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $358.2 thousand to $2.8 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$154,745	($199,356)
Interest rate	Swap contracts, at value	Interest rate swaps^	65,056	(30,025)

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Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Credit	Swap contracts, at value	Credit default swaps^	89,224	(290,260)
Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contract	701,861	(1,065,572)
Foreign currency	Investments, at value*	Purchased options	33,317	—
Interest rate	Investments, at value*	Purchased options	5,466	—
			$1,049,669	($1,585,213)

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

* Purchased options are included in the Fund's investments disclosed in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Written options	Futures contracts	Swap contracts	Unaffiliated investments and foreign currency transactions[2]	Total
Interest rate	—	$802	($129,790)	($117,023)	—	($246,011)
Foreign currency	($301,530)	—	—	—	($77,922)	(379,452)
Credit	—	—	—	30,778	—	30,778
Total	($301,530)	$802	($129,790)	($86,245)	($77,922)	($594,685)

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statement of operations location - Change in unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Written options	Swap contracts	Unaffiliated investments and foreign currency transactions[2]	Total
Interest rate	—	$12,270	$400	$47,975	($7,837)	$52,808
Foreign currency	($126,808)	—	—	—	(7,599)	(134,407)
Credit	—	—	—	(33,654)	—	(33,654)
Total	($126,808)	$12,270	$400	$14,321	($15,436)	($115,253)

1 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

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Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund's aggregate daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); and b) 0.725% of the aggregate daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, short dividend, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, acquired fund fees and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$14,736	Class NAV	$146,171
Class C	165	Total	161,072

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       58

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class: 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $125,197 for the six months ended February 28, 2017. Of this amount, $18,450 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $106,747 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $250 and $1,128 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$45,302	$18,597
Class C	3,234	399
Total	$48,536	$18,996

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       59

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,703,876	$18,017,696	2,134,798	$22,091,836
Distributions reinvested	39,912	422,012	29,517	306,746
Repurchased	(456,085)	(4,819,412)	(166,041)	(1,733,720)
Net increase	1,287,703	$13,620,296	1,998,274	$20,664,862
Class C shares
Sold	23,208	$246,105	56,978	$587,310
Distributions reinvested	626	6,619	1,087	11,196
Repurchased	(30,606)	(323,030)	(32,003)	(329,506)
Net increase (decrease)	(6,772)	($70,306)	26,062	$269,000
Class NAV shares
Sold	2,508,638	$26,448,912	5,801,689	$59,243,246
Distributions reinvested	1,329,130	14,071,882	3,127,435	32,122,297
Repurchased	(5,421,388)	(57,491,542)	(11,242,480)	(114,760,713)
Net decrease	(1,583,620)	($16,970,748)	(2,313,356)	($23,395,170)
Total net decrease	(302,689)	($3,420,758)	(289,020)	($2,461,308)

Affiliates of the fund owned 100% of shares of the fund of Class NAV on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $284,392,122 and $309,109,393, respectively, for the six months ended February 28, 2017. Purchases and sales of U.S. Treasury obligations aggregated $55,706,788 and $26,161,418, respectively, for the six months ended February 28, 2017.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 96.0% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	39.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.6%

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017 the fund engaged in sales amounting to $67,991.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       60

Note 10 — Other Matters

The Trust and several of its funds, including Spectrum Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.).

On September 23, 2013, the District Court granted defendants' omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court, challenging the Second Circuit's decision. The shareholder defendants filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the Court granted the defendants' motion to dismiss the intentional fraudulent conveyance claim. The Court also declined to impute the alleged fraudulent intent of certain officer defendants and the plaintiff's request to amend the complaint on the grounds of futility. The Court will permit an interlocutory appeal of the dismissal order pending resolution of the remaining motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

Note 11 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       61

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       62

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355220	459SA 2/17 4/17

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration spurred fixed-income credit sectors and sent Treasury yields higher in recent months. In fact, yields on 10-year U.S. Treasuries hit 2.62% not long after the period closed, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the bond markets are more challenging. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds in the weeks since period end.

At John Hancock Investments, we believe one of the best ways to navigate today's uncertain environment is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
38	Financial statements
42	Financial highlights
48	Notes to financial statements
59	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Trump's victory led to mixed market

Sharply higher rates and a renewed appetite for risk after the U.S. presidential election led to mixed results in the bond markets.

High-yield bonds performed best

High-quality U.S. Treasury and corporate debt sold off somewhat, while high-yield bonds rallied.

Fund outperformed benchmark

In this environment, the fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, although a somewhat more cautious stance caused it to lag its peer group.

PORTFOLIO COMPOSITION AS OF 2/28/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

The first half of the fund's fiscal year, which began September 1, 2016 and ended February 28, 2017, has been mixed for the bond markets. What's been driving performance?

The catalyst for many of the changes we've seen recently was Donald Trump's victory in the U.S. presidential election in November. Investors believed that Trump and a Republican Congress would enact a pro-growth agenda, focusing on deregulation and lowering taxes, particularly in the financials sector. In response, yields on 10-year U.S. Treasuries jumped from around 1.8% to 2.6% in a little more than five weeks, while stocks rallied sharply, posting gains in each of the past four months.

Against this backdrop, the U.S. Federal Reserve (Fed) raised short-term interest rates in December and then again in March, shortly after the fund's reporting period ended, bringing the fed funds rate to a target range of 0.75% to 1.00%. With investors bullish on the prospects for the economy and interest rates climbing across the board, performance across different segments of the fixed-income markets diverged substantially. Government debt sold off, as did high-quality corporate bonds. High-yield bonds, on the other hand, produced solid gains, as did floating-rate securities. Performance in emerging-market debt was more mixed.

How was the fund positioned in so-called risk assets?

High-yield bonds (generally those rated BB or lower) represented about 29% of the portfolio at period end, while emerging-market debt was a little more than 8%. In early 2015, we raised the fund's exposure to the high-yield segment and shifted into more defensive sectors and securities. This positioning has meant that the fund has a greater exposure to risk assets than its benchmark, but often less exposure than some of the other funds in its peer group, and that moderate risk profile is often reflected in the fund's performance. Additionally, we began investing the fund in bank loans, which now account for about 6% of the portfolio.

Within emerging markets, the fund's exposure is concentrated primarily in three markets: Mexico, the Philippines, and Indonesia. We remain optimistic on Mexico's prospects; the country has been making pro-growth structural reforms and opening up its energy market to foreign investment. That

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

"With investors bullish on the prospects for the economy and interest rates climbing across the board, performance across different segments of the fixed-income markets diverged substantially."
said, the rhetoric coming from the Trump administration regarding trade and border security bears monitoring; more restrictive trade policies would benefit neither country, in our analysis.

The Philippines and Indonesia, on the other hand, have both been running current account surpluses and, as a result, are not reliant on foreign funds to run government operations. That more self-sustaining quality is attractive, we believe, in an environment where sudden interest-rate movements could lead investors to dial down risk quickly.

In general, we still have a positive outlook on emerging-market debt over the long term, but given the challenges for the asset class in the near term, we plan to be selective and limit the fund's allocation to our highest-conviction investment ideas.

What other factors affected fund performance during the period?

The fund's duration positioning aided relative performance. Duration, as a reminder, is a measure of a portfolio's sensitivity to interest-rate movements. As part of our efforts to minimize the impact of changing interest rates on fund performance, we maintained a relatively short duration for the portfolio. As of the end of the reporting period, the fund's duration was 2.23 years, compared with 5.95 years for the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. That positioning helped as rates rose materially in November and December.

We should point out that, as is generally the case, our positioning with regard to duration was

COUNTRY COMPOSITION AS OF 2/28/17 (%)

United States	73.6
Canada	4.9
Mexico	3.9
Philippines	3.0
Singapore	2.7
Australia	2.5
New Zealand	2.1
Indonesia	1.8
Other countries	5.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

"... we have no intention of adding to the fund's duration profile, but rather we anticipate continuing to limit the fund's sensitivity to interest-rate movements."
implemented in part through the use of U.S. Treasury futures, one of the most common and liquid derivatives on the market.

How have you managed the fund's exposure to currencies?

We use currencies in the fund in two ways. First, we will hedge away any undesired exposure tied to underlying bonds. For example, for the majority of the period we hedged our exposure to local Asian bonds into the Singapore dollar. We will also take tactical positions, and in general we've positioned the fund to benefit from a strengthening U.S. dollar. Overall, this positioning had a limited, but positive, effect on performance over the reporting period.

How was the portfolio positioned at period end?

With regard to U.S. interest rates, the market is now pricing in two more increases from the Fed this year, which would be a marked shift from 2015 and 2016. That said, a stronger economy, low unemployment, and an uptick in inflation could give the Fed enough room to act. With that possibility on the horizon, we have no intention of adding to the fund's duration profile, but rather we anticipate continuing to limit the fund's sensitivity to interest-rate movements.

The global economy, particularly in developed markets, remains on less stable footing than the economy here in the United States. The United Kingdom appears prepared to implement the next moves in its exit from the European Union, and there are new reasons to believe that Scotland could reconsider its independence referendum and may vote on the issue again. All of this being the case,

NET CURRENCY EXPOSURE AS OF 2/28/17 (%)

United States Dollar	95.2
Canadian Dollar	9.1
Philippine Peso	2.0
Indian Rupee	1.4
Other Currencies	1.1
Australian Dollar	-1.4
New Zealand Dollar	-3.3
Singapore Dollar	-4.1
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

we have been much more selective with the fund's exposure to non-U.S. securities, and we continue to focus on only what we think are the best opportunities overseas.

Looking ahead, we continue to believe that a nimble, risk-conscious approach in what remains a low-yield world is still a prudent strategy for investors to pursue opportunities in the fixed-income markets.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

QUALITY COMPOSITION AS OF 2/28/17 (%)

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-17	as of 2-28-17
Class A2	1.63	3.16	5.79	-3.12	16.83	75.64	2.43	2.40
Class C2	4.13	3.28	5.27	-0.39	17.48	67.18	1.84	1.82
Class I2,3	6.20	4.34	6.71	1.01	23.67	91.43	2.84	2.81
Class R2[2,3]	5.80	3.97	6.46	0.92	21.47	87.00	2.48	2.45
Class R6[2,3]	6.21	4.42	6.77	1.07	24.12	92.58	2.93	2.91
Class NAV[3]	6.22	4.45	6.82	1.07	24.30	93.37	2.96	2.93
Index†	1.42	2.24	4.28	-2.19	11.69	52.05	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.11	1.81	0.79	1.20	0.70	0.68
Net (%)	1.09	1.79	0.77	1.18	0.68	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-28-07	16,718	16,718	15,205
Class I2,3	2-28-07	19,143	19,143	15,205
Class R2[2,3]	2-28-07	18,700	18,700	15,205
Class R6[2,3]	2-28-07	19,258	19,258	15,205
Class NAV[3]	2-28-07	19,337	19,337	15,205

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.50	$5.33	1.07%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.36	1.07%
Class C	Actual expenses/actual returns	1,000.00	1,006.00	8.80	1.77%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,010.10	3.79	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,009.20	5.63	1.13%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.66	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,010.70	3.29	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.31	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.70	3.24	0.65%
	Hypothetical example for comparison purposes	1,000.00	1,021.60	3.26	0.65%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 48.4%				$3,064,015,110
(Cost $3,024,344,868)
Consumer discretionary 7.4%				471,720,554
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625	10-15-22	6,100,000	6,313,500
The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,257,425
Hotels, restaurants and leisure 1.3%
ESH Hospitality, Inc. (S)	5.250	05-01-25	11,765,000	11,867,944
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000	06-01-24	13,478,000	13,836,515
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250	06-01-26	18,077,000	18,687,099
New Red Finance, Inc. (S)	4.625	01-15-22	29,655,000	30,507,581
New Red Finance, Inc. (S)	6.000	04-01-22	5,079,000	5,296,381
Internet and direct marketing retail 0.6%
Expedia, Inc.	5.000	02-15-26	12,320,000	12,985,847
QVC, Inc.	4.450	02-15-25	17,200,000	16,958,308
QVC, Inc.	5.950	03-15-43	9,560,000	8,881,632
Media 4.5%
CBS Corp.	3.500	01-15-25	20,480,000	20,327,526
CCO Holdings LLC (S)	5.125	05-01-27	9,410,000	9,751,113
CCO Holdings LLC	5.750	01-15-24	14,127,000	14,815,691
Gray Television, Inc. (S)	5.125	10-15-24	7,710,000	7,613,625
Lamar Media Corp.	5.000	05-01-23	13,420,000	13,856,150
Lamar Media Corp.	5.875	02-01-22	4,295,000	4,430,293
LIN Television Corp.	5.875	11-15-22	7,100,000	7,366,250
Lions Gate Entertainment Corp. (S)	5.875	11-01-24	16,280,000	16,748,050
McGraw-Hill Global Education Holdings LLC (S)	7.875	05-15-24	3,765,000	3,680,288
Nexstar Broadcasting, Inc. (S)	5.625	08-01-24	18,745,000	19,166,763
Omnicom Group, Inc.	3.600	04-15-26	13,012,000	13,053,977
Outfront Media Capital LLC	5.250	02-15-22	5,379,000	5,587,436
Outfront Media Capital LLC	5.625	02-15-24	11,660,000	12,243,000
Scripps Networks Interactive, Inc.	3.950	06-15-25	14,115,000	14,487,735
Sirius XM Radio, Inc. (S)	4.625	05-15-23	8,995,000	9,197,388
Sirius XM Radio, Inc. (S)	5.250	08-15-22	11,570,000	12,047,263
Sirius XM Radio, Inc. (S)	5.375	07-15-26	9,390,000	9,577,800
Time, Inc. (S)	5.750	04-15-22	11,495,000	11,854,219
Tribune Media Company	5.875	07-15-22	7,685,000	7,848,306
Viacom, Inc.	5.850	09-01-43	16,145,000	17,153,901
Viacom, Inc.	6.875	04-30-36	12,700,000	14,133,309

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (P)	6.250	02-28-57	24,500,000	$24,561,250
Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,352,925
WMG Acquisition Corp. (S)	5.000	08-01-23	2,600,000	2,658,500
WMG Acquisition Corp. (S)	6.750	04-15-22	13,285,000	13,983,791
Specialty retail 0.6%
L Brands, Inc.	5.625	10-15-23	14,035,000	14,680,610
L Brands, Inc.	6.875	11-01-35	5,995,000	5,762,694
L Brands, Inc.	7.000	05-01-20	9,968,000	10,927,420
Lowe's Companies, Inc.	2.500	04-15-26	2,273,000	2,167,881
The Home Depot, Inc.	3.000	04-01-26	7,225,000	7,232,355
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500	12-15-22	15,665,000	15,860,813
Consumer staples 4.6%				288,945,766
Beverages 1.2%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	25,520,000	25,892,464
Constellation Brands, Inc.	3.750	05-01-21	8,455,000	8,766,990
Constellation Brands, Inc.	4.250	05-01-23	18,620,000	19,536,849
Constellation Brands, Inc.	4.750	12-01-25	5,985,000	6,432,199
Cott Beverages, Inc.	5.375	07-01-22	14,515,000	14,877,875
Food and staples retailing 0.5%
CVS Health Corp.	3.875	07-20-25	14,485,000	14,957,863
Walgreens Boots Alliance, Inc.	3.800	11-18-24	16,065,000	16,400,437
Food products 2.1%
B&G Foods, Inc.	4.625	06-01-21	16,940,000	17,151,750
Darling Ingredients, Inc.	5.375	01-15-22	8,425,000	8,751,469
Gruma SAB de CV (S)	4.875	12-01-24	1,600,000	1,696,000
Kraft Heinz Foods Company	3.950	07-15-25	24,640,000	25,112,226
Kraft Heinz Foods Company (S)	4.875	02-15-25	16,151,000	17,262,140
Post Holdings, Inc. (S)	5.000	08-15-26	20,125,000	19,382,891
Post Holdings, Inc. (S)	5.750	03-01-27	14,040,000	14,206,795
Post Holdings, Inc. (S)	6.000	12-15-22	10,825,000	11,433,906
Post Holdings, Inc. (S)	6.750	12-01-21	14,855,000	15,913,419
Household products 0.6%
Kimberly-Clark Corp.	2.750	02-15-26	17,067,000	16,769,266
Spectrum Brands, Inc.	5.750	07-15-25	17,110,000	18,215,306
Personal products 0.0%
Revlon Consumer Products Corp.	6.250	08-01-24	2,530,000	2,599,575
Tobacco 0.2%
Philip Morris International, Inc.	3.375	08-11-25	13,380,000	13,586,346

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       13

	Rate (%)	Maturity date	Par value^		Value
Energy 4.6%					$288,884,250
Energy equipment and services 0.3%
Antero Midstream Partners LP (S)	5.375	09-15-24		20,095,000	20,396,425
Oil, gas and consumable fuels 4.3%
Antero Resources Corp. (S)	5.000	03-01-25		17,590,000	17,062,300
Antero Resources Corp.	5.625	06-01-23		9,460,000	9,578,250
Boardwalk Pipelines LP	4.450	07-15-27		8,230,000	8,437,215
Chesapeake Energy Corp. (S)	8.000	12-15-22		13,765,000	14,556,488
Concho Resources, Inc.	4.375	01-15-25		12,970,000	13,164,550
Enbridge, Inc.	4.250	12-01-26		22,120,000	22,850,756
Energy Transfer Partners LP	4.750	01-15-26		9,455,000	9,904,160
Enterprise Products Operating LLC	3.950	02-15-27		14,235,000	14,664,982
Enterprise Products Operating LLC	5.200	09-01-20		4,090,000	4,466,816
Exxon Mobil Corp.	2.709	03-06-25		19,055,000	18,689,373
Magellan Midstream Partners LP	5.000	03-01-26		5,190,000	5,735,028
Newfield Exploration Company	5.375	01-01-26		6,510,000	6,786,675
Newfield Exploration Company	5.625	07-01-24		7,575,000	8,105,250
Parsley Energy LLC (S)	5.375	01-15-25		10,430,000	10,586,450
Pertamina Persero PT (S)	4.300	05-20-23		13,990,000	14,398,592
Petroleos Mexicanos	4.625	09-21-23		16,665,000	16,665,000
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,275,820
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	176,770,500	8,229,025
Pioneer Natural Resources Company	4.450	01-15-26		16,010,000	17,044,118
Tesoro Corp. (S)	4.750	12-15-23		18,355,000	18,997,425
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,590,000	2,908,902
Williams Partners LP	4.875	05-15-23		22,590,000	23,380,650
Financials 13.7%					867,592,710
Banks 10.8%
Asian Development Bank	3.250	07-20-17	NZD	23,775,000	17,188,963
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	12,321,655
Asian Development Bank	5.000	03-09-22	AUD	16,430,000	13,903,519
Asian Development Bank	6.450	08-08-21	INR	889,420,000	13,380,090
Asian Development Bank	6.950	01-16-20	INR	252,400,000	3,829,898
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%)	6.750	12-29-24		1,800,000	1,877,204
Banco Nacional de Comercio Exterior SNC (S)	4.375	10-14-25		11,995,000	12,024,988
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800	08-11-26		2,465,000	2,391,050
Bank of America Corp. (P)	1.723	09-15-26		26,515,000	24,264,115
Bank of Montreal (S)	2.500	01-11-22		17,975,000	17,979,008

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       14

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Bank of the Ozarks, Inc. (5.500% to 7-1-21, then 3 month LIBOR + 4.425%)	5.500	07-01-26		5,990,000	$6,289,500
BankUnited, Inc.	4.875	11-17-25		16,775,000	16,767,267
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,519,364
Cadence Financial Corp. (S)	4.875	06-28-19		5,000,000	4,875,000
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500	03-11-25		4,500,000	4,162,500
CIT Group, Inc. (S)	5.500	02-15-19		15,590,000	16,418,297
Citigroup, Inc. (P)	3.320	05-04-21	AUD	13,996,000	10,847,806
Citigroup, Inc.	6.250	06-29-17	NZD	13,981,000	10,174,435
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		12,780,000	13,371,075
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		12,520,000	13,169,037
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,921,400
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,690,952
Eagle Bancorp, Inc. (5.000% to 8-1-21, then 3 month LIBOR + 3.850%)	5.000	08-01-26		3,995,000	4,062,915
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		16,575,000	16,284,938
First Maryland Capital I (P)	2.022	01-15-27		2,645,000	2,393,725
First Maryland Capital II (P)	1.884	02-01-27		13,025,000	11,787,625
First Niagara Financial Group, Inc.	7.250	12-15-21		13,830,000	16,319,995
Flushing Financial Corp. (P)	5.250	12-15-26		5,690,000	5,768,300
Heartland Financial USA, Inc.	5.750	12-30-24		4,495,000	4,554,096
Independent Bank Group, Inc.	5.875	08-01-24		8,615,000	8,619,445
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	10,515,345
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	15,417,597
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	8,591,858
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	31,770,000	3,799,716
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	20,865,000	16,113,992
International Bank for Reconstruction & Development	3.375	08-13-17	NZD	5,170,000	3,742,255
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	22,650,000	16,461,111
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,417,540

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       15

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,812,000	$12,556,910
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	19,022,493
International Finance Corp.	3.250	07-22-19	AUD	29,251,000	22,938,500
International Finance Corp.	3.625	05-20-20	NZD	25,023,000	18,304,833
International Finance Corp.	3.875	02-26-18	NZD	12,705,000	9,281,502
International Finance Corp.	6.450	10-30-18	INR	1,274,870,000	19,189,828
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	23,057,903
KFW	3.750	05-29-20	NZD	11,170,000	8,184,084
KFW	6.000	08-20-20	AUD	22,610,000	19,301,754
Lakeland Bancorp, Inc. (5.125% to 9-30-21, then 3 month LIBOR + 3.970%)	5.125	09-30-26		4,000,000	4,054,480
Landwirtschaftliche Rentenbank	6.500	04-12-17	AUD	21,320,000	16,429,165
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500	12-01-25		3,375,000	3,366,802
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	13,390,564
Old Second Bancorp, Inc.(5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		4,065,000	4,190,694
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		9,920,000	10,179,824
Pacific Continental Corp. (5.875% to 6-30-21, then 3 month LIBOR + 4.715%)	5.875	06-30-26		1,225,000	1,237,747
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875	07-30-25		3,364,000	3,411,375
Pinnacle Financial Partners, Inc. (5.250% to 11-16-21, then 3 month LIBOR + 3.884%) (S)	5.250	11-16-26		3,980,000	4,019,800
Regions Bank	6.450	06-26-37		1,250,000	1,423,981
Renasant Corp. (5.000% to 9-1-21, then 3 month LIBOR + 3.840%)	5.000	09-01-26		3,190,000	3,265,364
Synovus Financial Corp.	5.125	06-15-17		12,140,000	12,246,225
Synovus Financial Corp.	7.875	02-15-19		7,175,000	7,919,406
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		23,265,000	24,341,006
Valley National Bancorp	4.550	06-30-25		6,305,000	6,300,076
Wells Fargo & Company (P)	3.090	07-27-21	AUD	9,035,000	6,992,673
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000	07-15-25		8,785,000	8,866,191

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       16

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	$4,359,054
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,565,675
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		8,290,000	8,176,013
Capital markets 0.4%
Stifel Financial Corp.	4.250	07-18-24		22,390,000	22,657,135
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,908,021
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,815,590
Consumer finance 0.2%
Capital One Financial Corp.	3.750	07-28-26		12,265,000	12,002,590
Diversified financial services 1.1%
First Midwest Bancorp, Inc.	5.875	09-29-26		4,000,000	4,164,352
Flagstar Bancorp, Inc.	6.125	07-15-21		10,420,000	11,128,320
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,540,320
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	16,383,000	11,743,654
International Finance Corp.	2.800	08-15-22	AUD	20,795,000	15,908,404
National Rural Utilities Cooperative Finance Corp. (5.250% to 4-20-26, then 3 month LIBOR + 3.630%)	5.250	04-20-46		7,165,000	7,499,648
Nordea Kredit Realkreditaktieselskab	2.000	10-01-17	DKK	104,050,000	15,034,679
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	38,177,550
Chubb INA Holdings, Inc.	3.350	05-03-26		7,665,000	7,796,761
Thrifts and mortgage finance 0.5%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,488,050
Radian Group, Inc.	5.250	06-15-20		9,420,000	9,914,550
WSFS Financial Corp. (4.500% to 6-15-21, then 3 month LIBOR + 3.300%)	4.500	06-15-26		9,990,000	10,021,588
Health care 4.0%					253,270,744
Biotechnology 0.4%
AbbVie, Inc.	1.800	05-14-18		50,000	50,111
AbbVie, Inc.	3.600	05-14-25		13,030,000	12,973,971
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		14,845,000	14,151,412
Health care equipment and supplies 0.2%
Abbott Laboratories	2.950	03-15-25		11,790,000	11,261,478

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       17

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 2.0%
Anthem, Inc.	3.500	08-15-24	6,675,000	$6,711,986
Baylor Scott & White Holdings	2.650	11-15-26	21,205,000	20,063,620
DaVita, Inc.	5.000	05-01-25	6,325,000	6,364,152
DaVita, Inc.	5.125	07-15-24	9,740,000	9,940,888
HCA Holdings, Inc.	6.250	02-15-21	15,963,000	17,379,716
HCA, Inc.	4.500	02-15-27	12,375,000	12,344,063
HCA, Inc.	5.000	03-15-24	19,135,000	20,163,506
HCA, Inc.	7.500	02-15-22	13,785,000	15,904,444
HCA, Inc.	8.000	10-01-18	1,700,000	1,853,000
Humana, Inc.	3.850	10-01-24	8,233,000	8,421,758
Quest Diagnostics, Inc.	4.250	04-01-24	3,540,000	3,722,636
WellCare Health Plans, Inc.	5.750	11-15-20	5,196,000	5,365,520
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875	05-15-23	5,350,000	5,503,813
Pharmaceuticals 1.3%
Actavis Funding SCS	3.800	03-15-25	12,965,000	13,099,175
AstraZeneca PLC	1.750	11-16-18	5,195,000	5,206,445
Forest Laboratories LLC (S)	5.000	12-15-21	16,705,000	18,083,046
Grifols Worldwide Operations, Ltd.	5.250	04-01-22	13,265,000	13,762,438
Merck & Company, Inc. (P)	1.412	05-18-18	3,850,000	3,870,521
Merck & Company, Inc.	2.750	02-10-25	27,290,000	27,073,045
Industrials 4.3%				270,174,886
Aerospace and defense 1.1%
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	23,225,000	24,412,727
Lockheed Martin Corp.	2.900	03-01-25	28,655,000	28,151,102
Lockheed Martin Corp.	3.550	01-15-26	15,475,000	15,822,166
Air freight and logistics 0.8%
Mexico City Airport Trust (S)	4.250	10-31-26	28,940,000	28,989,487
Mexico City Airport Trust (S)	5.500	10-31-46	4,595,000	4,392,820
XPO Logistics, Inc. (S)	6.500	06-15-22	15,445,000	16,217,250
Commercial services and supplies 0.3%
Ritchie Bros Auctioneers, Inc. (S)	5.375	01-15-25	4,455,000	4,583,081
Waste Management, Inc.	2.900	09-15-22	14,240,000	14,499,410
Construction and engineering 0.7%
AECOM (S)	5.125	03-15-27	37,255,000	37,856,668
AECOM	5.875	10-15-24	6,310,000	6,893,675
Electrical equipment 0.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500	06-15-45	16,005,000	16,825,256

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       18

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Industrial conglomerates 0.8%
3M Company	3.000	08-07-25		14,485,000	$14,760,128
General Electric Company	4.250	01-17-18	NZD	5,515,000	4,025,448
General Electric Company	6.250	09-29-20	GBP	2,300,000	3,392,266
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21		27,125,000	28,582,969
Machinery 0.0%
Terex Corp. (S)	5.625	02-01-25		1,580,000	1,615,550
Professional services 0.1%
Verisk Analytics, Inc.	4.000	06-15-25		7,635,000	7,840,679
Trading companies and distributors 0.2%
United Rentals North America, Inc.	5.500	05-15-27		11,070,000	11,314,204
Information technology 2.6%					168,525,150
Electronic equipment, instruments and components 0.4%
Zebra Technologies Corp.	7.250	10-15-22		26,360,000	28,516,775
Internet software and services 0.2%
Match Group, Inc.	6.750	12-15-22		13,600,000	14,348,000
IT services 0.5%
First Data Corp. (S)	5.375	08-15-23		7,925,000	8,242,000
IBM Corp.	2.750	12-21-20	GBP	10,015,000	13,340,732
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		13,790,000	13,445,250
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	3.700	07-29-25		14,145,000	14,885,986
KLA-Tencor Corp.	4.650	11-01-24		7,499,000	8,038,351
Micron Technology, Inc.	5.500	02-01-25		4,917,000	5,076,803
NXP BV (S)	4.625	06-01-23		16,005,000	17,030,440
Software 0.2%
Activision Blizzard, Inc. (S)	3.400	09-15-26		8,270,000	8,047,438
Electronic Arts, Inc.	4.800	03-01-26		1,852,000	1,994,719
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	2.400	05-03-23		13,285,000	13,072,493
Apple, Inc.	3.200	05-13-25		22,255,000	22,486,163
Materials 3.0%					190,812,863
Chemicals 0.1%
Alpek SAB de CV	4.500	11-20-22		1,625,000	1,639,219
Praxair, Inc.	3.200	01-30-26		2,305,000	2,347,251
Construction materials 0.3%
Cemex SAB de CV (S)	6.125	05-05-25		21,500,000	22,682,500
Containers and packaging 1.9%
Ball Corp.	4.000	11-15-23		16,660,000	16,639,175

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       19

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	4.375	12-15-20		8,310,000	$8,725,500
Ball Corp.	5.250	07-01-25		21,335,000	22,641,769
Crown Americas LLC	4.500	01-15-23		18,265,000	18,744,456
Crown Cork & Seal Company, Inc.	7.375	12-15-26		7,724,000	8,863,290
Sealed Air Corp. (S)	4.875	12-01-22		10,150,000	10,492,563
Sealed Air Corp. (S)	5.125	12-01-24		16,620,000	17,367,900
Sealed Air Corp. (S)	6.500	12-01-20		15,315,000	17,229,375
Metals and mining 0.7%
Cliffs Natural Resources, Inc. (S)	5.750	03-01-25		19,100,000	18,737,100
Freeport-McMoRan, Inc.	3.550	03-01-22		5,766,000	5,347,388
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		3,115,000	4,103,087
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		1,540,000	1,766,796
Vedanta Resources PLC (S)	6.375	07-30-22		13,163,000	13,485,494
Real estate 1.1%					70,773,949
Equity real estate investment trusts 0.7%
American Tower Corp.	4.000	06-01-25		6,300,000	6,358,974
American Tower Corp.	4.700	03-15-22		3,195,000	3,412,046
Crown Castle Towers LLC (S)	4.883	08-15-40		5,791,000	6,169,541
Host Hotels & Resorts LP	5.250	03-15-22		14,006,000	15,183,190
Trust F/1401 (S)	5.250	12-15-24		11,970,000	12,029,850
Real estate management and development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	7,750,000	5,579,220
CBRE Services, Inc.	5.000	03-15-23		8,455,000	8,758,628
Kennedy-Wilson, Inc.	5.875	04-01-24		12,650,000	13,282,500
Telecommunication services 1.2%					73,646,826
Diversified telecommunication services 0.3%
SFR Group SA (S)	6.250	05-15-24		10,360,000	10,515,296
Sprint Spectrum Company LLC (S)	3.360	03-20-23		9,315,000	9,338,288
Wireless telecommunication services 0.9%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	9,412,970
T-Mobile USA, Inc.	6.125	01-15-22		16,235,000	17,200,658
T-Mobile USA, Inc.	6.250	04-01-21		5,882,000	6,087,870
T-Mobile USA, Inc.	6.500	01-15-26		11,985,000	13,168,519
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,663,900
T-Mobile USA, Inc.	6.836	04-28-23		3,990,000	4,259,325
Utilities 1.9%					119,667,412
Electric utilities 0.8%
Emera US Finance LP	3.550	06-15-26		22,875,000	22,584,099
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		14,405,000	15,773,475

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       20

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Electric utilities (continued)
Fortis, Inc. (S)	3.055	10-04-26		14,265,000	$13,449,541
Gas utilities 0.3%
AmeriGas Partners LP	5.875	08-20-26		18,315,000	18,910,238
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,143,257
Independent power and renewable electricity producers 0.3%
NRG Energy, Inc. (S)	6.625	01-15-27		15,595,000	15,322,088
Multi-utilities 0.5%
NiSource Finance Corp.	4.800	02-15-44		16,428,000	17,688,783
NiSource Finance Corp.	5.650	02-01-45		12,247,000	14,795,931
Foreign government obligations 16.7%					$1,057,382,089
(Cost $1,153,365,130)
Australia 2.2%					141,379,170
New South Wales Treasury Corp.	6.000	05-01-20	AUD	48,045,000	41,140,109
New South Wales Treasury Corp.	6.000	03-01-22	AUD	20,640,000	18,479,787
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	16,935,000	13,547,275
Queensland Treasury Corp.	5.500	06-21-21	AUD	38,875,000	33,528,734
Queensland Treasury Corp.	6.000	07-21-22	AUD	15,170,000	13,621,703
Queensland Treasury Corp.	6.250	02-21-20	AUD	10,900,000	9,333,057
Queensland Treasury Corp. (S)	7.125	09-18-17	NZD	15,877,000	11,728,505
Canada 2.2%					135,950,035
Canada Housing Trust No. 1 (S)	1.250	12-15-20	CAD	13,885,000	10,435,912
Canada Housing Trust No. 1 (S)	1.700	12-15-17	CAD	23,450,000	17,802,897
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,135,934
Export Development Canada	3.250	08-08-17	AUD	6,135,000	4,729,044
Government of Canada	1.250	03-01-18	CAD	41,980,000	31,806,440
Government of Canada	1.750	09-01-19	CAD	34,467,000	26,566,993
Province of British Columbia (S)	6.600	01-09-20	INR	584,515,000	8,841,218
Province of Ontario	1.900	09-08-17	CAD	16,417,000	12,439,938
Province of Ontario	4.200	06-02-20	CAD	18,385,000	15,103,744
Province of Ontario	6.250	09-29-20	AUD	5,965,000	5,087,915
Colombia 0.2%					14,843,850
Republic of Colombia	4.500	01-28-26		14,070,000	14,843,850
Finland 0.2%					9,663,879
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,663,879
Indonesia 1.5%					97,161,155
Republic of Indonesia (S)	2.625	06-14-23	EUR	8,010,000	8,755,129
Republic of Indonesia	7.000	05-15-22	IDR	291,428,000,000	21,545,699
Republic of Indonesia	7.000	05-15-27	IDR	59,837,000,000	4,323,107
Republic of Indonesia	8.250	07-15-21	IDR	256,475,000,000	19,898,852
Republic of Indonesia	8.375	03-15-24	IDR	220,835,000,000	17,387,279

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       21

	Rate (%)	Maturity date	Par value^		Value
Indonesia (continued)
Republic of Indonesia	8.375	09-15-26	IDR	217,986,000,000	$17,351,104
Republic of Indonesia	8.750	05-15-31	IDR	98,785,000,000	7,899,985
Mexico 1.7%					108,824,322
Government of Mexico	4.600	01-23-46		11,331,000	10,594,485
Government of Mexico	4.750	06-14-18	MXN	113,850,000	5,530,861
Government of Mexico	6.500	06-10-21	MXN	473,500,000	23,156,640
Government of Mexico	7.750	05-29-31	MXN	214,356,000	10,759,036
Government of Mexico	8.000	12-07-23	MXN	280,147,500	14,564,491
Government of Mexico	8.500	12-13-18	MXN	134,680,500	6,899,162
Government of Mexico	10.000	12-05-24	MXN	644,646,500	37,319,647
New Zealand 2.1%					131,720,837
Dominion of New Zealand	3.000	04-15-20	NZD	39,775,000	29,116,677
Dominion of New Zealand	5.000	03-15-19	NZD	39,062,000	29,689,664
Dominion of New Zealand	6.000	05-15-21	NZD	64,995,000	53,110,687
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	26,284,000	19,803,809
Norway 0.9%					56,378,767
Government of Norway (S)	3.750	05-25-21	NOK	203,500,000	27,077,236
Government of Norway (S)	4.500	05-22-19	NOK	226,338,000	29,301,531
Philippines 2.0%					128,492,218
Republic of Philippines	3.500	04-21-23	PHP	312,960,000	6,035,089
Republic of Philippines	4.625	09-09-40	PHP	243,550,000	4,703,791
Republic of Philippines	4.950	01-15-21	PHP	659,000,000	13,451,658
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,846,723
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	19,783,929
Republic of Philippines	6.500	04-28-21	PHP	810,100,000	17,573,709
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	7,101,566
Republic of Philippines	8.000	07-19-31	PHP	1,527,700,000	41,102,173
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	11,893,580
Portugal 0.7%					45,547,103
Portugal Obrigacoes do Tesouro OT (S)	3.850	04-15-21	EUR	16,045,000	18,351,637
Republic of Portugal (S)	5.125	10-15-24		28,075,000	27,195,466
Singapore 2.4%					148,862,548
Republic of Singapore	2.375	04-01-17	SGD	68,305,000	48,807,758
Republic of Singapore	2.500	06-01-19	SGD	69,300,000	50,848,368
Republic of Singapore	3.250	09-01-20	SGD	65,040,000	49,206,422
South Korea 0.0%					2,289,916
Korea Treasury Bond Coupon Strips (Z)	1.093	03-10-17	KRW	654,810,000	578,919
Korea Treasury Bond Coupon Strips (Z)	1.331	09-10-17	KRW	654,810,000	574,982
Korea Treasury Bond Coupon Strips (Z)	1.455	03-10-18	KRW	654,810,000	570,445
Korea Treasury Bond Coupon Strips (Z)	1.533	09-10-18	KRW	654,810,000	565,570

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       22

	Rate (%)	Maturity date	Par value^		Value
Sweden 0.6%					$36,268,289
Kingdom of Sweden	1.500	11-13-23	SEK	189,890,000	23,013,344
Kingdom of Sweden	3.500	06-01-22	SEK	100,360,000	13,254,945
Capital preferred securities 1.1%					$70,536,851
(Cost $71,437,551)
Financials 1.1%					70,536,851
Banks 1.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	03-20-17		19,215,000	14,912,762
JPMorgan Chase Capital XXIII (P)	2.039	05-15-47		10,176,000	8,716,049
SunTrust Preferred Capital I (P)(Q)	4.000	04-03-17		9,340,000	7,530,375
USB Capital IX (P)(Q)	3.500	04-03-17		22,894,000	19,402,665
Wachovia Capital Trust III (P)(Q)	5.570	04-03-17		20,000,000	19,975,000
Convertible bonds 2.2%					$141,502,133
(Cost $119,035,424)
Consumer discretionary 0.1%					6,049,663
Media 0.1%
Liberty Media Corp.-Liberty Formula One (S)	1.000	01-30-23		5,810,000	6,049,663
Consumer staples 0.1%					7,359,804
Tobacco 0.1%
Vector Group, Ltd. (P)	2.500	01-15-19		4,780,000	7,359,804
Financials 0.6%					37,304,881
Insurance 0.2%
Fidelity National Financial, Inc.	4.250	08-15-18		2,585,000	5,530,284
Old Republic International Corp.	3.750	03-15-18		6,180,000	8,308,238
Mortgage real estate investment trusts 0.3%
Redwood Trust, Inc.	4.625	04-15-18		15,982,000	16,051,921
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000	04-01-20		4,850,000	7,414,438
Health care 0.9%					56,544,479
Health care equipment and supplies 0.3%
Danaher Corp. (Z)	0.010	01-22-21		4,595,000	15,017,034
Hologic, Inc. (2.000% to 3-6-18; then 0.000% thereafter)	2.000	03-01-42		3,910,000	5,324,931
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42		9,369,000	21,267,630
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (S)	5.625	11-22-19	EUR	12,500,000	14,934,884
Industrials 0.2%					10,658,756
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18		7,470,000	10,658,756

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       23

	Rate (%)		Maturity date	Par value^	Value
Information technology 0.2%					$16,524,269
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250		08-01-39	7,340,000	12,890,875
Teradyne, Inc. (S)	1.250		12-15-23	3,255,000	3,633,394
Telecommunication services 0.1%					7,060,281
Diversified telecommunication services 0.1%
Liberty Interactive LLC (S)	1.750		09-30-46	6,325,000	7,060,281
Municipal bonds 1.9%					$120,640,092
(Cost $121,151,030)
City of Houston (Texas)	6.290		03-01-32	20,650,000	24,685,836
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20	7,940,000	8,175,897
Florida State Board of Administration Finance Corp.	2.163		07-01-19	3,290,000	3,314,214
Florida State Board of Administration Finance Corp.	2.638		07-01-21	12,255,000	12,349,364
Kansas Development Finance Authority	3.941		04-15-26	14,075,000	14,685,574
Kansas Development Finance Authority	4.091		04-15-27	11,435,000	12,004,120
State of Maryland	4.400		03-01-23	4,755,000	5,303,489
State of Wisconsin	2.049		05-01-23	16,270,000	15,790,686
Texas Transportation Commission State Highway Fund	5.028		04-01-26	8,635,000	9,884,485
University of Houston (Texas)	2.800		02-15-24	5,910,000	5,948,297
University of Houston (Texas)	2.860		02-15-26	5,865,000	5,751,043
University of Houston (Texas)	3.060		02-15-27	2,835,000	2,747,087
Term loans (M) 5.8%					$365,202,344
(Cost $365,565,119)
Consumer discretionary 1.6%					99,430,273
Diversified consumer services 0.3%
The ServiceMaster Company LLC	3.281		11-08-23	18,510,000	18,695,100
Hotels, restaurants and leisure 0.9%
1011778 BC ULC	3.250		02-14-24	23,785,000	23,770,253
Four Seasons Holdings, Ltd.	3.998		11-30-23	18,813,000	19,068,292
Hilton Worldwide Finance LLC	3.278		10-25-23	12,513,559	12,565,740
Media 0.4%
Charter Communications Operating LLC	3.030		01-15-24	23,545,691	23,688,613
Cinemark USA, Inc.	3.090		05-09-22	1,620,000	1,642,275
Consumer staples 0.7%					44,504,055
Food and staples retailing 0.4%
Albertsons LLC	3.781		08-22-21	11,640,000	11,778,283
Aramark Services, Inc.	3.498		02-24-21	12,839,000	12,958,274
Food products 0.2%
JBS USA LLC (T)		TBD	10-30-22	11,601,000	11,663,877

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       24

	Rate (%)		Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
Spectrum Brands, Inc.	3.399		06-23-22	8,004,684	$8,103,621
Energy 0.6%					40,366,187
Oil, gas and consumable fuels 0.6%
MEG Energy Corp.	4.540		12-31-23	19,310,000	19,413,888
Peabody Energy Corp. (T)		TBD	01-30-22	20,805,000	20,952,299
Health care 0.3%					17,612,580
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (T)		TBD	01-31-25	17,555,000	17,612,580
Industrials 0.5%					30,420,510
Aerospace and defense 0.1%
RBS Global, Inc.	3.770		08-21-23	8,935,000	8,983,874
Airlines 0.2%
American Airlines, Inc.	3.281		04-28-23	12,040,000	12,092,735
Trading companies and distributors 0.2%
Avolon Holdings, Ltd. (T)		TBD	01-13-22	9,185,000	9,343,901
Information technology 1.0%					59,855,191
Communications equipment 0.2%
Avaya, Inc. (H)	6.250		05-29-20	13,394,232	10,691,946
Avaya, Inc.	4.983		01-24-18	1,597,414	1,648,531
Electronic equipment, instruments and components 0.6%
Dell International LLC	4.040		09-07-23	17,625,825	17,733,343
Zebra Technologies Corp.	3.434		10-27-21	16,037,599	16,230,050
IT services 0.2%
First Data Corp.	3.779		07-10-22	13,463,806	13,551,321
Materials 0.5%					32,174,169
Containers and packaging 0.5%
Berry Plastics Corp.	3.022		02-08-20	6,165,258	6,193,495
Berry Plastics Corp.	3.281		10-03-22	5,222,233	5,257,692
Berry Plastics Corp.	3.281		01-19-24	20,600,000	20,722,982
Telecommunication services 0.6%					40,839,379
Wireless telecommunication services 0.6%
SBA Senior Finance II LLC	3.240		03-24-21	20,490,000	20,575,443
Sprint Communications, Inc.	3.313		02-02-24	20,235,000	20,263,936

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       25

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 4.5%				$285,545,267
(Cost $288,651,448)
Commercial and residential 3.9%				249,400,076
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.438	04-25-35	1,990,348	1,995,828
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,082,381
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	1.089	04-20-35	6,550,508	6,299,152
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323	09-10-28	5,241,000	5,371,215
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	3.288	01-25-35	2,170,791	2,124,279
Series 2005-2, Class A1 (P)	2.920	03-25-35	1,987,805	2,007,716
Series 2005-5, Class A2 (P)	2.820	08-25-35	2,660,055	2,651,273
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.478	01-25-35	1,393,375	1,353,718
Series 2004-13, Class A1 (P)	1.511	11-25-34	2,796,256	2,741,934
Series 2004-8, Class 1A (P)	1.471	09-25-34	1,439,014	1,415,567
Series 2005-7, Class 11A1 (P)	1.318	08-25-35	1,521,462	1,469,835
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,335,000	3,268,366
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	4.458	05-15-29	6,055,000	6,066,365
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.770	12-15-27	9,327,317	9,385,656
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	3.081	02-25-37	1,841,105	1,843,686
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898	03-10-31	2,710,000	2,727,528
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.793	12-10-49	4,637,874	4,671,643
Series 2014-TWC, Class D (P) (S)	3.021	02-13-32	11,010,000	11,023,769
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.917	08-13-27	3,230,000	3,234,047
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850	02-10-34	6,270,000	6,247,004
Countrywide Alternative Loan Trust Series 2004-J5, Class M1 (P)	1.671	08-25-34	13,217,000	12,620,748
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639	11-15-34	11,100,000	11,642,996
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.517	09-19-44	14,130,837	684,871
Series 2005-AR2, Class X2 IO	2.091	03-19-45	31,775,720	1,993,113

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       26

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382	12-15-34	7,160,000	$7,072,713
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590	06-10-28	5,350,000	5,311,412
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.774	07-10-38	2,441,322	2,441,230
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	3.290	05-25-34	3,352,525	3,337,521
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.782	06-19-34	2,681,480	2,665,406
Series 2004-7, Class 4A (P)	3.324	11-19-34	3,411,693	3,369,819
Series 2005-2, Class IX IO	1.535	05-19-35	8,138,427	441,535
Series 2005-9, Class 2A1A (P)	1.119	06-20-35	2,805,669	2,676,816
Series 2005-9, Class 2A1C (P)	1.229	06-20-35	1,933,195	1,832,383
Series 2007-3, Class ES IO (S)	0.350	05-19-47	9,103,864	141,565
Series 2007-4, Class ES IO	0.350	07-19-47	9,677,004	140,142
Series 2007-6, Class ES IO (S)	0.343	08-19-37	7,457,730	94,728
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.969	10-25-36	16,838,296	1,324,684
Series 2005-AR18, Class 2X IO	1.710	10-25-36	13,431,445	554,369
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.928	04-17-45	322,000	321,597
Series 2014-INN, Class F (P) (S)	4.770	06-15-29	3,395,000	3,339,680
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.903	12-25-34	1,285,339	1,289,772
Series 2005-2, Class 1A (P)	2.543	10-25-35	40,161	40,096
Series 2005-A2, Class A2 (P)	2.979	02-25-35	2,971,342	3,017,500
Series 2005-A8, Class A2A (P)	1.041	08-25-36	12,563,270	11,818,479
Series 2006-3, Class 2A1 (P)	3.017	10-25-36	1,392,767	1,366,935
Series 2007-1, Class 2A1 (P)	3.392	01-25-37	5,274,221	5,196,736
Morgan Stanley Capital I Trust Series 2014-150E, Class F (P) (S)	4.295	09-09-32	6,185,000	5,590,823
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	3.093	10-25-34	888,450	894,743
Series 2004-9, Class 1A (P)	5.760	11-25-34	2,203,703	2,311,724
MSCG Trust Series 2016-SNR, Class D (S)	6.550	11-15-34	4,045,000	3,942,971
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.145	02-10-32	2,905,000	2,945,025
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	1.081	11-25-35	1,851,333	1,800,657
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474	01-11-37	4,830,000	4,565,212

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388	01-05-43	5,655,000	$4,435,265
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	3.252	12-25-33	2,118,776	2,092,195
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.804	09-25-37	7,362,764	7,220,830
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903	01-10-35	9,985,000	9,712,723
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	1.068	12-25-45	3,438,334	3,219,093
Series 2005-AR2, Class 2A1B (P)	1.148	01-25-45	4,133,692	3,820,115
Series 2005-AR2, Class 2A2B (P)	1.151	01-25-45	2,872,103	2,656,256
Series 2005-AR3, Class A2 (P)	2.931	03-25-35	3,436,066	3,461,908
Series 2005-AR6, Class 2A1A (P)	1.001	04-25-45	6,839,396	6,458,205
Series 2005-AR8, Class 2AB2 (P)	1.198	07-25-45	3,154,273	3,001,921
Series 2005-AR8, Class 2AB3 (P)	1.131	07-25-45	2,869,798	2,731,685
WaMu Mortgage Pass-Through Certificates Series 2004-AR14, Class A1 (P)	2.866	01-25-35	3,249,863	3,303,280
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	7,406,403	6,660,580
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	3.002	12-25-34	1,835,600	1,857,057
U.S. Government Agency 0.6%				36,145,191
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	2.421	04-25-24	2,888,335	2,915,957
Series 2014-DN4, Class M2 (P)	3.171	10-25-24	1,165,374	1,167,568
Series 2015-DNA1, Class M2 (P)	2.621	10-25-27	3,690,000	3,759,403
Series 2015-DNA1, Class M3 (P)	4.071	10-25-27	2,700,000	2,874,372
Series 2016-DNA2, Class M2 (P)	2.971	10-25-28	10,830,000	11,008,025
Series 2016-HQA3, Class M1 (P)	1.571	03-25-29	5,919,880	5,926,466
Series 292, Class IO	3.500	11-15-27	5,813,060	634,225
Series 296, Class IO	3.000	12-15-27	4,508,760	474,992
Series 304, Class C42 IO	4.000	12-15-27	8,174,155	786,886
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	7,918,889	885,786
Series 2013-39, Class KI IO	4.000	05-25-28	11,416,270	1,219,473
Series 2014-C02, Class 1M1 (P)	1.721	05-25-24	1,504,341	1,509,219
Series 402, Class 3 IO	4.000	11-25-39	529,333	102,967
Series 402, Class 4 IO	4.000	10-25-39	810,589	152,504
Series 402, Class 7 IO	4.500	11-25-39	1,117,332	232,928
Series 406, Class 3 IO	4.000	01-25-41	2,846,998	570,949
Series 407, Class 4 IO	4.500	03-25-41	4,400,193	947,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       28

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 407, Class 7 IO	5.000	03-25-41	3,132,208	$612,698
Series 407, Class 8 IO	5.000	03-25-41	1,630,771	363,183
Asset backed securities 4.0%				$255,366,036
(Cost $256,149,949)
Asset backed securities 4.0%				255,366,036
Aames Mortgage Investment Trust Series 2005-4, Class M2 (P)	1.513	10-25-35	6,911,868	6,758,837
Accredited Mortgage Loan Trust Series 2005-2, Class M2 (P)	1.218	07-25-35	2,705,000	2,662,807
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	1.218	06-25-35	2,915,000	2,783,639
American Express Credit Account Master Trust Series 2014-3, Class A	1.490	04-15-20	11,161,745	11,176,787
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	24,611,000	24,234,272
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	1.011	07-25-36	7,649,637	7,459,560
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260	01-15-20	9,400,000	9,401,430
Chase Issuance Trust Series 2015-A7, Class A7	1.620	07-15-20	4,660,000	4,668,393
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650	09-20-19	9,195,000	9,414,185
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	22,869,857	22,686,443
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	28,101,500	28,484,299
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474	10-25-45	24,707,250	24,374,073
DRIVEN BRANDS FUNDING LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	4,458,563	4,285,584
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	1.476	07-25-35	5,141,811	5,039,416
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	1.148	10-25-35	6,918,823	6,688,822
Home Equity Asset Trust Series 2003-1, Class M1 (P)	2.271	06-25-33	1,448,295	1,413,556
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.453	03-25-35	6,785,000	6,406,229
Option One Mortgage Loan Trust Series 2005-2, Class M1 (P)	1.431	05-25-35	6,665,446	6,445,839
RASC Series Trust Series 2005-KS7, Class M4 (P)	1.358	08-25-35	3,041,000	2,935,245
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.928	09-25-36	10,050,493	9,774,579

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       29

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.078	12-25-36	4,155,502	$4,114,304
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.491	02-25-35	53,399	52,568
Series 2005-2, Class M2 (P)	1.513	03-25-35	8,790,258	8,415,866
Taco Bell Funding, LLC Series 2016-1A, Class A23 (S)	4.970	05-25-46	26,083,925	26,088,411
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080	06-15-45	19,695,688	19,600,892
			Shares	Value
Common stocks 2.6%				$167,073,126
(Cost $116,842,680)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (I)			110,794	0
Financials 2.5%				162,082,992
Banks 2.1%
BankUnited, Inc.			153,604	6,087,327
Commerce Bancshares, Inc.			219,490	12,954,281
Cullen/Frost Bankers, Inc.			133,664	12,359,910
First Financial Bancorp			295,930	8,212,058
First Republic Bank			95,420	8,953,259
Glacier Bancorp, Inc.			189,893	7,010,850
Investors Bancorp, Inc.			634,693	9,285,559
MB Financial, Inc.			153,457	6,908,634
Park National Corp.			61,349	6,591,950
SVB Financial Group (I)			40,958	7,818,473
Synovus Financial Corp.			334,995	14,143,489
The PNC Financial Services Group, Inc.			145,482	18,509,675
U.S. Bancorp			303,036	16,666,980
Consumer finance 0.3%
American Express Company			60,143	4,815,049
Capital One Financial Corp.			169,260	15,886,744
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.			341,788	5,878,754
Industrials 0.1%				4,990,134
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)			907,297	4,990,134

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       30

	Shares	Value
Preferred securities 6.8%		$427,280,153
(Cost $408,279,000)
Consumer staples 0.3%		19,258,758
Food products 0.3%
Tyson Foods, Inc., 4.750%	283,885	19,258,758
Energy 0.4%		24,236,773
Oil, gas and consumable fuels 0.4%
Kinder Morgan, Inc., 9.750%	497,675	24,236,773
Financials 3.0%		189,362,356
Banks 2.7%
First Republic Bank, 5.500%	224,961	5,615,027
First Tennessee Bank NA, 3.750% (P)(S)	22,722	15,410,488
Huntington Bancshares, Inc., 8.500%	16,742	23,235,720
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,910,128
M&T Bank Corp., Series A, 6.375% (P)	12,080	12,321,600
People's United Financial, Inc., 5.625% (P)	481,250	12,618,375
Regions Financial Corp., 6.375%	370,170	9,517,071
SunTrust Banks, Inc., 4.000% (P)	309,575	7,463,853
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	55,776
U.S. Bancorp, 3.500% (P)	25,335	21,788,100
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,553,369
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	7,013,432
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,137,508
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	633,899	18,649,309
Zions Bancorporation, 7.900%	299,450	7,629,986
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,534,840
Diversified financial services 0.0%
GMAC Capital Trust I, 6.824% (P)	1,315	33,822
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	16,393,130
Thrifts and mortgage finance 0.1%
Colony Northstar, Inc., 7.125%	180,025	4,480,822

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       31

	Shares	Value
Health care 0.2%		$10,567,850
Pharmaceuticals 0.2%
Allergan PLC, 5.500%	12,320	10,567,850
Industrials 0.2%		13,138,814
Machinery 0.2%
Rexnord Corp., 5.750%	244,990	13,138,814
Real estate 0.2%		12,727,706
Equity real estate investment trusts 0.2%
American Tower Corp., 5.500%	117,751	12,727,706
Utilities 2.5%		157,987,896
Electric utilities 1.5%
Exelon Corp., 6.500%	498,082	24,694,906
Great Plains Energy, Inc., 7.000%	321,200	17,052,508
NextEra Energy, Inc., 6.123%	475,270	24,866,126
NextEra Energy, Inc., 6.371%	336,050	20,512,492
SCE Trust I, 5.625%	190,505	4,815,966
Gas utilities 0.2%
Spire, Inc., 6.750%	264,392	15,271,282
Multi-utilities 0.8%
Dominion Resources, Inc., 6.375%	608,167	31,077,334
Dominion Resources, Inc., 6.750%	386,980	19,697,282
	Shares/Par	Value
Purchased options 0.2%		$12,836,326
(Cost $28,549,127)
Call options 0.1%		3,371,470
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)	127,475,000	1,018,143
Over the Counter Option on the USD vs. KRW (Expiration Date: 10-30-17; Strike Price: $1,255.00; Counterparty: Morgan Stanley Co., Inc.) (I)	82,010,000	794,431
Over the Counter Option on the USD vs. KRW (Expiration Date: 9-29-17; Strike Price: $1,210.00; Counterparty: Standard Chartered Bank) (I)	115,825,570	1,558,896
Put options 0.1%		9,464,856
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)	96,450,000	110,627
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)	155,545,000	1,720,513
Over the Counter Option on the GBP vs. USD (Expiration Date: 9-26-17; Strike Price: GBP 1.23; Counterparty: Canadian Imperial Bank) (I)	118,760,000	3,620,423
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	53,350,000	863,950
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-10-17; Strike Price: $1.17; Counterparty: Canadian Imperial Bank of Commerce) (I)	237,015,000	138,654

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       32

			Shares/Par	Value
Put options (continued)
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)			210,515,000	$265,880
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-9-17; Strike Price: $1.27; Counterparty: Toronto Dominion Bank) (I)			120,000,000	1,227,360
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-13-17; Strike Price: $1.23; Counterparty: RBC Dominion Securities, Inc.) (I)			121,570,000	732,459
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-15-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)			154,400,000	326,402
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-15-17; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)			74,640,000	458,588
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.0%				$380,182,000
(Cost $380,182,000)
U.S. Government Agency 4.1%				262,052,000
Federal Home Loan Bank Discount Note	0.350	03-01-17	262,052,000	262,052,000
			Par value^	Value
Repurchase agreement 1.9%				118,130,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $112,145,620 on 3-1-17, collateralized by $97,669,400 U.S. Treasury Inflation Indexed Notes, 0.125-1.625% due 1-15-18 to 7-15-24 (valued at $114,388,590, including interest)			112,144,000	$112,144,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $5,986,017 on 3-1-17, collateralized by $6,155,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $6,107,330, including interest)			5,986,000	5,986,000
Total investments (Cost $6,333,553,326)† 100.2%				$6,347,561,527
Other assets and liabilities, net (0.2%)				($13,581,580)
Total net assets 100.0%				$6,333,979,947

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       33

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,320,964,647 or 20.9% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $6,375,458,886. Net unrealized depreciation aggregated to $27,897,359, of which $171,214,041 related to appreciated investment securities and $199,111,400 related to depreciated investment securities.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	2,449	Short	Jun 2017	($288,422,849)	($288,254,953)	$167,896
10-Year U.S. Treasury Note Futures	6,113	Short	Jun 2017	(761,148,672)	(761,546,078)	(397,406)
U.S. Treasury Long Bond Futures	1,443	Short	Jun 2017	(217,255,461)	(218,839,969)	(1,584,508)
						($1,814,018)

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       34

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	19,840,000	CAD	19,376,141	Royal Bank of Canada	3/15/2017	$617,095	—	$617,095
AUD	71,720,000	CAD	70,819,197	Standard Chartered Bank	3/15/2017	1,646,440	—	1,646,440
AUD	323,090,000	CAD	313,527,025	U.S. Bank	3/15/2017	11,562,063	—	11,562,063
AUD	80,995,000	NZD	86,073,078	Australia and New Zealand Banking Group	3/15/2017	106,915	—	106,915
AUD	38,205,000	NZD	40,816,694	Goldman Sachs Bank USA	3/15/2017	—	($105,366)	(105,366)
AUD	178,315,000	NZD	188,336,660	JPMorgan Chase Bank N.A.	3/15/2017	1,069,153	—	1,069,153
AUD	123,960,000	NZD	130,352,865	Toronto Dominion Bank	3/15/2017	1,156,483	—	1,156,483
AUD	83,889,009	USD	61,338,580	Goldman Sachs Bank USA	3/15/2017	2,959,362	—	2,959,362
AUD	119,855,000	USD	90,364,318	HSBC Bank USA	3/15/2017	1,500,276	—	1,500,276
AUD	80,505,000	USD	61,403,418	Royal Bank of Canada	3/15/2017	300,801	—	300,801
AUD	392,410,000	USD	295,042,019	State Street Bank and Trust Company	3/15/2017	5,726,285	—	5,726,285
CAD	158,874,917	AUD	160,090,000	JPMorgan Chase Bank N.A.	3/15/2017	—	(3,076,012)	(3,076,012)
CAD	152,860,581	AUD	157,490,000	Royal Bank of Canada	3/15/2017	—	(5,611,790)	(5,611,790)
CAD	39,379,450	AUD	39,840,000	Toronto Dominion Bank	3/15/2017	—	(884,589)	(884,589)
CAD	159,592,710	AUD	162,765,000	U.S. Bank	3/15/2017	—	(4,585,830)	(4,585,830)
CAD	383,394,464	EUR	273,275,000	Royal Bank of Canada	3/15/2017	—	(982,912)	(982,912)
CAD	315,579,255	EUR	225,245,000	U.S. Bank	3/15/2017	—	(1,134,642)	(1,134,642)
CAD	192,539,941	GBP	118,430,000	Bank of Nova Scotia	3/15/2017	—	(2,019,277)	(2,019,277)
CAD	270,297,608	GBP	165,780,000	Citibank N.A.	3/15/2017	—	(2,241,214)	(2,241,214)
CAD	189,902,951	GBP	117,885,000	Toronto Dominion Bank	3/15/2017	—	(3,328,386)	(3,328,386)
CAD	67,948,806	GBP	41,425,000	U.S. Bank	3/15/2017	—	(253,567)	(253,567)
CAD	188,214,704	NZD	199,770,000	Toronto Dominion Bank	3/15/2017	—	(2,115,874)	(2,115,874)
CAD	108,557,841	USD	83,075,000	Canadian Imperial Bank of Commerce	3/15/2017	—	(1,334,728)	(1,334,728)
CAD	2,156,881,107	USD	1,639,696,462	Royal Bank of Canada	3/15/2017	—	(15,640,131)	(15,640,131)
CAD	882,933,827	USD	673,840,000	Toronto Dominion Bank	3/15/2017	—	(9,021,587)	(9,021,587)
EUR	41,255,000	AUD	58,877,898	Toronto Dominion Bank	3/15/2017	—	(1,398,407)	(1,398,407)
EUR	241,835,000	CAD	338,637,489	Royal Bank of Canada	3/15/2017	1,357,635	—	1,357,635
EUR	431,347,500	CAD	602,199,990	Toronto Dominion Bank	3/15/2017	3,783,405	—	3,783,405
EUR	225,245,000	CAD	314,683,626	U.S. Bank	3/15/2017	1,809,020	—	1,809,020
GBP	118,430,000	CAD	191,139,506	Bank of Nova Scotia	3/15/2017	$3,073,756	—	$3,073,756

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       35

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	165,785,000	CAD	270,029,783	Citibank N.A.	3/15/2017	2,449,084	—	2,449,084
GBP	117,885,000	CAD	189,222,320	Toronto Dominion Bank	3/15/2017	3,840,878	—	3,840,878
GBP	41,425,000	CAD	67,370,513	U.S. Bank	3/15/2017	689,001	—	689,001
GBP	82,445,000	JPY	11,850,314,520	Toronto Dominion Bank	3/15/2017	—	($3,198,105)	(3,198,105)
GBP	41,135,000	JPY	5,738,959,809	U.S. Bank	3/15/2017	—	(49,543)	(49,543)
GBP	82,880,000	USD	104,712,250	Citibank N.A.	3/15/2017	—	(1,841,713)	(1,841,713)
GBP	117,880,000	USD	145,294,173	Goldman Sachs Bank USA	3/15/2017	1,018,313	—	1,018,313
GBP	235,685,000	USD	285,977,540	Royal Bank of Canada	3/15/2017	6,554,342	—	6,554,342
GBP	296,475,000	USD	360,795,816	Toronto Dominion Bank	3/15/2017	7,188,527	—	7,188,527
GBP	40,020,000	USD	50,597,046	UBS AG	3/15/2017	—	(924,280)	(924,280)
JPY	11,635,009,403	GBP	82,445,000	Toronto Dominion Bank	3/15/2017	1,280,783	—	1,280,783
JPY	5,744,749,560	GBP	41,135,000	U.S. Bank	3/15/2017	101,101	—	101,101
JPY	13,734,126,006	USD	118,981,543	Goldman Sachs Bank USA	3/15/2017	3,322,783	—	3,322,783
JPY	603,375,023	USD	5,144,369	State Street Bank and Trust Company	3/15/2017	228,771	—	228,771
MXN	322,345,270	USD	15,791,590	Goldman Sachs Bank USA	3/15/2017	220,923	—	220,923
MXN	2,506,113,867	USD	118,729,167	State Street Bank and Trust Company	3/15/2017	5,762,129	—	5,762,129
NOK	102,645,030	USD	11,858,303	State Street Bank and Trust Company	3/15/2017	386,644	—	386,644
NZD	57,537,200	AUD	53,870,000	Australia and New Zealand Banking Group	3/15/2017	137,515	—	137,515
NZD	45,338,574	AUD	42,400,000	HSBC Bank USA	3/15/2017	145,816	—	145,816
NZD	56,907,428	AUD	53,010,000	JPMorgan Chase Bank N.A.	3/15/2017	343,237	—	343,237
NZD	287,859,458	AUD	271,095,000	Royal Bank of Canada	3/15/2017	—	(525,015)	(525,015)
NZD	199,770,000	CAD	187,399,745	Toronto Dominion Bank	3/15/2017	2,729,509	—	2,729,509
NZD	249,105,000	USD	178,041,405	Citibank N.A.	3/15/2017	1,314,930	—	1,314,930
SEK	41,262,399	USD	4,520,147	Bank of Montreal	3/15/2017	53,903	—	53,903
SEK	163,181,106	USD	17,971,487	Citibank N.A.	3/15/2017	117,587	—	117,587
SGD	17,260,672	USD	11,960,000	HSBC Bank USA	3/15/2017	357,680	—	357,680
USD	658,158,715	AUD	878,188,959	Australia and New Zealand Banking Group	3/15/2017	—	(14,941,879)	(14,941,879)
USD	59,552,624	AUD	81,270,000	Goldman Sachs Bank USA	3/15/2017	—	(2,737,939)	(2,737,939)
USD	51,153,421	AUD	67,730,000	State Street Bank and Trust Company	3/15/2017	—	(759,214)	(759,214)
USD	28,805,000	CAD	38,275,796	Bank of Montreal	3/15/2017	—	(15,341)	(15,341)
USD	202,405,000	CAD	267,658,106	Bank of Nova Scotia	3/15/2017	867,771	—	867,771

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       36

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	996,605,000	CAD	1,315,688,708	Royal Bank of Canada	3/15/2017	$5,937,240	—	$5,937,240
USD	12,089,742	CAD	15,960,000	State Street Bank and Trust Company	3/15/2017	72,418	—	72,418
USD	356,370,000	CAD	467,192,844	Toronto Dominion Bank	3/15/2017	4,590,064	—	4,590,064
USD	15,326,767	DKK	106,472,370	Citibank N.A.	3/15/2017	143,959	—	143,959
USD	40,838,207	EUR	38,210,616	JPMorgan Chase Bank N.A.	3/15/2017	335,781	—	335,781
USD	128,952,815	EUR	121,720,000	State Street Bank and Trust Company	3/15/2017	—	($67,751)	(67,751)
USD	335,189,529	EUR	320,045,000	Toronto Dominion Bank	3/15/2017	—	(4,051,246)	(4,051,246)
USD	103,931,520	GBP	82,880,000	Citibank N.A.	3/15/2017	1,060,983	—	1,060,983
USD	145,671,389	GBP	117,880,000	Goldman Sachs Bank USA	3/15/2017	—	(641,097)	(641,097)
USD	23,328,220	GBP	18,327,476	HSBC Bank USA	3/15/2017	580,183	—	580,183
USD	286,989,114	GBP	235,685,000	Royal Bank of Canada	3/15/2017	—	(5,542,769)	(5,542,769)
USD	364,100,313	GBP	296,475,000	Toronto Dominion Bank	3/15/2017	—	(3,884,030)	(3,884,030)
USD	49,952,164	GBP	40,020,000	UBS AG	3/15/2017	279,397	—	279,397
USD	120,925,000	JPY	14,127,985,663	Goldman Sachs Bank USA	3/15/2017	—	(4,886,703)	(4,886,703)
USD	235,780,399	MXN	4,859,799,057	State Street Bank and Trust Company	3/15/2017	—	(5,630,293)	(5,630,293)
USD	91,390,862	NOK	773,422,583	UBS AG	3/15/2017	—	(873,896)	(873,896)
USD	178,293,998	NZD	249,105,000	Citibank N.A.	3/15/2017	—	(1,062,337)	(1,062,337)
USD	118,789,704	NZD	165,475,000	Goldman Sachs Bank USA	3/15/2017	—	(352,784)	(352,784)
USD	412,093,730	NZD	572,210,982	State Street Bank and Trust Company	3/15/2017	100,135	—	100,135
USD	66,321,395	SEK	603,262,724	Citibank N.A.	3/15/2017	—	(551,937)	(551,937)
USD	39,485,000	SGD	56,582,463	HSBC Bank USA	3/15/2017	—	(893,770)	(893,770)
USD	387,697,486	SGD	551,431,033	Standard Chartered Bank	3/15/2017	—	(5,818,552)	(5,818,552)
						$88,880,076	($112,984,506)	($24,104,430)

Derivatives currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	MXN	Mexican Peso	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       37

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Investments, at value (Cost $6,333,553,326)	$6,347,561,527
Cash	13,884,632
Foreign currency, at value (Cost $1,944,389)	1,955,004
Cash held at broker for futures contracts	25,942,050
Cash segregated at custodian for derivative contracts	26,675,000
Receivable for investments sold	51,899,082
Receivable for fund shares sold	23,241,430
Unrealized appreciation on forward foreign currency contracts	88,880,076
Dividends and interest receivable	56,218,859
Other receivables and prepaid expenses	171,995
Total assets	6,636,429,655
Liabilities
Payable for investments purchased	175,429,248
Unrealized depreciation on forward foreign currency contracts	112,984,506
Payable for fund shares repurchased	11,722,458
Payable for futures variation margin	99,916
Distributions payable	1,060,787
Payable to affiliates
Accounting and legal services fees	231,626
Transfer agent fees	381,417
Distribution and service fees	3,831
Trustees' fees	4,273
Other liabilities and accrued expenses	531,646
Total liabilities	302,449,708
Net assets	$6,333,979,947
Net assets consist of
Paid-in capital	$6,416,085,249
Undistributed net investment income	1,660,925
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(72,004,671)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(11,761,556)
Net assets	$6,333,979,947

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       38

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($586,329,322 ÷ 54,817,496 shares)[1]	$10.70
Class C ($401,826,194 ÷ 37,567,887 shares)[1]	$10.70
Class I ($3,422,067,499 ÷ 319,885,997 shares)	$10.70
Class R2 ($18,919,915 ÷ 1,767,295 shares)	$10.71
Class R6 ($34,056,498 ÷ 3,181,525 shares)	$10.70
Class NAV ($1,870,780,519 ÷ 174,976,062 shares)	$10.69
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.15

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       39

STATEMENT OF OPERATIONS   For the six months ended 2-28-17 (unaudited)

Investment income
Interest	$100,717,106
Dividends	14,476,442
Less foreign taxes withheld	(846,864)
Total investment income	114,346,684
Expenses
Investment management fees	18,766,345
Distribution and service fees	3,716,142
Accounting and legal services fees	444,236
Transfer agent fees	2,393,447
Trustees' fees	44,524
State registration fees	92,867
Printing and postage	62,996
Professional fees	119,590
Custodian fees	603,333
Other	44,868
Total expenses	26,288,348
Less expense reductions	(823,715)
Net expenses	25,464,633
Net investment income	88,882,051
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	34,893,304
Futures contracts	48,543,789
83,437,093
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(110,346,296)
Futures contracts	(1,520,059)
(111,866,355)
Net realized and unrealized loss	(28,429,262)
Increase in net assets from operations	$60,452,789

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       40

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$88,882,051	$148,565,630
Net realized gain (loss)	83,437,093	(136,516,810)
Change in net unrealized appreciation (depreciation)	(111,866,355)	252,416,924
Increase in net assets resulting from operations	60,452,789	264,465,744
Distributions to shareholders
From net investment income
Class A	(11,830,242)	(30,020,903)
Class C	(3,333,138)	(8,495,948)
Class I	(34,365,915)	(66,751,426)
Class R2	(221,293)	(487,271)
Class R6	(436,195)	(621,314)
Class NAV	(24,446,035)	(52,088,130)
From net realized gain
Class A	—	(29,015,199)
Class C	—	(11,262,676)
Class I	—	(58,698,770)
Class R2	—	(495,351)
Class R6	—	(449,306)
Class NAV	—	(42,254,090)
Total distributions	(74,632,818)	(300,640,384)
From fund share transactions	398,915,003	467,324,429
Total increase	384,734,974	431,149,789
Net assets
Beginning of period	5,949,244,973	5,518,095,184
End of period	$6,333,979,947	$5,949,244,973
Undistributed (accumulated distributions in excess of) net investment income	$1,660,925	($12,588,308)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       41

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.72		$10.80	$10.98	$10.80	$10.94	$10.75
Net investment income[2]	0.14		0.26	0.32	0.39	0.45	0.51
Net realized and unrealized gain (loss) on investments	(0.04)		0.21	(0.17)	0.35	(0.09)	0.28
Total from investment operations	0.10		0.47	0.15	0.74	0.36	0.79
Less distributions
From net investment income	(0.12)		(0.28)	(0.33)	(0.44)	(0.50)	(0.60)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.12)		(0.55)	(0.33)	(0.56)	(0.50)	(0.60)
Net asset value, end of period	$10.70		$10.72	$10.80	$10.98	$10.80	$10.94
Total return (%)[3,4]	0.95	[5]	4.52	1.42	7.03	3.29	7.61
Ratios and supplemental data
Net assets, end of period (in millions)	$586		$1,138	$1,152	$1,111	$1,213	$891
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.11	1.11	1.18	1.19	1.26
Expenses including reductions	1.07	[6]	1.08	1.08	1.17	1.17	1.17
Net investment income	2.70	[6]	2.42	2.95	3.58	4.05	4.82
Portfolio turnover (%)	23		44	37	48	41	29

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       42

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.72		$10.80	$10.98	$10.80	$10.94	$10.74
Net investment income[2]	0.11		0.18	0.25	0.32	0.37	0.44
Net realized and unrealized gain (loss) on investments	(0.05)		0.21	(0.17)	0.34	(0.08)	0.28
Total from investment operations	0.06		0.39	0.08	0.66	0.29	0.72
Less distributions
From net investment income	(0.08)		(0.20)	(0.26)	(0.36)	(0.43)	(0.52)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.08)		(0.47)	(0.26)	(0.48)	(0.43)	(0.52)
Net asset value, end of period	$10.70		$10.72	$10.80	$10.98	$10.80	$10.94
Total return (%)[3,4]	0.60	[5]	3.79	0.71	6.28	2.56	6.96
Ratios and supplemental data
Net assets, end of period (in millions)	$402		$447	$453	$458	$434	$291
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	1.81	1.81	1.88	1.90	1.96
Expenses including reductions	1.77	[6]	1.78	1.78	1.87	1.87	1.87
Net investment income	2.06	[6]	1.72	2.26	2.88	3.33	4.10
Portfolio turnover (%)	23		44	37	48	41	29

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       43

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.73		$10.80	$10.98	$10.80	$10.94	$10.75
Net investment income[2]	0.16		0.29	0.36	0.43	0.49	0.55
Net realized and unrealized gain (loss) on investments	(0.05)		0.22	(0.17)	0.35	(0.09)	0.27
Total from investment operations	0.11		0.51	0.19	0.78	0.40	0.82
Less distributions
From net investment income	(0.14)		(0.31)	(0.37)	(0.48)	(0.54)	(0.63)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.14)		(0.58)	(0.37)	(0.60)	(0.54)	(0.63)
Net asset value, end of period	$10.70		$10.73	$10.80	$10.98	$10.80	$10.94
Total return (%)[3]	1.01	[4]	4.94	1.74	7.40	3.65	7.94
Ratios and supplemental data
Net assets, end of period (in millions)	$3,422		$2,500	$2,198	$1,506	$1,055	$723
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[5]	0.79	0.80	0.83	0.83	0.86
Expenses including reductions	0.76	[5]	0.76	0.76	0.82	0.82	0.86
Net investment income	3.10	[5]	2.73	3.26	3.92	4.38	5.11
Portfolio turnover (%)	23		44	37	48	41	29

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       44

Class R2 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.73		$10.80	$10.99	$10.81	$10.94	$10.88
Net investment income[3]	0.14		0.25	0.31	0.39	0.41	0.23
Net realized and unrealized gain (loss) on investments	(0.04)		0.22	(0.17)	0.34	(0.04)	0.07
Total from investment operations	0.10		0.47	0.14	0.73	0.37	0.30
Less distributions
From net investment income	(0.12)		(0.27)	(0.33)	(0.43)	(0.50)	(0.24)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.12)		(0.54)	(0.33)	(0.55)	(0.50)	(0.24)
Net asset value, end of period	$10.71		$10.73	$10.80	$10.99	$10.81	$10.94
Total return (%)[4]	0.92	[5]	4.52	1.30	—	3.34	2.83	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$19	$16	$8	$5	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[7]	1.16	1.18	1.69	2.33	17.19	[7]
Expenses including reductions	1.13	[7]	1.13	1.14	1.22	1.22	1.22	[7]
Net investment income	2.72	[7]	2.37	2.85	3.52	3.85	4.27	[7]
Portfolio turnover (%)	23		44	37	48	41	29	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       45

Class R6 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.73		$10.80	$10.98	$10.80	$10.94	$10.74
Net investment income[3]	0.17		0.30	0.36	0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	(0.06)		0.22	(0.16)	0.35	(0.08)	0.28
Total from investment operations	0.11		0.52	0.20	0.78	0.40	0.83
Less distributions
From net investment income	(0.14)		(0.32)	(0.38)	(0.48)	(0.54)	(0.63)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.14)		(0.59)	(0.38)	(0.60)	(0.54)	(0.63)
Net asset value, end of period	$10.70		$10.73	$10.80	$10.98	$10.80	$10.94
Total return (%)[4]	1.07	[5]	5.06	1.84	7.39	3.65	8.08
Ratios and supplemental data
Net assets, end of period (in millions)	$34		$31	$15	$1	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[7]	0.70	0.77	3.72	6.45	18.33
Expenses including reductions	0.66	[7]	0.65	0.65	0.83	0.83	0.83
Net investment income	3.19	[7]	2.86	3.30	3.91	4.38	5.19
Portfolio turnover (%)	23		44	37	48	41	29

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       46

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.72		$10.79	$10.97	$10.80	$10.94	$10.74
Net investment income[2]	0.17		0.30	0.37	0.45	0.51	0.56
Net realized and unrealized gain (loss) on investments	(0.06)		0.22	(0.17)	0.33	(0.09)	0.28
Total from investment operations	0.11		0.52	0.20	0.78	0.42	0.84
Less distributions
From net investment income	(0.14)		(0.32)	(0.38)	(0.49)	(0.56)	(0.64)
From net realized gain	—		(0.27)	—	(0.12)	—	—
Total distributions	(0.14)		(0.59)	(0.38)	(0.61)	(0.56)	(0.64)
Net asset value, end of period	$10.69		$10.72	$10.79	$10.97	$10.80	$10.94
Total return (%)[3]	1.07	[4]	5.06	1.85	7.44	3.77	8.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1,871		$1,814	$1,683	$1,533	$1,341	$1,297
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[5]	0.68	0.68	0.69	0.71	0.73
Expenses including reductions	0.65	[5]	0.65	0.65	0.68	0.71	0.73
Net investment income	3.20	[5]	2.85	3.39	4.07	4.54	5.29
Portfolio turnover (%)	23		44	37	48	41	29

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       47

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's valuation policies and procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       48

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$3,064,015,110	—	$3,064,015,110	—
Foreign government obligations	1,057,382,089	—	1,057,382,089	—
Capital preferred securities	70,536,851	—	70,536,851	—
Convertible bonds	141,502,133	—	141,502,133	—
Municipal bonds	120,640,092	—	120,640,092	—
Term loans	365,202,344	—	365,202,344	—
Collateralized mortgage obligations	285,545,267	—	285,545,267	—
Asset backed securities	255,366,036	—	255,366,036	—
Common stocks	167,073,126	$167,073,126	—	—
Preferred securities	427,280,153	411,869,665	15,410,488	—
Purchased options	12,836,326	—	12,836,326	—
Short-term investments	380,182,000	—	380,182,000	—
Total investments in securities	$6,347,561,527	$578,942,791	$5,768,618,736	—
Other financial instruments:
Futures	($1,814,018)	($1,814,018)	—	—
Forward foreign currency contracts	(24,104,430)	—	($24,104,430)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       49

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2017, the fund had $19,458,151 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February, 2017, were $7,289.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       50

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2016, the fund has a short-term capital loss carryfoward of $61,790,491 and a long-term capital loss carryforward of $77,703,125 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2017, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $164.7 million to $1.3 billion, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $4.8 billion to $19.0 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks

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related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended February 28, 2017, the fund used purchased options to manage against anticipated currency exchange rate changes. The fund held purchased options with market values ranging from $12.8 million to $26.8 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Foreign currency	Investments, at value*	Purchased options	$12,836,326	—
Interest rate	Receivable/payable for futures	Futures†	—	($1,814,018)
Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contracts	88,880,076	(112,984,506)
			$101,716,402	($114,798,524)

* Purchased options are included in the Fund's investments disclosed on the Statement of assets and liabilities.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Foreign forward currency contracts	$88,880,076	($112,984,506)
Purchased options	12,836,326	—
Totals	$101,716,402	($112,984,506)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by Fund	Net exposure
Australia and New Zealand Banking Group	($14,697,449)	—	$14,697,449	—
Bank of Montreal	38,562	—	320,000	$358,562
Bank of Nova Scotia	1,922,250	—	—	1,922,250
Canadian Imperial Bank of Commerce	2,882,938	$2,882,938	—	—
Citibank N.A.	(610,658)	—	610,658	—
Goldman Sachs Bank USA	(1,202,508)	—	660,000	(542,508)

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Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by Fund	Net exposure
HSBC Bank USA	1,800,812	1,680,000	—	120,812
JPMorgan Chase Bank N.A.	(1,327,841)	—	—	(1,327,841)
Morgan Stanley	794,431	794,431	—	—
Royal Bank of Canada	(8,608,158)	—	2,430,000	(6,178,158)
Standard Chartered Bank	(2,613,216)	—	2,470,000	(143,216)
State Street Bank and Trust Company	5,819,124	5,670,000	—	149,124
Toronto Dominion Bank	(2,085,215)	—	1,840,000	(245,215)
U.S. Bank	8,137,603	7,550,000	—	587,603
UBS AG	(1,518,779)	—	1,220,000	(298,779)
Totals	($11,268,104)	$18,577,369	$24,248,107	($5,597,366)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments and foreign currency transactions[1]	Investments and foreign currency transactions[2]	Total
Interest rate	$48,543,789	—	—	$48,543,789
Foreign currency	—	$38,443,624	($4,360,236)	34,083,388
Total	$48,543,789	$38,443,624	($4,360,236)	$82,627,177

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments and translation of assets and liabilities in foreign currencies[1]	Investments and translation of assets and liabilities in foreign currencies[2]	Total
Interest rate	($1,520,059)	—	—	($1,520,059)
Foreign currency	—	($5,223,366)	($5,935,982)	($11,159,348)
Total	($1,520,059)	($5,223,366)	($5,935,982)	($12,679,407)

1 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund/ that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund's aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund's aggregate daily net assets; and (e) 0.575% of the fund's aggregate daily net assets in excess of $12 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15%,1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average net assets. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to December 31, 2016, the Advisor contractually agreed to waive and/or reimburse all class-specific expenses of Class R6 shares, including transfer agency fees, to the extent they exceeded 0.00% of the average net assets.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the six months ended February 28, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$143,425	Class R6	$6,192
Class C	57,987	Class NAV	248,866
Class I	364,503	Total	$823,715
Class R2	2,742

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $374,853 for the six months ended February 28, 2017. Of this amount, $52,274 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $312,505 was paid as sales commissions to broker-dealers and $10,074 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $1,338 and $29,147 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,571,351	$645,782
Class C	2,099,210	258,744
Class I	—	1,484,750
Class R2	45,581	1,591
Class R6	—	2,580
Total	$3,716,142	$2,393,447

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative

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credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$1,996,113	1	0.845%	$47

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,445,158	$143,011,332	32,889,548	$346,902,501
Distributions reinvested	1,095,136	11,647,047	5,560,281	58,089,198
Repurchased	(65,814,543)	(702,453,639)	(39,111,537)	(412,909,496)
Net decrease	(51,274,249)	($547,795,260)	(661,708)	($7,917,797)
Class C shares
Sold	2,487,637	$26,475,259	8,117,540	$85,718,898
Distributions reinvested	279,133	2,969,597	1,690,645	17,631,205
Repurchased	(6,885,734)	(73,261,729)	(10,079,961)	(106,405,591)
Net decrease	(4,118,964)	($43,816,873)	(271,776)	($3,055,488)
Class I shares
Sold	130,330,755	$1,390,216,452	132,527,144	$1,399,063,802
Distributions reinvested	2,661,299	28,326,819	8,713,314	91,178,441
Repurchased	(46,194,311)	(491,419,313)	(111,727,790)	(1,168,199,090)
Net increase	86,797,743	$927,123,958	29,512,668	$322,043,153
Class R2 shares
Sold	253,851	$2,705,827	1,081,845	$11,526,296
Distributions reinvested	19,073	203,083	89,143	931,366
Repurchased	(312,071)	(3,332,441)	(871,163)	(9,252,733)
Net increase (decrease)	(39,147)	($423,531)	299,825	$3,204,929
Class R6 shares
Sold	690,734	$7,346,616	1,725,192	$18,241,312
Distributions reinvested	40,930	435,764	102,154	1,070,378
Repurchased	(476,483)	(5,056,371)	(308,253)	(3,253,149)
Net increase	255,181	$2,726,009	1,519,093	$16,058,541
Class NAV shares
Sold	13,531,089	$143,370,616	18,678,791	$195,573,828
Distributions reinvested	2,298,947	24,446,035	9,021,156	94,342,220
Repurchased	(10,034,250)	(106,715,951)	(14,488,638)	(152,924,957)
Net increase	5,795,786	$61,100,700	13,211,309	$136,991,091
Total net increase	37,416,350	$398,915,003	43,609,411	$467,324,429

Affiliates of the fund owned 100% of shares of the fund of Class NAV on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $1,598,810,642 and $1,359,751,517, respectively, for the six months ended February 28, 2017.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2017, funds within the John Hancock group of funds complex held 27.0% of the fund's net assets. Multimanager Lifestyle Balanced Portfolio owned 10.4% of the fund's net assets:

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

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More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       59

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355221	356SA 2/17 4/17

John Hancock

U.S. Growth Fund

(formerly John Hancock U.S. Equity Fund)

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

Much of this change in market sentiment from wariness to a more considered optimism has been fueled by the prospect of the Trump administration implementing a variety of reforms. Given that Republicans control the White House and hold majorities in both houses of Congress, it is likely that change is indeed on the horizon. But the country remains deeply divided on many issues, and attempts by the new administration to implement some of its more controversial campaign promises will give investors plenty to worry about in the months ahead. Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat problematic for equities.

One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
24	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/17 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 1000 Growth Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

Effective September 29, 2016, the fund replaced the Russell 3000 Index with the Russell 1000 Growth Index as the fund's primary benchmark index to better reflect the universe of investment opportunities based on the fund's investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. The returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A strong market backdrop

Stock prices rallied, especially after the November U.S. elections, as investors increasingly anticipated growth-oriented policies coming out of Washington, D.C.

Underperformance relative to the benchmark

The fund's results fell several percentage points short of its benchmark, the Russell 1000 Growth Index, due primarily to security selection in the information technology sector.

The fund saw gains from the strong-performing financials sector

Several holdings in the sector were strong performers, as higher interest rates and the prospect of a more favorable regulatory backdrop lifted bank shares.

SECTOR COMPOSITION AS OF 2/28/17 (%)

A note about risks

Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

John A. Boselli, CFA
Wellington Management Company LLP

How did the fund perform over the six months ended February 28, 2017?

Equity investors encountered a strong economic and market backdrop. U.S. stocks rallied sharply after the November elections, as Donald Trump's victory, coupled with continued Republican control of Congress, raised the market's expectations for various growth-oriented policies, such as increased fiscal stimulus, regulatory reductions, and lower corporate taxes. Meanwhile, the U.S. economy continued to expand, with the nation's GDP growing by an annualized 3.5% in the third quarter of 2016 and an estimated 1.9% in the fourth quarter.

In this environment, the fund gained ground but fell several percentage points short of its benchmark, the Russell 1000 Growth Index, as well as its Morningstar peer group average. Our team began managing the fund on September 29, 2016.

What factors influenced the fund's performance relative to the benchmark?

During this six-month span, and especially in November and December, value stocks significantly outperformed their growth-oriented counterparts, led by lower-quality, more speculative investments. In addition, companies that received earnings estimate cuts outperformed, which is relatively unusual. All of these market factors made for an imperfect fit for our investment approach: We favor high-quality growth companies and actively avoid firms with strongly negative earnings revisions because of their tendency to underperform the market.

Looking more specifically at positioning over the period, security selection, especially in the information technology sector, posed the biggest challenge for the fund's relative performance. Stock picking was also weak in consumer staples, industrials, and financials. A relative underweighting in the strong-performing industrials category also detracted from results.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       4

On the positive side, the fund's relative underweighting in the consumer staples category added value, as this relatively defensive sector performed sluggishly in the postelection market rally.

Which holdings detracted from performance relative to the benchmark?

In the information technology sector, one of the fund's top detractors was QUALCOMM, Inc., a maker of semiconductors used in wireless communication technologies. QUALCOMM's shares fell sharply in January on news of a $1 billion patent lawsuit initiated by its biggest customer. We sold the fund's stake shortly after this news, as we believed that the company is facing a large threat to its royalty model based on the lawsuit. On a relative basis, the fund also was hurt by not holding electronics and personal computer manufacturer Apple, Inc. Apple is a large benchmark component and its shares were up by double digits for the period.

Several of the fund's biggest detractors were in the healthcare sector, led by a poor-performing position in Edwards Lifesciences Corp., a maker of medical equipment for cardiac health. Much of Edwards' decline came in October, when the company announced weaker-than-expected quarterly financial results. Also hampering results was biotechnology company Amgen, Inc., which was hurt by investors' concerns about the potential for slower growth at the company. We sold both stocks during the period, as we found other opportunities that we ranked more attractively for their growth potential.

Other notable relative detractors this period included Equifax, Inc., a provider of business information and outsourcing services, and American Tower Corp., a real estate investment trust

TOP 10 HOLDINGS AS OF 2/28/17 (%)

Microsoft Corp.	5.8
Alphabet, Inc., Class A	5.7
Amazon.com, Inc.	4.5
Facebook, Inc., Class A	4.4
The Home Depot, Inc.	3.3
Visa, Inc., Class A	3.2
UnitedHealth Group, Inc.	3.1
PepsiCo, Inc.	2.9
Mastercard, Inc., Class A	2.6
The Priceline Group, Inc.	2.5
TOTAL	38.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       5

"... security selection, especially in the information technology sector, posed the biggest challenge for the fund's relative performance."
(REIT) owner of communications towers that struggled along with the REIT industry generally amid rising interest rates. We sold both stocks before period end.

Which holdings made relative performance contributions?

The fund's biggest individual contributor was Analog Devices, Inc., which benefited from increased optimism about the backdrop for semiconductor manufacturers and, in February, reported better-than-expected quarterly earnings.

Elsewhere, the fund's position in Bank of America Corp. added value. Financial stocks, particularly banks, were strong performers, especially postelection. Bank of America and others benefited from higher interest rates, which made for a more profitable lending environment, as well as the prospect of a more favorable regulatory backdrop.

In healthcare, the fund's top contributors were healthcare benefits provider UnitedHealth Group, Inc. and hospital owner HCA Holdings, Inc.

What changes took place in the fund?

When we assumed portfolio management responsibility for the fund on September 29, 2016, a variety of changes were made to bring it in line with our disciplined approach to investment management. The fund's name was changed from John Hancock U.S. Equity Fund to John Hancock U.S. Growth Fund to better reflect our approach, which emphasizes companies that we believe offer the highest combination of quality, growth, valuation upside, dividend yield, and opportunity for share repurchases. We also favor companies that are benefiting from improving business fundamentals and displaying positive earnings revisions.

As a consequence of our stock-by-stock management approach, we added meaningfully to the information technology sector, where we found a number of stocks meeting our criteria. To a lesser extent, we also boosted exposure to the healthcare and financials sectors. On the sale side, we reduced exposure to the industrials and energy sectors, while eliminating the fund's modest

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       6

allocation to telecommunication services, materials, utilities, and real estate, which, in our view, was not providing attractive bottom-up investment opportunities.

How would you describe the fund's positioning as of period end?

The information technology sector, one of the fund's largest overweights, presented interesting opportunities among semiconductor-related names. We believe these companies are well positioned to take advantage of improving industry dynamics that could result in a long-term growth trend.

The second-largest allocation was in the healthcare sector, where the fund finished the period slightly overweight. We saw many companies in this sector providing our desired quality, growth, and valuation-upside characteristics.

At period end, the industrials sector was the biggest underweighting in the fund. This sector has performed well, but with increased optimism about global economic growth, many stocks in this category struck us as fairly valued or overvalued. We saw better opportunities elsewhere in the marketplace.

MANAGED BY

John A. Boselli, CFA On the fund since 2016 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	11.68	9.61	5.39	-0.11	58.24	69.10
Class C1	15.66	9.91	5.17	3.90	60.40	65.57
Class I1,2	17.86	11.15	6.37	5.29	69.61	85.42
Class R6[1,2]	17.85	11.10	6.33	5.26	69.23	84.75
Class 1[1,2]	17.92	11.20	6.44	5.34	70.06	86.58
Class NAV[2]	17.98	11.26	6.49	5.29	70.47	87.47
Index 1†	22.15	13.79	9.07	9.15	90.81	138.19
Index 2†	26.29	13.85	7.64	10.29	91.31	108.85

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), reflect those that were in effect for the time period covered by this report and may differ from those disclosed in the most recent published available prospectuses and the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.28	1.98	0.98	0.88	0.91	0.86
Net (%)	1.17	1.87	0.85	0.75	0.80	0.75

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Growth Index, index 2 is the Russell 3000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-07	16,557	16,557	23,819	20,885
Class I1,2	2-28-07	18,542	18,542	23,819	20,885
Class R6[1,2]	2-28-07	18,475	18,475	23,819	20,885
Class 1[1,2]	2-28-07	18,658	18,658	23,819	20,885
Class NAV[2]	2-28-07	18,747	18,747	23,819	20,885

The Russell 1000 Growth Index is an unmanaged index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Effective September 29, 2016, the fund replaced the Russell 3000 Index with the Russell 1000 Growth Index as the fund's primary benchmark index to better reflect the universe of investment opportunities based on the fund's investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 10-31-11; Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 11-8-16; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, Class C, Class R6, and Class 1 shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2016, with the same investment held until February 28, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2016	Ending value on 2-28-2017	Expenses paid during period ended 2-28-2017[1,2]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,051.60	$6.16	1.21%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	6.06	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,047.30	9.70	1.91%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,052.90	4.33	0.85%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.26	0.85%
Class R6	Actual expenses/actual returns	1,000.00	1,052.60	2.46	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.93	0.78%
Class 1	Actual expenses/actual returns	1,000.00	1,053.40	4.33	0.85%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,052.90	3.87	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	3.81	0.76%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	The inception date for Class R6 shares is 11-8-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 112/365 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       11

Fund's investments

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 99.5%		$107,313,678
(Cost $94,481,805)
Consumer discretionary 13.6%		14,710,861
Internet and direct marketing retail 7.0%
Amazon.com, Inc. (I)	5,804	4,904,612
The Priceline Group, Inc. (I)	1,550	2,672,402
Specialty retail 6.6%
AutoZone, Inc. (I)	2,312	1,702,904
Ross Stores, Inc.	26,662	1,828,480
The Home Depot, Inc.	24,860	3,602,463
Consumer staples 4.6%		4,921,360
Beverages 2.9%
PepsiCo, Inc.	28,280	3,121,546
Food and staples retailing 1.7%
Walgreens Boots Alliance, Inc.	20,836	1,799,814
Energy 0.9%		1,016,328
Energy equipment and services 0.9%
Halliburton Company	19,011	1,016,328
Financials 16.1%		17,318,146
Banks 5.4%
Bank of America Corp.	73,979	1,825,802
JPMorgan Chase & Co.	11,985	1,086,081
The PNC Financial Services Group, Inc.	13,866	1,764,171
Wells Fargo & Company	19,002	1,099,836
Capital markets 1.4%
Intercontinental Exchange, Inc.	26,982	1,541,482
Consumer finance 5.6%
American Express Company	16,241	1,300,254
Capital One Financial Corp.	19,246	1,806,430
Discover Financial Services	22,219	1,580,660
Synchrony Financial	37,809	1,370,198
Insurance 3.7%
Assured Guaranty, Ltd.	25,145	1,033,711
The Allstate Corp.	17,461	1,434,596
XL Group, Ltd.	36,427	1,474,925
Health care 17.7%		19,097,257
Biotechnology 1.9%
Celgene Corp. (I)	16,089	1,987,152

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       12

	Shares	Value
Health care (continued)
Health care equipment and supplies 7.1%
Abbott Laboratories	36,342	$1,638,297
Align Technology, Inc. (I)	18,072	1,857,079
Boston Scientific Corp. (I)	84,986	2,086,406
Stryker Corp.	16,477	2,118,283
Health care providers and services 7.0%
Cigna Corp.	7,845	1,168,121
HCA Holdings, Inc. (I)	22,865	1,994,743
UnitedHealth Group, Inc.	20,115	3,326,619
WellCare Health Plans, Inc. (I)	7,458	1,053,070
Pharmaceuticals 1.7%
Allergan PLC	7,628	1,867,487
Industrials 2.7%		2,874,319
Machinery 1.1%
Allison Transmission Holdings, Inc.	33,423	1,202,560
Professional services 1.6%
IHS Markit, Ltd. (I)	42,004	1,671,759
Information technology 43.9%		47,375,407
Communications equipment 1.2%
Cisco Systems, Inc.	37,062	1,266,779
Internet software and services 11.4%
Alphabet, Inc., Class A (I)	7,278	6,149,401
eBay, Inc. (I)	41,033	1,391,019
Facebook, Inc., Class A (I)	35,083	4,755,150
IT services 15.3%
Accenture PLC, Class A	21,063	2,580,218
Automatic Data Processing, Inc.	21,203	2,175,852
Gartner, Inc. (I)	18,290	1,887,711
Global Payments, Inc.	21,349	1,701,302
Mastercard, Inc., Class A	25,774	2,846,996
Vantiv, Inc., Class A (I)	29,585	1,934,267
Visa, Inc., Class A	38,781	3,410,401
Semiconductors and semiconductor equipment 2.9%
Analog Devices, Inc.	21,550	1,765,592
Applied Materials, Inc.	37,703	1,365,603
Software 13.1%
Adobe Systems, Inc. (I)	20,139	2,383,249
Electronic Arts, Inc. (I)	21,616	1,869,784
Intuit, Inc.	16,514	2,071,516
Microsoft Corp.	97,899	6,263,578
SS&C Technologies Holdings, Inc.	44,460	1,556,989

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       13

	Yield (%)		Shares	Value
Short-term investments 0.3%				$375,179
(Cost $375,179)
Money market funds 0.3%				375,179
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4629(Y	)	375,179	375,179
Total investments (Cost $94,856,984)† 99.8%				$107,688,857
Other assets and liabilities, net 0.2%				$187,168
Total net assets 100.0%				$107,876,025

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $103,731,382. Net unrealized appreciation aggregated to $3,957,475 of which $4,160,038 related to appreciated investment securities and $202,563 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Assets
Investments, at value (Cost $94,856,984)	$107,688,857
Foreign currency, at value (Cost $17)	14
Receivable for investments sold	107,073
Receivable for fund shares sold	93,632
Dividends and interest receivable	87,655
Receivable due from advisor	67,713
Other receivables and prepaid expenses	54,597
Total assets	108,099,541
Liabilities
Payable for fund shares repurchased	208,339
Payable to affiliates
Accounting and legal services fees	4,026
Transfer agent fees	5,008
Trustees' fees	1,670
Other liabilities and accrued expenses	4,473
Total liabilities	223,516
Net assets	$107,876,025
Net assets consist of
Paid-in capital	($3,931,434)
Accumulated distributions in excess of net investment income	(30,817)
Accumulated net realized gain (loss) on investments and futures contracts	99,006,713
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,831,563
Net assets	$107,876,025

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($40,570,766 ÷ 4,612,527 shares)[1]	$8.80
Class C ($1,022,842 ÷ 115,823 shares)[1]	$8.83
Class I ($12,367,545 ÷ 1,412,315 shares)	$8.76
Class R6 ($1,151,924 ÷ 131,643 shares)	$8.75
Class 1 ($45,469,805 ÷ 5,195,905 shares)	$8.75
Class NAV ($7,293,143 ÷ 833,274 shares)	$8.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.26

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-28-17 (unaudited)

Investment income
Dividends	$1,658,740
Interest	4,735
Securities lending	644
Total investment income	1,664,119
Expenses
Investment management fees	796,852
Distribution and service fees	78,695
Accounting and legal services fees	16,232
Transfer agent fees	36,548
Trustees' fees	8,013
State registration fees	25,323
Printing and postage	26,032
Professional fees	102,231
Custodian fees	13,638
Other	12,046
Total expenses	1,115,610
Less expense reductions	(119,145)
Net expenses	996,465
Net investment income	667,654
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	69,620,135
Affiliated investments	400
Redemption in kind	54,020,909
Futures contracts	415,762
124,057,206
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(121,370,159)
Affiliated investments	(336)
Futures contracts	(466,566)
(121,837,061)
Net realized and unrealized gain	2,220,145
Increase in net assets from operations	$2,887,799

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$667,654	$14,389,380
Net realized gain	124,057,206	174,795,239
Change in net unrealized appreciation (depreciation)	(121,837,061)	(71,530,814)
Increase in net assets resulting from operations	2,887,799	117,653,805
Distributions to shareholders
From net investment income
Class A	(693,150)	(715,913)
Class C	(8,891)	(3,549)
Class I	(427,093)	(1,334,153)
Class R6	(1,015)	—
Class 1	(898,448)	(1,049,726)
Class NAV	(8,397,952)	(18,707,856)
From net realized gain
Class A	(9,017,280)	(6,256,868)
Class C	(187,868)	(52,975)
Class I	(5,084,064)	(9,634,258)
Class R6	(8,813)	—
Class 1	(9,708,717)	(7,432,811)
Class NAV	(102,290,677)	(129,317,748)
Total distributions	(136,723,968)	(174,505,857)
From fund share transactions	(749,648,174)	(49,057,030)
Total decrease	(883,484,343)	(105,909,082)
Net assets
Beginning of period	991,360,368	1,097,269,450
End of period	$107,876,025	$991,360,368
Undistributed (accumulated distributions in excess of) net investment income	($30,817)	$9,728,078

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       17

Financial highlights

Class A Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.62		$11.34	$13.82	$13.02	$11.56	$10.33
Net investment income[3]	—	[4]	0.11	0.17	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.42		1.10	(0.33)	2.35	1.45	1.20
Total from investment operations	0.42		1.21	(0.16)	2.46	1.58	1.30
Less distributions
From net investment income	(0.16)		(0.20)	(0.10)	(0.20)	(0.12)	(0.07)
From net realized gain	(2.08)		(1.73)	(2.22)	(1.46)	—	—
Total distributions	(2.24)		(1.93)	(2.32)	(1.66)	(0.12)	(0.07)
Net asset value, end of period	$8.80		$10.62	$11.34	$13.82	$13.02	$11.56
Total return (%)[5,6]	5.16	[7]	11.60	(2.12)	20.07	13.84	12.64	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$41		$44	$43	$52	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[8]	1.23	1.24	1.29	1.35	1.39	[8]
Expenses including reductions	1.21	[8]	1.22	1.23	1.28	1.35	1.35	[8]
Net investment income (loss)	(0.06	) [8]	1.02	1.35	0.85	1.03	1.06	[8]
Portfolio turnover (%)	66		85	60	52	42	48	[9,10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class A shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Annualized.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       18

Class C Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.62		$11.34	$13.81	$13.81
Net investment income (loss)[3]	(0.03)		0.04	0.10	—	[4]
Net realized and unrealized gain (loss) on investments	0.41		1.09	(0.35)	—	[4]
Total from investment operations	0.38		1.13	(0.25)	—	[4]
Less distributions
From net investment income	(0.09)		(0.12)	—	—
From net realized gain	(2.08)		(1.73)	(2.22)	—
Total distributions	(2.17)		(1.85)	(2.22)	—
Net asset value, end of period	$8.83		$10.62	$11.34	$13.81
Total return (%)[5,6]	4.73	[7]	10.75	(2.82)	0.00	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	[9]	1.93	3.87	17.05	[9]
Expenses including reductions	1.91	[9]	1.92	2.05	2.05	[9]
Net investment income (loss)	(0.77	) [9]	0.39	0.78	0.46	[9]
Portfolio turnover (%)	66		85	60	52	[10]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       19

Class I Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.60		$11.33	$13.81	$13.02	$11.56	$10.33
Net investment income[3]	0.02		0.14	0.21	0.16	0.18	0.13
Net realized and unrealized gain (loss) on investments	0.41		1.10	(0.32)	2.35	1.46	1.21
Total from investment operations	0.43		1.24	(0.11)	2.51	1.64	1.34
Less distributions
From net investment income	(0.19)		(0.24)	(0.15)	(0.26)	(0.18)	(0.11)
From net realized gain	(2.08)		(1.73)	(2.22)	(1.46)	—	—
Total distributions	(2.27)		(1.97)	(2.37)	(1.72)	(0.18)	(0.11)
Net asset value, end of period	$8.76		$10.60	$11.33	$13.81	$13.02	$11.56
Total return (%)[4]	5.29	[5]	11.95	(1.74)	20.53	14.35	13.11	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$61	$89	$120	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[6]	0.91	0.92	0.96	0.92	0.96	[6]
Expenses including reductions	0.85	[6]	0.89	0.89	0.89	0.89	0.89	[6]
Net investment income	0.45	[6]	1.34	1.71	1.24	1.48	1.47	[6]
Portfolio turnover (%)	66		85	60	52	42	48	[7,8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class I shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       20

Class R6 Shares Period ended	2-28-17	[1,2]
Per share operating performance
Net asset value, beginning of period	$8.96
Net investment income[3]	—	[4]
Net realized and unrealized gain on investments	0.67
Total from investment operations	0.67
Less distributions
From net investment income	(0.09)
From net realized gain	(0.79)
Total distributions	(0.88)
Net asset value, end of period	$8.75
Total return (%)[5]	5.26	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	[7]
Expenses including reductions	0.78	[7]
Net investment income	0.13	[7]
Portfolio turnover (%)	66	[8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class R6 shares is 11-8-16.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-16 to 2-28-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       21

Class 1 Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.59		$11.33	$13.81	$13.02	$11.56	$11.04
Net investment income[3]	0.01		0.15	0.22	0.17	0.19	0.06
Net realized and unrealized gain (loss) on investments	0.42		1.08	(0.32)	2.35	1.45	0.46
Total from investment operations	0.43		1.23	(0.10)	2.52	1.64	0.52
Less distributions
From net investment income	(0.19)		(0.24)	(0.16)	(0.27)	(0.18)	—
From net realized gain	(2.08)		(1.73)	(2.22)	(1.46)	—	—
Total distributions	(2.27)		(1.97)	(2.38)	(1.73)	(0.18)	—
Net asset value, end of period	$8.75		$10.59	$11.33	$13.81	$13.02	$11.56
Total return (%)[4]	5.34	[5]	11.90	(1.68)	20.60	14.41	4.71	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$49	$51	$58	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	0.85	0.84	0.84	0.83	0.84	[6]
Expenses including reductions	0.85	[6]	0.85	0.84	0.83	0.83	0.84	[6]
Net investment income	0.31	[6]	1.39	1.78	1.29	1.54	1.77	[6]
Portfolio turnover (%)	66		85	60	52	42	48	[7,8]

1	Six months ended 2-28-17. Unaudited.
2	The inception date for Class 1 shares is 5-7-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       22

Class NAV Shares Period ended	2-28-17	[1]	8-31-16	8-31-15	8-31-14	8-31-13	8-31-12
Per share operating performance
Net asset value, beginning of period	$10.60		$11.33	$13.81	$13.03	$11.56	$9.84
Net investment income[2]	0.05		0.15	0.23	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	0.38		1.10	(0.32)	2.33	1.46	1.68
Total from investment operations	0.43		1.25	(0.09)	2.51	1.66	1.84
Less distributions
From net investment income	(0.20)		(0.25)	(0.17)	(0.27)	(0.19)	(0.12)
From net realized gain	(2.08)		(1.73)	(2.22)	(1.46)	—	—
Total distributions	(2.28)		(1.98)	(2.39)	(1.73)	(0.19)	(0.12)
Net asset value, end of period	$8.75		$10.60	$11.33	$13.81	$13.03	$11.56
Total return (%)[3]	5.29	[4]	12.06	(1.63)	20.56	14.55	18.86
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$837	$914	$1,005	$939	$1,477
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[5]	0.80	0.79	0.79	0.78	0.79
Expenses including reductions	0.76	[5]	0.80	0.79	0.78	0.78	0.79
Net investment income	0.93	[5]	1.45	1.82	1.34	1.60	1.51
Portfolio turnover (%)	66		85	60	52	42	48 [6]

1	Six months ended 2-28-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Growth Fund (formerly John Hancock U.S. Equity Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       24

reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

As of February 28, 2017, the fund did not have any securities on loan.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund, and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2017 were $2,219.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       25

and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market (OTC), on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       26

loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2017, the fund used futures contracts to gain exposure to certain U.S securities markets. The fund held futures contracts with notional values ranging up to approximately $10.4 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2017.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	$415,762

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

Risk	Statement of operations location	Futures contracts
Equity	Change in unrealized appreciation (depreciation)	($466,566)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.700% of the first $500 million average net assets; and b) 0.650% of the fund's average net assets in excess of $500 million. Prior to September 29, 2016, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.780% of the first $500 million aggregate net assets; b) 0.760% of the aggregate net assets between $500 million and $1 billion; c) 0.740% of the fund's aggregate net assets between $1 billion and $2 billion; and d) 0.720% of the fund's aggregate net assets in excess of $2 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees. Effective September 29, 2016, Wellington Management Company LLP replaced Grantham, Mayo, Van Otterloo & Co. LLC as the fund's subadvisor.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% (on an annualized basis) of the fund's average net assets. This

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       27

arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective September 29, 2016, the Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, Rule 12b-1 fees, service fees, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.74% for the fund. The fee waivers and/or reimbursements will continue in effect until December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Effective November 9, 2016, the Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, class specific expenses, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.00% for Class R6 shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Effective September 29, 2016, the Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.84% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time. Prior to September 29, 2016, the fee waivers and/or reimbursements were such that expenses would not exceed 0.89% for Class I shares.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific fees, short dividend expense, and acquired fund fees.

For the six months ended February 28, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$41,271	Class NAV	$11,196
Class C	1,002	Class 1	45,253
Class I	19,803	Total	$119,145
Class R6	620

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act,

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       28

to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,537 for the six months ended February 28, 2017. Of this amount, $3,458 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $212 was paid as sales commissions to broker-dealers and $15,867 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor amounted to $16 for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$63,042	$25,897
Class C	4,652	573
Class I	—	10,051
Class R6	—	27
Class 1	11,001	—
Total	$78,695	$36,548

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       29

interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$12,826,878	2	0.715%	($510)
Lender	$1,054,110	3	0.880%	$77

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	663,912	$6,017,452	1,058,454	$10,916,495
Distributions reinvested	1,081,796	9,516,306	676,086	6,794,662
Repurchased	(1,252,986)	(11,021,707)	(1,396,820)	(14,600,250)
Net increase	492,722	$4,512,051	337,720	$3,110,907
Class C shares
Sold	29,017	$261,996	54,935	$567,062
Distributions reinvested	22,122	195,114	5,596	56,524
Repurchased	(15,991)	(142,496)	(8,880)	(88,861)
Net increase	35,148	$314,614	51,651	$534,725
Class I shares
Sold	594,250	$5,218,023	1,725,288	$17,080,585
Distributions reinvested	612,821	5,486,900	1,053,870	10,549,242
Repurchased	(5,512,205)	(53,917,413)	(4,936,174)	(54,137,151)
Net decrease	(4,305,134)	($43,212,490)	(2,157,016)	($26,507,324)
Class R6 shares[1]
Sold	131,643	$1,100,000	—	—
Net increase	131,643	$1,100,000	—	—
Class 1 shares
Sold	295,626	$2,605,657	472,853	$4,999,498
Distributions reinvested	1,208,434	10,607,165	848,254	8,482,537
Repurchased	(929,139)	(8,313,355)	(1,197,763)	(12,462,956)
Net increase	574,921	$4,899,467	123,344	$1,019,079
Class NAV shares
Sold	191,903	$1,740,092	448,128	$4,826,443
Distributions reinvested	12,052,302	110,688,629	14,802,560	148,025,604
Repurchased	(90,428,276)	(829,690,537)	(16,897,940)	(180,066,464)
Net decrease	(78,184,071)	($717,261,816)	(1,647,252)	($27,214,417)
Total net decrease	(81,254,771)	($749,648,174)	(3,291,553)	($49,057,030)

1 The inception date for Class R6 shares is November 8, 2016.

Affiliates of the fund owned 8%, 100% and 100% of shares of beneficial interest of Class R6, Class 1 and Class NAV, respectively, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       30

On September 23, 2016, there was a redemption in kind from Class NAV of $711,369,322, which represented approximately 74% of the fund on that date. For purposes of US GAAP, this transactionwas treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statements of operations.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and redemptions in kind, amounted to $154,250,903 and $331,253,789, respectively, for the six months ended February 28, 2017.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company, LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF355222	390SA 2/17 4/17

John Hancock

Multi-Index Lifetime Portfolios

(formerly John Hancock Retirement Living through II Portfolios)

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

In fixed income, yields jumped sharply higher postelection. In fact, yields on 10-year U.S. Treasuries climbed above 2.60% in March, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the challenges are more significant. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds and somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolio's strategy at a glance
3	Discussion of portfolio performance
9	Multi-Index 2060 Lifetime Portfolio
10	Multi-Index 2055 Lifetime Portfolio
11	Multi-Index 2050 Lifetime Portfolio
12	Multi-Index 2045 Lifetime Portfolio
13	Multi-Index 2040 Lifetime Portfolio
14	Multi-Index 2035 Lifetime Portfolio
15	Multi-Index 2030 Lifetime Portfolio
16	Multi-Index 2025 Lifetime Portfolio
17	Multi-Index 2020 Lifetime Portfolio
18	Multi-Index 2015 Lifetime Portfolio
19	Multi-Index 2010 Lifetime Portfolio
20	Your expenses
23	Lifetime Portfolios' investments
28	Financial statements
38	Financial highlights
44	Notes to financial statements
54	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       1

Multi-Index Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended February 28, 2017?

The major asset classes experienced widely divergent results during the semiannual period, ranging from double-digit gains for small-cap stocks to negative returns for investment-grade bonds. Donald Trump's victory in the U.S. presidential election, together with the Republican sweep of Congress, were the key drivers of this disparity. In the weeks following the election, investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation, fueling a gain of 10.01% for the S&P 500 Index for the full period. Small-cap stocks performed particularly well in the postelection rally and closed with a return of 12.61%, based on the Russell 2000 Index. Smaller companies were propelled by the combination of their higher sensitivity to domestic economic trends and their lower exposure to the rising U.S. dollar. At the style level, value stocks outpaced their growth counterparts.

Improving investor sentiment—together with signs of stronger growth overseas—also contributed to positive returns for non-U.S. stocks. However, the gains were dampened considerably by the significant weakness in foreign currencies relative to the U.S. dollar. The MSCI EAFE Index, a measure of performance for the developed foreign markets, rose 5.01%, while the MSCI Emerging Markets Index climbed 5.65%.

The U.S. presidential election result had a much different impact on the bond market, as the prospect of accelerating growth raised the specter of a more aggressive interest-rate policy by the U.S. Federal Reserve. The prices of rate-sensitive securities, such as U.S. Treasuries and investment-grade corporate bonds, fell sharply in the weeks immediately following the November 8 vote, leading to a loss of 2.19% for the Bloomberg Barclays U.S. Aggregate Bond Index. Emerging-market bonds also lost ground in November, resulting in a slightly negative return for the period. However, domestic high-yield bonds—which are helped by improving economic growth and are less sensitive to interest-rate fluctuations—produced a gain of 5.54% (as gauged by the BofA ML U.S. High Yield Master II Index).

How did the portfolios perform during the period?

The portfolios delivered positive absolute returns, but underperformed their respective blended benchmarks. However, they all outpaced the average return of their Morningstar peer groups.

The portfolios use a strategic asset allocation glide path geared toward maximizing wealth accumulation across multiple market scenarios. A key tenet of our portfolio construction approach is to use the broadest level of asset class diversification to help achieve those objectives. As such, it was encouraging to see positions in several asset classes outside of core equities and fixed income—including sector portfolios and credit-oriented fixed income—contributing positively to returns. As asset allocators, we firmly believe that these extended asset classes provide additional levers to help meet our risk-and-return objectives.

How were the portfolios positioned as of the end of the period?

Robust qualitative and quantitative analysis help to define the portfolios' long-term glide path, though some deviations are allowed in order to take advantage of shorter-term market opportunities or to mitigate risks. We believe this combination provides us with greater flexibility to fine-tune the portfolios' asset class exposures while remaining true to our disciplined asset allocation approach.

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Accordingly, we took advantage of the continued rally in high-yield bonds to lock in some profits and partially redeploy assets into other asset classes with more attractive valuations, such as emerging-market debt. We also trimmed some of our defensively oriented strategies and reallocated the proceeds into the value style, as we believe accelerating U.S. and global growth should benefit more cyclically oriented sectors. In addition, we further increased the short duration bias of the funds' fixed-income portfolios.

We believe equities remain a more desirable asset class than bonds in the current environment. The U.S. stock market has defied consensus expectations and risen significantly since the presidential election, as investors adopted a glass-is-half-full stance regarding potential Trump administration initiatives. While the rally has caused valuations to increase, this concern could be mitigated by stronger corporate earnings.

We hold a moderately favorable view on Europe and Japan, where central banks are keen to maintain accommodative policies and valuations appear more attractive than in the United States. However, headline risks—such as bank stress and slow economic growth—mute our enthusiasm somewhat.

Our view on emerging markets has been improving, as economic growth forecasts for some countries are being revised up for the first time in years. In addition, corporations' earnings and returns on equity both have begun to improve. We would also note that central banks in the emerging-market universe have more room than their developed-market counterparts to reduce interest rates and provide liquidity. Not least, we think valuations in the asset class remain attractive despite the healthy recent gains for the MSCI Emerging Markets Index.

We hold a less favorable outlook on global sovereign fixed income given that interest rates have been artificially suppressed by central banks for so long. U.S. Treasury yields rose sharply in November, mitigating some of our short-term valuation concerns, but our longer-term doubts remain in place.

Why did the name of the portfolios change?

Effective February 1, 2017, John Hancock Retirement Living II Portfolios were renamed John Hancock Multi-Index Lifetime Portfolios. The move was made to reflect the focus on both our multimanager approach and the portfolios' objective to help manage longevity risk by following a dynamic glide path over time.

MULTI-INDEX 2060 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.88%. The custom blended benchmark returned 8.34%,1,2 and the Morningstar target-date 2060+ fund category average returned 7.09%.3

The portfolio's approach within its domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with a position in technology stocks offsetting a weaker showing from real estate investment trusts. However, the benefit was counterbalanced by the adverse effect of being underweight in the emerging markets.

MULTI-INDEX 2055 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.81%. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2055 fund category average rose 6.88%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       4

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. However, the portfolio was adversely affected by its overweight in developed-market international stocks.

MULTI-INDEX 2050 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.77%. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2050 fund category average rose 6.69%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. However, the portfolio was adversely affected by its overweight in developed-market international stocks.

MULTI-INDEX 2045 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.79%. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2045 fund category average rose 6.70%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/17

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       5

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. However, the portfolio was adversely affected by its overweight in developed-market international stocks.

MULTI-INDEX 2040 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.85%. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2040 fund category average rose 6.29%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. The portfolio was adversely affected by its overweight in developed-market international stocks, but this was largely offset by an underweight in the emerging markets. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MULTI-INDEX 2035 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.40%. The custom blended benchmark gained 7.83%,1,2 and the Morningstar target-date 2035 fund category average rose 5.92%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market and cost the portfolio some relative performance.

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. The portfolio was adversely affected by its overweight in developed-market international stocks, but this was largely offset by an underweight in the emerging markets. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MULTI-INDEX 2030 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 6.62%. The custom blended benchmark gained 7.05%,1,2 and the Morningstar target-date 2030 fund category average rose 5.00%.3

Market index total returns

For the six months ended 2/28/17

U.S. Stocks	S&P 500 Index	10.01%
	Russell Midcap Index	8.91%
	Russell 2000 Index	12.61%
	FTSE NAREIT All Equity REIT Index	-0.72%
International Stocks	MSCI EAFE Index	5.01%
	MSCI Emerging Markets Index	5.65%
	MSCI EAFE Small Cap Index	5.99%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-2.19%
	Bank of America Merrill Lynch US. High Yield Master II Index	5.54%
	JPMorgan Global Government Bonds Unhedged Index	-6.57%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       6

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was a notable source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. The portfolio was adversely affected by its overweight in developed-market international stocks, but this was largely offset by an underweight in the emerging markets. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MULTI-INDEX 2025 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 5.70%. The custom blended benchmark gained 5.99%,1,2 and the Morningstar target-date 2025 fund category average rose 4.20%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was the primary source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology and financial stocks overcoming a weaker showing from real estate investment trusts. The portfolio was adversely affected by its overweight in developed-market international stocks, but this was largely offset by an underweight in the emerging markets. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MULTI-INDEX 2020 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 4.59%. The custom blended benchmark gained 4.84%,1,2 and the Morningstar target-date 2020 fund category average rose 3.22%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was the primary source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology, financial, and natural resources stocks overcoming a weaker showing from real estate investment trusts. The portfolio was adversely affected by its overweight in developed-market international stocks, but this was largely offset by an underweight in the emerging markets. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MULTI-INDEX 2015 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 3.44%. The custom blended benchmark gained 3.86%,1,2 and the Morningstar target-date 2015 fund category average rose 2.98%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was the primary source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in technology, financial, and natural resources stocks overcoming a weaker showing from real estate investment trusts. An underweight in the emerging markets also added value. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       7

MULTI-INDEX 2010 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 2.73%. The custom blended benchmark gained 3.22%,1,2 and the Morningstar target-date 2000-2010 fund category average rose 2.52%.3

Our positioning within the domestic large-cap portfolio—where investments in defensively oriented market segments came under pressure amid rising investor optimism—was the primary source of underperformance relative to the benchmark. Specifically, positions in iShares MSCI USA Minimum Volatility ETF and Vanguard Dividend Appreciation ETF trailed the broader market.

Our dedicated sector positioning contributed positively, with positions in financial and natural resources stocks overcoming a weaker showing from real estate investment trusts. An underweight in the emerging markets also added value. On the fixed-income side, an underweight in core bonds and an allocation to bank loans provided a modest boost to performance.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectus for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       8

Multi-Index 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.2%
Large blend	60.2%
Unaffiliated investment companies/ Exchange-traded funds	37.2%
Equity	29.9%
Fixed income	7.3%
Short-term investments	2.6%
Money market funds	2.6%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Cumulative returns
6 months	7.92	7.88	10.01	-2.19	8.34
Since inception	14.40	14.35	17.32	0.70	16.05

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	3.96	3.99
Net (%)	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       9

Multi-Index 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	61.2%
Large blend	61.2%
Unaffiliated investment companies/ Exchange-traded funds	38.6%
Equity	31.1%
Fixed income	7.5%
Short-term investments	0.2%
Money market funds	0.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	22.85	22.78	24.98	1.42	23.42
Since inception	6.94	6.87	10.73	2.81	7.18
Cumulative returns
6 months	7.87	7.81	10.01	-2.19	8.34
Since inception	21.74	21.51	34.81	8.48	22.55

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	1.11	1.15
Net (%)	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       10

Multi-Index 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	61.3%
Large blend	61.3%
Unaffiliated investment companies/ Exchange-traded funds	38.6%
Equity	31.1%
Fixed income	7.5%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	22.80	22.74	24.98	1.42	23.42
Since inception	7.64	7.57	11.45	2.83	7.70
Cumulative returns
6 months	7.83	7.77	10.01	-2.19	8.34
Since inception	27.62	27.35	43.21	9.69	27.86

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	1.06	1.09
Net (%)	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       11

Multi-Index 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	61.4%
Large blend	61.4%
Unaffiliated investment companies/ Exchange-traded funds	38.5%
Equity	31.0%
Fixed income	7.5%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	22.86	22.80	24.98	1.42	23.42
Since inception	7.57	7.52	11.45	2.83	7.70
Cumulative returns
6 months	7.84	7.79	10.01	-2.19	8.34
Since inception	27.33	27.14	43.21	9.69	27.86

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.90	0.93
Net (%)	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       12

Multi-Index 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	61.3%
Large blend	61.3%
Unaffiliated investment companies/ Exchange-traded funds	38.6%
Equity	31.1%
Fixed income	7.5%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	22.89	22.85	24.98	1.42	23.42
Since inception	7.66	7.58	11.45	2.83	7.70
Cumulative returns
6 months	7.91	7.85	10.01	-2.19	8.34
Since inception	27.69	27.38	43.21	9.69	27.86

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.85	0.89
Net (%)	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       13

Multi-Index 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 62.30% Russell 3000 Index, 26.70% MSCI AC World ex-US Index, 8.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.20% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	57.0%
Large blend	57.0%
Unaffiliated investment companies/ Exchange-traded funds	42.9%
Equity	29.0%
Fixed income	13.9%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	22.08	22.00	24.98	1.42	22.48
Since inception	7.42	7.38	11.45	2.83	7.55
Cumulative returns
6 months	7.46	7.40	10.01	-2.19	7.83
Since inception	26.75	26.59	43.21	9.69	27.25

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.81	0.84
Net (%)	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       14

Multi-Index 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56.70% Russell 3000 Index, 24.30% MSCI AC World ex-US Index, 15.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 3.80% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	51.1%
Large blend	51.1%
Unaffiliated investment companies/ Exchange-traded funds	48.8%
Equity	26.1%
Fixed income	22.7%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	20.47	20.41	24.98	1.42	20.88
Since inception	7.10	7.04	11.45	2.83	7.24
Cumulative returns
6 months	6.68	6.62	10.01	-2.19	7.05
Since inception	25.53	25.26	43.21	9.69	26.05

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee contractual waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.78	0.81
Net (%)	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       15

Multi-Index 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 49.00% Russell 3000 Index, 21.00% MSCI AC World ex-US Index, 24.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 6.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	43.5%
Large blend	43.5%
Unaffiliated investment companies/ Exchange-traded funds	56.5%
Fixed income	33.8%
Equity	22.7%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	18.48	18.42	24.98	1.42	18.71
Since inception	6.67	6.62	11.45	2.83	6.82
Cumulative returns
6 months	5.65	5.70	10.01	-2.19	5.99
Since inception	23.83	23.64	43.21	9.69	24.41

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.78	0.81
Net (%)	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       16

Multi-Index 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 40.60% Russell 3000 Index, 17.40% MSCI AC World ex-US Index, 33.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 8.40% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	35.5%
Large blend	35.5%
Unaffiliated investment companies/ Exchange-traded funds	64.5%
Fixed income	45.9%
Equity	18.6%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	16.36	16.42	24.98	1.42	16.38
Since inception	6.08	6.03	11.45	2.83	6.29
Cumulative returns
6 months	4.55	4.59	10.01	-2.19	4.84
Since inception	21.61	21.42	43.21	9.69	22.40

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	0.84	0.87
Net (%)	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       17

Multi-Index 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 33.25% Russell 3000 Index, 14.25% MSCI AC World ex-US Index, 42.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 10.50% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	28.1%
Large blend	28.1%
Unaffiliated investment companies/ Exchange-traded funds	71.1%
Fixed income	56.3%
Equity	14.8%
Short-term investments	0.8%
Money market funds	0.8%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	14.35	14.18	24.98	1.42	14.43
Since inception	5.46	5.38	11.45	2.83	5.82
Cumulative returns
6 months	3.59	3.44	10.01	-2.19	3.86
Since inception	19.27	18.97	43.21	9.69	20.59

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	1.09	1.12
Net (%)	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       18

Multi-Index 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28.88% Russell 3000 Index, 12.37% MSCI AC World ex-US Index, 47.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.75% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	23.9%
Large blend	23.9%
Unaffiliated investment companies/ Exchange-traded funds	76.0%
Fixed income	63.3%
Equity	12.7%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	12.81	12.88	24.98	1.42	13.08
Since inception	5.12	5.07	11.45	2.83	5.46
Cumulative returns
6 months	2.78	2.73	10.01	-2.19	3.22
Since inception	17.99	17.81	43.21	9.69	19.26

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R6	Class 1
Gross (%)	1.28	1.32
Net (%)	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       19

Your expenses

As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2016 through February 28, 2017).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       20

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multi-Index 2060 Lifetime Portfolio
Class R6	Actual	1,000.00	1,079.20	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,078.80	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Multi-Index 2055 Lifetime Portfolio
Class R6	Actual	1,000.00	1,078.70	0.21	0.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual	1,000.00	1,078.10	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Multi-Index 2050 Lifetime Portfolio
Class R6	Actual	1,000.00	1,078.30	0.21	0.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual	1,000.00	1,077.70	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Multi-Index 2045 Lifetime Portfolio
Class R6	Actual	1,000.00	1,078.40	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual	1,000.00	1,077.90	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Multi-Index 2040 Lifetime Portfolio
Class R6	Actual	1,000.00	1,079.10	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual	1,000.00	1,078.50	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Multi-Index 2035 Lifetime Portfolio
Class R6	Actual	1,000.00	1,074.60	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,074.00	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Multi-Index 2030 Lifetime Portfolio
Class R6	Actual	1,000.00	1,066.80	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual	1,000.00	1,066.20	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Multi-Index 2025 Lifetime Portfolio
Class R6	Actual	1,000.00	1,056.50	0.61	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Class 1	Actual	1,000.00	1,057.00	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Multi-Index 2020 Lifetime Portfolio
Class R6	Actual	1,000.00	1,045.50	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Class 1	Actual	1,000.00	1,045.90	0.96	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Multi-Index 2015 Lifetime Portfolio
Class R6	Actual	1,000.00	1,035.90	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual	1,000.00	1,034.40	1.01	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%
Multi-Index 2010 Lifetime Portfolio
Class R6	Actual	1,000.00	1,027.80	0.75	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual	1,000.00	1,027.30	1.01	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 366 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
2-28-17	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%	0.05%-0.65%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       22

Portfolios' investments

MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.6%
Equity - 61.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	160,811	$2,085,713
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,078,073)		$2,085,713
UNAFFILIATED INVESTMENT COMPANIES - 38.1%
Exchange-traded funds - 38.1%
Financial Select Sector SPDR Fund	2,306	56,589
iShares Edge MSCI Min Vol USA ETF	3,694	176,832
iShares J.P. Morgan USD Emerging Markets Bond ETF	106	12,037
iShares TIPS Bond ETF	63	7,223
PowerShares Senior Loan Portfolio	836	19,537
SPDR Bloomberg Barclays High Yield Bond ETF	1,024	38,113
Vanguard Dividend Appreciation ETF	1,298	117,378
Vanguard Energy ETF	395	38,856
Vanguard FTSE Developed Markets ETF	2,571	98,418
Vanguard FTSE Emerging Markets ETF	2,536	98,118
Vanguard Health Care ETF	103	14,264
Vanguard Information Technology ETF	539	71,687
Vanguard Intermediate-Term Bond ETF	271	22,704
Vanguard Intermediate-Term Corporate Bond ETF	749	64,878
Vanguard Materials ETF	108	12,851
Vanguard Mid-Cap ETF	1,212	169,256
Vanguard REIT ETF	393	33,507
Vanguard S&P 500 ETF	412	89,433
Vanguard Short-Term Corporate Bond ETF	348	27,763
Vanguard Short-Term Inflation-Protected Securities ETF	148	7,313
Vanguard Small-Cap ETF	456	61,092
Vanguard Total Bond Market ETF	653	53,070
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,224,192)		$1,290,919
SHORT-TERM INVESTMENTS - 2.6%
Money market funds - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	88,784	88,784
TOTAL SHORT-TERM INVESTMENTS (Cost $88,784)		$88,784
Total investments (Cost $3,391,049) - 102.3%		$3,465,416
Other assets and liabilities, net - (2.3%)		(77,190)
Total net assets - 100.0%		$3,388,226

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,099,764	$27,233,938
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,938,251)		$27,233,938
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	30,415	746,384
iShares Edge MSCI Min Vol USA ETF	48,888	2,340,269
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,399	158,870
iShares TIPS Bond ETF	842	96,535
PowerShares Senior Loan Portfolio	11,015	$257,421
SPDR Bloomberg Barclays High Yield Bond ETF	13,494	502,247
Vanguard Dividend Appreciation ETF	17,130	1,549,066
Vanguard Energy ETF	5,210	512,508
Vanguard FTSE Developed Markets ETF	33,854	1,295,931
Vanguard FTSE Emerging Markets ETF	33,395	1,292,053
Vanguard Health Care ETF	2,187	302,878
Vanguard Information Technology ETF	7,097	943,901
Vanguard Intermediate-Term Bond ETF	3,580	299,932
Vanguard Intermediate-Term Corporate Bond ETF	9,883	856,065
Vanguard Materials ETF	1,430	170,156
Vanguard Mid-Cap ETF	16,008	2,235,517
Vanguard REIT ETF	5,231	445,995
Vanguard S&P 500 ETF	5,437	1,180,210
Vanguard Short-Term Corporate Bond ETF	4,592	366,350
Vanguard Short-Term Inflation-Protected Securities ETF	1,954	96,547
Vanguard Small-Cap ETF	6,018	806,230
Vanguard Total Bond Market ETF	8,606	699,410
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,789,857)		$17,154,475
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	84,569	84,569
TOTAL SHORT-TERM INVESTMENTS (Cost $84,569)		$84,569
Total investments (Cost $42,812,677) - 100.2%		$44,472,982
Other assets and liabilities, net - (0.2%)		(81,742)
Total net assets - 100.0%		$44,391,240

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.3%
Equity - 61.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,792,246	$36,215,425
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,875,212)		$36,215,425
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Exchange-traded funds - 38.7%
Financial Select Sector SPDR Fund	40,387	991,097
iShares Edge MSCI Min Vol USA ETF	65,147	3,118,587
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,866	211,903
iShares TIPS Bond ETF	1,121	128,523
PowerShares Senior Loan Portfolio	14,633	341,973
SPDR Bloomberg Barclays High Yield Bond ETF	17,982	669,290
Vanguard Dividend Appreciation ETF	22,830	2,064,517
Vanguard Energy ETF	6,918	680,524
Vanguard FTSE Developed Markets ETF	44,979	1,721,796
Vanguard FTSE Emerging Markets ETF	44,362	1,716,366
Vanguard Health Care ETF	2,936	406,607
Vanguard Information Technology ETF	9,435	1,254,855
Vanguard Intermediate-Term Bond ETF	4,775	400,050
Vanguard Intermediate-Term Corporate Bond ETF	13,172	1,140,959
Vanguard Materials ETF	1,900	226,081

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       23

	Shares	Value
Exchange-traded funds - (continued)
Vanguard Mid-Cap ETF	21,266	$2,969,797
Vanguard REIT ETF	6,984	595,456
Vanguard S&P 500 ETF	7,237	1,570,936
Vanguard Short-Term Corporate Bond ETF	6,116	487,934
Vanguard Short-Term Inflation-Protected Securities ETF	2,594	128,170
Vanguard Small-Cap ETF	7,995	1,071,088
Vanguard Total Bond Market ETF	11,471	932,248
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,943,032)		$22,828,757
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	60,260	60,260
TOTAL SHORT-TERM INVESTMENTS (Cost $60,260)		$60,260
Total investments (Cost $56,878,504) - 100.1%		$59,104,442
Other assets and liabilities, net - (0.1%)		(45,458)
Total net assets - 100.0%		$59,058,984

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,260,623	$55,260,286
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $54,976,023)		$55,260,286
UNAFFILIATED INVESTMENT COMPANIES - 38.5%
Exchange-traded funds - 38.5%
Financial Select Sector SPDR Fund	61,409	1,506,977
iShares Edge MSCI Min Vol USA ETF	99,076	4,742,768
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,829	321,261
iShares TIPS Bond ETF	1,699	194,790
PowerShares Senior Loan Portfolio	22,227	519,445
SPDR Bloomberg Barclays High Yield Bond ETF	27,328	1,017,148
Vanguard Dividend Appreciation ETF	34,727	3,140,363
Vanguard Energy ETF	10,520	1,034,852
Vanguard FTSE Developed Markets ETF	68,334	2,615,826
Vanguard FTSE Emerging Markets ETF	67,401	2,607,745
Vanguard Health Care ETF	4,517	625,559
Vanguard Information Technology ETF	14,353	1,908,949
Vanguard Intermediate-Term Bond ETF	7,229	605,646
Vanguard Intermediate-Term Corporate Bond ETF	19,934	1,726,683
Vanguard Materials ETF	2,886	343,405
Vanguard Mid-Cap ETF	32,352	4,517,957
Vanguard REIT ETF	10,563	900,601
Vanguard S&P 500 ETF	11,010	2,389,941
Vanguard Short-Term Corporate Bond ETF	9,281	740,438
Vanguard Short-Term Inflation-Protected Securities ETF	3,938	194,577
Vanguard Small-Cap ETF	12,164	1,629,610
Vanguard Total Bond Market ETF	17,369	1,411,579
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,884,342)		$34,696,120
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	99,898	$99,898
TOTAL SHORT-TERM INVESTMENTS (Cost $99,898)		$99,898
Total investments (Cost $86,960,263) - 100.0%		$90,056,304
Other assets and liabilities, net - 0.0%		(19,966)
Total net assets - 100.0%		$90,036,338

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.3%
Equity - 61.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,418,302	$70,275,377
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $69,504,268)		$70,275,377
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Exchange-traded funds - 38.7%
Financial Select Sector SPDR Fund	78,409	1,924,157
iShares Edge MSCI Min Vol USA ETF	126,248	6,043,492
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,613	410,292
iShares TIPS Bond ETF	2,172	249,020
PowerShares Senior Loan Portfolio	28,389	663,451
SPDR Bloomberg Barclays High Yield Bond ETF	34,851	1,297,154
Vanguard Dividend Appreciation ETF	44,228	3,999,538
Vanguard Energy ETF	13,430	1,321,109
Vanguard FTSE Developed Markets ETF	87,250	3,339,930
Vanguard FTSE Emerging Markets ETF	86,074	3,330,203
Vanguard Health Care ETF	5,759	797,564
Vanguard Information Technology ETF	18,329	2,437,757
Vanguard Intermediate-Term Bond ETF	9,246	774,630
Vanguard Intermediate-Term Corporate Bond ETF	25,508	2,209,503
Vanguard Materials ETF	3,693	439,430
Vanguard Mid-Cap ETF	41,357	5,775,505
Vanguard REIT ETF	13,526	1,153,227
Vanguard S&P 500 ETF	14,047	3,049,182
Vanguard Short-Term Corporate Bond ETF	11,852	945,553
Vanguard Short-Term Inflation-Protected Securities ETF	5,028	248,433
Vanguard Small-Cap ETF	15,550	2,083,233
Vanguard Total Bond Market ETF	22,223	1,806,063
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,554,201)		$44,298,426
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	142,177	142,177
TOTAL SHORT-TERM INVESTMENTS (Cost $142,177)		$142,177
Total investments (Cost $110,200,646) - 100.1%		$114,715,980
Other assets and liabilities, net - (0.1%)		(124,508)
Total net assets - 100.0%		$114,591,472

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       24

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 57.1%
Equity - 57.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,539,371	$84,815,638
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,041,476)		$84,815,638
UNAFFILIATED INVESTMENT COMPANIES - 42.9%
Exchange-traded funds - 42.9%
Financial Select Sector SPDR Fund	97,111	2,383,104
iShares Edge MSCI Min Vol USA ETF	159,307	7,626,026
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,355	1,175,914
iShares TIPS Bond ETF	6,283	720,346
PowerShares Senior Loan Portfolio	81,110	1,895,541
SPDR Bloomberg Barclays High Yield Bond ETF	100,530	3,741,727
Vanguard Dividend Appreciation ETF	55,861	5,051,510
Vanguard Energy ETF	16,014	1,575,297
Vanguard FTSE Developed Markets ETF	102,248	3,914,053
Vanguard FTSE Emerging Markets ETF	94,950	3,673,616
Vanguard Health Care ETF	6,742	933,700
Vanguard Information Technology ETF	21,865	2,908,045
Vanguard Intermediate-Term Bond ETF	20,027	1,677,862
Vanguard Intermediate-Term Corporate Bond ETF	55,212	4,782,463
Vanguard Materials ETF	4,392	522,604
Vanguard Mid-Cap ETF	49,693	6,939,627
Vanguard REIT ETF	17,077	1,455,985
Vanguard S&P 500 ETF	17,807	3,865,365
Vanguard Short-Term Corporate Bond ETF	25,730	2,052,739
Vanguard Short-Term Inflation-Protected Securities ETF	14,549	718,866
Vanguard Small-Cap ETF	17,191	2,303,080
Vanguard Total Bond Market ETF	47,934	3,895,596
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,035,498)		$63,813,066
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	125,401	125,401
TOTAL SHORT-TERM INVESTMENTS (Cost $125,401)		$125,401
Total investments (Cost $143,202,375) - 100.1%		$148,754,105
Other assets and liabilities, net - (0.1%)		(110,385)
Total net assets - 100.0%		$148,643,720

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 51.1%
Equity - 51.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,237,835	$93,874,729
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $93,217,180)		$93,874,729
UNAFFILIATED INVESTMENT COMPANIES - 48.9%
Exchange-traded funds - 48.9%
Financial Select Sector SPDR Fund	109,525	2,687,744
iShares Edge MSCI Min Vol USA ETF	194,939	9,331,730
iShares J.P. Morgan USD Emerging Markets Bond ETF	21,365	2,426,209
iShares TIPS Bond ETF	12,833	$1,471,303
PowerShares Senior Loan Portfolio	167,603	3,916,882
SPDR Bloomberg Barclays High Yield Bond ETF	206,601	7,689,689
Vanguard Dividend Appreciation ETF	68,201	6,167,416
Vanguard Energy ETF	17,149	1,686,947
Vanguard FTSE Developed Markets ETF	108,143	4,139,714
Vanguard FTSE Emerging Markets ETF	80,505	3,114,738
Vanguard Health Care ETF	7,461	1,033,274
Vanguard Information Technology ETF	23,502	3,125,766
Vanguard Intermediate-Term Bond ETF	39,808	3,335,114
Vanguard Intermediate-Term Corporate Bond ETF	109,861	9,516,160
Vanguard Materials ETF	4,704	559,729
Vanguard Mid-Cap ETF	54,416	7,599,194
Vanguard REIT ETF	21,115	1,800,265
Vanguard S&P 500 ETF	22,166	4,811,574
Vanguard Short-Term Corporate Bond ETF	50,972	4,066,546
Vanguard Short-Term Inflation-Protected Securities ETF	29,700	1,467,477
Vanguard Small-Cap ETF	14,617	1,958,241
Vanguard Total Bond Market ETF	95,715	7,778,755
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $84,346,906)		$89,684,467
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	108,483	108,483
TOTAL SHORT-TERM INVESTMENTS (Cost $108,483)		$108,483
Total investments (Cost $177,672,569) - 100.1%		$183,667,679
Other assets and liabilities, net - (0.1%)		(94,436)
Total net assets - 100.0%		$183,573,243

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 43.6%
Equity - 43.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,108,753	$79,230,523
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $78,452,957)		$79,230,523
UNAFFILIATED INVESTMENT COMPANIES - 56.6%
Exchange-traded funds - 56.6%
Financial Select Sector SPDR Fund	97,414	2,390,540
iShares Edge MSCI Min Vol USA ETF	188,839	9,039,723
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,685	2,689,669
iShares TIPS Bond ETF	17,282	1,981,381
PowerShares Senior Loan Portfolio	269,731	6,303,613
SPDR Bloomberg Barclays High Yield Bond ETF	317,935	11,833,541
Vanguard Dividend Appreciation ETF	66,074	5,975,072
Vanguard Energy ETF	13,925	1,369,802
Vanguard FTSE Developed Markets ETF	66,227	2,535,170
Vanguard FTSE Emerging Markets ETF	48,182	1,864,162
Vanguard Health Care ETF	6,650	920,959
Vanguard Information Technology ETF	21,232	2,823,856
Vanguard Intermediate-Term Bond ETF	59,090	4,950,560
Vanguard Intermediate-Term Corporate Bond ETF	163,150	14,132,053

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       25

	Shares	Value
Exchange-traded funds - (continued)
Vanguard Materials ETF	3,806	$452,876
Vanguard Mid-Cap ETF	44,229	6,176,580
Vanguard REIT ETF	20,839	1,776,733
Vanguard S&P 500 ETF	19,688	4,273,674
Vanguard Short-Term Corporate Bond ETF	75,715	6,040,543
Vanguard Short-Term Inflation-Protected Securities ETF	40,074	1,980,056
Vanguard Small-Cap ETF	12,231	1,638,585
Vanguard Total Bond Market ETF	142,080	11,546,842
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $97,584,185)		$102,695,990
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	117,383	117,383
TOTAL SHORT-TERM INVESTMENTS (Cost $117,383)		$117,383
Total investments (Cost $176,154,525) - 100.3%		$182,043,896
Other assets and liabilities, net - (0.3%)		(611,772)
Total net assets - 100.0%		$181,432,124

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 35.5%
Equity - 35.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,741,707	$48,529,938
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $47,853,591)		$48,529,938
UNAFFILIATED INVESTMENT COMPANIES - 64.5%
Exchange-traded funds - 64.5%
Financial Select Sector SPDR Fund	56,088	1,376,400
iShares Edge MSCI Min Vol USA ETF	142,075	6,801,130
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,238	2,298,227
iShares TIPS Bond ETF	16,701	1,914,770
PowerShares Senior Loan Portfolio	274,890	6,424,179
SPDR Bloomberg Barclays High Yield Bond ETF	315,783	11,753,443
Vanguard Dividend Appreciation ETF	49,982	4,519,872
Vanguard Energy ETF	7,991	786,075
Vanguard FTSE Developed Markets ETF	17,896	685,059
Vanguard FTSE Emerging Markets ETF	13,394	518,214
Vanguard Health Care ETF	4,179	578,750
Vanguard Information Technology ETF	12,471	1,658,643
Vanguard Intermediate-Term Bond ETF	62,024	5,196,371
Vanguard Intermediate-Term Corporate Bond ETF	170,974	14,809,768
Vanguard Materials ETF	2,199	261,659
Vanguard Mid-Cap ETF	25,475	3,557,584
Vanguard REIT ETF	15,416	1,314,368
Vanguard S&P 500 ETF	10,878	2,361,287
Vanguard Short-Term Corporate Bond ETF	79,566	6,347,775
Vanguard Short-Term Inflation-Protected Securities ETF	38,719	1,913,106
Vanguard Small-Cap ETF	7,108	952,259
Vanguard Total Bond Market ETF	149,083	12,115,975
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $84,965,768)		$88,144,914
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	27,629	$27,629
TOTAL SHORT-TERM INVESTMENTS (Cost $27,629)		$27,629
Total investments (Cost $132,846,988) - 100.0%		$136,702,481
Other assets and liabilities, net - 0.0%		(2,810)
Total net assets - 100.0%		$136,699,671

MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 28.4%
Equity - 28.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,075,898	$13,954,394
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $13,475,371)		$13,954,394
UNAFFILIATED INVESTMENT COMPANIES - 71.6%
Exchange-traded funds - 71.6%
Financial Select Sector SPDR Fund	7,828	192,099
iShares Edge MSCI Min Vol USA ETF	51,475	2,464,108
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,670	984,565
iShares TIPS Bond ETF	7,415	850,130
PowerShares Senior Loan Portfolio	113,935	2,662,661
SPDR Bloomberg Barclays High Yield Bond ETF	127,955	4,762,485
Vanguard Dividend Appreciation ETF	18,108	1,637,506
Vanguard Energy ETF	2,175	213,955
Vanguard FTSE Developed Markets ETF	4,349	166,480
Vanguard FTSE Emerging Markets ETF	1,660	64,225
Vanguard Health Care ETF	706	97,774
Vanguard Information Technology ETF	1,745	232,085
Vanguard Intermediate-Term Bond ETF	28,725	2,406,581
Vanguard Intermediate-Term Corporate Bond ETF	79,232	6,863,076
Vanguard Materials ETF	601	71,513
Vanguard Mid-Cap ETF	6,956	971,405
Vanguard REIT ETF	5,407	461,003
Vanguard S&P 500 ETF	2,403	521,619
Vanguard Short-Term Corporate Bond ETF	36,843	2,939,335
Vanguard Short-Term Inflation-Protected Securities ETF	17,179	848,814
Vanguard Small-Cap ETF	1,555	208,323
Vanguard Total Bond Market ETF	69,035	5,610,474
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,238,868)		$35,230,216
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	408,517	408,517
TOTAL SHORT-TERM INVESTMENTS (Cost $408,517)		$408,517
Total investments (Cost $48,122,756) - 100.8%		$49,593,127
Other assets and liabilities, net - (0.8%)		(405,147)
Total net assets - 100.0%		$49,187,980

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       26

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 24.0%
Equity - 24.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	530,542	$6,881,128
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,594,484)		$6,881,128
UNAFFILIATED INVESTMENT COMPANIES - 76.0%
Exchange-traded funds - 76.0%
iShares Edge MSCI Min Vol USA ETF	30,837	1,476,167
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,401	613,338
iShares TIPS Bond ETF	4,870	558,346
PowerShares Senior Loan Portfolio	70,692	1,652,072
SPDR Bloomberg Barclays High Yield Bond ETF	81,256	3,024,348
Vanguard Dividend Appreciation ETF	10,835	979,809
Vanguard Energy ETF	1,031	101,419
Vanguard FTSE Developed Markets ETF	1,511	57,841
Vanguard FTSE Emerging Markets ETF	73	2,824
Vanguard Intermediate-Term Bond ETF	18,903	1,583,693
Vanguard Intermediate-Term Corporate Bond ETF	52,181	4,519,918
Vanguard Materials ETF	285	33,912
Vanguard Mid-Cap ETF	3,254	454,421
Vanguard REIT ETF	3,272	278,971
Vanguard S&P 500 ETF	859	186,463
Vanguard Short-Term Bond ETF	750	59,798
Vanguard Short-Term Corporate Bond ETF	24,211	1,931,554
Vanguard Short-Term Inflation-Protected Securities ETF	11,286	557,641
Vanguard Small-Cap ETF	540	72,344
Vanguard Total Bond Market ETF	45,425	3,691,690
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,256,898)		$21,836,569
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	30,495	30,495
TOTAL SHORT-TERM INVESTMENTS (Cost $30,495)		$30,495
Total investments (Cost $27,881,877) - 100.1%		$28,748,192
Other assets and liabilities, net - (0.1%)		(16,389)
Total net assets - 100.0%		$28,731,803

Percentages are based upon net assets.

Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       27

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$1,379,703	$17,239,044	$22,889,017	$34,796,018
Investments in affiliated funds, at value	2,085,713	27,233,938	36,215,425	55,260,286
Total investments, at value	3,465,416	44,472,982	59,104,442	90,056,304
Receivable for investments sold	—	652	—	—
Receivable for fund shares sold	28,839	31,927	86,150	430,110
Dividends and interest receivable	28	28	33	27
Receivable due from advisor	1,604	730	937	1,227
Other assets	16,837	12,606	13,173	12,744
Total assets	3,512,724	44,518,925	59,204,735	90,500,412
Liabilities
Payable for investments purchased	50,213	95,486	112,835	429,826
Payable for fund shares repurchased	—	—	—	—
Payable to affiliates
Accounting and legal services fees	110	1,580	2,145	3,294
Trustees' fees	—	87	91	100
Other liabilities and accrued expenses	74,175	30,532	30,680	30,854
Total liabilities	124,498	127,685	145,751	464,074
Net assets	$3,388,226	$44,391,240	$59,058,984	$90,036,338
Net assets consist of
Paid-in capital	$3,210,604	$40,931,857	$54,434,035	$83,276,666
Undistributed net investment income (loss)	(607)	(10,292)	(14,746)	(18,405)
Accumulated undistributed net realized gain (loss) on investments	103,862	1,809,370	2,413,757	3,682,036
Net unrealized appreciation (depreciation) on investments	74,367	1,660,305	2,225,938	3,096,041
Net assets	$3,388,226	$44,391,240	$59,058,984	$90,036,338
Investments in unaffiliated funds, at cost	$1,312,976	$15,874,426	$21,003,292	$31,984,240
Investments in affiliated funds, at cost	$2,078,073	$26,938,251	$35,875,212	$54,976,023
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$112,495	$113,962	$114,709	$114,341
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$11.25	$11.40	$11.47	$11.43
Class 1
Net assets	$3,275,731	$44,277,278	$58,944,275	$89,921,997
Shares outstanding	291,154	3,883,778	5,137,022	7,867,662
Net asset value, offering price and redemption price per share	$11.25	$11.40	$11.47	$11.43

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       28

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Continued

	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$44,440,603	$63,938,467	$89,792,950	$102,813,373
Investments in affiliated funds, at value	70,275,377	84,815,638	93,874,729	79,230,523
Total investments, at value	114,715,980	148,754,105	183,667,679	182,043,896
Receivable for investments sold	24	—	24	—
Receivable for fund shares sold	168,729	95,430	207,349	—
Dividends and interest receivable	68	46	94	126
Receivable due from advisor	1,457	1,785	2,107	2,017
Other assets	12,891	13,096	13,291	13,288
Total assets	114,899,149	148,864,462	183,890,544	182,059,327
Liabilities
Payable for investments purchased	272,389	184,034	279,110	114,930
Payable for fund shares repurchased	—	—	—	474,033
Payable to affiliates
Accounting and legal services fees	4,180	5,403	6,704	6,694
Trustees' fees	109	119	130	157
Other liabilities and accrued expenses	30,999	31,186	31,357	31,389
Total liabilities	307,677	220,742	317,301	627,203
Net assets	$114,591,472	$148,643,720	$183,573,243	$181,432,124
Net assets consist of
Paid-in capital	$105,524,754	$137,883,550	$171,332,994	$170,667,064
Undistributed net investment income (loss)	(28,278)	(27,662)	(20,673)	7,147
Accumulated undistributed net realized gain (loss) on investments	4,579,662	5,236,102	6,265,812	4,868,542
Net unrealized appreciation (depreciation) on investments	4,515,334	5,551,730	5,995,110	5,889,371
Net assets	$114,591,472	$148,643,720	$183,573,243	$181,432,124
Investments in unaffiliated funds, at cost	$40,696,378	$59,160,899	$84,455,389	$97,701,568
Investments in affiliated funds, at cost	$69,504,268	$84,041,476	$93,217,180	$78,452,957
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$114,667	$113,595	$112,628	$111,109
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$11.47	$11.36	$11.26	$11.11
Class 1
Net assets	$114,476,805	$148,530,125	$183,460,615	$181,321,015
Shares outstanding	9,987,424	13,068,213	16,286,723	16,318,539
Net asset value, offering price and redemption price per share	$11.46	$11.37	$11.26	$11.11

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       29

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Continued

	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$88,172,543	$35,638,733	$21,867,064
Investments in affiliated funds, at value	48,529,938	13,954,394	6,881,128
Total investments, at value	136,702,481	49,593,127	28,748,192
Receivable for investments sold	174,312	82,515	5,890
Receivable for fund shares sold	150,025	33,891	48,187
Dividends and interest receivable	289	120	16
Receivable due from advisor	1,617	773	579
Other assets	12,994	12,477	12,357
Total assets	137,041,718	49,722,903	28,815,221
Liabilities
Payable for investments purchased	305,802	502,421	51,734
Payable for fund shares repurchased	—	—	—
Payable to affiliates
Accounting and legal services fees	5,001	1,792	1,077
Trustees' fees	140	101	97
Other liabilities and accrued expenses	31,104	30,609	30,510
Total liabilities	342,047	534,923	83,418
Net assets	$136,699,671	$49,187,980	$28,731,803
Net assets consist of
Paid-in capital	$130,382,183	$47,269,342	$27,829,391
Undistributed net investment income (loss)	118,630	49,216	30,420
Accumulated undistributed net realized gain (loss) on investments	2,343,365	399,051	5,677
Net unrealized appreciation (depreciation) on investments	3,855,493	1,470,371	866,315
Net assets	$136,699,671	$49,187,980	$28,731,803
Investments in unaffiliated funds, at cost	$84,993,397	$34,647,385	$21,287,393
Investments in affiliated funds, at cost	$47,853,591	$13,475,371	$6,594,484
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$109,331	$107,151	$105,126
Shares outstanding	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.93	$10.72	$10.51
Class 1
Net assets	$136,590,340	$49,080,829	$28,626,677
Shares outstanding	12,495,259	4,581,856	2,724,289
Net asset value, offering price and redemption price per share	$10.93	$10.71	$10.51

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       30

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$28,644	$432,891	$597,746	$926,907
Dividends	14,409	216,674	301,739	470,378
Interest	157	119	108	139
Total investment income	43,210	649,684	899,593	1,397,424
Expenses
Investment management fees	3,113	43,417	59,461	92,181
Distribution and service fees	629	9,553	13,103	20,307
Transfer agent fees	9	9	9	9
Accounting and legal services fees	196	2,863	3,919	6,055
State registration fees	16,550	2,858	11,961	10,690
Professional fees	22,938	17,234	17,434	17,845
Printing and postage	6,920	5,404	5,391	5,350
Custodian fees	10,350	5,850	5,850	5,850
Trustees' fees	—	295	387	565
Other	2,512	3,530	3,556	3,631
Total expenses before reductions	63,217	91,013	121,071	162,483
Less expense reductions	(61,832)	(72,962)	(96,206)	(123,752)
Net expenses	1,385	18,051	24,865	38,731
Net investment income (loss)	41,825	631,633	874,728	1,358,693
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(4,260)	152,829	211,226	308,833
Investments in affiliated funds	(10,843)	(29,365)	(77,897)	(186,298)
Capital gain distributions received from unaffiliated funds	88	1,336	1,852	2,856
Capital gain distributions received from affiliated funds	118,924	1,797,263	2,481,704	3,848,300
	103,909	1,922,063	2,616,885	3,973,691
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	61,345	672,011	895,178	1,376,686
Investments in affiliated funds	(2,941)	(139,758)	(177,310)	(241,731)
	58,404	532,253	717,868	1,134,955
Net realized and unrealized gain (loss)	162,313	2,454,316	3,334,753	5,108,646
Increase (decrease) in net assets from operations	$204,138	$3,085,949	$4,209,481	$6,467,339

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       31

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)Continued

	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$1,156,649	$1,391,891	$1,563,119	$1,328,152
Dividends	594,325	843,919	1,267,589	1,526,906
Interest	212	353	409	462
Total investment income	1,751,186	2,236,163	2,831,117	2,855,520
Expenses
Investment management fees	116,258	161,235	223,741	252,459
Distribution and service fees	25,624	33,327	41,674	41,775
Transfer agent fees	9	9	8	8
Accounting and legal services fees	7,650	9,931	12,430	12,455
State registration fees	10,690	10,690	10,690	10,690
Professional fees	18,154	18,600	19,060	19,069
Printing and postage	5,341	5,302	5,231	5,288
Custodian fees	5,850	5,850	5,850	5,850
Trustees' fees	719	923	1,191	1,211
Other	3,848	3,878	3,928	4,246
Total expenses before reductions	194,143	249,745	323,803	353,051
Less expense reductions	(145,285)	(176,177)	(209,323)	(209,758)
Net expenses	48,858	73,568	114,480	143,293
Net investment income (loss)	1,702,328	2,162,595	2,716,637	2,712,227
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	439,943	591,977	811,493	826,402
Investments in affiliated funds	(142,074)	(177,711)	(237,255)	(246,716)
Capital gain distributions received from unaffiliated funds	3,567	8,440	16,053	24,145
Capital gain distributions received from affiliated funds	4,802,137	5,778,807	6,489,704	5,514,178
	5,103,573	6,201,513	7,079,995	6,118,009
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	1,707,997	1,939,394	1,875,304	1,024,401
Investments in affiliated funds	(344,457)	(318,501)	(329,608)	(160,819)
	1,363,540	1,620,893	1,545,696	863,582
Net realized and unrealized gain (loss)	6,467,113	7,822,406	8,625,691	6,981,591
Increase (decrease) in net assets from operations	$8,169,441	$9,985,001	$11,342,328	$9,693,818

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       32

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)Continued

	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$803,787	$229,826	$116,882
Dividends	1,334,806	542,850	350,113
Interest	502	224	41
Total investment income	2,139,095	772,900	467,036
Expenses
Investment management fees	211,715	86,318	55,601
Distribution and service fees	31,255	11,657	7,058
Transfer agent fees	8	8	8
Accounting and legal services fees	9,364	3,462	2,106
State registration fees	10,690	10,690	10,690
Professional fees	18,452	17,340	17,083
Printing and postage	5,352	5,401	5,425
Custodian fees	5,850	5,850	5,850
Trustees' fees	910	389	281
Other	4,222	3,665	3,716
Total expenses before reductions	297,818	144,780	107,818
Less expense reductions	(179,882)	(98,006)	(78,850)
Net expenses	117,936	46,774	28,968
Net investment income (loss)	2,021,159	726,126	438,068
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	603,916	257,115	215,124
Investments in affiliated funds	(267,774)	(81,831)	(1,812)
Capital gain distributions received from unaffiliated funds	24,843	11,351	7,810
Capital gain distributions received from affiliated funds	3,337,135	954,185	485,269
	3,698,120	1,140,820	706,391
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	96,211	(318,088)	(368,438)
Investments in affiliated funds	32,897	60,742	(19,086)
	129,108	(257,346)	(387,524)
Net realized and unrealized gain (loss)	3,827,228	883,474	318,867
Increase (decrease) in net assets from operations	$5,848,387	$1,609,600	$756,935

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       33

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio		Multi-Index 2050 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16[1]	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$41,825	$534	$631,633	$364,177	$874,728	$524,276
Net realized gain (loss)	103,909	(34)	1,922,063	392,115	2,616,885	521,271
Change in net unrealized appreciation (depreciation)	58,404	15,963	532,253	1,780,041	717,868	2,559,712
Increase (decrease) in net assets resulting from operations	204,138	16,463	3,085,949	2,536,333	4,209,481	3,605,259
Distributions to shareholders
From net investment income
Class R2[2]	—	—	—	(1,255)	—	(1,264)
Class R4[2]	—	—	—	(1,360)	—	(1,371)
Class R6	(1,804)	—	(2,140)	(1,538)	(2,168)	(1,553)
Class 1	(41,199)	—	(740,793)	(272,475)	(1,030,747)	(397,036)
From net realized gain
Class R2[2]	—	—	—	(236)	—	(362)
Class R4[2]	—	—	—	(236)	—	(362)
Class R6	(1)	—	(1,366)	(236)	(1,453)	(362)
Class 1	(12)	—	(485,835)	(43,306)	(708,840)	(95,928)
Total distributions	(43,016)	—	(1,230,134)	(320,642)	(1,743,208)	(498,238)
From portfolio share transactions	2,563,505	647,136	8,531,754	20,896,916	9,365,079	26,779,024
Total increase (decrease)	2,724,627	663,599	10,387,569	23,112,607	11,831,352	29,886,045
Net assets
Beginning of period	663,599	—	34,003,671	10,891,064	47,227,632	17,341,587
End of period	$3,388,226	$663,599	$44,391,240	$34,003,671	$59,058,984	$47,227,632
Undistributed net investment income (loss)	($607)	$571	($10,292)	$101,008	($14,746)	$143,441

1 Period from 3-30-16 (commencement of operations) to 8-31-16.

2 Class R2 and R4 shares were liquidated on 6-15-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       34

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio		Multi-Index 2035 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,358,693	$862,604	$1,702,328	$1,052,861	$2,162,595	$1,507,115
Net realized gain (loss)	3,973,691	934,290	5,103,573	968,964	6,201,513	1,124,539
Change in net unrealized appreciation (depreciation)	1,134,955	3,791,990	1,363,540	5,326,534	1,620,893	6,918,194
Increase (decrease) in net assets resulting from operations	6,467,339	5,588,884	8,169,441	7,348,359	9,985,001	9,549,848
Distributions to shareholders
From net investment income
Class R2[1]	—	(1,299)	—	(1,245)	—	(1,330)
Class R4[1]	—	(1,406)	—	(1,352)	—	(1,437)
Class R6	(2,169)	(1,584)	(2,198)	(1,532)	(2,186)	(1,623)
Class 1	(1,601,727)	(672,363)	(2,018,681)	(811,403)	(2,626,974)	(1,160,588)
From net realized gain
Class R2[1]	—	(353)	—	(330)	—	(356)
Class R4[1]	—	(353)	—	(330)	—	(356)
Class R6	(1,534)	(353)	(1,500)	(330)	(1,595)	(356)
Class 1	(1,162,915)	(154,955)	(1,415,002)	(181,019)	(1,967,731)	(262,994)
Total distributions	(2,768,345)	(832,666)	(3,437,381)	(997,541)	(4,598,486)	(1,429,040)
From portfolio share transactions	11,423,794	39,654,218	15,305,277	51,692,254	21,246,074	62,552,529
Total increase (decrease)	15,122,788	44,410,436	20,037,337	58,043,072	26,632,589	70,673,337
Net assets
Beginning of period	74,913,550	30,503,114	94,554,135	36,511,063	122,011,131	51,337,794
End of period	$90,036,338	$74,913,550	$114,591,472	$94,554,135	$148,643,720	$122,011,131
Undistributed net investment income (loss)	($18,405)	$226,798	($28,278)	$290,273	($27,662)	$438,903

1 Class R2 and R4 shares were liquidated on 6-15-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       35

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio		Multi-Index 2020 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$2,716,637	$2,045,514	$2,712,227	$2,625,073	$2,021,159	$2,241,891
Net realized gain (loss)	7,079,995	1,586,046	6,118,009	1,163,422	3,698,120	324,384
Change in net unrealized appreciation (depreciation)	1,545,696	7,993,624	863,582	8,763,628	129,108	6,456,158
Increase (decrease) in net assets resulting from operations	11,342,328	11,625,184	9,693,818	12,552,123	5,848,387	9,022,433
Distributions to shareholders
From net investment income
Class R2[1]	—	(1,399)	—	(1,468)	—	(1,552)
Class R4[1]	—	(1,505)	—	(1,573)	—	(1,657)
Class R6	(2,315)	(1,682)	(2,505)	(1,751)	(2,608)	(1,839)
Class 1	(3,484,929)	(1,503,160)	(3,799,822)	(1,848,554)	(2,981,370)	(1,526,269)
From net realized gain
Class R2[1]	—	(388)	—	(320)	—	(244)
Class R4[1]	—	(388)	—	(320)	—	(244)
Class R6	(1,414)	(388)	(1,397)	(320)	(1,285)	(244)
Class 1	(2,183,930)	(357,860)	(2,170,129)	(348,108)	(1,501,317)	(208,337)
Total distributions	(5,672,588)	(1,866,770)	(5,973,853)	(2,202,414)	(4,486,580)	(1,740,386)
From portfolio share transactions	22,064,288	81,187,847	18,634,629	70,265,436	15,018,731	52,112,833
Total increase (decrease)	27,734,028	90,946,261	22,354,594	80,615,145	16,380,538	59,394,880
Net assets
Beginning of period	155,839,215	64,892,954	159,077,530	78,462,385	120,319,133	60,924,253
End of period	$183,573,243	$155,839,215	$181,432,124	$159,077,530	$136,699,671	$120,319,133
Undistributed net investment income (loss)	($20,673)	$749,934	$7,147	$1,097,247	$118,630	$1,081,449

1 Class R2 and R4 shares were liquidated on 6-15-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       36

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$726,126	$865,239	$438,068	$625,268
Net realized gain (loss)	1,140,820	(32,683)	706,391	(111,400)
Change in net unrealized appreciation (depreciation)	(257,346)	2,550,124	(387,524)	1,691,044
Increase (decrease) in net assets resulting from operations	1,609,600	3,382,680	756,935	2,204,912
Distributions to shareholders
From net investment income
Class R2[1]	—	(1,573)	—	(1,562)
Class R4[1]	—	(1,677)	—	(1,665)
Class R6	(2,718)	(1,860)	(2,953)	(1,844)
Class 1	(1,135,742)	(550,816)	(754,903)	(380,932)
From net realized gain
Class R2[1]	—	(302)	—	(571)
Class R4[1]	—	(302)	—	(571)
Class R6	(1,212)	(302)	(1,580)	(571)
Class 1	(516,460)	(92,118)	(411,581)	(121,308)
Total distributions	(1,656,132)	(648,950)	(1,171,017)	(509,024)
From portfolio share transactions	2,265,058	23,987,098	(524,356)	15,095,897
Total increase (decrease)	2,218,526	26,720,828	(938,438)	16,791,785
Net assets
Beginning of period	46,969,454	20,248,626	29,670,241	12,878,456
End of period	$49,187,980	$46,969,454	$28,731,803	$29,670,241
Undistributed net investment income (loss)	$49,216	$461,550	$30,420	$350,208

1 Class R2 and R4 shares were liquidated on 6-15-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       37

Financial highlights

Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)		From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.60	0.18	0.65	0.83	(0.18)	—	[6]	—	(0.18)	11.25	7.92	[7]	4.79	[8]	0.06	[8]	3.37	[8]	112	51
08-31-2016[9]	10.00	0.03	0.57	0.60	—	—		—	—	10.60	6.00	[7]	52.88	[8]	0.10	[8]	0.60	[8]	106	1
CLASS 1
02-28-2017[5]	10.60	0.17	0.66	0.83	(0.18)	—		—	(0.18)	11.25	7.88	[7]	4.82	[8]	0.11	[8]	3.18	[8]	3,276	51
08-31-2016[9]	10.00	0.01	0.59	0.60	—	—		—	—	10.60	6.00	[7]	52.91	[8]	0.15	[8]	0.31	[8]	558	1

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65% and 0.05%-0.65%, for the periods ended 2-28-17 and 8-31-16, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Less than $0.005 per share.
7	Not annualized.
8	Annualized.
9	Period from 3-30-16 (commencement of operations) to 8-31-16.

Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.91	0.18	0.66	0.84	(0.21)	(0.14)	—	(0.35)	11.40	7.87	[6]	0.44	[7]	0.04	[7]	3.35	[7]	114	9
08-31-2016	10.14	0.19	0.75	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.45		0.69		0.07		1.90		109	8
08-31-2015	10.73	0.19	(0.60)	(0.41)	(0.16)	(0.02)	—	(0.18)	10.14		(3.91)	10.27		0.19		1.76		101	17
08-31-2014[8]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30	[6]	51.42	[7]	0.27	[7]	0.23	[7]	107	6
CLASS 1
02-28-2017[5]	10.91	0.18	0.66	0.84	(0.21)	(0.14)	—	(0.35)	11.40	7.81	[6]	0.48	[7]	0.09	[7]	3.30	[7]	44,277	9
08-31-2016	10.14	0.16	0.78	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.39		0.73		0.12		1.61		33,895	8
08-31-2015	10.73	0.08	(0.50)	(0.42)	(0.15)	(0.02)	—	(0.17)	10.14		(3.98)	3.08		0.24		0.75		10,587	17
08-31-2014[8]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30	[6]	33.10	[7]	0.32	[7]	0.19	[7]	177	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-17-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       38

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.99	0.19	0.66	0.85	(0.22)	(0.15)	—	(0.37)	11.47	7.83	[6]	0.43	[7]	0.04	[7]	3.37	[7]	115	11
08-31-2016	10.22	0.20	0.77	0.97	(0.16)	(0.04)	—	(0.20)	10.99	9.52		0.65		0.07		1.91		110	8
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22		(3.96)	6.93		0.20		1.77		102	11
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	31.10	[7]	0.27	[7]	1.73	[7]	108	4
CLASS 1
02-28-2017[5]	10.99	0.18	0.66	0.84	(0.21)	(0.15)	—	(0.36)	11.47	7.77	[6]	0.46	[7]	0.09	[7]	3.33	[7]	58,944	11
08-31-2016	10.22	0.17	0.79	0.96	(0.15)	(0.04)	—	(0.19)	10.99	9.46		0.68		0.12		1.61		47,118	8
08-31-2015	10.82	0.10	(0.53)	(0.43)	(0.15)	(0.02)	—	(0.17)	10.22		(4.06)	1.38		0.25		0.95		17,035	11
08-31-2014[8]	10.00	0.07	1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51	[6]	15.06	[7]	0.32	[7]	0.79	[7]	748	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.96	0.18	0.66	0.84	(0.22)	(0.15)	—	(0.37)	11.43	7.84	[6]	0.37	[7]	0.05	[7]	3.37	[7]	114	8
08-31-2016	10.21	0.20	0.75	0.95	(0.16)	(0.04)	—	(0.20)	10.96	9.35		0.50		0.07		1.91		110	7
08-31-2015	10.82	0.19	(0.62)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21		(4.04)	6.46		0.20		1.77		102	16
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	28.18	[7]	0.27	[7]	1.73	[7]	108	10
CLASS 1
02-28-2017[5]	10.96	0.18	0.65	0.83	(0.21)	(0.15)	—	(0.36)	11.43	7.79	[6]	0.40	[7]	0.10	[7]	3.34	[7]	89,922	8
08-31-2016	10.20	0.17	0.78	0.95	(0.15)	(0.04)	—	(0.19)	10.96	9.41		0.53		0.12		1.64		74,804	7
08-31-2015	10.81	0.11	(0.54)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.20		(4.09)	0.91		0.25		1.03		30,197	16
08-31-2014[8]	10.00	0.04	1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]	12.15	[7]	0.32	[7]	0.46	[7]	1,425	10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       39

Financial highlights continued

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.99	0.19	0.66	0.85	(0.22)	(0.15)	—	(0.37)	11.47	7.91	[6]	0.34	[7]	0.05	[7]	3.38	[7]	115	12
08-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	—	(0.19)	10.99	9.46		0.45		0.07		1.90		110	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22		(3.92)	6.36		0.20		1.77		102	19
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	25.69	[7]	0.27	[7]	1.73	[7]	108	3
CLASS 1
02-28-2017[5]	10.98	0.18	0.66	0.84	(0.21)	(0.15)	—	(0.36)	11.46	7.85	[6]	0.38	[7]	0.10	[7]	3.32	[7]	114,477	12
08-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	—	(0.18)	10.98	9.42		0.49		0.12		1.60		94,444	10
08-31-2015	10.81	0.10	(0.52)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.21		(3.98)	0.81		0.25		0.98		36,205	19
08-31-2014[8]	10.00	0.03	1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]	9.65	[7]	0.32	[7]	0.38	[7]	2,057	3

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows:0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.94	0.18	0.62	0.80	(0.22)	(0.16)	—	(0.38)	11.36	7.46	[7]	0.34	[8]	0.06	[8]	3.31	[8]	114	14
08-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	—	(0.20)	10.94	9.20		0.42		0.09		1.98		109	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.17)	(0.02)	—	(0.19)	10.21		(3.99)	6.20		0.21		1.81		102	15
08-31-2014[6]	10.00	0.15	1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50	[7]	25.84	[8]	0.27	[8]	1.76	[8]	108	6
CLASS 1
02-28-2017[5]	10.95	0.18	0.61	0.79	(0.21)	(0.16)	—	(0.37)	11.37	7.40	[7]	0.37	[8]	0.11	[8]	3.24	[8]	148,530	14
08-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	—	(0.20)	10.95	9.24		0.45		0.14		1.72		121,902	10
08-31-2015	10.82	0.12	(0.55)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21		(4.09)	0.64		0.26		1.08		51,032	15
08-31-2014[6]	10.00	0.03	1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49	[7]	9.80	[8]	0.32	[8]	0.33	[8]	2,519	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Period from 11-7-13 (commencement of operations) to 8-31-14.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       40

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.92	0.18	0.53	0.71	(0.23)	(0.14)	—	(0.37)	11.26	6.68	[6]	0.35	[7]	0.09	[7]	3.32	[7]	113	16
08-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	—	(0.21)	10.92	9.10		0.41		0.11		2.11		109	8
08-31-2015	10.77	0.21	(0.59)	(0.38)	(0.16)	(0.02)	—	(0.18)	10.21		(3.61)	6.16		0.24		1.94		102	22
08-31-2014[8]	10.00	0.16	0.89	1.05	(0.26)	(0.02)	—	(0.28)	10.77	11.88	[6]	23.76	[7]	0.29	[7]	1.88	[7]	108	4
CLASS 1
02-28-2017[5]	10.92	0.18	0.53	0.71	(0.23)	(0.14)	—	(0.37)	11.26	6.62	[6]	0.39	[7]	0.14	[7]	3.26	[7]	183,461	16
08-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	—	(0.20)	10.92	9.05		0.44		0.16		1.85		155,730	8
08-31-2015	10.76	0.14	(0.52)	(0.38)	(0.15)	(0.02)	—	(0.17)	10.21		(3.61)	0.58		0.29		1.35		64,587	22
08-31-2014[8]	10.00	0.03	1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77	[6]	7.69	[7]	0.34	[7]	0.40	[7]	3,663	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.90	0.18	0.42	0.60	(0.25)	(0.14)	—	(0.39)	11.11	5.65	[6]	0.39	[7]	0.12	[7]	3.32	[7]	111	15
08-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	—	(0.21)	10.90	8.92		0.43		0.14		2.31		109	12
08-31-2015	10.70	0.23	(0.56)	(0.33)	(0.14)	(0.02)	—	(0.16)	10.21		(3.10)	6.20		0.26		2.11		102	24
08-31-2014[8]	10.00	0.17	0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06	[6]	23.01	[7]	0.32	[7]	2.01	[7]	107	9
CLASS 1
02-28-2017[5]	10.89	0.18	0.43	0.61	(0.25)	(0.14)	—	(0.39)	11.11	5.70	[6]	0.42	[7]	0.17	[7]	3.24	[7]	181,321	15
08-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	—	(0.20)	10.89	8.87		0.46		0.19		2.11		158,969	12
08-31-2015	10.70	0.16	(0.50)	(0.34)	(0.14)	(0.02)	—	(0.16)	10.20		(3.24)	0.59		0.31		1.53		78,157	24
08-31-2014[8]	10.00	0.05	1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05	[6]	6.90	[7]	0.37	[7]	0.66	[7]	4,429	9

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       41

Financial highlights continued

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.84	0.18	0.30	0.48	(0.26)	(0.13)	—	(0.39)	10.93	4.55	[6]	0.44	[7]	0.14	[7]	3.31	[7]	109	20
08-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	—	(0.20)	10.84	8.78		0.50		0.16		2.53		108	18
08-31-2015	10.63	0.24	(0.55)	(0.31)	(0.14)	(0.01)	—	(0.15)	10.17		(2.96)	6.36		0.29		2.28		102	31
08-31-2014[8]	10.00	0.18	0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19	[6]	26.19	[7]	0.36	[7]	2.19	[7]	106	68
CLASS 1
02-28-2017[5]	10.83	0.17	0.32	0.49	(0.26)	(0.13)	—	(0.39)	10.93	4.59	[6]	0.48	[7]	0.19	[7]	3.23	[7]	136,590	20
08-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	—	(0.20)	10.83	8.62		0.53		0.21		2.35		120,211	18
08-31-2015	10.62	0.18	(0.48)	(0.30)	(0.14)	(0.01)	—	(0.15)	10.17		(2.91)	0.70		0.34		1.76		60,619	31
08-31-2014[8]	10.00	0.09	0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07	[6]	10.03	[7]	0.41	[7]	1.13	[7]	2,147	68

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% - 0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.74	0.17	0.20	0.37	(0.27)	(0.12)	—	(0.39)	10.72	3.59	[6]	0.58	[7]	0.15	[7]	3.22	[7]	107	25
08-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	—	(0.22)	10.74	8.41		0.76		0.17		2.68		107	26
08-31-2015	10.53	0.25	(0.52)	(0.27)	(0.13)	(0.01)	—	(0.14)	10.12		(2.60)	6.92		0.33		2.42		101	59
08-31-2014[8]	10.00	0.19	0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04	[6]	28.33	[7]	0.39	[7]	2.34	[7]	105	108
CLASS 1
02-28-2017[5]	10.74	0.16	0.20	0.36	(0.27)	(0.12)	—	(0.39)	10.71	3.44	[6]	0.62	[7]	0.20	[7]	3.11	[7]	49,081	25
08-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	—	(0.21)	10.74	8.47		0.79		0.22		2.47		46,862	26
08-31-2015	10.53	0.20	(0.49)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.11		(2.75)	1.21		0.38		1.96		19,945	59
08-31-2014[8]	10.00	0.09	0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03	[6]	12.09	[7]	0.44	[7]	1.13	[7]	1,675	108

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       42

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
02-28-2017[5]	10.68	0.17	0.12	0.29	(0.30)	(0.16)	—	(0.46)	10.51	2.78	[6]	0.73	[7]	0.15	[7]	3.19	[7]	105	29
08-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	—	(0.24)	10.68	8.31		0.95		0.17		2.81		107	46
08-31-2015	10.48	0.26	(0.49)	(0.23)	(0.14)	(0.01)	—	(0.15)	10.10		(2.22)	7.31		0.38		2.54		101	115
08-31-2014[8]	10.00	0.19	0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40	[6]	24.35	[7]	0.42	[7]	2.29	[7]	105	12
CLASS 1
02-28-2017[5]	10.68	0.16	0.12	0.28	(0.29)	(0.16)	—	(0.45)	10.51	2.73	[6]	0.76	[7]	0.20	[7]	3.09	[7]	28,627	29
08-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	—	(0.24)	10.68	8.36		0.99		0.22		2.64		29,563	46
08-31-2015	10.48	0.24	(0.48)	(0.24)	(0.14)	(0.01)	—	(0.15)	10.09		(2.36)	1.49		0.41		2.27		12,576	115
08-31-2014[8]	10.00	0.12	0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39	[6]	8.07	[7]	0.47	[7]	1.46	[7]	3,311	12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.65%, 0.05%-0.65%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       43

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which (collectively, Multi-Index Lifetime Portfolios (formerly Retirement Living through II Portfolios), or the portfolios, and each individually, the portfolio) are presented in this report. The Multi-Index Lifetime Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

The investment objectives of all portfolios are to seek high total returns through the portfolios' target retirement dates, with greater focus on income beyond the target dates.

Effective February 1, 2017, the portfolios changed their names as follows:

New Portfolio Name	Former Portfolio Name
Multi-Index 2060 Lifetime Portfolio	Retirement Living through II 2060 Portfolio
Multi-Index 2055 Lifetime Portfolio	Retirement Living through II 2055 Portfolio
Multi-Index 2050 Lifetime Portfolio	Retirement Living through II 2050 Portfolio
Multi-Index 2045 Lifetime Portfolio	Retirement Living through II 2045 Portfolio
Multi-Index 2040 Lifetime Portfolio	Retirement Living through II 2040 Portfolio
Multi-Index 2035 Lifetime Portfolio	Retirement Living through II 2035 Portfolio
Multi-Index 2030 Lifetime Portfolio	Retirement Living through II 2030 Portfolio
Multi-Index 2025 Lifetime Portfolio	Retirement Living through II 2025 Portfolio
Multi-Index 2020 Lifetime Portfolio	Retirement Living through II 2020 Portfolio
Multi-Index 2015 Lifetime Portfolio	Retirement Living through II 2015 Portfolio
Multi-Index 2010 Lifetime Portfolio	Retirement Living through II 2010 Portfolio

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       44

not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2017 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$1,390	Multi-Index 2030 Lifetime Portfolio	$1,549
Multi-Index 2055 Lifetime Portfolio	1,423	Multi-Index 2025 Lifetime Portfolio	1,550
Multi-Index 2050 Lifetime Portfolio	1,437	Multi-Index 2020 Lifetime Portfolio	1,510
Multi-Index 2045 Lifetime Portfolio	1,464	Multi-Index 2015 Lifetime Portfolio	1,434
Multi-Index 2040 Lifetime Portfolio	1,485	Multi-Index 2010 Lifetime Portfolio	1,416
Multi-Index 2035 Lifetime Portfolio	1,514

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$3,391,083	$76,626	($2,293)	$74,333
Multi-Index 2055 Lifetime Portfolio	42,922,742	1,564,167	(13,927)	1,550,240
Multi-Index 2050 Lifetime Portfolio	57,071,503	2,052,210	(19,271)	2,032,939
Multi-Index 2045 Lifetime Portfolio	87,228,275	2,860,924	(32,895)	2,828,029
Multi-Index 2040 Lifetime Portfolio	110,702,421	4,047,823	(34,264)	4,013,559
Multi-Index 2035 Lifetime Portfolio	144,131,173	4,671,988	(49,056)	4,622,932
Multi-Index 2030 Lifetime Portfolio	178,437,380	5,363,523	(133,224)	5,230,299
Multi-Index 2025 Lifetime Portfolio	177,259,603	4,958,278	(173,985)	4,784,293
Multi-Index 2020 Lifetime Portfolio	133,934,793	2,946,099	(178,411)	2,767,688
Multi-Index 2015 Lifetime Portfolio	48,750,041	950,648	(107,562)	843,086
Multi-Index 2010 Lifetime Portfolio	28,466,249	354,336	(72,393)	281,943

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       45

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying portfolios are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific expense, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios, including class specific expense, as applicable, to the extent they exceed 0.00%, of the portfolios' average net assets (on an annualized basis). The expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective January 1, 2017, the Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses (Acquired fund fees) to reduce the total annual portfolio operating expenses of all portfolios average net asset, by the amount indicated below:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       46

Portfolio		Portfolio
Multi-Index 2060 Lifetime Portfolio	0.29%	Multi-Index 2030 Lifetime Portfolio	0.29%
Multi-Index 2055 Lifetime Portfolio	0.29%	Multi-Index 2025 Lifetime Portfolio	0.29%
Multi-Index 2050 Lifetime Portfolio	0.29%	Multi-Index 2020 Lifetime Portfolio	0.31%
Multi-Index 2045 Lifetime Portfolio	0.29%	Multi-Index 2015 Lifetime Portfolio	0.33%
Multi-Index 2040 Lifetime Portfolio	0.29%	Multi-Index 2010 Lifetime Portfolio	0.35%
Multi-Index 2035 Lifetime Portfolio	0.29%

Prior to January 1, 2017, these reductions were as follows:

Portfolio		Portfolio
Multi-Index 2060 Lifetime Portfolio	0.20%	Multi-Index 2030 Lifetime Portfolio	0.20%
Multi-Index 2055 Lifetime Portfolio	0.20%	Multi-Index 2025 Lifetime Portfolio	0.20%
Multi-Index 2050 Lifetime Portfolio	0.20%	Multi-Index 2020 Lifetime Portfolio	0.22%
Multi-Index 2045 Lifetime Portfolio	0.20%	Multi-Index 2015 Lifetime Portfolio	0.24%
Multi-Index 2040 Lifetime Portfolio	0.20%	Multi-Index 2010 Lifetime Portfolio	0.26%
Multi-Index 2035 Lifetime Portfolio	0.20%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investment in underlying funds.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average net assets and 0.50% of the portfolio's average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the trust.

For the six months ended February 28, 2017, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statement of operations:

	Expense reimbursement by class
Portfolio	Class R6	Class 1	Total
Multi-Index 2060 Lifetime Portfolio	$2,624	$59,208	$61,832
Multi-Index 2055 Lifetime Portfolio	215	72,747	72,962
Multi-Index 2050 Lifetime Portfolio	209	95,997	96,206
Multi-Index 2045 Lifetime Portfolio	174	123,578	123,752
Multi-Index 2040 Lifetime Portfolio	163	145,122	145,285
Multi-Index 2035 Lifetime Portfolio	151	176,026	176,177
Multi-Index 2030 Lifetime Portfolio	144	209,179	209,323
Multi-Index 2025 Lifetime Portfolio	143	209,615	209,758
Multi-Index 2020 Lifetime Portfolio	161	179,721	179,882
Multi-Index 2015 Lifetime Portfolio	229	97,777	98,006
Multi-Index 2010 Lifetime Portfolio	298	78,552	78,850

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2017, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds' average net assets as follows:

Portfolio	Annual effective rate	Portfolio	Annual effective rate
Multi-Index 2060 Lifetime Portfolio	0.00%	Multi-Index 2030 Lifetime Portfolio	0.01%
Multi-Index 2055 Lifetime Portfolio	0.00%	Multi-Index 2025 Lifetime Portfolio	0.02%
Multi-Index 2050 Lifetime Portfolio	0.00%	Multi-Index 2020 Lifetime Portfolio	0.02%
Multi-Index 2045 Lifetime Portfolio	0.00%	Multi-Index 2015 Lifetime Portfolio	0.02%
Multi-Index 2040 Lifetime Portfolio	0.00%	Multi-Index 2010 Lifetime Portfolio	0.03%
Multi-Index 2035 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       47

following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee
Class 1	0.05%

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Lifetime Portfolio	Class R6	$—	$9
	Class 1	629	—
	Total	$629	$9
Multi-Index 2055 Lifetime Portfolio	Class R6	$—	$9
	Class 1	9,553	—
	Total	$9,553	$9
Multi-Index 2050 Lifetime Portfolio	Class R6	$—	$9
	Class 1	13,103	—
	Total	$13,103	$9
Multi-Index 2045 Lifetime Portfolio	Class R6	$—	$9
	Class 1	20,307	—
	Total	$20,307	$9
Multi-Index 2040 Lifetime Portfolio	Class R6	$—	$9
	Class 1	25,624	—
	Total	$25,624	$9
Multi-Index 2035 Lifetime Portfolio	Class R6	$—	$9
	Class 1	33,327	—
	Total	$33,327	$9
Multi-Index 2030 Lifetime Portfolio	Class R6	$—	$8
	Class 1	41,674	—
	Total	$41,674	$8
Multi-Index 2025 Lifetime Portfolio	Class R6	$—	$8
	Class 1	41,775	—
	Total	$41,775	$8
Multi-Index 2020 Lifetime Portfolio	Class R6	$—	$8
	Class 1	31,255	—
	Total	$31,255	$8
Multi-Index 2015 Lifetime Portfolio	Class R6	$—	$8
	Class 1	11,657	—
	Total	$11,657	$8
Multi-Index 2010 Lifetime Portfolio	Class R6	$—	$8
	Class 1	7,058	—
	Total	$7,058	$8

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       48

Note 5 — Portfolio share transactions

Transactions in Portfolios shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

Multi-Index 2060 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class 1 shares
Sold	341,070	$3,651,990	53,183	$553,140
Distributions reinvested	3,683	39,448	—	—
Repurchased	(106,217)	(1,127,933)	(565)	(6,004)
Net increase	238,536	$2,563,505	52,618	$547,136
Total net increase	238,536	$2,563,505	62,618	$647,136

1 Period from March 30, 2016 (commencement of operations) to August 31, 2016.

Multi-Index 2055 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($102,995)
Net decrease	—	—	(10,000)	($102,995)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,047)
Net decrease	—	—	(10,000)	($103,047)
Class 1 shares
Sold	729,565	$8,018,641	2,142,031	$21,913,197
Distributions reinvested	113,053	1,226,628	30,658	315,781
Repurchased	(65,422)	(713,515)	(110,455)	(1,126,020)
Net increase	777,196	$8,531,754	2,062,234	$21,102,958
Total net increase	777,196	$8,531,754	2,042,234	$20,896,916

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2050 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,753)
Net decrease	—	—	(10,000)	($103,753)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,811)
Net decrease	—	—	(10,000)	($103,811)
Class 1 shares
Sold	883,655	$9,762,603	2,728,941	$28,046,491
Distributions reinvested	159,303	1,739,587	47,537	492,964
Repurchased	(192,574)	(2,137,111)	(155,982)	(1,552,867)
Net increase	850,384	$9,365,079	2,620,496	$26,986,588
Total net increase	850,384	$9,365,079	2,600,496	$26,779,024

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       49

Multi-Index 2045 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,496)
Net decrease	—	—	(10,000)	($103,496)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,554)
Net decrease	—	—	(10,000)	($103,554)
Class 1 shares
Sold	1,211,370	$13,334,689	3,976,383	$40,963,305
Distributions reinvested	254,337	2,764,642	79,934	827,318
Repurchased	(425,092)	(4,675,537)	(188,932)	(1,929,355)
Net increase	1,040,615	$11,423,794	3,867,385	$39,861,268
Total net increase	1,040,615	$11,423,794	3,847,385	$39,654,218

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2040 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,766)
Net decrease	—	—	(10,000)	($103,766)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,825)
Net decrease	—	—	(10,000)	($103,825)
Class 1 shares
Sold	1,559,344	$17,235,823	5,404,201	$55,426,931
Distributions reinvested	314,728	3,433,683	95,794	992,422
Repurchased	(484,216)	(5,364,229)	(448,381)	(4,519,508)
Net increase	1,389,856	$15,305,277	5,051,614	$51,899,845
Total net increase	1,389,856	$15,305,277	5,031,614	$51,692,254

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2035 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,473)
Net decrease	—	—	(10,000)	($103,473)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,530)
Net decrease	—	—	(10,000)	($103,530)
Class 1 shares
Sold	1,913,731	$21,068,412	6,787,058	$69,334,442
Distributions reinvested	423,866	4,594,705	137,677	1,423,582
Repurchased	(404,193)	(4,417,043)	(786,220)	(7,998,492)
Net increase	1,933,404	$21,246,074	6,138,515	$62,759,532
Total net increase	1,933,404	$21,246,074	6,118,515	$62,552,529

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       50

Multi-Index 2030 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,541)
Net decrease	—	—	(10,000)	($103,541)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,598)
Net decrease	—	—	(10,000)	($103,598)
Class 1 shares
Sold	2,123,193	$23,220,653	8,471,784	$86,860,844
Distributions reinvested	525,868	5,668,859	180,857	1,861,020
Repurchased	(625,131)	(6,825,224)	(718,132)	(7,326,878)
Net increase	2,023,930	$22,064,288	7,934,509	$81,394,986
Total net increase	2,023,930	$22,064,288	7,914,509	$81,187,847

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2025 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,778)
Net decrease	—	—	(10,000)	($103,778)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,834)
Net decrease	—	—	(10,000)	($103,834)
Class 1 shares
Sold	1,975,083	$21,458,302	7,871,186	$80,201,528
Distributions reinvested	559,508	5,969,951	214,518	2,196,662
Repurchased	(807,896)	(8,793,624)	(1,153,871)	(11,925,142)
Net increase	1,726,695	$18,634,629	6,931,833	$70,473,048
Total net increase	1,726,695	$18,634,629	6,911,833	$70,265,436

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2020 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,667)
Net decrease	—	—	(10,000)	($103,667)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,720)
Net decrease	—	—	(10,000)	($103,720)
Class 1 shares
Sold	2,086,931	$22,507,754	6,193,003	$63,216,950
Distributions reinvested	424,899	4,482,687	171,066	1,734,606
Repurchased	(1,112,908)	(11,971,710)	(1,229,199)	(12,631,336)
Net increase	1,398,922	$15,018,731	5,134,870	$52,320,220
Total net increase	1,398,922	$15,018,731	5,114,870	$52,112,833

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       51

Multi-Index 2015 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($103,241)
Net decrease	—	—	(10,000)	($103,241)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,293)
Net decrease	—	—	(10,000)	($103,293)
Class 1 shares
Sold	698,268	$7,412,599	3,059,593	$31,083,040
Distributions reinvested	159,172	1,652,202	64,101	642,934
Repurchased	(639,363)	(6,799,743)	(732,747)	(7,532,342)
Net increase	218,077	$2,265,058	2,390,947	$24,193,632
Total net increase	218,077	$2,265,058	2,370,947	$23,987,098

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Multi-Index 2010 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Repurchased	—	—	(10,000)	($102,961)
Net decrease	—	—	(10,000)	($102,961)
Class R4 shares[1]
Repurchased	—	—	(10,000)	($103,012)
Net decrease	—	—	(10,000)	($103,012)
Class 1 shares
Sold	401,386	$4,227,134	2,452,770	$24,790,653
Distributions reinvested	114,361	1,166,484	50,476	502,240
Repurchased	(560,632)	(5,917,974)	(980,318)	(9,991,023)
Net increase (decrease)	(44,885)	($524,356)	1,522,928	$15,301,870
Total net increase (decrease)	(44,885)	($524,356)	1,502,928	$15,095,897

1 Class R2 and R4 shares were liquidated on 6-15-16.

There were no transactions in fund shares for the six months ended February 28, 2017 and the year ended August 31, 2016 for Class R6 shares.

Affiliates of the Trust owned 100% of shares of the portfolios of both Class R6 and Class 1, on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2017.

Portfolio	Purchases	Sales
Multi-Index 2060 Lifetime Portfolio	$3,926,840	$1,254,533
Multi-Index 2055 Lifetime Portfolio	13,426,895	3,667,381
Multi-Index 2050 Lifetime Portfolio	16,770,432	5,769,883
Multi-Index 2045 Lifetime Portfolio	23,911,237	10,099,450
Multi-Index 2040 Lifetime Portfolio	30,656,838	12,269,386
Multi-Index 2035 Lifetime Portfolio	42,885,698	18,397,175
Multi-Index 2030 Lifetime Portfolio	52,250,781	26,596,695
Multi-Index 2025 Lifetime Portfolio	46,991,277	25,593,727
Multi-Index 2020 Lifetime Portfolio	40,468,016	24,576,762
Multi-Index 2015 Lifetime Portfolio	14,152,789	11,843,621
Multi-Index 2010 Lifetime Portfolio	8,366,920	9,131,005

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       52

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. For the six months ended February 28, 2017, the portfolios did not hold 5% or more of the net assets of any of the underlying funds.

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2060 Lifetime Portfolio
Strategic Equity Allocation	31,276	178,461	(48,926)	160,811	$28,644	$118,924	($10,843)	$2,085,713
Multi-Index 2055 Lifetime Portfolio
Strategic Equity Allocation	1,609,354	518,030	(27,620)	2,099,764	$432,891	$1,797,263	($29,365)	$27,233,938
Multi-Index 2050 Lifetime Portfolio
Strategic Equity Allocation	2,233,110	623,040	(63,904)	2,792,246	$597,746	$2,481,704	($77,897)	$36,215,425
Multi-Index 2045 Lifetime Portfolio
Strategic Equity Allocation	3,543,259	880,335	(162,971)	4,260,623	$926,907	$3,848,300	($186,298)	$55,260,286
Multi-Index 2040 Lifetime Portfolio
Strategic Equity Allocation	4,469,998	1,124,968	(176,664)	5,418,302	$1,156,649	$4,802,137	($142,074)	$70,275,377
Multi-Index 2035 Lifetime Portfolio
Strategic Equity Allocation	5,515,795	1,327,650	(304,074)	6,539,371	$1,391,891	$5,778,807	($177,711)	$84,815,638
Multi-Index 2030 Lifetime Portfolio
Strategic Equity Allocation	6,334,330	1,310,889	(407,384)	7,237,835	$1,563,119	$6,489,704	($237,255)	$93,874,729
Multi-Index 2025 Lifetime Portfolio
Strategic Equity Allocation	5,547,088	1,043,021	(481,356)	6,108,753	$1,328,152	$5,514,178	($246,716)	$79,230,523
Multi-Index 2020 Lifetime Portfolio
Strategic Equity Allocation	3,451,719	765,823	(475,835)	3,741,707	$803,787	$3,337,135	($267,774)	$48,529,938
Multi-Index 2015 Lifetime Portfolio
Strategic Equity Allocation	1,106,008	245,269	(275,379)	1,075,898	$229,826	$954,185	($81,831)	$13,954,394
Multi-Index 2010 Lifetime Portfolio
Strategic Equity Allocation	578,202	137,607	(185,267)	530,542	$116,882	$485,269	($1,812)	$6,881,128

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments..

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       53

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF355089	RL2SA 2/17 4/17

John Hancock

Multi-Index Preservation Portfolios

(formerly John Hancock Retirement Choices Portfolios)

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

In fixed income, yields jumped sharply higher postelection. In fact, yields on 10-year U.S. Treasuries climbed above 2.60% in March, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the challenges are more significant. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds and somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Discussion of portfolio performance
9	Multi-Index 2060 Preservation Portfolio
10	Multi-Index 2055 Preservation Portfolio
11	Multi-Index 2050 Preservation Portfolio
12	Multi-Index 2045 Preservation Portfolio
13	Multi-Index 2040 Preservation Portfolio
14	Multi-Index 2035 Preservation Portfolio
15	Multi-Index 2030 Preservation Portfolio
16	Multi-Index 2025 Preservation Portfolio
17	Multi-Index 2020 Preservation Portfolio
18	Multi-Index Income Preservation Portfolio
19	Your expenses
23	Portfolios' investments
27	Financial statements
35	Financial highlights
45	Notes to financial statements
58	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       1

Multi-Index Preservation Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended February 28, 2017?

The major asset classes experienced widely divergent results in the semiannual period, ranging from double-digit gains for small-cap stocks to negative returns for investment-grade bonds. Donald Trump's victory in the U.S. presidential election, together with the Republican sweep of Congress, was the key driver of this disparity. In the weeks following the election, investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation, fueling a gain of 10.01% for the S&P 500 Index for the full period. Small-cap stocks performed particularly well in the postelection rally and closed with a return of 12.61%, based on the Russell 2000 Index. Smaller companies were propelled by the combination of their higher sensitivity to domestic economic trends and their lower exposure to the rising U.S. dollar. At the style level, value stocks outpaced their growth counterparts.

Improving investor sentiment—together with signs of stronger growth overseas—also contributed to positive returns for non-U.S. stocks. However, the gains were dampened considerably by the significant weakness in foreign currencies relative to the U.S. dollar. The MSCI EAFE Index, a measure of performance for the developed foreign markets, rose 5.01%, while the MSCI Emerging Markets Index climbed 5.65%.

The election results had a much different impact on the bond market, as the prospect of accelerating growth raised the specter of a more aggressive interest-rate policy by the U.S. Federal Reserve. The prices of rate-sensitive securities such as U.S. Treasuries and investment-grade corporate bonds fell sharply in the weeks immediately following the November 8 vote, leading to a loss of 2.19% for the Bloomberg Barclays U.S. Aggregate Bond Index. Emerging-market bonds also lost ground in November, resulting in a slightly negative return for the period. However, domestic high-yield bonds—which are helped by improving economic growth and are less sensitive to interest-rate fluctuations—produced a gain of 5.54%, as gauged by the BofA Merrill Lynch U.S. High Yield Master II Index.

How did the portfolios perform for the period?

The portfolios' glide path is designed for investors who are interested in reevaluating their financial planning needs on retirement and who potentially desire the flexibility to pursue a different retirement spending approach (for example, the purchase of an annuity). Accordingly, the glide paths are constructed with the dual objective of wealth creation in the longer-dated portfolios and increasingly protecting capital as the target date approaches. This is a function of our belief that the potential lump-sum liquidation of accumulated assets at retirement necessitates an increasing focus on minimizing downside risk and results in a glide path that dramatically reduces equity exposure as the target date approaches.

The portfolios performed in line with their objectives for the period, producing positive returns. Consistent with an environment in which stocks outpaced bonds by a wide margin, the longer-dated portfolios—which have a higher allocation to equities—generated robust gains; the shorter-dated portfolios produced low, but positive, absolute returns. Despite their fixed-income focus, the portfolios'

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       3

shorter duration bias and strategic allocations to equities and credit (a function of our broader asset class approach) helped them withstand an environment in which the Bloomberg Barclays U.S. Aggregate Bond Index finished in the red.

How were the portfolios positioned as of the end of the period?

We made no material changes to the core composition of the portfolios during the past six months. As always, we favor a globally diversified approach, with representation from a range of the world's traditional and alternative asset classes and investment strategies. We believe special care should be taken to maintain a portfolio that can reasonably withstand unexpected shocks that might occur in the economic or geopolitical landscape, consistent with the level of risk investors are comfortable taking.

We believe equities remain a more desirable asset class than bonds in the current environment. The U.S. stock market has defied consensus expectations and risen significantly since the presidential election, as investors adopted a glass is half full stance regarding potential Trump administration initiatives. While the rally has caused valuations to increase, this concern could be mitigated by stronger corporate earnings.

We hold a moderately favorable view on Europe and Japan, where central banks are keen to maintain accommodative monetary policies and valuations appear more attractive than in the United States. However, headline risks—such as bank stress and slow economic growth—mute our enthusiasm somewhat.

Our view on emerging markets has been improving, as economic growth forecasts for some countries are being revised up for the first time in years. In addition, corporations' earnings and returns on equity have begun to improve. We would also note that central banks in the emerging-market universe have more room than their developed-market counterparts to reduce interest rates and provide liquidity. Not least, we think valuations in the asset class remain attractive despite the healthy recent gains for the MSCI Emerging Markets Index.

We hold a less favorable outlook on global sovereign fixed income, given that interest rates have been artificially suppressed by central banks for so long. U.S. Treasury yields rose sharply in November, mitigating some of our short-term valuation concerns, but our longer-term doubts remain in place.

Why did the name of the portfolios change?

Effective February 1, 2017, John Hancock Retirement Choices Portfolios were renamed John Hancock Multi-Index Preservation Portfolios. The move was made to reflect the focus on both our multimanager approach and the portfolios' objective to limit downside risk in the years leading up to retirement.

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.06%. The custom blended benchmark gained 6.79%,1,2 and the Morningstar target-date 2060+ fund category average rose 7.09%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was a small detractor. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       4

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 7.00%. The custom blended benchmark gained 6.79%,1,2 and the Morningstar target-date 2055 fund category average rose 6.88%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was a small detractor. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 6.99%. The custom blended benchmark gained 6.79%,1,2 and the Morningstar target-date 2050 fund category average rose 6.69%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was a small detractor. An overweight in developed-market international equities detracted, as did underweight

MULTI-INDEX PRESERVATION PORTFOLIOS 2060-2020 AND INCOME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/17

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       5

allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 6.94%. The custom blended benchmark gained 6.75%,1,2 and the Morningstar target-date 2045 fund category average rose 6.70%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was a small detractor. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 6.67%. The custom blended benchmark gained 6.28%,1,2 and the Morningstar target-date 2040 fund category average rose 6.29%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was a small detractor. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 6.02%. The custom blended benchmark gained 5.64%,1,2 and the Morningstar target-date 2035 fund category average rose 5.92%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We

Market index total returns

For the six months ended 2/28/17

U.S. Stocks	S&P 500 Index	10.01%
	Russell Midcap Index	8.91%
	Russell 2000 Index	12.61%
	FTSE NAREIT All Equity REIT Index	-0.72%
International Stocks	MSCI EAFE Index	5.01%
	MSCI Emerging Markets Index	5.65%
	MSCI EAFE Small Cap Index	5.99%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-2.19%
	Bank of America Merrill Lynch US. High Yield Master II Index	5.54%
	JPMorgan Global Government Bonds Unhedged Index	-6.57%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       6

dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity, and holding a corresponding overweight in high-yield bonds and term loans. Both asset classes bucked the broader trend and finished with gains, providing a boost to the portfolio's relative performance.

Positioning in equities was neutral overall. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 4.79%. The custom blended benchmark gained 4.37%,1,2 and the Morningstar target-date 2030 fund category average rose 5.00%.3

The portfolio's outperformance versus the benchmark stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity. We had a corresponding overweight in shorter-term issues, which held up better in a difficult environment due to their lower sensitivity to interest-rate movements relative to intermediate- and longer-term issues. We also held overweight allocations to high-yield bonds and term loans, both of which bucked the broader trend and finished with gains.

Positioning in equities was a small contributor. An overweight in developed-market international equities detracted, as did underweight allocations to small- and mid-cap U.S. stocks. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 3.00%. The custom blended benchmark gained 2.30%,1,2 and the Morningstar target-date 2025 fund category average rose 4.20%.3

The portfolio's benchmark-relative outperformance stemmed largely from the effectiveness of positioning in fixed income. We dampened the impact of the downturn by maintaining an underweight in core bonds, which have a high degree of interest-rate sensitivity. We had a corresponding overweight in shorter-term issues, which held up better in a difficult environment due to their lower sensitivity to interest-rate movements relative to intermediate- and longer-term issues. We also held overweight allocations to high-yield bonds and term loans, both of which bucked the broader trend and finished with gains.

The portfolio was overweight in equities, which contributed positively amid the general strength in stock prices; however, an overweight in developed-market international equities detracted. Our dedicated sector positioning contributed positively, with positions in financial, technology, and natural resource stocks offsetting a weaker showing from real estate investment trusts.

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 1.01%. The custom blended benchmark declined 0.05%,1,2 and the Morningstar target-date 2020 fund category average rose 3.22%.3

The portfolio outpaced its benchmark and produced a positive return despite the broader weakness in the bond market. We dampened the impact of the downturn by holding an underweight in core bonds, which have a high degree of interest-rate sensitivity. We had a corresponding overweight in shorter-term issues, which held up better in a difficult environment due to their lower sensitivity to interest-rate movements relative to intermediate- and longer-term issues. We also held overweight allocations to high-yield bonds and term loans, both of which bucked the broader trend and finished with gains.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       7

The portfolio was overweight in equities, which contributed positively amid the general strength in stock prices. However, an overweight in developed-market international equities detracted.

MULTI-INDEX INCOME PRESERVATION PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class 1 shares returned 0.25%. The custom blended benchmark declined by 1.34%,1,2 and the Morningstar target-date fund retirement category average rose 1.80%.3

The portfolio outpaced its benchmark and produced a positive return despite the broader weakness in the bond market. We dampened the impact of the downturn by holding an underweight in core bonds, which have a high degree of interest-rate sensitivity. We had a corresponding overweight in shorter-term issues, which held up better in a difficult environment due to their lower sensitivity to interest-rate movements relative to intermediate- and longer-term issues. We also held overweight allocations to high-yield bonds and term loans, both of which bucked the broader trend and finished with gains. The portfolio had a modest overweight in equities, which contributed positively amid the general strength in stock prices.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Bloomberg Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectus for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       8

Multi-Index 2060 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.0%
Equity	70.1%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	27.9%
Fixed Income	16.9%
Equity	11.0%
Short-term investments	1.1%
Money market funds	1.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Cumulative returns
6-months	6.79	6.79	6.87	7.00	7.06	10.01	-2.19	6.79
Since inception	12.77	12.98	13.07	13.31	13.27	17.32	0.70	13.70

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	2.38	2.13	1.98	1.63	1.66
Net (%)	1.12	0.87	0.62	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       9

Multi-Index 2055 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.5%
Equity	70.6%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.4%
Fixed Income	17.1%
Equity	11.3%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	20.19	20.59	20.58	20.88	20.84	24.98	1.42	20.02
Since inception	5.64	5.92	6.06	6.28	6.20	10.73	2.81	6.63
Cumulative returns
6-months	6.72	6.88	6.88	7.05	7.00	10.01	-2.19	6.79
Since inception	17.46	18.37	18.83	19.55	19.28	34.81	8.48	20.71

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.57	1.32	1.17	0.82	0.85
Net (%)	1.13	0.88	0.63	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       10

Multi-Index 2050 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.4%
Equity	70.5%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.5%
Fixed Income	17.2%
Equity	11.3%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	20.13	20.44	20.64	20.83	20.87	24.98	1.42	20.02
5-year	7.79	7.71	8.32	8.41	8.52	14.01	2.24	9.38
Since inception	6.47	5.95	7.09	6.96	7.25	12.32	3.11	7.93
Cumulative returns
6-months	6.72	6.81	6.92	6.95	6.99	10.01	-2.19	6.79
5-year	45.51	44.96	49.15	49.75	50.48	92.63	11.69	56.57
Since inception	44.20	40.11	49.15	48.15	50.48	97.04	19.58	56.17

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.44	1.19	1.04	0.69	0.72
Net (%)	1.13	0.88	0.63	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       11

Multi-Index 2045 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.05% Russell 3000 Index, 24.45% MSCI AC World ex-US Index, 18.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	70.8%
Equity	70.1%
Fixed Income	0.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	29.2%
Fixed Income	17.9%
Equity	11.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	19.90	20.19	20.70	20.82	20.76	24.98	1.42	19.98
5-year	7.67	7.63	8.34	8.17	8.50	14.01	2.24	9.37
Since inception	7.17	6.39	8.11	6.98	8.23	12.71	3.46	8.99
Cumulative returns
6-months	6.60	6.77	6.94	6.91	6.94	10.01	-2.19	6.75
5-year	44.67	44.45	49.29	48.06	50.40	92.63	11.69	56.52
Since inception	60.51	52.76	70.43	58.64	71.70	126.61	26.15	80.13

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.18	1.03	0.68	0.71
Net (%)	1.12	0.87	0.62	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       12

Multi-Index 2040 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 54.60% Russell 3000 Index, 23.40% MSCI AC World ex-US Index, 22.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	68.2%
Equity	67.6%
Fixed Income	0.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	31.8%
Fixed Income	20.7%
Equity	11.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	19.44	19.87	19.98	20.12	20.13	24.98	1.42	19.09
5-year	7.62	7.63	8.24	8.06	8.40	14.01	2.24	9.21
Since inception	7.14	6.65	8.04	6.95	8.15	12.71	3.46	8.86
Cumulative returns
6-months	6.40	6.52	6.67	6.65	6.67	10.01	-2.19	6.28
5-year	44.37	44.42	48.59	47.33	49.70	92.63	11.69	55.32
Since inception	60.20	55.30	69.61	58.34	70.87	126.61	26.15	78.68

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.70
Net (%)	1.11	0.86	0.61	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       13

Multi-Index 2035 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 49.70% Russell 3000 Index, 21.30% MSCI AC World ex-US Index, 29.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	63.0%
Equity	61.8%
Fixed Income	1.2%
Unaffiliated Investment Companies/ Exchange Traded Funds	36.9%
Fixed Income	26.9%
Equity	10.0%
Short-term investments	0.1%
Money market funds	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	17.82	18.14	18.55	18.74	18.69	24.98	1.42	17.70
5-year	7.22	7.27	7.87	7.87	8.03	14.01	2.24	8.84
Since inception	6.88	6.43	7.75	7.17	7.87	12.71	3.46	8.58
Cumulative returns
6-months	5.67	5.78	5.95	6.07	6.02	10.01	-2.19	5.64
5-year	41.72	42.04	46.07	46.03	47.16	92.63	11.69	52.73
Since inception	57.55	53.14	66.61	60.51	67.85	126.61	26.15	75.56

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.70
Net (%)	1.11	0.86	0.61	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       14

Multi-Index 2030 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 41.30% Russell 3000 Index, 17.70% MSCI AC World ex-US Index, 41.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	52.5%
Equity	51.3%
Fixed Income	1.2%
Unaffiliated Investment Companies/ Exchange Traded Funds	47.5%
Fixed Income	38.6%
Equity	8.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	15.33	15.63	16.04	16.22	16.17	24.98	1.42	15.11
5-year	6.53	6.63	7.19	7.20	7.34	14.01	2.24	8.08
Since inception	6.37	6.10	7.24	6.75	7.35	12.71	3.46	8.02
Cumulative returns
6-months	4.46	4.64	4.81	4.92	4.79	10.01	-2.19	4.37
5-year	37.22	37.82	41.49	41.54	42.52	92.63	11.69	47.49
Since inception	52.51	49.89	61.22	56.25	62.39	126.61	26.15	69.42

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.01	0.66	0.70
Net (%)	1.11	0.86	0.61	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       15

Multi-Index 2025 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 28.00% Russell 3000 Index, 12.00% MSCI AC World ex-US Index, 60.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	36.5%
Equity	34.6%
Fixed Income	1.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	63.5%
Fixed Income	56.8%
Equity	6.7%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	11.16	11.62	11.80	12.03	12.06	24.98	1.42	10.81
5-year	5.34	5.53	5.98	6.04	6.16	14.01	2.24	6.76
Since inception	5.49	5.30	6.33	6.00	6.46	12.71	3.46	7.02
Cumulative returns
6-months	2.59	2.86	2.87	2.97	3.00	10.01	-2.19	2.30
5-year	29.71	30.91	33.70	34.06	34.80	92.63	11.69	38.72
Since inception	44.12	42.32	52.13	48.95	53.38	126.61	26.15	58.99

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.69
Net (%)	1.10	0.85	0.60	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       16

Multi-Index 2020 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 12.60% Russell 3000 Index, 5.40% MSCI AC World ex-US Index, 82.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	19.2%
Equity	17.4%
Fixed Income	1.8%
Unaffiliated Investment Companies/ Exchange Traded Funds	80.8%
Fixed Income	77.2%
Equity	3.6%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.23	7.28	7.64	7.75	7.70	24.98	1.42	6.04
5-year	3.88	3.91	4.42	4.46	4.58	14.01	2.24	5.04
Since inception	4.33	4.03	5.11	4.69	5.22	12.71	3.46	5.70
Cumulative returns
6-months	0.76	0.88	0.97	1.06	1.01	10.01	-2.19	0.05
5-year	20.95	21.16	24.17	24.40	25.07	92.63	11.69	27.89
Since inception	33.61	31.00	40.55	36.82	41.57	126.61	26.15	46.09

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.69
Net (%)	1.08	0.83	0.58	0.33	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       17

Multi-Index Income Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI AC World ex-US Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	7.5%
Equity	5.5%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	92.5%
Fixed Income	86.0%
Equity	6.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-17 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	3.95	4.04	4.34	4.44	4.48	24.98	1.42	3.13
5-year	2.24	2.34	2.78	2.77	2.96	14.01	2.24	3.33
Since inception	2.98	2.81	3.78	3.20	3.92	12.71	3.46	4.33
Cumulative returns
6-months	-0.06	0.02	0.13	0.30	0.25	10.01	-2.19	-1.34
5-year	11.70	12.26	14.71	14.62	15.71	92.63	11.69	17.82
Since inception	22.26	20.83	28.90	24.00	30.02	126.61	26.15	33.63

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.21	1.06	0.71	0.74
Net (%)	1.09	0.84	0.59	0.34	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       18

Your expenses

As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2016 through February 28, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       19

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multi-Index 2060 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,067.90	$2.67	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R2	Actual	1,000.00	1,067.90	1.38	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Class R4	Actual	1,000.00	1,068.70	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual	1,000.00	1,070.00	0.00	0.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual	1,000.00	1,070.60	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2055 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,067.20	$2.67	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R2	Actual	1,000.00	1,068.80	1.38	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Class R4	Actual	1,000.00	1,068.80	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual	1,000.00	1,070.50	0.00	0.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual	1,000.00	1,070.00	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2050 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,067.20	$3.18	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Class R2	Actual	1,000.00	1,068.10	1.90	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%
Class R4	Actual	1,000.00	1,069.20	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual	1,000.00	1,069.50	0.00	0.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual	1,000.00	1,069.90	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,066.00	$3.74	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Class R2	Actual	1,000.00	1,067.70	2.56	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual	1,000.00	1,069.40	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual	1,000.00	1,069.10	0.00	0.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual	1,000.00	1,069.40	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multi-Index 2040 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,064.00	$3.02	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Class R2	Actual	1,000.00	1,065.20	1.69	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R4	Actual	1,000.00	1,066.70	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual	1,000.00	1,066.50	0.00	0.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual	1,000.00	1,066.70	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2035 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,056.70	$3.93	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class R2	Actual	1,000.00	1,057.80	2.65	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R4	Actual	1,000.00	1,059.50	0.97	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual	1,000.00	1,060.70	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual	1,000.00	1,060.20	0.36	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Multi-Index 2030 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,044.60	$4.11	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class R2	Actual	1,000.00	1,046.40	2.84	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
Class R4	Actual	1,000.00	1,048.10	1.17	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.15	0.23%
Class R6	Actual	1,000.00	1,049.20	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,047.90	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Multi-Index 2025 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,025.90	$4.42	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Class R2	Actual	1,000.00	1,028.60	2.36	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class R4	Actual	1,000.00	1,028.70	1.51	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Class R6	Actual	1,000.00	1,029.70	0.65	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%
Class 1	Actual	1,000.00	1,030.00	0.91	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multi-Index 2020 Preservation Portfolio
Class R1	Actual	$1,000.00	$1,007.60	$3.68	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class R2	Actual	1,000.00	1,008.80	3.49	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Class R4	Actual	1,000.00	1,009.70	1.79	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%
Class R6	Actual	1,000.00	1,010.60	1.00	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.00	0.20%
Class 1	Actual	1,000.00	1,010.10	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Multi-Index Income Preservation Portfolio
Class R1	Actual	$1,000.00	$999.40	3.92	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1.020.90	3.96	0.79%
Class R2	Actual	1,000.00	1,000.20	3.07	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Class R4	Actual	1,000.00	1,001.30	2.08	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class R6	Actual	1,000.00	1,003.00	1.24	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class 1	Actual	1,000.00	1,002.50	1.49	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Multi-Index 2060 Preservation	Multi-Index 2055 Preservation	Multi-Index 2050 Preservation	Multi-Index 2045 Preservation	Multi-Index 2040 Preservation	Multi-Index 2035 Preservation	Multi-Index 2030 Preservation	Multi-Index 2025 Preservation	Multi-Index 2020 Preservation	Multi-Index Income Preservation
2-28-17	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%	0.06%- 0.65%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       22

Portfolios' investments

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2060 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	733,120	$9,508,567
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	12,422	117,640
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,555,073)		$9,626,207
UNAFFILIATED INVESTMENT COMPANIES - 28.2%
EXCHANGE-TRADED FUNDS - 28.2%
Financial Select Sector SPDR Fund	3,914	96,050
iShares Edge MSCI Min Vol USA ETF	7,113	340,499
iShares iBoxx $ Investment Grade Corporate Bond ETF	563	66,761
PowerShares Senior Loan Portfolio	11,428	267,072
SPDR Bloomberg Barclays High Yield Bond ETF	19,729	734,313
Vanguard Dividend Appreciation ETF	2,500	226,075
Vanguard Energy ETF	866	85,188
Vanguard FTSE Emerging Markets ETF	8,720	337,377
Vanguard Health Care ETF	820	113,562
Vanguard Information Technology ETF	1,411	187,663
Vanguard Intermediate-Term Corporate Bond ETF	3,312	286,885
Vanguard Materials ETF	239	28,439
Vanguard REIT ETF	979	83,470
Vanguard Total Bond Market ETF	11,447	930,298
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,694,625)		$3,783,652
SHORT-TERM INVESTMENTS - 1.1%
MONEY MARKET FUNDS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	150,765	150,765
TOTAL SHORT-TERM INVESTMENTS (Cost $150,765)		$150,765
Total investments (Cost $13,400,463) - 100.9%		$13,560,624
Other assets and liabilities, net - (0.9%)		(117,324)
TOTAL NET ASSETS - 100.0%		$13,443,300

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2055 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.5%
EQUITY - 70.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	10,164,810	$131,837,583
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	172,656	1,635,053
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,064,972)		$133,472,636
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
EXCHANGE-TRADED FUNDS - 28.5%
Financial Select Sector SPDR Fund	55,389	1,359,246
iShares Edge MSCI Min Vol USA ETF	100,094	4,791,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,892	935,834
PowerShares Senior Loan Portfolio	160,154	3,742,799
SPDR Bloomberg Barclays High Yield Bond ETF	276,493	10,291,069
Vanguard Dividend Appreciation ETF	35,201	3,183,226
Vanguard Energy ETF	12,230	1,203,065
Vanguard FTSE Emerging Markets ETF	122,214	$4,728,460
Vanguard Health Care ETF	11,716	1,622,549
Vanguard Information Technology ETF	19,815	2,635,395
Vanguard Intermediate-Term Corporate Bond ETF	46,425	4,021,334
Vanguard Materials ETF	3,358	399,568
Vanguard REIT ETF	13,900	1,185,114
Vanguard Total Bond Market ETF	160,426	13,037,820
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $50,726,724)		$53,136,979
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	185,911	185,911
TOTAL SHORT-TERM INVESTMENTS (Cost $185,911)		$185,911
Total investments (Cost $182,977,607) - 100.1%		$186,795,526
Other assets and liabilities, net - (0.1%)		(164,124)
TOTAL NET ASSETS - 100.0%		$186,631,402
Percentages are based upon net assets.

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2050 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.5%
EQUITY - 70.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	30,613,731	$397,060,091
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	520,188	4,926,178
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $368,140,538)		$401,986,269
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
EXCHANGE-TRADED FUNDS - 28.5%
Financial Select Sector SPDR Fund	165,793	4,068,560
iShares Edge MSCI Min Vol USA ETF	302,261	14,469,234
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,822	2,824,813
PowerShares Senior Loan Portfolio	482,522	11,276,539
SPDR Bloomberg Barclays High Yield Bond ETF	833,349	31,017,250
Vanguard Dividend Appreciation ETF	105,896	9,576,175
Vanguard Energy ETF	36,879	3,627,787
Vanguard FTSE Emerging Markets ETF	368,211	14,246,084
Vanguard Health Care ETF	35,222	4,877,895
Vanguard Information Technology ETF	59,651	7,933,583
Vanguard Intermediate-Term Corporate Bond ETF	140,054	12,131,477
Vanguard Materials ETF	10,118	1,203,941
Vanguard REIT ETF	41,913	3,573,502
Vanguard Total Bond Market ETF	483,514	39,295,184
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $150,656,715)		$160,122,024
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	496,878	496,878
TOTAL SHORT-TERM INVESTMENTS (Cost $496,878)		$496,878
Total investments (Cost $519,294,131) - 100.1%		$562,605,171
Other assets and liabilities, net - (0.1%)		(796,367)
TOTAL NET ASSETS - 100.0%		$561,808,804

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       23

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2045 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.9%
EQUITY - 70.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	39,125,789	$507,461,479
FIXED INCOME - 0.7%
Short Term Government Income, Class NAV (JHAM) (A)(1)	515,648	4,883,190
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $456,515,161)		$512,344,669
UNAFFILIATED INVESTMENT COMPANIES - 29.2%
EXCHANGE-TRADED FUNDS - 29.2%
Financial Select Sector SPDR Fund	213,298	5,234,333
iShares Edge MSCI Min Vol USA ETF	388,811	18,612,383
iShares iBoxx $ Investment Grade Corporate Bond ETF	47,394	5,619,982
PowerShares Senior Loan Portfolio	637,289	14,893,444
SPDR Bloomberg Barclays High Yield Bond ETF	1,102,768	41,045,025
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	121,672	3,724,380
Vanguard Dividend Appreciation ETF	136,915	12,381,223
Vanguard Energy ETF	47,166	4,639,719
Vanguard FTSE Emerging Markets ETF	466,089	18,032,983
Vanguard Health Care ETF	45,423	6,290,631
Vanguard Information Technology ETF	77,045	10,246,985
Vanguard Intermediate-Term Bond ETF	58,436	4,895,768
Vanguard Intermediate-Term Corporate Bond ETF	176,737	15,308,959
Vanguard Materials ETF	12,918	1,537,113
Vanguard REIT ETF	53,632	4,572,664
Vanguard Total Bond Market ETF	540,110	43,894,739
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $196,606,310)		$210,930,331
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	179,221	179,221
TOTAL SHORT-TERM INVESTMENTS (Cost $179,221)		$179,221
Total investments (Cost $653,300,692) - 100.1%		$723,454,221
Other assets and liabilities, net - (0.1%)		(615,047)
TOTAL NET ASSETS - 100.0%		$722,839,174

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2040 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 68.3%
EQUITY - 67.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	49,475,106	$641,692,130
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	620,003	5,871,432
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $572,964,220)		$647,563,562
UNAFFILIATED INVESTMENT COMPANIES - 31.7%
EXCHANGE-TRADED FUNDS - 31.7%
Financial Select Sector SPDR Fund	270,568	6,639,739
iShares Edge MSCI Min Vol USA ETF	493,587	23,628,010
iShares iBoxx $ Investment Grade Corporate Bond ETF	71,903	8,526,258
PowerShares Senior Loan Portfolio	851,427	$19,897,849
SPDR Bloomberg Barclays High Yield Bond ETF	1,261,232	46,943,055
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	440,576	13,486,031
Vanguard Dividend Appreciation ETF	173,607	15,699,281
Vanguard Energy ETF	60,192	5,921,087
Vanguard FTSE Emerging Markets ETF	631,123	24,418,149
Vanguard Health Care ETF	57,005	7,894,622
Vanguard Information Technology ETF	97,430	12,958,059
Vanguard Intermediate-Term Bond ETF	233,390	19,553,414
Vanguard Intermediate-Term Corporate Bond ETF	237,518	20,573,809
Vanguard Materials ETF	16,454	1,957,861
Vanguard REIT ETF	68,032	5,800,408
Vanguard Total Bond Market ETF	829,057	67,377,462
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $282,957,905)		$301,275,094
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $855,923,127) - 100.0%		$948,839,658
Other assets and liabilities, net - 0.0%		(385,715)
TOTAL NET ASSETS - 100.0%		$948,453,943

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2035 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.0%
EQUITY - 61.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	58,535,640	$759,207,254
FIXED INCOME - 1.2%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,523,567	14,428,180
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $671,044,470)		$773,635,434
UNAFFILIATED INVESTMENT COMPANIES - 36.9%
EXCHANGE-TRADED FUNDS - 36.9%
Financial Select Sector SPDR Fund	313,969	7,704,799
iShares Edge MSCI Min Vol USA ETF	571,012	27,334,344
iShares iBoxx $ Investment Grade Corporate Bond ETF	117,166	13,893,544
PowerShares Senior Loan Portfolio	1,129,004	26,384,823
SPDR Bloomberg Barclays High Yield Bond ETF	1,487,543	55,366,350
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,380,052	42,243,392
Vanguard Dividend Appreciation ETF	201,031	18,179,233
Vanguard Energy ETF	69,110	6,798,351
Vanguard FTSE Emerging Markets ETF	747,395	28,916,713
Vanguard Health Care ETF	66,694	9,236,452
Vanguard Information Technology ETF	114,391	15,214,003
Vanguard Intermediate-Term Bond ETF	404,529	33,891,440
Vanguard Intermediate-Term Corporate Bond ETF	630,881	54,646,912
Vanguard Materials ETF	19,103	2,273,067
Vanguard REIT ETF	79,466	6,775,271
Vanguard Short-Term Corporate Bond ETF	45,637	3,640,920
Vanguard Total Bond Market ETF	1,249,244	101,526,060
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $432,825,088)		$454,025,674

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       24

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	768,437	$768,437
TOTAL SHORT-TERM INVESTMENTS (Cost $768,437)		$768,437
Total investments (Cost $1,104,637,995) - 100.0%		$1,228,429,545
Other assets and liabilities, net - 0.0%		(478,120)
TOTAL NET ASSETS - 100.0%		$1,227,951,425

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2030 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 52.5%
EQUITY - 51.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	58,169,961	$754,464,396
FIXED INCOME - 1.2%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,837,963	17,405,509
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $655,967,653)		$771,869,905
UNAFFILIATED INVESTMENT COMPANIES - 47.5%
EXCHANGE-TRADED FUNDS - 47.5%
Financial Select Sector SPDR Fund	306,274	7,515,964
iShares Edge MSCI Min Vol USA ETF	628,619	30,091,992
iShares iBoxx $ Investment Grade Corporate Bond ETF	232,379	27,555,502
PowerShares Senior Loan Portfolio	1,367,231	31,952,188
SPDR Bloomberg Barclays High Yield Bond ETF	1,598,733	59,504,842
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,404,930	43,004,907
Vanguard Dividend Appreciation ETF	220,909	19,976,801
Vanguard Energy ETF	66,448	6,536,490
Vanguard FTSE Emerging Markets ETF	899,371	34,796,664
Vanguard Health Care ETF	64,213	8,892,858
Vanguard Information Technology ETF	110,824	14,739,459
Vanguard Intermediate-Term Bond ETF	813,110	68,122,356
Vanguard Intermediate-Term Corporate Bond ETF	983,130	85,158,721
Vanguard Materials ETF	18,463	2,196,912
Vanguard REIT ETF	76,646	6,534,838
Vanguard Short-Term Bond ETF	606,001	48,316,460
Vanguard Short-Term Corporate Bond ETF	539,232	43,019,929
Vanguard Total Bond Market ETF	1,985,847	161,389,786
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $677,926,454)		$699,306,669
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $1,333,895,109) - 100.0%		$1,471,177,576
Other assets and liabilities, net - 0.0%		274,706
TOTAL NET ASSETS - 100.0%		$1,471,452,282

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2025 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 36.5%
EQUITY - 34.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	40,424,352	$524,303,850
FIXED INCOME - 1.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	3,039,744	28,786,373
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $451,780,851)		$553,090,223
UNAFFILIATED INVESTMENT COMPANIES - 63.5%
EXCHANGE-TRADED FUNDS - 63.5%
Financial Select Sector SPDR Fund	225,801	5,541,157
iShares Edge MSCI Min Vol USA ETF	534,643	25,593,360
iShares iBoxx $ Investment Grade Corporate Bond ETF	318,960	37,822,277
PowerShares Senior Loan Portfolio	1,390,139	32,487,548
SPDR Bloomberg Barclays High Yield Bond ETF	1,403,436	52,235,888
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,344,755	71,772,951
Vanguard Dividend Appreciation ETF	187,879	16,989,898
Vanguard Energy ETF	49,993	4,917,811
Vanguard FTSE Emerging Markets ETF	636,617	24,630,712
Vanguard Health Care ETF	47,332	6,555,009
Vanguard Information Technology ETF	81,173	10,796,009
Vanguard Intermediate-Term Bond ETF	917,512	76,869,155
Vanguard Intermediate-Term Corporate Bond ETF	1,824,631	158,049,537
Vanguard Materials ETF	13,732	1,633,971
Vanguard REIT ETF	56,488	4,816,167
Vanguard Short-Term Bond ETF	1,344,921	107,230,551
Vanguard Short-Term Corporate Bond ETF	898,829	71,708,498
Vanguard Total Bond Market ETF	3,120,437	253,597,915
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $948,307,897)		$963,248,414
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $1,400,089,750) - 100.0%		$1,516,339,639
Other assets and liabilities, net - 0.0%		(712,821)
TOTAL NET ASSETS - 100.0%		$1,515,626,818

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index 2020 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 19.2%
EQUITY - 17.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	12,596,035	$163,370,571
FIXED INCOME - 1.8%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,795,748	17,005,729
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $143,787,081)		$180,376,300
UNAFFILIATED INVESTMENT COMPANIES - 80.9%
EXCHANGE-TRADED FUNDS - 80.9%
Financial Select Sector SPDR Fund	64,418	1,580,818
iShares Edge MSCI Min Vol USA ETF	201,431	9,642,502

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       25

	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF	247,908	$29,396,931
iShares TIPS Bond ETF	49,502	5,675,404
PowerShares Senior Loan Portfolio	859,266	20,081,046
SPDR Bloomberg Barclays High Yield Bond ETF	812,341	30,235,332
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,346,426	71,824,100
Vanguard Dividend Appreciation ETF	70,920	6,413,296
Vanguard Energy ETF	14,271	1,403,838
Vanguard FTSE Emerging Markets ETF	203,089	7,857,513
Vanguard Health Care ETF	13,628	1,887,342
Vanguard Information Technology ETF	23,444	3,118,052
Vanguard Intermediate-Term Bond ETF	812,854	68,100,908
Vanguard Intermediate-Term Corporate Bond ETF	1,216,753	105,395,145
Vanguard Materials ETF	3,949	469,892
Vanguard REIT ETF	16,238	1,384,452
Vanguard Short-Term Bond ETF	1,205,473	96,112,362
Vanguard Short-Term Corporate Bond ETF	1,039,661	82,944,155
Vanguard Short-Term Inflation-Protected Securities ETF	114,871	5,675,776
Vanguard Total Bond Market ETF	2,599,621	211,271,199
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $757,334,602)		$760,470,063
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $901,122,685) - 100.1%		$940,847,365
Other assets and liabilities, net - (0.1%)		(989,170)
TOTAL NET ASSETS - 100.0%		$939,858,195

MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 2-28-17 (unaudited)
Multi-Index Income Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.5%
EQUITY - 5.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,390,021	$30,998,571
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,184,342	11,215,717
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,007,277)		$42,214,288
UNAFFILIATED INVESTMENT COMPANIES - 92.6%
EXCHANGE-TRADED FUNDS - 92.6%
Financial Select Sector SPDR Fund	34,277	841,157
iShares Edge MSCI Min Vol USA ETF	469,061	22,453,950
iShares iBoxx $ Investment Grade Corporate Bond ETF	118,329	14,031,453
iShares TIPS Bond ETF	61,123	7,007,752
PowerShares Senior Loan Portfolio	480,767	11,235,525
SPDR Bloomberg Barclays High Yield Bond ETF	452,940	16,858,427
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	3,027,223	92,663,296
Vanguard Dividend Appreciation ETF	108,308	9,794,292
Vanguard Energy ETF	5,252	516,639
Vanguard FTSE Emerging Markets ETF	29,864	1,155,438
Vanguard Health Care ETF	3,834	530,971
Vanguard Information Technology ETF	6,721	893,893
Vanguard Intermediate-Term Corporate Bond ETF	194,093	16,812,336
Vanguard Short-Term Bond ETF	1,195,816	$95,342,410
Vanguard Short-Term Corporate Bond ETF	1,160,513	92,585,727
Vanguard Short-Term Inflation-Protected Securities ETF	141,936	7,013,058
Vanguard Total Bond Market ETF	1,586,509	128,935,586
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $511,029,531)		$518,671,910
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $546,037,810) - 100.1%		$560,887,200
Other assets and liabilities, net - (0.1%)		(403,773)
TOTAL NET ASSETS - 100.0%		$560,483,427

Percentages are based upon net assets.

ETF	Exchange-Traded Fund
JHAM	John Hancock Asset Management
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       26

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio
Assets
Investments in unaffiliated funds, at value	$3,934,417	$53,322,890	$160,618,902	$211,109,552	$301,276,096
Investments in affiliated funds, at value	9,626,207	133,472,636	401,986,269	512,344,669	647,563,562
Total investments, at value	13,560,624	186,795,526	562,605,171	723,454,221	948,839,658
Receivable for investments sold	—	—	511	18,635	389,662
Receivable for fund shares sold	139,479	79,054	8,435	25,483	51,770
Dividends and interest receivable	66	86	385	687	918
Receivable due from advisor	2,486	1,958	108	—	—
Other assets	40,766	34,693	26,755	27,865	29,031
Total assets	13,743,421	186,911,317	562,641,365	723,526,891	949,311,039
Liabilities
Due to custodian	—	—	—	—	125,982
Payable for investments purchased	185,596	232,355	496,288	196,624	263,796
Payable for fund shares repurchased	—	—	267,381	413,299	379,160
Payable to affiliates
Accounting and legal services fees	369	6,712	20,715	26,750	35,124
Transfer agent fees	5	5	44	41	54
Trustees' fees	—	116	401	499	641
Distribution and service fees	—	—	—	328	—
Other liabilities and accrued expenses	114,151	40,727	47,732	50,176	52,339
Total liabilities	300,121	279,915	832,561	687,717	857,096
Net assets	$13,443,300	$186,631,402	$561,808,804	$722,839,174	$948,453,943
Net assets consist of
Paid-in capital	$12,896,409	$174,679,859	$493,698,112	$621,262,326	$815,480,742
Undistributed net investment income (loss)	6,450	70,025	187,436	317,678	200,280
Accumulated undistributed net realized gain (loss) on investments	380,280	8,063,599	24,612,216	31,105,641	39,856,390
Net unrealized appreciation (depreciation) on investments	160,161	3,817,919	43,311,040	70,153,529	92,916,531
Net assets	$13,443,300	$186,631,402	$561,808,804	$722,839,174	$948,453,943
Investments in unaffiliated funds, at cost	$3,845,390	$50,912,635	$151,153,593	$196,785,531	$282,958,907
Investments in affiliated funds, at cost	$9,555,073	$132,064,972	$368,140,538	$456,515,161	$572,964,220
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$111,378	$110,824	$335,793	$667,037	$283,273
Shares outstanding	10,000	10,000	26,407	46,739	19,963
Net asset value, offering price and redemption price per share	$11.14	$11.08	$12.72	$14.27	$14.19
Class R2
Net assets	$111,428	$110,879	$312,798	$208,945	$234,934
Shares outstanding	10,000	10,000	24,619	14,653	16,575
Net asset value, offering price and redemption price per share	$11.14	$11.09	$12.71	$14.26	$14.17
Class R4
Net assets	$133,088	$110,905	$127,346	$127,327	$138,170
Shares outstanding	11,942	10,000	10,000	8,905	9,718
Net asset value, offering price and redemption price per share	$11.14	$11.09	$12.73	$14.30	$14.22
Class R6
Net assets	$118,257	$123,398	$3,615,983	$3,057,617	$4,752,191
Shares outstanding	10,608	11,122	285,288	214,805	336,243
Net asset value, offering price and redemption price per share	$11.15	$11.10	$12.67	$14.23	$14.13
Class 1
Net assets	$12,969,149	$186,175,396	$557,416,884	$718,778,248	$943,045,375
Shares outstanding	1,163,498	16,788,841	43,971,440	50,497,318	66,643,430
Net asset value, offering price and redemption price per share	$11.15	$11.09	$12.68	$14.23	$14.15

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       27

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Continued

	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Investments in unaffiliated funds, at value	$454,794,111	$699,307,671	$963,249,416	$760,471,065	$518,672,912
Investments in affiliated funds, at value	773,635,434	771,869,905	553,090,223	180,376,300	42,214,288
Total investments, at value	1,228,429,545	1,471,177,576	1,516,339,639	940,847,365	560,887,200
Receivable for investments sold	293,644	791,611	1,259,166	2,546,744	2,453,427
Receivable for fund shares sold	379,313	384,305	9,565	298,376	443
Dividends and interest receivable	1,144	1,199	1,197	694	230
Receivable due from advisor	2	2	—	—	—
Other assets	30,926	32,485	32,455	29,409	26,606
Total assets	1,229,134,574	1,472,387,178	1,517,642,022	943,722,588	563,367,906
Liabilities
Due to custodian	—	770,147	156,919	2,149,032	2,449,741
Payable for investments purchased	1,074,693	49,049	686,010	378,833	96
Payable for fund shares repurchased	6,163	1,619	1,055,102	1,245,351	287,854
Payable to affiliates
Accounting and legal services fees	45,704	55,202	57,287	36,107	22,005
Transfer agent fees	64	69	47	51	40
Trustees' fees	886	1,061	1,156	841	599
Distribution and service fees	553	563	104	306	112
Other liabilities and accrued expenses	55,086	57,186	58,579	53,872	124,032
Total liabilities	1,183,149	934,896	2,015,204	3,864,393	2,884,479
Net assets	$1,227,951,425	$1,471,452,282	$1,515,626,818	$939,858,195	$560,483,427
Net assets consist of
Paid-in capital	$1,056,262,011	$1,283,280,595	$1,358,343,400	$877,486,931	$548,392,743
Undistributed net investment income (loss)	401,500	566,790	688,838	841,945	431,209
Accumulated undistributed net realized gain (loss) on investments	47,496,364	50,322,430	40,344,691	21,804,639	(3,189,915)
Net unrealized appreciation (depreciation) on investments	123,791,550	137,282,467	116,249,889	39,724,680	14,849,390
Net assets	$1,227,951,425	$1,471,452,282	$1,515,626,818	$939,858,195	$560,483,427
Investments in unaffiliated funds, at cost	$433,593,525	$677,927,456	$948,308,899	$757,335,604	$511,030,533
Investments in affiliated funds, at cost	$671,044,470	$655,967,653	$451,780,851	$143,787,081	$35,007,277
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$1,138,481	$691,478	$371,496	$297,122	$313,551
Shares outstanding	81,435	50,877	28,731	24,743	27,995
Net asset value, offering price and redemption price per share	$13.98	$13.59	$12.93	$12.01	$11.20
Class R2
Net assets	$313,845	$577,300	$166,526	$703,645	$399,577
Shares outstanding	22,482	42,539	12,882	58,659	35,732
Net asset value, offering price and redemption price per share	$13.96	$13.57	$12.93	$12.00	$11.18
Class R4
Net assets	$124,688	$121,466	$115,993	$107,736	$201,977
Shares outstanding	8,905	8,921	8,961	8,985	18,080
Net asset value, offering price and redemption price per share	$14.00	$13.62	$12.94	$11.99	$11.17
Class R6
Net assets	$4,895,812	$5,203,039	$3,815,279	$4,019,774	$2,784,752
Shares outstanding	351,200	384,013	295,897	336,102	249,810
Net asset value, offering price and redemption price per share	$13.94	$13.55	$12.89	$11.96	$11.15
Class 1
Net assets	$1,221,478,599	$1,464,858,999	$1,511,157,524	$934,729,918	$556,783,570
Shares outstanding	87,674,956	108,082,757	117,185,988	78,203,822	49,911,005
Net asset value, offering price and redemption price per share	$13.93	$13.55	$12.90	$11.95	$11.16

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       28

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio
Investment income
Income distributions received from affiliated funds	$98,133	$2,162,125	$6,743,741	$8,669,788	$10,962,374
Dividends	32,394	830,066	2,745,444	3,593,482	4,820,467
Interest	266	440	578	844	1,233
Other income received from advisor	156	—	—	7,632	—
Total investment income	130,949	2,992,631	9,489,763	12,271,746	15,784,074
Expenses
Investment management fees	6,834	151,764	482,146	630,488	873,813
Class R1 distribution and service fees	265	267	875	1,858	620
Class R2 distribution and service fees	133	134	412	386	298
Class R4 distribution and service fees	147	134	155	155	155
Class 1 distribution and service fees	1,707	41,489	131,744	170,644	223,730
Transfer agent fees	35	34	170	160	208
Accounting and legal services fees	545	12,418	39,420	50,958	66,806
State registration fees	39,343	25,956	31,262	31,301	31,262
Professional fees	36,141	25,193	31,991	33,721	36,133
Printing and postage	5,633	4,940	5,764	6,107	6,437
Custodian fees	10,350	14,850	14,850	14,850	14,850
Trustees' fees	5	1,144	4,029	5,216	6,849
Other	2,715	4,205	6,451	7,291	8,675
Total expenses before reductions	103,853	282,528	749,269	953,135	1,269,836
Less expense reductions	(101,634)	(239,452)	(609,312)	(780,098)	(1,033,063)
Net expenses	2,219	43,076	139,957	173,037	236,773
Net investment income (loss)	128,730	2,949,555	9,349,806	12,098,709	15,547,301
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(8,365)	(133,020)	(235,048)	(678,206)	(880,654)
Investments in affiliated funds	(16,299)	(415,086)	(1,015,563)	(1,049,100)	(1,402,273)
Capital gain distributions received from unaffiliated funds	240	5,336	16,466	37,605	104,431
Capital gain distributions received from affiliated funds	404,859	8,904,620	27,767,673	35,766,914	45,242,956
	380,435	8,361,850	26,533,528	34,077,213	43,064,460
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	79,262	948,678	2,643,946	3,761,393	3,896,172
Investments in affiliated funds	31,542	(494,762)	(2,000,741)	(2,798,365)	(3,130,800)
	110,804	453,916	643,205	963,028	765,372
Net realized and unrealized gain (loss)	491,239	8,815,766	27,176,733	35,040,241	43,829,832
Increase (decrease) in net assets from operations	$619,969	$11,765,321	$36,526,539	$47,138,950	$59,377,133

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       29

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)Continued

	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Income distributions received from affiliated funds	$13,111,693	$13,175,256	$9,438,797	$3,129,662	$719,759
Dividends	6,927,951	9,771,555	12,676,735	9,675,478	6,263,344
Interest	1,559	2,270	2,268	1,342	227
Total investment income	20,041,203	22,949,081	22,117,800	12,806,482	6,983,330
Expenses
Investment management fees	1,278,801	1,868,637	2,482,423	1,956,172	1,398,707
Class R1 distribution and service fees	2,875	1,899	486	425	673
Class R2 distribution and service fees	738	1,095	252	1,288	694
Class R4 distribution and service fees	152	149	143	134	259
Class 1 distribution and service fees	294,065	355,978	373,268	239,129	147,859
Transfer agent fees	235	294	172	254	225
Accounting and legal services fees	87,758	106,158	111,196	71,223	44,090
State registration fees	31,290	31,262	31,262	31,350	35,643
Professional fees	39,215	41,995	42,636	36,549	30,025
Printing and postage	6,797	7,210	7,484	7,222	4,709
Custodian fees	14,850	14,850	14,850	14,850	14,850
Trustees' fees	9,182	11,077	11,751	7,892	5,598
Other	11,594	12,219	14,683	13,278	10,684
Total expenses before reductions	1,777,552	2,452,823	3,090,606	2,379,766	1,694,016
Less expense reductions	(1,355,389)	(1,640,107)	(1,715,260)	(1,193,882)	(796,871)
Net expenses	422,163	812,716	1,375,346	1,185,884	897,145
Net investment income (loss)	19,619,040	22,136,365	20,742,454	11,620,598	6,086,185
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(548,098)	(122,236)	561,929	122,003	(166,006)
Investments in affiliated funds	(1,062,443)	1,429,787	6,604,672	14,179,936	836,849
Capital gain distributions received from unaffiliated funds	176,622	349,368	434,768	390,324	76,746
Capital gain distributions received from affiliated funds	53,769,777	53,891,287	37,817,767	12,149,530	2,383,181
	52,335,858	55,548,206	45,419,136	26,841,793	3,130,770
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	1,762,691	(3,506,744)	(13,717,571)	(15,040,843)	(7,232,077)
Investments in affiliated funds	(4,079,539)	(5,559,591)	(8,512,284)	(13,986,815)	(1,316,490)
	(2,316,848)	(9,066,335)	(22,229,855)	(29,027,658)	(8,548,567)
Net realized and unrealized gain (loss)	50,019,010	46,481,871	23,189,281	(2,185,865)	(5,417,797)
Increase (decrease) in net assets from operations	$69,638,050	$68,618,236	$43,931,735	$9,434,733	$668,388

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       30

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio		Multi-Index 2050 Preservation Portfolio
	Six months ended 2-28-17	Period ended 8-31-16[1]	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$128,730	$1,964	$2,949,555	$1,852,507	$9,349,806	$9,311,493
Net realized gain (loss)	380,435	8	8,361,850	2,372,853	26,533,528	12,694,763
Change in net unrealized appreciation (depreciation)	110,804	49,357	453,916	6,675,869	643,205	18,395,388
Increase (decrease) in net assets resulting from operations	619,969	51,329	11,765,321	10,901,229	36,526,539	40,401,644
Distributions to shareholders
From net investment income
Class R1	(1,312)	—	(1,716)	(1,236)	(4,744)	(2,660)
Class R2	(1,512)	—	(1,979)	(1,499)	(4,123)	(3,068)
Class R4	(1,882)	—	(2,085)	(1,605)	(2,578)	(2,102)
Class R6	(1,793)	—	(2,278)	(1,779)	(46,577)	(3,333)
Class 1	(118,164)	—	(3,440,512)	(1,431,501)	(11,393,637)	(8,431,510)
From net realized gain
Class R1	(2)	—	(1,634)	(438)	(7,957)	(2,923)
Class R2	(2)	—	(1,634)	(438)	(5,988)	(2,883)
Class R4	(3)	—	(1,634)	(438)	(3,391)	(1,777)
Class R6	(2)	—	(1,644)	(438)	(56,780)	(2,550)
Class 1	(154)	—	(2,544,104)	(363,287)	(14,201,627)	(6,627,129)
Total distributions	(124,826)	—	(5,999,220)	(1,802,659)	(25,727,402)	(15,079,935)
From portfolio share transactions
Portfolio share transactions	9,256,123	3,640,705	28,386,010	80,846,344	27,962,337	73,492,075
Total increase (decrease)	9,751,266	3,692,034	34,152,111	89,944,914	38,761,474	98,813,784
Net assets
Beginning of period	3,692,034	—	152,479,291	62,534,377	523,047,330	424,233,546
End of period	$13,443,300	$3,692,034	$186,631,402	$152,479,291	$561,808,804	$523,047,330
Undistributed net investment income (loss)	$6,450	$2,383	$70,025	$569,040	$187,436	$2,289,289

1 Period from 3-30-16 (commencement of operations) to 8-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio		Multi-Index 2035 Preservation Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$12,098,709	$12,162,827	$15,547,301	$15,982,474	$19,619,040	$22,122,764
Net realized gain (loss)	34,077,213	16,553,581	43,064,460	21,420,700	52,335,858	26,438,166
Change in net unrealized appreciation (depreciation)	963,028	24,073,932	765,372	31,041,177	(2,316,848)	41,619,625
Increase (decrease) in net assets resulting from operations	47,138,950	52,790,340	59,377,133	68,444,351	69,638,050	90,180,555
Distributions to shareholders
From net investment income
Class R1	(7,642)	(4,395)	(3,574)	(2,251)	(10,644)	(6,768)
Class R2	(2,506)	(1,671)	(3,018)	(2,108)	(4,759)	(4,425)
Class R4	(2,567)	(2,158)	(2,546)	(2,118)	(2,511)	(2,112)
Class R6	(33,669)	(3,815)	(52,763)	(13,939)	(44,452)	(4,329)
Class 1	(14,724,906)	(11,209,259)	(19,302,601)	(14,672,428)	(25,176,314)	(20,375,506)
From net realized gain
Class R1	(13,889)	(4,870)	(5,718)	(2,409)	(18,062)	(7,633)
Class R2	(3,964)	(1,527)	(4,183)	(2,179)	(6,922)	(4,230)
Class R4	(3,419)	(1,741)	(3,259)	(1,771)	(3,070)	(1,723)
Class R6	(41,569)	(2,805)	(62,537)	(10,595)	(50,360)	(3,202)
Class 1	(18,586,557)	(8,461,141)	(23,392,813)	(11,455,472)	(29,161,182)	(15,476,040)
Total distributions	(33,420,688)	(19,693,382)	(42,833,012)	(26,165,270)	(54,478,276)	(35,885,968)
From portfolio share transactions
Portfolio share transactions	30,018,695	91,062,629	38,697,976	106,356,563	18,919,788	113,946,796
Total increase (decrease)	43,736,957	124,159,587	55,242,097	148,635,644	34,079,562	168,241,383
Net assets
Beginning of period	679,102,217	554,942,630	893,211,846	744,576,202	1,193,871,863	1,025,630,480
End of period	$722,839,174	$679,102,217	$948,453,943	$893,211,846	$1,227,951,425	$1,193,871,863
Undistributed net investment income (loss)	$317,678	$2,990,259	$200,280	$4,017,481	$401,500	$6,021,140

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       32

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$22,136,365	$26,772,624	$20,742,454	$29,207,803
Net realized gain (loss)	55,548,206	26,835,649	45,419,136	19,655,389
Change in net unrealized appreciation (depreciation)	(9,066,335)	51,013,235	(22,229,855)	54,202,027
Increase (decrease) in net assets resulting from operations	68,618,236	104,621,508	43,931,735	103,065,219
Distributions to shareholders
From net investment income
Class R1	(7,442)	(2,301)	(1,597)	(1,225)
Class R2	(6,676)	(2,150)	(2,900)	(2,508)
Class R4	(2,397)	(2,030)	(2,309)	(1,986)
Class R6	(67,301)	(8,291)	(40,204)	(4,812)
Class 1	(29,981,400)	(24,368,617)	(31,517,469)	(26,435,544)
From net realized gain
Class R1	(10,519)	(2,758)	(1,583)	(1,395)
Class R2	(8,069)	(2,222)	(2,232)	(2,233)
Class R4	(2,420)	(1,775)	(1,630)	(1,658)
Class R6	(62,880)	(6,566)	(26,213)	(3,655)
Class 1	(28,656,191)	(19,826,024)	(21,023,956)	(20,626,757)
Total distributions	(58,805,295)	(44,222,734)	(52,620,093)	(47,081,773)
From portfolio share transactions
Portfolio share transactions	18,861,448	136,389,564	(5,289,580)	120,537,385
Total increase (decrease)	28,674,389	196,788,338	(13,977,938)	176,520,831
Net assets
Beginning of period	1,442,777,893	1,245,989,555	1,529,604,756	1,353,083,925
End of period	$1,471,452,282	$1,442,777,893	$1,515,626,818	$1,529,604,756
Undistributed net investment income (loss)	$566,790	$8,495,641	$688,838	$11,510,863

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       33

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2020 Preservation Portfolio		Multi-Index Income Preservation Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$11,620,598	$19,675,539	$6,086,185	$8,581,437
Net realized gain (loss)	26,841,793	8,419,160	3,130,770	1,172,856
Change in net unrealized appreciation (depreciation)	(29,027,658)	33,395,253	(8,548,567)	13,362,879
Increase (decrease) in net assets resulting from operations	9,434,733	61,489,952	668,388	23,117,172
Distributions to shareholders
From net investment income
Class R1	(2,263)	(1,575)	(3,291)	(1,251)
Class R2	(7,465)	(11,791)	(5,922)	(2,118)
Class R4	(2,152)	(1,877)	(3,436)	(1,618)
Class R6	(53,589)	(3,074)	(38,011)	(1,767)
Class 1	(19,989,544)	(17,815,962)	(10,674,676)	(6,801,421)
From net realized gain
Class R1	(1,646)	(1,891)	(903)	(1,438)
Class R2	(5,294)	(13,603)	(1,443)	(2,062)
Class R4	(1,270)	(1,761)	(740)	(1,439)
Class R6	(29,198)	(2,613)	(7,415)	(1,410)
Class 1	(11,142,604)	(15,547,263)	(2,138,802)	(5,583,828)
Total distributions	(31,235,025)	(33,401,410)	(12,874,639)	(12,398,352)
From portfolio share transactions
Portfolio share transactions	(44,177,627)	37,641,704	(56,389,999)	(38,100,677)
Issued in reorganization	—	—	—	252,000,229
Total from portfolio share transactions	(44,177,627)	37,641,704	(56,389,999)	213,899,552
Total increase (decrease)	(65,977,919)	65,730,246	(68,596,250)	224,618,372
Net assets
Beginning of period	1,005,836,114	940,105,868	629,079,677	404,461,305
End of period	$939,858,195	$1,005,836,114	$560,483,427	$629,079,677
Undistributed net investment income (loss)	$841,945	$9,276,360	$431,209	$5,070,360

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       34

Financial highlights

Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)		From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	10.56	0.16	[7]	0.55	0.71	(0.13)	—	[10]	—	(0.13)	11.14	6.79	[8]	3.31	[9]	0.52	[9]	3.06	[7,9]	—	[12]	13
08-31-2016[6]	10.00	0.01		0.55	0.56	—	—		—	—	10.56	5.60		22.82		0.56		0.27		—	[12]	—	[11]
CLASS R2
02-28-2017[5]	10.58	0.18	[7]	0.53	0.71	(0.15)	—	[10]	—	(0.15)	11.14	6.79	[8]	3.06	[9]	0.27	[9]	3.31	[7,9]	—	[12]	13
08-31-2016[6]	10.00	0.02		0.56	0.58	—	—		—	—	10.58	5.80		22.57		0.31		0.53		—	[12]	—	[11]
CLASS R4
02-28-2017[5]	10.58	0.19	[7]	0.53	0.72	(0.16)	—		—	(0.16)	11.14	6.87	[8]	3.06	[9]	0.17	[9]	3.56	[7,9]	—	[12]	13
08-31-2016[6]	10.00	0.03		0.55	0.58	—	—		—	—	10.58	5.80		22.57		0.21		0.62		—	[12]	—	[11]
Class R6
02-28-2017[5]	10.59	0.19	[7]	0.54	0.73	(0.17)	—	[10]	—	(0.17)	11.15	7.00	[8]	2.81	[9]	0.00	[9]	3.58	[7,9]	—	[12]	13
08-31-2016[6]	10.00	0.03		0.56	0.59	—	—		—	—	10.59	5.90		22.32		0.05		0.79		—	[12]	—	[11]
CLASS 1
02-28-2017[5]	10.58	0.19	[7]	0.55	0.74	(0.17)	—	[10]	—	(0.17)	11.15	7.06	[8]	2.85	[9]	0.05	[9]	3.55	[7,9]	13		13
08-31-2016[6]	10.00	0.01		0.57	0.58	—	—		—	—	10.58	5.80		22.36		0.10		0.35		3		—	[11]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65% and 0.06% - 0.65% for the periods ended 2-28-17 and 8-31-16, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Period from 3-30-16 (commencement of operations) to 8-31-16.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.00 per share and 0.00% for the period ended 2-28-17.
8	Not annualized.
9	Annualized.
10	Less than $0.005 per share.
11	Less than 1%.
12	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       35

Financial highlights continued

Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	10.71	0.16		0.54	0.70	(0.17)	(0.16)	—	(0.33)	11.08	6.72	[7]	0.80	[8]	0.52	[8]	3.08	[8]	—	[9]	5
08-31-2016	10.08	0.16		0.63	0.79	(0.12)	(0.04)	—	(0.16)	10.71	8.00		0.87		0.55		1.59		—	[9]	3
08-31-2015	10.62	0.14		(0.56)	(0.42)	(0.10)	(0.02)	—	(0.12)	10.08		(4.04)	7.62		0.77		1.32		—	[9]	13
08-31-2014[6]	10.00		(0.01)	0.63	0.62	—	—	—	—	10.62	6.20	[7]	23.59	[8]	0.98	[8]	(0.22	) [8]	—	[9]	12
CLASS R2
02-28-2017[5]	10.73	0.18		0.54	0.72	(0.20)	(0.16)	—	(0.36)	11.09	6.88	[7]	0.56	[8]	0.27	[8]	3.33	[8]	—	[9]	5
08-31-2016	10.10	0.19		0.63	0.82	(0.15)	(0.04)	—	(0.19)	10.73	8.26		0.62		0.30		1.84		—	[9]	3
08-31-2015	10.64	0.17		(0.57)	(0.40)	(0.12)	(0.02)	—	(0.14)	10.10		(3.85)	7.39		0.52		1.57		—	[9]	13
08-31-2014[6]	10.00	—	[10]	0.64	0.64	—	—	—	—	10.64	6.40	[7]	23.33	[8]	0.73	[8]	0.03	[8]	—	[9]	12
CLASS R4
02-28-2017[5]	10.74	0.18		0.54	0.72	(0.21)	(0.16)	—	(0.37)	11.09	6.88	[7]	0.56	[8]	0.17	[8]	3.43	[8]	—	[9]	5
08-31-2016	10.11	0.20		0.63	0.83	(0.16)	(0.04)	—	(0.20)	10.74	8.37		0.62		0.20		1.94		—	[9]	3
08-31-2015	10.65	0.18		(0.56)	(0.38)	(0.14)	(0.02)	—	(0.16)	10.11		(3.67)	7.38		0.37		1.72		—	[9]	13
08-31-2014[6]	10.00	0.01		0.64	0.65	—	—	—	—	10.65	6.50	[7]	23.32	[8]	0.48	[8]	0.28	[8]	—	[9]	12
Class R6
02-28-2017[5]	10.75	0.19		0.55	0.74	(0.23)	(0.16)	—	(0.39)	11.10	7.05	[7]	0.31	[8]	0.00	[8]	3.53	[8]	—	[9]	5
08-31-2016	10.12	0.21		0.64	0.85	(0.18)	(0.04)	—	(0.22)	10.75	8.54		0.37		0.03		2.04		—	[9]	3
08-31-2015	10.66	0.20		(0.56)	(0.36)	(0.16)	(0.02)	—	(0.18)	10.12		(3.48)	7.75		0.18		1.91		—	[9]	13
08-31-2014[6]	10.00	0.02		0.64	0.66	—	—	—	—	10.66	6.60	[7]	24.80	[8]	0.23	[8]	0.53	[8]	—	[9]	12
CLASS 1
02-28-2017[5]	10.74	0.19		0.54	0.73	(0.22)	(0.16)	—	(0.38)	11.09	7.00	[7]	0.34	[8]	0.05	[8]	3.55	[8]	186		5
08-31-2016	10.11	0.18		0.66	0.84	(0.17)	(0.04)	—	(0.21)	10.74	8.50		0.40		0.08		1.79		152		3
08-31-2015	10.65	0.14		(0.51)	(0.37)	(0.15)	(0.02)	—	(0.17)	10.11		(3.52)	0.69		0.23		1.32		62		13
08-31-2014[6]	10.00	0.01		0.64	0.65	—	—	—	—	10.65	6.50	[7]	6.96	[8]	0.28	[8]	0.25	[8]	8		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06% - 0.65%, 0.07%-0.65%, and 0.08%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Period from 3-26-14 (commencement of operations) to 8-31-14.
7	Not annualized.
8	Annualized.
9	Less than $500,000.
10	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       36

Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	12.45	0.18	0.63	0.81	(0.20)	(0.34)	—	(0.54)	12.72	6.72	[6]	0.85	[7]	0.62	[7]	2.98	[7]	—	[8]	5
08-31-2016	11.87	0.17	0.75	0.92	(0.16)	(0.18)	—	(0.34)	12.45	7.90		0.86		0.66		1.43		—	[8]	6
08-31-2015	12.64	0.15	(0.70)	(0.55)	(0.14)	(0.08)	—	(0.22)	11.87		(4.41)	3.77		0.83		1.20		—	[8]	5
08-31-2014	10.85	0.12	1.82	1.94	(0.12)	(0.03)	—	(0.15)	12.64	18.00		14.26		0.99		0.99		—	[8]	9
08-31-2013[9]	10.03	0.11	0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73	[6]	14.75	[7]	1.00	[7]	1.01	[7]	—	[8]	3	[10]
CLASS R2
02-28-2017[5]	12.46	0.19	0.63	0.82	(0.23)	(0.34)	—	(0.57)	12.71	6.81	[6]	0.60	[7]	0.37	[7]	3.02	[7]	—	[8]	5
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	—	(0.37)	12.46	8.24		0.61		0.41		1.73		—	[8]	6
08-31-2015	12.64	0.20	(0.72)	(0.52)	(0.17)	(0.08)	—	(0.25)	11.87		(4.18)	3.12		0.59		1.56		—	[8]	5
08-31-2014	10.85	0.15	1.82	1.97	(0.15)	(0.03)	—	(0.18)	12.64	18.27		14.02		0.74		1.24		—	[8]	9
08-31-2013[9]	10.03	0.13	0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00	[6]	14.50	[7]	0.75	[7]	1.26	[7]	—	[8]	3	[10]
CLASS R4
02-28-2017[5]	12.49	0.22	0.62	0.84	(0.26)	(0.34)	—	(0.60)	12.73	6.92	[6]	0.50	[7]	0.17	[7]	3.48	[7]	—	[8]	5
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	—	(0.39)	12.49	8.31		0.51		0.20		1.97		—	[8]	6
08-31-2015	12.68	0.22	(0.71)	(0.49)	(0.20)	(0.08)	—	(0.28)	11.91		(3.93)	4.22		0.39		1.73		—	[8]	5
08-31-2014	10.88	0.18	1.83	2.01	(0.18)	(0.03)	—	(0.21)	12.68	18.59		13.71		0.49		1.50		—	[8]	9
08-31-2013	10.06	0.16	0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24		19.82		0.50		1.49		—	[8]	3
08-31-2012[11]	10.00	0.01	0.05	0.06	—	—	—	—	10.06	0.60	[6]	21.46	[7]	0.48	[7]	0.23	[7]	—	[8]	132	[12]
Class R6
02-28-2017[5]	12.45	0.27	0.57	0.84	(0.28)	(0.34)	—	(0.62)	12.67	6.95	[6]	0.25	[7]	0.00	[7]	4.27	[7]	4		5
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	—	(0.41)	12.45	8.54		0.26		0.04		1.57		—	[8]	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87		(3.71)	3.41		0.19		1.83		—	[8]	5
08-31-2014	10.85	0.21	1.82	2.03	(0.21)	(0.03)	—	(0.24)	12.64	18.83		13.65		0.24		1.72		—	[8]	9
08-31-2013[9]	10.03	0.19	0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55	[6]	14.37	[7]	0.25	[7]	1.76	[7]	—	[8]	3	[10]
CLASS 1
02-28-2017[5]	12.45	0.22	0.62	0.84	(0.27)	(0.34)	—	(0.61)	12.68	6.99	[6]	0.28	[7]	0.05	[7]	3.53	[7]	557		5
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	—	(0.41)	12.45	8.49		0.29		0.09		2.01		522		6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87		(3.75)	0.28		0.24		1.81		424		5
08-31-2014	10.85	0.19	1.83	2.02	(0.20)	(0.03)	—	(0.23)	12.64	18.77		0.29		0.29		1.57		380		9
08-31-2013	10.03	0.16	0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49		0.33		0.30		1.48		217		3
08-31-2012	9.14	0.11	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30		0.38		0.23		1.14		87		132

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06% - 0.65%, 0.06% - 0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10%-0.65%, and 0.10%-0.63% for the years ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13, and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2, and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       37

Financial highlights continued

Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	13.97	0.19	0.70	0.89	(0.21)	(0.38)	—	(0.59)	14.27	6.60	[6]	0.95	[7]	0.73	[7]	2.75	[7]	1		6
08-31-2016	13.33	0.17	0.85	1.02	(0.18)	(0.20)	—	(0.38)	13.97	7.74		0.97		0.77		1.29		—	[8]	6
08-31-2015	14.17	0.16	(0.78)	(0.62)	(0.15)	(0.07)	—	(0.22)	13.33		(4.45)	2.77		0.90		1.14		—	[8]	5
08-31-2014	12.16	0.13	2.05	2.18	(0.13)	(0.04)	—	(0.17)	14.17	18.05		14.27		0.99		0.99		—	[8]	9
08-31-2013[9]	11.25	0.12	1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82	[6]	14.74	[7]	1.00	[7]	1.00	[7]	—	[8]	3	[10]
CLASS R2
02-28-2017[5]	13.97	0.20	0.71	0.91	(0.24)	(0.38)	—	(0.62)	14.26	6.77	[6]	0.74	[7]	0.50	[7]	2.86	[7]	—	[8]	6
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	—	(0.41)	13.97	8.04		0.77		0.53		1.53		—	[8]	6
08-31-2015	14.17	0.23	(0.81)	(0.58)	(0.19)	(0.07)	—	(0.26)	13.33		(4.22)	2.98		0.61		1.66		—	[8]	5
08-31-2014	12.16	0.16	2.05	2.21	(0.16)	(0.04)	—	(0.20)	14.17	18.33		13.66		0.74		1.20		—	[8]	9
08-31-2013[9]	11.25	0.15	1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09	[6]	14.51	[7]	0.75	[7]	1.25	[7]	—	[8]	3	[10]
CLASS R4
02-28-2017[5]	14.03	0.24	0.70	0.94	(0.29)	(0.38)	—	(0.67)	14.30	6.94	[6]	0.49	[7]	0.17	[7]	3.47	[7]	—	[8]	6
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	—	(0.44)	14.03	8.40		0.50		0.20		1.97		—	[8]	6
08-31-2015	14.21	0.24	(0.79)	(0.55)	(0.22)	(0.07)	—	(0.29)	13.37		(3.97)	4.22		0.38		1.73		—	[8]	5
08-31-2014	12.20	0.20	2.05	2.25	(0.20)	(0.04)	—	(0.24)	14.21	18.54		13.73		0.49		1.51		—	[8]	9
08-31-2013	11.28	0.18	1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43		19.83	[11]	0.50		1.48		—	[8]	3
08-31-2012[12]	11.23	0.01	0.04	0.05	—	—	—	—	11.28	0.45	[6]	21.41	[7]	0.49	[7]	0.21	[7]	—	[8]	124	[13]
Class R6
02-28-2017[5]	13.99	0.27	0.66	0.93	(0.31)	(0.38)	—	(0.69)	14.23	6.91	[6]	0.24	[7]	0.00	[7]	3.84	[7]	3		6
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	—	(0.47)	13.99	8.62		0.25		0.03		2.02		—	[8]	6
08-31-2015	14.18	0.23	(0.76)	(0.53)	(0.25)	(0.07)	—	(0.32)	13.33		(3.82)	3.09		0.19		1.64		—	[8]	5
08-31-2014	12.16	0.23	2.06	2.29	(0.23)	(0.04)	—	(0.27)	14.18	18.97		13.83		0.24		1.74		—	[8]	9
08-31-2013[9]	11.25	0.21	1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64	[6]	14.35	[7]	0.25	[7]	1.74	[7]	—	[8]	3	[10]
CLASS 1
02-28-2017[5]	13.98	0.25	0.69	0.94	(0.31)	(0.38)	—	(0.69)	14.23	6.94	[6]	0.28	[7]	0.05	[7]	3.53	[7]	719		6
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	—	(0.46)	13.98	8.49		0.28		0.08		2.01		678		6
08-31-2015	14.17	0.26	(0.78)	(0.52)	(0.25)	(0.07)	—	(0.32)	13.33		(3.80)	0.28		0.24		1.83		554		5
08-31-2014	12.16	0.22	2.05	2.27	(0.22)	(0.04)	—	(0.26)	14.17	18.83		0.29		0.29		1.61		512		9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59		0.31		0.30		1.51		332		3
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	— [14]	—	(0.16)	11.25	11.16		0.26		0.23		1.30		169		124

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06% - 0.65%, 0.06% - 0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
12	The inception date for Class R4 shares is 5-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       38

Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	13.92	0.20	0.67	0.87	(0.23)	(0.37)	—	(0.60)	14.19	6.40	[7]	0.82	[8]	0.59	[8]	2.89	[8]	—	[6]	7
08-31-2016	13.29	0.19	0.83	1.02	(0.19)	(0.20)	—	(0.39)	13.92	7.79		0.83		0.63		1.45		—	[6]	7
08-31-2015	14.12	0.16	(0.76)	(0.60)	(0.15)	(0.08)	—	(0.23)	13.29		(4.34)	4.03		0.80		1.15		—	[6]	5
08-31-2014	12.13	0.13	2.03	2.16	(0.13)	(0.04)	—	(0.17)	14.12	17.90		14.33		0.99		0.99		—	[6]	9
08-31-2013[9]	11.25	0.11	1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75	[7]	14.76	[8]	1.00	[8]	0.97	[8]	—	[6]	3	[10]
CLASS R2
02-28-2017[5]	13.92	0.19	0.70	0.89	(0.27)	(0.37)	—	(0.64)	14.17	6.52	[7]	0.56	[8]	0.33	[8]	2.75	[8]	—	[6]	7
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	—	(0.39)	13.92	8.10		0.53		0.33		1.72		—	[6]	7
08-31-2015	14.12	0.36	(0.96)	(0.60)	(0.18)	(0.08)	—	(0.26)	13.26		(4.32)	2.06		0.69		2.57		—	[6]	5
08-31-2014	12.13	0.08	2.11	2.19	(0.16)	(0.04)	—	(0.20)	14.12	18.17		6.48		0.74		0.57		—	[6]	9
08-31-2013[9]	11.25	0.14	1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02	[7]	14.51	[8]	0.75	[8]	1.22	[8]	—	[6]	3	[10]
CLASS R4
02-28-2017[5]	13.97	0.23	0.68	0.91	(0.29)	(0.37)	—	(0.66)	14.22	6.67	[7]	0.50	[8]	0.17	[8]	3.38	[8]	—	[6]	7
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	—	(0.44)	13.97	8.27		0.50		0.20		1.95		—	[6]	7
08-31-2015	14.17	0.24	(0.79)	(0.55)	(0.21)	(0.08)	—	(0.29)	13.33		(3.93)	4.24		0.39		1.72		—	[6]	5
08-31-2014	12.18	0.20	2.02	2.22	(0.19)	(0.04)	—	(0.23)	14.17	18.37		13.76		0.49		1.50		—	[6]	9
08-31-2013	11.29	0.17	1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34		19.65		0.50		1.45		—	[6]	3
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53	[7]	21.37	[8]	0.49	[8]	0.20	[8]	—	[6]	124	[12]
Class R6
02-28-2017[5]	13.91	0.25	0.65	0.90	(0.31)	(0.37)	—	(0.68)	14.13	6.65	[7]	0.25	[8]	0.00	[8]	3.63	[8]	5		7
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	—	(0.46)	13.91	8.50		0.25		0.03		1.94		1		7
08-31-2015	14.12	0.16	(0.68)	(0.52)	(0.25)	(0.08)	—	(0.33)	13.27		(3.78)	1.07		0.19		1.19		1		5
08-31-2014	12.13	0.23	2.02	2.25	(0.22)	(0.04)	—	(0.26)	14.12	18.72		7.57		0.24		1.73		—	[6]	9
08-31-2013[9]	11.25	0.19	1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56	[7]	13.36	[8]	0.25	[8]	1.64	[8]	—	[6]	3	[10]
CLASS 1
02-28-2017[5]	13.92	0.24	0.66	0.90	(0.30)	(0.37)	—	(0.67)	14.15	6.67	[7]	0.28	[8]	0.05	[8]	3.46	[8]	943		7
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	—	(0.45)	13.92	8.44		0.28		0.08		2.00		892		7
08-31-2015	14.13	0.25	(0.78)	(0.53)	(0.24)	(0.08)	—	(0.32)	13.28		(3.83)	0.28		0.24		1.82		743		5
08-31-2014	12.14	0.21	2.04	2.25	(0.22)	(0.04)	—	(0.26)	14.13	18.65		0.29		0.29		1.61		686		9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60		0.30		0.30		1.49		454		3
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	— [13]	—	(0.15)	11.25	11.09		0.25		0.23		1.28		227		124

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06% - 0.65%, 0.07% - 65%, 0.08%-0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Less than $500,000.
7	Not annualized.
8	Annualized.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       39

Financial highlights continued

Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	13.77	0.17	0.58	0.75	(0.20)	(0.34)	—	(0.54)	13.98	5.67	[7]	1.01	[8]	0.77	[8]	2.42	[8]	1		9
08-31-2016	13.18	0.17	0.78	0.95	(0.17)	(0.19)	—	(0.36)	13.77	7.39		1.04		0.80		1.29		1		7
08-31-2015	13.98	0.08	(0.64)	(0.56)	(0.15)	(0.09)	—	(0.24)	13.18		(4.09)	2.39		0.87		0.56		1		6
08-31-2014	12.09	0.13	1.93	2.06	(0.13)	(0.04)	—	(0.17)	13.98	17.09		14.45		0.99		0.99		—	[6]	9
08-31-2013[9]	11.26	0.11	1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18	[7]	14.79	[8]	1.02	[8]	0.97	[8]	—	[6]	5	[10]
CLASS R2
02-28-2017[5]	13.77	0.19	0.58	0.77	(0.24)	(0.34)	—	(0.58)	13.96	5.78	[7]	0.76	[8]	0.52	[8]	2.72	[8]	—	[6]	9
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	—	(0.39)	13.77	7.73		0.78		0.55		1.61		—	[6]	7
08-31-2015	13.98	0.24	(0.77)	(0.53)	(0.19)	(0.09)	—	(0.28)	13.17		(3.93)	2.16		0.67		1.71		—	[6]	6
08-31-2014	12.09	0.16	1.93	2.09	(0.16)	(0.04)	—	(0.20)	13.98	17.36		13.50		0.74		1.21		—	[6]	9
08-31-2013[9]	11.26	0.14	1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45	[7]	14.55	[8]	0.77	[8]	1.22	[8]	—	[6]	5	[10]
CLASS R4
02-28-2017[5]	13.83	0.22	0.57	0.79	(0.28)	(0.34)	—	(0.62)	14.00	5.95	[7]	0.52	[8]	0.19	[8]	3.27	[8]	—	[6]	9
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	—	(0.43)	13.83	8.06		0.52		0.22		1.96		—	[6]	7
08-31-2015	14.03	0.24	(0.74)	(0.50)	(0.22)	(0.09)	—	(0.31)	13.22		(3.68)	4.29		0.40		1.72		—	[6]	6
08-31-2014	12.13	0.20	1.93	2.13	(0.19)	(0.04)	—	(0.23)	14.03	17.66		13.87		0.49		1.50		—	[6]	9
08-31-2013	11.29	0.17	1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78		19.89		0.52		1.45		—	[6]	5
08-31-2012[11]	11.23	0.01	0.05 [12]	0.06	—	—	—	—	11.29	0.53	[7]	21.34	[8]	0.49	[8]	0.25	[8]	—	[6]	128	[12]
Class R6
02-28-2017[5]	13.78	0.23	0.57	0.80	(0.30)	(0.34)	—	(0.64)	13.94	6.07	[7]	0.27	[8]	0.02	[8]	3.42	[8]	5		9
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	—	(0.45)	13.78	8.21		0.27		0.05		1.99		—	[6]	7
08-31-2015	13.99	0.24	(0.71)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.18		(3.46)	1.29		0.21		1.76		—	[6]	6
08-31-2014	12.09	0.23	1.93	2.16	(0.22)	(0.04)	—	(0.26)	13.99	18.00		7.52		0.24		1.73		—	[6]	9
08-31-2013[9]	11.26	0.19	1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99	[7]	13.42	[8]	0.27	[8]	1.65	[8]	—	[6]	5	[10]
CLASS 1
02-28-2017[5]	13.77	0.23	0.57	0.80	(0.30)	(0.34)	—	(0.64)	13.93	6.02	[7]	0.30	[8]	0.07	[8]	3.33	[8]	1,221		9
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	—	(0.44)	13.77	8.16		0.30		0.10		2.03		1,192		7
08-31-2015	13.98	0.25	(0.72)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.17		(3.50)	0.29		0.26		1.82		1,024		6
08-31-2014	12.09	0.22	1.92	2.14	(0.21)	(0.04)	—	(0.25)	13.98	17.86		0.29		0.29		1.63		955		9
08-31-2013	11.26	0.18	1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94		0.32		0.32		1.51		649		5
08-31-2012	10.30	0.14	0.98	1.12	(0.16)	— [13]	—	(0.16)	11.26	10.98		0.24		0.23		1.28		345		128

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06% - 0.65%, 0.07%-0.65%, 0.08%-0.65% and 0.10%-0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Less than $500,000.
7	Not annualized.
8	Annualized.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       40

Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	13.47	0.15	0.43	0.58	(0.19)	(0.27)	—	(0.46)	13.59	4.46	[6]	1.04	[7]	0.81	[7]	2.32	[7]	1		10
08-31-2016	12.92	0.13	0.79	0.92	(0.17)	(0.20)	—	(0.37)	13.47	7.23		1.06		0.84		1.03		—	[8]	7
08-31-2015	13.64	0.17	(0.67)	(0.50)	(0.14)	(0.08)	—	(0.22)	12.92		(3.70)	3.12		0.92		1.23		—	[8]	7
08-31-2014	11.94	0.13	1.73	1.86	(0.13)	(0.03)	—	(0.16)	13.64	15.65		14.74		1.02		1.01		—	[8]	9
08-31-2013[9]	11.26	0.12	0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75	[6]	14.92	[7]	1.04	[7]	1.01	[7]	—	[8]	6	[10]
CLASS R2
02-28-2017[5]	13.46	0.16	0.45	0.61	(0.23)	(0.27)	—	(0.50)	13.57	4.64	[6]	0.79	[7]	0.56	[7]	2.40	[7]	1		10
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	—	(0.39)	13.46	7.38		0.81		0.59		1.25		—	[8]	7
08-31-2015	13.65	0.29	(0.76)	(0.47)	(0.18)	(0.08)	—	(0.26)	12.92		(3.53)	2.20		0.74		2.10		—	[8]	7
08-31-2014	11.94	0.10	1.80	1.90	(0.16)	(0.03)	—	(0.19)	13.65	16.01		7.63		0.77		0.76		—	[8]	9
08-31-2013[9]	11.26	0.15	0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02	[6]	14.67	[7]	0.79	[7]	1.26	[7]	—	[8]	6	[10]
CLASS R4
02-28-2017[5]	13.53	0.20	0.43	0.63	(0.27)	(0.27)	—	(0.54)	13.62	4.81	[6]	0.56	[7]	0.23	[7]	3.02	[7]	—	[8]	10
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	—	(0.43)	13.53	7.80		0.55		0.25		1.94		—	[8]	7
08-31-2015	13.69	0.23	(0.66)	(0.43)	(0.21)	(0.08)	—	(0.29)	12.97		(3.21)	4.41		0.43		1.71		—	[8]	7
08-31-2014	11.98	0.20	1.73	1.93	(0.19)	(0.03)	—	(0.22)	13.69	16.23		14.14		0.52		1.51		—	[8]	9
08-31-2013	11.29	0.18	0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35		19.82		0.54		1.49		—	[8]	6
08-31-2012[11]	11.21	0.01	0.07	0.08	—	—	—	—	11.29	0.71	[6]	21.28	[7]	0.52	[7]	0.33	[7]	—	[8]	122	[12]
Class R6
02-28-2017[5]	13.47	0.20	0.44	0.64	(0.29)	(0.27)	—	(0.56)	13.55	4.92	[6]	0.31	[7]	0.06	[7]	3.09	[7]	5		10
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	—	(0.45)	13.47	7.95		0.30		0.09		1.63		1		7
08-31-2015	13.64	0.19	(0.59)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.92		(2.99)	1.21		0.24		1.42		1		7
08-31-2014	11.94	0.23	1.72	1.95	(0.22)	(0.03)	—	(0.25)	13.64	16.48		5.76		0.27		1.82		—	[8]	9
08-31-2013[9]	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55	[6]	11.95	[7]	0.29	[7]	1.59	[7]	—	[8]	6	[10]
CLASS 1
02-28-2017[5]	13.48	0.21	0.41	0.62	(0.28)	(0.27)	—	(0.55)	13.55	4.79	[6]	0.34	[7]	0.11	[7]	3.10	[7]	1,465		10
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	—	(0.44)	13.48	7.89		0.34		0.14		2.02		1,440		7
08-31-2015	13.65	0.25	(0.65)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.93		(3.03)	0.32		0.29		1.82		1,245		7
08-31-2014	11.94	0.21	1.74	1.95	(0.21)	(0.03)	—	(0.24)	13.65	16.51		0.32		0.32		1.65		1,196		9
08-31-2013	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50		0.34		0.34		1.55		820		6
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	— [13]	—	(0.16)	11.26	10.54		0.24		0.24		1.34		433		122

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06%-0.65%, 0.07% - 65%, 0.08%-0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       41

Financial highlights continued

Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	12.97	0.09	0.24	0.33	(0.19)	(0.18)	—	(0.37)	12.93	2.59	[6]	1.12	[7]	0.88	[7]	1.49	[7]	—	[8]	12
08-31-2016	12.52	0.17	0.63	0.80	(0.16)	(0.19)	—	(0.35)	12.97	6.52		1.11		0.90		1.35		—	[8]	9
08-31-2015	13.09	0.18	(0.55)	(0.37)	(0.13)	(0.07)	—	(0.20)	12.52		(2.88)	3.61		0.99		1.38		—	[8]	9
08-31-2014	11.71	0.13	1.40	1.53	(0.12)	(0.03)	—	(0.15)	13.09	13.13		15.21		1.08		1.03		—	[8]	13
08-31-2013[9]	11.29	0.12	0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40	[6]	15.15	[7]	1.09	[7]	1.04	[7]	—	[8]	9	[10]
CLASS R2
02-28-2017[5]	12.99	0.16	0.20	0.36	(0.24)	(0.18)	—	(0.42)	12.93	2.86	[6]	0.70	[7]	0.47	[7]	2.49	[7]	—	[8]	12
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	—	(0.40)	12.99	6.99		0.70		0.50		1.77		—	[8]	9
08-31-2015	13.09	0.19	(0.52)	(0.33)	(0.16)	(0.07)	—	(0.23)	12.53		(2.56)	4.41		0.65		1.49		—	[8]	9
08-31-2014	11.71	0.16	1.40	1.56	(0.15)	(0.03)	—	(0.18)	13.09	13.40		15.08		0.83		1.28		—	[8]	13
08-31-2013[9]	11.29	0.15	0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67	[6]	14.91	[7]	0.84	[7]	1.30	[7]	—	[8]	9	[10]
CLASS R4
02-28-2017[5]	13.02	0.17	0.19	0.36	(0.26)	(0.18)	—	(0.44)	12.94	2.87	[6]	0.63	[7]	0.30	[7]	2.68	[7]	—	[8]	12
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	—	(0.41)	13.02	7.18		0.62		0.32		1.96		—	[8]	9
08-31-2015	13.12	0.22	(0.53)	(0.31)	(0.19)	(0.07)	—	(0.26)	12.55		(2.39)	4.62		0.50		1.71		—	[8]	9
08-31-2014	11.74	0.19	1.40	1.59	(0.18)	(0.03)	—	(0.21)	13.12	13.63		14.64		0.58		1.53		—	[8]	13
08-31-2013	11.31	0.18	0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01		20.24		0.59		1.53		—	[8]	9
08-31-2012[11]	11.18	0.02	0.11	0.13	—	—	—	—	11.31	1.16	[6]	21.16	[7]	0.55	[7]	0.49	[7]	—	[8]	123	[12]
Class R6
02-28-2017[5]	12.98	0.16	0.21	0.37	(0.28)	(0.18)	—	(0.46)	12.89	2.97	[6]	0.38	[7]	0.13	[7]	2.59	[7]	4		12
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	—	(0.43)	12.98	7.30		0.37		0.15		1.80		1		9
08-31-2015	13.09	0.22	(0.49)	(0.27)	(0.23)	(0.07)	—	(0.30)	12.52		(2.16)	1.14		0.30		1.70		1		9
08-31-2014	11.71	0.22	1.40	1.62	(0.21)	(0.03)	—	(0.24)	13.09	13.94		3.15		0.33		1.77		1		13
08-31-2013[9]	11.29	0.19	0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19	[6]	10.94	[7]	0.34	[7]	1.62	[7]	1		9	[10]
CLASS 1
02-28-2017[5]	12.98	0.18	0.20	0.38	(0.28)	(0.18)	—	(0.46)	12.90	3.00	[6]	0.41	[7]	0.18	[7]	2.77	[7]	1,511		12
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	—	(0.43)	12.98	7.25		0.40		0.20		2.04		1,528		9
08-31-2015	13.09	0.24	(0.52)	(0.28)	(0.22)	(0.07)	—	(0.29)	12.52		(2.20)	0.39		0.35		1.82		1,352		9
08-31-2014	11.71	0.21	1.40	1.61	(0.20)	(0.03)	—	(0.23)	13.09	13.89		0.38		0.38		1.68		1,294		13
08-31-2013[9]	11.29	0.19	0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14		0.39		0.39		1.60		937		9	[10]
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	— [13]	—	(0.15)	11.29	9.96		0.26		0.26		1.47		519		123

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06% - 0.65%, 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       42

Multi-Index 2020 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	12.26	0.10	(0.01)	0.09	(0.20)	(0.14)	—	(0.34)	12.01	0.76	[6]	0.98	[7]	0.74	[7]	1.71	[7]	—	[8]	10
08-31-2016	11.92	0.18	0.52	0.70	(0.16)	(0.20)	—	(0.36)	12.26	6.02		0.97		0.75		1.54		—	[8]	13
08-31-2015	12.36	0.15	(0.38)	(0.23)	(0.12)	(0.09)	—	(0.21)	11.92		(1.88)	4.84		0.99		1.25		—	[8]	13
08-31-2014	11.40	0.12	0.99	1.11	(0.11)	(0.04)	—	(0.15)	12.36	9.78		15.97		1.15		1.02		—	[8]	16
08-31-2013[9]	11.30	0.12	0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18	[6]	15.47	[7]	1.16	[7]	1.02	[7]	—	[8]	11	[10]
CLASS R2
02-28-2017[5]	12.24	0.11	(0.01)	0.10	(0.20)	(0.14)	—	(0.34)	12.00	0.88	[6]	0.96	[7]	0.70	[7]	1.78	[7]	1	[8]	10
08-31-2016	11.91	0.20	0.50	0.70	(0.17)	(0.20)	—	(0.37)	12.24	6.00		0.95		0.71		1.67		—	[8]	13
08-31-2015	12.37	0.15	(0.37)	(0.22)	(0.15)	(0.09)	—	(0.24)	11.91		(1.80)	1.91		0.88		1.27		1		13
08-31-2014	11.40	0.13	1.02	1.15	(0.14)	(0.04)	—	(0.18)	12.37	10.13		10.59		0.90		1.07		—	[8]	16
08-31-2013[9]	11.30	0.15	0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44	[6]	15.22	[7]	0.91	[7]	1.27	[7]	—	[8]	11	[10]
CLASS R4
02-28-2017[5]	12.26	0.14	(0.03)	0.11	(0.24)	(0.14)	—	(0.38)	11.99	0.97	[6]	0.71	[7]	0.36	[7]	2.32	[7]	—	[8]	10
08-31-2016	11.93	0.23	0.51	0.74	(0.21)	(0.20)	—	(0.41)	12.26	6.34		0.70		0.38		1.94		—	[8]	13
08-31-2015	12.38	0.20	(0.38)	(0.18)	(0.18)	(0.09)	—	(0.27)	11.93		(1.47)	4.93		0.57		1.65		—	[8]	13
08-31-2014	11.41	0.18	1.00	1.18	(0.17)	(0.04)	—	(0.21)	12.38	10.39		15.33		0.65		1.52		—	[8]	16
08-31-2013	11.31	0.17	0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69		20.55		0.66		1.50		—	[8]	11
08-31-2012[11]	11.13	0.03	0.15	0.18	—	—	—	—	11.31	1.62	[6]	21.05	[7]	0.60	[7]	0.76	[7]	—	[8]	127	[12]
Class R6
02-28-2017[5]	12.24	0.14	(0.02)	0.12	(0.26)	(0.14)	—	(0.40)	11.96	1.06	[6]	0.46	[7]	0.20	[7]	2.41	[7]	4		10
08-31-2016	11.91	0.19	0.57	0.76	(0.23)	(0.20)	—	(0.43)	12.24	6.55		0.45		0.21		1.68		2		13
08-31-2015	12.36	0.22	(0.37)	(0.15)	(0.21)	(0.09)	—	(0.30)	11.91		(1.23)	1.35		0.38		1.77		—	[8]	13
08-31-2014	11.40	0.21	0.99	1.20	(0.20)	(0.04)	—	(0.24)	12.36	10.59		4.41		0.40		1.75		—	[8]	16
08-31-2013[9]	11.30	0.19	0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95	[6]	12.08	[7]	0.41	[7]	1.71	[7]	—	[8]	11	[10]
CLASS 1
02-28-2017[5]	12.23	0.14	(0.02)	0.12	(0.26)	(0.14)	—	(0.40)	11.95	1.01	[6]	0.50	[7]	0.25	[7]	2.42	[7]	935		10
08-31-2016	11.90	0.24	0.51	0.75	(0.22)	(0.20)	—	(0.42)	12.23	6.50		0.48		0.26		2.04		1,003		13
08-31-2015	12.36	0.22	(0.38)	(0.16)	(0.21)	(0.09)	—	(0.30)	11.90		(1.36)	0.46		0.43		1.78		939		13
08-31-2014	11.39	0.20	1.00	1.20	(0.19)	(0.04)	—	(0.23)	12.36	10.63		0.45		0.45		1.69		947		16
08-31-2013	11.30	0.18	0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81		0.46		0.46		1.61		757		11
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	— [13]	—	(0.15)	11.30	8.75		0.29		0.29		1.62		448		127

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06% - 0.65%0.06%-0.65%, 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       43

Financial highlights continued

Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2017[5]	11.40	0.08	(0.09)	(0.01)	(0.15)	(0.04)	—	(0.19)	11.20	(0.06	) [6]	1.06	[7]	0.79	[7]	1.47	[7]	—	[8]	3
08-31-2016	11.23	0.13	0.34	0.47	(0.14)	(0.16)	—	(0.30)	11.40	4.26		1.11		0.85		1.23		—	[8]	17	[9]
08-31-2015	11.50	0.12	(0.19)	(0.07)	(0.11)	(0.09)	—	(0.20)	11.23		(0.63)	5.44		1.06		1.05		—	[8]	32
08-31-2014	10.98	0.10	0.55	0.65	(0.09)	(0.04)	—	(0.13)	11.50	5.95		16.81		1.25		0.91		—	[8]	22
08-31-2013[10]	11.26	0.11	(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30	) [6]	15.88	[7]	1.25	[7]	0.93	[7]	—	[8]	27	[14]
CLASS R2
02-28-2017[5]	11.39	0.10	(0.10)	—	(0.17)	(0.04)	—	(0.21)	11.18	0.02	[6]	0.89	[7]	0.62	[7]	1.71	[7]	—	[8]	3
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	—	(0.32)	11.39	4.41		0.94		0.67		1.39		—	[8]	17	[9]
08-31-2015	11.50	0.14	(0.18)	(0.04)	(0.14)	(0.09)	—	(0.23)	11.23		(0.38)	4.59		0.82		1.24		—	[8]	32
08-31-2014	10.98	0.13	0.55	0.68	(0.12)	(0.04)	—	(0.16)	11.50	6.22		16.81		1.00		1.16		—	[8]	22
08-31-2013[10]	11.26	0.13	(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05	) [6]	15.64	[7]	1.00	[7]	1.18	[7]	—	[8]	27	[14]
CLASS R4
02-28-2017[5]	11.39	0.11	(0.10)	0.01	(0.19)	(0.04)	—	(0.23)	11.17	0.13	[6]	0.79	[7]	0.42	[7]	1.92	[7]	—	[8]	3
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	—	(0.34)	11.39	4.65		0.81		0.45		1.64		—	[8]	17	[9]
08-31-2015	11.50	0.17	(0.19)	(0.02)	(0.17)	(0.09)	—	(0.26)	11.22		(0.22)	5.29		0.65		1.46		—	[8]	32
08-31-2014	10.98	0.16	0.55	0.71	(0.15)	(0.04)	—	(0.19)	11.50	6.48		16.19		0.75		1.42		—	[8]	22
08-31-2013	11.26	0.16	(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20		21.18		0.75		1.42		—	[8]	27
08-31-2012[11]	11.03	0.04	0.19	0.23	—	—	—	—	11.26	2.09	[6]	20.89	[7]	0.66	[7]	1.04	[7]	—	[8]	133	[12]
Class R6
02-28-2017[5]	11.37	0.11	(0.08)	0.03	(0.21)	(0.04)	—	(0.25)	11.15	0.30	[6]	0.54	[7]	0.25	[7]	2.00	[7]	3		3
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	—	(0.36)	11.37	4.66		0.56		0.28		1.55		2		17	[9]
08-31-2015	11.51	0.19	(0.19)	—	(0.20)	(0.09)	—	(0.29)	11.22		(0.05)	2.82		0.46		1.65		—	[8]	32
08-31-2014	10.98	0.19	0.56	0.75	(0.18)	(0.04)	—	(0.22)	11.51	6.84		8.15		0.50		1.66		—	[8]	22
08-31-2013[10]	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45	[6]	12.19	[7]	0.50	[7]	1.64	[7]	—	[8]	27	[14]
CLASS 1
02-28-2017[5]	11.38	0.11	(0.08)	0.03	(0.21)	(0.04)	—	(0.25)	11.16	0.25	[6]	0.57	[7]	0.30	[7]	2.05	[7]	557		3
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	—	(0.35)	11.38	4.70		0.59		0.33		1.78		627		17	[9]
08-31-2015	11.51	0.18	(0.19)	(0.01)	(0.19)	(0.09)	—	(0.28)	11.22		(0.10)	0.55		0.51		1.60		404		32
08-31-2014	10.98	0.18	0.56	0.74	(0.17)	(0.04)	—	(0.21)	11.51	6.79		0.55		0.55		1.61		440		22
08-31-2013	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40		0.55		0.55		1.57		404		27
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	— [13]	—	(0.15)	11.26	6.92		0.32		0.31		1.79		293		133

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06%-0.65%, 0.06% - 0.65%, 0.07% - 65%, 0.08%-0.65%, 0.10%-0.65% and 0.10%-0.63% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
5	Six months ended 2-28-17. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	Excludes merger activity.
10	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       44

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Multi-Index Preservation Portfolios (formerly Retirement Choices Portfolios, or the portfolios, and each individually, the portfolio)), are presented in this report. The Multi-Index Preservation Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC).Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of all portfolios are as follows: To seek high total return until the portfolios' target retirement dates, with a greater focus on income as the target dates approach. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Effective February 1, 2017, the portfolios changed their names as follows:

New Portfolio Name	Former Portfolio Name
Multi-Index 2060 Preservation Portfolio	Retirement Choices at 2060 Portfolio
Multi-Index 2055 Preservation Portfolio	Retirement Choices at 2055 Portfolio
Multi-Index 2050 Preservation Portfolio	Retirement Choices at 2050 Portfolio
Multi-Index 2045 Preservation Portfolio	Retirement Choices at 2045 Portfolio
Multi-Index 2040 Preservation Portfolio	Retirement Choices at 2040 Portfolio
Multi-Index 2035 Preservation Portfolio	Retirement Choices at 2035 Portfolio
Multi-Index 2030 Preservation Portfolio	Retirement Choices at 2030 Portfolio
Multi-Index 2025 Preservation Portfolio	Retirement Choices at 2025 Portfolio
Multi-Index 2020 Preservation Portfolio	Retirement Choices at 2020 Portfolio
Multi-Index Income Preservation Portfolio	Retirement Choices Income Portfolio

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as an investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolio's Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       45

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain portfolio, and subject to the need of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2017, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2017 were as follows:

Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$1,393
Multi-Index 2055 Preservation Portfolio	1,547
Multi-Index 2050 Preservation Portfolio	1,913
Multi-Index 2045 Preservation Portfolio	2,068
Multi-Index 2040 Preservation Portfolio	2,283
Multi-Index 2035 Preservation Portfolio	2,575
Multi-Index 2030 Preservation Portfolio	2,824
Multi-Index 2025 Preservation Portfolio	2,900
Multi-Index 2020 Preservation Portfolio	2,375
Multi-Index Income Preservation Portfolio	2,000

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$13,400,463	$172,178	($12,017)	$160,161
Multi-Index 2055 Preservation Portfolio	183,264,417	3,713,344	(182,235)	3,531,109
Multi-Index 2050 Preservation Portfolio	521,139,718	43,018,794	(1,553,341)	41,465,453
Multi-Index 2045 Preservation Portfolio	656,288,906	69,180,897	(2,015,582)	67,165,315
Multi-Index 2040 Preservation Portfolio	859,263,375	92,397,773	(2,821,490)	89,576,283
Multi-Index 2035 Preservation Portfolio	1,109,725,572	123,620,828	(4,916,855)	118,703,973
Multi-Index 2030 Preservation Portfolio	1,339,422,898	138,975,814	(7,221,136)	131,754,678
Multi-Index 2025 Preservation Portfolio	1,405,357,290	121,377,388	(10,395,039)	110,982,349
Multi-Index 2020 Preservation Portfolio	905,494,736	43,808,624	(8,455,995)	35,352,629
Multi-Index Income Preservation Portfolio	552,275,282	11,677,690	(3,065,772)	8,611,918

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       46

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R4, and Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.25%, and 0.00%, of the portfolios' average net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective January 1, 2017, the Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual portfolio operating expenses of the portfolios' average net assets, by the amounts indicated below. The current expense limitation agreement expires on December 31, 2017.

Portfolio		Portfolio
Multi-Index 2060 Preservation Portfolio	0.29%	Multi-Index 2035 Preservation Portfolio	0.29%
Multi-Index 2055 Preservation Portfolio	0.29%	Multi-Index 2030 Preservation Portfolio	0.29%
Multi-Index 2050 Preservation Portfolio	0.29%	Multi-Index 2025 Preservation Portfolio	0.29%
Multi-Index 2045 Preservation Portfolio	0.29%	Multi-Index 2020 Preservation Portfolio	0.31%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       47

Portfolio		Portfolio
Multi-Index 2040 Preservation Portfolio	0.29%	Multi-Index Income Preservation Portfolio	0.33%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds.

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average net assets and 0.50% of the portfolio's average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

For the six months ended February 28, 2017, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Preservation Portfolio	$1,590	$1,591	$1,741	$1,651	$95,002	$101,575
Multi-Index 2055 Preservation Portfolio	153	153	153	168	238,771	239,398
Multi-Index 2050 Preservation Portfolio	336	280	142	2,065	606,427	609,250
Multi-Index 2045 Preservation Portfolio	608	191	141	1,677	777,419	780,036
Multi-Index 2040 Preservation Portfolio	255	225	142	2,822	1,029,557	1,033,001
Multi-Index 2035 Preservation Portfolio	953	360	140	2,471	1,351,404	1,355,328
Multi-Index 2030 Preservation Portfolio	618	531	137	3,502	1,635,259	1,640,047
Multi-Index 2025 Preservation Portfolio	171	182	131	2,378	1,712,341	1,715,203
Multi-Index 2020 Preservation Portfolio	213	710	134	3,317	1,189,454	1,193,828
Multi-Index Income Preservation Portfolio	354	530	271	2,889	792,726	796,770

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Multi-Index 2060 Preservation Portfolio	—	Multi-Index 2035 Preservation Portfolio	—
Multi-Index 2055 Preservation Portfolio	—	Multi-Index 2030 Preservation Portfolio	0.03%
Multi-Index 2050 Preservation Portfolio	—	Multi-Index 2025 Preservation Portfolio	0.10%
Multi-Index 2045 Preservation Portfolio	—	Multi-Index 2020 Preservation Portfolio	0.16%
Multi-Index 2040 Preservation Portfolio	—	Multi-Index Income Preservation Portfolio	0.20%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2017:

Portfolio	Class R4	Portfolio	Class R4
Multi-Index 2060 Preservation Portfolio	$59	Multi-Index 2035 Preservation Portfolio	$61
Multi-Index 2055 Preservation Portfolio	54	Multi-Index 2030 Preservation Portfolio	60
Multi-Index 2050 Preservation Portfolio	62	Multi-Index 2025 Preservation Portfolio	57
Multi-Index 2045 Preservation Portfolio	62	Multi-Index 2020 Preservation Portfolio	54
Multi-Index 2040 Preservation Portfolio	62	Multi-Index Income Preservation Portfolio	101

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       48

Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Preservation Portfolio	Class R1	265	8
	Class R2	133	9
	Class R4	147	9
	Class R6	—	9
	Class 1	1,707	—
	Total	2,252	35
Multi-Index 2055 Preservation Portfolio	Class R1	267	8
	Class R2	134	9
	Class R4	134	8
	Class R6	—	9
	Class 1	41,489	—
	Total	42,024	34
Multi-Index 2050 Preservation Portfolio	Class R1	875	23
	Class R2	412	19
	Class R4	155	10
	Class R6	—	118
	Class 1	131,744	—
	Total	133,186	170
Multi-Index 2045 Preservation Portfolio	Class R1	1,858	42
	Class R2	386	12
	Class R4	155	10
	Class R6	—	96
	Class 1	170,644	—
	Total	173,043	160
Multi-Index 2040 Preservation Portfolio	Class R1	620	17
	Class R2	298	15
	Class R4	155	10
	Class R6	—	166
	Class 1	223,730	—
	Total	224,803	208
Multi-Index 2035 Preservation Portfolio	Class R1	2,875	62
	Class R2	738	24
	Class R4	152	9
	Class R6	—	140
	Class 1	294,065	—
	Total	297,830	235
Multi-Index 2030 Preservation Portfolio	Class R1	1,899	41
	Class R2	1,095	36
	Class R4	149	10
	Class R6	—	207
	Class 1	355,978	—
	Total	359,121	294
Multi-Index 2025 Preservation Portfolio	Class R1	486	10
	Class R2	252	13
	Class R4	143	10
	Class R6	—	139
	Class 1	373,268	—
	Total	374,149	172
Multi-Index 2020 Preservation Portfolio	Class R1	425	13
	Class R2	1,288	41
	Class R4	134	9
	Class R6	—	191
	Class 1	239,129	—
	Total	240,976	254
Multi-Index Income Preservation Portfolio	Class R1	673	21
	Class R2	694	32
	Class R4	259	16
	Class R6	—	156
	Class 1	147,859	—
	Total	149,485	225

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       49

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The portfolio's activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Multi-Index Income Preservation Portfolio	Borrower	$11,092,354	3	0.688%	($636)

Note 5 — Portfolio share transactions

Transactions in portfolios' shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

Multi-Index 2060 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	1,908	$20,155	10,007	$100,075
Distributions reinvested	27	292	—	—
Net increase	1,935	$20,447	10,007	$100,075
Class R6 shares
Sold	613	$6,548	10,028	$100,295
Distributions reinvested	6	68	—	—
Repurchased	(39)	(418)	—	—
Net increase	580	$6,198	10,028	$100,295
Class 1 shares
Sold	941,659	$10,148,597	308,797	$3,240,335
Distributions reinvested	10,951	116,632	—	—
Repurchased	(97,909)	(1,035,751)	—	—
Net increase	854,701	$9,229,478	308,797	$3,240,335
Total net increase	857,216	$9,256,123	348,832	$3,640,705

Multi-Index 2055 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,199	$13,033	1,028	$9,585
Distributions reinvested	3	26	—	—
Repurchased	(1,107)	(11,799)	(1)	(8)
Net increase	95	$1,260	1,027	$9,577
Class 1 shares
Sold	2,805,637	$30,266,140	8,030,198	$81,121,385
Distributions reinvested	564,587	5,984,616	176,826	1,794,788
Repurchased	(732,164)	(7,866,006)	(199,947)	(2,079,406)
Net increase	2,638,060	$28,384,750	8,007,077	$80,836,767
Total net increase	2,638,155	$28,386,010	8,008,104	$80,846,344

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class R1, Class R2 and Class R4.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       50

Multi-Index 2050 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,783	$96,348	9,987	$119,276
Distributions reinvested	218	2,653	82	972
Repurchased	(1,408)	(17,706)	(3,877)	(46,245)
Net increase	6,593	$81,295	6,192	$74,003
Class R2 shares
Sold	8,484	$105,212	3,408	$40,429
Distributions reinvested	271	3,293	181	2,139
Repurchased	(823)	(10,118)	(2,471)	(29,718)
Net increase	7,932	$98,387	1,118	$12,850
Class R6 shares
Sold	257,047	$3,211,539	24,563	$288,226
Distributions reinvested	8,027	97,204	153	1,796
Repurchased	(16,615)	(206,862)	(1,684)	(20,726)
Net increase	248,459	$3,101,881	23,032	$269,296
Class 1 shares
Sold	2,243,531	$27,936,760	7,014,983	$82,403,642
Distributions reinvested	2,113,564	25,595,264	1,280,496	15,058,639
Repurchased	(2,324,011)	(28,851,250)	(2,055,344)	(24,326,355)
Net increase	2,033,084	$24,680,774	6,240,135	$73,135,926
Total net increase	2,296,068	$27,962,337	6,270,477	$73,492,075

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class Class R4.

Multi-Index 2045 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	17,649	$245,297	20,415	$275,640
Distributions reinvested	520	7,096	242	3,214
Repurchased	(3,599)	(50,531)	(3,583)	(48,876)
Net increase	14,570	$201,862	17,074	$229,978
Class R2 shares
Sold	4,876	$67,951	2,705	$36,023
Distributions reinvested	423	5,776	222	2,945
Repurchased	(423)	(5,927)	(157)	(2,105)
Net increase	4,876	$67,800	2,770	$36,863
Class R6 shares
Sold	199,033	$2,789,261	6,313	$85,119
Distributions reinvested	5,078	69,061	191	2,517
Repurchased	(9,330)	(130,857)	(644)	(8,621)
Net increase	194,781	$2,727,465	5,860	$79,015
Class 1 shares
Sold	2,289,654	$32,024,294	7,721,335	$101,584,435
Distributions reinvested	2,449,372	33,311,463	1,490,182	19,670,400
Repurchased	(2,751,272)	(38,314,189)	(2,297,843)	(30,538,062)
Net increase	1,987,754	$27,021,568	6,913,674	$90,716,773
Total net increase	2,201,981	$30,018,695	6,939,378	$91,062,629

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class R4.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       51

Multi-Index 2040 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	6,061	$84,074	3,909	$51,204
Distributions reinvested	90	1,222	4	51
Repurchased	(20)	(281)	(1,569)	(20,793)
Net increase	6,131	$85,015	2,344	$30,462
Class R2 shares
Sold	7,683	$106,098	3,754	$50,009
Distributions reinvested	14	193	12	162
Repurchased	(4,730)	(65,174)	(3,810)	(49,951)
Net increase (decrease)	2,967	$41,117	(44)	$220
Class R4 shares
Sold	813	$11,611	—	—
Net increase	813	$11,611	—	—
Class R6 shares
Sold	269,823	$3,752,890	32,980	$437,635
Distributions reinvested	8,528	115,300	1,869	24,534
Repurchased	(19,339)	(269,281)	(10,675)	(140,990)
Net increase	259,012	$3,598,909	24,174	$321,179
Class 1 shares
Sold	3,173,369	$44,072,117	9,066,061	$119,309,396
Distributions reinvested	3,153,280	42,695,414	1,986,912	26,127,900
Repurchased	(3,738,483)	(51,806,207)	(2,966,799)	(39,432,594)
Net increase	2,588,166	$34,961,324	8,086,174	$106,004,702
Total net increase	2,857,089	$38,697,976	8,112,648	$106,356,563

Multi-Index 2035 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	33,506	$459,054	8,780	$115,649
Distributions reinvested	1,491	20,031	888	11,616
Repurchased	(455)	(6,254)	(1,488)	(20,169)
Net increase	34,542	$472,831	8,180	$107,096
Class R2 shares
Sold	4,066	$55,413	913	$11,998
Distributions reinvested	832	11,143	620	8,092
Repurchased	(4,241)	(58,389)	(1,582)	(20,889)
Net increase (decrease)	657	$8,167	(49)	($799)
Class R6 shares
Sold	324,549	$4,461,033	28,635	$380,970
Distributions reinvested	7,091	94,812	578	7,531
Repurchased	(15,781)	(215,906)	(19,840)	(261,289)
Net increase	315,859	$4,339,939	9,373	$127,212
Class 1 shares
Sold	2,268,059	$31,262,325	10,532,812	$137,348,430
Distributions reinvested	4,064,136	54,337,497	2,755,691	35,851,546
Repurchased	(5,219,510)	(71,500,971)	(4,513,638)	(59,486,689)
Net increase	1,112,685	$14,098,851	8,774,865	$113,713,287
Total net increase	1,463,743	$18,919,788	8,792,369	$113,946,796

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class R4.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       52

Multi-Index 2030 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	22,461	$299,089	24,070	$310,172
Distributions reinvested	323	4,229	269	3,438
Repurchased	(180)	(2,374)	(9,417)	(123,028)
Net increase	22,604	$300,944	14,922	$190,582
Class R2 shares
Sold	13,453	$179,075	21,542	$278,451
Distributions reinvested	1,020	13,349	299	3,816
Repurchased	(3,593)	(48,327)	(618)	(7,868)
Net increase	10,880	$144,097	21,223	$274,399
Class R6 shares
Sold	306,375	$4,102,470	221,964	$2,880,973
Distributions reinvested	9,968	130,181	1,168	14,857
Repurchased	(35,926)	(479,775)	(163,617)	(2,096,843)
Net increase	280,417	$3,752,876	59,515	$798,987
Class 1 shares
Sold	2,894,866	$38,877,129	12,526,052	$161,333,914
Distributions reinvested	4,489,861	58,637,591	3,471,692	44,194,641
Repurchased	(6,196,870)	(82,851,189)	(5,424,912)	(70,402,959)
Net increase	1,187,857	$14,663,531	10,572,832	$135,125,596
Total net increase	1,501,758	$18,861,448	10,668,492	$136,389,564

There were no share transactions for the six months ended 2-28-17 and the year ended 8-31-16 for Class R4.

Multi-Index 2025 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	23,678	$303,158	5,631	$70,596
Distributions reinvested	73	918	182	2,243
Repurchased	(353)	(4,540)	(6,915)	(87,293)
Net increase (decrease)	23,398	$299,536	(1,102)	($14,454)
Class R2 shares
Sold	678	$8,612	187	$2,320
Distributions reinvested	1	8	—	—
Repurchased	(4)	(56)	—	—
Net increase	675	$8,564	187	$2,320
Class R4 shares
Sold	16	$210	—	—
Net increase	16	$210	—	—
Class R6 shares
Sold	262,407	$3,351,831	49,816	$631,830
Distributions reinvested	5,305	66,417	691	8,467
Repurchased	(41,094)	(526,294)	(27,183)	(344,870)
Net increase	226,618	$2,891,954	23,324	$295,427
Class 1 shares
Sold	2,980,955	$38,489,581	12,713,427	$159,028,449
Distributions reinvested	4,196,599	52,541,425	3,835,558	47,062,301
Repurchased	(7,738,292)	(99,520,850)	(6,839,201)	(85,836,658)
Net increase (decrease)	(560,738)	($8,489,844)	9,709,784	$120,254,092
Total net increase (decrease)	(310,031)	($5,289,580)	9,732,193	$120,537,385

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       53

Multi-Index 2020 Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	14,214	$169,314	1,647	$19,640
Distributions reinvested	6	66	12	143
Repurchased	(3)	(30)	(396)	(4,747)
Net increase	14,217	$169,350	1,263	$15,036
Class R2 shares
Sold	21,938	$260,086	6,334	$74,742
Distributions reinvested	1	7	479	5,565
Repurchased	(201)	(2,417)	(38,428)	(458,556)
Net increase (decrease)	21,738	$257,676	(31,615)	($378,249)
Class R4 shares
Sold	—	—	16	$192
Repurchased	—	—	(16)	(182)
Net increase	—	—	—	$10
Class R6 shares
Sold	274,821	$3,303,278	160,016	$1,925,260
Distributions reinvested	7,070	82,787	491	5,687
Repurchased	(91,366)	(1,105,234)	(54,760)	(664,951)
Net increase	190,525	$2,280,831	105,747	$1,265,996
Class 1 shares
Sold	1,599,786	$19,368,174	8,790,112	$104,446,437
Distributions reinvested	2,658,595	31,132,148	2,883,598	33,363,225
Repurchased	(8,103,358)	(97,385,806)	(8,490,603)	(101,070,751)
Net increase (decrease)	(3,844,977)	($46,885,484)	3,183,107	$36,738,911
Total net increase (decrease)	(3,618,497)	($44,177,627)	3,258,502	$37,641,704

Multi-Index Income Preservation Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,420	$82,703	492	$5,556
Issued in reorganization (Note 8)	—	—	11,713	131,027
Distributions reinvested	60	660	5	52
Repurchased	(447)	(4,955)	(376)	(4,235)
Net increase	7,033	$78,408	11,834	$132,400
Class R2 shares
Sold	724	$8,083	567	$6,360
Issued in reorganization (Note 8)	—	—	21,676	242,188
Distributions reinvested	76	836	58	637
Repurchased	(30)	(339)	(982)	(11,076)
Net increase	770	$8,580	21,319	$238,109
Class R4 shares
Issued in reorganization (Note 8)	—	—	9,014	100,612
Net increase	—	—	9,014	$100,612
Class R6 shares
Sold	132,674	$1,479,843	191,058	$2,135,475
Issued in reorganization (Note 8)	—	—	19,676	219,352
Distributions reinvested	3,733	40,988	—	—
Repurchased	(26,682)	(297,862)	(88,500)	(988,078)
Net increase	109,725	$1,222,969	122,234	$1,366,749
Class 1 shares
Sold	1,187,491	$13,426,610	4,024,609	$45,160,050
Issued in reorganization (Note 8)	—	—	22,539,557	251,307,050
Distributions reinvested	1,165,922	12,813,478	1,135,220	12,385,249
Repurchased	(7,506,454)	(83,940,044)	(8,648,610)	(96,790,667)
Net increase (decrease)	(5,153,041)	($57,699,956)	19,050,776	$212,061,682
Total net increase (decrease)	(5,035,513)	($56,389,999)	19,215,177	$213,899,552

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       54

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class	Portfolio	Class	% by Class
Multi-Index 2060 Preservation Portfolio	R1	100%	Multi-Index 2040 Preservation Portfolio	R2	54%
Multi-Index 2060 Preservation Portfolio	R2	100%	Multi-Index 2040 Preservation Portfolio	R4	92%
Multi-Index 2060 Preservation Portfolio	R4	84%	Multi-Index 2040 Preservation Portfolio	1	100%
Multi-Index 2060 Preservation Portfolio	R6	94%	Multi-Index 2035 Preservation Portfolio	R4	100%
Multi-Index 2060 Preservation Portfolio	1	100%	Multi-Index 2035 Preservation Portfolio	1	100%
Multi-Index 2055 Preservation Portfolio	R1	100%	Multi-Index 2030 Preservation Portfolio	R4	100%
Multi-Index 2055 Preservation Portfolio	R2	100%	Multi-Index 2030 Preservation Portfolio	1	100%
Multi-Index 2055 Preservation Portfolio	R4	100%	Multi-Index 2025 Preservation Portfolio	R2	69%
Multi-Index 2055 Preservation Portfolio	R6	90%	Multi-Index 2025 Preservation Portfolio	R4	100%
Multi-Index 2055 Preservation Portfolio	1	100%	Multi-Index 2025 Preservation Portfolio	1	100%
Multi-Index 2050 Preservation Portfolio	R1	38%	Multi-Index 2020 Preservation Portfolio	R2	15%
Multi-Index 2050 Preservation Portfolio	R2	41%	Multi-Index 2020 Preservation Portfolio	R4	100%
Multi-Index 2050 Preservation Portfolio	R4	100%	Multi-Index 2020 Preservation Portfolio	1	100%
Multi-Index 2050 Preservation Portfolio	R6	4%	Multi-Index Income Preservation Portfolio	R1	63%
Multi-Index 2050 Preservation Portfolio	1	100%	Multi-Index Income Preservation Portfolio	R2	50%
Multi-Index 2045 Preservation Portfolio	R4	100%	Multi-Index Income Preservation Portfolio	R4	100%
Multi-Index 2045 Preservation Portfolio	R6	4%	Multi-Index Income Preservation Portfolio	R6	7%
Multi-Index 2045 Preservation Portfolio	1	100%	Multi-Index Income Preservation Portfolio	1	100%
Multi-Index 2040 Preservation Portfolio	R1	45%

Note 6 — Purchase and sale of securities

Purchase and sale of securities, other than short-term investments amounted to the following for the six months ended February 28, 2017:

Portfolio	Purchases	Sales
Multi-Index 2060 Preservation Portfolio	$10,672,299	$1,027,304
Multi-Index 2055 Preservation Portfolio	42,206,644	7,933,882
Multi-Index 2050 Preservation Portfolio	67,438,219	27,961,024
Multi-Index 2045 Preservation Portfolio	86,996,013	43,135,072
Multi-Index 2040 Preservation Portfolio	119,214,065	62,892,502
Multi-Index 2035 Preservation Portfolio	140,780,960	104,027,125
Multi-Index 2030 Preservation Portfolio	185,122,026	149,457,377
Multi-Index 2025 Preservation Portfolio	177,255,159	176,616,710
Multi-Index 2020 Preservation Portfolio	99,110,718	150,876,711
Multi-Index Income Preservation Portfolio	19,421,882	79,633,127

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.5%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.1%
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.9%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	10.6%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	6.2%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	10.5%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	7.5%
Multi-Index 2025 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.3%
Multi-Index 2025 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	12.5%
Multi-Index 2020 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	7.4%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2060 Preservation Portfolio
Short Term Government Income	3,348	10,037	963	12,422	$618	—	($118)	$117,640
Strategic Equity Allocation	198,728	589,662	55,270	733,120	97,515	$404,859	(16,181)	9,508,567
					$98,133	$404,859	($16,299)	$9,626,207

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       55

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2055 Preservation Portfolio
Short Term Government Income	138,562	41,760	7,666	172,656	$17,347	—	($1,698)	$1,635,053
Strategic Equity Allocation	8,224,995	2,327,181	387,366	10,164,810	2,144,778	$8,904,620	(413,388)	131,837,583
					$2,162,125	$8,904,620	($415,086)	$133,472,636
Multi-Index 2050 Preservation Portfolio
Short Term Government Income	475,797	67,643	23,252	520,188	$55,582	—	($7,016)	$4,926,178
Strategic Equity Allocation	28,130,631	3,817,579	1,334,479	30,613,731	6,688,159	$27,767,673	(1,008,547)	397,060,091
					$6,743,741	$27,767,673	($1,015,563)	$401,986,269
Multi-Index 2045 Preservation Portfolio
Short Term Government Income	462,077	81,030	27,459	515,648	$54,921	—	($12,581)	$4,883,190
Strategic Equity Allocation	36,571,347	4,558,378	2,003,936	39,125,789	8,614,867	$35,766,914	(1,036,519)	507,461,479
					$8,669,788	$35,766,914	($1,049,100)	$512,344,669
Multi-Index 2040 Preservation Portfolio
Short Term Government Income	546,165	115,887	42,049	620,003	$65,094	—	($18,939)	$5,871,432
Strategic Equity Allocation	46,636,594	5,698,681	2,860,169	49,475,106	10,897,280	$45,242,956	(1,383,334)	641,692,130
					$10,962,374	$45,242,956	($1,402,273)	$647,563,562
Multi-Index 2035 Preservation Portfolio
Short Term Government Income	1,354,510	247,158	78,101	1,523,567	$160,632	—	($36,410)	14,428,180
Strategic Equity Allocation	57,719,235	5,893,761	5,077,356	58,535,640	12,951,061	$53,769,777	(1,026,033)	759,207,254
					$13,111,693	$53,769,777	($1,062,443)	$773,635,434
Multi-Index 2030 Preservation Portfolio
Short Term Government Income	1,626,746	286,458	75,241	1,837,963	$194,928	—	($37,496)	$17,405,509
Strategic Equity Allocation	59,363,860	6,359,745	7,553,644	58,169,961	12,980,328	$53,891,287	1,467,283	754,464,396
					$13,175,256	$53,891,287	$1,429,787	$771,869,905
Multi-Index 2025 Preservation Portfolio
Short Term Government Income	2,810,108	366,882	137,246	3,039,744	$329,958	—	($65,458)	$28,786,373
Strategic Equity Allocation	44,132,694	4,672,110	8,380,452	40,424,352	9,108,839	$37,817,767	6,670,130	524,303,850
					$9,438,797	$37,817,767	$6,604,672	$553,090,223
Multi-Index 2020 Preservation Portfolio
Short Term Government Income	1,766,167	159,239	129,658	1,795,748	$203,310	—	($67,044)	$17,005,729
Strategic Equity Allocation	16,498,935	1,805,377	5,708,277	12,596,035	2,926,352	$12,149,530	14,246,980	163,370,571
					$3,129,662	$12,149,530	$14,179,936	$180,376,300
Multi-Index Income Preservation Portfolio
Short Term Government Income	1,304,256	30,170	150,084	1,184,342	$145,743	—	($46,174)	$11,215,717
Strategic Equity Allocation	2,645,843	391,270	647,092	2,390,021	574,016	$2,383,181	883,023	30,998,571
					$719,759	$2,383,181	$836,849	$42,214,288

Note 8 — Reorganization

On April 11, 2016, the shareholders of Retirement Choices at 2010 (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Retirement Choices Income Portfolio, (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio's shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio's identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 22, 2016. The following outlines the reorganization:

Acquiring portfolio	Acquired portfolio	Net asset value of the acquired portfolio	Appreciation of the acquired portfolio investment	Shares redeemed by the acquired portfolio	Shares issued by the acquiring portfolio	Acquiring portfolio net assets prior to combination	Acquiring portfolio total net assets after combination
Retirement Choices Income Portfolio	Retirement Choices at 2010 Portfolio	$252,000,229	$6,483,815	22,876,713	22,601,636	$393,095,681	$645,095,910

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       56

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio's Statement of operations at August 31, 2016. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       57

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       58

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF355088	RCPSA 2/17 4/17

John Hancock

Multimanager Lifetime Portfolios

(formerly John Hancock Retirement Living through Portfolios)

Semiannual report 2/28/17

A message to shareholders

Dear shareholder,

Continued economic expansion and the prospect of additional pro-growth policies from the new administration have provided a boost to stocks in recent months. The S&P 500 Index, NASDAQ, and Dow Jones Industrial Average each set new all-time highs in the final weeks of 2016, and stocks continued to rally in January and February.

In fixed income, yields jumped sharply higher postelection. In fact, yields on 10-year U.S. Treasuries climbed above 2.60% in March, 125 basis points higher than their July 2016 lows. The U.S. Federal Reserve raised short-term interest rates in December and again in March after the period closed, and hinted at additional rate increases. High-yielding corporate bonds benefited along with other risk assets.

Overseas, the challenges are more significant. Of note, several European countries will hold elections this year that may ultimately determine the fate of the European Union. Coupled with the likelihood of additional interest-rate increases here in the United States, advisors and investors are rightly concerned about the potential for lackluster fixed-income markets in the coming months; although equity markets may be supported by positive company dynamics.

Since the end of the reporting period, a few of the Trump administration's higher profile initiatives have not garnered the support that had been anticipated, and it appears that implementation might be more difficult to achieve than expected. These short-term challenges have been somewhat beneficial for bonds and somewhat problematic for equities. One of your best resources for dealing with market uncertainty is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios' strategy at a glance
3	Discussion of portfolio performance
9	Multimanager 2060 Lifetime Portfolio
10	Multimanager 2055 Lifetime Portfolio
11	Multimanager 2050 Lifetime Portfolio
12	Multimanager 2045 Lifetime Portfolio
13	Multimanager 2040 Lifetime Portfolio
14	Multimanager 2035 Lifetime Portfolio
15	Multimanager 2030 Lifetime Portfolio
16	Multimanager 2025 Lifetime Portfolio
17	Multimanager 2020 Lifetime Portfolio
18	Multimanager 2015 Lifetime Portfolio
19	Multimanager 2010 Lifetime Portfolio
20	Your expenses
27	Portfolios' investments
36	Financial statements
46	Financial highlights
66	Notes to financial statements
98	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       1

Multimanager Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended February 28, 2017?

The major asset classes experienced widely divergent results in the semiannual period, ranging from double-digit gains for small-cap stocks to negative returns for investment-grade bonds. Donald Trump's victory in the U.S. presidential election, together with the Republican sweep of Congress, was the key driver of this disparity. In the weeks following the election, investors bid up domestic equities to reflect the expectation of rising growth, lower taxes, and reduced regulation, fueling a gain of 10.01% for the S&P 500 Index for the full period. Small-cap stocks performed particularly well in the postelection rally and closed with a return of 12.61%, based on the Russell 2000 Index. At the style level, value stocks outpaced their growth counterparts.

Improving investor sentiment—together with signs of stronger growth overseas—also contributed to positive returns for non-U.S. stocks. However, the gains were dampened considerably by the significant weakness in foreign currencies relative to the U.S. dollar. The MSCI EAFE Index, a measure of performance for developed foreign markets, rose 5.01%, while the MSCI Emerging Markets Index climbed 5.65%.

The election results had a much different impact on the bond market, as the prospect of accelerating growth raised the specter of a more aggressive interest-rate policy by the U.S. Federal Reserve. The prices of rate-sensitive securities such as U.S. Treasuries and investment-grade corporate bonds fell sharply in the weeks immediately following the November 8 vote, leading to a loss of 2.19% for the Bloomberg Barclays U.S. Aggregate Bond Index. Emerging-market bonds also lost ground in November, resulting in a slightly negative return for the period; however, domestic high-yield bonds—which are helped by improving economic growth and are less sensitive to interest-rate fluctuations—produced a gain of 5.54%, as gauged by the BofA Merrill Lynch U.S. High Yield Master II Index.

How did the portfolios perform during the period?

All of the portfolios delivered positive absolute returns, but trailed their respective blended benchmarks. Both asset allocation and manager selection acted as headwinds in the majority of the portfolios. However, the shorter-dated portfolios—which have a higher allocation to bonds—produced better relative performance due to the favorable contribution from their fixed-income positioning. All of the portfolios outpaced the average return of their Morningstar peer groups.

The portfolios use a strategic asset allocation glide path geared towards maximizing wealth accumulation across multiple market scenarios. A key tenet of our portfolio construction approach is to use the broadest level of asset class diversification to help achieve this objective. As such, it was encouraging to see positions in several asset classes outside of core equities and fixed income—including sector portfolios, credit-oriented fixed income, and the absolute return strategy—contributing positively to returns. As asset allocators, we firmly believe that these extended asset classes provide additional levers to help meet our risk-and-return objectives.

How were the portfolios positioned as of the end of the period?

Robust qualitative and quantitative analysis helps define the portfolios' long-term glide path, although some deviations are allowed in order to take advantage of shorter-term market opportunities or to mitigate risks. We believe this combination provides us with

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greater flexibility to fine-tune the portfolios' asset class exposures while remaining true to our disciplined asset allocation approach. Accordingly, we took advantage of the continued rally in high-yield bonds to lock in some profits and partially redeploy assets into other asset classes with more attractive valuations, such as emerging-market debt. We also trimmed some of the defensively oriented strategies and reallocated the proceeds into the value style, as we believe accelerating U.S. and global growth should benefit more cyclically oriented sectors. In addition, we further increased the short duration bias of the portfolios' fixed-income holdings.

We believe equities remain a more desirable asset class than bonds in the current environment. The U.S. stock market has defied consensus expectations and risen significantly since the presidential election, as investors adopted a glass is half full stance regarding potential Trump administration initiatives. While the rally has caused valuations to increase, this concern could be mitigated by stronger corporate earnings.

We hold a moderately favorable view on Europe and Japan, where central banks are keen to maintain accommodating monetary policies and where valuations appear more attractive than in the United States. However, headline risks—such as bank stress and slow economic growth—mute our enthusiasm somewhat. Our view on emerging markets has been improving, as economic growth forecasts for some countries are being revised up for the first time in years. In addition, we think valuations in the asset class remain attractive despite the healthy recent gains for the MSCI Emerging Markets Index.

We hold a less favorable outlook on global sovereign fixed income, given that interest rates have been artificially suppressed by central banks for so long. U.S. Treasury yields rose sharply in November, mitigating some of our short-term valuation concerns, but our longer-term doubts remain in place.

We continue to believe special care should be taken to maintain a portfolio that can reasonably withstand unexpected shocks that might occur in the economic or geopolitical landscape, consistent with the level of risk investors are comfortable taking. Increasingly, we believe a global portfolio should include not only traditional equity and fixed-income securities, but also more exposure to alternatives and other nontraditional strategies, including absolute return approaches.

Why did the name of the portfolios change?

Effective February 1, 2017, John Hancock Retirement Living Portfolios were renamed John Hancock Multimanager Lifetime Portfolios. The move was made to reflect the focus on both our multimanager approach and the portfolios' objective to help manage longevity risk by following a dynamic glide path over time.

MULTIMANAGER 2060 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.20%, excluding sales charges. The custom blended benchmark returned 8.34%,1,2 and the Morningstar target-date 2060+ category average returned 6.88%.3

Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton), Global Equity Fund (JHAM), and Disciplined Value Fund (Boston Partners) were among the contributors.

MULTIMANAGER 2055 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.25%, excluding sales charges. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2055 category average rose 6.88%.3

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Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed and emerging-market securities. On the fixed-income side, an underweight to core bonds and allocations to multisector bonds and bank loans aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton), Global Equity Fund (JHAM), and Disciplined Value Fund (Boston Partners) were among the contributors.

MULTIMANAGER 2050 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.31%, excluding sales charges. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2050 category average rose 6.69%.3

Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton), Global Equity Fund (JHAM), and Disciplined Value Fund (Boston Partners) were among the contributors.

MULTIMANAGER LIFETIME 2060-2010 PORTFOLIOS'

For the six months ended 2/28/17

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MULTIMANAGER 2045 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.36%, excluding sales charges. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2045 category average rose 6.70%.3

Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and an allocation to multi-sector bonds aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton), Global Equity Fund (JHAM), and Disciplined Value Fund (Boston Partners) were among the contributors.

MULTIMANAGER 2040 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.33%, excluding sales charges. The custom blended benchmark gained 8.34%,1,2 and the Morningstar target-date 2040 category average rose 6.29%.3

Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton), Global Equity Fund (JHAM), and Disciplined Value Fund (Boston Partners) were among the contributors.

MULTIMANAGER 2035 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 7.08%, excluding sales charges. The custom blended benchmark gained 7.83%,1,2 and the Morningstar target-date 2035 category average rose 5.92%.3

Both asset allocation and manager selection detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and

Market index total returns

For the six months ended 2/28/17

U.S. Stocks	S&P 500 Index	10.01%
	Russell Midcap Index	8.91%
	Russell 2000 Index	12.61%
	FTSE NAREIT All Equity REIT Index	-0.72%
International Stocks	MSCI EAFE Index	5.01%
	MSCI Emerging Markets Index	5.65%
	MSCI EAFE Small Cap Index	5.99%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-2.19%
	Bank of America Merrill Lynch US. High Yield Master II Index	5.54%
	JPMorgan Global Government Bonds Unhedged Index	-6.57%

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emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

At the manager level, Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. Global Equity Fund (JHAM) was among the contributors.

MULTIMANAGER 2030 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 6.48%, excluding sales charges. The custom blended benchmark gained 7.05%,1,2 and the Morningstar target-date 2030 category average rose 5.00%.3

Asset allocation was a modest detractor from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

Manager selection accounted for most of the shortfall. Emerging Markets Equity Fund (JHAM), Mid Cap Stock Fund (Wellington), and Alpha Opportunities Fund (Wellington) were among the leading detractors from relative performance. International Value Fund (Templeton) and Global Equity Fund (JHAM) were among the contributors.

MULTIMANAGER 2025 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 5.65%, excluding sales charges. The custom blended benchmark gained 5.99%,1,2 and the Morningstar target-date 2025 category average rose 4.20%.3

Asset allocation was a modest detractor from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

Manager selection accounted for most of the shortfall. Mid Cap Stock Fund (Wellington), Emerging Markets Equity Fund (JHAM), and Science & Technology Fund (T. Rowe Price) were among the leading detractors from relative performance. Active Bond Fund (JHAM), Total Return Fund (PIMCO), and Global Equity Fund (JHAM) were among the contributors.

MULTIMANAGER 2020 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 4.76%, excluding sales charges. The custom blended benchmark gained 4.84%,1,2 and the Morningstar target-date 2020 category average rose 3.22%.3

Asset allocation had a slightly positive effect on returns. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance. However, the portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites.

At the manager level, Mid Cap Stock Fund (Wellington) and Global Income Fund (Stone Harbor) were among the detractors from relative performance. Active Bond Fund (JHAM), Total Return Fund (PIMCO), and Global Equity Fund (JHAM) were among the contributors.

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MULTIMANAGER 2015 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 3.76%, excluding sales charges. The custom blended benchmark gained 3.86%,1,2 and the Morningstar target-date 2015 category average rose 2.98%.3

Asset allocation was a modest detractor from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

Manager selection had a positive impact. Active Bond Fund (JHAM) and Total Return Fund (PIMCO) were among the contributors to relative performance. Global Income Fund (Stone Harbor) and Natural Resources Fund (Jennison) were among the leading detractors.

MULTIMANAGER 2010 LIFETIME PORTFOLIO

For the six months ended February 28, 2017, the portfolio's Class A shares returned 3.09%, excluding sales charges. The custom blended benchmark gained 3.22%,1,2 and the Morningstar target-date 2000-2010 category average rose 2.52%.3

Asset allocation detracted from performance. The portfolio's allocation to defensive equities—while delivering positive returns—proved to be a headwind to relative performance in an environment characterized by elevated investor risk appetites. Our dedicated sector positioning contributed positively, as did underweights in both international developed- and emerging-market securities. On the fixed-income side, an underweight in core bonds and allocations to multi-sector bonds and bank loans aided performance.

Manager selection had a positive impact. Active Bond Fund (JHAM) and Total Return Fund (PIMCO) were among the contributors to relative performance, while Global Income Fund (Stone Harbor) and Strategic Income Opportunities Fund (JHAM) were among the leading detractors.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates further off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
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Multimanager 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	84.9%
Large Blend	38.6%
U.S. Large Cap	18.7%
International Large Cap	8.5%
U.S. Mid Cap	6.3%
Emerging Markets	4.9%
International Small Cap	3.7%
U.S. Small Cap	2.9%
Global Large Cap	1.3%
Fixed income	5.0%
Multi-Sector Bond	1.6%
Intermediate Bond	1.3%
Global Bond	0.8%
Bank Loan	0.6%
Treasury Inflation-Protected Securities	0.4%
High Yield Bond	0.3%
Alternative and specialty	9.7%
Science & Technology	2.1%
Financial Industries	1.7%
Natural Resources	1.5%
Global Absolute Return Strategies	1.4%
Currency	1.1%
Real Estate	1.0%
Health Sciences	0.9%
Short-term investments and other	0.4%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Cumulative returns
6 months	1.83	7.45	7.23	7.33	7.23	7.40	7.52	7.54	7.50	10.01	-2.19	8.34
Since inception	8.01	14.11	13.67	13.88	13.67	14.06	14.19	14.21	14.16	17.32	0.70	16.05

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A*	Class I*	Class R1*	Class R2*	Class R3*	Class R4*	Class R5*	Class R6*	Class 1*
Gross (%)	3.19	2.88	3.53	3.28	3.43	3.13	2.83	2.78	2.81
Net (%)	1.01	0.70	1.33	1.08	1.23	0.83	0.63	0.58	0.63

*Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
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Multimanager 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	85.4%
Large Blend	39.4%
U.S. Large Cap	18.8%
International Large Cap	8.3%
U.S. Mid Cap	6.0%
Emerging Markets	4.9%
International Small Cap	3.7%
U.S. Small Cap	2.9%
Global Large Cap	1.4%
Fixed income	5.2%
Multi-Sector Bond	1.6%
Intermediate Bond	1.4%
Global Bond	0.8%
Bank Loan	0.6%
Treasury Inflation-Protected Securities	0.5%
High Yield Bond	0.3%
Alternative and specialty	9.3%
Science & Technology	2.1%
Financial Industries	1.7%
Global Absolute Return Strategies	1.5%
Natural Resources	1.3%
Currency	1.0%
Real Estate	1.0%
Health Sciences	0.7%
Short-term investments and other	0.1%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	15.77	22.13	21.55	21.90	21.53	22.08	22.24	22.27	22.23	24.98	1.42	23.42
Since inception	3.71	2.73	5.43	5.69	5.45	5.85	6.03	6.07	5.98	10.73	2.81	7.18
Cumulative returns
6 months	1.89	7.46	7.25	7.35	7.23	7.41	7.46	7.58	7.43	10.01	-2.19	8.34
Since inception	11.28	8.23	16.77	17.61	16.83	18.14	18.71	18.85	18.57	34.81	8.48	22.55

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.60	1.28	1.94	1.68	1.84	1.54	1.24	1.19	1.22
Net (%)	1.02	0.70	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have been recalculated to reflect gross fees and expenses of Class I shares.
2	For certain types of investors, as described in the portfolio's prospectuses.
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Multimanager 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	85.4%
Large Blend	39.0%
U.S. Large Cap	18.9%
International Large Cap	8.4%
U.S. Mid Cap	6.2%
Emerging Markets	4.9%
International Small Cap	3.7%
U.S. Small Cap	2.9%
Global Large Cap	1.4%
Fixed income	5.1%
Multi-Sector Bond	1.7%
Intermediate Bond	1.3%
Global Bond	0.8%
Bank Loan	0.6%
Treasury Inflation-Protected Securities	0.4%
High Yield Bond	0.3%
Alternative and specialty	9.5%
Science & Technology	2.2%
Financial Industries	1.7%
Global Absolute Return Strategies	1.5%
Natural Resources	1.4%
Currency	1.0%
Real Estate	1.0%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A1	Class I1,3	Class R1[2,3]	Class R2[2,3]	Class R3[2,3]	Class R4[2,3]	Class R5[2,3]	Class R6[2,3]	Class 1[3]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	15.76	22.20	21.51	21.87	21.68	22.07	22.30	22.44	22.40	24.98	1.42	23.42
5 year	7.59	8.66	8.42	8.69	8.55	8.96	9.18	9.23	9.16	14.01	2.24	10.52
Since inception	5.71	6.77	6.60	6.82	6.70	7.05	7.24	7.28	7.22	12.32	3.11	8.64
Cumulative returns
6 months	1.95	7.45	7.20	7.33	7.25	7.42	7.55	7.57	7.52	10.01	-2.19	8.34
5 year	44.16	51.47	49.84	51.65	50.70	53.61	55.14	55.48	54.99	92.63	11.69	64.87
Since inception	38.28	46.60	45.22	46.98	46.06	48.87	50.36	50.69	50.22	97.04	19.58	62.20

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.36	1.05	1.70	1.45	1.60	1.30	1.00	0.95	0.99
Net (%)	1.02	0.71	1.35	1.10	1.25	0.85	0.65	0.60	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A and Class I shares were first offered on 3-1-12 and 3-27-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
2	Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than other share classes. Had the returns reflected other class expenses, returns would be lower.
3	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       11

Multimanager 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	85.5%
Large Blend	38.9%
U.S. Large Cap	19.1%
International Large Cap	8.4%
U.S. Mid Cap	6.3%
Emerging Markets	4.9%
International Small Cap	3.7%
U.S. Small Cap	2.9%
Global Large Cap	1.3%
Fixed income	5.0%
Multi-Sector Bond	1.6%
Intermediate Bond	1.3%
Global Bond	0.8%
Bank Loan	0.6%
Treasury Inflation-Protected Securities	0.4%
High Yield Bond	0.3%
Alternative and specialty	9.5%
Science & Technology	2.1%
Financial Industries	1.7%
Natural Resources	1.5%
Global Absolute Return Strategies	1.5%
Real Estate	1.0%
Currency	1.0%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	15.81	22.28	21.55	21.74	21.65	22.19	22.34	22.44	22.36	24.98	1.42	23.42
5 year	7.58	8.54	8.38	8.65	8.50	8.93	9.15	9.19	9.13	14.01	2.24	10.52
10 year	4.26	4.52	4.56	3.90	4.66	5.00	5.27	4.55	5.26	7.62	4.28	5.99
Cumulative returns
6 months	2.01	7.47	7.22	7.26	7.23	7.45	7.53	7.50	7.54	10.01	-2.19	8.34
5 year	44.08	50.64	49.55	51.42	50.40	53.35	54.93	55.22	54.81	92.63	11.69	64.87
10 year	51.78	55.61	56.17	46.58	57.73	62.94	67.17	56.11	66.94	108.34	52.05	78.90

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.00	1.65	1.40	1.55	1.25	0.95	0.90	0.93
Net (%)	1.02	0.71	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       12

Multimanager 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	85.5%
Large Blend	39.0%
U.S. Large Cap	19.1%
International Large Cap	8.4%
U.S. Mid Cap	6.2%
Emerging Markets	4.9%
International Small Cap	3.7%
U.S. Small Cap	2.9%
Global Large Cap	1.3%
Fixed income	5.0%
Multi-Sector Bond	1.6%
Intermediate Bond	1.3%
Global Bond	0.8%
Bank Loan	0.6%
Treasury Inflation-Protected Securities	0.4%
High Yield Bond	0.3%
Alternative and specialty	9.5%
Science & Technology	2.1%
Financial Industries	1.7%
Natural Resources	1.5%
Global Absolute Return Strategies	1.5%
Currency	1.0%
Real Estate	1.0%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	15.80	22.33	21.60	21.91	21.63	22.03	22.29	22.39	22.31	24.98	1.42	23.42
5 year	7.59	8.58	8.40	8.67	8.49	8.91	9.15	9.19	9.16	14.01	2.24	10.52
10 year	4.28	4.55	4.57	4.07	4.65	5.00	5.28	4.56	5.27	7.62	4.28	5.99
Cumulative returns
6 months	1.94	7.53	7.19	7.33	7.21	7.42	7.51	7.48	7.52	10.01	-2.19	8.34
5 year	44.18	50.93	49.65	51.53	50.31	53.23	54.92	55.23	54.97	92.63	11.69	64.87
10 year	52.02	56.08	56.39	48.98	57.61	62.95	67.29	56.24	67.07	108.34	52.05	78.90

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.00	1.65	1.40	1.55	1.25	0.95	0.90	0.93
Net (%)	1.02	0.71	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       13

Multimanager 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 62.30% Russell 3000 Index, 26.70% MSCI AC World ex-US Index, 8.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.20% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	79.6%
Large Blend	36.3%
U.S. Large Cap	18.1%
International Large Cap	7.9%
U.S. Mid Cap	5.8%
Emerging Markets	4.3%
International Small Cap	3.4%
U.S. Small Cap	2.5%
Global Large Cap	1.3%
Fixed income	11.0%
Multi-Sector Bond	3.5%
Intermediate Bond	2.8%
Global Bond	1.7%
Bank Loan	1.3%
Treasury Inflation-Protected Securities	1.0%
High Yield Bond	0.7%
Alternative and specialty	9.4%
Science & Technology	1.9%
Global Absolute Return Strategies	1.7%
Financial Industries	1.6%
Natural Resources	1.4%
Currency	1.2%
Real Estate	1.0%
Health Sciences	0.6%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	15.28	21.73	20.90	21.29	21.10	21.47	21.81	21.78	21.81	24.98	1.42	22.48
5 year	7.48	8.45	8.26	8.54	8.38	8.78	9.03	9.07	9.01	14.01	2.24	10.36
10 year	4.21	4.49	4.50	4.00	4.59	4.97	5.21	4.59	5.20	7.62	4.28	5.91
Cumulative returns
6 months	1.73	7.19	6.85	6.98	6.95	7.06	7.17	7.23	7.26	10.01	-2.19	7.83
5 year	43.44	50.02	48.71	50.66	49.51	52.34	54.10	54.35	53.95	92.63	11.69	63.72
10 year	51.05	55.11	55.33	48.04	56.61	62.38	66.16	56.57	66.07	108.34	52.05	77.50

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.99	1.64	1.39	1.54	1.24	0.94	0.89	0.93
Net (%)	1.01	0.70	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       14

Multimanager 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 56.70% Russell 3000 Index, 24.30% MSCI AC World ex-US Index, 15.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 3.80% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	71.8%
Large Blend	32.8%
U.S. Large Cap	17.0%
International Large Cap	7.1%
U.S. Mid Cap	5.3%
Emerging Markets	3.3%
International Small Cap	3.0%
U.S. Small Cap	2.0%
Global Large Cap	1.3%
Fixed income	18.5%
Multi-Sector Bond	5.9%
Intermediate Bond	4.8%
Global Bond	2.9%
Bank Loan	2.1%
Treasury Inflation-Protected Securities	1.6%
High Yield Bond	1.2%
Alternative and specialty	9.7%
Global Absolute Return Strategies	2.3%
Science & Technology	1.7%
Currency	1.5%
Financial Industries	1.5%
Natural Resources	1.2%
Real Estate	0.9%
Health Sciences	0.6%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	14.03	20.45	19.61	19.93	19.71	20.20	20.43	20.49	20.53	24.98	1.42	20.88
5 year	7.11	8.10	7.91	8.18	8.03	8.44	8.67	8.74	8.68	14.01	2.24	9.87
10 year	4.02	4.29	4.28	3.90	4.36	4.72	4.98	4.46	4.98	7.62	4.28	5.66
Cumulative returns
6 months	1.14	6.63	6.26	6.44	6.36	6.50	6.62	6.67	6.70	10.01	-2.19	7.05
5 year	40.98	47.58	46.32	48.18	47.16	49.95	51.53	52.07	51.60	92.63	11.69	60.13
10 year	48.27	52.19	52.11	46.68	53.27	58.58	62.56	54.74	62.59	108.34	52.05	73.46

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.98	1.63	1.38	1.53	1.23	0.93	0.88	0.91
Net (%)	1.00	0.69	1.32	1.07	1.22	0.82	0.62	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       15

Multimanager 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 49.00% Russell 3000 Index, 21.00% MSCI AC World ex-US Index, 24.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 6.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	61.1%
Large Blend	27.8%
U.S. Large Cap	15.3%
International Large Cap	5.7%
U.S. Mid Cap	4.6%
Emerging Markets	2.4%
International Small Cap	2.3%
U.S. Small Cap	1.7%
Global Large Cap	1.3%
Fixed income	29.6%
Multi-Sector Bond	9.6%
Intermediate Bond	8.7%
Global Bond	4.0%
Bank Loan	3.4%
Treasury Inflation-Protected Securities	2.2%
High Yield Bond	1.7%
Alternative and specialty	9.3%
Global Absolute Return Strategies	2.3%
Science & Technology	1.6%
Currency	1.6%
Financial Industries	1.3%
Real Estate	1.0%
Natural Resources	1.0%
Health Sciences	0.5%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	12.24	18.47	17.85	18.04	17.84	18.41	18.66	18.74	18.66	24.98	1.42	18.71
5 year	6.60	7.57	7.40	7.66	7.50	7.96	8.18	8.21	8.17	14.01	2.24	9.17
10 year	3.92	4.19	4.19	3.80	4.27	4.64	4.89	4.39	4.89	7.62	4.28	5.52
Cumulative returns
6 months	0.39	5.81	5.43	5.60	5.44	5.76	5.88	5.94	5.88	10.01	-2.19	5.99
5 year	37.66	44.03	42.88	44.66	43.55	46.64	48.13	48.37	48.11	92.63	11.69	55.05
10 year	46.89	50.72	50.70	45.24	51.84	57.33	61.22	53.70	61.16	108.34	52.05	71.10

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.97	1.63	1.37	1.53	1.22	0.93	0.88	0.91
Net (%)	1.00	0.68	1.32	1.07	1.22	0.82	0.62	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       16

Multimanager 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 40.60% Russell 3000 Index, 17.40% MSCI AC World ex-US Index, 33.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 8.40% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	49.8%
Large Blend	22.8%
U.S. Large Cap	12.9%
International Large Cap	4.7%
U.S. Mid Cap	3.6%
International Small Cap	1.7%
Emerging Markets	1.5%
U.S. Small Cap	1.3%
Global Large Cap	1.3%
Fixed income	41.5%
Intermediate Bond	13.7%
Multi-Sector Bond	12.8%
Global Bond	5.4%
Bank Loan	4.7%
Treasury Inflation-Protected Securities	2.8%
High Yield Bond	2.1%
Alternative and specialty	8.7%
Global Absolute Return Strategies	2.5%
Currency	1.7%
Science & Technology	1.2%
Real Estate	1.1%
Financial Industries	1.0%
Natural Resources	0.8%
Health Sciences	0.4%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	10.58	16.73	15.90	16.20	16.01	16.39	16.70	16.67	16.70	24.98	1.42	16.38
5 year	5.89	6.86	6.66	6.93	6.77	7.17	7.39	7.45	7.41	14.01	2.24	8.25
10 year	3.83	4.10	4.11	3.70	4.19	4.53	4.81	4.27	4.80	7.62	4.28	5.37
Cumulative returns
6 months	-0.48	4.89	4.63	4.69	4.53	4.76	4.96	4.92	4.96	10.01	-2.19	4.84
5 year	33.14	39.37	38.06	39.79	38.73	41.40	42.84	43.25	42.98	92.63	11.69	48.67
10 year	45.61	49.51	49.57	43.86	50.72	55.67	59.96	51.96	59.75	108.34	52.05	68.79

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.62	1.37	1.52	1.22	0.92	0.87	0.91
Net (%)	0.97	0.66	1.30	1.05	1.20	0.80	0.60	0.55	0.60

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       17

Multimanager 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 33.25% Russell 3000 Index, 14.25% MSCI AC World ex-US Index, 42.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 10.50% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	40.9%
Large Blend	18.6%
U.S. Large Cap	10.8%
International Large Cap	4.2%
U.S. Mid Cap	2.8%
International Small Cap	1.3%
Global Large Cap	1.3%
Emerging Markets	1.0%
U.S. Small Cap	0.9%
Fixed income	52.0%
Intermediate Bond	19.9%
Multi-Sector Bond	14.1%
Global Bond	6.9%
Bank Loan	5.4%
Treasury Inflation-Protected Securities	3.5%
High Yield Bond	2.2%
Alternative and specialty	7.1%
Global Absolute Return Strategies	2.6%
Currency	1.8%
Real Estate	1.0%
Natural Resources	0.6%
Science & Technology	0.5%
Financial Industries	0.4%
Health Sciences	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	8.64	14.76	13.92	14.11	14.16	14.51	14.83	14.89	14.83	24.98	1.42	14.43
5 year	5.15	6.11	5.90	6.19	6.05	6.46	6.68	6.75	6.68	14.01	2.24	7.42
10 year	3.65	3.92	3.92	3.53	4.02	4.36	4.64	4.03	4.62	7.62	4.28	5.36
Cumulative returns
6 months	-1.45	3.99	3.54	3.70	3.75	3.86	4.06	4.01	4.06	10.01	-2.19	3.86
5 year	28.57	34.52	33.22	35.00	34.16	36.73	38.16	38.63	38.16	92.63	11.69	43.03
10 year	43.08	46.88	46.96	41.50	48.25	53.25	57.36	48.39	57.13	108.34	52.05	68.49

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.99	1.64	1.39	1.54	1.24	0.94	0.89	0.92
Net (%)	0.96	0.65	1.28	1.03	1.18	0.78	0.58	0.53	0.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       18

Multimanager 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 28.90% Russell 3000 Index, 12.40% MSCI AC World ex-US Index, 47.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.80% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	35.4%
Large Blend	16.0%
U.S. Large Cap	9.5%
International Large Cap	3.9%
U.S. Mid Cap	2.3%
Global Large Cap	1.3%
International Small Cap	1.0%
Emerging Markets	0.7%
U.S. Small Cap	0.7%
Fixed income	58.2%
Intermediate Bond	23.5%
Multi-Sector Bond	14.5%
Global Bond	7.7%
Bank Loan	5.8%
Treasury Inflation-Protected Securities	3.9%
High Yield Bond	2.6%
Short-Term Bond	0.2%
Alternative and specialty	6.4%
Global Absolute Return Strategies	3.0%
Currency	2.0%
Natural Resources	0.9%
Real Estate	0.5%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-17 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07	2-28-07
Average annual total returns
1 year	7.27	13.33	12.67	12.76	12.74	13.19	13.41	13.45	13.40	24.98	1.42	13.08
5 year	4.60	5.55	5.39	5.63	5.48	5.90	6.13	6.18	6.12	14.01	2.24	6.73
10 year	3.57	3.84	3.85	3.35	3.94	4.30	4.56	3.90	4.55	7.62	4.28	5.34
Cumulative returns
6 months	-2.07	3.30	3.00	3.12	3.08	3.28	3.26	3.42	3.37	10.01	-2.19	3.22
5 year	25.21	31.04	29.99	31.49	30.58	33.18	34.62	34.93	34.60	92.63	11.69	38.47
10 year	41.96	45.70	45.95	39.01	47.14	52.36	56.17	46.57	56.03	108.34	52.05	68.27

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.01	1.67	1.42	1.57	1.27	0.97	0.92	0.95
Net (%)	0.93	0.61	1.25	1.00	1.15	0.75	0.55	0.50	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       19

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2016 through February 28, 2017).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       20

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,072.00	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,074.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,072.30	2.67	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R2	Actual	1,000.00	1,073.30	1.39	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Class R3	Actual	1,000.00	1,072.30	2.67	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R4	Actual	1,000.00	1,074.00	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R5	Actual	1,000.00	1,075.20	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.10	0.02%
Class R6	Actual	1,000.00	1,075.40	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,075.00	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,072.50	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,074.60	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,072.50	2.67	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R2	Actual	1,000.00	1,073.50	1.65	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Class R3	Actual	1,000.00	1,072.30	2.77	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Class R4	Actual	1,000.00	1,074.10	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R5	Actual	1,000.00	1,074.60	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.10	0.02%
Class R6	Actual	1,000.00	1,075.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,074.30	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2050 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,073.10	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,074.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,072.00	3.65	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class R2	Actual	1,000.00	1,073.30	2.52	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual	1,000.00	1,072.50	2.88	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
Class R4	Actual	1,000.00	1,074.20	1.18	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.15	0.23%
Class R5	Actual	1,000.00	1,075.50	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.10	0.02%
Class R6	Actual	1,000.00	1,075.70	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,075.20	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multimanager 2045 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,073.60	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,074.70	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,072.20	3.85	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,072.60	2.57	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,072.30	3.34	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,074.50	1.29	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,075.30	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,075.00	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,075.40	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       22

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2040 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,073.30	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,075.30	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,071.90	3.85	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,073.30	2.57	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,072.10	3.34	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,074.20	1.29	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,075.10	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,074.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,075.20	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,070.80	$2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,071.90	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,068.50	3.85	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,069.80	2.57	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,069.50	3.34	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,070.60	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,071.70	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,072.30	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,072.60	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       23

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,064.80	$2.15	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,066.30	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,062.60	3.78	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class R2	Actual	1,000.00	1,064.40	2.56	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,063.60	3.33	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,065.00	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,066.20	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,066.70	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,067.00	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,056.50	$2.14	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,058.10	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,054.30	3.82	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,056.00	2.55	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,054.40	3.31	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,057.60	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,058.80	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,059.40	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,058.80	0.26	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       24

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2020 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,047.60	$2.13	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,048.90	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,046.30	3.81	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,046.90	2.54	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,045.30	3.30	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,047.60	1.27	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,049.60	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,049.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,049.60	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Multimanager 2015 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,037.60	$2.12	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,039.90	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,035.40	3.79	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,037.00	2.53	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,037.50	3.28	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,038.60	1.26	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,040.60	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,040.10	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,040.60	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       25

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during period[1] 9-1-2016-2-28-2017	Annualized expense ratio[2]
Multimanager 2010 Lifetime Portfolio
Class A	Actual	$1,000.00	$1,030.90	$2.11	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class I	Actual	1,000.00	1,033.00	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class R1	Actual	1,000.00	1,030.00	3.62	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Class R2	Actual	1,000.00	1,031.20	2.52	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,030.80	3.27	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,032.80	1.26	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,032.60	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,034.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,033.70	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
[2]	The portfolio's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Multimanager 2060 Lifetime	Multimanager 2055 Lifetime	Multimanager 2050 Lifetime	Multimanager 2045 Lifetime	Multimanager 2040 Lifetime	Multimanager 2035 Lifetime	Multimanager 2030 Lifetime	Multimanager 2025 Lifetime	Multimanager 2020 Lifetime	Multimanager 2015 Lifetime	Multimanager 2010 Lifetime
2-28-17	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%	0.54%- 1.21%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       26

Portfolios' investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Baillie Gifford Overseas Ltd	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.6%
Equity - 84.9%
Alpha Opportunities, Class NAV (Wellington)	3,160	$36,439
Blue Chip Growth, Class NAV (T. Rowe Price)	8,294	278,442
Capital Appreciation, Class NAV (Jennison)	16,970	270,326
Capital Appreciation Value, Class NAV (T.Rowe Price)	48,610	561,447
Disciplined Value, Class NAV (Boston Partners)	14,139	286,882
Disciplined Value International, Class NAV (Boston Partners)	2,311	28,107
Emerging Markets, Class NAV (DFA)	32,041	318,166
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	34,065	318,166
Equity Income, Class NAV (T. Rowe Price)	18,561	368,624
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	13,965	175,256
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	4,705	229,293
Global Equity, Class NAV (JHAM) (A)(1)	20,511	233,416
Global Shareholder Yield, Class NAV (Epoch)	13,080	141,522
International Growth, Class NAV (Wellington)	7,751	168,281
International Growth Stock, Class NAV (Invesco)	22,078	274,877
International Small Cap, Class NAV (Franklin Templeton)	13,380	240,831
International Small Company, Class NAV (DFA)	22,424	240,831
International Value, Class NAV (Templeton)	11,805	184,280
International Value Equity, Class NAV (JHAM) (A)(1)	27,028	211,091
Mid Cap Stock, Class NAV (Wellington)	21,001	411,407
Mid Value, Class NAV (T. Rowe Price)	17,992	287,517
Small Cap Growth, Class NAV (Wellington) (I)	10,896	94,357
Small Cap Value, Class NAV (Wellington)	5,314	113,233
Small Company Growth, Class NAV (Invesco)	4,993	94,370
Small Company Value, Class NAV (T. Rowe Price)	2,630	75,493
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	371,587	4,819,481
Strategic Growth, Class NAV (JHAM) (A)(1)	16,158	270,326
Value, Class NAV (Invesco)	10,482	123,579
Value Equity, Class NAV (Barrow Hanley)	14,113	163,847
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	7,939	79,788
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	2,378	22,424
Core Bond, Class NAV (Wells Capital)	2,131	27,495
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	4,894	46,203
Floating Rate Income, Class NAV (WAMCO)	8,639	74,730
Global Bond, Class NAV (PIMCO)	934	11,212
Global Income, Class NAV (Stone Harbor)	1,735	16,450
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	2,134	19,637
High Yield, Class NAV (JHAM) (A)(1)*	4,938	17,431
High Yield, Class NAV (WAMCO)	1,069	8,838
Real Return Bond, Class NAV (PIMCO)	5,030	56,035
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	5,909	57,196
Spectrum Income, Class NAV (T. Rowe Price)	4,467	47,661
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	8,033	85,878
Total Return, Class NAV (PIMCO)	4,547	61,015
U.S. High Yield Bond, Class NAV (Wells Capital)	1,120	12,747
Alternative and specialty - 9.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	14,206	138,932

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       27

	Shares	Value
Alternative and specialty - (continued)
Financial Industries, Class NAV (JHAM) (A)(1)	10,936	$217,521
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	18,220	185,665
Global Real Estate, Class NAV (Standard Life)	6,428	64,862
Health Sciences, Class NAV (T. Rowe Price)	24,612	112,475
Natural Resources, Class NAV (Jennison)	16,472	198,982
Real Estate Equity, Class NAV (T. Rowe Price)	6,220	64,745
Science & Technology, Class NAV (T. Rowe Price/Allianz)	23,379	277,508
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,634,207)		$12,925,317
SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	145,042	145,042
TOTAL SHORT-TERM INVESTMENTS (Cost $145,042)		$145,042
Total investments (Cost $12,779,249) - 100.7%		$13,070,359
Other assets and liabilities, net - (0.7%)		(86,949)
TOTAL NET ASSETS - 100.0%		$12,983,410

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 85.4%
Alpha Opportunities, Class NAV (Wellington)	99,656	$1,149,037
Blue Chip Growth, Class NAV (T. Rowe Price)	76,995	2,584,711
Capital Appreciation, Class NAV (Jennison)	157,525	2,509,373
Capital Appreciation Value, Class NAV (T.Rowe Price)	451,803	5,218,320
Disciplined Value, Class NAV (Boston Partners)	131,250	2,663,057
Disciplined Value International, Class NAV (Boston Partners)	21,505	261,504
Emerging Markets, Class NAV (DFA)	297,428	2,953,457
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	316,216	2,953,457
Equity Income, Class NAV (T. Rowe Price)	172,318	3,422,245
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	129,978	1,631,225
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	43,679	2,128,472
Global Equity, Class NAV (JHAM) (A)(1)	190,505	2,167,947
Global Shareholder Yield, Class NAV (Epoch)	119,811	1,296,353
International Growth, Class NAV (Wellington)	71,954	1,562,115
International Growth Stock, Class NAV (Invesco)	204,949	2,551,615
International Small Cap, Class NAV (Franklin Templeton)	124,516	2,241,280
International Small Company, Class NAV (DFA)	208,648	2,240,876
International Value, Class NAV (Templeton)	95,956	1,497,866
International Value Equity, Class NAV (JHAM) (A)(1)	251,579	1,964,832
Mid Cap Stock, Class NAV (Wellington)	174,963	3,427,519
Mid Value, Class NAV (T. Rowe Price)	167,018	2,668,955
Small Cap Growth, Class NAV (Wellington) (I)	101,271	877,005
Small Cap Value, Class NAV (Wellington)	49,325	1,051,118
Small Company Growth, Class NAV (Invesco)	46,350	876,012
Small Company Value, Class NAV (T. Rowe Price)	24,418	700,786
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,449,975	44,746,174
Strategic Growth, Class NAV (JHAM) (A)(1)	150,010	2,509,662
Value, Class NAV (Invesco)	97,310	1,147,288
Value Equity, Class NAV (Barrow Hanley)	131,004	$1,520,956
Fixed income - 5.2%
Active Bond, Class NAV (JHAM) (A)(1)	78,313	787,042
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	23,439	221,034
Core Bond, Class NAV (Wells Capital)	21,001	270,915
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	47,951	452,662
Floating Rate Income, Class NAV (WAMCO)	84,727	732,889
Global Bond, Class NAV (PIMCO)	9,217	110,693
Global Income, Class NAV (Stone Harbor)	16,946	160,652
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	19,969	183,717
High Yield, Class NAV (JHAM) (A)(1)*	48,258	170,350
High Yield, Class NAV (WAMCO)	10,439	86,327
Real Return Bond, Class NAV (PIMCO)	49,593	552,467
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	57,702	558,554
Spectrum Income, Class NAV (T. Rowe Price)	43,750	466,817
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	78,243	836,416
Total Return, Class NAV (PIMCO)	44,425	596,178
U.S. High Yield Bond, Class NAV (Wells Capital)	10,958	124,706
Alternative and specialty - 9.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	123,695	1,209,734
Financial Industries, Class NAV (JHAM) (A)(1)	101,518	2,019,196
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	178,272	1,816,594
Global Real Estate, Class NAV (Standard Life)	59,641	601,778
Health Sciences, Class NAV (T. Rowe Price)	176,162	805,059
Natural Resources, Class NAV (Jennison)	125,481	1,515,814
Real Estate Equity, Class NAV (T. Rowe Price)	58,391	607,851
Science & Technology, Class NAV (T. Rowe Price/Allianz)	217,169	2,577,801
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $116,383,564)		$119,988,463
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	54,271	54,271
TOTAL SHORT-TERM INVESTMENTS (Cost $54,271)		$54,271
Total investments (Cost $116,437,835) - 100.0%		$120,042,734
Other assets and liabilities, net - 0.0%		28,220
TOTAL NET ASSETS - 100.0%		$120,070,954

MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 85.4%
Alpha Opportunities, Class NAV (Wellington)	259,948	$2,997,200
Blue Chip Growth, Class NAV (T. Rowe Price)	220,432	7,399,908
Capital Appreciation, Class NAV (Jennison)	450,538	7,177,067
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,316,152	15,201,556
Disciplined Value, Class NAV (Boston Partners)	374,635	7,601,354
Disciplined Value International, Class NAV (Boston Partners)	62,384	758,588
Emerging Markets, Class NAV (DFA)	843,327	8,374,237

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       28

	Shares	Value
Equity - (continued)
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	893,097	$8,341,522
Equity Income, Class NAV (T. Rowe Price)	493,115	9,793,273
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	371,453	4,661,730
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	125,201	6,101,044
Global Equity, Class NAV (JHAM) (A)(1)	544,976	6,201,824
Global Shareholder Yield, Class NAV (Epoch)	345,356	3,736,752
International Growth, Class NAV (Wellington)	204,304	4,435,429
International Growth Stock, Class NAV (Invesco)	583,049	7,258,964
International Small Cap, Class NAV (Franklin Templeton)	353,812	6,368,610
International Small Company, Class NAV (DFA)	593,533	6,374,546
International Value, Class NAV (Templeton)	298,416	4,658,267
International Value Equity, Class NAV (JHAM) (A)(1)	713,872	5,575,338
Mid Cap Stock, Class NAV (Wellington)	531,417	10,410,465
Mid Value, Class NAV (T. Rowe Price)	477,806	7,635,332
Small Cap Growth, Class NAV (Wellington) (I)	288,282	2,496,519
Small Cap Value, Class NAV (Wellington)	138,724	2,956,201
Small Company Growth, Class NAV (Invesco)	131,972	2,494,264
Small Company Value, Class NAV (T. Rowe Price)	69,258	1,987,707
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,830,346	127,499,589
Strategic Growth, Class NAV (JHAM) (A)(1)	429,263	7,181,573
Value, Class NAV (Invesco)	278,527	3,283,831
Value Equity, Class NAV (Barrow Hanley)	373,925	4,341,271
Fixed income - 5.1%
Active Bond, Class NAV (JHAM) (A)(1)	215,123	2,161,986
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	64,024	603,746
Core Bond, Class NAV (Wells Capital)	57,196	737,835
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	131,796	1,244,154
Floating Rate Income, Class NAV (WAMCO)	231,052	1,998,604
Global Bond, Class NAV (PIMCO)	25,146	302,004
Global Income, Class NAV (Stone Harbor)	46,727	442,976
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	57,203	526,266
High Yield, Class NAV (JHAM) (A)(1)*	132,973	469,394
High Yield, Class NAV (WAMCO)	28,786	238,058
Real Return Bond, Class NAV (PIMCO)	135,553	1,510,060
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	158,829	1,537,466
Spectrum Income, Class NAV (T. Rowe Price)	120,340	1,284,033
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	215,615	2,304,919
Total Return, Class NAV (PIMCO)	122,308	1,641,370
U.S. High Yield Bond, Class NAV (Wells Capital)	30,159	343,211
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	353,723	3,459,406
Financial Industries, Class NAV (JHAM) (A)(1)	291,223	5,792,432
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	510,325	5,200,210
Global Real Estate, Class NAV (Standard Life)	170,492	1,720,267
Health Sciences, Class NAV (T. Rowe Price)	517,902	2,366,811
Natural Resources, Class NAV (Jennison)	408,785	4,938,121
Real Estate Equity, Class NAV (T. Rowe Price)	165,220	1,719,945
Science & Technology, Class NAV (T. Rowe Price/Allianz)	621,339	7,375,299
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,099,349)		$343,222,534
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,608	$1,608
TOTAL SHORT-TERM INVESTMENTS (Cost $1,608)		$1,608
Total investments (Cost $321,100,957) - 100.0%		$343,224,142
Other assets and liabilities, net - 0.0%		46,163
TOTAL NET ASSETS - 100.0%		$343,270,305

MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 85.5%
Alpha Opportunities, Class NAV (Wellington)	528,071	$6,088,657
Blue Chip Growth, Class NAV (T. Rowe Price)	483,198	16,220,942
Capital Appreciation, Class NAV (Jennison)	986,960	15,722,275
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,135,590	36,216,070
Disciplined Value, Class NAV (Boston Partners)	823,656	16,711,989
Disciplined Value International, Class NAV (Boston Partners)	139,650	1,698,150
Emerging Markets, Class NAV (DFA)	1,853,933	18,409,559
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,967,915	18,380,327
Equity Income, Class NAV (T. Rowe Price)	1,081,398	21,476,569
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	813,092	10,204,306
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	274,626	13,382,523
Global Equity, Class NAV (JHAM) (A)(1)	1,193,885	13,586,411
Global Shareholder Yield, Class NAV (Epoch)	761,050	8,234,561
International Growth, Class NAV (Wellington)	448,082	9,727,850
International Growth Stock, Class NAV (Invesco)	1,276,241	15,889,198
International Small Cap, Class NAV (Franklin Templeton)	775,981	13,967,654
International Small Company, Class NAV (DFA)	1,300,292	13,965,138
International Value, Class NAV (Templeton)	665,138	10,382,812
International Value Equity, Class NAV (JHAM) (A)(1)	1,567,936	12,245,579
Mid Cap Stock, Class NAV (Wellington)	1,193,765	23,385,862
Mid Value, Class NAV (T. Rowe Price)	1,047,152	16,733,492
Small Cap Growth, Class NAV (Wellington) (I)	633,127	5,482,877
Small Cap Value, Class NAV (Wellington)	306,991	6,541,985
Small Company Growth, Class NAV (Invesco)	288,933	5,460,830
Small Company Value, Class NAV (T. Rowe Price)	151,945	4,360,824
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	21,620,780	280,421,520
Strategic Growth, Class NAV (JHAM) (A)(1)	940,729	15,738,398
Value, Class NAV (Invesco)	611,698	7,211,919
Value Equity, Class NAV (Barrow Hanley)	819,403	9,513,265
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	465,148	4,674,736
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	139,327	1,313,857
Core Bond, Class NAV (Wells Capital)	124,239	1,602,686
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	286,639	2,705,872
Floating Rate Income, Class NAV (WAMCO)	505,076	4,368,905
Global Bond, Class NAV (PIMCO)	54,590	655,627
Global Income, Class NAV (Stone Harbor)	101,653	963,675
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	125,192	1,151,763
High Yield, Class NAV (JHAM) (A)(1)*	289,527	1,022,029

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       29

	Shares	Value
Fixed income - (continued)
High Yield, Class NAV (WAMCO)	62,768	$519,087
Real Return Bond, Class NAV (PIMCO)	293,932	3,274,397
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	346,332	3,352,498
Spectrum Income, Class NAV (T. Rowe Price)	261,637	2,791,669
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	469,930	5,023,553
Total Return, Class NAV (PIMCO)	265,372	3,561,292
U.S. High Yield Bond, Class NAV (Wells Capital)	65,921	750,184
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	769,857	7,529,200
Financial Industries, Class NAV (JHAM) (A)(1)	636,008	12,650,199
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,116,164	11,373,709
Global Real Estate, Class NAV (Standard Life)	373,431	3,767,921
Health Sciences, Class NAV (T. Rowe Price)	1,150,533	5,257,936
Natural Resources, Class NAV (Jennison)	955,461	11,541,964
Real Estate Equity, Class NAV (T. Rowe Price)	361,962	3,768,021
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,361,044	16,155,596
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $619,193,421)		$757,137,918
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,025	1,025
TOTAL SHORT-TERM INVESTMENTS (Cost $1,025)		$1,025
Total investments (Cost $619,194,446) - 100.0%		$757,138,943
Other assets and liabilities, net - 0.0%		2,640
TOTAL NET ASSETS - 100.0%		$757,141,583

MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 85.5%
Alpha Opportunities, Class NAV (Wellington)	555,436	$6,404,181
Blue Chip Growth, Class NAV (T. Rowe Price)	518,860	17,418,124
Capital Appreciation, Class NAV (Jennison)	1,061,292	16,906,375
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,328,447	38,443,558
Disciplined Value, Class NAV (Boston Partners)	884,200	17,940,416
Disciplined Value International, Class NAV (Boston Partners)	149,540	1,818,412
Emerging Markets, Class NAV (DFA)	1,998,599	19,846,089
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,119,183	19,793,166
Equity Income, Class NAV (T. Rowe Price)	1,160,859	23,054,663
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	872,921	10,955,162
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	294,348	14,343,574
Global Equity, Class NAV (JHAM) (A)(1)	1,283,082	14,601,476
Global Shareholder Yield, Class NAV (Epoch)	817,909	8,849,773
International Growth, Class NAV (Wellington)	482,702	10,479,462
International Growth Stock, Class NAV (Invesco)	1,377,643	17,151,651
International Small Cap, Class NAV (Franklin Templeton)	836,965	15,065,375
International Small Company, Class NAV (DFA)	1,402,735	$15,065,375
International Value, Class NAV (Templeton)	693,928	10,832,212
International Value Equity, Class NAV (JHAM) (A)(1)	1,690,770	13,204,912
Mid Cap Stock, Class NAV (Wellington)	1,280,694	25,088,796
Mid Value, Class NAV (T. Rowe Price)	1,125,521	17,985,833
Small Cap Growth, Class NAV (Wellington) (I)	681,682	5,903,363
Small Cap Value, Class NAV (Wellington)	328,126	6,992,362
Small Company Growth, Class NAV (Invesco)	312,157	5,899,775
Small Company Value, Class NAV (T. Rowe Price)	163,940	4,705,078
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	23,248,869	301,537,835
Strategic Growth, Class NAV (JHAM) (A)(1)	1,010,542	16,906,375
Value, Class NAV (Invesco)	655,689	7,730,575
Value Equity, Class NAV (Barrow Hanley)	882,544	10,246,337
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	499,035	5,015,304
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	149,474	1,409,540
Core Bond, Class NAV (Wells Capital)	133,597	1,723,402
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	307,652	2,904,237
Floating Rate Income, Class NAV (WAMCO)	543,238	4,699,009
Global Bond, Class NAV (PIMCO)	58,682	704,770
Global Income, Class NAV (Stone Harbor)	109,162	1,034,852
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	134,170	1,234,362
High Yield, Class NAV (JHAM) (A)(1)*	310,620	1,096,489
High Yield, Class NAV (WAMCO)	67,176	555,544
Real Return Bond, Class NAV (PIMCO)	316,543	3,526,284
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	371,491	3,596,031
Spectrum Income, Class NAV (T. Rowe Price)	280,852	2,996,693
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	504,967	5,398,102
Total Return, Class NAV (PIMCO)	285,547	3,832,036
U.S. High Yield Bond, Class NAV (Wells Capital)	70,411	801,281
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	837,232	8,188,133
Financial Industries, Class NAV (JHAM) (A)(1)	684,121	13,607,174
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,198,570	12,213,426
Global Real Estate, Class NAV (Standard Life)	403,728	4,073,619
Health Sciences, Class NAV (T. Rowe Price)	1,217,939	5,565,981
Natural Resources, Class NAV (Jennison)	1,011,591	12,220,018
Real Estate Equity, Class NAV (T. Rowe Price)	389,146	4,051,009
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,462,078	17,354,865
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $671,025,408)		$812,972,446
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total investments (Cost $671,026,409) - 100.0%		$812,973,447
Other assets and liabilities, net - 0.0%		5,957
TOTAL NET ASSETS - 100.0%		$812,979,404

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       30

MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 79.6%
Alpha Opportunities, Class NAV (Wellington)	754,298	$8,697,053
Blue Chip Growth, Class NAV (T. Rowe Price)	618,074	20,748,742
Capital Appreciation, Class NAV (Jennison)	1,264,467	20,142,959
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,106,458	47,429,590
Disciplined Value, Class NAV (Boston Partners)	1,071,852	21,747,883
Disciplined Value International, Class NAV (Boston Partners)	145,679	1,771,461
Emerging Markets, Class NAV (DFA)	2,233,312	22,176,784
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,371,258	22,147,554
Equity Income, Class NAV (T. Rowe Price)	1,384,023	27,486,701
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,081,833	13,576,998
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	349,492	17,030,763
Global Equity, Class NAV (JHAM) (A)(1)	1,580,987	17,991,633
Global Shareholder Yield, Class NAV (Epoch)	1,006,732	10,892,844
International Growth, Class NAV (Wellington)	569,785	12,370,028
International Growth Stock, Class NAV (Invesco)	1,602,135	19,946,586
International Small Cap, Class NAV (Franklin Templeton)	979,323	17,627,812
International Small Company, Class NAV (DFA)	1,641,028	17,624,636
International Value, Class NAV (Templeton)	885,621	13,824,547
International Value Equity, Class NAV (JHAM) (A)(1)	1,973,884	15,416,030
Mid Cap Stock, Class NAV (Wellington)	1,523,746	29,850,183
Mid Value, Class NAV (T. Rowe Price)	1,313,032	20,982,247
Small Cap Growth, Class NAV (Wellington) (I)	763,582	6,612,622
Small Cap Value, Class NAV (Wellington)	365,393	7,786,517
Small Company Growth, Class NAV (Invesco)	348,916	6,594,519
Small Company Value, Class NAV (T. Rowe Price)	182,444	5,236,142
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,337,546	354,567,968
Strategic Growth, Class NAV (JHAM) (A)(1)	1,204,758	20,155,603
Value, Class NAV (Invesco)	766,308	9,034,774
Value Equity, Class NAV (Barrow Hanley)	1,050,634	12,197,860
Fixed income - 11.0%
Active Bond, Class NAV (JHAM) (A)(1)	1,394,211	14,011,821
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	419,131	3,952,404
Core Bond, Class NAV (Wells Capital)	368,916	4,759,012
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	860,013	8,118,519
Floating Rate Income, Class NAV (WAMCO)	1,517,637	13,127,557
Global Bond, Class NAV (PIMCO)	166,105	1,994,915
Global Income, Class NAV (Stone Harbor)	329,368	3,122,410
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	376,066	3,459,806
High Yield, Class NAV (JHAM) (A)(1)*	937,467	3,309,258
High Yield, Class NAV (WAMCO)	202,819	1,677,310
Real Return Bond, Class NAV (PIMCO)	885,291	9,862,139
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,036,313	10,031,509
Spectrum Income, Class NAV (T. Rowe Price)	784,788	8,373,691
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,405,977	15,029,893
Total Return, Class NAV (PIMCO)	792,442	10,634,570
U.S. High Yield Bond, Class NAV (Wells Capital)	212,497	2,418,221
Alternative and specialty - 9.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,215,830	11,890,814
Financial Industries, Class NAV (JHAM) (A)(1)	823,198	$16,373,411
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,754,819	17,881,603
Global Real Estate, Class NAV (Standard Life)	479,303	4,836,166
Health Sciences, Class NAV (T. Rowe Price)	1,453,452	6,642,277
Natural Resources, Class NAV (Jennison)	1,177,301	14,221,799
Real Estate Equity, Class NAV (T. Rowe Price)	482,484	5,022,659
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,712,885	20,331,950
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $855,173,602)		$1,032,752,753
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,032	1,032
TOTAL SHORT-TERM INVESTMENTS (Cost $1,032)		$1,032
Total investments (Cost $855,174,634) - 100.0%		$1,032,753,785
Other assets and liabilities, net - 0.0%		(4,014)
TOTAL NET ASSETS - 100.0%		$1,032,749,771

MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.8%
Alpha Opportunities, Class NAV (Wellington)	822,147	$9,479,356
Blue Chip Growth, Class NAV (T. Rowe Price)	683,358	22,940,321
Capital Appreciation, Class NAV (Jennison)	1,398,063	22,271,150
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,868,834	56,235,037
Disciplined Value, Class NAV (Boston Partners)	1,165,817	23,654,436
Disciplined Value International, Class NAV (Boston Partners)	190,509	2,316,592
Emerging Markets, Class NAV (DFA)	2,095,109	20,804,437
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,218,967	20,725,150
Equity Income, Class NAV (T. Rowe Price)	1,529,198	30,369,863
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,297,502	16,283,652
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	410,045	19,981,487
Global Equity, Class NAV (JHAM) (A)(1)	1,908,981	21,724,207
Global Shareholder Yield, Class NAV (Epoch)	1,148,584	12,427,679
International Growth, Class NAV (Wellington)	595,751	12,933,759
International Growth Stock, Class NAV (Invesco)	1,721,219	21,429,182
International Small Cap, Class NAV (Franklin Templeton)	1,030,886	18,555,954
International Small Company, Class NAV (DFA)	1,716,406	18,434,200
International Value, Class NAV (Templeton)	856,640	13,372,158
International Value Equity, Class NAV (JHAM) (A)(1)	2,114,229	16,512,127
Mid Cap Stock, Class NAV (Wellington)	1,686,689	33,042,240
Mid Value, Class NAV (T. Rowe Price)	1,423,935	22,754,474
Small Cap Growth, Class NAV (Wellington) (I)	711,343	6,160,233
Small Cap Value, Class NAV (Wellington)	342,153	7,291,291
Small Company Growth, Class NAV (Invesco)	325,517	6,152,276
Small Company Value, Class NAV (T. Rowe Price)	170,049	4,880,396
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	29,873,195	387,455,345
Strategic Growth, Class NAV (JHAM) (A)(1)	1,331,210	22,271,155
Value, Class NAV (Invesco)	838,126	9,881,504

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       31

	Shares	Value
Equity - (continued)
Value Equity, Class NAV (Barrow Hanley)	1,162,642	$13,498,272
Fixed income - 18.5%
Active Bond, Class NAV (JHAM) (A)(1)	2,844,676	28,588,997
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	850,490	8,020,119
Core Bond, Class NAV (Wells Capital)	758,004	9,778,254
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,763,454	16,647,010
Floating Rate Income, Class NAV (WAMCO)	3,087,094	26,703,364
Global Bond, Class NAV (PIMCO)	332,736	3,996,154
Global Income, Class NAV (Stone Harbor)	641,742	6,083,711
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	763,330	7,022,634
High Yield, Class NAV (JHAM) (A)(1)*	1,825,995	6,445,762
High Yield, Class NAV (WAMCO)	395,218	3,268,449
Real Return Bond, Class NAV (PIMCO)	1,800,285	20,055,175
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,111,827	20,442,487
Spectrum Income, Class NAV (T. Rowe Price)	1,596,119	17,030,591
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,864,862	30,625,371
Total Return, Class NAV (PIMCO)	1,622,162	21,769,418
U.S. High Yield Bond, Class NAV (Wells Capital)	414,140	4,712,909
Alternative and specialty - 9.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,913,954	18,718,470
Financial Industries, Class NAV (JHAM) (A)(1)	919,539	18,289,621
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,800,014	28,532,141
Global Real Estate, Class NAV (Standard Life)	565,945	5,710,385
Health Sciences, Class NAV (T. Rowe Price)	1,523,550	6,962,621
Natural Resources, Class NAV (Jennison)	1,228,104	14,835,495
Real Estate Equity, Class NAV (T. Rowe Price)	580,208	6,039,962
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,802,659	21,397,567
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,047,613,148)		$1,245,514,600
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,032	1,032
TOTAL SHORT-TERM INVESTMENTS (Cost $1,032)		$1,032
Total investments (Cost $1,047,614,180) - 100.0%		$1,245,515,632
Other assets and liabilities, net - 0.0%		(54,550)
TOTAL NET ASSETS - 100.0%		$1,245,461,082

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 61.1%
Alpha Opportunities, Class NAV (Wellington)	494,299	$5,699,270
Blue Chip Growth, Class NAV (T. Rowe Price)	630,370	21,161,535
Capital Appreciation, Class NAV (Jennison)	1,288,935	20,532,735
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,286,057	61,053,960
Disciplined Value, Class NAV (Boston Partners)	1,077,373	21,859,902
Disciplined Value International, Class NAV (Boston Partners)	158,021	1,921,537
Emerging Markets, Class NAV (DFA)	1,581,080	15,700,120
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,671,391	$15,610,796
Equity Income, Class NAV (T. Rowe Price)	1,411,435	28,031,093
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,387,960	17,418,899
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	359,612	17,523,906
Global Equity, Class NAV (JHAM) (A)(1)	2,036,520	23,175,593
Global Shareholder Yield, Class NAV (Epoch)	992,023	10,733,684
International Growth, Class NAV (Wellington)	493,421	10,712,162
International Growth Stock, Class NAV (Invesco)	1,393,005	17,342,912
International Small Cap, Class NAV (Franklin Templeton)	866,917	15,604,507
International Small Company, Class NAV (DFA)	1,442,952	15,497,300
International Value, Class NAV (Templeton)	617,009	9,631,508
International Value Equity, Class NAV (JHAM) (A)(1)	1,710,653	13,360,199
Mid Cap Stock, Class NAV (Wellington)	1,607,801	31,496,815
Mid Value, Class NAV (T. Rowe Price)	1,276,539	20,399,096
Small Cap Growth, Class NAV (Wellington) (I)	637,376	5,519,676
Small Cap Value, Class NAV (Wellington)	309,000	6,584,800
Small Company Growth, Class NAV (Invesco)	291,743	5,513,935
Small Company Value, Class NAV (T. Rowe Price)	153,715	4,411,615
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,210,122	352,915,277
Strategic Growth, Class NAV (JHAM) (A)(1)	1,226,753	20,523,576
Value, Class NAV (Invesco)	741,486	8,742,118
Value Equity, Class NAV (Barrow Hanley)	1,055,450	12,253,773
Fixed income - 29.6%
Active Bond, Class NAV (JHAM) (A)(1)	5,495,365	55,228,421
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,221,160	11,515,541
Core Bond, Class NAV (Wells Capital)	1,443,821	18,625,290
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	2,071,868	19,558,435
Floating Rate Income, Class NAV (WAMCO)	5,260,333	45,501,877
Global Bond, Class NAV (PIMCO)	956,696	11,489,922
Global Income, Class NAV (Stone Harbor)	980,276	9,293,015
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,195,319	10,996,930
High Yield, Class NAV (JHAM) (A)(1)*	2,791,256	9,853,134
High Yield, Class NAV (WAMCO)	603,074	4,987,421
Real Return Bond, Class NAV (PIMCO)	2,573,552	28,669,369
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,647,841	35,311,100
Spectrum Income, Class NAV (T. Rowe Price)	2,764,287	29,494,938
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,954,785	52,966,650
Total Return, Class NAV (PIMCO)	3,111,213	41,752,478
U.S. High Yield Bond, Class NAV (Wells Capital)	633,327	7,207,259
Alternative and specialty - 9.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,113,442	20,669,465
Financial Industries, Class NAV (JHAM) (A)(1)	877,319	17,449,884
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	3,054,946	31,129,898
Global Real Estate, Class NAV (Standard Life)	711,206	7,176,066
Health Sciences, Class NAV (T. Rowe Price)	1,448,917	6,621,551
Natural Resources, Class NAV (Jennison)	1,081,015	13,058,665
Real Estate Equity, Class NAV (T. Rowe Price)	614,233	6,394,166
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,752,631	20,803,728
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,143,360,609)		$1,326,687,502

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       32

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,036	$1,036
TOTAL SHORT-TERM INVESTMENTS (Cost $1,036)		$1,036
Total investments (Cost $1,143,361,645) - 100.0%		$1,326,688,538
Other assets and liabilities, net - 0.0%		(129,856)
TOTAL NET ASSETS - 100.0%		$1,326,558,682

MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.8%
Alpha Opportunities, Class NAV (Wellington)	189,259	$2,182,158
Blue Chip Growth, Class NAV (T. Rowe Price)	381,025	12,791,010
Capital Appreciation, Class NAV (Jennison)	780,407	12,431,882
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,901,749	45,065,203
Disciplined Value, Class NAV (Boston Partners)	650,954	13,207,866
Emerging Markets, Class NAV (DFA)	740,968	7,357,817
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	786,108	7,342,251
Equity Income, Class NAV (T. Rowe Price)	853,174	16,944,035
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,051,146	13,191,888
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	208,206	10,145,879
Global Equity, Class NAV (JHAM) (A)(1)	1,548,320	17,619,885
Global Shareholder Yield, Class NAV (Epoch)	832,958	9,012,601
International Growth, Class NAV (Wellington)	276,328	5,999,076
International Growth Stock, Class NAV (Invesco)	724,892	9,024,904
International Small Cap, Class NAV (Franklin Templeton)	479,202	8,625,627
International Small Company, Class NAV (DFA)	796,560	8,555,056
International Value, Class NAV (Templeton)	519,403	8,107,876
International Value Equity, Class NAV (JHAM) (A)(1)	912,427	7,126,052
Mid Cap Stock, Class NAV (Wellington)	971,999	19,041,467
Mid Value, Class NAV (T. Rowe Price)	749,216	11,972,474
Small Cap Growth, Class NAV (Wellington) (I)	384,937	3,333,557
Small Cap Value, Class NAV (Wellington)	185,153	3,945,619
Small Company Growth, Class NAV (Invesco)	176,151	3,329,251
Small Company Value, Class NAV (T. Rowe Price)	92,502	2,654,808
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	16,825,422	218,225,729
Strategic Growth, Class NAV (JHAM) (A)(1)	742,202	12,417,038
Value, Class NAV (Invesco)	436,954	5,151,694
Value Equity, Class NAV (Barrow Hanley)	619,770	7,195,528
Fixed income - 41.5%
Active Bond, Class NAV (JHAM) (A)(1)	6,103,813	61,343,317
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,254,208	11,827,183
Core Bond, Class NAV (Wells Capital)	2,183,935	28,172,757
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,782,802	16,829,653
Floating Rate Income, Class NAV (WAMCO)	5,450,292	47,145,023
Global Bond, Class NAV (PIMCO)	1,234,068	14,821,155
Global Income, Class NAV (Stone Harbor)	939,044	8,902,142
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,197,738	11,019,192
High Yield, Class NAV (JHAM) (A)(1)*	2,672,815	9,435,037
High Yield, Class NAV (WAMCO)	578,536	4,784,492
Real Return Bond, Class NAV (PIMCO)	2,537,145	$28,263,791
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,728,126	36,088,259
Spectrum Income, Class NAV (T. Rowe Price)	2,828,995	30,185,376
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	5,052,626	54,012,569
Total Return, Class NAV (PIMCO)	3,610,181	48,448,627
U.S. High Yield Bond, Class NAV (Wells Capital)	605,961	6,895,835
Alternative and specialty - 8.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,705,556	16,680,338
Financial Industries, Class NAV (JHAM) (A)(1)	511,430	10,172,342
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,482,494	25,296,615
Global Real Estate, Class NAV (Standard Life)	659,595	6,655,309
Health Sciences, Class NAV (T. Rowe Price)	922,045	4,213,747
Natural Resources, Class NAV (Jennison)	635,966	7,682,474
Real Estate Equity, Class NAV (T. Rowe Price)	466,228	4,853,438
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,039,040	12,333,402
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $886,472,785)		$1,008,060,304
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,043	1,043
TOTAL SHORT-TERM INVESTMENTS (Cost $1,043)		$1,043
Total investments (Cost $886,473,828) - 100.0%		$1,008,061,347
Other assets and liabilities, net - 0.0%		(41,321)
TOTAL NET ASSETS - 100.0%		$1,008,020,026

MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.9%
Alpha Opportunities, Class NAV (Wellington)	16,790	$193,585
Blue Chip Growth, Class NAV (T. Rowe Price)	128,849	4,325,456
Capital Appreciation, Class NAV (Jennison)	263,630	4,199,630
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,722,524	19,895,149
Disciplined Value, Class NAV (Boston Partners)	219,983	4,463,459
Emerging Markets, Class NAV (DFA)	230,156	2,285,445
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	243,224	2,271,715
Equity Income, Class NAV (T. Rowe Price)	288,375	5,727,137
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	460,802	5,783,059
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	70,143	3,418,062
Global Equity, Class NAV (JHAM) (A)(1)	678,746	7,724,125
Global Shareholder Yield, Class NAV (Epoch)	451,741	4,887,842
International Growth, Class NAV (Wellington)	103,313	2,242,934
International Growth Stock, Class NAV (Invesco)	273,440	3,404,322
International Small Cap, Class NAV (Franklin Templeton)	161,530	2,907,540
International Small Company, Class NAV (DFA)	269,907	2,898,804
International Value, Class NAV (Templeton)	191,076	2,982,694
International Value Equity, Class NAV (JHAM) (A)(1)	352,243	2,751,019

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       33

	Shares	Value
Equity - (continued)
Mid Cap Stock, Class NAV (Wellington)	351,949	$6,894,672
Mid Value, Class NAV (T. Rowe Price)	259,931	4,153,705
Small Cap Growth, Class NAV (Wellington) (I)	118,857	1,029,306
Small Cap Value, Class NAV (Wellington)	57,493	1,225,166
Small Company Growth, Class NAV (Invesco)	54,428	1,028,682
Small Company Value, Class NAV (T. Rowe Price)	28,676	822,992
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,032,965	78,247,562
Strategic Growth, Class NAV (JHAM) (A)(1)	251,024	4,199,630
Value, Class NAV (Invesco)	151,115	1,781,645
Value Equity, Class NAV (Barrow Hanley)	218,901	2,541,444
Fixed income - 52.0%
Active Bond, Class NAV (JHAM) (A)(1)	3,326,475	33,431,071
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	767,976	7,242,016
Core Bond, Class NAV (Wells Capital)	2,046,311	26,397,413
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	955,743	9,022,210
Floating Rate Income, Class NAV (WAMCO)	2,822,631	24,415,758
Global Bond, Class NAV (PIMCO)	753,842	9,053,647
Global Income, Class NAV (Stone Harbor)	446,433	4,232,185
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	619,476	5,699,175
High Yield, Class NAV (JHAM) (A)(1)*	1,287,126	4,543,556
High Yield, Class NAV (WAMCO)	274,769	2,272,342
Real Return Bond, Class NAV (PIMCO)	1,399,611	15,591,666
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,846,082	17,870,073
Spectrum Income, Class NAV (T. Rowe Price)	1,395,621	14,891,276
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,505,168	26,780,241
Total Return, Class NAV (PIMCO)	2,236,842	30,018,421
U.S. High Yield Bond, Class NAV (Wells Capital)	290,605	3,307,080
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	814,843	7,969,165
Financial Industries, Class NAV (JHAM) (A)(1)	88,623	1,762,705
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,182,668	12,051,385
Global Real Estate, Class NAV (Standard Life)	238,060	2,402,025
Health Sciences, Class NAV (T. Rowe Price)	194,015	886,649
Natural Resources, Class NAV (Jennison)	216,284	2,612,711
Real Estate Equity, Class NAV (T. Rowe Price)	203,549	2,118,945
Science & Technology, Class NAV (T. Rowe Price/Allianz)	179,143	2,126,423
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $403,028,593)		$450,984,919
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,973	1,973
TOTAL SHORT-TERM INVESTMENTS (Cost $1,973)		$1,973
Total investments (Cost $403,030,566) - 100.0%		$450,986,892
Other assets and liabilities, net - 0.0%		2,977
TOTAL NET ASSETS - 100.0%		$450,989,869

MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 35.4%
Alpha Opportunities, Class NAV (Wellington)	11,202	$129,164
Blue Chip Growth, Class NAV (T. Rowe Price)	57,390	1,926,595
Capital Appreciation, Class NAV (Jennison)	117,343	1,869,280
Capital Appreciation Value, Class NAV (T.Rowe Price)	967,221	11,171,404
Disciplined Value, Class NAV (Boston Partners)	97,664	1,981,596
Emerging Markets, Class NAV (DFA)	96,022	953,499
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	101,498	947,995
Equity Income, Class NAV (T. Rowe Price)	128,366	2,549,345
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	262,976	3,300,347
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	34,441	1,678,317
Global Equity, Class NAV (JHAM) (A)(1)	387,557	4,410,401
Global Shareholder Yield, Class NAV (Epoch)	280,683	3,036,987
International Growth, Class NAV (Wellington)	50,762	1,102,046
International Growth Stock, Class NAV (Invesco)	136,917	1,704,613
International Small Cap, Class NAV (Franklin Templeton)	71,522	1,287,395
International Small Company, Class NAV (DFA)	119,252	1,280,770
International Value, Class NAV (Templeton)	92,306	1,440,899
International Value Equity, Class NAV (JHAM) (A)(1)	178,180	1,391,586
Mid Cap Stock, Class NAV (Wellington)	155,765	3,051,434
Mid Value, Class NAV (T. Rowe Price)	119,147	1,903,972
Small Cap Growth, Class NAV (Wellington) (I)	97,051	840,458
Small Cap Value, Class NAV (Wellington)	39,115	833,532
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,922,234	37,901,379
Strategic Growth, Class NAV (JHAM) (A)(1)	111,724	1,869,144
Value, Class NAV (Invesco)	69,272	816,720
Value Equity, Class NAV (Barrow Hanley)	97,444	1,131,320
Fixed income - 58.2%
Active Bond, Class NAV (JHAM) (A)(1)	2,088,840	20,992,840
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	500,759	4,722,162
Core Bond, Class NAV (Wells Capital)	1,511,589	19,499,493
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	577,416	5,450,803
Floating Rate Income, Class NAV (WAMCO)	1,699,695	14,702,368
Global Bond, Class NAV (PIMCO)	500,123	6,006,472
Global Income, Class NAV (Stone Harbor)	298,678	2,831,465
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	366,890	3,375,392
High Yield, Class NAV (JHAM) (A)(1)*	861,915	3,042,559
High Yield, Class NAV (WAMCO)	183,588	1,518,273
Real Return Bond, Class NAV (PIMCO)	890,891	9,924,524
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,061,956	10,279,732
Short Term Government Income, Class NAV (JHAM) (A)(1)	56,261	532,795
Spectrum Income, Class NAV (T. Rowe Price)	805,822	8,598,121
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,438,194	15,374,289
Total Return, Class NAV (PIMCO)	1,451,237	19,475,600
U.S. High Yield Bond, Class NAV (Wells Capital)	190,625	2,169,318
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	518,655	5,072,449
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	757,101	7,714,859

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       34

	Shares	Value
Alternative and specialty - (continued)
Global Real Estate, Class NAV (Standard Life)	113,992	$1,150,182
Natural Resources, Class NAV (Jennison)	98,799	1,193,489
Real Estate Equity, Class NAV (T. Rowe Price)	119,454	1,243,511
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $232,234,465)		$255,380,894
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	2,676	2,676
TOTAL SHORT-TERM INVESTMENTS (Cost $2,676)		$2,676
Total investments (Cost $232,237,141) - 100.0%		$255,383,570
Other assets and liabilities, net - 0.0%		16,247
TOTAL NET ASSETS - 100.0%		$255,399,817

Percentages are based upon net assets.

Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       35

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$145,042	$54,271	$1,608	$1,025
Investments in affiliated funds, at value	12,925,317	119,988,463	343,222,534	757,137,918
Total investments, at value	13,070,359	120,042,734	343,224,142	757,138,943
Receivable for investments sold	—	—	1,526	22
Receivable for fund shares sold	88,640	207,592	73,268	245,164
Dividends and interest receivable	1,417	12,873	36,174	82,467
Receivable due from advisor	7,027	11,908	13,131	4
Other assets	71,295	78,786	89,693	81,969
Total assets	13,238,738	120,353,893	343,437,934	757,548,569
Liabilities
Payable for investments purchased	89,761	193,771	31,567	192,810
Payable for fund shares repurchased	—	25,787	69,738	118,950
Payable to affiliates
Accounting and legal services fees	339	4,352	12,724	28,465
Transfer agent fees	36	401	3,059	7,933
Trustees' fees	—	114	301	701
Distribution and service fees	—	17	—	1,658
Other liabilities and accrued expenses	165,192	58,497	50,240	56,469
Total liabilities	255,328	282,939	167,629	406,986
Net assets	$12,983,410	$120,070,954	$343,270,305	$757,141,583
Net assets consist of
Paid-in capital	$12,422,470	$114,158,659	$315,463,144	$597,499,201
Undistributed net investment income (loss)	453	(5,497)	(33,560)	(62,349)
Accumulated undistributed net realized gain (loss) on investments	269,377	2,312,893	5,717,536	21,760,234
Net unrealized appreciation (depreciation) on investments	291,110	3,604,899	22,123,185	137,944,497
Net assets	$12,983,410	$120,070,954	$343,270,305	$757,141,583
Investments in unaffiliated funds, at cost	$145,042	$54,271	$1,608	$1,025
Investments in affiliated funds, at cost	$12,634,207	$116,383,564	$321,099,349	$619,193,421
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$200,379	$4,396,535	$32,268,762	$84,489,475
Shares outstanding	17,826	409,255	2,735,993	7,489,557
Net asset value and redemption price per share	$11.24	$10.74	$11.79	$11.28
Class I
Net assets	$112,476	$102,334	$98,421	$96,529
Shares outstanding	10,000	9,515	8,340	8,518
Net asset value, offering price and redemption price per share	$11.25	$10.76	$11.80	$11.33
Class R1
Net assets	$112,395	$107,442	$910,432	$1,722,323
Shares outstanding	10,000	10,000	77,246	152,976
Net asset value, offering price and redemption price per share	$11.24	$10.74	$11.79	$11.26
Class R2
Net assets	$112,444	$136,462	$517,116	$882,486
Shares outstanding	10,000	12,695	43,826	77,995
Net asset value, offering price and redemption price per share	$11.24	$10.75	$11.80	$11.31
Class R3
Net assets	$112,395	$142,476	$752,606	$1,539,874
Shares outstanding	10,000	13,264	63,834	136,665
Net asset value, offering price and redemption price per share	$11.24	$10.74	$11.79	$11.27
Class R4
Net assets	$113,548	$107,781	$533,614	$708,451
Shares outstanding	10,096	10,025	45,235	62,710
Net asset value, offering price and redemption price per share	$11.25	$10.75	$11.80	$11.30
Class R5
Net assets	$131,020	$151,522	$187,577	$2,010,641
Shares outstanding	11,647	14,081	15,881	177,233
Net asset value, offering price and redemption price per share	$11.25	$10.76	$11.81	$11.34
Class R6
Net assets	$112,495	$529,424	$2,906,635	$3,111,772
Shares outstanding	10,000	49,221	246,169	274,814
Net asset value, offering price and redemption price per share	$11.25	$10.76	$11.81	$11.32
Class 1
Net assets	$11,976,258	$114,396,978	$305,095,142	$662,580,032
Shares outstanding	1,064,747	10,637,885	25,862,959	58,461,896
Net asset value, offering price and redemption price per share	$11.25	$10.75	$11.80	$11.33
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$11.83	$11.31	$12.41	$11.87

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       36

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Continued

	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$1,001	$1,032	$1,032	$1,036
Investments in affiliated funds, at value	812,972,446	1,032,752,753	1,245,514,600	1,326,687,502
Total investments, at value	812,973,447	1,032,753,785	1,245,515,632	1,326,688,538
Receivable for investments sold	1,320,848	94,845	334,357	33
Receivable for fund shares sold	162,490	80,713	102,560	926,505
Dividends and interest receivable	88,651	222,893	431,247	677,446
Receivable due from advisor	4	5	5	6
Other assets	81,956	85,151	83,384	84,089
Total assets	814,627,396	1,033,237,392	1,246,467,185	1,328,376,617
Liabilities
Due to custodian	10,373	—	—	—
Payable for investments purchased	74,740	209,979	426,450	1,403,263
Payable for fund shares repurchased	1,462,872	166,352	455,544	285,961
Payable to affiliates
Accounting and legal services fees	30,494	38,841	46,924	50,283
Transfer agent fees	8,723	9,909	12,889	12,640
Trustees' fees	728	896	1,074	1,206
Distribution and service fees	2,249	2,576	2,818	3,503
Other liabilities and accrued expenses	57,813	59,068	60,404	61,079
Total liabilities	1,647,992	487,621	1,006,103	1,817,935
Net assets	$812,979,404	$1,032,749,771	$1,245,461,082	$1,326,558,682
Net assets consist of
Paid-in capital	$648,295,841	$826,080,800	$1,013,283,696	$1,105,289,878
Undistributed net investment income (loss)	(43,090)	171,950	453,211	1,114,666
Accumulated undistributed net realized gain (loss) on investments	22,779,615	28,917,870	33,822,723	36,827,245
Net unrealized appreciation (depreciation) on investments	141,947,038	177,579,151	197,901,452	183,326,893
Net assets	$812,979,404	$1,032,749,771	$1,245,461,082	$1,326,558,682
Investments in unaffiliated funds, at cost	$1,001	$1,032	$1,032	$1,036
Investments in affiliated funds, at cost	$671,025,408	$855,173,602	$1,047,613,148	$1,143,360,609
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$92,528,280	$104,165,459	$136,864,935	$134,663,180
Shares outstanding	8,123,335	9,116,869	12,284,360	12,308,786
Net asset value and redemption price per share	$11.39	$11.43	$11.14	$10.94
Class I
Net assets	$96,600	$98,600	$299,890	$140,806
Shares outstanding	8,446	8,589	26,994	12,927
Net asset value, offering price and redemption price per share	$11.44	$11.48	$11.11	$10.89
Class R1
Net assets	$2,761,250	$4,753,239	$4,090,928	$4,146,355
Shares outstanding	242,937	416,821	368,819	380,813
Net asset value, offering price and redemption price per share	$11.37	$11.40	$11.09	$10.89
Class R2
Net assets	$790,522	$814,266	$2,195,320	$1,473,869
Shares outstanding	69,241	71,014	198,135	135,438
Net asset value, offering price and redemption price per share	$11.42	$11.47	$11.08	$10.88
Class R3
Net assets	$2,002,234	$2,344,199	$2,792,990	$3,985,180
Shares outstanding	176,356	205,319	251,627	365,782
Net asset value, offering price and redemption price per share	$11.35	$11.42	$11.10	$10.89
Class R4
Net assets	$1,365,984	$833,213	$1,136,633	$637,549
Shares outstanding	119,890	72,639	102,465	58,447
Net asset value, offering price and redemption price per share	$11.39	$11.47	$11.09	$10.91
Class R5
Net assets	$1,206,820	$1,335,541	$2,359,924	$1,763,586
Shares outstanding	105,471	116,340	212,588	161,869
Net asset value, offering price and redemption price per share	$11.44	$11.48	$11.10	$10.90
Class R6
Net assets	$3,177,284	$4,465,296	$4,827,239	$4,743,943
Shares outstanding	278,184	389,365	434,965	435,794
Net asset value, offering price and redemption price per share	$11.42	$11.47	$11.10	$10.89
Class 1
Net assets	$709,050,430	$913,939,958	$1,090,893,223	$1,175,004,214
Shares outstanding	62,023,244	79,619,824	98,221,114	107,837,740
Net asset value, offering price and redemption price per share	$11.43	$11.48	$11.11	$10.90
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$11.99	$12.03	$11.73	$11.52

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       37

STATEMENTS OF ASSETS AND LIABILITIES 2-28-17 (unaudited)

Continued

	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Investments in unaffiliated funds, at value	$1,043	$1,973	$2,676
Investments in affiliated funds, at value	1,008,060,304	450,984,919	255,380,894
Total investments, at value	1,008,061,347	450,986,892	255,383,570
Receivable for investments sold	23	485,933	117,367
Receivable for fund shares sold	441,744	145,630	769
Dividends and interest receivable	670,661	339,551	201,420
Receivable due from advisor	7	13,605	12,571
Other assets	83,190	78,571	76,306
Total assets	1,009,256,972	452,050,182	255,792,003
Liabilities
Payable for investments purchased	854,821	347,639	206,804
Payable for fund shares repurchased	268,773	629,232	116,405
Payable to affiliates
Accounting and legal services fees	38,454	17,318	9,736
Transfer agent fees	11,618	7,798	4,199
Trustees' fees	978	525	322
Distribution and service fees	3,102	2,377	790
Other liabilities and accrued expenses	59,200	55,424	53,930
Total liabilities	1,236,946	1,060,313	392,186
Net assets	$1,008,020,026	$450,989,869	$255,399,817
Net assets consist of
Paid-in capital	$864,405,799	$396,350,968	$230,915,156
Undistributed net investment income (loss)	1,080,026	587,730	377,332
Accumulated undistributed net realized gain (loss) on investments	20,946,682	6,094,845	960,900
Net unrealized appreciation (depreciation) on investments	121,587,519	47,956,326	23,146,429
Net assets	$1,008,020,026	$450,989,869	$255,399,817
Investments in unaffiliated funds, at cost	$1,043	$1,973	$2,676
Investments in affiliated funds, at cost	$886,472,785	$403,028,593	$232,234,465
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$123,271,116	$82,220,770	$44,591,618
Shares outstanding	11,892,087	8,512,663	4,882,791
Net asset value and redemption price per share	$10.37	$9.66	$9.13
Class I
Net assets	$132,567	$110,790	$92,349
Shares outstanding	12,800	11,482	10,121
Net asset value, offering price and redemption price per share	$10.36	$9.65	$9.12
Class R1
Net assets	$4,367,346	$2,333,759	$1,070,988
Shares outstanding	422,563	242,231	117,682
Net asset value, offering price and redemption price per share	$10.34	$9.63	$9.10
Class R2
Net assets	$1,406,976	$163,843	$52,518
Shares outstanding	136,223	17,024	5,757
Net asset value, offering price and redemption price per share	$10.33	$9.62	$9.12
Class R3
Net assets	$2,422,341	$5,242,097	$357,632
Shares outstanding	234,227	544,036	39,272
Net asset value, offering price and redemption price per share	$10.34	$9.64	$9.11
Class R4
Net assets	$696,200	$94,345	$981,514
Shares outstanding	67,439	9,799	107,638
Net asset value, offering price and redemption price per share	$10.32	$9.63	$9.12
Class R5
Net assets	$4,485,323	$1,216,665	$306,910
Shares outstanding	433,407	126,120	33,642
Net asset value, offering price and redemption price per share	$10.35	$9.65	$9.12
Class R6
Net assets	$4,610,386	$1,799,993	$175,961
Shares outstanding	446,124	186,557	19,276
Net asset value, offering price and redemption price per share	$10.33	$9.65	$9.13
Class 1
Net assets	$866,627,771	$357,807,607	$207,770,327
Shares outstanding	83,754,145	37,094,760	22,764,223
Net asset value, offering price and redemption price per share	$10.35	$9.65	$9.13
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$10.92	$10.17	$9.61

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       38

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$86,079	$1,598,979	$4,750,555	$10,742,078
Other income received from advisor	5,272	101,932	306,018	706,724
Interest	278	150	24	8
Total investment income	91,629	1,701,061	5,056,597	11,448,810
Expenses
Investment management fees	3,044	47,142	140,587	320,223
Distribution and service fees	2,323	31,790	121,512	294,894
Transfer agent fees	199	1,992	17,547	47,582
Accounting and legal services fees	470	8,170	24,449	55,650
State registration fees	65,706	68,756	43,585	51,172
Professional fees	36,632	22,642	23,208	29,730
Printing and postage	7,947	8,093	9,345	11,387
Custodian fees	11,100	16,350	16,350	16,350
Trustees' fees	11	800	2,641	6,252
Other	3,704	5,179	5,779	7,377
Total expenses before reductions	131,136	210,914	405,003	840,617
Less expense reductions	(128,672)	(177,217)	(266,430)	(499,166)
Net expenses	2,464	33,697	138,573	341,451
Net investment income (loss)	89,165	1,667,364	4,918,024	11,107,359
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(11,451)	(1,770,976)	(5,217,158)	1,173,112
Capital gain distributions received from affiliated funds	286,573	5,182,895	15,405,630	34,874,386
	275,122	3,411,919	10,188,472	36,047,498
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	213,771	3,031,425	8,859,052	6,693,342
	213,771	3,031,425	8,859,052	6,693,342
Net realized and unrealized gain (loss)	488,893	6,443,344	19,047,524	42,740,840
Increase (decrease) in net assets from operations	$578,058	$8,110,708	$23,965,548	$53,848,199

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       39

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)Continued

	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$11,433,117	$14,811,156	$18,296,209	$20,608,296
Other income received from advisor	760,679	999,337	1,226,096	1,335,199
Interest	34	33	49	55
Total investment income	12,193,830	15,810,526	19,522,354	21,943,550
Expenses
Investment management fees	342,504	430,975	513,408	542,377
Distribution and service fees	321,759	397,683	487,945	513,217
Transfer agent fees	52,165	60,170	77,788	75,430
Accounting and legal services fees	59,485	75,731	91,543	98,947
State registration fees	53,194	51,189	53,097	51,171
Professional fees	30,322	32,775	35,148	36,184
Printing and postage	11,424	11,882	12,280	13,150
Custodian fees	16,350	16,350	16,350	16,350
Trustees' fees	6,652	8,438	10,174	11,141
Other	7,498	8,178	8,892	9,314
Total expenses before reductions	901,353	1,093,371	1,306,625	1,367,281
Less expense reductions	(528,891)	(636,756)	(742,338)	(779,999)
Net expenses	372,462	456,615	564,287	587,282
Net investment income (loss)	11,821,368	15,353,911	18,958,067	21,356,268
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	442,875	3,954,981	9,491,501	15,375,577
Capital gain distributions received from affiliated funds	37,164,338	44,137,288	48,217,786	46,401,843
	37,607,213	48,092,269	57,709,287	61,777,420
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	8,289,992	7,006,832	2,228,878	(8,945,319)
	8,289,992	7,006,832	2,228,878	(8,945,319)
Net realized and unrealized gain (loss)	45,897,205	55,099,101	59,938,165	52,832,101
Increase (decrease) in net assets from operations	$57,718,573	$70,453,012	$78,896,232	$74,188,369

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       40

STATEMENTS OF OPERATIONS For the six months ended 2-28-17 (unaudited)Continued

	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated funds	$16,581,506	$7,768,486	$4,496,218
Other income received from advisor	1,100,872	522,742	321,584
Interest	28	24	21
Total investment income	17,682,406	8,291,252	4,817,823
Expenses
Investment management fees	409,379	175,918	95,402
Distribution and service fees	423,711	236,688	123,812
Transfer agent fees	72,711	48,469	26,369
Accounting and legal services fees	76,007	34,484	19,478
State registration fees	50,808	50,887	47,866
Professional fees	32,752	26,510	24,274
Printing and postage	12,487	10,884	10,183
Custodian fees	16,350	16,350	16,350
Trustees' fees	8,748	4,143	2,344
Other	8,381	6,630	5,717
Total expenses before reductions	1,111,334	610,963	371,795
Less expense reductions	(616,550)	(326,673)	(222,235)
Net expenses	494,784	284,290	149,560
Net investment income (loss)	17,187,622	8,006,962	4,668,263
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	8,701,225	3,398,776	1,499,471
Capital gain distributions received from affiliated funds	29,950,607	11,013,478	5,197,950
	38,651,832	14,412,254	6,697,421
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(7,860,255)	(4,940,156)	(3,161,593)
	(7,860,255)	(4,940,156)	(3,161,593)
Net realized and unrealized gain (loss)	30,791,577	9,472,098	3,535,828
Increase (decrease) in net assets from operations	$47,979,199	$17,479,060	$8,204,091

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       41

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16[1]	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$89,165	$533	$1,667,364	$1,016,409	$4,918,024	$4,543,411
Net realized gain (loss)	275,122	(1,269)	3,411,919	2,793,377	10,188,472	12,574,183
Change in net unrealized appreciation (depreciation)	213,771	77,339	3,031,425	3,346,328	8,859,052	7,006,774
Increase (decrease) in net assets resulting from operations	578,058	76,603	8,110,708	7,156,114	23,965,548	24,124,368
Distributions to shareholders
From net investment income
Class A	(1,587)	—	(40,482)	(9,472)	(388,991)	(195,778)
Class I	(1,454)	—	(1,603)	(1,307)	(1,621)	(1,406)
Class R1	(1,131)	—	(1,263)	(977)	(7,909)	(4,682)
Class R2	(1,332)	—	(1,824)	(1,840)	(6,238)	(3,561)
Class R3	(1,130)	—	(1,511)	(1,008)	(7,829)	(3,909)
Class R4	(1,422)	—	(1,630)	(1,341)	(7,756)	(5,266)
Class R5	(1,662)	—	(2,083)	(1,498)	(3,043)	(1,930)
Class R6	(1,548)	—	(7,390)	(3,167)	(46,206)	(37,226)
Class 1	(78,619)	—	(1,788,314)	(878,949)	(5,094,484)	(4,146,547)
From net realized gain
Class A	(98)	—	(94,820)	(13,244)	(1,272,848)	(640,122)
Class I	(74)	—	(3,032)	(1,398)	(4,328)	(3,591)
Class R1	(74)	—	(3,187)	(1,469)	(32,794)	(20,072)
Class R2	(74)	—	(3,958)	(2,190)	(21,486)	(12,428)
Class R3	(74)	—	(3,882)	(1,520)	(29,005)	(14,295)
Class R4	(74)	—	(3,187)	(1,469)	(21,879)	(14,223)
Class R5	(80)	—	(3,720)	(1,521)	(7,673)	(4,699)
Class R6	(74)	—	(13,037)	(3,104)	(115,175)	(87,650)
Class 1	(3,854)	—	(3,250,172)	(892,191)	(13,068,589)	(10,091,680)
Total distributions	(94,361)	—	(5,225,095)	(1,817,665)	(20,137,854)	(15,289,065)
From portfolio share transactions	9,844,246	2,578,864	12,231,095	53,264,054	3,753,541	50,438,440
Total increase (decrease)	10,327,943	2,655,467	15,116,708	58,602,503	7,581,235	59,273,743
Net assets
Beginning of period	2,655,467	—	104,954,246	46,351,743	335,689,070	276,415,327
End of period	$12,983,410	$2,655,467	$120,070,954	$104,954,246	$343,270,305	$335,689,070
Undistributed net investment income (loss)	$453	$1,173	($5,497)	$173,239	($33,560)	$612,493

1	Period from 3-30-16 (commencement of operations) to 8-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       42

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$11,107,359	$11,826,061	$11,821,368	$12,451,106	$15,353,911	$16,572,781
Net realized gain (loss)	36,047,498	38,543,103	37,607,213	40,286,192	48,092,269	49,448,231
Change in net unrealized appreciation (depreciation)	6,693,342	7,186,428	8,289,992	8,257,349	7,006,832	10,267,506
Increase (decrease) in net assets resulting from operations	53,848,199	57,555,592	57,718,573	60,994,647	70,453,012	76,288,518
Distributions to shareholders
From net investment income
Class A	(1,087,043)	(692,222)	(1,160,224)	(732,247)	(1,425,510)	(887,656)
Class I	(1,761)	(1,430)	(1,630)	(1,428)	(1,681)	(1,465)
Class R1	(22,272)	(18,533)	(27,278)	(20,172)	(48,759)	(40,865)
Class R2	(11,439)	(6,482)	(10,917)	(8,451)	(9,988)	(6,872)
Class R3	(17,174)	(22,405)	(25,002)	(27,653)	(26,038)	(20,675)
Class R4	(8,668)	(8,512)	(19,226)	(12,011)	(12,345)	(10,618)
Class R5	(33,070)	(25,471)	(20,886)	(35,276)	(22,177)	(16,375)
Class R6	(44,863)	(27,120)	(48,976)	(34,839)	(73,373)	(19,200)
Class 1	(11,401,055)	(10,888,453)	(12,097,487)	(11,427,653)	(16,206,249)	(15,034,146)
From net realized gain
Class A	(4,132,165)	(2,823,457)	(4,383,173)	(2,955,580)	(4,975,302)	(3,511,983)
Class I	(5,477)	(4,580)	(5,034)	(4,524)	(4,836)	(4,583)
Class R1	(110,886)	(105,324)	(134,862)	(113,500)	(219,977)	(222,620)
Class R2	(46,037)	(28,181)	(43,624)	(36,356)	(36,789)	(28,924)
Class R3	(78,909)	(113,391)	(112,906)	(138,535)	(108,323)	(100,760)
Class R4	(28,467)	(29,960)	(64,490)	(41,832)	(37,896)	(36,409)
Class R5	(98,909)	(77,807)	(62,091)	(106,604)	(61,417)	(48,896)
Class R6	(130,503)	(80,197)	(141,468)	(101,913)	(197,731)	(55,537)
Class 1	(34,114,127)	(33,261,130)	(35,966,645)	(34,533,727)	(44,890,762)	(44,892,866)
Total distributions	(51,372,825)	(48,214,655)	(54,325,919)	(50,332,301)	(68,359,153)	(64,940,450)
From portfolio share transactions	(38,472,961)	17,198,524	(33,421,626)	28,726,767	(35,309,439)	18,512,147
Total increase (decrease)	(35,997,587)	26,539,461	(30,028,972)	39,389,113	(33,215,580)	29,860,215
Net assets
Beginning of period	793,139,170	766,599,709	843,008,376	803,619,263	1,065,965,351	1,036,105,136
End of period	$757,141,583	$793,139,170	$812,979,404	$843,008,376	$1,032,749,771	$1,065,965,351
Undistributed net investment income (loss)	($62,349)	$1,457,637	($43,090)	$1,547,168	$171,950	$2,644,159

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       43

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$18,958,067	$23,033,926	$21,356,268	$29,819,395	$17,187,622	$26,909,640
Net realized gain (loss)	57,709,287	57,263,423	61,777,420	61,071,852	38,651,832	51,610,515
Change in net unrealized appreciation (depreciation)	2,228,878	10,046,143	(8,945,319)	6,441,681	(7,860,255)	(4,060,358)
Increase (decrease) in net assets resulting from operations	78,896,232	90,343,492	74,188,369	97,332,928	47,979,199	74,459,797
Distributions to shareholders
From net investment income
Class A	(2,068,772)	(1,355,757)	(2,343,118)	(1,680,258)	(2,571,116)	(1,996,129)
Class I	(5,591)	(1,687)	(2,792)	(2,010)	(2,928)	(2,377)
Class R1	(49,891)	(32,069)	(63,753)	(81,525)	(58,626)	(53,026)
Class R2	(33,185)	(14,034)	(24,694)	(13,636)	(30,794)	(20,042)
Class R3	(35,666)	(26,662)	(76,308)	(69,613)	(59,836)	(70,659)
Class R4	(20,351)	(15,769)	(13,154)	(7,715)	(18,221)	(24,899)
Class R5	(37,647)	(43,952)	(47,907)	(35,225)	(107,901)	(107,147)
Class R6	(89,687)	(48,054)	(78,055)	(46,989)	(118,703)	(67,984)
Class 1	(21,534,702)	(20,727,910)	(26,528,955)	(27,596,764)	(22,545,957)	(25,043,361)
From net realized gain
Class A	(6,098,736)	(4,324,209)	(5,805,038)	(4,050,448)	(5,712,608)	(4,352,661)
Class I	(13,881)	(4,430)	(5,943)	(4,127)	(5,695)	(4,511)
Class R1	(183,435)	(133,854)	(190,851)	(243,078)	(153,069)	(136,593)
Class R2	(102,579)	(47,476)	(63,734)	(34,471)	(70,877)	(45,220)
Class R3	(121,900)	(101,760)	(215,137)	(193,664)	(149,402)	(172,246)
Class R4	(54,212)	(44,844)	(29,374)	(16,930)	(36,344)	(49,982)
Class R5	(90,314)	(110,868)	(99,049)	(69,904)	(204,694)	(197,630)
Class R6	(209,911)	(117,880)	(157,842)	(91,074)	(220,812)	(122,903)
Class 1	(51,669,853)	(52,285,581)	(54,858,045)	(54,764,706)	(42,775,854)	(46,191,704)
Total distributions	(82,420,313)	(79,436,796)	(90,603,749)	(89,002,137)	(74,843,437)	(78,659,074)
From portfolio share transactions	(41,979,424)	39,025,269	(62,050,124)	(13,190,712)	(49,555,945)	(44,525,082)
Total increase (decrease)	(45,503,505)	49,931,965	(78,465,504)	(4,859,921)	(76,420,183)	(48,724,359)
Net assets
Beginning of period	1,290,964,587	1,241,032,622	1,405,024,186	1,409,884,107	1,084,440,209	1,133,164,568
End of period	$1,245,461,082	$1,290,964,587	$1,326,558,682	$1,405,024,186	$1,008,020,026	$1,084,440,209
Undistributed net investment income (loss)	$453,211	$5,370,636	$1,114,666	$8,937,134	$1,080,026	$9,406,486

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       44

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-17	Year ended 8-31-16	Six months ended 2-28-17	Year ended 8-31-16
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$8,006,962	$14,063,250	$4,668,263	$8,352,818
Net realized gain (loss)	14,412,254	22,904,068	6,697,421	11,113,648
Change in net unrealized appreciation (depreciation)	(4,940,156)	(3,134,425)	(3,161,593)	(1,022,939)
Increase (decrease) in net assets resulting from operations	17,479,060	33,832,893	8,204,091	18,443,527
Distributions to shareholders
From net investment income
Class A	(1,894,646)	(1,558,989)	(1,099,240)	(1,157,466)
Class I	(2,617)	(2,704)	(2,807)	(2,967)
Class R1	(46,803)	(45,617)	(14,909)	(12,185)
Class R2	(3,713)	(4,472)	(1,218)	(15,714)
Class R3	(126,940)	(143,095)	(12,422)	(27,163)
Class R4	(2,919)	(2,563)	(26,695)	(23,633)
Class R5	(35,332)	(48,512)	(9,149)	(5,795)
Class R6	(30,262)	(13,743)	(4,652)	(20,921)
Class 1	(10,412,642)	(12,958,077)	(6,295,926)	(7,764,481)
From net realized gain
Class A	(3,608,176)	(3,728,907)	(1,709,172)	(1,901,067)
Class I	(4,426)	(5,730)	(3,907)	(4,369)
Class R1	(102,739)	(125,753)	(26,192)	(22,726)
Class R2	(7,292)	(10,721)	(1,954)	(26,502)
Class R3	(266,197)	(376,496)	(21,135)	(48,603)
Class R4	(5,185)	(5,703)	(38,921)	(36,375)
Class R5	(58,398)	(100,240)	(12,446)	(8,336)
Class R6	(49,141)	(27,899)	(6,221)	(29,613)
Class 1	(17,212,061)	(26,775,196)	(8,566,047)	(11,169,382)
Total distributions	(33,869,489)	(45,934,417)	(17,853,013)	(22,277,298)
From portfolio share transactions	(27,505,760)	(53,467,791)	(13,403,083)	(31,446,608)
Total increase (decrease)	(43,896,189)	(65,569,315)	(23,052,005)	(35,280,379)
Net assets
Beginning of period	494,886,058	560,455,373	278,451,822	313,732,201
End of period	$450,989,869	$494,886,058	$255,399,817	$278,451,822
Undistributed net investment income (loss)	$587,730	$5,136,642	$377,332	$3,176,087

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       45

Financial highlights

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	10.61	0.14	[7]	0.62	0.76	(0.12)	(0.01)	—	(0.13)	11.24	7.20	[8]	4.62	[9]	0.42	[9]	2.52	[7,9]	200	25
08-31-2016[10]	10.00	(0.01	) [7]	0.62	0.61	—	—	—	—	10.61	6.10	[8]	23.24	[9]	0.43	[9]	(0.12	) [7,9]	118	10
CLASS I
02-28-2017[6]	10.62	0.15	[7]	0.63	0.78	(0.14)	(0.01)	—	(0.15)	11.25	7.45	[8]	4.31	[9]	0.11	[9]	2.88	[7,9]	112	25
08-31-2016[10]	10.00	0.01	[7]	0.61	0.62	—	—	—	—	10.62	6.20	[8]	22.93	[9]	0.11	[9]	0.20	[7,9]	106	10
CLASS R1
02-28-2017[6]	10.60	0.13	[7]	0.63	0.76	(0.11)	(0.01)	—	(0.12)	11.24	7.23	[8]	4.71	[9]	0.52	[9]	2.47	[7,9]	112	25
08-31-2016[10]	10.00	(0.01	) [7]	0.61	0.60	—	—	—	—	10.60	6.00	[8]	23.33	[9]	0.52	[9]	(0.21	) [7,9]	106	10
CLASS R2
02-28-2017[6]	10.61	0.15	[7]	0.62	0.77	(0.13)	(0.01)	—	(0.14)	11.24	7.33	[8]	4.46	[9]	0.27	[9]	2.72	[7,9]	112	25
08-31-2016[10]	10.00	—	[7,11]	0.61	0.61	—	—	—	—	10.61	6.10	[8]	23.08	[9]	0.26	[9]	0.04	[7,9]	106	10
CLASS R3
02-28-2017[6]	10.60	0.13	[7]	0.63	0.76	(0.11)	(0.01)	—	(0.12)	11.24	7.23	[8]	4.71	[9]	0.52	[9]	2.47	[7,9]	112	25
08-31-2016[10]	10.00	(0.01	) [7]	0.61	0.60	—	—	—	—	10.60	6.00	[8]	23.33	[9]	0.52	[9]	(0.21	) [7,9]	106	10
CLASS R4
02-28-2017[6]	10.62	0.15	[7]	0.63	0.78	(0.14)	(0.01)	—	(0.15)	11.25	7.40	[8]	4.46	[9]	0.17	[9]	2.83	[7,9]	114	25
08-31-2016[10]	10.00	0.01	[7]	0.61	0.62	—	—	—	—	10.62	6.20	[8]	23.08	[9]	0.17	[9]	0.14	[7,9]	106	10
CLASS R5
02-28-2017[6]	10.62	0.16	[7]	0.63	0.79	(0.15)	(0.01)	—	(0.16)	11.25	7.52	[8]	4.21	[9]	0.02	[9]	3.04	[7,9]	131	25
08-31-2016[10]	10.00	0.01	[7]	0.61	0.62	—	—	—	—	10.62	6.20	[8]	22.83	[9]	0.02	[9]	0.29	[7,9]	106	10
Class R6
02-28-2017[6]	10.62	0.16	[7]	0.63	0.79	(0.15)	(0.01)	—	(0.16)	11.25	7.54	[8]	4.21	[9]	—	[9]	3.00	[7,9]	112	25
08-31-2016[10]	10.00	0.01	[7]	0.61	0.62	—	—	—	—	10.62	6.20	[8]	22.83	[9]	—	[9]	0.31	[7,9]	106	10
CLASS 1
02-28-2017[6]	10.62	0.16	[7]	0.63	0.79	(0.15)	(0.01)	—	(0.16)	11.25	7.50	[8]	4.25	[9]	0.05	[9]	2.94	[7,9]	11,976	25
08-31-2016[10]	10.00	—	[7,11]	0.62	0.62	—	—	—	—	10.62	6.20	[8]	22.86	[9]	0.05	[9]	0.20	[7,9]	1,794	10

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21% and 0.53%-1.20% for the periods ended 2-28-17 and 8-31-16, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02 and $0.002 per share and 0.17% and 0.07%, for the periods ended 2-28-17 and 8-31-16, respectively.
8	Not annualized.
9	Annualized.
10	Period from 3-30-16 (commencement of operations) to 8-31-16.
11	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       46

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	10.46	0.14	[7]	0.59	0.73	(0.13)	(0.32)	—	(0.45)	10.74	7.25	[8]	0.75	[9]	0.42	[9]	2.69	[7,9]	4,397	24
08-31-2016	10.00	0.07	[7]	0.64	0.71	(0.10)	(0.15)	—	(0.25)	10.46	7.23		0.83		0.43		0.89	[7]	2,217	7
08-31-2015	10.64	0.07	[7]	(0.51)	(0.44)	(0.10)	(0.10)	—	(0.20)	10.00		(4.23)	3.73		0.44		0.66	[7]	554	18
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	23.48	[9]	0.60	[9]	(0.43	) [9]	132	24
CLASS I
02-28-2017[6]	10.49	0.16	[7]	0.60	0.76	(0.17)	(0.32)	—	(0.49)	10.76	7.46	[8]	0.44	[9]	0.11	[9]	2.99	[7,9]	102	24
08-31-2016	10.03	0.16	[7]	0.59	0.75	(0.14)	(0.15)	—	(0.29)	10.49	7.56		0.51		0.11		1.56	[7]	100	7
08-31-2015[11]	10.51	0.01	[7]	(0.49)	(0.48)	—	—	—	—	10.03	(4.57	) [8]	0.85		0.11	[9]	0.23	[7,9]	95	18	[12]
CLASS R1
02-28-2017[6]	10.45	0.13	[7]	0.60	0.73	(0.12)	(0.32)	—	(0.44)	10.74	7.25	[8]	0.84	[9]	0.52	[9]	2.58	[7,9]	107	24
08-31-2016	10.00	0.12	[7]	0.58	0.70	(0.10)	(0.15)	—	(0.25)	10.45	7.05		0.92		0.52		1.15	[7]	105	7
08-31-2015	10.63	0.10	[7]	(0.55)	(0.45)	(0.08)	(0.10)	—	(0.18)	10.00		(4.32)	7.59		0.59		0.94	[7]	100	18
08-31-2014[10]	10.00		(0.03)	0.66	0.63	—	—	—	—	10.63	6.30	[8]	21.55	[9]	0.85	[9]	(0.66	) [9]	106	24
CLASS R2
02-28-2017[6]	10.47	0.15	[7]	0.59	0.74	(0.14)	(0.32)	—	(0.46)	10.75	7.35	[8]	0.64	[9]	0.32	[9]	2.86	[7,9]	136	24
08-31-2016	10.02	0.17	[7]	0.55	0.72	(0.12)	(0.15)	—	(0.27)	10.47	7.31		0.72		0.32		1.55	[7]	118	7
08-31-2015	10.64	0.12	[7]	(0.54)	(0.42)	(0.10)	(0.10)	—	(0.20)	10.02		(4.04)	7.08		0.34		1.15	[7]	107	18
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	21.02	[9]	0.60	[9]	(0.41	) [9]	106	24
CLASS R3
02-28-2017[6]	10.45	0.13	[7]	0.60	0.73	(0.12)	(0.32)	—	(0.44)	10.74	7.23	[8]	0.86	[9]	0.54	[9]	2.56	[7,9]	142	24
08-31-2016	10.00	0.11	[7]	0.59	0.70	(0.10)	(0.15)	—	(0.25)	10.45	7.05		0.95		0.55		1.03	[7]	120	7
08-31-2015	10.64	0.09	[7]	(0.54)	(0.45)	(0.09)	(0.10)	—	(0.19)	10.00		(4.34)	7.15		0.56		0.89	[7]	124	18
08-31-2014[10]	10.00		(0.03)	0.67	0.64	—	—	—	—	10.64	6.40	[8]	21.60	[9]	0.75	[9]	(0.56	) [9]	106	24
CLASS R4
02-28-2017[6]	10.48	0.15	[7]	0.60	0.75	(0.16)	(0.32)	—	(0.48)	10.75	7.41	[8]	0.59	[9]	0.17	[9]	2.93	[7,9]	108	24
08-31-2016	10.03	0.15	[7]	0.58	0.73	(0.13)	(0.15)	—	(0.28)	10.48	7.42		0.67		0.17		1.51	[7]	105	7
08-31-2015	10.65	0.14	[7]	(0.54)	(0.40)	(0.12)	(0.10)	—	(0.22)	10.03		(3.86)	7.30		0.19		1.34	[7]	100	18
08-31-2014[10]	10.00		(0.01)	0.66	0.65	—	—	—	—	10.65	6.50	[8]	21.13	[9]	0.35	[9]	(0.17	) [9]	106	24
CLASS R5
02-28-2017[6]	10.50	0.16	[7]	0.60	0.76	(0.18)	(0.32)	—	(0.50)	10.76	7.46	[8]	0.34	[9]	0.02	[9]	3.03	[7,9]	152	24
08-31-2016	10.04	0.16	[7]	0.59	0.75	(0.14)	(0.15)	—	(0.29)	10.50	7.62		0.42		0.02		1.63	[7]	118	7
08-31-2015	10.66	0.16	[7]	(0.55)	(0.39)	(0.13)	(0.10)	—	(0.23)	10.04		(3.71)	7.09		0.03		1.51	[7]	101	18
08-31-2014[10]	10.00	—	[13]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	21.19	[9]	0.15	[9]	0.03	[9]	106	24
Class R6
02-28-2017[6]	10.49	0.16	[7]	0.61	0.77	(0.18)	(0.32)	—	(0.50)	10.76	7.58	[8]	0.34	[9]	—	[9]	3.08	[7,9]	529	24
08-31-2016	10.04	0.12	[7]	0.63	0.75	(0.15)	(0.15)	—	(0.30)	10.49	7.58		0.42		—		1.45	[7]	362	7
08-31-2015	10.67	0.13	[7]	(0.52)	(0.39)	(0.14)	(0.10)	—	(0.24)	10.04		(3.76)	6.34		—		1.28	[7]	177	18
08-31-2014[10]	10.00	—	[13]	0.67	0.67	—	—	—	—	10.67	6.70	[8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24
CLASS 1
02-28-2017[6]	10.49	0.16	[7]	0.59	0.75	(0.17)	(0.32)	—	(0.49)	10.75	7.43	[8]	0.37	[9]	0.05	[9]	3.06	[7,9]	114,397	24
08-31-2016	10.03	0.12	[7]	0.63	0.75	(0.14)	(0.15)	—	(0.29)	10.49	7.63		0.45		0.05		1.39	[7]	101,710	7
08-31-2015	10.66	0.11	[7]	(0.51)	(0.40)	(0.13)	(0.10)	—	(0.23)	10.03		(3.80)	0.95		0.05		1.02	[7]	44,994	18
08-31-2014[10]	10.00	—	[13]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	5.88	[9]	0.15	[9]	0.04	[9]	6,679	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53%-1.20%, 0.53%-0.1.23% and 0.52% - 1.26% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.19%, 0.12% and 0.09%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	Period from 3-26-14 (commencement of operations) to 8-31-14.
11	The inception date for Class I shares is 3-27-15.
12	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       47

Financial highlights continued

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.65	0.16	[7]	0.66	0.82	(0.16)	(0.52)	—	(0.68)	11.79	7.31	[8]	0.59	[9]	0.42	[9]	2.71	[7,9]	32,269	25
08-31-2016	11.42	0.11	[7]	0.68	0.79	(0.13)	(0.43)	—	(0.56)	11.65	7.16		0.59		0.43		1.10	[7]	24,261	11
08-31-2015	12.44	0.12	[7]	(0.62)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	0.61		0.45		0.95	[7]	14,346	11
08-31-2014	10.73	0.05		2.04	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		0.90		0.60		0.43		8,305	10
08-31-2013	9.51	0.04		1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		2.15		0.61		0.42		2,264	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	7.08	[9]	0.61	[9]	(0.16	) [8]	503	67	[11]
CLASS I
02-28-2017[6]	11.68	0.17	[7]	0.66	0.83	(0.19)	(0.52)	—	(0.71)	11.80	7.45	[8]	0.27	[9]	0.11	[9]	3.00	[7,9]	98	25
08-31-2016	11.44	0.18	[7]	0.66	0.84	(0.17)	(0.43)	—	(0.60)	11.68	7.58		0.28		0.11		1.55	[7]	97	11
08-31-2015[12]	11.99	0.01	[7]	(0.56)	(0.55)	—	—	—	—	11.44	(4.59	) [8]	0.28	[9]	0.10	[9]	0.22	[7,9]	95	11	[13]
CLASS R1
02-28-2017[6]	11.63	0.13	[7]	0.68	0.81	(0.13)	(0.52)	—	(0.65)	11.79	7.20	[8]	0.87	[9]	0.71	[9]	2.33	[7,9]	910	25
08-31-2016	11.40	0.09	[7]	0.67	0.76	(0.10)	(0.43)	—	(0.53)	11.63	6.88		0.87		0.71		0.77	[7]	696	11
08-31-2015	12.43	0.05	[7]	(0.59)	(0.54)	(0.08)	(0.41)	—	(0.49)	11.40		(4.54)	1.56		0.72		0.44	[7]	638	11
08-31-2014	10.72	0.07		1.99	2.06	(0.07)	(0.28)	—	(0.35)	12.43	19.44		4.80		0.86		0.59		409	10
08-31-2013	9.50	0.02		1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95		12.87		0.86		0.23		183	16
08-31-2012[10]	9.52		(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.28	[9]	0.86	[9]	(0.28	) [8]	100	67	[11]
CLASS R2
02-28-2017[6]	11.65	0.15	[7]	0.67	0.82	(0.15)	(0.52)	—	(0.67)	11.80	7.33	[8]	0.65	[9]	0.49	[9]	2.54	[7,9]	517	25
08-31-2016	11.42	0.10	[7]	0.68	0.78	(0.12)	(0.43)	—	(0.55)	11.65	7.08		0.63		0.47		0.98	[7]	498	11
08-31-2015	12.44	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	1.60		0.50		1.06	[7]	265	11
08-31-2014	10.73	0.08		2.01	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		5.16		0.61		0.71		458	10
08-31-2013	9.51	0.07		1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		11.95		0.61		0.55		155	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	16.97	[9]	0.61	[9]	(0.15	) [8]	100	67	[11]
CLASS R3
02-28-2017[6]	11.64	0.15	[7]	0.66	0.81	(0.14)	(0.52)	—	(0.66)	11.79	7.25	[8]	0.73	[9]	0.56	[9]	2.53	[7,9]	753	25
08-31-2016	11.41	0.09	[7]	0.69	0.78	(0.12)	(0.43)	—	(0.55)	11.64	7.03		0.74		0.57		0.92	[7]	573	11
08-31-2015	12.43	0.10	[7]	(0.62)	(0.52)	(0.09)	(0.41)	—	(0.50)	11.41		(4.36)	2.62		0.58		0.80	[7]	158	11
08-31-2014	10.73	0.05		2.01	2.06	(0.08)	(0.28)	—	(0.36)	12.43	19.44		11.01		0.75		0.43		184	10
08-31-2013	9.50	0.06		1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17		15.81		0.76		0.55		113	16
08-31-2012[10]	9.52		(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.31	[9]	0.76	[9]	(0.23	) [8]	100	67	[11]
CLASS R4
02-28-2017[6]	11.67	0.17	[7]	0.66	0.83	(0.18)	(0.52)	—	(0.70)	11.80	7.42	[8]	0.49	[9]	0.23	[9]	2.90	[7,9]	534	25
08-31-2016	11.44	0.16	[7]	0.66	0.82	(0.16)	(0.43)	—	(0.59)	11.67	7.41		0.50		0.23		1.40	[7]	424	11
08-31-2015	12.46	0.09	[7]	(0.56)	(0.47)	(0.14)	(0.41)	—	(0.55)	11.44		(3.97)	2.22		0.22		0.76	[7]	319	11
08-31-2014	10.75	0.12		1.99	2.11	(0.12)	(0.28)	—	(0.40)	12.46	19.94		12.39		0.35		0.99		131	10
08-31-2013	9.52	0.10		1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59		15.54		0.36		0.95		113	16
08-31-2012[10]	9.52	—	[14]	—	— [14]	—	—	—	—	9.52	—	[8]	17.05	[9]	0.41	[9]	(0.05	) [8]	100	67	[11]
CLASS R5
02-28-2017[6]	11.69	0.18	[7]	0.66	0.84	(0.20)	(0.52)	—	(0.72)	11.81	7.55	[8]	0.18	[9]	0.02	[9]	3.08	[7,9]	188	25
08-31-2016	11.45	0.16	[7]	0.69	0.85	(0.18)	(0.43)	—	(0.61)	11.69	7.65		0.18		0.02		1.56	[7]	166	11
08-31-2015	12.48	0.19	[7]	(0.65)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.45		(3.85)	3.52		0.01		1.55	[7]	122	11
08-31-2014	10.76	0.16		1.98	2.14	(0.14)	(0.28)	—	(0.42)	12.48	20.23		1.80		0.16		1.39		131	10
08-31-2013	9.53	0.02		1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		2.67		0.16		0.23		985	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.34	[9]	0.16	[9]	0.07	[8]	100	67	[11]
Class R6
02-28-2017[6]	11.69	0.16	[7]	0.69	0.85	(0.21)	(0.52)	—	(0.73)	11.81	7.57	[8]	0.18	[9]	—	[9]	2.77	[7,9]	2,907	25
08-31-2016	11.46	0.16	[7]	0.68	0.84	(0.18)	(0.43)	—	(0.61)	11.69	7.62		0.18		—		1.53	[7]	3,185	11
08-31-2015	12.48	0.16	[7]	(0.60)	(0.44)	(0.17)	(0.41)	—	(0.58)	11.46		(3.72)	0.41		—		1.36	[7]	2,085	11
08-31-2014	10.76	0.08		2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29		2.34		0.11		0.64		1,223	10
08-31-2013	9.53	0.12		1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85		8.30		0.11		1.17		253	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.75	[9]	0.11	[9]	0.10	[8]	100	67	[11]

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       48

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.68	0.18	[7]	0.66	0.84	(0.20)	(0.52)	—	(0.72)	11.80	7.52	[8]	0.21	[9]	0.05	[9]	3.03	[7,9]	305,095	25
08-31-2016	11.44	0.17	[7]	0.67	0.84	(0.17)	(0.43)	—	(0.60)	11.68	7.67		0.22		0.05		1.54	[7]	305,789	11
08-31-2015	12.47	0.17	[7]	(0.63)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.44		(3.86)	0.19		0.05		1.42	[7]	258,387	11
08-31-2014	10.76	0.12		2.01	2.13	(0.14)	(0.28)	—	(0.42)	12.47	20.14		0.17		0.16		1.03		232,040	10
08-31-2013	9.53	0.10		1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		0.23		0.16		0.94		124,203	16
08-31-2012	8.88	0.08		0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25		0.42		0.16		0.86		51,411	67

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53% - 1.20%, 0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.19% 0.11% and 0.08%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
11	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class I shares is 3-27-15.
13	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
14	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       49

Financial highlights continued

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.24	0.15	[7]	0.64	0.79	(0.15)	(0.60)	—	(0.75)	11.28	7.36	[8]	0.56	[9]	0.42	[9]	2.67	[7,9]	84,489	22
08-31-2016	11.14	0.12	[7]	0.65	0.77	(0.13)	(0.54)	—	(0.67)	11.24	7.18		0.55		0.43		1.15	[7]	70,954	15
08-31-2015	12.27	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.52)	—	(0.63)	11.14		(4.28)	0.54		0.44		1.06	[7]	52,732	12
08-31-2014	10.65	0.08		1.99	2.07	(0.10)	(0.35)	—	(0.45)	12.27	19.71		0.59		0.58		0.68		44,703	14
08-31-2013	9.88	0.06		1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25		0.65		0.59		0.62		28,714	15
08-31-2012	9.22	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72		0.75		0.59		0.74		17,140	70
CLASS I
02-28-2017[6]	11.31	0.18	[7]	0.62	0.80	(0.18)	(0.60)	—	(0.78)	11.33	7.47	[8]	0.25	[9]	0.11	[9]	3.19	[7,9]	97	22
08-31-2016	11.20	0.18	[7]	0.64	0.82	(0.17)	(0.54)	—	(0.71)	11.31	7.58		0.24		0.11		1.57	[7]	96	15
08-31-2015[10]	11.74	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.20	(4.60	) [8]	0.22		0.11	[9]	0.22	[7,9]	95	12	[11]
CLASS R1
02-28-2017[6]	11.20	0.14	[7]	0.63	0.77	(0.11)	(0.60)	—	(0.71)	11.26	7.22	[8]	0.90	[9]	0.75	[9]	2.57	[7,9]	1,722	22
08-31-2016	11.10	0.12	[7]	0.61	0.73	(0.09)	(0.54)	—	(0.63)	11.20	6.84		0.91		0.75		1.04	[7]	1,955	15
08-31-2015	12.23	0.07	[7]	(0.60)	(0.53)	(0.08)	(0.52)	—	(0.60)	11.10		(4.54)	1.01		0.75		0.59	[7]	2,083	12
08-31-2014	10.62	0.05		1.98	2.03	(0.07)	(0.35)	—	(0.42)	12.23	19.39		2.00		0.83		0.44		1,447	14
08-31-2013	9.86	0.06		1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89		1.80		0.84		0.54		1,163	15
08-31-2012	9.21	0.07		0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45		2.05		0.81		0.75		1,254	70
CLASS R2
02-28-2017[6]	11.27	0.15	[7]	0.63	0.78	(0.14)	(0.60)	—	(0.74)	11.31	7.26	[8]	0.65	[9]	0.50	[9]	2.67	[7,9]	882	22
08-31-2016	11.16	0.10	[7]	0.67	0.77	(0.12)	(0.54)	—	(0.66)	11.27	7.18		0.64		0.50		0.95	[7]	822	15
08-31-2015	12.30	0.11	[7]	(0.62)	(0.51)	(0.11)	(0.52)	—	(0.63)	11.16		(4.36)	1.36		0.50		0.94	[7]	464	12
08-31-2014	10.67	0.08		2.00	2.08	(0.10)	(0.35)	—	(0.45)	12.30	19.76		3.96		0.58		0.69		524	14
08-31-2013	9.90	0.05		1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22		11.95		0.59		0.50		293	15
08-31-2012[12]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.78	[9]	0.59	[9]	(0.15	) [8]	100	70	[13]
CLASS R3
02-28-2017[6]	11.22	0.14	[7]	0.63	0.77	(0.12)	(0.60)	—	(0.72)	11.27	7.23	[8]	0.80	[9]	0.65	[9]	2.49	[7,9]	1,540	22
08-31-2016	11.11	0.19	[7]	0.56	0.75	(0.10)	(0.54)	—	(0.64)	11.22	7.04		0.79		0.65		1.55	[7]	1,362	15
08-31-2015	12.25	0.10	[7]	(0.63)	(0.53)	(0.09)	(0.52)	—	(0.61)	11.11		(4.51)	0.90		0.65		0.81	[7]	2,070	12
08-31-2014	10.63	0.06		1.99	2.05	(0.08)	(0.35)	—	(0.43)	12.25	19.58		1.69		0.73		0.50		2,027	14
08-31-2013	9.87	0.05		1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99		1.90		0.74		0.53		1,332	15
08-31-2012	9.22	0.06		0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55		2.20		0.71		0.68		1,102	70
CLASS R4
02-28-2017[6]	11.27	0.15	[7]	0.65	0.80	(0.17)	(0.60)	—	(0.77)	11.30	7.45	[8]	0.49	[9]	0.25	[9]	2.72	[7,9]	708	22
08-31-2016	11.16	0.18	[7]	0.62	0.80	(0.15)	(0.54)	—	(0.69)	11.27	7.46		0.48		0.25		1.58	[7]	559	15
08-31-2015	12.30	0.17	[7]	(0.65)	(0.48)	(0.14)	(0.52)	—	(0.66)	11.16		(4.12)	0.73		0.25		1.39	[7]	629	12
08-31-2014	10.67	0.10		2.00	2.10	(0.12)	(0.35)	—	(0.47)	12.30	20.04		2.05		0.33		0.89		1,215	14
08-31-2013	9.90	0.10		1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50		2.41		0.34		0.92		812	15
08-31-2012	9.25	0.09		0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81		2.75		0.40		0.95		677	70
CLASS R5
02-28-2017[6]	11.32	0.17	[7]	0.64	0.81	(0.19)	(0.60)	—	(0.79)	11.34	7.53	[8]	0.20	[9]	0.05	[9]	2.97	[7,9]	2,011	22
08-31-2016	11.22	0.16	[7]	0.65	0.81	(0.17)	(0.54)	—	(0.71)	11.32	7.56		0.19		0.05		1.51	[7]	1,917	15
08-31-2015	12.36	0.17	[7]	(0.63)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.22		(3.90)	0.40		0.05		1.42	[7]	1,638	12
08-31-2014	10.72	0.12		2.01	2.13	(0.14)	(0.35)	—	(0.49)	12.36	20.27		1.36		0.13		1.01		1,399	14
08-31-2013	9.94	0.15		1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78		1.11		0.14		1.43		1,023	15
08-31-2012	9.28	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24		1.47		0.13		1.27		1,633	70
Class R6
02-28-2017[6]	11.31	0.15	[7]	0.66	0.81	(0.20)	(0.60)	—	(0.80)	11.32	7.50	[8]	0.15	[9]	—	[9]	2.71	[7,9]	3,112	22
08-31-2016	11.20	0.13	[7]	0.70	0.83	(0.18)	(0.54)	—	(0.72)	11.31	7.72		0.14		—		1.50	[7]	3,314	15
08-31-2015	12.35	0.16	[7]	(0.62)	(0.46)	(0.17)	(0.52)	—	(0.69)	11.20		(3.94)	0.39		—		1.36	[7]	1,781	12
08-31-2014	10.70	0.14		2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46		0.70		0.08		1.19		1,496	14
08-31-2013	9.93	0.09		1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72		1.22		0.09		0.87		1,885	15
08-31-2012[14]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25		16.83		0.09		1.35		107	70

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       50

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.31	0.17	[7]	0.64	0.81	(0.19)	(0.60)	—	(0.79)	11.33	7.54	[8]	0.18	[9]	0.05	[9]	3.01	[7,9]	662,580	22
08-31-2016	11.21	0.18	[7]	0.63	0.81	(0.17)	(0.54)	—	(0.71)	11.31	7.56		0.17		0.05		1.59	[7]	712,160	15
08-31-2015	12.35	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.21		(3.90)	0.15		0.05		1.49	[7]	705,106	12
08-31-2014	10.71	0.14		1.99	2.13	(0.14)	(0.35)	—	(0.49)	12.35	20.29		0.14		0.13		1.16		767,166	14
08-31-2013	9.93	0.12		1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78		0.14		0.14		1.14		632,322	15
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.14		1.25		528,261	70

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53% - 1.20%, 0.53%-1.23%, 0.52% - 1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.19%, 0.12% and 0.09%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       51

Financial highlights continued

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.35	0.15	[7]	0.64	0.79	(0.15)	(0.60)	—	(0.75)	11.39	7.33	[8]	0.56	[9]	0.42	[9]	2.66	[7,9]	92,528	22
08-31-2016	11.24	0.12	[7]	0.66	0.78	(0.13)	(0.54)	—	(0.67)	11.35	7.20		0.55		0.43		1.14	[7]	77,804	14
08-31-2015	12.36	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.24		(4.27)	0.54		0.44		1.05	[7]	55,527	12
08-31-2014	10.71	0.08		2.01	2.09	(0.10)	(0.34)	—	(0.44)	12.36	19.79		0.58		0.58		0.66		45,469	14
08-31-2013	9.89	0.07		1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13		0.64		0.59		0.63		30,120	14
08-31-2012	9.23	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71		0.73		0.60		0.75		18,146	69
CLASS I
02-28-2017[6]	11.41	0.17	[7]	0.65	0.82	(0.19)	(0.60)	—	(0.79)	11.44	7.53	[8]	0.25	[9]	0.11	[9]	3.03	[7,9]	97	22
08-31-2016	11.30	0.18	[7]	0.63	0.81	(0.16)	(0.54)	—	(0.70)	11.41	7.51		0.23		0.11		1.57	[7]	96	14
08-31-2015[10]	11.84	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.30	(4.56	) [8]	0.22	[9]	0.10	[9]	0.22	[7,9]	95	12	[11]
CLASS R1
02-28-2017[6]	11.31	0.13	[7]	0.65	0.78	(0.12)	(0.60)	—	(0.72)	11.37	7.19	[8]	0.90	[9]	0.75	[9]	2.34	[7,9]	2,761	22
08-31-2016	11.20	0.10	[7]	0.64	0.74	(0.09)	(0.54)	—	(0.63)	11.31	6.86		0.89		0.75		0.89	[7]	2,479	14
08-31-2015	12.33	0.09	[7]	(0.63)	(0.54)	(0.08)	(0.51)	—	(0.59)	11.20		(4.60)	1.00		0.75		0.75	[7]	2,308	12
08-31-2014	10.69	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.33	19.45		1.62		0.83		0.46		2,258	14
08-31-2013	9.86	0.05		1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00		1.58		0.84		0.51		1,985	14
08-31-2012	9.21	0.06		0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44		1.72		0.82		0.67		1,846	69
CLASS R2
02-28-2017[6]	11.37	0.15	[7]	0.65	0.80	(0.15)	(0.60)	—	(0.75)	11.42	7.33	[8]	0.65	[9]	0.50	[9]	2.66	[7,9]	791	22
08-31-2016	11.26	0.14	[7]	0.63	0.77	(0.12)	(0.54)	—	(0.66)	11.37	7.10		0.65		0.50		1.32	[7]	851	14
08-31-2015	12.38	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.26		(4.26)	0.88		0.50		1.09	[7]	501	12
08-31-2014	10.73	0.03		2.06	2.09	(0.10)	(0.34)	—	(0.44)	12.38	19.75		2.11		0.58		0.22		1,489	14
08-31-2013	9.90	0.05		1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21		9.52		0.59		0.51		312	14
08-31-2012[12]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.77	[9]	0.60	[9]	(0.15	) [8]	100	69	[13]
CLASS R3
02-28-2017[6]	11.30	0.14	[7]	0.64	0.78	(0.13)	(0.60)	—	(0.73)	11.35	7.21	[8]	0.80	[9]	0.65	[9]	2.48	[7,9]	2,002	22
08-31-2016	11.19	0.16	[7]	0.59	0.75	(0.10)	(0.54)	—	(0.64)	11.30	6.98		0.79		0.65		1.30	[7]	2,142	14
08-31-2015	12.32	0.10	[7]	(0.63)	(0.53)	(0.09)	(0.51)	—	(0.60)	11.19		(4.51)	0.87		0.65		0.86	[7]	2,763	12
08-31-2014	10.68	0.08		1.98	2.06	(0.08)	(0.34)	—	(0.42)	12.32	19.58		1.22		0.73		0.66		3,213	14
08-31-2013	9.86	0.05		1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01		1.23		0.74		0.51		3,235	14
08-31-2012	9.21	0.07		0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56		1.32		0.71		0.71		2,766	69
CLASS R4
02-28-2017[6]	11.36	0.16	[7]	0.64	0.80	(0.17)	(0.60)	—	(0.77)	11.39	7.42	[8]	0.50	[9]	0.25	[9]	2.87	[7,9]	1,366	22
08-31-2016	11.25	0.14	[7]	0.66	0.80	(0.15)	(0.54)	—	(0.69)	11.36	7.39		0.49		0.25		1.29	[7]	1,098	14
08-31-2015	12.38	0.21	[7]	(0.69)	(0.48)	(0.14)	(0.51)	—	(0.65)	11.25		(4.10)	0.73		0.25		1.73	[7]	888	12
08-31-2014	10.73	0.10		2.01	2.11	(0.12)	(0.34)	—	(0.46)	12.38	20.03		1.94		0.33		0.87		1,349	14
08-31-2013	9.90	0.09		1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51		2.71		0.34		0.84		763	14
08-31-2012	9.24	0.09		0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93		3.78		0.40		1.00		505	69
CLASS R5
02-28-2017[6]	11.42	0.16	[7]	0.66	0.82	(0.20)	(0.60)	—	(0.80)	11.44	7.51	[8]	0.20	[9]	0.05	[9]	2.81	[7,9]	1,207	22
08-31-2016	11.31	0.25	[7]	0.57	0.82	(0.17)	(0.54)	—	(0.71)	11.42	7.58		0.19		0.05		2.00	[7]	1,425	14
08-31-2015	12.44	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.31		(3.89)	0.29		0.05		1.48	[7]	2,411	12
08-31-2014	10.77	0.16		2.00	2.16	(0.15)	(0.34)	—	(0.49)	12.44	20.36		0.57		0.13		1.33		2,271	14
08-31-2013	9.94	0.11		1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67		0.51		0.14		1.03		4,126	14
08-31-2012	9.28	0.10		0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23		0.92		0.14		1.10		3,371	69
Class R6
02-28-2017[6]	11.41	0.15	[7]	0.66	0.81	(0.20)	(0.60)	—	(0.80)	11.42	7.48	[8]	0.15	[9]	—	[9]	2.69	[7,9]	3,177	22
08-31-2016	11.29	0.16	[7]	0.68	0.84	(0.18)	(0.54)	—	(0.72)	11.41	7.74		0.14		—		1.64	[7]	3,376	14
08-31-2015	12.42	0.15	[7]	(0.60)	(0.45)	(0.17)	(0.51)	—	(0.68)	11.29		(3.85)	0.41		—		1.29	[7]	1,762	12
08-31-2014	10.76	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34		0.70		0.08		1.16		1,232	14
08-31-2013	9.93	0.07		1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73		1.12		0.09		0.69		2,168	14
08-31-2012[14]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24		16.85		0.10		1.35		107	69

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       52

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.41	0.17	[7]	0.65	0.82	(0.20)	(0.60)	—	(0.80)	11.43	7.52	[8]	0.18	[9]	0.05	[9]	3.00	[7,9]	709,050	22
08-31-2016	11.30	0.18	[7]	0.64	0.82	(0.17)	(0.54)	—	(0.71)	11.41	7.59		0.17		0.05		1.58	[7]	753,738	14
08-31-2015	12.43	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.30		(3.89)	0.15		0.05		1.49	[7]	737,363	12
08-31-2014	10.77	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.43	20.27		0.14		0.13		1.16		796,874	14
08-31-2013	9.93	0.12		1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78		0.14		0.14		1.14		643,062	14
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.15		1.25		523,000	69

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54%-1.21%, 0.53%-1.20%, 0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.19%, 0.12% and 0.09%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       53

Financial highlights continued

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.40	0.15	[7]	0.63	0.78	(0.17)	(0.58)	—	(0.75)	11.43	7.08	[8]	0.55	[9]	0.42	[9]	2.74	[7,9]	104,165	24
08-31-2016	11.31	0.13	[7]	0.64	0.77	(0.13)	(0.55)	—	(0.68)	11.40	7.12		0.54		0.42		1.23	[7]	89,978	18
08-31-2015	12.42	0.13	[7]	(0.64)	(0.51)	(0.11)	(0.49)	—	(0.60)	11.31		(4.23)	0.54		0.44		1.08	[7]	66,902	12
08-31-2014	10.78	0.09		1.99	2.08	(0.10)	(0.34)	—	(0.44)	12.42	19.57		0.59		0.58		0.74		55,885	14
08-31-2013	9.92	0.07		1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04		0.63		0.59		0.66		37,108	15
08-31-2012	9.26	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69		0.70		0.59		0.74		23,816	70
CLASS I
02-28-2017[6]	11.47	0.17	[7]	0.62	0.79	(0.20)	(0.58)	—	(0.78)	11.48	7.19	[8]	0.24	[9]	0.11	[9]	3.05	[7,9]	99	24
08-31-2016	11.38	0.19	[7]	0.62	0.81	(0.17)	(0.55)	—	(0.72)	11.47	7.43		0.23		0.11		1.64	[7]	96	18
08-31-2015[10]	11.92	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.38	(4.53	) [8]	0.22	[9]	0.10	[9]	0.27	[7,9]	95	12	[11]
CLASS R1
02-28-2017[6]	11.36	0.13	[7]	0.62	0.75	(0.13)	(0.58)	—	(0.71)	11.40	6.85	[8]	0.89	[9]	0.75	[9]	2.34	[7,9]	4,753	24
08-31-2016	11.27	0.12	[7]	0.62	0.74	(0.10)	(0.55)	—	(0.65)	11.36	6.78		0.88		0.75		1.03	[7]	4,233	18
08-31-2015	12.39	0.09	[7]	(0.64)	(0.55)	(0.08)	(0.49)	—	(0.57)	11.27		(4.57)	0.94		0.75		0.73	[7]	4,451	12
08-31-2014	10.75	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.39	19.35		1.39		0.83		0.44		3,745	14
08-31-2013	9.90	0.06		1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68		1.46		0.84		0.61		2,400	15
08-31-2012	9.24	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54		1.51		0.81		0.66		2,475	70
CLASS R2
02-28-2017[6]	11.44	0.15	[7]	0.62	0.77	(0.16)	(0.58)	—	(0.74)	11.47	6.98	[8]	0.64	[9]	0.50	[9]	2.62	[7,9]	814	24
08-31-2016	11.34	0.14	[7]	0.64	0.78	(0.13)	(0.55)	—	(0.68)	11.44	7.11		0.63		0.50		1.23	[7]	639	18
08-31-2015	12.46	0.11	[7]	(0.63)	(0.52)	(0.11)	(0.49)	—	(0.60)	11.34		(4.30)	1.32		0.50		0.91	[7]	486	12
08-31-2014	10.81	0.09		2.00	2.09	(0.10)	(0.34)	—	(0.44)	12.46	19.61		5.07		0.58		0.72		605	14
08-31-2013	9.94	0.08		1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10		14.91		0.59		0.77		111	15
08-31-2012[12]	9.96		(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20	) [8]	16.77	[9]	0.59	[9]	(0.14	) [8]	100	70	[13]
CLASS R3
02-28-2017[6]	11.38	0.14	[7]	0.62	0.76	(0.14)	(0.58)	—	(0.72)	11.42	6.95	[8]	0.78	[9]	0.65	[9]	2.42	[7,9]	2,344	24
08-31-2016	11.29	0.13	[7]	0.62	0.75	(0.11)	(0.55)	—	(0.66)	11.38	6.88		0.77		0.65		1.16	[7]	2,144	18
08-31-2015	12.41	0.12	[7]	(0.65)	(0.53)	(0.10)	(0.49)	—	(0.59)	11.29		(4.47)	0.88		0.65		1.01	[7]	2,009	12
08-31-2014	10.77	0.07		1.99	2.06	(0.08)	(0.34)	—	(0.42)	12.41	19.42		1.37		0.73		0.57		2,831	14
08-31-2013	9.91	0.06		1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88		1.29		0.74		0.57		2,382	15
08-31-2012	9.25	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59		1.45		0.73		0.63		2,376	70
CLASS R4
02-28-2017[6]	11.46	0.16	[7]	0.62	0.78	(0.19)	(0.58)	—	(0.77)	11.47	7.06	[8]	0.48	[9]	0.25	[9]	2.87	[7,9]	833	24
08-31-2016	11.36	0.18	[7]	0.63	0.81	(0.16)	(0.55)	—	(0.71)	11.46	7.38		0.47		0.25		1.55	[7]	736	18
08-31-2015	12.48	0.16	[7]	(0.65)	(0.49)	(0.14)	(0.49)	—	(0.63)	11.36		(4.06)	0.65		0.25		1.35	[7]	758	12
08-31-2014	10.83	0.12		2.00	2.12	(0.13)	(0.34)	—	(0.47)	12.48	19.85		1.57		0.33		0.98		1,536	14
08-31-2013	9.96	0.10		1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36		1.78		0.34		0.93		1,145	15
08-31-2012	9.30	0.10		0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89		1.82		0.40		1.02		1,146	70
CLASS R5
02-28-2017[6]	11.48	0.17	[7]	0.62	0.79	(0.21)	(0.58)	—	(0.79)	11.48	7.17	[8]	0.19	[9]	0.05	[9]	3.08	[7,9]	1,336	24
08-31-2016	11.38	0.18	[7]	0.65	0.83	(0.18)	(0.55)	—	(0.73)	11.48	7.60		0.18		0.05		1.53	[7]	1,153	18
08-31-2015	12.50	0.18	[7]	(0.64)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.38		0.05		1.50	[7]	1,358	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		1.14		0.13		1.33		1,271	14
08-31-2013	9.97	0.17		1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.68		0.14		1.61		1,411	15
08-31-2012	9.31	0.09		0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		1.09		0.13		0.97		3,543	70
Class R6
02-28-2017[6]	11.47	0.17	[7]	0.62	0.79	(0.21)	(0.58)	—	(0.79)	11.47	7.23	[8]	0.14	[9]	—	[9]	3.00	[7,9]	4,465	24
08-31-2016	11.38	0.10	[7]	0.73	0.83	(0.19)	(0.55)	—	(0.74)	11.47	7.56		0.13		0.01		1.39	[7]	4,037	18
08-31-2015	12.50	0.20	[7]	(0.66)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.81)	0.51		—		1.63	[7]	924	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20		0.51		0.08		1.37		1,178	14
08-31-2013	9.97	0.07		1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62		0.71		0.09		0.71		3,720	15
08-31-2012[14]	9.31	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		16.85		0.09		1.36		107	70

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       54

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.47	0.17	[7]	0.63	0.80	(0.21)	(0.58)	—	(0.79)	11.48	7.26	[8]	0.17	[9]	0.05	[9]	3.05	[7,9]	913,940	24
08-31-2016	11.38	0.19	[7]	0.63	0.82	(0.18)	(0.55)	—	(0.73)	11.47	7.50		0.17		0.05		1.65	[7]	962,950	18
08-31-2015	12.50	0.19	[7]	(0.65)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.15		0.05		1.54	[7]	959,123	12
08-31-2014	10.84	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		0.14		0.13		1.19		1,038,396	14
08-31-2013	9.97	0.12		1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.14		0.14		1.17		828,194	15
08-31-2012	9.31	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17		0.14		0.14		1.26		676,119	70

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54%-1.21%, 0.53%-1.20% 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01, and $0.01 per share and 0.20%, 0.12%, and 0.10% for periods ended 2-28-17, 8-31-16 and 8-31-15 respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       55

Financial highlights continued

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.17	0.15	[7]	0.54	0.69	(0.18)	(0.54)	—	(0.72)	11.14	6.48	[8]	0.54	[9]	0.42	[9]	2.81	[7,9]	136,865	24
08-31-2016	11.10	0.15	[7]	0.59	0.74	(0.16)	(0.51)	—	(0.67)	11.17	6.99		0.54		0.43		1.46	[7]	116,337	18
08-31-2015	12.19	0.15	[7]	(0.62)	(0.47)	(0.13)	(0.49)	—	(0.62)	11.10		(3.98)	0.53		0.44		1.31	[7]	85,386	14
08-31-2014	10.65	0.10		1.87	1.97	(0.12)	(0.31)	—	(0.43)	12.19	18.80		0.59		0.58		0.90		73,551	15
08-31-2013	9.85	0.09		1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11		0.61		0.58		0.86		49,497	15
08-31-2012	9.21	0.10		0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66		0.68		0.59		1.02		32,160	69
CLASS I
02-28-2017[6]	11.16	0.17	[7]	0.53	0.70	(0.21)	(0.54)	—	(0.75)	11.11	6.63	[8]	0.23	[9]	0.11	[9]	3.08	[7,9]	300	24
08-31-2016	11.08	0.11	[7]	0.68	0.79	(0.20)	(0.51)	—	(0.71)	11.16	7.43		0.23		0.10		1.53	[7]	288	18
08-31-2015[10]	11.58	0.03	[7]	(0.53)	(0.50)	—	—	—	—	11.08	(4.32	) [8]	0.21		0.10	[9]	0.50	[7,9]	96	14	[11]
CLASS R1
02-28-2017[6]	11.11	0.13	[7]	0.53	0.66	(0.14)	(0.54)	—	(0.68)	11.09	6.26	[8]	0.86	[9]	0.74	[9]	2.37	[7,9]	4,091	24
08-31-2016	11.04	0.10	[7]	0.61	0.71	(0.13)	(0.51)	—	(0.64)	11.11	6.65		0.86		0.75		1.02	[7]	4,118	18
08-31-2015	12.13	0.13	[7]	(0.63)	(0.50)	(0.10)	(0.49)	—	(0.59)	11.04		(4.24)	0.95		0.75		1.09	[7]	2,915	14
08-31-2014	10.61	0.08		1.84	1.92	(0.09)	(0.31)	—	(0.40)	12.13	18.40		1.31		0.83		0.68		3,685	15
08-31-2013	9.81	0.08		1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88		1.32		0.83		0.74		2,908	15
08-31-2012	9.17	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53		1.44		0.81		0.83		2,742	69
CLASS R2
02-28-2017[6]	11.11	0.15	[7]	0.53	0.68	(0.17)	(0.54)	—	(0.71)	11.08	6.44	[8]	0.63	[9]	0.50	[9]	2.76	[7,9]	2,195	24
08-31-2016	11.04	0.10	[7]	0.64	0.74	(0.16)	(0.51)	—	(0.67)	11.11	6.93		0.63		0.50		1.14	[7]	1,988	18
08-31-2015	12.14	0.15	[7]	(0.63)	(0.48)	(0.13)	(0.49)	—	(0.62)	11.04		(4.08)	0.95		0.50		1.29	[7]	845	14
08-31-2014	10.61	0.10		1.86	1.96	(0.12)	(0.31)	—	(0.43)	12.14	18.78		2.21		0.58		0.86		1,156	15
08-31-2013	9.82	0.04		1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04		5.79		0.58		0.37		567	15
08-31-2012[12]	9.80	—	[13]	0.02	0.02	—	—	—	—	9.82	0.20	[8]	16.01	[9]	0.59	[9]	(0.01	) [8]	100	69	[14]
CLASS R3
02-28-2017[6]	11.12	0.14	[7]	0.54	0.68	(0.16)	(0.54)	—	(0.70)	11.10	6.36	[8]	0.78	[9]	0.65	[9]	2.61	[7,9]	2,793	24
08-31-2016	11.05	0.17	[7]	0.55	0.72	(0.14)	(0.51)	—	(0.65)	11.12	6.76		0.78		0.65		1.47	[7]	1,822	18
08-31-2015	12.15	0.14	[7]	(0.63)	(0.49)	(0.12)	(0.49)	—	(0.61)	11.05		(4.22)	0.86		0.65		1.20	[7]	2,210	14
08-31-2014	10.62	0.09		1.85	1.94	(0.10)	(0.31)	—	(0.41)	12.15	18.59		1.18		0.73		0.82		3,604	15
08-31-2013	9.82	0.08		1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98		1.20		0.73		0.79		3,397	15
08-31-2012	9.18	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58		1.28		0.72		0.88		3,146	69
CLASS R4
02-28-2017[6]	11.14	0.16	[7]	0.53	0.69	(0.20)	(0.54)	—	(0.74)	11.09	6.50	[8]	0.48	[9]	0.25	[9]	2.99	[7,9]	1,137	24
08-31-2016	11.07	0.19	[7]	0.57	0.76	(0.18)	(0.51)	—	(0.69)	11.14	7.20		0.48		0.25		1.72	[7]	995	18
08-31-2015	12.16	0.20	[7]	(0.64)	(0.44)	(0.16)	(0.49)	—	(0.65)	11.07		(3.75)	0.71		0.25		1.71	[7]	949	14
08-31-2014	10.63	0.13		1.86	1.99	(0.15)	(0.31)	—	(0.46)	12.16	19.02		1.89		0.33		1.11		1,252	15
08-31-2013	9.83	0.11		1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42		2.72		0.33		1.09		747	15
08-31-2012	9.19	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91		2.36		0.40		1.31		498	69
CLASS R5
02-28-2017[6]	11.16	0.17	[7]	0.53	0.70	(0.22)	(0.54)	—	(0.76)	11.10	6.62	[8]	0.18	[9]	0.05	[9]	3.15	[7,9]	2,360	24
08-31-2016	11.09	0.25	[7]	0.54	0.79	(0.21)	(0.51)	—	(0.72)	11.16	7.41		0.18		0.05		2.21	[7]	1,775	18
08-31-2015	12.19	0.20	[7]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.63)	0.28		0.05		1.74	[7]	2,356	14
08-31-2014	10.65	0.18		1.84	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.43		0.13		1.54		2,577	15
08-31-2013	9.85	0.15		1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62		0.36		0.13		1.43		5,557	15
08-31-2012	9.21	0.11		0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24		0.58		0.13		1.18		6,777	69
Class R6
02-28-2017[6]	11.16	0.16	[7]	0.55	0.71	(0.23)	(0.54)	—	(0.77)	11.10	6.67	[8]	0.14	[9]	—	[9]	2.96	[7,9]	4,827	24
08-31-2016	11.09	0.16	[7]	0.63	0.79	(0.21)	(0.51)	—	(0.72)	11.16	7.47		0.13		—		1.81	[7]	4,806	18
08-31-2015	12.19	0.22	[7]	(0.64)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.58)	0.31		—		1.87	[7]	2,028	14
08-31-2014	10.64	0.17		1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47		0.32		0.08		1.44		2,554	15
08-31-2013	9.85	0.07		1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57		0.48		0.08		0.66		6,446	15
08-31-2012[15]	9.20	0.15		0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36		16.91		0.09		1.60		107	69

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       56

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.16	0.17	[7]	0.54	0.71	(0.22)	(0.54)	—	(0.76)	11.11	6.70	[8]	0.17	[9]	0.05	[9]	3.12	[7,9]	1,090,893	24
08-31-2016	11.09	0.21	[7]	0.58	0.79	(0.21)	(0.51)	—	(0.72)	11.16	7.41		0.16		0.05		1.89	[7]	1,158,836	18
08-31-2015	12.19	0.20	[7]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.63)	0.15		0.05		1.73	[7]	1,144,249	14
08-31-2014	10.65	0.16		1.86	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.14		0.13		1.39		1,246,619	15
08-31-2013	9.85	0.14		1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58		0.13		0.13		1.37		1,013,152	15
08-31-2012	9.20	0.14		0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30		0.14		0.14		1.50		855,802	69

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53% - 1.20%, 0.53%-1.23%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.20%, 0.13% and 0.10%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $0.005 per share.
14	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
15	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       57

Financial highlights continued

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	11.07	0.16	[7]	0.44	0.60	(0.21)	(0.52)	—	(0.73)	10.94	5.65	[8]	0.54	[9]	0.42	[9]	2.94	[7,9]	134,663	22
08-31-2016	11.01	0.19	[7]	0.54	0.73	(0.20)	(0.47)	—	(0.67)	11.07	6.91		0.54		0.43		1.76	[7]	110,938	21
08-31-2015	12.04	0.18	[7]	(0.59)	(0.41)	(0.16)	(0.46)	—	(0.62)	11.01		(3.59)	0.53		0.44		1.59	[7]	88,278	15
08-31-2014	10.65	0.14		1.68	1.82	(0.14)	(0.29)	—	(0.43)	12.04	17.38		0.58		0.58		1.18		74,977	15
08-31-2013	9.91	0.12		1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71		0.60		0.58		1.18		54,244	17
08-31-2012	9.27	0.13		0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93		0.67		0.59		1.36		38,080	66
CLASS I
02-28-2017[6]	11.04	0.18	[7]	0.43	0.61	(0.24)	(0.52)	—	(0.76)	10.89	5.81	[8]	0.23	[9]	0.11	[9]	3.30	[7,9]	141	22
08-31-2016	10.98	0.24	[7]	0.52	0.76	(0.23)	(0.47)	—	(0.70)	11.04	7.26		0.22		0.11		2.16		97	21
08-31-2015[10]	11.42	0.04	[7]	(0.48)	(0.44)	—	—	—	—	10.98	(3.85	) [8]	0.21		0.10	[9]	0.83	[7,9]	96	15	[11]
CLASS R1
02-28-2017[6]	11.01	0.14	[7]	0.43	0.57	(0.17)	(0.52)	—	(0.69)	10.89	5.43	[8]	0.88	[9]	0.75	[9]	2.58	[7,9]	4,146	22
08-31-2016	10.94	0.20	[7]	0.50	0.70	(0.16)	(0.47)	—	(0.63)	11.01	6.67		0.88		0.75		1.66	[7]	3,999	21
08-31-2015	11.98	0.14	[7]	(0.59)	(0.45)	(0.13)	(0.46)	—	(0.59)	10.94		(3.94)	0.92		0.75		1.19	[7]	5,346	15
08-31-2014	10.60	0.11		1.67	1.78	(0.11)	(0.29)	—	(0.40)	11.98	17.09		1.30		0.83		0.93		4,313	15
08-31-2013	9.87	0.10		1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38		1.30		0.83		0.99		2,928	17
08-31-2012	9.23	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80		1.41		0.81		1.26		2,646	66
CLASS R2
02-28-2017[6]	11.01	0.15	[7]	0.44	0.59	(0.20)	(0.52)	—	(0.72)	10.88	5.60	[8]	0.62	[9]	0.50	[9]	2.82	[7,9]	1,474	22
08-31-2016	10.95	0.15	[7]	0.57	0.72	(0.19)	(0.47)	—	(0.66)	11.01	6.85		0.60		0.49		1.51	[7]	1,324	21
08-31-2015	11.99	0.18	[7]	(0.60)	(0.42)	(0.16)	(0.46)	—	(0.62)	10.95		(3.70)	1.02		0.50		1.56	[7]	770	15
08-31-2014	10.60	0.12		1.70	1.82	(0.14)	(0.29)	—	(0.43)	11.99	17.46		2.75		0.58		1.05		912	15
08-31-2013	9.87	0.10		1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64		7.20		0.58		1.00		438	17
08-31-2012[12]	9.81	0.02		0.04	0.06	—	—	—	—	9.87	0.61		17.38	[9]	0.59	[9]	0.29	[8]	101	66	[13]
CLASS R3
02-28-2017[6]	11.02	0.15	[7]	0.42	0.57	(0.18)	(0.52)	—	(0.70)	10.89	5.44	[8]	0.78	[9]	0.65	[9]	2.68	[7,9]	3,985	22
08-31-2016	10.95	0.18	[7]	0.53	0.71	(0.17)	(0.47)	—	(0.64)	11.02	6.78		0.77		0.65		1.67	[7]	4,464	21
08-31-2015	12.00	0.18	[7]	(0.63)	(0.45)	(0.14)	(0.46)	—	(0.60)	10.95		(3.92)	0.83		0.65		1.52	[7]	3,676	15
08-31-2014	10.61	0.12		1.68	1.80	(0.12)	(0.29)	—	(0.41)	12.00	17.28		1.11		0.73		1.04		4,784	15
08-31-2013	9.88	0.11		1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47		1.14		0.73		1.04		3,710	17
08-31-2012	9.24	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84		1.21		0.72		1.27		3,650	66
CLASS R4
02-28-2017[6]	11.05	0.17	[7]	0.44	0.61	(0.23)	(0.52)	—	(0.75)	10.91	5.76	[8]	0.47	[9]	0.25	[9]	3.14	[7,9]	638	22
08-31-2016	10.99	0.22	[7]	0.53	0.75	(0.22)	(0.47)	—	(0.69)	11.05	7.11		0.47		0.25		2.00	[7]	418	21
08-31-2015	12.03	0.22	[7]	(0.61)	(0.39)	(0.19)	(0.46)	—	(0.65)	10.99		(3.43)	0.67		0.25		1.91	[7]	397	15
08-31-2014	10.63	0.18		1.68	1.86	(0.17)	(0.29)	—	(0.46)	12.03	17.78		1.51		0.33		1.58		1,388	15
08-31-2013	9.90	0.16		1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89		1.40		0.33		1.52		1,408	17
08-31-2012	9.26	0.14		0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17		1.64		0.39		1.46		1,416	66
CLASS R5
02-28-2017[6]	11.05	0.19	[7]	0.43	0.62	(0.25)	(0.52)	—	(0.77)	10.90	5.88	[8]	0.18	[9]	0.05	[9]	3.46	[7,9]	1,764	22
08-31-2016	10.99	0.23	[7]	0.54	0.77	(0.24)	(0.47)	—	(0.71)	11.05	7.34		0.18		0.05		2.06	[7]	1,926	21
08-31-2015	12.03	0.23	[7]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99		(3.24)	0.31		0.05		1.96	[7]	2,114	15
08-31-2014	10.63	0.21		1.67	1.88	(0.19)	(0.29)	—	(0.48)	12.03	18.01		0.85		0.13		1.82		1,733	15
08-31-2013	9.90	0.23		1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11		0.40		0.13		2.21		2,099	17
08-31-2012	9.26	0.16		0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		0.50		0.12		1.66		8,683	66
Class R6
02-28-2017[6]	11.04	0.16	[7]	0.46	0.62	(0.25)	(0.52)	—	(0.77)	10.89	5.94	[8]	0.13	[9]	—	[9]	2.90	[7,9]	4,744	22
08-31-2016	10.98	0.20	[7]	0.57	0.77	(0.24)	(0.47)	—	(0.71)	11.04	7.40		0.13		—		2.04	[7]	3,830	21
08-31-2015	12.02	0.25	[7]	(0.61)	(0.36)	(0.22)	(0.46)	—	(0.68)	10.98		(3.20)	0.50		—		2.13	[7]	1,007	15
08-31-2014	10.63	0.21		1.66	1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97		0.29		0.08		1.84		1,067	15
08-31-2013	9.90	0.09		1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16		0.43		0.08		0.88		9,211	17
08-31-2012[14]	9.26	0.18		0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		18.84		0.09		1.95		107	66

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       58

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	11.05	0.18	[7]	0.44	0.62	(0.25)	(0.52)	—	(0.77)	10.90	5.88	[8]	0.17	[9]	0.05	[9]	3.24	[7,9]	1,175,004	22
08-31-2016	10.99	0.24	[7]	0.53	0.77	(0.24)	(0.47)	—	(0.71)	11.05	7.34		0.16		0.05		2.20	[7]	1,278,028	21
08-31-2015	12.03	0.23	[7]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99		(3.24)	0.15		0.05		2.02	[7]	1,308,200	15
08-31-2014	10.64	0.19		1.68	1.87	(0.19)	(0.29)	—	(0.48)	12.03	17.89		0.13		0.13		1.65		1,393,300	15
08-31-2013	9.90	0.17		1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21		0.13		0.13		1.65		1,147,492	17
08-31-2012	9.26	0.17		0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46		0.14		0.14		1.84		992,393	66

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53% - 1.20%, 0.53% - 1.23%, 0.52%-1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-29-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.01 and $0.01 per share and 0.20%, 0.13% and 0.10% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       59

Financial highlights continued

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	10.64	0.16	[7]	0.32	0.48	(0.23)	(0.52)	—	(0.75)	10.37	4.76	[8]	0.54	[9]	0.42	[9]	3.04	[7,9]	123,271	20
08-31-2016	10.69	0.21	[7]	0.47	0.68	(0.23)	(0.50)	—	(0.73)	10.64	6.72		0.54		0.43		2.07	[7]	112,709	20
08-31-2015	11.69	0.22	[7]	(0.60)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.69		(3.38)	0.54		0.44		1.96	[7]	85,398	18
08-31-2014	10.53	0.16		1.47	1.63	(0.18)	(0.29)	—	(0.47)	11.69	15.79		0.59		0.58		1.46		77,843	17
08-31-2013	10.00	0.16		0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71		0.60		0.58		1.50		52,733	18
08-31-2012	9.39	0.17		0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03		0.67		0.59		1.78		37,860	63
CLASS I
02-28-2017[6]	10.65	0.17	[7]	0.32	0.49	(0.26)	(0.52)	—	(0.78)	10.36	4.89	[8]	0.23	[9]	0.11	[9]	3.26	[7,9]	133	20
08-31-2016	10.69	0.26	[7]	0.46	0.72	(0.26)	(0.50)	—	(0.76)	10.65	7.16		0.23		0.11		2.47	[7]	99	20
08-31-2015[10]	11.07	0.06	[7]	(0.44)	(0.38)	—	—	—	—	10.69	(3.43	) [8]	0.22		0.10	[9]	1.17	[7,9]	97	18	[11]
CLASS R1
02-28-2017[6]	10.59	0.13	[7]	0.34	0.47	(0.19)	(0.52)	—	(0.71)	10.34	4.63	[8]	0.89	[9]	0.75	[9]	2.58	[7,9]	4,367	20
08-31-2016	10.64	0.19	[7]	0.45	0.64	(0.19)	(0.50)	—	(0.69)	10.59	6.38		0.88		0.75		1.79	[7]	3,091	20
08-31-2015	11.64	0.19	[7]	(0.59)	(0.40)	(0.17)	(0.43)	—	(0.60)	10.64		(3.65)	0.93		0.74		1.66	[7]	3,098	18
08-31-2014	10.50	0.14		1.44	1.58	(0.15)	(0.29)	—	(0.44)	11.64	15.36		1.32		0.83		1.23		3,553	17
08-31-2013	9.97	0.14		0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48		1.33		0.83		1.34		2,973	18
08-31-2012	9.37	0.15		0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77		1.39		0.81		1.59		2,704	63
CLASS R2
02-28-2017[6]	10.60	0.16	[7]	0.31	0.47	(0.22)	(0.52)	—	(0.74)	10.33	4.69	[8]	0.62	[9]	0.50	[9]	3.02	[7,9]	1,407	20
08-31-2016	10.65	0.18	[7]	0.49	0.67	(0.22)	(0.50)	—	(0.72)	10.60	6.66		0.62		0.50		1.84	[7]	1,370	20
08-31-2015	11.65	0.21	[7]	(0.59)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.65		(3.40)	0.91		0.49		1.87	[7]	1,105	18
08-31-2014	10.50	0.15		1.47	1.62	(0.18)	(0.29)	—	(0.47)	11.65	15.73		2.24		0.58		1.33		1,233	17
08-31-2013	9.98	0.10		0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62		5.81		0.58		0.93		640	18
08-31-2012[12]	9.86	0.04		0.08	0.12	—	—	—	—	9.98	1.22	[8]	16.59	[9]	0.59	[9]	0.37	[8]	101	63	[13]
CLASS R3
02-28-2017[6]	10.61	0.15	[7]	0.30	0.45	(0.20)	(0.52)	—	(0.72)	10.34	4.53	[8]	0.79	[9]	0.65	[9]	2.97	[7,9]	2,422	20
08-31-2016	10.65	0.22	[7]	0.44	0.66	(0.20)	(0.50)	—	(0.70)	10.61	6.59		0.78		0.65		1.99	[7]	3,009	20
08-31-2015	11.66	0.20	[7]	(0.60)	(0.40)	(0.18)	(0.43)	—	(0.61)	10.65		(3.63)	0.83		0.65		1.81	[7]	3,419	18
08-31-2014	10.51	0.16		1.45	1.61	(0.17)	(0.29)	—	(0.46)	11.66	15.56		1.12		0.73		1.42		4,269	17
08-31-2013	9.98	0.15		0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57		1.07		0.73		1.40		4,378	18
08-31-2012	9.38	0.15		0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82		1.14		0.72		1.62		4,493	63
CLASS R4
02-28-2017[6]	10.61	0.17	[7]	0.31	0.48	(0.25)	(0.52)	—	(0.77)	10.32	4.76	[8]	0.48	[9]	0.25	[9]	3.21	[7,9]	696	20
08-31-2016	10.66	0.27	[7]	0.43	0.70	(0.25)	(0.50)	—	(0.75)	10.61	6.94		0.48		0.25		2.52	[7]	870	20
08-31-2015	11.66	0.27	[7]	(0.62)	(0.35)	(0.22)	(0.43)	—	(0.65)	10.66		(3.15)	0.72		0.25		2.41	[7]	1,064	18
08-31-2014	10.51	0.20		1.45	1.65	(0.21)	(0.29)	—	(0.50)	11.66	16.00		2.00		0.33		1.80		1,151	17
08-31-2013	9.99	0.18		0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89		2.25		0.33		1.74		891	18
08-31-2012	9.38	0.19		0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27		2.34		0.40		2.01		797	63
CLASS R5
02-28-2017[6]	10.64	0.18	[7]	0.32	0.50	(0.27)	(0.52)	—	(0.79)	10.35	4.96	[8]	0.19	[9]	0.05	[9]	3.42	[7,9]	4,485	20
08-31-2016	10.69	0.27	[7]	0.45	0.72	(0.27)	(0.50)	—	(0.77)	10.64	7.14		0.18		0.05		2.60	[7]	4,130	20
08-31-2015	11.70	0.26	[7]	(0.59)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69		(3.03)	0.23		0.05		2.35	[7]	4,494	18
08-31-2014	10.55	0.24		1.43	1.67	(0.23)	(0.29)	—	(0.52)	11.70	16.16		0.40		0.13		2.10		3,896	17
08-31-2013	10.02	0.22		0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19		0.31		0.13		2.12		6,515	18
08-31-2012	9.41	0.19		0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58		0.44		0.13		1.97		10,120	63
Class R6
02-28-2017[6]	10.63	0.19	[7]	0.31	0.50	(0.28)	(0.52)	—	(0.80)	10.33	4.92	[8]	0.14	[9]	—	[9]	3.58	[7,9]	4,610	20
08-31-2016	10.69	0.25	[7]	0.47	0.72	(0.28)	(0.50)	—	(0.78)	10.63	7.11		0.13		—		2.70	[7]	3,713	20
08-31-2015	11.69	0.28	[7]	(0.60)	(0.32)	(0.25)	(0.43)	—	(0.68)	10.69		(2.90)	0.32		—		2.52	[7]	2,285	18
08-31-2014	10.53	0.23		1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35		0.30		0.08		2.06		1,745	17
08-31-2013	10.01	0.11		0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14		0.46		0.08		1.11		7,360	18
08-31-2012[14]	9.40	0.23		0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59		16.95		0.09		2.38		106	63

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       60

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	10.64	0.18	[7]	0.32	0.50	(0.27)	(0.52)	—	(0.79)	10.35	4.96	[8]	0.17	[9]	0.05	[9]	3.41	[7,9]	866,628	20
08-31-2016	10.69	0.27	[7]	0.45	0.72	(0.27)	(0.50)	—	(0.77)	10.64	7.14		0.17		0.05		2.52	[7]	955,449	20
08-31-2015	11.70	0.27	[7]	(0.60)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69		(3.03)	0.15		0.05		2.39	[7]	1,032,205	18
08-31-2014	10.54	0.22		1.46	1.68	(0.23)	(0.29)	—	(0.52)	11.70	16.27		0.14		0.13		1.95		1,158,072	17
08-31-2013	10.01	0.21		0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18		0.13		0.13		2.00		1,004,587	18
08-31-2012	9.40	0.22		0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53		0.14		0.14		2.27		909,856	63

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54% - 1.21%, 0.53% - 1.20%, 0.53%-1.23%, 0.53%-1.26%, 0.50%-1.29% and 0.51%-1.47% the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02 and $0.01 per share and 0.22%, 0.14% and 0.12%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       61

Financial highlights continued

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	10.02	0.15	[7]	0.20	0.35	(0.24)	(0.47)	—	(0.71)	9.66	3.76	[8]	0.56	[9]	0.42	[9]	3.18	[7,9]	82,221	22
08-31-2016	10.25	0.22	[7]	0.41	0.63	(0.25)	(0.61)	—	(0.86)	10.02	6.63		0.56		0.43		2.32	[7]	73,985	19
08-31-2015	11.35	0.24	[7]	(0.58)	(0.34)	(0.23)	(0.53)	—	(0.76)	10.25		(3.13)	0.55		0.44		2.26	[7]	62,597	16
08-31-2014	10.43	0.19		1.23	1.42	(0.21)	(0.29)	—	(0.50)	11.35	13.93		0.59		0.58		1.74		61,465	20
08-31-2013	9.96	0.19		0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78		0.61		0.59		1.80		43,192	20
08-31-2012	9.39	0.21		0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11		0.68		0.59		2.16		31,143	59
CLASS I
02-28-2017[6]	10.02	0.17	[7]	0.21	0.38	(0.28)	(0.47)	—	(0.75)	9.65	3.99	[8]	0.25	[9]	0.11	[9]	3.49	[7,9]	111	22
08-31-2016	10.25	0.27	[7]	0.39	0.66	(0.28)	(0.61)	—	(0.89)	10.02	6.98		0.24		0.11		2.74	[7]	95	19
08-31-2015[10]	10.58	0.06	[7]	(0.39)	(0.33)	—	—	—	—	10.25	(3.12	) [8]	0.23	[9]	0.10	[9]	1.40	[7,9]	97	16	[11]
CLASS R1
02-28-2017[6]	9.98	0.14	[7]	0.19	0.33	(0.21)	(0.47)	—	(0.68)	9.63	3.54	[8]	0.91	[9]	0.75	[9]	2.83	[7,9]	2,334	22
08-31-2016	10.21	0.20	[7]	0.40	0.60	(0.22)	(0.61)	—	(0.83)	9.98	6.29		0.90		0.75		2.05	[7]	2,200	19
08-31-2015	11.32	0.19	[7]	(0.57)	(0.38)	(0.20)	(0.53)	—	(0.73)	10.21		(3.48)	1.07		0.75		1.82	[7]	2,238	16
08-31-2014	10.40	0.18		1.22	1.40	(0.19)	(0.29)	—	(0.48)	11.32	13.69		2.09		0.83		1.63		1,184	20
08-31-2013	9.93	0.17		0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53		1.86		0.84		1.69		1,276	20
08-31-2012	9.37	0.22		0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85		1.83		0.81		2.32		1,330	59
CLASS R2
02-28-2017[6]	9.98	0.15	[7]	0.20	0.35	(0.24)	(0.47)	—	(0.71)	9.62	3.70	[8]	0.66	[9]	0.50	[9]	3.04	[7,9]	164	22
08-31-2016	10.22	0.23	[7]	0.39	0.62	(0.25)	(0.61)	—	(0.86)	9.98	6.54		0.65		0.50		2.17	[7]	158	19
08-31-2015	11.33	0.25	[7]	(0.60)	(0.35)	(0.23)	(0.53)	—	(0.76)	10.22		(3.23)	1.81		0.50		2.33	[7]	143	16
08-31-2014	10.41	0.18		1.24	1.42	(0.21)	(0.29)	—	(0.50)	11.33	13.96		5.76		0.58		1.62		366	20
08-31-2013	9.94	0.16		0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79		10.80		0.59		1.53		194	20
08-31-2012[12]	9.76	0.05		0.13	0.18	—	—	—	—	9.94	1.84	[8]	16.51	[9]	0.59	[9]	0.56	[9]	102	59	[13]
CLASS R3
02-28-2017[6]	9.98	0.15	[7]	0.20	0.35	(0.22)	(0.47)	—	(0.69)	9.64	3.75	[8]	0.81	[9]	0.65	[9]	3.01	[7,9]	5,242	22
08-31-2016	10.21	0.23	[7]	0.38	0.61	(0.23)	(0.61)	—	(0.84)	9.98	6.40		0.80		0.65		2.25	[7]	5,620	19
08-31-2015	11.32	0.22	[7]	(0.59)	(0.37)	(0.21)	(0.53)	—	(0.74)	10.21		(3.38)	0.82		0.65		2.04	[7]	6,405	16
08-31-2014	10.41	0.18		1.22	1.40	(0.20)	(0.29)	—	(0.49)	11.32	13.69		1.03		0.73		1.62		6,277	20
08-31-2013	9.93	0.18		0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75		1.03		0.74		1.73		5,628	20
08-31-2012	9.37	0.20		0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91		1.08		0.73		2.14		5,485	59
CLASS R4
02-28-2017[6]	10.00	0.17	[7]	0.19	0.36	(0.26)	(0.47)	—	(0.73)	9.63	3.86	[8]	0.50	[9]	0.25	[9]	3.39	[7,9]	94	22
08-31-2016	10.23	0.26	[7]	0.39	0.65	(0.27)	(0.61)	—	(0.88)	10.00	6.85		0.49		0.25		2.63	[7]	109	19
08-31-2015	11.34	0.26	[7]	(0.58)	(0.32)	(0.26)	(0.53)	—	(0.79)	10.23		(2.98)	1.51		0.25		2.43	[7]	182	16
08-31-2014	10.43	0.22		1.22	1.44	(0.24)	(0.29)	—	(0.53)	11.34	14.11		6.96		0.33		2.03		251	20
08-31-2013	9.95	0.18		0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16		13.15		0.34		1.78		160	20
08-31-2012	9.38	0.24		0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34		10.46		0.41		2.51		68	59
CLASS R5
02-28-2017[6]	10.02	0.17	[7]	0.21	0.38	(0.28)	(0.47)	—	(0.75)	9.65	4.06	[8]	0.21	[9]	0.05	[9]	3.50	[7,9]	1,217	22
08-31-2016	10.26	0.30	[7]	0.36	0.66	(0.29)	(0.61)	—	(0.90)	10.02	6.96		0.20		0.05		2.78	[7]	1,442	19
08-31-2015	11.37	0.28	[7]	(0.58)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26		(2.77)	0.36		0.05		2.62	[7]	1,767	16
08-31-2014	10.45	0.26		1.21	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		1.13		0.13		2.41		1,360	20
08-31-2013	9.97	0.29		0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.54		0.14		2.76		1,662	20
08-31-2012	9.41	0.21		0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55		0.76		0.13		2.22		5,380	59
Class R6
02-28-2017[6]	10.03	0.17	[7]	0.21	0.38	(0.29)	(0.47)	—	(0.76)	9.65	4.01	[8]	0.16	[9]	—	[9]	3.56	[7,9]	1,800	22
08-31-2016	10.26	0.26	[7]	0.41	0.67	(0.29)	(0.61)	—	(0.90)	10.03	7.11		0.15		—		3.10	[7]	830	19
08-31-2015	11.37	0.31	[7]	(0.60)	(0.29)	(0.29)	(0.53)	—	(0.82)	10.26		(2.72)	0.89		—		2.88	[7]	394	16
08-31-2014	10.45	0.27		1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46		0.50		0.08		2.48		656	20
08-31-2013	9.97	0.16		0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40		0.65		0.09		1.53		4,406	20
08-31-2012[14]	9.40	0.27		0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67		15.61		0.09		2.80		106	59

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       62

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	10.02	0.17	[7]	0.21	0.38	(0.28)	(0.47)	—	(0.75)	9.65	4.06	[8]	0.19	[9]	0.05	[9]	3.52	[7,9]	357,808	22
08-31-2016	10.26	0.29	[7]	0.37	0.66	(0.29)	(0.61)	—	(0.90)	10.02	6.96		0.18		0.05		2.79	[7]	410,447	19
08-31-2015	11.37	0.29	[7]	(0.59)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26		(2.77)	0.16		0.05		2.69	[7]	486,633	16
08-31-2014	10.45	0.25		1.22	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		0.14		0.13		2.27		602,569	20
08-31-2013	9.97	0.24		0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.14		0.14		2.32		592,173	20
08-31-2012	9.40	0.26		0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61		0.14		0.14		2.70		582,885	59

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54%-1.21%, 0.53%-1.20%,0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02 and $0.01 per share and 0.23%, 0.15% and 0.12%, for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       63

Financial highlights continued

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-28-2017[6]	9.49	0.15	[7]	0.12	0.27	(0.24)	(0.39)	—	(0.63)	9.13	3.09	[8]	0.59	[9]	0.42	[9]	3.25	[7,9]	44,592	22
08-31-2016	9.59	0.24	[7]	0.36	0.60	(0.26)	(0.44)	—	(0.70)	9.49	6.63		0.59		0.43		2.55	[7]	42,691	20
08-31-2015	10.57	0.25	[7]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59		(2.97)	0.57		0.44		2.50	[7]	41,187	16
08-31-2014	9.97	0.21		0.98	1.19	(0.22)	(0.37)	—	(0.59)	10.57	12.33		0.60		0.59		2.00		39,227	23
08-31-2013	10.11	0.20		0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40		0.63		0.59		2.03		35,013	18
08-31-2012	9.58	0.25		0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09		0.71		0.60		2.56		21,845	55
CLASS I
02-28-2017[6]	9.49	0.17	[7]	0.12	0.29	(0.27)	(0.39)	—	(0.66)	9.12	3.30	[8]	0.28	[9]	0.11	[9]	3.63	[7,9]	92	22
08-31-2016	9.60	0.27	[7]	0.35	0.62	(0.29)	(0.44)	—	(0.73)	9.49	6.87		0.27		0.11		2.91	[7]	96	20
08-31-2015[10]	9.88	0.07	[7]	(0.35)	(0.28)	—	—	—	—	9.60	(2.83	) [8]	0.26		0.11	[9]	1.61	[7,9]	97	16	[11]
CLASS R1
02-28-2017[6]	9.44	0.12	[7]	0.15	0.27	(0.22)	(0.39)	—	(0.61)	9.10	3.00	[8]	0.89	[9]	0.72	[9]	2.66	[7,9]	1,071	22
08-31-2016	9.55	0.21	[7]	0.35	0.56	(0.23)	(0.44)	—	(0.67)	9.44	6.20		0.88		0.71		2.26	[7]	486	20
08-31-2015	10.53	0.22	[7]	(0.55)	(0.33)	(0.22)	(0.43)	—	(0.65)	9.55		(3.24)	1.39		0.75		2.17	[7]	531	16
08-31-2014	9.93	0.17		1.00	1.17	(0.20)	(0.37)	—	(0.57)	10.53	12.11		4.01		0.84		1.65		531	23
08-31-2013	10.08	0.18		0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05		4.34		0.84		1.82		387	18
08-31-2012	9.55	0.22		0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94		4.76		0.82		2.31		379	55
CLASS R2
02-28-2017[6]	9.47	0.15	[7]	0.13	0.28	(0.24)	(0.39)	—	(0.63)	9.12	3.12	[8]	0.69	[9]	0.50	[9]	3.21	[7,9]	53	22
08-31-2016	9.59	0.59	[7]	(0.02)	0.57	(0.25)	(0.44)	—	(0.69)	9.47	6.33		0.71		0.50		4.18	[7]	70	20
08-31-2015	10.57	0.25	[7]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59		(2.97)	1.22		0.50		2.49	[7]	561	16
08-31-2014	9.96	0.21		0.99	1.20	(0.22)	(0.37)	—	(0.59)	10.57	12.45		2.81		0.59		1.99		681	23
08-31-2013	10.11	0.15		0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30		6.04		0.59		1.50		613	18
08-31-2012[12]	9.87	0.07		0.17	0.24	—	—	—	—	10.11	2.43	[8]	16.44	[9]	0.60	[9]	0.72	[8]	102	55	[13]
CLASS R3
02-28-2017[6]	9.45	0.14	[7]	0.13	0.27	(0.22)	(0.39)	—	(0.61)	9.11	3.08	[8]	0.83	[9]	0.65	[9]	2.98	[7,9]	358	22
08-31-2016	9.56	0.32	[7]	0.25	0.57	(0.24)	(0.44)	—	(0.68)	9.45	6.30		0.83		0.65		3.01	[7]	598	20
08-31-2015	10.55	0.23	[7]	(0.56)	(0.33)	(0.23)	(0.43)	—	(0.66)	9.56		(3.23)	1.01		0.65		2.27	[7]	1,183	16
08-31-2014	9.94	0.19		1.00	1.19	(0.21)	(0.37)	—	(0.58)	10.55	12.31		2.09		0.74		1.82		1,200	23
08-31-2013	10.09	0.22		0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16		1.74		0.74		2.13		1,124	18
08-31-2012	9.56	0.24		0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99		1.47		0.73		2.51		1,765	55
CLASS R4
02-28-2017[6]	9.48	0.16	[7]	0.13	0.29	(0.26)	(0.39)	—	(0.65)	9.12	3.28	[8]	0.54	[9]	0.25	[9]	3.43	[7,9]	982	22
08-31-2016	9.59	0.24	[7]	0.37	0.61	(0.28)	(0.44)	—	(0.72)	9.48	6.73		0.53		0.25		2.65	[7]	980	20
08-31-2015	10.58	0.25	[7]	(0.54)	(0.29)	(0.27)	(0.43)	—	(0.70)	9.59		(2.82)	0.85		0.24		2.47	[7]	879	16
08-31-2014	9.97	0.23		1.00	1.23	(0.25)	(0.37)	—	(0.62)	10.58	12.72		3.39		0.34		2.21		607	23
08-31-2013	10.12	0.24		0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57		3.75		0.34		2.41		445	18
08-31-2012	9.58	0.26		0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42		4.40		0.40		2.64		407	55
CLASS R5
02-28-2017[6]	9.50	0.17	[7]	0.12	0.29	(0.28)	(0.39)	—	(0.67)	9.12	3.26	[8]	0.23	[9]	0.05	[9]	3.68	[7,9]	307	22
08-31-2016	9.61	0.30	[7]	0.33	0.63	(0.30)	(0.44)	—	(0.74)	9.50	6.95		0.23		0.05		3.07	[7]	266	20
08-31-2015	10.59	0.30	[7]	(0.56)	(0.26)	(0.29)	(0.43)	—	(0.72)	9.61		(2.52)	1.20		0.04		2.95	[7]	233	16
08-31-2014	9.98	0.28		0.97	1.25	(0.27)	(0.37)	—	(0.64)	10.59	12.93		1.81		0.14		2.75		213	23
08-31-2013	10.13	0.29		0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78		0.58		0.15		2.87		1,085	18
08-31-2012	9.60	0.27		0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64		0.62		0.13		2.82		4,614	55
Class R6
02-28-2017[6]	9.50	0.17	[7]	0.13	0.30	(0.28)	(0.39)	—	(0.67)	9.13	3.42	[8]	0.19	[9]	—	[9]	3.75	[7,9]	176	22
08-31-2016	9.61	0.62	[7]	0.01	0.63	(0.30)	(0.44)	—	(0.74)	9.50	7.01		0.18		—		4.33	[7]	67	20
08-31-2015	10.60	0.31	[7]	(0.57)	(0.26)	(0.30)	(0.43)	—	(0.73)	9.61		(2.56)	1.04		—		3.06	[7]	171	16
08-31-2014	9.99	0.27		0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97		0.58		0.09		2.57		506	23
08-31-2013	10.13	0.15		0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92		0.96		0.09		1.58		3,149	18
08-31-2012[14]	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63		16.98		0.10		3.12		106	55

SEE NOTES TO FINANCIAL STATEMENTS
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Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-28-2017[6]	9.50	0.17	[7]	0.13	0.30	(0.28)	(0.39)	—	(0.67)	9.13	3.37	[8]	0.22	[9]	0.05	[9]	3.63	[7,9]	207,770	22
08-31-2016	9.61	0.29	[7]	0.34	0.63	(0.30)	(0.44)	—	(0.74)	9.50	6.95		0.21		0.05		2.96	[7]	233,197	20
08-31-2015	10.60	0.30	[7]	(0.57)	(0.27)	(0.29)	(0.43)	—	(0.72)	9.61		(2.61)	0.17		0.05		2.96		268,891	16
08-31-2014	9.99	0.25		1.00	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.92		0.14		0.14		2.46		352,261	23
08-31-2013	10.13	0.26		0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88		0.14		0.14		2.60		353,914	18
08-31-2012	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58		0.15		0.15		3.07		396,890	55

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54%-1.21%, 0.53%-1.20%,0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29% and 0.51%-1.47% for the periods ended 2-28-17, 8-31-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
6	Six months ended 2-28-17. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02 and $0.01 per share and 0.25%, 0.17% and 0.14% for the periods ended 2-28-17, 8-31-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which (collectively, Multimanager Lifetime Portfolios (formerly Retirement Living through Portfolios), or the portfolios, and each individually the portfolio) are presented in this report. The Multimanager Lifetime Portfolios are series of the Trust and operate as "fund of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC).Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

The investment objectives of all portfolios are to seek high total return through the portfolios' target retirement dates, with a greater focus on income beyond the target dates.

Effective February 1, 2017, the portfolios changed their names as follows:

New Portfolio Name	Former Portfolio Name
Multimanager 2060 Lifetime Portfolio	Retirement Living through 2060 Portfolio
Multimanager 2055 Lifetime Portfolio	Retirement Living through 2055 Portfolio
Multimanager 2050 Lifetime Portfolio	Retirement Living through 2050 Portfolio
Multimanager 2045 Lifetime Portfolio	Retirement Living through 2045 Portfolio
Multimanager 2040 Lifetime Portfolio	Retirement Living through 2040 Portfolio
Multimanager 2035 Lifetime Portfolio	Retirement Living through 2035 Portfolio
Multimanager 2030 Lifetime Portfolio	Retirement Living through 2030 Portfolio
Multimanager 2025 Lifetime Portfolio	Retirement Living through 2025 Portfolio
Multimanager 2020 Lifetime Portfolio	Retirement Living through 2020 Portfolio
Multimanager 2015 Lifetime Portfolio	Retirement Living through 2015 Portfolio
Multimanager 2010 Lifetime Portfolio	Retirement Living through 2010 Portfolio

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as an investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolio's Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

The portfolios uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 1 under the hierarchy described above.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2017, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2017 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$1,391	Multimanager 2030 Lifetime Portfolio	$2,657
Multimanager 2055 Lifetime Portfolio	1,496	Multimanager 2025 Lifetime Portfolio	2,765
Multimanager 2050 Lifetime Portfolio	1,719	Multimanager 2020 Lifetime Portfolio	2,444
Multimanager 2045 Lifetime Portfolio	2,164	Multimanager 2015 Lifetime Portfolio	1,868
Multimanager 2040 Lifetime Portfolio	2,216	Multimanager 2010 Lifetime Portfolio	1,661
Multimanager 2035 Lifetime Portfolio	2,440

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$12,781,116	$294,341	($5,098)	$289,243
Multimanager 2055 Lifetime Portfolio	117,425,652	2,934,365	(317,283)	2,617,082
Multimanager 2050 Lifetime Portfolio	325,283,664	19,745,635	(1,805,157)	17,940,478
Multimanager 2045 Lifetime Portfolio	632,869,801	128,159,688	(3,890,546)	124,269,142
Multimanager 2040 Lifetime Portfolio	685,128,321	131,716,595	(3,871,469)	127,845,126
Multimanager 2035 Lifetime Portfolio	873,500,312	163,958,499	(4,705,026)	159,253,473
Multimanager 2030 Lifetime Portfolio	1,068,632,260	182,649,616	(5,766,244)	176,883,372
Multimanager 2025 Lifetime Portfolio	1,165,432,970	168,378,370	(7,122,802)	161,255,568
Multimanager 2020 Lifetime Portfolio	903,020,425	110,598,836	(5,557,914)	105,040,922
Multimanager 2015 Lifetime Portfolio	410,235,592	42,658,381	(1,907,081)	40,751,300
Multimanager 2010 Lifetime Portfolio	237,673,143	18,880,335	(1,169,908)	17,710,427

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

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Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolios. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average net assets on an annualized basis of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares of each portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, and all other class level expenses, as applicable, to the extent they exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00% of average net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares (the class expense waiver). The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses, including underlying fund expenses (Acquired fund fees), to reduce the total annual portfolio operating expenses of the portfolios' average net assets, by the amounts indicated below:

Portfolio
Multimanager 2060 Lifetime Portfolio	0.29%

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Portfolio
Multimanager 2055 Lifetime Portfolio	0.29%
Multimanager 2050 Lifetime Portfolio	0.29%
Multimanager 2045 Lifetime Portfolio	0.29%
Multimanager 2040 Lifetime Portfolio	0.29%
Multimanager 2035 Lifetime Portfolio	0.29%
Multimanager 2030 Lifetime Portfolio	0.29%
Multimanager 2025 Lifetime Portfolio	0.29%
Multimanager 2020 Lifetime Portfolio	0.31%
Multimanager 2015 Lifetime Portfolio	0.33%
Multimanager 2010 Lifetime Portfolio	0.35%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agreed to waive its management fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

Additionally, the Advisor has voluntarily agreed to reduce its management fee for each portfolio, or if necessary make payment to the portfolio, in an amount equal to the amount by which the expenses of the portfolio exceed 0.10% of the average annual net assets (on an annualized basis) of the portfolio. "Expenses" means all the expenses of the portfolio, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, (e) management fees, (f) class specific fees, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the advisor on notice to the portfolios.

For the six months ended February 28, 2017, the expense reductions under these agreements amounted to the following and reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2060 Lifetime Portfolio	$3,283	$2,562	$2,558	$2,561	$2,558	$2,578	$2,677	$2,572	$107,269	$128,618
Multimanager 2055 Lifetime Portfolio	4,993	160	168	202	204	168	202	732	170,336	177,165
Multimanager 2050 Lifetime Portfolio	22,690	78	611	400	521	401	140	2,643	238,700	266,184
Multimanager 2045 Lifetime Portfolio	50,924	65	1,438	628	1,081	414	1,443	2,190	440,691	498,874
Multimanager 2040 Lifetime Portfolio	55,225	63	1,880	601	1,546	889	965	2,399	464,722	528,290
Multimanager 2035 Lifetime Portfolio	60,218	60	3,104	504	1,380	493	856	2,933	566,826	636,374
Multimanager 2030 Lifetime Portfolio	75,129	174	2,368	1,371	1,623	736	1,264	3,324	655,802	741,791
Multimanager 2025 Lifetime Portfolio	70,852	71	2,694	801	2,879	361	1,293	2,804	697,938	779,693
Multimanager 2020 Lifetime Portfolio	69,856	72	2,274	867	1,928	528	2,860	2,900	534,871	616,156
Multimanager 2015 Lifetime Portfolio	54,871	67	1,732	125	4,264	79	1,018	849	263,615	326,620
Multimanager 2010 Lifetime Portfolio	36,224	80	621	42	482	885	271	137	183,018	221,760

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2017 were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The

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portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service Fee	Class	Rule 12b-1 fee	Service Fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2017, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2017:

Portfolio	Class R4	Portfolio	Class R4
Multimanager 2060 Lifetime Portfolio	$54	Multimanager 2030 Lifetime Portfolio	$547
Multimanager 2055 Lifetime Portfolio	52	Multimanager 2025 Lifetime Portfolio	306
Multimanager 2050 Lifetime Portfolio	246	Multimanager 2020 Lifetime Portfolio	394
Multimanager 2045 Lifetime Portfolio	292	Multimanager 2015 Lifetime Portfolio	53
Multimanager 2040 Lifetime Portfolio	601	Multimanager 2010 Lifetime Portfolio	475
Multimanager 2035 Lifetime Portfolio	382

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2017:

	Multimanager Lifetime 2060 Portfolio	Multimanager Lifetime 2055 Portfolio	Multimanager Lifetime 2050 Portfolio	Multimanager Lifetime 2045 Portfolio	Multimanager Lifetime 2040 Portfolio	Multimanager Lifetime 2035 Portfolio	Multimanager Lifetime 2030 Portfolio	Multimanager Lifetime 2025 Portfolio	Multimanager Lifetime 2020 Portfolio	Multimanager Lifetime 2015 Portfolio	Multimanager Lifetime 2010 Portfolio
Net Sales Charges	$502	$2,252	$5,784	$12,320	$12,320	$13,462	$11,510	$11,890	$11,313	$2,184	$1,303
Retained for Printing Prospectuses, advertising and sales literature	77	351	878	1,647	1,650	1,989	1,683	1,665	1,559	178	194
Sales commissions to unrelated broker-dealers	425	1,855	4,815	8,858	8,892	8,681	8,250	10,120	9,754	1,971	1,109
Sales commissions to affiliated sales personnel	—	46	91	1,815	1,778	2,792	1,577	105	—	35	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A	Portfolio	Class A
Multimanager 2040 Lifetime Portfolio	$17	Multimanager 2025 Lifetime Portfolio	$12
Multimanager 2035 Lifetime Portfolio	95	Multimanager 2020 Lifetime Portfolio	280
Multimanager 2030 Lifetime Portfolio	13	Multimanager 2015 Lifetime Portfolio	14

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2017 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$213	$85
	Class I	—	60
	Class R1	267	9

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       70

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R2	133	9
	Class R3	267	9
	Class R4	134	9
	Class R5	—	9
	Class R6	—	9
	Class 1	1,309	—
	Total	$2,323	$199
Multimanager 2055 Lifetime Portfolio	Class A	$4,523	$1,856
	Class I	—	56
	Class R1	260	8
	Class R2	189	10
	Class R3	328	10
	Class R4	130	8
	Class R5	2	10
	Class R6	—	34
	Class 1	26,358	—
	Total	$31,790	$1,992
Multimanager 2050 Lifetime Portfolio	Class A	$41,533	$17,049
	Class I	—	54
	Class R1	2,576	60
	Class R2	1,168	40
	Class R3	1,745	51
	Class R4	773	39
	Class R5	2	14
	Class R6	—	240
	Class 1	73,715	—
	Total	$121,512	$17,547
Multimanager 2045 Lifetime Portfolio	Class A	$113,880	$46,750
	Class I	—	55
	Class R1	7,220	155
	Class R2	2,112	68
	Class R3	4,684	115
	Class R4	994	47
	Class R5	476	156
	Class R6	—	236
	Class 1	165,528	—
	Total	$294,894	$47,582
Multimanager 2040 Lifetime Portfolio	Class A	$124,733	$51,212
	Class I	—	54
	Class R1	9,521	203
	Class R2	2,034	65
	Class R3	6,852	170
	Class R4	2,097	96
	Class R5	328	106
	Class R6	—	259
	Class 1	176,194	—
	Total	$321,759	$52,165
Multimanager 2035 Lifetime Portfolio	Class A	$143,811	$59,043
	Class I	—	54
	Class R1	16,455	351
	Class R2	1,774	57
	Class R3	6,940	175
	Class R4	1,290	61
	Class R5	299	97
	Class R6	—	332

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       71

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class 1	227,114	—
	Total	$397,683	$60,170
Multimanager 2030 Lifetime Portfolio	Class A	$185,897	$76,327
	Class I	—	163
	Class R1	14,362	317
	Class R2	5,086	164
	Class R3	7,757	190
	Class R4	1,901	88
	Class R5	449	149
	Class R6	—	390
	Class 1	272,493	—
	Total	$487,945	$77,788
Multimanager 2025 Lifetime Portfolio	Class A	$180,310	$74,027
	Class I	—	68
	Class R1	15,141	324
	Class R2	3,265	108
	Class R3	14,546	361
	Class R4	1,021	49
	Class R5	484	156
	Class R6	—	337
	Class 1	298,450	—
	Total	$513,217	$75,430
Multimanager 2020 Lifetime Portfolio	Class A	$173,640	$71,304
	Class I	—	67
	Class R1	12,425	264
	Class R2	3,412	112
	Class R3	9,201	228
	Class R4	1,372	63
	Class R5	1,043	336
	Class R6	—	337
	Class 1	222,618	—
	Total	$423,711	$72,711
Multimanager 2015 Lifetime Portfolio	Class A	$115,904	$47,597
	Class I	—	53
	Class R1	8,184	175
	Class R2	396	13
	Class R3	17,675	437
	Class R4	183	9
	Class R5	326	105
	Class R6	—	80
	Class 1	94,020	—
	Total	$236,688	$48,469
Multimanager 2010 Lifetime Portfolio	Class A	$63,563	$26,103
	Class I	—	53
	Class R1	2,454	55
	Class R2	112	4
	Class R3	1,758	44
	Class R4	1,661	76
	Class R5	71	23
	Class R6	—	11
	Class 1	54,193	—
	Total	$123,812	$26,369

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       72

Note 5 — Portfolio share transactions

Transactions in portfolios' shares for the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

Multimanager 2060 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,412	$113,745	11,875	$119,103
Distributions reinvested	38	409	—	—
Repurchased	(3,753)	(41,319)	(746)	(7,687)
Net increase	6,697	$72,835	11,129	$111,416
Class I shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R3 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	88	$950	10,007	$100,075
Distributions reinvested	1	10	—	—
Net increase	89	$960	10,007	$100,075
Class R5 shares
Sold	1,634	$17,760	10,000	$100,000
Distributions reinvested	13	135	—	—
Net increase	1,647	$17,895	10,000	$100,000
Class R6 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class 1 shares
Sold	982,148	$10,679,932	181,383	$1,892,651
Distributions reinvested	7,560	80,890	—	—
Repurchased	(93,878)	(1,008,266)	(12,466)	(125,278)
Net increase	895,830	$9,752,556	168,917	$1,767,373
Total net increase	904,263	$9,844,246	250,053	$2,578,864

1 Period from 3-30-16 (commencement of operations) to 8-31-16.

Multimanager 2055 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	274,775	$2,891,770	246,386	$2,459,330
Distributions reinvested	13,239	135,302	2,269	22,716
Repurchased	(90,767)	(951,950)	(91,990)	(906,177)
Net increase	197,247	$2,075,122	156,665	$1,575,869
Class R2 shares
Sold	1,306	$13,822	5,548	$56,425
Distributions reinvested	110	1,126	133	1,328
Repurchased	(3)	(30)	(5,051)	(50,272)
Net increase	1,413	$14,918	630	$7,481

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       73

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	1,724	$18,091	3,501	$35,516
Distributions reinvested	94	965	8	84
Repurchased	(10)	(102)	(4,419)	(43,985)
Net increase (decrease)	1,808	$18,954	(910)	($8,385)
Class R4 shares
Sold	25	$267	—	—
Net increase	25	$267	—	—
Class R5 shares
Sold	2,794	$29,349	1,099	$10,965
Distributions reinvested	81	832	10	103
Repurchased	(2)	(22)	(1)	(13)
Net increase	2,873	$30,159	1,108	$11,055
Class R6 shares
Sold	16,172	$169,843	24,522	$243,617
Distributions reinvested	1,509	15,434	330	3,303
Repurchased	(2,994)	(31,476)	(7,921)	(78,807)
Net increase	14,687	$153,801	16,931	$168,113
Class 1 shares
Sold	1,649,297	$17,365,050	5,265,664	$52,003,575
Distributions reinvested	492,521	5,038,486	176,937	1,771,140
Repurchased	(1,201,923)	(12,465,662)	(228,552)	(2,264,794)
Net increase	939,895	$9,937,874	5,214,049	$51,509,921
Total net increase	1,157,948	$12,231,095	5,388,473	$53,264,054

There were no transactions in portfolio shares for the six months ended 2-28-17 and the year ended 8-31-16 for Class I and Class R1 shares.

Multimanager 2050 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	995,282	$11,588,601	1,442,083	$16,063,060
Distributions reinvested	148,074	1,661,385	74,770	833,680
Repurchased	(489,398)	(5,695,024)	(690,969)	(7,691,050)
Net increase	653,958	$7,554,962	825,884	$9,205,690
Class R1 shares
Sold	20,625	$237,737	28,930	$316,670
Distributions reinvested	2,226	24,973	1,161	12,948
Repurchased	(5,444)	(63,629)	(26,235)	(299,598)
Net increase	17,407	$199,081	3,856	$30,020
Class R2 shares
Sold	4,888	$56,847	25,077	$278,422
Distributions reinvested	2,423	27,212	1,434	15,989
Repurchased	(6,222)	(71,301)	(6,989)	(77,974)
Net increase	1,089	$12,758	19,522	$216,437
Class R3 shares
Sold	15,374	$178,417	51,561	$581,232
Distributions reinvested	3,251	36,477	1,633	18,204
Repurchased	(4,015)	(46,549)	(17,834)	(203,429)
Net increase	14,610	$168,345	35,360	$396,007

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       74

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	7,541	$87,292	8,189	$92,862
Distributions reinvested	2,018	22,639	1,192	13,291
Repurchased	(656)	(7,607)	(916)	(9,556)
Net increase	8,903	$102,324	8,465	$96,597
Class R5 shares
Sold	1,421	$16,492	3,622	$40,324
Distributions reinvested	276	3,102	22	248
Repurchased	(4)	(55)	(72)	(826)
Net increase	1,693	$19,539	3,572	$39,746
Class R6 shares
Sold	73,556	$858,285	183,402	$2,019,435
Distributions reinvested	14,371	161,380	11,200	124,876
Repurchased	(114,273)	(1,334,084)	(104,067)	(1,132,917)
Net increase (decrease)	(26,346)	($314,419)	90,535	$1,011,394
Class 1 shares
Sold	1,492,374	$17,428,801	4,408,422	$48,631,648
Distributions reinvested	1,618,812	18,163,073	1,278,117	14,238,227
Repurchased	(3,438,073)	(39,580,923)	(2,074,844)	(23,427,326)
Net increase (decrease)	(326,887)	($3,989,049)	3,611,695	$39,442,549
Total net increase	344,427	$3,753,541	4,598,889	$50,438,440

There were no transactions in portfolio shares for the six months ended 2-28-17 and the year ended 8-31-16 for Class I shares.

Multimanager 2045 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,830,992	$20,554,703	3,025,155	$32,514,057
Distributions reinvested	473,008	5,080,108	317,466	3,412,759
Repurchased	(1,125,155)	(12,544,754)	(1,765,936)	(18,964,263)
Net increase	1,178,845	$13,090,057	1,576,685	$16,962,553
Class I shares
Sold	718	$7,904	—	—
Distributions reinvested	51	554	—	—
Repurchased	(769)	(8,458)	—	—
Net increase	—	—	—	—
Class R1 shares
Sold	41,683	$463,550	59,354	$635,770
Distributions reinvested	9,669	103,654	10,384	111,526
Repurchased	(72,878)	(800,135)	(82,940)	(851,646)
Net decrease	(21,526)	($232,931)	(13,202)	($104,350)
Class R2 shares
Sold	11,114	$122,896	35,639	$383,408
Distributions reinvested	4,141	44,605	3,215	34,663
Repurchased	(10,165)	(110,170)	(7,520)	(79,914)
Net increase	5,090	$57,331	31,334	$338,157
Class R3 shares
Sold	28,044	$313,223	89,078	$968,218
Distributions reinvested	8,880	95,287	12,644	135,796
Repurchased	(21,674)	(240,452)	(166,654)	(1,743,888)
Net increase (decrease)	15,250	$168,058	(64,932)	($639,874)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       75

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	20,321	$226,956	19,602	$211,764
Distributions reinvested	3,529	37,931	3,575	38,472
Repurchased	(10,704)	(119,012)	(29,975)	(309,667)
Net increase (decrease)	13,146	$145,875	(6,798)	($59,431)
Class R5 shares
Sold	25,060	$281,719	39,020	$419,742
Distributions reinvested	12,232	131,979	9,563	103,278
Repurchased	(29,375)	(329,710)	(25,284)	(282,411)
Net increase	7,917	$83,988	23,299	$240,609
Class R6 shares
Sold	79,513	$885,636	206,872	$2,261,143
Distributions reinvested	16,283	175,365	9,955	107,317
Repurchased	(114,072)	(1,295,620)	(82,760)	(925,539)
Net increase (decrease)	(18,276)	($234,619)	134,067	$1,442,921
Class 1 shares
Sold	1,043,176	$11,761,062	3,366,667	$36,143,310
Distributions reinvested	4,222,188	45,515,182	4,091,713	44,149,583
Repurchased	(9,749,371)	(108,826,964)	(7,429,165)	(81,274,954)
Net increase (decrease)	(4,484,007)	($51,550,720)	29,215	($982,061)
Total net increase (decrease)	(3,303,561)	($38,472,961)	1,709,668	$17,198,524

Multimanager 2040 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,928,186	$21,737,619	3,210,975	$34,827,181
Distributions reinvested	500,868	5,429,414	330,563	3,586,605
Repurchased	(1,160,677)	(13,083,246)	(1,627,935)	(17,642,869)
Net increase	1,268,377	$14,083,787	1,913,603	$20,770,917
Class R1 shares
Sold	46,086	$515,195	72,427	$780,094
Distributions reinvested	11,946	129,256	10,756	116,592
Repurchased	(34,256)	(382,847)	(70,158)	(745,514)
Net increase	23,776	$261,604	13,025	$151,172
Class R2 shares
Sold	8,370	$94,625	44,052	$502,325
Distributions reinvested	4,184	45,483	4,118	44,807
Repurchased	(18,147)	(200,864)	(17,831)	(199,860)
Net increase (decrease)	(5,593)	($60,756)	30,339	$347,272
Class R3 shares
Sold	22,820	$256,154	94,244	$1,032,010
Distributions reinvested	12,757	137,908	15,359	166,188
Repurchased	(48,755)	(546,746)	(166,970)	(1,771,659)
Net decrease	(13,178)	($152,684)	(57,367)	($573,461)
Class R4 shares
Sold	20,690	$234,529	35,282	$379,923
Distributions reinvested	7,723	83,716	4,962	53,843
Repurchased	(5,128)	(57,358)	(22,583)	(250,389)
Net increase	23,285	$260,887	17,661	$183,377

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       76

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	6,727	$76,596	25,851	$283,184
Distributions reinvested	7,626	82,977	13,017	141,880
Repurchased	(33,664)	(382,648)	(127,316)	(1,389,924)
Net decrease	(19,311)	($223,075)	(88,448)	($964,860)
Class R6 shares
Sold	97,600	$1,103,907	190,434	$2,123,819
Distributions reinvested	17,536	190,443	12,569	136,752
Repurchased	(132,944)	(1,518,746)	(63,059)	(660,227)
Net increase (decrease)	(17,808)	($224,396)	139,944	$1,600,344
Class 1 shares
Sold	1,480,559	$16,764,568	3,660,038	$39,618,923
Distributions reinvested	4,421,723	48,064,132	4,224,392	45,961,380
Repurchased	(9,937,188)	(112,195,693)	(7,101,907)	(78,368,297)
Net increase (decrease)	(4,034,906)	($47,366,993)	782,523	$7,212,006
Total net increase (decrease)	(2,775,358)	($33,421,626)	2,751,280	$28,726,767

There were no transactions in portfolio shares for the six months ended 2-28-17 and the year ended 8-31-16 for Class I shares.

Multimanager 2035 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,156,651	$24,545,312	3,524,264	$38,396,705
Distributions reinvested	572,989	6,245,581	391,390	4,270,069
Repurchased	(1,503,435)	(17,004,348)	(1,939,706)	(21,088,282)
Net increase	1,226,205	$13,786,545	1,975,948	$21,578,492
Class I shares
Sold	200	$2,270	—	—
Net increase	200	$2,270	—	—
Class R1 shares
Sold	50,922	$570,962	66,330	$724,718
Distributions reinvested	19,637	213,653	20,749	226,160
Repurchased	(26,220)	(295,298)	(109,438)	(1,134,867)
Net increase (decrease)	44,339	$489,317	(22,359)	($183,989)
Class R2 shares
Sold	13,080	$148,693	22,239	$248,647
Distributions reinvested	3,612	39,512	2,902	31,776
Repurchased	(1,513)	(16,971)	(12,114)	(132,709)
Net increase	15,179	$171,234	13,027	$147,714
Class R3 shares
Sold	46,159	$520,967	96,640	$1,058,825
Distributions reinvested	12,289	133,829	11,131	121,435
Repurchased	(41,456)	(471,086)	(97,423)	(1,051,364)
Net increase	16,992	$183,710	10,348	$128,896
Class R4 shares
Sold	4,202	$47,889	8,497	$92,655
Distributions reinvested	4,641	50,773	4,295	47,027
Repurchased	(432)	(4,904)	(15,253)	(159,668)
Net increase (decrease)	8,411	$93,758	(2,461)	($19,986)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       77

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	9,465	$108,036	22,200	$244,803
Distributions reinvested	7,641	83,593	5,961	65,270
Repurchased	(1,224)	(14,051)	(47,012)	(534,555)
Net increase (decrease)	15,882	$177,578	(18,851)	($224,482)
Class R6 shares
Sold	63,772	$726,759	382,544	$4,169,899
Distributions reinvested	24,803	271,104	6,832	74,737
Repurchased	(51,258)	(587,123)	(118,517)	(1,226,019)
Net increase	37,317	$410,740	270,859	$3,018,617
Class 1 shares
Sold	2,131,026	$24,367,706	4,735,417	$51,375,008
Distributions reinvested	5,584,736	61,097,010	5,472,786	59,927,012
Repurchased	(12,017,536)	(136,089,307)	(10,567,749)	(117,235,135)
Net decrease	(4,301,774)	($50,624,591)	(359,546)	($5,933,115)
Total net increase (decrease)	(2,937,249)	($35,309,439)	1,866,965	$18,512,147

Multimanager 2030 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,764,188	$30,686,281	4,335,208	$46,373,940
Distributions reinvested	752,879	8,025,688	520,769	5,556,656
Repurchased	(1,645,683)	(18,190,217)	(2,136,487)	(22,740,802)
Net increase	1,871,384	$20,521,752	2,719,490	$29,189,794
Class I shares
Sold	4,937	$54,748	17,139	$183,732
Distributions reinvested	1,219	12,948	—	—
Repurchased	(4,937)	(54,551)	—	—
Net increase	1,219	$13,145	17,139	$183,732
Class R1 shares
Sold	102,478	$1,118,461	155,468	$1,626,712
Distributions reinvested	18,013	191,297	14,221	151,308
Repurchased	(122,421)	(1,338,500)	(63,041)	(669,253)
Net increase (decrease)	(1,930)	($28,742)	106,648	$1,108,767
Class R2 shares
Sold	20,731	$228,730	118,302	$1,255,437
Distributions reinvested	8,679	92,001	5,639	59,888
Repurchased	(10,200)	(109,420)	(21,563)	(235,802)
Net increase	19,210	$211,311	102,378	$1,079,523
Class R3 shares
Sold	132,562	$1,457,755	68,254	$732,611
Distributions reinvested	14,837	157,566	12,070	128,422
Repurchased	(59,600)	(652,832)	(116,472)	(1,230,086)
Net increase (decrease)	87,799	$962,489	(36,148)	($369,053)
Class R4 shares
Sold	18,963	$209,528	22,964	$245,480
Distributions reinvested	7,028	74,563	5,702	60,612
Repurchased	(12,827)	(140,317)	(25,084)	(264,037)
Net increase	13,164	$143,774	3,582	$42,055

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       78

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	52,128	$579,933	51,341	$516,816
Distributions reinvested	12,060	127,961	14,565	154,821
Repurchased	(10,744)	(117,928)	(119,264)	(1,259,279)
Net increase (decrease)	53,444	$589,966	(53,358)	($587,642)
Class R6 shares
Sold	157,195	$1,744,281	345,943	$3,709,277
Distributions reinvested	28,237	299,598	15,610	165,933
Repurchased	(181,174)	(2,019,839)	(113,717)	(1,176,743)
Net increase	4,258	$24,040	247,836	$2,698,467
Class 1 shares
Sold	1,939,451	$21,479,371	6,100,475	$65,073,168
Distributions reinvested	6,893,084	73,204,555	6,862,169	73,013,491
Repurchased	(14,448,205)	(159,101,085)	(12,320,591)	(132,407,033)
Net increase (decrease)	(5,615,670)	($64,417,159)	642,053	$5,679,626
Total net increase (decrease)	(3,567,122)	($41,979,424)	3,749,620	$39,025,269

Multimanager 2025 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,830,099	$31,047,000	3,437,246	$36,637,791
Distributions reinvested	757,414	7,960,426	527,329	5,557,996
Repurchased	(1,298,585)	(14,164,654)	(1,964,629)	(20,794,527)
Net increase	2,288,928	$24,842,772	1,999,946	$21,401,260
Class I shares
Sold	4,013	$44,081	—	—
Distributions reinvested	198	2,079	—	—
Repurchased	(41)	(434)	—	—
Net increase	4,170	$45,726	—	—
Class R1 shares
Sold	54,643	$585,148	77,840	$834,683
Distributions reinvested	16,176	169,208	24,795	260,346
Repurchased	(53,376)	(571,354)	(227,835)	(2,321,786)
Net increase (decrease)	17,443	$183,002	(125,200)	($1,226,757)
Class R2 shares
Sold	19,996	$215,890	60,761	$636,857
Distributions reinvested	7,699	80,454	4,379	45,938
Repurchased	(12,508)	(134,807)	(15,230)	(164,789)
Net increase	15,187	$161,537	49,910	$518,006
Class R3 shares
Sold	24,274	$264,433	203,013	$2,177,755
Distributions reinvested	27,795	291,008	25,074	263,277
Repurchased	(91,484)	(994,488)	(158,465)	(1,642,402)
Net increase (decrease)	(39,415)	($439,047)	69,622	$798,630
Class R4 shares
Sold	23,663	$258,097	5,636	$60,003
Distributions reinvested	4,104	42,965	2,345	24,645
Repurchased	(7,153)	(77,892)	(6,319)	(65,183)
Net increase	20,614	$223,170	1,662	$19,465

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       79

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	21,862	$242,161	39,163	$409,116
Distributions reinvested	14,034	146,799	10,008	104,984
Repurchased	(48,338)	(514,293)	(67,262)	(739,849)
Net decrease	(12,442)	($125,333)	(18,091)	($225,749)
Class R6 shares
Sold	223,209	$2,420,821	423,921	$4,511,061
Distributions reinvested	22,574	235,897	13,174	138,063
Repurchased	(156,817)	(1,742,917)	(181,962)	(1,952,162)
Net increase	88,966	$913,801	255,133	$2,696,962
Class 1 shares
Sold	1,657,823	$18,142,965	4,789,165	$50,751,640
Distributions reinvested	7,780,784	81,387,000	7,851,427	82,361,470
Repurchased	(17,247,852)	(187,385,717)	(16,035,494)	(170,285,639)
Net decrease	(7,809,245)	($87,855,752)	(3,394,902)	($37,172,529)
Total net decrease	(5,425,794)	($62,050,124)	(1,161,920)	($13,190,712)

Multimanager 2020 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,439,788	$25,539,481	4,479,478	$46,109,581
Distributions reinvested	820,596	8,205,955	620,323	6,259,063
Repurchased	(1,961,078)	(20,398,619)	(2,499,161)	(25,586,783)
Net increase	1,299,306	$13,346,817	2,600,640	$26,781,861
Class I shares
Sold	8,161	$86,243	241	$2,475
Distributions reinvested	156	1,559	—	—
Repurchased	(4,791)	(50,922)	—	—
Net increase	3,526	$36,880	241	$2,475
Class R1 shares
Sold	145,108	$1,480,712	55,908	$566,489
Distributions reinvested	17,477	174,423	16,166	162,796
Repurchased	(31,849)	(329,030)	(71,389)	(719,932)
Net increase	130,736	$1,326,105	685	$9,353
Class R2 shares
Sold	9,858	$103,458	55,934	$565,387
Distributions reinvested	10,194	101,636	6,487	65,262
Repurchased	(13,119)	(132,762)	(36,956)	(393,168)
Net increase	6,933	$72,332	25,465	$237,481
Class R3 shares
Sold	28,146	$292,396	140,174	$1,458,218
Distributions reinvested	20,850	208,082	24,122	242,904
Repurchased	(98,531)	(1,001,405)	(201,491)	(2,068,306)
Net decrease	(49,535)	($500,927)	(37,195)	($367,184)
Class R4 shares
Sold	13,940	$145,522	27,759	$286,702
Distributions reinvested	5,595	55,722	7,451	74,881
Repurchased	(34,068)	(350,577)	(53,056)	(524,587)
Net decrease	(14,533)	($149,333)	(17,846)	($163,004)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       80

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	45,745	$473,161	80,004	$816,013
Distributions reinvested	31,322	312,595	30,266	304,777
Repurchased	(31,731)	(324,747)	(142,429)	(1,448,953)
Net increase (decrease)	45,336	$461,009	(32,159)	($328,163)
Class R6 shares
Sold	179,344	$1,872,622	275,067	$2,867,077
Distributions reinvested	34,088	339,515	18,975	190,887
Repurchased	(116,492)	(1,185,713)	(158,685)	(1,550,360)
Net increase	96,940	$1,026,424	135,357	$1,507,604
Class 1 shares
Sold	1,097,964	$11,608,423	3,698,509	$37,600,437
Distributions reinvested	6,545,272	65,321,811	7,073,989	71,235,064
Repurchased	(13,670,448)	(142,105,486)	(17,546,720)	(181,041,006)
Net decrease	(6,027,212)	($65,175,252)	(6,774,222)	($72,205,505)
Total net decrease	(4,508,503)	($49,555,945)	(4,099,034)	($44,525,082)

Multimanager 2015 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,946,859	$19,053,475	2,556,602	$24,750,328
Distributions reinvested	584,066	5,466,858	549,974	5,208,253
Repurchased	(1,404,694)	(13,769,097)	(1,829,644)	(17,846,068)
Net increase	1,126,231	$10,751,236	1,276,932	$12,112,513
Class I shares
Sold	2,030	$19,452	—	—
Net increase	2,030	$19,452	—	—
Class R1 shares
Sold	61,051	$598,417	48,978	$472,975
Distributions reinvested	11,823	110,431	17,191	162,455
Repurchased	(51,159)	(504,247)	(64,886)	(619,845)
Net increase	21,715	$204,601	1,283	$15,585
Class R2 shares
Sold	821	$8,021	20,674	$197,154
Distributions reinvested	1,159	10,805	1,609	15,186
Repurchased	(798)	(8,000)	(20,458)	(195,475)
Net increase	1,182	$10,826	1,825	$16,865
Class R3 shares
Sold	17,345	$168,909	67,407	$655,249
Distributions reinvested	42,092	393,137	54,983	519,591
Repurchased	(78,417)	(737,583)	(186,531)	(1,769,940)
Net decrease	(18,980)	($175,537)	(64,141)	($595,100)
Class R4 shares
Sold	551	$5,420	1,745	$16,934
Distributions reinvested	870	8,104	876	8,266
Repurchased	(2,550)	(24,288)	(9,489)	(94,704)
Net decrease	(1,129)	($10,764)	(6,868)	($69,504)
Class R5 shares
Sold	3,928	$38,729	22,738	$223,245
Distributions reinvested	10,035	93,731	15,741	148,752
Repurchased	(31,708)	(309,689)	(66,857)	(649,383)
Net decrease	(17,745)	($177,229)	(28,378)	($277,386)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       81

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	145,044	$1,422,644	85,709	$855,697
Distributions reinvested	8,501	79,403	4,402	41,643
Repurchased	(49,701)	(495,607)	(45,778)	(423,908)
Net increase	103,844	$1,006,440	44,333	$473,432
Class 1 shares
Sold	416,045	$4,100,676	1,219,158	$11,907,915
Distributions reinvested	2,957,677	27,624,703	4,204,579	39,733,273
Repurchased	(7,228,522)	(70,860,164)	(11,925,813)	(116,785,384)
Net decrease	(3,854,800)	($39,134,785)	(6,502,076)	($65,144,196)
Total net decrease	(2,637,652)	($27,505,760)	(5,277,090)	($53,467,791)

Multimanager 2010 Lifetime Portfolio

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	376,725	$3,452,287	759,628	$7,057,233
Distributions reinvested	314,914	2,793,284	339,318	3,036,899
Repurchased	(308,743)	(2,876,183)	(891,704)	(8,210,254)
Net increase	382,896	$3,369,388	207,242	$1,883,878
Class R1 shares
Sold	65,455	$597,299	9,451	$84,793
Distributions reinvested	3,456	30,552	3,739	33,356
Repurchased	(2,680)	(25,102)	(17,313)	(156,253)
Net increase (decrease)	66,231	$602,749	(4,123)	($38,104)
Class R2 shares
Sold	1,430	$13,365	8,541	$78,532
Distributions reinvested	358	3,172	4,717	42,216
Repurchased	(3,414)	(32,431)	(64,381)	(568,523)
Net decrease	(1,626)	($15,894)	(51,123)	($447,775)
Class R3 shares
Sold	8,538	$77,091	44,412	$415,935
Distributions reinvested	3,792	33,557	8,484	75,766
Repurchased	(36,342)	(332,420)	(113,267)	(1,019,469)
Net decrease	(24,012)	($221,772)	(60,371)	($527,768)
Class R4 shares
Sold	8,681	$80,713	21,609	$196,645
Distributions reinvested	7,414	65,615	6,720	60,008
Repurchased	(11,824)	(110,245)	(16,607)	(157,074)
Net increase	4,271	$36,083	11,722	$99,579
Class R5 shares
Sold	5,012	$47,006	13,737	$130,298
Distributions reinvested	2,440	21,595	1,581	14,131
Repurchased	(1,825)	(16,743)	(11,555)	(106,082)
Net increase	5,627	$51,858	3,763	$38,347
Class R6 shares
Sold	16,161	$150,577	54,737	$527,218
Distributions reinvested	1,227	10,872	5,659	50,534
Repurchased	(5,211)	(47,254)	(71,102)	(627,748)
Net increase (decrease)	12,177	$114,195	(10,706)	($49,996)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       82

		Six months ended 2-28-17		Year ended 8-31-16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	614,610	$5,721,126	1,821,082	$16,708,487
Distributions reinvested	1,677,424	14,861,973	2,117,882	18,933,863
Repurchased	(4,074,605)	(37,922,789)	(7,374,009)	(68,047,119)
Net decrease	(1,782,571)	($17,339,690)	(3,435,045)	($32,404,769)
Total net decrease	(1,337,007)	($13,403,083)	(3,338,641)	($31,446,608)

There were no transactions in portfolio shares for the six months ended 2-28-17 and the year ended 8-31-16 for Class I shares.

Affiliates of the Trust owned shares of the following funds on February 28, 2017. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the funds.

Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	A	56%
Multimanager 2060 Lifetime Portfolio	I	100%
Multimanager 2060 Lifetime Portfolio	R1	100%
Multimanager 2060 Lifetime Portfolio	R2	100%
Multimanager 2060 Lifetime Portfolio	R3	100%
Multimanager 2060 Lifetime Portfolio	R4	99%
Multimanager 2060 Lifetime Portfolio	R5	86%
Multimanager 2060 Lifetime Portfolio	R6	100%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	R1	100%
Multimanager 2055 Lifetime Portfolio	R2	79%
Multimanager 2055 Lifetime Portfolio	R3	75%
Multimanager 2055 Lifetime Portfolio	R4	100%
Multimanager 2055 Lifetime Portfolio	R5	71%
Multimanager 2055 Lifetime Portfolio	R6	20%
Multimanager 2055 Lifetime Portfolio	I	100%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	R4	23%
Multimanager 2050 Lifetime Portfolio	R5	66%
Multimanager 2050 Lifetime Portfolio	I	100%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	I	100%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	I	100%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	I	100%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	I	32%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	I	68%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	I	71%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	I	79%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	I	100%
Multimanager 2010 Lifetime Portfolio	1	100%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2017:

Portfolio	Purchases	Sales
Multimanager 2060 Lifetime Portfolio	$11,683,851	$1,593,329

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       83

Portfolio	Purchases	Sales
Multimanager 2055 Lifetime Portfolio	40,367,002	26,523,718
Multimanager 2050 Lifetime Portfolio	87,209,363	83,343,100
Multimanager 2045 Lifetime Portfolio	163,149,774	207,061,805
Multimanager 2040 Lifetime Portfolio	179,617,423	218,427,840
Multimanager 2035 Lifetime Portfolio	251,082,219	295,306,566
Multimanager 2030 Lifetime Portfolio	301,111,641	358,343,977
Multimanager 2025 Lifetime Portfolio	301,725,969	386,521,443
Multimanager 2020 Lifetime Portfolio	206,945,118	284,240,625
Multimanager 2015 Lifetime Portfolio	103,618,332	146,009,811
Multimanager 2010 Lifetime Portfolio	57,522,049	78,958,482

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Series NAV	Underlying fund net assets
Multimanager 2045 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	7.4%
Multimanager 2040 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	8.0%
Multimanager 2035 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	9.5%
Multimanager 2030 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	11.2%
Multimanager 2030 Lifetime Portfolio	John Hancock Fund II Strategic Equity Allocation Fund	5.4%
Multimanager 2025 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	14.0%
Multimanager 2020 Lifetime Portfolio	John Hancock Fund Global Real Estate Fund	13.0%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	2,853	12,447	(1,094)	14,206	—	—	$17	$138,932
Active Bond	1,448	6,995	(504)	7,939	$521	$47	(83)	79,788
Alpha Opportunities	9,869	7,634	(14,343)	3,160	826	—	1,256	36,439
Asia Pacific Total Return Bond	555	2,123	(300)	2,378	176	—	(44)	22,424
Blue Chip Growth	1,775	7,071	(552)	8,294	92	8,054	(134)	278,442
Capital Appreciation	3,183	15,199	(1,412)	16,970	150	15,282	(440)	270,326
Capital Appreciation Value	8,046	43,383	(2,819)	48,610	4,830	9,447	(605)	561,447
Core Bond	480	1,952	(301)	2,131	113	143	(91)	27,495
Core High Yield	210	155	(365)	—	27	—	68	—
Disciplined Value	1,496	14,553	(1,910)	14,139	688	—	1,194	286,882
Disciplined Value International	—	2,369	(58)	2,311	211	—	(6)	28,107
Emerging Markets	6,361	28,056	(2,376)	32,041	3,024	—	(523)	318,166
Emerging Markets Debt	899	4,314	(319)	4,894	710	—	(62)	46,203
Emerging Markets Equity	6,546	30,022	(2,503)	34,065	882	—	(696)	318,166
Equity Income	3,287	16,273	(999)	18,561	2,010	3,751	(297)	368,624
Financial Industries	2,743	9,319	(1,126)	10,936	1,096	5,765	537	217,521
Floating Rate Income	2,386	7,946	(1,693)	8,639	1,075	—	(20)	74,730
Fundamental Global Franchise	2,042	12,657	(734)	13,965	611	8,290	(677)	175,256
Fundamental Large Cap Core, Class NAV	—	4,705	—	4,705	—	—	—	229,293
Fundamental Large Cap Core, Class R6	—	4,007	(4,007)	—	761	2,939	3,773	—
Fundamental Large Cap Value	3,537	2,721	(6,258)	—	—	—	2,598	—
Global Absolute Return Strategies	4,058	15,591	(1,429)	18,220	—	—	(114)	185,665

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       84

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Bond	178	824	(68)	934	145	20	(39)	11,212
Global Equity	4,036	17,542	(1,067)	20,511	2,038	—	(119)	233,416
Global Income	614	1,645	(524)	1,735	271	—	(119)	16,450
Global Real Estate	1,216	5,641	(429)	6,428	519	—	(292)	64,862
Global Shareholder Yield	3,365	13,203	(3,488)	13,080	739	—	(571)	141,522
Global Short Duration Credit	518	1,895	(279)	2,134	256	—	(13)	19,637
Health Sciences	3,213	22,269	(870)	24,612	—	10,594	(296)	112,475
High Yield	294	920	(145)	1,069	142	—	(8)	8,838
High Yield (FKA Focused High Yield)	215	4,883	(160)	4,938	225	—	(1)	17,431
International Core	897	198	(1,095)	—	1,075	—	(904)	—
International Growth	—	7,854	(103)	7,751	381	—	(56)	168,281
International Growth Opportunities	1,484	4,600	(6,084)	—	338	—	4,304	—
International Growth Stock	1,886	21,014	(822)	22,078	1,988	—	(360)	274,877
International Small Cap	2,665	11,662	(947)	13,380	1,973	—	(389)	240,831
International Small Company	4,567	19,472	(1,615)	22,424	2,751	—	(194)	240,831
International Value	2,833	9,965	(993)	11,805	2,148	—	(85)	184,280
International Value Equity	2,265	25,764	(1,001)	27,028	1,978	—	(75)	211,091
Mid Cap Stock	3,772	18,167	(938)	21,001	—	989	(171)	411,407
Mid Value	3,135	15,810	(953)	17,992	1,193	11,601	(555)	287,517
Natural Resources	3,805	14,669	(2,002)	16,472	942	—	43	198,982
Real Estate Equity	1,067	5,606	(453)	6,220	619	3,528	(583)	64,745
Real Return Bond	749	4,580	(299)	5,030	336	—	(42)	56,035
Redwood	2,362	6,789	(9,151)	—	—	—	983	—
Science & Technology	5,291	20,234	(2,146)	23,379	266	11,813	(347)	277,508
Short Duration Credit Opportunities	1,383	5,251	(725)	5,909	477	—	(38)	57,196
Small Cap Growth	2,086	9,328	(518)	10,896	—	—	(62)	94,357
Small Cap Value	778	4,780	(244)	5,314	359	2,234	(114)	113,233
Small Company Growth	811	4,395	(213)	4,993	—	2,623	(85)	94,370
Small Company Value	553	2,267	(190)	2,630	279	3,838	(22)	75,493
Spectrum Income	987	3,927	(447)	4,467	365	—	(55)	47,661
Strategic Equity Allocation	75,209	323,069	(26,691)	371,587	42,189	175,166	(10,960)	4,819,481
Strategic Growth	3,288	14,326	(1,456)	16,158	779	4,341	(268)	270,326
Strategic Income Opportunities	1,482	7,026	(475)	8,033	540	—	(25)	85,878
Total Return	870	3,980	(303)	4,547	417	—	(62)	61,015
U.S. Growth (FKA U.S. Equity)	3,872	1,262	(5,134)	—	437	5,335	(5,323)	—
U.S. High Yield Bond	305	960	(145)	1,120	190	—	(10)	12,747
Value	2,019	9,024	(561)	10,482	966	773	(135)	123,579
Value Equity	1,827	12,897	(611)	14,113	955	—	(54)	163,847
					$86,079	$286,573	($11,451)	$12,925,317
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	114,824	28,679	(19,808)	123,695	—	—	$18,694	$1,209,734
Active Bond	58,257	38,723	(18,667)	78,313	$12,657	$917	(1,567)	787,042
Alpha Opportunities	397,151	34,443	(331,938)	99,656	26,060	—	(308,586)	1,149,037
Asia Pacific Total Return Bond	22,317	9,268	(8,146)	23,439	3,428	—	1,113	221,034
Blue Chip Growth	71,450	15,601	(10,056)	76,995	1,620	142,162	(45,727)	2,584,711
Capital Appreciation	127,813	54,223	(24,511)	157,525	2,653	269,725	(76,940)	2,509,373
Capital Appreciation Value	325,281	128,335	(1,813)	451,803	86,767	169,714	(2,500)	5,218,320
Core Bond	19,307	9,766	(8,072)	21,001	2,906	2,797	(1,348)	270,915
Core High Yield	8,441	527	(8,968)	—	771	—	1,225	—
Disciplined Value	60,184	102,202	(31,136)	131,250	18,618	—	4,051	2,663,057
Disciplined Value International	—	21,702	(197)	21,505	3,835	—	(15)	261,504
Emerging Markets	244,580	85,438	(32,590)	297,428	53,368	—	(47,667)	2,953,457
Emerging Markets Debt	36,179	22,862	(11,090)	47,951	13,012	—	301	452,662

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       85

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Emerging Markets Equity	242,525	106,836	(33,145)	316,216	15,892	—	(5,715)	2,953,457
Equity Income	132,262	57,856	(17,800)	172,318	44,146	66,209	(33,275)	3,422,245
Financial Industries	104,122	15,087	(17,691)	101,518	20,424	107,379	17,330	2,019,196
Floating Rate Income	87,191	19,220	(21,684)	84,727	19,713	—	(7,811)	732,889
Fundamental Global Franchise	82,165	56,935	(9,122)	129,978	10,876	147,552	(14,237)	1,631,225
Fundamental Large Cap Core, Class NAV	—	43,792	(113)	43,679	—	—	65	2,128,472
Fundamental Large Cap Core, Class R6	—	47,959	(47,959)	—	14,087	54,432	84,371	—
Fundamental Large Cap Value	142,337	12,216	(154,553)	—	—	—	33,421	—
Global Absolute Return Strategies	163,302	38,429	(23,459)	178,272	—	—	(29,342)	1,816,594
Global Bond	7,162	4,265	(2,210)	9,217	2,833	388	547	110,693
Global Equity	162,411	37,282	(9,188)	190,505	36,014	—	(5,732)	2,167,947
Global Income	24,691	10,276	(18,021)	16,946	5,236	—	1,926	160,652
Global Real Estate	48,932	16,726	(6,017)	59,641	9,419	—	(2,605)	601,778
Global Shareholder Yield	135,425	30,159	(45,773)	119,811	15,691	—	(50,073)	1,296,353
Global Short Duration Credit	20,832	5,331	(6,194)	19,969	4,731	—	(1,316)	183,717
Health Sciences	129,315	56,577	(9,730)	176,162	—	175,655	(43,786)	805,059
High Yield	11,842	6,037	(7,440)	10,439	3,635	—	372	86,327
High Yield (FKA Focused High Yield)	8,657	62,654	(23,053)	48,258	3,783	—	852	170,350
International Core	36,093	2,793	(38,886)	—	40,775	—	(92,174)	—
International Growth	—	71,970	(16)	71,954	6,798	—	(11)	1,562,115
International Growth Opportunities	59,733	3,378	(63,111)	—	5,379	—	58,617	—
International Growth Stock	75,902	144,008	(14,961)	204,949	35,473	—	(25,863)	2,551,615
International Small Cap	107,226	31,390	(14,100)	124,516	34,827	—	(23,931)	2,241,280
International Small Company	183,347	50,395	(25,094)	208,648	48,554	—	29	2,240,876
International Value	113,880	6,880	(24,804)	95,956	33,959	—	(37,061)	1,497,866
International Value Equity	91,132	169,417	(8,970)	251,579	36,664	—	(11,585)	1,964,832
Mid Cap Stock	151,780	31,775	(8,592)	174,963	—	15,974	(30,194)	3,427,519
Mid Value	126,035	62,769	(21,786)	167,018	21,052	204,755	(24,477)	2,668,955
Natural Resources	99,265	30,703	(4,487)	125,481	14,756	—	(32,825)	1,515,814
Real Estate Equity	42,944	22,091	(6,644)	58,391	10,928	62,266	(11,334)	607,851
Real Return Bond	30,159	31,338	(11,904)	49,593	8,009	—	958	552,467
Redwood	95,058	14,980	(110,038)	—	—	—	(17,341)	—
Science & Technology	212,938	64,769	(60,538)	217,169	4,693	208,498	(95,056)	2,577,801
Short Duration Credit Opportunities	55,638	23,271	(21,207)	57,702	8,931	—	(2,826)	558,554
Small Cap Growth	83,937	30,435	(13,101)	101,271	—	—	(36,135)	877,005
Small Cap Value	31,220	25,562	(7,457)	49,325	6,561	40,831	5,697	1,051,118
Small Company Growth	32,621	18,822	(5,093)	46,350	—	46,301	(15,068)	876,012
Small Company Value	22,249	7,023	(4,854)	24,418	5,030	69,234	(28,106)	700,786
Spectrum Income	39,729	17,415	(13,394)	43,750	6,841	—	1,278	466,817
Strategic Equity Allocation	3,029,572	779,956	(359,553)	3,449,975	746,162	3,097,899	(463,394)	44,746,174
Strategic Growth	132,300	41,338	(23,628)	150,010	14,412	80,331	(24,151)	2,509,662
Strategic Income Opportunities	59,652	36,301	(17,710)	78,243	9,738	—	(4,237)	836,416
Total Return	35,023	19,827	(10,425)	44,425	10,349	—	(957)	596,178
U.S. Growth (FKA U.S. Equity)	155,807	28,354	(184,161)	—	16,885	206,111	(324,855)	—
U.S. High Yield Bond	12,291	6,221	(7,554)	10,958	4,576	—	65	124,706
Value	81,236	30,802	(14,728)	97,310	17,196	13,765	(22,004)	1,147,288
Value Equity	73,503	57,649	(148)	131,004	18,256	—	(61)	1,520,956
					$1,598,979	$5,182,895	($1,770,976)	$119,988,463
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	364,633	51,850	(62,760)	353,723	—	—	$22,219	$3,459,406
Active Bond	189,036	60,622	(34,535)	215,123	$36,737	$2,512	(4,453)	2,161,986

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       86

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Alpha Opportunities	1,261,373	49,259	(1,050,684)	259,948	67,975	—	(1,424,941)	2,997,200
Asia Pacific Total Return Bond	70,869	11,433	(18,278)	64,024	9,299	—	(153)	603,746
Blue Chip Growth	226,896	24,891	(31,355)	220,432	4,797	420,850	(75,912)	7,399,908
Capital Appreciation	406,719	125,443	(81,624)	450,538	7,867	799,821	(126,547)	7,177,067
Capital Appreciation Value	1,033,422	291,781	(9,051)	1,316,152	257,186	503,050	(17,560)	15,201,556
Core Bond	61,112	17,013	(20,929)	57,196	8,395	7,602	(2,183)	737,835
Core High Yield	26,804	896	(27,700)	—	2,354	—	(9,122)	—
Disciplined Value	191,138	294,824	(111,327)	374,635	54,056	—	101,084	7,601,354
Disciplined Value International	—	63,085	(701)	62,384	11,409	—	15	758,588
Emerging Markets	851,213	159,103	(166,989)	843,327	156,466	—	(124,641)	8,374,237
Emerging Markets Debt	114,889	37,173	(20,266)	131,796	37,266	—	(12,719)	1,244,154
Emerging Markets Equity	795,537	180,120	(82,560)	893,097	47,160	—	(54,201)	8,341,522
Equity Income	420,012	132,598	(59,495)	493,115	132,594	196,275	(113,643)	9,793,273
Financial Industries	341,830	30,427	(81,034)	291,223	60,399	317,550	129,720	5,792,432
Floating Rate Income	285,716	21,378	(76,042)	231,052	60,126	—	(66,541)	1,998,604
Fundamental Global Franchise	263,255	139,599	(31,401)	371,453	31,927	433,134	(14,385)	4,661,730
Fundamental Large Cap Core, Class NAV	—	125,201	—	125,201	—	—	—	6,101,044
Fundamental Large Cap Core, Class R6	—	137,156	(137,156)	—	41,807	161,539	251,950	—
Fundamental Large Cap Value	452,003	19,337	(471,340)	—	—	—	351,219	—
Global Absolute Return Strategies	518,582	66,098	(74,355)	510,325	—	—	(96,157)	5,200,210
Global Bond	20,455	8,405	(3,714)	25,146	7,732	1,060	1,575	302,004
Global Equity	515,753	62,968	(33,745)	544,976	106,879	—	(15,288)	6,201,824
Global Income	78,408	11,073	(42,754)	46,727	15,655	—	(16,538)	442,976
Global Real Estate	155,389	35,675	(20,572)	170,492	28,079	—	(4,986)	1,720,267
Global Shareholder Yield	452,143	110,883	(217,670)	345,356	51,687	—	(177,013)	3,736,752
Global Short Duration Credit	66,118	8,980	(17,895)	57,203	14,108	—	(11,476)	526,266
Health Sciences	410,652	158,965	(51,715)	517,902	—	530,689	(45,376)	2,366,811
High Yield	37,606	6,451	(15,271)	28,786	10,696	—	(9,240)	238,058
High Yield (FKA Focused High Yield)	27,491	142,441	(36,959)	132,973	11,183	—	1,291	469,394
International Core	114,617	5,603	(120,220)	—	124,097	—	(279,497)	—
International Growth	—	204,841	(537)	204,304	20,174	—	134	4,435,429
International Growth Opportunities	189,687	16,727	(206,414)	—	17,187	—	78,010	—
International Growth Stock	241,058	386,638	(44,647)	583,049	104,197	—	(61,240)	7,258,964
International Small Cap	340,487	55,145	(41,820)	353,812	102,114	—	(56,925)	6,368,610
International Small Company	583,597	88,135	(78,199)	593,533	142,363	—	5,593	6,374,546
International Value	362,032	25,206	(88,822)	298,416	109,102	—	(227,888)	4,658,267
International Value Equity	289,398	472,250	(47,776)	713,872	108,214	—	(66,342)	5,575,338
Mid Cap Stock	481,761	81,196	(31,540)	531,417	—	48,517	(84,266)	10,410,465
Mid Value	400,606	151,453	(74,253)	477,806	62,499	607,880	(48,577)	7,635,332
Natural Resources	339,555	69,230	—	408,785	48,072	—	—	4,938,121
Real Estate Equity	136,372	54,400	(25,552)	165,220	32,155	183,212	(22,772)	1,719,945
Real Return Bond	95,892	60,654	(20,993)	135,553	22,858	—	(1,970)	1,510,060
Redwood	301,865	22,548	(324,413)	—	—	—	(128,123)	—
Science & Technology	756,085	78,979	(213,725)	621,339	13,843	615,082	(170,476)	7,375,299
Short Duration Credit Opportunities	176,684	31,705	(49,560)	158,829	25,984	—	(19,400)	1,537,466
Small Cap Growth	266,556	63,655	(41,929)	288,282	—	—	(102,531)	2,496,519
Small Cap Value	99,431	66,081	(26,788)	138,724	19,236	119,718	37,016	2,956,201
Small Company Growth	103,590	43,820	(15,438)	131,972	—	136,529	(32,023)	2,494,264
Small Company Value	70,643	14,851	(16,236)	69,258	14,806	203,792	(100,197)	1,987,707
Spectrum Income	126,226	22,189	(28,075)	120,340	19,906	—	(3,004)	1,284,033
Strategic Equity Allocation	9,620,686	1,304,490	(1,094,830)	9,830,346	2,219,728	9,215,777	(1,071,410)	127,499,589

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       87

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Strategic Growth	420,132	87,373	(78,242)	429,263	42,759	238,336	(13,922)	7,181,573
Strategic Income Opportunities	189,398	59,644	(33,427)	215,615	28,209	—	(9,267)	2,304,919
Total Return	111,220	31,141	(20,053)	122,308	29,794	—	(3,539)	1,641,370
U.S. Growth (FKA U.S. Equity)	484,269	78,052	(562,321)	—	50,944	621,856	(1,212,187)	—
U.S. High Yield Bond	39,031	6,553	(15,425)	30,159	13,310	—	(10,719)	343,211
Value	257,973	67,591	(47,037)	278,527	51,031	40,849	(47,858)	3,283,831
Value Equity	233,415	144,451	(3,941)	373,925	54,134	—	(206)	4,341,271
					$4,750,555	$15,405,630	($5,217,588)	$343,222,534
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	857,900	63,195	(151,238)	769,857	—	—	$50,941	$7,529,200
Active Bond	442,461	91,140	(68,453)	465,148	$83,317	$5,589	(3,563)	4,674,736
Alpha Opportunities	2,967,730	49,429	(2,489,088)	528,071	138,088	—	(1,635,980)	6,088,657
Asia Pacific Total Return Bond	166,739	10,044	(37,456)	139,327	20,878	—	(734)	1,313,857
Blue Chip Growth	533,835	33,298	(83,935)	483,198	10,853	952,122	22,212	16,220,942
Capital Appreciation	950,527	249,989	(213,556)	986,960	17,696	1,799,180	(148,663)	15,722,275
Capital Appreciation Value	2,562,693	663,296	(90,399)	3,135,590	626,078	1,224,592	(53,336)	36,216,070
Core Bond	143,783	20,250	(39,794)	124,239	19,198	16,983	(3,393)	1,602,686
Core High Yield	63,063	938	(64,001)	—	5,466	—	(27,995)	—
Disciplined Value	449,705	645,261	(271,310)	823,656	122,108	—	233,738	16,711,989
Disciplined Value International	—	147,601	(7,951)	139,650	25,769	—	(73)	1,698,150
Emerging Markets	2,001,884	269,872	(417,823)	1,853,933	341,674	—	134,746	18,409,559
Emerging Markets Debt	270,309	58,223	(41,893)	286,639	83,789	—	(23,625)	2,705,872
Emerging Markets Equity	1,945,722	281,830	(259,637)	1,967,915	104,099	—	(165,701)	18,380,327
Equity Income	988,194	269,104	(175,900)	1,081,398	302,286	442,615	(231,896)	21,476,569
Financial Industries	824,786	58,401	(247,179)	636,008	136,370	716,963	407,176	12,650,199
Floating Rate Income	706,817	32,785	(234,526)	505,076	138,611	—	(191,647)	4,368,905
Fundamental Global Franchise	608,257	277,419	(72,584)	813,092	71,204	965,983	(49,731)	10,204,306
Fundamental Large Cap Core, Class NAV	—	276,740	(2,114)	274,626	—	—	3,410	13,382,523
Fundamental Large Cap Core, Class R6	—	309,442	(309,442)	—	94,421	364,837	565,754	—
Fundamental Large Cap Value	1,063,462	21,493	(1,084,955)	—	—	—	2,057,597	—
Global Absolute Return Strategies	1,220,107	59,975	(163,918)	1,116,164	—	—	(192,534)	11,373,709
Global Bond	47,897	13,920	(7,227)	54,590	17,254	2,366	210	655,627
Global Equity	1,213,451	78,173	(97,739)	1,193,885	241,914	—	(10,181)	13,586,411
Global Income	184,393	10,547	(93,287)	101,653	35,554	—	(47,200)	963,675
Global Real Estate	365,595	49,552	(41,716)	373,431	63,090	—	(13,077)	3,767,921
Global Shareholder Yield	1,061,317	61,338	(361,605)	761,050	114,401	—	(44,570)	8,234,561
Global Short Duration Credit	155,561	7,831	(38,200)	125,192	32,050	—	(40,177)	1,151,763
Health Sciences	962,039	324,079	(135,585)	1,150,533	—	1,178,462	(106,026)	5,257,936
High Yield	88,479	8,204	(33,915)	62,768	24,560	—	46,362	519,087
High Yield (FKA Focused High Yield)	64,679	308,793	(83,945)	289,527	25,201	—	3,507	1,022,029
International Core	269,211	12,747	(281,958)	—	284,745	—	645,592	—
International Growth	—	458,658	(10,576)	448,082	45,293	—	(4,317)	9,727,850
International Growth Opportunities	446,290	5,571	(451,861)	—	36,659	—	12,302	—
International Growth Stock	564,367	814,587	(102,713)	1,276,241	233,481	—	(22,352)	15,889,198
International Small Cap	800,826	74,271	(99,116)	775,981	226,524	—	8,177	13,967,654
International Small Company	1,362,688	101,699	(164,095)	1,300,292	315,542	—	101,021	13,965,138
International Value	847,361	34,923	(217,146)	665,138	237,368	—	171,051	10,382,812
International Value Equity	680,889	1,075,350	(188,303)	1,567,936	250,623	—	(60,769)	12,245,579
Mid Cap Stock	1,134,185	139,291	(79,711)	1,193,765	—	108,989	(163,810)	23,385,862
Mid Value	942,538	288,901	(184,287)	1,047,152	141,196	1,373,307	(50,448)	16,733,492
Natural Resources	957,527	68,830	(70,896)	955,461	112,361	—	(365,223)	11,541,964

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       88

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Real Estate Equity	320,852	81,685	(40,575)	361,962	72,322	412,078	(15,919)	3,768,021
Real Return Bond	225,612	108,863	(40,543)	293,932	52,043	—	(3,343)	3,274,397
Redwood	703,629	9,897	(713,526)	—	—	—	42,259	—
Science & Technology	1,714,410	143,237	(496,603)	1,361,044	31,290	1,390,268	385,912	16,155,596
Short Duration Credit Opportunities	415,698	33,175	(102,541)	346,332	58,812	—	(40,570)	3,352,498
Small Cap Growth	626,434	106,768	(100,075)	633,127	—	—	(214,076)	5,482,877
Small Cap Value	233,939	143,947	(70,895)	306,991	42,557	264,856	36,581	6,541,985
Small Company Growth	243,725	83,496	(38,288)	288,933	—	301,369	(40,254)	5,460,830
Small Company Value	166,207	26,450	(40,712)	151,945	33,047	454,883	135,188	4,360,824
Spectrum Income	296,835	22,793	(57,991)	261,637	45,057	—	5,140	2,791,669
Strategic Equity Allocation	22,635,271	2,142,067	(3,156,558)	21,620,780	5,009,674	20,798,997	1,539,745	280,421,520
Strategic Growth	985,580	181,151	(226,002)	940,729	96,679	538,885	(8,128)	15,738,398
Strategic Income Opportunities	445,686	85,941	(61,697)	469,930	63,658	—	(9,189)	5,023,553
Total Return	261,675	43,763	(40,066)	265,372	67,969	—	(6,410)	3,561,292
U.S. Growth (FKA U.S. Equity)	1,150,284	175,910	(1,326,194)	—	120,378	1,469,402	(1,375,734)	—
U.S. High Yield Bond	91,832	7,937	(33,848)	65,921	30,422	—	(28,590)	750,184
Value	606,881	132,158	(127,341)	611,698	114,507	91,660	(45,819)	7,211,919
Value Equity	549,173	278,253	(8,023)	819,403	123,942	—	3,287	9,513,265
					$10,742,078	$34,874,386	$1,166,855	$757,137,918
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	911,902	75,626	(150,296)	837,232	—	—	$44,731	$8,188,133
Active Bond	469,870	98,832	(69,667)	499,035	$88,546	$5,918	(4,289)	5,015,304
Alpha Opportunities	3,154,919	60,874	(2,660,357)	555,436	145,244	—	(1,775,046)	6,404,181
Asia Pacific Total Return Bond	177,252	12,337	(40,115)	149,474	22,033	—	205	1,409,540
Blue Chip Growth	567,467	41,182	(89,789)	518,860	11,585	1,016,391	35,377	17,418,124
Capital Appreciation	1,015,383	272,249	(226,340)	1,061,292	18,963	1,927,944	(154,538)	16,906,375
Capital Appreciation Value	2,714,778	708,917	(95,248)	3,328,447	664,447	1,299,641	(59,715)	38,443,558
Core Bond	152,911	24,722	(44,036)	133,597	20,435	17,979	(4,527)	1,723,402
Core High Yield	67,127	1,219	(68,346)	—	5,832	—	(37,233)	—
Disciplined Value	478,059	695,775	(289,634)	884,200	128,941	—	241,015	17,940,416
Disciplined Value International	—	157,275	(7,735)	149,540	27,594	—	(61)	1,818,412
Emerging Markets	2,137,248	255,355	(394,004)	1,998,599	365,036	—	74,320	19,846,089
Emerging Markets Debt	287,352	62,474	(42,174)	307,652	89,591	—	(24,560)	2,904,237
Emerging Markets Equity	2,070,135	270,715	(221,667)	2,119,183	111,005	—	(208,291)	19,793,166
Equity Income	1,050,499	300,367	(190,007)	1,160,859	323,655	473,267	(253,791)	23,054,663
Financial Industries	876,788	72,489	(265,156)	684,121	144,715	760,838	444,201	13,607,174
Floating Rate Income	750,827	41,969	(249,558)	543,238	148,093	—	(203,879)	4,699,009
Fundamental Global Franchise	647,067	307,067	(81,213)	872,921	75,910	1,029,828	(49,035)	10,955,162
Fundamental Large Cap Core, Class NAV	—	299,082	(4,734)	294,348	—	—	7,578	14,343,574
Fundamental Large Cap Core, Class R6	—	331,541	(331,541)	—	100,394	387,916	615,108	—
Fundamental Large Cap Value	1,130,449	26,786	(1,157,235)	—	—	—	2,125,124	—
Global Absolute Return Strategies	1,296,950	92,469	(190,849)	1,198,570	—	—	(223,706)	12,213,426
Global Bond	51,096	14,980	(7,394)	58,682	18,168	2,492	(349)	704,770
Global Equity	1,289,958	96,985	(103,861)	1,283,082	258,532	—	(10,008)	14,601,476
Global Income	196,108	15,048	(101,994)	109,162	38,028	—	(57,116)	1,034,852
Global Real Estate	388,646	64,050	(48,968)	403,728	67,525	—	(15,292)	4,073,619
Global Shareholder Yield	1,135,541	71,318	(388,950)	817,909	124,399	—	(96,626)	8,849,773
Global Short Duration Credit	165,462	10,449	(41,741)	134,170	34,270	—	(43,765)	1,234,362
Health Sciences	1,026,452	361,386	(169,899)	1,217,939	—	1,290,041	(179,198)	5,565,981
High Yield	94,057	9,092	(35,973)	67,176	26,198	—	38,453	555,544
High Yield (FKA Focused High Yield)	68,757	328,686	(86,823)	310,620	26,952	—	3,556	1,096,489

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       89

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Core	286,699	14,217	(300,916)	—	304,078	—	615,270	—
International Growth	—	492,970	(10,268)	482,702	48,967	—	(4,002)	10,479,462
International Growth Opportunities	474,429	3,805	(478,234)	—	38,609	—	5,901	—
International Growth Stock	602,772	888,977	(114,106)	1,377,643	249,502	—	(25,748)	17,151,651
International Small Cap	851,645	96,803	(111,483)	836,965	242,848	—	1,524	15,065,375
International Small Company	1,459,728	133,019	(190,012)	1,402,735	338,677	—	93,450	15,065,375
International Value	904,542	34,019	(244,633)	693,928	245,581	—	144,695	10,832,212
International Value Equity	723,819	1,161,016	(194,065)	1,690,770	267,495	—	(93,233)	13,204,912
Mid Cap Stock	1,208,971	154,969	(83,246)	1,280,694	—	116,925	(169,733)	25,088,796
Mid Value	1,001,964	323,613	(200,056)	1,125,521	150,511	1,463,906	(44,196)	17,985,833
Natural Resources	961,467	109,448	(59,324)	1,011,591	118,961	—	(288,897)	12,220,018
Real Estate Equity	341,150	94,814	(46,818)	389,146	77,098	439,292	(21,408)	4,051,009
Real Return Bond	239,911	116,951	(40,319)	316,543	55,182	—	(3,339)	3,526,284
Redwood	747,992	20,362	(768,354)	—	—	—	22,756	—
Science & Technology	1,823,362	147,736	(509,020)	1,462,078	33,529	1,489,761	393,152	17,354,865
Short Duration Credit Opportunities	441,907	38,282	(108,698)	371,491	62,897	—	(43,670)	3,596,031
Small Cap Growth	665,403	104,183	(87,904)	681,682	—	—	(186,955)	5,903,363
Small Cap Value	248,107	153,547	(73,528)	328,126	45,305	281,960	38,224	6,992,362
Small Company Growth	259,092	87,835	(34,770)	312,157	—	325,903	(39,392)	5,899,775
Small Company Value	176,716	30,306	(43,082)	163,940	35,183	484,278	98,941	4,705,078
Spectrum Income	315,628	25,463	(60,239)	280,852	48,168	—	2,693	2,996,693
Strategic Equity Allocation	24,061,833	2,401,634	(3,214,598)	23,248,869	5,326,042	22,112,493	1,324,135	301,537,835
Strategic Growth	1,050,592	197,560	(237,610)	1,010,542	102,755	572,754	(3,019)	16,906,375
Strategic Income Opportunities	473,865	96,060	(64,958)	504,967	68,076	—	(10,066)	5,398,102
Total Return	278,173	48,381	(41,007)	285,547	72,275	—	(6,244)	3,832,036
U.S. Growth (FKA U.S. Equity)	1,222,174	189,349	(1,411,523)	—	128,393	1,567,241	(1,517,850)	—
U.S. High Yield Bond	97,622	8,773	(35,984)	70,411	32,427	—	(33,233)	801,281
Value	645,222	146,809	(136,342)	655,689	121,890	97,570	(44,580)	7,730,575
Value Equity	583,797	309,702	(10,955)	882,544	132,577	—	2,903	10,246,337
					$11,433,117	$37,164,338	$436,722	$812,972,446
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,202,354	185,162	(171,686)	1,215,830	—	—	$25,171	$11,890,814
Active Bond	1,066,482	533,766	(206,037)	1,394,211	$227,735	$16,764	(20,809)	14,011,821
Alpha Opportunities	3,929,497	92,674	(3,267,873)	754,298	197,246	—	(2,244,439)	8,697,053
Asia Pacific Total Return Bond	315,051	160,729	(56,649)	419,131	62,958	—	(5,668)	3,952,404
Blue Chip Growth	689,206	45,291	(116,423)	618,074	13,812	1,211,709	79,771	20,748,742
Capital Appreciation	1,227,616	324,768	(287,917)	1,264,467	22,644	2,302,213	(158,428)	20,142,959
Capital Appreciation Value	3,451,904	934,111	(279,557)	4,106,458	818,005	1,599,996	(57,820)	47,429,590
Core Bond	350,021	141,373	(122,478)	368,916	51,785	51,050	(8,502)	4,759,012
Core High Yield	133,121	2,097	(135,218)	—	11,618	—	(114,258)	—
Disciplined Value	581,363	753,449	(262,960)	1,071,852	179,761	—	238,730	21,747,883
Disciplined Value International	—	152,729	(7,050)	145,679	26,881	—	(94)	1,771,461
Emerging Markets	2,537,855	281,351	(585,894)	2,233,312	428,001	—	182,458	22,176,784
Emerging Markets Debt	510,621	456,158	(106,766)	860,013	215,177	—	(71,782)	8,118,519
Emerging Markets Equity	2,471,666	273,016	(373,424)	2,371,258	129,907	—	(397,263)	22,147,554
Equity Income	1,276,164	350,812	(242,953)	1,384,023	388,913	564,955	(219,672)	27,486,701
Financial Industries	1,061,260	90,597	(328,659)	823,198	174,682	918,393	668,322	16,373,411
Floating Rate Income	1,118,720	582,503	(183,586)	1,517,637	313,845	—	(150,556)	13,127,557
Fundamental Global Franchise	759,687	425,246	(103,100)	1,081,833	95,085	1,289,962	(79,548)	13,576,998
Fundamental Large Cap Core, Class NAV	—	354,768	(5,276)	349,492	—	—	7,070	17,030,763
Fundamental Large Cap Core, Class R6	—	405,576	(405,576)	—	118,954	459,630	760,575	—

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       90

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Fundamental Large Cap Value	1,374,824	37,857	(1,412,681)	—	—	—	2,578,698	—
Global Absolute Return Strategies	1,709,934	271,565	(226,680)	1,754,819	—	—	(271,362)	17,881,603
Global Bond	94,920	91,590	(20,405)	166,105	52,356	7,180	(7,067)	1,994,915
Global Equity	1,579,387	115,856	(114,256)	1,580,987	322,018	—	8,604	17,991,633
Global Income	425,474	185,439	(281,545)	329,368	88,454	—	(127,973)	3,122,410
Global Real Estate	474,844	69,439	(64,980)	479,303	81,466	—	(23,844)	4,836,166
Global Shareholder Yield	1,366,428	78,311	(438,007)	1,006,732	146,823	—	(42,222)	10,892,844
Global Short Duration Credit	361,586	83,591	(69,111)	376,066	77,482	—	(73,381)	3,459,806
Health Sciences	1,226,249	421,927	(194,724)	1,453,452	—	1,528,403	(195,888)	6,642,277
High Yield	197,115	115,003	(109,299)	202,819	56,441	—	12,011	1,677,310
High Yield (FKA Focused High Yield)	97,169	1,154,163	(313,865)	937,467	63,222	—	6,514	3,309,258
International Core	339,172	17,107	(356,279)	—	363,868	—	828,349	—
International Growth	—	592,551	(22,766)	569,785	57,485	—	(14,716)	12,370,028
International Growth Opportunities	562,941	10,342	(573,283)	—	47,659	—	19,651	—
International Growth Stock	711,583	1,055,354	(164,802)	1,602,135	299,734	—	(40,641)	19,946,586
International Small Cap	1,009,360	108,291	(138,328)	979,323	292,613	—	21,015	17,627,812
International Small Company	1,721,349	164,571	(244,892)	1,641,028	408,106	—	136,856	17,624,636
International Value	1,068,086	40,810	(223,275)	885,621	333,860	—	214,113	13,824,547
International Value Equity	862,819	1,388,193	(277,128)	1,973,884	323,169	—	(60,671)	15,416,030
Mid Cap Stock	1,449,961	159,185	(85,400)	1,523,746	—	139,115	(172,408)	29,850,183
Mid Value	1,207,245	372,721	(266,934)	1,313,032	176,084	1,712,635	(21,247)	20,982,247
Natural Resources	1,235,210	70,771	(128,680)	1,177,301	138,449	—	(631,709)	14,221,799
Real Estate Equity	416,614	129,130	(63,260)	482,484	96,399	549,266	(27,744)	5,022,659
Real Return Bond	1,039,859	307,322	(461,890)	885,291	192,725	—	43,141	9,862,139
Redwood	879,459	19,748	(899,207)	—	—	—	58,892	—
Science & Technology	2,151,973	196,504	(635,592)	1,712,885	39,216	1,742,425	490,642	20,331,950
Short Duration Credit Opportunities	1,043,434	327,872	(334,993)	1,036,313	158,371	—	(159,510)	10,031,509
Small Cap Growth	783,803	129,777	(149,998)	763,582	—	—	(317,070)	6,612,622
Small Cap Value	293,858	168,037	(96,502)	365,393	51,655	321,478	50,571	7,786,517
Small Company Growth	306,311	104,780	(62,175)	348,916	—	369,288	(56,106)	6,594,519
Small Company Value	208,903	34,357	(60,816)	182,444	39,727	546,820	234,345	5,236,142
Spectrum Income	741,490	241,786	(198,488)	784,788	120,963	—	(4,980)	8,373,691
Strategic Equity Allocation	29,075,813	2,859,956	(4,598,223)	27,337,546	6,297,776	26,146,897	4,802,933	354,567,968
Strategic Growth	1,269,080	237,146	(301,468)	1,204,758	122,098	680,570	76,166	20,155,603
Strategic Income Opportunities	1,113,979	476,740	(184,742)	1,405,977	172,138	1,864,099	(36,230)	15,029,893
Total Return	637,016	282,541	(127,115)	792,442	185,473	—	(29,916)	10,634,570
U.S. Growth (FKA U.S. Equity)	1,449,462	223,840	(1,673,302)	—	152,713	—	(1,635,909)	—
U.S. High Yield Bond	208,605	115,529	(111,637)	212,497	70,976	—	(78,205)	2,418,221
Value	777,349	178,950	(189,991)	766,308	142,966	114,440	(42,496)	9,034,774
Value Equity	710,024	346,584	(5,974)	1,050,634	161,662	—	2,509	12,197,860
					$14,811,156	$44,137,288	$3,946,973	$1,032,752,753
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,973,499	436,882	(496,427)	1,913,954	—	—	$36,140	$18,718,470
Active Bond	2,046,266	1,107,722	(309,312)	2,844,676	$452,204	$34,102	(36,279)	28,588,997
Alpha Opportunities	4,814,815	93,247	(4,085,915)	822,147	214,988	—	(3,440,187)	9,479,356
Asia Pacific Total Return Bond	775,118	172,454	(97,082)	850,490	127,139	—	(51,889)	8,020,119
Blue Chip Growth	804,752	47,517	(168,911)	683,358	15,110	1,325,656	686,165	22,940,321
Capital Appreciation	1,436,814	357,914	(396,665)	1,398,063	24,782	2,519,613	(15,864)	22,271,150
Capital Appreciation Value	3,912,689	1,313,288	(357,143)	4,868,834	981,019	1,918,847	(78,077)	56,235,037
Core Bond	653,313	201,279	(96,588)	758,004	100,892	103,783	(11,332)	9,778,254
Core High Yield	417,691	6,771	(424,462)	—	36,468	—	(411,472)	—
Disciplined Value	679,907	1,000,464	(514,554)	1,165,817	166,151	—	653,718	23,654,436
Disciplined Value International	—	199,694	(9,185)	190,509	35,154	—	(15)	2,316,592

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       91

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Emerging Markets	2,414,160	214,546	(533,597)	2,095,109	392,082	—	323,994	20,804,437
Emerging Markets Debt	1,258,114	691,204	(185,864)	1,763,454	466,772	—	(126,316)	16,647,010
Emerging Markets Equity	2,367,043	201,813	(349,889)	2,218,967	120,922	—	(380,731)	20,725,150
Equity Income	1,490,660	337,746	(299,208)	1,529,198	436,852	618,632	(135,261)	30,369,863
Financial Industries	1,162,907	88,934	(332,302)	919,539	192,166	1,010,311	713,205	18,289,621
Floating Rate Income	2,860,201	594,344	(367,451)	3,087,094	701,410	—	(311,323)	26,703,364
Fundamental Global Franchise	668,930	770,739	(142,167)	1,297,502	113,718	1,542,737	11,545	16,283,652
Fundamental Large Cap Core, Class NAV	—	416,478	(6,433)	410,045	—	—	9,418	19,981,487
Fundamental Large Cap Core, Class R6	—	475,905	(475,905)	—	138,137	533,753	901,063	—
Fundamental Large Cap Value	1,607,879	41,978	(1,649,857)	—	—	—	2,956,569	—
Global Absolute Return Strategies	2,806,751	656,625	(663,362)	2,800,014	—	—	(789,342)	28,532,141
Global Bond	247,412	120,556	(35,232)	332,736	104,728	14,363	(4,102)	3,996,154
Global Equity	2,139,898	77,982	(308,899)	1,908,981	415,012	—	60,577	21,724,207
Global Income	1,066,476	79,871	(504,605)	641,742	208,151	—	(375,479)	6,083,711
Global Real Estate	556,992	79,384	(70,431)	565,945	94,803	—	(24,032)	5,710,385
Global Shareholder Yield	1,430,404	269,037	(550,857)	1,148,584	161,215	—	331,359	12,427,679
Global Short Duration Credit	916,172	81,941	(234,783)	763,330	186,620	—	(247,884)	7,022,634
Health Sciences	1,378,454	459,491	(314,395)	1,523,550	—	1,725,868	(397,554)	6,962,621
High Yield	554,140	53,872	(212,794)	395,218	146,641	—	21,888	3,268,449
High Yield (FKA Focused High Yield)	203,975	1,820,340	(198,320)	1,825,995	142,060	—	12,831	6,445,762
International Core	323,119	14,610	(337,729)	—	347,659	—	1,123,940	—
International Growth	—	623,754	(28,003)	595,751	67,615	—	(17,581)	12,933,759
International Growth Opportunities	535,978	9,341	(545,319)	—	44,468	—	(39,521)	—
International Growth Stock	691,959	1,205,774	(176,514)	1,721,219	318,153	—	(40,680)	21,429,182
International Small Cap	1,011,283	158,339	(138,736)	1,030,886	306,029	—	52,556	18,555,954
International Small Company	1,723,660	229,991	(237,245)	1,716,406	427,148	—	138,612	18,434,200
International Value	1,014,902	31,681	(189,943)	856,640	320,748	—	275,968	13,372,158
International Value Equity	841,232	1,578,540	(305,543)	2,114,229	352,214	—	(5,209)	16,512,127
Mid Cap Stock	1,540,909	231,383	(85,603)	1,686,689	—	153,992	(159,353)	33,042,240
Mid Value	1,281,721	371,783	(229,569)	1,423,935	190,073	1,848,689	4,367	22,754,474
Natural Resources	1,369,008	77,114	(218,018)	1,228,104	144,423	—	(1,096,843)	14,835,495
Real Estate Equity	487,499	161,810	(69,101)	580,208	115,784	659,723	(38,704)	6,039,962
Real Return Bond	2,049,301	333,516	(582,532)	1,800,285	384,140	—	(15,935)	20,055,175
Redwood	897,616	10,503	(908,119)	—	—	—	168,134	—
Science & Technology	2,400,843	195,388	(793,572)	1,802,659	41,037	1,823,358	685,436	21,397,567
Short Duration Credit Opportunities	2,459,963	381,566	(729,702)	2,111,827	349,919	—	(384,629)	20,442,487
Small Cap Growth	715,915	127,594	(132,166)	711,343	—	—	(275,885)	6,160,233
Small Cap Value	266,710	142,208	(66,765)	342,153	47,713	296,946	37,935	7,291,291
Small Company Growth	278,232	96,618	(49,333)	325,517	—	341,947	(39,685)	6,152,276
Small Company Value	189,774	28,979	(48,704)	170,049	36,801	506,544	213,700	4,880,396
Spectrum Income	1,737,313	266,388	(407,582)	1,596,119	266,524	—	(31,621)	17,030,591
Strategic Equity Allocation	31,633,134	2,954,067	(4,714,006)	29,873,195	6,803,683	28,247,306	10,648,433	387,455,345
Strategic Growth	1,483,295	260,154	(412,239)	1,331,210	133,699	745,234	143,031	22,271,155
Strategic Income Opportunities	2,614,300	583,632	(333,070)	2,864,862	376,903	—	(77,287)	30,625,371
Total Return	1,253,860	562,650	(194,348)	1,622,162	371,148	—	(52,323)	21,769,418
U.S. Growth (FKA U.S. Equity)	1,658,416	250,038	(1,908,454)	—	173,869	2,122,343	(1,450,287)	—
U.S. High Yield Bond	494,881	49,340	(130,081)	414,140	166,734	—	(138,727)	4,712,909
Value	825,291	165,138	(152,303)	838,126	154,957	124,039	(31,449)	9,881,504
Value Equity	830,435	345,226	(13,019)	1,162,642	179,572	—	4,326	13,498,272
					$18,296,209	$48,217,786	$9,482,052	$1,245,514,600
Multimanager 2025 Lifetime Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       92

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	2,282,077	164,291	(332,926)	2,113,442	—	—	$59,420	$20,669,465
Active Bond	4,592,492	1,519,251	(616,378)	5,495,365	$939,204	$67,166	(118,780)	55,228,421
Alpha Opportunities	3,062,187	42,670	(2,610,558)	494,299	129,257	—	1,138,240	5,699,270
Asia Pacific Total Return Bond	1,243,362	144,273	(166,475)	1,221,160	185,799	—	(88,256)	11,515,541
Blue Chip Growth	718,811	44,257	(132,698)	630,370	14,091	1,236,194	510,842	21,161,535
Capital Appreciation	1,281,559	403,302	(395,926)	1,288,935	23,107	2,349,332	(67,985)	20,532,735
Capital Appreciation Value	5,087,551	940,720	(742,214)	5,286,057	1,120,121	2,190,927	(253,166)	61,053,960
Core Bond	1,175,941	423,777	(155,897)	1,443,821	190,439	204,494	(18,510)	18,625,290
Core High Yield	573,055	7,180	(580,235)	—	50,201	—	(554,335)	—
Disciplined Value	610,996	1,292,447	(826,070)	1,077,373	107,917	—	2,280,873	21,859,902
Disciplined Value International	—	167,945	(9,924)	158,021	29,159	—	(5)	1,921,537
Emerging Markets	1,940,112	151,364	(510,396)	1,581,080	299,054	—	839,861	15,700,120
Emerging Markets Debt	1,795,350	507,313	(230,795)	2,071,868	589,167	—	(163,376)	19,558,435
Emerging Markets Equity	1,932,261	142,366	(403,236)	1,671,391	92,231	—	(436,863)	15,610,796
Equity Income	1,320,702	390,087	(299,354)	1,411,435	399,219	576,831	(44,025)	28,031,093
Financial Industries	1,123,245	82,617	(328,543)	877,319	185,827	976,989	705,250	17,449,884
Floating Rate Income	5,370,781	575,173	(685,621)	5,260,333	1,263,081	—	(584,531)	45,501,877
Fundamental Global Franchise	810,232	760,281	(182,553)	1,387,960	122,996	1,668,619	(1,111)	17,418,899
Fundamental Large Cap Core, Class NAV	—	363,386	(3,774)	359,612	—	—	6,278	17,523,906
Fundamental Large Cap Core, Class R6	—	426,084	(426,084)	—	122,566	473,588	807,799	—
Fundamental Large Cap Value	1,445,032	26,148	(1,471,180)	—	—	—	2,934,332	—
Global Absolute Return Strategies	3,240,196	191,326	(376,576)	3,054,946	—	—	(481,959)	31,129,898
Global Bond	725,115	326,584	(95,003)	956,696	306,324	42,010	(13,920)	11,489,922
Global Equity	2,141,737	231,294	(336,511)	2,036,520	440,039	—	43,747	23,175,593
Global Income	1,911,743	91,823	(1,023,290)	980,276	355,499	—	(735,650)	9,293,015
Global Real Estate	712,788	92,135	(93,717)	711,206	120,548	—	(32,368)	7,176,066
Global Shareholder Yield	1,707,628	35,745	(751,350)	992,023	175,077	—	713,083	10,733,684
Global Short Duration Credit	1,524,343	66,764	(395,788)	1,195,319	308,754	—	(424,881)	10,996,930
Health Sciences	1,300,532	441,764	(293,379)	1,448,917	—	1,614,379	(357,768)	6,621,551
High Yield	772,998	37,312	(207,236)	603,074	218,852	—	(52,347)	4,987,421
High Yield (FKA Focused High Yield)	352,113	2,951,404	(512,261)	2,791,256	226,978	—	25,738	9,853,134
International Core	287,002	13,109	(300,111)	—	310,519	—	1,088,280	—
International Growth	—	521,979	(28,558)	493,421	52,954	—	(19,879)	10,712,162
International Growth Opportunities	475,782	7,786	(483,568)	—	40,535	—	(53,294)	—
International Growth Stock	622,157	954,207	(183,359)	1,393,005	258,446	—	(38,162)	17,342,912
International Small Cap	870,732	133,683	(137,498)	866,917	259,696	—	61,761	15,604,507
International Small Company	1,490,405	193,299	(240,752)	1,442,952	362,477	—	159,500	15,497,300
International Value	902,813	25,578	(311,382)	617,009	218,359	—	759,811	9,631,508
International Value Equity	761,179	1,242,961	(293,487)	1,710,653	291,775	—	45,038	13,360,199
Mid Cap Stock	1,372,793	298,099	(63,091)	1,607,801	—	146,789	(56,759)	31,496,815
Mid Value	1,140,974	406,083	(270,518)	1,276,539	171,789	1,670,855	43,434	20,399,096
Natural Resources	1,412,381	10,394	(341,760)	1,081,015	127,126	—	(1,748,855)	13,058,665
Real Estate Equity	521,631	187,769	(95,167)	614,233	124,246	707,939	(36,411)	6,394,166
Real Return Bond	2,953,768	357,737	(737,953)	2,573,552	556,848	—	(98,683)	28,669,369
Redwood	1,031,690	15,560	(1,047,250)	—	—	—	204,470	—
Science & Technology	2,190,531	188,913	(626,813)	1,752,631	40,325	1,791,738	556,035	20,803,728
Short Duration Credit Opportunities	4,304,752	469,537	(1,126,448)	3,647,841	619,373	—	(690,134)	35,311,100
Small Cap Growth	602,112	186,593	(151,329)	637,376	—	—	(302,395)	5,519,676
Small Cap Value	225,017	149,988	(66,005)	309,000	43,290	269,416	43,392	6,584,800
Small Company Growth	234,759	109,501	(52,517)	291,743	—	312,149	(37,193)	5,513,935
Small Company Value	160,117	35,510	(41,912)	153,715	33,592	462,374	134,638	4,411,615

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       93

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Spectrum Income	2,997,329	322,013	(555,055)	2,764,287	469,123	—	(117,968)	29,494,938
Strategic Equity Allocation	29,586,391	2,690,767	(5,067,036)	27,210,122	6,283,540	26,087,787	11,768,491	352,915,277
Strategic Growth	1,327,643	309,643	(410,533)	1,226,753	124,663	694,869	310,085	20,523,576
Strategic Income Opportunities	4,534,783	946,179	(526,177)	4,954,785	666,956	—	(146,254)	52,966,650
Total Return	2,672,168	812,109	(373,064)	3,111,213	757,342	—	(117,863)	41,752,478
U.S. Growth (FKA U.S. Equity)	2,143,430	323,314	(2,466,744)	—	224,984	2,746,276	(1,934,408)	—
U.S. High Yield Bond	756,851	36,572	(160,096)	633,327	265,493	—	(150,172)	7,207,259
Value	734,668	177,861	(171,043)	741,486	138,820	111,122	(17,049)	8,742,118
Value Equity	746,193	430,453	(121,196)	1,055,450	150,518	—	75,692	12,253,773
					$20,608,296	$46,401,843	$15,320,775	$1,326,687,502
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,837,957	108,544	(240,945)	1,705,556	—	—	$41,281	$16,680,338
Active Bond	5,738,265	977,383	(611,835)	6,103,813	$1,093,460	$74,299	(78,731)	61,343,317
Alpha Opportunities	1,012,560	4,483	(827,784)	189,259	49,490	—	1,584,115	2,182,158
Asia Pacific Total Return Bond	1,229,424	153,056	(128,272)	1,254,208	190,610	—	(71,240)	11,827,183
Blue Chip Growth	419,314	45,132	(83,421)	381,025	8,637	757,731	255,218	12,791,010
Capital Appreciation	748,042	283,140	(250,775)	780,407	14,160	1,439,684	(80,057)	12,431,882
Capital Appreciation Value	3,882,449	421,987	(402,687)	3,901,749	793,714	1,552,483	(32,522)	45,065,203
Core Bond	1,345,627	1,022,160	(183,852)	2,183,935	257,822	315,435	(20,931)	28,172,757
Core High Yield	607,536	6,228	(613,764)	—	53,269	—	(639,437)	—
Disciplined Value	360,614	634,289	(343,949)	650,954	100,730	—	558,722	13,207,866
Emerging Markets	1,039,159	57,534	(355,725)	740,968	144,024	—	1,205,708	7,357,817
Emerging Markets Debt	1,576,011	389,329	(182,538)	1,782,802	512,532	—	(118,748)	16,829,653
Emerging Markets Equity	1,041,029	48,351	(303,272)	786,108	43,423	—	(343,463)	7,342,251
Equity Income	760,162	277,769	(184,757)	853,174	238,026	353,082	127,831	16,944,035
Financial Industries	753,834	54,865	(297,269)	511,430	109,399	575,166	727,982	10,172,342
Floating Rate Income	5,817,527	439,691	(806,926)	5,450,292	1,339,138	—	(687,909)	47,145,023
Fundamental Global Franchise	583,485	634,856	(167,195)	1,051,146	94,361	1,280,139	(23,747)	13,191,888
Fundamental Large Cap Core, Class NAV	—	210,988	(2,782)	208,206	—	—	4,560	10,145,879
Fundamental Large Cap Core, Class R6	—	252,601	(252,601)	—	71,570	276,541	479,266	—
Fundamental Large Cap Value	852,833	386	(853,219)	—	—	—	1,999,518	—
Global Absolute Return Strategies	2,613,860	128,237	(259,603)	2,482,494	—	—	(330,886)	25,296,615
Global Bond	1,004,517	356,013	(126,462)	1,234,068	394,957	54,166	(21,540)	14,821,155
Global Equity	1,551,757	268,106	(271,543)	1,548,320	338,688	—	41,050	17,619,885
Global Income	1,857,952	82,065	(1,000,973)	939,044	352,067	—	(717,887)	8,902,142
Global Real Estate	672,260	86,386	(99,051)	659,595	113,052	—	(36,665)	6,655,309
Global Shareholder Yield	1,185,270	78,592	(430,904)	832,958	130,845	—	381,366	9,012,601
Global Short Duration Credit	1,594,450	37,245	(433,957)	1,197,738	319,872	—	(467,401)	11,019,192
Health Sciences	821,364	263,034	(162,353)	922,045	—	1,009,213	(197,887)	4,213,747
High Yield	806,029	60,213	(287,706)	578,536	226,089	—	117,970	4,784,492
High Yield (FKA Focused High Yield)	368,775	3,037,789	(733,749)	2,672,815	231,351	—	34,778	9,435,037
International Core	190,101	8,291	(198,392)	—	205,709	—	782,641	—
International Growth	—	294,420	(18,092)	276,328	24,213	—	(8,913)	5,999,076
International Growth Opportunities	315,235	3,234	(318,469)	—	26,751	—	(59,379)
International Growth Stock	413,730	411,902	(100,740)	724,892	134,926	—	(18,569)	9,024,904
International Small Cap	507,426	52,174	(80,398)	479,202	144,945	—	44,561	8,625,627
International Small Company	862,271	88,087	(153,798)	796,560	202,154	—	130,030	8,555,056
International Value	598,667	69,333	(148,597)	519,403	184,107	—	333,959	8,107,876
International Value Equity	507,333	579,985	(174,891)	912,427	157,078	—	44,742	7,126,052
Mid Cap Stock	809,353	193,146	(30,500)	971,999	—	88,742	(27,091)	19,041,467
Mid Value	669,311	250,900	(170,995)	749,216	101,913	991,227	69,711	11,972,474

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       94

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Natural Resources	1,151,189	6,115	(521,338)	635,966	74,789	—	(2,833,547)	7,682,474
Real Estate Equity	394,057	159,833	(87,662)	466,228	94,228	536,900	(27,671)	4,853,438
Real Return Bond	2,813,522	277,111	(553,488)	2,537,145	536,617	—	(99,808)	28,263,791
Redwood	757,215	8,129	(765,344)	—	—	—	188,851	—
Science & Technology	1,530,679	117,171	(608,810)	1,039,040	24,240	1,077,038	607,978	12,333,402
Short Duration Credit Opportunities	4,705,486	327,356	(1,304,716)	3,728,126	656,776	—	(825,132)	36,088,259
Small Cap Growth	382,858	111,902	(109,823)	384,937	—	—	16,782	3,333,557
Small Cap Value	142,649	86,474	(43,970)	185,153	26,182	162,945	31,038	3,945,619
Small Company Growth	149,209	62,038	(35,096)	176,151	—	189,620	(61,928)	3,329,251
Small Company Value	101,798	18,073	(27,369)	92,502	20,331	279,847	218,401	2,654,808
Spectrum Income	3,243,405	242,466	(656,876)	2,828,995	495,160	—	(118,067)	30,185,376
Strategic Equity Allocation	18,813,199	1,796,359	(3,784,136)	16,825,422	3,957,192	16,429,340	8,202,435	218,225,729
Strategic Growth	773,380	220,900	(252,078)	742,202	76,292	425,253	135,614	12,417,038
Strategic Income Opportunities	4,952,817	595,116	(495,307)	5,052,626	704,103	—	(140,848)	54,012,569
Total Return	3,310,250	679,606	(379,675)	3,610,181	905,066	—	(116,488)	48,448,627
U.S. Growth (FKA U.S. Equity)	1,572,083	237,306	(1,809,389)	—	165,133	2,015,705	(1,345,323)	—
U.S. High Yield Bond	829,646	53,619	(277,304)	605,961	279,945	—	(234,884)	6,895,835
Value	431,074	123,162	(117,282)	436,954	82,514	66,051	14,094	5,151,694
Value Equity	440,435	335,300	(155,965)	619,770	79,856	—	99,621	7,195,528
					$16,581,506	$29,950,607	$8,693,124	$1,008,060,304
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	883,079	65,644	(133,880)	814,843	—	—	$26,734	$7,969,165
Active Bond	3,972,099	378,813	(1,024,437)	3,326,475	$672,623	$40,608	(93,969)	33,431,071
Alpha Opportunities	125,141	1,516	(109,867)	16,790	4,390	—	346,085	193,585
Asia Pacific Total Return Bond	745,121	121,443	(98,588)	767,976	117,022	—	(55,778)	7,242,016
Blue Chip Growth	148,859	15,566	(35,576)	128,849	2,916	255,834	404,529	4,325,456
Capital Appreciation	266,061	130,855	(133,286)	263,630	4,783	486,293	125,191	4,199,630
Capital Appreciation Value	2,000,880	93,170	(371,526)	1,722,524	349,862	684,320	262,521	19,895,149
Core Bond	884,502	1,349,450	(187,641)	2,046,311	215,208	297,751	(24,181)	26,397,413
Core High Yield	301,293	2,708	(304,001)	—	26,446	—	(327,524)	—
Disciplined Value	126,073	252,832	(158,922)	219,983	41,042	—	197,380	4,463,459
Emerging Markets	379,581	37,928	(187,353)	230,156	44,070	—	666,795	2,285,445
Emerging Markets Debt	838,414	227,068	(109,739)	955,743	273,474	—	(67,100)	9,022,210
Emerging Markets Equity	371,435	27,820	(156,031)	243,224	13,591	—	(176,762)	2,271,715
Equity Income	273,574	128,387	(113,586)	288,375	82,676	119,405	104,521	5,727,137
Financial Industries	172,971	11,244	(95,592)	88,623	18,988	99,830	130,975	1,762,705
Floating Rate Income	3,329,838	269,862	(777,069)	2,822,631	723,258	—	(616,806)	24,415,758
Fundamental Global Franchise	232,269	329,282	(100,749)	460,802	41,324	560,612	(8,294)	5,783,059
Fundamental Large Cap Core, Class NAV	—	72,046	(1,903)	70,143	—	—	2,888	3,418,062
Fundamental Large Cap Core, Class R6	—	89,018	(89,018)	—	24,186	93,452	167,981	—
Fundamental Large Cap Value	298,138	2,984	(301,122)	—	—	—	756,198	—
Global Absolute Return Strategies	1,255,852	83,819	(157,003)	1,182,668	—	—	(176,575)	12,051,385
Global Bond	655,617	203,925	(105,700)	753,842	241,860	33,170	(7,034)	9,053,647
Global Equity	669,822	171,170	(162,246)	678,746	147,815	—	25,205	7,724,125
Global Income	917,346	34,922	(505,835)	446,433	176,874	—	(355,382)	4,232,185
Global Real Estate	249,878	39,614	(51,432)	238,060	40,453	—	(17,924)	2,402,025
Global Shareholder Yield	603,450	23,202	(174,911)	451,741	66,439	—	169,904	4,887,842
Global Short Duration Credit	785,377	19,105	(185,006)	619,476	161,726	—	(198,626)	5,699,175
Health Sciences	184,599	56,902	(47,486)	194,015	—	220,016	(56,428)	886,649
High Yield	384,286	24,289	(133,806)	274,769	111,914	—	268,838	2,272,342
High Yield (FKA Focused High Yield)	129,350	1,619,701	(461,925)	1,287,126	115,906	—	20,726	4,543,556

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       95

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Core	68,403	4,225	(72,628)	—	74,140	—	425,399	—
International Growth	—	114,366	(11,053)	103,313	10,057	—	(4,232)	2,242,934
International Growth Opportunities	113,480	3,701	(117,181)	—	9,677	—	(19,471)	—
International Growth Stock	140,568	190,152	(57,280)	273,440	50,671	—	(6,246)	3,404,322
International Small Cap	175,498	27,308	(41,276)	161,530	48,794	—	46,321	2,907,540
International Small Company	298,580	43,193	(71,866)	269,907	68,106	—	86,885	2,898,804
International Value	215,081	33,087	(57,092)	191,076	72,761	—	86,576	2,982,694
International Value Equity	168,047	273,380	(89,184)	352,243	63,365	—	20,872	2,751,019
Mid Cap Stock	291,118	82,549	(21,718)	351,949	—	32,132	18,205	6,894,672
Mid Value	242,145	94,241	(76,455)	259,931	35,384	344,152	68,890	4,153,705
Natural Resources	548,703	2,079	(334,498)	216,284	25,435	—	(1,731,234)	2,612,711
Real Estate Equity	174,626	80,776	(51,853)	203,549	41,320	235,435	(2,749)	2,118,945
Real Return Bond	1,485,046	171,278	(256,713)	1,399,611	290,126	—	(23,541)	15,591,666
Redwood	310,623	1,246	(311,869)	—	—	—	108,172	—
Science & Technology	349,020	21,718	(191,595)	179,143	4,172	185,388	(386,526)	2,126,423
Short Duration Credit Opportunities	2,300,136	181,425	(635,479)	1,846,082	322,857	—	(320,548)	17,870,073
Small Cap Growth	127,819	33,374	(42,336)	118,857	—	—	19,970	1,029,306
Small Cap Value	47,696	29,805	(20,008)	57,493	8,111	50,477	14,012	1,225,166
Small Company Growth	49,772	19,952	(15,296)	54,428	—	58,907	(15,545)	1,028,682
Small Company Value	33,932	5,852	(11,108)	28,676	6,299	86,706	119,543	822,992
Spectrum Income	1,591,868	129,046	(325,293)	1,395,621	243,725	—	40,364	14,891,276
Strategic Equity Allocation	7,017,609	738,547	(1,723,191)	6,032,965	1,426,836	5,923,892	3,814,315	78,247,562
Strategic Growth	275,615	110,898	(135,489)	251,024	25,804	143,832	154,909	4,199,630
Strategic Income Opportunities	2,426,284	342,845	(263,961)	2,505,168	346,646	—	(41,447)	26,780,241
Total Return	2,259,445	276,996	(299,599)	2,236,842	587,766	—	(91,669)	30,018,421
U.S. Growth (FKA U.S. Equity)	809,752	123,836	(933,588)	—	85,067	1,038,377	(652,008)	—
U.S. High Yield Bond	382,792	39,821	(132,008)	290,605	138,072	—	119,285	3,307,080
Value	155,930	42,662	(47,477)	151,115	28,595	22,889	17,713	1,781,645
Value Equity	153,964	121,480	(56,543)	218,901	35,854	—	33,976	2,541,444
					$7,768,486	$11,013,478	$3,394,279	$450,984,919
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	518,573	73,149	(73,067)	518,655	—	—	$17,692	$5,072,449
Active Bond	2,806,230	168,715	(886,105)	2,088,840	$448,846	$25,064	(71,487)	20,992,840
Alpha Opportunities	92,513	2,464	(83,775)	11,202	2,929	—	240,568	129,164
Asia Pacific Total Return Bond	499,838	51,595	(50,674)	500,759	74,950	—	(27,494)	4,722,162
Blue Chip Growth	71,813	5,574	(19,997)	57,390	1,281	112,400	287,473	1,926,595
Capital Appreciation	128,725	66,951	(78,333)	117,343	2,098	213,314	151,480	1,869,280
Capital Appreciation Value	1,002,833	116,100	(151,712)	967,221	184,509	360,894	64,731	11,171,404
Core Bond	612,742	1,008,128	(109,281)	1,511,589	157,166	221,420	(11,895)	19,499,493
Core High Yield	181,836	3,039	(184,875)	—	16,167	—	(213,295)	—
Disciplined Value	60,956	87,159	(50,451)	97,664	23,147	—	49,778	1,981,596
Emerging Markets	158,183	17,756	(79,917)	96,022	18,300	—	252,735	953,499
Emerging Markets Debt	523,135	112,605	(58,324)	577,416	170,040	—	(33,168)	5,450,803
Emerging Markets Equity	158,878	9,581	(66,961)	101,498	5,587	—	(78,557)	947,995
Equity Income	132,273	68,417	(72,324)	128,366	38,003	52,369	80,303	2,549,345
Financial Industries	23,133	—	(23,133)	—	—	—	40,055	—
Floating Rate Income	2,190,638	107,842	(598,785)	1,699,695	453,893	—	(470,558)	14,702,368
Fundamental Global Franchise	121,856	191,298	(50,178)	262,976	23,172	314,362	(8,459)	3,300,347
Fundamental Large Cap Core, Class NAV	—	35,160	(719)	34,441	—	—	985	1,678,317
Fundamental Large Cap Core, Class R6	—	43,186	(43,186)	—	11,714	45,262	79,694	—
Fundamental Large Cap Value	142,001	5,021	(147,022)	—	—	—	371,137	—

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       96

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Absolute Return Strategies	737,506	111,864	(92,269)	757,101	—	—	(73,778)	7,714,859
Global Bond	456,880	97,186	(53,943)	500,123	157,715	21,630	(2,735)	6,006,472
Global Equity	359,817	109,113	(81,373)	387,557	83,207	—	8,392	4,410,401
Global Income	528,760	18,564	(248,646)	298,678	105,124	—	(176,333)	2,831,465
Global Real Estate	117,521	18,109	(21,638)	113,992	19,179	—	(8,151)	1,150,182
Global Shareholder Yield	315,241	13,549	(48,107)	280,683	37,075	—	37,200	3,036,987
Global Short Duration Credit	457,890	12,675	(103,675)	366,890	96,104	—	(110,440)	3,375,392
High Yield	235,251	11,903	(63,566)	183,588	68,381	—	118,636	1,518,273
High Yield (FKA Focused High Yield)	80,661	973,865	(192,611)	861,915	70,424	—	7,167	3,042,559
International Core	30,371	1,949	(32,320)	—	33,530	—	158,406	—
International Growth	—	55,557	(4,795)	50,762	5,818	—	(1,688)	1,102,046
International Growth Opportunities	50,272	1,594	(51,866)	—	4,342	—	7,535	—
International Growth Stock	57,704	106,518	(27,305)	136,917	24,932	—	(3,738)	1,704,613
International Small Cap	77,367	7,588	(13,433)	71,522	21,268	—	24,609	1,287,395
International Small Company	132,607	12,645	(26,000)	119,252	29,663	—	39,659	1,280,770
International Value	95,992	21,469	(25,155)	92,306	34,922	—	24,524	1,440,899
International Value Equity	66,373	153,754	(41,947)	178,180	31,757	—	9,425	1,391,586
Mid Cap Stock	131,626	32,780	(8,641)	155,765	—	14,221	5,685	3,051,434
Mid Value	109,419	42,313	(32,585)	119,147	15,968	155,307	27,572	1,903,972
Natural Resources	267,235	950	(169,386)	98,799	11,619	—	(808,096)	1,193,489
Real Estate Equity	97,529	48,429	(26,504)	119,454	23,751	135,329	(6,117)	1,243,511
Real Return Bond	925,657	75,673	(110,439)	890,891	182,483	—	(19,201)	9,924,524
Redwood	190,128	2,783	(192,911)	—	—	—	68,971	—
Science & Technology	46,362	612	(46,974)	—	—	—	(23,136)	—
Short Duration Credit Opportunities	1,360,026	49,306	(347,376)	1,061,956	191,010	—	(151,379)	10,279,732
Short Term Government Income	—	60,584	(4,323)	56,261	2,551	—	(191)	532,795
Small Cap Growth	51,664	74,364	(28,977)	97,051	—	—	4,559	840,458
Small Cap Value	19,273	31,468	(11,626)	39,115	5,429	33,785	6,942	833,532
Small Company Growth	20,068	501	(20,569)	—	—	—	(3,918)	—
Small Company Value	13,700	540	(14,240)	—	—	—	124,001	—
Spectrum Income	945,648	33,862	(173,688)	805,822	144,448	—	43,729	8,598,121
Strategic Equity Allocation	3,335,087	400,983	(813,836)	2,922,234	688,773	2,859,621	1,628,451	37,901,379
Strategic Growth	132,963	58,910	(80,149)	111,724	11,329	63,149	124,820	1,869,144
Strategic Income Opportunities	1,438,637	140,882	(141,325)	1,438,194	205,026	—	22,177	15,374,289
Total Return	1,599,194	93,319	(241,276)	1,451,237	402,047	—	(74,988)	19,475,600
U.S. Growth (FKA U.S. Equity)	429,640	70,596	(500,236)	—	45,836	559,500	(318,478)	—
U.S. High Yield Bond	223,972	26,318	(59,665)	190,625	81,675	—	31,834	2,169,318
Value	70,473	20,634	(21,835)	69,272	12,896	10,323	(7,770)	816,720
Value Equity	74,783	65,206	(42,545)	97,444	16,134	—	40,973	1,131,320
					$4,496,218	$5,197,950	$1,496,848	$255,380,894

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       97

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       98

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF355215	LCSA 2/17 4/17

JOHN HANCOCK

# Funds II

2.28.17 **Semiannual Report**

John Hancock Funds II

Annual report — table of contents

Sector or portfolio composition	3
Shareholder expense example	7
Portfolio of investments (See below for each fund’s page #)	11
Statements of assets and liabilities	220
Statements of operations	229
Statements of changes in net assets	238
Statement of cash flows	244
Financial highlights	246
Notes to financial statements	255
Trustees and officers information	296
For more information	301

Fund	Portfolio of investments
Active Bond Fund	11
Alpha Opportunities Fund	32
Asia Pacific Total Return Bond Fund	35
Capital Appreciation Fund	38
Capital Appreciation Value Fund	39
Core Bond Fund	45
Fundamental Global Franchise Fund	54
Global Bond Fund	54
Global Real Estate Fund	69
Health Sciences Fund	71
High Yield Fund	72
International Growth Stock Fund	80
International Small Cap Fund	81
International Strategic Equity Allocation Fund	83
International Value Fund	99
Investment Quality Bond Fund	100
Mid Cap Stock Fund	114
Mid Value Fund	116
Multi-Index Lifestyle Aggressive Portfolio	119
Multi-Index Lifestyle Balanced Portfolio	119
Multi-Index Lifestyle Conservative Portfolio	120
Multi-Index Lifestyle Growth Portfolio	120
Multi-Index Lifestyle Moderate Portfolio	121
Real Estate Equity Fund	121
Real Estate Securities Fund	122
Real Return Bond Fund	123
Science & Technology Fund	132
Short Term Government Income Fund	133
Small Cap Growth Fund	134
Small Company Growth Fund	137
Small Company Value Fund	139
Strategic Equity Allocation Fund	141
Total Return Fund	178
U.S. High Yield Bond Fund	191
U.S. Strategic Equity Allocation Fund	196
Value Fund	217

John Hancock Funds II

Sector or portfolio composition

Active Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	43.7
U.S. Government Agency	16.0
Collateralized mortgage obligations	13.6
U.S. Government	13.3
Asset backed securities	9.1
Preferred securities	0.4
Capital preferred securities	0.3
Foreign government obligations	0.2
Term loans	0.1
Municipal bonds	0.1
Short-term investments and other	3.2

Alpha Opportunities Fund

Sector Composition*	% of Total
Information technology	21.2
Financials	20.4
Industrials	13.9
Consumer discretionary	11.1
Health care	10.7
Materials	4.8
Consumer staples	4.6
Energy	4.1
Real estate	2.9
Utilities	1.6
Telecommunication services	0.3
Short-term investments and other	4.4

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	53.2
Foreign government obligations	40.0
U.S. Government	2.1
Other assets and liabilities, net	4.7

Capital Appreciation Fund

Sector Composition*	% of Total
Information technology	46.0
Consumer discretionary	26.2
Health care	11.6
Financials	4.1
Industrials	4.1
Consumer staples	3.7
Energy	3.3
Materials	0.9
Short-term investments and other	0.1

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	59.5
Corporate bonds	21.4
Preferred securities	2.4
Term loans	2.3
Short-term investments and other	14.4

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government	30.6
U.S. Government Agency	25.3
Corporate bonds	21.5
Asset backed securities	12.9
Collateralized mortgage obligations	4.7
Foreign government obligations	1.6
Municipal bonds	0.6
Short-term investments	2.8

Fundamental Global Franchise Fund

Sector Composition*	% of Total
Consumer staples	35.3
Information technology	20.0
Consumer discretionary	19.8
Industrials	5.4
Health care	4.5
Real estate	3.6
Financials	2.6
Short-term investments and other	8.8

Global Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	40.0
Foreign government obligations	19.3
Collateralized mortgage obligations	14.3
U.S. Government Agency	10.9
U.S. Government	5.8
Asset backed securities	3.3
Term loans	0.4
Purchased options	0.2
Escrow shares	0.1
Short-term investments and other	5.7

Global Real Estate Fund

Portfolio Composition*	% of Total
Retail REITs	20.5
Office REITs	14.4
Residential REITs	11.1
Real estate operating companies	9.3
Diversified REITs	9.0
Diversified real estate activities	8.3
Health care REITs	6.8
Specialized REITs	6.2
Industrial REITs	6.1
Hotel and resort REITs	3.9
Real estate development	1.7
Health care facilities	0.9
IT consulting & other services	0.6
Industrial conglomerates	0.2
Short-term investments and other	1.0

Health Sciences Fund

Industry Composition*	% of Total
Biotechnology	36.9
Health care providers and services	23.4
Health care equipment and supplies	15.5
Pharmaceuticals	14.9
Life sciences tools and services	5.7
Food and staples retailing	1.9
Health care technology	0.8
Specialty retail	0.3
Software	0.1
Short-term investments and other	0.5

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	87.5
Term loans	4.5
Common stocks	2.2
Preferred securities	1.7
Foreign government obligations	1.0
Convertible bonds	0.8
Collateralized mortgage obligations	0.4
Short-term investments and other	1.9

International Growth Stock Fund

Sector Composition*	% of Total
Financials	19.9
Information technology	17.8
Consumer discretionary	16.9
Industrials	12.6
Consumer staples	10.6
Health care	8.5
Energy	4.8
Materials	2.1
Short-term investments and other	6.8

John Hancock Funds II

Sector or portfolio composition

International Small Cap Fund

Sector Composition*	% of Total
Consumer discretionary	22.8
Industrials	19.4
Financials	15.4
Information technology	10.9
Consumer staples	8.3
Health care	6.5
Energy	4.6
Materials	4.5
Real estate	3.4
Short-term investments and other	4.2

International Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	23.8
Industrials	11.1
Consumer discretionary	10.3
Consumer staples	9.5
Information technology	8.4
Health care	8.3
Materials	8.0
Energy	6.0
Telecommunication services	4.1
Real estate	2.9
Utilities	2.9
Short-term investments and other	4.7

International Value Fund

Sector Composition*	% of Total
Financials	23.8
Health care	15.5
Energy	15.5
Information technology	10.6
Consumer discretionary	7.8
Materials	7.3
Industrials	7.1
Telecommunication services	6.8
Consumer staples	1.4
Utilities	1.0
Short-term investments and other	3.2

Investment Quality Bond Fund

Portfolio Composition**	% of Total
Corporate bonds	26.8
U.S. Government Agency	25.6
Asset backed securities	15.0
U.S. Government	14.8
Collateralized mortgage obligations	7.8
Foreign government obligations	1.4
Municipal bonds	0.8
Term loans	0.4
Short-term investments	7.4

Mid Cap Stock Fund

Sector Composition*	% of Total
Information technology	35.4
Health care	15.6
Consumer discretionary	15.2
Industrials	11.4
Financials	7.2
Energy	5.1
Real estate	3.3
Consumer staples	2.8
Materials	2.4
Short-term investments and other	1.6

Mid Value Fund

Sector Composition*	% of Total
Financials	22.3
Health care	10.3
Consumer discretionary	10.1
Consumer staples	9.4
Energy	8.9
Industrials	8.6
Materials	7.0
Real estate	6.8
Utilities	4.8
Information technology	2.8
Telecommunication services	0.2
Short-term investments and other	8.8

Multi-Index Lifestyle Aggressive Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	67.1
Large Blend	67.1
Unaffiliated investment companies	32.8
Equity	32.8
Short-term investments and other	0.1

Multi-Index Lifestyle Balanced Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	39.5
Large Blend	39.5
Unaffiliated investment companies	60.5
Fixed Income	40.8
Equity	19.7

Multi-Index Lifestyle Conservative Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	12.3
Large Blend	12.3
Unaffiliated investment companies	87.7
Fixed Income	79.9
Equity	7.8

Multi-Index Lifestyle Growth Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	53.0
Large Blend	53.0
Unaffiliated investment companies	47.0
Equity	26.0
Fixed Income	21.0

Multi-Index Lifestyle Moderate Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	26.1
Large Blend	26.1
Unaffiliated investment companies	73.9
Fixed Income	61.1
Equity	12.8

Real Estate Equity Fund

Portfolio Composition*	% of Total
Retail REITs	29.2
Office REITs	21.8
Residential REITs	19.2
Industrial REITs	9.3
Specialized REITs	5.3
Hotel and resort REITs	4.7
Health care REITs	2.4
Hotels, resorts and cruise lines	1.4
Diversified REITs	0.9
Diversified real estate activities	0.9
Real estate operating companies	0.1
Short-term investments and other	4.8

John Hancock Funds II

Sector or portfolio composition

Real Estate Securities Fund

Portfolio Composition*	% of Total
Retail REITs	19.0
Residential REITs	16.8
Office REITs	16.1
Specialized REITs	14.9
Health care REITs	11.7
Diversified REITs	7.6
Industrial REITs	7.3
Hotel and resort REITs	6.2
IT consulting & other services	0.1
Short-term investments and other	0.3

Real Return Bond Fund

Portfolio Composition**	% of Total
U.S. Government	82.3
Corporate bonds	4.4
U.S. Government Agency	2.6
Asset backed securities	1.9
Foreign government obligations	1.6
Collateralized mortgage obligations	1.3
Purchased options	0.3
Short-term investments	5.6

Science & Technology Fund

Sector Composition*	% of Total
Information technology	71.4
Consumer discretionary	17.3
Health care	1.7
Industrials	0.9
Real estate	0.6
Telecommunication services	0.5
Short-term investments and other	7.6

Short Term Government Income Fund

Portfolio Composition*	% of Total
U.S. Government Agency	66.9
U.S. Government	27.0
Collateralized mortgage obligations	4.0
Short-term investments and other	2.1

Small Cap Growth Fund

Sector Composition*	% of Total
Information technology	31.4
Health care	18.0
Industrials	17.4
Consumer discretionary	13.2
Financials	8.1
Real estate	3.7
Materials	3.5
Energy	2.8
Consumer staples	0.6
Utilities	0.4
Short-term investments and other	0.9

Small Company Growth Fund

Sector Composition*	% of Total
Information technology	27.3
Health care	22.0
Industrials	15.5
Consumer discretionary	11.1
Financials	8.0
Energy	4.4
Materials	3.8
Real estate	3.4
Consumer staples	2.4
Short-term investments and other	2.1

Small Company Value Fund

Sector Composition*	% of Total
Financials	31.1
Industrials	12.9
Consumer discretionary	10.5
Information technology	10.3
Real estate	8.6
Utilities	6.3
Health care	6.3
Materials	4.7
Energy	4.4
Consumer staples	3.8
Short-term investments and other	1.1

Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	19.8
Information technology	15.7
Industrials	11.0
Consumer discretionary	10.2
Health care	9.7
Consumer staples	8.5
Energy	6.9
Materials	4.8
Real estate	3.3
Telecommunication services	2.9
Utilities	2.6
Short-term investments and other	4.6

Total Return Fund

Portfolio Composition**	% of Total
U.S. Government Agency	33.2
Corporate bonds	20.9
U.S. Government	12.7
Collateralized mortgage obligations	8.7
Asset backed securities	7.6
Municipal bonds	1.6
Foreign government obligations	0.7
Preferred securities	0.2
Term loans	0.2
Short-term investments	14.2

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	94.0
Term loans	2.5
Common stocks	1.3
Convertible bonds	0.6
Rights	0.1
Short-term investments and other	1.5

U.S. Strategic Equity Allocation Fund

Sector Composition*	% of Total
Information technology	20.8
Financials	17.5
Industrials	11.1
Health care	10.9
Consumer discretionary	10.2
Consumer staples	7.9
Energy	7.5
Real estate	3.6
Materials	2.8
Utilities	2.5
Telecommunication services	2.2
Short-term investments and other	3.0

John Hancock Funds II
Sector or portfolio composition

Value Fund

Sector Composition*	% of Total
Financials	23.7
Industrials	13.7
Information technology	13.5
Energy	9.4
Health care	8.9
Consumer discretionary	8.0
Materials	6.0
Real estate	5.9
Utilities	3.9
Consumer staples	2.4
Telecommunication services	1.0
Short-term investments and other	3.6

*	As a percentage of net assets.

**	As a percentage of total investments.

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 through February 28, 2017).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1] 9/1/2016– 2/28/2017	Annualized Expense Ratio
Active Bond Fund
Class 1 — Actual	$1,000.00	$990.70	$3.41	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class NAV — Actual	1,000.00	990.90	3.16	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$1,068.80	$5.13	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$994.00	$3.91	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,084.00	$4.03	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,084.40	3.77	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,048.10	$4.11	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1] 9/1/2016– 2/28/2017	Annualized Expense Ratio
Core Bond Fund
Class 1 — Actual	$1,000.00	$979.50	$3.24	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Class NAV — Actual	1,000.00	979.80	2.99	0.61%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$1,007.90	$6.32	1.27%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Class I — Actual	1,000.00	1,009.60	4.78	0.96%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Class R6 — Actual[2]	1,000.00	1,018.70	0.36	0.86%
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Class NAV — Actual	1,000.00	1,010.80	4.24	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Global Bond Fund
Class 1 — Actual	$1,000.00	$946.00	$4.00	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	946.50	3.76	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$965.50	$4.78	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Health Sciences Fund
Class NAV — Actual	1,000.00	1,080.70	5.47	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
High Yield Fund
Class 1 — Actual	$1,000.00	$1,061.70	$3.99	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,061.40	3.73	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
International Growth Stock Fund
Class NAV — Actual	$1,000.00	$1,008.50	$4.23	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,031.90	$5.54	1.10%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Class NAV — Actual	1,000.00	1,031.80	5.29	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
International Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,049.10	$2.18	0.58%[4]
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%[4]
International Value Fund
Class 1 — Actual	$1,000.00	$1,083.30	$4.65	0.90%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class NAV — Actual	1,000.00	1,083.30	4.39	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$987.30	$3.30	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class NAV — Actual	1,000.00	987.60	3.06	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,034.80	$4.59	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class NAV — Actual	1,000.00	1,035.60	4.34	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1] 9/1/2016– 2/28/2017	Annualized Expense Ratio
Mid Value Fund
Class NAV — Actual	$1,000.00	$1,106.90	$4.91	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6 — Actual	$1,000.00	$1,083.40	$1.34	0.26%[3]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.30	0.26%[3]
Class 1 — Actual	1,000.00	1,083.10	1.50	0.29%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
Multi-Index Lifestyle Balanced Portfolio
Class R6 — Actual	$1,000.00	$1,047.00	$1.88	0.37%[3]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[3]
Class 1 — Actual	1,000.00	1,046.80	2.03	0.40%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[3]
Multi-Index Lifestyle Conservative Portfolio
Class R6 — Actual	$1,000.00	$1,007.30	$2.49	0.50%[3]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%[3]
Class 1 — Actual	1,000.00	1,007.20	2.69	0.54%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%[3]
Multi-Index Lifestyle Growth Portfolio
Class R6 — Actual	$1,000.00	$1,064.30	$1.59	0.31%[3]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[3]
Class 1 — Actual	1,000.00	1,064.00	1.79	0.35%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%[3]
Multi-Index Lifestyle Moderate Portfolio
Class R6 — Actual	$1,000.00	$1,026.70	$2.21	0.44%[3]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%[3]
Class 1 — Actual	1,000.00	1,025.60	2.36	0.47%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%[3]
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$975.80	$4.36	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$980.80	$3.83	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$998.90	$3.96	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Class NAV — Actual	1,000.00	999.10	3.72	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Science & Technology Fund
Class NAV — Actual	$1,000.00	$1,108.90	$5.39	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$993.20	$3.06	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$1,093.40	$5.71	1.10%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,086.90	$5.43	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$1,134.70	$5.77	1.09%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Class NAV — Actual	1,000.00	1,134.90	5.51	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1] 9/1/2016– 2/28/2017	Annualized Expense Ratio
Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,085.80	$2.74	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Total Return Fund
Class NAV — Actual	$1,000.00	$993.00	$3.16	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,055.40	$4.28	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class NAV — Actual	1,000.00	1,055.70	4.03	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
U.S. Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,109.70	$2.42	0.54%[5]
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.72	0.54%[5]
Value Fund
Class NAV — Actual	$1,000.00	$1,118.70	$3.89	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

[1]	Expenses are equal to the funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	The inception date for Class R6 of Fundamental Global Franchise Fund is 2-13-17. Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 16/365 (to reflect the period).

[3]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Portfolio	Range
Multi-Index Lifestyle Aggressive Portfolio	0.05% – 0.54%
Multi-Index Lifestyle Balanced Portfolio	0.05% – 0.65%
Multi-Index Lifestyle Conservative Portfolio	0.05% – 0.65%
Multi-Index Lifestyle Growth Portfolio	0.05% – 0.65%
Multi-Index Lifestyle Moderate Portfolio	0.05% – 0.65%

[4]	The commencement of operations for International Strategic Equity Allocation is 10-17-16. Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period).

[5]	The inception date for U.S. Strategic Equity Allocation is 9-26-16. Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period).

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 29.3%
U.S. Government – 13.3%
Treasury Inflation Protected Securities
0.375%, 07/15/2025 to 01/15/2027	$	15,851,850	$15,956,305
U.S. Treasury Bonds
2.500%, 02/15/2045		12,818,000	11,632,835
2.750%, 11/15/2042		18,930,000	18,183,893
2.875%, 11/15/2046		57,577,000	56,499,677
U.S. Treasury Notes
1.500%, 02/28/2023 to 03/31/2023		38,000,000	36,730,072
1.625%, 03/31/2019		8,000,000	8,058,128
2.000%, 07/31/2020 to 02/15/2025		16,300,000	16,290,602
2.125%, 09/30/2021		8,000,000	8,086,872
2.250%, 03/31/2021 to 02/15/2027		104,262,000	103,470,657
2.375%, 05/31/2018		3,700,000	3,761,860
			278,670,901
U.S. Government Agency – 16.0%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 10/01/2046		16,256,578	16,227,627
3.500%, 01/01/2042 to 10/01/2046		17,308,302	17,877,895
4.000%, 01/01/2041 to 02/01/2044		7,961,924	8,417,359
4.500%, 09/01/2041 to 10/01/2041		4,831,046	5,206,307
5.000%, 03/01/2041		2,038,776	2,242,175
Federal National Mortgage Association
2.681%, 05/01/2035 (P)		318,696	331,885
2.840%, 04/01/2036 (P)		67,331	70,401
3.000%, TBA (C)		64,250,000	63,800,777
3.000%, 07/01/2027 to 05/01/2043		15,670,194	15,744,653
3.091%, 01/01/2036 (P)		282,350	296,027
3.371%, 07/01/2033 (P)		826	871
3.500%, TBA (C)		36,000,000	36,887,522
3.500%, 02/01/2026 to 07/01/2046		40,556,129	41,905,102
4.000%, TBA (C)		14,500,000	15,235,434
4.000%, 12/01/2024 to 10/01/2046		56,208,088	59,379,451
4.500%, 02/01/2041 to 11/01/2042		22,601,128	24,421,637
5.000%, 05/01/2018 to 04/01/2041		9,157,248	10,103,694
5.500%, 02/01/2018 to 03/01/2039		8,635,992	9,658,899
6.000%, 09/01/2022 to 02/01/2036		1,805,863	2,045,112
6.250%, 05/15/2029		157,000	210,889
6.500%, 01/01/2039 to 06/01/2039		877,732	1,005,972
7.000%, 04/01/2017 to 06/01/2032		4,701	5,497
7.500%, 09/01/2029 to 08/01/2031		934	1,100
Government National Mortgage Association
4.000%, 02/15/2041		3,268,432	3,488,467
5.000%, 04/15/2035		10,845	11,928
5.500%, 03/15/2035		6,669	7,559
6.000%, 03/15/2033 to 06/15/2033		5,418	6,232
6.500%, 09/15/2028 to 08/15/2031		1,235	1,426
7.000%, 04/15/2029		993	1,160
8.000%, 10/15/2026		490	576
			334,593,634
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $605,919,099)			$613,264,535
FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Argentina – 0.2%
City of Buenos Aires
7.500%, 06/01/2027 (S)		450,000	462,375
Provincia de Buenos Aires
7.875%, 06/15/2027 (S)		1,260,000	1,259,622
9.125%, 03/16/2024 (S)		300,000	331,500
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina
6.875%, 01/26/2027 (S)	$	585,000	$584,298
7.500%, 04/22/2026 (S)		1,105,000	1,157,488
8.280%, 12/31/2033		694,009	740,854
Republic of Argentina, GDP-Linked Note
4.678%, 12/15/2035 (I)*	ARS	393,449	2,746
			4,538,883
Mexico – 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	12,420
Panama – 0.0%
Republic of Panama
8.875%, 09/30/2027	$	6,000	8,445
9.375%, 04/01/2029		1,000	1,464
			9,909
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,291,351)			$4,561,212
CORPORATE BONDS – 43.7%
Consumer discretionary – 4.4%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,101,845
6.150%, 02/15/2041		700,000	842,855
6.650%, 11/15/2037		865,000	1,083,779
6.750%, 01/09/2038		2,000	2,394
7.750%, 12/01/2045		9,000	12,754
Advance Auto Parts, Inc.
4.500%, 12/01/2023		2,350,000	2,479,043
Altice Financing SA
6.500%, 01/15/2022 (S)		350,000	366,188
6.625%, 02/15/2023 (S)		605,000	636,763
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,059,938
American Honda Finance Corp.
1.700%, 02/22/2019		1,380,000	1,379,939
AutoNation, Inc.
4.500%, 10/01/2025		665,000	683,116
AutoZone, Inc.
3.125%, 04/21/2026		1,465,000	1,409,641
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	956,470
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		406,000	418,687
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		720,000	648,000
Charter Communications Operating LLC
6.484%, 10/23/2045		2,345,000	2,726,194
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		995,000	1,000,592
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		827,000	856,458
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,303,631
Eldorado Resorts, Inc.
7.000%, 08/01/2023		425,000	451,563
Expedia, Inc.
5.000%, 02/15/2026		2,620,000	2,761,601
Ford Motor Company
4.750%, 01/15/2043		725,000	701,187
Ford Motor Credit Company LLC
2.551%, 10/05/2018		840,000	846,825
5.875%, 08/02/2021		2,823,000	3,156,320

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Company
4.875%, 10/02/2023	$	2,230,000	$2,390,892
6.250%, 10/02/2043		1,215,000	1,384,765
General Motors Financial Company, Inc.
3.450%, 04/10/2022		895,000	907,049
4.000%, 01/15/2025		1,950,000	1,964,654
4.300%, 07/13/2025		533,000	542,951
5.250%, 03/01/2026		785,000	850,472
GLP Capital LP
5.375%, 04/15/2026		800,000	837,000
Grain Spectrum Funding II LLC
3.290%, 10/10/2034 (S)		763,856	757,118
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,000,581
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (S)		485,000	511,675
Hyatt Hotels Corp.
3.375%, 07/15/2023		1,590,000	1,596,204
International Game Technology PLC
6.500%, 02/15/2025 (S)		765,000	835,763
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (S)		243,000	249,683
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		1,310,000	1,241,225
L Brands, Inc.
6.625%, 04/01/2021		1,265,000	1,391,500
6.875%, 11/01/2035		880,000	845,900
Lear Corp.
5.250%, 01/15/2025		1,077,000	1,147,005
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (S)		560,000	576,100
Marriott International, Inc.
3.125%, 06/15/2026		1,500,000	1,442,267
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (S)		295,000	288,363
MDC Holdings, Inc.
5.500%, 01/15/2024		1,330,000	1,376,550
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		780,000	754,650
Midcontinent Communications
6.875%, 08/15/2023 (S)		760,000	818,900
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)		955,000	978,951
Myriad International Holdings BV
5.500%, 07/21/2025 (S)		1,595,000	1,664,383
Nemak SAB de CV
5.500%, 02/28/2023 (S)		949,000	967,980
Newell Brands, Inc.
2.150%, 10/15/2018		483,000	485,766
4.200%, 04/01/2026		2,780,000	2,924,354
Omnicom Group, Inc.
3.600%, 04/15/2026		2,660,000	2,668,581
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)		1,740,000	1,646,652
QVC, Inc.
4.375%, 03/15/2023		1,555,000	1,569,816
5.125%, 07/02/2022		975,000	1,031,722
5.450%, 08/15/2034		1,155,000	1,078,031
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022		1,000,000	1,119,700
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020		1,400,000	1,412,025
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)		370,000	375,550
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International
5.375%, 05/15/2024	$	850,000	$900,490
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)		1,115,000	1,147,056
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		915,000	952,744
5.375%, 04/15/2025 to 07/15/2026 (S)		2,050,000	2,093,228
Time Warner Cable LLC
5.500%, 09/01/2041		1,000,000	1,033,933
8.250%, 04/01/2019		1,100,000	1,229,829
Time Warner Companies, Inc.
7.570%, 02/01/2024		34,000	41,966
Time Warner Entertainment Company LP
8.375%, 07/15/2033		535,000	719,060
Time Warner, Inc.
3.400%, 06/15/2022		1,500,000	1,524,482
3.800%, 02/15/2027		1,395,000	1,380,587
7.625%, 04/15/2031		9,000	12,144
Toll Brothers Finance Corp.
4.000%, 12/31/2018		1,400,000	1,436,750
4.375%, 04/15/2023		1,000,000	1,015,000
Under Armour, Inc.
3.250%, 06/15/2026		500,000	450,233
Viacom, Inc.
4.375%, 03/15/2043		2,576,000	2,261,671
6.125%, 10/05/2017		1,500,000	1,539,078
Vista Outdoor, Inc.
5.875%, 10/01/2023 (L)		1,022,000	1,014,335
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)		67,905	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)		656,000	664,200
6.750%, 04/15/2022 (S)		1,220,000	1,284,172
Yum! Brands, Inc.
3.875%, 11/01/2023		1,400,000	1,372,000
6.250%, 03/15/2018		88,000	91,520
6.875%, 11/15/2037		250,000	256,250
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)		910,000	937,300
			91,878,589
Consumer staples – 2.0%
Anheuser-Busch Companies LLC
6.500%, 02/01/2043		10,000	13,274
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046		3,495,000	3,839,932
Anheuser-Busch InBev Worldwide, Inc.
6.500%, 07/15/2018		470,000	500,990
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026		1,500,000	1,450,389
8.500%, 06/15/2019		870,000	991,274
Cargill, Inc.
4.760%, 11/23/2045 (S)		824,000	894,506
CVS Health Corp.
2.875%, 06/01/2026		735,000	704,911
5.125%, 07/20/2045		1,770,000	1,972,998
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)		304,941	396,094
Embotelladora Andina SA
5.000%, 10/01/2023 (S)		1,000,000	1,078,651
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043		2,000,000	1,914,143
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)		1,000,000	1,056,242

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company
2.000%, 07/02/2018	$	1,386,000	$1,389,561
4.875%, 02/15/2025 (S)		705,000	753,502
5.200%, 07/15/2045		1,438,000	1,519,162
6.125%, 08/23/2018		429,000	455,461
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)		821,000	838,446
McCormick & Company, Inc.
5.750%, 12/15/2017		1,000,000	1,032,972
Molson Coors Brewing Company
1.450%, 07/15/2019		1,330,000	1,313,084
3.000%, 07/15/2026		1,310,000	1,249,225
Mondelez International Holdings Netherlands BV
1.625%, 10/28/2019 (S)		1,485,000	1,463,868
Post Holdings, Inc.
5.750%, 03/01/2027 (S)		670,000	677,960
7.750%, 03/15/2024 (S)		1,100,000	1,221,000
Revlon Consumer Products Corp.
5.750%, 02/15/2021		775,000	780,813
6.250%, 08/01/2024 (L)		875,000	899,063
Reynolds American, Inc.
3.250%, 11/01/2022		2,000,000	2,013,240
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)		1,590,000	1,534,755
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)		1,120,000	1,106,000
The Clorox Company
5.950%, 10/15/2017		500,000	513,830
The Kroger Company
6.800%, 12/15/2018		920,000	997,587
7.000%, 05/01/2018		580,000	614,601
Tops Holding II Corp.
8.750%, 06/15/2018		408,000	363,120
Tops Holding LLC
8.000%, 06/15/2022 (S)		1,285,000	1,060,125
Vector Group, Ltd.
6.125%, 02/01/2025 (S)		530,000	545,900
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018		2,810,000	2,815,038
4.650%, 06/01/2046		280,000	285,858
Whole Foods Market, Inc.
5.200%, 12/03/2025		2,065,000	2,196,284
			42,453,859
Energy – 6.0%
Anadarko Petroleum Corp.
4.500%, 07/15/2044		1,100,000	1,062,956
5.550%, 03/15/2026 (L)		2,200,000	2,470,446
8.700%, 03/15/2019		500,000	565,601
Antero Midstream Partners LP
5.375%, 09/15/2024 (S)		1,095,000	1,111,425
Apache Corp.
5.100%, 09/01/2040		1,000,000	1,062,804
6.900%, 09/15/2018		455,000	489,303
Boardwalk Pipelines LP
3.375%, 02/01/2023		1,150,000	1,133,463
4.450%, 07/15/2027		518,000	531,042
BP Capital Markets PLC
2.750%, 05/10/2023		720,000	709,283
4.750%, 03/10/2019		1,000,000	1,056,281
Buckeye Partners LP
3.950%, 12/01/2026		1,500,000	1,489,613
4.875%, 02/01/2021		1,104,000	1,174,487
CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
5.950%, 06/01/2041	$	1,177,000	$1,367,712
Cenovus Energy, Inc.
4.450%, 09/15/2042		1,475,000	1,320,119
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025 (S)		605,000	641,300
Cimarex Energy Company
4.375%, 06/01/2024		1,690,000	1,777,676
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)		10,000	11,142
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (S)		920,000	898,840
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025		1,830,000	1,942,327
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036		1,000,000	1,181,759
ConocoPhillips Company
2.875%, 11/15/2021		1,250,000	1,261,691
5.950%, 03/15/2046		1,425,000	1,757,956
Continental Resources, Inc.
4.900%, 06/01/2044		2,100,000	1,842,750
5.000%, 09/15/2022		1,928,000	1,966,560
DCP Midstream Operating LP
2.700%, 04/01/2019		935,000	927,988
9.750%, 03/15/2019 (S)		1,010,000	1,138,775
DCP Midstream Operating LP (5.850% to 05/21/2023, then 3 month LIBOR + 3.850%)
05/21/2043(S)		955,000	892,925
Devon Energy Corp.
5.000%, 06/15/2045		1,400,000	1,426,898
Devon Financing Company LLC
7.875%, 09/30/2031		1,060,000	1,386,934
Enbridge Energy Partners LP
4.375%, 10/15/2020		810,000	853,785
5.500%, 09/15/2040		1,675,000	1,703,634
7.500%, 04/15/2038		600,000	731,582
Enbridge, Inc.
4.250%, 12/01/2026		1,120,000	1,157,000
Encana Corp.
6.500%, 08/15/2034		1,000,000	1,144,280
Energen Corp.
4.625%, 09/01/2021		1,000,000	997,500
Energy Transfer Partners LP
4.200%, 04/15/2027		1,349,000	1,355,064
5.150%, 03/15/2045		1,265,000	1,233,495
5.950%, 10/01/2043		700,000	741,300
6.700%, 07/01/2018		700,000	741,368
9.700%, 03/15/2019		623,000	712,286
EnLink Midstream Partners LP
4.850%, 07/15/2026		2,350,000	2,466,656
Enterprise Products Operating LLC
4.742%, 08/01/2066 (P)		1,285,000	1,275,363
4.850%, 08/15/2042		500,000	517,349
6.125%, 10/15/2039		1,000,000	1,178,706
6.300%, 09/15/2017		820,000	840,785
6.875%, 03/01/2033		209,000	261,330
EQT Corp.
4.875%, 11/15/2021		1,625,000	1,747,359
Fortive Corp.
3.150%, 06/15/2026 (S)		2,300,000	2,279,916
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)		295,000	293,525

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Halliburton Company
3.800%, 11/15/2025	$	1,000,000	$1,027,230
Hess Corp.
5.600%, 02/15/2041		2,250,000	2,309,200
5.800%, 04/01/2047		1,500,000	1,594,703
Kerr-McGee Corp.
6.950%, 07/01/2024		705,000	843,609
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021		500,000	538,878
7.300%, 08/15/2033		212,000	255,273
7.750%, 03/15/2032		755,000	954,954
Kinder Morgan, Inc.
4.300%, 06/01/2025		565,000	581,003
5.550%, 06/01/2045		2,800,000	2,951,273
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		1,220,000	1,234,030
Marathon Oil Corp.
6.800%, 03/15/2032		760,000	871,039
National Oilwell Varco, Inc.
2.600%, 12/01/2022		2,400,000	2,299,457
Newfield Exploration Company
5.625%, 07/01/2024		1,190,000	1,273,300
5.750%, 01/30/2022		690,000	736,575
Nexen Energy ULC
6.400%, 05/15/2037		1,625,000	2,005,081
Noble Energy, Inc.
4.150%, 12/15/2021		1,400,000	1,470,862
Noble Holding International, Ltd.
5.250%, 03/15/2042		500,000	332,500
6.200%, 08/01/2040		500,000	392,500
Occidental Petroleum Corp.
3.400%, 04/15/2026		2,060,000	2,070,510
4.400%, 04/15/2046		1,600,000	1,642,957
ONEOK Partners LP
6.650%, 10/01/2036		1,245,000	1,452,970
Peabody Securities Finance Corp.
6.000%, 03/31/2022 (S)		190,000	193,800
6.375%, 03/31/2025 (S)		255,000	260,100
Petro-Canada
6.050%, 05/15/2018		396,000	415,962
Petrobras Global Finance BV
5.625%, 05/20/2043		1,670,000	1,331,825
7.375%, 01/17/2027		955,000	998,930
Petroleos Mexicanos
4.875%, 01/24/2022		1,240,000	1,264,800
5.375%, 03/13/2022 (S)		320,000	334,800
Phillips 66
4.875%, 11/15/2044		1,500,000	1,558,989
Plains All American Pipeline LP
4.900%, 02/15/2045		1,700,000	1,622,798
Regency Energy Partners LP
5.000%, 10/01/2022		290,000	310,691
5.500%, 04/15/2023		1,735,000	1,797,894
5.875%, 03/01/2022		285,000	315,849
Resolute Energy Corp.
8.500%, 05/01/2020		705,000	719,100
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)		2,115,000	2,112,948
5.750%, 05/15/2024		655,000	725,177
Schlumberger Holdings Corp.
3.625%, 12/21/2022 (S)		2,000,000	2,078,772
Shell International Finance BV
4.375%, 05/11/2045		2,050,000	2,121,621
CORPORATE BONDS (continued)
Energy (continued)
Sinopec Group Overseas Development 2015, Ltd.
3.250%, 04/28/2025 (S)	$	1,250,000	$1,220,635
Spectra Energy Capital LLC
6.200%, 04/15/2018		1,000,000	1,045,589
6.750%, 02/15/2032		511,000	589,093
Summit Midstream Holdings LLC
5.750%, 04/15/2025		980,000	994,700
Suncor Energy, Inc.
6.100%, 06/01/2018		760,000	801,054
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023		1,460,000	1,454,795
3.900%, 07/15/2026		1,840,000	1,818,227
4.400%, 04/01/2021		1,205,000	1,276,813
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)		500,000	505,000
Teekay Offshore Partners LP
6.000%, 07/30/2019		1,505,000	1,354,500
Tesoro Logistics LP
5.250%, 01/15/2025		545,000	574,294
6.125%, 10/15/2021		1,235,000	1,289,031
6.375%, 05/01/2024		1,025,000	1,114,257
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)		685,000	700,130
TransCanada PipeLines, Ltd.
3.750%, 10/16/2023		2,000,000	2,083,544
7.125%, 01/15/2019		400,000	435,714
Williams Partners LP
4.000%, 09/15/2025		800,000	809,922
4.300%, 03/04/2024		1,300,000	1,345,622
4.875%, 05/15/2023 to 03/15/2024		2,945,000	3,043,331
YPF SA
8.500%, 07/28/2025 (S)		1,445,000	1,553,375
			125,843,925
Financials – 13.3%
Ally Financial, Inc.
3.250%, 11/05/2018		1,010,000	1,027,675
5.125%, 09/30/2024 (L)		2,055,000	2,175,731
American Express Bank FSB
6.000%, 09/13/2017		805,000	824,794
American Honda Finance Corp.
2.000%, 02/14/2020		2,090,000	2,093,062
American International Group, Inc.
3.300%, 03/01/2021		1,300,000	1,332,361
3.900%, 04/01/2026		2,170,000	2,197,236
American International Group, Inc. (6.250% to 03/15/2037, then 3 month LIBOR + 2.056%)
03/15/2087		100,000	101,000
Ameriprise Financial, Inc.
2.875%, 09/15/2026		1,500,000	1,444,562
Aquarius & Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%)
09/01/2024		1,210,000	1,296,213
Ares Capital Corp.
3.875%, 01/15/2020		1,125,000	1,146,002
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,100,126
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,760,830
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (Q)(S)		655,000	708,434

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA
8.600%, 12/15/2030	$	625,000	$868,281
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		845,000	917,349
AXA SA (6.463% to 12/14/2018, then 3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,003,750
Bank of America Corp.
3.875%, 08/01/2025		1,500,000	1,533,080
3.950%, 04/21/2025		1,015,000	1,018,677
4.200%, 08/26/2024		1,055,000	1,088,747
4.250%, 10/22/2026		970,000	988,576
4.450%, 03/03/2026		2,055,000	2,131,109
5.000%, 05/13/2021		1,000,000	1,087,893
5.625%, 07/01/2020		1,000,000	1,101,773
5.650%, 05/01/2018		1,000,000	1,043,606
5.750%, 12/01/2017		849,000	875,572
6.875%, 04/25/2018		1,705,000	1,802,487
7.625%, 06/01/2019		685,000	767,538
Bank of America Corp. (6.300% to 03/10/2026, then 3 month LIBOR + 4.553%) 03/10/2026 (Q)		2,330,000	2,539,700
Bank of America Corp. (8.000% to 01/30/2018, then 3 month LIBOR + 3.630%) 01/30/2018 (Q)		1,465,000	1,516,275
BankUnited, Inc.
4.875%, 11/17/2025		1,210,000	1,209,442
Barclays Bank PLC
10.179%, 06/12/2021(S)		1,035,000	1,296,527
Barclays PLC
4.375%, 01/12/2026		1,160,000	1,181,414
BPCE SA
4.500%, 03/15/2025 (S)		1,155,000	1,131,314
5.700%, 10/22/2023 (S)		1,475,000	1,558,852
Branch Banking & Trust Company
2.100%, 01/15/2020		2,675,000	2,680,013
Brookfield Finance, Inc.
4.250%, 06/02/2026		2,000,000	2,013,282
Capital One Financial Corp.
2.450%, 04/24/2019		1,025,000	1,033,598
3.500%, 06/15/2023		605,000	614,730
3.750%, 07/28/2026		3,480,000	3,405,545
4.200%, 10/29/2025		1,520,000	1,545,200
4.750%, 07/15/2021		1,500,000	1,624,353
Capital One Financial Corp. (5.550% to 06/01/2020, then 3 month LIBOR + 3.800%) 06/01/2020 (Q)		1,015,000	1,050,525
Capital One NA
1.722%, 09/13/2019 (P)		1,000,000	1,004,073
2.350%, 08/17/2018		1,260,000	1,268,397
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,000,000	1,053,130
Citigroup, Inc.
3.500%, 05/15/2023		1,390,000	1,398,115
3.700%, 01/12/2026		2,000,000	2,006,464
4.500%, 01/14/2022		1,000,000	1,069,329
4.600%, 03/09/2026		1,515,000	1,573,593
5.500%, 09/13/2025		1,000,000	1,101,483
Citigroup, Inc. (6.250% to 08/15/2026, then 3 month LIBOR + 4.517%)
08/15/2026 (Q)		1,680,000	1,828,798
CORPORATE BONDS (continued)
Financials (continued)
Citizens Financial Group, Inc.
2.375%, 07/28/2021	$	2,000,000	$1,973,662
CNO Financial Group, Inc.
5.250%, 05/30/2025		1,155,000	1,189,650
Commerzbank AG
8.125%, 09/19/2023 (S)		1,465,000	1,694,419
Cooperatieve Rabobank UA (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%)
06/30/2019 (Q)(S)		1,412,000	1,653,805
Credit Acceptance Corp.
6.125%, 02/15/2021		1,215,000	1,230,188
Credit Agricole SA
4.375%, 03/17/2025 (S)		1,400,000	1,386,106
Credit Agricole SA (7.875% to 01/23/2024, then 5 Year U.S. Swap Rate + 4.898%)
01/23/2024 (Q)(S)		1,450,000	1,478,913
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033(S)		1,105,000	1,190,405
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 Year U.S. Swap Rate + 4.598%)
12/11/2023 (Q)(S)		695,000	752,338
Credit Suisse Group Funding Guernsey, Ltd.
4.550%, 04/17/2026		1,095,000	1,132,988
Credito Real SAB de CV SOFOM ER
7.500%, 03/13/2019 (S)		1,055,000	1,091,925
Discover Bank
2.600%, 11/13/2018		1,600,000	1,617,355
Discover Financial Services
3.950%, 11/06/2024		2,325,000	2,338,808
5.200%, 04/27/2022		885,000	962,262
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust
6.125%, 11/30/2021 (S)		310,326	319,635
Enova International, Inc.
9.750%, 06/01/2021		1,125,000	1,157,063
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month LIBOR + 3.033%)
06/30/2023 (Q)		855,000	840,038
Flagstar Bancorp, Inc.
6.125%, 07/15/2021		1,030,000	1,100,016
FS Investment Corp.
4.000%, 07/15/2019		1,135,000	1,147,391
4.250%, 01/15/2020		1,095,000	1,105,328
Genworth Holdings, Inc.
4.900%, 08/15/2023		400,000	342,000
HBOS PLC
6.750%, 05/21/2018 (S)		1,710,000	1,799,051
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		375,000	380,625
HSBC Holdings PLC (6.875% to 06/01/2021, then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)		1,030,000	1,103,388
ING Bank NV
5.800%, 09/25/2023 (S)		1,285,000	1,424,832

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV (6.500% to 04/16/2025, then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	$	455,000	$447,606
Invesco Finance PLC
3.125%, 11/30/2022		1,150,000	1,156,525
Jefferies Group LLC
4.850%, 01/15/2027		1,606,000	1,646,298
5.125%, 04/13/2018		1,100,000	1,137,443
6.875%, 04/15/2021		1,595,000	1,821,659
8.500%, 07/15/2019 (L)		1,170,000	1,330,031
JPMorgan Chase & Co.
3.200%, 06/15/2026		1,355,000	1,324,038
3.375%, 05/01/2023		1,750,000	1,758,482
4.125%, 12/15/2026		1,400,000	1,434,346
4.500%, 01/24/2022		1,300,000	1,404,690
4.625%, 05/10/2021		2,080,000	2,246,209
6.300%, 04/23/2019		1,267,000	1,381,639
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%)
05/01/2020 (Q)		1,515,000	1,568,025
JPMorgan Chase & Co. (6.750% to 02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)		1,705,000	1,888,288
Legg Mason, Inc.
3.950%, 07/15/2024		1,340,000	1,356,416
4.750%, 03/15/2026		2,175,000	2,293,355
Leucadia National Corp.
5.500%, 10/18/2023		3,565,000	3,791,417
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		2,000,000	2,101,646
Liberty Mutual Group, Inc. (7.800% to 3/15/2037, then 3 month LIBOR + 3.576%)
03/07/2087(S)		1,858,000	2,145,990
Lincoln National Corp.
6.250%, 02/15/2020		1,000,000	1,104,830
8.750%, 07/01/2019		276,000	316,804
Lloyds Banking Group PLC
4.650%, 03/24/2026		3,280,000	3,356,978
Lloyds Banking Group PLC (7.500% to 06/27/2024, then 5 Year U.S. Swap Rate + 4.760%)
06/27/2024 (Q)		855,000	907,420
Loews Corp.
2.625%, 05/15/2023		870,000	855,133
3.750%, 04/01/2026		2,175,000	2,231,557
M&T Bank Corp. (5.125% to 11/01/2026, then 3 month LIBOR + 3.520%)
11/01/2026 (Q)		1,370,000	1,363,150
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)		1,810,000	1,859,105
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)		1,350,000	1,370,122
Manufacturers & Traders Trust Company
1.571%, 12/01/2021(P)		1,205,000	1,174,875
Markel Corp.
5.000%, 03/30/2043 to 04/05/2046		3,930,000	4,038,270
5.350%, 06/01/2021		1,500,000	1,646,963
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023		2,000,000	2,109,210
MetLife, Inc.
3.000%, 03/01/2025		14,000	13,861
6.400%, 12/15/2066		1,235,000	1,364,675
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. (continued)
9.250%, 04/08/2038 (S)	$	635,000	$879,475
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)		1,500,000	1,539,045
MGIC Investment Corp.
5.750%, 08/15/2023		392,000	417,480
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022		1,420,000	1,506,302
Morgan Stanley
2.450%, 02/01/2019		1,020,000	1,029,099
3.875%, 01/27/2026		1,485,000	1,514,970
4.100%, 05/22/2023		1,100,000	1,140,542
4.875%, 11/01/2022		1,140,000	1,228,633
5.500%, 01/26/2020 to 07/24/2020		2,720,000	2,969,580
5.625%, 09/23/2019		1,000,000	1,083,270
5.950%, 12/28/2017		290,000	300,175
6.625%, 04/01/2018		140,000	147,201
7.300%, 05/13/2019		2,815,000	3,124,903
Morgan Stanley (5.450% to 07/15/2019, then 3 month LIBOR + 3.610%)
07/15/2019 (Q)		300,000	307,738
Morgan Stanley (5.550% to 07/15/2020, then 3 month LIBOR + 3.810%)
07/15/2020 (Q)		775,000	806,000
Nationstar Mortgage LLC
6.500%, 07/01/2021		900,000	920,250
7.875%, 10/01/2020		930,000	969,525
9.625%, 05/01/2019		735,000	763,481
NewStar Financial, Inc.
7.250%, 05/01/2020		1,215,000	1,239,300
Nippon Life Insurance Company (5.100% to 10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%)
10/16/2044 (S)		985,000	1,040,111
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)		873,000	969,772
Popular, Inc.
7.000%, 07/01/2019		750,000	783,750
Prudential Financial, Inc.
5.375%, 06/21/2020		700,000	766,309
Prudential Financial, Inc. (5.200% to 03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044		975,000	999,375
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042		768,000	837,120
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,465,000	1,443,025
Radian Group, Inc.
5.250%, 06/15/2020		660,000	694,650
7.000%, 03/15/2021		900,000	1,003,500
Radiate Holdco LLC
6.625%, 02/15/2025 (S)		940,000	943,525
Raymond James Financial, Inc.
3.625%, 09/15/2026		1,500,000	1,477,899
4.950%, 07/15/2046		2,500,000	2,495,960
Reinsurance Group of America, Inc.
4.700%, 09/15/2023		1,500,000	1,611,867
RLI Corp.
4.875%, 09/15/2023		2,000,000	2,094,434
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023		1,500,000	1,480,064
4.800%, 04/05/2026		3,105,000	3,178,567

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	$	1,060,000	$1,061,325
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		760,000	802,940
S&P Global, Inc.
4.000%, 06/15/2025		1,555,000	1,613,502
4.400%, 02/15/2026		883,000	939,538
Santander Holdings USA, Inc.
2.700%, 05/24/2019		2,155,000	2,163,180
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		1,315,000	1,311,318
Sirius International Group, Ltd. (7.506% to 06/30/2017, then 3 month LIBOR + 3.200%)
06/30/2017 (Q)(S)		960,000	974,400
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%)
09/13/2021 (Q)(S)		1,120,000	1,134,000
Societe Generale SA (8.000% to 09/29/2025, then 5 Year U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)		1,360,000	1,392,300
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%)
11/29/2018 (Q)		795,000	828,788
Standard Chartered PLC
2.100%, 08/19/2019 (S)		2,355,000	2,334,250
State Street Corp.
3.100%, 05/15/2023		1,540,000	1,555,565
Stearns Holdings LLC
9.375%, 08/15/2020 (S)		372,000	373,860
Stifel Financial Corp.
4.250%, 07/18/2024		4,040,000	4,088,201
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019		2,037,000	2,052,455
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019 (S)		2,160,000	2,157,548
Synovus Financial Corp.
7.875%, 02/15/2019		700,000	772,625
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (S)		1,330,000	1,763,188
The Allstate Corp. (5.750% to 08/15/2023, then 3 month LIBOR + 2.938%)
08/15/2053		2,000,000	2,157,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		920,000	968,033
The Charles Schwab Corp. (7.000% to 02/01/2022, then 3 month LIBOR + 4.820%)
02/01/2022 (Q)		900,000	1,024,875
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		1,065,000	1,063,162
2.300%, 12/13/2019		3,005,000	3,009,757
3.625%, 01/22/2023		2,200,000	2,256,043
3.750%, 05/22/2025 to 02/25/2026		2,645,000	2,679,452
4.750%, 10/21/2045		965,000	1,022,289
5.375%, 03/15/2020		1,000,000	1,084,934
5.950%, 01/18/2018		750,000	778,397
6.150%, 04/01/2018		1,000,000	1,047,400
CORPORATE BONDS (continued)
Financials (continued)
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	$	1,325,000	$1,445,265
6.625%, 03/30/2040		500,000	634,995
The Hartford Financial Services Group, Inc. (8.125% to 06/15/2018, then 3 month LIBOR + 4.603%)
06/15/2068		1,615,000	1,728,050
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022(P)		2,280,000	2,271,516
The PNC Financial Services Group, Inc. (4.850% to 06/01/2023, then 3 month LIBOR + 3.040%)
06/01/2023 (Q)		915,000	905,887
The PNC Financial Services Group, Inc. (6.750% to 08/01/2021, then 3 month LIBOR + 3.678%)
08/01/2021 (Q)		1,240,000	1,388,800
Trinity Acquisition PLC
4.400%, 03/15/2026		1,450,000	1,484,177
US Bank NA
2.000%, 01/24/2020		1,585,000	1,588,264
Voya Financial, Inc.
4.800%, 06/15/2046		2,300,000	2,292,622
Voya Financial, Inc. (5.650% to 05/15/2023, then 3 month LIBOR + 3.580%)
05/15/2053		1,497,000	1,530,683
Wells Fargo & Company
3.450%, 02/13/2023		1,100,000	1,114,482
3.500%, 03/08/2022		1,700,000	1,762,356
4.650%, 11/04/2044		775,000	794,273
5.375%, 11/02/2043		2,000,000	2,267,514
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)		3,450,000	3,751,875
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)		1,199,000	1,261,948
Westpac Banking Corp.
2.150%, 03/06/2020		2,685,000	2,682,006
Willis Towers Watson PLC
5.750%, 03/15/2021		1,350,000	1,483,210
XLIT, Ltd.
5.750%, 10/01/2021		1,000,000	1,114,703
			277,120,211
Health care – 3.1%
Abbott Laboratories
3.750%, 11/30/2026		3,300,000	3,298,353
AbbVie, Inc.
3.600%, 05/14/2025		1,625,000	1,618,013
4.400%, 11/06/2042		2,000,000	1,920,348
Actavis Funding SCS
3.800%, 03/15/2025		2,745,000	2,773,408
4.750%, 03/15/2045		850,000	864,598
Aetna, Inc.
2.750%, 11/15/2022		1,500,000	1,501,484
Agilent Technologies, Inc.
3.875%, 07/15/2023		930,000	967,260
Allergan, Inc.
3.375%, 09/15/2020		1,487,000	1,524,368
Amgen, Inc.
4.400%, 05/01/2045		745,000	731,435

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc.
3.300%, 01/15/2023	$	1,500,000	$1,512,366
4.650%, 08/15/2044		1,280,000	1,329,516
6.375%, 06/15/2037		415,000	512,128
Baxter International, Inc.
3.500%, 08/15/2046		1,500,000	1,302,062
Cigna Corp.
4.500%, 03/15/2021		1,000,000	1,065,604
6.150%, 11/15/2036		500,000	601,880
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)		1,025,000	1,007,063
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)		389,000	375,385
Covidien International Finance SA
6.000%, 10/15/2017		610,000	627,625
DaVita, Inc.
5.000%, 05/01/2025		1,200,000	1,207,428
Express Scripts Holding Company
4.500%, 02/25/2026		1,940,000	2,014,991
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)		800,000	830,000
HCA, Inc.
4.750%, 05/01/2023		1,000,000	1,048,750
5.250%, 04/15/2025 to 06/15/2026		2,355,000	2,501,913
7.500%, 02/15/2022		945,000	1,090,294
Laboratory Corp. of America Holdings
4.000%, 11/01/2023		2,000,000	2,047,046
LifePoint Health, Inc.
5.375%, 05/01/2024 (S)		980,000	987,350
Medco Health Solutions, Inc.
7.125%, 03/15/2018		655,000	691,020
MEDNAX, Inc.
5.250%, 12/01/2023 (S)		800,000	827,000
Medtronic, Inc.
4.625%, 03/15/2045		1,295,000	1,406,246
Mylan NV
2.500%, 06/07/2019		1,138,000	1,138,264
3.950%, 06/15/2026		5,040,000	4,922,366
5.250%, 06/15/2046		690,000	690,517
Mylan, Inc.
2.600%, 06/24/2018		940,000	944,595
Perrigo Company PLC
2.300%, 11/08/2018		2,000,000	2,003,232
Quest Diagnostics, Inc.
4.700%, 03/30/2045		1,250,000	1,265,233
Quintiles IMS, Inc.
4.875%, 05/15/2023 (S)		790,000	812,713
Select Medical Corp.
6.375%, 06/01/2021		1,225,000	1,232,656
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019		1,600,000	1,587,035
3.200%, 09/23/2026		3,575,000	3,407,969
Team Health Holdings, Inc.
6.375%, 02/01/2025 (S)		230,000	228,275
Teva Pharmaceutical Finance Company LLC
6.150%, 02/01/2036		9,000	10,137
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (L)		1,800,000	1,665,977
UnitedHealth Group, Inc.
5.700%, 10/15/2040		1,500,000	1,860,434
5.800%, 03/15/2036		115,000	141,999
CORPORATE BONDS (continued)
Health care (continued)
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	$	895,000	$921,850
5.000%, 06/01/2026 (S)		721,000	739,025
WellCare Health Plans, Inc.
5.750%, 11/15/2020		780,000	805,448
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025		2,650,000	2,624,950
			65,187,609
Industrials – 4.6%
AECOM
5.125%, 03/15/2027 (S)		1,610,000	1,636,002
AerCap Global Aviation Trust (6.500% to 06/15/2025, then 3 month LIBOR + 4.300%)
06/15/2045 (S)		1,165,000	1,224,706
AerCap Ireland Capital DAC
4.625%, 10/30/2020		1,475,000	1,573,545
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)		1,220,000	1,134,600
Air Canada 2013-1 Class C Pass Through Trust
6.625%, 05/15/2018 (S)		1,010,000	1,055,450
Air Lease Corp.
3.000%, 09/15/2023		2,305,000	2,267,606
3.375%, 01/15/2019 (L)		685,000	700,400
3.375%, 06/01/2021		2,000,000	2,042,448
3.875%, 04/01/2021		760,000	788,500
4.750%, 03/01/2020 (L)		1,500,000	1,592,726
5.625%, 04/01/2017		510,000	509,725
Aircastle, Ltd.
5.500%, 02/15/2022		620,000	668,825
6.250%, 12/01/2019		565,000	615,850
7.625%, 04/15/2020		430,000	487,513
America West Airlines 2000-1 Pass Through Trust
8.057%, 01/02/2022		189,272	212,931
American Airlines 2011-1 Class B Pass Through Trust
7.000%, 07/31/2019 (S)		1,199,673	1,244,661
American Airlines 2013-2 Class A Pass Through Trust
4.950%, 07/15/2024		2,089,430	2,230,466
American Airlines 2015-1 Class B Pass Through Trust
3.700%, 11/01/2024		981,820	959,729
American Airlines 2016-1 Class A Pass Through Trust
4.100%, 07/15/2029		730,648	745,261
American Airlines 2017-1 Class A Pass Through Trust
4.000%, 08/15/2030		535,000	542,356
American Airlines 2017-1 Class AA Pass Through Trust
3.650%, 08/15/2030		805,000	815,063
Arconic, Inc.
5.125%, 10/01/2024		1,285,000	1,326,763
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		425,000	450,500
British Airways 2013-1 Class A Pass Through Trust
4.625%, 12/20/2025 (S)		1,622,828	1,732,531
British Airways 2013-1 Class B Pass Through Trust
5.625%, 12/20/2021 (S)		463,008	483,843

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	$	755,000	$875,800
Caterpillar Financial Services Corp.
1.931%, 10/01/2021 (S)		870,000	846,598
7.150%, 02/15/2019		450,000	496,277
Continental Airlines 1997-4 Class A Pass Through Trust
6.900%, 07/02/2019		31,862	32,180
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%, 03/15/2019		71,538	71,799
Continental Airlines 1999-1 Class A Pass Through Trust
6.545%, 08/02/2020		172,310	183,079
Continental Airlines 2000-2 Class B Pass Through Trust
8.307%, 10/02/2019		12,432	13,115
Continental Airlines 2007-1 Class A Pass Through Trust
5.983%, 10/19/2023		863,844	963,186
Continental Airlines 2012-1 Class B Pass Through Trust
6.250%, 10/11/2021		267,785	280,505
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.718%, 07/02/2024		811,513	914,981
Delta Air Lines 2010-1 Class A Pass Through Trust
6.200%, 01/02/2020		148,191	154,860
Empresa de Transporte de Pasajeros Metro SA
4.750%, 02/04/2024 (S)		660,000	709,429
EnerSys
5.000%, 04/30/2023 (S)		325,000	330,688
Engility Corp.
8.875%, 09/01/2024 (S)		293,000	314,975
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)		2,000,000	2,020,838
FedEx Corp.
4.550%, 04/01/2046		1,000,000	1,023,583
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		830,000	853,863
GATX Corp.
3.850%, 03/30/2027		2,200,000	2,197,998
5.200%, 03/15/2044		400,000	410,144
General Electric Company
1.519%, 08/15/2036 (P)		740,000	647,590
2.700%, 10/09/2022		1,400,000	1,416,093
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%)
01/21/2021 (Q)		2,554,000	2,691,278
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)		1,865,000	1,953,499
IHS Markit, Ltd.
4.750%, 02/15/2025 (S)		420,000	432,865
5.000%, 11/01/2022 (S)		582,000	611,828
International Lease Finance Corp.
5.875%, 04/01/2019		765,000	821,228
7.125%, 09/01/2018 (S)		650,000	698,796
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		1,300,000	1,337,526
L3 Technologies, Inc.
3.850%, 12/15/2026		420,000	426,998
CORPORATE BONDS (continued)
Industrials (continued)
Lennox International, Inc.
3.000%, 11/15/2023	$	2,200,000	$2,169,974
Lockheed Martin Corp.
2.900%, 03/01/2025		1,362,000	1,338,049
4.700%, 05/15/2046		1,175,000	1,289,159
LSC Communications, Inc.
8.750%, 10/15/2023 (S)		1,090,000	1,136,325
Masco Corp.
4.375%, 04/01/2026		2,335,000	2,428,167
4.450%, 04/01/2025		835,000	871,498
Northwest Airlines 2007-1 Class A Pass Through Trust
7.027%, 05/01/2021		455,378	505,470
Owens Corning
3.400%, 08/15/2026		1,670,000	1,618,579
4.200%, 12/15/2022		1,205,000	1,259,700
Park Aerospace Holdings, Ltd.
5.500%, 02/15/2024 (S)		395,000	412,854
Parker-Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,047,899
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)		780,000	855,075
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,867,858
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		569,000	502,143
Stanley Black & Decker, Inc. (5.750% to 12/15/2018, then 3 month LIBOR + 4.304%)
12/15/2053 (L)		1,350,000	1,431,000
Tervita Escrow Corp.
7.625%, 12/01/2021 (S)		230,000	240,350
Textron Financial Corp.
2.774%, 02/15/2067 (P)(S)		4,895,000	3,665,131
Textron, Inc.
7.250%, 10/01/2019		720,000	809,001
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,769,115
TTX Company
4.200%, 07/01/2046 (S)		2,300,000	2,202,011
Tutor Perini Corp.
7.625%, 11/01/2018 (L)		1,285,000	1,291,425
Tyco Electronics Group SA
2.375%, 12/17/2018		2,020,000	2,037,414
4.875%, 01/15/2021		500,000	539,189
6.550%, 10/01/2017		730,000	751,091
Union Pacific Corp.
4.163%, 07/15/2022		686,000	740,658
United Airlines 2014-2 Class A Pass Through Trust
3.750%, 03/03/2028		1,529,390	1,548,507
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 03/03/2024		863,537	881,887
United Airlines 2016-1 Class A Pass Through Trust
3.450%, 01/07/2030		690,000	679,788
United Rentals North America, Inc.
5.500%, 07/15/2025		840,000	886,200
5.750%, 11/15/2024		665,000	704,900
6.125%, 06/15/2023		2,000,000	2,100,000
US Airways 2010-1 Class A Pass Through Trust
6.250%, 10/22/2024		748,114	830,406

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

			Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass Through Trust
5.900%, 04/01/2026		$	855,029	$949,083
Verisk Analytics, Inc.
4.000%, 06/15/2025			1,935,000	1,987,127
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)			1,625,000	1,706,250
				95,826,882
Information technology – 1.9%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)			1,345,000	1,308,803
6.125%, 09/15/2023 (S)			1,460,000	1,587,020
Apple, Inc.
3.850%, 08/04/2046			1,500,000	1,443,813
CDW LLC
5.000%, 09/01/2025			182,000	184,275
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)			2,820,000	3,109,507
7.125%, 06/15/2024 (S)			350,000	386,710
8.350%, 07/15/2046 (S)			970,000	1,265,510
eBay, Inc.
2.500%, 03/09/2018			790,000	796,852
3.800%, 03/09/2022			1,300,000	1,344,550
Electronic Arts, Inc.
4.800%, 03/01/2026			2,470,000	2,660,343
Fiserv, Inc.
3.850%, 06/01/2025			1,386,000	1,430,301
Ingram Micro, Inc.
5.450%, 12/15/2024			1,200,000	1,181,801
Jabil Circuit, Inc.
4.700%, 09/15/2022			2,618,000	2,722,720
Juniper Networks, Inc.
4.350%, 06/15/2025			1,000,000	1,034,188
Leidos, Inc.
5.500%, 07/01/2033			825,000	768,008
Match Group, Inc.
6.375%, 06/01/2024			800,000	864,000
Micron Technology, Inc.
5.875%, 02/15/2022			910,000	949,813
7.500%, 09/15/2023 (S)			775,000	864,125
Microsoft Corp.
4.450%, 11/03/2045			1,900,000	2,021,402
NCR Corp.
5.875%, 12/15/2021			345,000	361,388
NXP BV
4.625%, 06/01/2023 (S)			2,130,000	2,266,469
Open Text Corp.
5.875%, 06/01/2026 (S)			820,000	861,000
QUALCOMM, Inc.
3.450%, 05/20/2025			1,000,000	1,012,475
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)			850,000	828,750
Symantec Corp.
5.000%, 04/15/2025 (S)			385,000	395,230
Tech Data Corp.
4.950%, 02/15/2027			2,106,000	2,127,292
VeriSign, Inc.
5.250%, 04/01/2025			855,000	890,269
Visa, Inc.
3.150%, 12/14/2025			1,685,000	1,709,431
4.300%, 12/14/2045			1,441,000	1,547,308
CORPORATE BONDS (continued)
Information technology (continued)
Western Digital Corp.
7.375%, 04/01/2023 (S)	$		564,000	$616,847
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)			855,000	924,956
				39,465,156
Materials – 1.5%
Anglo American Capital PLC
4.125%, 09/27/2022 (S)			1,100,000	1,119,250
Arconic, Inc.
5.720%, 02/23/2019			150,000	159,113
5.870%, 02/23/2022			650,000	705,177
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (S)			640,000	648,800
6.000%, 02/15/2025 (S)			845,000	868,238
7.250%, 05/15/2024 (S)			330,000	359,700
Ashland LLC
4.750%, 08/15/2022			1,000,000	1,038,000
Bemis Company, Inc.
3.100%, 09/15/2026			1,500,000	1,453,445
Boise Cascade Company
5.625%, 09/01/2024 (S)			320,000	327,200
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)			1,095,000	1,203,624
Cascades, Inc.
5.500%, 07/15/2022 (S)			713,000	723,695
Cemex SAB de CV
6.125%, 05/05/2025 (S)			1,015,000	1,070,825
CF Industries, Inc.
4.950%, 06/01/2043			855,000	735,300
Commercial Metals Company
7.350%, 08/15/2018			610,000	648,125
Eastman Chemical Company
4.500%, 01/15/2021			68,000	71,804
4.650%, 10/15/2044			1,000,000	1,024,761
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (S)			189,000	193,253
Freeport-McMoRan, Inc.
5.450%, 03/15/2043			1,500,000	1,282,500
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (S)			1,100,000	1,192,193
Glencore Funding LLC
4.000%, 04/16/2025 (S)			1,500,000	1,513,755
Methanex Corp.
5.650%, 12/01/2044			1,050,000	1,018,429
Norbord, Inc.
6.250%, 04/15/2023 (S)			745,000	787,838
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)			1,490,000	1,508,625
Novelis Corp.
5.875%, 09/30/2026 (S)			285,000	293,194
Platform Specialty Products Corp.
6.500%, 02/01/2022 (L)(S)			1,645,000	1,719,025
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)			1,070,000	1,099,425
The Chemours Company
6.625%, 05/15/2023 (L)			1,768,000	1,885,130
The Dow Chemical Company
3.000%, 11/15/2022			460,000	466,183
4.125%, 11/15/2021			1,700,000	1,808,533
The Mosaic Company
4.250%, 11/15/2023			1,700,000	1,767,288

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Valspar Corp.
4.200%, 01/15/2022	$	1,000,000	$1,037,905
U.S. Concrete, Inc.
6.375%, 06/01/2024 (S)		565,000	597,488
Vale Overseas, Ltd.
6.250%, 08/10/2026		938,000	1,035,318
Vedanta Resources PLC
6.375%, 07/30/2022 (S)		850,000	870,825
			32,233,964
Real estate – 2.7%
American Tower Corp.
3.400%, 02/15/2019		950,000	972,164
4.700%, 03/15/2022		970,000	1,035,895
5.000%, 02/15/2024		1,330,000	1,438,239
5.900%, 11/01/2021		1,500,000	1,681,757
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,071,842
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,509,801
Columbia Property Trust Operating Partnership LP
4.150%, 04/01/2025		1,200,000	1,218,990
Crown Castle International Corp.
5.250%, 01/15/2023		1,000,000	1,094,580
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)		1,104,000	1,176,165
6.113%, 01/15/2040 (S)		1,273,000	1,388,293
DDR Corp.
3.500%, 01/15/2021		1,350,000	1,369,755
EPR Properties
5.250%, 07/15/2023		2,000,000	2,107,670
5.750%, 08/15/2022		1,300,000	1,418,816
Equity Commonwealth
5.875%, 09/15/2020		1,200,000	1,288,172
ERP Operating LP
3.375%, 06/01/2025		605,000	603,876
5.750%, 06/15/2017		342,000	346,293
Essex Portfolio LP
3.375%, 04/15/2026		2,000,000	1,961,932
5.500%, 03/15/2017		1,430,000	1,431,985
HCP, Inc.
3.750%, 02/01/2019		1,250,000	1,283,139
4.250%, 11/15/2023		1,000,000	1,037,622
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		1,000,000	1,099,225
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026		1,500,000	1,442,702
Iron Mountain, Inc.
5.750%, 08/15/2024		1,380,000	1,416,211
6.000%, 08/15/2023		1,465,000	1,550,556
Kimco Realty Corp.
6.875%, 10/01/2019		545,000	610,492
Liberty Property LP
4.400%, 02/15/2024		1,000,000	1,058,910
MPT Operating Partnership LP
6.375%, 02/15/2022		715,000	739,131
National Retail Properties, Inc.
3.300%, 04/15/2023		1,740,000	1,747,167
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025		840,000	840,636
4.950%, 04/01/2024		1,975,000	2,039,954
5.250%, 01/15/2026		745,000	780,097
Piedmont Operating Partnership LP
4.450%, 03/15/2024		1,000,000	1,015,803
CORPORATE BONDS (continued)
Real estate (continued)
Prologis International Funding II SA
4.875%, 02/15/2020 (S)	$	1,900,000	$1,983,986
Realty Income Corp.
3.250%, 10/15/2022		1,020,000	1,036,514
5.375%, 09/15/2017		1,250,000	1,275,556
SL Green Realty Corp.
7.750%, 03/15/2020		775,000	873,792
Ventas Realty LP
3.125%, 06/15/2023		2,000,000	1,969,582
3.500%, 02/01/2025		1,600,000	1,571,741
3.750%, 05/01/2024		545,000	551,591
VEREIT Operating Partnership LP
4.600%, 02/06/2024		1,332,000	1,366,133
Vornado Realty LP
5.000%, 01/15/2022		1,250,000	1,354,926
Weingarten Realty Investors
3.375%, 10/15/2022		1,505,000	1,514,513
Welltower, Inc.
3.750%, 03/15/2023		835,000	857,597
4.500%, 01/15/2024		2,000,000	2,119,580
			56,253,381
Telecommunication services – 2.0%
America Movil SAB de CV
4.375%, 07/16/2042		1,500,000	1,436,676
AT&T, Inc.
4.350%, 06/15/2045		762,000	672,933
4.500%, 03/09/2048		950,000	851,723
4.750%, 05/15/2046		905,000	845,650
5.450%, 03/01/2047		2,910,000	2,992,504
5.600%, 05/15/2018		500,000	523,013
CC Holdings GS V LLC
3.849%, 04/15/2023		1,300,000	1,333,479
CenturyLink, Inc.
7.600%, 09/15/2039		1,000,000	915,000
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (S)		895,000	946,463
Columbus Cable Barbados, Ltd.
7.375%, 03/30/2021 (S)		325,000	345,842
Comcel Trust
6.875%, 02/06/2024 (S)		490,000	517,563
CSC Holdings LLC
5.500%, 04/15/2027 (S)		680,000	699,550
Deutsche Telekom International Finance BV
6.750%, 08/20/2018		870,000	931,433
8.750%, 06/15/2030		227,000	334,708
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		960,000	848,400
Digicel, Ltd.
6.750%, 03/01/2023 (S)		950,000	874,000
Frontier Communications Corp.
8.875%, 09/15/2020		1,180,000	1,250,800
GCI, Inc.
6.875%, 04/15/2025 (L)		867,000	899,513
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		815,000	832,482
6.625%, 10/15/2021 (S)		775,000	811,813
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)		845,000	800,638
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,283,334
SBA Tower Trust
3.598%, 04/15/2043 (S)		1,875,000	1,880,378

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$	1,610,000	$1,722,700
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (S)		1,010,000	1,012,525
T-Mobile USA, Inc.
6.125%, 01/15/2022		725,000	768,123
6.250%, 04/01/2021		750,000	776,250
Telecom Italia Capital SA
7.200%, 07/18/2036		1,340,000	1,419,060
Verizon Communications, Inc.
2.625%, 08/15/2026		2,000,000	1,833,002
4.272%, 01/15/2036		2,045,000	1,932,091
4.400%, 11/01/2034		1,045,000	1,003,642
4.522%, 09/15/2048		615,000	563,157
4.672%, 03/15/2055		2,165,000	1,978,312
4.862%, 08/21/2046		2,725,000	2,672,007
5.012%, 08/21/2054		1,853,000	1,793,159
6.550%, 09/15/2043		103,000	126,157
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		750,000	780,938
			42,209,018
Utilities – 2.2%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (S)		948,005	1,003,700
AmeriGas Partners LP
5.500%, 05/20/2025		694,000	703,543
Appalachian Power Company
7.000%, 04/01/2038		425,000	579,223
Arizona Public Service Company
5.500%, 09/01/2035		222,000	264,109
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		17,000	17,000
Berkshire Hathaway Energy Company
3.750%, 11/15/2023		2,000,000	2,102,172
Broadcom Corp.
2.375%, 01/15/2020 (S)		1,920,000	1,920,922
3.875%, 01/15/2027 (S)		4,225,000	4,254,588
BVPS II Funding Corp.
8.890%, 06/01/2017		6,000	6,012
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	13,509
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021		202,000	213,400
Centrica PLC
4.000%, 10/16/2023 (S)		2,000,000	2,071,010
Commonwealth Edison Company
5.800%, 03/15/2018		1,270,000	1,325,386
Duke Energy Corp.
3.950%, 10/15/2023		2,000,000	2,101,892
Electricite de France SA
3.625%, 10/13/2025 (S)		780,000	785,202
Electricite de France SA (5.250% to 01/29/2023, then 10 Year U.S. Swap Rate + 3.709%)
01/29/2023 (Q)(S)		975,000	953,063
Emera US Finance LP
3.550%, 06/15/2026		820,000	809,572
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)		795,000	793,507
Exelon Generation Company LLC
5.600%, 06/15/2042		298,000	281,488
FirstEnergy Corp.
4.250%, 03/15/2023		1,500,000	1,564,092
CORPORATE BONDS (continued)
Utilities (continued)
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	$	760,000	$792,733
6.875%, 06/21/2023 (S)		505,000	584,608
7.250%, 01/15/2019 (S)		670,000	726,532
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019		2,175,000	2,194,501
3.065%, 10/01/2066 (P)		650,000	567,125
NiSource Finance Corp.
5.650%, 02/01/2045		2,000,000	2,416,254
NRG Energy, Inc.
6.250%, 05/01/2024 (L)		1,755,000	1,755,000
6.625%, 01/15/2027 (S)		1,225,000	1,203,563
NRG Yield Operating LLC
5.375%, 08/15/2024 (L)		2,360,000	2,419,000
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022		1,650,000	1,763,043
Pacific Gas & Electric Company
8.250%, 10/15/2018		455,000	500,855
PECO Energy Company
5.350%, 03/01/2018		1,000,000	1,038,397
PPL Capital Funding, Inc.
3.400%, 06/01/2023		1,590,000	1,612,489
3.500%, 12/01/2022		1,530,000	1,567,369
Public Service Company of New Mexico
7.950%, 05/15/2018		1,000,000	1,073,163
San Diego Gas & Electric Company
6.125%, 09/15/2037		1,000,000	1,305,936
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%)
02/01/2022 (Q)		505,000	558,151
TransAlta Corp.
6.900%, 05/15/2018		580,000	609,000
Virginia Electric & Power Company
6.000%, 01/15/2036		620,000	765,177
			45,216,286
TOTAL CORPORATE BONDS (Cost $885,290,902)			$913,688,880
CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
BAC Capital Trust XIV, Series G
4.000%, 03/20/2017 (P)(Q)		1,104,000	856,814
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067 (S)		200,000	247,500
Sovereign Capital Trust VI
7.908%, 06/13/2036		482,000	482,000
State Street Corp.
1.963%, 06/01/2077 (P)		1,750,000	1,566,250
SunTrust Preferred Capital I
4.000%, 04/03/2017 (P)(Q)		102,000	82,238
USB Capital IX
3.500%, 04/03/2017 (P)(Q)		725,000	614,438
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067 (S)		2,192,000	2,196,822
			6,046,062
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,798,775)			$6,046,062

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
TERM LOANS (M) – 0.1%
Industrials – 0.1%
Delta Air Lines, Inc.
3.273%, 10/18/2018	$	526,061	$528,838
WP CPP Holdings LLC
4.539%, 12/28/2019		480,000	472,598
			1,001,436
Information technology – 0.0%
Ancestry.com Operations, Inc.
4.250%, 10/19/2023		345,000	348,881
Utilities – 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021		825,753	585,459
TOTAL TERM LOANS (Cost $2,169,608)			$1,935,776
CONVERTIBLE BONDS – 0.0%
Utilities – 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)		845,000	823,875
TOTAL CONVERTIBLE BONDS (Cost $827,628)			$823,875
MUNICIPAL BONDS – 0.1%
Buckeye Ohio Tobacco Settlement Financing Authority 5.875%, 06/01/2030		850,000	818,125
New Jersey State Turnpike Authority 7.414%, 01/01/2040		540,000	788,573
TOTAL MUNICIPAL BONDS (Cost $1,315,292)			$1,606,698
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.6%
Commercial and residential – 10.8%
Adjustable Rate Mortgage Trust, Series 2005-4, Class 7A12 1.358%, 08/25/2035 (P)		623,109	607,893
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1, 1.211%, 06/25/2045 (P)		726,396	698,431
Series 2005-1, Class AHM, 3.352%, 06/25/2045 (P)		358,556	353,927
Series 2004-4, Class 5A, 3.357%, 02/25/2045 (P)		73,916	74,043
Americold 2010 LLC Trust
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (S)		2,150,000	2,409,922
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (S)		3,462,000	3,874,371
AOA Mortgage Trust, Series 2015-1177, Class C 3.010%, 12/13/2029 (P)(S)		810,000	805,860
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E, 3.367%, 09/15/2026 (P)(S)		390,000	389,640
Series 2015-200P, Class F, 3.596%, 04/14/2033 (P)(S)		970,000	915,774
Banc of America Commercial Mortgage Trust
Series 2007-2, Class B, 5.696%, 04/10/2049 (P)		400,000	367,819
Series 2007-3, Class AJ, 5.628%, 06/10/2049 (P)		750,000	761,291
Series 2007-3, Class AM, 5.628%, 06/10/2049 (P)		1,000,000	1,003,517
Series 2007-3, Class AMF, 5.317%, 06/10/2049		2,100,000	2,104,736
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial Mortgage Trust (continued)
Series 2007-3, Class B, 5.628%, 06/10/2049 (P)	$	1,000,000	$1,002,034
Series 2007-4, Class AM, 5.887%, 02/10/2051 (P)		2,800,000	2,836,424
Series 2007-4, Class D, 5.887%, 02/10/2051 (P)(S)		750,000	735,393
Series 2007-4, Class E, 5.887%, 02/10/2051		313,000	293,003
Series 2007-5, Class AM, 5.772%, 02/10/2051 (P)		747,000	757,692
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC IO 0.043%, 10/10/2045 (S)		5,024,638	653
Banc of America Mortgage Trust, Series 2003-I, Class 2A6 3.252%, 10/25/2033 (P)		1,255,106	1,268,225
Bayview Commercial Asset Trust
Series 2005-1A, Class A2, 1.128%, 04/25/2035 (P)(S)		1,121,376	1,030,511
Series 2005-3A, Class A1, 1.098%, 11/25/2035 (P)(S)		719,724	625,664
Series 2005-3A, Class A2, 1.178%, 11/25/2035 (P)(S)		1,087,682	950,281
Series 2005-4A , Class A2, 1.168%, 01/25/2036 (P)(S)		803,470	701,231
Series 2006-1A, Class A2, 1.138%, 04/25/2036 (P)(S)		396,665	347,330
Series 2006-2A, Class A2, 1.058%, 07/25/2036 (P)(S)		732,380	644,134
BBCMS Trust
Series 2015, Class C, 2.770%, 02/15/2028 (P)(S)		470,000	464,565
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (P)(S)		960,000	960,719
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1, 1.478%, 01/25/2035 (P)		767,372	745,532
Series 2005-1, Class A1, 1.331%, 01/25/2035 (P)		722,833	715,661
Series 2005-5, Class 1A4, 1.331%, 07/25/2035 (P)		490,176	467,325
Series 2005-7, Class 11A1, 1.318%, 08/25/2035 (P)		1,641,139	1,585,451
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1, 5.250%, 10/25/2034 (P)		736,233	736,668
Series 2003-AC4, Class A, 5.500%, 09/25/2033 (P)		732,560	739,226
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO, 0.423%, 11/11/2041 (S)		6,074,741	77,981
Series 2005-PWR8, Class X1 IO, 0.397%, 06/11/2041 (S)		626,471	15
Series 2004-PWR5, Class X1 IO, 0.610%, 07/11/2042 (S)		26,892	302
Series 2004-T16, Class X1 IO, 0.404%, 02/13/2046 (S)		20,377	116
Bear Stearns Mortgage Funding Trust, Series 2006-AR4, Class A1 0.981%, 12/25/2036 (P)		890,151	729,521

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX, 4.846%, 07/05/2033 (P)(S)	$	1,000,000	$1,014,411
Series 2014-ATLS, Class DFL, 3.777%, 07/05/2033 (P)(S)		1,190,000	1,169,619
BLCP Hotel Trust, Series 2014-CLRN, Class D 3.270%, 08/15/2029 (P)(S)		1,350,000	1,350,847
BWAY Mortgage Trust
Series 2013-1515, Class F, 3.927%, 03/10/2033 (P)(S)		1,490,000	1,437,539
Series 2013-1515, Class XB IO, 0.403%, 03/10/2033 (S)		46,410,000	1,398,848
Series 2015-1740, Class D, 3.787%, 01/13/2035 (P)(S)		840,000	823,217
Series 2015-1740, Class XA IO, 0.896%, 01/13/2035 (S)		18,973,000	802,178
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2, 4.459%, 05/15/2029 (P)(S)		1,035,000	1,023,989
Series 2015-JWRZ, Class GL1, 3.620%, 05/15/2029 (P)(S)		1,000,000	1,005,007
Series 2015-JWRZ, Class GL2, 4.458%, 05/15/2029 (P)(S)		1,055,000	1,056,980
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank)
Series 2007-CD5, Class C, 6.124%, 11/15/2044 (P)		1,000,000	1,018,137
Series 2007-CD5, Class F, 6.124%, 11/15/2044 (P)(S)		1,000,000	875,034
Series 2017-CD3, Class A4, 3.631%, 02/10/2050		5,000,000	5,173,490
Series 2017-CD3, Class C, 4.563%, 02/10/2050 (P)		1,657,000	1,728,991
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA 3.770%, 12/15/2027 (P)(S)		1,261,184	1,269,072
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class XA IO 1.130%, 04/15/2044 (S)		4,069,679	134,190
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class F 3.912%, 04/10/2028 (P)(S)		745,000	731,245
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX 4.387%, 02/10/2033 (S)		2,195,000	2,240,056
CHL Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A 2.973%, 07/20/2034 (P)		235,102	234,849
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)		3,955,000	4,092,068
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C, 4.761%, 02/10/2047 (P)		2,200,000	2,328,914
Series 2014-CR16, Class XA IO, 1.203%, 04/10/2047		11,797,302	633,427
Series 2014-CR21, Class A2, 3.095%, 12/10/2047		3,000,000	3,075,824
Series 2015-CR27, Class B, 4.361%, 10/10/2048 (P)		740,000	780,912
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class AJFL, 1.462%, 12/10/2049 (P)(S)	$	1,000,000	$983,325
Series 2007-C9, Class F, 5.792%, 12/10/2049 (P)		750,000	748,663
Series 2007-C9, Class G, 5.792%, 12/10/2049 (P)(S)		800,000	791,740
Series 2012-CR3, Class XA IO, 2.073%, 10/15/2045		27,582,890	2,077,590
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (P)		390,000	420,010
Series 2012-LC4, Class XA IO, 2.276%, 12/10/2044 (S)		5,007,826	414,661
Series 2013-300P, Class D, 4.394%, 08/10/2030 (P)(S)		965,000	1,000,199
Series 2013-300P, Class E, 4.394%, 08/10/2030 (P)(S)		800,000	749,647
Series 2013-CR11, Class B, 5.161%, 10/10/2046 (P)		1,640,000	1,801,752
Series 2013-CR13, Class C, 4.750%, 12/10/2023 (P)		825,000	854,464
Series 2013-CR6, Class XA IO, 1.463%, 03/10/2046		13,397,115	487,660
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (P)(S)		890,000	966,615
Series 2014-FL4, Class D, 3.217%, 07/13/2031 (P)(S)		1,760,000	1,731,486
Series 2014-LC15, Class C, 4.944%, 04/10/2047 (P)		1,300,000	1,325,013
Series 2014-TWC, Class D, 3.021%, 02/13/2032 (P)(S)		1,085,000	1,086,357
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley), Series 2014-PAT, Class D 2.917%, 08/13/2027 (P)(S)		1,345,000	1,345,000
Commercial Mortgage Trust (Deutsche Bank/UBS)
Series 2014-UBS2, Class D, 5.015%, 03/10/2047 (P)(S)		500,000	427,918
Series 2014-UBS2, Class XA IO, 1.385%, 03/10/2047		10,239,330	650,458
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO, 1.724%, 08/15/2045		22,097,165	1,597,141
Series 2014-CR15, Class XA IO, 1.286%, 02/10/2047		40,611,472	1,790,178
Series 2014-CR16, Class C, 4.902%, 04/10/2047 (P)		2,140,000	2,183,652
Core Industrial Trust, Series 2015-CALW, Class F 3.850%, 02/10/2034 (P)(S)		1,375,000	1,369,957
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL, 1.002%, 01/15/2049 (P)		662,378	662,110
Series 2007-C3, Class AM, 5.638%, 06/15/2039 (P)		1,050,000	1,059,188
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class B, 4.882%, 07/15/2037		558,017	557,547
Series 2005-C1, Class AX IO, 0.759%, 02/15/2038 (S)		571,890	36
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3 5.002%, 11/10/2046 (S)		2,000,000	2,159,306

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Deutsche Bank Commercial Mortgage Trust, Series 2016-C3, Class C 3.495%, 09/10/2049 (P)	$	515,000	$491,155
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-4, Class 2AR1 1.318%, 06/25/2034 (P)		465,610	445,482
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2B 1.229%, 07/19/2044 (P)		1,266,031	1,156,007
EQTY Mortgage Trust, Series 2014-INNS, Class E 4.226%, 05/08/2031 (P)(S)		900,000	893,802
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 2A1 3.023%, 08/25/2034 (P)		488,221	458,735
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.631%, 11/25/2049 (P)(S)		1,055,000	1,128,004
Series 2011-K11, Class B, 4.423%, 12/25/2048 (P)(S)		875,000	923,714
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX, 3.382%, 12/15/2034 (P)(S)		2,250,000	2,299,787
Series 2015-NRF, Class DFX, 3.382%, 12/15/2034 (P)(S)		563,000	568,679
Series 2015-NRF, Class EFX, 3.382%, 12/15/2034 (P)(S)		2,030,000	2,005,252
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class XC IO 0.010%, 06/10/2048 (S)		80,938	0
Great Wolf Trust, Series 2015-WOLF, Class D 4.270%, 05/15/2034 (P)(S)		1,325,000	1,344,844
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM, 5.774%, 07/10/2038 (P)		624,832	624,808
Series 2007-GG11, Class AJ, 6.032%, 12/10/2049 (P)		1,230,000	1,228,944
Series 2007-GG11, Class AM, 5.867%, 12/10/2049 (P)		1,500,000	1,523,308
GS Mortgage Securities Trust
Series 2010-C2, Class XA IO, 0.145%, 12/10/2043 (S)		35,880,558	188,064
Series 2011-GC5, Class XA IO, 1.365%, 08/10/2044 (S)		14,999,785	736,281
Series 2012-GC17, Class XA IO, 2.340%, 05/10/2045		16,011,265	1,221,890
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (P)(S)		1,140,200	1,149,631
Series 2014-NEW, Class C, 3.790%, 01/10/2031 (S)		640,000	632,617
Series 2014-NEW, Class D, 3.790%, 01/10/2031 (S)		2,300,000	2,257,440
Series 2015-590M, Class C, 3.805%, 10/10/2035 (P)(S)		905,000	905,822
Series 2016-ICE2, Class D, 6.520%, 02/15/2033 (P)(S)		1,615,000	1,667,497
Series 2016-RENT, Class D, 4.067%, 02/10/2029 (P)(S)		995,000	1,012,730
Series 2017-485L, Class C, 3.981%, 02/10/2037		910,000	934,282
Series 2005-GG4, Class XC IO, 1.379%, 07/10/2039 (S)		10,793	1
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C, 1.229%, 06/20/2035 (P)	$	897,526	$850,722
Series 2007-3, Class ES IO, 1.969%, 05/19/2047 (S)		4,551,932	70,783
Series 2007-4, Class ES IO, 0.350%, 07/19/2047		4,838,502	70,071
Series 2007-6, Class ES IO, 0.342%, 08/19/2037 (S)		3,728,865	47,364
HILT Mortgage Trust
Series 2014-ORL, Class D, 2.772%, 07/15/2029 (P)(S)		1,140,000	1,121,177
Series 2014-ORL, Class F, 2.772%, 07/15/2029 (P)(S)		1,013,000	966,737
Hilton USA Trust, Series 2016-HHV, Class D 4.194%, 11/05/2038 (P)(S)		1,070,000	1,022,792
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL 4.427%, 08/05/2034 (P)(S)		760,000	754,282
Impac Secured Assets CMN Owner Trust, Series 2004-4, Class M2 1.588%, 02/25/2035 (P)		755,000	729,333
Impac Secured Assets Trust, Series 2006-5, Class 2A 0.978%, 12/25/2036 (P)		633,060	583,361
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 1.979%, 07/25/2035		9,022,270	606,262
Series 2005-AR8, Class AX2 IO, 1.984%, 05/25/2035		16,700,102	942,662
Series 2005-AR18, Class 1X IO, 1.969%, 10/25/2036		7,393,518	581,655
Series 2005-AR18, Class 2X IO, 1.710%, 10/25/2036		15,810,260	652,553
Irvine Core Office Trust, Series 2013-IRV, Class XA IO 1.105%, 05/15/2048 (S)		20,857,029	715,492
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.896%, 08/15/2046		18,231,472	477,989
Series 2014-C19, Class C, 4.667%, 04/15/2047 (P)		1,375,000	1,385,606
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class AM, 5.464%, 12/12/2043		89,672	89,664
Series 2006-LDP8, Class C, 5.549%, 05/15/2045 (P)		1,000,000	1,001,500
Series 2007-LD12, Class AJ, 6.062%, 02/15/2051 (P)		500,000	461,196
Series 2007-LD12, Class AM, 6.062%, 02/15/2051 (P)		2,115,000	2,150,411
Series 2011-C3A, Class XA IO, 1.034%, 02/15/2046 (S)		17,662,433	446,487
Series 2011-C4, Class XA IO, 1.362%, 07/15/2046 (S)		22,065,658	547,054
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (S)		28,205,000	1,888,728
Series 2014-FL5, Class C, 2.870%, 07/15/2031 (P)(S)		1,631,000	1,613,312
Series 2014-INN, Class F, 4.770%, 06/15/2029 (P)(S)		2,280,000	2,242,849
Series 2014-PHH, Class C, 2.870%, 08/15/2027 (P)(S)		1,500,000	1,499,973

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2015-MAR7, Class C, 4.490%, 06/05/2032 (S)	$	1,220,000	$1,188,566
Series 2015-SGP, Class B, 3.520%, 07/15/2036 (P)(S)		967,000	975,465
Series 2015-UES, Class E, 3.621%, 09/05/2032 (P)(S)		1,000,000	971,789
Series 2016-JP2, Class XA IO, 1.865%, 08/15/2049		14,325,163	1,902,717
Series 2016-JP3, Class C, 3.483%, 08/15/2049 (P)		718,000	677,718
Series 2007-LDPX, Class A3, 5.420%, 01/15/2049		311,627	311,380
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ, 6.248%, 09/15/2045 (P)		500,000	503,350
Series 2004-C1, Class XCL IO, 0.435%, 01/15/2036 (S)		4,346,049	675
Series 2005-C1, Class XCL IO, 0.192%, 02/15/2040 (S)		18,399	50
Lehman Brothers Small Balance Commercial Mortgage Pass-Through Certificates, Series 2005-1A, Class A 1.028%, 02/25/2030 (P)(S)		724,508	678,866
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2, 1.878%, 11/25/2034 (P)		925,000	899,287
Series 2004-13, Class 2A1, 3.073%, 04/21/2034 (P)		163,676	167,988
Series 2004-8, Class 5A1, 3.158%, 08/25/2034 (P)		133,263	132,176
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1, 6.500%, 05/25/2034		586,505	612,537
Series 2005-2, Class 4A3, 1.178%, 03/25/2035 (P)		660,092	628,026
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A 2.543%, 10/25/2035 (P)		673,504	672,426
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.341%, 02/12/2051 (S)		40,052,268	57,920
Series 2005-CIP1, Class XC IO, 0.014%, 07/12/2038 (S)		3,748,260	818
Series 2006-C2, Class X IO, 0.127%, 08/12/2043 (S)		709,024	128
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class AM 5.526%, 03/12/2051 (P)		725,000	728,450
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class 5.583%, 06/12/2046 (P)(S)		516,112	515,467
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.564%, 08/15/2045 (S)		15,522,038	876,714
Series 2012-C6, Class XA IO, 1.974%, 11/15/2045 (S)		12,853,809	730,108
Series 2013-C7, Class AS, 3.214%, 02/15/2046		5,000,000	5,038,955
Series 2013-C7, Class B, 3.769%, 02/15/2046		1,000,000	1,020,794
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2013-C7, Class C, 4.145%, 02/15/2046 (P)	$	609,000	$598,611
Series 2013-C7, Class XA IO, 1.496%, 02/15/2046		26,426,674	1,591,594
Series 2014-C18, Class 300D, 5.279%, 08/15/2031		745,000	762,534
Series 2014-C19, Class A2, 3.101%, 12/15/2047		3,200,000	3,276,653
Morgan Stanley Capital I Trust
Series 2006-T23, Class E, 6.076%, 08/12/2041 (P)(S)		350,000	285,884
Series 2007-IQ14, Class AM, 5.715%, 04/15/2049 (P)		1,095,000	1,096,322
Series 2011-C3, Class XA IO, 0.798%, 07/15/2049 (S)		11,977,640	315,339
Series 2012-C4, Class AS, 3.773%, 03/15/2045		2,371,500	2,475,436
Series 2014-150E, Class D, 4.295%, 09/09/2032 (P)(S)		2,610,000	2,590,455
Series 2015, Class XLF1 C, 2.971%, 08/14/2031 (P)(S)		1,055,000	1,056,948
Series 2005-IQ9, Class X1 IO, 1.102%, 07/15/2056 (S)		88,468	540
Series 2005-T17, Class X1 IO, 0.768%, 12/13/2041 (S)		33,949	163
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2 3.489%, 08/25/2034 (P)		616,977	613,132
MortgageIT Trust, Series 2005-2, Class 1A2 1.438%, 05/25/2035 (P)		526,097	500,070
MSCG Trust, Series 2016-SNR, Class D 6.550%, 11/15/2034 (S)		1,770,000	1,725,355
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2004-AP3, Class A6 5.293%, 10/25/2034 (P)		66,994	68,644
One Market Plaza Trust, Series 2017-1MKT, Class D 4.145%, 02/10/2032 (S)		695,000	704,576
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2, 1.228%, 04/25/2035 (P)		930,000	878,915
Series 2005-3, Class APT, 1.068%, 07/25/2035 (P)		654,965	642,558
Residential Accredit Loans, Inc., Series 2005-QO4, Class XIO IO 2.108%, 12/25/2045		8,122,992	855,889
Sequoia Mortgage Trust, Series 2005-3, Class A1 0.981%, 05/20/2035 (P)		2,471	2,269
TMSQ Mortgage Trust, Series 2011-1500, Class D 3.835%, 10/10/2036 (P)(S)		1,215,000	1,171,795
UBS Commercial Mortgage Trust, Series 2012-C1, Class B 4.822%, 05/10/2045		610,000	666,658
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO, 1.624%, 05/10/2063 (S)		15,332,678	734,308
Series 2013-C6, Class D, 4.345%, 04/10/2046 (P)(S)		600,000	543,222

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
VNDO Mortgage Trust, Series 2013-PENN, Class D 3.947%, 12/13/2029 (P)(S)	$	1,559,000	$1,599,966
VNDO Trust, Series 2016-350P, Class D 3.903%, 01/10/2035 (P)(S)		1,740,000	1,692,553
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class AJ, 5.289%, 10/15/2044 (P)		72,632	72,579
Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (P)		1,800,000	1,815,105
Series 2007-C31, Class AM, 5.591%, 04/15/2047 (P)		2,000,000	2,003,594
Series 2007-C33, Class AJ, 5.975%, 02/15/2051 (P)		1,000,000	1,002,698
Series 2005-C17, Class XC IO, 0.361%, 03/15/2042 (S)		1,090,107	2,963
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2, 1.171%, 06/25/2044 (P)		800,637	748,659
Series 2004-CB2, Class 1A, 5.000%, 07/25/2034		679,838	705,552
Series 2005-AR19, Class A1A2, 1.068%, 12/25/2045 (P)		798,534	747,616
Series 2005-AR2, Class 2A1B, 1.148%, 01/25/2045 (P)		1,809,859	1,672,565
Series 2005-AR2, Class 2A3, 1.128%, 01/25/2045 (P)		578,306	540,875
Series 2005-AR8, Class 2AB2, 1.198%, 07/25/2045 (P)		1,843,871	1,754,811
Series 2005-AR8, Class 2AB3, 1.131%, 07/25/2045 (P)		620,868	590,988
Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2005-1, Class 6A1 6.500%, 03/25/2035		6,144	5,947
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.710%, 03/18/2028 (P)(S)		3,185,000	3,167,804
Series 2013-BTC, Class E, 3.550%, 04/16/2035 (P)(S)		2,330,000	2,095,369
Series 2015-LC22, Class B, 4.540%, 09/15/2058 (P)		892,000	952,947
Series 2016-BNK1, Class A3, 2.652%, 08/15/2049		4,000,000	3,836,057
Series 2016-C35, Class A4, 2.931%, 07/15/2048		3,000,000	2,933,798
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR3, Class 1A2 3.090%, 03/25/2035 (P)		531,961	530,129
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO, 0.800%, 02/15/2044 (S)		45,459,021	1,145,576
Series 2011-C3, Class XA IO, 1.366%, 03/15/2044 (S)		28,757,564	1,186,580
Series 2012-C10, Class XA IO, 1.678%, 12/15/2045 (S)		8,309,072	571,624
Series 2012-C9, Class XA IO, 2.090%, 11/15/2045 (S)		21,122,406	1,571,492
Series 2013-C15, Class B, 4.480%, 08/15/2046 (P)		1,315,000	1,395,987
Series 2013-C15, Class C, 4.480%, 08/15/2046 (P)		1,000,000	1,028,603
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2013-C16, Class B, 4.981%, 09/15/2046 (P)	$	355,000	$386,546
Series 2013-C16, Class XA IO, 0.957%, 09/15/2046		14,983,367	531,853
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D 3.341%, 11/15/2029 (P)(S)		192,823	192,651
			225,675,916
U.S. Government Agency – 2.8%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1, 2.221%, 11/25/2023 (P)		454,306	455,598
Series 2015-DNA1, Class M2, 2.621%, 10/25/2027 (P)		975,000	993,338
Series 2015-DNA1, Class M3, 4.071%, 10/25/2027 (P)		425,000	452,447
Series 2016-DNA3, Class M2, 2.771%, 12/25/2028 (P)		645,000	659,178
Series 2016-HQA2, Class M2, 3.021%, 11/25/2028 (P)		695,000	712,204
Series 290, Class IO, 3.500%, 11/15/2032		3,697,617	562,537
Series 3387, Class SB IO, 5.650%, 11/15/2037		4,902,925	881,722
Series 3632, Class AP, 3.000%, 02/15/2040		1,990,744	2,042,580
Series 3830, Class NI IO, 4.500%, 01/15/2036		2,452,473	133,713
Series K005, Class AX IO, 1.357%, 11/25/2019		26,585,294	877,291
Series K006, Class BX1 IO, 5.363%, 02/25/2020		4,479,358	640,928
Series K010, Class X1 IO, 0.301%, 10/25/2020		33,616,466	206,684
Series K011, Class X1 IO, 0.274%, 11/25/2020		52,013,018	471,847
Series K014, Class X1 IO, 1.199%, 04/25/2021		14,275,001	603,303
Series K015, Class X1 IO, 1.611%, 07/25/2021		19,911,157	1,175,011
Series K017, Class X1 IO, 1.366%, 12/25/2021		23,045,253	1,229,492
Series K018, Class X1 IO, 1.390%, 01/25/2022		5,434,391	294,257
Series K021, Class A2, 2.396%, 06/25/2022		1,000,000	1,003,808
Series K021, Class X1 IO, 1.478%, 06/25/2022		16,174,526	1,035,948
Series K022, Class X1 IO, 1.266%, 07/25/2022		24,727,438	1,365,439
Series K024, Class X1 IO, 0.875%, 09/25/2022		10,738,677	420,048
Series K026, Class X1 IO, 1.028%, 11/25/2022		13,271,862	629,365
Series K038, Class A2, 3.389%, 03/25/2024		3,600,000	3,775,717
Series K705, Class X1 IO, 1.718%, 09/25/2018		14,983,897	331,706
Series K707, Class X1 IO, 1.526%, 12/25/2018		11,004,894	245,036
Series K709, Class X1 IO, 1.515%, 03/25/2019		31,877,243	819,784

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K710, Class X1 IO, 1.757%, 05/25/2019	$	42,041,813	$1,293,475
Series KAIV, Class X1 IO, 1.317%, 06/25/2021		24,646,156	1,065,860
Series KS01, Class X1 IO, 1.374%, 01/25/2023		14,630,712	826,209
Series KS03, Class X IO, 0.438%, 08/25/2025		38,963,993	644,562
Series T-41, Class 3A, 5.862%, 07/25/2032 (P)		1,523	1,669
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041		283	323
Series 2011-118, Class CD, 3.500%, 10/25/2039		2,578,357	2,650,978
Series 2011-41, Class KA, 4.000%, 01/25/2041		658,341	689,601
Series 2011-86, Class NA, 4.000%, 01/25/2041		1,189,471	1,240,820
Series 2012-103, Class PS IO, 5.872%, 04/25/2042		2,715,094	540,671
Series 2012-137, Class WI IO, 3.500%, 12/25/2032		3,848,402	590,273
Series 2012-30, Class PB, 2.250%, 10/25/2040		1,678,097	1,662,980
Series 2012-38, Class PA, 2.000%, 09/25/2041		1,874,696	1,837,245
Series 2012-M5, Class X IO, 0.596%, 02/25/2022		29,678,106	706,467
Series 2012-MB, Class X1 IO, 2.100%, 12/25/2019		8,706,919	223,767
Series 2013-32, Class MH, 2.500%, 09/25/2042		3,340,089	3,365,839
Series 2013-M11, Class SA IO, 5.892%, 01/25/2018		6,105,849	110,470
Series 2015-28, Class PA, 2.500%, 06/25/2044		6,393,282	6,281,263
Series 2103-130, Class CD, 3.000%, 06/25/2043		4,559,762	4,601,887
Series 2002-W3, Class A5, 7.500%, 11/25/2041		11,579	13,694
Government National Mortgage Association
Series 2008-90, Class IO, 1.451%, 12/16/2050		3,847,596	497,843
Series 2012-114, Class IO, 0.822%, 01/16/2053		15,405,105	891,124
Series 2012-120, Class IO, 0.805%, 02/16/2053		12,463,687	639,663
Series 2012-125, Class IO, 0.506%, 02/16/2053		15,352,598	487,554
Series 2012-70, Class IO, 0.556%, 08/16/2052		9,130,790	266,607
Series 2013-63, Class IO, 0.769%, 09/16/2051		17,184,079	893,794
Series 2016-142, Class IO, 0.997%, 09/16/2058		5,940,273	510,567
Series 2016-162, Class IO, 0.996%, 09/16/2058		12,660,842	1,045,629
Series 2016-174, Class IO, 0.907%, 11/16/2056		8,180,635	696,160
Series 2016-87, Class IO, 1.008%, 08/16/2058		8,216,674	637,437
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-20, Class IO, 0.750%, 12/16/2058	$	15,657,000	$1,122,289
Series 2017-3, Class IO, 0.907%, 09/16/2058		14,531,992	1,162,446
			59,218,147
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $287,432,441)			$284,894,063
ASSET BACKED SECURITIES – 9.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE3, Class M2 1.453%, 05/25/2035 (P)		580,838	574,934
Aegis Asset Backed Securities Trust, Series 2005-4, Class M1 1.228%, 10/25/2035 (P)		1,920,000	1,824,005
Allegro CLO I, Ltd., Series 13-1A, Class D 5.789%, 01/30/2026 (P)(S)		800,000	763,455
Ally Auto Receivables Trust, Series 2015-1, Class A4 1.750%, 05/15/2020		1,460,000	1,462,549
Alterna Funding I LLC, Series 2014-1A 1.639%, 02/15/2021 (S)		237,265	232,520
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022		3,680,000	3,687,632
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1, 1.188%, 01/25/2036 (P)		1,100,000	1,059,518
Series 2005-R3, Class M2, 1.248%, 05/25/2035 (P)		810,000	783,490
AMMC CLO XII, Ltd., Series 2013-12A, Class E 6.034%, 05/10/2025 (P)(S)		500,000	496,376
AMMC CLO XIII, Ltd., Series 2013-13A, Class B3L 6.793%, 01/26/2026 (P)(S)		700,000	654,576
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6 6.510%, 08/25/2027		23	24
Applebee’s Funding LLC, Series 2014-1, Class A2 4.277%, 09/05/2044 (S)		3,055,000	3,008,236
Arby’s Funding LLC, Series 2015-1A, Class A2 4.969%, 10/30/2045 (S)		1,738,000	1,736,809
Argent Securities, Inc.
Series 2003-W10, Class M1, 1.836%, 01/25/2034 (P)		453,717	427,168
Series 2004-W6, Class M1, 1.603%, 05/25/2034 (P)		341,179	328,600
ARL First LLC, Series 2012-1A, Class A2 3.810%, 12/15/2042 (S)		1,100,000	1,054,038
BA Credit Card Trust, Series 2016-A1, Class A 1.160%, 10/15/2021 (P)		6,750,000	6,781,920
Bank of the West Auto Trust, Series 2015-1, Class A4 1.660%, 09/15/2020 (S)		2,045,000	2,042,966
Battalion CLO, Ltd.
Series 2007-1A, Class D, 3.173%, 07/14/2022 (P)(S)		1,250,000	1,251,225
Series 2007-1A, Class E, 5.273%, 07/14/2022 (P)(S)		1,000,000	1,002,043
BMW Vehicle Owner Trust, Series 2016-A, Class A4 1.370%, 12/27/2022		1,295,000	1,276,663

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Business Loan Express SBA Loan Trust, Series 2005-1A, Class A 1.071%, 06/27/2033 (P)(S)	$	1,084,783	$932,914
Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1 1.780%, 06/15/2022		3,660,000	3,650,539
California Republic Auto Receivables Trust
Series 2015-2, Class A4, 1.750%, 01/15/2021		1,695,000	1,691,862
Series 2016-2, Class A4, 1.830%, 12/15/2021		970,000	961,548
Canaras Summit CLO, Ltd.
Series 2007-1A, Class D, 3.243%, 06/19/2021 (P)(S)		1,400,000	1,400,360
Series 2007-1A, Class E, 5.343%, 06/19/2021 (P)(S)		400,000	395,657
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3 1.340%, 04/15/2022		2,725,000	2,701,797
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.800%, 03/15/2021		975,000	976,645
Series 2016-1, Class A4, 1.880%, 06/15/2021		980,000	975,311
Series 2016-2, Class A4, 1.680%, 09/15/2021		1,340,000	1,326,992
Cent CLO, Series 2012-16A, Class DR 7.024%, 08/01/2024 (P)(S)		475,000	474,999
Chase Issuance Trust
Series 2016-A1, Class A, 1.180%, 05/17/2021 (P)		8,000,000	8,040,468
Series 2016-A2, Class A, 1.370%, 06/15/2021		2,860,000	2,838,189
Series 2016-A5, Class A5, 1.270%, 07/15/2021		5,650,000	5,585,249
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4 1.870%, 02/15/2022 (S)		985,000	971,626
CIFC Funding, Ltd., Series 2013-1A, Class E 7.148%, 04/16/2025 (P)(S)		1,000,000	940,432
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021		3,915,000	3,908,239
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 4.474%, 03/20/2043 (S)		3,068,933	3,044,321
CNH Equipment Trust
Series 2015-C, Class A3, 1.660%, 11/16/2020		2,480,000	2,481,973
Series 2016-B, Class A3, 1.630%, 08/15/2021		1,060,000	1,055,015
Conseco Financial Corp., Series 1996-10, Class M1 7.240%, 11/15/2028 (P)		928,205	978,119
Countrywide Asset-Backed Certificates Trust, Series 2004-10, Class AF5B 5.034%, 02/25/2035 (P)		393,373	394,750
Covenant Credit Partners CLO II, Ltd., Series 2014-2A, Class D 4.673%, 10/17/2026 (P)(S)		1,000,000	973,045
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1, 1.191%, 07/25/2035 (P)		366,590	361,072
Series 2006-MH1, Class B1, 5.352%, 10/25/2036 (P)(S)		460,000	417,767
ASSET BACKED SECURITIES (continued)
Cronos Containers Program, Ltd., Series 2013-1A, Class A 3.080%, 04/18/2028 (S)	$	1,356,667	$1,310,224
CSMC Trust, Series 2006-CF2, Class M1 1.241%, 05/25/2036 (P)(S)		322,243	319,382
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)		3,763,200	3,814,462
Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.640%, 07/15/2021		4,165,000	4,162,231
DRIVEN BRANDS FUNDING LLC, Series 2015-1A, Class A2 5.216%, 07/20/2045 (S)		987,500	949,188
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3 1.753%, 12/25/2034 (P)		677,978	651,758
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.410%, 11/15/2025 (S)		935,000	940,085
Series 2015-A, Class A4, 1.640%, 06/15/2020		965,000	965,085
Series 2015-B, Class A4, 1.580%, 08/15/2020		915,000	914,026
Series 2016-B, Class A4, 1.520%, 08/15/2021		735,000	729,609
Series 2016-C, Class A4, 1.400%, 02/15/2022		1,554,000	1,531,033
FRS I LLC, Series 2013-1A, Class B 3.960%, 04/15/2043 (S)		1,594,874	1,569,779
GM Financial Automobile Leasing Trust, Series 2015-2, Class A4 1.850%, 07/22/2019		2,213,000	2,215,568
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1 1.650%, 05/15/2020 (S)		1,070,000	1,070,146
Grayson CLO, Ltd., Series 2006-1A, Class B 1.734%, 11/01/2021 (P)(S)		1,300,000	1,252,917
GSAA Home Equity Trust, Series 2005-11, Class 3A1 1.048%, 10/25/2035 (P)		725,838	708,309
GSAA Trust, Series 2005-10, Class M3 1.328%, 06/25/2035 (P)		729,751	714,670
GSC Group CDO Fund VIII, Ltd., Series 2007-8A, Class C 2.498%, 04/17/2021 (P)(S)		80,652	80,635
GSRPM Mortgage Loan Trust, Series 2006-1, Class A1 1.078%, 03/25/2035 (P)(S)		1,014,879	999,431
Hertz Vehicle Financing LLC, Series 2016-3A, Class A 2.270%, 07/25/2020 (S)		1,220,000	1,210,962
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.820%, 12/27/2028 (S)		1,483,000	1,482,794
Home Equity Asset Trust
Series 2005-1, Class M4, 1.798%, 05/25/2035 (P)		655,000	640,543
Series 2005-3, Class M4, 1.418%, 08/25/2035 (P)		800,000	758,141
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4, 1.470%, 08/23/2021		1,790,000	1,788,198
Series 2016-2, Class A4, 1.620%, 08/15/2022		1,895,000	1,882,705
Series 2016-4, Class A4, 1.360%, 01/18/2023		1,995,000	1,967,387

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 04/15/2022	$	3,375,000	$3,356,405
InSite Issuer LLC, Series 2016-1A, Class A 2.883%, 11/15/2046 (S)		2,250,000	2,215,003
John Deere Owner Trust, Series 2015-A, Class A4 1.650%, 12/15/2021		655,000	655,469
KVK CLO, Ltd., Series 2012-1A, Class E 7.273%, 07/15/2023 (P)(S)		1,300,000	1,300,299
LCM XVI LP
Series 16A, Class C, 3.873%, 07/15/2026 (P)(S)		1,000,000	1,000,489
Series 21A, Class E, 8.680%, 04/20/2028 (P)(S)		500,000	505,656
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A, 1.298%, 06/25/2035 (P)		626,785	606,888
Series 2005-WMC1, Class M1, 1.528%, 09/25/2035 (P)		456,106	423,881
Miramax LLC, Series 2014-1A, Class A2 3.340%, 07/20/2026 (S)		1,372,640	1,362,729
Mountain View CLO II, Ltd., Series 2006-2A, Class B 1.418%, 01/12/2021 (P)(S)		1,000,000	995,474
MVW Owner Trust
Series 2014-1A, Class A, 2.250%, 09/22/2031 (S)		321,562	317,081
Series 2015-1A, Class A, 2.520%, 12/20/2032 (S)		867,448	860,906
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4 1.058%, 09/25/2036 (P)		1,160,622	1,127,687
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 1.453%, 03/25/2035 (P)		1,770,000	1,671,190
Series 2005-2, Class M2, 1.453%, 06/25/2035 (P)		2,285,000	2,242,322
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4 1.540%, 10/17/2022		1,005,000	993,093
Ocean Trails CLO IV, Series 2013-4A, Class F 6.934%, 08/13/2025 (P)(S)		700,000	657,955
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B, 1.680%, 08/25/2021 (P)(S)		1,000,000	986,723
Series 2007-1A, Class C, 2.930%, 08/25/2021 (P)(S)		750,000	732,352
RAAC Series Trust, Series 2006-SP4, Class M1 1.118%, 11/25/2036 (P)		685,000	644,837
RASC Series Trust, Series 2005-KS7, Class M4 1.358%, 08/25/2035 (P)		2,000,000	1,930,447
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4 4.934%, 08/25/2035 (P)		1,315,000	1,319,957
Saxon Asset Securities Trust, Series 2006-2, Class A3C 0.928%, 09/25/2036 (P)		1,235,280	1,201,368
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A 2.050%, 06/20/2031 (S)		163,093	162,578
Sonic Capital LLC, Series 2016-1A, Class A2 4.472%, 05/20/2046 (S)		531,879	525,735
Soundview Home Loan Trust, Series 2005-CTX1, Class M2 1.218%, 11/25/2035 (P)		540,000	526,810
ASSET BACKED SECURITIES (continued)
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M1, 1.416%, 03/25/2036 (P)	$	172,770	$171,986
Series 2006-BC1, Class A2D, 1.078%, 12/25/2036 (P)		1,577,094	1,561,459
Structured Asset Investment Loan Trust
Series 2005-1, Class M2, 1.491%, 02/25/2035 (P)(S)		1,121,379	1,103,924
Series 2005-2, Class M2, 1.513%, 03/25/2035 (P)		1,499,727	1,435,851
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1 1.208%, 09/25/2035 (P)		738,714	724,196
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4 1.780%, 01/15/2021 (S)		2,070,000	2,063,992
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, 03/15/2022		1,480,000	1,486,081
Taco Bell Funding LLC
Series 2016-1A, Class A2I, 3.832%, 05/25/2046 (S)		1,437,775	1,442,878
Series 2016-1A, Class A2II, 4.377%, 05/25/2046 (S)		1,990,000	2,025,293
TAL Advantage V LLC
Series 2013-1A, Class A, 2.830%, 02/22/2038 (S)		780,000	754,233
Series 2014-1A, Class A, 3.510%, 02/22/2039 (S)		1,281,000	1,257,596
Telos CLO, Ltd., Series 2007-2A, Class D 3.223%, 04/15/2022 (P)(S)		1,000,000	984,299
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.500%, 10/25/2056 (P)(S)		2,250,188	2,233,386
Series 2017-1, Class A1, 2.750%, 10/25/2056 (P)(S)		783,000	782,138
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4, 1.740%, 09/15/2020		1,395,000	1,397,514
Series 2016-B, Class A4, 1.520%, 08/16/2021		1,200,000	1,188,318
Series 2016-C, Class A4, 1.320%, 11/15/2021		1,125,000	1,110,117
Tricon American Homes Trust, Series 2016-SFR1, Class B 2.989%, 11/17/2033 (S)		871,000	849,595
VB-S1 Issuer LLC
Series 2016-1A, Class D, 4.459%, 06/15/2046 (S)		2,000,000	1,966,075
Series 2016-1A, Class F, 6.901%, 06/15/2046 (S)		750,000	773,627
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)		5,990,000	5,943,298
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)		2,725,000	2,710,111
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2 1.400%, 07/22/2019 (S)		950,000	949,227
Voya CLO III, Ltd., Series 2006-3A, Class D 4.523%, 12/13/2020 (P)(S)		850,000	842,257
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 06/15/2045 (S)		5,317,688	5,328,817
Series 2015-1A, Class A2II, 4.080%, 06/15/2045 (S)		1,382,500	1,375,846

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2013-1A, Class B, 3.750%, 08/20/2025 (S)	$	80,723	$80,552
Series 2014-1A, Class A, 2.150%, 12/20/2026 (S)		1,261,992	1,249,767
Series 2014-1A, Class B, 3.250%, 12/20/2026 (S)		808,594	803,290
Series 2015-1A, Class A, 2.750%, 05/20/2027 (S)		639,264	633,246
Series 2015-2A, Class B, 4.000%, 07/20/2028 (S)		1,513,461	1,510,388
Series 2016-1A, Class A, 3.500%, 12/20/2028 (S)		757,046	754,288
World Omni Auto Receivables Trust, Series 2016-A, Class A3 1.770%, 09/15/2021		2,430,000	2,432,821
TOTAL ASSET BACKED SECURITIES (Cost $189,817,427)			$190,806,704
PREFERRED SECURITIES – 0.4%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)		5,034	435,913
Financials – 0.2%
Discover Financial Services, 6.500%		16,806	432,923
F.N.B. Corp. (7.250% to 02/15/2024, then 3 month LIBOR + 4.600%)		14,874	438,039
GMAC Capital Trust I, 6.824% (P)		51,909	1,335,099
Regions Financial Corp., 6.375%		16,227	417,196
The Goldman Sachs Group, Inc. (5.500% to 05/10/2023, then 3 month LIBOR + 3.640%)		22,698	604,902
Wells Fargo & Company, Series L, 7.500%		329	403,025
			3,631,184
Utilities – 0.2%
Dominion Resources, Inc., 6.750%		36,782	1,872,204
DTE Energy Company, 6.500%		17,950	969,300
Exelon Corp., 6.500% (L)		9,840	487,867
			3,329,371
TOTAL PREFERRED SECURITIES (Cost $7,243,992)			$7,396,468
ESCROW CERTIFICATES – 0.0%
Financials – 0.0%
Lehman Brothers Holdings, Inc., 01/26/2017 (I)		1,120,000	72,240
TOTAL ESCROW CERTIFICATES (Cost $0)			$72,240
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 0.8372% (W)(Y)		1,991,558	19,929,718
TOTAL SECURITIES LENDING COLLATERAL (Cost $19,927,943)			$19,929,718
SHORT-TERM INVESTMENTS – 8.4%
U.S. Government Agency – 0.5%
Federal Home Loan Bank Discount Note 0.350%, 03/01/2017 *	$	11,105,000	11,105,000
Money market funds – 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)		158,842,409	158,842,409
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.3%
Barclays Tri-Party Repurchase Agreement dated 02/28/2017 at 0.520% to be repurchased at $4,752,069 on 03/01/2017, collateralized by $4,780,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 07/15/2024 (valued at $4,847,118, including interest)	$	4,752,000	$4,752,000
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $329,001 on 03/01/2017, collateralized by $340,000 U.S. Treasury Notes, 2.125% due 05/15/2025 (valued at $337,367, including interest)		329,000	329,000
			5,081,000
TOTAL SHORT-TERM INVESTMENTS (Cost $175,028,409)			$175,028,409
Total Investments (Active Bond Fund) (Cost $2,185,062,867) – 106.1%			$2,220,054,640
Other assets and liabilities, net – (6.1%)			(127,081,198)
TOTAL NET ASSETS – 100.0%			$2,092,973,442

Currency Abbreviations

ARS	Argentine Peso
MXN	Mexican Peso
USD	U.S. Dollar

Security Abbreviations and Legend

IO	Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing – Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $394,342,852 or 18.8% of the fund’s net assets as of 2-28-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 84.9%
Consumer discretionary – 10.8%
Auto components – 0.6%
Delphi Automotive PLC	22,114	$1,683,539
Automobiles – 0.7%
Geely Automobile Holdings, Ltd.	120,413	163,680
Harley-Davidson, Inc.	17,079	962,914
Maruti Suzuki India, Ltd.	8,672	769,431
		1,896,025
Diversified consumer services – 0.3%
New Oriental Education & Technology Group, Inc., ADR (I)	12,213	591,231
The Honest Company, Inc. (I)(R)	8,330	280,138
		871,369
Hotels, restaurants and leisure – 2.1%
China Lodging Group, Ltd., ADR (I)	2,750	159,418
Choice Hotels International, Inc.	20,686	1,253,572
Domino’s Pizza Group PLC	67,874	323,353
Hilton Grand Vacations, Inc. (I)	1	30
Hilton Worldwide Holdings, Inc.	16,276	930,987
Hyatt Hotels Corp., Class A (I)	10,996	564,535
McDonald’s Corp.	11,603	1,481,123
Panera Bread Company, Class A (I)	4,120	950,896
The Star Entertainment Group, Ltd.	14,069	52,575
		5,716,489
Household durables – 1.0%
NVR, Inc. (I)	1,331	2,575,445
Internet and direct marketing retail – 1.8%
Amazon.com, Inc. (I)	1,622	1,370,655
Ctrip.com International, Ltd., ADR (I)	2,568	121,826
Expedia, Inc.	3,500	416,640
Netflix, Inc. (I)	10,467	1,487,675
The Priceline Group, Inc. (I)	686	1,182,753
Zalando SE (I)	2,651	105,815
		4,685,364
Media – 0.2%
Viacom, Inc., Class B	12,979	563,938
Specialty retail – 2.5%
Advance Auto Parts, Inc.	13,160	2,060,988
CarMax, Inc. (I)	6,547	422,543
Jand, Inc., Class A (I)(R)	8,158	80,683
Lowe’s Companies, Inc.	15,604	1,160,469
The Home Depot, Inc.	10,932	1,584,156
The TJX Companies, Inc.	17,848	1,400,176
		6,709,015
Textiles, apparel and luxury goods – 1.6%
NIKE, Inc., Class B	68,135	3,894,597
VF Corp.	8,400	440,580
		4,335,177
		29,036,361
Consumer staples – 4.6%
Beverages – 0.8%
Monster Beverage Corp. (I)	18,084	749,401
The Coca-Cola Company	33,876	1,421,437
		2,170,838
Food and staples retailing – 1.0%
Costco Wholesale Corp.	15,219	2,696,502
Food products – 0.3%
The Hershey Company	7,613	824,869
Household products – 0.7%
Colgate-Palmolive Company	24,628	1,797,351
COMMON STOCKS (continued)
Personal products – 1.1%
Coty, Inc., Class A	44,700	$839,466
Unilever NV	42,671	2,019,618
		2,859,084
Tobacco – 0.7%
Philip Morris International, Inc.	18,611	2,035,113
		12,383,757
Energy – 4.1%
Energy equipment and services – 0.8%
Baker Hughes, Inc.	20,640	1,244,179
Halliburton Company	18,523	990,240
		2,234,419
Oil, gas and consumable fuels – 3.3%
Chevron Corp.	15,884	1,786,950
EOG Resources, Inc.	7,508	728,201
Newfield Exploration Company (I)	19,538	712,355
Petroleo Brasileiro SA, ADR (I)	27,999	282,230
Phillips 66	19,882	1,554,574
Pioneer Natural Resources Company	7,249	1,348,097
Suncor Energy, Inc.	59,434	1,862,067
World Fuel Services Corp.	16,312	590,005
		8,864,479
		11,098,898
Financials – 19.9%
Banks – 9.0%
Bank of America Corp.	137,122	3,384,171
Citigroup, Inc.	47,093	2,816,632
First Citizens BancShares, Inc., Class A	1,255	447,144
First Republic Bank	9,790	918,596
HDFC Bank, Ltd.	33,778	728,518
JPMorgan Chase & Co.	27,220	2,466,676
M&T Bank Corp.	17,455	2,914,461
Sberbank of Russia PJSC, ADR	44,300	485,085
The PNC Financial Services Group, Inc.	51,654	6,571,938
Wells Fargo & Company	58,121	3,364,043
		24,097,264
Capital markets – 1.7%
BlackRock, Inc.	7,596	2,943,146
FactSet Research Systems, Inc.	6,161	1,096,042
Hong Kong Exchanges & Clearing, Ltd.	1,923	47,736
Moody’s Corp.	3,143	350,036
Partners Group Holding AG	154	80,559
		4,517,519
Consumer finance – 1.4%
American Express Company	25,130	2,011,908
Capital One Financial Corp.	14,739	1,383,403
Synchrony Financial	12,889	467,097
		3,862,408
Diversified financial services – 0.7%
Berkshire Hathaway, Inc., Class B (I)	7,361	1,261,823
Cerved Information Solutions SpA	60,995	544,451
		1,806,274
Insurance – 6.9%
Alleghany Corp. (I)	1,034	667,757
American International Group, Inc.	40,520	2,590,038
Chubb, Ltd.	30,261	4,181,162
Fairfax Financial Holdings, Ltd.	1,963	883,808
Markel Corp. (I)	2,674	2,619,798
Marsh & McLennan Companies, Inc.	21,661	1,591,650
MetLife, Inc.	62,765	3,291,397

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	17,355	$847,445
White Mountains Insurance Group, Ltd.	921	862,295
XL Group, Ltd.	28,963	1,172,712
		18,708,062
Thrifts and mortgage finance – 0.2%
Indiabulls Housing Finance, Ltd.	37,314	485,745
		53,477,272
Health care – 10.7%
Biotechnology – 0.9%
Actelion, Ltd. (I)	436	117,319
Biogen, Inc. (I)	5,699	1,644,731
Bioverativ, Inc. (I)	241	12,551
Genmab A/S (I)	372	73,568
Incyte Corp. (I)	1,335	177,689
TESARO, Inc. (I)	1,543	290,655
		2,316,513
Health care equipment and supplies – 1.5%
ABIOMED, Inc. (I)	2,408	284,072
Align Technology, Inc. (I)	10,138	1,041,781
Edwards Lifesciences Corp. (I)	4,613	433,807
Intuitive Surgical, Inc. (I)	178	131,186
Medtronic PLC	27,351	2,212,969
		4,103,815
Health care providers and services – 3.4%
Acadia Healthcare Company, Inc. (I)	6,681	298,774
Cardinal Health, Inc.	20,068	1,632,933
Envision Healthcare Corp. (I)	15,000	1,050,000
Laboratory Corp. of America Holdings (I)	7,976	1,134,666
McKesson Corp.	24,560	3,687,193
UnitedHealth Group, Inc.	7,324	1,211,243
		9,014,809
Life sciences tools and services – 0.0%
Lonza Group AG (I)	499	91,896
Pharmaceuticals – 4.9%
Allergan PLC	8,400	2,056,488
Bristol-Myers Squibb Company	91,324	5,178,984
Eli Lilly & Company	24,600	2,037,126
Merck & Company, Inc.	40,932	2,696,191
Mylan NV (I)	25,951	1,086,049
Ono Pharmaceutical Company, Ltd.	10,570	234,061
		13,288,899
		28,815,932
Industrials – 13.4%
Aerospace and defense – 0.4%
Lockheed Martin Corp.	4,322	1,152,159
Air freight and logistics – 0.8%
FedEx Corp.	427	82,402
United Parcel Service, Inc., Class B	17,628	1,864,337
XPO Logistics, Inc. (I)	2,752	140,324
		2,087,063
Airlines – 1.0%
American Airlines Group, Inc.	41,787	1,937,245
Spirit Airlines, Inc. (I)	14,528	758,507
		2,695,752
Building products – 0.7%
Lennox International, Inc.	10,898	1,794,029
COMMON STOCKS (continued)
Commercial services and supplies – 1.1%
Cintas Corp.	7,815	$922,248
Clean Harbors, Inc. (I)	22,303	1,292,682
UniFirst Corp.	4,914	654,053
		2,868,983
Construction and engineering – 0.1%
EMCOR Group, Inc.	2,211	135,932
Electrical equipment – 0.5%
Eaton Corp. PLC	17,996	1,295,352
EnerSys	1,083	83,099
		1,378,451
Industrial conglomerates – 1.1%
3M Company	8,601	1,602,796
Honeywell International, Inc.	10,477	1,304,387
		2,907,183
Machinery – 1.8%
Allison Transmission Holdings, Inc.	27,526	990,385
IDEX Corp.	15,158	1,397,416
Nordson Corp.	1,436	172,377
Oshkosh Corp.	1,760	119,486
PACCAR, Inc.	17,409	1,163,095
The Middleby Corp. (I)	8,056	1,117,448
		4,960,207
Professional services – 0.3%
TransUnion (I)	25,649	951,321
Road and rail – 4.1%
AMERCO	2,052	792,688
Canadian National Railway Company	32,812	2,281,672
CSX Corp.	7,289	353,954
DSV A/S	14,667	721,162
Genesee & Wyoming, Inc., Class A (I)	23,146	1,716,044
J.B. Hunt Transport Services, Inc.	8,748	858,791
Knight Transportation, Inc.	15,223	497,792
Localiza Rent a Car SA	42,190	521,826
Union Pacific Corp.	30,691	3,312,787
		11,056,716
Trading companies and distributors – 1.5%
Fastenal Company	35,880	1,795,076
MSC Industrial Direct Company, Inc., Class A	7,502	754,626
Rexel SA	35,419	573,064
WESCO International, Inc. (I)	11,500	799,250
		3,922,016
		35,909,812
Information technology – 13.1%
Communications equipment – 1.4%
Arista Networks, Inc. (I)	590	70,204
Cisco Systems, Inc.	82,893	2,833,283
Finisar Corp. (I)	4,246	142,156
Motorola Solutions, Inc.	8,995	710,335
Ubiquiti Networks, Inc. (I)	1,703	83,685
		3,839,663
Electronic equipment, instruments and components – 0.8%
AAC Technologies Holdings, Inc.	8,747	92,018
Amphenol Corp., Class A	3,306	228,808
Cognex Corp.	3,205	246,176
Coherent, Inc. (I)	2,576	470,326
Dolby Laboratories, Inc., Class A	1,806	88,295
Keysight Technologies, Inc. (I)	13,585	510,796
Largan Precision Company, Ltd.	3,450	512,024
		2,148,443

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services – 2.2%
Alibaba Group Holding, Ltd., ADR (I)	13,336	$1,372,274
Alphabet, Inc., Class A (I)	298	251,789
CoStar Group, Inc. (I)	1,934	392,950
Facebook, Inc., Class A (I)	12,651	1,714,717
GoDaddy, Inc., Class A (I)	2,966	109,297
Just Eat PLC (I)	71,281	442,088
Mimecast, Ltd. (I)	14,113	277,744
NetEase, Inc., ADR	848	258,691
Tencent Holdings, Ltd.	18,762	497,886
The Trade Desk, Inc., Class A (I)	207	8,737
Zillow Group, Inc., Class A (I)	2,627	88,346
Zillow Group, Inc., Class C (I)	13,366	453,642
		5,868,161
IT services – 1.7%
Accenture PLC, Class A	11,524	1,411,690
Automatic Data Processing, Inc.	13,155	1,349,966
FleetCor Technologies, Inc. (I)	742	126,140
Visa, Inc., Class A	17,781	1,563,661
		4,451,457
Semiconductors and semiconductor equipment – 2.4%
Broadcom, Ltd.	831	175,283
Cabot Microelectronics Corp.	328	22,704
Intel Corp.	41,488	1,501,866
Lam Research Corp.	2,632	311,997
Maxim Integrated Products, Inc.	5,375	238,113
Microchip Technology, Inc.	8,094	586,977
Micron Technology, Inc. (I)	43,776	1,026,109
MKS Instruments, Inc.	899	58,974
Monolithic Power Systems, Inc.	2,001	176,028
QUALCOMM, Inc.	15,100	852,848
Skyworks Solutions, Inc.	10,943	1,037,506
Taiwan Semiconductor Manufacturing Company, Ltd.	54,020	330,955
		6,319,360
Software – 4.3%
Activision Blizzard, Inc.	2,109	95,179
Adobe Systems, Inc. (I)	1,817	215,024
Electronic Arts, Inc. (I)	2,092	180,958
Ellie Mae, Inc. (I)	2,227	212,812
Fair Isaac Corp.	645	83,895
Guidewire Software, Inc. (I)	1,068	58,356
HubSpot, Inc. (I)	3,848	228,956
Microsoft Corp.	67,536	4,320,953
Mobileye NV (I)	8,296	377,634
Nexon Company, Ltd.	20,700	344,042
Nintendo Company, Ltd.	888	185,482
Nutanix, Inc. (I)	70,054	2,075,533
ServiceNow, Inc. (I)	8,437	733,344
SS&C Technologies Holdings, Inc.	8,407	294,413
Take-Two Interactive Software, Inc. (I)	3,911	222,849
The Sage Group PLC	6,755	54,136
The Ultimate Software Group, Inc. (I)	1,537	297,240
Workday, Inc., Class A (I)	16,722	1,386,755
Zendesk, Inc. (I)	8,735	237,854
		11,605,415
Technology hardware, storage and peripherals – 0.3%
Apple, Inc.	6,340	868,517
		35,101,016
Materials – 4.8%
Chemicals – 1.9%
Platform Specialty Products Corp. (I)	88,706	1,170,032
Praxair, Inc.	7,889	936,503
COMMON STOCKS (continued)
Chemicals (continued)
The Chemours Company	19,443	$654,451
The Sherwin-Williams Company	2,648	817,014
UPL, Ltd.	29,681	318,131
Westlake Chemical Corp.	21,600	1,370,088
		5,266,219
Construction materials – 0.2%
Buzzi Unicem SpA	17,251	426,913
Martin Marietta Materials, Inc.	484	104,520
		531,433
Containers and packaging – 1.8%
Ball Corp.	9,652	709,712
International Paper Company	56,328	2,968,493
RPC Group PLC	8,178	92,590
Silgan Holdings, Inc.	10,975	654,330
WestRock Company	7,544	405,264
		4,830,389
Metals and mining – 0.5%
Agnico Eagle Mines, Ltd.	935	39,653
ArcelorMittal (I)	98,300	863,074
Franco-Nevada Corp.	719	46,455
Glencore PLC (I)	98,264	391,736
		1,340,918
Paper and forest products – 0.4%
KapStone Paper and Packaging Corp.	27,200	614,720
Norbord, Inc.	12,475	363,111
		977,831
		12,946,790
Real estate – 1.6%
Equity real estate investment trusts – 1.5%
American Tower Corp.	3,900	447,681
Equinix, Inc.	1,544	580,652
Park Hotels & Resorts, Inc.	4,402	112,427
Public Storage	8,424	1,916,123
Weyerhaeuser Company	25,800	869,976
		3,926,859
Real estate management and development – 0.1%
WeWork Companies, Inc., Class A (I)(R)	5,941	298,192
		4,225,051
Telecommunication services – 0.3%
Diversified telecommunication services – 0.3%
Verizon Communications, Inc.	18,021	894,382
Utilities – 1.6%
Electric utilities – 0.7%
NextEra Energy, Inc.	13,373	1,751,863
Gas utilities – 0.3%
UGI Corp.	14,995	723,209
Multi-utilities – 0.6%
Dominion Resources, Inc.	21,942	1,703,577
		4,178,649
TOTAL COMMON STOCKS (Cost $178,107,965)		$228,067,920
PREFERRED SECURITIES – 10.7%
Consumer discretionary – 0.3%
Diversified consumer services – 0.2%
The Honest Company, Inc. (I)(R)	19,437	653,666

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Specialty retail – 0.1%
Jand, Inc., Series D (I)(R)	18,218	$180,176
		833,842
Financials – 0.5%
Capital markets – 0.5%
Forward Ventures LLC (I)(R)	325,600	1,426,779
Industrials – 0.5%
Electrical equipment – 0.5%
Lithium Technology Corp. (I)(R)	289,885	1,321,876
Information technology – 8.1%
Electronic equipment, instruments and components – 0.4%
Veracode, Inc. (I)(R)	40,760	961,528
Internet software and services – 5.3%
Dropbox, Inc., Series C (I)(R)	20,535	299,400
Lookout, Inc., Series F (I)(R)	51,118	374,184
Uber Technologies, Inc. (I)(R)	277,136	13,516,532
		14,190,116
Software – 2.4%
Birst, Inc., Series F (I)(R)	108,745	545,900
Cloudera, Inc., Series F (I)(R)	28,981	615,846
DraftKings, Inc., Series C (I)(R)	178,010	366,701
Essence Group Holdings Corp. (I)(R)	381,964	981,647
MarkLogic Corp., Series F (I)(R)	74,146	688,075
Pinterest, Inc., Series G (I)(R)	390,110	2,496,704
Zuora, Inc., Series F (I)(R)	237,163	886,990
		6,581,863
		21,733,507
Real estate – 1.3%
Real estate management and development – 1.3%
Redfin Corp. (I)(R)	178,309	720,368
WeWork Companies, Inc., Series D1 (I)(R)	29,527	1,482,027
WeWork Companies, Inc., Series D2 (I)(R)	23,200	1,164,460
		3,366,855
		3,366,855
TOTAL PREFERRED SECURITIES (Cost $17,200,336)		$28,682,859
CORPORATE BONDS – 0.0%
Information technology – 0.0%
DraftKings, Inc.
5.000%, 12/23/2017(R)	$117,343	117,343
TOTAL CORPORATE BONDS (Cost $117,343)		$117,343
SHORT-TERM INVESTMENTS – 3.9%
Repurchase agreement – 3.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 02/28/2017 at 0.540% to be repurchased at $10,500,158 on 03/01/2017, collateralized by $10,443,166 U.S. Treasury Inflation Indexed Notes, 0.625% due 01/15/2026 (valued at $10,710,090, including interest)	10,500,000	10,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,500,000)		$10,500,000
Total Investments (Alpha Opportunities Fund) (Cost $205,925,644) – 99.5%		$267,368,122
Other assets and liabilities, net – 0.5%		1,272,350
TOTAL NET ASSETS – 100.0%		$268,640,472

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

Asia Pacific Total Return Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 40.0%
Australia – 1.1%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$4,110,924
Canada – 0.4%
Province of British Columbia
6.600%, 01/09/2020 (S)	INR	106,000,000	1,600,408
China – 3.2%
Republic of China
1.940%, 08/18/2018	CNY	23,500,000	3,324,492
2.480%, 12/01/2020		31,000,000	4,262,629
2.560%, 06/29/2017		14,000,000	2,032,695
The Export-Import Bank of China
3.650%, 05/14/2019		20,000,000	2,868,809
			12,488,625
India – 3.9%
Government of India
8.120%, 12/10/2020	INR	450,000,000	7,071,115
8.270%, 06/09/2020		500,000,000	7,856,630
			14,927,745
Indonesia – 7.2%
Republic of Indonesia
7.000%, 05/15/2027	IDR	24,000,000,000	1,733,953
8.375%, 03/15/2024 to 09/15/2026		233,000,000,000	18,451,240
8.750%, 05/15/2031		94,000,000,000	7,517,322
			27,702,515
Malaysia – 5.4%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,649,995
3.955%, 09/15/2025		18,000,000	4,013,493
4.181%, 07/15/2024		18,000,000	4,094,542
4.232%, 06/30/2031		32,590,000	7,125,701
4.254%, 05/31/2035		10,000,000	2,151,216
4.392%, 04/15/2026		8,000,000	1,828,252
			20,863,199
New Zealand – 2.0%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,941,212
5.000%, 03/15/2019		1,900,000	1,444,124
5.500%, 04/15/2023		4,100,000	3,390,693
			7,776,029
Philippines – 3.9%
Republic of the Philippines
3.500%, 04/21/2023	PHP	150,000,000	2,892,585
3.625%, 09/09/2025		142,233,286	2,666,290
3.700%, 02/02/2042	$	3,600,000	3,539,902
3.900%, 11/26/2022	PHP	131,000,000	2,543,563
4.950%, 01/15/2021		165,000,000	3,368,018
			15,010,358
Singapore – 2.2%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,385,903
South Korea – 9.2%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	241,500,000	3,622,061
8.000%, 05/15/2018	IDR	50,000,000,000	3,755,624
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,275,428
2.750%, 06/10/2017 to 03/10/2018		19,400,000,000	17,291,116
5.000%, 06/10/2020		1,000,000,000	975,034
5.750%, 09/10/2018		6,000,000,000	5,637,602
			35,556,865

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand – 0.9%
Kingdom of Thailand
1.200%, 07/14/2021	THB	128,191,200	$3,647,894
Vietnam – 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020	$	2,000,000	2,188,418
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $163,015,443)			$154,258,883
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.1%
U.S. Government – 2.1%
U.S. Treasury Bond
2.875%, 11/15/2046		2,150,000	2,109,771
U.S. Treasury Note
1.500%, 08/15/2026		6,500,000	6,019,358
			8,129,129
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,529,754)			$8,129,129
CORPORATE BONDS – 53.2%
Australia – 1.6%
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/2026 (S)		4,200,000	4,320,708
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,937,307
			6,258,015
Canada – 1.1%
Nexen Energy ULC
5.875%, 03/10/2035	$	3,700,000	4,286,106
China – 9.9%
Agile Group Holdings, Ltd.
9.875%, 03/20/2017		2,800,000	2,794,238
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021		1,800,000	1,826,734
Biostime International Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,049,849
Bluestar Finance Holdings, Ltd. (4.375% to 12/17/2018, then 3 Year CMT + 7.242%)
12/17/2018 (Q)		3,200,000	3,235,792
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,504,580
China Construction Bank Corp. (3.875% to 05/13/2020, then 5 Year CMT + 2.425%)
05/13/2025		4,000,000	4,073,444
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,130,950
COSCO Finance 2011, Ltd.
4.000%, 12/03/2022		600,000	624,619
Future Land Development Holdings, Ltd.
6.250%, 11/12/2017		2,000,000	2,034,316
Industrial & Commercial Bank of China, Ltd.
4.875%, 09/21/2025		2,500,000	2,653,883
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,979,896
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,045,020
Tencent Holdings, Ltd.
3.800%, 02/11/2025		3,000,000	3,080,898
CORPORATE BONDS (continued)
China (continued)
Times Property Holdings, Ltd.
11.450%, 03/05/2020	$	2,000,000	$2,243,220
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		232,000	232,856
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,559,501
Yongda Investment, Ltd.
3.750%, 07/21/2020		4,000,000	4,081,768
			38,151,564
Germany – 0.8%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,075,699
Hong Kong – 14.3%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018	$	3,000,000	2,997,126
Biostime International Holdings, Ltd.
7.250%, 06/21/2021 (S)		1,600,000	1,680,235
Chalco Hong Kong Investment Company, Ltd. (6.250% to 04/17/2017, then 3 Year CMT + 10.423%)
04/17/2017 (Q)		4,250,000	4,261,866
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		2,100,000	2,126,040
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	4,101,408
China Resources Land, Ltd.
6.000%, 02/27/2024		2,000,000	2,255,010
Double Rosy, Ltd.
3.625%, 11/18/2019		4,500,000	4,570,691
FPT Finance, Ltd.
6.375%, 09/28/2020		4,000,000	4,340,000
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,029,460
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018		1,000,000	1,011,760
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		3,000,000	2,998,485
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,234,228
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	3,025,830
MCE Finance, Ltd.
5.000%, 02/15/2021		3,250,000	3,282,500
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,660,869
RKI Overseas Finance 2016 A, Ltd.
5.000%, 08/09/2019		3,000,000	3,053,898
The Bank of East Asia, Ltd. (4.250% to 09/13/2017, then 5 Year Singapore Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	1,981,900
Wharf Finance No. 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	225,604
Yancoal International Resources Development Company, Ltd.
4.461%, 05/16/2017	$	3,034,000	3,035,517
			54,872,427
India – 2.4%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		1,600,000	1,682,482
Greenko Investment Company
4.875%, 08/16/2023 (S)		1,100,000	1,060,693
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,535,415

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
India (continued)
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)	$	3,000,000	$2,986,305
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	1,030,000
7.125%, 05/31/2023		1,000,000	1,043,750
			9,338,645
Indonesia – 4.6%
Bukit Makmur Mandiri Utama PT
7.750%, 02/13/2022 (S)		1,800,000	1,842,935
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	1,840,000
MPM Global Pte, Ltd.
6.750%, 09/19/2019		2,600,000	2,704,650
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,496,820
Pelabuhan Indonesia III Persero PT
4.875%, 10/01/2024 (S)		900,000	940,500
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		3,200,000	3,376,090
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,345,200
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/2020		1,200,000	1,240,800
			17,786,995
Malaysia – 2.4%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	5,030,955
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,196,428
			9,227,383
Mauritius – 0.8%
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		2,800,000	2,893,783
Netherlands – 0.2%
Indo Energy Finance BV
7.000%, 05/07/2018		900,000	886,950
Philippines – 0.9%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,756,094
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	811,327
			3,567,421
Singapore – 5.6%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)	$	800,000	826,000
Global Logistic Properties, Ltd.
3.875%, 06/04/2025		4,000,000	3,776,060
Mapletree Treasury Services, Ltd. (5.125% to 07/25/2017, then 10 Year Singapore Swap Offered Rate + 4.467%)
07/25/2017 (Q)	SGD	3,250,000	2,341,814
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026	$	1,500,000	1,475,528
Oversea-Chinese Banking Corp., Ltd. (3.150% to 03/11/2018, then 5 Year U.S. Swap Rate + 2.279%)
03/11/2023		2,000,000	2,015,324
Singapore Post, Ltd. (4.250% to 03/02/2022, then 10 Year Singapore Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,736,142
CORPORATE BONDS (continued)
Singapore (continued)
TBG Global Pte, Ltd.
5.250%, 02/10/2022	$	2,500,000	$2,575,663
Theta Capital Pte, Ltd.
6.750%, 10/31/2026		1,300,000	1,288,723
United Overseas Bank, Ltd. (3.150% to 07/11/2017, then 5 Year Singapore Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,585,347
			21,620,601
South Korea – 1.0%
Busan Bank Company, Ltd.
3.625%, 07/25/2026	$	4,000,000	3,837,760
Thailand – 2.6%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,095,206
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,110,510
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,128,943
4.875%, 01/23/2043		2,700,000	2,770,224
			10,104,883
United Kingdom – 0.4%
European Bank for Reconstruction & Development
5.625%, 03/15/2017	INR	85,000,000	1,273,538
United States – 4.6%
Inter-American Development Bank
6.000%, 09/05/2017		252,000,000	3,774,519
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,830,514
6.450%, 10/30/2018	INR	250,000,000	3,763,095
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,578,327
7.375%, 02/22/2018		2,250,000	1,799,926
Reliance Holding USA, Inc.
5.400%, 02/14/2022	$	3,500,000	3,821,503
			17,567,884
TOTAL CORPORATE BONDS (Cost $208,621,239)			$204,749,654
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $380,166,436) – 95.3%			$367,137,666
Other assets and liabilities, net – 4.7%			18,222,307
TOTAL NET ASSETS – 100.0%			$385,359,973

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	14,286,333	MYR	63,974,200	Australia and New Zealand Banking Group	3/31/2017	—	(99,251)	(99,251)
USD	7,600,000	KRW	8,660,200,000	Australia and New Zealand Banking Group	3/24/2017	—	(60,553)	(60,553)
USD	8,457,526	AUD	11,000,000	Australia and New Zealand Banking Group	3/24/2017	28,320	—	28,320
USD	9,747,555	NZD	13,600,000	Australia and New Zealand Banking Group	3/23/2017	—	(41,966)	(41,966)
USD	12,586,031	KRW	14,354,620,000	RBC Dominion Securities	3/23/2017	—	(111,506)	(111,506)
USD	11,400,000	SGD	16,058,040	Citibank N.A.	3/24/2017	—	(60,189)	(60,189)
						$28,320	($373,465)	($345,145)

Derivatives currency abbreviations

AUD	Australian Dollar
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Consumer discretionary – 26.2%
Automobiles – 1.2%
Tesla, Inc. (I)(L)	85,581	$21,394,394
Hotels, restaurants and leisure – 3.3%
Marriott International, Inc., Class A	491,052	42,716,613
Starbucks Corp.	282,511	16,066,401
		58,783,014
Internet and direct marketing retail – 11.1%
Amazon.com, Inc. (I)	117,483	99,277,834
Expedia, Inc.	89,147	10,612,059
Netflix, Inc. (I)	347,110	49,334,744
The Priceline Group, Inc. (I)	23,760	40,965,329
		200,189,966
Media – 2.5%
Charter Communications, Inc., Class A (I)	82,962	26,801,704
Time Warner, Inc.	185,673	18,234,945
		45,036,649
Specialty retail – 4.6%
Industria de Diseno Textil SA	872,216	27,950,912
O’Reilly Automotive, Inc. (I)	92,267	25,069,867
The Home Depot, Inc.	126,385	18,314,450
Ulta Salon Cosmetics & Fragrance, Inc. (I)	43,406	11,868,503
		83,203,732
Textiles, apparel and luxury goods – 3.5%
adidas AG	162,655	27,286,082
NIKE, Inc., Class B	622,477	35,580,785
		62,866,867
		471,474,622
Consumer staples – 3.7%
Beverages – 1.9%
Constellation Brands, Inc., Class A	98,549	15,650,567
Monster Beverage Corp. (I)	445,261	18,451,616
		34,102,183
Food and staples retailing – 1.8%
Costco Wholesale Corp.	185,864	32,931,384
		67,033,567

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.3%
Energy equipment and services – 1.2%
Halliburton Company	266,626	$14,253,826
Schlumberger, Ltd.	102,094	8,204,274
		22,458,100
Oil, gas and consumable fuels – 2.1%
Concho Resources, Inc. (I)	163,393	21,641,403
EOG Resources, Inc.	161,196	15,634,400
		37,275,803
		59,733,903
Financials – 4.1%
Banks – 1.2%
JPMorgan Chase & Co.	239,503	21,703,762
Capital markets – 2.9%
S&P Global, Inc.	145,886	18,887,860
The Goldman Sachs Group, Inc.	134,312	33,317,435
		52,205,295
		73,909,057
Health care – 11.6%
Biotechnology – 7.3%
Alexion Pharmaceuticals, Inc. (I)	244,209	32,052,431
BioMarin Pharmaceutical, Inc. (I)	157,542	14,797,920
Celgene Corp. (I)	410,230	50,667,507
Regeneron Pharmaceuticals, Inc. (I)	14,979	5,594,657
Shire PLC, ADR	150,661	27,224,443
		130,336,958
Life sciences tools and services – 0.9%
Illumina, Inc. (I)	97,373	16,300,240
Pharmaceuticals – 3.4%
Allergan PLC	139,346	34,114,688
Bristol-Myers Squibb Company	482,039	27,336,432
		61,451,120
		208,088,318
Industrials – 4.1%
Aerospace and defense – 1.8%
The Boeing Company	180,758	32,578,014

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics – 1.3%
FedEx Corp.	122,216	$23,585,244
Machinery – 1.0%
Parker-Hannifin Corp.	112,663	17,444,739
		73,607,997
Information technology – 46.0%
Communications equipment – 1.1%
Palo Alto Networks, Inc. (I)	127,418	19,354,794
Internet software and services – 14.9%
Alibaba Group Holding, Ltd., ADR (I)	529,883	54,524,961
Alphabet, Inc., Class A (I)	57,907	48,927,362
Alphabet, Inc., Class C (I)	59,269	48,790,833
Facebook, Inc., Class A (I)	495,893	67,213,337
Tencent Holdings, Ltd.	1,831,468	48,601,579
		268,058,072
IT services – 7.4%
FleetCor Technologies, Inc. (I)	138,473	23,540,410
Mastercard, Inc., Class A	489,717	54,094,140
Visa, Inc., Class A	626,787	55,119,649
		132,754,199
Semiconductors and semiconductor equipment – 5.7%
Broadcom, Ltd.	84,889	17,905,635
NVIDIA Corp.	332,240	33,715,715
NXP Semiconductors NV (I)	164,078	16,868,859
QUALCOMM, Inc.	264,862	14,959,406
Texas Instruments, Inc.	252,031	19,310,615
		102,760,230
Software – 11.2%
Adobe Systems, Inc. (I)	347,724	41,149,658
Microsoft Corp.	897,123	57,397,930
Mobileye NV (I)(L)	210,535	9,583,553
Red Hat, Inc. (I)	276,067	22,861,108
salesforce.com, Inc. (I)	435,900	35,460,465
Splunk, Inc. (I)	263,105	16,241,472
Workday, Inc., Class A (I)	227,825	18,893,527
		201,587,713
Technology hardware, storage and peripherals – 5.7%
Apple, Inc.	738,129	101,116,292
		825,631,300
Materials – 0.9%
Chemicals – 0.9%
Albemarle Corp.	150,601	15,287,508
TOTAL COMMON STOCKS (Cost $973,587,601)		$1,794,766,272
SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust, 0.8372% (W)(Y)	2,953,817	29,559,143
TOTAL SECURITIES LENDING COLLATERAL (Cost $29,558,056)		$29,559,143
SHORT-TERM INVESTMENTS – 0.1%
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $1,019,003 on 03/01/2017, collateralized by $975,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 04/15/2017 (valued at $1,042,684, including interest)	$1,019,000	1,019,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,019,000)		$1,019,000
Total Investments (Capital Appreciation Fund) (Cost $1,004,164,657) – 101.6%		$1,825,344,415
Other assets and liabilities, net – (1.6%)		(28,114,143)
TOTAL NET ASSETS – 100.0%		$1,797,230,272

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 59.5%
Consumer discretionary – 9.3%
Auto components – 0.6%
Adient PLC (I)	177,235	$11,897,786
Hotels, restaurants and leisure – 2.0%
Aramark	568,600	20,321,763
Yum! Brands, Inc.	297,122	19,408,009
		39,729,772
Internet and direct marketing retail – 1.7%
Amazon.com, Inc. (I)	41,000	34,646,640
Media – 0.5%
Liberty Global PLC, Series C (I)	274,488	9,631,784
Specialty retail – 4.5%
AutoZone, Inc. (I)	23,422	17,251,474
Lowe’s Companies, Inc.	303,200	22,548,984
O’Reilly Automotive, Inc. (I)	106,678	28,985,479
The Home Depot, Inc.	143,482	20,791,977
		89,577,914
		185,483,896
Consumer staples – 9.2%
Beverages – 2.1%
Dr. Pepper Snapple Group, Inc.	266,617	24,912,692
PepsiCo, Inc.	152,223	16,802,375
		41,715,067
Food and staples retailing – 1.5%
CVS Health Corp.	115,500	9,306,990
Walgreens Boots Alliance, Inc.	238,081	20,565,437
		29,872,427
Food products – 2.0%
Mondelez International, Inc., Class A	526,071	23,105,038
The Kraft Heinz Company	149,666	13,695,936
Tyson Foods, Inc., Class A	71,535	4,475,230
		41,276,204
Tobacco – 3.6%
Altria Group, Inc.	264,612	19,824,731
British American Tobacco PLC	154,506	9,759,301
Philip Morris International, Inc.	392,600	42,930,810
		72,514,842
		185,378,540
Energy – 1.5%
Oil, gas and consumable fuels – 1.5%
Canadian Natural Resources, Ltd.	600,000	17,226,000
TOTAL SA	265,603	13,252,510
		30,478,510
		30,478,510

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 7.0%
Banks – 1.4%
The PNC Financial Services Group, Inc.	59,700	$7,595,631
Wells Fargo & Company	347,300	20,101,724
		27,697,355
Capital markets – 2.4%
State Street Corp.	130,083	10,368,916
The Bank of New York Mellon Corp.	813,990	38,371,489
		48,740,405
Insurance – 3.2%
Marsh & McLennan Companies, Inc.	705,100	51,810,748
Willis Towers Watson PLC	91,566	11,759,821
		63,570,569
		140,008,329
Health care – 15.1%
Biotechnology – 0.5%
Biogen, Inc. (I)	32,528	9,387,581
Bioverativ, Inc. (I)	3,605	187,748
		9,575,329
Health care equipment and supplies – 5.3%
Abbott Laboratories	961,433	43,341,400
Becton, Dickinson and Company	172,357	31,549,949
Danaher Corp.	363,620	31,107,691
		105,999,040
Health care providers and services – 4.6%
Aetna, Inc.	157,660	20,300,302
Anthem, Inc.	85,900	14,158,038
Cigna Corp.	171,918	25,598,590
Humana, Inc.	57,458	12,138,003
UnitedHealth Group, Inc.	116,900	19,332,922
		91,527,855
Life sciences tools and services – 2.8%
PerkinElmer, Inc.	474,884	25,767,206
Thermo Fisher Scientific, Inc.	196,005	30,906,068
		56,673,274
Pharmaceuticals – 1.9%
GlaxoSmithKline PLC	260,138	5,323,181
Perrigo Company PLC	65,100	4,867,527
Zoetis, Inc. (D)	524,336	27,952,352
		38,143,060
		301,918,558
Industrials – 3.6%
Aerospace and defense – 0.4%
The Boeing Company (D)	49,000	8,831,270
Building products – 0.9%
Johnson Controls International PLC	408,056	17,113,869
Industrial conglomerates – 0.8%
Roper Technologies, Inc.	75,866	15,871,167
Machinery – 1.0%
Fortive Corp.	154,304	8,895,626
IDEX Corp.	2,400	221,256
Pentair PLC	193,488	11,233,913
		20,350,795
Professional services – 0.5%
IHS Markit, Ltd. (I)	170,619	6,790,636
RELX PLC	147,131	2,747,927
		9,538,563
		71,705,664
COMMON STOCKS (continued)
Information technology – 10.2%
Internet software and services – 2.1%
Alphabet, Inc., Class A (I)	4,700	$3,971,171
Alphabet, Inc., Class C (I)	47,294	38,932,894
		42,904,065
IT services – 5.1%
Fidelity National Information Services, Inc.	63,400	5,215,918
Fiserv, Inc. (I)	384,229	44,340,027
Mastercard, Inc., Class A	132,415	14,626,561
Visa, Inc., Class A	440,800	38,763,952
		102,946,458
Software – 2.4%
Intuit, Inc.	66,659	8,361,705
Microsoft Corp.	610,700	39,072,586
		47,434,291
Technology hardware, storage and peripherals – 0.6%
Apple, Inc.	81,100	11,109,889
		204,394,703
Real estate – 0.4%
Equity real estate investment trusts – 0.4%
American Tower Corp.	76,300	8,758,477
Telecommunication services – 0.6%
Diversified telecommunication services – 0.6%
SBA Communications Corp. (I)	109,260	12,649,030
Utilities – 2.6%
Electric utilities – 2.3%
PG&E Corp.	690,657	46,101,355
Multi-utilities – 0.3%
DTE Energy Company	59,000	5,981,420
		52,082,775
TOTAL COMMON STOCKS (Cost $943,239,568)		$1,192,858,482
PREFERRED SECURITIES – 2.4%
Financials – 0.7%
State Street Corp., 6.000%	60,000	1,591,200
State Street Corp. (5.350% to 03/15/2026, then 3 month LIBOR + 3.709%)	30,000	795,900
The Charles Schwab Corp., 5.950%	8,000	209,280
The Charles Schwab Corp., 6.000% (L)	100,000	2,629,000
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR + 4.861%)	75,000	1,902,000
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%)	60,000	1,755,000
Wells Fargo & Company, Series L, 7.500%	3,450	4,226,250
		13,108,630
Real estate – 0.5%
American Tower Corp., 5.500%	102,715	11,102,464
Utilities – 1.2%
DTE Energy Company, 6.500%	148,964	8,044,056
NextEra Energy, Inc., 6.123%	80,474	4,210,400
SCE Trust I, 5.625%	65,000	1,643,200
SCE Trust II, 5.100%	9,890	244,679
SCE Trust III (5.750% to 03/15/2024, then 3 month LIBOR + 2.990%)	108,739	3,035,993
SCE Trust IV (5.375 to 09/15/2025, then 3 month LIBOR + 3.132%)	180,000	4,825,800
SCE Trust V (5.450 to 03/15/2026, then 3 month LIBOR + 3.790%)	50,000	1,367,500
		23,371,628
TOTAL PREFERRED SECURITIES (Cost $44,492,621)		$47,582,722

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS – 21.4%
Consumer discretionary – 6.4%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$	625,000	$651,563
Amazon.com, Inc.
2.600%, 12/05/2019		1,870,000	1,909,498
American Honda Finance Corp.
0.950%, 05/05/2017		1,325,000	1,325,011
AutoZone, Inc.
1.625%, 04/21/2019		215,000	213,321
2.500%, 04/15/2021		900,000	895,497
CCO Holdings LLC
5.125%, 02/15/2023		3,150,000	3,279,938
5.125%, 05/01/2023 (S)		725,000	752,188
5.250%, 03/15/2021 to 09/30/2022		5,405,000	5,606,825
5.750%, 09/01/2023 to 01/15/2024		4,605,000	4,829,494
5.875%, 04/01/2024 (S)		1,555,000	1,667,738
Cedar Fair LP
5.250%, 03/15/2021		3,602,000	3,705,558
5.375%, 06/01/2024		775,000	802,125
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)		3,925,000	4,045,203
Charter Communications Operating LLC
3.579%, 07/23/2020		575,000	591,100
Cox Communications, Inc.
6.250%, 06/01/2018 (S)		60,000	63,033
DISH DBS Corp.
4.250%, 04/01/2018		425,000	433,500
4.625%, 07/15/2017		3,050,000	3,076,688
Dollar Tree, Inc.
5.750%, 03/01/2023		3,925,000	4,150,688
Ford Motor Credit Company LLC
1.461%, 03/27/2017		6,710,000	6,712,194
1.471%, 09/08/2017 (P)		2,925,000	2,927,126
1.516%, 12/06/2017 (P)		2,725,000	2,727,635
1.627%, 03/27/2017 (P)		4,750,000	4,752,190
1.724%, 12/06/2017		1,425,000	1,425,599
2.145%, 01/09/2018		1,085,000	1,089,296
2.375%, 03/12/2019		2,500,000	2,510,875
2.597%, 11/04/2019		2,375,000	2,399,904
5.000%, 05/15/2018		990,000	1,027,235
6.625%, 08/15/2017		1,225,000	1,252,696
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)		800,000	791,200
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		3,455,000	3,557,476
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)		725,000	744,285
L Brands, Inc.
6.625%, 04/01/2021		4,400,000	4,840,000
7.000%, 05/01/2020		1,150,000	1,260,688
8.500%, 06/15/2019		3,230,000	3,605,488
Lamar Media Corp.
5.875%, 02/01/2022		850,000	876,775
McDonald’s Corp.
2.100%, 12/07/2018		255,000	256,807
Netflix, Inc.
4.375%, 11/15/2026 (S)		1,050,000	1,040,813
Service Corp. International
5.375%, 05/15/2024		1,635,000	1,732,119
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)	$	165,000	$167,063
5.750%, 08/01/2021 (S)		1,600,000	1,666,871
6.000%, 07/15/2024 (S)		3,885,000	4,137,525
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		9,558,000	9,842,351
Time Warner Cable LLC
5.850%, 05/01/2017		1,040,000	1,047,629
6.750%, 07/01/2018		2,375,000	2,521,272
Unitymedia GmbH
6.125%, 01/15/2025 (S)		3,725,000	3,939,188
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)		7,735,000	8,083,075
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,950,000	2,049,938
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		2,275,000	2,300,594
Yum! Brands, Inc.
3.750%, 11/01/2021		4,425,000	4,502,438
3.875%, 11/01/2020 to 11/01/2023		3,225,000	3,241,250
5.300%, 09/15/2019		640,000	679,200
6.250%, 03/15/2018		1,150,000	1,196,000
			128,903,763
Consumer staples – 0.9%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019		1,665,000	1,669,988
2.294%, 02/01/2021 (P)		2,125,000	2,187,715
2.650%, 02/01/2021		925,000	934,765
B&G Foods, Inc.
4.625%, 06/01/2021		975,000	987,188
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	619,837
Philip Morris International, Inc.
1.472%, 02/21/2020		1,275,000	1,280,811
2.000%, 02/21/2020		1,920,000	1,914,196
2.625%, 02/18/2022		2,380,000	2,381,442
Rite Aid Corp.
6.750%, 06/15/2021		1,435,000	1,495,988
Spectrum Brands, Inc.
6.625%, 11/15/2022		1,570,000	1,660,275
The Kroger Company
2.000%, 01/15/2019		645,000	646,693
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)		275,000	289,438
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018		1,525,000	1,527,734
			17,596,070
Energy – 1.7%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	710,330
Chevron Corp.
1.365%, 03/02/2018		2,360,000	2,359,622
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		9,100,000	9,418,500
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)		750,000	751,875
Enbridge Energy Partners LP
6.500%, 04/15/2018		90,000	94,245
EQT Corp.
6.500%, 04/01/2018		1,165,000	1,221,911
8.125%, 06/01/2019		2,791,000	3,127,329

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Matador Resources Company
6.875%, 04/15/2023	$	1,650,000	$1,740,750
ONEOK Partners LP
2.000%, 10/01/2017		1,120,000	1,121,653
Range Resources Corp.
4.875%, 05/15/2025		1,975,000	1,871,313
5.000%, 08/15/2022 to 03/15/2023 (S)		4,350,000	4,220,469
Shell International Finance BV
1.484%, 05/11/2020 (P)		3,960,000	3,974,347
Targa Resources Partners LP
4.125%, 11/15/2019		1,135,000	1,154,863
4.250%, 11/15/2023		1,425,000	1,414,313
5.250%, 05/01/2023		1,450,000	1,497,125
			34,678,645
Financials – 1.7%
HUB International, Ltd.
7.875%, 10/01/2021 (S)		6,075,000	6,424,313
9.250%, 02/15/2021 (S)		1,375,000	1,426,563
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%)
05/01/2020 (Q)		5,540,000	5,733,900
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020		810,000	812,583
2.750%, 01/30/2022		865,000	869,269
3.300%, 03/14/2023		315,000	321,130
MSCI, Inc.
5.250%, 11/15/2024 (S)		1,745,000	1,840,975
5.750%, 08/15/2025 (S)		1,675,000	1,783,875
National Rural Utilities Cooperative Finance Corp.
0.950%, 04/24/2017		715,000	714,825
Regions Bank
7.500%, 05/15/2018		15,000	15,953
State Street Corp. (5.250% to 09/15/2020, then 3 month LIBOR + 3.597%)
09/15/2020 (Q)		2,650,000	2,772,563
Synovus Financial Corp.
5.125%, 06/15/2017		26,000	26,228
The Bank of New York Mellon Corp. (4.625% to 09/20/2026, then 3 month LIBOR + 3.131%)
09/20/2026 (Q)		1,900,000	1,850,125
The Bank of New York Mellon Corp. (4.950% to 06/20/2020, then 3 month LIBOR + 3.420%)
06/20/2020 (Q)		2,450,000	2,535,750
The PNC Financial Services Group, Inc. (5.000% to 11/01/2026, then 3 month LIBOR + 3.300%)
11/01/2026 (Q)		4,290,000	4,306,088
Trinity Acquisition PLC
4.400%, 03/15/2026		1,560,000	1,596,769
US Bancorp (5.300% to 04/15/2027, then 3 month LIBOR + 2.914%)
04/15/2027 (Q)		1,680,000	1,709,400
			34,740,309
Health care – 3.9%
Becton, Dickinson and Company
1.800%, 12/15/2017		1,380,000	1,383,036
2.675%, 12/15/2019		1,307,000	1,326,580
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	$	4,600,000	$4,747,437
5.625%, 02/15/2021		5,916,000	6,226,590
6.125%, 02/15/2024		3,690,000	4,003,650
DaVita, Inc.
5.750%, 08/15/2022		11,665,000	12,160,763
Eli Lilly & Company
1.250%, 03/01/2018		1,330,000	1,329,218
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		4,700,000	5,017,250
5.875%, 01/31/2022 (S)		2,025,000	2,209,802
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		575,000	626,031
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,660,000
HCA, Inc.
3.750%, 03/15/2019		1,050,000	1,076,250
4.250%, 10/15/2019		2,205,000	2,293,200
6.500%, 02/15/2020		8,895,000	9,760,484
8.000%, 10/01/2018		5,045,000	5,499,050
Hologic, Inc.
5.250%, 07/15/2022 (S)		5,535,000	5,770,238
Johnson & Johnson
1.125%, 11/21/2017		955,000	954,990
Medtronic, Inc.
1.500%, 03/15/2018		1,650,000	1,652,501
2.500%, 03/15/2020		995,000	1,009,685
Pfizer, Inc.
1.200%, 06/01/2018		5,125,000	5,118,968
Teleflex, Inc.
4.875%, 06/01/2026		625,000	629,688
UnitedHealth Group, Inc.
1.400%, 12/15/2017		1,070,000	1,070,764
Universal Health Services, Inc.
3.750%, 08/01/2019 (S)		290,000	296,525
WellCare Health Plans, Inc.
5.750%, 11/15/2020		1,525,000	1,574,753
			77,397,453
Industrials – 0.7%
Caterpillar Financial Services Corp.
1.250%, 11/06/2017		1,000,000	999,483
2.250%, 12/01/2019		810,000	816,789
CNH Industrial Capital LLC
3.625%, 04/15/2018		3,225,000	3,281,438
3.875%, 07/16/2018		600,000	613,500
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 05/10/2021		268,648	298,200
Continental Airlines 2012-1 Class A Pass Through Trust
4.150%, 10/11/2025		1,100,887	1,142,170
Continental Airlines 2012-1 Class B Pass Through Trust
6.250%, 10/11/2021		280,691	294,023
Delta Air Lines 2011-1 Class A Pass Through Trust
5.300%, 10/15/2020		80,637	85,072
Fortive Corp.
1.800%, 06/15/2019 (S)		205,000	204,276
IHS Markit, Ltd.
5.000%, 11/01/2022 (S)		2,475,000	2,601,844

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

			Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Lennox International, Inc.
3.000%, 11/15/2023	$		510,000	$503,040
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024			300,000	346,875
Moog, Inc.
5.250%, 12/01/2022 (S)			550,000	564,438
US Airways 2010-1 Class A Pass Through Trust
6.250%, 10/22/2024			64,493	71,587
US Airways 2012-2 Class A Pass Through Trust
4.625%, 12/03/2026			221,726	233,367
US Airways 2012-2 Class B Pass Through Trust
6.750%, 12/03/2022			292,027	317,579
US Airways 2013-1 Class A Pass Through Trust
3.950%, 05/15/2027			1,279,581	1,314,770
US Airways 2013-1 Class B Pass Through Trust
5.375%, 05/15/2023			397,967	410,901
Xylem, Inc.
3.250%, 11/01/2026			400,000	395,552
4.875%, 10/01/2021			100,000	108,663
				14,603,567
Information technology – 2.1%
Amphenol Corp.
1.550%, 09/15/2017			500,000	500,217
Fiserv, Inc.
2.700%, 06/01/2020			1,590,000	1,608,242
Harris Corp.
1.999%, 04/27/2018			670,000	671,428
Microsoft Corp.
3.300%, 02/06/2027			17,355,000	17,693,839
NXP BV
3.750%, 06/01/2018 (S)			11,119,000	11,341,380
4.125%, 06/15/2020 (S)			275,000	286,050
5.750%, 02/15/2021 (S)			5,175,000	5,327,016
Visa, Inc.
1.200%, 12/14/2017			5,595,000	5,600,259
				43,028,431
Materials – 0.7%
Cytec Industries, Inc.
3.950%, 05/01/2025			2,590,000	2,614,924
Ecolab, Inc.
2.000%, 01/14/2019			1,260,000	1,270,862
Reynolds Group Issuer, Inc.
4.523%, 07/15/2021 (P)(S)			3,035,000	3,114,669
5.750%, 10/15/2020			5,765,000	5,937,950
6.875%, 02/15/2021			486,102	499,469
				13,437,874
Real estate – 1.2%
American Tower Corp.
3.300%, 02/15/2021			965,000	980,131
CBRE Services, Inc.
5.000%, 03/15/2023			1,000,000	1,035,911
Crown Castle International Corp.
4.875%, 04/15/2022			4,175,000	4,511,213
5.250%, 01/15/2023			6,725,000	7,361,051
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)			1,675,000	1,721,063
5.750%, 08/15/2024			3,515,000	3,607,234
CORPORATE BONDS (continued)
Real estate (continued)
Iron Mountain, Inc. (continued)
6.000%, 10/01/2020 (S)		$	4,295,000	$4,510,996
6.000%, 08/15/2023			540,000	571,536
				24,299,135
Telecommunication services – 1.7%
Level 3 Financing, Inc.
5.375%, 08/15/2022			2,057,000	2,132,595
5.625%, 02/01/2023			1,750,000	1,806,875
SBA Communications Corp.
4.875%, 07/15/2022			5,130,000	5,239,013
4.875%, 09/01/2024 (S)			7,450,000	7,412,005
T-Mobile USA, Inc.
5.250%, 09/01/2018			432,000	436,860
6.542%, 04/28/2020			7,700,000	7,911,750
UPC Holding BV
6.375%, 09/15/2022 (S)		EUR	3,125,000	3,502,795
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)		$	4,725,000	4,784,063
				33,225,956
Utilities – 0.4%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020			980,000	989,666
CMS Energy Corp.
8.750%, 06/15/2019			345,000	394,922
Dominion Resources, Inc.
2.962%, 07/01/2019 (P)			255,000	258,116
Southern California Gas Company
3.200%, 06/15/2025			1,350,000	1,378,311
The Southern Company
1.550%, 07/01/2018			2,210,000	2,203,220
1.850%, 07/01/2019			1,080,000	1,075,961
Virginia Electric & Power Company
3.150%, 01/15/2026			690,000	690,573
				6,990,769
TOTAL CORPORATE BONDS (Cost $424,051,312)				$428,901,972
TERM LOANS (M) – 2.3%
Consumer discretionary – 0.6%
Charter Communications Operating LLC
2.790%, 07/01/2020			1,930,000	1,938,569
2.790%, 01/03/2021			788,901	792,159
Dollar Tree, Inc.
4.250%, 07/06/2022			100,000	101,667
Hilton Worldwide Finance LLC
3.278%, 10/25/2023			2,249,806	2,259,188
3.500%, 10/26/2020			165,474	166,549
Kasima LLC
3.486%, 05/17/2021			258,824	260,441
KFC Holding Company
3.531%, 06/16/2023			6,840,625	6,927,569
				12,446,142
Consumer staples – 0.3%
Chobani LLC
5.250%, 10/07/2023			3,075,000	3,111,531
Jacobs Douwe Egberts BV
3.000%, 07/02/2022		EUR	198,855	213,826
3.500%, 07/02/2022		$	3,188,399	3,212,312
Prestige Brands, Inc.
3.531%, 01/26/2024			205,000	207,476
				6,745,145

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Financials – 0.6%
HUB International, Ltd.
4.035%, 10/02/2020	$	11,587,822	$11,675,310
Health care – 0.5%
Change Healthcare Holdings LLC TBD 02/08/2024 (T)		4,765,000	4,784,870
DaVita, Inc.
3.531%, 06/24/2021		4,753,708	4,811,941
			9,596,811
Industrials – 0.2%
Manitowoc Foodservice, Inc.
5.750%, 03/03/2023		2,940,385	2,960,614
Telecommunication services – 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		1,293,120	1,284,283
TOTAL TERM LOANS (Cost $44,053,030)			$44,708,305
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 0.8372% (W)(Y)		37,844	378,708
TOTAL SECURITIES LENDING COLLATERAL (Cost $378,703)			$378,708
SHORT-TERM INVESTMENTS – 14.1%
Money market funds – 14.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)		9,329,701	9,329,701
T. Rowe Price Government Money Fund, 0.5166% (Y)		273,392,707	273,392,707
			282,722,408
TOTAL SHORT-TERM INVESTMENTS (Cost $282,722,408)			$282,722,408
Total Investments (Capital Appreciation Value Fund) (Cost $1,738,937,642) – 99.7%			$1,997,152,597
Other assets and liabilities, net – 0.3%			6,624,737
TOTAL NET ASSETS – 100.0%			$2,003,777,334

Capital Appreciation Value Fund (continued)

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

DERIVATIVES

WRITTEN OPTIONS

Options on securities

Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	$900.00	Jan 2018	110	$356,429	($353,666)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	920.00	Jan 2018	107	307,592	(277,158)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	940.00	Jan 2018	97	237,026	(196,933)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	880.00	Jan 2018	66	229,231	(260,040)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	840.00	Jan 2018	23	98,725	(133,055)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	860.00	Jan 2018	23	82,981	(110,285)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	1,000.00	Jan 2018	62	295,234	(190,650)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	950.00	Jan 2018	97	466,806	(428,497)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2018	187	71,434	(155,210)
Citigroup Global Markets, Inc.	American Tower Corp.	120.00	Jan 2018	187	50,864	(109,397)
Citigroup Global Markets, Inc.	Biogen, Inc.	350.00	Jan 2018	72	79,183	(101,892)
Citigroup Global Markets, Inc.	CVS Health Corp.	90.00	Jan 2018	554	174,595	(129,642)
Citigroup Global Markets, Inc.	Danaher Corp.	90.00	Jan 2018	506	105,113	(186,974)
Citigroup Global Markets, Inc.	Danaher Corp.	90.00	Jan 2018	610	113,338	(225,404)
Citigroup Global Markets, Inc.	Fidelity National Information Services, Inc.	85.00	Apr 2017	80	10,995	(6,640)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	120.00	Jan 2018	19	9,585	(8,598)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	125.00	Jan 2018	15	5,219	(4,463)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	130.00	Jan 2018	1	234	(190)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Citigroup Global Markets, Inc.	The Boeing Company	$175.00	Jan 2018	490	$270,015	($810,950)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	180.00	Jan 2018	495	268,856	(305,663)
Citigroup Global Markets, Inc.	Visa, Inc. Class A	90.00	Jan 2018	937	355,844	(592,652)
Citigroup Global Markets, Inc.	Visa, Inc. Class A	95.00	Jan 2018	1,394	366,673	(581,996)
Citigroup Global Markets, Inc.	Wells Fargo & Company	65.00	Jan 2018	894	134,100	(209,643)
Citigroup Global Markets, Inc.	Zoetis, Inc.	60.00	Jan 2018	1,349	327,150	(302,267)
Citigroup Global Markets, Inc.	Zoetis, Inc.	62.50	Jan 2018	439	73,039	(69,117)
Credit Suisse Securities	The PNC Financial Services Group, Inc.	135.00	Jan 2018	402	207,647	(296,484)
RBC Capital Markets Corp.	Mastercard, Inc.	120.00	Jan 2018	11	4,939	(5,033)
					$4,702,847	($6,052,499)

Core Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 61.5%
U.S. Government – 33.6%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$	26,751,000	$24,224,950
2.875%, 11/15/2046		12,086,000	11,859,859
3.000%, 11/15/2045 to 02/15/2047		26,598,000	26,749,257
U.S. Treasury Notes
1.000%, 11/30/2019		885,000	874,698
1.125%, 01/31/2019 to 09/30/2021		136,690,000	134,561,511
1.250%, 10/31/2021		6,176,000	6,001,818
1.375%, 01/15/2020 to 01/31/2021		76,328,000	75,890,820
1.500%, 05/31/2020 to 08/15/2026		32,645,000	31,196,076
1.625%, 06/30/2020		3,978,000	3,980,952
1.875%, 01/31/2022 to 02/28/2022		105,381,000	105,247,944
2.000%, 08/31/2021 to 12/31/2021		32,278,000	32,444,277
2.125%, 02/29/2024		2,349,000	2,339,090
2.250%, 02/15/2027		64,621,000	63,989,911
			519,361,163
U.S. Government Agency – 27.9%
Federal Home Loan Mortgage Corp.
2.542%, 07/01/2042 (P)		975,261	1,008,356
2.798%, 12/01/2041 (P)		229,617	239,095
2.806%, 05/01/2045 (P)		782,191	803,230
3.000%, TBA (C)		14,000,000	13,888,988
3.000%, 02/01/2027 to 11/01/2031		3,542,131	3,654,912
3.099%, 02/01/2045 (P)		901,524	936,450
3.500%, TBA (C)		8,800,000	8,999,732
3.500%, 12/01/2025 to 12/01/2045		36,195,217	37,998,111
4.000%, TBA (C)		7,700,000	8,056,252
4.000%, 10/01/2029 to 06/01/2046		7,999,146	8,497,286
4.500%, 08/01/2020 to 06/01/2044		2,997,932	3,122,098
5.000%, 05/01/2044 to 06/01/2044		1,691,790	1,890,610
Federal National Mortgage Association
1.695%, 04/01/2043 (P)		1,096,170	1,129,812
1.853%, 10/09/2019 (Z)		4,935,000	4,700,829
2.403%, 06/01/2042 (P)		845,154	875,882
2.654%, 01/01/2042 (P)		1,097,068	1,145,321
2.757%, 01/01/2045 (P)		1,023,493	1,050,497
2.766%, 01/01/2045 (P)		1,170,810	1,203,624
2.842%, 05/01/2043 (P)		454,458	472,628
3.000%, TBA (C)		46,700,000	47,010,928
3.000%, 11/01/2026 to 11/01/2031		11,661,455	12,009,897
3.188%, 10/01/2043 (P)		297,494	307,148
3.259%, 04/01/2047 (P)		2,434,000	2,480,778
3.500%, TBA (C)		38,200,000	39,098,120
3.500%, 10/01/2025 to 08/01/2046		53,063,669	55,664,955
4.000%, TBA (C)		18,200,000	19,176,213
4.000%, 04/01/2024 to 02/01/2047		38,161,696	40,546,989
4.377%, 04/01/2040 (P)		613,751	648,297
4.500%, 01/01/2020 to 02/01/2047		34,011,677	36,971,749

Core Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.000%, 12/01/2039 to 07/01/2044	$	2,055,377	$2,291,362
6.500%, 12/01/2038		2,381,045	2,746,506
Government National Mortgage Association
3.000%, TBA (C)		10,500,000	10,603,799
3.500%, TBA (C)		7,400,000	7,676,613
3.500%, 06/15/2046 to 01/20/2047		6,099,367	6,347,966
4.000%, TBA (C)		1,700,000	1,796,023
4.000%, 07/15/2045 to 02/20/2047		27,424,431	29,078,114
4.500%, TBA (C)		10,900,000	11,632,987
4.500%, 03/15/2041 to 06/15/2046		3,530,188	3,847,484
5.000%, 12/20/2039 to 11/20/2045		277,288	310,852
6.500%, 08/15/2039		438,000	502,805
			430,423,298
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $954,857,373)			$949,784,461
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Canada – 0.1%
Province of Ontario
1.625%, 01/18/2019		1,955,000	1,954,275
Indonesia – 0.1%
Republic of Indonesia
3.700%, 01/08/2022 (S)		640,000	656,036
4.350%, 01/08/2027 (S)		1,420,000	1,473,641
			2,129,677
Israel – 0.1%
Government of Israel
4.500%, 01/30/2043		765,000	787,180
Japan – 0.3%
Japan Bank for International Cooperation
1.500%, 07/21/2021		2,558,000	2,455,197
1.875%, 04/20/2021		1,928,000	1,884,751
2.000%, 11/04/2021		814,000	794,215
			5,134,163
Mexico – 0.3%
Government of Mexico
4.000%, 10/02/2023		2,455,000	2,516,375
4.350%, 01/15/2047		1,025,000	915,838
5.750%, 10/12/2110		1,734,000	1,675,911
			5,108,124
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)		830,000	859,050

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.1%
Government of Qatar
2.375%, 06/02/2021 (S)	$	1,900,000	$1,885,750
Slovenia – 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)		3,160,000	3,521,283
5.500%, 10/26/2022 (S)		1,465,000	1,637,138
5.850%, 05/10/2023 (S)		2,225,000	2,541,395
			7,699,816
South Africa – 0.1%
Republic of South Africa
4.300%, 10/12/2028		1,365,000	1,313,813
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $27,184,878)			$26,871,848
CORPORATE BONDS – 23.7%
Consumer discretionary – 1.5%
Charter Communications Operating LLC
4.908%, 07/23/2025		1,455,000	1,535,024
6.484%, 10/23/2045		1,542,000	1,792,661
Discovery Communications LLC
4.875%, 04/01/2043		685,000	626,000
4.900%, 03/11/2026		650,000	682,671
Ford Motor Company
4.346%, 12/08/2026		830,000	851,656
5.291%, 12/08/2046		1,455,000	1,510,334
Ford Motor Credit Company LLC
3.810%, 01/09/2024		1,300,000	1,310,973
General Motors Company
6.750%, 04/01/2046		1,365,000	1,658,587
General Motors Financial Company, Inc.
3.450%, 01/14/2022		2,635,000	2,671,850
3.700%, 05/09/2023		2,540,000	2,562,896
Grupo Televisa SAB
5.000%, 05/13/2045		385,000	349,361
6.125%, 01/31/2046		575,000	609,129
McDonald’s Corp.
2.750%, 12/09/2020		715,000	727,670
4.875%, 12/09/2045		1,575,000	1,690,076
Time Warner Cable LLC
6.550%, 05/01/2037		425,000	491,121
Time Warner, Inc.
3.800%, 02/15/2027		1,495,000	1,479,554
4.650%, 06/01/2044		85,000	81,395
4.850%, 07/15/2045		720,000	715,046
Viacom, Inc.
2.250%, 02/04/2022		865,000	826,514
3.450%, 10/04/2026		640,000	612,623
4.850%, 12/15/2034		731,000	712,095
			23,497,236
Consumer staples – 1.4%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		1,195,000	1,212,441
4.900%, 02/01/2046		5,065,000	5,564,880
Kraft Heinz Foods Company
2.800%, 07/02/2020		2,240,000	2,263,585
3.000%, 06/01/2026		2,415,000	2,280,274
4.375%, 06/01/2046		1,380,000	1,304,798
Reynolds American, Inc.
5.850%, 08/15/2045		1,550,000	1,843,503
Walgreens Boots Alliance, Inc.
3.450%, 06/01/2026		2,755,000	2,709,628
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)		290,000	291,079
CORPORATE BONDS (continued)
Consumer staples (continued)
Wm. Wrigley Jr. Company (continued)
2.400%, 10/21/2018 (S)	$	610,000	$615,685
2.900%, 10/21/2019 (S)		1,441,000	1,466,327
3.375%, 10/21/2020 (S)		1,690,000	1,749,300
			21,301,500
Energy – 2.7%
Anadarko Petroleum Corp.
6.600%, 03/15/2046		625,000	782,801
Apache Corp.
4.250%, 01/15/2044		760,000	738,324
BP Capital Markets PLC
3.588%, 04/14/2027		2,610,000	2,629,150
3.723%, 11/28/2028		1,025,000	1,038,104
Buckeye Partners LP
3.950%, 12/01/2026		470,000	466,745
Cimarex Energy Company
4.375%, 06/01/2024		1,110,000	1,167,586
Enbridge Energy Partners LP
5.500%, 09/15/2040		440,000	447,522
Enbridge, Inc.
4.250%, 12/01/2026		935,000	965,889
5.500%, 12/01/2046		890,000	964,068
Encana Corp.
6.500%, 08/15/2034 to 02/01/2038		1,370,000	1,567,302
Energy Transfer Partners LP
2.500%, 06/15/2018		1,075,000	1,082,656
6.125%, 12/15/2045		475,000	524,377
Enterprise Products Operating LLC
5.100%, 02/15/2045		280,000	300,369
6.450%, 09/01/2040		160,000	196,691
Halliburton Company
5.000%, 11/15/2045		1,346,000	1,461,998
Hess Corp.
5.800%, 04/01/2047		785,000	834,561
HollyFrontier Corp.
5.875%, 04/01/2026		1,035,000	1,106,822
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044		640,000	655,904
Kinder Morgan, Inc.
5.550%, 06/01/2045		1,135,000	1,196,320
Marathon Oil Corp.
5.200%, 06/01/2045		780,000	783,732
Marathon Petroleum Corp.
4.750%, 09/15/2044		890,000	832,866
5.000%, 09/15/2054		260,000	233,018
Newfield Exploration Company
5.625%, 07/01/2024		520,000	556,400
ONEOK, Inc.
6.000%, 06/15/2035		350,000	368,375
Petroleos Mexicanos
2.378%, 04/15/2025		743,750	742,656
2.460%, 12/15/2025		2,466,000	2,465,053
5.625%, 01/23/2046		1,040,000	903,552
6.500%, 03/13/2027 (S)		1,951,000	2,073,425
6.750%, 09/21/2047		1,435,000	1,419,933
Phillips 66 Partners LP
4.900%, 10/01/2046		625,000	615,228
Raizen Fuels Finance SA
5.300%, 01/20/2027 (S)		655,000	669,738
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)		1,730,000	1,728,322
5.000%, 03/15/2027 (S)		1,715,000	1,815,362
5.875%, 06/30/2026 (S)		575,000	643,931
Shell International Finance BV
4.000%, 05/10/2046		1,047,000	1,021,903

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transcanada Trust (5.300% to 03/15/2047, then 3 month LIBOR +3.958%)
03/15/2077	$	2,425,000	$2,454,073
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026		965,000	1,240,847
Williams Partners LP
4.000%, 09/15/2025		560,000	566,970
4.500%, 11/15/2023		940,000	987,825
5.100%, 09/15/2045		600,000	609,386
			40,859,784
Financials – 8.4%
AIG Global Funding
2.700%, 12/15/2021 (S)		920,000	918,920
American Express Credit Corp.
2.200%, 03/03/2020		1,435,000	1,433,508
2.700%, 03/03/2022		5,740,000	5,727,200
American International Group, Inc.
3.900%, 04/01/2026		588,000	595,380
4.375%, 01/15/2055		205,000	186,598
6.250%, 05/01/2036		835,000	1,007,789
Bank of America Corp.
2.503%, 10/21/2022		2,885,000	2,804,604
3.248%, 10/21/2027		3,645,000	3,495,712
4.183%, 11/25/2027		550,000	553,857
4.450%, 03/03/2026		936,000	970,666
6.000%, 09/01/2017		1,740,000	1,779,808
Barclays PLC
3.684%, 01/10/2023		1,155,000	1,164,525
4.337%, 01/10/2028		1,055,000	1,066,420
4.950%, 01/10/2047		665,000	680,825
Berkshire Hathaway, Inc.
3.125%, 03/15/2026		3,140,000	3,154,570
BNP Paribas SA
3.800%, 01/10/2024 (S)		2,050,000	2,036,294
Capital One Financial Corp.
3.750%, 07/28/2026		1,000,000	978,605
4.200%, 10/29/2025		1,301,000	1,322,569
Chubb INA Holdings, Inc.
3.350%, 05/03/2026		1,321,000	1,343,708
4.350%, 11/03/2045		1,015,000	1,086,116
Citigroup, Inc.
1.550%, 08/14/2017		2,470,000	2,472,075
4.450%, 09/29/2027		1,800,000	1,842,934
Cooperatieve Rabobank UA
2.750%, 01/10/2022		2,055,000	2,060,234
CPPIB Capital, Inc.
2.250%, 01/25/2022 (S)		3,810,000	3,797,076
Credit Suisse Group AG
3.574%, 01/09/2023 (S)		2,375,000	2,367,868
4.282%, 01/09/2028 (S)		2,780,000	2,787,150
GE Capital International Funding Company Unlimited Company
4.418%, 11/15/2035		1,619,000	1,733,185
HSBC Holdings PLC
2.650%, 01/05/2022		3,755,000	3,700,785
4.375%, 11/23/2026		2,750,000	2,780,575
Jackson National Life Global Funding
3.250%, 01/30/2024 (S)		765,000	770,041
JPMorgan Chase & Co.
2.295%, 08/15/2021		2,950,000	2,914,361
2.950%, 10/01/2026		905,000	865,840
2.972%, 01/15/2023		2,915,000	2,918,510
3.625%, 12/01/2027		2,605,000	2,535,071
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.782% to 02/01/2027, then 3 month LIBOR +1.337%) 02/01/2028	$	1,600,000	$1,625,646
JPMorgan Chase & Co. (4.260% to 02/22/2047, then 3 month LIBOR +1.580%) 02/22/2048		1,565,000	1,580,530
KFW
1.000%, 07/15/2019		8,510,000	8,388,784
4.000%, 01/27/2020		1,399,000	1,486,236
Lazard Group LLC
3.750%, 02/13/2025		1,905,000	1,898,548
Lincoln National Corp.
3.625%, 12/12/2026		1,995,000	1,997,107
Lloyds Banking Group PLC
3.750%, 01/11/2027		2,260,000	2,241,884
Marsh & McLennan Companies, Inc.
2.750%, 01/30/2022		1,295,000	1,301,391
3.750%, 03/14/2026		1,275,000	1,313,042
MetLife, Inc.
4.600%, 05/13/2046		983,000	1,046,085
Metropolitan Life Global Funding I
1.550%, 09/13/2019 (S)		1,245,000	1,229,911
1.950%, 12/03/2018 to 09/15/2021 (S)		2,195,000	2,145,913
3.450%, 12/18/2026 (S)		765,000	773,352
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/2027		2,500,000	2,522,685
Moody’s Corp.
2.750%, 12/15/2021		650,000	649,010
Morgan Stanley
2.625%, 11/17/2021		3,115,000	3,089,862
3.625%, 01/20/2027		1,685,000	1,678,592
4.375%, 01/22/2047		1,835,000	1,865,340
Murray Street Investment Trust I
4.647%, 03/09/2017		1,961,000	1,962,490
National Australia Bank, Ltd.
2.400%, 12/07/2021 (S)		2,205,000	2,194,028
Synchrony Financial
3.700%, 08/04/2026		1,630,000	1,599,356
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (S)		515,000	564,999
The Bank of New York Mellon Corp. (3.442% to 02/07/2027, then 3 month LIBOR +1.069%) 02/07/2028		1,550,000	1,564,105
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021		2,355,000	2,305,043
3.000%, 04/26/2022		2,877,000	2,875,409
4.750%, 10/21/2045		1,169,000	1,238,400
6.125%, 02/15/2033		50,000	60,968
6.750%, 10/01/2037		1,219,000	1,527,831
The Guardian Life Insurance Company of America
4.850%, 01/24/2077 (S)		950,000	955,517
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		3,715,000	3,700,575
2.500%, 01/18/2023 (S)		1,710,000	1,710,805
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)		2,555,000	2,497,906
US Bancorp
2.625%, 01/24/2022		2,640,000	2,651,070
			130,095,799
Health care – 1.4%
Abbott Laboratories
3.750%, 11/30/2026		2,345,000	2,343,830
4.900%, 11/30/2046		250,000	259,786

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
2.500%, 05/14/2020	$	2,165,000	$2,175,935
3.200%, 05/14/2026		1,045,000	1,005,550
4.450%, 05/14/2046		1,180,000	1,140,436
Actavis Funding SCS
3.800%, 03/15/2025		1,025,000	1,035,608
4.750%, 03/15/2045		1,345,000	1,368,099
Amgen, Inc.
4.400%, 05/01/2045		985,000	967,065
4.563%, 06/15/2048		590,000	589,589
Biogen, Inc.
5.200%, 09/15/2045		748,000	816,218
Celgene Corp.
5.000%, 08/15/2045		1,710,000	1,815,729
Novartis Capital Corp.
2.400%, 05/17/2022		280,000	279,367
Perrigo Finance Unlimited Company
4.375%, 03/15/2026		955,000	974,777
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023		1,830,000	1,770,609
3.200%, 09/23/2026		3,015,000	2,874,133
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (L)		1,025,000	948,682
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026		655,000	628,423
			20,993,836
Industrials – 1.0%
ERAC USA Finance LLC
3.300%, 12/01/2026 (S)		1,765,000	1,704,561
4.500%, 02/15/2045 (S)		270,000	265,121
FedEx Corp.
4.400%, 01/15/2047		935,000	935,928
4.550%, 04/01/2046		1,365,000	1,397,191
General Electric Company
5.875%, 01/14/2038		533,000	683,617
Northrop Grumman Corp.
3.200%, 02/01/2027		1,375,000	1,368,012
3.250%, 08/01/2023		1,660,000	1,701,180
3.850%, 04/15/2045		545,000	525,682
Penske Truck Leasing Company LP
3.200%, 07/15/2020 (S)		1,260,000	1,282,497
3.375%, 02/01/2022 (S)		985,000	1,002,724
3.400%, 11/15/2026 (S)		2,235,000	2,168,352
Valmont Industries, Inc.
5.250%, 10/01/2054		790,000	710,887
Wabtec Corp.
3.450%, 11/15/2026 (S)		1,215,000	1,183,747
			14,929,499
Information technology – 2.6%
Analog Devices, Inc.
2.500%, 12/05/2021		1,155,000	1,148,652
3.125%, 12/05/2023		1,240,000	1,239,497
3.500%, 12/05/2026		1,445,000	1,441,760
Apple, Inc.
1.900%, 02/07/2020		1,985,000	1,988,589
2.500%, 02/09/2022		2,220,000	2,227,199
3.000%, 02/09/2024		2,090,000	2,112,461
3.350%, 02/09/2027		2,055,000	2,085,042
4.250%, 02/09/2047		465,000	476,767
Cisco Systems, Inc.
1.400%, 09/20/2019		3,265,000	3,244,656
1.850%, 09/20/2021		3,575,000	3,506,056
CORPORATE BONDS (continued)
Information technology (continued)
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	$	1,015,000	$1,119,202
Fidelity National Information Services, Inc.
2.250%, 08/15/2021		985,000	963,743
2.850%, 10/15/2018		1,585,000	1,610,130
3.625%, 10/15/2020		1,275,000	1,321,684
Hewlett Packard Enterprise Company
6.350%, 10/15/2045		2,020,000	2,110,290
Microsoft Corp.
2.000%, 08/08/2023		1,385,000	1,331,074
2.400%, 02/06/2022		2,070,000	2,078,379
2.875%, 02/06/2024		1,810,000	1,821,718
3.300%, 02/06/2027		1,810,000	1,845,338
3.700%, 08/08/2046		1,675,000	1,585,855
4.100%, 02/06/2037		1,035,000	1,073,045
4.250%, 02/06/2047		1,035,000	1,071,359
4.500%, 02/06/2057		565,000	586,840
Oracle Corp.
2.400%, 09/15/2023		2,780,000	2,717,870
			40,707,206
Materials – 1.0%
Air Liquide Finance SA
1.750%, 09/27/2021 (S)		1,390,000	1,351,754
2.250%, 09/27/2023 (S)		1,185,000	1,139,024
Barrick North America Finance LLC
4.400%, 05/30/2021		248,000	266,872
5.700%, 05/30/2041		830,000	953,381
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043		660,000	760,208
CF Industries, Inc.
3.400%, 12/01/2021 (S)		1,110,000	1,112,897
4.500%, 12/01/2026 (S)		1,380,000	1,413,548
Equate Petrochemical BV
3.000%, 03/03/2022 (S)		590,000	572,465
Fibria Overseas Finance, Ltd.
5.500%, 01/17/2027		1,040,000	1,047,540
International Paper Company
5.150%, 05/15/2046		1,245,000	1,330,405
LYB International Finance II BV
3.500%, 03/02/2027		1,445,000	1,437,775
Potash Corp. of Saskatchewan, Inc.
4.000%, 12/15/2026		2,280,000	2,319,455
Vale Overseas, Ltd.
5.875%, 06/10/2021 (L)		615,000	666,322
6.250%, 08/10/2026		1,465,000	1,616,994
			15,988,640
Real estate – 0.5%
DDR Corp.
3.375%, 05/15/2023		1,325,000	1,292,936
4.625%, 07/15/2022		1,610,000	1,698,524
Mid-America Apartments LP
3.750%, 06/15/2024		1,350,000	1,376,843
4.000%, 11/15/2025		620,000	633,921
4.300%, 10/15/2023		555,000	582,002
Tanger Properties LP
3.750%, 12/01/2024		615,000	618,677
3.875%, 12/01/2023		695,000	710,660
			6,913,563
Telecommunication services – 1.5%
AT&T, Inc.
3.400%, 05/15/2025		3,205,000	3,098,213
3.800%, 03/15/2022		1,045,000	1,077,614

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
3.950%, 01/15/2025	$	1,945,000	$1,956,851
4.250%, 03/01/2027		1,170,000	1,190,235
4.450%, 04/01/2024		1,540,000	1,614,340
5.250%, 03/01/2037		2,420,000	2,494,284
5.450%, 03/01/2047		2,380,000	2,447,478
Discovery Communications LLC
4.950%, 05/15/2042		305,000	279,931
Verizon Communications, Inc.
2.946%, 03/15/2022 (S)		3,165,000	3,161,727
4.125%, 08/15/2046		2,795,000	2,445,410
4.272%, 01/15/2036		473,000	446,885
4.400%, 11/01/2034		2,282,000	2,191,685
4.862%, 08/21/2046		940,000	921,720
			23,326,373
Utilities – 1.7%
Alabama Power Company
2.450%, 03/30/2022		1,435,000	1,429,901
American Electric Power Company, Inc.
1.650%, 12/15/2017		1,695,000	1,698,007
Commonwealth Edison Company
3.700%, 03/01/2045		300,000	287,592
Consolidated Edison Company of New York, Inc.
3.850%, 06/15/2046		525,000	513,182
Dominion Resources, Inc.
1.600%, 08/15/2019		1,055,000	1,041,746
2.000%, 08/15/2021		790,000	770,038
4.700%, 12/01/2044		425,000	443,896
Duke Energy Carolinas LLC
2.500%, 03/15/2023		1,105,000	1,099,427
3.875%, 03/15/2046		610,000	607,357
Duke Energy Corp.
1.800%, 09/01/2021		1,205,000	1,165,578
2.650%, 09/01/2026		1,500,000	1,409,303
3.750%, 09/01/2046		655,000	603,333
Duke Energy Florida LLC
3.400%, 10/01/2046		565,000	517,441
Electricite de France SA
6.000%, 01/22/2114 (S)		605,000	611,389
Fortis, Inc.
2.100%, 10/04/2021 (S)		1,015,000	985,886
3.055%, 10/04/2026 (S)		1,870,000	1,763,101
Indiana Michigan Power Company
4.550%, 03/15/2046		560,000	599,374
MidAmerican Energy Company
4.250%, 05/01/2046		845,000	892,268
Pacific Gas & Electric Company
2.950%, 03/01/2026		1,032,000	1,014,131
PECO Energy Company
3.150%, 10/15/2025		1,265,000	1,275,960
PPL Electric Utilities Corp.
4.150%, 10/01/2045		930,000	957,914
Sierra Pacific Power Company
2.600%, 05/01/2026		1,325,000	1,273,479
Southern California Gas Company
2.600%, 06/15/2026		595,000	577,207
Southern Company Gas Capital Corp.
2.450%, 10/01/2023		515,000	494,792
Southwestern Electric Power Company
3.900%, 04/01/2045		365,000	348,951
The Southern Company
4.400%, 07/01/2046		215,000	214,278
CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric & Power Company
2.950%, 11/15/2026	$	830,000	$813,246
3.150%, 01/15/2026		920,000	920,765
4.000%, 11/15/2046		830,000	836,173
Westar Energy, Inc.
3.100%, 04/01/2027		1,305,000	1,292,549
			26,458,264
TOTAL CORPORATE BONDS (Cost $363,227,918)			$365,071,700
MUNICIPAL BONDS – 0.7%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045		1,215,000	1,729,844
Los Angeles Community College District (California) 6.750%, 08/01/2049		1,320,000	1,966,972
New Jersey Turnpike Authority 7.102%, 01/01/2041		505,000	717,181
North Texas Tollway Authority 6.718%, 01/01/2049		1,250,000	1,775,375
Port Authority of New York & New Jersey 4.458%, 10/01/2062		1,965,000	2,047,943
State of California 7.600%, 11/01/2040		1,030,000	1,539,778
The Ohio State University 4.800%, 06/01/2111		534,000	529,595
TOTAL MUNICIPAL BONDS (Cost $9,569,618)			$10,306,688
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Commercial and residential – 3.3%
BBCMS Mortgage Trust, Series 2017-C1, Class A4
3.674%, 02/15/2050		1,686,000	1,746,106
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049		442,267	435,937
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049		1,295,000	1,273,286
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4, 4.961%, 04/15/2044 (P)(S)		1,110,000	1,192,380
Series 2016-C3, Class A1, 1.793%, 01/10/2048		752,636	749,801
Series 2016-C4, Class A4, 3.283%, 05/10/2058		665,000	664,556
Series 2016-C7, Class A3, 3.838%, 12/10/2054		579,000	601,931
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2, 1.987%, 04/10/2046		1,200,000	1,203,636
Series 2016-GC36, Class A5, 3.616%, 02/10/2049		1,369,000	1,409,622
Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A3
3.069%, 12/10/2044		186,856	190,098
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR4, Class A2, 1.801%, 10/15/2045		241,000	241,498
Series 2013-CR10, Class A2, 2.972%, 08/10/2046		484,000	492,884
Series 2013-CR11, Class A1, 1.468%, 10/10/2046		219,981	219,863
Series 2013-CR12, Class A1, 1.295%, 10/10/2046		74,265	74,075
Series 2013-CR12, Class A4, 4.046%, 10/10/2046		80,000	85,245

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2013-CR6, Class A1, 0.719%, 03/10/2046	$	125,943	$125,537
Series 2013-CR6, Class A2, 2.122%, 03/10/2046		2,288,000	2,299,638
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047		940,000	989,086
Series 2014-CR19, Class A5, 3.796%, 08/10/2047		1,512,000	1,581,426
Series 2014-UBS6, Class AM, 4.048%, 12/10/2047		1,206,000	1,250,995
Series 2015-CR26, Class ASB, 3.373%, 10/10/2048		559,000	576,881
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049		562,000	562,196
Commercial Mortgage Trust (Deutsche Bank AG), Series 2010-C1, Class A2
3.830%, 07/10/2046 (S)		163,679	166,197
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company), Series 2014-UBS5, Class ASB
3.548%, 09/10/2047		195,000	203,691
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.808%, 11/15/2048		935,000	979,417
Series 2016-C5, Class ASB, 3.532%, 11/15/2048		279,000	291,919
Series 2016-C7, Class A5, 3.502%, 11/15/2049		1,501,000	1,518,677
CSMC Trust, Series 2016-NXSR, Class A4
3.795%, 12/15/2049 (P)		1,007,000	1,049,468
GS Mortgage Securities Trust
Series 2011-GC5, Class A2, 2.999%, 08/10/2044		41,050	41,035
Series 2012-GCJ7, Class A2, 2.318%, 05/10/2045		337,473	337,705
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045		181,000	183,799
Series 2013-GC16, Class A1, 1.264%, 11/10/2046		11,715	11,712
Series 2013-GC16, Class A2, 3.033%, 11/10/2046		498,000	507,101
Series 2016-GS3, Class A4, 2.850%, 10/10/2049		572,000	555,664
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049		857,000	851,627
Series 2016-GS4, Class A4, 3.442%, 11/10/2049		734,000	748,306
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)		1,823,008	2,015,973
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A4
4.717%, 02/15/2046 (S)		579,000	626,087
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class ASB, 3.761%, 08/15/2046 (P)		414,000	436,357
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2013-C15, Class A2, 2.977%, 11/15/2045	$	520,522	$529,651
Series 2014-C21, Class A5, 3.775%, 08/15/2047		822,000	861,836
Series 2015-C28, Class A2, 2.773%, 10/15/2048		542,000	551,907
Series 2015-C28, Class A3, 2.912%, 10/15/2048		2,334,000	2,313,790
Series 2015-C30, Class AS, 4.226%, 07/15/2048 (P)		1,309,000	1,382,667
Series 2016-C1, Class ASB, 3.316%, 03/15/2049		1,019,000	1,051,722
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2
2.665%, 01/15/2046		308,000	311,954
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-IN2, Class A2, 5.115%, 07/15/2041		6,884	6,876
Series 2010-C2, Class A2, 3.616%, 11/15/2043 (S)		393,123	397,870
Series 2010-CNTR, Class A1, 3.300%, 08/05/2032 (S)		191,284	194,406
Series 2010-CNTR, Class A2, 4.311%, 08/05/2032 (S)		2,025,000	2,118,040
Series 2011-C4, Class A3, 4.106%, 07/15/2046 (S)		2,007,391	2,057,624
Series 2012-LC9, Class A2, 1.677%, 12/15/2047		372,405	372,703
Series 2014-C20, Class A2, 2.872%, 07/15/2047		516,000	526,076
Series 2014-C20, Class A5, 3.805%, 07/15/2047		65,000	68,259
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049		280,000	295,749
Series 2016-JP2, Class A1, 1.324%, 08/15/2049		560,764	553,113
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049		770,000	765,138
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A2, 1.868%, 11/15/2045		420,095	420,694
Series 2013-C10, Class A1, 1.394%, 07/15/2046		57,861	57,837
Series 2013-C10, Class A2, 2.964%, 07/15/2046		358,000	361,924
Series 2013-C9, Class A, 1.970%, 05/15/2046		269,952	270,912
Series 2015-C25, Class ASB, 3.383%, 10/15/2048		2,640,000	2,729,006
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049		1,334,117	1,318,823
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049		646,000	631,601
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049		653,855	646,970
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2, 2.113%, 05/10/2063		798,915	799,306

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust (continued)
Series 2012-C4, Class A2, 1.712%, 12/10/2045	$	909,000	$909,926
			50,997,792
U.S. Government Agency – 1.9%
Federal Home Loan Mortgage Corp.
3.000%, 10/15/2039		693,984	704,362
Series 3829, Class ED, 3.500%, 10/15/2028		490,419	496,242
Series 3838, Class QE, 3.500%, 01/15/2029		755,779	768,270
Series 4225, Class A, 4.000%, 09/15/2040		685,853	726,844
Series 4640, Class LD, 4.000%, 09/15/2043		5,082,797	5,419,591
Federal National Mortgage Association
2.000%, 09/25/2039		1,748,929	1,693,428
2.369%, 07/25/2026 (P)		2,052,000	1,955,157
2.416%, 10/25/2026 (P)		1,559,000	1,490,132
3.140%, 03/01/2024		2,055,000	2,119,219
3.500%, 02/01/2037		3,286,000	3,430,549
3.500%, 10/25/2042		1,145,928	1,195,307
Series 2007-108, Class AN, 8.102%, 11/25/2037 (P)		269,471	323,650
Series 2011-43, Class AN, 3.500%, 12/25/2028		908,191	919,062
Series 2015-M3, Class FA, 0.991%, 06/25/2018 (P)		2,067,170	2,067,649
Series 2016-59, Class CA, 3.500%, 09/25/2043		5,634,075	5,829,262
			29,138,724
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,994,655)			$80,136,516
ASSET BACKED SECURITIES – 14.2%
Ally Auto Receivables Trust, Series 2017-1, Class A4
1.990%, 11/15/2021		569,000	567,817
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019		776,000	776,757
Series 2014-3, Class A, 1.330%, 03/15/2019		2,307,000	2,307,150
Series 2017-1, Class A, 1.170%, 02/15/2021 (P)		3,524,000	3,522,633
American Express Credit Account Master Trust, Series 2017-1, Class A
1.930%, 09/15/2022		7,394,000	7,409,335
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3
1.530%, 07/08/2021		1,771,000	1,761,146
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A, 2.100%, 03/20/2019 (S)		1,139,000	1,142,808
Series 2014-1A, Class A, 2.460%, 07/20/2020 (S)		2,010,000	2,017,728
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)		2,334,000	2,333,581
Bank of The West Auto Trust, Series 2014-1, Class A3
1.090%, 03/15/2019 (S)		188,869	188,827
ASSET BACKED SECURITIES (continued)
California Republic Auto Receivables Trust
Series 2015-1, Class A4, 1.820%, 09/15/2020	$	730,000	$730,784
Series 2015-4, Class A2, 1.600%, 09/17/2018 (S)		170,981	171,069
Series 2015-4, Class A4, 2.580%, 06/15/2021 (S)		1,505,000	1,522,029
Series 2016-1, Class A3, 1.890%, 05/15/2020		1,599,000	1,602,837
Series 2016-1, Class A4, 2.240%, 10/15/2021		890,000	895,239
Series 2016-2, Class A4, 1.830%, 12/15/2021		1,584,000	1,570,198
Series 2017-1, Class A2, 1.550%, 11/15/2019		1,296,000	1,296,138
Series 2017-1, Class A3, 1.900%, 03/15/2021		1,296,000	1,296,765
Series 2017-1, Class A4, 2.280%, 06/15/2022		588,000	587,805
Capital Auto Receivables Asset Trust
Series 2013-4, Class A4, 1.470%, 07/20/2018		195,031	195,055
Series 2014-1, Class A4, 1.690%, 10/22/2018		666,874	667,318
Series 2015-2, Class A2, 1.390%, 09/20/2018		552,265	552,524
Series 2015-2, Class A3, 1.730%, 09/20/2019		2,437,000	2,442,914
Series 2015-2, Class A4, 1.970%, 01/21/2020		1,283,000	1,287,835
Series 2015-3, Class A1A, 1.390%, 02/20/2018 (S)		769,472	769,586
Series 2015-3, Class A3, 1.940%, 01/21/2020		1,540,000	1,545,329
Series 2015-4, Class A2, 1.620%, 03/20/2019		946,000	947,057
Series 2015-4, Class A4, 2.010%, 07/20/2020		776,000	776,059
Series 2016-1, Class A2A, 1.500%, 11/20/2018		1,080,353	1,081,117
Series 2016-1, Class A3, 1.730%, 04/20/2020		1,690,000	1,689,315
Series 2016-1, Class A4, 1.980%, 10/20/2020		765,000	766,625
Series 2016-2, Class A2A, 1.320%, 01/22/2019		480,279	480,104
Series 2016-2, Class A3, 1.460%, 06/22/2020		1,325,000	1,320,865
Series 2016-3, Class A2A, 1.360%, 04/22/2019		891,852	891,823
Series 2016-3, Class A3, 1.540%, 08/20/2020		803,000	801,023
Series 2016-3, Class A4, 1.690%, 03/20/2021		674,000	669,656
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A
1.390%, 01/15/2021		162,000	162,004
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3
1.770%, 10/15/2020 (S)		2,720,000	2,723,195
Citibank Credit Card Issuance Trust, Series 2008-A7, Class A7
2.154%, 05/20/2020 (P)		2,945,000	2,990,668
Flagship Credit Auto Trust, Series 2016-3, Class A2
2.050%, 11/15/2020 (S)		910,000	910,971

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-1, Class A, 2.260%, 11/15/2025 (S)	$	737,000	$743,365
Series 2017-1, Class A, 2.620%, 08/15/2028 (S)		2,847,000	2,846,392
Hertz Vehicle Financing II LP
Series 2015-1A, Class A, 2.730%, 03/25/2021 (S)		2,691,000	2,680,228
Series 2015-3A, Class A, 2.670%, 09/25/2021 (S)		2,115,000	2,085,714
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2, 1.830%, 08/25/2019 (S)		750,000	745,680
Series 2016-2A, Class A, 2.950%, 03/25/2022 (S)		563,000	559,115
Series 2016-3A, Class A, 2.270%, 07/25/2020 (S)		1,787,000	1,773,762
Series 2016-4A, Class A, 2.650%, 07/25/2022 (S)		1,598,000	1,567,755
Honda Auto Receivables Owner Trust, Series 2014-4, Class A4
1.460%, 10/15/2020		1,220,000	1,220,701
Navient Private Education Loan Trust
Series 2014-AA, Class A3, 2.370%, 10/15/2031 (P)(S)		1,119,000	1,133,690
Series 2014-CTA, Class A, 1.470%, 09/16/2024 (P)(S)		1,208,112	1,210,140
Series 2015-AA, Class A2B, 1.970%, 12/15/2028 (P)(S)		485,000	491,321
Series 2015-CA, Class B, 3.250%, 05/15/2040 (S)		915,000	909,079
Series 2016-AA, Class A2A, 3.910%, 12/15/2045 (S)		2,482,000	2,584,480
Navient Student Loan Trust
Series 2014-1, Class A3, 1.288%, 06/25/2031 (P)		1,065,000	1,046,610
Series 2014-8, Class B, 2.278%, 07/26/2049 (P)		495,000	479,884
Series 2016-7A, Class A, 1.928%, 03/25/2066 (P)(S)		1,798,194	1,821,276
Series 2017-1A, Class A3, 1.920%, 07/26/2066 (P)(S)		5,962,000	5,961,897
Nelnet Student Loan Trust
Series 2004-3, Class A5, 1.218%, 10/27/2036 (P)		934,781	919,907
Series 2004-4, Class A5, 1.198%, 01/25/2037 (P)		820,287	808,939
Series 2005-1, Class A5, 1.148%, 10/25/2033 (P)		2,628,317	2,566,393
Series 2005-2, Class A5, 1.096%, 03/23/2037 (P)		986,931	964,111
Series 2005-3, Class A5, 1.116%, 12/24/2035 (P)		1,228,370	1,201,333
Series 2005-4, Class A4, 1.176%, 03/22/2032 (P)		832,000	772,262
Series 2006-2, Class A6, 1.158%, 04/25/2031 (P)		3,440,000	3,422,193
Series 2010-4, Class A, 1.578%, 04/25/2046 (P)(S)		280,685	280,282
Series 2016-1A, Class A, 1.571%, 09/25/2065 (P)(S)		3,267,211	3,283,583
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A
1.380%, 07/15/2019		1,312,957	1,313,193
SLC Student Loan Trust, Series 2007-1, Class A4
1.099%, 05/15/2029 (P)		2,305,688	2,271,780
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2012-D, Class A2, 2.950%, 02/15/2046 (S)	$	1,350,133	$1,361,525
Series 2013-A, Class A1, 1.370%, 08/15/2022 (P)(S)		235,253	235,360
Series 2013-A, Class A2A, 1.770%, 05/17/2027 (S)		549,000	547,634
Series 2013-A, Class A2B, 1.820%, 05/17/2027 (P)(S)		1,189,000	1,198,041
Series 2013-B, Class A2A, 1.850%, 06/17/2030 (S)		1,702,000	1,694,759
Series 2013-B, Class A2B, 1.870%, 06/17/2030 (P)(S)		823,000	830,798
Series 2013-C, Class A2A, 2.940%, 10/15/2031 (S)		975,558	987,888
Series 2014-A, Class A2A, 2.590%, 01/15/2026 (S)		984,000	986,970
Series 2014-A, Class A2B, 1.920%, 01/15/2026 (P)(S)		610,000	615,932
SLM Student Loan Trust
Series 2003-1, Class A5C, 1.713%, 12/15/2032 (P)(S)		1,305,499	1,272,165
Series 2004-10, Class A7A, 1.788%, 10/25/2029 (P)(S)		2,777,000	2,747,892
Series 2005-5, Class A3, 1.138%, 04/25/2025 (P)		42,438	42,296
Series 2005-6, Class A5B, 2.238%, 07/27/2026 (P)		164,507	165,310
Series 2005-8, Class A4, 1.588%, 01/25/2028 (P)		5,150,356	5,166,355
Series 2006-3, Class A5, 1.138%, 01/25/2021 (P)		2,467,000	2,392,693
Series 2007-2, Class A3, 1.078%, 01/25/2019 (P)		768,637	764,740
Series 2007-2, Class A4, 1.098%, 07/25/2022 (P)		2,578,000	2,478,965
Series 2007-2, Class B, 1.208%, 07/25/2025 (P)		2,151,000	1,752,179
Series 2007-3, Class A3, 1.078%, 04/25/2019 (P)		2,630,170	2,603,802
Series 2010-1, Class A, 1.178%, 03/25/2025 (P)		598,770	587,467
Series 2012-1, Class A3, 1.728%, 09/25/2028 (P)		5,801,000	5,755,432
Series 2012-2, Class A, 1.478%, 01/25/2029 (P)		1,862,947	1,843,138
Series 2012-6, Class A3, 1.528%, 05/26/2026 (P)		963,000	949,475
Series 2012-6, Class B, 1.778%, 04/27/2043 (P)		720,000	646,463
Series 2013-1, Class B, 2.578%, 11/25/2070 (P)		185,000	180,023
Series 2013-3, Class B, 2.278%, 09/25/2076 (P)		366,000	344,462
Series 2013-6, Class A3, 1.421%, 06/25/2055 (P)		2,976,000	2,961,792
Series 2014-2, Class A3, 1.368%, 03/25/2055 (P)		4,771,000	4,731,192
Series 2014-2, Class B, 2.278%, 01/25/2072 (P)		100,000	93,459
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)		5,452,000	5,419,496
Series 2015-A, Class A2B, 1.770%, 06/15/2027 (P)(S)		2,328,000	2,346,668
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)		834,000	844,833

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2015-B, Class A2B, 1.970%, 07/15/2027 (P)(S)	$	1,663,000	$1,688,781
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)		1,387,000	1,399,470
Series 2015-C, Class A2B, 2.170%, 07/15/2027 (P)(S)		1,053,000	1,075,453
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)		3,321,000	3,303,160
Series 2016-A, Class A2B, 2.270%, 05/15/2031 (P)(S)		2,536,000	2,620,057
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)		592,000	584,806
Series 2016-B, Class A2B, 2.220%, 02/17/2032 (P)(S)		2,306,000	2,376,457
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)		3,977,000	3,900,674
Series 2016-C, Class A2B, 1.870%, 09/15/2034 (P)(S)		2,806,000	2,841,297
Series 2017-A, Class A1, 1.230%, 06/17/2024 (P)(S)		3,003,000	3,003,000
Series 2017-A, Class A2A, 2.880%, 09/15/2034 (S)		2,624,000	2,623,076
Series 2017-A, Class A2B, 1.680%, 09/15/2034 (P)(S)		3,498,000	3,498,000
SoFi Professional Loan Program, Series 2016-D, Class A1
1.728%, 01/25/2039 (P)(S)		528,761	533,044
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/2036 (S)		1,386,820	1,399,813
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A
1.530%, 04/25/2033 (S)		1,013,621	1,011,382
Sofi Professional Loan Program LLC
Series 2016-E, Class A1, 1.628%, 07/25/2039 (P)(S)		2,438,830	2,450,186
Series 2016-E, Class A2A, 1.630%, 01/25/2036 (S)		961,650	960,345
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1.477%, 03/26/2040 (P)(S)		1,161,000	1,162,844
Series 2017-A, Class A2A, 1.550%, 03/26/2040 (S)		2,471,000	2,463,862
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.210%, 05/15/2024		1,290,000	1,283,448
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2, 1.390%, 11/15/2019 (S)		1,558,000	1,556,773
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (S)		623,000	619,197
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (S)		464,000	460,004
Series 2016-PT1A, Class A, 1.930%, 06/15/2022 (S)		2,766,598	2,758,740
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)		3,378,000	3,351,663
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)		4,256,000	4,232,746
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.760%, 05/17/2021		1,173,000	1,174,709
Series 2014-C, Class A, 1.540%, 08/16/2021		272,000	272,261
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2016-A, Class A, 2.030%, 04/15/2025	$	2,238,000	$2,198,993
Series 2016-B, Class A, 1.440%, 06/15/2022		1,874,000	1,867,251
Series 2016-C, Class A, 1.720%, 08/15/2023		1,279,000	1,268,514
World Omni Auto Receivables Trust, Series 2016-B, Class A3
1.300%, 02/15/2022		1,533,000	1,511,380
TOTAL ASSET BACKED SECURITIES (Cost $218,984,493)			$219,037,344
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 0.8372% (W)(Y)		159,114	1,592,267
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,592,225)			$1,592,267
SHORT-TERM INVESTMENTS – 2.9%
Money market funds – 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)		45,188,108	45,188,108
TOTAL SHORT-TERM INVESTMENTS (Cost $45,188,108)			$45,188,108
Total Investments (Core Bond Fund) (Cost $1,701,599,268) – 110.0%			$1,697,988,932
Other assets and liabilities, net – (10.0%)			(154,684,979)
TOTAL NET ASSETS – 100.0%			$1,543,303,953
SALE COMMITMENTS OUTSTANDING – (0.8)%
U.S. Government Agency – (0.8)%
Federal National Mortgage Association
3.000%, TBA (C)	$	(4,200,000)	$(4,308,680)
4.000%, TBA (C)		(7,200,000)	(7,655,423)
			(11,964,103)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($11,949,188))			($11,964,103)

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 2-28-17.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $197,106,733 or 12.8% of the fund’s net assets as of 2-28-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 91.2%
Belgium – 6.6%
Anheuser-Busch InBev SA	345,290	$37,770,156
France – 5.2%
Danone SA	446,663	29,550,377
Ireland – 1.4%
Experian PLC	404,608	8,015,280
Italy – 2.7%
Ferrari NV	238,560	15,520,713
Netherlands – 7.3%
Heineken Holding NV	553,597	42,072,118
South Korea – 1.0%
Samsung Electronics Company, Ltd.	3,527	5,993,903
Switzerland – 4.7%
Cie Financiere Richemont SA	125,645	9,254,909
Nestle SA	237,574	17,532,529
		26,787,438
United Kingdom – 12.1%
British American Tobacco PLC	372,293	23,515,695
Diageo PLC	531,646	14,989,674
IHS Markit, Ltd. (I)	356,055	14,170,989
Imperial Brands PLC	349,964	16,474,627
		69,150,985
United States – 50.2%
Allergan PLC	38,004	9,304,139
Alphabet, Inc., Class A (I)	10,561	8,923,306
Alphabet, Inc., Class C (I)	10,843	8,926,066
Amazon.com, Inc. (I)	31,058	26,245,252
American Express Company	184,270	14,752,656
American Tower Corp.	177,542	20,380,046
Apple, Inc.	210,755	28,871,327
CVS Health Corp.	82,909	6,680,807
eBay, Inc. (I)	1,421,587	48,191,800
Express Scripts Holding Company (I)	229,269	16,197,855
McDonald’s Corp.	174,818	22,315,518
Nielsen Holdings PLC	196,565	8,719,623
Ralph Lauren Corp.	218,042	17,297,272
Tempur Sealy International, Inc. (I)	288,853	13,342,120
The Coca-Cola Company	176,649	7,412,192
The Procter & Gamble Company	65,657	5,979,383
Twenty-First Century Fox, Inc., Class A	345,228	10,329,222
Visa, Inc., Class A	154,268	13,566,328
		287,434,912
TOTAL COMMON STOCKS (Cost $443,278,274)		$522,295,882
SHORT-TERM INVESTMENTS – 8.1%
Money market funds – 8.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 0.3900% (Y)	46,713,004	46,713,004
TOTAL SHORT-TERM INVESTMENTS (Cost $46,713,004)		$46,713,004
Total Investments (Fundamental Global Franchise Fund) (Cost $489,991,278) – 99.3%		$569,008,886
Other assets and liabilities, net – 0.7%		3,847,214
TOTAL NET ASSETS – 100.0%		$572,856,100

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Global Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 19.3%
Canada – 2.5%
Government of Canada
1.500%, 12/01/2044	CAD	333,237	$305,935
Province of Alberta
1.250%, 06/01/2020		2,100,000	1,577,878
2.350%, 06/01/2025		2,200,000	1,662,158
Province of British Columbia
2.300%, 06/18/2026		1,200,000	902,557
Province of Ontario
2.400%, 06/02/2026		200,000	150,551
2.450%, 06/29/2022	$	1,100,000	1,101,319
3.150%, 06/02/2022	CAD	600,000	483,817
3.500%, 06/02/2024		3,800,000	3,123,971
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,199,864
4.250%, 12/01/2021		1,900,000	1,601,024
			12,109,074
Czech Republic – 0.0%
Czech Republic
1.200%, 07/23/2017 (P)	CZK	2,000,000	79,001
Government of France
0.000% 05/25/2022	EUR	4,300,000	4,555,741
2.500%, 10/25/2020		4,500,000	5,254,349
			9,810,090
Greece – 0.5%
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,204,370
Italy – 2.5%
Republic of Italy
2.450%, 09/01/2033 (S)	EUR	4,300,000	4,450,188
2.700%, 03/01/2047 (S)		1,800,000	1,732,848
2.800%, 03/01/2067 (S)		1,300,000	1,166,184
3.250%, 09/01/2046 (S)		3,800,000	4,097,617
6.000%, 08/04/2028	GBP	500,000	767,408
			12,214,245
Japan – 2.9%
Government of Japan
0.400%, 03/20/2036	JPY	70,000,000	601,961
0.500%, 09/20/2046		330,000,000	2,722,159
1.400%, 09/20/2034		160,000,000	1,639,946
1.600%, 03/20/2033		360,000,000	3,798,155
1.700%, 09/20/2032		340,000,000	3,631,265
Japan Bank for International Cooperation
2.000%, 11/04/2021		900,000	878,125
Tokyo Metropolitan World Government
2.000%, 05/17/2021 (S)		1,000,000	973,389
			14,245,000
Norway – 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,137,253
Poland – 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	23,978
Saudi Arabia – 1.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021 (S)	$	4,400,000	4,345,000
3.250%, 10/26/2026 (S)		500,000	483,250
			4,828,250

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Slovenia – 3.3%
Republic of Slovenia
4.125%, 02/18/2019	$	4,300,000	$4,445,297
4.125%, 02/18/2019 (S)		1,900,000	1,966,690
4.750%, 05/10/2018		700,000	722,960
5.250%, 02/18/2024		3,400,000	3,776,108
5.500%, 10/26/2022		3,000,000	3,352,542
5.850%, 05/10/2023		1,800,000	2,049,048
			16,312,645
Spain – 1.8%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,082,816
Autonomous Community of Catalonia
4.750%, 06/04/2018		1,000,000	1,101,034
4.900%, 09/15/2021		600,000	667,666
4.950%, 02/11/2020		900,000	1,016,700
Autonomous Community of Madrid
4.300%, 09/15/2026		1,300,000	1,660,892
Kingdom of Spain
1.950%, 04/30/2026 (S)		2,100,000	2,308,491
2.900%, 10/31/2046 (S)		1,170,000	1,248,800
			9,086,399
United Kingdom – 2.6%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,100,000	5,042,209
3.500%, 01/22/2045		700,000	1,194,266
4.250%, 12/07/2040		2,800,000	5,143,098
4.750%, 12/07/2030 to 12/07/2038		800,000	1,458,576
			12,838,149
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $99,041,084)			$94,888,454
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.7%
U.S. Government – 5.8%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	$	1,531,786	1,530,288
2.500%, 01/15/2029		8,546,200	10,541,849
U.S. Treasury Bonds
2.750%, 11/15/2042		12,700,000	12,199,442
3.000%, 05/15/2042 (D)		500,000	504,219
3.000%, 05/15/2045		600,000	602,508
4.375%, 05/15/2040 (D)		1,500,000	1,877,343
4.625%, 02/15/2040 (D)		300,000	388,453
6.125%, 11/15/2027		400,000	540,203
U.S. Treasury Strip 2.521%, 05/15/2026		500,000	396,247
			28,580,552
U.S. Government Agency – 10.9%
Federal National Mortgage Association
1.796%, 11/01/2042 to 10/01/2044 (P)		1,037,738	1,046,922
2.456%, 11/01/2035 (P)		93,065	96,331
3.000%, TBA (C)		15,600,000	15,463,505
3.010%, 09/01/2035 (P)		38,428	40,578
3.162%, 07/01/2035 (P)		23,470	24,897
3.500%, TBA (C)		30,800,000	31,500,364
3.730%, 01/01/2018		5,000,000	5,001,267
4.500%, 05/01/2029 to 11/01/2044		397,997	428,955
			53,602,819
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $82,490,087)			$82,183,371
CORPORATE BONDS – 40.0%
Australia – 0.3%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)	$	1,500,000	$1,501,344
Austria – 0.3%
Kaerntner Ausgleichszahlungs-Fonds
0.969%, 01/14/2032 (S)(Z)	EUR	1,700,000	1,557,163
Belgium – 0.6%
KBC Bank NV (8.000% to 01/25/2018, then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023	$	2,800,000	2,943,500
Brazil – 0.6%
Petrobras Global Finance BV
6.125%, 01/17/2022		600,000	616,500
7.375%, 01/17/2027		700,000	732,200
8.375%, 05/23/2021		1,400,000	1,562,680
			2,911,380
Canada – 1.1%
Bank of Montreal
1.750%, 06/15/2022 (S)		2,500,000	2,437,775
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,199,532
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,674,500
			5,311,807
Denmark – 16.0%
BRFkredit A/S
2.000%, 10/01/2017 to 10/01/2047	DKK	7,684,224	1,094,833
3.000%, 10/01/2047		77,071	11,429
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017 to 10/01/2047		12,076,218	1,725,882
2.500%, 10/01/2037 to 10/01/2047		3,758,833	548,219
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 01/01/2018		118,600,000	17,063,308
2.000%, 04/01/2017 to 10/01/2047		35,238,472	5,029,444
2.500%, 10/01/2037 to 10/01/2047		45,589,947	6,668,738
Realkredit Danmark A/S
1.000%, 04/01/2017 to 04/01/2018		172,700,000	24,893,709
2.000%, 04/01/2017 to 10/01/2047		116,640,999	16,799,376
2.500%, 10/01/2037 to 10/01/2047		34,960,141	5,102,778
			78,937,716
France – 1.5%
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033	$	1,000,000	1,077,290
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	644,002
1.875%, 09/15/2021 (S)	$	2,500,000	2,415,250
2.000%, 01/22/2021	EUR	800,000	907,551
2.250%, 02/18/2020 (S)	$	2,400,000	2,392,517
			7,436,610
Germany – 1.4%
Deutsche Bank AG
1.350%, 05/30/2017		500,000	499,983
4.250%, 10/14/2021 (S)		2,200,000	2,223,355
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,500,000	3,063,550
KFW
5.000%, 03/19/2024	AUD	100,000	85,740
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,171,107
			7,043,735

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Greece – 0.1%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	$314,642
Guernsey, Channel Islands – 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 06/09/2023	$	250,000	250,235
Ireland – 0.4%
Depfa ACS Bank
5.750%, 03/28/2017		1,300,000	1,303,575
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)		800,000	851,166
			2,154,741
Italy – 0.3%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,590,457
Ivory Coast – 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,714,579
Japan – 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		700,000	700,111
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (S)		1,600,000	1,545,226
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,500,122
Sumitomo Mitsui Financial Group, Inc.
2.631%, 03/09/2021 (P)		2,400,000	2,480,443
			6,225,902
Jersey, Channel Islands – 0.2%
UBS Group Funding Jersey, Ltd.
4.125%, 04/15/2026 (S)		1,000,000	1,017,008
Netherlands – 1.0%
ABN AMRO Bank NV
2.450%, 06/04/2020 (S)		300,000	300,508
Cooperatieve Rabobank UA
2.500%, 01/19/2021		2,600,000	2,598,898
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		1,100,000	1,118,218
Stichting AK Rabobank Certificaten
6.500%, 03/29/2017 (Q)	EUR	800,000	953,629
			4,971,253
Portugal – 0.0%
Novo Banco SA
5.000%, 05/21/2019		247,000	233,595
Qatar – 0.1%
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.750%, 09/30/2019	$	400,000	444,364
South Korea – 0.1%
Kookmin Bank
2.125%, 10/21/2020		500,000	491,990
Spain – 0.8%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 02/18/2020, then 5 Year Euro Swap Rate + 6.604%)
02/18/2020 (Q)	EUR	2,000,000	2,076,508
CORPORATE BONDS (continued)
Spain (continued)
Banco Santander SA (6.250% to 09/11/2021, then 5 Year Euro Swap Rate + 5.640%)
09/11/2021 (Q)	EUR	1,900,000	$1,987,698
			4,064,206
Sweden – 0.9%
Stadshypotek AB
2.500%, 09/18/2019	SEK	6,000,000	708,583
Svenska Handelsbanken AB
2.450%, 03/30/2021	$	2,900,000	2,890,430
Swedbank AB
2.200%, 03/04/2020 (S)		600,000	598,639
			4,197,652
Switzerland – 1.0%
Credit Suisse AG
6.500%, 08/08/2023		2,300,000	2,506,517
UBS AG
5.125%, 05/15/2024		900,000	921,420
7.625%, 08/17/2022		1,250,000	1,435,500
			4,863,437
United Arab Emirates – 0.1%
National Bank of Abu Dhabi PJSC
2.250%, 02/11/2020		600,000	595,876
United Kingdom – 6.0%
Barclays Bank PLC
7.625%, 11/21/2022		2,700,000	2,900,340
Barclays Bank PLC (7.750% to 04/10/2018, then 5 Year U.S. Swap Rate + 6.833%)
04/10/2023		1,900,000	1,997,375
Barclays PLC (8.000% to 12/15/2020, then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	1,100,000	1,273,133
Barclays PLC (8.250% to 12/15/2018, then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)	$	500,000	530,625
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020 (P)	GBP	800,000	1,116,503
GlaxoSmithKline Capital PLC
3.375%, 12/20/2027		200,000	280,985
HBOS PLC
1.800%, 09/06/2017 (P)	$	1,300,000	1,297,724
5.374%, 06/30/2021	EUR	1,000,000	1,251,737
6.000%, 03/29/2040	GBP	500,000	793,598
Legal & General Group PLC (5.500% to 06/27/2044, then 5 Year U.K. Treasury + 3.170%)
06/27/2064		400,000	506,594
Lloyds Bank PLC
4.875%, 03/30/2027		1,000,000	1,581,357
Nationwide Building Society
2.450%, 07/27/2021 (S)	$	2,400,000	2,371,013
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,044,513
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%)
08/10/2025 (Q)		450,000	450,563
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		1,300,000	1,373,450

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Santander UK Group Holdings PLC
2.875%, 08/05/2021	$	2,500,000	$2,474,630
4.750%, 09/15/2025 (S)		1,300,000	1,296,360
Santander UK PLC
2.439%, 03/14/2019 (P)		2,400,000	2,435,681
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	137,475
5.125%, 04/10/2047	EUR	600,000	653,276
6.125%, 02/24/2022	GBP	950,000	1,361,898
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		197,065	244,723
Virgin Media Secured Finance PLC
4.875%, 01/15/2027		900,000	1,127,933
Virgin Money PLC
2.250%, 04/21/2020		700,000	887,901
			29,389,387
United States – 5.3%
AbbVie, Inc.
2.850%, 05/14/2023	$	2,100,000	2,060,174
Ally Financial, Inc.
3.250%, 02/13/2018		200,000	202,600
3.600%, 05/21/2018		1,800,000	1,831,500
8.000%, 11/01/2031		100,000	123,000
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		400,000	404,223
3.300%, 02/01/2023		600,000	612,541
Bank of America Corp.
1.585%, 05/02/2017 (P)		100,000	100,078
1.662%, 08/25/2017 (P)		2,000,000	2,003,350
Boston Scientific Corp.
2.650%, 10/01/2018		1,200,000	1,214,836
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,576,029
6.384%, 10/23/2035		300,000	342,920
Citigroup, Inc.
2.032%, 06/07/2019 (P)		1,700,000	1,711,642
Ford Motor Credit Company LLC
1.949%, 01/09/2018 (P)		700,000	702,986
5.000%, 05/15/2018		1,000,000	1,037,611
5.875%, 08/02/2021		500,000	559,037
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		500,000	537,535
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	678,755
Navient Corp.
5.500%, 01/15/2019		400,000	413,000
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		200,000	209,376
7.250%, 12/15/2021 (S)		200,000	209,000
Plains All American Pipeline LP
2.600%, 12/15/2019		1,200,000	1,202,722
Pricoa Global Funding I
2.200%, 06/03/2021 (S)		1,200,000	1,182,431
Progress Energy, Inc.
4.875%, 12/01/2019		1,155,000	1,234,636
Viacom, Inc.
2.750%, 12/15/2019		1,200,000	1,208,129
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)		2,000,000	1,994,118
Wells Fargo & Company
2.153%, 01/24/2023 (P)		1,200,000	1,216,224
CORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	$	1,400,000	$1,403,503
			25,971,956
TOTAL CORPORATE BONDS (Cost $200,099,023)			$197,134,535
TERM LOANS (M) – 0.4%
United Kingdom – 0.2%
Ineos US Finance LLC TBD 03/31/2024 (T)	EUR	1,200,000	1,275,513
United States – 0.2%
Energy Future Intermediate Holding Company LLC
4.304%, 06/30/2017	$	800,000	802,000
TOTAL TERM LOANS (Cost $2,079,440)			$2,077,513
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.3%
Commercial and residential – 13.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
3.346%, 09/25/2035 (P)		51,296	42,658
Alba PLC, Series 2005-1, Class A3
0.544%, 11/25/2042 (P)	GBP	815,807	935,842
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
3.187%, 10/25/2034 (P)	$	61,373	61,512
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 3.076%, 02/20/2036 (P)		368,991	365,294
Series 2006-J, Class 4A1, 3.470%, 01/20/2047 (P)		64,106	54,231
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 3.001%, 08/25/2033 (P)		18,199	18,044
Series 2003-7, Class 6A, 3.160%, 10/25/2033 (P)		40,884	41,185
Series 2003-9, Class 2A1, 3.484%, 02/25/2034 (P)		8,288	8,275
Series 2004-2, Class 22A, 3.229%, 05/25/2034 (P)		78,944	76,292
Series 2004-2, Class 23A, 2.804%, 05/25/2034 (P)		36,401	33,708
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)		433,089	437,427
Series 2005-2, Class A2, 3.636%, 03/25/2035 (P)		87,633	88,506
Series 2005-4, Class 3A1, 3.117%, 08/25/2035 (P)		239,275	217,987
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)		264,216	263,344
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.308%, 09/25/2035 (P)		816,244	700,225
Series 2005-9, Class 24A1, 3.185%, 11/25/2035 (P)		370,273	304,226
Series 2006-8, Class 3A1, 0.938%, 02/25/2034 (P)		38,129	34,927
Series 2006-6, Class 32A1, 3.129%, 11/25/2036 (P)		1,001,468	812,303
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.619%, 01/26/2036 (P)		476,230	416,751

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bella Vista Mortgage Trust, Series 2005-2, Class 2A1
1.027%, 05/20/2045 (P)	$	305,178	$220,168
Business Mortgage Finance 7 PLC, Series 7X, Class A1
2.358%, 02/15/2041 (P)	GBP	596,082	704,528
Casa D’este Finance SRL, Series 1, Class 1A2
0.034%, 09/15/2040 (P)	EUR	380,965	400,453
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.040%, 05/25/2035 (P)	$	91,047	89,585
Series 2005-11, Class A2A, 2.930%, 10/25/2035 (P)		421,192	423,478
Series 2005-12, Class 2A1, 1.571%, 08/25/2035 (P)(S)		737,699	609,371
Series 2005-5, Class 1A4, 4.546%, 08/25/2035 (P)		4,910,668	3,973,356
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)		143,503	147,808
Series 2005-7, Class 1A2, 2.857%, 09/25/2035 (P)		1,140,834	996,534
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		67,875	63,136
Series 2005-45, Class 2A1, 2.664%, 10/20/2035 (P)		1,344,704	938,268
Series 2005-56, Class 2A2, 2.589%, 11/25/2035 (P)		44,244	38,510
Series 2005-56, Class 2A3, 2.049%, 11/25/2035 (P)		44,214	37,421
Series 2006-OA19, Class A1, 0.959%, 02/20/2047 (P)		1,107,874	803,061
Series 2007-11T1, Class A12, 1.128%, 05/25/2037 (P)		218,017	115,507
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		103,050	90,021
Series 2005-81, Class A1, 1.058%, 02/25/2037 (P)		1,985,149	1,628,334
Series 2006-OA1, Class 2A1, 0.989%, 03/20/2046 (P)		666,905	537,629
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.170%, 08/25/2034 (P)		22,177	18,984
Series 2004-22, Class A3, 3.096%, 11/25/2034 (P)		92,958	91,511
Series 2005-23, Class A1, 5.500%, 11/25/2035		1,066,355	984,183
Series 2005-R2, Class 1AF1, 1.118%, 06/25/2035 (P)(S)		159,651	145,331
Series 2004-12, Class 12A1, 3.122%, 08/25/2034 (P)		188,221	161,420
Series 2004-25, Class 1A1, 1.438%, 02/25/2035 (P)		105,623	92,089
Series 2004-25, Class 2A1, 1.458%, 02/25/2035 (P)		134,669	117,984
Series 2005-HYB9, Class 5A1, 3.306%, 02/20/2036 (P)		264,487	232,043
Series 2005-HYB9, Class 3A2A, 3.309%, 02/20/2036 (P)		190,513	167,649
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3, 2.808%, 07/25/2033 (P)		5,734	5,667
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR20, Class 2A1, 3.114%, 08/25/2033 (P)	$	46,048	$45,703
Credit Suisse Mortgage Capital Certificates, Series 2010-UD1, Class A
5.804%, 12/16/2049 (P)(S)		82,143	82,157
Creso SRL, Series 2, Class A
0.381%, 12/30/2060 (P)	EUR	1,558,458	1,651,938
CSMC Mortgage-Backed Trust, Series 2006-7, Class 6A3
5.500%, 08/25/2036	$	2,398,012	2,335,187
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR3, Class A2, 0.898%, 08/25/2036 (P)		1,288,421	1,017,804
Series 2007-OA4, Class 3A1, 0.968%, 08/25/2047 (P)		1,527,255	1,114,665
Eurosail PLC, Series 2006-1X, Class A2C
0.536%, 06/10/2044 (P)	GBP	1,025,833	1,252,703
Eurosail-UK PLC
Series 2007-3A, Class A3C, 1.327%, 06/13/2045 (P)(S)		1,068,823	1,265,686
Series 2007-3X, Class A3C, 1.327%, 06/13/2045 (P)		992,479	1,175,280
First Flexible PLC, Series 7, Class A
0.613%, 09/15/2033 (P)		96,048	117,393
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1
2.977%, 08/25/2035 (P)		38,300	33,100
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A
1.120%, 11/15/2031 (P)		125,165	120,531
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.658%, 06/25/2034 (P)		8,117	7,962
Great Hall Mortgages PLC
Series 2006-1, Class A2B, 0.017%, 06/18/2038 (P)	EUR	958,614	993,729
Series 2007-1, Class A2A, 0.501%, 03/18/2039 (P)	GBP	939,007	1,131,599
Series 2007-1, Class A2B, 0.093%, 03/18/2039 (P)	EUR	1,091,869	1,133,053
GreenPoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.858%, 10/25/2046 (P)	$	7	7
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
3.389%, 10/25/2033 (P)		5,639	5,574
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO
2.279%, 11/10/2045		3,263,017	251,439
GSR Mortgage Loan Trust, Series 2003-1, Class A2
2.560%, 03/25/2033 (P)		32,535	32,081
HarborView Mortgage Loan Trust
Series 2003-1, Class A, 3.018%, 05/19/2033 (P)		65,269	64,155
Series 2005-4, Class 3A1, 3.140%, 07/19/2035 (P)		18,868	16,563
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A, 3.031%, 12/25/2034 (P)		32,126	30,288
Series 2006-AR4, Class A1A, 0.988%, 05/25/2046 (P)		1,458,613	1,206,088

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1, 3.212%, 12/25/2035 (P)	$	1,224,354	$1,031,790
Series 2006-A5, Class 1A4, 1.018%, 10/25/2036 (P)		3,016,697	2,564,560
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (P)		1,928	1,398
Series 2006-S1, Class 3A2, 1.048%, 03/25/2036 (P)		153,920	161,163
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 2.801%, 11/25/2033 (P)		35,558	33,849
Series 2006-A1, Class 3A2, 3.405%, 02/25/2036 (P)		416,331	368,076
Series 2007-A1, Class 5A6, 3.421%, 07/25/2035 (P)		145,000	132,703
Ludgate Funding PLC
Series 2006-1X, Class A2A, 0.575%, 12/01/2060 (P)	GBP	944,231	1,102,517
Series 2008-W1X, Class A1, 0.970%, 01/01/2061 (P)		1,488,957	1,772,432
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 2.991%, 02/25/2033 (P)	$	57,479	55,276
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)		227,938	227,574
Series 2003-C, Class A1, 1.438%, 06/25/2028 (P)		174,855	166,470
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
5.887%, 08/12/2049 (P)		1,654,041	1,665,593
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A
6.000%, 02/25/2036		865,041	832,040
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1
1.210%, 12/15/2030 (P)		208,291	198,794
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A, 1.227%, 10/07/2020 (P)		1,303,835	1,305,285
Series 2010-R2, Class 2A, 1.247%, 11/05/2020 (P)		10,075,067	10,090,913
Residential Accredit Loans Trust
Series 2006-QO6, Class A1, 0.958%, 06/25/2046 (P)		1,306,085	557,083
Series 2007-QA4, Class A1A, 0.928%, 06/25/2037 (P)		2,856,131	2,207,007
Series 2007-QO2, Class A1, 0.928%, 02/25/2047 (P)		271,420	161,482
Series 2007-QS1, Class 1A1, 6.000%, 01/25/2037		872,000	758,900
Series 2006-QO3, Class A1, 0.988%, 04/25/2046 (P)		795,995	361,343
Residential Asset Securitization Trust, Series 2006-R1, Class A2
1.178%, 01/25/2046 (P)		287,966	131,749
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21
3.441%, 09/25/2035 (P)		86,247	67,717
RMAC Securities PLC, Series 2006-NS1X, Class A2A
0.526%, 06/12/2044 (P)	GBP	660,420	770,736
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Sequoia Mortgage Trust, Series 5, Class A
1.481%, 10/19/2026 (P)	$	46,234	$45,155
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 3.370%, 02/25/2034 (P)		63,088	62,998
Series 2004-1, Class 4A2, 3.370%, 02/25/2034 (P)		346,983	348,881
Series 2004-12, Class 7A1, 3.197%, 09/25/2034 (P)		106,743	107,431
Series 2004-19, Class 2A1, 2.014%, 01/25/2035 (P)		405,250	343,105
Series 2004-4, Class 3A2, 3.201%, 04/25/2034 (P)		118,314	117,753
Structured Asset Mortgage Investments, Inc.
Series 2007-AR1, Class 2A, 0.958%, 01/25/2037 (P)		663,209	541,144
Series 2006-AR3, Class 12A1, 0.998%, 05/25/2036 (P)		977,062	834,172
Swan Trust, Series 2010-1, Class A
2.925%, 04/25/2041 (P)	AUD	466,188	357,840
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1, 2.971%, 06/25/2047 (P)	$	144,590	130,362
Series 2007-3, Class 3A1, 2.971%, 06/25/2047 (P)		281,082	251,745
Series 2007-3, Class 4A1, 5.750%, 06/25/2047 (P)		204,639	184,832
Uropa Securities PLC
Series 2008-1, Class A, 0.576%, 06/10/2059 (P)	GBP	322,379	380,702
Series 2008-1, Class B, 1.126%, 06/10/2059 (P)		61,621	67,843
Series 2008-1, Class M1, 0.726%, 06/10/2059 (P)		74,336	84,781
Series 2008-1, Class M2, 0.926%, 06/10/2059 (P)		58,687	66,668
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A, 1.814%, 11/25/2042 (P)	$	144,287	133,966
Series 2003-AR5, Class A7, 2.838%, 06/25/2033 (P)		33,077	33,484
Series 2005-AR13, Class A1A1, 1.068%, 10/25/2045 (P)		77,921	75,543
Series 2005-AR2, Class 2A1A, 1.088%, 01/25/2045 (P)		119,546	114,984
Series 2006-AR13, Class 2A, 2.099%, 10/25/2046 (P)		1,365,898	1,269,652
Series 2006-AR17, Class 1A1A, 1.406%, 12/25/2046 (P)		226,747	213,411
Series 2006-AR3, Class A1A, 1.614%, 02/25/2046 (P)		507,208	481,959
Series 2006-AR5, Class 3A, 1.554%, 07/25/2046 (P)		178,091	118,865
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 1A1
5.750%, 07/25/2037		184,713	163,194
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1
3.044%, 09/25/2034 (P)		57,199	58,258
			67,146,629

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD, 1.121%, 01/15/2038 (P)	$	912,814	$909,067
Series 4579, Class SD IO, 1.776%, 01/15/2038		912,814	56,590
Series T-63, Class 1A1, 1.796%, 02/25/2045 (P)		114,983	117,448
Federal National Mortgage Association
Series 2003-W6, Class F, 1.128%, 09/25/2042 (P)		221,888	220,560
Series 2004-W2, Class 5AF, 1.128%, 03/25/2044 (P)		104,749	104,639
Series 2005-120, Class NF, 0.878%, 01/25/2021 (P)		374	374
Series 2006-15, Class FC, 0.908%, 03/25/2036 (P)		107,714	102,996
Series 2006-16, Class FC, 1.078%, 03/25/2036 (P)		387,327	386,213
Series 2006-48, Class TF, 1.178%, 06/25/2036 (P)		52,247	52,178
Series 2006-5, Class 3A2, 2.868%, 05/25/2035 (P)		172,112	181,382
Series 2009-104, Class FA, 1.578%, 12/25/2039 (P)		410,561	414,798
Series 2010-46, Class WF, 1.528%, 05/25/2040 (P)		207,298	210,427
Series 2013-130, Class FB, 1.228%, 01/25/2044 (P)		301,287	301,286
			3,057,958
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,725,017)			$70,204,587
ASSET BACKED SECURITIES – 3.3%
ACAS CLO, Ltd., Series 2014-1A, Class AR
2.069%, 07/18/2026 (P)(S)		1,200,000	1,199,400
Ares XXV CLO, Ltd., Series 2012-3A, Class AR
2.243%, 01/17/2024 (P)(S)		2,500,000	2,500,043
Babson Euro CLO BV, Series 2014-1, Class BV
1.300%, 04/15/2027 (S)	EUR	900,000	954,040
Blue Hill CLO, Ltd., Series 2013-1A, Class AR
2.234%, 01/15/2026 (P)(S)	$	1,200,000	1,200,000
Cent CLO 21, Ltd., Series 2014-21A, Class A1BR
0.000% 07/27/2026 (P)(S)		2,500,000	2,487,500
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class M1
1.038%, 06/25/2037 (P)		3,300,000	2,714,573
Highlander Euro CDO III BV, Series 2007-3A, Class A
0.069%, 05/01/2023 (P)(S)	EUR	889,430	938,836
Jubilee CDO I-R BV, Series I-RA, Class A
0.023%, 07/30/2024 (P)(S)		302,441	318,568
Jubilee CDO VI BV, Series A, Class A1B
0.099%, 09/20/2022 (P)(S)		476,433	504,552
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
1.338%, 10/25/2034 (P)	$	134,514	125,845
ASSET BACKED SECURITIES (continued)
Madison Park Funding V, Ltd., Series 2007-5A, Class A1A
1.275%, 02/26/2021 (P)(S)	$	1,743,632	$1,736,894
Panther CDO V BV, Series 2015-A, Class A1
0.082%, 10/15/2084 (P)(S)	EUR	187,291	195,560
Penta CLO SA, Series 2007-1X, Class A1
0.001%, 06/04/2024 (P)		38,171	40,399
SACO I Trust, Series 2005-10, Class 1A
1.298%, 06/25/2036 (P)	$	81,766	175,140
Staniford Street CLO, Ltd., Series 14-1A, Class AR
0.000% 06/15/2025 (P)(S)		1,300,000	1,300,000
TOTAL ASSET BACKED SECURITIES (Cost $16,354,963)			$16,391,350
COMMON STOCKS – 0.0%
United States – 0.0%
Rescap Liquidating Trust (I)		3,662	39,916
TOTAL COMMON STOCKS (Cost $11,535)			$39,916
PREFERRED SECURITIES – 0.0%
United States – 0.0%
Navient Corp., 3.743% (P)		6,200	$155,744
TOTAL PREFERRED SECURITIES (Cost $69,750)			$155,744
ESCROW SHARES – 0.1%
United States – 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049		3,600,000	232,200
6.875%, 05/02/2018		4,200,000	275,520
TOTAL ESCROW SHARES (Cost $0)			$507,720
PURCHASED OPTIONS – 0.2%
Call options – 0.0%
Exchange Traded Option on 2 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $110.50) (I)		422,000	1,477
			1,477
Put options – 0.2%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $103.50) (I)		200,000	1,400
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $96.00) (I)		200,000	1,400
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $98.00) (I)		80,000	560
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $103.00) (I)		985,000	1
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.640% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/19/2017; Strike Rate: 1.640%; Counterparty: Morgan Stanley Company) (I)		150,300,000	62,525

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.030% and pay a floating rate based on 3-month LIBOR (Expiration Date: 12/18/2017; Strike Rate: 2.030%; Counterparty: Morgan Stanley Company) (I)	$	89,900,000	$75,426
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 0.400% and pay a floating rate based on 6-month JPY LIBOR (Expiration Date: 03/03/2017; Strike Rate: 0.400%; Counterparty: JPMorgan Chase Bank) (I)		120,000,000	0
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR (Expiration Date: 11/07/2019; Strike Rate: 2.500%; Counterparty: Deutsche Bank Securities, Inc.) (I)		1,700,000	222,363
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.725% and pay a floating rate based on 3-month LIBOR (Expiration Date: 11/07/2019; Strike Rate: 2.725%; Counterparty: Morgan Stanley Company) (I)		2,600,000	275,691
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR (Expiration Date: 11/07/2019; Strike Rate: 2.750%; Counterparty: Deutsche Bank Securities, Inc.) (I)		1,800,000	186,320
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR (Expiration Date: 11/07/2019; Strike Rate: 2.750%; Counterparty: Morgan Stanley Company) (I)		2,600,000	269,129
Over the Counter Option on the EUR vs. USD (Expiration Date: 03/22/2017; Strike Price: EUR 0.94; Counterparty: JPMorgan Chase Bank) (I)		40,000,000	42
Over the Counter Option on the USD vs. JPY (Expiration Date: 08/21/2017; Strike Price: $118.28; Counterparty: Goldman Sachs and Company) (I)		2,500,000	21,315
Over the Counter Option on the USD vs. JPY (Expiration Date: 08/21/2017; Strike Price: $118.28; Counterparty: JPMorgan Chase Bank) (I)		1,475,000	13,622
			1,129,794
TOTAL PURCHASED OPTIONS (Cost $1,062,375)			$1,131,271
SHORT-TERM INVESTMENTS – 22.5%
Certificate of deposit – 0.9%
Barclays Bank PLC
1.751%, 09/08/2017*	$	1,200,000	1,203,101
Sumitomo Mitsui Financial Group, Inc.
1.663%, 09/15/2017*		3,400,000	3,409,183
			4,612,284
SHORT-TERM INVESTMENTS (continued)
Foreign government – 19.4%
Czech Republic Ministry of Finance Bill, 0.000%
06/30/2017 *	CZK	25,000,000	$982,712
08/25/2017 *		14,000,000	551,471
Japan Treasury Discount Bill, 0.000%
03/06/2017 *	JPY	1,840,000,000	16,377,924
03/13/2017 *		1,860,000,000	16,555,995
03/21/2017 *		700,000,000	6,231,025
04/17/2017 *		3,080,000,000	27,422,075
05/01/2017 *		1,020,000,000	9,082,726
05/08/2017 *		1,020,000,000	9,083,107
05/15/2017 *		260,000,000	2,315,399
05/29/2017 *		750,000,000	6,679,610
			95,282,044
U.S. Government – 0.1%
U.S. Treasury Bill
0.495%, 03/23/2017 (D)*	$	500,000	499,878
0.505%, 03/16/2017 (D)*		11,000	10,998
			510,876
U.S. Government Agency – 0.1%
Federal Home Loan Bank Discount Note
0.520%, 04/13/2017*		563,000	562,677
Repurchase agreement – 2.0%
Repurchase Agreement with HSBC Bank dated 02/21/2017 at (0.500%) to be repurchased at $1,532,939 on 04/25/2017, collateralized by EUR 1,140,000 France Government Bonds, 3.250% due 05/25/2045 (valued at $1,573,520, including interest)	EUR	1,448,256	1,534,282
Repurchase Agreement with JPMorgan Chase & Company dated 02/28/2017 at 0.610% to be repurchased at $6,400,108 on 03/01/2017, collateralized by $6,514,728 Government National Mortgage Association, 3.000% due 01/20/2047 (valued at $6,601,180, including interest)	$	6,400,000	6,400,000
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $1,624,005 on 03/01/2017, collateralized by $1,670,000 U.S. Treasury Notes, 2.125% due 05/15/2025 (valued at $1,657,066, including interest)		1,624,000	1,624,000
			9,558,282
TOTAL SHORT-TERM INVESTMENTS (Cost $109,477,872)			$110,526,163
Total Investments (Global Bond Fund) (Cost $585,411,146) – 116.8%			$575,240,624
Other assets and liabilities, net – (16.8%)			(82,720,274)
TOTAL NET ASSETS – 100.0%			$492,520,350
SALE COMMITMENTS OUTSTANDING – (0.1)%
U.S. Government Agency – (0.1)%
Federal National Mortgage Association
4.500%, TBA (C)	$	(300,000)	$(321,908)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($321,355))			$(321,908)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
SECURITIES SOLD SHORT – (1.1)%
Foreign government – (1.1)%
Government of France
2.500%, 10/25/2020	EUR	(4,500,000)	$(5,254,349)
TOTAL SECURITIES SOLD SHORT (Cost ($5,250,448))			$(5,254,349)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

Security Abbreviations and Legend

IO	Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. They are not redeemable but pay a steady stream of interest forever.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,594,803 or 13.1% of the fund’s net assets as of 2-28-17.

(T)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	10	Long	Mar 2017	$855,979	$855,805	($174)
5-Year U.S. Treasury Note Futures	1,078	Long	Jun 2017	126,734,040	126,883,969	149,929
10-Year Australian Treasury Bond Futures	28	Long	Mar 2017	2,728,627	2,753,131	24,504
10-Year Canada Government Bond Futures	114	Long	Jun 2017	11,696,855	11,788,812	91,957
10-Year Japan Government Bond Future	20	Long	Mar 2017	26,738,235	26,806,711	68,476
10-Year U.S. Treasury Note Futures	1,091	Long	Jun 2017	135,524,891	135,914,734	389,843
Euro SCHATZ Futures	141	Long	Mar 2017	16,749,968	16,825,637	75,669
Euro-Buxl Futures	17	Long	Mar 2017	3,026,614	3,126,860	100,246
Eurodollar Futures	421	Long	Sep 2017	103,787,996	103,765,975	(22,021)
German Euro BOBL Futures	145	Long	Mar 2017	20,381,508	20,696,269	314,761
German Euro BUND Futures	90	Long	Jun 2017	15,528,271	15,523,274	(4,997)
U.K. Long Gilt Bond Futures	37	Long	Jun 2017	5,744,476	5,841,315	96,839
Ultra U.S. Treasury Bond Futures	45	Long	Jun 2017	7,193,368	7,280,156	86,788
2-Year U.S. Treasury Note Futures	211	Short	Jun 2017	(45,628,552)	(45,661,719)	(33,167)
Euro-BONO Spanish Government Bond Futures	4	Short	Mar 2017	(585,420)	(589,662)	(4,242)
Euro-BTP Italian Government Bond Futures	112	Short	Mar 2017	(15,614,717)	(15,767,763)	(153,046)
Eurodollar Futures	421	Short	Sep 2018	(103,262,331)	(103,271,300)	(8,969)
Euro-OAT Futures	4	Short	Jun 2017	(625,000)	(625,046)	(46)
U.S. Treasury Long Bond Futures	40	Short	Jun 2017	(6,002,931)	(6,066,250)	(63,319)
						$1,109,031

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	793,000	USD	605,297	Citibank N.A.	5/15/2017	$1,704	—	$1,704
BRL	4,115,654	USD	1,327,930	BNP Paribas SA	3/2/2017	—	($4,994)	(4,994)
BRL	4,115,654	USD	1,328,487	Deutsche Bank AG London	3/2/2017	—	(5,551)	(5,551)
BRL	8,633,720	USD	2,699,134	HSBC Bank USA	3/2/2017	76,089	—	76,089
BRL	932,696	USD	300,938	UBS AG	3/2/2017	—	(1,132)	(1,132)
BRL	7,701,024	USD	2,486,969	HSBC Bank USA	4/4/2017	—	(30,896)	(30,896)
CAD	8,338,000	USD	6,366,230	Goldman Sachs Bank USA	3/2/2017	—	(88,527)	(88,527)
CAD	4,200,000	USD	3,206,689	JPMorgan Chase Bank N.A.	3/2/2017	—	(44,498)	(44,498)
CAD	4,100,000	USD	3,130,352	Royal Bank of Canada	3/2/2017	—	(43,451)	(43,451)
CAD	8,258,000	USD	6,295,220	Standard Chartered Bank	3/2/2017	—	(77,749)	(77,749)
CAD	10,344,000	USD	7,899,198	Goldman Sachs Bank USA	4/4/2017	—	(109,386)	(109,386)
CHF	566,000	USD	567,134	Goldman Sachs Bank USA	5/15/2017	—	(1,157)	(1,157)
CHF	6,411,000	USD	6,474,153	JPMorgan Chase Bank N.A.	5/15/2017	—	(63,416)	(63,416)
CHF	2,450,000	USD	2,455,909	Standard Chartered Bank	5/15/2017	—	(6,010)	(6,010)
CZK	11,426,877	USD	450,000	HSBC Bank USA	3/10/2017	—	(1,846)	(1,846)
DKK	1,600,000	USD	230,627	Goldman Sachs Bank USA	4/3/2017	—	(2,240)	(2,240)
DKK	76,968,000	USD	11,117,438	BNP Paribas SA	7/3/2017	—	(78,556)	(78,556)
DKK	4,700,000	USD	682,594	Goldman Sachs Bank USA	10/2/2017	—	(4,846)	(4,846)
EUR	91,443,000	USD	97,906,533	Goldman Sachs Bank USA	5/15/2017	—	(702,575)	(702,575)
EUR	3,600,000	USD	3,805,021	JPMorgan Chase Bank N.A.	5/15/2017	21,781	—	21,781
EUR	5,800,000	USD	6,182,162	Royal Bank of Canada	5/15/2017	—	(16,759)	(16,759)
GBP	13,892,000	USD	17,424,444	UBS AG	3/2/2017	—	(186,552)	(186,552)
GBP	13,892,000	USD	17,281,498	Goldman Sachs Bank USA	4/4/2017	—	(28,790)	(28,790)
IDR	1,501,672,000	USD	109,988	UBS AG	3/17/2017	2,435	—	2,435
IDR	1,501,672,000	USD	111,021	UBS AG	6/23/2017	83	—	83
ILS	1,965,091	USD	532,000	HSBC Bank USA	4/4/2017	8,158	—	8,158
INR	164,959,140	USD	2,396,965	UBS AG	4/20/2017	58,750	—	58,750
JPY	1,070,000,000	USD	9,368,256	Goldman Sachs Bank USA	4/24/2017	177,462	—	177,462
JPY	89,500,000	USD	784,474	HSBC Bank USA	5/15/2017	14,688	—	14,688
JPY	7,753,600,000	USD	69,306,145	JPMorgan Chase Bank N.A.	5/15/2017	—	(72,838)	(72,838)
JPY	2,412,100,000	USD	21,327,133	Standard Chartered Bank	5/15/2017	210,948	—	210,948
KRW	7,001,046,360	USD	6,083,000	HSBC Bank USA	3/21/2017	109,534	—	109,534
KRW	7,001,046,360	USD	6,189,044	Citibank N.A.	6/23/2017	10,640	—	10,640
MXN	132,086,170	USD	6,426,300	BNP Paribas SA	4/17/2017	104,024	—	104,024
MYR	5,844,685	USD	1,309,000	JPMorgan Chase Bank	3/17/2017	6,311	—	6,311
MYR	5,844,685	USD	1,297,521	UBS AG	6/23/2017	12,575	—	12,575
NOK	4,085,000	USD	489,998	Bank of America, N.A.	5/15/2017	—	(2,468)	(2,468)
NOK	20,405,000	USD	2,455,017	Goldman Sachs Bank USA	5/15/2017	—	(19,754)	(19,754)
NZD	962,000	USD	690,919	HSBC Bank USA	3/2/2017	2,010	—	2,010
PLN	4,253,056	USD	1,042,000	HSBC Bank USA	5/5/2017	3,052	—	3,052
SEK	5,945,000	USD	669,134	Goldman Sachs Bank USA	5/15/2017	—	(8,120)	(8,120)
SGD	1,390,861	USD	981,000	HSBC Bank USA	3/17/2017	11,569	—	11,569
SGD	11,038,550	USD	7,837,096	Morgan Stanley Bank, N.A.	3/17/2017	40,418	—	40,418
SGD	5,035,000	USD	3,560,720	Standard Chartered Bank	3/17/2017	32,441	—	32,441
THB	42,828,005	USD	1,224,000	HSBC Bank USA	3/17/2017	2,763	—	2,763
THB	42,828,005	USD	1,220,606	JPMorgan Chase Bank	6/23/2017	5,342	—	5,342
TWD	76,433,795	USD	2,492,135	UBS AG	3/21/2017	—	(2,692)	(2,692)
USD	746,298	AUD	974,000	UBS AG	5/15/2017	751	—	751
USD	1,324,000	BRL	4,115,654	BNP Paribas SA	3/2/2017	1,064	—	1,064
USD	1,327,930	BRL	4,115,654	Deutsche Bank AG London	3/2/2017	4,994	—	4,994
USD	2,809,415	BRL	8,633,720	HSBC Bank USA	3/2/2017	34,191	—	34,191
USD	296,000	BRL	932,696	UBS AG	3/2/2017	—	(3,806)	(3,806)
USD	1,317,220	BRL	4,115,654	Deutsche Bank AG London	4/4/2017	4,623	—	4,623
USD	8,064,954	CAD	10,563,000	Goldman Sachs Bank USA	3/2/2017	112,043	—	112,043
USD	10,922,305	CAD	14,333,000	HSBC Bank USA	3/2/2017	130,950	—	130,950
USD	6,296,607	CAD	8,258,000	Standard Chartered Bank	4/4/2017	77,710	—	77,710
USD	3,316,811	CNY	23,429,953	UBS AG	12/5/2017	—	(39,905)	(39,905)
USD	402,091	CZK	10,000,000	Goldman Sachs Bank USA	6/30/2017	5,942	—	5,942

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	602,652	CZK	15,000,000	JPMorgan Chase Bank	6/30/2017	$8,428	—	$8,428
USD	80,523	CZK	2,000,000	Citibank N.A.	7/24/2017	1,131	—	1,131
USD	555,181	CZK	14,000,000	JPMorgan Chase Bank	8/25/2017	—	($2,095)	(2,095)
USD	5,825,288	DKK	38,377,000	Bank of America, N.A.	4/3/2017	347,274	—	347,274
USD	32,630,642	DKK	225,624,000	HSBC Bank USA	4/3/2017	424,591	—	424,591
USD	1,533,950	DKK	10,100,000	Morgan Stanley Bank, N.A.	4/3/2017	92,254	—	92,254
USD	606,256	DKK	4,235,000	Royal Bank of Canada	4/3/2017	1,743	—	1,743
USD	2,779,052	DKK	18,290,000	UBS AG	4/3/2017	168,299	—	168,299
USD	3,806,105	DKK	25,185,000	Bank of America, N.A.	7/3/2017	194,030	—	194,030
USD	1,301,247	DKK	8,460,000	BNP Paribas SA	7/3/2017	87,900	—	87,900
USD	5,194,083	DKK	34,095,000	JPMorgan Chase Bank N.A.	7/3/2017	304,119	—	304,119
USD	3,672,166	DKK	24,140,000	Morgan Stanley Bank, N.A.	7/3/2017	209,967	—	209,967
USD	9,086,677	DKK	59,336,000	HSBC Bank USA	10/2/2017	530,331	—	530,331
USD	1,384,170	DKK	9,000,000	JPMorgan Chase Bank N.A.	10/2/2017	86,355	—	86,355
USD	13,504,535	DKK	92,317,000	Bank of America, N.A.	1/2/2018	110,852	—	110,852
USD	11,523,002	DKK	78,777,000	JPMorgan Chase Bank N.A.	1/2/2018	93,751	—	93,751
USD	884,712	EUR	833,000	Bank of America, N.A.	5/15/2017	—	(768)	(768)
USD	24,524,700	EUR	22,986,000	Goldman Sachs Bank USA	5/15/2017	90,569	—	90,569
USD	8,720,460	EUR	8,215,000	Morgan Stanley Bank, N.A.	5/15/2017	—	(12,089)	(12,089)
USD	17,076,561	GBP	13,556,000	BNP Paribas SA	5/15/2017	226,114	—	226,114
USD	587,944	GBP	468,000	Citibank N.A.	5/15/2017	6,208	—	6,208
USD	5,724,240	GBP	4,583,000	Royal Bank of Canada	5/15/2017	27,457	—	27,457
USD	112,443	IDR	1,501,672,000	UBS AG	3/17/2017	19	—	19
USD	2,871,037	JPY	320,000,000	Citibank N.A.	3/6/2017	22,429	—	22,429
USD	13,521,556	JPY	1,520,000,000	JPMorgan Chase Bank N.A.	3/6/2017	—	(9,328)	(9,328)
USD	6,626,261	JPY	750,000,000	BNP Paribas SA	3/9/2017	—	(50,581)	(50,581)
USD	10,670,717	JPY	1,210,000,000	Citibank N.A.	3/13/2017	—	(103,420)	(103,420)
USD	5,722,179	JPY	650,000,000	JPMorgan Chase Bank N.A.	3/13/2017	—	(65,580)	(65,580)
USD	6,183,199	JPY	700,000,000	JPMorgan Chase Bank N.A.	3/21/2017	—	(52,280)	(52,280)
USD	14,981,321	JPY	1,710,000,000	Citibank N.A.	4/17/2017	—	(269,662)	(269,662)
USD	12,000,333	JPY	1,370,000,000	UBS AG	4/17/2017	—	(218,291)	(218,291)
USD	9,044,350	JPY	1,020,000,000	Citibank N.A.	5/1/2017	—	(57,886)	(57,886)
USD	9,000,813	JPY	1,020,000,000	JPMorgan Chase Bank N.A.	5/8/2017	—	(104,173)	(104,173)
USD	21,668,630	JPY	2,442,500,000	Citibank N.A.	5/15/2017	—	(140,898)	(140,898)
USD	1,163,819	JPY	130,000,000	UBS AG	5/15/2017	3,026	—	3,026
USD	6,181,939	KRW	7,001,046,360	Citibank N.A.	3/21/2017	—	(10,594)	(10,594)
USD	1,305,491	MYR	5,844,685	UBS AG	3/17/2017	—	(9,820)	(9,820)
USD	1,219,868	NZD	1,676,000	BNP Paribas SA	3/2/2017	12,645	—	12,645
USD	1,630,841	SEK	14,375,000	Goldman Sachs Bank USA	5/15/2017	32,509	—	32,509
USD	1,970,200	SGD	2,827,828	Deutsche Bank AG London	3/17/2017	—	(47,842)	(47,842)
USD	10,101,858	SGD	14,636,583	Goldman Sachs Bank USA	3/17/2017	—	(343,344)	(343,344)
USD	7,840,854	SGD	11,038,550	Morgan Stanley Bank, N.A.	6/23/2017	—	(40,182)	(40,182)
USD	1,221,563	THB	42,828,005	JPMorgan Chase Bank	3/17/2017	—	(5,200)	(5,200)
USD	2,421,473	TWD	76,433,795	UBS AG	3/21/2017	—	(67,970)	(67,970)
USD	2,503,400	TWD	76,433,795	UBS AG	6/23/2017	4,720	—	4,720
ZAR	14,286,815	USD	1,077,000	HSBC Bank USA	5/5/2017	30	—	30
						$4,371,796	($3,260,517)	$1,111,279

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
EUX ACAL EURO-BUND Futures	$166.00	May 2017	17	$11,986	($15,455)
				$11,986	($15,455)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Foreign currency options

Description	Counterparty	Exercise price	Expiration date	Notional amount		Premium	Value
Calls
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	90.00	Aug 2017	CAD	1,929,000	$13,602	($10,098)
Canadian Dollar versus Japanese Yen	JPMorgan Chase Bank, N.A.	90.00	Aug 2017	CAD	3,300,000	31,556	(17,275)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,000,000	53,250	(357)
						$98,408	($27,730)
Puts
U.S. Dollar versus Chinese Yuan	JPMorgan Chase Bank, N.A.	6.60	Sep 2017	USD	2,900,000	$26,535	($4,576)
						$26,535	($4,576)

Interest rate swaptions

Description	Counterparty	Floating rate index	Pay/ receive floating rate	Exercise rate	Expiration date	Notional amount		Premium	Value
Puts
2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	$810,000,000	$8,556	($5,588)
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Nov 2019	USD	26,200,000	491,573	(695,112)
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.25%	Nov 2019	USD	8,400,000	144,480	(272,563)
5-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	2.5%	Nov 2019	USD	8,800,000	158,400	(233,473)
								$803,009	($1,206,736)

Inflation floors (OTC)

Description	Counterparty	Initial index	Exercise index	Expiration date	Notional amount		Premium	Value
Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($26)
							$21,930	($26)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	2,090,000,000	JPY	$17,390,738	JPY-LIBOR-BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$5,467	$30,518	$35,985
Centrally cleared	138,900,000	USD	138,900,000	USD-LIBOR-BBA	Fixed 1.000%	Semi-Annual	Quarterly	May 2018	(370,778)	(259,022)	(629,800)
Centrally cleared	4,700,000	GBP	6,104,126	Fixed 0.500%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2019	(9,366)	17,573	8,207
Centrally cleared	138,900,000	USD	138,900,000	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	May 2019	540,140	361,196	901,336
Centrally cleared	64,600,000	GBP	80,200,924	GBP-LIBOR-BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Sep 2019	99,449	106,367	205,816
Centrally cleared	1,900,000	USD	1,900,000	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2020	6,417	(18,481)	(12,064)
Centrally cleared	1,500,000	MXN	86,820	Fixed 5.610%	MXN-TIIE-Banxico	28 Days	28 Days	Jul 2021	(945)	6,350	5,405
Centrally cleared	3,290,000,000	JPY	27,495,717	Fixed 0.500%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2021	(237,889)	(393,429)	(631,318)
Centrally cleared	48,900,000	USD	48,900,000	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2022	2,017,472	647	2,018,119
Centrally cleared	34,300,000	EUR	36,610,097	EUR-EURIBOR-Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2022	(58,619)	188,213	129,594
Centrally cleared	7,900,000	GBP	9,841,428	GBP-LIBOR-BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2022	51,814	18,706	70,520
Centrally cleared	7,500,000	USD	7,500,000	Fixed 2.300%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jan 2023	(25,005)	(70,429)	(95,434)
Centrally cleared	33,500,000	USD	33,500,000	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2023	(1,104,334)	1,277,817	173,483
Centrally cleared	77,300,000	USD	77,300,000	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2023	(922,041)	2,851,306	1,929,265
Centrally cleared	540,000,000	JPY	4,369,816	JPY-LIBOR-BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Dec 2024	71,370	153,302	224,672
Centrally cleared	76,281	BRL	$85,886	Fixed 12.800%	BRL-CDI	At Maturity	At Maturity	Jan 2025	67	7,465	7,532
Centrally cleared	3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.085%	Annual	Quarterly	Jan 2025	—	9,395	9,395
Centrally cleared	2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Annual	Quarterly	Jan 2025	—	7,850	7,850
Centrally cleared	2,200,000	AUD	1,598,520	Fixed 3.500%	AUD-BBR-BBSW	Semi-Annual	Semi-Annual	Dec 2025	(49,976)	(34,375)	(84,351)
Centrally cleared	3,090,000,000	JPY	30,640,470	USD-LIBOR-BBA	Fixed 0.300%	Semi-Annual	Semi-Annual	Mar 2026	328,671	(76,748)	251,923
Centrally cleared	10,600,000	CAD	7,868,545	Fixed 2.200%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Jun 2026	(392,314)	94,527	(297,787)
Centrally cleared	5,000,000	USD	5,000,000	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(137,156)	390,874	253,718
Centrally cleared	12,100,000	USD	12,100,000	USD-LIBOR-BBA	Fixed 1.750%	Semi-Annual	Semi-Annual	Dec 2026	(504,293)	(134,831)	(639,124)
Centrally cleared	11,200,000	EUR	11,867,525	EUR-EURIBOR-Reuters	Fixed 1.000%	Annual	Semi-Annual	Sep 2027	102,492	159,297	261,789
Centrally cleared	19,200,000	GBP	23,945,345	Fixed 1.500%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(343,167)	(278,819)	(621,986)
Centrally cleared	1,020,000,000	JPY	$9,659,642	JPY-LIBOR-BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	292,891	1,134,489	1,427,380
Centrally cleared	10,300,000	USD	10,300,000	Fixed 2.0975%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2041	243	209,683	209,926
Centrally cleared	3,100,000	USD	3,100,000	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(289,687)	538,540	248,853
Centrally cleared	1,700,000	USD	1,700,000	Fixed 1.768%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	32,243	272,522	304,765

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Interest rate swaps (continued)

Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	7,850,000	EUR	8,350,042	Fixed 1.500%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	($103,260)	($177,570)	($280,830)
Centrally cleared	1,250,000	GBP	1,566,063	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(65,825)	(60,597)	(126,422)
			$757,522,809						($1,065,919)	$6,332,336	$5,266,417

Credit default swaps — Buyer

Counterparty/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	ING Bank N.V.	300,000	EUR	$336,165	(1.000)%	Quarterly	Dec 2021	$8,192	($2,472)	$5,720
Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Quarterly	Mar 2017	—	(6,845)	(6,845)
Barclays Bank	UBS AG	1,500,000	EUR	1,661,400	(1.000)%	Quarterly	Jun 2021	39,102	(19,955)	19,147
BNP Paribas	ING Bank N.V.	300,000	EUR	337,635	(1.000)%	Quarterly	Dec 2021	10,550	(4,830)	5,720
BNP Paribas	UBS AG	700,000	EUR	787,815	(1.000)%	Quarterly	Dec 2021	(10,910)	(5,938)	(16,848)
Citi Bank N.A.	Barclays Bank PLC	100,000	EUR	111,755	(1.000)%	Quarterly	Jun 2021	4,957	(2,926)	2,031
Citi Bank N.A.	HSBC Bank PLC	300,000	EUR	336,165	(1.000)%	Quarterly	Dec 2021	7,416	(2,929)	4,487
Citi Bank N.A.	UBS AG	400,000	EUR	446,700	(1.000)%	Quarterly	Jun 2021	8,663	(3,557)	5,106
Citi Bank N.A.	UBS AG	300,000	EUR	336,165	(1.000)%	Quarterly	Dec 2021	10,657	(5,168)	5,489
Citi Bank N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	Quarterly	Jun 2024	51,910	(12,376)	39,534
Goldman Sachs International	Credit Suisse Group, Ltd.	2,400,000	EUR	2,537,639	(1.000)%	Quarterly	Dec 2021	67,396	(25,056)	42,340
Goldman Sachs International	HSBC Bank PLC	1,000,000	EUR	1,057,350	(1.000)%	Quarterly	Dec 2021	22,252	(7,297)	14,955
JPMorgan Chase Bank	HSBC Bank PLC	1,400,000	EUR	1,480,289	(1.000)%	Quarterly	Dec 2021	33,880	(12,943)	20,937
				$12,429,078				$254,065	($112,292)	$141,773

Centrally cleared	Ally Financial, Inc.	1,000,000	USD	1,000,000	(5.000)%	Quarterly	Jun 2018	($47,855)	($17,721)	($65,576)
Centrally cleared	Altria Group, Inc.	1,100,000	USD	1,100,000	(1.000)%	Quarterly	Dec 2020	(29,663)	(4,335)	(33,998)
Centrally cleared	BASF SE	400,000	EUR	425,980	(1.000)%	Quarterly	Dec 2020	(10,909)	(1,559)	(12,468)
Centrally cleared	Bayer Aktiengesellschaft	500,000	EUR	532,970	(1.000)%	Quarterly	Dec 2020	(10,575)	(3,364)	(13,939)
Centrally cleared	British American Tobacco PLC	700,000	EUR	753,280	(1.000)%	Quarterly	Dec 2020	(14,246)	(2,373)	(16,619)
Centrally cleared	Fortum Oyj	100,000	EUR	106,255	(1.000)%	Quarterly	Dec 2020	(1,697)	(234)	(1,931)
Centrally cleared	Koninklijke DSM N.V.	700,000	EUR	751,215	(1.000)%	Quarterly	Dec 2020	(20,963)	(1,138)	(22,101)
Centrally cleared	Pfizer, Inc.	800,000	USD	800,000	(1.000)%	Quarterly	Dec 2020	(21,686)	(1,150)	(22,836)
Centrally cleared	Reynolds American, Inc.	1,000,000	USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(27,087)	(3,592)	(30,679)
Centrally cleared	Reynolds American, Inc.	400,000	USD	$400,000	(1.000)%	Quarterly	Dec 2020	(11,018)	(1,254)	(12,272)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	(1.000)%	Quarterly	Dec 2020	(6,928)	(497)	(7,425)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	(1.000)%	Quarterly	Dec 2020	(3,470)	(56)	(3,526)
Centrally cleared	UnitedHealth Group, Inc.	500,000	USD	500,000	(1.000)%	Quarterly	Dec 2020	(12,814)	(2,757)	(15,571)
Centrally cleared	Veolia Environnment	300,000	EUR	323,420	(1.000)%	Quarterly	Dec 2020	(7,394)	1,506	(5,888)
				$8,228,295				($226,305)	($38,524)	($264,829)
				$20,657,373				$27,760	($150,816)	($123,056)

Credits default swaps — Seller

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Barclays Bank	People’s Republic of China	0.384%	200,000	USD	$200,000	1.000%	Quarterly	Mar 2019	($116)	$3,024	$2,908
BNP Paribas	Barclays Bank PLC	0.232%	100,000	EUR	110,630	1.000%	Quarterly	Jun 2017	—	462	462
BNP Paribas	Barclays Bank PLC	0.417%	1,300,000	EUR	1,438,190	1.000%	Quarterly	Jun 2017	(4,600)	9,813	5,213
BNP Paribas	The Royal Bank of Scotland PLC	0.460%	700,000	EUR	770,280	1.000%	Quarterly	Dec 2017	1,275	3,465	4,740
BNP Paribas	The Royal Bank of Scotland PLC	0.915%	300,000	EUR	329,325	1.000%	Quarterly	Dec 2021	(3,976.00)	5,881	1,905
Citi Bank N.A.	Federative Republic of Brazil	1.068%	700,000	USD	700,000	1.000%	Quarterly	Mar 2019	(11,696)	12,108	412
Citi Bank N.A.	Barclays Bank PLC	0.675%	800,000	EUR	890,480	1.000%	Quarterly	Jun 2021	—	13,518	13,518
Citi Bank N.A.	Shire Acquisitions Investments	0.154%	200,000	EUR	212,750	1.000%	Quarterly	Dec 2021	(7,271)	2,365	(4,906)
Credit Suisse	Federative Republic of Brazil	2.212%	200,000	USD	200,000	1.000%	Quarterly	Dec 2021	(12,325)	1,946	(10,379)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps — Seller (continued)

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Credit Suisse	Tesco PLC	1.819%	600,000	EUR	$646,260	1.000%	Quarterly	Jun 2022	($33,967.00)	$8,628	($25,339)
Goldman Sachs International	United Mexican States	0.789%	600,000	USD	600,000	1.000%	Quarterly	Sep 2019	2,634	1,739	4,373
HSBC Bank	United Mexican States	0.789%	400,000	USD	400,000	1.000%	Quarterly	Sep 2019	1,707	1,208	2,915
HSBC Bank	Federative Republic of Brazil	2.212%	500,000	USD	500,000	1.000%	Quarterly	Dec 2021	(31,855)	5,907	(25,948)
JP Morgan Chase Bank	People’s Republic of China	0.384%	900,000	USD	900,000	1.000%	Quarterly	Mar 2019	1,226	11,861	13,087
JP Morgan Chase Bank	The Royal Bank of Scotland PLC	0.915%	400,000	EUR	439,100	1.000%	Quarterly	Dec 2021	(5,503)	8,043	2,540
Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.384%	600,000	USD	600,000	1.000%	Quarterly	Mar 2019	350	8,374	8,724
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.231%	600,000	USD	600,000	1.000%	Quarterly	Sep 2019	(8,834)	6,551	(2,283)
Morgan Stanley Capital Services, Inc.	Barclays Bank PLC	0.675%	100,000	EUR	111,310	1.000%	Quarterly	Jun 2021	94	1,596	1,690
					$9,648,325				($112,857)	$106,489	($6,368)

Centrally cleared	Royal Dutch Shell PLC	1.175%	400,000	EUR	$422,140	1.000%	Quarterly	Dec 2026	($11,508)	$5,551	($5,957)
Centrally cleared	Tesco PLC	1.273%	1,700,000	EUR	1,818,715	1.000%	Quarterly	Dec 2020	(47,955)	32,953	(15,002)
					$2,240,855				($59,463)	$38,504	($20,959)
					$11,889,180				($172,320)	$144,993	($27,327)

Currency swaps

Counterparty	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	Floating rate equal to 3 Month CAD-LIBOR less 0.12600% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	8,600,000	6,564,871	($22,958)	($65,468)	($88,426)
Bank of America N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	9,100,000	11,112,010	1,820,313	(1,639,355)	180,958
Bank of America N.A.	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	1,800,000	1,921,320	13,860	(38,119)	(24,259)
Citibank N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	6,600,000	7,966,200	86,125	138,180	224,305
Citibank NA	Floating rate equal to 3 Month EURIBOR less 0.4250% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jun 2027	EUR	6,190,000	6,576,875	23,215	(79,402)	(56,187)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	6,241,771	640,000,000	(660,990)	577,369	(83,621)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	1,855,197	190,000,000	(198,403)	173,415	(24,988)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Currency swaps

Counterparty	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Deutsche Bank AG	Floating rate equal to 3 Month CHF-LIBOR less 0.7500% based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Quarterly	Jun 2019	CHF	6,200,000	6,182,997	$10,135	$17,170	$27,305
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Oct 2026	GBP	4,000,000	4,880,000	18,197	59,431	77,628
Goldman Sachs Bank USA	Floating rate equal to 3 Month CAD-LIBOR less 0.12600% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	29,500,000	22,238,975	(30,972)	7,712	(23,260)
Goldman Sachs Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	2,340,664	240,000,000	(247,871)	216,169	(31,702)
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	10,000,000	14,190,000	(1,462,496)	(317,649)	(1,780,145)
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	2,800,000	3,419,640	(10,921)	66,040	55,119
Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.7500% based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Quarterly	Jun 2019	CHF	10,200,000	10,242,357	(9,427)	54,349	44,922
Goldman Sachs Bank USA	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	900,000	960,660	8,055	(20,184)	(12,129)
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	8,600,000	10,501,460	182,314	(11,298)	171,016
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.05375% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Oct 2026	GBP	1,100,000	1,342,220	(3,080)	24,288	21,208
UBS AG Stamford	Floating rate equal to 3 Month EURIBOR less 0.4336% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2026	EUR	1,900,000	1,984,360	153,900	(148,238)	5,662
UBS AG Stamford	Floating rate equal to 3 Month EURIBOR less 0.4363% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2026	EUR	2,122,300	2	(2)	(2,931)	(2,933)
								($331,006)	($988,521)	($1,319,527)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Volatility swaps

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Deutsche Bank	EUR versus CHF	CHF	9,000	$9,251	Receive	at maturity	Dec 2016	8.50%	$30,414	$30,414
Deutsche Bank	EUR versus CHF	CHF	6,000	6,221	Receive	at maturity	Dec 2016	8.15%	17,929	17,929
Deutsche Bank	EUR versus CHF	CHF	9,000	9,251	Pay	at maturity	Dec 2016	10.30%	9,847	9,847
Deutsche Bank	EUR versus CHF	CHF	6,000	6,221	Pay	at maturity	Dec 2016	10.05%	5,655	5,655
				$30,944					$63,845	$63,845

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	U.S. Dollar
ZAR	South Africa Rand

Derivative abbreviations

BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Global Real Estate Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Australia – 6.0%
Dexus Property Group	56,551	$409,100
Goodman Group	195,191	1,129,014
Investa Office Fund	157,356	563,374
Mirvac Group	1,495,155	2,462,365
Scentre Group	787,073	2,630,325
The GPT Group	608,695	2,299,131
Vicinity Centres	369,507	818,326
Viva Energy REIT (L)	132,916	244,502
Westfield Corp. (I)	371,830	2,507,561
		13,063,698
Austria – 0.7%
BUWOG AG (I)	65,022	1,622,272
Immofinanz AG (I)(L)	140,000	0
		1,622,272
Canada – 1.8%
Chartwell Retirement Residences	159,761	1,884,848
First Capital Realty, Inc.	128,378	2,022,036
		3,906,884
France – 3.4%
Gecina SA (L)	14,607	1,858,452
Klepierre	82,985	3,082,153
Unibail-Rodamco SE	11,320	2,579,430
		7,520,035
Germany – 3.1%
alstria office REIT AG (I)	74,488	901,792
Deutsche Wohnen AG	70,247	2,410,890
LEG Immobilien AG (I)	17,101	1,408,317
TLG Immobilien AG	42,000	809,890
Vonovia SE	35,785	1,245,740
		6,776,629
Hong Kong – 6.8%
Cheung Kong Property Holdings, Ltd.	450,755	3,064,825
Hang Lung Properties, Ltd.	593,000	1,496,652
Hongkong Land Holdings, Ltd.	81,900	558,895
Hopewell Holdings, Ltd.	132,000	481,938
Hysan Development Company, Ltd.	195,000	909,196
Link REIT	365,256	2,518,631
Sino Land Company, Ltd.	175,727	305,858
Sun Hung Kai Properties, Ltd. (L)	289,381	4,227,881
Swire Properties, Ltd.	441,400	1,327,280
		14,891,156
Ireland – 0.8%
Green REIT PLC	438,307	627,975
Hibernia REIT PLC	902,240	1,156,683
		1,784,658
Japan – 11.2%
Advance Residence Investment Corp.	530	1,432,412
Daibiru Corp.	80,800	735,855
Frontier Real Estate Investment Corp.	343	1,563,572

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Global One Real Estate Investment Corp.	222	$823,308
Invesco Office J-REIT, Inc.	743	686,457
Japan Logistics Fund, Inc.	779	1,680,597
Japan Real Estate Investment Corp.	411	2,265,296
Mitsubishi Estate Company, Ltd.	255,000	4,971,515
Mitsui Fudosan Company, Ltd.	207,000	4,683,763
Mitsui Fudosan Logistics Park, Inc.	41	121,269
Mori Hills REIT Investment Corp.	1,093	1,501,473
Mori Trust Hotel REIT, Inc.	181	237,155
Mori Trust Sogo REIT, Inc.	1,095	1,795,053
Nippon Accommodations Fund, Inc.	43	186,179
NTT Urban Development Corp.	147,100	1,354,648
Sekisui House REIT, Inc.	300	408,200
		24,446,752
Malta – 0.0%
BGP Holdings PLC (I)	4,606,148	78,076
Netherlands – 0.6%
InterXion Holding NV (I)	34,166	1,329,057
Singapore – 2.5%
CapitaLand Mall Trust	350,900	492,843
CapitaLand, Ltd.	671,100	1,740,553
CDL Hospitality Trusts	353,000	356,302
City Developments, Ltd.	136,100	918,684
Frasers Logistics & Industrial Trust	1,039,200	722,655
Global Logistic Properties, Ltd.	277,200	525,591
Mapletree Commercial Trust	388,600	415,899
Mapletree Greater China Commercial Trust	436,000	306,339
		5,478,866
Spain – 0.5%
Merlin Properties Socimi SA	87,888	995,923
Sweden – 1.3%
Castellum AB	43,111	583,581
Fabege AB	48,869	823,253
Hufvudstaden AB, A Shares	84,622	1,312,716
		2,719,550
Switzerland – 0.6%
PSP Swiss Property AG	13,965	1,301,688
United Kingdom – 5.2%
Assura PLC	751,387	544,365
Capital & Counties Properties PLC	115,795	422,358
Great Portland Estates PLC	144,218	1,159,918
Hammerson PLC	162,157	1,183,872
Land Securities Group PLC	123,845	1,637,838
LondonMetric Property PLC	372,010	714,787
Safestore Holdings PLC	103,221	491,445
Segro PLC	255,055	1,562,096
St. Modwen Properties PLC	87,791	372,483
The British Land Company PLC	279,089	2,137,463
The UNITE Group PLC	130,376	1,010,483
		11,237,108
United States – 54.5%
Agree Realty Corp.	32,827	1,629,204
Alexandria Real Estate Equities, Inc.	41,840	4,991,930
American Homes 4 Rent, Class A	69,288	1,646,976
Apartment Investment & Management Company, Class A	89,946	4,185,187
AvalonBay Communities, Inc.	21,819	4,009,896
Boston Properties, Inc.	8,992	1,250,158
Brixmor Property Group, Inc.	115,980	2,706,973
Camden Property Trust	24,418	2,066,984
CoreSite Realty Corp.	11,140	1,003,380
COMMON STOCKS (continued)
United States (continued)
Corporate Office Properties Trust	73,627	$2,509,944
CubeSmart	78,903	2,150,107
DiamondRock Hospitality Company	174,791	1,899,978
DuPont Fabros Technology, Inc.	34,943	1,799,215
Empire State Realty Trust, Inc., Class A	94,552	2,062,179
Equity LifeStyle Properties, Inc.	19,339	1,539,771
Essex Property Trust, Inc.	23,312	5,471,326
Four Corners Property Trust, Inc.	54,186	1,201,845
Gaming and Leisure Properties, Inc.	33,097	1,059,104
GGP, Inc.	223,638	5,559,641
HCP, Inc.	131,943	4,326,411
Healthcare Trust of America, Inc., Class A	93,505	3,008,056
Hilton Worldwide Holdings, Inc.	164	9,381
Host Hotels & Resorts, Inc.	165,114	2,970,401
Hudson Pacific Properties, Inc.	108,084	3,953,713
Invitation Homes, Inc. (I)	65,001	1,416,372
Kimco Realty Corp.	75,988	1,842,709
LaSalle Hotel Properties	56,498	1,632,792
Lexington Realty Trust	80,281	895,936
Liberty Property Trust	29,197	1,151,530
Mid-America Apartment Communities, Inc.	21,613	2,220,303
Pennsylvania Real Estate Investment Trust	65,394	1,079,001
Piedmont Office Realty Trust, Inc., Class A	65,718	1,507,571
Prologis, Inc.	112,601	5,748,281
Public Storage	25,917	5,895,081
Retail Properties of America, Inc., Class A	123,860	1,908,683
Rexford Industrial Realty, Inc.	100,691	2,313,879
Sabra Health Care REIT, Inc.	49,546	1,347,651
Simon Property Group, Inc.	43,278	7,980,460
STORE Capital Corp.	40,437	1,007,286
Sunstone Hotel Investors, Inc.	117,655	1,735,411
Urban Edge Properties	66,657	1,848,399
VEREIT, Inc.	288,858	2,619,942
Vornado Realty Trust	57,359	6,302,033
Welltower, Inc.	78,299	5,510,684
		118,975,764
TOTAL COMMON STOCKS (Cost $184,656,763)		$216,128,116
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 0.8372% (W)(Y)	116,199	1,162,816
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,162,796)		$1,162,816
SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.4500% (Y)	881,098	881,098
TOTAL SHORT-TERM INVESTMENTS (Cost $881,098)		$881,098
Total Investments (Global Real Estate Fund) (Cost $186,700,657) – 100.0%		$218,172,030
Other assets and liabilities, net – 0.0%		89,650
TOTAL NET ASSETS – 100.0%		$218,261,680

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Class A (I)(R)	16,938	$167,517
Consumer staples – 1.9%
Food and staples retailing – 1.9%
CVS Health Corp.	2,997	241,498
Walgreens Boots Alliance, Inc.	45,486	3,929,081
		4,170,579
		4,170,579
Health care – 96.7%
Biotechnology – 36.7%
AbbVie, Inc.	27,223	1,683,470
ACADIA Pharmaceuticals, Inc. (I)	27,025	1,029,923
Acceleron Pharma, Inc. (I)	24,317	649,750
Acerta Pharma BV, Class B (I)(R)	4,892,850	368,921
Acorda Therapeutics, Inc. (I)	6,100	161,345
Advanced Accelerator Applications SA, ADR (I)	18,615	706,253
Aevi Genomic Medicine, Inc. (I)	12,100	56,749
Agios Pharmaceuticals, Inc. (I)	9,000	435,960
Aimmune Therapeutics, Inc. (I)	11,964	242,510
Alder Biopharmaceuticals, Inc. (I)	5,500	125,675
Alexion Pharmaceuticals, Inc. (I)	46,168	6,059,550
Alkermes PLC (I)	36,133	2,041,515
Alnylam Pharmaceuticals, Inc. (I)	17,000	877,880
Amgen, Inc.	22,300	3,936,619
Amicus Therapeutics, Inc. (I)	47,057	305,400
Aquinox Pharmaceuticals, Inc. (I)	27,846	481,179
Ardelyx, Inc. (I)	13,900	189,040
Array BioPharma, Inc. (I)	41,570	478,055
Audentes Therapeutics, Inc. (I)	8,096	125,569
Avexis, Inc. (I)	10,270	629,756
Axovant Sciences, Ltd. (I)	34,490	438,368
BeiGene, Ltd., ADR (I)	9,918	386,504
Bellicum Pharmaceuticals, Inc. (I)	9,158	112,918
Biogen, Inc. (I)	15,762	4,548,913
BioMarin Pharmaceutical, Inc. (I)	17,724	1,664,815
Bioverativ, Inc. (I)	8,981	467,730
Bluebird Bio, Inc. (I)	19,596	1,717,589
Blueprint Medicines Corp. (I)	6,143	216,111
Celgene Corp. (I)	13,089	1,616,622
Clovis Oncology, Inc. (I)	3,469	200,543
Coherus Biosciences, Inc. (I)	11,540	272,344
Corvus Pharmaceuticals, Inc. (I)	8,194	117,830
Dyax Corp. (I)	37,631	92,196
Editas Medicine, Inc. (I)	11,028	274,928
Exelixis, Inc. (I)	64,557	1,389,912
FibroGen, Inc. (I)	10,000	250,000
Gilead Sciences, Inc.	50,456	3,556,139
Immunomedics, Inc. (I)	15,300	76,500
Incyte Corp. (I)	50,675	6,744,843
Innate Pharma SA (I)	10,525	113,917
Insmed, Inc. (I)	78,600	1,252,098
Intercept Pharmaceuticals, Inc. (I)	1,300	165,867
Ionis Pharmaceuticals, Inc. (I)	8,100	403,137
Ironwood Pharmaceuticals, Inc. (I)	101,088	1,707,376
Juno Therapeutics, Inc. (I)	12,600	302,904
Kite Pharma, Inc. (I)	11,590	820,224
Ligand Pharmaceuticals, Inc. (I)	2,700	282,501
Merus NV (I)	6,400	155,968
Minerva Neurosciences, Inc. (I)	7,400	64,750
Neurocrine Biosciences, Inc. (I)	32,692	1,443,679
COMMON STOCKS (continued)
Biotechnology (continued)
Proteostasis Therapeutics, Inc. (I)	4,877	$70,960
Prothena Corp. PLC (I)	32,087	1,881,903
Puma Biotechnology, Inc. (I)	7,559	277,415
Radius Health, Inc. (I)	20,100	847,014
Regeneron Pharmaceuticals, Inc. (I)	12,485	4,663,148
Retrophin, Inc. (I)	7,800	165,906
Sage Therapeutics, Inc. (I)	22,150	1,492,910
Sarepta Therapeutics, Inc. (I)	5,200	161,772
Seattle Genetics, Inc. (I)	8,938	586,780
Seres Therapeutics, Inc. (I)	5,784	55,989
Shire PLC, ADR	19,141	3,458,779
Spark Therapeutics, Inc. (I)	23,504	1,499,085
TESARO, Inc. (I)	38,654	7,281,254
Ultragenyx Pharmaceutical, Inc. (I)	13,270	1,129,012
Vertex Pharmaceuticals, Inc. (I)	48,846	4,426,425
Xencor, Inc. (I)	18,533	460,545
		79,901,242
Health care equipment and supplies – 15.5%
Abbott Laboratories	8,600	387,688
Align Technology, Inc. (I)	5,700	585,732
Becton, Dickinson and Company	44,113	8,074,885
Danaher Corp.	15,300	1,308,915
DENTSPLY SIRONA, Inc.	10,320	655,526
DexCom, Inc. (I)	14,389	1,124,644
Endologix, Inc. (I)	14,600	96,506
GenMark Diagnostics, Inc. (I)	39,200	443,744
Hologic, Inc. (I)	53,400	2,166,972
Intuitive Surgical, Inc. (I)	8,382	6,177,534
K2M Group Holdings, Inc. (I)	12,224	245,091
Lantheus Holdings, Inc. (I)	58,633	750,502
Medtronic PLC	28,278	2,287,973
Oxford Immunotec Global PLC (I)	6,100	82,411
Stryker Corp.	31,400	4,036,784
Teleflex, Inc.	4,400	841,192
The Cooper Companies, Inc.	8,143	1,621,597
West Pharmaceutical Services, Inc.	16,600	1,369,002
Wright Medical Group NV (I)	53,972	1,504,739
		33,761,437
Health care providers and services – 23.4%
Acadia Healthcare Company, Inc. (I)	33,100	1,480,232
Aetna, Inc.	33,938	4,369,857
AmerisourceBergen Corp.	3,500	320,285
Anthem, Inc.	25,000	4,120,500
Centene Corp. (I)	56,069	3,952,865
Cigna Corp.	43,900	6,536,710
DaVita, Inc. (I)	31,000	2,151,710
Envision Healthcare Corp. (I)	16,952	1,186,640
Fresenius Medical Care AG & Company KGaA	7,647	636,228
HCA Holdings, Inc. (I)	41,508	3,621,158
Henry Schein, Inc. (I)	6,872	1,178,960
Humana, Inc.	28,545	6,030,131
McKesson Corp.	11,577	1,738,055
UnitedHealth Group, Inc.	67,600	11,179,688
Universal Health Services, Inc., Class B	13,803	1,733,657
WellCare Health Plans, Inc. (I)	6,100	861,320
		51,097,996
Health care technology – 0.8%
athenahealth, Inc. (I)	12,224	1,441,576
HMS Holdings Corp. (I)	12,100	225,423
		1,666,999

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 5.7%
Agilent Technologies, Inc.	84,934	$4,357,114
Bruker Corp.	30,634	739,811
Illumina, Inc. (I)	3,588	600,631
Mettler-Toledo International, Inc. (I)	2,200	1,047,684
Thermo Fisher Scientific, Inc.	36,200	5,708,016
		12,453,256
Pharmaceuticals – 14.6%
Achaogen, Inc. (I)	8,166	191,493
Allergan PLC	27,868	6,822,644
Astellas Pharma, Inc.	58,800	792,056
AstraZeneca PLC, ADR	78,900	2,308,614
Bristol-Myers Squibb Company	56,525	3,205,533
Catalent, Inc. (I)	3,664	105,157
Chugai Pharmaceutical Company, Ltd.	25,300	844,409
Dermira, Inc. (I)	5,894	198,569
Eisai Company, Ltd.	7,800	437,870
Eli Lilly & Company	31,698	2,624,911
Endo International PLC (I)	8,300	113,295
GW Pharmaceuticals PLC, ADR (I)	6,345	791,729
Intra-Cellular Therapies, Inc. (I)	5,200	67,860
Mallinckrodt PLC (I)	44,383	2,326,557
Merck & Company, Inc.	58,400	3,846,808
Mylan NV (I)	19,900	832,815
Nektar Therapeutics (I)	6,300	82,404
Pacira Pharmaceuticals, Inc. (I)	6,180	270,066
Roche Holding AG	3,767	916,904
RPI International Holdings LP (R)	3,456	407,470
Sanofi	14,624	1,261,437
Teva Pharmaceutical Industries, Ltd., ADR	42,200	1,477,844
TherapeuticsMD, Inc. (I)	161,600	1,014,848
WaVe Life Sciences, Ltd. (I)	2,900	87,290
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	14,100	751,671
		31,800,743
		210,681,673
Industrials – 0.0%
Commercial services and supplies – 0.0%
Healthcare Services Group, Inc.	2,211	91,491
TOTAL COMMON STOCKS (Cost $163,891,689)		$215,111,260
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
Jand, Inc., Series D (I)(R)	37,822	374,060
Health care – 0.4%
Biotechnology – 0.1%
Ardelyx, Inc. (I)	2,300	31,280
Ovid Therapeutics, Inc., Series B (I)(R)	14,542	58,895
		90,175
Pharmaceuticals – 0.3%
Allergan PLC, 5.500%	847	726,540
		816,715
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (I)(R)	63,738	301,481
TOTAL PREFERRED SECURITIES (Cost $1,574,135)		$1,492,256
CONVERTIBLE BONDS – 0.1%
Health care – 0.1%
Biotechnology – 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$273,000	$336,984
TOTAL CONVERTIBLE BONDS (Cost $273,000)		$336,984
RIGHTS – 0.0%
Wright Medical Group NV (Expiration Date: 01/02/2024) (I)(N)	10,400	15,704
TOTAL RIGHTS (Cost $26,000)		$15,704
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
T. Rowe Price Government Money Fund, 0.5166% (Y)	1,021	1,021
TOTAL SHORT-TERM INVESTMENTS (Cost $1,021)		$1,021
Total Investments (Health Sciences Fund) (Cost $165,765,845) – 99.5%		$216,957,225
Other assets and liabilities, net – 0.5%		1,008,777
TOTAL NET ASSETS – 100.0%		$217,966,002

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

High Yield Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Argentina – 0.5%
Republic of Argentina
5.625%, 01/26/2022 (S)	$	490,000	$494,900
6.875%, 04/22/2021 to 01/26/2027 (S)		1,170,000	1,202,696
7.500%, 04/22/2026 (S)		450,000	471,375
7.625%, 04/22/2046 (S)		250,000	251,750
			2,420,721
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	5,202,000	1,683,354
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	41,735
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	866,520
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,417,296)			$5,012,330
CORPORATE BONDS – 87.5%
Consumer discretionary – 19.7%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (S)	$	1,390,000	1,379,575

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Altice Financing SA
6.625%, 02/15/2023 (S)	$	2,240,000	$2,357,600
7.500%, 05/15/2026 (S)		810,000	869,738
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,785,458	2,796,165
Brinker International, Inc.
5.000%, 10/01/2024 (S)		790,000	776,175
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020		580,000	606,825
11.000%, 10/01/2021		1,605,000	1,755,469
CalAtlantic Group, Inc.
5.250%, 06/01/2026		1,240,000	1,241,550
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		970,000	1,033,050
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,443,180
CCO Holdings LLC
5.750%, 02/15/2026 (S)		885,000	946,950
CEC Entertainment, Inc.
8.000%, 02/15/2022		530,000	557,825
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		1,140,000	1,026,000
Charter Communications Operating LLC
4.908%, 07/23/2025		4,350,000	4,589,246
6.484%, 10/23/2045		1,030,000	1,197,433
CSC Holdings LLC
6.625%, 10/15/2025 (S)		1,430,000	1,580,150
10.125%, 01/15/2023 (S)		570,000	659,775
10.875%, 10/15/2025 (S)		1,200,000	1,446,000
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,592,825
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	1,110,200
6.750%, 06/01/2021		1,960,000	2,151,100
7.750%, 07/01/2026		2,930,000	3,442,750
Dollar Tree, Inc.
5.750%, 03/01/2023		1,150,000	1,216,125
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		750,000	756,563
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,213,800
6.750%, 03/15/2021 (S)		680,000	700,400
General Motors Company
6.600%, 04/01/2036		300,000	352,404
6.750%, 04/01/2046		130,000	157,961
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,240,000	2,021,600
GLP Capital LP
5.375%, 04/15/2026		1,430,000	1,496,138
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		700,000	734,125
Guitar Center, Inc.
6.500%, 04/15/2019 (S)		910,000	812,175
9.625%, 04/15/2020 (S)		2,370,000	1,724,175
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)		420,000	416,325
4.875%, 05/15/2026 (S)		380,000	376,200
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		2,548,719	974,885
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)		290,000	292,987
4.750%, 09/15/2026 (S)		660,000	651,750
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Jack Ohio Finance LLC
6.750%, 11/15/2021 (S)	$	2,110,000	$2,189,125
L Brands, Inc.
6.875%, 11/01/2035		550,000	528,688
Landry’s, Inc.
6.750%, 10/15/2024 (S)		1,890,000	1,965,600
Levi Strauss & Company
5.000%, 05/01/2025		1,260,000	1,286,775
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (S)		530,000	545,238
Marstons Issuer PLC (5.641% to 07/15/2019, then 3 month GBP LIBOR + 2.550%)
07/15/2035	GBP	380,000	424,652
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	$	900,000	870,750
MGM Growth Properties Operating Partnership LP
4.500%, 09/01/2026 (S)		760,000	739,100
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,348,950
6.625%, 12/15/2021		210,000	234,413
7.750%, 03/15/2022		1,180,000	1,377,650
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)		1,320,000	1,353,106
Monitronics International, Inc.
9.125%, 04/01/2020		823,000	818,885
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		1,800,000	1,849,500
4.750%, 12/15/2021 (S)		500,000	510,625
Neiman Marcus Group, Ltd. LLC
8.000%, 10/15/2021 (S)		1,590,000	997,725
Netflix, Inc.
5.500%, 02/15/2022		1,210,000	1,291,675
5.875%, 02/15/2025		1,020,000	1,106,700
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		836,000	860,035
6.000%, 04/01/2022 (S)		390,000	406,692
PulteGroup, Inc.
5.500%, 03/01/2026		960,000	996,000
Sally Holdings LLC
5.625%, 12/01/2025		1,190,000	1,210,825
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		2,630,000	2,796,200
Service Corp. International
5.375%, 05/15/2024		280,000	296,632
Shea Homes LP
5.875%, 04/01/2023 (S)		180,000	183,150
6.125%, 04/01/2025 (S)		2,080,000	2,116,400
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (S)		1,152,000	1,200,960
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,326,375
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	225,500
5.875%, 04/15/2023 (S)		970,000	1,020,925
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		600,000	612,000
5.125%, 11/15/2023		900,000	934,200
The Nielsen Company Luxembourg SARL
5.000%, 02/01/2025 (S)		770,000	773,850
The ServiceMaster Company LLC
5.125%, 11/15/2024 (S)		1,210,000	1,231,175

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The William Carter Company
5.250%, 08/15/2021	$	1,035,000	$1,069,930
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,313,407
Viacom, Inc.
3.450%, 10/04/2026		1,400,000	1,340,114
4.375%, 03/15/2043		1,650,000	1,448,664
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,636,250
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	420,763
6.000%, 10/15/2024 (S)		2,160,000	2,270,700
6.375%, 04/15/2023 (S)		1,640,000	1,722,000
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)		450,000	461,201
Vista Outdoor, Inc.
5.875%, 10/01/2023 (L)		1,070,000	1,061,975
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,250,000	1,309,375
ZF North America Capital, Inc.
4.500%, 04/29/2022 (S)		300,000	311,250
4.750%, 04/29/2025 (S)		1,260,000	1,297,800
			99,750,997
Consumer staples – 5.0%
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/2024 (S)		1,230,000	1,251,525
Alliance One International, Inc.
8.500%, 04/15/2021 (S)		560,000	575,400
9.875%, 07/15/2021 (L)		1,880,000	1,626,200
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,630,000	1,577,025
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,870,600
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	918,050
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	540,108
7.500%, 07/08/2026		720,000	1,058,729
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	$	1,070,000	1,160,950
FAGE International SA
5.625%, 08/15/2026 (S)		840,000	863,100
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)		1,170,000	1,507,709
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)		1,470,000	1,495,725
4.875%, 11/01/2026 (S)		1,200,000	1,218,600
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		1,440,000	1,479,600
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		1,560,000	1,502,475
5.500%, 03/01/2025 (S)		780,000	795,600
5.750%, 03/01/2027 (S)		1,120,000	1,133,306
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		2,380,000	2,504,950
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,420,000	1,511,732
6.125%, 12/15/2024		910,000	968,331
			25,559,715
Energy – 13.7%
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)		2,840,000	1,732,400
CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company LLC (continued)
6.750%, 11/01/2020 (H)	$	1,910,000	$1,165,100
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,340,000	1,363,450
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (S)		1,490,000	1,724,675
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (L)		1,240,000	1,255,500
CGG SA
6.500%, 06/01/2021		2,290,000	1,093,475
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025 (S)		1,860,000	1,971,600
Chesapeake Energy Corp.
5.375%, 06/15/2021		460,000	423,200
5.750%, 03/15/2023		990,000	903,375
6.125%, 02/15/2021 (L)		340,000	328,950
6.625%, 08/15/2020 (L)		930,000	925,350
6.875%, 11/15/2020		220,000	217,800
8.000%, 01/15/2025 (S)		550,000	546,563
Concho Resources, Inc.
5.500%, 04/01/2023		1,200,000	1,242,000
Continental Resources, Inc.
4.500%, 04/15/2023		260,000	254,636
4.900%, 06/01/2044		1,120,000	982,800
Crestwood Midstream Partners LP
6.125%, 03/01/2022		2,000,000	2,067,500
CrownRock LP
7.750%, 02/15/2023 (S)		1,000,000	1,077,500
DCP Midstream LLC
6.750%, 09/15/2037 (S)		1,000,000	1,060,000
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)		450,000	451,125
5.375%, 05/31/2025 (S)		450,000	465,750
Ensco PLC
5.750%, 10/01/2044		1,010,000	787,800
EP Energy LLC
6.375%, 06/15/2023 (L)		1,540,000	1,282,050
7.750%, 09/01/2022		420,000	365,400
8.000%, 02/15/2025 (S)		700,000	682,500
9.375%, 05/01/2020		990,000	967,725
EV Energy Partners LP
8.000%, 04/15/2019 (L)		550,000	441,375
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (S)		970,000	1,033,050
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)		510,000	507,450
6.375%, 05/15/2025 (S)		390,000	391,950
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)		1,260,000	1,215,900
MEG Energy Corp.
6.375%, 01/30/2023 (S)		140,000	124,250
6.500%, 03/15/2021 to 01/15/2025 (S)		750,000	740,775
7.000%, 03/31/2024 (S)		1,050,000	945,000
Murray Energy Corp.
11.250%, 04/15/2021 (S)		1,420,000	1,114,700
NGL Energy Partners LP
5.125%, 07/15/2019		1,440,000	1,443,600
6.875%, 10/15/2021		1,050,000	1,080,844
7.500%, 11/01/2023 (S)		1,570,000	1,652,425
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)		90,000	93,263
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)		160,000	163,200
Parsley Energy LLC
6.250%, 06/01/2024 (S)		490,000	515,725

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
6.850%, 06/05/2115	$	920,000	$798,100
Pride International, Inc.
7.875%, 08/15/2040		760,000	706,800
QEP Resources, Inc.
5.250%, 05/01/2023		670,000	659,950
6.875%, 03/01/2021		820,000	867,150
Range Resources Corp.
4.875%, 05/15/2025		300,000	284,250
5.000%, 03/15/2023 (S)		410,000	397,188
Rice Energy, Inc.
6.250%, 05/01/2022		1,780,000	1,815,600
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		1,000,000	1,055,000
6.875%, 04/15/2040 (S)		2,390,000	2,545,350
Rose Rock Midstream LP
5.625%, 11/15/2023		1,700,000	1,657,500
RSP Permian, Inc.
5.250%, 01/15/2025 (S)		1,980,000	2,029,500
6.625%, 10/01/2022		170,000	179,775
Sanchez Energy Corp.
7.750%, 06/15/2021		1,530,000	1,568,250
Shelf Drilling Holdings, Ltd.
9.500%, 11/02/2020 (S)		1,623,283	1,542,119
Summit Midstream Holdings LLC
5.500%, 08/15/2022		250,000	253,125
Targa Resources Partners LP
4.250%, 11/15/2023		1,320,000	1,310,100
5.125%, 02/01/2025 (S)		610,000	634,400
5.250%, 05/01/2023		900,000	929,250
5.375%, 02/01/2027 (S)		640,000	670,400
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		1,380,000	1,435,200
Tesoro Logistics LP
5.250%, 01/15/2025		140,000	147,525
5.500%, 10/15/2019		460,000	487,600
6.125%, 10/15/2021		130,000	135,688
6.375%, 05/01/2024		360,000	391,349
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	588,000
4.550%, 06/24/2024		280,000	284,200
5.750%, 06/24/2044		1,000,000	1,010,000
7.500%, 01/15/2031		1,840,000	2,164,300
8.750%, 03/15/2032		510,000	654,713
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (S)		2,030,000	2,090,900
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	276,887
WPX Energy, Inc.
6.000%, 01/15/2022	$	210,000	214,988
8.250%, 08/01/2023		2,400,000	2,697,000
			69,283,888
Financials – 6.9%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	559,625
8.000%, 11/01/2031		480,000	590,400
American Greetings Corp.
7.875%, 02/15/2025 (S)		1,690,000	1,772,388
Bank of America Corp. (6.500% to 10/23/2024, then 3 month LIBOR + 4.174%)
10/23/2024 (Q)		1,140,000	1,245,085
Barclays Bank PLC
7.625%, 11/21/2022		200,000	214,840
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (7.375% to 08/19/2025, then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	$	550,000	$560,175
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		3,140,000	3,329,993
5.375%, 05/15/2020		630,000	674,100
5.500%, 02/15/2019 (S)		230,000	242,220
Citigroup, Inc. (5.950% to 05/15/2025, then 3 month LIBOR + 3.905%)
05/15/2025 (Q)		920,000	959,100
Citigroup, Inc. (6.300% to 05/15/2024, then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		2,090,000	2,207,563
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	477,250
5.250%, 05/30/2025		1,790,000	1,843,700
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		910,000	420,875
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	357,353
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%)
12/23/2025 (Q)(S)		1,000,000	1,068,850
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024 (S)		1,240,000	1,286,500
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		825,000	831,188
FirstCash, Inc.
6.750%, 04/01/2021		980,000	1,029,000
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,367,647
Genworth Holdings, Inc.
4.900%, 08/15/2023	$	750,000	641,250
7.700%, 06/15/2020		1,300,000	1,295,125
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		570,000	584,250
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)		1,430,000	1,465,750
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,177,400
Navient Corp.
5.875%, 10/25/2024		1,530,000	1,443,938
6.625%, 07/26/2021		720,000	750,600
8.000%, 03/25/2020		1,400,000	1,518,819
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,580,000	1,556,300
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		870,000	919,155
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	949,866
TMX Finance LLC
8.500%, 09/15/2018 (S)		1,760,000	1,650,000
			34,990,305
Health care – 6.4%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	1,022,900
BioScrip, Inc.
8.875%, 02/15/2021		1,601,000	1,288,805

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	$	2,830,000	$2,918,938
DaVita, Inc.
5.000%, 05/01/2025		1,260,000	1,267,799
5.125%, 07/15/2024		80,000	81,650
5.750%, 08/15/2022		320,000	333,600
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,000,000	1,770,000
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)		1,000,000	1,070,000
HCA, Inc.
4.500%, 02/15/2027		750,000	748,125
5.250%, 04/15/2025 to 06/15/2026		720,000	762,600
5.875%, 02/15/2026		2,540,000	2,721,610
7.500%, 02/15/2022		440,000	507,650
IASIS Healthcare LLC
8.375%, 05/15/2019		1,800,000	1,759,500
Immucor, Inc.
11.125%, 08/15/2019 (L)		170,000	162,350
Mallinckrodt International Finance SA
3.500%, 04/15/2018 (L)		310,000	310,775
4.750%, 04/15/2023		139,000	123,710
5.500%, 04/15/2025 (S)		10,000	9,300
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)		2,000,000	2,155,000
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	910,182
Tenet Healthcare Corp.
6.750%, 06/15/2023 (L)	$	2,020,000	2,002,325
7.500%, 01/01/2022 (S)		770,000	833,525
8.125%, 04/01/2022		715,000	750,750
Universal Hospital Services, Inc.
7.625%, 08/15/2020		2,090,000	2,103,063
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)		330,000	295,763
5.500%, 03/01/2023 (S)		1,760,000	1,419,000
5.625%, 12/01/2021 (S)		2,060,000	1,735,550
5.875%, 05/15/2023 (S)		2,720,000	2,187,900
6.125%, 04/15/2025 (S)		390,000	312,975
6.375%, 10/15/2020 (S)		190,000	172,900
7.000%, 10/01/2020 (S)		690,000	643,425
			32,381,670
Industrials – 12.3%
ACCO Brands Corp.
5.250%, 12/15/2024 (S)		920,000	931,500
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	42,333
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)		220,000	204,600
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)		2,360,000	2,401,300
American Airlines 2013-2 Class B Pass Through Trust
5.600%, 01/15/2022 (S)		1,475,023	1,530,336
American Builders & Contractors Supply Company, Inc.
5.625%, 04/15/2021 (S)		1,010,000	1,040,300
5.750%, 12/15/2023 (S)		1,360,000	1,428,000
Arconic, Inc.
5.125%, 10/01/2024		993,000	1,025,273
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	540,600
6.500%, 07/15/2022 (S)		500,000	522,952
CORPORATE BONDS (continued)
Industrials (continued)
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	$	1,470,000	$1,466,325
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		470,000	481,163
CBC Ammo LLC
7.250%, 11/15/2021 (S)		2,570,000	2,537,875
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 05/01/2022		10,995	11,146
Continental Airlines 2009-2 Class B Pass Through Trust
9.250%, 11/10/2018		17,887	18,066
Delta Air Lines 2007-1 Class B Pass Through Trust
8.021%, 02/10/2024		885,394	1,000,495
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	894,128
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	$	2,200,000	1,996,500
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		702,000	722,183
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	325,550
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)		1,380,000	1,500,750
H&E Equipment Services, Inc.
7.000%, 09/01/2022		2,300,000	2,420,750
International Lease Finance Corp.
8.250%, 12/15/2020		2,450,000	2,919,494
8.625%, 01/15/2022		2,470,000	3,058,082
LMI Aerospace, Inc.
7.375%, 07/15/2019		883,000	899,556
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)		2,384,176	2,324,572
Michael Baker International LLC
8.250%, 10/15/2018 (S)		300,000	303,000
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,629,675
Neovia Logistics Intermediate Holdings LLC, PIK
10.750%, 02/15/2018 (S)		1,697,854	1,256,412
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,000,000	1,007,500
Park Aerospace Holdings, Ltd.
5.250%, 08/15/2022 (S)		1,500,000	1,563,750
5.500%, 02/15/2024 (S)		2,750,000	2,874,300
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)		960,000	1,052,400
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (S)		1,200,000	1,234,500
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		700,000	617,750
Standard Industries, Inc.
5.125%, 02/15/2021 (S)		510,000	531,675
5.500%, 02/15/2023 (S)		210,000	218,400
Terex Corp.
5.625%, 02/01/2025 (S)		1,420,000	1,451,950
The ADT Corp.
3.500%, 07/15/2022		320,000	303,600
4.125%, 06/15/2023		190,000	182,875
6.250%, 10/15/2021		660,000	720,225
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)		2,900,000	580,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2013-1 Class B Pass Through Trust
5.375%, 02/15/2023	$	2,159,823	$2,257,015
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027		3,730,000	3,883,434
5.750%, 11/15/2024		510,000	540,600
US Airways 2012-2 Class B Pass Through Trust
6.750%, 12/03/2022		1,390,211	1,511,855
West Corp.
5.375%, 07/15/2022 (S)		2,590,000	2,487,695
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)		1,020,000	1,071,000
6.500%, 06/15/2022 (S)		1,410,000	1,480,500
			62,003,940
Information technology – 1.3%
CDW LLC
5.000%, 09/01/2025		960,000	972,000
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)		1,000,000	1,057,924
7.125%, 06/15/2024 (S)		750,000	828,664
First Data Corp.
5.000%, 01/15/2024 (S)		1,810,000	1,848,426
7.000%, 12/01/2023 (S)		20,000	21,500
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		930,000	916,050
Match Group, Inc.
6.375%, 06/01/2024		710,000	766,800
			6,411,364
Materials – 10.3%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)		690,000	750,375
7.000%, 09/30/2026 (S)		1,530,000	1,679,175
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)		1,230,000	1,261,050
4.875%, 05/14/2025 (S)		810,000	840,375
ArcelorMittal
6.125%, 06/01/2025 (L)		1,490,000	1,674,388
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)		600,000	609,750
6.000%, 02/15/2025 (S)		3,120,000	3,205,800
7.250%, 05/15/2024 (S)		1,270,000	1,384,300
Axalta Coating Systems LLC
4.875%, 08/15/2024 (S)		990,000	1,009,800
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		1,040,000	1,089,400
BHP Billiton Finance USA, Ltd. (6.750% to 10/19/2025, then 5 Year U.S. Swap Rate + 5.093%)
10/19/2075 (S)		1,060,000	1,211,580
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,540,000	1,670,900
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	576,100
6.125%, 05/05/2025 (S)		550,000	580,250
Crown Americas LLC
4.250%, 09/30/2026 (S)		640,000	616,800
Eagle Materials, Inc.
4.500%, 08/01/2026		380,000	378,100
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,250,000	1,320,313
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (S)		940,000	961,150
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	$	1,090,000	$1,010,866
5.450%, 03/15/2043		350,000	299,250
6.625%, 05/01/2021 (S)		650,000	663,000
6.750%, 02/01/2022 (S)		430,000	447,200
6.875%, 02/15/2023 (S)		1,950,000	2,057,250
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,380,000	2,106,300
Hexion US Finance Corp.
9.000%, 11/15/2020		200,000	159,500
HIG BBC Intermediate Holdings LLC, PIK
11.250%, 09/15/2018 (S)		925,062	899,623
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (S)		690,000	736,575
7.625%, 01/15/2025 (S)		1,620,000	1,769,850
Kissner Holdings LP
8.375%, 12/01/2022 (S)		1,160,000	1,200,600
Mercer International, Inc.
6.500%, 02/01/2024 (S)		1,260,000	1,285,200
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		2,025,951	44,917
Novelis Corp.
5.875%, 09/30/2026 (S)		920,000	946,450
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	8,750
Pactiv LLC
7.950%, 12/15/2025		1,710,000	1,855,350
8.375%, 04/15/2027		1,360,000	1,496,000
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)		940,000	974,075
7.000%, 07/15/2024 (S)		3,000,000	3,226,875
Steel Dynamics, Inc.
5.000%, 12/15/2026 (S)		853,000	880,723
Teck Resources, Ltd.
3.000%, 03/01/2019		700,000	716,940
4.750%, 01/15/2022		1,020,000	1,059,525
6.250%, 07/15/2041		1,440,000	1,494,000
8.000%, 06/01/2021 (S)		1,970,000	2,189,163
The Scotts Miracle-Gro Company
5.250%, 12/15/2026 (S)		560,000	571,900
U.S. Concrete, Inc.
6.375%, 06/01/2024 (S)		1,000,000	1,057,500
6.375%, 06/01/2024		750,000	793,125
Valvoline, Inc.
5.500%, 07/15/2024 (S)		1,300,000	1,371,500
			52,141,613
Real estate – 1.5%
Care Capital Properties LP
5.125%, 08/15/2026		580,000	567,775
Communications Sales & Leasing, Inc.
6.000%, 04/15/2023 (S)		350,000	367,500
8.250%, 10/15/2023		80,000	86,700
CoreCivic, Inc.
4.125%, 04/01/2020 (L)		180,000	184,500
4.625%, 05/01/2023		270,000	270,675
5.000%, 10/15/2022		870,000	887,400
CTR Partnership LP
5.875%, 06/01/2021		1,500,000	1,541,250
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		1,310,000	1,427,900

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	$	1,140,000	$1,197,331
The GEO Group, Inc.
5.125%, 04/01/2023		10,000	10,025
5.875%, 10/15/2024		1,170,000	1,205,100
			7,746,156
Telecommunication services – 9.0%
CenturyLink, Inc.
5.625%, 04/01/2025		740,000	719,650
6.450%, 06/15/2021		990,000	1,054,974
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,310,000	2,402,400
Frontier Communications Corp.
10.500%, 09/15/2022		380,000	395,675
11.000%, 09/15/2025		1,940,000	1,949,700
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,980,000	1,640,925
7.250%, 10/15/2020 (L)		550,000	508,750
8.000%, 02/15/2024 (S)		2,210,000	2,392,325
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)		880,000	891,000
5.625%, 02/01/2023		430,000	443,975
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (H)(S)		2,260,000	757,100
SFR Group SA
6.250%, 05/15/2024 (S)		1,620,000	1,644,284
7.375%, 05/01/2026 (S)		3,570,000	3,699,413
Sprint Capital Corp.
8.750%, 03/15/2032		4,504,000	5,404,800
Sprint Communications, Inc.
11.500%, 11/15/2021		1,811,000	2,279,596
Sprint Corp.
7.250%, 09/15/2021		1,310,000	1,427,900
7.625%, 02/15/2025 (L)		440,000	490,600
7.875%, 09/15/2023		6,820,000	7,587,251
T-Mobile USA, Inc.
6.500%, 01/15/2026		2,230,000	2,450,213
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,521,000	1,547,618
Windstream Services LLC
7.500%, 04/01/2023 (L)		2,510,000	2,409,349
7.750%, 10/15/2020 to 10/01/2021 (L)		1,190,000	1,222,232
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)		2,180,000	2,207,250
			45,526,980
Utilities – 1.4%
Miran Mid-Atlantic Series C Pass Through Trust
10.060%, 12/30/2028		1,948,589	1,739,116
NRG Energy, Inc.
6.625%, 01/15/2027 (S)		320,000	314,400
7.250%, 05/15/2026		70,000	72,013
NRG REMA LLC
9.237%, 07/02/2017		53,251	44,731
9.681%, 07/02/2026		4,790,000	3,257,200
Red Oak Power LLC
9.200%, 11/30/2029		720,000	741,600
Suburban Propane Partners LP
5.875%, 03/01/2027		720,000	721,800
			6,890,860
TOTAL CORPORATE BONDS (Cost $440,050,476)			$442,687,488
CONVERTIBLE BONDS – 0.8%
Consumer discretionary – 0.1%
Liberty Media Corp.-Liberty Formula One
1.000%, 01/30/2023 (S)	$	400,000	$416,500
Energy – 0.3%
Chesapeake Energy Corp.
5.500%, 09/15/2026 (S)		790,000	777,163
Whiting Petroleum Corp.
1.250%, 04/01/2020		870,000	775,388
			1,552,551
Information technology – 0.4%
Akamai Technologies, Inc.
0.000% 02/15/2019		480,000	483,000
Finisar Corp.
0.500%, 12/15/2036 (S)		340,000	358,700
Microchip Technology, Inc.
1.625%, 02/15/2027 (S)		580,000	585,438
2.250%, 02/15/2037 (S)		390,000	392,925
WebMD Health Corp.
2.625%, 06/15/2023 (S)		280,000	266,700
			2,086,763
Materials – 0.0%
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (H)(S)		2,399,515	167,966
TOTAL CONVERTIBLE BONDS (Cost $6,453,904)			$4,223,780
TERM LOANS (M) – 4.5%
Consumer discretionary – 1.7%
CWGS Group LLC
4.523%, 11/08/2023		2,310,000	2,327,325
Equinox Holdings, Inc.
11.250%, 07/31/2020		2,340,000	2,357,550
MediArena Acquisition BV
10.000%, 08/13/2022		2,950,000	2,175,605
Spencer Gifts LLC
9.250%, 06/29/2022		1,440,000	1,152,000
TOMS Shoes LLC
6.550%, 10/28/2020		1,179,000	789,341
			8,801,821
Energy – 1.6%
Chesapeake Energy Corp.
8.553%, 08/23/2021		840,000	907,200
Eastern Power LLC
5.000%, 10/02/2021		1,407,701	1,420,243
Hercules Offshore, Inc.
10.500%, 05/06/2020 (H)		1,495,850	1,295,870
Magnum Hunter Resources Corp.
8.000%, 05/06/2019		425,223	425,223
Murray Energy Corp.
8.250%, 04/16/2020		831,198	818,780
Panda Temple Power II LLC
7.250%, 04/03/2019		555,789	498,821
Panda Temple Power LLC
7.250%, 03/04/2022		1,611,300	1,377,662
Westmoreland Coal Company
7.500%, 12/16/2020		1,158,359	1,062,795
			7,806,594
Health care – 0.9%
Immucor, Inc.
5.000%, 08/17/2018		850,980	839,985
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022		1,036,762	1,036,762

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
Radnet Management, Inc.
8.000%, 03/25/2021	$	2,650,667	$2,657,293
			4,534,040
Information technology – 0.2%
Ancestry.com Operations, Inc.
9.250%, 10/19/2024		1,150,000	1,174,921
Materials – 0.1%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)		801,900	284,009
TOTAL TERM LOANS (Cost $24,545,401)			$22,601,385
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Commercial and residential – 0.4%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank), Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)		1,400,000	759,752
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.618%, 08/15/2048 (P)(S)		1,100,000	727,085
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%, 05/15/2048 (S)		1,200,000	630,658
			2,117,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,462,379)			$2,117,495
COMMON STOCKS – 2.2%
Consumer discretionary – 0.4%
Bossier Casino Venture Holdco, Inc. (I)(S)		163,507	1,705,378
New Cotai LLC (I)		11	289,875
Red Rock Resorts, Inc., Class A		4,386	96,360
			2,091,613
Energy – 1.8%
Hercules Offshore, Inc. (I)		120,022	135,625
KCAD Holdings I, Ltd. (I)		752,218,031	5,942,522
Magnum Hunter Resources Corp. (I)		224,611	2,403,338
MWO Holdings LLC (I)		1,134	385,923
			8,867,408
Industrials – 0.0%
Jack Cooper Holdings Corp. (I)		2,163	0
Tricer Holdco SCA (I)		79,355	138,078
			138,078
Materials – 0.0%
Mirabela Nickel, Ltd. (I)		5,975,613	5
TOTAL COMMON STOCKS (Cost $22,489,753)			$11,097,104
PREFERRED SECURITIES – 1.7%
Energy – 0.7%
Berry Petroleum Company LLC (I)		204,426	2,044,260
Sanchez Energy Corp., 6.500%		35,350	1,450,057
			3,494,317
Financials – 0.6%
GMAC Capital Trust I, 6.691% (P)		125,100	3,217,572
Health care – 0.3%
Allergan PLC, 5.500%		1,694	1,453,079
Industrials – 0.1%
Tricer Holdco SCA (I)		35,269,200	352,692
PREFERRED SECURITIES (continued)
Materials – 0.0%
Berry Plastics Group, Inc. (I)		3,062	$30,620
TOTAL PREFERRED SECURITIES (Cost $10,815,591)			$8,548,280
ESCROW CERTIFICATES – 0.0%
Health care – 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020(I)	$	4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)			$1,134
PURCHASED OPTIONS – 0.0%
Put options – 0.0%
Over the Counter Option on 5-Year Credit Default Swap on CDX.NA.HY.27 (Expiration Date: 04/19/2017; Strike Price: $106.00; Counterparty: Credit Suisse Securities (USA) LLC (I)		16,820,100	53,608
TOTAL PURCHASED OPTIONS (Cost $107,649)			$53,608
SECURITIES LENDING COLLATERAL – 2.9%
John Hancock Collateral Trust, 0.8372% (W)(Y)		1,469,099	14,701,422
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,701,577)			$14,701,422
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.4134% (Y)		4,267,740	4,267,740
TOTAL SHORT-TERM INVESTMENTS (Cost $4,267,740)			$4,267,740
Total Investments (High Yield Fund) (Cost $531,311,766) – 101.9%			$515,311,766
Other assets and liabilities, net – (1.9%)			(9,620,481)
TOTAL NET ASSETS – 100.0%			$505,691,285

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Securty Abbreviations and Legend

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing – Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $243,969,271 or 48.2% of the fund’s net assets as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

Securty Abbreviations and Legend (continued)
(W)	The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Jun 2017	$20,812,669	$20,833,453	$20,784
						$20,784

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	5,113,066	USD	5,455,938	Citibank N.A.	4/20/2017	—	($26,925)	($26,925)
USD	2,543,362	GBP	2,079,388	Citibank N.A.	4/20/2017	—	(39,948)	(39,948)
						—	($66,873)	($66,873)

WRITTEN OPTIONS

Credit default swaptions

Description	Counterparty	Index	Buy/sell protection	Exercise price	Expiration date	Notional amount		Premium	Value
Puts
5-Year Credit Default Swap	Credit Suisse Security (USA) LLC	CDX.NA.HY.27	Buy	104.50	Apr 2017	USD	33,640,200	$104,285	($47,163)
								$104,285	($47,163)

Derivatives currency abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

International Growth Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 93.2%
Australia – 4.0%
Amcor, Ltd.	1,767,116	$19,019,876
Brambles, Ltd.	804,226	5,740,225
CSL, Ltd.	122,359	11,050,765
		35,810,866
Brazil – 3.7%
Banco Bradesco SA, ADR	608,305	6,429,784
BM&F Bovespa SA	2,809,440	17,116,284
Cielo SA	1,091,800	9,532,954
		33,079,022
Canada – 8.8%
Canadian National Railway Company	127,455	8,862,930
Cenovus Energy, Inc.	550,738	6,966,118
CGI Group, Inc., Class A (I)	422,711	19,432,867
Fairfax Financial Holdings, Ltd.	22,279	10,030,750
Great-West Lifeco, Inc.	283,139	7,725,461
PrairieSky Royalty, Ltd.	313,093	7,321,690
Suncor Energy, Inc.	585,825	18,238,115
		78,577,931
China – 0.9%
Baidu, Inc., ADR (I)	45,338	7,894,706

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark – 2.2%
Carlsberg A/S, B Shares	188,593	$16,553,290
Novo Nordisk A/S, B Shares	77,641	2,749,030
		19,302,320
France – 4.9%
Essilor International SA	60,117	6,901,247
Pernod Ricard SA	41,474	4,746,487
Publicis Groupe SA	307,596	20,752,562
Schneider Electric SE	172,701	11,701,426
		44,101,722
Germany – 9.7%
Allianz SE	99,337	17,301,267
Deutsche Boerse AG	246,282	20,903,887
Deutsche Post AG	322,719	11,060,014
ProSiebenSat.1 Media SE	360,365	14,435,046
SAP SE	244,530	22,778,555
		86,478,769
Hong Kong – 4.3%
CK Hutchison Holdings, Ltd.	1,822,372	22,509,281
Galaxy Entertainment Group, Ltd.	3,298,910	15,790,578
		38,299,859

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel – 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	501,852	$17,574,857
Italy – 0.5%
Intesa Sanpaolo SpA	1,966,590	4,578,994
Japan – 7.2%
FANUC Corp.	47,588	9,346,046
Japan Tobacco, Inc.	482,800	16,152,186
Kao Corp.	139,400	7,200,681
Keyence Corp.	15,446	5,972,685
Komatsu, Ltd.	384,017	9,231,314
Yahoo Japan Corp.	3,620,700	16,809,631
		64,712,543
Mexico – 3.0%
Fomento Economico Mexicano SAB de CV, ADR	221,399	17,831,475
Grupo Televisa SAB, ADR	338,891	8,645,109
		26,476,584
Netherlands – 2.3%
Royal Dutch Shell PLC, B Shares	382,104	10,343,009
Wolters Kluwer NV	241,527	9,899,347
		20,242,356
Singapore – 1.0%
United Overseas Bank, Ltd.	559,534	8,573,447
South Korea – 2.0%
NAVER Corp.	16,579	11,366,659
Samsung Electronics Company, Ltd.	3,883	6,598,901
		17,965,560
Spain – 1.4%
Amadeus IT Group SA	273,377	12,695,864
Sweden – 3.1%
Getinge AB, B Shares	415,925	7,049,457
Investor AB, B Shares	421,512	16,692,071
Telefonaktiebolaget LM Ericsson, B Shares	668,665	4,338,533
		28,080,061
Switzerland – 6.8%
Cie Financiere Richemont SA	134,502	9,907,308
Julius Baer Group, Ltd. (I)	290,438	14,204,662
Novartis AG	79,742	6,227,205
Roche Holding AG	65,486	15,939,588
UBS Group AG	928,157	14,308,324
		60,587,087
Taiwan – 2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	3,277,000	20,076,659
Thailand – 1.6%
Kasikornbank PCL, NVDR	2,682,100	14,677,286
Turkey – 0.9%
Akbank TAS	3,494,849	8,326,529
United Kingdom – 18.2%
Aberdeen Asset Management PLC	1,764,223	6,058,850
British American Tobacco PLC	300,498	18,980,801
Compass Group PLC	855,985	15,902,444
Informa PLC	1,294,685	10,773,393
Kingfisher PLC	888,227	3,622,973
Lloyds Banking Group PLC	12,572,865	10,718,527
Next PLC	167,421	7,954,052
RELX PLC	1,285,697	24,012,617
Sky PLC	1,816,689	22,489,550
Smith & Nephew PLC	568,942	8,543,350
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever NV	280,298	13,268,785
WPP PLC	861,647	20,271,441
		162,596,783
United States – 2.4%
Broadcom, Ltd.	102,106	21,537,219
TOTAL COMMON STOCKS (Cost $711,939,530)		$832,247,024
SHORT-TERM INVESTMENTS – 6.3%
Money market funds – 6.3%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.4500% (Y)	56,604,194	56,604,194
TOTAL SHORT-TERM INVESTMENTS (Cost $56,604,194)		$56,604,194
Total Investments (International Growth Stock Fund) (Cost $768,543,724) – 99.5%		$888,851,218
Other assets and liabilities, net – 0.5%		4,248,652
TOTAL NET ASSETS – 100.0%		$893,099,870

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 95.2%
Belgium – 2.0%
Barco NV	97,660	$8,757,852
Ontex Group NV	114,540	3,515,140
		12,272,992
Brazil – 1.5%
Grendene SA	516,200	3,313,601
M Dias Branco SA	131,800	5,848,049
		9,161,650
Canada – 8.7%
Badger Daylighting, Ltd. (L)	412,400	10,280,503
Canaccord Genuity Group, Inc. (I)	895,206	3,706,997
Canadian Western Bank	133,400	2,953,843
Dorel Industries, Inc., Class B	43,900	1,156,498
Enerflex, Ltd.	317,000	4,136,132
Genworth MI Canada, Inc. (L)	243,100	6,944,145
Gran Tierra Energy, Inc. (I)	1,510,600	4,026,144
Gran Tierra Energy, Inc. (New York Stock Exchange) (I)	471,600	1,263,888
Laurentian Bank of Canada	65,100	2,813,387
Mullen Group, Ltd. (L)	468,470	5,890,264
Russel Metals, Inc. (L)	213,500	4,264,535
ShawCor, Ltd.	171,900	4,581,584
		52,017,920
China – 3.5%
China ZhengTong Auto Services Holdings, Ltd.	9,520,000	3,984,015
Goodbaby International Holdings, Ltd.	11,313,000	5,044,742
Greatview Aseptic Packaging Company, Ltd.	9,535,000	4,729,152

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Haohai Biological Technology Company, Ltd., H Shares (S)	655,400	$3,128,438
Xtep International Holdings, Ltd.	9,577,500	4,376,978
		21,263,325
Finland – 3.2%
Amer Sports OYJ	424,278	10,066,281
Huhtamaki OYJ	258,606	9,322,849
		19,389,130
France – 0.5%
Beneteau SA	227,940	2,755,118
Germany – 3.4%
Gerresheimer AG	141,380	11,079,046
Jenoptik AG	420,940	9,369,216
		20,448,262
Hong Kong – 5.8%
Dah Sing Financial Holdings, Ltd.	727,174	5,356,642
Luk Fook Holdings International, Ltd.	1,607,000	4,666,149
Sitoy Group Holdings, Ltd.	1,133,300	264,158
Stella International Holdings, Ltd.	2,429,000	3,445,840
Techtronic Industries Company, Ltd.	2,491,700	8,916,100
Value Partners Group, Ltd.	8,163,000	8,251,040
Vinda International Holdings, Ltd.	1,916,000	3,749,686
		34,649,615
India – 2.6%
Dewan Housing Finance Corp., Ltd.	2,280,282	11,342,467
Jain Irrigation Systems, Ltd.	2,979,286	4,185,766
		15,528,233
Italy – 4.3%
Azimut Holding SpA	195,416	3,277,030
Interpump Group SpA	595,821	12,137,869
Technogym SpA (I)(S)	1,308,300	6,799,517
Tod’s SpA (L)	52,992	3,736,852
		25,951,268
Japan – 18.8%
Anritsu Corp.	521,900	4,018,515
Asahi Company, Ltd.	236,700	2,742,504
Asics Corp.	473,000	8,342,653
Bunka Shutter Company, Ltd.	459,400	3,355,268
Capcom Company, Ltd.	254,300	5,179,690
Daibiru Corp.	609,900	5,554,431
Descente, Ltd.	455,060	5,304,764
Dowa Holdings Company, Ltd.	1,047,000	8,470,479
Fuji Oil Holdings, Inc.	302,000	6,812,433
IDOM, Inc. (L)	505,100	3,294,670
Kobayashi Pharmaceutical Company, Ltd.	223,300	10,346,832
KYB Corp.	620,000	3,335,994
Laox Company, Ltd. (I)(L)	419,700	2,390,479
Meitec Corp.	252,311	9,852,607
Nachi-Fujikoshi Corp.	949,000	5,123,282
Nihon Parkerizing Company, Ltd.	346,800	4,195,035
Square Enix Holdings Company, Ltd.	161,000	4,897,926
TechnoPro Holdings, Inc.	137,100	4,804,824
Tsugami Corp. (L)	40,800	252,937
Tsumura & Company	372,800	11,059,334
Ushio, Inc.	290,600	3,710,612
		113,045,269
Luxembourg – 2.5%
Grand City Properties SA	388,300	7,390,980
Stabilus SA	128,200	7,361,087
		14,752,067
COMMON STOCKS (continued)
Netherlands – 5.3%
Aalberts Industries NV	322,221	11,113,784
Accell Group	162,181	3,767,955
Arcadis NV (L)	431,460	5,857,545
Beter Bed Holding NV	176,240	2,892,607
Refresco Group NV (S)	553,807	8,067,821
		31,699,712
Norway – 1.6%
Ekornes ASA	216,550	2,774,085
Tomra Systems ASA	594,270	6,635,506
		9,409,591
Philippines – 0.6%
Vista Land & Lifescapes, Inc.	37,315,000	3,452,576
Poland – 0.8%
CCC SA	83,000	4,599,291
Singapore – 0.2%
Sakari Resources, Ltd.	1,380,000	1,112,744
South Korea – 4.8%
BNK Financial Group, Inc.	711,989	5,463,638
DGB Financial Group, Inc.	1,100,952	10,121,115
Hyundai Mipo Dockyard Company, Ltd. (I)	49,134	3,166,952
KIWOOM Securities Company, Ltd.	34,435	2,345,119
Korea Investment Holdings Company, Ltd.	187,948	7,866,569
		28,963,393
Spain – 1.7%
Construcciones y Auxiliar de Ferrocarriles SA	201,480	7,536,259
Tecnicas Reunidas SA	74,596	2,888,776
		10,425,035
Sweden – 4.1%
Bulten AB	274,345	3,514,822
Cloetta AB, B Shares	1,069,600	4,123,402
Duni AB	203,880	2,986,816
Tethys Oil AB	472,540	3,709,590
Thule Group AB (S)	649,730	10,379,043
		24,713,673
Switzerland – 5.1%
Basilea Pharmaceutica AG (I)(L)	42,010	3,599,330
Bucher Industries AG	38,670	11,034,587
Logitech International SA (L)	256,240	7,382,274
Vontobel Holding AG	158,386	8,657,455
		30,673,646
Taiwan – 4.3%
Chicony Electronics Company, Ltd.	3,306,313	7,786,329
Giant Manufacturing Company, Ltd.	923,746	5,697,019
Merida Industry Company, Ltd.	538,000	2,741,485
Tripod Technology Corp.	3,671,000	9,579,771
		25,804,604
Thailand – 0.8%
Tisco Financial Group PCL	726,400	1,423,746
Tisco Financial Group PCL, NVDR	1,824,200	3,575,436
		4,999,182
United Kingdom – 9.1%
Bellway PLC	94,766	3,065,237
Bovis Homes Group PLC	223,410	2,164,279
DFS Furniture PLC	1,624,490	5,002,430
Foxtons Group PLC (I)	3,196,626	3,800,981
Greggs PLC	610,210	7,383,875
Laird PLC	1,546,000	3,217,430
LivaNova PLC (I)(L)	92,611	4,667,594
Man Group PLC	4,552,328	8,271,430
Oxford Instruments PLC	559,743	5,555,982

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SIG PLC	4,319,970	$5,997,838
Vectura Group PLC (I)	3,081,760	5,538,065
		54,665,141
TOTAL COMMON STOCKS (Cost $464,192,203)		$571,753,437
PREFERRED SECURITIES – 0.6%
Brazil – 0.6%
Alpargatas SA	917,800	3,483,643
TOTAL PREFERRED SECURITIES (Cost $2,315,563)		$3,483,643
SECURITIES LENDING COLLATERAL – 6.1%
John Hancock Collateral Trust, 0.8372% (W)(Y)	3,662,397	36,649,969
TOTAL SECURITIES LENDING COLLATERAL (Cost $36,643,935)		$36,649,969
SHORT-TERM INVESTMENTS – 0.5%
U.S. Government Agency – 0.5%
Federal Farm Credit Bank Discount Note, 0.350%, 03/01/2017 *	$2,200,000	2,200,000
Federal Home Loan Mortgage Corp. Discount Note, 0.450%, 03/01/2017 *	1,100,000	1,100,000
		3,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,300,000)		$3,300,000
Total Investments (International Small Cap Fund) (Cost $506,451,701) – 102.4%		$615,187,049
Other assets and liabilities, net – (2.4%)		(14,471,197)
TOTAL NET ASSETS – 100.0%		$600,715,852

Security Abbreviations and Legend

NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 91.6%
Australia – 6.3%
AGL Energy, Ltd.	77,562	$1,433,560
Alumina, Ltd. (L)	280,118	395,316
Amcor, Ltd.	133,299	1,434,728
AMP, Ltd.	341,780	1,277,531
APA Group	127,249	825,159
Aristocrat Leisure, Ltd.	62,167	790,638
ASX, Ltd.	22,206	871,374
Aurizon Holdings, Ltd.	235,222	922,931
COMMON STOCKS (continued)
Australia (continued)
AusNet Services	200,633	$249,085
Australia & New Zealand Banking Group, Ltd. (L)	337,594	7,990,236
Bank of Queensland, Ltd.	43,558	395,297
Bendigo & Adelaide Bank, Ltd. (L)	53,800	503,587
BHP Billiton PLC	211,620	3,410,876
BHP Billiton, Ltd.	370,340	7,009,836
Boral, Ltd.	135,817	609,764
Brambles, Ltd.	182,739	1,304,314
Caltex Australia, Ltd.	29,374	633,523
Challenger, Ltd.	66,701	584,404
CIMIC Group, Ltd.	11,430	330,908
Coca-Cola Amatil, Ltd.	66,630	523,168
Cochlear, Ltd.	6,657	665,935
Commonwealth Bank of Australia (L)	197,615	12,461,364
Computershare, Ltd.	54,122	560,348
Crown Resorts, Ltd.	42,149	408,930
CSL, Ltd.	52,579	4,748,635
Dexus Property Group	110,150	796,844
Domino’s Pizza Enterprises, Ltd. (L)	7,029	300,056
DUET Group	281,167	592,323
Flight Centre Travel Group, Ltd. (L)	6,665	147,219
Fortescue Metals Group, Ltd. (L)	179,625	909,366
Goodman Group	205,123	1,186,462
Harvey Norman Holdings, Ltd.	62,807	247,982
Healthscope, Ltd.	198,398	341,820
Incitec Pivot, Ltd.	196,858	553,481
Insurance Australia Group, Ltd.	287,652	1,322,446
LendLease Group	63,211	737,503
Macquarie Group, Ltd.	35,460	2,351,400
Medibank Pvt, Ltd.	322,197	696,073
Mirvac Group	430,850	709,565
National Australia Bank, Ltd. (L)	306,352	7,514,218
Newcrest Mining, Ltd.	87,955	1,489,926
Oil Search, Ltd.	156,191	834,159
Orica, Ltd.	43,643	611,409
Origin Energy, Ltd. (I)	202,686	1,014,684
Qantas Airways, Ltd.	53,458	153,687
QBE Insurance Group, Ltd.	160,916	1,517,877
Ramsay Health Care, Ltd.	16,250	868,462
REA Group, Ltd. (L)	5,944	257,258
Santos, Ltd. (I)	211,173	613,880
Scentre Group	612,160	2,045,782
SEEK, Ltd.	37,884	455,458
Sonic Healthcare, Ltd.	45,042	742,620
South32, Ltd.	615,053	1,170,989
Stockland	275,073	994,924
Suncorp Group, Ltd.	151,451	1,538,720
Sydney Airport (L)	126,352	586,947
Tabcorp Holdings, Ltd.	94,864	309,746
Tatts Group, Ltd.	170,049	528,920
Telstra Corp., Ltd.	491,226	1,814,324
The GPT Group	204,537	772,567
TPG Telecom, Ltd. (L)	39,288	187,736
Transurban Group	234,719	1,984,990
Treasury Wine Estates, Ltd.	84,181	769,060
Vicinity Centres	383,742	849,851
Vocus Group, Ltd. (L)	63,791	213,990
Wesfarmers, Ltd.	129,692	4,244,958
Westfield Corp.	226,894	1,530,136
Westpac Banking Corp. (L)	385,680	9,960,442
Woodside Petroleum, Ltd.	86,912	2,084,757
Woolworths, Ltd.	147,373	2,908,605
		111,805,069

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria – 0.2%
ANDRITZ AG	7,513	$392,476
Erste Group Bank AG	31,054	903,178
OMV AG	15,181	580,299
Raiffeisen Bank International AG (I)	12,383	274,628
voestalpine AG	11,554	485,458
		2,636,039
Belgium – 0.9%
Ageas	22,001	836,416
Anheuser-Busch InBev SA	82,117	8,982,513
Colruyt SA	7,107	333,221
Groupe Bruxelles Lambert SA	8,663	734,101
KBC Group NV	27,028	1,654,065
Proximus SADP	16,069	472,439
Solvay SA	8,028	934,210
Telenet Group Holding NV (I)	5,539	312,814
UCB SA	13,579	966,367
Umicore SA	10,288	541,595
		15,767,741
Brazil – 1.5%
AES Tiete Energia SA	26,000	134,105
Ambev SA	640,100	3,662,476
Banco Bradesco SA	112,500	1,174,160
Banco do Brasil SA	117,200	1,241,179
Banco Santander Brasil SA	57,000	627,011
BB Seguridade Participacoes SA	97,100	889,909
BM&F Bovespa SA	234,600	1,429,281
BR Malls Participacoes SA (I)	78,300	374,276
BRF SA	82,500	1,074,993
CCR SA	120,400	697,267
Centrais Eletricas Brasileiras SA (I)	29,800	205,349
CETIP SA – Mercados Organizados	29,500	443,620
Cia de Saneamento Basico do Estado de Sao Paulo	46,700	491,948
Cia Siderurgica Nacional SA (I)	85,200	326,978
Cielo SA	138,100	1,205,808
Cosan SA Industria e Comercio	16,500	210,918
CPFL Energia SA	26,800	219,454
Duratex SA	42,500	115,119
EDP – Energias do Brasil SA	39,900	175,541
Embraer SA	90,300	519,105
Engie Brasil Energia SA	21,700	257,160
Equatorial Energia SA	26,700	509,470
Fibria Celulose SA	33,800	289,077
Hypermarcas SA	47,200	409,734
JBS SA	97,600	366,400
Klabin SA	75,100	374,237
Kroton Educacional SA	188,400	825,664
Localiza Rent a Car SA	21,800	269,633
Lojas Americanas SA	24,400	105,008
Lojas Renner SA	87,000	712,274
M Dias Branco SA	4,600	204,105
Multiplan Empreendimentos Imobiliarios SA	10,700	220,218
Natura Cosmeticos SA	23,300	191,589
Odontoprev SA	35,200	134,977
Petroleo Brasileiro SA (I)	404,800	2,067,116
Porto Seguro SA	16,600	154,025
Qualicorp SA	30,300	191,521
Raia Drogasil SA	31,100	592,898
Rumo Logistica Operadora Multimodal SA (I)	110,300	302,827
Sul America SA	25,100	156,396
Tim Participacoes SA	114,500	358,495
Ultrapar Participacoes SA	48,500	1,016,248
COMMON STOCKS (continued)
Brazil (continued)
Vale SA	174,900	$1,827,161
WEG SA	75,400	410,296
		27,165,026
Canada – 6.4%
Agnico Eagle Mines, Ltd.	20,931	880,136
Agrium, Inc.	12,420	1,197,396
Alimentation Couche-Tard, Inc., Class B	39,499	1,756,370
AltaGas, Ltd. (L)	16,160	377,172
ARC Resources, Ltd.	32,855	489,782
Atco, Ltd., Class I	7,826	267,387
Bank of Montreal	60,603	4,598,838
Barrick Gold Corp.	108,222	1,997,080
BCE, Inc.	14,989	653,864
BlackBerry, Ltd. (I)	47,409	329,457
Bombardier, Inc., Class B (I)	179,941	311,598
Brookfield Asset Management, Inc., Class A (L)	81,309	2,928,642
CAE, Inc.	27,663	415,507
Cameco Corp.	37,461	414,604
Canadian Imperial Bank of Commerce	37,281	3,273,105
Canadian National Railway Company	72,519	5,042,806
Canadian Natural Resources, Ltd.	102,704	2,945,336
Canadian Pacific Railway, Ltd.	13,209	1,943,559
Canadian Tire Corp., Ltd., Class A	6,703	768,609
Canadian Utilities, Ltd., Class A	12,732	342,600
CCL Industries, Inc., Class B	2,703	574,525
Cenovus Energy, Inc.	78,291	990,279
CGI Group, Inc., Class A (I)	20,873	959,573
CI Financial Corp.	23,802	485,287
Constellation Software, Inc.	1,820	854,367
Crescent Point Energy Corp. (L)	51,622	567,834
Dollarama, Inc.	10,850	835,520
ECN Capital Corp. (L)	6,500	17,324
Eldorado Gold Corp. (I)	66,095	202,037
Element Fleet Management Corp.	37,284	394,960
Emera, Inc.	5,800	198,908
Empire Company, Ltd.	16,244	204,609
Enbridge, Inc. (L)	87,041	3,663,298
Encana Corp.	89,457	991,422
Fairfax Financial Holdings, Ltd.	2,225	1,001,769
Finning International, Inc.	16,896	313,699
First Capital Realty, Inc.	14,951	235,488
First Quantum Minerals, Ltd.	64,763	673,863
Fortis, Inc.	38,446	1,219,493
Franco-Nevada Corp.	16,611	1,070,673
George Weston, Ltd.	5,089	426,446
Gildan Activewear, Inc.	21,552	546,021
Goldcorp, Inc.	79,285	1,256,550
Great-West Lifeco, Inc.	31,847	868,947
H&R Real Estate Investment Trust	15,684	278,680
Husky Energy, Inc. (I)	33,444	397,843
Hydro One, Ltd. (S)	19,158	340,407
IGM Financial, Inc.	10,292	315,455
Imperial Oil, Ltd.	28,517	890,807
Industrial Alliance Insurance & Financial Services, Inc. (L)	11,036	458,075
Intact Financial Corp.	13,591	963,506
Inter Pipeline, Ltd. (L)	34,501	723,425
Keyera Corp.	17,397	512,270
Kinross Gold Corp. (I)	114,503	403,459
Linamar Corp.	4,769	211,772
Loblaw Companies, Ltd.	21,388	1,115,294
Magna International, Inc.	36,781	1,572,649
Methanex Corp.	8,568	436,657
Metro, Inc.	23,195	676,361

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
National Bank of Canada	32,396	$1,382,476
Onex Corp.	7,968	560,736
Open Text Corp.	24,986	823,586
Pembina Pipeline Corp.	37,299	1,205,295
Peyto Exploration & Development Corp. (L)	15,434	315,838
Potash Corp. of Saskatchewan, Inc.	78,883	1,368,366
Power Corp. of Canada	38,549	896,826
Power Financial Corp.	28,169	730,629
PrairieSky Royalty, Ltd. (L)	19,288	451,051
Restaurant Brands International, Inc.	21,043	1,148,002
RioCan Real Estate Investment Trust	16,432	330,075
Rogers Communications, Inc., Class B	34,506	1,448,618
Royal Bank of Canada	138,424	10,055,073
Saputo, Inc.	25,183	864,777
Seven Generations Energy, Ltd., Class A (I)	23,362	432,871
Shaw Communications, Inc., Class B	40,204	836,650
Silver Wheaton Corp.	41,496	808,238
Smart Real Estate Investment Trust	7,365	185,373
SNC-Lavalin Group, Inc.	14,847	604,634
Sun Life Financial, Inc.	59,089	2,144,323
Suncor Energy, Inc.	155,192	4,831,493
Teck Resources, Ltd., Class B	52,937	1,058,182
TELUS Corp.	19,868	646,510
The Bank of Nova Scotia	112,563	6,529,027
The Jean Coutu Group PJC, Inc., Class A	8,896	133,688
The Toronto-Dominion Bank	172,935	8,913,665
Tourmaline Oil Corp. (I)	20,417	451,935
TransCanada Corp.	79,811	3,669,071
Turquoise Hill Resources, Ltd. (I)	95,252	299,052
Veresen, Inc.	30,492	310,384
Vermilion Energy, Inc. (L)	11,214	426,456
West Fraser Timber Company, Ltd.	6,300	261,496
Yamana Gold, Inc.	87,813	242,639
		113,150,435
Chile – 0.3%
AES Gener SA	286,374	109,123
Aguas Andinas SA, Class A	244,013	130,318
Antofagasta PLC	39,705	398,994
Banco de Chile	2,184,367	265,558
Banco de Credito e Inversiones	3,505	189,621
Banco Santander Chile	6,420,669	352,096
Cencosud SA	140,189	414,935
Cia Cervecerias Unidas SA	15,119	178,902
Colbun SA	809,417	159,319
Empresa Nacional de Telecomunicaciones SA (I)	14,460	158,962
Empresas CMPC SA	124,684	278,353
Empresas COPEC SA	43,887	456,552
Enel Chile SA	1,969,528	202,660
Enel Generacion Chile SA	312,323	212,257
Enersis Americas SA	2,842,762	553,143
Itau CorpBanca	14,358,806	115,682
Latam Airlines Group SA (I)	30,561	310,982
SACI Falabella	59,752	483,349
		4,970,806
China – 3.0%
3SBio, Inc. (I)(S)	45,000	54,756
58.com, Inc., ADR (I)	4,400	161,040
AAC Technologies Holdings, Inc.	39,500	415,540
Agricultural Bank of China, Ltd., H Shares	1,310,000	603,795
Air China, Ltd., H Shares	112,000	86,441
Alibaba Group Holding, Ltd., ADR (I)	60,400	6,215,160
Aluminum Corp. of China, Ltd., H Shares (I)	182,000	90,654
COMMON STOCKS (continued)
China (continued)
Anhui Conch Cement Company, Ltd., H Shares (L)	65,000	$226,299
ANTA Sports Products, Ltd.	53,000	160,349
AviChina Industry & Technology Company, Ltd., H Shares	122,000	88,743
Baidu, Inc., ADR (I)	14,600	2,542,298
Bank of China, Ltd., H Shares	4,262,000	2,156,445
Bank of Communications Company, Ltd., H Shares	470,000	374,609
Beijing Capital International Airport Company, Ltd., H Shares	82,000	87,873
Belle International Holdings, Ltd.	339,000	233,402
BYD Company, Ltd., H Shares (L)	33,500	196,852
CGN Power Company, Ltd., H Shares (S)	556,000	168,956
China Cinda Asset Management Company, Ltd., H Shares	463,000	182,493
China CITIC Bank Corp., Ltd., H Shares	474,000	325,399
China Coal Energy Company, Ltd., H Shares (I)(L)	122,000	64,520
China Communications Construction Company, Ltd., H Shares	240,000	309,676
China Communications Services Corp., Ltd., H Shares	138,000	92,147
China Conch Venture Holdings, Ltd.	66,000	130,792
China Construction Bank Corp., H Shares	4,522,000	3,723,149
China Everbright Bank Company, Ltd., H Shares	143,000	72,399
China Evergrande Group (L)	212,000	159,124
China Galaxy Securities Company, Ltd., H Shares	157,500	154,320
China Huarong Asset Management Company, Ltd., H Shares (I)(S)	234,300	92,558
China Huishan Dairy Holdings Company, Ltd. (L)	175,000	64,010
China Life Insurance Company, Ltd., H Shares	409,000	1,246,196
China Longyuan Power Group Corp., H Shares	169,000	144,937
China Medical System Holdings, Ltd.	71,000	115,559
China Mengniu Dairy Company, Ltd.	147,000	289,012
China Merchants Bank Company, Ltd., H Shares	210,500	559,750
China Minsheng Banking Corp., Ltd., H Shares	316,000	360,379
China National Building Material Company, Ltd., H Shares	140,000	102,089
China Oilfield Services, Ltd., H Shares	102,000	101,595
China Pacific Insurance Group Company, Ltd., H Shares	148,600	544,032
China Petroleum & Chemical Corp., H Shares	1,368,000	1,060,398
China Railway Construction Corp., H Shares	108,500	153,405
China Railway Group, Ltd., H Shares	213,000	186,057
China Shenhua Energy Company, Ltd., H Shares	183,000	382,920
China Southern Airlines Company, Ltd., H Shares	88,000	57,216
China Telecom Corp., Ltd., H Shares	738,000	347,072
China Vanke Company, Ltd., H Shares	75,700	190,015
Chongqing Changan Automobile Company, Ltd., B Shares	49,400	69,700
Chongqing Rural Commercial Bank Company, Ltd., H Shares	144,000	101,084
CITIC Securities Company, Ltd., H Shares	117,500	251,111
CNOOC, Ltd.	953,000	1,127,391
Country Garden Holdings Company, Ltd.	286,000	204,787
CRRC Corp., Ltd., H Shares	222,000	212,898
CSPC Pharmaceutical Group, Ltd.	220,000	269,042
Ctrip.com International, Ltd., ADR (I)	20,100	953,544

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongfeng Motor Group Company, Ltd., H Shares	142,000	$168,381
ENN Energy Holdings, Ltd.	40,000	193,169
Fosun International, Ltd.	137,500	216,071
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	21,800	67,883
Geely Automobile Holdings, Ltd.	290,000	394,204
GF Securities Company, Ltd., H Shares	71,400	157,215
GOME Electrical Appliances Holding, Ltd. (L)	573,000	79,703
Great Wall Motor Company, Ltd., H Shares	162,500	199,557
Guangzhou Automobile Group Company, Ltd., H Shares	118,000	197,895
Guangzhou R&F Properties Company, Ltd., H Shares	54,800	75,662
Haitian International Holdings, Ltd.	38,000	79,952
Haitong Securities Company, Ltd., H Shares	167,200	306,028
Hengan International Group Company, Ltd.	38,500	328,606
HengTen Networks Group, Ltd. (I)	1,187,000	29,214
Huaneng Power International, Inc., H Shares	226,000	154,194
Huaneng Renewables Corp., Ltd., H Shares	236,000	80,218
Huatai Securities Company, Ltd., H Shares (S)	76,800	156,628
Industrial & Commercial Bank of China, Ltd., H Shares	3,964,000	2,597,443
JD.com, Inc., ADR (I)	36,100	1,103,555
Jiangsu Expressway Company, Ltd., H Shares (L)	62,000	81,789
Jiangxi Copper Company, Ltd., H Shares	71,000	119,573
Kingsoft Corp., Ltd.	45,000	99,002
Lenovo Group, Ltd.	384,000	230,313
Longfor Properties Company, Ltd.	76,000	121,575
NetEase, Inc., ADR	4,300	1,311,758
New China Life Insurance Company, Ltd., H Shares	44,500	219,005
New Oriental Education & Technology Group, Inc., ADR (I)	7,200	348,552
PetroChina Company, Ltd., H Shares	1,132,000	859,845
PICC Property & Casualty Company, Ltd., H Shares	260,000	397,019
Ping An Insurance Group Company of China, Ltd., H Shares	286,500	1,526,175
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	6,300	2,150
Qunar Cayman Islands, Ltd., ADR (I)	1,900	57,779
Semiconductor Manufacturing International Corp. (I)(L)	144,900	188,425
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	88,000	52,938
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	166,000	85,895
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	24,000	82,480
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	46,600	68,697
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	39,300	101,184
Shenzhou International Group Holdings, Ltd.	29,000	173,147
SINA Corp. (I)	3,000	208,590
Sino-Ocean Group Holding, Ltd.	177,000	87,918
Sinopec Engineering Group Company, Ltd., H Shares	53,000	48,180
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	196,000	118,648
Sinopharm Group Company, Ltd., H Shares	64,000	295,963
Sinotrans, Ltd., H Shares	119,000	53,953
SOHO China, Ltd. (I)	126,500	65,490
Sunac China Holdings, Ltd.	111,000	115,428
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	39,400	$253,736
TAL Education Group, ADR (I)	2,300	198,881
Tencent Holdings, Ltd.	305,300	8,101,736
The People’s Insurance Company Group of China, Ltd., H Shares	448,000	183,984
Tingyi Cayman Islands Holding Corp.	98,000	109,859
TravelSky Technology, Ltd., H Shares	52,000	113,395
Tsingtao Brewery Company, Ltd., H Shares (L)	18,000	82,738
Vipshop Holdings, Ltd., ADR (I)	21,700	282,317
Want Want China Holdings, Ltd. (L)	299,000	192,350
Weibo Corp., ADR (I)(L)	1,700	85,884
Weichai Power Company, Ltd., H Shares	58,000	102,124
Yangzijiang Shipbuilding Holdings, Ltd.	90,400	59,633
Yanzhou Coal Mining Company, Ltd., H Shares	108,000	86,752
YY, Inc., ADR (I)	1,500	66,435
Zhejiang Expressway Company, Ltd., H Shares	76,000	85,475
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	29,000	155,957
Zijin Mining Group Company, Ltd., H Shares	308,000	116,365
ZTE Corp., H Shares	37,600	61,237
		52,309,895
Colombia – 0.1%
Cementos Argos SA	52,741	210,719
Corp. Financiera Colombiana SA	8,365	83,810
Ecopetrol SA (I)	568,894	256,434
Grupo Argos SA	33,938	229,004
Grupo de Inversiones Suramericana SA	26,777	334,484
Interconexion Electrica SA ESP	43,986	168,229
		1,282,680
Czech Republic – 0.0%
CEZ AS	12,363	218,191
Komercni Banka AS	5,399	194,080
Moneta Money Bank AS (I)(S)	26,320	87,995
O2 Czech Republic AS	4,735	50,704
Pegas Nonwovens SA	400	13,093
		564,063
Denmark – 1.4%
AP Moller – Maersk A/S, Class A	432	669,511
AP Moller – Maersk A/S, Class B	778	1,265,041
Carlsberg A/S, B Shares	12,492	1,096,455
Chr. Hansen Holding A/S	11,255	671,087
Coloplast A/S, B Shares	13,854	976,798
Danske Bank A/S	80,251	2,674,861
DONG Energy A/S (I)(L)(S)	9,800	360,242
DSV A/S	22,126	1,087,914
Genmab A/S (I)(L)	6,728	1,330,560
ISS A/S	19,004	739,470
Novo Nordisk A/S, B Shares	224,386	7,944,822
Novozymes A/S, B Shares	26,991	1,037,703
Pandora A/S	13,040	1,484,290
TDC A/S (I)	92,742	498,331
Tryg A/S	13,850	257,336
Vestas Wind Systems A/S	26,024	1,927,070
William Demant Holding A/S (I)	13,675	279,846
		24,301,337
Finland – 0.3%
Elisa OYJ	5,020	167,245
Fortum OYJ	17,271	264,830
Kone OYJ, B Shares (L)	12,976	580,368
Metso OYJ	4,436	130,805
Neste OYJ	4,617	160,703

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ	226,325	$1,158,776
Nokian Renkaat OYJ	4,382	172,228
Orion OYJ, Class B	3,860	190,231
Sampo OYJ, A Shares	18,427	838,812
Stora Enso OYJ, R Shares	21,529	230,885
UPM-Kymmene OYJ	20,798	493,260
Wartsila OYJ ABP (L)	5,661	290,675
		4,678,818
France – 5.9%
Accor SA	15,046	594,657
Aeroports de Paris	2,410	273,402
Air Liquide SA	33,714	3,643,520
Airbus SE	50,382	3,701,893
Alstom SA (I)	12,870	349,245
Arkema SA	5,944	576,212
Atos SE	7,726	913,943
AXA SA	170,455	4,025,811
BNP Paribas SA	92,153	5,391,917
Bollore SA (I)	74,693	289,749
Bouygues SA	17,991	693,944
Bureau Veritas SA	22,596	431,220
Capgemini SA	14,074	1,205,468
Carrefour SA	49,489	1,182,237
Casino Guichard Perrachon SA	4,855	256,805
Christian Dior SE	4,757	1,008,581
Cie de Saint-Gobain	43,384	2,080,592
Cie Generale des Etablissements Michelin	15,661	1,763,340
CNP Assurances	17,048	315,913
Credit Agricole SA	98,504	1,191,531
Danone SA	51,225	3,388,949
Dassault Aviation SA	186	210,634
Dassault Systemes SE	11,105	897,129
Edenred	18,196	411,909
Eiffage SA	4,980	355,672
Electricite de France SA (L)	22,820	223,727
Engie SA	126,845	1,551,987
Essilor International SA	17,941	2,059,572
Eurazeo SA	3,330	205,638
Eutelsat Communications SA	15,095	297,032
Fonciere Des Regions	2,880	237,148
Gecina SA	3,476	442,252
Groupe Eurotunnel SE	39,575	369,220
Hermes International (L)	2,263	988,838
ICADE	2,936	209,363
Iliad SA	2,257	468,053
Imerys SA	3,054	246,555
Ingenico Group SA	4,842	434,593
JCDecaux SA (I)	6,638	212,246
Kering	6,629	1,612,961
Klepierre	19,009	706,015
L’Oreal SA	21,846	4,067,159
Lagardere SCA	10,130	254,747
Legrand SA	22,962	1,296,526
LVMH Moet Hennessy Louis Vuitton SE	24,286	4,878,590
Natixis SA	82,725	451,654
Orange SA	172,993	2,606,575
Pernod Ricard SA	18,380	2,103,497
Peugeot SA (I)	42,671	813,339
Publicis Groupe SA	16,744	1,129,667
Remy Cointreau SA	1,804	160 ,377
Renault SA	16,699	1,482,249
Rexel SA	26,636	430,960
Safran SA (L)	27,115	1,930,535
COMMON STOCKS (continued)
France (continued)
Sanofi	100,797	$8,694,560
Schneider Electric SE	48,928	3,315,136
SCOR SE	15,151	547,728
SEB SA	1,900	250,644
SFR Group SA (I)	7,689	224,166
Societe BIC SA	2,409	298,128
Societe Generale SA	66,850	2,971,323
Sodexo SA (L)	8,040	882,358
Suez	27,764	416,308
Thales SA	9,117	898,121
TOTAL SA	195,464	9,752,871
Unibail-Rodamco SE	8,586	1,956,447
Valeo SA	20,817	1,281,988
Veolia Environnement SA	41,800	685,015
Vinci SA	43,845	3,160,995
Vivendi SA	89,103	1,568,863
Wendel SA	2,361	261,297
Zodiac Aerospace	17,769	521,558
		104,712,854
Germany – 6.0%
adidas AG	18,144	3,043,738
Allianz SE	44,325	7,719,970
Axel Springer SE	3,861	201,778
BASF SE	88,392	8,223,455
Bayer AG	79,500	8,750,408
Bayerische Motoren Werke AG	31,990	2,856,584
Beiersdorf AG	9,493	865,612
Brenntag AG	14,631	838,442
Commerzbank AG (L)	102,561	781,820
Continental AG	10,569	2,142,163
Covestro AG (S)	7,005	527,122
Daimler AG	92,625	6,728,931
Deutsche Bank AG (I)(L)	132,895	2,618,515
Deutsche Boerse AG	18,008	1,528,480
Deutsche Boerse AG (Frankfurt Stock Exchange) (I)	1,060	90,863
Deutsche Lufthansa AG	22,954	336,071
Deutsche Post AG	93,494	3,204,165
Deutsche Telekom AG	314,513	5,430,803
Deutsche Wohnen AG	32,359	1,110,567
E.ON SE	192,779	1,495,306
Evonik Industries AG	15,790	506,377
Fraport AG Frankfurt Airport Services Worldwide	3,810	238,359
Fresenius Medical Care AG & Company KGaA	20,587	1,712,834
Fresenius SE & Company KGaA	39,388	3,127,145
GEA Group AG	17,650	686,008
Hannover Rueck SE	6,219	701,600
HeidelbergCement AG	14,289	1,334,066
Henkel AG & Company KGaA	9,822	1,059,851
HOCHTIEF AG	1,942	295,783
HUGO BOSS AG	6,321	434,679
Infineon Technologies AG	108,811	1,934,202
Innogy SE (I)(S)	13,049	468,418
K+S AG (L)	18,203	425,117
LANXESS AG	8,790	596,423
Linde AG	17,852	2,898,858
MAN SE	3,025	310,513
Merck KGaA	12,424	1,356,400
METRO AG	17,084	529,444
Muenchener Rueckversicherungs-Gesellschaft AG	15,757	2,976,453
OSRAM Licht AG	8,483	503,655
ProSiebenSat.1 Media SE	22,211	889,700

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG (I)	47,066	$670,282
SAP SE	94,429	8,796,288
Siemens AG	73,608	9,569,109
Symrise AG	11,677	725,677
Telefonica Deutschland Holding AG	69,508	304,790
ThyssenKrupp AG (L)	35,638	889,568
TUI AG	49,275	695,671
United Internet AG	11,720	482,431
Volkswagen AG	3,087	467,581
Vonovia SE	44,633	1,553,755
Zalando SE (I)	8,129	324,471
		105,960,301
Hong Kong – 2.5%
AIA Group, Ltd.	1,012,200	6,388,953
Alibaba Health Information Technology, Ltd. (I)	192,000	84,312
Alibaba Pictures Group, Ltd. (I)(L)	640,000	107,138
ASM Pacific Technology, Ltd.	19,500	242,574
Beijing Enterprises Holdings, Ltd.	26,500	138,604
Beijing Enterprises Water Group, Ltd. (I)	228,000	162,761
BOC Hong Kong Holdings, Ltd.	312,000	1,232,530
Brilliance China Automotive Holdings, Ltd.	162,000	254,359
Cathay Pacific Airways, Ltd. (L)	96,000	140,919
Cheung Kong Infrastructure Holdings, Ltd.	55,000	452,847
Cheung Kong Property Holdings, Ltd.	226,000	1,536,645
China Everbright International, Ltd.	129,000	167,060
China Everbright, Ltd.	50,000	99,173
China Gas Holdings, Ltd.	88,000	130,527
China Jinmao Holdings Group, Ltd.	174,000	54,024
China Merchants Port Holdings Company, Ltd.	68,000	189,603
China Mobile, Ltd.	329,000	3,628,898
China Overseas Land & Investment, Ltd.	206,000	633,544
China Power International Development, Ltd.	152,000	58,914
China Resources Beer Holdings Company, Ltd. (I)	84,000	190,677
China Resources Gas Group, Ltd.	44,000	134,380
China Resources Land, Ltd.	150,000	409,243
China Resources Power Holdings Company, Ltd.	102,000	184,598
China State Construction International Holdings, Ltd.	100,000	163,360
China Taiping Insurance Holdings Company, Ltd. (I)	90,800	212,456
China Unicom Hong Kong, Ltd.	320,000	389,078
CITIC, Ltd.	231,000	331,852
CK Hutchison Holdings, Ltd.	225,000	2,779,118
CLP Holdings, Ltd.	136,500	1,388,341
COSCO SHIPPING Ports, Ltd.	86,000	95,780
Far East Horizon, Ltd.	109,000	104,865
First Pacific Company, Ltd.	176,000	128,889
Fullshare Holdings, Ltd. (L)	372,800	144,493
Galaxy Entertainment Group, Ltd.	200,000	957,321
GCL-Poly Energy Holdings, Ltd. (I)(L)	737,000	100,603
Guangdong Investment, Ltd.	142,000	193,454
Haier Electronics Group Company, Ltd.	72,000	132,442
Hang Lung Group, Ltd.	73,000	303,084
Hang Lung Properties, Ltd.	188,000	474,487
Hang Seng Bank, Ltd.	62,800	1,286,907
Henderson Land Development Company, Ltd.	92,000	534,283
HK Electric Investments & HK Electric Investments, Ltd. (S)	208,500	182,134
HKT Trust & HKT, Ltd.	214,000	285,467
Hong Kong & China Gas Company, Ltd.	627,000	1,205,270
Hong Kong Exchanges & Clearing, Ltd.	96,500	2,395,467
Hongkong Land Holdings, Ltd.	97,300	663,986
Hysan Development Company, Ltd.	50,000	233,127
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Matheson Holdings, Ltd.	20,800	$1,290,723
Kerry Properties, Ltd.	55,500	170,076
Kunlun Energy Company, Ltd.	166,000	144,218
Li & Fung, Ltd. (L)	492,000	219,182
Link REIT	187,000	1,289,463
Melco Crown Entertainment, Ltd., ADR	16,200	265,194
MTR Corp., Ltd.	123,500	652,884
New World Development Company, Ltd.	467,000	611,269
Nine Dragons Paper Holdings, Ltd.	94,000	119,283
NWS Holdings, Ltd.	122,000	222,202
PCCW, Ltd.	336,000	204,843
Power Assets Holdings, Ltd.	114,000	1,022,706
Shanghai Industrial Holdings, Ltd.	28,000	78,136
Shangri-La Asia, Ltd.	98,000	124,641
Shimao Property Holdings, Ltd.	58,000	83,249
Sino Biopharmaceutical, Ltd.	233,000	200,811
Sino Land Company, Ltd.	256,000	445,575
SJM Holdings, Ltd.	179,000	146,871
Sun Art Retail Group, Ltd.	135,500	130,625
Sun Hung Kai Properties, Ltd.	121,000	1,767,820
Swire Pacific, Ltd., Class A	44,500	458,067
Swire Properties, Ltd.	96,800	291,075
Techtronic Industries Company, Ltd.	112,000	400,772
The Bank of East Asia, Ltd. (L)	100,000	413,141
The Wharf Holdings, Ltd.	115,000	911,078
WH Group, Ltd. (S)	671,000	523,872
Wheelock & Company, Ltd.	68,000	441,645
Yue Yuen Industrial Holdings, Ltd.	61,000	226,973
		44,164,941
Hungary – 0.1%
MOL Hungarian Oil and Gas PLC	3,636	249,282
OTP Bank PLC	25,417	737,909
Richter Gedeon Nyrt	14,791	327,984
		1,315,175
Indonesia – 0.4%
Adaro Energy Tbk PT	883,800	112,033
AKR Corporindo Tbk PT	101,600	48,354
Astra International Tbk PT	1,224,900	750,997
Bank Central Asia Tbk PT	741,700	857,801
Bank Danamon Indonesia Tbk PT	203,100	75,288
Bank Mandiri Persero Tbk PT	564,000	476,078
Bank Negara Indonesia Persero Tbk PT	444,800	207,930
Bank Rakyat Indonesia Persero Tbk PT	670,400	599,388
Bumi Serpong Damai Tbk PT	468,600	64,105
Charoen Pokphand Indonesia Tbk PT	447,500	103,992
Gudang Garam Tbk PT	29,100	143,445
Hanjaya Mandala Sampoerna Tbk PT	560,300	162,308
Indocement Tunggal Prakarsa Tbk PT	89,700	101,672
Indofood CBP Sukses Makmur Tbk PT	142,600	88,832
Indofood Sukses Makmur Tbk PT	267,000	162,049
Jasa Marga Persero Tbk PT	121,600	43,523
Kalbe Farma Tbk PT	1,273,500	145,826
Lippo Karawaci Tbk PT	1,123,200	61,831
Matahari Department Store Tbk PT	151,600	154,815
Media Nusantara Citra Tbk PT	312,200	38,810
Pakuwon Jati Tbk PT	1,509,400	66,548
Perusahaan Gas Negara Persero Tbk PT	670,200	141,777
Semen Indonesia Persero Tbk PT	179,100	128,985
Summarecon Agung Tbk PT	617,500	63,277
Surya Citra Media Tbk PT	351,600	77,495
Telekomunikasi Indonesia Persero Tbk PT	3,051,200	876,031
Tower Bersama Infrastructure Tbk PT	138,900	52,029
Unilever Indonesia Tbk PT	91,600	289,472
United Tractors Tbk PT	101,500	187,452

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Waskita Karya Persero Tbk PT	282,400	$52,413
XL Axiata Tbk PT (I)	225,200	50,417
		6,384,973
Ireland – 0.5%
AerCap Holdings NV (I)	6,500	294,450
Bank of Ireland (I)	2,100,620	497,961
CRH PLC (I)	64,101	2,167,038
DCC PLC	8,688	740,159
Experian PLC	95,993	1,901,620
James Hardie Industries PLC	51,153	763,315
Kerry Group PLC, Class A	12,135	931,730
Paddy Power Betfair PLC	6,110	668,884
Ryanair Holdings PLC, ADR (I)	1,400	114,450
		8,079,607
Israel – 0.1%
Azrieli Group, Ltd.	1,138	56,596
Bank Hapoalim BM	29,842	183,949
Bank Leumi Le-Israel BM (I)	40,490	177,526
Bezeq The Israeli Telecommunication Corp., Ltd.	59,006	105,383
Check Point Software Technologies, Ltd. (I)	3,600	356,076
Elbit Systems, Ltd.	600	70,841
Frutarom Industries, Ltd.	1,100	62,388
Israel Chemicals, Ltd.	14,929	63,612
Mizrahi Tefahot Bank, Ltd.	3,065	51,168
Mobileye NV (I)	4,900	223,048
Nice, Ltd.	1,735	120,344
Taro Pharmaceutical Industries, Ltd. (I)(L)	500	59,955
Teva Pharmaceutical Industries, Ltd.	25,534	898,207
		2,429,093
Italy – 1.3%
Assicurazioni Generali SpA	130,392	1,865,094
Atlantia SpA (L)	44,790	1,048,727
Enel SpA	836,210	3,588,757
Eni SpA	278,669	4,299,098
Ferrari NV	13,362	871,535
Intesa Sanpaolo SpA	97,086	215,811
Intesa Sanpaolo SpA (Milan Stock Exchange)	1,397,481	3,253,885
Leonardo SpA (I)	45,090	620,028
Luxottica Group SpA	18,440	972,665
Mediobanca SpA	63,149	506,123
Poste Italiane SpA (S)	60,723	390,048
Prysmian SpA	21,469	546,493
Rizzoli Corriere Della Sera Mediagroup SpA (I)	3,382	2,866
Saipem SpA (I)	668,684	305,269
Snam SpA	262,923	1,046,997
Telecom Italia SpA (I)	1,106,864	893,255
Telecom Italia SpA (I)	669,089	443,580
Terna Rete Elettrica Nazionale SpA	160,985	745,354
UniCredit SpA (I)	57,761	774,761
UnipolSai SpA	135,470	287,486
		22,677,832
Japan – 16.7%
ABC-Mart, Inc.	3,100	186,997
Acom Company, Ltd. (I)	38,600	161,394
Aeon Company, Ltd. (L)	61,900	922,921
AEON Financial Service Company, Ltd.	11,000	212,871
Aeon Mall Company, Ltd.	11,100	170,524
Air Water, Inc.	14,600	277,534
Aisin Seiki Company, Ltd.	18,200	904,259
Ajinomoto Company, Inc.	52,300	1,060,350
Alfresa Holdings Corp.	17,700	318,861
Alps Electric Company, Ltd.	18,400	546,216
COMMON STOCKS (continued)
Japan (continued)
Amada Holdings Company, Ltd.	32,400	$366,041
ANA Holdings, Inc.	110,000	328,863
Aozora Bank, Ltd.	113,000	423,826
Asahi Glass Company, Ltd.	96,000	783,609
Asahi Group Holdings, Ltd.	37,200	1,315,088
Asahi Kasei Corp.	122,000	1,188,862
Asics Corp. (L)	15,200	268,094
Astellas Pharma, Inc.	206,500	2,781,625
Bandai Namco Holdings, Inc.	18,900	544,435
Benesse Holdings, Inc.	6,100	187,461
Bridgestone Corp.	62,400	2,490,097
Brother Industries, Ltd.	22,500	423,745
Calbee, Inc. (L)	7,800	265,026
Canon, Inc.	102,200	2,980,717
Casio Computer Company, Ltd.	21,500	289,989
Central Japan Railway Company	13,800	2,259,056
Chubu Electric Power Company, Inc.	62,200	820,427
Chugai Pharmaceutical Company, Ltd.	21,800	727,594
Concordia Financial Group, Ltd.	112,000	596,318
Credit Saison Company, Ltd.	14,000	265,960
CYBERDYNE, Inc. (I)(L)	10,800	169,131
Dai Nippon Printing Company, Ltd.	51,000	555,225
Dai-ichi Life Holdings, Inc.	104,800	1,970,636
Daicel Corp.	27,700	336,252
Daiichi Sankyo Company, Ltd.	58,100	1,324,861
Daikin Industries, Ltd.	22,600	2,144,867
Daito Trust Construction Company, Ltd.	6,700	937,317
Daiwa House Industry Company, Ltd.	54,600	1,498,402
Daiwa House REIT Investment Corp.	129	335,457
Daiwa Securities Group, Inc.	161,000	1,020,638
DeNA Company, Ltd.	10,000	225,129
Denso Corp.	45,900	2,040,764
Dentsu, Inc.	20,900	1,159,681
Don Quijote Holdings Company, Ltd.	11,300	400,537
East Japan Railway Company	31,800	2,876,883
Eisai Company, Ltd.	24,300	1,364,133
Electric Power Development Company, Ltd.	14,000	329,221
FamilyMart UNY Holdings Company, Ltd.	8,000	488,248
FANUC Corp.	18,600	3,652,947
Fast Retailing Company, Ltd.	5,100	1,612,556
Fuji Electric Company, Ltd.	53,000	292,736
Fuji Heavy Industries, Ltd.	59,200	2,215,107
FUJIFILM Holdings Corp.	41,900	1,620,795
Fujitsu, Ltd.	181,000	1,051,213
Fukuoka Financial Group, Inc.	73,000	340,687
Hakuhodo DY Holdings, Inc.	19,900	244,960
Hamamatsu Photonics KK	13,600	400,615
Hankyu Hanshin Holdings, Inc.	22,700	760,519
Hikari Tsushin, Inc.	2,100	205,516
Hino Motors, Ltd.	24,900	288,809
Hirose Electric Company, Ltd.	3,000	402,533
Hisamitsu Pharmaceutical Company, Inc.	5,800	311,980
Hitachi Chemical Company, Ltd.	10,300	290,635
Hitachi Construction Machinery Company, Ltd.	10,600	246,293
Hitachi High-Technologies Corp.	6,500	270,755
Hitachi Metals, Ltd.	20,200	287,530
Hitachi, Ltd.	465,000	2,559,747
Hokuriku Electric Power Company	16,400	162,230
Honda Motor Company, Ltd.	156,600	4,851,054
Hoshizaki Corp., Ltd.	4,700	372,638
Hoya Corp.	38,300	1,734,043
Hulic Company, Ltd.	27,900	265,642
Idemitsu Kosan Company, Ltd.	8,100	260,995
IHI Corp. (I)	141,000	438,410
Iida Group Holdings Company, Ltd.	14,100	238,659

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Inpex Corp.	89,800	$892,899
Isetan Mitsukoshi Holdings, Ltd.	31,900	408,542
Isuzu Motors, Ltd.	56,600	756,432
ITOCHU Corp.	143,900	2,083,882
J Front Retailing Company, Ltd. (L)	23,200	356,494
Japan Airlines Company, Ltd.	11,400	372,543
Japan Airport Terminal Company, Ltd. (L)	4,600	160,884
Japan Exchange Group, Inc.	49,900	689,430
Japan Post Bank Company, Ltd.	38,900	487,408
Japan Post Holdings Company, Ltd.	46,100	591,308
Japan Prime Realty Investment Corp.	75	297,917
Japan Real Estate Investment Corp.	123	677,935
Japan Retail Fund Investment Corp.	238	478,725
Japan Tobacco, Inc.	105,600	3,532,872
JFE Holdings, Inc.	49,900	943,286
JGC Corp.	19,800	354,998
JSR Corp.	18,000	307,872
JTEKT Corp.	21,300	361,528
JX Holdings, Inc.	203,800	971,539
Kajima Corp.	86,000	560,520
Kakaku.com, Inc.	13,000	187,890
Kamigumi Company, Ltd.	23,000	215,812
Kaneka Corp.	28,000	219,026
Kansai Electric Power Company, Inc. (I)	68,300	757,454
Kansai Paint Company, Ltd.	20,600	401,040
Kao Corp.	48,300	2,494,927
Kawasaki Heavy Industries, Ltd.	136,000	426,182
KDDI Corp.	175,900	4,596,711
Keihan Holdings Company, Ltd.	47,000	297,079
Keikyu Corp.	45,000	495,543
Keio Corp.	54,000	424,729
Keisei Electric Railway Company, Ltd.	12,900	305,961
Keyence Corp.	9,400	3,634,808
Kikkoman Corp.	14,000	421,921
Kintetsu Group Holdings Company, Ltd.	170,000	631,658
Kirin Holdings Company, Ltd.	78,800	1,359,433
Kobe Steel, Ltd. (I)	29,300	284,305
Koito Manufacturing Company, Ltd. (L)	10,700	551,772
Komatsu, Ltd.	88,900	2,137,051
Konami Holdings Corp.	9,100	384,023
Konica Minolta, Inc.	43,100	415,708
Kose Corp.	3,000	257,357
Kubota Corp.	102,000	1,623,075
Kuraray Company, Ltd.	33,500	508,955
Kurita Water Industries, Ltd.	9,300	221,933
Kyocera Corp.	30,800	1,693,420
Kyowa Hakko Kirin Company, Ltd.	24,500	367,142
Kyushu Electric Power Company, Inc. (I)	40,400	450,257
Kyushu Financial Group, Inc.	34,300	234,740
Lawson, Inc. (L)	6,000	414,093
LINE Corp. (I)	4,000	137,536
Lion Corp.	23,000	397,481
LIXIL Group Corp.	25,200	617,326
M3, Inc.	18,800	477,325
Mabuchi Motor Company, Ltd.	4,700	253,591
Makita Corp.	10,600	733,879
Marubeni Corp.	160,100	1,036,467
Marui Group Company, Ltd.	19,600	270,791
Maruichi Steel Tube, Ltd.	5,000	158,375
Mazda Motor Corp.	55,400	774,653
McDonald’s Holdings Company Japan, Ltd.	6,100	173,722
Mebuki Financial Group, Inc.	89,400	393,696
Medipal Holdings Corp.	16,900	278,886
MEIJI Holdings Company, Ltd.	10,900	872,669
MINEBEA MITSUMI, Inc.	33,700	414,731
COMMON STOCKS (continued)
Japan (continued)
Miraca Holdings, Inc.	5,300	$253,445
MISUMI Group, Inc.	26,000	454,209
Mitsubishi Chemical Holdings Corp.	132,000	1,014,977
Mitsubishi Corp.	145,100	3,275,512
Mitsubishi Electric Corp.	186,000	2,726,927
Mitsubishi Estate Company, Ltd.	120,000	2,339,536
Mitsubishi Gas & Chemicals Company, Inc.	17,400	366,804
Mitsubishi Heavy Industries, Ltd.	310,000	1,223,580
Mitsubishi Logistics Corp.	11,000	157,968
Mitsubishi Materials Corp.	10,600	351,928
Mitsubishi Motors Corp.	63,500	410,362
Mitsubishi Tanabe Pharma Corp.	21,500	442,610
Mitsubishi UFJ Financial Group, Inc.	1,224,400	8,100,351
Mitsubishi UFJ Lease & Finance Company, Ltd.	44,600	246,583
Mitsui & Company, Ltd.	163,800	2,507,375
Mitsui Chemicals, Inc.	88,000	447,808
Mitsui Fudosan Company, Ltd.	86,000	1,945,911
Mitsui OSK Lines, Ltd.	109,000	359,297
Mixi, Inc.	4,500	195,315
Mizuho Financial Group, Inc.	2,315,700	4,321,390
MS&AD Insurance Group Holdings, Inc.	49,600	1,679,792
Murata Manufacturing Company, Ltd.	18,400	2,642,890
Nabtesco Corp.	11,100	308,488
Nagoya Railroad Company, Ltd.	85,000	389,914
NEC Corp.	247,000	615,632
Nexon Company, Ltd.	17,400	289,195
NGK Insulators, Ltd.	25,100	540,386
NGK Spark Plug Company, Ltd.	17,100	387,386
NH Foods, Ltd.	17,000	454,031
Nidec Corp.	22,900	2,139,263
Nikon Corp. (L)	32,200	492,289
Nintendo Company, Ltd.	10,900	2,276,746
Nippon Building Fund, Inc.	133	744,049
Nippon Electric Glass Company, Ltd.	40,000	248,495
Nippon Express Company, Ltd.	79,000	407,612
Nippon Paint Holdings Company, Ltd.	15,600	503,859
Nippon Prologis REIT, Inc.	149	320,110
Nippon Steel & Sumitomo Metal Corp.	77,600	1,907,535
Nippon Telegraph & Telephone Corp.	66,200	2,800,215
Nippon Yusen KK	155,000	341,662
Nissan Chemical Industries, Ltd.	11,800	380,521
Nissan Motor Company, Ltd.	232,100	2,283,728
Nisshin Seifun Group, Inc.	18,500	278,654
Nissin Foods Holdings Company, Ltd.	5,400	302,493
Nitori Holdings Company, Ltd.	7,600	886,140
Nitto Denko Corp.	15,900	1,338,598
NOK Corp.	9,500	217,342
Nomura Holdings, Inc.	350,000	2,261,919
Nomura Real Estate Holdings, Inc.	12,100	205,250
Nomura Real Estate Master Fund, Inc. (L)	372	557,540
Nomura Research Institute, Ltd.	12,400	428,418
NSK, Ltd.	42,400	604,507
NTT Data Corp.	12,100	571,214
NTT DOCOMO, Inc.	132,700	3,152,680
Obayashi Corp.	60,800	565,674
OBIC Company, Ltd.	6,000	279,485
Odakyu Electric Railway Company, Ltd.	28,400	561,462
Oji Holdings Corp.	79,000	378,398
Olympus Corp.	28,200	998,525
Omron Corp.	18,400	790,025
Ono Pharmaceutical Company, Ltd.	39,300	870,255
Oracle Corp. Japan	3,600	209,856
ORIX Corp.	127,600	1,985,466
Osaka Gas Company, Ltd.	178,000	687,443
Otsuka Corp.	5,000	254,307

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Holdings Company, Ltd.	37,400	$1,704,640
Panasonic Corp.	212,400	2,330,716
Park24 Company, Ltd.	9,700	272,564
Pola Orbis Holdings, Inc.	2,300	219,827
Rakuten, Inc.	88,700	879,583
Recruit Holdings Company, Ltd.	35,300	1,732,464
Resona Holdings, Inc.	213,400	1,191,793
Ricoh Company, Ltd.	63,600	554,801
Rinnai Corp.	3,100	250,016
Rohm Company, Ltd.	8,700	561,948
Ryohin Keikaku Company, Ltd.	2,300	486,371
Sankyo Company, Ltd.	4,300	152,207
Santen Pharmaceutical Company, Ltd.	35,400	507,523
SBI Holdings, Inc.	21,300	298,002
Secom Company, Ltd.	20,000	1,458,671
Sega Sammy Holdings, Inc.	18,400	270,813
Seibu Holdings, Inc.	16,000	274,026
Seiko Epson Corp.	26,600	594,959
Sekisui Chemical Company, Ltd.	38,800	640,919
Sekisui House, Ltd.	58,400	933,885
Seven & i Holdings Company, Ltd.	72,300	2,831,284
Seven Bank, Ltd. (L)	57,800	179,536
Sharp Corp. (I)(L)	142,000	419,640
Shimadzu Corp.	22,500	366,567
Shimamura Company, Ltd.	2,100	271,915
Shimano, Inc.	7,100	1,050,276
Shimizu Corp.	53,000	486,148
Shin-Etsu Chemical Company, Ltd.	37,400	3,167,674
Shinsei Bank, Ltd.	168,000	306,510
Shionogi & Company, Ltd.	28,700	1,405,575
Shiseido Company, Ltd.	36,800	968,058
Showa Shell Sekiyu KK	16,700	168,402
SMC Corp.	5,500	1,556,605
SoftBank Group Corp.	92,200	6,878,577
Sohgo Security Services Company, Ltd.	6,800	257,566
Sompo Holdings, Inc.	34,700	1,297,156
Sony Corp.	121,300	3,748,135
Sony Financial Holdings, Inc.	17,600	309,248
Stanley Electric Company, Ltd.	14,200	400,040
Start Today Company, Ltd.	17,300	361,844
Sumitomo Chemical Company, Ltd.	153,000	853,506
Sumitomo Corp.	114,100	1,533,642
Sumitomo Dainippon Pharma Company, Ltd. (L)	15,800	279,099
Sumitomo Electric Industries, Ltd.	72,900	1,187,539
Sumitomo Heavy Industries, Ltd.	53,000	374,584
Sumitomo Metal Mining Company, Ltd.	47,000	652,945
Sumitomo Mitsui Financial Group, Inc.	129,100	5,029,375
Sumitomo Mitsui Trust Holdings, Inc.	32,100	1,151,918
Sumitomo Realty & Development Company, Ltd.	34,000	938,324
Sumitomo Rubber Industries, Ltd.	16,000	263,906
Sundrug Company, Ltd.	3,500	230,432
Suntory Beverage & Food, Ltd.	13,000	545,533
Suruga Bank, Ltd.	16,600	368,227
Suzuken Company, Ltd.	7,500	253,885
Suzuki Motor Corp. (L)	33,100	1,293,702
Sysmex Corp.	14,900	861,509
T&D Holdings, Inc.	56,600	868,004
Taiheiyo Cement Corp.	115,000	403,801
Taisei Corp.	99,000	694,656
Taisho Pharmaceutical Holdings Company, Ltd.	3,400	277,099
Taiyo Nippon Sanso Corp.	13,200	163,983
Takashimaya Company, Ltd. (L)	28,000	251,943
Takeda Pharmaceutical Company, Ltd.	68,200	3,171,625
COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	11,900	$808,958
Teijin, Ltd.	17,600	336,796
Terumo Corp.	32,800	1,137,464
The Bank of Kyoto, Ltd.	30,000	244,402
The Chiba Bank, Ltd.	68,000	475,386
The Chugoku Bank, Ltd.	16,200	258,651
The Chugoku Electric Power Company, Inc.	26,000	286,689
The Hachijuni Bank, Ltd.	40,300	254,458
The Hiroshima Bank, Ltd.	49,000	231,524
The Oriental Land Company, Ltd.	21,000	1,180,434
The Shizuoka Bank, Ltd.	51,000	447,865
The Yokohama Rubber Company, Ltd.	11,100	220,594
THK Company, Ltd.	11,900	306,796
Tobu Railway Company, Ltd.	92,000	471,157
Toho Company, Ltd.	10,700	303,206
Toho Gas Company, Ltd.	36,000	259,481
Tohoku Electric Power Company, Inc.	42,700	548,822
Tokio Marine Holdings, Inc.	66,300	2,905,464
Tokyo Electric Power Company, Inc. (I)	137,800	529,224
Tokyo Electron, Ltd. (L)	15,100	1,506,444
Tokyo Gas Company, Ltd.	186,000	846,597
Tokyo Tatemono Company, Ltd.	19,300	272,440
Tokyu Corp.	102,000	756,203
Tokyu Fudosan Holdings Corp.	48,400	275,965
TonenGeneral Sekiyu KK	27,000	323,640
Toppan Printing Company, Ltd.	51,000	514,144
Toray Industries, Inc. (L)	141,000	1,262,626
Toshiba Corp. (I)(L)	390,000	716,451
TOTO, Ltd.	13,500	519,399
Toyo Seikan Group Holdings, Ltd.	15,300	277,301
Toyo Suisan Kaisha, Ltd.	8,500	312,157
Toyoda Gosei Company, Ltd.	6,100	155,602
Toyota Industries Corp.	15,600	760,795
Toyota Motor Corp.	256,100	14,488,300
Toyota Tsusho Corp.	20,300	605,363
Trend Micro, Inc.	10,600	464,401
Tsuruha Holdings, Inc.	3,400	314,569
Unicharm Corp.	39,000	877,585
United Urban Investment Corp.	273	424,222
USS Company, Ltd.	20,800	356,482
West Japan Railway Company	15,700	1,039,784
Yahoo Japan Corp.	136,600	634,186
Yakult Honsha Company, Ltd.	8,400	459,269
Yamada Denki Company, Ltd. (L)	58,900	300,690
Yamaguchi Financial Group, Inc.	19,000	219,244
Yamaha Corp.	15,900	414,766
Yamaha Motor Company, Ltd. (L)	26,700	616,867
Yamato Holdings Company, Ltd.	33,200	724,702
Yamazaki Baking Company, Ltd.	12,400	248,997
Yaskawa Electric Corp.	24,100	451,319
Yokogawa Electric Corp.	21,500	334,769
		295,077,601
Jersey, Channel Islands – 0.0%
Randgold Resources, Ltd.	9,188	844,965
Jordan – 0.0%
Hikma Pharmaceuticals PLC	14,510	387,108
Luxembourg – 0.2%
ArcelorMittal (I)	161,439	1,420,550
Eurofins Scientific SE (L)	950	405,884
Millicom International Cellular SA	6,771	368,861
RTL Group SA	3,609	277,472
SES SA	31,612	645,532
Tenaris SA (L)	51,015	835,353
		3,953,652

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau – 0.1%
MGM China Holdings, Ltd. (L)	78,400	$142,626
Sands China, Ltd.	205,600	857,414
Wynn Macau, Ltd.	138,800	247,340
		1,247,380
Malaysia – 0.2%
AirAsia BHD	58,100	35,311
Alliance Financial Group BHD	37,700	32,338
AMMB Holdings BHD	69,500	72,426
Astro Malaysia Holdings BHD	65,800	42,251
Axiata Group BHD	109,100	108,788
Berjaya Sports Toto BHD	28,800	18,941
British American Tobacco Malaysia BHD	5,800	63,351
CIMB Group Holdings BHD	122,200	136,684
Dialog Group BHD	104,500	39,523
DiGi.Com BHD	133,000	150,965
Felda Global Ventures Holdings BHD	62,200	26,281
Gamuda BHD	62,400	68,983
Genting BHD	93,200	194,109
Genting Malaysia BHD	125,700	148,593
Genting Plantations BHD	9,500	24,547
Hap Seng Consolidated BHD	24,000	48,825
Hartalega Holdings BHD	25,000	27,334
Hong Leong Bank BHD	19,200	58,664
Hong Leong Financial Group BHD	8,200	27,797
IHH Healthcare BHD	127,600	172,674
IJM Corp. BHD	109,600	82,686
IOI Corp. BHD	91,100	95,944
IOI Properties Group BHD	61,900	29,410
Kuala Lumpur Kepong BHD	16,700	90,698
Lafarge Malaysia BHD	10,900	16,208
Malayan Banking BHD	134,400	260,169
Malaysia Airports Holdings BHD	29,400	42,889
Maxis BHD	69,900	99,259
MISC BHD	47,400	79,050
Petronas Chemicals Group BHD	97,300	158,866
Petronas Dagangan BHD	4,700	25,901
Petronas Gas BHD	27,900	125,783
PPB Group BHD	18,700	69,738
Public Bank BHD	103,700	466,084
RHB Bank BHD	34,000	37,038
SapuraKencana Petroleum BHD (I)	149,700	63,973
Sime Darby BHD	94,400	190,476
Telekom Malaysia BHD	36,500	50,625
Tenaga Nasional BHD	134,300	409,254
UMW Holdings BHD (I)	16,600	20,703
Westports Holdings Bhd	34,800	31,411
YTL Corp. BHD	171,400	59,830
YTL Power International BHD	72,300	24,249
		4,028,629
Malta – 0.0%
Brait SE (I)	18,601	104,386
Mexico – 0.9%
Alfa SAB de CV, Class A	297,300	379,107
America Movil SAB de CV, Series L	3,485,600	2,217,155
Arca Continental SAB de CV	43,900	246,359
Cemex SAB de CV (I)	1,479,900	1,249,240
Coca-Cola Femsa SAB de CV, Series L	52,200	342,925
El Puerto de Liverpool SAB de CV, Series C1 (L)	19,900	138,388
Fibra Uno Administracion SA de CV (L)	270,300	391,361
Fomento Economico Mexicano SAB de CV	193,200	1,557,601
Fresnillo PLC	21,971	403,159
Gentera SAB de CV	103,400	136,741
Gruma SAB de CV, Class B	22,440	294,770
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	37,500	$324,951
Grupo Aeroportuario del Sureste SAB de CV, B Shares	21,880	346,308
Grupo Bimbo SAB de CV, Series A	173,800	410,636
Grupo Carso SAB de CV, Series A1	60,500	256,165
Grupo Financiero Banorte SAB de CV, Series O	262,200	1,304,768
Grupo Financiero Inbursa SAB de CV, Series O	244,200	350,168
Grupo Financiero Santander Mexico SAB de CV, Class B	193,600	290,137
Grupo Lala SAB de CV (L)	62,500	102,904
Grupo Mexico SAB de CV, Series B	399,300	1,209,735
Grupo Televisa SAB	256,000	1,306,662
Industrias Penoles SAB de CV	14,540	344,476
Infraestructura Energetica Nova SAB de CV (L)	56,700	242,869
Kimberly-Clark de Mexico SAB de CV, Class A (L)	159,200	300,706
Mexichem SAB de CV	113,835	268,957
OHL Mexico SAB de CV	80,000	83,936
Promotora y Operadora de Infraestructura SAB de CV (I)	27,875	260,166
Wal-Mart de Mexico SAB de CV	548,300	1,067,045
		15,827,395
Netherlands – 2.0%
ABN AMRO Group NV (S)	11,329	259,581
Aegon NV	79,596	422,339
Akzo Nobel NV	10,015	671,465
Altice NV, Class A (I)	15,379	324,716
Altice NV, Class B (I)	4,114	86,909
ASML Holding NV	14,785	1,797,275
Boskalis Westminster	3,820	139,380
EXOR NV	11,890	563,115
Gemalto NV (L)	3,383	203,745
Heineken Holding NV	3,963	301,179
Heineken NV	9,193	759,227
ING Groep NV (I)	156,214	2,152,098
Koninklijke Ahold Delhaize NV	51,713	1,100,821
Koninklijke DSM NV	7,377	484,923
Koninklijke KPN NV	138,198	390,540
Koninklijke Philips NV	38,644	1,170,907
Koninklijke Vopak NV	2,539	107,527
NN Group NV	13,974	434,850
NXP Semiconductors NV (I)	11,900	1,223,439
QIAGEN NV (I)	20,436	581,201
Randstad Holding NV	4,817	280,543
Royal Dutch Shell PLC, A Shares	432,328	11,187,677
Royal Dutch Shell PLC, B Shares	375,426	10,162,245
Wolters Kluwer NV	12,216	500,691
		35,306,393
New Zealand – 0.1%
Auckland International Airport, Ltd.	72,363	382,132
Contact Energy, Ltd.	51,629	181,744
Fletcher Building, Ltd.	52,940	367,790
Mercury NZ, Ltd.	49,008	111,196
Meridian Energy, Ltd.	99,133	192,822
Ryman Healthcare, Ltd.	28,863	184,343
Spark New Zealand, Ltd.	136,404	352,511
		1,772,538
Norway – 0.7%
DNB ASA	152,663	2,502,999
Gjensidige Forsikring ASA	32,939	515,008
Marine Harvest ASA (I)	59,683	1,042,474
Norsk Hydro ASA	208,991	1,183,227

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Orkla ASA	126,832	$1,114,957
Schibsted ASA, A Shares	11,805	311,323
Schibsted ASA, B Shares	13,492	327,358
Statoil ASA (L)	175,385	3,092,248
Telenor ASA	117,274	1,912,198
Yara International ASA	27,710	1,051,973
		13,053,765
Peru – 0.1%
Cia de Minas Buenaventura SAA, ADR	13,900	170,970
Credicorp, Ltd.	5,053	831,825
Southern Copper Corp.	6,100	223,626
		1,226,421
Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	181,370	265,172
Aboitiz Power Corp.	135,800	116,009
Alliance Global Group, Inc.	171,200	43,260
Ayala Corp.	22,790	357,469
Ayala Land, Inc.	684,800	481,010
Bank of the Philippine Islands	61,280	114,622
BDO Unibank, Inc.	178,810	410,781
DMCI Holdings, Inc.	365,600	92,176
Energy Development Corp.	854,500	100,250
Globe Telecom, Inc.	3,060	111,351
GT Capital Holdings, Inc.	7,135	171,510
International Container Terminal Services, Inc.	45,020	67,948
JG Summit Holdings, Inc.	265,390	409,454
Jollibee Foods Corp.	38,100	152,961
Megaworld Corp.	1,144,000	82,755
Metro Pacific Investments Corp.	1,274,600	172,410
Metropolitan Bank & Trust Company	56,240	90,664
PLDT, Inc.	8,995	261,185
Robinsons Land Corp.	141,800	66,765
Security Bank Corp.	9,040	35,974
SM Investments Corp.	21,770	287,107
SM Prime Holdings, Inc.	778,400	455,179
Universal Robina Corp.	78,580	250,232
		4,596,244
Poland – 0.2%
Alior Bank SA (I)	4,149	66,733
Bank Handlowy w Warszawie SA	1,882	36,483
Bank Millennium SA (I)	26,363	44,222
Bank Pekao SA	8,114	279,045
Bank Zachodni WBK SA	1,836	158,496
CCC SA	1,463	81,069
Cyfrowy Polsat SA (I)	10,742	61,183
Eurocash SA	3,249	26,530
Grupa Azoty SA	1,894	32,295
Grupa Lotos SA (I)	4,507	53,877
Jastrzebska Spolka Weglowa SA (I)	3,200	54,820
KGHM Polska Miedz SA	7,157	226,597
LPP SA	65	90,459
mBank SA (I)	740	72,114
Orange Polska SA	36,055	41,919
PGE Polska Grupa Energetyczna SA	44,240	129,100
Polski Koncern Naftowy ORLEN SA	16,758	388,048
Polskie Gornictwo Naftowe i Gazownictwo SA	91,431	140,462
Powszechna Kasa Oszczednosci Bank Polski SA (I)	45,592	372,967
Powszechny Zaklad Ubezpieczen SA	31,652	280,617
Synthos SA	28,552	41,300
Tauron Polska Energia SA (I)	60,835	44,864
		2,723,200
COMMON STOCKS (continued)
Portugal – 0.1%
EDP – Energias de Portugal SA	231,278	$715,003
Galp Energia SGPS SA	48,902	719,789
Jeronimo Martins SGPS SA	24,351	391,799
		1,826,591
Romania – 0.0%
New Europe Property Investments PLC	12,680	142,763
Singapore – 0.4%
Ascendas Real Estate Investment Trust	102,900	183,433
CapitaLand Commercial Trust	92,500	102,882
CapitaLand Mall Trust	94,500	132,726
CapitaLand, Ltd.	108,000	280,107
City Developments, Ltd.	16,400	110,701
ComfortDelGro Corp., Ltd.	90,600	159,395
DBS Group Holdings, Ltd.	73,600	982,931
Genting Singapore PLC	263,800	186,104
Global Logistic Properties, Ltd.	114,100	216,342
Golden Agri-Resources, Ltd.	296,800	80,336
Hutchison Port Holdings Trust	235,200	89,323
Jardine Cycle & Carriage, Ltd.	4,200	127,975
Keppel Corp., Ltd.	61,600	298,940
Oversea-Chinese Banking Corp., Ltd.	129,200	871,366
SATS, Ltd.	27,000	96,324
Sembcorp Industries, Ltd.	40,500	92,380
Sembcorp Marine, Ltd.	2,800	3,552
Singapore Airlines, Ltd.	21,300	151,112
Singapore Exchange, Ltd.	34,200	182,870
Singapore Press Holdings, Ltd. (L)	60,400	150,730
Singapore Technologies Engineering, Ltd.	66,900	175,597
Singapore Telecommunications, Ltd.	330,560	928,316
StarHub, Ltd.	21,600	44,334
Suntec Real Estate Investment Trust	89,900	110,904
United Overseas Bank, Ltd.	53,700	822,817
UOL Group, Ltd.	22,300	104,761
Wilmar International, Ltd.	81,600	211,584
		6,897,842
South Africa – 1.0%
Anglo American Platinum, Ltd. (I)	3,076	71,031
AngloGold Ashanti, Ltd.	21,922	241,705
Aspen Pharmacare Holdings, Ltd.	20,646	445,789
Barclays Africa Group, Ltd.	23,384	270,617
Bid Corp., Ltd.	18,786	376,200
Capitec Bank Holdings, Ltd.	2,247	124,042
Coronation Fund Managers, Ltd.	13,009	66,725
Discovery, Ltd.	22,336	209,270
Exxaro Resources, Ltd.	8,519	70,014
FirstRand, Ltd.	192,486	728,041
Fortress Income Fund, Ltd.	44,123	117,215
Fortress Income Fund, Ltd., Class A	52,884	70,131
Gold Fields, Ltd.	44,263	134,919
Growthpoint Properties, Ltd.	119,875	241,745
Hyprop Investments, Ltd.	14,478	138,330
Impala Platinum Holdings, Ltd. (I)	32,858	110,014
Imperial Holdings, Ltd.	8,435	107,424
Investec PLC	65,606	470,470
Investec, Ltd.	13,094	91,970
Liberty Holdings, Ltd.	8,909	75,317
Life Healthcare Group Holdings, Ltd.	50,733	129,494
Massmart Holdings, Ltd.	6,591	75,315
Mediclinic International PLC (L)	36,533	335,933
MMI Holdings, Ltd.	71,597	134,147
Mondi PLC	36,508	850,915
Mondi, Ltd.	6,254	143,477
Mr. Price Group, Ltd.	13,985	181,119
MTN Group, Ltd.	94,168	859,202

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., N Shares	24,823	$3,968,350
Nedbank Group, Ltd.	11,446	213,424
Netcare, Ltd.	50,855	123,382
Pick n Pay Stores, Ltd.	21,617	114,379
Pioneer Foods, Ltd.	6,393	79,851
PSG Group, Ltd.	5,375	102,979
Rand Merchant Investment Holdings, Ltd.	46,884	143,585
Redefine Properties, Ltd.	280,054	231,993
Remgro, Ltd.	30,117	512,590
Resilient REIT, Ltd.	15,118	138,351
RMB Holdings, Ltd.	41,315	199,512
Sanlam, Ltd.	83,843	432,889
Sappi, Ltd.	30,461	189,782
Sasol, Ltd.	31,500	896,048
Shoprite Holdings, Ltd.	23,915	345,114
Sibanye Gold, Ltd.	40,431	82,837
Standard Bank Group, Ltd.	73,780	804,063
Steinhoff International Holdings NV	169,103	900,534
Telkom SA SOC, Ltd.	15,935	82,772
The Bidvest Group, Ltd.	18,386	217,213
The Foschini Group, Ltd.	11,622	143,727
The SPAR Group, Ltd.	10,073	137,000
Tiger Brands, Ltd.	8,955	285,139
Truworths International, Ltd.	25,224	167,444
Tsogo Sun Holdings, Ltd.	21,301	44,819
Vodacom Group, Ltd.	19,305	218,023
Woolworths Holdings, Ltd.	54,889	292,752
		17,939,123
South Korea – 2.7%
Amorepacific Corp.	2,606	693,346
AMOREPACIFIC Group	2,271	261,014
BGF retail Company, Ltd.	1,614	145,429
BNK Financial Group, Inc.	21,442	164,541
Celltrion, Inc. (I)	6,426	576,606
Cheil Worldwide, Inc.	5,923	99,209
CJ CheilJedang Corp.	616	198,446
CJ Corp.	1,148	174,952
CJ E&M Corp.	1,659	114,512
CJ Korea Express Corp. (I)	480	73,154
Coway Company, Ltd.	4,357	344,472
Daelim Industrial Company, Ltd.	2,346	173,275
Daewoo Engineering & Construction Company, Ltd. (I)	9,473	51,373
DGB Financial Group, Inc.	13,044	119,914
Dongbu Insurance Company, Ltd.	4,136	223,308
Dongsuh Companies, Inc.	2,861	64,449
Doosan Heavy Industries and Construction Company, Ltd.	4,229	91,662
E-MART, Inc.	1,563	287,241
GS Engineering & Construction Corp. (I)	4,421	116,355
GS Holdings Corp.	4,192	205,438
GS Retail Company, Ltd.	1,998	92,836
Hana Financial Group, Inc.	23,910	744,836
Hankook Tire Company, Ltd.	5,944	313,966
Hanmi Pharm Company, Ltd. (I)	441	125,130
Hanmi Science Company, Ltd. (I)	929	53,844
Hanon Systems	14,918	120,713
Hanssem Company, Ltd.	872	171,061
Hanwha Life Insurance Company, Ltd.	19,678	113,245
Hanwha Techwin Company, Ltd. (I)	3,100	120,369
Hotel Shilla Company, Ltd.	2,654	119,839
Hyosung Corp.	1,672	194,124
Hyundai Department Store Company, Ltd.	1,165	102,404
Hyundai Development Company	4,837	187,126
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	5,826	$245,899
Hyundai Glovis Company, Ltd.	1,485	201,424
Hyundai Heavy Industries Company, Ltd. (I)	3,412	495,313
Hyundai Marine & Fire Insurance Company, Ltd.	5,334	152,845
Hyundai Mobis Company, Ltd.	5,462	1,231,132
Hyundai Motor Company	12,317	1,626,278
Hyundai Steel Company	6,469	356,964
Hyundai Wia Corp.	1,168	69,052
Industrial Bank of Korea	19,897	217,201
Kakao Corp.	2,587	195,219
Kangwon Land, Inc.	9,547	298,196
KB Financial Group, Inc.	32,004	1,321,122
KCC Corp.	482	147,525
KEPCO Plant Service & Engineering Company, Ltd.	1,658	89,176
Kia Motors Corp.	21,061	711,919
Korea Aerospace Industries, Ltd.	5,581	287,542
Korea Electric Power Corp.	20,770	799,164
Korea Gas Corp. (I)	2,481	107,239
Korea Investment Holdings Company, Ltd.	3,150	131,843
Korea Zinc Company, Ltd.	664	244,189
Korean Air Lines Company, Ltd. (I)	3,115	79,528
KT Corp.	142	3,823
KT&G Corp.	9,378	849,055
Kumho Petrochemical Company, Ltd.	1,632	110,622
LG Chem, Ltd.	3,721	930,375
LG Corp.	7,674	425,778
LG Display Company, Ltd.	18,778	454,896
LG Electronics, Inc.	8,603	454,307
LG Household & Health Care, Ltd.	755	585,920
LG Innotek Company, Ltd.	1,245	132,044
LG Uplus Corp.	17,626	199,349
Lotte Chemical Corp.	1,259	405,641
Lotte Chilsung Beverage Company, Ltd.	52	69,362
Lotte Confectionery Company, Ltd.	484	83,523
Lotte Shopping Company, Ltd.	915	186,929
Mirae Asset Daewoo Company, Ltd.	30,103	237,353
NAVER Corp.	2,255	1,546,041
NCSoft Corp.	1,427	345,493
NH Investment & Securities Company, Ltd.	12,686	129,994
OCI Company, Ltd.	1,484	116,747
Orion Corp.	300	189,145
Ottogi Corp.	95	62,773
POSCO	5,973	1,493,604
Posco Daewoo Corp.	4,064	88,140
S-1 Corp.	1,430	115,019
S-Oil Corp.	3,646	278,322
Samsung Biologics Company, Ltd. (I)	1,375	199,867
Samsung C&T Corp.	6,131	665,951
Samsung Card Company, Ltd.	2,652	99,194
Samsung Electro-Mechanics Company, Ltd.	4,362	225,440
Samsung Electronics Company, Ltd.	7,954	13,517,295
Samsung Fire & Marine Insurance Company, Ltd.	2,743	618,148
Samsung Heavy Industries Company, Ltd. (I)	20,624	203,842
Samsung Life Insurance Company, Ltd.	5,871	555,414
Samsung SDI Company, Ltd.	4,430	504,619
Samsung SDS Company, Ltd.	2,813	323,300
Samsung Securities Company, Ltd.	4,768	139,559
Shinhan Financial Group Company, Ltd.	34,293	1,410,850
Shinsegae, Inc.	543	95,779
SK Holdings Company, Ltd.	3,682	709,511
SK Hynix, Inc.	46,816	1,929,049

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Innovation Company, Ltd.	5,212	$710,929
SK Networks Company, Ltd.	10,220	66,920
SK Telecom Company, Ltd.	1,614	329,952
Woori Bank	24,609	289,255
Yuhan Corp.	749	148,199
		47,884,287
Spain – 2.3%
Abertis Infraestructuras SA	67,473	988,527
ACS Actividades de Construccion y Servicios SA	20,108	630,381
Aena SA (S)	7,112	1,015,931
Amadeus IT Group SA	46,157	2,143,571
Banco Bilbao Vizcaya Argentaria SA	697,060	4,541,328
Banco de Sabadell SA	560,988	823,485
Banco Popular Espanol SA (I)(L)	357,940	316,354
Banco Santander SA	1,546,715	8,411,933
Bankia SA	490,375	483,407
Bankinter SA	69,591	536,177
CaixaBank SA	349,553	1,218,120
Distribuidora Internacional de Alimentacion SA	65,906	365,298
Enagas SA	23,506	576,701
Endesa SA	33,258	707,377
Ferrovial SA	51,544	976,466
Gas Natural SDG SA	37,120	721,493
Grifols SA	31,480	687,933
Iberdrola SA	584,235	3,879,193
Industria de Diseno Textil SA	115,504	3,701,431
Mapfre SA	126,428	390,667
Red Electrica Corp. SA	45,240	816,669
Repsol SA	119,442	1,766,943
Telefonica SA	493,078	5,019,517
Zardoya Otis SA	19,390	154,539
		40,873,441
Sweden – 2.1%
Alfa Laval AB	29,102	525,699
Assa Abloy AB, B Shares	101,745	1,974,339
Atlas Copco AB, A Shares	68,383	2,233,829
Atlas Copco AB, B Shares	39,332	1,160,755
Boliden AB	27,878	848,907
Electrolux AB, Series B	24,016	635,937
Getinge AB, B Shares	20,500	347,452
Hennes & Mauritz AB, B Shares	95,845	2,526,990
Hexagon AB, B Shares	26,143	1,054,075
Husqvarna AB, B Shares	42,672	365,059
ICA Gruppen AB	7,793	252,847
Industrivarden AB, C Shares	16,877	333,657
Investor AB, B Shares	46,285	1,832,908
Kinnevik AB, B Shares	23,533	635,272
L E Lundbergforetagen AB, B Shares	3,700	239,680
Lundin Petroleum AB (I)	18,226	373,062
Nordea Bank AB	306,505	3,583,637
Sandvik AB	108,225	1,469,093
Securitas AB, B Shares	31,232	475,839
Skandinaviska Enskilda Banken AB, A Shares	152,768	1,745,590
Skanska AB, B Shares	34,207	814,166
SKF AB, B Shares	39,872	757,640
Svenska Cellulosa AB, B Shares	60,939	1,869,247
Svenska Handelsbanken AB, A Shares	153,428	2,130,296
Swedbank AB, A Shares	91,198	2,247,075
Swedish Match AB	18,951	589,584
Tele2 AB, B Shares	35,705	318,809
Telefonaktiebolaget LM Ericsson, B Shares	310,406	2,014,023
Telia Company AB	262,629	1,054,473
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares	155,906	$2,031,409
		36,441,349
Switzerland – 7.7%
ABB, Ltd.	215,870	4,876,563
Actelion, Ltd. (I)	11,143	2,998,371
Adecco Group AG	18,669	1,342,425
Aryzta AG (I)	9,908	320,484
Baloise Holding AG	6,079	791,170
Barry Callebaut AG (I)	244	315,627
Chocoladefabriken Lindt & Spruengli AG	12	777,331
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	115	652,131
Cie Financiere Richemont SA	59,853	4,408,723
Coca-Cola HBC AG (I)	18,131	437,666
Credit Suisse Group AG (I)	228,026	3,440,242
Dufry AG (I)	5,237	755,260
EMS-Chemie Holding AG	890	506,403
Galenica AG	442	518,465
Geberit AG	4,200	1,817,850
Givaudan SA	1,050	1,906,773
Glencore PLC (I)	1,225,978	4,887,435
Julius Baer Group, Ltd. (I)	25,692	1,256,537
Kuehne + Nagel International AG	6,086	866,504
LafargeHolcim, Ltd. (I)	52,343	2,977,139
Lonza Group AG (I)	6,064	1,116,748
Nestle SA	356,564	26,313,774
Novartis AG	255,907	19,984,267
Pargesa Holding SA	3,793	250,030
Partners Group Holding AG	1,969	1,030,007
Roche Holding AG	80,509	19,596,254
Schindler Holding AG	2,173	416,093
Schindler Holding AG (Swiss Stock Exchange)	4,716	912,004
SGS SA	621	1,319,409
Sika AG	246	1,384,423
Sonova Holding AG	6,011	789,652
STMicroelectronics NV	56,392	860,034
Swiss Life Holding AG (I)	3,866	1,216,159
Swiss Prime Site AG (I)	7,911	687,018
Swiss Re AG	37,701	3,372,195
Swisscom AG	2,921	1,285,781
Syngenta AG	10,588	4,563,632
The Swatch Group AG	5,750	372,536
The Swatch Group AG (Swiss Stock Exchange)	3,530	1,174,145
UBS Group AG	419,675	6,469,645
Wolseley PLC	25,359	1,547,298
Zurich Insurance Group AG	17,446	4,814,630
		135,328,833
Taiwan – 3.9%
Acer, Inc. (I)	384,000	184,404
Advanced Semiconductor Engineering, Inc.	834,000	1,040,533
Advantech Company, Ltd.	42,000	357,848
Asia Cement Corp.	305,000	301,632
Asia Pacific Telecom Company, Ltd. (I)	271,000	90,781
Asustek Computer, Inc.	92,000	830,105
AU Optronics Corp.	1,147,000	454,490
Casetek Holdings, Ltd.	19,000	64,236
Catcher Technology Company, Ltd.	87,000	725,931
Cathay Financial Holding Company, Ltd.	1,103,000	1,731,323
Chailease Holding Company, Ltd.	135,000	289,524
Chang Hwa Commercial Bank, Ltd.	623,000	372,108
Cheng Shin Rubber Industry Company, Ltd.	255,000	542,006
Chicony Electronics Company, Ltd.	69,000	162,494
China Airlines, Ltd.	346,000	113,751
China Development Financial Holding Corp.	1,758,000	463,107

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Life Insurance Company, Ltd.	486,000	$476,718
China Steel Corp.	1,550,000	1,300,957
Chunghwa Telecom Company, Ltd.	495,000	1,641,267
Compal Electronics, Inc.	552,000	345,579
CTBC Financial Holding Company, Ltd.	2,308,000	1,377,374
Delta Electronics, Inc.	257,000	1,429,773
E.Sun Financial Holding Company, Ltd.	1,022,000	620,402
Eclat Textile Company, Ltd.	25,000	250,089
Eva Airways Corp.	267,000	132,737
Evergreen Marine Corp Taiwan, Ltd. (I)	221,000	104,426
Far Eastern New Century Corp.	413,000	368,628
Far EasTone Telecommunications Company, Ltd.	203,000	488,287
Feng TAY Enterprise Company, Ltd.	44,000	186,636
First Financial Holding Company, Ltd.	1,230,000	726,079
Formosa Chemicals & Fibre Corp.	427,000	1,350,154
Formosa Petrochemical Corp.	150,000	521,821
Formosa Plastics Corp.	546,000	1,644,574
Formosa Taffeta Company, Ltd.	94,000	95,345
Foxconn Technology Company, Ltd.	122,000	364,208
Fubon Financial Holding Company, Ltd.	883,000	1,430,923
Giant Manufacturing Company, Ltd.	37,000	228,190
Highwealth Construction Corp.	109,000	177,270
Hiwin Technologies Corp.	28,000	178,338
Hon Hai Precision Industry Company, Ltd.	2,036,000	5,924,687
Hotai Motor Company, Ltd.	33,000	377,106
HTC Corp. (I)	88,000	225,397
Hua Nan Financial Holdings Company, Ltd.	940,000	517,005
Innolux Corp.	1,179,000	480,384
Inventec Corp.	333,000	247,346
Largan Precision Company, Ltd.	13,000	1,929,369
Lite-On Technology Corp.	280,000	468,921
MediaTek, Inc.	197,000	1,435,614
Mega Financial Holding Company, Ltd.	1,427,000	1,110,690
Merida Industry Company, Ltd.	28,000	142,680
Micro-Star International Company, Ltd.	91,000	211,061
Nan Ya Plastics Corp.	630,000	1,528,966
Nanya Technology Corp.	89,000	132,427
Nien Made Enterprise Company, Ltd.	20,000	195,403
Novatek Microelectronics Corp.	75,000	280,854
OBI Pharma, Inc. (I)	15,000	171,266
Pegatron Corp.	256,000	674,086
Phison Electronics Corp.	19,000	166,916
Pou Chen Corp.	290,000	393,561
Powertech Technology, Inc.	86,000	249,491
President Chain Store Corp.	75,000	550,349
Quanta Computer, Inc.	357,000	739,022
Realtek Semiconductor Corp.	59,000	219,463
Ruentex Development Company, Ltd. (I)	109,000	137,104
Ruentex Industries, Ltd.	75,000	142,131
Shin Kong Financial Holding Company, Ltd. (I)	1,163,000	313,816
Siliconware Precision Industries Company	244,000	384,382
SinoPac Financial Holdings Company, Ltd.	1,299,000	395,224
Standard Foods Corp.	51,000	127,830
Synnex Technology International Corp.	184,000	202,119
TaiMed Biologics, Inc. (I)	21,000	125,573
Taishin Financial Holding Company, Ltd.	1,095,000	433,066
Taiwan Business Bank	411,000	112,486
Taiwan Cement Corp.	439,000	537,484
Taiwan Cooperative Financial Holding Company, Ltd.	974,000	464,358
Taiwan Fertilizer Company, Ltd.	89,000	123,070
Taiwan Mobile Company, Ltd.	208,000	730,375
Taiwan Semiconductor Manufacturing Company, Ltd.	3,237,816	19,836,597
COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	246,000	$221,553
Transcend Information, Inc.	25,000	70,262
Uni-President Enterprises Corp.	635,000	1,127,697
United Microelectronics Corp.	1,553,000	643,883
Vanguard International Semiconductor Corp.	119,000	235,032
Wistron Corp.	323,000	270,572
WPG Holdings Company, Ltd.	192,000	243,580
Yuanta Financial Holdings Company, Ltd.	1,275,000	539,353
Yulon Motor Company, Ltd.	103,000	95,872
Zhen Ding Technology Holding, Ltd.	55,000	136,924
		69,186,455
Thailand – 0.9%
Advanced Info Service PCL, Foreign Shares	177,500	848,325
Airports of Thailand PCL, Foreign Shares	708,000	785,550
Bangkok Bank PCL, Foreign Shares	40,200	221,876
Bangkok Dusit Medical Services PCL, Foreign Shares	679,000	390,601
Bangkok Expressway & Metro PCL	1,111,400	224,247
Banpu PCL, Foreign Shares	270,200	151,565
BEC World PCL, Foreign Shares	178,000	80,025
Berli Jucker PCL, Foreign Shares	179,500	236,399
BTS Group Holdings PCL, Foreign Shares	912,200	214,004
Bumrungrad Hospital PCL, Foreign Shares	52,100	262,599
Central Pattana PCL, Foreign Shares	179,700	282,834
Central Pattana PCL, NVDR	38,800	61,068
Charoen Pokphand Foods PCL, Foreign Shares	421,300	337,509
CP ALL PCL, Foreign Shares	803,000	1,379,286
Delta Electronics Thailand PCL, Foreign Shares	298,000	789,130
Electricity Generating PCL, Foreign Shares	23,700	140,219
Energy Absolute PCL, Foreign Shares	193,600	138,528
Glow Energy PCL, Foreign Shares	81,900	182,726
Home Product Center PCL, Foreign Shares	629,800	177,676
Indorama Ventures PCL, Foreign Shares	154,200	156,706
IRPC PCL, Foreign Shares	1,566,600	222,220
Kasikornbank PCL, Foreign Shares	285,700	1,555,969
KCE Electronics PCL, Foreign Shares	55,900	157,108
Krung Thai Bank PCL, Foreign Shares	607,800	340,896
Minor International PCL, Foreign Shares	361,500	354,109
PTT Exploration & Production PCL, Foreign Shares	225,100	599,008
PTT Global Chemical PCL, Foreign Shares	336,400	686,002
PTT PCL	187,400	2,131,056
Robinson Department Store PCL, Foreign Shares	85,800	151,164
Siam Cement PCL, Foreign Shares	67,600	997,566
Siam Commercial Bank PCL, Foreign Shares	286,600	1,261,290
Thai Oil PCL, Foreign Shares	129,100	277,936
Thai Union Group PCL, Foreign Shares	302,100	175,318
TMB Bank PCL, Foreign Shares	1,866,200	130,314
True Corp. PCL, Foreign Shares	1,725,900	308,762
		16,409,591
Turkey – 0.3%
Akbank TAS	233,351	555,962
Anadolu Efes Biracilik Ve Malt Sanayii AS	23,164	125,906
Arcelik AS	25,599	146,660
BIM Birlesik Magazalar AS	22,699	326,316
Coca-Cola Icecek AS	7,824	75,288
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	212,425	182,255
Eregli Demir ve Celik Fabrikalari TAS	151,288	246,322
Ford Otomotiv Sanayi AS	7,191	72,275
Haci Omer Sabanci Holding AS	95,102	262,397
KOC Holding AS	69,953	284,363
Petkim Petrokimya Holding AS	70,347	83,328
TAV Havalimanlari Holding AS	18,804	78,217

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	13,078	$97,454
Tupras Turkiye Petrol Rafinerileri AS	12,590	294,073
Turk Hava Yollari AO (I)	55,809	83,533
Turk Telekomunikasyon AS	60,642	95,771
Turkcell Iletisim Hizmetleri AS (I)	95,785	312,601
Turkiye Garanti Bankasi AS	243,415	574,603
Turkiye Halk Bankasi AS	69,402	214,411
Turkiye Is Bankasi, Class C	162,012	281,192
Turkiye Sise ve Cam Fabrikalari AS	77,957	83,780
Turkiye Vakiflar Bankasi TAO, Class D	81,828	118,807
Ulker Biskuvi Sanayi AS	17,412	88,172
Yapi ve Kredi Bankasi AS (I)	83,152	87,684
		4,771,370
United Kingdom – 11.0%
3i Group PLC	99,167	847,347
Aberdeen Asset Management PLC	94,559	324,743
Admiral Group PLC	22,031	499,681
Anglo American PLC (I)	140,955	2,213,194
Ashtead Group PLC	50,035	1,029,609
Associated British Foods PLC	35,538	1,154,975
AstraZeneca PLC	126,608	7,296,417
Auto Trader Group PLC (S)	98,283	481,854
Aviva PLC	413,143	2,550,284
Babcock International Group PLC	25,457	299,298
BAE Systems PLC	317,783	2,487,776
Barclays PLC	1,695,508	4,765,530
Barratt Developments PLC	99,959	634,785
Berkeley Group Holdings PLC	13,130	479,872
BP PLC	1,879,966	10,600,495
British American Tobacco PLC	186,665	11,790,598
BT Group PLC	844,212	3,411,508
Bunzl PLC	32,900	920,827
Burberry Group PLC	44,256	947,601
Capita PLC	66,838	467,131
Centrica PLC	544,784	1,534,649
CNH Industrial NV	112,069	1,037,899
Cobham PLC	171,029	254,406
Coca-Cola European Partners PLC	8,582	299,584
Compass Group PLC	164,553	3,057,057
Croda International PLC	12,772	556,005
Diageo PLC	252,001	7,105,128
Direct Line Insurance Group PLC	141,749	604,145
Dixons Carphone PLC	97,603	367,066
easyJet PLC	16,329	192,658
Fiat Chrysler Automobiles NV (I)	99,167	1,084,481
G4S PLC	154,143	501,569
GKN PLC	169,040	755,244
GlaxoSmithKline PLC	487,853	9,982,887
Hammerson PLC	77,926	568,920
Hargreaves Lansdown PLC	26,257	434,671
HSBC Holdings PLC	1,991,657	15,997,138
IMI PLC	27,127	417,895
Imperial Brands PLC	95,893	4,514,183
Inmarsat PLC	44,727	395,196
InterContinental Hotels Group PLC	18,721	882,146
International Consolidated Airlines Group SA	90,943	604,149
Intertek Group PLC	15,957	698,621
Intu Properties PLC (L)	94,166	334,961
ITV PLC	360,934	907,056
J Sainsbury PLC	163,316	542,126
Johnson Matthey PLC	19,192	729,784
Kingfisher PLC	221,988	905,463
Land Securities Group PLC	78,397	1,036,793
Legal & General Group PLC	608,301	1,875,038
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	6,426,394	$5,478,582
London Stock Exchange Group PLC	31,303	1,195,526
Marks & Spencer Group PLC	161,550	670,650
Meggitt PLC	76,748	448,605
Merlin Entertainments PLC (S)	70,405	429,728
National Grid PLC	375,702	4,564,161
Next PLC	13,892	659,999
Old Mutual PLC	500,276	1,354,171
Pearson PLC	82,015	685,124
Persimmon PLC	30,668	784,233
Petrofac, Ltd.	26,015	288,171
Provident Financial PLC	14,621	529,436
Prudential PLC	260,510	5,206,299
Reckitt Benckiser Group PLC	63,221	5,740,439
RELX NV	40,052	709,221
RELX PLC	108,717	2,030,478
Rio Tinto PLC	123,838	5,075,643
Rio Tinto, Ltd.	48,783	2,312,831
Rolls-Royce Holdings PLC (I)	183,367	1,790,886
Royal Bank of Scotland Group PLC (I)	352,364	1,037,067
Royal Mail PLC	88,687	456,449
RSA Insurance Group PLC	104,363	776,231
Schroders PLC	13,618	518,931
Segro PLC	81,180	497,191
Severn Trent PLC	22,901	664,608
Sky PLC	103,895	1,286,160
Smith & Nephew PLC	88,588	1,330,256
Smiths Group PLC	39,257	728,450
SSE PLC	100,949	1,928,763
St. James’s Place PLC	54,757	717,528
Standard Chartered PLC (I)	329,633	2,954,701
Standard Life PLC	202,172	926,585
Tate & Lyle PLC	46,082	425,633
Taylor Wimpey PLC	325,415	726,553
Technipfmc PLC (I)(L)	18,918	610,171
Tesco PLC (I)	822,010	1,920,906
The British Land Company PLC	97,087	743,562
The Sage Group PLC	105,933	848,968
The Weir Group PLC	21,752	508,172
Travis Perkins PLC	24,945	471,674
Unilever NV	65,598	3,105,287
Unilever PLC	128,380	6,090,540
United Utilities Group PLC	66,760	811,256
Vodafone Group PLC	2,660,633	6,663,200
Whitbread PLC	18,244	866,567
William Hill PLC	88,065	288,348
WM Morrison Supermarkets PLC	220,091	661,389
Worldpay Group PLC (S)	175,311	590,269
WPP PLC	128,494	3,023,000
		193,513,041
United States – 0.5%
Carnival PLC	18,885	1,029,257
Shire PLC	90,217	5,439,953
Thomson Reuters Corp.	32,468	1,372,838
Valeant Pharmaceuticals International, Inc. (I)	30,400	432,357
Yum China Holdings, Inc. (I)	22,100	587,639
		8,862,044
TOTAL COMMON STOCKS (Cost $1,518,123,369)		$1,614,583,092
PREFERRED SECURITIES – 1.7%
Brazil – 1.1%
Banco Bradesco SA	378,200	4,044,185

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Braskem SA, A Shares	21,100	$218,652
Centrais Eletricas Brasileiras SA, B Shares (I)	30,800	242,886
Cia Brasileira de Distribuicao	21,500	396,398
Cia Energetica de Minas Gerais	103,300	353,197
Cia Paranaense de Energia, B Shares	14,200	153,262
Gerdau SA	125,400	520,430
Itau Unibanco Holding SA	439,000	5,621,747
Itausa – Investimentos Itau SA	528,600	1,699,586
Lojas Americanas SA	78,100	410,468
Petroleo Brasileiro SA (I)	533,200	2,589,331
Suzano Papel e Celulose SA, A Shares	54,700	236,616
Telefonica Brasil SA	60,800	893,944
Vale SA	262,000	2,644,689
		20,025,391
Chile – 0.0%
Embotelladora Andina SA, B Shares	26,070	99,040
Sociedad Quimica y Minera de Chile SA, B Shares	9,518	298,908
		397,948
Colombia – 0.0%
Bancolombia SA	51,629	481,311
Grupo Aval Acciones y Valores SA	394,424	152,872
Grupo de Inversiones Suramericana SA	11,760	142,562
		776,745
Germany – 0.4%
Bayerische Motoren Werke AG	5,165	384,882
FUCHS PETROLUB SE	6,458	298,746
Henkel AG & Company KGaA	17,229	2,152,443
Porsche Automobil Holding SE	14,790	816,238
Schaeffler AG	16,363	257,740
Volkswagen AG	17,882	2,642,897
		6,552,946
South Korea – 0.2%
Amorepacific Corp.	729	107,935
Hyundai Motor Company	3,049	274,781
Hyundai Motor Company	1,878	162,499
LG Chem, Ltd.	583	91,481
LG Household & Health Care, Ltd.	178	89,371
Samsung Electronics Company, Ltd.	1,415	1,872,882
		2,598,949
TOTAL PREFERRED SECURITIES (Cost $26,683,631)		$30,351,979
EXCHANGE-TRADED FUNDS – 2.0%
iShares MSCI India ETF	755,755	22,423,251
VanEck Vectors Russia ETF	668,916	13,492,036
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,763,155)		$35,915,287
RIGHTS – 0.0%
Advanced Semiconductor Engineering, Inc. (Expiration Date: 03/22/2017; Strike Price: TWD 34.30) (I)	26,048	3,264
IOI Properties Group BHD (Expiration Date: 03/20/2017; Strike Price: MYR 1.38) (I)	15,475	2,544
Itausa- Investimentos Itau SA (Expiration Date: 04/03/2017; Strike Price: BRL 6.10) (I)	8,661	10,969
Korean Air Lines Company, Ltd. (Expiration Date: 03/08/2017; Strike Price: KRW 20,800) (I)	742	5,315
TOTAL RIGHTS (Cost $0)		$22,092
SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust, 0.8372% (W)(Y)	2,932,871	$29,349,532
TOTAL SECURITIES LENDING COLLATERAL (Cost $29,347,896)		$29,349,532
SHORT-TERM INVESTMENTS – 4.1%
U.S. Government Agency – 4.1%
Federal Home Loan Bank Discount Note
0.520%, 04/10/2017*	$61,500,000	61,467,221
Federal Home Loan Bank Discount Note
0.546%, 04/19/2017*	5,000,000	4,996,735
Federal Home Loan Bank Discount Note
0.555%, 05/30/2017*	5,000,000	4,993,250
		71,457,206
TOTAL SHORT-TERM INVESTMENTS (Cost $71,453,855)		$71,457,206
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,680,371,906) – 101.1%		$1,781,679,188
Other assets and liabilities, net – (1.1%)		(18,857,526)
TOTAL NET ASSETS – 100.0%		$1,762,821,662

Currency Abbreviations

BRL	Brazilian Real
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	Taiwan New Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Canadian Dollar Futures	76	Long	Mar 2017	$5,756,329	$5,719,000	($37,329)
Mini MSCI Emerging Markets Index Futures	346	Long	Mar 2017	15,266,907	16,102,840	835,933
Mini MSCI EAFE Index Futures	682	Long	Mar 2017	58,277,084	59,521,550	1,244,466
S&P/Toronto Stock Exchange 60 Index Futures	45	Long	Mar 2017	6,182,869	6,139,814	(43,055)
						$2,000,015

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Australia – 1.4%
Origin Energy, Ltd. (I)	1,909,450	$9,559,068
WorleyParsons, Ltd. (I)(L)	1,434,608	11,682,400
		21,241,468
Belgium – 0.8%
UCB SA	160,390	11,414,356
Canada – 7.4%
Alamos Gold, Inc., Class A (L)	1,019,000	7,367,370
Barrick Gold Corp.	1,141,920	21,216,874
Cenovus Energy, Inc.	750,100	9,487,788
Eldorado Gold Corp. (I)	2,879,300	8,801,354
Ensign Energy Services, Inc.	1,115,400	6,667,878
Precision Drilling Corp. (I)	2,629,100	13,440,437
Silver Wheaton Corp.	1,583,500	30,842,603
Suncor Energy, Inc.	422,500	13,153,422
		110,977,726
China – 8.1%
Baidu, Inc., ADR (I)	170,840	29,748,369
China Life Insurance Company, Ltd., H Shares	4,145,000	12,629,540
China Telecom Corp., Ltd., H Shares	36,877,589	17,343,075
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	6,134,000	15,792,866
Sinopec Engineering Group Company, Ltd., H Shares	16,688,000	15,170,338
Sinopharm Group Company, Ltd., H Shares	2,524,400	11,673,884
Trina Solar, Ltd., ADR (I)(L)	1,745,386	18,326,553
		120,684,625
France – 7.2%
AXA SA	911,517	21,528,235
BNP Paribas SA	561,660	32,862,999
Cie Generale des Etablissements Michelin	112,260	12,639,840
Sanofi	304,346	26,252,314
TOTAL SA	298,882	14,913,016
		108,196,404
Germany – 6.7%
Bayer AG	185,940	20,466,049
Gerresheimer AG	172,650	13,529,476
Innogy SE (I)(S)	396,670	14,239,205
Merck KGaA	137,198	14,978,704
MorphoSys AG (I)	198,850	11,310,180
Siemens AG	124,849	16,230,486
Telefonica Deutschland Holding AG	2,213,560	9,706,394
		100,460,494

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong – 4.7%
China Mobile, Ltd.	1,111,000	$12,254,424
CK Hutchison Holdings, Ltd.	884,000	10,918,847
GCL-Poly Energy Holdings, Ltd. (I)(L)	198,530,000	27,100,034
Haier Electronics Group Company, Ltd.	4,864,000	8,947,178
Kunlun Energy Company, Ltd.	6,860,000	5,959,840
Value Partners Group, Ltd.	5,780,400	5,842,743
		71,023,066
India – 0.8%
Hero MotoCorp, Ltd.	165,335	7,753,311
Jain Irrigation Systems, Ltd.	3,198,361	4,493,557
		12,246,868
Israel – 2.3%
Teva Pharmaceutical Industries, Ltd., ADR	994,695	34,834,219
Italy – 1.3%
Eni SpA	1,266,698	19,541,675
Japan – 7.0%
Kirin Holdings Company, Ltd.	646,700	11,156,669
Nissan Motor Company, Ltd.	2,509,200	24,689,060
SoftBank Group Corp.	560,600	41,823,541
Sumitomo Rubber Industries, Ltd.	726,000	11,974,731
Suntory Beverage & Food, Ltd.	218,600	9,173,341
Toyota Motor Corp.	98,300	5,561,109
		104,378,451
Luxembourg – 0.7%
Tenaris SA	598,917	9,807,055
Mexico – 0.4%
Industrias Penoles SAB de CV	243,547	5,770,021
Netherlands – 8.3%
Aegon NV	4,385,640	23,270,352
Flow Traders (S)	193,744	6,706,917
ING Groep NV (I)	1,197,678	16,499,927
QIAGEN NV (I)	675,310	19,205,845
Royal Dutch Shell PLC, B Shares	1,195,053	32,348,376
SBM Offshore NV	1,650,220	25,400,821
		123,432,238
Norway – 1.5%
Telenor ASA	791,603	12,907,395
Yara International ASA	236,960	8,995,871
		21,903,266

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore – 1.9%
Singapore Telecommunications, Ltd.	2,819,900	$7,919,164
Singapore Telecommunications, Ltd., ADR	8,000	226,280
United Overseas Bank, Ltd.	1,281,600	19,637,288
		27,782,732
South Africa – 0.4%
Petra Diamonds, Ltd. (I)	3,724,970	6,320,995
South Korea – 11.4%
Hana Financial Group, Inc.	1,071,609	33,382,383
Hyundai Mobis Company, Ltd.	92,022	20,741,705
Hyundai Motor Company	92,206	12,174,438
KB Financial Group, Inc., ADR	733,343	30,008,396
Korea Investment Holdings Company, Ltd. (I)	276,241	11,562,075
Posco Daewoo Corp.	668,854	14,506,089
Samsung Electronics Company, Ltd., GDR	56,854	48,151,609
		170,526,695
Sweden – 0.5%
Getinge AB, B Shares	448,971	7,609,549
Switzerland – 6.4%
ABB, Ltd. (I)	798,060	18,028,396
Basilea Pharmaceutica AG (I)(L)	48,490	4,154,523
Credit Suisse Group AG (I)	1,186,961	17,907,751
GAM Holding AG (I)	704,110	7,790,425
Roche Holding AG	134,760	32,801,193
UBS Group AG	933,900	14,396,857
		95,079,145
Taiwan – 2.4%
Catcher Technology Company, Ltd.	1,752,000	14,618,748
Quanta Computer, Inc.	4,817,000	9,971,625
Taiwan Semiconductor Manufacturing Company, Ltd.	1,833,000	11,229,941
		35,820,314
Thailand – 1.4%
Bangkok Bank PCL, Foreign Shares	258,400	1,426,190
Bangkok Bank PCL, NVDR	2,446,200	12,413,124
PTT Exploration & Production PCL, Foreign Shares	2,911,100	7,746,653
		21,585,967
United Kingdom – 12.7%
Aberdeen Asset Management PLC	1,271,480	4,366,628
Aviva PLC	2,520,840	15,560,851
BAE Systems PLC	1,836,180	14,374,604
Barclays PLC	5,346,630	15,027,665
BP PLC	6,064,392	34,195,064
Carillion PLC (L)	1,965,880	5,342,731
HSBC Holdings PLC	3,340,680	26,832,591
Johnson Matthey PLC	315,382	11,992,535
Kingfisher PLC	1,445,130	5,894,515
Petrofac, Ltd.	1,597,920	17,700,324
SIG PLC	4,781,652	6,638,836
Sky PLC	562,928	6,968,720
Standard Chartered PLC (I)	2,858,807	25,625,223
		190,520,287
United States – 1.1%
Eli Lilly & Company	101,850	8,434,199
Monsanto Company	70,020	7,970,377
		16,404,576
TOTAL COMMON STOCKS (Cost $1,364,070,942)		$1,447,562,192
SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust, 0.8372% (W)(Y)	3,160,171	$31,624,148
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,621,482)		$31,624,148

SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 2.0%
Federal Farm Credit Bank Discount Note, 0.350%, 03/01/2017*	$	3,300,000	3,300,000
Federal Home Loan Bank Discount Note, 0.350%, 03/01/2017*		17,500,000	17,500,000
Federal Home Loan Mortgage Corp. Discount Note, 0.450%, 03/01/2017*		9,600,000	9,600,000
			30,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,400,000)			$30,400,000
Total Investments (International Value Fund) (Cost $1,426,092,424) – 100.9%			$1,509,586,340
Other assets and liabilities, net – (0.9%)			(13,821,092)
TOTAL NET ASSETS – 100.0%			$1,495,765,248

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 48.8%
U.S. Government – 17.9%
Treasury Inflation Protected Securities
0.125%, 07/15/2024 $	10,049,854	$10,018,780
0.250%, 01/15/2025	9,466,425	9,439,616
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	4,443,000	4,032,196
2.500%, 02/15/2046	3,374,000	3,055,974
3.000%, 05/15/2045	2,255,000	2,264,426
3.750%, 11/15/2043	1,000	1,149
U.S. Treasury Notes
1.500%, 10/31/2019	20,200,000	20,238,663
1.625%, 05/15/2026	3,893,000	3,653,643
1.750%, 09/30/2019 (D)	2,320,000	2,340,843
2.000%, 08/15/2025 to 11/15/2026	18,099,000	17,589,006
		72,634,296

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 30.9%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	$	14,200,000	$14,087,403
3.000%, to 08/01/2045		8,322,452	8,413,300
3.500%, TBA (C)		15,900,000	16,289,505
4.000%, TBA (C)		5,500,000	5,779,727
4.500%, TBA (C)		4,725,000	5,073,707
5.000%, 03/01/2019 to 12/01/2019		39,803	41,230
6.500%, 04/01/2029 to 08/01/2034		2,823	3,248
7.500%, 08/01/2025 to 05/01/2028		1,292	1,467
Federal National Mortgage Association
2.500%, TBA (C)		8,400,000	8,420,303
2.500%, 01/01/2030 to 04/01/2043		12,426,786	12,370,925
2.890%, 02/01/2027		1,110,000	1,104,649
2.970%, 06/01/2027 to 06/01/2030		2,455,000	2,427,765
3.000%, TBA (C)		6,700,000	6,712,668
3.500%, TBA (C)		7,200,000	7,377,504
3.500%, 06/01/2046		4,423,251	4,536,274
4.000%, TBA (C)		5,800,000	6,094,174
5.000%, TBA (C)		2,500,000	2,739,745
5.000%, 03/01/2019 to 06/01/2019		62,896	64,880
5.500%, 08/01/2035 to 11/01/2035		62,629	70,154
6.500%, 09/01/2031		3	4
Government National Mortgage Association
3.000%, TBA (C)		13,100,000	13,281,351
3.500%, TBA (C)		5,100,000	5,300,002
4.000%, 09/15/2040 to 02/15/2042		263,334	280,559
4.500%, TBA (C)		4,600,000	4,915,444
6.000%, 08/15/2032 to 04/15/2035		12,135	14,016
6.500%, 06/15/2028 to 08/15/2034		6,828	7,769
7.000%, 11/15/2031 to 11/15/2033		32,823	38,086
8.000%, 07/15/2030		414	498
			125,446,357
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $198,911,018)			$198,080,653
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Argentina – 0.0%
Republic of Argentina
6.875%, 01/26/2027 (S)		136,000	135,837
Brazil – 0.4%
Federative Republic of Brazil
5.625%, 01/07/2041		165,000	157,575
10.000%, 01/01/2023	BRL	4,350,000	1,407,649
			1,565,224
Colombia – 0.1%
Republic of Colombia 3.500%, 03/10/2021	COP	1,568,844,936	553,215
Hungary – 0.3%
Republic of Hungary
0.390%, 06/23/2021	HUF	237,700,000	801,981
6.500%, 06/24/2019		67,310,000	261,327
			1,063,308
Mexico – 0.3%
Government of Mexico
5.000%, 12/11/2019	MXN	14,389,000	681,854
5.750%, 10/12/2110	$	518,000	500,647
			1,182,501
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania – 0.2%
Government of Romania
1.350%, 02/25/2019	RON	3,140,000	$732,561
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
3.250%, 10/26/2026 (S)	$	200,000	193,300
4.500%, 10/26/2046 (S)		355,000	348,330
			541,630
South Africa – 0.1%
Republic of South Africa, CPI-Linked Bond
2.000%, 01/31/2025	ZAR	5,420,796	407,303
Turkey – 0.2%
Republic of Turkey
7.100%, 03/08/2023	TRY	3,025,000	700,879
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,798,181)			$6,882,458
CORPORATE BONDS – 32.3%
Consumer discretionary – 3.8%
21st Century Fox America, Inc.
3.375%, 11/15/2026 (S)	$	255,000	251,008
4.750%, 11/15/2046 (S)		50,000	50,951
6.150%, 02/15/2041		175,000	210,714
6.200%, 12/15/2034		330,000	393,624
CalAtlantic Group, Inc.
5.375%, 10/01/2022		88,000	92,400
CBS Corp.
4.000%, 01/15/2026		175,000	179,213
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,413
5.500%, 05/01/2026 (S)		25,000	26,531
5.750%, 09/01/2023		45,000	47,194
5.750%, 02/15/2026 (S)		40,000	42,800
Charter Communications Operating LLC
3.579%, 07/23/2020		320,000	328,960
4.464%, 07/23/2022		295,000	309,952
4.908%, 07/23/2025		535,000	564,424
6.484%, 10/23/2045		580,000	674,282
Comcast Corp.
2.750%, 03/01/2023		520,000	515,876
3.400%, 07/15/2046		475,000	411,987
4.250%, 01/15/2033		695,000	717,927
Cox Communications, Inc.
3.350%, 09/15/2026 (S)		70,000	67,718
4.800%, 02/01/2035 (S)		20,000	18,910
6.450%, 12/01/2036 (S)		175,000	182,271
DISH DBS Corp.
5.875%, 07/15/2022		20,000	21,438
6.750%, 06/01/2021		235,000	257,913
Ford Motor Company
4.346%, 12/08/2026		345,000	354,001
5.291%, 12/08/2046		160,000	166,085
Ford Motor Credit Company LLC
1.461%, 03/27/2017		815,000	815,267
4.134%, 08/04/2025		210,000	212,630
General Motors Company
6.600%, 04/01/2036		240,000	281,923
General Motors Financial Company, Inc.
2.400%, 04/10/2018		950,000	956,089
3.500%, 07/10/2019		870,000	894,417
3.700%, 05/09/2023		190,000	191,713
5.250%, 03/01/2026		605,000	655,459

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
GLP Capital LP
5.375%, 04/15/2026	$	40,000	$41,850
Grupo Televisa SAB
6.125%, 01/31/2046		390,000	413,148
Hanesbrands, Inc.
4.875%, 05/15/2026 (S)		75,000	74,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/2026 (S)		80,000	82,700
Lamar Media Corp.
5.750%, 02/01/2026		15,000	16,125
Liberty Interactive LLC
8.250%, 02/01/2030		255,000	272,850
Lowe’s Companies, Inc.
2.500%, 04/15/2026		470,000	448,264
3.700%, 04/15/2046		480,000	455,730
Meritage Homes Corp.
6.000%, 06/01/2025		100,000	104,000
Netflix, Inc.
4.375%, 11/15/2026 (S)		55,000	54,519
Sky PLC
2.625%, 09/16/2019 (S)		360,000	361,846
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020		260,000	269,255
The Home Depot, Inc.
3.500%, 09/15/2056		345,000	308,297
The William Carter Company
5.250%, 08/15/2021		27,000	27,911
Time Warner Cable LLC
4.500%, 09/15/2042		170,000	154,788
6.550%, 05/01/2037		785,000	907,129
8.750%, 02/14/2019		270,000	303,303
Time Warner, Inc.
2.950%, 07/15/2026		195,000	181,008
6.100%, 07/15/2040		290,000	332,693
Toll Brothers Finance Corp.
4.875%, 11/15/2025		10,000	10,150
Viacom, Inc.
3.450%, 10/04/2026		5,000	4,786
4.375%, 03/15/2043		144,000	126,429
5.875%, 02/28/2057		10,000	10,063
Videotron, Ltd.
5.375%, 06/15/2024 (S)		135,000	143,944
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)		125,000	126,563
5.000%, 08/01/2023 (S)		25,000	25,563
Wynn Las Vegas LLC
5.375%, 03/15/2022		135,000	138,713
			15,299,967
Consumer staples – 2.7%
Altria Group, Inc.
2.850%, 08/09/2022		40,000	40,006
3.875%, 09/16/2046		190,000	179,301
9.250%, 08/06/2019		165,000	193,903
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019		180,000	181,580
3.300%, 02/01/2023		1,665,000	1,699,800
3.650%, 02/01/2026		140,000	142,043
4.700%, 02/01/2036		865,000	930,666
4.900%, 02/01/2046		910,000	999,811
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022		310,000	307,256
3.750%, 07/15/2042		435,000	404,383
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT International Finance PLC
2.750%, 06/15/2020 (S)	$	385,000	$387,637
CVS Health Corp.
2.125%, 06/01/2021		175,000	171,692
2.800%, 07/20/2020		470,000	477,718
3.875%, 07/20/2025		326,000	336,642
5.125%, 07/20/2045		510,000	568,491
Danone SA
1.691%, 10/30/2019 (S)		560,000	552,493
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)		425,000	425,485
2.950%, 07/21/2020 (S)		375,000	379,508
Kraft Heinz Foods Company
2.000%, 07/02/2018		330,000	330,848
2.800%, 07/02/2020		115,000	116,211
4.375%, 06/01/2046		160,000	151,281
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)		50,000	50,875
4.875%, 11/01/2026 (S)		50,000	50,775
Pernod Ricard SA
3.250%, 06/08/2026 (S)		395,000	390,679
Reynolds American, Inc.
3.250%, 06/12/2020		426,000	436,478
Sysco Corp.
2.500%, 07/15/2021		425,000	424,176
The Kroger Company
1.500%, 09/30/2019		86,000	84,896
2.650%, 10/15/2026		300,000	279,152
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021		170,000	169,738
			10,863,524
Energy – 4.0%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		415,000	411,952
4.500%, 07/15/2044		235,000	227,086
4.850%, 03/15/2021		55,000	59,124
6.600%, 03/15/2046		310,000	388,269
Antero Resources Corp.
5.625%, 06/01/2023		35,000	35,438
BP Capital Markets PLC
2.112%, 09/16/2021		350,000	343,573
2.750%, 05/10/2023		425,000	418,674
Cenovus Energy, Inc.
3.800%, 09/15/2023		140,000	139,233
5.200%, 09/15/2043		255,000	252,535
Concho Resources, Inc.
5.500%, 04/01/2023		65,000	67,275
ConocoPhillips Company
4.950%, 03/15/2026		575,000	636,896
Continental Resources, Inc.
3.800%, 06/01/2024		5,000	4,631
4.500%, 04/15/2023		45,000	44,072
4.900%, 06/01/2044		5,000	4,388
5.000%, 09/15/2022		60,000	61,200
DCP Midstream Operating LP
2.700%, 04/01/2019		40,000	39,700
3.875%, 03/15/2023		10,000	9,650
4.950%, 04/01/2022		35,000	36,225
5.600%, 04/01/2044		30,000	27,600
Devon Energy Corp.
3.250%, 05/15/2022		390,000	391,328
Devon Financing Company LLC
7.875%, 09/30/2031		115,000	150,469

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

			Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)	$		10,000	$10,025
Encana Corp.
3.900%, 11/15/2021			215,000	220,510
Energy Transfer Equity LP
7.500%, 10/15/2020			245,000	275,319
Energy Transfer Partners LP
3.600%, 02/01/2023			605,000	601,251
Enterprise Products Operating LLC
3.950%, 02/15/2027			220,000	226,645
EOG Resources, Inc.
4.150%, 01/15/2026			160,000	168,362
Fortive Corp.
2.350%, 06/15/2021 (S)			225,000	222,530
Hess Corp.
4.300%, 04/01/2027			270,000	270,049
5.600%, 02/15/2041			195,000	200,131
5.800%, 04/01/2047			110,000	116,945
6.000%, 01/15/2040			280,000	296,163
Kerr-McGee Corp.
6.950%, 07/01/2024			625,000	747,881
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020			105,000	114,031
6.500%, 04/01/2020			45,000	50,075
Kinder Morgan, Inc.
5.050%, 02/15/2046			470,000	468,329
Magellan Midstream Partners LP
5.000%, 03/01/2026			165,000	182,327
Marathon Oil Corp.
2.700%, 06/01/2020			205,000	204,887
2.800%, 11/01/2022			355,000	344,457
3.850%, 06/01/2025 (L)			50,000	49,740
5.200%, 06/01/2045			20,000	20,096
6.600%, 10/01/2037			10,000	11,519
6.800%, 03/15/2032			15,000	17,192
MEG Energy Corp.
6.500%, 01/15/2025 (S)			25,000	24,438
7.000%, 03/31/2024 (S)			50,000	45,000
MPLX LP
4.125%, 03/01/2027			180,000	181,161
5.200%, 03/01/2047			75,000	76,597
Nexen Energy ULC
6.200%, 07/30/2019			155,000	168,762
Petrobras Global Finance BV
7.375%, 01/17/2027			390,000	407,940
Petroleos Mexicanos
4.625%, 09/21/2023			125,000	125,000
5.500%, 02/04/2019 to 06/27/2044			383,000	381,287
6.375%, 02/04/2021			260,000	282,360
6.500%, 03/13/2027 (S)			35,000	37,196
6.750%, 09/21/2047			228,000	225,606
Phillips 66 Partners LP
3.550%, 10/01/2026			140,000	135,888
Pioneer Natural Resources Company
3.450%, 01/15/2021			60,000	61,626
3.950%, 07/15/2022			135,000	140,908
4.450%, 01/15/2026			440,000	468,420
Plains All American Pipeline LP
2.850%, 01/31/2023			355,000	342,447
3.650%, 06/01/2022			440,000	448,399
4.500%, 12/15/2026			170,000	175,346
QEP Resources, Inc.
6.800%, 03/01/2020			5,000	5,238
Regency Energy Partners LP
5.875%, 03/01/2022			5,000	5,541
CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	$		140,000	$139,864
Shell International Finance BV
2.500%, 09/12/2026			50,000	47,041
3.250%, 05/11/2025			575,000	580,034
4.375%, 05/11/2045			325,000	336,355
SM Energy Company
6.125%, 11/15/2022 (L)			35,000	35,263
Statoil ASA
3.950%, 05/15/2043			345,000	341,323
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026			30,000	29,645
4.250%, 04/01/2024			265,000	270,349
Tesoro Corp.
5.125%, 04/01/2024			75,000	78,375
Tesoro Logistics LP
6.250%, 10/15/2022			85,000	90,950
Texas Eastern Transmission LP
2.800%, 10/15/2022 (S)			415,000	404,490
The Williams Companies, Inc.
3.700%, 01/15/2023			50,000	49,000
4.550%, 06/24/2024			20,000	20,300
7.875%, 09/01/2021			20,000	23,100
Valero Energy Corp.
3.400%, 09/15/2026			590,000	570,489
Williams Partners LP
3.600%, 03/15/2022			590,000	600,404
4.000%, 11/15/2021			255,000	265,005
4.300%, 03/04/2024			210,000	217,370
WPX Energy, Inc.
5.250%, 09/15/2024			40,000	39,050
6.000%, 01/15/2022			30,000	30,713
				16,476,062
Financials – 11.3%
Allied Irish Banks PLC (7.375% to 12/03/2020, then 5 Year Euro Swap Rate + 7.339%)
12/03/2020 (Q)		EUR	275,000	302,624
American Express Credit Corp.
2.200%, 03/03/2020		$	850,000	849,116
American International Group, Inc.
4.700%, 07/10/2035			220,000	226,523
Banco Bilbao Vizcaya Argentaria SA (7.000% to 02/19/2019, then 5 Year Euro Swap Rate + 6.155%)
02/19/2019 (Q)		EUR	600,000	623,543
Banco Bilbao Vizcaya Argentaria SA (8.875% to 04/14/2021, then 5 Year Euro Swap Rate + 9.177%)
04/14/2021 (Q)			200,000	232,805
Banco Bilbao Vizcaya Argentaria SA (9.000% to 05/09/2018, then 5 Year U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$	200,000	211,144
Banco Santander SA (6.250% to 09/11/2021, then 5 Year Euro Swap Rate + 5.640%)
09/11/2021 (Q)		EUR	400,000	418,463
Bank of America Corp.
2.503%, 10/21/2022		$	500,000	486,067
2.625%, 04/19/2021			585,000	585,685
3.124%, 01/20/2023 (P)			1,135,000	1,137,296
4.000%, 01/22/2025			725,000	732,127
4.183%, 11/25/2027			645,000	649,523
4.443%, 01/20/2048 (P)			380,000	386,363

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
5.625%, 07/01/2020	$	185,000	$203,828
5.650%, 05/01/2018		265,000	276,556
6.400%, 08/28/2017		80,000	81,970
7.750%, 05/14/2038		740,000	1,034,761
Bank of Ireland (7.375% to 06/18/2020, then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	225,000	254,652
Barclays Bank PLC
6.050%, 12/04/2017 (S)	$	965,000	994,240
Barclays PLC
3.684%, 01/10/2023		420,000	423,464
Barclays PLC (7.875% to 03/15/2022, then 5 Year U.S. Swap Rate + 6.772%)
03/15/2022 (Q)		450,000	472,320
BNP Paribas SA (7.625% to 03/30/2021, then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		465,000	491,040
Capital One NA
1.650%, 02/05/2018		1,120,000	1,120,702
2.350%, 08/17/2018		645,000	649,298
CBOE Holdings, Inc.
3.650%, 01/12/2027		380,000	384,291
CIT Group, Inc.
5.500%, 02/15/2019 (S)		215,000	226,423
Citigroup, Inc.
3.200%, 10/21/2026		565,000	543,499
4.450%, 09/29/2027		2,275,000	2,329,263
4.650%, 07/30/2045		109,000	115,149
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,375
5.250%, 05/30/2025		65,000	66,950
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%)
12/23/2025 (Q)(S)		950,000	1,015,408
Credit Suisse Group AG (6.250% to 12/18/2024, then 5 Year U.S. Swap Rate + 3.455%)
12/18/2024 (Q)(S)		1,000,000	1,013,134
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, 12/10/2020		585,000	587,401
Genworth Holdings, Inc.
4.900%, 08/15/2023		35,000	29,925
7.200%, 02/15/2021		10,000	9,650
HSBC Holdings PLC
2.950%, 05/25/2021		295,000	296,977
3.400%, 03/08/2021		990,000	1,014,184
3.600%, 05/25/2023		275,000	279,904
4.250%, 08/18/2025		600,000	609,290
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		330,000	335,309
Intesa Sanpaolo SpA (7.700% to 09/17/2025, then 5 Year U.S. Swap Rate + 5.462%)
09/17/2025 (Q)(S)		725,000	680,594
JPMorgan Chase & Co.
2.400%, 06/07/2021		1,105,000	1,099,325
2.700%, 05/18/2023		570,000	558,491
2.750%, 06/23/2020		760,000	773,013
4.250%, 10/01/2027		495,000	510,222
6.000%, 01/15/2018		580,000	602,420
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (7.000% to 06/27/2019, then 5 Year British Pound Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	250,000	$322,233
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025	$	285,000	289,191
Massachusetts Mutual Life Insurance Company
8.875%, 06/01/2039 (S)		180,000	281,218
MGIC Investment Corp.
5.750%, 08/15/2023		35,000	37,275
Morgan Stanley
1.875%, 01/05/2018		545,000	546,765
2.450%, 02/01/2019		610,000	615,442
2.500%, 04/21/2021		1,240,000	1,235,077
3.125%, 07/27/2026		215,000	206,956
3.625%, 01/20/2027		285,000	283,916
3.950%, 04/23/2027		450,000	448,686
4.000%, 07/23/2025		345,000	357,187
6.625%, 04/01/2018		780,000	820,119
MSCI, Inc.
4.750%, 08/01/2026 (S)		5,000	5,028
5.250%, 11/15/2024 (S)		50,000	52,750
5.750%, 08/15/2025 (S)		45,000	47,925
Nasdaq, Inc.
3.850%, 06/30/2026		110,000	110,772
Navient Corp.
6.625%, 07/26/2021		55,000	57,338
7.250%, 01/25/2022 to 09/25/2023		165,000	170,263
8.000%, 03/25/2020		36,000	39,055
Radian Group, Inc.
7.000%, 03/15/2021		55,000	61,325
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023		570,000	562,424
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		340,000	359,210
Santander UK Group Holdings PLC
3.571%, 01/10/2023		385,000	386,099
Santander UK Group Holdings PLC (7.375% to 06/24/2022, then 5 Year British Pound Swap Rate + 5.543%)
06/24/2022 (Q)	GBP	300,000	386,871
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%)
09/13/2021 (Q)(S)	$	575,000	582,188
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%)
11/29/2018 (Q)		460,000	479,550
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		180,000	179,689
2.350%, 11/15/2021		640,000	626,424
2.375%, 01/22/2018		975,000	982,278
2.750%, 09/15/2020		555,000	559,764
2.875%, 02/25/2021		580,000	586,044
4.750%, 10/21/2045		265,000	280,732
5.150%, 05/22/2045		855,000	911,707
6.250%, 02/01/2041		270,000	342,072
6.750%, 10/01/2037		800,000	1,002,678
UBS Group AG (6.875% to 03/22/2021, then 5 Year U.S. Swap Rate + 5.497%)
03/22/2021 (Q)		750,000	784,133

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.125% to 02/19/2020, then 5 Year U.S. Swap Rate + 5.464%)
02/19/2020 (Q)	$	240,000	$252,100
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)		520,000	508,380
UniCredit SpA (8.000% to 06/03/2024, then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	189,758
Wells Fargo & Company
3.000%, 04/22/2026		365,000	352,508
3.069%, 01/24/2023		840,000	843,328
4.400%, 06/14/2046		465,000	458,042
4.900%, 11/17/2045		1,045,000	1,113,759
5.606%, 01/15/2044		260,000	304,707
Wells Fargo Bank NA
2.150%, 12/06/2019		780,000	784,181
			45,742,454
Health care – 2.7%
AbbVie, Inc.
3.200%, 05/14/2026		195,000	187,639
Actavis Funding SCS
2.350%, 03/12/2018		1,110,000	1,117,889
3.000%, 03/12/2020		555,000	565,072
3.850%, 06/15/2024		245,000	249,234
Aetna, Inc.
2.800%, 06/15/2023		205,000	203,844
4.250%, 06/15/2036		95,000	96,125
Anthem, Inc.
3.500%, 08/15/2024		615,000	618,408
4.625%, 05/15/2042		215,000	221,220
Baxalta, Inc.
3.600%, 06/23/2022		75,000	76,191
Cardinal Health, Inc.
1.950%, 06/15/2018		215,000	215,779
Celgene Corp.
4.625%, 05/15/2044		165,000	165,255
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)		100,000	98,250
EMD Finance LLC
2.950%, 03/19/2022 (S)		470,000	470,745
Gilead Sciences, Inc.
2.500%, 09/01/2023		150,000	145,365
3.250%, 09/01/2022		220,000	224,981
HCA, Inc.
7.500%, 02/15/2022		160,000	184,600
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)		95,000	102,363
LifePoint Health, Inc.
5.875%, 12/01/2023		135,000	138,713
MEDNAX, Inc.
5.250%, 12/01/2023 (S)		30,000	31,013
Medtronic, Inc.
4.375%, 03/15/2035		188,000	199,896
4.625%, 03/15/2045		205,000	222,610
Mylan NV
3.000%, 12/15/2018		175,000	176,705
3.150%, 06/15/2021		130,000	130,042
3.750%, 12/15/2020		345,000	352,411
Quintiles IMS, Inc.
4.875%, 05/15/2023 (S)		60,000	61,725
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021		400,000	391,804
CORPORATE BONDS (continued)
Health care (continued)
Tenet Healthcare Corp.
6.000%, 10/01/2020	$	265,000	$280,900
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019		440,000	434,205
2.200%, 07/21/2021		825,000	794,331
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026		120,000	115,131
3.000%, 04/15/2023		405,000	400,142
UnitedHealth Group, Inc.
1.700%, 02/15/2019		460,000	460,589
3.350%, 07/15/2022		325,000	337,495
3.750%, 07/15/2025		375,000	392,814
4.750%, 07/15/2045		120,000	135,249
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		900,000	899,997
			10,898,732
Industrials – 1.2%
ACCO Brands Corp.
5.250%, 12/15/2024 (S)		15,000	15,188
Aircastle, Ltd.
5.000%, 04/01/2023		35,000	36,881
5.500%, 02/15/2022		30,000	32,363
Canadian Pacific Railway Company
9.450%, 08/01/2021		135,000	169,197
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	20,450
5.250%, 08/01/2020		126,000	128,709
CNH Industrial Capital LLC
3.375%, 07/15/2019		40,000	40,500
4.375%, 11/06/2020		95,000	98,800
Embraer Netherlands Finance BV
5.400%, 02/01/2027		515,000	533,540
EnerSys
5.000%, 04/30/2023 (S)		105,000	106,838
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)		455,000	449,054
FedEx Corp.
4.550%, 04/01/2046		365,000	373,608
4.750%, 11/15/2045		160,000	168,167
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)		20,000	21,023
L3 Technologies, Inc.
3.850%, 12/15/2026		65,000	66,083
Lockheed Martin Corp.
2.500%, 11/23/2020		220,000	222,098
4.700%, 05/15/2046		310,000	340,119
Norfolk Southern Corp.
2.900%, 06/15/2026		290,000	281,772
Oshkosh Corp.
5.375%, 03/01/2025		85,000	88,081
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		75,000	75,977
4.250%, 01/17/2023 (S)		970,000	1,012,781
Ryder System, Inc.
2.550%, 06/01/2019		220,000	222,184
Sensata Technologies BV
5.000%, 10/01/2025 (S)		55,000	55,825
5.625%, 11/01/2024 (S)		65,000	68,575
Sigma Alimentos SA de CV
4.125%, 05/02/2026 (S)		305,000	294,325

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc.
4.625%, 07/15/2023	$	65,000	$66,723
5.500%, 07/15/2025		65,000	68,575
			5,057,436
Information technology – 1.7%
Apple, Inc.
3.350%, 02/09/2027		215,000	218,143
3.450%, 02/09/2045		505,000	453,450
Cardtronics, Inc.
5.125%, 08/01/2022		100,000	101,250
Cisco Systems, Inc.
1.400%, 09/20/2019		280,000	278,255
2.200%, 02/28/2021		530,000	530,696
CommScope, Inc.
4.375%, 06/15/2020 (S)		80,000	82,100
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)		220,000	224,897
Diamond 1 Finance Corp. (continued)
4.420%, 06/15/2021 (S)		160,000	167,896
8.350%, 07/15/2046 (S)		110,000	143,511
First Data Corp.
5.000%, 01/15/2024 (S)		35,000	35,743
5.375%, 08/15/2023 (S)		140,000	145,600
Hewlett Packard Enterprise Company
3.600%, 10/15/2020		1,245,000	1,277,033
Intel Corp.
4.100%, 05/19/2046		225,000	227,207
Lam Research Corp.
2.800%, 06/15/2021		390,000	391,226
Microsoft Corp.
1.550%, 08/08/2021		695,000	675,242
3.300%, 02/06/2027		175,000	178,417
3.700%, 08/08/2046		455,000	430,784
3.950%, 08/08/2056		245,000	231,011
NCR Corp.
5.000%, 07/15/2022		20,000	20,475
Nokia OYJ
6.625%, 05/15/2039		85,000	90,738
Open Text Corp.
5.625%, 01/15/2023 (S)		45,000	47,194
5.875%, 06/01/2026 (S)		5,000	5,250
Symantec Corp.
5.000%, 04/15/2025 (S)		10,000	10,266
Versum Materials, Inc.
5.500%, 09/30/2024 (S)		15,000	15,694
Visa, Inc.
2.800%, 12/14/2022		385,000	389,925
4.300%, 12/14/2045		480,000	515,412
			6,887,415
Materials – 0.5%
Anglo American Capital PLC
4.450%, 09/27/2020 (S)		155,000	162,285
Boise Cascade Company
5.625%, 09/01/2024 (S)		30,000	30,675
Cascades, Inc.
5.750%, 07/15/2023 (S)		75,000	76,500
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		105,000	104,738
Crown Americas LLC
4.250%, 09/30/2026 (S)		40,000	38,550
Eagle Materials, Inc.
4.500%, 08/01/2026		45,000	44,775
Freeport-McMoRan, Inc.
5.450%, 03/15/2043		20,000	17,100
CORPORATE BONDS (continued)
Materials (continued)
Kaiser Aluminum Corp.
5.875%, 05/15/2024	$	35,000	$36,750
Methanex Corp.
4.250%, 12/01/2024		205,000	202,188
5.650%, 12/01/2044		200,000	193,986
Norbord, Inc.
6.250%, 04/15/2023 (S)		100,000	105,750
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)		65,000	69,794
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)		135,000	139,894
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025		160,000	167,118
Standard Industries, Inc.
5.375%, 11/15/2024 (S)		270,000	277,533
Steel Dynamics, Inc.
5.500%, 10/01/2024		55,000	58,300
Teck Resources, Ltd.
8.500%, 06/01/2024 (S)		80,000	93,400
Vale Overseas, Ltd.
6.250%, 08/10/2026		155,000	171,081
6.875%, 11/10/2039		20,000	21,880
			2,012,297
Real estate – 0.5%
American Tower Corp.
3.400%, 02/15/2019		330,000	337,699
3.450%, 09/15/2021		275,000	280,197
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	437,657
CoreCivic, Inc.
4.125%, 04/01/2020 (L)		5,000	5,125
Crown Castle International Corp.
3.400%, 02/15/2021		80,000	81,556
3.700%, 06/15/2026		230,000	226,957
HCP, Inc.
4.200%, 03/01/2024		85,000	87,980
Prologis LP
3.350%, 02/01/2021		490,000	504,915
Ventas Realty LP
4.750%, 06/01/2021		236,000	253,541
			2,215,627
Telecommunication services – 2.2%
AT&T, Inc.
3.600%, 02/17/2023		715,000	721,497
4.125%, 02/17/2026		465,000	472,075
4.750%, 05/15/2046		595,000	555,980
Frontier Communications Corp.
10.500%, 09/15/2022		40,000	41,650
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)		1,405,000	1,402,443
SBA Tower Trust
2.898%, 10/15/2044 (S)		705,000	708,894
2.933%, 12/09/2042 (S)		595,000	595,608
3.598%, 04/15/2043 (S)		940,000	942,696
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		40,000	43,700
Sprint Corp.
7.125%, 06/15/2024		230,000	248,329
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (S)		1,000,000	1,002,500
T-Mobile USA, Inc.
6.464%, 04/28/2019		110,000	110,834
Telecom Italia Capital SA
6.000%, 09/30/2034		35,000	34,563

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
6.375%, 11/15/2033	$	5,000	$5,050
7.721%, 06/04/2038		40,000	44,250
Verizon Communications, Inc.
4.272%, 01/15/2036		598,000	564,983
4.400%, 11/01/2034		490,000	470,607
4.672%, 03/15/2055		613,000	560,141
4.812%, 03/15/2039 (S)		390,000	386,127
			8,911,927
Utilities – 1.7%
AES Corp.
4.875%, 05/15/2023		60,000	59,580
5.500%, 03/15/2024		211,000	215,220
AmeriGas Partners LP
5.625%, 05/20/2024		70,000	72,450
5.875%, 08/20/2026		70,000	72,275
Broadcom Corp.
3.000%, 01/15/2022 (S)		1,125,000	1,124,301
3.625%, 01/15/2024 (S)		795,000	801,327
Calpine Corp.
5.875%, 01/15/2024 (S)		50,000	52,750
Dominion Resources, Inc.
2.850%, 08/15/2026		300,000	283,646
DTE Energy Company
1.500%, 10/01/2019		285,000	280,463
Duke Energy Corp.
2.650%, 09/01/2026		120,000	112,744
Duke Energy Florida LLC
3.400%, 10/01/2046		590,000	540,337
Electricite de France SA
4.950%, 10/13/2045 (S)		380,000	389,321
Emera US Finance LP
2.700%, 06/15/2021		95,000	94,478
4.750%, 06/15/2046		65,000	66,969
Exelon Corp.
2.450%, 04/15/2021		105,000	103,832
2.850%, 06/15/2020		365,000	370,082
FirstEnergy Corp.
4.250%, 03/15/2023		395,000	411,878
Fortis, Inc.
3.055%, 10/04/2026 (S)		390,000	367,706
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018		165,000	164,767
NRG Energy, Inc.
6.250%, 07/15/2022		100,000	101,625
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022		110,000	133,850
Progress Energy, Inc.
7.000%, 10/30/2031		341,000	451,914
Southern Company Gas Capital Corp.
2.450%, 10/01/2023		80,000	76,861
Suburban Propane Partners LP
5.875%, 03/01/2027		60,000	60,150
The Southern Company
1.850%, 07/01/2019		225,000	224,159
2.950%, 07/01/2023		150,000	147,591
4.400%, 07/01/2046		115,000	114,614
			6,894,890
TOTAL CORPORATE BONDS (Cost $129,303,307)			$131,260,331
MUNICIPAL BONDS – 1.0%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040		85,000	107,374
Chicago Transit Authority, Series B (Illinois) 6.899%, 12/01/2040		740,000	934,783
MUNICIPAL BONDS (continued)
City of Chicago 7.045%, 01/01/2029	$	790,000	$811,251
Municipal Electric Authority of Georgia 6.637%, 04/01/2057		60,000	73,234
State of California
7.300%, 10/01/2039		645,000	912,901
7.600%, 11/01/2040		250,000	373,733
7.625%, 03/01/2040		435,000	641,368
State of Illinois, GO
5.100%, 06/01/2033		130,000	120,530
5.665%, 03/01/2018		160,000	165,125
TOTAL MUNICIPAL BONDS (Cost $3,895,009)			$4,140,299
TERM LOANS (M) – 0.4%
Consumer discretionary – 0.2%
Bass Pro Group LLC
4.023%, 06/05/2020		103,163	98,778
Delta 2 Lux Sarl
5.068%, 07/30/2021		175,000	175,413
8.068%, 07/31/2022		63,000	63,091
Scientific Games International, Inc.
6.022%, 10/01/2021		88,498	89,863
Town Sports International LLC
4.500%, 11/15/2020		381,055	332,471
			759,616
Energy – 0.1%
Western Refining, Inc.
5.250%, 11/12/2020		198,850	199,596
Industrials – 0.0%
Univar USA, Inc.
3.608%, 07/01/2022		162,938	163,390
Information technology – 0.1%
SS&C European Holdings Sarl
4.031%, 07/08/2022		12,126	12,182
SS&C Technologies, Inc.
4.031%, 07/08/2022		130,127	130,731
Xerox Business Services LLC
6.276%, 12/07/2023		150,000	152,438
			295,351
Materials – 0.0%
Minerals Technologies, Inc.
3.030%, 05/09/2021		83,101	83,828
Telecommunication services – 0.0%
Zayo Group LLC
TBD 01/12/2024 (T)		25,000	25,234
3.500%, 01/19/2024		50,625	51,099
			76,333
TOTAL TERM LOANS (Cost $1,615,175)			$1,578,114
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.4%
Commercial and residential – 9.4%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21 1.278%, 01/25/2036 (P)		207,553	179,449
Alternative Loan Trust
Series 2005-56, Class 5A1, 1.098%, 11/25/2035 (P)		165,115	138,397
Series 2005-72, Class A1, 1.048%, 01/25/2036 (P)		182,722	158,811
Series 2005-7CB, Class 2A8, 1.228%, 04/25/2035 (P)		288,686	242,892
Series 2006-12CB, Class A8, 6.000%, 05/25/2036		243,822	182,458

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2006-9T1, Class A1, 5.750%, 05/25/2036		217,490	$166,512
Series 2007-OA3, Class 1A1, 0.918%, 04/25/2047 (P)		155,840	133,346
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1, 0.968%, 09/25/2046 (P)		159,551	121,273
Series 2006-3, Class 2A11, 1.554%, 10/25/2046 (P)		162,447	128,361
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4 5.820%, 02/10/2051 (P)		322,641	325,585
BB-UBS Trust, Series 2012, Class A 3.430%, 11/05/2036 (S)		485,000	492,634
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.674%, 02/15/2050		826,000	855,447
Series 2017-C1, Class XA, 1.531%, 02/15/2050		4,775,000	534,050
BBCMS Trust, Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (S)		435,000	457,300
Bear Stearns ARM Trust
Series 2005-12, Class 11A1, 3.158%, 02/25/2036 (P)		63,347	54,142
Series 2007-4, Class 22A1, 4.632%, 06/25/2047 (P)		118	108
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16, Class A4, 5.699%, 06/11/2040 (P)		156,853	156,877
Series 2007-T26, Class A4, 5.471%, 01/12/2045 (P)		12,755	12,750
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1 0.958%, 10/25/2036 (P)		157,853	130,786
CHL Mortgage Pass-Through Trust, Series 2005-2, Class 2A3 1.458%, 03/25/2035 (P)		207,635	163,030
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4, 6.126%, 12/10/2049 (P)		277,638	281,487
Series 2013-GC15, Class A4, 4.371%, 09/10/2046 (P)		260,046	282,705
Series 2014-GC19, Class A4, 4.023%, 03/10/2047		535,000	568,947
Series 2014-GC21, Class A5, 3.855%, 05/10/2047		530,000	558,127
Series 2014-GC23, Class XA IO, 1.053%, 07/10/2047		4,507,750	269,025
Series 2015-GC29, Class AA IO, 1.165%, 04/10/2048		3,989,343	261,616
COLT Mortgage Loan Trust, Series 2016-3, Class A1 2.800%, 12/26/2046 (P)(S)		609,653	610,214
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.094%, 12/10/2049 (P)		579,897	587,763
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)		1,060,000	1,096,736
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045		1,900,000	1,922,284
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2013-CR9, Class A4, 4.232%, 07/10/2045 (P)	$	748,110	$811,409
Commercial Mortgage Trust (Deutsche Bank AG), Series 2013-300P, Class A1 4.353%, 08/10/2030 (S)		355,000	385,705
Commercial Mortgage Trust (Deutsche Bank AG/UBS), Series 2014-UBS2, Class A5 3.961%, 03/10/2047		615,000	647,060
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA IO 0.876%, 06/15/2057		10,802,385	547,467
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-AR2, Class A1 0.928%, 03/25/2037 (P)		135,963	111,532
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A 1.516%, 03/19/2046 (P)		82,300	71,000
FREMF Mortgage Trust
Series 2010-K8, Class B, 5.250%, 09/25/2043 (P)(S)		690,000	740,206
Series 2012-K706, Class B, 4.029%, 11/25/2044 (P)(S)		500,000	513,439
Series 2014-K503, Class B, 3.002%, 10/25/2047 (P)(S)		695,000	694,299
General Electric Capital Assurance Company, Series 2003-1, Class A5 5.743%, 05/12/2035 (P)(S)		46,265	49,002
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 3A1 1.996%, 10/25/2045 (P)		226,558	175,544
GS Mortgage Securities Trust
Series 2005-ROCK, Class A, 5.366%, 05/03/2032 (S)		285,445	327,566
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (S)		830,000	871,189
GSR Mortgage Loan Trust
Series 2005-AR5, Class 2A3, 3.240%, 10/25/2035 (P)		114,733	98,436
Series 2007-1F, Class 4A1, 1.078%, 01/25/2037 (P)		561,117	339,365
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A, 1.479%, 01/19/2035 (P)		25,388	16,692
Series 2005-8, Class 1A2A, 1.109%, 09/19/2035 (P)		85,659	72,548
Series 2006-1, Class 2A1A, 1.009%, 03/19/2036 (P)		255,027	186,840
Series 2006-12, Class 2A2A, 0.969%, 01/19/2038 (P)		81,888	71,218
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1, 3.116%, 08/25/2035 (P)		112,314	90,440
Series 2005-AR14, Class 1A1A, 1.058%, 07/25/2035 (P)		59,281	47,828
Series 2006-AR27, Class 2A2, 0.978%, 10/25/2036 (P)		58,694	49,799
Series 2007-AR9, Class 2A1, 3.187%, 04/25/2037 (P)		250,162	160,938
Series 2007-FLX2, Class A1C, 0.968%, 04/25/2037 (P)		65,382	48,113
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.996%, 04/15/2047		530,000	563,344

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-C22, Class A4, 3.801%, 09/15/2047	$	610,000	$635,834
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class A4, 5.740%, 02/12/2049 (P)		272,935	273,099
Series 2008-C2, Series A4, 6.068%, 02/12/2051		697,872	707,977
Series 2012-WLDN, Class A, 3.905%, 05/05/2030 (S)		608,650	634,986
Series 2013-C16, Class A4, 4.166%, 12/15/2046		275,000	295,571
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A2 3.326%, 05/25/2036 (P)		137,831	123,752
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.858%, 07/15/2040 (P)		366,706	368,250
LSTAR Securities Investment, Ltd.
Series 2016-3, Class A, 2.784%, 09/01/2021 (P)(S)		501,977	507,475
Series 2017-1, Class A, 2.784%, 01/01/2022 (P)(S)		690,625	682,871
Series 2017-2, Class A1, 2.784%, 02/01/2022 (S)		1,306,000	1,290,614
Merrill Lynch Mortgage Investors Trust, Series 2005-A4, Class 1A 3.261%, 07/25/2035 (P)		328,361	253,894
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-7, Class A4, 5.746%, 06/12/2050 (P)		387,824	388,686
Series 2007-9, Class A4, 5.700%, 09/12/2049		449,360	455,046
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.064%, 02/15/2047		190,000	202,869
Series 2014-C19, Class XA IO, 1.145%, 12/15/2047		2,995,761	165,902
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4, 5.692%, 04/15/2049 (P)		223,996	223,810
Series 2007-IQ16, Class A4, 5.809%, 12/12/2049		361,540	365,138
Series 2007-T27, Class A4, 5.645%, 06/11/2042 (P)		107,345	107,698
Series 2014-MP, Class A, 3.469%, 08/11/2029 (S)		810,000	841,552
Morgan Stanley Mortgage Loan Trust, Series 2006-6AR, Class 3A1 3.234%, 05/25/2036 (P)		104,769	73,670
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A 1.942%, 06/10/2019 (P)(S)		1,992,000	1,992,000
New Residential Mortgage Loan, Series 2016-2A, Class A1 3.750%, 11/26/2035 (P)(S)		1,537,958	1,558,897
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1 3.750%, 11/25/2056 (P)(S)		1,410,373	1,444,322
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 3A1 3.923%, 06/25/2036 (P)		52,510	43,350
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.646%, 07/15/2045 (S)	$	417,000	$445,980
RALI Series Trust, Series 2007-QH9, Class A1 1.968%, 11/25/2037 (P)		219,779	153,010
Residential Asset Securitization Trust, Series 2005-A2, Class A2 1.228%, 03/25/2035 (P)		140,084	109,922
RFMSI Series Trust, Series 2005-SA3, Class 1A 3.287%, 08/25/2035 (P)		191,643	142,504
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1 3.124%, 07/20/2037 (P)		33,466	27,938
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1 3.520%, 12/25/2065 (P)(S)		785,171	787,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2 1.078%, 09/25/2034 (P)		39,418	34,428
TBW Mortgage-Backed Trust, Series 2006-3, Class 1A 6.000%, 07/25/2036		273,199	215,008
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, 04/25/2055 (P)(S)		495,982	496,192
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050		435,000	456,316
Series 2015-NXS1, Class D, 4.104%, 05/15/2048 (P)		80,000	67,601
Series 2015-NXS1, Class XA IO, 1.191%, 05/15/2048		4,025,669	263,070
Series 2015-NXS3, Class XA IO, 1.182%, 09/15/2057		9,149,725	562,046
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A8 3.075%, 10/25/2035 (P)		325,000	311,385
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5, 4.101%, 03/15/2047		420,000	448,360
Series 2014-C20, Class A5, 3.995%, 05/15/2047		1,015,000	1,077,414
			37,999,588
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp., Series 2895, Class EK 4.000%, 11/15/2019		12,822	13,079
Government National Mortgage Association, Series 2006-38, Class XS IO 6.480%, 09/16/2035		16,935	2,712
			15,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,528,274)			$38,015,379
ASSET BACKED SECURITIES – 18.1%
AMMC CLO XIV, Ltd., Series 2014-14A, Class A2L 3.088%, 07/27/2026 (P)(S)		360,000	360,100
Anchorage Capital CLO 9, Ltd., Series 2016-9A, Class A 2.461%, 01/15/2029 (P)(S)		815,000	816,459
Apidos CLO XVII
Series 2014-17A, Class A1R, 2.333%, 04/17/2026 (P)(S)		2,250,000	2,249,980
Series 2014-17A, Class A2R, 2.873%, 04/17/2026 (P)(S)		1,130,000	1,130,268

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Apidos CLO XXI, Series 2015-21A, Class A1 2.454%, 07/18/2027 (P)(S)	$	2,255,000	$2,279,877
Atrium XI, Series 2011-A, Class B 3.191%, 10/23/2025 (P)(S)		390,000	390,303
Avery Point VI CLO, Ltd., Series 2015-6A, Class A 2.484%, 08/05/2027 (P)(S)		2,345,000	2,352,288
BlueMountain CLO, Ltd., Series 2015-3A, Class A1 2.510%, 10/20/2027 (P)(S)		2,050,000	2,053,356
CAL Funding II, Ltd., Series 2012-1A, Class A 3.470%, 10/25/2027 (S)		133,167	128,808
Carlyle Global Market Strategies, Series 2015-2A, Class A1 2.507%, 04/27/2027 (P)(S)		1,435,000	1,439,575
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class A1R 2.232%, 10/15/2026 (P)(S)		570,000	570,399
CarMax Auto Owner Trust, Series 2014-2, Class D 2.580%, 11/16/2020		535,000	535,999
Cent CLO 17, Ltd., Series 2013-17A, Class A1 2.339%, 01/30/2025 (P)(S)		1,210,000	1,210,759
Cent CLO 21, Ltd.
Series 2014-21A, Class A1A, 2.527%, 07/27/2026 (P)(S)		1,120,000	1,120,194
Series 2014-21A, Class A1AR, 2.230%, 07/27/2026 (S)		1,110,000	1,109,445
Cent CLO 23, Ltd.
Series 2015-23A, Class A1, 2.513%, 04/17/2026 (P)(S)		1,420,000	1,420,993
Series 2015-23A, Class A2A, 3.073%, 04/17/2026 (P)(S)		570,000	570,148
CIFC Funding, Ltd, Series 2014-2A, Class A1LR 2.235%, 05/24/2026 (S)		1,755,000	1,759,864
CIFC Funding, Ltd., Series 2012-2A, Class A3R 3.800%, 12/05/2024 (P)(S)		1,010,000	1,010,494
Consumer Credit Origination Loan Trust, Series 2015-1, Class A 2.820%, 03/15/2021 (S)		12,755	12,759
CPS Auto Trust, Series 2012-C, Class A 1.820%, 12/16/2019 (S)		40,770	40,774
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A 1.880%, 03/15/2022 (S)		558,431	558,838
Dryden Senior Loan Fund
Series 2012-24RA, Class AR, 2.196%, 11/15/2023 (P)(S)		1,540,837	1,542,552
Series 2015-38A, Class A, 2.453%, 07/15/2027 (P)(S)		1,235,000	1,244,859
First Investors Auto Owner Trust
Series 2013-3A, Class A3, 1.440%, 10/15/2019 (S)		10,922	10,923
Series 2014-1A, Class A3, 1.490%, 01/15/2020 (S)		75,670	75,678
Series 2014-3A, Class A3, 1.670%, 11/16/2020 (S)		730,195	730,624
Series 2014-3A, Class B, 2.390%, 11/16/2020 (S)		290,000	291,063
Flagship Credit Auto Trust, Series 2014-1, Class A 1.210%, 04/15/2019 (S)		5,060	5,059
Galaxy XIX CLO, Ltd., Series 2015-19A, Class A1A 2.593%, 01/24/2027 (P)(S)		1,630,000	1,632,287
GM Financial Automobile Leasing Trust, Series 2014-2A, Class B 1.960%, 03/20/2018 (S)		170,000	170,259
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2 1.720%, 04/22/2019 (S)		175,000	174,831
ASSET BACKED SECURITIES (continued)
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class AT2 3.095%, 10/15/2048 (S)	$	760,000	$760,061
GSAA Home Equity Trust
Series 2006-17, Class A2, 0.958%, 11/25/2036 (P)		73,414	35,612
Series 2006-20, Class 2A1A, 0.828%, 12/25/2046 (P)		562,742	353,031
Series 2006-10, Class AF3, 5.984%, 06/25/2036 (P)		256,558	128,353
GSAA Trust, Series 2007-6, Class 1A2 0.998%, 05/25/2047 (P)		99,979	75,022
Highbridge Loan Management, Ltd., Series 2015-6A, Class A 2.484%, 05/05/2027 (P)(S)		905,000	905,088
Honor Automobile Trust Securitization, Series 2016-1A, Class A 2.940%, 11/15/2019 (S)		1,136,711	1,138,082
Lendmark Funding Trust, Series 2016-2A, Class A 3.260%, 04/21/2025 (S)		1,040,000	1,037,196
Magnetite IX, Ltd., Series 2014-9A, Class A1 2.458%, 07/25/2026 (P)(S)		1,765,000	1,766,984
Magnetite VIII, Ltd., Series 2014-8A, Class AR 2.323%, 04/15/2026 (P)(S)		1,120,000	1,125,336
Magnetite XII, Ltd., Series 2015-12A, Class AR 2.353%, 04/15/2027 (P)(S)		1,015,000	1,014,991
Marine Park CLO, Ltd., Series 2012-1A, Class A1AR 2.332%, 05/18/2023 (P)(S)		1,228,350	1,228,887
Nationstar HECM Loan Trust
Series 2016-1A, Class A, 2.981%, 02/25/2026 (S)		434,758	434,132
Series 2016-2A, Class A, 2.239%, 06/25/2026 (S)		147,352	148,431
New Residential Advance Receivables Trust
Series 2016-T2, Class AT2, 2.575%, 10/15/2049 (S)		1,483,000	1,466,763
Series 2017-T1, Class AT1, 3.214%, 02/15/2051 (S)		1,235,000	1,234,994
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107%, 12/15/2050 (S)		1,415,000	1,404,714
Oaktree EIF II Series B1, Ltd., Series 2015-B1A, Class A 2.589%, 02/15/2026 (P)(S)		1,425,000	1,425,567
OCP CLO, Ltd., Series 2015-8A, Class A1 2.553%, 04/17/2027 (P)(S)		2,005,000	2,008,920
OneMain Financial Issuance Trust, Series 2016-2A, Class A 4.100%, 03/20/2028 (S)		1,930,000	1,969,705
OZLM XII, Ltd., Series 2015-12A, Class A1 2.489%, 04/30/2027 (P)(S)		1,950,000	1,952,231
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF5 5.909%, 04/25/2037		99,553	52,170
Santander Drive Auto Receivables Trust
Series 2013-5, Class C, 2.250%, 06/17/2019		92,434	92,697
Series 2014-1, Class C, 2.360%, 04/15/2020		592,171	594,552
Series 2014-4, Class B, 1.820%, 05/15/2019		83,846	83,906
Series 2015-2, Class B, 1.830%, 01/15/2020		1,400,000	1,402,872
Seneca Park CLO, Ltd., Series 2014-1A, Class A 2.503%, 07/17/2026 (P)(S)		340,000	340,069

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A, 3.090%, 10/27/2025 (S)	$	945,866	$945,152
Series 2016-3, Class A, 3.050%, 12/26/2025 (S)		1,042,128	1,041,286
Series 2017-1, 3.280%, 01/26/2026 (S)		750,000	753,070
Sound Point CLO IV, Ltd., Series 2013-3A, Class A 2.411%, 01/21/2026 (P)(S)		1,176,000	1,179,724
Sound Point CLO VIII, Ltd., Series 2015-1A, Class A 2.553%, 04/15/2027 (P)(S)		1,385,000	1,386,893
Sound Point CLO XV, Ltd., Series 2017-1A, Class A 2.400%, 01/23/2029 (S)		585,000	587,387
Soundview Home Loan Trust
Series 2006-3, Class A4, 1.028%, 11/25/2036 (P)		245,000	179,049
Series 2007-OPT2, Class 2A3, 0.958%, 07/25/2037 (P)		55,000	38,886
Springleaf Funding Trust, Series 2016-AA, Class A 2.900%, 11/15/2029 (S)		1,135,000	1,137,026
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class AT3, 2.920%, 07/15/2047 (S)		1,275,000	1,279,926
Series 2016-T2, Class AT2, 2.750%, 11/15/2049 (S)		1,205,000	1,196,925
Towd Point Mortgage Trust
Series 2015-3, Class A1B, 3.000%, 03/25/2054 (P)(S)		175,535	176,669
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (P)(S)		1,110,093	1,104,417
Series 2016-3, Class A1, 2.250%, 08/25/2055 (P)(S)		1,360,256	1,346,260
Series 2017-1, Class A1, 2.750%, 10/25/2056 (S)		2,837,000	2,833,876
Treman Park CLO, Ltd., Series 2015-1A, Class AR 2.530%, 04/20/2027 (P)(S)		1,370,000	1,369,825
Venture XXI CLO, Ltd., Series 2015-21A, Class A 2.513%, 07/15/2027 (P)(S)		1,765,000	1,766,041
Voya CLO, Ltd.
Series 2015-1A, Class A1, 2.504%, 04/18/2027 (P)(S)		1,335,000	1,343,376
Series 2015-1A, Class A2, 3.124%, 04/18/2027 (P)(S)		475,000	475,817
TOTAL ASSET BACKED SECURITIES (Cost $73,233,644)			$73,321,786
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 0.8372% (W)(Y)		19,899	199,130
TOTAL SECURITIES LENDING COLLATERAL (Cost $199,120)			$199,130
SHORT-TERM INVESTMENTS – 8.9%
Commercial paper – 0.7%
Toyota Motor Credit Corp.
1.040%, 06/29/2017*	$	3,015,000	3,004,532
Foreign government – 0.4%
Romania Treasury Bills
0.572%, 06/26/2017*	RON	6,515,000	1,521,854
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 7.8%
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.000% to be repurchased at $552,395 on 03/01/2017, collateralized by $560,100 U.S. Treasury Notes, 1.500% due 08/31/2018 (valued at $563,491, including interest)	$	552,395	552,395
Societe Generale SA Tri-Party Repurchase Agreement dated 02/28/2017 at 0.520% to be repurchased at $31,000,448 on 03/01/2017, collateralized by $26,031,800 U.S. Treasury Notes, 1.250% – 2.000% due 01/31/2019 to 09/30/2020 (valued at $26,520,018, including interest), $5,105,700 U.S. Treasury Bills, 0.000% due 05/18/2017 (valued at $5,100,028, including interest)		31,000,000	31,000,000
			31,552,395
TOTAL SHORT-TERM INVESTMENTS (Cost $36,173,892)			$36,078,781
Total Investments (Investment Quality Bond Fund) (Cost $488,657,620) – 120.6%			$489,556,931
Other assets and liabilities, net – (20.6%)			(83,551,691)
TOTAL NET ASSETS – 100.0%			$406,005,240
SALE COMMITMENTS OUTSTANDING – (3.6)%
U.S. Government Agency – (3.6)%
Federal Home Loan Mortgage Corp. 4.500%, TBA (C)		(1,425,000)	(1,530,651)
Government National Mortgage Association 3.000%, TBA (C)		(13,100,000)	(13,281,351)
			(14,812,002)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($14,762,674)			$(14,812,002)

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
MXN	Mexican Peso
RON	Romanian New Leu
TRY	Turkish Lira
ZAR	South African Rand

Security Abbreviations and Legend

IO	Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Security Abbreviations and Legend (continued)
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $110,436,315 or 27.2% of the fund’s net assets as of 2-28-17.

(T)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	566	Long	Jun 2017	$66,489,054	$66,619,954	$130,900
U.S. Treasury Long Bond Futures	118	Long	Jun 2017	17,709,024	17,895,438	186,414
2-Year U.S. Treasury Note Futures	456	Short	Jun 2017	(98,646,520)	(98,681,250)	(34,730)
10-Year Ultra U.S. Treasury Bond Futures	54	Short	Jun 2017	(7,180,065)	(7,232,625)	(52,560)
10-Year U.S. Treasury Note Futures	331	Short	Jun 2017	(41,093,355)	(41,235,359)	(142,004)
U.K. Long Gilt Bond Futures	28	Short	Jun 2017	(4,415,335)	(4,420,455)	(5,120)
Ultra U.S. Treasury Bond Futures	2	Short	Jun 2017	(319,238)	(323,562)	(4,324)
						$78,576

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	5,740,000	USD	1,770,894	Morgan Stanley and Company International PLC	3/15/2017	$68,249	—	$68,249
COP	1,741,000,000	USD	587,580	Credit Agricole SA	3/15/2017	5,873	—	5,873
EUR	260,000	USD	297,860	Bank of America, N.A.	3/15/2017	—	($22,266)	(22,266)
EUR	324,000	USD	348,884	Barclays Bank PLC Wholesale	3/15/2017	—	(5,451)	(5,451)
EUR	315,000	USD	337,281	BNP Paribas SA	3/15/2017	—	(3,388)	(3,388)
EUR	255,000	USD	283,050	Citibank N.A.	3/15/2017	—	(12,756)	(12,756)
EUR	165,000	USD	189,192	UBS AG	3/15/2017	—	(14,296)	(14,296)
GHS	446,000	USD	91,304	Citibank N.A.	6/21/2017	—	(1,946)	(1,946)
GHS	447,000	USD	91,598	Standard Chartered Bank	6/21/2017	—	(2,040)	(2,040)
PHP	17,115,000	USD	339,718	Barclays Bank PLC Wholesale	6/21/2017	—	(327)	(327)
PHP	17,115,000	USD	338,041	HSBC Bank USA	6/21/2017	1,351	—	1,351
RUB	51,520,000	USD	853,970	Citibank N.A.	3/15/2017	26,026	—	26,026
THB	34,991,000	USD	988,754	Barclays Bank PLC Wholesale	3/15/2017	13,548	—	13,548
THB	12,020,000	USD	343,576	HSBC Bank USA	6/21/2017	496	—	496
THB	12,020,000	USD	342,870	JPMorgan Chase Bank	6/21/2017	1,202	—	1,202
TRY	1,194,000	USD	341,913	Barclays Bank PLC Wholesale	3/15/2017	—	(15,066)	(15,066)
TRY	1,194,000	USD	334,923	Goldman Sachs International	3/15/2017	—	(8,076)	(8,076)
TRY	1,326,000	USD	363,682	HSBC Bank USA	3/15/2017	—	(701)	(701)
TRY	1,328,000	USD	367,694	JPMorgan Chase Bank	3/15/2017	—	(4,165)	(4,165)
TRY	1,818,000	USD	473,287	BNP Paribas SA	6/21/2017	11,420	—	11,420
TRY	1,817,000	USD	468,202	HSBC Bank USA	6/21/2017	16,238	—	16,238
TRY	1,263,000	USD	333,514	JPMorgan Chase Bank	6/21/2017	3,221	—	3,221

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
TRY	1,262,000	USD	340,465	Morgan Stanley and Company International PLC	6/21/2017	—	($3,996)	($3,996)
USD	765,295	BRL	2,553,000	Goldman Sachs International	3/15/2017	—	(52,707)	(52,707)
USD	40,075	BRL	129,000	Morgan Stanley and Company International PLC	3/15/2017	—	(1,258)	(1,258)
USD	2,092,761	BRL	7,224,000	State Street Bank and Trust Company	3/15/2017	—	(221,869)	(221,869)
USD	570,422	COP	1,675,329,000	Barclays Bank PLC Wholesale	3/15/2017	—	(646)	(646)
USD	572,058	COP	1,741,000,000	State Street Bank and Trust Company	3/15/2017	—	(21,395)	(21,395)
USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	$10,263	—	10,263
USD	673,205	EUR	630,000	Morgan Stanley and Company International PLC	3/15/2017	5,419	—	5,419
USD	1,823,520	EUR	1,728,000	JPMorgan Chase Bank N.A.	3/31/2017	—	(9,593)	(9,593)
USD	707,096	GBP	569,000	Barclays Bank PLC Wholesale	3/31/2017	523	—	523
USD	677,016	HUF	196,740,000	Bank of America, N.A.	6/21/2017	—	(1,890)	(1,890)
USD	272,539	HUF	79,268,000	Barclays Bank PLC Wholesale	6/21/2017	—	(997)	(997)
USD	128,482	HUF	37,244,000	Credit Suisse International	6/21/2017	—	(39)	(39)
USD	3,506,701	JPY	410,000,000	State Street Bank and Trust Company	4/14/2017	—	(149,523)	(149,523)
USD	709,895	MXN	14,243,000	JPMorgan Chase Bank N.A.	3/15/2017	2,373	—	2,373
USD	1,626,534	RON	6,515,000	Citibank N.A.	6/26/2017	98,394	—	98,394
USD	304,653	RON	1,195,000	BNP Paribas SA	8/28/2017	24,057	—	24,057
USD	504,084	RON	1,975,000	JPMorgan Chase Bank	8/28/2017	40,338	—	40,338
USD	20,098	RUB	1,212,000	Bank of America, N.A.	3/15/2017	—	(604)	(604)
USD	764,095	RUB	50,308,000	Barclays Bank PLC Wholesale	3/15/2017	—	(95,199)	(95,199)
USD	981,634	THB	34,956,000	JPMorgan Chase Bank	3/15/2017	—	(19,664)	(19,664)
USD	688,529	THB	24,040,000	JPMorgan Chase Bank	6/21/2017	385	—	385
USD	147,098	TRY	480,000	Barclays Bank PLC Wholesale	3/15/2017	15,702	—	15,702
USD	146,418	TRY	477,000	BNP Paribas SA	3/15/2017	15,843	—	15,843
USD	292,162	TRY	958,000	HSBC Bank USA	3/15/2017	29,918	—	29,918
USD	141,849	TRY	473,000	JPMorgan Chase Bank	3/15/2017	12,369	—	12,369
USD	487,573	TRY	1,810,000	Societe Generale	3/15/2017	—	(7,899)	(7,899)
USD	906,342	TRY	3,461,000	Standard Chartered Bank	3/15/2017	—	(41,078)	(41,078)
USD	472,851	TRY	1,818,000	Deutsche Bank AG London	6/21/2017	—	(11,856)	(11,856)
USD	472,610	TRY	1,817,000	Standard Chartered Bank	6/21/2017	—	(11,830)	(11,830)
USD	406,956	ZAR	5,386,000	JPMorgan Chase Bank N.A.	6/21/2017	4,263	—	4,263
ZAR	20,000	USD	1,440	Citibank N.A.	3/15/2017	81	—	81
ZMW	1,494,000	USD	151,164	Citibank N.A.	6/21/2017	—	(186)	(186)
						$407,552	($742,707)	($335,155)

SWAPS

Interest rate swaps

Counterparty/ Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	2,480,000	USD	2,480,000	Fixed 4.3175%	3 Month LIBOR	Semi-Annual	Quarterly	Dec 2028	—	($517,038)	($517,038)
JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Semi-Annual	Quarterly	Jul 2039	—	(144,800)	(144,800)
			$3,405,000						—	($661,838)	($661,838)

Centrally cleared	3,090,000	USD	3,090,000	Fixed 1.625%	USD-Federal Funds-H.15- OIS-COMPOUND	Annual	Annual	Nov 2026	—	$74,877	$74,877
Centrally cleared	6,060,000	MXN	278,198	Fixed 8.27%	MXN-TIIE-Banxico	28 Days	28 Days	Dec 2026	—	(10,350)	(10,350)
			$3,368,198						—	$64,527	$64,527
			$6,773,198						—	($597,311)	($597,311)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Credit default swaps — Buyer

Counterparty	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	United Mexican States	490,000	USD	$490,000	(1.000)%	Quarterly	Dec 2021	$17,722	($9,595)	$8,127
				$490,000				$17,722	($9,595)	$8,127

Credits default swaps — Seller

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Brazil Republic	22.122%	310,000	USD	310,000	1.000%	Quarterly	Dec 2021	(24,375)	8,287	(16,088)
Goldman Sachs International	Brazil Republic	22.122%	310,000	USD	310,000	1.000%	Quarterly	Dec 2021	(24,285)	8,197	(16,088)
Goldman Sachs International	CDX-EMS26V1-5Y	21.703%	1,879,000	USD	1,879,000	1.000%	Quarterly	Dec 2021	(110,964)	19,217	(91,747)
Goldman Sachs International	RussianFederation	16.660%	358,000	USD	358,000	1.000%	Quarterly	Dec 2021	(12,404)	2,344	(10,060)
Goldman Sachs International	South Africa Government International Bond	19.057%	363,000	USD	363,000	1.000%	Quarterly	Dec 2021	(17,293)	3,251	(14,042)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	5.337%	178,548	USD	178,548	0.500%	Monthly	May 2063	(5,911)	5,624	(287)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	5.337%	10,996,138	USD	10,996,138	0.500%	Monthly	May 2063	(352,754)	335,044	(17,710)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	5.337%	1,576,007	USD	1,576,007	0.500%	Monthly	May 2063	(36,900)	34,362	(2,538)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	5.337%	2,538,568	USD	2,538,568	0.500%	Monthly	May 2063	(59,531)	55,442	(4,089)
					$18,509,261				($644,417)	471,768	($172,649)
Centrally cleared	CDX-NAHYS27V1-5Y	31.606%	3,609,540	USD	$3,609,540	5.000%	Quarterly	Dec 2021	$223,436	$91,897	$315,333
Centrally cleared	CDX.NA.IG.27	6.225%	4,110,000	USD	4,110,000	1.000%	Quarterly	Dec 2021	50,039	28,678	78,717
Centrally cleared	ITRAXX-XOVERS26V1-5Y	29.150%	1,076,000	EUR	1,143,225	5.000%	Quarterly	Dec 2021	75,409	39,237	114,646
					$8,862,765				$348,884	$159,812	$508,696
					$27,372,026				($295,533)	$631,580	$336,047

Derivatives currency abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South Africa Rand
ZMW	Zambian Kwacha

Derivative abbreviations

LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Mid Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 90.0%
Consumer discretionary – 14.9%
Automobiles – 1.0%
Tesla, Inc. (I)(L)	61,301	$15,324,637
Diversified consumer services – 0.1%
The Honest Company, Inc. (I)(R)	52,540	1,766,920
Hotels, restaurants and leisure – 5.7%
Hilton Worldwide Holdings, Inc.	439,103	25,116,692
Marriott International, Inc., Class A	274,477	23,876,754
Panera Bread Company, Class A (I)(L)	168,991	39,003,123
		87,996,569
Internet and direct marketing retail – 2.9%
Expedia, Inc.	92,796	11,046,436
Netflix, Inc. (I)	232,769	33,083,458
		44,129,894
Specialty retail – 3.0%
Dick’s Sporting Goods, Inc.	442,080	21,639,816
Jand, Inc., Class A (I)(R)	49,365	488,220
Ulta Salon Cosmetics & Fragrance, Inc. (I)	86,363	23,614,235
		45,742,271
Textiles, apparel and luxury goods – 2.2%
Kate Spade & Company (I)	796,650	19,008,069
Under Armour, Inc., Class C (I)	819,000	15,200,640
		34,208,709
		229,169,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 2.8%
Beverages – 2.8%
Molson Coors Brewing Company, Class B	124,797	$12,528,371
Monster Beverage Corp. (I)	727,134	30,132,433
		42,660,804
		42,660,804
Energy – 5.1%
Energy equipment and services – 1.1%
Baker Hughes, Inc.	285,613	17,216,752
Oil, gas and consumable fuels – 4.0%
Cimarex Energy Company	93,143	11,709,938
Diamondback Energy, Inc. (I)	119,785	12,081,515
Newfield Exploration Company (I)	314,150	11,453,909
Pioneer Natural Resources Company	76,450	14,217,407
WPX Energy, Inc. (I)	895,582	11,553,008
		61,015,777
		78,232,529
Financials – 6.6%
Banks – 3.1%
BB&T Corp.	337,591	16,278,638
Huntington Bancshares, Inc.	1,111,153	15,711,703
Signature Bank (I)	99,330	15,645,468
		47,635,809
Capital markets – 0.9%
TD Ameritrade Holding Corp.	347,539	13,588,775
Consumer finance – 2.1%
Capital One Financial Corp.	182,546	17,133,768
Synchrony Financial	430,550	15,603,132
		32,736,900
Diversified financial services – 0.5%
Double Eagle Acquisition Corp. (I)	778,240	8,078,131
		102,039,615
Health care – 15.6%
Biotechnology – 3.1%
Incyte Corp. (I)	80,571	10,724,000
Ionis Pharmaceuticals, Inc. (I)(L)	318,856	15,869,463
TESARO, Inc. (I)(L)	65,379	12,315,442
Vertex Pharmaceuticals, Inc. (I)	90,570	8,207,453
		47,116,358
Health care equipment and supplies – 9.8%
ABIOMED, Inc. (I)	123,346	14,551,128
Align Technology, Inc. (I)	244,049	25,078,475
DexCom, Inc. (I)	229,821	17,962,809
Edwards Lifesciences Corp. (I)	417,907	39,299,974
Hologic, Inc. (I)	743,883	30,186,772
Insulet Corp. (I)	553,803	24,123,659
		151,202,817
Health care technology – 1.2%
Veeva Systems, Inc., Class A (I)	409,555	17,893,458
Pharmaceuticals – 1.5%
Eisai Company, Ltd.	208,440	11,701,227
Ono Pharmaceutical Company, Ltd.	542,830	12,020,372
		23,721,599
		239,934,232
Industrials – 10.9%
Commercial services and supplies – 1.1%
Clean Harbors, Inc. (I)	282,473	16,372,135
COMMON STOCKS (continued)
Electrical equipment – 1.1%
Rockwell Automation, Inc.	111,382	$16,829,820
Machinery – 2.1%
The Middleby Corp. (I)	234,727	32,558,982
Professional services – 1.5%
TransUnion (I)	611,664	22,686,618
Road and rail – 1.6%
J.B. Hunt Transport Services, Inc.	151,332	14,856,262
Knight Transportation, Inc.	326,017	10,660,756
		25,517,018
Trading companies and distributors – 3.5%
AerCap Holdings NV (I)	334,551	15,155,160
Fastenal Company	770,127	38,529,454
		53,684,614
		167,649,187
Information technology – 29.7%
Communications equipment – 2.1%
Arista Networks, Inc. (I)(L)	267,390	31,816,736
Electronic equipment, instruments and components – 1.0%
Trimble, Inc. (I)	513,817	15,943,742
Internet software and services – 5.9%
CoStar Group, Inc. (I)	151,072	30,694,809
GoDaddy, Inc., Class A (I)(L)	576,579	21,246,936
Nutanix, Inc. (I)	273,945	8,116,339
The Trade Desk, Inc., Class A (I)(L)	11,800	498,078
Zillow Group, Inc., Class C (I)(L)	902,510	30,631,189
		91,187,351
IT services – 1.1%
Global Payments, Inc.	210,145	16,746,455
Semiconductors and semiconductor equipment – 6.9%
Analog Devices, Inc.	203,671	16,686,765
Cavium, Inc. (I)	233,993	15,328,881
Microchip Technology, Inc.	269,500	19,544,140
Micron Technology, Inc. (I)	893,003	20,931,990
NVIDIA Corp.	327,645	33,249,415
		105,741,191
Software – 12.7%
Aspen Technology, Inc. (I)	277,182	16,115,361
Guidewire Software, Inc. (I)	581,054	31,748,791
Mobileye NV (I)(L)	603,333	27,463,717
ServiceNow, Inc. (I)	465,495	40,460,825
The Ultimate Software Group, Inc. (I)	144,536	27,951,817
Workday, Inc., Class A (I)	611,105	50,678,938
		194,419,449
		455,854,924
Materials – 2.4%
Chemicals – 1.4%
Platform Specialty Products Corp. (I)	1,662,892	21,933,545
Containers and packaging – 1.0%
International Paper Company	277,095	14,602,907
		36,536,452
Real estate – 2.0%
Equity real estate investment trusts – 1.9%
Equinix, Inc.	79,012	29,714,043

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.1%
WeWork Companies, Inc., Class A (I)(R)		35,488	$1,781,223
			31,495,266
TOTAL COMMON STOCKS (Cost $1,206,744,272)			$1,383,572,009
PREFERRED SECURITIES – 8.3%
Consumer discretionary – 0.3%
Diversified consumer services – 0.2%
The Honest Company, Inc. (I)(R)		122,593	4,122,803
Specialty retail – 0.1%
Jand, Inc., Series D (I)(R)		110,231	1,090,185
			5,212,988
Financials – 0.6%
Capital markets – 0.6%
Forward Ventures LLC (I)(R)		1,975,070	8,654,757
Industrials – 0.5%
Electrical equipment – 0.5%
Lithium Technology Corp. (I)(R)		1,672,498	7,626,591
Information technology – 5.6%
Electronic equipment, instruments and components – 0.4%
Veracode, Inc. (I)(R)		254,658	6,007,382
Internet software and services – 3.6%
Lookout, Inc., Series F (I)(R)		341,649	2,500,871
One Kings Lane, Inc. (I)(R)		529,764	550,955
Uber Technologies, Inc. (I)(R)		1,059,388	51,668,683
			54,720,509
Software – 1.6%
Birst, Inc., Series F (I)(R)		639,317	3,209,371
DraftKings, Inc., Series C (I)(R)		1,058,252	2,179,999
Essence Group Holdings Corp. (I)(R)		2,576,993	6,622,872
MarkLogic Corp., Series F (I)(R)		433,540	4,023,251
Pinterest, Inc., Series G (I)(R)		570,725	3,652,640
Zuora, Inc., Series F (I)(R)		1,403,516	5,249,150
			24,937,283
			85,665,174
Real estate – 1.3%
Real estate management and development – 1.3%
Redfin Corp. (I)(R)		1,074,553	4,341,194
WeWork Companies, Inc., Series D1 (I)(R)		176,378	8,852,809
WeWork Companies, Inc., Series D2 (I)(R)		138,582	6,955,742
			20,149,745
			20,149,745
TOTAL PREFERRED SECURITIES (Cost $85,058,633)			$127,309,255
CORPORATE BONDS – 0.1%
Information technology – 0.1%
DraftKings, Inc.
5.000%, 12/23/2017(R)	$	803,899	803,899
TOTAL CORPORATE BONDS (Cost $803,899)			$803,899
SECURITIES LENDING COLLATERAL – 6.9%
John Hancock Collateral Trust, 0.8372% (W)(Y)		10,691,848	106,994,397
TOTAL SECURITIES LENDING COLLATERAL (Cost $106,980,917)			$106,994,397

Mid Cap Stock Fund (continued)

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.3%
Repurchase agreement – 2.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 02/28/2017 at 0.520% to be repurchased at $35,800,517 on 03/01/2017, collateralized by $33,514,300 U.S. Treasury Notes, 1.250% due 11/30/2018 (valued at $33,674,185, including interest) and $2,718,777 Government National Mortgage Association, 3.500% due 11/20/2045 (valued at $2,841,815, including interest)	$	35,800,000	35,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,800,000)			$35,800,000
Total Investments (Mid Cap Stock Fund) (Cost $1,435,387,721) – 107.6%			$1,654,479,560
Other assets and liabilities, net – (7.6%)			(117,312,931)
TOTAL NET ASSETS – 100.0%			$1,537,166,629

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Mid Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 91.2%
Consumer discretionary – 10.1%
Diversified consumer services – 1.1%
Graham Holdings Company, Class B	3,341	$1,798,293
Strayer Education, Inc. (I)	96,174	7,457,332
		9,255,625
Leisure products – 1.1%
Mattel, Inc.	333,888	8,590,938
Sankyo Company, Ltd.	34,700	1,228,273
		9,819,211
Media – 5.5%
News Corp., Class A	1,026,429	13,158,820
Scholastic Corp.	69,500	3,131,670
Tribune Media Company, Class A	347,878	12,008,749
Viacom, Inc., Class B	434,033	18,858,734
		47,157,973
Specialty retail – 1.5%
Chico’s FAS, Inc.	316,554	4,583,702
The Gap, Inc.	74,500	1,849,090
Tiffany & Company	69,990	6,429,981
		12,862,773
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	99,675	7,907,218
		87,002,800

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 9.4%
Beverages – 1.0%
Carlsberg A/S, Class B	95,449	$8,377,799
Food and staples retailing – 0.6%
Sysco Corp.	102,800	5,419,616
Food products – 6.3%
Archer-Daniels-Midland Company	188,718	8,864,084
Bunge, Ltd.	236,000	19,316,600
Flowers Foods, Inc.	411,869	7,932,597
McCormick & Company, Inc.	45,500	4,478,110
Mead Johnson Nutrition Company	110,700	9,718,353
The Hershey Company	31,287	3,389,946
Tootsie Roll Industries, Inc. (L)	9,483	371,259
		54,070,949
Personal products – 1.5%
Coty, Inc., Class A	305,989	5,746,473
Edgewell Personal Care Company (I)	102,869	7,595,847
		13,342,320
		81,210,684
Energy – 8.9%
Energy equipment and services – 0.6%
Frank’s International NV (L)	139,893	1,706,695
SEACOR Holdings, Inc. (I)	59,200	4,075,920
		5,782,615
Oil, gas and consumable fuels – 8.3%
Apache Corp.	213,800	11,243,742
Arch Coal, Inc., Class A (I)	70,450	5,062,537
Cameco Corp.	531,300	5,892,117
Canadian Natural Resources, Ltd.	123,597	3,548,470
CONSOL Energy, Inc. (I)	368,217	5,733,139
EQT Corp.	118,200	7,078,998
Hess Corp.	303,723	15,623,511
Murphy Oil Corp.	545,458	15,431,007
Southwestern Energy Company (I)	238,391	1,790,316
		71,403,837
		77,186,452
Financials – 22.3%
Banks – 4.6%
Fifth Third Bancorp	552,700	15,166,088
First Horizon National Corp.	722,391	14,404,477
Popular, Inc.	116,500	5,132,990
Westamerica Bancorporation (L)	91,300	5,281,705
		39,985,260
Capital markets – 3.2%
Lazard, Ltd., Class A	161,900	6,971,414
LPL Financial Holdings, Inc.	59,400	2,348,676
Northern Trust Corp.	197,702	17,269,270
Waddell & Reed Financial, Inc., Class A	56,700	1,090,908
		27,680,268
Consumer finance – 2.7%
Ally Financial, Inc.	365,341	8,216,519
Synchrony Financial	408,687	14,810,817
		23,027,336
Diversified financial services – 3.6%
Groupe Bruxelles Lambert SA	18,164	1,539,213
Leucadia National Corp.	759,060	20,206,177
Pargesa Holding SA	47,370	3,122,577
Voya Financial, Inc.	148,600	6,126,778
		30,994,745
COMMON STOCKS (continued)
Insurance – 7.6%
Brown & Brown, Inc.	151,105	$6,512,626
CNA Financial Corp.	222,747	9,551,391
First American Financial Corp.	58,100	2,269,967
FNF Group	84,487	3,238,387
Kemper Corp.	119,542	5,074,558
Loews Corp.	261,971	12,307,398
Marsh & McLennan Companies, Inc.	118,200	8,685,336
OneBeacon Insurance Group, Ltd., Class A	20,359	332,259
The Progressive Corp.	209,803	8,220,082
White Mountains Insurance Group, Ltd.	10,356	9,695,909
		65,887,913
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	321,012	4,844,071
		192,419,593
Health care – 10.3%
Biotechnology – 2.3%
Alkermes PLC (I)	231,404	13,074,326
Seattle Genetics, Inc. (I)(L)	96,871	6,359,581
		19,433,907
Health care equipment and supplies – 4.8%
Baxter International, Inc.	256,800	13,076,256
Haemonetics Corp. (I)	82,332	3,073,454
Halyard Health, Inc. (I)	60,861	2,377,231
Hologic, Inc. (I)	416,980	16,921,048
Zimmer Biomet Holdings, Inc.	53,530	6,267,292
		41,715,281
Health care providers and services – 1.8%
Patterson Companies, Inc. (L)	113,400	5,154,030
Select Medical Holdings Corp. (I)	710,690	10,233,936
		15,387,966
Pharmaceuticals – 1.4%
Mylan NV (I)	102,000	4,268,700
Zoetis, Inc.	143,209	7,634,472
		11,903,172
		88,440,326
Industrials – 8.6%
Aerospace and defense – 2.5%
Cobham PLC	919,981	1,368,472
Textron, Inc.	427,758	20,232,953
		21,601,425
Air freight and logistics – 2.8%
C.H. Robinson Worldwide, Inc.	218,507	17,561,408
Expeditors International of Washington, Inc.	113,400	6,393,492
		23,954,900
Commercial services and supplies – 1.0%
Cintas Corp.	49,800	5,876,898
Stericycle, Inc. (I)	36,300	3,008,544
		8,885,442
Machinery – 1.7%
AGCO Corp.	25,400	1,547,368
Cummins, Inc.	39,458	5,859,118
Xylem, Inc.	140,110	6,742,093
		14,148,579
Professional services – 0.2%
ManpowerGroup, Inc.	18,406	1,786,118
Road and rail – 0.4%
Kansas City Southern	38,400	3,403,392
		73,779,856

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 2.8%
Communications equipment – 0.1%
ADTRAN, Inc.	70,600	$1,493,190
Electronic equipment, instruments and components – 1.1%
AVX Corp.	280,149	4,347,912
National Instruments Corp.	152,500	4,916,600
		9,264,512
Semiconductors and semiconductor equipment – 1.6%
Applied Materials, Inc.	118,500	4,292,070
Marvell Technology Group, Ltd.	598,622	9,338,503
		13,630,573
		24,388,275
Materials – 7.0%
Chemicals – 0.9%
CF Industries Holdings, Inc.	7,300	229,366
FMC Corp.	78,300	4,511,646
The Mosaic Company	107,400	3,349,806
		8,090,818
Construction materials – 1.4%
Vulcan Materials Company	97,000	11,699,170
Containers and packaging – 0.5%
WestRock Company	84,776	4,554,167
Metals and mining – 3.7%
Franco-Nevada Corp.	172,900	11,144,383
Newmont Mining Corp.	445,530	15,254,947
Nucor Corp.	81,800	5,118,226
		31,517,556
Paper and forest products – 0.5%
Louisiana-Pacific Corp. (I)	159,400	3,758,652
West Fraser Timber Company, Ltd.	20,090	833,882
		4,592,534
		60,454,245
Real estate – 6.8%
Equity real estate investment trusts – 5.6%
Equity Commonwealth (I)	251,798	7,871,205
Equity Residential	99,517	6,276,537
Rayonier, Inc.	456,684	13,079,430
Regency Centers Corp.	34,200	2,405,970
Taubman Centers, Inc.	73,890	5,154,566
The Macerich Company	109,900	7,405,062
Weyerhaeuser Company	185,397	6,251,587
		48,444,357
Real estate management and development – 1.2%
Realogy Holdings Corp.	312,892	8,667,108
The St. Joe Company (I)	100,234	1,658,873
		10,325,981
		58,770,338
COMMON STOCKS (continued)
Telecommunication services – 0.2%
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	76,056	$2,055,794
Utilities – 4.8%
Electric utilities – 3.3%
Entergy Corp.	37,702	2,890,235
FirstEnergy Corp.	652,408	21,157,591
Great Plains Energy, Inc.	141,600	4,114,896
		28,162,722
Independent power and renewable electricity producers – 1.5%
NRG Energy, Inc.	793,720	13,144,003
		41,306,725
TOTAL COMMON STOCKS (Cost $583,442,260)		$787,015,088
SECURITIES LENDING COLLATERAL – 1.8%
John Hancock Collateral Trust, 0.8372% (W)(Y)	1,554,462	15,555,661
TOTAL SECURITIES LENDING COLLATERAL (Cost $15,553,762)		$15,555,661
SHORT-TERM INVESTMENTS – 8.4%
Money market funds – 8.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,696,159	1,696,159
T. Rowe Price Government Money Fund, 0.5166% (Y)	71,031,568	71,031,568
		72,727,727
TOTAL SHORT-TERM INVESTMENTS (Cost $72,727,727)		$72,727,727
Total Investments (Mid Value Fund) (Cost $671,723,749) – 101.4%		$875,298,476
Other assets and liabilities, net – (1.4%)		(12,451,219)
TOTAL NET ASSETS – 100.0%		$862,847,257

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio(formerly Lifestyle II Aggressive Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 67.1%
Equity – 67.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	8,337,098	$108,132,165
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,845,574)		$108,132,165
UNAFFILIATED INVESTMENT COMPANIES – 32.8%
Exchange-traded funds – 32.8%
Financial Select Sector SPDR Fund	114,823	2,817,756
iShares Edge MSCI Min Vol USA ETF	177,654	8,504,297
Vanguard Dividend Appreciation ETF	62,315	5,635,145
Vanguard Energy ETF	20,333	2,000,157
Vanguard FTSE Developed Markets ETF	107,504	4,115,253
Vanguard FTSE Emerging Markets ETF	135,221	5,231,700
Vanguard Health Care ETF	8,138	1,127,032
Vanguard Information Technology ETF	27,685	3,682,105
Vanguard Materials ETF	5,613	667,893
Vanguard Mid-Cap ETF	60,359	8,429,134
Vanguard REIT ETF	18,836	1,605,957
Vanguard S&P 500 ETF	26,778	5,812,700
Vanguard Small-Cap ETF	24,402	3,269,137
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $48,179,849)		$52,898,266
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total Investments (Multi-Index Lifestyle Aggressive Portfolio (formerly Lifestyle II Aggressive Portfolio)) (Cost $156,026,424) – 99.9%		$161,031,432
Other assets and liabilities, net – 0.1%		90,331
TOTAL NET ASSETS – 100.0%		$161,121,763

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Multi-Index Lifestyle Balanced Portfolio(formerly Lifestyle II Balanced Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 39.5%
Equity – 39.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	15,138,544	$196,346,911
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $194,728,092)		$196,346,911
UNAFFILIATED INVESTMENT COMPANIES – 60.5%
Exchange-traded funds – 60.5%
Financial Select Sector SPDR Fund	249,723	6,128,202
iShares Edge MSCI Min Vol USA ETF	532,784	25,504,370
iShares J.P. Morgan USD Emerging Markets Bond ETF	74,164	8,422,064
iShares TIPS Bond ETF	54,014	6,192,705
PowerShares Senior Loan Portfolio	911,943	21,312,108
SPDR Bloomberg Barclays High Yield Bond ETF	1,053,656	39,217,076
Vanguard Dividend Appreciation ETF	185,750	16,797,373
Vanguard Energy ETF	32,163	3,163,874
Vanguard FTSE Developed Markets ETF	52,808	2,021,490
Vanguard FTSE Emerging Markets ETF	54,530	2,109,766
Vanguard Health Care ETF	17,572	2,433,546
Vanguard Information Technology ETF	55,532	7,385,756
Vanguard Intermediate-Term Bond ETF	196,192	16,436,966
Vanguard Intermediate-Term Corporate Bond ETF	541,099	46,869,995
Vanguard Materials ETF	8,840	1,051,872
Vanguard Mid-Cap ETF	101,127	14,122,386
Vanguard REIT ETF	58,337	4,973,813
Vanguard S&P 500 ETF	37,747	8,193,741
Vanguard Short-Term Bond ETF	620	49,433
Vanguard Short-Term Corporate Bond ETF	251,655	20,077,036
Vanguard Short-Term Inflation-Protected Securities ETF	125,258	6,188,998
Vanguard Small-Cap ETF	28,689	3,843,465
Vanguard Total Bond Market ETF	471,571	38,324,575
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $291,566,434)		$300,820,610
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,340,385	1,340,385
TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,385)		$1,340,385
Total Investments (Multi-Index Lifestyle Balanced Portfolio (formerly Lifestyle II Balanced Portfolio)) (Cost $487,634,911) – 100.3%		$498,507,906
Other assets and liabilities, net – (0.3%)		(1,269,661)
TOTAL NET ASSETS – 100.0%		$497,238,245

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (formerly Lifestyle II Conservative Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 12.3%
Equity – 12.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	829,750	$10,761,864
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,286,774)		$10,761,864
UNAFFILIATED INVESTMENT COMPANIES – 87.7%
Exchange-traded funds – 87.7%
iShares Edge MSCI Min Vol USA ETF	60,585	2,900,204
iShares J.P. Morgan USD Emerging Markets Bond ETF	25,002	2,839,227
iShares TIPS Bond ETF	21,468	2,461,306
PowerShares Senior Loan Portfolio	225,871	5,278,605
SPDR Bloomberg Barclays High Yield Bond ETF	234,198	8,716,850
Vanguard Dividend Appreciation ETF	21,224	1,919,286
Vanguard Energy ETF	2,354	231,563
Vanguard FTSE Developed Markets ETF	3,063	117,252
Vanguard FTSE Emerging Markets ETF	1,711	66,199
Vanguard Intermediate-Term Bond ETF	72,740	6,094,157
Vanguard Intermediate-Term Corporate Bond ETF	200,596	17,375,624
Vanguard Materials ETF	645	76,749
Vanguard Mid-Cap ETF	3,358	468,945
Vanguard REIT ETF	12,434	1,060,123
Vanguard Short-Term Bond ETF	44,034	3,510,831
Vanguard Short-Term Corporate Bond ETF	93,305	7,443,873
Vanguard Short-Term Inflation-Protected Securities ETF	49,784	2,459,827
Vanguard Small-Cap ETF	65	8,708
Vanguard Total Bond Market ETF	173,832	14,127,327
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $76,397,834)		$77,156,656
SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	114,610	114,610
TOTAL SHORT-TERM INVESTMENTS (Cost $114,610)		$114,610
Total Investments (Multi-Index Lifestyle Conservative Portfolio (formerly Lifestyle II Conservative Portfolio)) (Cost $86,799,218) – 100.1%		$88,033,130
Other assets and liabilities, net – (0.1%)		(87,179)
TOTAL NET ASSETS – 100.0%		$87,945,951

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Multi-Index Lifestyle Growth Portfolio(formerly Lifestyle II Growth Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 53.0%
Equity – 53.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	16,660,286	$216,083,906
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $215,953,107)		$216,083,906
UNAFFILIATED INVESTMENT COMPANIES – 47.0%
Exchange-traded funds – 47.0%
Financial Select Sector SPDR Fund	249,206	6,115,515
iShares Edge MSCI Min Vol USA ETF	438,096	20,971,655
iShares J.P. Morgan USD Emerging Markets Bond ETF	44,049	5,002,204
iShares TIPS Bond ETF	26,658	3,056,340
PowerShares Senior Loan Portfolio	347,822	8,128,600
SPDR Bloomberg Barclays High Yield Bond ETF	427,321	15,904,888
Vanguard Dividend Appreciation ETF	154,015	13,927,576
Vanguard Energy ETF	38,793	3,816,067
Vanguard FTSE Developed Markets ETF	229,944	8,802,256
Vanguard FTSE Emerging Markets ETF	175,696	6,797,678
Vanguard Health Care ETF	18,821	2,606,520
Vanguard Information Technology ETF	53,246	7,081,718
Vanguard Intermediate-Term Bond ETF	81,213	6,804,025
Vanguard Intermediate-Term Corporate Bond ETF	224,320	19,430,600
Vanguard Materials ETF	10,654	1,267,719
Vanguard Mid-Cap ETF	122,259	17,073,469
Vanguard REIT ETF	47,456	4,046,099
Vanguard S&P 500 ETF	43,755	9,497,898
Vanguard Short-Term Bond ETF	509	40,583
Vanguard Short-Term Corporate Bond ETF	103,963	8,294,168
Vanguard Short-Term Inflation-Protected Securities ETF	61,687	3,047,955
Vanguard Small-Cap ETF	31,659	4,241,356
Vanguard Total Bond Market ETF	195,268	15,869,430
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $182,643,076)		$191,824,319
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	199,426	199,426
TOTAL SHORT-TERM INVESTMENTS (Cost $199,426)		$199,426
Total Investments (Multi-Index Lifestyle Growth Portfolio (formerly Lifestyle II Growth Portfolio)) (Cost $398,795,609) – 100.0%		$408,107,651
Other assets and liabilities, net – 0.0%		(77,735)
TOTAL NET ASSETS – 100.0%		$408,029,916

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (formerly Lifestyle II Moderate Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 26.2%
Equity – 26.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,621,155	$33,996,384
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $33,754,099)		$33,996,384
UNAFFILIATED INVESTMENT COMPANIES – 74.1%
Exchange-traded funds – 74.1%
iShares Edge MSCI Min Vol USA ETF	146,845	7,029,470
iShares J.P. Morgan USD Emerging Markets Bond ETF	26,478	3,006,842
iShares TIPS Bond ETF	21,006	2,408,338
PowerShares Senior Loan Portfolio	311,263	7,274,216
SPDR Bloomberg Barclays High Yield Bond ETF	350,533	13,046,838
Vanguard Dividend Appreciation ETF	51,591	4,665,374
Vanguard Energy ETF	4,961	488,014
Vanguard FTSE Developed Markets ETF	820	31,390
Vanguard FTSE Emerging Markets ETF	331	12,806
Vanguard Intermediate-Term Bond ETF	82,780	6,935,308
Vanguard Intermediate-Term Corporate Bond ETF	228,542	19,796,308
Vanguard Materials ETF	1,363	162,183
Vanguard Mid-Cap ETF	15,455	2,158,291
Vanguard REIT ETF	15,216	1,297,316
Vanguard S&P 500 ETF	2,253	489,059
Vanguard Short-Term Bond ETF	162	12,916
Vanguard Short-Term Corporate Bond ETF	105,972	8,454,446
Vanguard Short-Term Inflation-Protected Securities ETF	48,643	2,403,451
Vanguard Small-Cap ETF	2,356	315,633
Vanguard Total Bond Market ETF	197,758	16,071,793
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $94,615,752)		$96,059,992
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total Investments (Multi-Index Lifestyle Moderate Portfolio (formerly Lifestyle II Moderate Portfolio)) (Cost $128,370,853) – 100.3%		$130,057,378
Other assets and liabilities, net – (0.3%)		(339,005)
TOTAL NET ASSETS – 100.0%		$129,718,373

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Consumer discretionary – 1.4%
Hotels, restaurants and leisure – 1.4%
Hilton Worldwide Holdings, Inc.	52,914	$3,026,681
Real estate – 93.7%
Equity real estate investment trusts – 92.8%
Diversified REITs – 0.9%
PS Business Parks, Inc.	17,600	2,045,296
Health care REITs – 2.4%
Healthcare Realty Trust, Inc.	170,700	5,455,572
Hotel and resort REITs – 4.7%
Host Hotels & Resorts, Inc.	217,462	3,912,141
Pebblebrook Hotel Trust	76,600	2,202,250
RLJ Lodging Trust	55,181	1,255,920
Sunstone Hotel Investors, Inc.	210,312	3,102,102
		10,472,413
Industrial REITs – 9.3%
DCT Industrial Trust, Inc.	122,300	5,850,832
EastGroup Properties, Inc.	29,444	2,188,867
Prologis, Inc.	202,230	10,323,842
Terreno Realty Corp.	91,000	2,520,700
		20,884,241
Office REITs – 21.8%
Alexandria Real Estate Equities, Inc.	46,300	5,524,053
Boston Properties, Inc.	46,303	6,437,506
Douglas Emmett, Inc.	198,139	7,992,927
Highwoods Properties, Inc.	54,000	2,834,460
Hudson Pacific Properties, Inc.	78,068	2,855,727
Kilroy Realty Corp.	74,500	5,747,675
Paramount Group, Inc.	151,024	2,632,348
SL Green Realty Corp.	73,121	8,239,274
Vornado Realty Trust	58,974	6,479,473
		48,743,443
Residential REITs – 19.2%
American Campus Communities, Inc.	60,894	3,111,683
AvalonBay Communities, Inc.	67,011	12,315,282
Camden Property Trust	89,777	7,599,623
Equity Residential	170,984	10,783,961
Essex Property Trust, Inc.	39,098	9,176,301
		42,986,850
Retail REITs – 29.2%
Acadia Realty Trust	112,300	3,596,969
Federal Realty Investment Trust	41,680	5,865,626
GGP, Inc.	378,854	9,418,310
Kimco Realty Corp.	212,335	5,149,124
Regency Centers Corp.	114,679	8,067,668
Simon Property Group, Inc.	87,586	16,150,858
The Macerich Company	107,603	7,250,290
Urban Edge Properties	184,637	5,119,984
Weingarten Realty Investors	135,200	4,795,544
		65,414,373
Specialized REITs – 5.3%
Public Storage	39,773	9,046,767
Weyerhaeuser Company	83,607	2,819,230
		11,865,997
		207,868,185
Real estate management and development – 0.9%
Diversified real estate activities – 0.9%
Alexander & Baldwin, Inc.	44,700	2,003,901
		209,872,086
TOTAL COMMON STOCKS (Cost $92,823,033)		$212,898,767

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
CONVERTIBLE BONDS – 0.1%
Real estate – 0.1%
Real estate operating companies – 0.1%
Forest City Realty Trust, Inc.
4.250%, 08/15/2018	$253,000	$288,578
TOTAL CONVERTIBLE BONDS (Cost $243,885)		$288,578
SHORT-TERM INVESTMENTS – 4.2%
Money market funds – 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	383,376	383,376
T. Rowe Price Government Money Fund, 0.5166% (Y)	9,005,571	9,005,571
		9,388,947
TOTAL SHORT-TERM INVESTMENTS (Cost $9,388,947)		$9,388,947
Total Investments (Real Estate Equity Fund) (Cost $102,455,865) – 99.4%		$222,576,292
Other assets and liabilities, net – 0.6%		1,421,471
TOTAL NET ASSETS – 100.0%		$223,997,763

Key to Security Abbreviations and Legend

(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Information technology – 0.1%
IT services – 0.1%
InterXion Holding NV (I)	15,578	$605,983
Real estate – 99.6%
Equity real estate investment trusts – 99.6%
Diversified REITs – 7.6%
Empire State Realty Trust, Inc., Class A	437,283	9,537,141
Lexington Realty Trust	563,185	6,285,145
Liberty Property Trust	151,166	5,961,987
STORE Capital Corp.	252,867	6,298,917
VEREIT, Inc.	1,776,223	16,110,343
		44,193,533
Health care REITs – 11.7%
HCP, Inc.	618,453	20,279,074
Healthcare Trust of America, Inc., Class A	449,510	14,460,737
Sabra Health Care REIT, Inc.	244,542	6,651,542
Welltower, Inc.	374,427	26,352,172
		67,743,525
Hotel and resort REITs – 6.2%
DiamondRock Hospitality Company	757,002	8,228,612
Host Hotels & Resorts, Inc. (L)	710,634	12,784,306
LaSalle Hotel Properties	246,634	7,127,723
Sunstone Hotel Investors, Inc.	506,375	7,469,031
		35,609,672
Industrial REITs – 7.3%
Prologis, Inc.	589,922	30,115,518
Rexford Industrial Realty, Inc.	519,211	11,931,469
		42,046,987
COMMON STOCKS (continued)
Office REITs – 16.1%
Alexandria Real Estate Equities, Inc.	188,117	$22,444,239
Boston Properties, Inc.	40,744	5,664,638
Corporate Office Properties Trust	333,627	11,373,344
Hudson Pacific Properties, Inc.	492,479	18,014,882
Piedmont Office Realty Trust, Inc., Class A	296,872	6,810,244
Vornado Realty Trust	259,519	28,513,353
		92,820,700
Residential REITs – 16.8%
American Homes 4 Rent, Class A (L)	298,289	7,090,330
Apartment Investment & Management Company, Class A	386,438	17,980,960
AvalonBay Communities, Inc.	93,249	17,137,301
Camden Property Trust	105,940	8,967,821
Equity LifeStyle Properties, Inc.	83,898	6,679,959
Essex Property Trust, Inc.	100,265	23,532,196
Invitation Homes, Inc. (I)	283,895	6,186,072
Mid-America Apartment Communities, Inc.	92,225	9,474,274
		97,048,913
Retail REITs – 19.0%
Agree Realty Corp.	208,448	10,345,274
Brixmor Property Group, Inc.	513,645	11,988,474
GGP, Inc.	959,716	23,858,540
Kimco Realty Corp.	341,236	8,274,973
Pennsylvania Real Estate Investment Trust	280,007	4,620,116
Retail Properties of America, Inc., Class A	563,014	8,676,046
Simon Property Group, Inc.	184,580	34,036,552
Urban Edge Properties	296,839	8,231,345
		110,031,320
Specialized REITs – 14.9%
CoreSite Realty Corp.	124,424	11,206,870
CubeSmart	354,219	9,652,468
DuPont Fabros Technology, Inc.	207,210	10,669,243
Equinix, Inc.	36,160	13,598,691
Four Corners Property Trust, Inc.	343,002	7,607,784
Gaming and Leisure Properties, Inc.	206,453	6,606,496
Public Storage	116,820	26,571,877
		85,913,429
TOTAL COMMON STOCKS (Cost $489,744,010)		$576,014,062
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 0.8372% (W)(Y)	138,739	1,388,371
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,388,313)		$1,388,371
Total Investments (Real Estate Securities Fund) (Cost $491,132,323) – 100.0%		$577,402,433
Other assets and liabilities, net – 0.0%		285,412
TOTAL NET ASSETS – 100.0%		$577,687,845

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 100.2%
U.S. Government – 97.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 07/15/2026	$	152,532,353	$154,103,693
0.125%, 04/15/2021 to 07/15/2022 (D)		63,832,020	64,640,359
0.250%, 01/15/2025		28,714,244	28,632,926
0.375%, 07/15/2023 to 07/15/2025		103,023,596	104,964,840
0.625%, 07/15/2021 to 02/15/2043		157,641,489	162,554,721
0.750%, 02/15/2042		2,468,143	2,399,262
0.750%, 02/15/2045 (D)		12,610,698	12,204,293
0.875%, 02/15/2047		1,100,175	1,102,141
1.000%, 02/15/2046		35,550,468	36,699,992
1.125%, 01/15/2021 (D)		882,928	933,016
1.250%, 07/15/2020		25,572,624	27,187,638
1.375%, 07/15/2018 (D)		391,857	407,296
1.375%, 01/15/2020 to 02/15/2044		43,105,170	47,677,610
1.625%, 01/15/2018 (D)		1,959,131	2,013,389
1.750%, 01/15/2028		15,269,698	17,404,981
1.875%, 07/15/2019		21,822,896	23,330,182
2.000%, 01/15/2026		7,979,650	9,120,069
2.125%, 02/15/2040		16,453,557	20,958,163
2.125%, 02/15/2041 (D)		1,719,838	2,203,623
2.375%, 01/15/2025 to 01/15/2027		98,000,045	113,968,012
2.500%, 01/15/2029		34,488,415	42,541,908
3.625%, 04/15/2028		83,874,813	112,416,070
3.875%, 04/15/2029		13,077,972	18,261,269
U.S. Treasury Notes
1.750%, 11/30/2021		19,100,000	18,984,350
2.000%, 02/15/2025 (D)		1,660,000	1,624,337
2.000%, 11/15/2026		1,100,000	1,064,078
2.125%, 12/31/2021 (D)		500,000	505,098
			1,027,903,316
U.S. Government Agency – 3.1%
Federal National Mortgage Association
1.796%, 10/01/2044 (P)		25,063	25,291
3.000%, TBA (C)		12,000,000	11,912,583
3.500%, TBA (C)		20,000,000	20,454,788
			32,392,662
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,061,871,611)			$1,060,295,978
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Argentina – 0.3%
Republic of Argentina
6.875%, 01/26/2027 (S)		3,000,000	2,996,400
France – 0.3%
Government of France
0.100%, 03/01/2021	EUR	1,617,500	1,806,904
2.250%, 07/25/2020		1,109,710	1,325,919
			3,132,823
Greece – 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	116,000,000	983,488
Mexico – 0.1%
Government of Mexico
4.750%, 06/14/2018	MXN	11,246,000	546,333
New Zealand – 0.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,900,000	2,939,713
3.000%, 09/20/2030		600,000	488,152
			3,427,865
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	$338,900
United Kingdom – 0.7%
Government of United Kingdom, Inflation Linked Bond
0.125%, 03/22/2024 to 03/22/2068	GBP	4,114,710	7,978,741
			7,978,741
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,075,592)			$19,404,550
CORPORATE BONDS – 5.3%
Consumer discretionary – 0.0%
General Motors Financial Company, Inc.
2.350%, 10/04/2019	$	100,000	100,094
2.400%, 05/09/2019		100,000	100,689
			200,783
Energy – 0.4%
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020		100,000	111,905
Kinder Morgan, Inc.
7.250%, 06/01/2018		100,000	106,432
Petrobras Global Finance BV
4.375%, 05/20/2023		200,000	185,440
6.125%, 01/17/2022		700,000	719,250
8.375%, 05/23/2021		2,200,000	2,455,640
			3,578,667
Financials – 4.2%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,799,750
6.250%, 12/01/2017		3,200,000	3,309,504
Bank of America NA
1.750%, 06/05/2018		2,200,000	2,206,780
BRFkredit A/S
2.000%, 10/01/2017	DKK	4,900,000	708,024
2.500%, 10/01/2047		1,061,269	153,756
4.000%, 01/01/2018		2,500,000	369,407
CIT Group, Inc.
5.000%, 05/15/2018 (S)	$	100,000	101,200
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/2022		500,000	505,288
Deutsche Bank AG
4.250%, 10/14/2021 (S)		4,400,000	4,446,710
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	634,879
ING Bank NV
2.625%, 12/05/2022 (S)	$	1,200,000	1,197,190
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)		600,000	660,932
JPMorgan Chase & Co. (7.900% to 04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)		1,500,000	1,560,000
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	2,860
Navient Corp.
5.500%, 01/15/2019	$	900,000	929,250
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2017	DKK	3,900,000	560,283
2.000%, 10/01/2017 to 01/01/2018		7,600,000	1,098,243
2.500%, 10/01/2047		1,719,325	248,642

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 10/01/2017	DKK	17,600,000	$2,528,112
2.000%, 10/01/2017 to 04/01/2018		12,000,000	1,744,617
2.500%, 10/01/2047		5,974,769	868,093
4.000%, 01/01/2018		800,000	118,088
Realkredit Danmark A/S
1.000%, 04/01/2017 to 04/01/2018		16,500,000	2,376,265
2.000%, 04/01/2017 to 01/01/2018		7,300,000	1,045,849
2.500%, 10/01/2047		5,934,295	859,437
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018	$	100,000	102,358
Santander Holdings USA, Inc.
2.504%, 11/24/2017 (P)		4,800,000	4,835,141
Synchrony Financial
2.438%, 11/09/2017 (P)		300,000	302,072
The Goldman Sachs Group, Inc.
1.757%, 12/13/2019 (P)		100,000	100,611
2.163%, 09/15/2020 (P)		2,000,000	2,027,902
The Royal Bank of Scotland PLC (9.500% to 03/16/2017, then 5 Year U.S. Swap Rate + 8.500%)
03/16/2022		1,130,000	1,133,345
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		1,800,000	1,793,011
			44,327,599
Health care – 0.5%
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,299,984
Industrials – 0.2%
AerCap Ireland Capital DAC
2.750%, 05/15/2017		150,000	150,372
4.625%, 10/30/2020		500,000	533,405
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	629,283
International Lease Finance Corp.
5.875%, 04/01/2019	$	100,000	107,350
6.250%, 05/15/2019		400,000	434,012
8.250%, 12/15/2020		200,000	238,326
			2,092,748
Information technology – 0.0%
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)		100,000	102,226
TOTAL CORPORATE BONDS (Cost $51,982,884)			$55,602,007
MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority (West Virginia) 7.467%, 06/01/2047		610,000	584,246
TOTAL MUNICIPAL BONDS (Cost $583,765)			$584,246
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Commercial and residential – 1.4%
Banc of America Alternative Loan Trust, Series 2004-12, Class 1CB1 6.000%, 01/25/2035		2,582,352	2,572,316
Banc of America Mortgage Trust, Series 2005-A, Class 2A2 3.489%, 02/25/2035 (P)		238,056	235,641
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3, Class 3A2, 3.057%, 05/25/2033 (P)		33,334	33,254
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)		146,944	146,458
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust, Series 2004-9, Class 6A1 3.483%, 09/25/2034 (P)	$	62,529	$61,437
Bella Vista Mortgage Trust, Series 2005-1, Class 1A1 1.377%, 01/22/2045 (P)		609,881	558,500
Citicorp Mortgage Securities Trust, Series 2007-3, Class 3A1 5.500%, 04/25/2037		149,126	147,903
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.040%, 05/25/2035 (P)		20,233	19,908
Series 2005-6, Class A3, 2.410%, 09/25/2035 (P)		23,640	22,892
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		978,188	998,847
GSR Mortgage Loan Trust, Series 2004-12, Class 3A6 3.099%, 12/25/2034 (P)		817,540	819,014
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A 3.043%, 04/19/2034 (P)		2,908,716	2,884,479
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A2 3.200%, 07/25/2035 (P)		166,818	167,156
Marche Mutui 4 SRL, Series 4, Class A 0.108%, 02/25/2055 (P)	EUR	4,658	4,921
Marche Mutui SRL, Series 6, Class A1 1.922%, 01/27/2064 (P)		130,514	139,218
MASTR Alternative Loan Trust, Series 2006-2, Class 2A1 1.178%, 03/25/2036 (P)	$	518,307	110,817
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4 5.809%, 12/12/2049		887,994	896,829
New York Mortgage Trust, Inc., Series 2006-1, Class 2A3 3.172%, 05/25/2036 (P)		670,552	607,393
Residential Accredit Loans Trust, Series 2006-QO6, Class A1 0.951%, 06/25/2046 (P)		811,891	346,295
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 1.091%, 10/25/2035 (P)		1,569,548	1,316,521
Swan Trust, Series 2010-1, Class A 2.925%, 04/25/2041 (P)	AUD	466,188	357,840
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 2.857%, 09/25/2037 (P)	$	2,358,814	2,349,647
WaMu Mortgage Pass- Through Certificates
Series 2006-5, Class 3A6, 6.268%, 07/25/2036 (P)		599,978	263,625
Series 2007-HY3, Class 4A1, 2.888%, 03/25/2037 (P)		429,848	410,670
			15,471,581
U.S. Government Agency – 0.1%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		8,604	9,738
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		10,510	12,032
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		62,532	71,875

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2007-63, Class FC, 1.128%, 07/25/2037 (P)	$	553,188	$555,435
			649,080
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,696,923)			$16,120,661
ASSET BACKED SECURITIES – 2.2%
Ares XXXI CLO, Ltd., Series 2014-31A, Class A1R 0.000% 08/28/2025 (P)(S)		500,000	499,750
Atlas Senior Loan Fund II, Ltd., Series 2012-2A, Class AR
2.269%, 01/30/2024 (P)(S)		756,086	756,092
CIFC Funding, Ltd., Series 2012-2A, Class A1R
2.292%, 12/05/2024 (P)(S)		1,400,000	1,404,066
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
2.128%, 10/25/2037 (P)(S)		2,570,326	2,558,114
Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		481,397	333,810
Cordatus CLO I PLC, Series 2006-1X, Class A2
0.758%, 01/30/2024 (P)	GBP	101,698	125,891
Cordatus Loan Fund II PLC
Series 2007-1X, Class A1F, 0.042%, 07/25/2024 (P)	EUR	147,832	155,742
Series 2007-1X, Class A2, 0.759%, 07/25/2024 (P)	GBP	60,409	73,793
CSMC Trust, Series 2017-1, Class A
4.500%, 03/25/2021 (S)	$	1,600,000	1,600,000
Eaton Vance CDO X PLC
Series 2007-10X, Class A1, 0.045%, 02/22/2027 (P)	EUR	1,637	1,732
Series 2007-10X, Class VFNU, 1.352%, 02/22/2027 (P)	$	412,915	410,764
Finn Square CLO, Ltd., Series 2012-1A, Class A1R
2.207%, 12/24/2023 (P)(S)		500,000	500,000
Fraser Sullivan CLO VII, Ltd., Series 2012-7A, Class A1R
2.105%, 04/20/2023 (P)(S)		261,309	261,330
Highlander Euro CDO III BV, Series 2007-3A, Class A
0.068%, 05/01/2023 (P)(S)	EUR	913,468	964,210
Navient Student Loan Trust, Series 2016-7A, Class A
1.928%, 03/25/2066 (P)(S)	$	1,668,630	1,690,049
SLM Student Loan Trust, Series 2008-9, Class A
2.538%, 04/25/2023 (P)		5,426,607	5,520,860
Structured Asset Investment Loan Trust, Series 2005-10, Class A1
0.991%, 12/25/2035 (P)	$	1,096,231	1,067,031
Symphony CLO XV, Ltd., Series 2014-15A, Class AR
1.000%, 10/17/2026 (P)(S)		400,000	399,800
Venture XI CLO, Ltd., Series 2012-11AR, Class AR
2.336%, 11/14/2022 (P)(S)		2,395,724	2,397,308
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd.
Series 2012-2AR, Class AR, 2.320%, 10/15/2022 (P)(S)	$	1,245,283	$1,246,300
Series 2012-3AR, Class AR, 2.343%, 10/15/2022 (P)(S)		1,269,489	1,270,534
TOTAL ASSET BACKED SECURITIES (Cost $23,227,383)			$23,237,176
COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (I)		1,029	11,216
TOTAL COMMON STOCKS (Cost $3,241)			$11,216
PURCHASED OPTIONS – 0.3%
Put options – 0.3%
Exchange Traded Option on 3-Month Pound Sterling Futures (Expiration Date: 06/21/2017; Strike Price: $98.50) (I)		36,500,000	0
Exchange Traded Option on Eurodollar Futures (Expiration date: 04/13/2017; Strike Price: $98.50) (I)		2,292,500	5,731
Exchange Traded Option on Eurodollar Futures (Expiration date: 04/13/2017; Strike Price: $98.63) (I)		4,542,500	79,494
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/16/2018; Strike Rate: 2.720%; Counterparty: Morgan Stanley Company, Inc.) (I)		18,500,000	537,074
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.765% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/16/2018; Strike Rate: 2.765%; Counterparty: Morgan Stanley Company, Inc.) (I)		24,300,000	665,990
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (I)		3,700,000	549,672
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Nomura Global Financial Products, Inc.) (I)		2,200,000	326,832
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.590% and pay a floating rate based on 3-month LIBOR (Expiration Date: 12/10/2018; Strike Rate: 2.590%; Counterparty: Morgan Stanley Company, Inc.) (I)		1,200,000	121,884
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.605% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10/17/2018; Strike Rate: 2.605%; Counterparty: Morgan Stanley Company, Inc.) (I)		3,800,000	365,294

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.608% and pay a floating rate based on 3-month LIBOR (Expiration Date: 11/15/2018; Strike Rate: 2.608%; Counterparty: Morgan Stanley Company, Inc.) (I)		1,200,000	$117,533
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.860% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10/23/2018; Strike Rate: 2.860%; Counterparty: Deutsche Bank Securities, Inc.) (I)		2,800,000	198,027
			2,967,531
Call options – 0.0%
Over the Counter Option on an Interest Rate Floor based on 3-Month LIBOR (Expiration Date: 12/06/2019; Strike Rate: 1.600%; Counterparty: Nomura Global Financial Products, Inc.) (I)		44,200,000	155,186
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Nomura Global Financial Products, Inc.) (I)		2,200,000	67,734
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (I)		3,700,000	113,916
			336,836
TOTAL PURCHASED OPTIONS (Cost $3,179,810)			$3,304,367
SHORT-TERM INVESTMENTS – 6.7%
Certificate of deposit – 2.8%
Barclays Bank PLC
1.751%, 09/08/2017 *	$	2,700,000	2,706,977
1.804%, 11/06/2017 *		2,400,000	2,405,693
Mitsubishi UFJ Trust & Banking Corp.
1.713%, 09/19/2017*		3,100,000	3,108,156
Natixis SA
1.688%, 09/25/2017*		4,800,000	4,817,170
Norinchukin Bank
1.733%, 10/11/2017*		5,000,000	5,016,155
Sumitomo Mitsui Financial Group, Inc.
1.663%, 09/15/2017*		4,300,000	4,311,614
Sumitomo Mitsui Trust Bank, Ltd.
1.715%, 10/06/2017 *		1,400,000	1,403,879
1.723%, 09/18/2017 *		6,100,000	6,117,251
			29,886,895
Foreign government – 2.3%
Argentina Treasury Bill
2.790%, 05/26/2017*		300,000	297,900
Japan Treasury Discount Bill, 0.000%
04/10/2017 *	JPY	1,740,000,000	15,492,017
05/08/2017 *		950,000,000	8,459,757
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Mexico Cetes
0.000% 05/25/2017*	MXN	87,830,000	$430,584
			24,680,258
U.S. Government Agency – 0.3%
Federal Home Loan Bank Discount Note
0.510%, 03/29/2017*	$	2,500,000	2,499,223
Repurchase agreement – 1.3%
Repurchase Agreement with JPMorgan Chase dated 02/28/2017 at 0.610% to be repurchased at $10,900,185 on 03/01/2017, collateralized by $11,095,396 Government National Mortgage Association, 3.000% due 01/20/2047 (valued at $11,242,635, including interest)		10,900,000	10,900,000
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $2,688,007 on 03/01/2017, collateralized by $2,765,000 U.S. Treasury Notes, 2.125% due 05/15/2025 (valued at $2,743,585, including interest)		2,688,000	2,688,000
			13,588,000
TOTAL SHORT-TERM INVESTMENTS (Cost $70,116,849)			$70,654,376
Total Investments (Real Return Bond Fund) (Cost $1,247,738,058) – 118.1%			$1,249,214,577
Other assets and liabilities, net – (18.1%)			(191,265,413)
TOTAL NET ASSETS – 100.0%			$1,057,949,164

Currency Abbreviations

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(H)	Non-income producing – Issuer is in default.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	223	Long	Jun 2017	$27,638,508	$27,780,922	$142,414
Euro-OAT Futures	1	Long	Mar 2017	156,315	158,857	2,542
German Euro BUND Futures	6	Long	Jun 2017	1,020,906	1,034,885	13,979
U.S. Treasury Long Bond Futures	14	Long	Jun 2017	2,101,860	2,123,188	21,328
2-Year U.S. Treasury Note Futures	431	Short	Jun 2017	(93,253,730)	(93,271,094)	(17,364)
5-Year U.S. Treasury Note Futures	163	Short	Jun 2017	(19,165,032)	(19,185,609)	(20,577)
10-Year Japan Government Bond Future	15	Short	Mar 2017	(20,045,527)	(20,105,034)	(59,507)
German Euro BOBL Futures	55	Short	Mar 2017	(7,714,491)	(7,850,309)	(135,818)
U.K. Long Gilt Bond Futures	46	Short	Jun 2017	(7,133,134)	(7,262,176)	(129,042)
						($182,045)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	8,874,300	USD	2,774,346	HSBC Bank USA	3/2/2017	$78,210	—	$78,210
BRL	8,874,300	USD	2,865,867	HSBC Bank USA	4/4/2017	—	($35,604)	(35,604)
EUR	6,275,000	USD	6,645,225	Bank of America, N.A.	3/2/2017	2,507	—	2,507
EUR	2,839,000	USD	3,034,963	Goldman Sachs Bank USA	3/2/2017	—	(27,328)	(27,328)
EUR	2,041,000	USD	2,173,973	JPMorgan Chase Bank N.A.	3/2/2017	—	(11,738)	(11,738)
EUR	509,000	USD	539,488	Standard Chartered Bank	3/2/2017	—	(254)	(254)
GBP	12,679,000	USD	15,886,787	Morgan Stanley Bank, N.A.	3/2/2017	—	(154,046)	(154,046)
INR	178,096,754	USD	2,587,863	UBS AG	4/20/2017	63,428	—	63,428
JPY	132,385,149	USD	1,176,966	HSBC Bank USA	3/2/2017	1,414	—	1,414
MXN	45,337,000	USD	2,287,671	HSBC Bank USA	4/17/2017	—	(46,215)	(46,215)
SGD	291,826	USD	206,000	BNP Paribas SA	3/17/2017	2,258	—	2,258
SGD	3,042,460	USD	2,147,000	JPMorgan Chase Bank N.A.	3/17/2017	24,211	—	24,211
USD	2,739,496	AUD	3,611,000	JPMorgan Chase Bank N.A.	3/2/2017	—	(29,058)	(29,058)
USD	2,890,652	BRL	8,874,300	HSBC Bank USA	3/2/2017	38,096	—	38,096
USD	10,453,393	CNH	72,583,137	UBS AG	5/19/2017	—	(69,591)	(69,591)
USD	1,433,301	DKK	9,451,000	Bank of America, N.A.	4/3/2017	84,245	—	84,245
USD	5,307,805	DKK	36,760,000	HSBC Bank USA	4/3/2017	60,604	—	60,604
USD	462,214	DKK	3,030,000	Barclays Bank PLC Wholesale	7/3/2017	27,647	—	27,647
USD	4,751,455	DKK	31,027,000	HSBC Bank USA	10/2/2017	277,312	—	277,312
USD	480,489	DKK	3,135,000	JPMorgan Chase Bank N.A.	10/2/2017	28,417	—	28,417
USD	811,309	DKK	5,323,000	HSBC Bank USA	10/3/2017	43,675	—	43,675
USD	11,943,971	EUR	11,155,000	JPMorgan Chase Bank N.A.	3/2/2017	126,370	—	126,370
USD	6,656,118	EUR	6,275,000	Bank of America, N.A.	4/4/2017	—	(1,887)	(1,887)
USD	1,710,409	GBP	1,372,000	Citibank N.A.	3/2/2017	7,962	—	7,962
USD	14,182,133	GBP	11,307,000	UBS AG	3/2/2017	151,839	—	151,839
USD	15,901,241	GBP	12,679,000	Morgan Stanley Bank, N.A.	4/4/2017	154,978	—	154,978
USD	1,159,766	JPY	132,385,149	Citibank N.A.	3/2/2017	—	(18,615)	(18,615)
USD	1,178,905	JPY	132,385,149	HSBC Bank USA	4/4/2017	—	(1,178)	(1,178)
USD	8,959,630	JPY	1,040,000,000	Citibank N.A.	4/10/2017	—	(313,194)	(313,194)
USD	6,026,098	JPY	700,000,000	UBS AG	4/10/2017	—	(215,226)	(215,226)
USD	1,064,915	JPY	120,000,000	Bank of America, N.A.	5/8/2017	—	(6,259)	(6,259)
USD	7,367,954	JPY	830,000,000	JPMorgan Chase Bank N.A.	5/8/2017	—	(41,005)	(41,005)
USD	2,763,243	MXN	57,511,376	Goldman Sachs Bank USA	4/17/2017	—	(80,113)	(80,113)
USD	431,958	MXN	8,783,000	Bank of America, N.A.	5/25/2017	—	(74)	(74)
USD	3,569,352	NZD	4,904,000	BNP Paribas SA	3/2/2017	37,000	—	37,000
USD	2,320,901	SGD	3,362,753	Goldman Sachs Bank USA	3/17/2017	—	(78,883)	(78,883)
						$1,210,173	($1,130,268)	$79,905

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
10-Year U.S. Treasury Note	$124.50	May 2017	179	$155,018	($234,937)
				$155,018	($234,937)
Puts
3-Month Pound Sterling Futures	$98.00	Jun 2017	292	$5,083	—
10-Year U.S. Treasury Note	122.50	Sep 2016	92	78,316	($46,000)
				$83,399	($46,000)

Foreign currency options

Description	Counterparty	Exercise price	Expiration date	Notional amount		Premium	Value
Calls
British Pound versus U.S. Dollar	Deutsche Bank AG	$1.27	Mar 2017	GBP	7,724,000	$31,981	($14,415)
U.S. Dollar versus Mexican Peso	Citibank NA	20.50	Mar 2017	USD	800,000	5,819	(7,650)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	20.50	Mar 2017	USD	4,500,000	33,188	(43,034)
						$70,988	($65,099)

Interest rate swaptions

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Notional amount		Premium	Value
Calls
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Nov 2017	USD	10,000,000	$87,000	($16,460)
								$87,000	($16,460)
Puts
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Oct 2018	USD	14,000,000	$197,120	($249,214)
5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD LIBOR	Receive	2.25%	Oct 2018	USD	17,700,000	351,182	(410,622)
5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD LIBOR	Receive	2.25%	Nov 2018	USD	5,600,000	120,316	(134,613)
5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD LIBOR	Receive	2.25%	Dec 2018	USD	5,600,000	126,180	(138,034)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.60%	Nov 2017	USD	10,000,000	87,000	(174,180)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.46%	May 2017	USD	34,000,000	491,300	(399,942)
								1,373,098	(1,506,605)

Credit default swaptions

Description	Counterparty	Index	Buy/sell protection	Exercise rate	Expiration date	Notional amount		Premium	Value
Calls
5-Year Credit Default Swap	Goldman Sachs International	CDX.O	Sell	0.70%	Mar 2017	USD	10,500,000	$28,875	($35,477)
								$28,875	($35,477)
Puts
5-Year Credit Default Swap	Bank of America NA	ITRAXX.O	Sell	1.00%	Mar 2017	EUR	4,200,000	$9,267	($26)
								$9,267	($26)

Inflation caps (OTC)

Description	Counterparty	Initial index	Exercise index	Expiration date	Notional amount		Premium	Value
Cap-Eurostat Eurozone HICP Ex Tob	Goldman Sachs Bank USA	117.200	Maximum of ((Final Index/ Initial Index -1) -3.000%) or 0	Jun 2035	EUR	1,700,000	$77,340	($19,393)
Cap-OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((Final Index/ Initial Index -1) -4.000%) or 0	Apr 2024	USD	5,700,000	41,468	(2,457)
Cap-OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((Final Index/ Initial Index -1) -4.000%) or 0	May 2024	USD	500,000	3,475	(229)
							$122,283	($22,079)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation floors (OTC)

Description	Counterparty	Initial index	Exercise index	Expiration date	Notional amount		Premium	Value
Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	($143)
Floor-OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Jan 2018	USD	900,000	8,730	(20)
Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	(38,970)
Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(24,597)
							$344,291	($63,730)

Interest rate floors

Description	Counterparty	Strike rate	Exercise index	Expiration date	Notional amount		Premium	Value
Floor—3-Month LIBOR	Nomura Global Financial Products, Inc.	0.9425%	3-Month LIBOR	Dec 2019	USD	88,400,000	$614,933	($57,902)
						88,400,000	$614,933	($57,902)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	70,000,000	JPY	$711,057	Fixed 1.00%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2023	($6,978)	($31,398)	($38,376)
Centrally cleared	4,800,000	USD	4,800,000	Fixed 2.50%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Feb 2026	(15,360)	50,703	35,343
Centrally cleared	45,450,000	USD	45,450,000	Fixed 2.40%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Mar 2026	(331,407)	876,866	545,459
Centrally cleared	7,000,000	USD	7,000,000	Fixed 2.3%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Apr 2026	(29,094)	146,313	117,219
Centrally cleared	7,900,000	USD	7,900,000	Fixed 2.3%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Apr 2026	(30,810)	163,512	132,702
Centrally cleared	5,800,000	JPY	54,831	Fixed 1.50%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Dec 2045	(18,146)	8,734	(9,412)
Centrally cleared	13,900,000	USD	13,900,000	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(382,577)	1,087,912	705,335
Centrally cleared	4,800,000	USD	4,800,000	Fixed 1.85%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	186,553	178,993
Centrally cleared	13,200,000	USD	13,200,000	Fixed 2.0%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2026	(39,600)	445,070	405,470
Centrally cleared	5,600,000	USD	5,600,000	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2018	18,279	(26,507)	(8,228)
Centrally cleared	54,200,000	MXN	2,657,775	MXN-TIIE-Banxico	Fixed 5.61%	28 Days	28 Days	Jul 2021	(140,266)	(55,020)	(195,286)
Centrally cleared	10,500,000	MXN	519,082	MXN-TIIE-Banxico	Fixed 6.75%	28 Days	28 Days	Aug 2021	(6,073)	(9,395)	(15,468)
Centrally cleared	1,100,000	MXN	54,380	MXN-TIIE-Banxico	Fixed 7.38%	28 Days	28 Days	Nov 2026	—	(1,655)	(1,655)
Centrally cleared	35,300,000	MXN	1,718,614	MXN-TIIE-Banxico	Fixed 7.03%	28 Days	28 Days	Nov 2021	(2,392)	(31,204)	(33,596)
Centrally cleared	8,300,000	MXN	403,591	MXN-TIIE-Banxico	Fixed 7.3875%	28 Days	28 Days	Nov 2021	—	(1,991)	(1,991)
Centrally cleared	6,600,000	USD	6,600,000	Fixed 2.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2048	165,491	(209,262)	(43,771)
Centrally cleared	29,400,000	USD	29,400,000	USD-LIBOR-BBA	Fixed 2.50%	Semi-Annual	Quarterly	Dec 2023	(236,840)	347,240	110,400
Centrally cleared	57,500,000	MXN	2,741,519	MXN-TIIE-Banxico	Fixed 8.035%	28 Days	28 Days	Dec 2026	(13,924)	60,222	46,298
Centrally cleared	20,000	USD	20,000	Fixed 2.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(1,525)	(81)	(1,606)
Centrally cleared	3,390,000	GBP	4,238,194	Fixed 1.75%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(187,790)	(155,066)	(342,856)
Centrally cleared	9,740,000	GBP	12,200,331	Fixed 1.5%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(104,621)	(210,908)	(315,529)
Centrally cleared	3,450,000	GBP	4,322,333	Fixed 1.75%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(190,820)	(158,104)	(348,924)
Centrally cleared	70,800,000	USD	70,800,000	Fixed 1.20%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Feb 2018	33,361	38,975	72,336
Centrally cleared	54,700,000	USD	54,700,000	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Feb 2018	28,604	7,082	35,686
			$293,791,707						($1,500,048)	$2,528,591	$1,028,543

Credit default swaps — Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.NA.HY.27	2,475,000	USD	2,475,000	(5.000)%	Quarterly	Dec 2021	($85,740)	($130,478)	($216,218)
Centrally cleared	CDX.NA.IG.27	5,000,000	USD	5,000,000	(1.000)%	Quarterly	Dec 2021	(77,683)	(18,080)	(95,763)
				$7,475,000				($163,423)	($148,558)	($311,981)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Credits default swaps — Seller

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	United Mexican States	1.278%	100,000	USD	$100,000	1.000%	Quarterly	Jun 2021	($2,218)	$1,276	($942)
Barclays Capital	United Mexican States	1.278%	3,600,000	USD	3,600,000	1.000%	Quarterly	Jun 2021	(80,612)	46,705	(33,907)
Barclays Capital	Republic of Colombia	1.399%	400,000	USD	400,000	1.000%	Quarterly	Dec 2021	(12,930)	6,487	(6,443)
BNP Paribas	Republic of Colombia	1.399%	100,000	USD	100,000	1.000%	Quarterly	Dec 2021	(3,558)	1,947	(1,611)
CitiBank NA	Federative Republic of Brazil	1.278%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(15,245)	7,522	(7,723)
CitiBank NA	United Mexican States	2.005%	300,000	USD	300,000	1.000%	Quarterly	Jun 2021	(6,442)	3,616	(2,826)
Credit Suissue International	Federative Republic of Brazil	1.278%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(6,206)	2,345	(3,861)
Credit Suissue International	United Mexican States	2.005%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(2,137)	1,195	(942)
Deutsche Bank	Republic of Italy	0.986%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(16,968)	22,360	5,392
Deutsche Bank	Federative Republic of Brazil	2.005%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(37,930)	18,623	(19,307)
HSBC Bank USA N.A	Federative Republic of Brazil	1.278%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(161,842)	61,446	(100,396)
HSBC Bank USA N.A	United Mexican States	2.005%	2,400,000	USD	2,400,000	1.000%	Quarterly	Jun 2021	(52,233)	29,628	(22,605)
HSBC Bank USA N.A	Republic of Colombia	1.399%	400,000	USD	400,000	1.000%	Quarterly	Dec 2021	(13,712)	7,269	(6,443)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.501%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(12,524)	4,801	(7,723)
JPMorgan Chase Bank, N.A.	Russian Federation	2.005%	700,000	USD	700,000	1.000%	Quarterly	Jun 2021	(37,857)	24,871	(12,986)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	2.212%	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2021	(83,087)	26,001	(57,086)
Merrill Lynch International	CMBX.NA.AAA Indices	0.723%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(142,205)	110,136	(32,069)
					$17,300,000				($687,706)	$376,228	($311,478)
Centrally cleared	CMBX.NA.AAA Indices	0.723%	5,100,000	USD	$5,100,000	0.500%	Monthly	Oct 2057	($259,294)	$181,416	($77,878)
					$5,100,000				($259,294)	$181,416	($77,878)
					$22,400,000				($947,000)	$557,644	($389,356)

Inflation swaps

Counterparty/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America NA	500,000	USD	$500,000	Fixed 1.580%	USA-CPI-U	At Maturity	At Maturity	May 2018	—	$3,752	$3,752
Bank of America NA	1,500,000	USD	1,500,000	Fixed 1.565%	USA-CPI-U	At Maturity	At Maturity	Jun 2018	—	12,272	12,272
Bank of America NA	11,700,000	USD	11,700,000	Fixed 1.570%	USA-CPI-U	At Maturity	At Maturity	Nov 2020	—	298,659	298,659
Bank of America NA	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	At Maturity	At Maturity	Jun 2030	$55	1,977	2,032
Bank of America NA	1,300,000	GBP	2,017,665	UK-RPI	Fixed 3.350%	At Maturity	At Maturity	Aug 2030	(14,834)	(5,777)	(20,611)
BNP Paribas	100,000	EUR	113,405	Fixed .550%	EUR-EXT-CPI	At Maturity	At Maturity	Oct 2017	—	454	454
BNP Paribas	2,800,000	EUR	3,151,262	Fixed .806%	EUR-EXT-CPI	At Maturity	At Maturity	Apr 2021	—	70,547	70,547
CitiBank NA	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	At Maturity	At Maturity	Jul 2017	2,664	(572,348)	(569,684)
CitiBank NA	1,700,000	EUR	1,915,965	EUR-EXT-CPI	Fixed 1.178%	At Maturity	At Maturity	May 2026	(265)	(51,814)	(52,079)
Deutsche Bank	525,000	USD	525,000	US CPI Urban Consumers NSA	Fixed 1.725%	At Maturity	At Maturity	Mar 2019	—	2,725	2,725
Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.173%	USA-CPI-U	At Maturity	At Maturity	Nov 2018	—	(80,261)	(80,261)
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	At Maturity	At Maturity	Jul 2022	5,254	(97,495)	(92,241)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	At Maturity	At Maturity	Apr 2018	—	(57,541)	(57,541)
Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	At Maturity	At Maturity	Oct 2018	(374)	(18,869)	(19,243)
Goldman Sachs	800,000	GBP	1,230,519	UK-RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	2,502	(579)	1,923
Goldman Sachs	3,270,000	GBP	5,091,192	UK-RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(15,296)	(57,407)	(72,703)
Goldman Sachs	500,000	GBP	751,975	UK-RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	—	(17,412)	(17,412)
JP Morgan Chase Bank, N.A.	2,800,000	USD	2,800,000	USA-CPI-U	Fixed 2.000%	At Maturity	At Maturity	Apr 2017	—	(15,859)	(15,859)
JP Morgan Chase Bank, N.A.	2,700,000	USD	2,700,000	Fixed 1.550%	USA-CPI-U	At Maturity	At Maturity	Jul 2021	—	89,474	89,474
JP Morgan Chase Bank, N.A.	2,700,000	USD	2,700,000	USA-CPI-U	Fixed 1.730%	At Maturity	At Maturity	Jul 2021	—	(144,651)	(144,651)
JP Morgan Chase Bank, N.A.	2,160,000	USD	2,160,000	Fixed 1.603%	USA-CPI-U	At Maturity	At Maturity	Sep 2021	—	63,564	63,564
JP Morgan Chase Bank, N.A.	7,300,000	USD	7,300,000	USA-CPI-U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	—	(357,709)	(357,709)
JP Morgan Chase Bank, N.A.	2,160,000	USD	2,160,000	USA-CPI-U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	—	(99,724)	(99,724)
JP Morgan Chase Bank, N.A.	1,300,000	USD	1,300,000	USA-CPI-U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(1,291)	(61,778)	(63,069)
JP Morgan Chase Bank, N.A.	400,000	GBP	615,260	UK-RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	(204)	1,166	962
Morgan Stanley Capital Services LLC	2,500,000	USD	2,500,000	USA-CPI-U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(117,571)	(117,571)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
Inflation swaps (continued)

Counterparty/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services LLC	900,000	USD	$900,000	USA-CPI-U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	($41,905)	($41,905)
The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	At Maturity	At Maturity	Jul 2017	$15,592	(636,599)	(621,007)
The Royal Bank of Scotland PLC	1,100,000	EUR	1,227,710	FRC-EXT-CPI	Fixed 1.140%	At Maturity	At Maturity	Aug 2026	—	(49,121)	(49,121)
The Royal Bank of Scotland PLC	5,500,000	EUR	5,828,287	EUR-EXT-CPI	Fixed 1.385%	At Maturity	At Maturity	Dec 2026	(7,824)	(38,594)	(46,418)
			$90,202,180						($14,021)	($1,978,424)	($1,992,445)
Centrally cleared	14,500,000	USD	14,500,000	Fixed 2.25%	USA-CPI-URBAN COMSUMAS NSA	At Maturity	At Maturity	Jul 2017	($483,638)	($260,544)	($744,182)
Centrally cleared	1,700,000	EUR	1,846,895	UK-RPI	Fixed 0.580%	At Maturity	At Maturity	Oct 2017	(3,945)	10,577	6,632
Centrally cleared	9,500,000	EUR	10,464,722	UK-RPI	Fixed 0.830%	At Maturity	At Maturity	May 2018	(33,086)	(93,189)	(126,275)
Centrally cleared	1,000,000	EUR	1,060,630	UK-RPI	Fixed 0.625%	At Maturity	At Maturity	Sep 2018	(2,411)	9,736	7,325
Centrally cleared	600,000	EUR	640,920	UK-RPI	Fixed 0.650%	At Maturity	At Maturity	Oct 2018	(1,251)	5,833	4,582
Centrally cleared	3,000,000	EUR	3,173,970	UK-RPI	Fixed 0.883%	At Maturity	At Maturity	Nov 2018	97	29,594	29,691
Centrally cleared	2,100,000	EUR	2,224,155	UK-RPI	Fixed 0.890%	At Maturity	At Maturity	Nov 2018	1,685	18,760	20,445
Centrally cleared	4,400,000	USD	4,400,000	USA-CPI-U	Fixed 2.027%	At Maturity	At Maturity	Nov 2020	—	40,028	40,028
Centrally cleared	4,100,000	USD	4,100,000	USA-CPI-U	Fixed 2.021%	At Maturity	At Maturity	Nov 2020	—	37,915	37,915
Centrally cleared	11,180,000	EUR	12,204,334	UK-RPI	Fixed 0.806%	At Maturity	At Maturity	Apr 2021	69,549	212,137	281,686
Centrally cleared	7,200,000	EUR	7,729,203	UK-RPI	Fixed 0.875%	At Maturity	At Maturity	May 2021	44,190	126,056	170,246
Centrally cleared	1,200,000	GBP	1,510,859	Fixed 3.585%	UK-RPI	At Maturity	At Maturity	Oct 2046	(67,191)	15,089	(52,102)
Centrally cleared	270,000	EUR	281,759	Fixed 1.165%	EUR OZONE HIICP EX TOB	At Maturity	At Maturity	Dec 2021	217	1,669	1,886
Centrally cleared	600,000	EUR	645,810	EUR OZONE HIICP EX TOB	Fixed 1.100%	At Maturity	At Maturity	Aug 2026	(28,577)	2,148	(26,429)
Centrally cleared	1,900,000	EUR	2,012,196	EUR OZONE HIICP EX TOB	Fixe 1.385%	At Maturity	At Maturity	Dec 2026	(4,640)	(11,222)	(15,862)
Centrally cleared	1,900,000	GBP	2,335,004	UK-RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(104,731)	30,871	(73,860)
Centrally cleared	2,800,000	GBP	3,415,710	UK-RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(29,972)	19,491	(10,481)
Centrally cleared	3,300,000	GBP	4,062,755	UK-RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	(18,650)	26,584	7,934
Centrally cleared	2,600,000	GBP	3,240,890	UK-RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(33,404)	(24,402)	(57,806)
Centrally cleared	1,200,000	GBP	1,486,320	UK-RPI	Fixed 3.275%	At Maturity	At Maturity	Sep 2030	(54,558)	11,746	(42,812)
Centrally cleared	600,000	GBP	740,060	UK-RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(60,686)	4,206	(56,480)
Centrally cleared	3,700,000	GBP	4,668,104	UK-RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(371,030)	(45,157)	(416,187)
Centrally cleared	880,000	GBP	1,110,252	UK-RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	—	(4,315)	(4,315)
Centrally cleared	2,140,000	GBP	2,661,519	UK-RPI	Fixed 3.616%	At Maturity	At Maturity	Oct 2031	—	36,769	36,769
			$90,516,067						($1,182,032)	$200,380	($981,652)

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

Derivative abbreviations

BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
BBA	The British Banker’s Association
CBK	Canada Bankers Acceptance
CDI	Brazil Interbank Deposit Rate
CPI-U	Non-revised Consumer Price Index-Urban
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
TIIE Banxico	Tasa de Interes Interbancario de Equilibrio

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 91.4%
Consumer discretionary – 17.1%
Automobiles – 0.5%
Tesla, Inc. (I)(L)	11,594	$2,898,384
Household durables – 0.8%
Garmin, Ltd. (L)	102,653	5,297,921
Internet and direct marketing retail – 12.3%
Amazon.com, Inc. (I)	52,326	44,217,563
Ctrip.com International, Ltd., ADR (I)(L)	96,463	4,576,205
Flipkart, Ltd. (I)(R)	980	124,186
Netflix, Inc. (I)	32,310	4,592,220
The Priceline Group, Inc. (I)	12,062	20,796,456
Vipshop Holdings, Ltd., ADR (I)	171,013	2,224,879
Zalando SE (I)	52,463	2,094,070
		78,625,579
Media – 3.5%
Liberty Global PLC LiLAC, Series C (I)	29,271	719,774
Liberty Global PLC, Series C (I)	303,699	10,656,798
News Corp., Class A	411,700	5,277,994
The Walt Disney Company	27,200	2,994,448
Twenty-First Century Fox, Inc., Class A	96,600	2,890,272
		22,539,286
		109,361,170
Health care – 1.7%
Biotechnology – 0.3%
Grifols SA, ADR	130,400	2,268,960
Health care equipment and supplies – 0.6%
Intuitive Surgical, Inc. (I)	5,100	3,758,700
Health care technology – 0.5%
Veeva Systems, Inc., Class A (I)	68,678	3,000,542
Life sciences tools and services – 0.3%
Agilent Technologies, Inc.	36,300	1,862,190
		10,890,392
Industrials – 0.9%
Aerospace and defense – 0.6%
The Boeing Company	21,100	3,802,853
Commercial services and supplies – 0.3%
Stericycle, Inc. (I)	24,300	2,013,984
		5,816,837
Information technology – 70.6%
Communications equipment – 2.4%
Cisco Systems, Inc.	243,537	8,324,095
Juniper Networks, Inc.	92,440	2,588,320
Palo Alto Networks, Inc. (I)	28,900	4,389,910
		15,302,325
Electronic equipment, instruments and components – 1.9%
CDW Corp.	65,419	3,853,179
Cognex Corp.	10,930	839,533
Corning, Inc.	156,335	4,316,409
TE Connectivity, Ltd.	45,500	3,388,385
Tech Data Corp. (I)	1,855	161,385
		12,558,891
Internet software and services – 13.8%
58.com, Inc., ADR (I)(L)	330,163	12,083,966
Alibaba Group Holding, Ltd., ADR (I)	3,690	379,701
Alphabet, Inc., Class A (I)	7,337	6,199,251
Alphabet, Inc., Class C (I)	13,528	11,136,385
Angie’s List, Inc. (I)	88,667	472,595
Baidu, Inc., ADR (I)	18,440	3,210,957
Facebook, Inc., Class A (I)	203,215	27,543,761
MercadoLibre, Inc.	16,355	3,448,779
NetEase, Inc., ADR	2,857	871,556
COMMON STOCKS (continued)
Internet software and services (continued)
Quotient Technology, Inc. (I)(L)	40,700	$484,330
Tencent Holdings, Ltd.	311,600	8,268,914
VeriSign, Inc. (I)(L)	31,000	2,556,570
Yahoo!, Inc. (I)	254,800	11,634,168
		88,290,933
IT services – 9.1%
Automatic Data Processing, Inc.	20,746	2,128,955
Booz Allen Hamilton Holding Corp.	33,120	1,184,702
Computer Sciences Corp.	80,762	5,537,043
CSRA, Inc.	53,310	1,589,704
Fidelity National Information Services, Inc.	52,680	4,333,984
First Data Corp., Class A (I)	20,590	331,499
Fiserv, Inc. (I)	17,720	2,044,888
Global Payments, Inc.	60,680	4,835,589
Mastercard, Inc., Class A	52,047	5,749,112
Paychex, Inc.	22,930	1,408,361
PayPal Holdings, Inc. (I)	114,100	4,792,200
Sabre Corp.	264,100	5,786,431
Square, Inc., Class A (I)	354,230	6,135,264
Total System Services, Inc.	49,385	2,690,495
Vantiv, Inc., Class A (I)	70,865	4,633,154
Visa, Inc., Class A	56,668	4,983,384
		58,164,765
Semiconductors and semiconductor equipment – 16.2%
Analog Devices, Inc.	15,600	1,278,108
Applied Materials, Inc.	231,615	8,389,095
Broadcom, Ltd.	45,453	9,587,401
Cypress Semiconductor Corp.	472,305	6,267,487
Infineon Technologies AG	187,025	3,324,513
KLA-Tencor Corp.	64,647	5,825,988
Lam Research Corp.	45,693	5,416,448
Marvell Technology Group, Ltd.	228,995	3,572,322
Maxim Integrated Products, Inc.	25,200	1,116,360
Microchip Technology, Inc.	90,390	6,555,083
Micron Technology, Inc. (I)	409,708	9,603,556
Microsemi Corp. (I)	53,913	2,793,772
NVIDIA Corp.	25,500	2,587,740
NXP Semiconductors NV (I)	166,833	17,152,101
QUALCOMM, Inc.	223,400	12,617,632
Skyworks Solutions, Inc.	29,580	2,804,480
STR Holdings, Inc. (I)	161,722	33,962
Teradyne, Inc.	67,685	1,924,961
Texas Instruments, Inc.	24,415	1,870,677
Tokyo Electron, Ltd.	12,100	1,207,150
		103,928,836
Software – 19.1%
Activision Blizzard, Inc.	4,128	186,297
Adobe Systems, Inc. (I)	64,638	7,649,261
Atlassian Corp. PLC, Class A (I)	61,400	1,746,216
Dell Technologies, Inc., Class V (I)	738	46,856
Electronic Arts, Inc. (I)	38,498	3,330,077
Fortinet, Inc. (I)	32,875	1,227,881
Imperva, Inc. (I)	2,176	89,216
Intuit, Inc.	93,918	11,781,074
Microsoft Corp.	582,940	37,296,501
Paycom Software, Inc. (I)(L)	111,105	5,980,782
Proofpoint, Inc. (I)	70,231	5,532,096
Red Hat, Inc. (I)	234,567	19,424,493
salesforce.com, Inc. (I)	142,302	11,576,268
ServiceNow, Inc. (I)	109,315	9,501,660
Tableau Software, Inc., Class A (I)	94,474	4,982,559
Zendesk, Inc. (I)	64,575	1,758,377
		122,109,614

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals – 8.1%
Apple, Inc.	185,967	$25,475,619
Hewlett Packard Enterprise Company	116,825	2,665,947
HP, Inc.	117,745	2,045,231
NetApp, Inc.	168,035	7,028,904
Pure Storage, Inc., Class A (I)(L)	79,770	909,378
Quanta Computer, Inc.	716,000	1,482,184
Samsung Electronics Company, Ltd.	3,934	6,685,566
Western Digital Corp.	69,310	5,328,553
		51,621,382
		451,976,746
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
Equinix, Inc.	10,000	3,760,698
Telecommunication services – 0.5%
Wireless telecommunication services – 0.5%
SoftBank Group Corp.	37,700	2,812,606
TOTAL COMMON STOCKS (Cost $474,690,408)		$584,618,449
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%
Internet and direct marketing retail – 0.2%
Flipkart, Ltd., Series A (I)(R)	334	42,324
Flipkart, Ltd., Series C (I)(R)	590	74,765
Flipkart, Ltd., Series E (I)(R)	1,097	139,012
Flipkart, Ltd., Series G (I)(R)	6,498	823,427
		1,079,528
		1,079,528
Information technology – 0.5%
Internet software and services – 0.4%
Airbnb, Inc., Series E (I)(R)	16,398	1,721,790
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	610,103
		2,331,893
Software – 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	970,721
		3,302,614
TOTAL PREFERRED SECURITIES (Cost $3,660,976)		$4,382,142
CORPORATE BONDS – 0.3%
Information technology – 0.3%
Western Digital Corp. 10.500%, 04/01/2024	$1,630,000	1,905,063
TOTAL CORPORATE BONDS (Cost $1,606,149)		$1,905,063
SECURITIES LENDING COLLATERAL – 3.8%
John Hancock Collateral Trust, 0.8372% (W)(Y)	2,431,079	24,328,047
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,327,322)		$24,328,047
SHORT-TERM INVESTMENTS – 5.9%
Money market funds – 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	1,692,534	1,692,534
T. Rowe Price Government Money Fund, 0.5166% (Y)	32,412,116	32,412,116
		34,104,650
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $3,790,011 on 03/01/2017, collateralized by $3,615,000 U.S. Treasury Inflation Indexed Note, 0.125% due 04/15/2017 (valued at $3,865,950, including interest)	$3,790,000	$3,790,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,894,650)		$37,894,650
Total Investments (Science & Technology Fund) (Cost $542,179,505) – 102.1%		$653,128,351
Other assets and liabilities, net – (2.1%)		(13,239,555)
TOTAL NET ASSETS – 100.0%		$639,888,796

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Short Term Government Income Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.9%
U.S. Government – 27.0%
U.S. Treasury Notes
0.625%, 04/30/2018	$	1,760,000	$1,751,957
0.750%, 03/31/2018		3,605,000	3,595,706
0.875%, 01/31/2018 to 07/15/2018		17,395,000	17,369,474
1.000%, 03/15/2019		4,825,000	4,800,122
1.125%, 06/30/2021		3,335,000	3,237,164
1.250%, 12/31/2018 to 03/31/2021		8,035,000	7,936,527
1.375%, 09/30/2020		3,250,000	3,216,486
1.625%, 06/30/2020		16,695,000	16,707,383
1.750%, 11/30/2021		3,620,000	3,598,081
			62,212,900
U.S. Government Agency – 66.9%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019		6,945,000	6,850,986
1.750%, 06/15/2020		3,775,000	3,748,605
2.000%, 01/15/2021		8,380,000	8,419,746
5.125%, 04/19/2017 (S)		9,638,000	9,694,643
Federal Farm Credit Bank
0.900%, 12/26/2017		2,075,000	2,074,357
1.080%, 07/05/2019		4,345,000	4,291,257
1.160%, 11/01/2019		5,730,000	5,669,887
1.290%, 07/13/2020		3,590,000	3,496,197
1.440%, 08/16/2021		4,680,000	4,519,055
1.680%, 04/05/2021		4,290,000	4,171,201

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank
1.125%, 10/11/2019	$	4,345,000	$4,292,417
1.150%, 06/22/2018		4,710,000	4,707,758
1.550%, 10/26/2020		4,075,000	4,016,344
1.650%, 01/06/2020		2,500,000	2,492,380
1.700%, 04/26/2021		4,450,000	4,330,446
2.000%, 03/30/2021		3,305,000	3,294,986
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018		4,435,000	4,428,920
1.150%, 09/14/2018		5,745,000	5,737,652
1.250%, 07/26/2019		3,590,000	3,568,891
1.300%, 08/23/2019		5,800,000	5,770,478
3.000%, 07/01/2030		2,594,283	2,674,564
5.500%, 07/01/2040		987,322	1,129,314
Federal National Mortgage Association
1.125%, 07/20/2018		1,600,000	1,600,642
1.250%, 08/23/2019		5,745,000	5,707,675
1.375%, 02/26/2021		2,400,000	2,361,334
2.500%, 10/01/2027		1,370,231	1,390,992
3.000%, 01/01/2027 to 03/01/2031		19,360,179	19,969,886
3.500%, 12/01/2025		739,527	774,683
5.500%, 05/01/2034 to 08/01/2040		1,292,646	1,448,094
6.500%, 01/01/2039		755,151	865,701
Tennessee Valley Authority
1.750%, 10/15/2018		3,515,000	3,543,225
3.875%, 02/15/2021		10,250,000	11,063,123
4.500%, 04/01/2018		6,176,000	6,400,769
			154,506,208
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $218,121,790)			$216,719,108
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031		698,618	702,510
Series K017, Class X1 IO, 1.366%, 12/25/2021		19,879,552	1,060,598
Series K018, Class X1 IO, 1.390%, 01/25/2022		2,518,826	136,387
Series K022, Class X1 IO, 1.266%, 07/25/2022		7,302,219	403,226
Series K026, Class X1 IO, 1.028%, 11/25/2022		3,094,203	146,730
Series K030, Class X1 IO, 0.214%, 04/25/2023		134,530,748	1,520,507
Series K038, Class X1 IO, 1.186%, 03/25/2024		4,882,056	326,114
Series K704, Class X1 IO, 1.964%, 08/25/2018		9,978,084	216,707
Series K706, Class X1 IO, 1.546%, 10/25/2018		3,887,109	81,982
Series K707, Class X1 IO, 1.526%, 12/25/2018		1,403,183	31,243
Series K709, Class X1 IO, 1.515%, 03/25/2019		2,072,683	53,303
Series K710, Class X1 IO, 1.757%, 05/25/2019		2,792,599	85,918
Series K711, Class X1 IO, 1.691%, 07/25/2019		5,397,048	169,606
Series K715, Class X1 IO, 1.143%, 01/25/2021		15,240,612	570,621
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K718, Class X1 IO, 0.647%, 01/25/2022	$	14,374,139	$381,106
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039		1,136,868	1,184,816
Series 2014-28, Class BD, 3.500%, 08/25/2043		1,519,226	1,590,234
Government National Mortgage Association
Series 2012-114, Class IO, 0.822%, 01/16/2053		1,048,794	60,669
Series 2017-20, Class IO, 0.750%, 12/16/2058		3,520,000	252,313
Series 2017-3, Class IO, 0.907%, 09/16/2058		3,275,940	262,050
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,415,313)			$9,236,640
SHORT-TERM INVESTMENTS – 1.6%
U.S. Government Agency – 1.1%
Federal Home Loan Bank Discount Note, 0.350%, 03/01/2017 *		2,665,000	2,665,000
Repurchase agreement – 0.5%
Barclays Tri-Party Repurchase Agreement dated 02/28/2017 at 0.520% to be repurchased at $1,140,016 on 03/01/2017, collateralized by $1,162,200 U.S. Treasury Notes, 0.615% due 04/30/2017 (valued at $1,162,886, including interest)		1,140,000	1,140,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,805,000)			$3,805,000
Total Investments (Short Term Government Income Fund) (Cost $231,342,103) – 99.5%			$229,760,748
Other assets and liabilities, net – 0.5%			1,150,443
TOTAL NET ASSETS – 100.0%			$230,911,191

Security Abbreviations and Legend

IO	Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Consumer discretionary – 13.0%
Auto components – 0.8%
Fox Factory Holding Corp. (I)	63,317	$1,696,896
Hotels, restaurants and leisure – 6.6%
ClubCorp Holdings, Inc.	84,340	1,442,214
Hyatt Hotels Corp., Class A (I)	36,663	1,882,278
Marriott Vacations Worldwide Corp.	23,435	2,201,250
Panera Bread Company, Class A (I)	16,851	3,889,211

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A	137,799	$2,964,056
Wingstop, Inc. (L)	61,199	1,609,534
		13,988,543
Specialty retail – 2.3%
Dick’s Sporting Goods, Inc.	42,681	2,089,235
Five Below, Inc. (I)	17,618	679,174
Monro Muffler Brake, Inc.	35,175	2,022,563
		4,790,972
Textiles, apparel and luxury goods – 3.3%
Kate Spade & Company (I)	96,632	2,305,640
Oxford Industries, Inc.	18,616	1,046,405
Steven Madden, Ltd. (I)	50,669	1,892,487
Wolverine World Wide, Inc.	64,746	1,629,657
		6,874,189
		27,350,600
Consumer staples – 0.6%
Beverages – 0.6%
MGP Ingredients, Inc. (L)	29,671	1,312,348
Energy – 2.8%
Oil, gas and consumable fuels – 2.8%
Centennial Resource Development, Inc. (I)	7,474	120,889
Centennial Resource Development, Inc., Class A (I)(L)	76,782	1,444,269
QEP Resources, Inc. (I)	94,670	1,302,659
Resolute Energy Corp. (I)(L)	21,244	988,908
WPX Energy, Inc. (I)	157,847	2,036,226
		5,892,951
		5,892,951
Financials – 8.1%
Banks – 5.7%
IBERIABANK Corp.	14,001	1,186,585
MB Financial, Inc.	68,055	3,063,836
Sterling Bancorp	139,576	3,454,506
United Community Banks, Inc.	73,594	2,126,131
Western Alliance Bancorp (I)	43,771	2,260,334
		12,091,392
Capital markets – 0.7%
WisdomTree Investments, Inc. (L)	155,493	1,416,541
Insurance – 0.9%
Assurant, Inc.	18,840	1,865,160
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,705	1,656,522
		17,029,615
Health care – 18.0%
Biotechnology – 8.0%
Alder Biopharmaceuticals, Inc. (I)(L)	42,768	977,249
Bluebird Bio, Inc. (I)(L)	22,072	1,934,611
Coherus Biosciences, Inc. (I)	22,976	542,234
Five Prime Therapeutics, Inc. (I)	29,106	1,335,092
Galapagos NV, ADR (I)(L)	24,553	1,732,214
Global Blood Therapeutics, Inc. (I)(L)	41,375	1,152,294
Ionis Pharmaceuticals, Inc. (I)(L)	22,896	1,139,534
Ironwood Pharmaceuticals, Inc. (I)	55,262	933,375
Otonomy, Inc. (I)	54,737	812,844
Portola Pharmaceuticals, Inc. (I)	31,865	1,105,078
PTC Therapeutics, Inc. (I)	36,609	498,981
TESARO, Inc. (I)(L)	15,506	2,920,865
Ultragenyx Pharmaceutical, Inc. (I)(L)	19,516	1,660,421
		16,744,792
COMMON STOCKS (continued)
Health care equipment and supplies – 6.7%
ABIOMED, Inc. (I)	9,293	$1,096,295
Align Technology, Inc. (I)	33,992	3,493,018
DexCom, Inc. (I)	18,907	1,477,771
Inogen, Inc. (I)	17,574	1,205,928
Insulet Corp. (I)	97,361	4,241,045
Nevro Corp. (I)	27,832	2,671,594
		14,185,651
Health care providers and services – 0.9%
Acadia Healthcare Company, Inc. (I)(L)	43,088	1,926,895
Health care technology – 1.2%
Veeva Systems, Inc., Class A (I)	59,024	2,578,759
Pharmaceuticals – 1.2%
Aerie Pharmaceuticals, Inc. (I)	49,328	2,335,681
Jounce Therapeutics, Inc. (I)	5,100	103,326
		2,439,007
		37,875,104
Industrials – 17.4%
Aerospace and defense – 1.1%
Astronics Corp. (I)	33,180	1,111,862
HEICO Corp., Class A	17,960	1,274,262
		2,386,124
Airlines – 0.9%
Spirit Airlines, Inc. (I)	35,120	1,833,615
Building products – 3.2%
Advanced Drainage Systems, Inc. (L)	109,892	2,423,119
JELD-WEN Holding, Inc. (I)	34,100	1,065,284
Masonite International Corp. (I)	42,522	3,320,968
		6,809,371
Commercial services and supplies – 1.6%
Casella Waste Systems, Inc., Class A (I)	104,129	1,216,227
Clean Harbors, Inc. (I)	36,676	2,125,741
		3,341,968
Electrical equipment – 0.6%
Regal Beloit Corp.	17,471	1,300,716
Machinery – 4.1%
Altra Industrial Motion Corp.	86,102	3,345,063
Milacron Holdings Corp. (I)(L)	97,993	1,779,553
The Middleby Corp. (I)	24,433	3,389,101
		8,513,717
Professional services – 0.6%
WageWorks, Inc. (I)	17,592	1,354,584
Road and rail – 2.7%
Knight Transportation, Inc.	97,280	3,181,056
Swift Transportation Company (I)	114,835	2,494,216
		5,675,272
Trading companies and distributors – 2.6%
Applied Industrial Technologies, Inc.	31,756	2,002,216
Beacon Roofing Supply, Inc. (I)	34,584	1,571,497
WESCO International, Inc. (I)	26,470	1,839,665
		5,413,378
		36,628,745
Information technology – 29.5%
Communications equipment – 2.2%
Arista Networks, Inc. (I)	21,519	2,560,546
Infinera Corp. (I)	67,865	736,335
Oclaro, Inc. (I)	151,925	1,291,363
		4,588,244

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 1.7%
Coherent, Inc. (I)	7,649	$1,396,554
II-VI, Inc. (I)	24,925	887,330
Zebra Technologies Corp., Class A (I)	14,505	1,315,749
		3,599,633
Internet software and services – 9.0%
2U, Inc. (I)(L)	44,271	1,618,105
CoStar Group, Inc. (I)	9,828	1,996,853
Envestnet, Inc. (I)	43,956	1,698,899
Five9, Inc. (I)	72,554	1,154,334
GoDaddy, Inc., Class A (I)	42,822	1,577,991
Just Eat PLC (I)	142,960	886,645
Mimecast, Ltd. (I)	71,872	1,414,439
Nutanix, Inc. (I)	39,570	1,172,365
Stamps.com, Inc. (I)(L)	17,335	2,185,944
Twilio, Inc., Class A (I)(L)	31,406	996,198
Wix.com, Ltd. (I)	44,240	2,756,152
Zillow Group, Inc., Class C (I)(L)	40,784	1,384,209
		18,842,134
IT services – 2.9%
Blackhawk Network Holdings, Inc. (I)	41,651	1,518,179
EPAM Systems, Inc. (I)	14,104	1,038,478
Virtusa Corp. (I)	53,776	1,667,594
WEX, Inc. (I)	17,656	1,963,877
		6,188,128
Semiconductors and semiconductor equipment – 6.3%
Advanced Micro Devices, Inc. (I)	41,281	596,923
Cavium, Inc. (I)	28,580	1,872,276
Entegris, Inc. (I)	79,982	1,695,618
Impinj, Inc. (I)(L)	38,590	1,094,412
MACOM Technology Solutions Holdings, Inc. (I)	42,743	1,970,025
MaxLinear, Inc., Class A (I)	67,828	1,766,241
MKS Instruments, Inc.	12,824	841,254
Tower Semiconductor, Ltd. (I)(L)	148,181	3,400,754
		13,237,503
Software – 7.4%
Aspen Technology, Inc. (I)	33,355	1,939,260
BroadSoft, Inc. (I)	20,619	882,493
CommVault Systems, Inc. (I)	21,474	1,053,300
Fair Isaac Corp.	26,138	3,399,770
Guidewire Software, Inc. (I)	23,894	1,305,568
HubSpot, Inc. (I)	39,363	2,342,099
Proofpoint, Inc. (I)	21,386	1,684,575
SS&C Technologies Holdings, Inc.	14,237	498,580
Telogis, Inc. (I)(R)	162,887	469,115
The Ultimate Software Group, Inc. (I)	9,642	1,864,666
		15,439,426
		61,895,068
Materials – 3.5%
Chemicals – 2.9%
Ingevity Corp. (I)	40,361	2,178,283
Platform Specialty Products Corp. (I)	297,154	3,919,461
		6,097,744
Paper and forest products – 0.6%
KapStone Paper and Packaging Corp.	53,258	1,203,631
		7,301,375
COMMON STOCKS (continued)
Real estate – 3.7%
Equity real estate investment trusts – 2.3%
CoreSite Realty Corp.	32,042	$2,886,023
LaSalle Hotel Properties	66,207	1,913,382
		4,799,405
Real estate management and development – 1.4%
Kennedy-Wilson Holdings, Inc.	129,149	2,847,735
		7,647,140
Utilities – 0.4%
Water utilities – 0.4%
AquaVenture Holdings, Ltd. (I)(L)	47,482	783,453
TOTAL COMMON STOCKS (Cost $164,951,117)		$203,716,399
PREFERRED SECURITIES – 2.1%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc. (I)(R)	12,795	430,296
Information technology – 1.9%
Electronic equipment, instruments and components – 0.3%
Veracode, Inc. (I)(R)	30,455	718,433
Software – 1.6%
Cloudera, Inc., Series F (I)(R)	33,122	703,843
DraftKings, Inc., Series D (I)(R)	46,784	178,715
DraftKings, Inc., Series D1 (I)(R)	41,614	211,399
MarkLogic Corp., Series F (I)(R)	72,325	671,176
Telogis, Inc. (I)(R)	221,826	878,431
Zuora, Inc., Series F (I)(R)	192,994	721,798
		3,365,362
		4,083,795
TOTAL PREFERRED SECURITIES (Cost $4,263,408)		$4,514,091
SECURITIES LENDING COLLATERAL – 13.2%
John Hancock Collateral Trust, 0.8372% (W)(Y)	2,763,443	27,654,047
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,652,227)		$27,654,047
Total Investments (Small Cap Growth Fund) (Cost $196,866,752) – 112.3%		$235,884,537
Other assets and liabilities, net – (12.3%)		(25,783,428)
TOTAL NET ASSETS – 100.0%		$210,101,109

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Consumer discretionary – 11.1%
Auto components – 0.7%
Visteon Corp. (I)	15,167	$1,405,526
Distributors – 1.1%
Pool Corp.	19,205	2,203,006
Hotels, restaurants and leisure – 3.6%
Dunkin’ Brands Group, Inc.	31,502	1,732,925
Jack in the Box, Inc.	14,735	1,380,817
Panera Bread Company, Class A (I)	6,316	1,457,733
Penn National Gaming, Inc. (I)	90,133	1,304,225
Texas Roadhouse, Inc.	33,944	1,435,831
		7,311,531
Household durables – 0.6%
CalAtlantic Group, Inc.	33,779	1,193,412
Leisure products – 0.9%
Brunswick Corp.	30,085	1,801,791
Media – 0.7%
IMAX Corp. (I)	42,549	1,376,460
Specialty retail – 1.5%
DSW, Inc., Class A	37,819	795,334
Five Below, Inc. (I)	32,069	1,236,260
Urban Outfitters, Inc. (I)	40,658	1,058,328
		3,089,922
Textiles, apparel and luxury goods – 2.0%
Carter’s, Inc.	15,759	1,386,950
G-III Apparel Group, Ltd. (I)	39,759	1,022,999
Steven Madden, Ltd. (I)	43,871	1,638,582
		4,048,531
		22,430,179
Consumer staples – 2.4%
Beverages – 0.5%
The Boston Beer Company, Inc., Class A (I)(L)	6,471	1,026,624
Food products – 1.9%
B&G Foods, Inc.	35,162	1,494,385
Lancaster Colony Corp.	17,223	2,269,991
		3,764,376
		4,791,000
Energy – 4.4%
Energy equipment and services – 1.0%
Patterson-UTI Energy, Inc.	76,835	2,122,183
Oil, gas and consumable fuels – 3.4%
Centennial Resource Development, Inc., Class A (I)(L)	99,239	1,866,686
Energen Corp. (I)	33,886	1,779,015
Laredo Petroleum, Inc. (I)	102,924	1,423,439
Parsley Energy, Inc., Class A (I)	60,209	1,829,752
		6,898,892
		9,021,075
Financials – 8.0%
Banks – 3.6%
BankUnited, Inc.	39,304	1,557,618
Cathay General Bancorp	50,746	1,993,303
Cullen/Frost Bankers, Inc.	20,655	1,909,968
MB Financial, Inc.	40,490	1,822,860
		7,283,749
Capital markets – 2.1%
Evercore Partners, Inc., Class A	19,647	1,562,919
MarketAxess Holdings, Inc.	10,169	1,985,294
WisdomTree Investments, Inc. (L)	85,249	776,618
		4,324,831
COMMON STOCKS (continued)
Insurance – 2.3%
American Equity Investment Life Holding Company	61,372	$1,651,521
American Financial Group, Inc.	18,720	1,760,803
RLI Corp.	20,326	1,188,055
		4,600,379
		16,208,959
Health care – 22.0%
Biotechnology – 4.7%
ACADIA Pharmaceuticals, Inc. (I)(L)	42,953	1,636,939
Exelixis, Inc. (I)	96,989	2,088,173
Halozyme Therapeutics, Inc. (I)(L)	138,816	1,779,621
Momenta Pharmaceuticals, Inc. (I)	92,941	1,435,938
Neurocrine Biosciences, Inc. (I)	28,448	1,256,264
Repligen Corp. (I)	39,989	1,260,053
		9,456,988
Health care equipment and supplies – 8.6%
Align Technology, Inc. (I)	18,496	1,900,649
Cantel Medical Corp.	20,250	1,662,728
DexCom, Inc. (I)	20,836	1,628,542
Halyard Health, Inc. (I)	43,505	1,699,305
Hill-Rom Holdings, Inc.	32,513	2,160,489
ICU Medical, Inc. (I)	8,934	1,343,674
Integra LifeSciences Holdings Corp. (I)	34,785	1,486,711
Nevro Corp. (I)	17,356	1,666,002
NuVasive, Inc. (I)	22,483	1,680,829
NxStage Medical, Inc. (I)	77,504	2,213,514
		17,442,443
Health care providers and services – 3.5%
Chemed Corp.	9,650	1,723,008
HealthEquity, Inc. (I)	54,685	2,389,735
HealthSouth Corp.	35,016	1,481,877
Select Medical Holdings Corp. (I)	100,619	1,448,914
		7,043,534
Life sciences tools and services – 2.9%
Bio-Techne Corp.	15,677	1,666,779
Pacific Biosciences of California, Inc. (I)	166,284	839,734
PerkinElmer, Inc.	30,873	1,675,169
VWR Corp. (I)	62,015	1,742,622
		5,924,304
Pharmaceuticals – 2.3%
Catalent, Inc. (I)	54,644	1,568,283
Nektar Therapeutics (I)	109,425	1,431,279
Prestige Brands Holdings, Inc. (I)	26,944	1,525,569
		4,525,131
		44,392,400
Industrials – 15.5%
Aerospace and defense – 2.5%
BWX Technologies, Inc.	37,445	1,738,946
Orbital ATK, Inc.	17,371	1,605,428
TransDigm Group, Inc.	6,568	1,669,586
		5,013,960
Air freight and logistics – 0.8%
Forward Air Corp.	32,686	1,619,591
Building products – 1.8%
AO Smith Corp.	37,500	1,888,500
Masonite International Corp. (I)	22,784	1,779,430
		3,667,930

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.2%
Pitney Bowes, Inc.	73,345	$1,000,426
Steelcase, Inc., Class A	89,782	1,436,512
		2,436,938
Electrical equipment – 0.9%
Acuity Brands, Inc.	8,982	1,897,897
Machinery – 4.0%
ITT, Inc.	40,800	1,671,576
John Bean Technologies Corp.	20,969	1,874,629
Lincoln Electric Holdings, Inc.	18,856	1,587,864
WABCO Holdings, Inc. (I)	12,652	1,420,567
Wabtec Corp. (L)	20,492	1,641,819
		8,196,455
Professional services – 0.8%
CEB, Inc.	20,009	1,551,698
Road and rail – 2.8%
Knight Transportation, Inc.	65,615	2,145,611
Old Dominion Freight Line, Inc. (I)	22,020	2,020,555
Swift Transportation Company (I)	70,145	1,523,549
		5,689,715
Trading companies and distributors – 0.7%
Watsco, Inc.	9,079	1,346,143
		31,420,327
Information technology – 27.3%
Electronic equipment, instruments and components – 4.7%
Cognex Corp.	35,395	2,718,690
Littelfuse, Inc.	11,441	1,847,149
SYNNEX Corp.	11,790	1,378,487
Trimble, Inc. (I)	50,237	1,558,854
Zebra Technologies Corp., Class A (I)	21,721	1,970,302
		9,473,482
Internet software and services – 2.2%
CoStar Group, Inc. (I)	8,381	1,702,852
Pandora Media, Inc. (I)(L)	69,717	863,096
Q2 Holdings, Inc. (I)	50,790	1,825,901
		4,391,849
IT services – 3.5%
Booz Allen Hamilton Holding Corp.	61,386	2,195,777
EPAM Systems, Inc. (I)	20,254	1,491,302
Euronet Worldwide, Inc. (I)	24,401	2,019,915
ExlService Holdings, Inc. (I)	28,853	1,288,575
		6,995,569
Semiconductors and semiconductor equipment – 6.1%
Cavium, Inc. (I)	24,719	1,619,342
Cirrus Logic, Inc. (I)	20,194	1,092,092
Integrated Device Technology, Inc. (I)	61,837	1,478,523
MKS Instruments, Inc.	25,381	1,664,994
Monolithic Power Systems, Inc.	30,770	2,706,837
Power Integrations, Inc.	28,922	1,827,870
Silicon Laboratories, Inc. (I)	28,917	1,951,898
		12,341,556
Software – 10.5%
Aspen Technology, Inc. (I)	39,588	2,301,646
CommVault Systems, Inc. (I)	33,367	1,636,651
Fair Isaac Corp.	16,989	2,209,759
Guidewire Software, Inc. (I)	31,653	1,729,520
Manhattan Associates, Inc. (I)	30,382	1,523,657
COMMON STOCKS (continued)
Software (continued)
MicroStrategy, Inc., Class A (I)	10,291	$1,974,637
Proofpoint, Inc. (I)	17,769	1,399,664
Qualys, Inc. (I)	38,175	1,334,216
RealPage, Inc. (I)	48,722	1,644,368
Take-Two Interactive Software, Inc. (I)	43,082	2,454,812
The Ultimate Software Group, Inc. (I)	10,509	2,032,336
Verint Systems, Inc. (I)	26,034	982,784
		21,224,050
Technology hardware, storage and peripherals – 0.3%
Cray, Inc. (I)	33,160	691,386
		55,117,892
Materials – 3.8%
Chemicals – 1.5%
Ingevity Corp. (I)	27,721	1,496,102
PolyOne Corp.	47,099	1,586,294
		3,082,396
Construction materials – 1.2%
Martin Marietta Materials, Inc.	11,440	2,470,468
Containers and packaging – 1.1%
Berry Plastics Group, Inc. (I)	42,532	2,140,636
		7,693,500
Real estate – 3.4%
Equity real estate investment trusts – 3.4%
CubeSmart	46,787	1,274,946
Highwoods Properties, Inc.	24,855	1,304,639
Physicians Realty Trust	69,156	1,377,588
SBA Communications Corp. (I)	24,889	2,881,400
		6,838,573
		6,838,573
TOTAL COMMON STOCKS (Cost $143,752,782)		$197,913,905
SECURITIES LENDING COLLATERAL – 3.8%
John Hancock Collateral Trust, 0.8372% (W)(Y)	755,045	7,555,814
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,555,407)		$7,555,814
SHORT-TERM INVESTMENTS – 2.0%
Money market funds – 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.4243% (Y)	4,116,492	4,116,492
TOTAL SHORT-TERM INVESTMENTS (Cost $4,116,492)		$4,116,492
Total Investments (Small Company Growth Fund) (Cost $155,424,681) – 103.7%		$209,586,211
Other assets and liabilities, net – (3.7%)		(7,500,809)
TOTAL NET ASSETS – 100.0%		$202,085,402

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 10.5%
Auto components – 1.9%
Dorman Products, Inc. (I)	28,300	$2,211,928
LCI Industries	21,900	2,358,630
		4,570,558
Distributors – 1.1%
Pool Corp.	22,500	2,580,975
Diversified consumer services – 1.1%
American Public Education, Inc. (I)	37,600	908,040
Capella Education Company	23,200	1,765,520
		2,673,560
Hotels, restaurants and leisure – 0.7%
ILG, Inc.	50,100	945,888
Red Robin Gourmet Burgers, Inc. (I)	16,500	753,225
		1,699,113
Household durables – 1.3%
Cavco Industries, Inc. (I)	13,700	1,633,725
CSS Industries, Inc.	32,400	796,392
Ethan Allen Interiors, Inc.	28,200	810,750
		3,240,867
Media – 1.2%
Cable One, Inc.	1,953	1,221,445
New Media Investment Group, Inc.	56,900	877,967
Scholastic Corp.	19,200	865,152
		2,964,564
Multiline retail – 0.3%
Fred’s, Inc., Class A (L)	47,200	836,856
Specialty retail – 1.7%
Aaron’s, Inc.	64,500	1,759,560
Genesco, Inc. (I)(L)	11,100	647,130
Lumber Liquidators Holdings, Inc. (I)(L)	47,900	849,267
Party City Holdco, Inc. (I)(L)	37,600	543,320
Sportsman’s Warehouse Holdings, Inc. (I)	63,263	306,826
		4,106,103
Textiles, apparel and luxury goods – 1.2%
Crocs, Inc. (I)	37,400	248,710
Culp, Inc.	35,200	1,196,800
Steven Madden, Ltd. (I)	38,500	1,437,975
		2,883,485
		25,556,081
Consumer staples – 3.8%
Food and staples retailing – 1.2%
PriceSmart, Inc. (L)	17,300	1,529,320
SpartanNash Company	42,200	1,472,780
		3,002,100
Food products – 1.7%
Nomad Foods, Ltd. (I)	149,100	1,604,316
Pinnacle Foods, Inc.	20,600	1,176,878
Post Holdings, Inc. (I)	15,300	1,252,611
		4,033,805
Household products – 0.6%
Energizer Holdings, Inc.	26,900	1,475,734
Tobacco – 0.3%
Vector Group, Ltd.	32,543	741,330
		9,252,969
Energy – 4.4%
Energy equipment and services – 1.3%
Keane Group, Inc. (I)(L)	26,700	467,784
Oceaneering International, Inc.	38,600	1,093,152
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tesco Corp. (I)	118,800	$991,980
TETRA Technologies, Inc. (I)	159,500	716,155
		3,269,071
Oil, gas and consumable fuels – 3.1%
Centennial Resource Development, Inc., Class A (I)(L)	53,400	1,004,454
Jagged Peak Energy, Inc. (I)	24,600	338,742
Matador Resources Company (I)	79,700	1,918,379
Parsley Energy, Inc., Class A (I)	41,600	1,264,224
Western Refining, Inc.	35,700	1,303,764
WPX Energy, Inc. (I)	132,900	1,714,410
		7,543,973
		10,813,044
Financials – 31.1%
Banks – 18.8%
BankUnited, Inc.	78,100	3,095,103
CoBiz Financial, Inc.	83,100	1,416,855
Columbia Banking System, Inc.	67,600	2,696,564
East West Bancorp, Inc.	78,695	4,258,973
First Hawaiian, Inc.	31,728	1,005,143
Glacier Bancorp, Inc.	63,000	2,325,960
Home BancShares, Inc.	193,900	5,456,346
Hope Bancorp, Inc.	83,800	1,793,320
Howard Bancorp, Inc. (I)	24,613	449,187
National Bank Holdings Corp., Class A	64,050	2,113,010
Park Sterling Corp.	55,400	657,044
Pinnacle Financial Partners, Inc.	17,500	1,214,500
Popular, Inc.	58,500	2,577,510
Prosperity Bancshares, Inc. (L)	42,500	3,167,950
SVB Financial Group (I)	18,500	3,531,465
Synovus Financial Corp.	22,900	966,838
Texas Capital Bancshares, Inc. (I)	25,100	2,237,665
Towne Bank	82,900	2,698,395
Webster Financial Corp.	37,380	2,053,283
Wintrust Financial Corp.	27,200	2,004,640
		45,719,751
Capital markets – 3.6%
Bats Global Markets, Inc.	44,429	1,560,791
Conyers Park Acquisition Corp. (I)	38,000	425,600
Hercules Capital, Inc.	117,200	1,735,732
Houlihan Lokey, Inc. (L)	22,226	699,897
Janus Capital Group, Inc.	70,900	897,594
Main Street Capital Corp. (L)	25,400	939,546
Safeguard Scientifics, Inc. (I)	41,100	519,915
Stifel Financial Corp. (I)	17,500	944,300
TPG Specialty Lending, Inc.	49,000	956,480
		8,679,855
Consumer finance – 0.6%
Green Dot Corp., Class A (I)	53,900	1,579,809
Diversified financial services – 0.4%
Compass Diversified Holdings (L)	52,800	879,120
Insurance – 3.6%
Assured Guaranty, Ltd.	37,402	1,537,596
Employers Holdings, Inc.	34,750	1,306,600
Kinsale Capital Group, Inc.	23,456	688,434
ProAssurance Corp.	46,400	2,742,240
RenaissanceRe Holdings, Ltd.	3,400	501,977
Safety Insurance Group, Inc.	12,800	908,800
State Auto Financial Corp.	38,000	1,019,540
		8,705,187

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts – 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	70,500	$1,395,195
Redwood Trust, Inc. (L)	57,000	933,090
		2,328,285
Thrifts and mortgage finance – 3.2%
Beneficial Bancorp, Inc. (I)	99,831	1,627,245
Meridian Bancorp, Inc.	41,300	786,765
Radian Group, Inc.	117,100	2,179,231
United Financial Bancorp, Inc.	100,400	1,793,144
WSFS Financial Corp.	33,300	1,518,480
		7,904,865
		75,796,872
Health care – 6.3%
Health care equipment and supplies – 4.5%
Analogic Corp.	12,200	1,004,670
Atrion Corp.	4,885	2,384,124
Haemonetics Corp. (I)	43,700	1,631,321
Halyard Health, Inc. (I)	49,900	1,949,094
Quidel Corp. (I)	59,000	1,239,000
West Pharmaceutical Services, Inc.	32,300	2,663,781
		10,871,990
Health care providers and services – 1.8%
National HealthCare Corp.	11,400	850,668
Select Medical Holdings Corp. (I)	69,800	1,005,120
The Ensign Group, Inc.	18,400	346,656
Triple-S Management Corp., Class B (I)	31,230	583,064
WellCare Health Plans, Inc. (I)	11,100	1,567,320
		4,352,828
		15,224,818
Industrials – 12.9%
Aerospace and defense – 0.4%
Triumph Group, Inc.	37,600	1,045,280
Building products – 0.7%
JELD-WEN Holding, Inc. (I)	7,360	229,926
Universal Forest Products, Inc.	15,300	1,465,893
		1,695,819
Commercial services and supplies – 1.8%
Brady Corp., Class A	31,900	1,220,175
Matthews International Corp., Class A	13,300	875,805
McGrath RentCorp	36,767	1,383,542
MSA Safety, Inc.	13,100	946,475
		4,425,997
Construction and engineering – 0.7%
Aegion Corp. (I)	75,100	1,709,276
Electrical equipment – 0.1%
Thermon Group Holdings, Inc. (I)	6,728	135,636
Machinery – 3.3%
CIRCOR International, Inc.	24,200	1,503,062
Colfax Corp. (I)	26,300	1,000,715
ESCO Technologies, Inc.	41,200	2,233,040
Hillenbrand, Inc.	22,970	834,960
RBC Bearings, Inc. (I)(L)	13,900	1,296,870
REV Group, Inc. (I)	5,200	147,940
Sun Hydraulics Corp.	27,800	1,028,600
		8,045,187
Marine – 0.4%
Kirby Corp. (I)	15,400	1,065,680
COMMON STOCKS (continued)
Professional services – 1.1%
FTI Consulting, Inc. (I)	25,400	$1,022,096
Navigant Consulting, Inc. (I)	72,500	1,689,250
		2,711,346
Road and rail – 2.6%
Genesee & Wyoming, Inc., Class A (I)	23,800	1,764,532
Landstar System, Inc.	44,500	3,862,600
Universal Logistics Holdings, Inc.	46,000	627,900
		6,255,032
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	23,000	1,450,150
Beacon Roofing Supply, Inc. (I)	39,400	1,790,336
Kaman Corp.	19,200	993,984
		4,234,470
		31,323,723
Information technology – 10.3%
Communications equipment – 1.1%
Harmonic, Inc. (I)	192,100	1,037,340
Ixia (I)	90,500	1,773,800
		2,811,140
Electronic equipment, instruments and components – 5.4%
Badger Meter, Inc. (L)	30,900	1,130,940
Belden, Inc.	44,700	3,158,055
Knowles Corp. (I)(L)	106,200	2,010,366
Littelfuse, Inc.	22,100	3,568,045
Methode Electronics, Inc.	31,700	1,315,550
SYNNEX Corp.	16,600	1,940,872
		13,123,828
Internet software and services – 0.2%
Rightside Group, Ltd. (I)	65,903	552,926
IT services – 0.5%
CSRA, Inc.	44,300	1,321,026
Semiconductors and semiconductor equipment – 2.1%
Advanced Energy Industries, Inc. (I)(L)	28,200	1,751,220
Brooks Automation, Inc.	58,300	1,216,138
Cabot Microelectronics Corp.	19,900	1,377,478
Rudolph Technologies, Inc. (I)	31,000	666,500
		5,011,336
Software – 1.0%
Callidus Software, Inc. (I)	57,300	1,080,105
Progress Software Corp.	45,300	1,299,204
		2,379,309
		25,199,565
Materials – 4.7%
Chemicals – 2.1%
American Vanguard Corp.	49,900	785,925
Innospec, Inc.	14,247	930,329
KMG Chemicals, Inc.	36,400	1,338,064
Minerals Technologies, Inc.	27,700	2,139,825
		5,194,143
Containers and packaging – 0.6%
Myers Industries, Inc.	103,600	1,455,580
Metals and mining – 1.3%
Carpenter Technology Corp.	42,900	1,740,024
New Gold, Inc. (I)	72,376	209,167
Reliance Steel & Aluminum Company	13,000	1,100,450
		3,049,641

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products – 0.7%
Clearwater Paper Corp. (I)	30,788	$1,711,813
		11,411,177
Real estate – 8.6%
Equity real estate investment trusts – 8.6%
Acadia Realty Trust	54,000	1,729,620
American Assets Trust, Inc.	12,900	567,600
American Campus Communities, Inc.	22,000	1,124,200
Cedar Realty Trust, Inc.	351,600	2,063,892
Douglas Emmett, Inc.	32,500	1,311,050
EastGroup Properties, Inc.	28,500	2,118,690
First Potomac Realty Trust	143,680	1,435,363
Healthcare Realty Trust, Inc.	33,400	1,067,464
Kilroy Realty Corp.	20,400	1,573,860
Potlatch Corp.	36,400	1,610,700
PS Business Parks, Inc.	13,800	1,603,698
Retail Opportunity Investments Corp.	40,700	895,400
Saul Centers, Inc.	25,400	1,626,616
Sunstone Hotel Investors, Inc.	49,000	722,750
Washington Real Estate Investment Trust	48,900	1,599,519
		21,050,422
		21,050,422
Utilities – 6.3%
Electric utilities – 2.2%
El Paso Electric Company	25,300	1,235,905
PNM Resources, Inc.	76,200	2,766,060
Portland General Electric Company	33,800	1,532,154
		5,534,119
Gas utilities – 2.5%
Atmos Energy Corp.	17,300	1,354,417
Chesapeake Utilities Corp.	30,200	2,082,290
ONE Gas, Inc.	39,500	2,589,225
		6,025,932
Independent power and renewable electricity producers – 0.5%
NRG Energy, Inc.	70,900	1,174,104
Multi-utilities – 0.8%
NorthWestern Corp. (L)	33,500	1,959,750
Water utilities – 0.3%
California Water Service Group	18,300	672,525
		15,366,430
TOTAL COMMON STOCKS (Cost $139,755,841)		$240,995,101
SECURITIES LENDING COLLATERAL – 4.3%
John Hancock Collateral Trust, 0.8372% (W)(Y)	1,043,744	10,444,855
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,444,123)		$10,444,855
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)	500,000	500,000
T. Rowe Price Government Money Fund, 0.5166% (Y)	1,750,833	1,750,833
		2,250,833
TOTAL SHORT-TERM INVESTMENTS (Cost $2,250,833)		$2,250,833
Total Investments (Small Company Value Fund) (Cost $152,450,797) – 104.1%		$253,690,789
Other assets and liabilities, net – (4.1%)		(10,019,694)
TOTAL NET ASSETS – 100.0%		$243,671,095

Small Company Value Fund (continued)

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 93.9%
Consumer discretionary – 10.1%
Auto components – 0.6%
Aisin Seiki Company, Ltd.	29,200	$1,450,790
American Axle & Manufacturing Holdings, Inc. (I)	12,879	255,262
BorgWarner, Inc.	47,254	1,993,646
Bridgestone Corp.	98,200	3,918,707
Cheng Shin Rubber Industry Company, Ltd.	401,516	853,427
Cie Generale des Etablissements Michelin	24,643	2,774,657
Continental AG	16,622	3,369,001
Cooper Tire & Rubber Company	21,813	882,336
Cooper-Standard Holding, Inc. (I)	2,456	275,072
Dana, Inc.	60,266	1,138,425
Delphi Automotive PLC	64,027	4,874,376
Denso Corp.	72,200	3,210,090
Dorman Products, Inc. (I)	4,412	344,842
Fox Factory Holding Corp. (I)	3,803	101,920
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	41,600	129,538
Gentex Corp.	70,531	1,483,267
Gentherm, Inc. (I)	6,206	224,968
GKN PLC	266,114	1,188,956
Hankook Tire Company, Ltd. (I)	9,304	491,443
Hanon Systems	24,679	199,697
Horizon Global Corp. (I)	3,062	55,973
Hyundai Mobis Company, Ltd.	8,580	1,933,926
Hyundai Wia Corp.	2,155	127,403
Koito Manufacturing Company, Ltd.	16,800	866,333
LCI Industries	3,942	424,553
Linamar Corp.	7,654	339,883
Magna International, Inc.	57,871	2,474,397
Metaldyne Performance Group, Inc.	2,694	62,770
Modine Manufacturing Company (I)	8,089	91,810
Motorcar Parts of America, Inc. (I)	3,179	90,188
NGK Spark Plug Company, Ltd.	26,800	607,131
NOK Corp.	15,100	345,458
Nokian Renkaat OYJ	6,906	271,429
Spartan Motors, Inc.	5,965	39,667
Standard Motor Products, Inc.	3,578	171,637
Stanley Electric Company, Ltd.	22,300	628,231
Stoneridge, Inc. (I)	4,602	77,728
Strattec Security Corp.	694	20,647
Sumitomo Electric Industries, Ltd.	114,900	1,871,717
Sumitomo Rubber Industries, Ltd.	25,100	414,002
Superior Industries International, Inc.	4,243	95,043
Tenneco, Inc. (I)	9,381	603,292
The Goodyear Tire & Rubber Company	61,583	2,158,484
The Yokohama Rubber Company, Ltd.	16,300	323,935
Tower International, Inc.	3,540	97,881
Toyoda Gosei Company, Ltd.	9,300	237,230
Toyota Industries Corp.	24,500	1,194,838
Valeo SA	32,767	2,017,910
		46,803,916

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles – 1.4%
Astra International Tbk PT	1,927,008	$1,181,465
Bayerische Motoren Werke AG	50,323	4,493,642
Brilliance China Automotive Holdings, Ltd.	257,500	404,304
BYD Company, Ltd., H Shares (L)	54,494	320,215
Chongqing Changan Automobile Company, Ltd., Class B	74,300	104,831
Daimler AG	145,732	10,586,983
Dongfeng Motor Group Company, Ltd., H Shares	208,780	247,568
Ferrari NV	21,048	1,372,852
Fiat Chrysler Automobiles NV (I)	156,251	1,708,744
Ford Motor Company	920,504	11,533,915
Ford Otomotiv Sanayi AS	9,085	91,311
Fuji Heavy Industries, Ltd.	93,100	3,483,554
Geely Automobile Holdings, Ltd.	455,000	618,493
General Motors Company	327,223	12,054,895
Great Wall Motor Company, Ltd., H Shares	263,750	323,896
Guangzhou Automobile Group Company, Ltd., H Shares	183,219	307,273
Harley-Davidson, Inc.	41,725	2,352,456
Honda Motor Company, Ltd.	246,400	7,632,815
Hyundai Motor Company	19,348	2,554,617
Isuzu Motors, Ltd.	89,200	1,192,114
Kia Motors Corp.	33,053	1,117,281
Mazda Motor Corp.	87,200	1,219,308
Mitsubishi Motors Corp.	99,900	645,592
Nissan Motor Company, Ltd.	365,100	3,592,368
Peugeot SA (I)	67,214	1,281,143
Renault SA	26,301	2,334,545
Suzuki Motor Corp.	52,200	2,040,218
Thor Industries, Inc.	11,780	1,305,460
Tofas Turk Otomobil Fabrikasi AS	20,455	152,425
Toyota Motor Corp.	403,000	22,798,830
UMW Holdings BHD	16,000	19,955
Volkswagen AG	4,857	735,678
Winnebago Industries, Inc.	4,466	147,378
Yamaha Motor Company, Ltd.	42,100	972,663
Yulon Motor Company, Ltd.	177,000	164,751
		101,093,538
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,677	249,656
Genuine Parts Company	28,372	2,715,484
Imperial Holdings, Ltd.	13,808	175,852
Jardine Cycle & Carriage, Ltd.	6,954	211,891
LKQ Corp. (I)	58,671	1,852,830
Pool Corp.	10,177	1,167,404
Weyco Group, Inc.	1,271	34,800
		6,407,917
Diversified consumer services – 0.1%
American Public Education, Inc. (I)	2,767	66,823
Ascent Capital Group, Inc., Class A (I)	1,939	31,121
Benesse Holdings, Inc.	9,700	298,094
Bridgepoint Education, Inc. (I)	3,205	29,903
Bright Horizons Family Solutions, Inc. (I)	7,236	500,080
Capella Education Company	1,880	143,068
Career Education Corp. (I)	11,479	95,620
Carriage Services, Inc.	2,483	63,987
Chegg, Inc. (I)	13,738	108,530
Collectors Universe, Inc.	1,477	34,562
DeVry Education Group, Inc.	24,425	785,264
Graham Holdings Company, Class B	1,145	616,296
Grand Canyon Education, Inc. (I)	7,507	460,780
H&R Block, Inc.	28,265	581,128
Houghton Mifflin Harcourt Company (I)	20,936	231,343
COMMON STOCKS (continued)
Diversified consumer services (continued)
K12, Inc. (I)	5,715	$102,070
Kroton Educacional SA	296,580	1,299,763
New Oriental Education & Technology Group, Inc., ADR (I)	11,400	551,874
Regis Corp. (I)	6,397	78,747
Service Corp. International	46,893	1,441,022
Sotheby’s (I)(L)	19,549	882,246
Strayer Education, Inc. (I)	1,763	136,703
TAL Education Group, ADR (I)(L)	3,700	319,939
Weight Watchers International, Inc. (I)(L)	4,824	69,417
		8,928,380
Hotels, restaurants and leisure – 1.3%
Accor SA	23,665	935,300
Aristocrat Leisure, Ltd.	97,860	1,244,579
Belmond, Ltd., Class A (I)	14,022	181,585
Berjaya Sports Toto BHD	42,124	27,704
Biglari Holdings, Inc. (I)	170	73,003
BJ’s Restaurants, Inc. (I)	3,926	142,710
Bloomin’ Brands, Inc.	19,089	326,231
Bob Evans Farms, Inc.	3,316	188,117
Bojangles’, Inc. (I)	1,850	38,943
Boyd Gaming Corp. (I)	13,851	272,449
Brinker International, Inc. (L)	12,224	516,342
Buffalo Wild Wings, Inc. (I)	7,633	1,183,115
Caesars Acquisition Company, Class A (I)	8,133	119,148
Caesars Entertainment Corp. (I)(L)	9,748	92,119
Carnival Corp.	56,840	3,180,198
Carnival PLC	29,725	1,620,052
Carrols Restaurant Group, Inc. (I)	5,928	93,662
Chipotle Mexican Grill, Inc. (I)	3,898	1,632,249
Churchill Downs, Inc.	5,317	799,145
Chuy’s Holdings, Inc. (I)	2,806	79,971
ClubCorp Holdings, Inc.	10,973	187,638
Compass Group PLC	259,039	4,812,415
Cracker Barrel Old Country Store, Inc. (L)	9,107	1,466,136
Crown Resorts, Ltd.	66,305	643,292
Darden Restaurants, Inc.	16,454	1,228,785
Dave & Buster’s Entertainment, Inc. (I)	6,329	361,956
Del Frisco’s Restaurant Group, Inc. (I)	4,276	67,988
Del Taco Restaurants, Inc. (I)	3,988	49,491
Denny’s Corp. (I)	12,901	162,037
DineEquity, Inc.	2,891	172,940
Domino’s Pizza Enterprises, Ltd.	11,071	472,601
Domino’s Pizza, Inc.	11,836	2,246,591
Dunkin’ Brands Group, Inc.	22,581	1,242,181
El Pollo Loco Holdings, Inc. (I)(L)	3,511	43,888
Eldorado Resorts, Inc. (I)	5,007	81,614
Fiesta Restaurant Group, Inc. (I)	4,619	91,687
Flight Centre Travel Group, Ltd.	9,814	216,775
Galaxy Entertainment Group, Ltd.	314,000	1,502,994
Genting BHD	147,600	307,409
Genting Malaysia BHD	200,360	236,851
Genting Singapore PLC	425,200	299,967
Golden Entertainment, Inc.	2,254	26,710
ILG, Inc.	18,969	358,135
InterContinental Hotels Group PLC	29,472	1,388,742
International Speedway Corp., Class A	10,902	404,464
Intrawest Resorts Holdings, Inc. (I)	2,889	68,065
Isle of Capri Casinos, Inc. (I)	4,355	105,783
J Alexander’s Holdings, Inc. (I)	2,657	24,710
Jack in the Box, Inc.	13,384	1,254,215
Jamba, Inc. (I)(L)	2,723	26,440
Jollibee Foods Corp.	61,440	246,665
Kangwon Land, Inc. (I)	14,977	467,798

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
La Quinta Holdings, Inc. (I)	14,433	$200,041
Lindblad Expeditions Holdings, Inc. (I)	3,108	27,879
Marriott International, Inc., Class A	43,122	3,751,183
Marriott Vacations Worldwide Corp.	3,741	351,392
McDonald’s Corp.	112,047	14,302,800
McDonald’s Holdings Company Japan, Ltd.	9,500	270,550
Melco Crown Entertainment, Ltd., ADR	25,600	419,072
Merlin Entertainments PLC (S)	110,763	676,059
MGM China Holdings, Ltd.	123,600	224,854
Minor International PCL, Foreign Shares	569,730	558,081
Monarch Casino & Resort, Inc. (I)	2,089	53,228
Nathan’s Famous, Inc. (I)	607	37,634
Oriental Land Company, Ltd.	33,100	1,860,587
Paddy Power Betfair PLC	9,645	1,055,871
Panera Bread Company, Class A (I)	5,375	1,240,550
Papa John’s International, Inc.	11,064	873,171
Penn National Gaming, Inc. (I)	12,771	184,796
Pinnacle Entertainment, Inc. (I)	9,247	160,528
Planet Fitness, Inc., Class A	3,526	75,844
Popeyes Louisiana Kitchen, Inc. (I)	3,604	284,752
Potbelly Corp. (I)	4,420	57,681
Red Robin Gourmet Burgers, Inc. (I)	2,356	107,551
Red Rock Resorts, Inc., Class A	5,229	114,881
Restaurant Brands International, Inc.	33,187	1,810,518
Royal Caribbean Cruises, Ltd.	22,500	2,162,250
Ruby Tuesday, Inc. (I)	10,398	19,756
Ruth’s Hospitality Group, Inc.	5,526	93,113
Sands China, Ltd.	318,052	1,326,372
Scientific Games Corp., Class A (I)	8,722	180,109
SeaWorld Entertainment, Inc.	11,138	214,629
Shake Shack, Inc., Class A (I)(L)	2,649	94,914
Shangri-La Asia, Ltd.	160,500	204,131
SJM Holdings, Ltd.	256,384	210,365
Sodexo SA (L)	12,638	1,386,969
Sonic Corp.	7,951	201,001
Speedway Motorsports, Inc.	2,199	46,883
Starbucks Corp.	196,327	11,165,116
Tabcorp Holdings, Ltd.	149,103	486,845
Tatts Group, Ltd.	267,446	831,863
Texas Roadhouse, Inc.	26,831	1,134,951
The Cheesecake Factory, Inc.	18,377	1,121,916
The Habit Restaurants, Inc., Class A (I)(L)	2,526	33,975
The Marcus Corp.	3,257	101,618
The Wendy’s Company	49,353	687,981
Tsogo Sun Holdings, Ltd.	26,910	56,621
TUI AG	77,539	1,094,707
Whitbread PLC	28,711	1,363,738
William Hill PLC	138,885	454,745
Wingstop, Inc. (L)	2,618	68,853
Wyndham Worldwide Corp.	14,698	1,223,462
Wynn Macau, Ltd.	204,950	365,219
Wynn Resorts, Ltd.	10,648	1,023,805
Yum China Holdings, Inc. (I)	34,800	925,332
Yum! Brands, Inc.	46,773	3,055,212
Zoe’s Kitchen, Inc. (I)(L)	3,248	58,204
		93,107,743
Household durables – 0.8%
Arcelik AS	36,625	209,829
AV Homes, Inc. (I)(L)	2,219	36,614
Barratt Developments PLC	157,410	999,626
Bassett Furniture Industries, Inc.	1,924	52,621
Beazer Homes USA, Inc. (I)	5,362	65,416
Berkeley Group Holdings PLC	20,705	756,722
CalAtlantic Group, Inc.	17,996	635,799
COMMON STOCKS (continued)
Household durables (continued)
Casio Computer Company, Ltd.	33,800	$455,890
Cavco Industries, Inc. (I)	1,414	168,620
Century Communities, Inc. (I)	2,728	62,335
Coway Company, Ltd.	6,832	540,150
CSS Industries, Inc.	1,785	43,875
DR Horton, Inc.	85,484	2,735,488
Electrolux AB, Series B	37,854	1,002,362
Ethan Allen Interiors, Inc.	4,123	118,536
Flexsteel Industries, Inc.	1,135	57,068
Garmin, Ltd. (L)	28,980	1,495,658
GoPro, Inc., Class A (I)(L)	16,907	158,926
Green Brick Partners, Inc. (I)	4,119	38,925
Haier Electronics Group Company, Ltd.	109,000	200,502
Hanssem Company, Ltd.	1,399	274,444
Harman International Industries, Inc.	17,592	1,963,619
Helen of Troy, Ltd. (I)	11,508	1,124,332
Hooker Furniture Corp.	1,953	64,449
Hovnanian Enterprises, Inc., Class A (I)	21,473	50,891
Husqvarna AB, B Shares	67,275	575,537
Iida Group Holdings Company, Ltd.	22,100	374,068
Installed Building Products, Inc. (I)	3,312	155,830
iRobot Corp. (I)	4,495	256,575
KB Home (L)	34,375	610,156
La-Z-Boy, Inc.	8,230	222,210
Leggett & Platt, Inc.	33,676	1,656,186
Lennar Corp., Class A	49,757	2,427,644
LG Electronics, Inc.	13,494	712,591
LGI Homes, Inc. (I)(L)	2,563	74,353
Libbey, Inc.	3,792	53,088
Lifetime Brands, Inc.	2,056	29,812
M/I Homes, Inc. (I)	3,974	93,786
MDC Holdings, Inc.	6,765	197,470
Meritage Homes Corp. (I)	6,404	227,662
Mohawk Industries, Inc. (I)	15,887	3,596,181
NACCO Industries, Inc., Class A	682	43,989
Newell Brands, Inc.	122,225	5,992,692
Nien Made Enterprise Company, Ltd.	30,000	293,105
Nikon Corp.	50,600	773,596
NVR, Inc. (I)	868	1,679,554
Panasonic Corp.	334,100	3,666,157
Persimmon PLC	48,295	1,234,986
PulteGroup, Inc.	75,240	1,659,042
Rinnai Corp.	4,900	395,186
SEB SA	3,000	395,753
Sekisui Chemical Company, Ltd.	62,600	1,034,060
Sekisui House, Ltd.	91,800	1,467,990
Sharp Corp. (I)(L)	223,000	659,012
Sony Corp.	190,900	5,898,752
Steinhoff International Holdings NV	266,206	1,417,642
Taylor Morrison Home Corp., Class A (I)	5,203	104,736
Taylor Wimpey PLC	512,428	1,144,096
Techtronic Industries Company, Ltd.	176,500	631,573
Tempur Sealy International, Inc. (I)(L)	12,400	572,756
The New Home Company, Inc. (I)(L)	2,580	26,961
Toll Brothers, Inc. (I)	36,738	1,254,235
TopBuild, Corp. (I)	6,408	269,008
TRI Pointe Group, Inc. (I)	60,735	725,176
Tupperware Brands Corp.	12,447	751,674
Universal Electronics, Inc. (I)	2,387	163,987
Whirlpool Corp.	19,009	3,394,817
William Lyon Homes, Class A (I)	4,022	74,125
ZAGG, Inc. (I)	4,935	29,857
		60,330,363

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 0.8%
1-800-Flowers.com, Inc., Class A (I)	4,678	$46,780
Amazon.com, Inc. (I)	37,427	31,627,312
Ctrip.com International, Ltd., ADR (I)(L)	31,600	1,499,104
Duluth Holdings, Inc., Class B (I)(L)	1,622	34,208
Etsy, Inc. (I)	17,637	213,760
Expedia, Inc.	11,458	1,363,960
FTD Companies, Inc. (I)	2,935	70,910
HSN, Inc.	13,096	493,719
JD.com, Inc., ADR (I)	56,700	1,733,319
Lands’ End, Inc. (I)(L)	2,484	46,078
Liberty TripAdvisor Holdings, Inc., Class A (I)	12,253	164,803
Netflix, Inc. (I)	40,730	5,788,955
Nutrisystem, Inc.	4,859	225,944
Overstock.com, Inc. (I)	2,340	43,173
PetMed Express, Inc. (L)	3,390	71,393
Qunar Cayman Islands, Ltd., ADR (I)(L)	3,100	94,271
Rakuten, Inc.	139,600	1,384,326
Shutterfly, Inc. (I)	5,771	261,888
Start Today Company, Ltd.	27,000	564,727
The Priceline Group, Inc. (I)	4,683	8,074,101
TripAdvisor, Inc. (I)	10,826	448,954
Vipshop Holdings, Ltd., ADR (I)	34,300	446,243
Wayfair, Inc., Class A (I)(L)	5,272	199,334
Zalando SE (I)	12,808	511,234
		55,408,496
Leisure products – 0.2%
American Outdoor Brands Corp. (I)(L)	9,139	177,662
Arctic Cat, Inc. (I)	2,430	44,955
Bandai Namco Holdings, Inc.	29,800	858,421
Brunswick Corp.	22,079	1,322,311
Callaway Golf Company	15,934	161,093
Giant Manufacturing Company, Ltd.	57,000	351,536
Hasbro, Inc.	28,414	2,752,464
JAKKS Pacific, Inc. (I)(L)	3,318	17,420
Johnson Outdoors, Inc., Class A	885	31,046
Malibu Boats, Inc., Class A (I)	3,342	68,712
Mattel, Inc.	85,669	2,204,263
MCBC Holdings, Inc.	1,879	27,584
Merida Industry Company, Ltd.	43,100	219,624
Nautilus, Inc. (I)	5,229	84,187
Polaris Industries, Inc. (L)	14,668	1,249,860
Sankyo Company, Ltd.	6,200	219,461
Sega Sammy Holdings, Inc.	28,900	425,353
Shimano, Inc.	11,300	1,671,565
Sturm Ruger & Company, Inc. (L)	3,107	154,884
Vista Outdoor, Inc. (I)	14,477	292,870
Yamaha Corp.	25,100	654,756
		12,990,027
Media – 2.1%
Alibaba Pictures Group, Ltd. (I)	980,000	164,055
Altice NV, Class A (I)	23,794	502,392
Altice NV, Class B (I)	6,849	144,686
AMC Entertainment Holdings, Inc., Class A	3,623	113,581
AMC Networks, Inc., Class A (I)	14,510	867,843
Astro Malaysia Holdings BHD	106,500	68,385
Axel Springer SE	6,194	323,701
BEC World PCL, Foreign Shares	278,800	125,343
Cable One, Inc.	1,153	721,109
CBS Corp., Class B	64,180	4,230,746
Central European Media Enterprises, Ltd., Class A (I)(L)	15,053	42,901
Charter Communications, Inc., Class A (I)	35,441	11,449,569
Cheil Worldwide, Inc.	9,118	152,725
Cinemark Holdings, Inc.	26,031	1,089,918
COMMON STOCKS (continued)
Media (continued)
CJ E&M Corp.	2,507	$173,044
Comcast Corp., Class A	780,264	29,197,479
Cyfrowy Polsat SA (I)	13,680	77,916
Daily Journal Corp. (I)(L)	210	43,848
Dentsu, Inc.	32,500	1,803,330
Discovery Communications, Inc., Series A (I)	24,958	717,792
Discovery Communications, Inc., Series C (I)	35,830	1,005,748
Entercom Communications Corp., Class A (L)	4,837	75,699
Entravision Communications Corp., Class A	11,379	60,878
Eros International PLC (I)	4,933	56,730
Eutelsat Communications SA	23,777	467,872
Gannett Company, Inc.	19,777	172,455
Global Eagle Entertainment, Inc. (I)(L)	8,374	36,678
Gray Television, Inc. (I)	11,164	151,830
Grupo Televisa SAB	403,100	2,057,482
Hakuhodo DY Holdings, Inc.	31,300	385,289
IMAX Corp. (I)	9,720	314,442
ITV PLC	568,415	1,428,473
JCDecaux SA (I)	9,753	311,845
John Wiley & Sons, Inc., Class A	11,062	577,436
Lagardere SCA	16,008	402,565
Liberty Braves Group, Class A (I)	2,098	46,219
Liberty Braves Group, Class C (I)	5,356	117,778
Liberty Media Corp., Series A (I)	3,816	114,900
Liberty Media Corp., Series C (I)	7,523	230,956
Live Nation Entertainment, Inc. (I)	32,553	924,831
Loral Space & Communications, Inc. (I)	2,254	92,189
MDC Partners, Inc., Class A	9,106	79,678
Media General, Inc. (I)	18,354	5,451
Media Nusantara Citra Tbk PT	493,100	61,298
Meredith Corp.	15,258	956,677
MSG Networks, Inc., Class A (I)	10,195	222,251
Naspers, Ltd., N Shares	39,071	6,246,114
National CineMedia, Inc.	10,386	133,252
New Media Investment Group, Inc.	6,638	102,424
News Corp., Class A	61,965	794,391
News Corp., Class B	19,965	263,538
Nexstar Media Group, Inc. (L)	7,315	504,369
Omnicom Group, Inc.	38,623	3,286,817
Pearson PLC	129,179	1,079,116
ProSiebenSat.1 Media SE	34,976	1,401,023
Publicis Groupe SA	25,982	1,752,923
REA Group, Ltd.	9,350	404,671
Reading International, Inc., Class A (I)	3,330	53,080
Rizzoli Corriere Della Sera Mediagroup SpA (I)	9,155	7,758
RTL Group SA	5,696	437,927
Schibsted ASA, A Shares	18,773	495,084
Schibsted ASA, B Shares	22,094	536,069
Scholastic Corp.	4,558	205,383
Scripps Networks Interactive, Inc., Class A	15,611	1,260,900
SES SA	49,763	1,016,183
SFX Entertainment, Inc. (I)	8,025	0
Shaw Communications, Inc., Class B	63,348	1,318,279
Sinclair Broadcast Group, Inc., Class A	11,139	444,446
Singapore Press Holdings, Ltd.	99,800	249,054
Sky PLC	163,647	2,025,856
Surya Citra Media Tbk PT	555,000	122,326
TEGNA, Inc.	34,716	889,771
Telenet Group Holding NV (I)	8,712	492,008
The EW Scripps Company, Class A (I)	10,143	233,593
The Interpublic Group of Companies, Inc.	64,989	1,566,235
The New York Times Company, Class A	50,859	732,370
The Walt Disney Company	239,643	26,382,298
Time Warner, Inc.	126,237	12,397,736
Time, Inc.	41,540	729,027

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Toho Company, Ltd.	16,800	$476,062
tronc, Inc. (I)(L)	4,593	67,058
Twenty-First Century Fox, Inc., Class A	173,144	5,180,468
Twenty-First Century Fox, Inc., Class B	79,895	2,344,918
Viacom, Inc., Class B	56,805	2,468,177
Vivendi SA	140,282	2,469,982
World Wrestling Entertainment, Inc., Class A (L)	6,152	129,069
WPP PLC	202,320	4,759,862
		147,827,630
Multiline retail – 0.5%
Big Lots, Inc. (L)	18,362	942,705
Canadian Tire Corp., Ltd., Class A	10,525	1,206,865
Dillard’s, Inc., Class A	7,023	382,894
Dollar General Corp.	52,695	3,847,789
Dollar Tree, Inc. (I)	48,956	3,753,946
Dollarama, Inc.	17,043	1,312,421
Don Quijote Holdings Company, Ltd.	17,700	627,390
El Puerto de Liverpool SAB de CV	31,475	218,883
Fred’s, Inc., Class A (L)	6,077	107,745
Harvey Norman Holdings, Ltd.	99,072	391,167
Hyundai Department Store Company, Ltd.	2,009	176,592
Isetan Mitsukoshi Holdings, Ltd.	50,140	642,141
J Front Retailing Company, Ltd.	36,500	560,863
J.C. Penney Company, Inc. (I)(L)	75,895	481,174
Kohl’s Corp.	36,560	1,558,187
Lojas Americanas SA	38,203	164,411
Lojas Renner SA	136,760	1,119,663
Lotte Shopping Company, Ltd.	1,456	297,451
Macy’s, Inc.	63,405	2,106,314
Marks & Spencer Group PLC	254,394	1,056,078
Marui Group Company, Ltd.	30,900	426,911
Matahari Department Store Tbk PT	238,100	243,149
Next PLC	21,872	1,039,124
Nordstrom, Inc. (L)	24,098	1,124,413
Ollie’s Bargain Outlet Holdings, Inc. (I)	3,344	104,834
Robinson Department Store PCL	127,000	223,750
Ryohin Keikaku Company, Ltd.	3,600	761,276
SACI Falabella	93,980	760,228
Sears Holdings Corp. (I)(L)	2,186	17,138
Shinsegae, Inc.	975	171,978
Takashimaya Company, Ltd.	47,000	422,905
Target Corp.	116,531	6,848,527
Tuesday Morning Corp. (I)	8,033	29,320
Woolworths Holdings, Ltd.	86,614	461,958
		33,590,190
Specialty retail – 1.1%
Aaron’s, Inc.	26,593	725,457
ABC-Mart, Inc.	4,600	277,479
Abercrombie & Fitch Company, Class A	11,450	136,942
Advance Auto Parts, Inc.	6,384	999,798
America’s Car-Mart, Inc. (I)	1,368	43,571
American Eagle Outfitters, Inc.	69,788	1,106,140
Asbury Automotive Group, Inc. (I)	3,346	217,992
Ascena Retail Group, Inc. (I)	29,289	134,729
AutoNation, Inc. (I)	5,806	266,495
AutoZone, Inc. (I)	2,494	1,836,956
Barnes & Noble Education, Inc. (I)	6,936	66,586
Barnes & Noble, Inc.	10,576	103,645
Bed Bath & Beyond, Inc.	13,452	543,461
Best Buy Company, Inc.	23,772	1,049,058
Big 5 Sporting Goods Corp.	3,087	41,520
Boot Barn Holdings, Inc. (I)(L)	2,312	23,744
Build-A-Bear Workshop, Inc. (I)	2,463	22,290
COMMON STOCKS (continued)
Specialty retail (continued)
Cabela’s, Inc. (I)	12,643	$592,198
Caleres, Inc.	7,197	214,974
CarMax, Inc. (I)(L)	16,579	1,070,009
Chico’s FAS, Inc.	53,572	775,723
Citi Trends, Inc.	2,551	42,525
Conn’s, Inc. (I)(L)	3,556	33,960
CST Brands, Inc.	18,633	896,806
Destination XL Group, Inc. (I)	7,024	21,072
Dick’s Sporting Goods, Inc.	21,648	1,059,670
Dixons Carphone PLC	154,476	580,955
DSW, Inc., Class A	11,190	235,326
Dufry AG (I)	8,230	1,186,899
Express, Inc. (I)	12,462	140,073
Fast Retailing Company, Ltd.	8,000	2,529,497
Five Below, Inc. (I)	8,954	345,177
Foot Locker, Inc.	11,708	885,944
Francesca’s Holdings Corp. (I)	6,545	111,069
GameStop Corp., Class A (L)	25,079	612,931
Genesco, Inc. (I)	3,446	200,902
GNC Holdings, Inc., Class A (L)	11,559	95,940
GOME Electrical Appliances Holdings, Ltd.	1,046,795	145,607
Group 1 Automotive, Inc.	3,474	269,895
Guess?, Inc.	10,063	127,800
Haverty Furniture Companies, Inc.	3,231	74,959
Hennes & Mauritz AB, B Shares	150,764	3,974,949
Hibbett Sports, Inc. (I)(L)	3,814	112,513
Hikari Tsushin, Inc.	3,400	332,740
Home Product Center PCL	1,032,773	291,361
Hotai Motor Company, Ltd.	51,000	582,800
Hotel Shilla Company, Ltd.	4,407	198,994
Industria de Diseno Textil SA	181,684	5,822,220
Kingfisher PLC	349,411	1,425,208
Kirkland’s, Inc. (I)	2,681	30,295
L Brands, Inc.	20,924	1,101,021
Lithia Motors, Inc., Class A	3,959	378,758
Lowe’s Companies, Inc.	75,554	5,618,951
Lumber Liquidators Holdings, Inc. (I)(L)	4,419	78,349
MarineMax, Inc. (I)	4,281	96,323
Monro Muffler Brake, Inc.	5,251	301,933
Mr. Price Group, Ltd.	21,296	275,804
Murphy USA, Inc. (I)	8,932	568,968
Nitori Holdings Company, Ltd.	12,000	1,399,168
O’Reilly Automotive, Inc. (I)	8,199	2,227,750
Office Depot, Inc.	222,908	929,526
Party City Holdco, Inc. (I)(L)	4,701	67,929
Pier 1 Imports, Inc.	13,815	92,975
Rent-A-Center, Inc. (L)	8,923	77,362
RH (I)(L)	6,522	198,530
Ross Stores, Inc.	34,513	2,366,902
Sally Beauty Holdings, Inc. (I)	35,476	775,860
Select Comfort Corp. (I)	7,841	184,185
Shimamura Company, Ltd.	3,300	427,295
Shoe Carnival, Inc.	2,482	62,894
Signet Jewelers, Ltd.	6,098	387,772
Sonic Automotive, Inc., Class A	4,766	103,422
Sportsman’s Warehouse Holdings, Inc. (I)	4,499	21,820
Stage Stores, Inc. (L)	4,741	11,047
Staples, Inc.	57,005	512,475
Stein Mart, Inc.	5,923	21,323
Tailored Brands, Inc.	8,235	190,311
The Buckle, Inc. (L)	4,901	97,285
The Cato Corp., Class A	4,409	110,269
The Children’s Place, Inc.	3,112	315,246
The Finish Line, Inc., Class A	6,997	114,051
The Foschini Group, Ltd.	18,423	227,834

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Gap, Inc.	19,199	$476,519
The Home Depot, Inc.	105,766	15,326,551
The TJX Companies, Inc.	56,521	4,434,072
Tiffany & Company	9,281	852,645
Tile Shop Holdings, Inc. (I)	5,573	98,085
Tractor Supply Company	11,465	812,983
Truworths International, Ltd.	39,127	259,736
Ulta Salon Cosmetics & Fragrance, Inc. (I)	5,078	1,388,478
Urban Outfitters, Inc. (I)	7,904	205,741
USS Company, Ltd.	32,600	558,717
Vitamin Shoppe, Inc. (I)	4,092	87,160
West Marine, Inc. (I)	3,619	33,259
Williams-Sonoma, Inc.	20,050	974,230
Winmark Corp.	417	47,309
Yamada Denki Company, Ltd.	92,700	473,243
Zumiez, Inc. (I)	3,133	63,913
		78,052,833
Textiles, apparel and luxury goods – 1.1%
adidas AG	28,549	4,789,219
ANTA Sports Products, Ltd.	87,000	263,213
Asics Corp.	23,800	419,778
Belle International Holdings, Ltd.	531,888	366,205
Burberry Group PLC	69,675	1,491,869
Carter’s, Inc.	12,154	1,069,674
CCC SA	2,254	124,901
Christian Dior SE	7,483	1,586,546
Cie Financiere Richemont SA	94,173	6,936,704
Coach, Inc.	71,222	2,712,846
Columbia Sportswear Company	4,438	243,824
Crocs, Inc. (I)	12,651	84,129
Culp, Inc.	1,882	63,988
Deckers Outdoor Corp. (I)	13,289	702,058
Delta Apparel, Inc. (I)	1,334	23,358
Eclat Textile Company, Ltd.	39,720	397,342
Feng TAY Enterprise Company, Ltd.	67,968	288,301
Formosa Taffeta Company, Ltd.	155,000	157,218
Fossil Group, Inc. (I)(L)	17,380	328,656
G-III Apparel Group, Ltd. (I)	7,211	185,539
Gildan Activewear, Inc.	33,919	859,339
Hanesbrands, Inc. (L)	95,113	1,903,211
HengTen Networks Group, Ltd. (I)	1,860,000	45,778
Hermes International (L)	3,557	1,554,261
HUGO BOSS AG	9,964	685,197
Iconix Brand Group, Inc. (I)	7,547	58,187
Kate Spade & Company (I)	31,542	752,592
Kering	10,436	2,539,271
Li & Fung, Ltd.	783,200	348,909
LPP SA	117	162,826
Luxottica Group SpA	29,044	1,531,999
LVMH Moet Hennessy Louis Vuitton SE	38,206	7,674,838
Michael Kors Holdings, Ltd. (I)	41,405	1,511,283
Movado Group, Inc.	2,676	64,893
NIKE, Inc., Class B	337,451	19,288,699
Oxford Industries, Inc.	2,522	141,762
Pandora A/S	20,513	2,334,910
Pegas Nonwovens SA	553	18,102
Perry Ellis International, Inc. (I)	2,132	49,654
Pou Chen Corp.	456,000	618,841
PVH Corp.	20,193	1,849,679
Ralph Lauren Corp.	14,199	1,126,407
Ruentex Industries, Ltd.	115,000	217,933
Sequential Brands Group, Inc. (I)(L)	7,267	28,559
Shenzhou International Group Holdings, Ltd.	45,000	268,676
Skechers U.S.A., Inc., Class A (I)	32,823	842,566
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd. (I)	10,214	$381,493
Superior Uniform Group, Inc.	1,554	28,469
The Swatch Group AG	9,077	588,088
The Swatch Group AG, Bearer Shares	5,549	1,845,701
Under Armour, Inc., Class A (I)(L)	46,130	951,201
Under Armour, Inc., Class C (I)	47,676	884,867
Unifi, Inc. (I)	2,648	72,264
Vera Bradley, Inc. (I)	3,802	39,769
VF Corp.	83,532	4,381,253
Vince Holding Corp. (I)	3,790	6,633
Wolverine World Wide, Inc.	16,109	405,464
Yue Yuen Industrial Holdings, Ltd.	96,500	359,064
		78,658,006
		723,199,039
Consumer staples – 8.4%
Beverages – 1.7%
AMBEV SA	1,007,105	5,762,373
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,065	185,157
Anheuser-Busch InBev SA	129,192	14,131,874
Arca Continental SAB de CV	69,100	387,777
Asahi Group Holdings, Ltd.	58,500	2,068,081
Brown-Forman Corp., Class B	30,117	1,468,505
Carlsberg A/S, Class B	19,644	1,724,203
China Resources Beer Holdings Company, Ltd. (I)	140,855	319,735
Cia Cervecerias Unidas SA	21,964	259,899
Coca-Cola Amatil, Ltd.	104,938	823,955
Coca-Cola Bottling Company Consolidated	810	139,377
Coca-Cola European Partners PLC	13,533	472,415
Coca-Cola Femsa SAB de CV, Series L	82,200	540,008
Coca-Cola HBC AG (I)	28,560	689,413
Coca-Cola Icecek AS	12,702	122,227
Constellation Brands, Inc., Class A	29,311	4,654,880
Craft Brew Alliance, Inc. (I)	2,361	34,707
Diageo PLC	396,506	11,179,430
Dr. Pepper Snapple Group, Inc.	30,316	2,832,727
Fomento Economico Mexicano SAB de CV	304,100	2,451,689
Heineken Holding NV	6,245	474,605
Heineken NV	14,455	1,193,799
Kirin Holdings Company, Ltd.	124,200	2,142,659
Lotte Chilsung Beverage Company, Ltd. (I)	82	109,378
MGP Ingredients, Inc.	2,126	94,033
Molson Coors Brewing Company, Class B	30,390	3,050,852
Monster Beverage Corp. (I)	66,850	2,770,264
National Beverage Corp. (L)	1,986	116,002
PepsiCo, Inc.	236,593	26,115,135
Pernod Ricard SA	28,941	3,312,143
Primo Water Corp. (I)	3,770	54,062
Remy Cointreau SA	2,924	259,945
Suntory Beverage & Food, Ltd.	20,500	860,263
The Boston Beer Company, Inc., Class A (I)(L)	3,682	584,149
The Coca-Cola Company	640,366	26,869,757
Treasury Wine Estates, Ltd.	132,566	1,211,093
Tsingtao Brewery Company, Ltd., H Shares	30,800	141,574
		119,608,145
Food and staples retailing – 1.6%
Aeon Company, Ltd.	97,400	1,452,221
Alimentation Couche-Tard, Inc., Class B	62,153	2,763,707
BGF retail Company, Ltd.	2,540	228,866
Bid Corp., Ltd.	29,614	593,036
BIM Birlesik Magazalar AS	35,716	513,446
Carrefour SA	77,926	1,861,562
Casey’s General Stores, Inc.	9,645	1,105,124

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Casino Guichard Perrachon SA	7,654	$404,857
Cencosud SA	221,211	654,745
Colruyt SA	11,172	523,813
Costco Wholesale Corp.	65,917	11,679,174
CP ALL PCL	1,263,700	2,170,614
CVS Health Corp.	160,779	12,955,572
Distribuidora Internacional de Alimentacion SA	103,749	575,050
Dongsuh Companies, Inc.	4,609	103,826
E-MART, Inc.	2,416	444,001
Empire Company, Ltd.	26,082	328,529
Eurocash SA	6,197	50,602
FamilyMart UNY Holdings Company, Ltd.	12,500	762,888
George Weston, Ltd.	7,963	667,280
GS Retail Company, Ltd.	3,560	165,413
ICA Gruppen AB	12,299	399,045
Ingles Markets, Inc., Class A	2,426	113,658
J Sainsbury PLC	257,236	853,893
Jeronimo Martins SGPS SA	38,407	617,954
Koninklijke Ahold Delhaize NV	81,367	1,732,066
Lawson, Inc.	9,500	655,648
Loblaw Companies, Ltd.	33,650	1,754,705
Massmart Holdings, Ltd.	11,058	126,359
METRO AG	26,938	834,824
Metro, Inc.	35,668	1,040,071
Natural Grocers by Vitamin Cottage, Inc. (I)(L)	1,936	23,368
Performance Food Group Company (I)	6,217	146,721
Pick n Pay Stores, Ltd.	31,871	168,635
President Chain Store Corp.	118,000	865,881
PriceSmart, Inc.	3,350	296,140
Raia Drogasil SA	48,986	933,880
Seven & i Holdings Company, Ltd.	113,700	4,452,516
Shoprite Holdings, Ltd.	37,648	543,293
Smart & Final Stores, Inc. (I)	4,034	56,274
SpartanNash Company	6,180	215,682
Sprouts Farmers Market, Inc. (I)	32,935	607,980
Sun Art Retail Group, Ltd.	204,500	197,143
Sundrug Company, Ltd.	5,400	355,524
SUPERVALU, Inc. (I)	44,577	168,501
Sysco Corp.	75,886	4,000,710
Tesco PLC (I)	1,284,341	3,001,299
The Andersons, Inc.	4,484	177,342
The Chefs’ Warehouse, Inc. (I)	3,445	48,230
The Jean Coutu Group PJC, Inc., Class A	12,853	193,153
The Kroger Company	142,318	4,525,712
The SPAR Group, Ltd.	17,491	237,890
Tsuruha Holdings, Inc.	5,500	508,862
United Natural Foods, Inc. (I)	20,740	892,857
Village Super Market, Inc., Class A	1,321	39,115
Wal-Mart de Mexico SAB de CV	863,200	1,679,871
Wal-Mart Stores, Inc.	227,047	16,104,444
Walgreens Boots Alliance, Inc.	129,013	11,144,143
Weis Markets, Inc.	1,559	93,540
Wesfarmers, Ltd.	204,139	6,681,678
Whole Foods Market, Inc.	47,690	1,462,652
WM Morrison Supermarkets PLC	346,611	1,041,592
Woolworths, Ltd.	231,949	4,577,822
		113,574,999
Food products – 2.1%
AdvancePierre Foods Holdings, Inc.	3,669	106,254
Ajinomoto Company, Inc.	82,400	1,670,607
Amplify Snack Brands, Inc. (I)(L)	4,890	48,998
Archer-Daniels-Midland Company	94,859	4,455,527
Aryzta AG (I)	15,620	505,244
Associated British Foods PLC	55,959	1,818,654
COMMON STOCKS (continued)
Food products (continued)
B&G Foods, Inc.	10,896	$463,080
Barry Callebaut AG (I)	385	498,017
BRF SA	129,810	1,691,453
Cal-Maine Foods, Inc.	5,179	196,543
Calavo Growers, Inc.	2,580	145,512
Calbee, Inc.	12,300	417,925
Campbell Soup Company	31,970	1,897,420
Charoen Pokphand Foods PCL	663,000	531,138
Charoen Pokphand Indonesia Tbk PT	703,803	163,553
China Huishan Dairy Holdings Company, Ltd. (L)	280,500	102,599
China Mengniu Dairy Company, Ltd.	230,996	454,153
Chocoladefabriken Lindt & Spruengli AG	181	1,026,397
Chocoladefabriken Lindt & Spruengli AG	18	1,165,997
CJ CheilJedang Corp.	1,043	336,004
Conagra Brands, Inc.	68,600	2,827,006
Danone SA	80,565	5,330,019
Darling Ingredients, Inc. (I)	27,466	357,333
Dean Foods Company	37,506	684,109
Farmer Brothers Company (I)	1,398	45,680
Felda Global Ventures Holdings BHD	80,500	34,014
Flowers Foods, Inc.	44,980	866,315
Fresh Del Monte Produce, Inc.	5,298	306,595
Freshpet, Inc. (I)(L)	4,184	42,258
General Mills, Inc.	97,570	5,890,301
Genting Plantations BHD	15,000	38,759
Golden Agri-Resources, Ltd.	528,140	142,954
Gruma SAB de CV, Class B	35,335	464,157
Grupo Bimbo SAB de CV, Series A	273,600	646,432
Grupo Lala SAB de CV	93,100	153,286
Hormel Foods Corp.	44,519	1,569,295
Indofood CBP Sukses Makmur Tbk PT	224,500	139,851
Indofood Sukses Makmur Tbk PT	420,317	255,101
Ingredion, Inc.	17,823	2,154,622
Inventure Foods, Inc. (I)	3,581	19,982
IOI Corp. BHD	143,400	151,025
J&J Snack Foods Corp.	2,508	335,570
JBS SA	153,481	576,182
John B. Sanfilippo & Son, Inc.	1,453	89,214
Kellogg Company	41,662	3,085,904
Kerry Group PLC, Class A (Irish Stock Exchange)	16,420	1,260,732
Kerry Group PLC, Class A (London Stock Exchange)	2,564	197,148
Kikkoman Corp.	22,000	663,018
Kuala Lumpur Kepong BHD	26,400	143,378
Lamb Weston Holdings, Inc.	34,144	1,338,103
Lancaster Colony Corp.	7,907	1,042,143
Landec Corp. (I)	4,803	60,518
Limoneira Company	2,227	40,910
Lotte Confectionery Company, Ltd. (I)	751	129,598
M Dias Branco SA	7,334	325,414
Marine Harvest ASA (I)	93,854	1,639,333
McCormick & Company, Inc.	18,896	1,859,744
Mead Johnson Nutrition Company	30,478	2,675,664
MEIJI Holdings Company, Ltd.	17,100	1,369,049
Mondelez International, Inc., Class A	254,738	11,188,093
Nestle SA	561,051	41,404,525
NH Foods, Ltd.	26,000	694,399
Nisshin Seifun Group, Inc.	29,100	438,315
Nissin Foods Holdings Company, Ltd.	8,800	492,952
Omega Protein Corp.	3,673	93,478
Orion Corp.	474	298,850
Orkla ASA	199,434	1,753,187
Ottogi Corp.	158	104,402

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Pioneer Foods Group, Ltd.	11,792	$147,286
Post Holdings, Inc. (I)	15,971	1,307,546
PPB Group BHD	29,600	110,388
Sanderson Farms, Inc.	3,312	314,772
Saputo, Inc.	39,604	1,359,990
Seaboard Corp.	44	159,828
Seneca Foods Corp., Class A (I)	1,153	43,295
Snyder’s-Lance, Inc.	34,491	1,365,154
Standard Foods Corp.	81,087	203,242
Tate & Lyle PLC	72,670	671,211
Thai Union Group PCL	495,400	287,497
The Hain Celestial Group, Inc. (I)	25,466	900,987
The Hershey Company	23,020	2,494,217
The J.M. Smucker Company	19,213	2,723,058
The Kraft Heinz Company	98,403	9,004,859
The WhiteWave Foods Company (I)	43,629	2,403,085
Tiger Brands, Ltd.	14,179	451,477
Tingyi Cayman Islands Holding Corp.	164,000	183,845
Tootsie Roll Industries, Inc. (L)	7,236	283,289
Toyo Suisan Kaisha, Ltd.	13,300	488,434
TreeHouse Foods, Inc. (I)(L)	13,966	1,188,227
Tyson Foods, Inc., Class A	47,959	3,000,315
Ulker Biskuvi Sanayi AS	27,863	141,095
Uni-President Enterprises Corp.	999,943	1,775,800
Universal Robina Corp.	123,530	393,372
Want Want China Holdings, Ltd.	467,000	300,427
WH Group, Ltd. (S)	1,057,000	825,234
Wilmar International, Ltd.	130,700	338,897
Yakult Honsha Company, Ltd.	13,100	716,240
Yamazaki Baking Company, Ltd.	19,400	389,559
		147,086,618
Household products – 1.2%
Central Garden & Pet Company (I)	2,283	77,051
Central Garden & Pet Company, Class A (I)	4,998	159,686
Church & Dwight Company, Inc.	45,912	2,288,254
Colgate-Palmolive Company	157,833	11,518,652
Energizer Holdings, Inc.	15,198	833,762
Henkel AG & Company KGaA	15,476	1,669,948
HRG Group, Inc. (I)	19,780	363,556
Kimberly-Clark Corp.	63,612	8,431,771
Kimberly-Clark de Mexico SAB de CV, Series A	251,000	474,103
Lion Corp.	37,000	639,426
Oil-Dri Corp. of America	916	32,316
Orchids Paper Products Company (L)	1,655	47,184
Reckitt Benckiser Group PLC	99,507	9,035,202
Svenska Cellulosa AB SCA, B Shares	96,040	2,945,936
The Clorox Company	22,862	3,127,750
The Procter & Gamble Company	475,269	43,282,748
Unicharm Corp.	60,400	1,359,132
Unilever Indonesia Tbk PT	144,345	456,155
WD-40 Company	2,324	255,408
		86,998,040
Personal products – 0.5%
Amorepacific Corp.	4,080	1,085,514
AMOREPACIFIC Group	3,587	412,266
Avon Products, Inc. (I)	181,305	797,742
Beiersdorf AG	14,955	1,363,658
Coty, Inc., Class A	83,357	1,565,444
Edgewell Personal Care Company (I)	14,256	1,052,663
Hengan International Group Company, Ltd.	59,500	507,845
Inter Parfums, Inc.	2,965	102,589
Kao Corp.	76,100	3,930,930
Kose Corp.	4,600	394,613
COMMON STOCKS (continued)
Personal products (continued)
L’Oreal SA	34,377	$6,400,096
LG Household & Health Care, Ltd.	1,187	921,174
Lifevantage Corp. (I)(L)	2,571	14,243
Medifast, Inc.	1,733	77,708
Natura Cosmeticos SA	36,740	302,102
Natural Health Trends Corp. (L)	1,356	37,683
Nature’s Sunshine Products, Inc.	1,656	18,878
Nutraceutical International Corp.	1,492	50,280
Pola Orbis Holdings, Inc.	3,600	344,077
Revlon, Inc., Class A (I)	2,058	69,149
Shiseido Company, Ltd.	58,000	1,525,742
The Estee Lauder Companies, Inc., Class A	39,464	3,269,592
Unilever NV	103,289	4,889,503
Unilever PLC	202,054	9,585,750
USANA Health Sciences, Inc. (I)	1,764	102,400
		38,821,641
Tobacco – 1.3%
Alliance One International, Inc. (I)	1,490	21,382
Altria Group, Inc.	321,750	24,105,510
British American Tobacco Malaysia BHD	9,098	99,374
British American Tobacco PLC	293,709	18,551,994
Gudang Garam Tbk PT	45,882	226,170
Hanjaya Mandala Sampoerna Tbk PT	881,700	255,411
Imperial Brands PLC	150,937	7,105,396
Japan Tobacco, Inc.	166,200	5,560,256
KT&G Corp.	14,727	1,333,336
Philip Morris International, Inc.	255,920	27,984,852
Reynolds American, Inc.	136,421	8,399,441
Swedish Match AB	29,026	903,027
Universal Corp.	3,720	251,844
Vector Group, Ltd.	15,452	351,997
		95,149,990
		601,239,433
Energy – 6.8%
Energy equipment and services – 0.9%
Archrock, Inc.	11,745	160,319
Atwood Oceanics, Inc. (I)(L)	10,196	107,160
Baker Hughes, Inc.	94,444	5,693,084
Bristow Group, Inc.	5,772	90,678
CARBO Ceramics, Inc. (I)(L)	3,431	44,020
China Oilfield Services, Ltd., H Shares	156,000	155,381
Dawson Geophysical Company (I)	4,130	31,884
Diamond Offshore Drilling, Inc. (I)(L)	15,871	267,268
Dril-Quip, Inc. (I)	9,251	567,549
Ensco PLC, Class A	74,621	726,809
Era Group, Inc. (I)	3,672	50,600
Exterran Corp. (I)	5,369	163,432
Fairmount Santrol Holdings, Inc. (I)	13,291	125,999
Forum Energy Technologies, Inc. (I)	10,062	218,345
Geospace Technologies Corp. (I)	2,382	39,327
Halliburton Company	193,202	10,328,579
Helix Energy Solutions Group, Inc. (I)	18,960	156,610
Helmerich & Payne, Inc. (L)	24,239	1,657,220
Hornbeck Offshore Services, Inc. (I)(L)	5,825	26,154
Independence Contract Drilling, Inc. (I)	5,420	32,249
Matrix Service Company (I)	4,630	75,006
McDermott International, Inc. (I)	40,324	296,785
Nabors Industries, Ltd.	69,772	1,021,462
National Oilwell Varco, Inc.	84,327	3,408,497
Natural Gas Services Group, Inc. (I)	2,197	57,232
Newpark Resources, Inc. (I)	14,339	110,410
Noble Corp. PLC (L)	59,877	399,978
Oceaneering International, Inc.	24,141	683,673

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Oil States International, Inc. (I)	21,177	$779,314
Parker Drilling Company (I)	21,728	41,283
Patterson-UTI Energy, Inc.	40,350	1,114,467
Petrofac, Ltd.	41,276	457,219
PHI, Inc. (I)	2,326	33,704
Pioneer Energy Services Corp. (I)	10,999	57,745
RigNet, Inc. (I)	2,405	42,448
Rowan Companies PLC, Class A (I)	30,880	559,546
Saipem SpA (I)	1,054,421	481,366
Sapurakencana Petroleum BHD (I)	232,989	99,566
Schlumberger, Ltd.	310,969	24,989,469
SEACOR Holdings, Inc. (I)	2,683	184,725
Seadrill, Ltd. (I)(L)	63,458	111,052
Superior Energy Services, Inc. (I)	37,354	616,341
TechnipFMC PLC (I)	29,866	963,281
TechnipFMC PLC (I)	105,040	3,394,893
Tenaris SA	80,287	1,314,669
Tesco Corp. (I)	8,231	68,729
TETRA Technologies, Inc. (I)	15,827	71,063
Transocean, Ltd. (I)(L)	87,072	1,203,335
U.S. Silica Holdings, Inc.	10,692	540,694
Unit Corp. (I)	8,508	230,907
		64,051,526
Oil, gas and consumable fuels – 5.9%
Abraxas Petroleum Corp. (I)	21,998	46,636
Adaro Energy Tbk PT	1,393,345	176,624
Alon USA Energy, Inc.	5,372	65,324
AltaGas, Ltd. (L)	25,421	593,323
Anadarko Petroleum Corp.	124,906	8,075,173
Apache Corp.	84,786	4,458,896
ARC Resources, Ltd.	51,755	771,532
Ardmore Shipping Corp. (L)	4,942	33,853
Banpu PCL	421,100	236,211
Bill Barrett Corp. (I)	8,446	46,537
BP PLC	2,958,205	16,680,325
Cabot Oil & Gas Corp.	104,330	2,284,827
California Resources Corp. (I)(L)	6,452	115,297
Callon Petroleum Company (I)	24,340	307,171
Caltex Australia, Ltd.	46,244	997,364
Cameco Corp.	59,022	653,233
Canadian Natural Resources, Ltd.	161,566	4,633,375
Carrizo Oil & Gas, Inc. (I)	9,372	305,059
Cenovus Energy, Inc.	123,278	1,559,306
Chesapeake Energy Corp. (I)(L)	167,249	911,507
Chevron Corp.	421,897	47,463,413
China Coal Energy Company, Ltd., H Shares (I)	177,995	94,134
China Petroleum & Chemical Corp., H Shares	2,149,639	1,666,279
China Shenhua Energy Company, Ltd., H Shares	287,000	600,536
Cimarex Energy Company	21,216	2,667,276
Clayton Williams Energy, Inc. (I)(L)	1,004	135,891
Clean Energy Fuels Corp. (I)	15,606	38,235
CNOOC, Ltd.	1,497,716	1,771,785
Cobalt International Energy, Inc. (I)	69,539	49,373
Concho Resources, Inc. (I)	32,647	4,324,095
ConocoPhillips	276,930	13,173,560
CONSOL Energy, Inc. (I)	43,491	677,155
Contango Oil & Gas Company (I)	4,093	30,370
Cosan SA Industria e Comercio	25,994	332,279
Crescent Point Energy Corp.	81,365	895,003
CVR Energy, Inc. (L)	2,723	62,411
Delek US Holdings, Inc.	10,353	249,197
Denbury Resources, Inc. (I)(L)	157,326	426,353
Devon Energy Corp.	117,039	5,074,811
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	15,848	$73,376
Dorian LPG, Ltd. (I)	4,363	41,099
Eclipse Resources Corp. (I)	10,752	23,224
Ecopetrol SA (I)	898,406	404,964
Empresas COPEC SA	69,228	720,172
Enagas SA	36,977	907,199
Enbridge, Inc. (L)	136,927	5,762,851
Encana Corp.	140,873	1,561,249
Energen Corp. (I)	23,897	1,254,593
Energy Absolute PCL	282,400	202,067
Eni SpA	438,642	6,767,030
EOG Resources, Inc.	128,821	12,494,349
EP Energy Corp., Class A (I)(L)	6,530	30,822
EQT Corp.	38,700	2,317,743
Evolution Petroleum Corp.	4,681	40,959
EXCO Resources, Inc. (I)	25,797	14,369
Exxaro Resources, Ltd.	14,452	118,774
Exxon Mobil Corp.	926,807	75,367,945
Formosa Petrochemical Corp.	236,000	820,998
Frontline, Ltd. (L)	10,960	75,734
Galp Energia SGPS SA	77,006	1,133,450
GasLog, Ltd. (L)	6,845	105,755
Gener8 Maritime, Inc. (I)	7,456	36,385
Golar LNG, Ltd. (L)	14,807	404,379
Green Plains, Inc.	6,010	150,551
Grupa Lotos SA (I)	5,694	68,066
GS Holdings Corp.	6,176	302,668
Gulfport Energy Corp. (I)	38,022	659,301
Hess Corp.	59,608	3,066,236
HollyFrontier Corp.	43,279	1,267,209
Husky Energy, Inc. (I)	52,797	628,062
Idemitsu Kosan Company, Ltd.	12,700	409,214
Imperial Oil, Ltd.	44,928	1,403,450
Inpex Corp.	141,400	1,405,967
Inter Pipeline, Ltd.	54,428	1,141,259
International Seaways, Inc. (I)	2,395	44,906
IRPC PCL, Foreign Shares	2,465,200	349,685
Jones Energy, Inc., Class A (I)(L)	9,926	31,763
JX Holdings, Inc.	321,000	1,530,245
Keyera Corp.	27,489	809,437
Kinder Morgan, Inc.	429,029	9,142,608
Koninklijke Vopak NV	4,178	176,938
Kunlun Energy Company, Ltd.	246,000	213,720
Lundin Petroleum AB (I)	28,755	588,576
Marathon Oil Corp.	189,253	3,028,048
Marathon Petroleum Corp.	117,939	5,849,774
Matador Resources Company (I)	13,938	335,488
MOL Hungarian Oil and Gas PLC	5,709	391,405
Murphy Oil Corp.	36,292	1,026,701
Navios Maritime Acquisition Corp.	15,007	27,613
Neste OYJ	7,316	254,646
Newfield Exploration Company (I)	43,657	1,591,734
Noble Energy, Inc.	95,731	3,485,566
Nordic American Tankers, Ltd. (L)	16,329	129,652
Oasis Petroleum, Inc. (I)	39,062	553,118
Occidental Petroleum Corp.	170,796	11,195,678
Oil Search, Ltd.	246,078	1,314,211
OMV AG	23,920	914,349
ONEOK, Inc. (L)	47,027	2,541,809
Origin Energy, Ltd. (I)	319,306	1,598,505
Overseas Shipholding Group, Inc., Class A	7,253	36,265
Pacific Ethanol, Inc. (I)	5,027	39,462
Panhandle Oil and Gas, Inc., Class A	2,763	54,431
Par Pacific Holdings, Inc. (I)(L)	5,256	76,738

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (I)	9,356	$632,372
Pembina Pipeline Corp.	58,828	1,900,992
PetroChina Company, Ltd., H Shares	1,779,739	1,351,854
Petroleo Brasileiro SA (I)	636,907	3,252,370
Petronas Dagangan BHD	7,400	40,780
Peyto Exploration & Development Corp. (L)	24,296	497,188
Phillips 66	98,899	7,732,913
Pioneer Natural Resources Company	37,923	7,052,540
Polski Koncern Naftowy ORLEN SA	26,280	608,540
Polskie Gornictwo Naftowe i Gazownictwo SA	150,536	231,263
PrairieSky Royalty, Ltd. (L)	30,352	709,783
PTT Exploration & Production PCL	353,900	941,754
PTT PCL	294,900	3,353,513
QEP Resources, Inc. (I)	58,973	811,468
Range Resources Corp.	41,882	1,156,781
Reliance Industries, Ltd., GDR (S)	14,767	544,902
Renewable Energy Group, Inc. (I)	6,695	59,586
Repsol SA	187,987	2,780,948
REX American Resources Corp. (I)	933	77,644
Ring Energy, Inc. (I)	6,336	78,313
Royal Dutch Shell PLC, A Shares	680,264	17,603,715
Royal Dutch Shell PLC, B Shares	590,762	15,991,095
RSP Permian, Inc. (I)	16,424	648,584
S-Oil Corp.	5,592	426,872
Sanchez Energy Corp. (I)(L)	9,496	109,204
Santos, Ltd. (I)	332,209	965,730
Scorpio Tankers, Inc.	27,696	106,630
SemGroup Corp., Class A	11,056	388,618
Seven Generations Energy, Ltd., Class A (I)	36,792	681,713
Ship Finance International, Ltd. (L)	9,551	140,877
Showa Shell Sekiyu KK	27,100	273,275
SK Innovation Company, Ltd.	8,189	1,116,997
SM Energy Company	23,780	586,177
Snam SpA	414,242	1,649,567
Southwestern Energy Company (I)	109,864	825,079
Statoil ASA (L)	275,785	4,862,420
Suncor Energy, Inc.	244,179	7,601,868
Synergy Resources Corp. (I)(L)	31,269	255,468
Teekay Corp.	8,525	83,716
Teekay Tankers, Ltd., Class A	20,421	47,785
Tesoro Corp.	26,285	2,239,219
Thai Oil PCL	203,300	437,679
The Williams Companies, Inc.	182,264	5,165,362
TonenGeneral Sekiyu KK	43,000	515,426
TOTAL SA	307,533	15,344,647
Tourmaline Oil Corp. (I)	32,141	711,448
TransCanada Corp.	125,553	5,771,922
Tupras Turkiye Petrol Rafinerileri AS	19,840	463,416
Ultrapar Participacoes SA	76,222	1,597,122
United Tractors Tbk PT	159,837	295,190
Valero Energy Corp.	101,161	6,873,890
Veresen, Inc.	47,991	488,510
Vermilion Energy, Inc.	17,615	669,879
Western Refining, Inc.	32,977	1,204,320
Westmoreland Coal Company (I)	3,256	47,017
Woodside Petroleum, Ltd.	136,727	3,279,664
World Fuel Services Corp.	17,346	627,405
WPX Energy, Inc. (I)	95,875	1,236,788
Yanzhou Coal Mining Company, Ltd., H Shares	161,210	129,494
		426,477,561
		490,529,087
COMMON STOCKS (continued)
Financials – 18.7%
Banks – 10.6%
1st Source Corp.	2,643	$123,455
ABN AMRO Group NV (S)	17,873	409,523
Access National Corp. (L)	1,649	45,529
ACNB Corp.	1,637	47,473
Agricultural Bank of China, Ltd., H Shares	2,053,700	946,575
Akbank TAS	370,645	883,067
Alior Bank SA (I)	6,769	108,874
Allegiance Bancshares, Inc. (I)	2,093	77,232
Alliance Financial Group BHD	59,840	51,329
Ameris Bancorp	5,774	278,884
AMMB Holdings BHD	109,300	113,901
Aozora Bank, Ltd.	178,000	667,620
Arrow Financial Corp.	2,082	72,662
Associated Banc-Corp.	36,452	938,639
Atlantic Capital Bancshares, Inc. (I)	3,435	61,830
Australia & New Zealand Banking Group, Ltd.	531,242	12,573,513
Banc of California, Inc. (L)	8,078	157,117
BancFirst Corp.	1,273	121,381
Banco Bilbao Vizcaya Argentaria SA	1,096,893	7,146,222
Banco Bradesco SA	177,036	1,847,720
Banco de Chile	3,465,295	421,283
Banco de Credito e Inversiones	5,675	307,019
Banco de Sabadell SA	882,614	1,295,604
Banco do Brasil SA	184,491	1,953,807
Banco Espirito Santo SA (I)	322,715	97
Banco Latinoamericano de Comercio Exterior SA	5,002	140,706
Banco Popular Espanol SA (I)	563,007	497,595
Banco Santander Brasil SA	89,726	987,002
Banco Santander Chile	10,170,386	557,722
Banco Santander SA	2,433,799	13,236,389
BancorpSouth, Inc.	35,292	1,094,052
Bangkok Bank PCL, Foreign Shares	61,561	339,774
Bank Central Asia Tbk PT	1,166,830	1,349,478
Bank Danamon Indonesia Tbk PT	319,801	118,549
Bank Handlowy w Warszawie SA	2,378	46,098
Bank Hapoalim BM	48,165	296,893
Bank Leumi Le-Israel BM (I)	59,694	261,725
Bank Mandiri Persero Tbk PT	887,528	749,171
Bank Millennium SA (I)	47,447	79,589
Bank Negara Indonesia Persero Tbk PT	699,853	327,159
Bank of America Corp.	2,457,529	60,651,816
Bank of China, Ltd., H Shares	6,698,321	3,389,150
Bank of Communications Company, Ltd., H Shares	736,076	586,682
Bank of East Asia, Ltd.	157,293	649,841
Bank of Hawaii Corp.	10,510	887,675
Bank of Ireland (I)	3,318,020	786,548
Bank of Marin Bancorp	1,165	79,803
Bank of Montreal	95,357	7,236,133
Bank of Queensland, Ltd.	68,676	623,247
Bank of the Ozarks, Inc.	37,161	2,033,822
Bank of the Philippine Islands	90,800	169,837
Bank Pekao SA	12,877	442,848
Bank Rakyat Indonesia Persero Tbk PT	1,054,777	943,050
Bank Zachodni WBK SA	2,950	254,665
Bankia SA	771,750	760,782
Bankinter SA	109,465	843,392
Bankwell Financial Group, Inc.	1,344	44,150
Banner Corp.	5,026	292,111
Bar Harbor Bankshares	836	35,622
Barclays Africa Group, Ltd.	37,097	429,314

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Barclays PLC	2,667,893	$7,498,599
BB&T Corp.	197,072	9,502,812
BDO Unibank, Inc.	281,280	646,186
Bendigo and Adelaide Bank, Ltd.	84,729	793,092
Berkshire Hills Bancorp, Inc.	5,073	179,331
Blue Hills Bancorp, Inc.	4,452	81,694
BNC Bancorp	6,935	249,313
BNK Financial Group, Inc.	30,945	237,465
BNP Paribas SA	144,994	8,483,658
BOC Hong Kong Holdings, Ltd.	491,000	1,939,653
Boston Private Financial Holdings, Inc.	13,611	234,109
Bridge Bancorp, Inc.	2,983	106,344
Brookline Bancorp, Inc.	11,782	186,745
Bryn Mawr Bank Corp.	3,002	123,232
C&F Financial Corp.	727	34,533
CaixaBank SA	550,099	1,916,980
Camden National Corp.	2,745	116,553
Canadian Imperial Bank of Commerce	58,658	5,149,909
Capital Bank Financial Corp., Class A	4,009	163,567
Capitec Bank Holdings, Ltd.	3,400	187,691
Cardinal Financial Corp.	5,301	165,603
Carolina Financial Corp.	2,065	61,991
Cascade Bancorp (I)	6,028	49,731
Cathay General Bancorp	30,640	1,203,539
CenterState Banks, Inc.	7,740	191,255
Central Pacific Financial Corp.	5,052	159,542
Central Valley Community Bancorp	1,932	39,683
Chang Hwa Commercial Bank, Ltd.	959,249	572,944
Chemical Financial Corp.	28,326	1,508,926
Chemung Financial Corp.	741	26,861
China CITIC Bank Corp., Ltd., H Shares	734,500	504,231
China Construction Bank Corp., H Shares	7,112,196	5,855,763
China Development Financial Holdings Corp.	2,767,000	728,905
China Everbright Bank Company, Ltd., H Shares	267,900	135,634
China Merchants Bank Company, Ltd., H Shares	330,255	878,196
China Minsheng Banking Corp., Ltd., H Shares	487,500	555,964
Chongqing Rural Commercial Bank Company, Ltd., H Shares	218,000	153,030
CIMB Group Holdings BHD	192,700	215,540
Citigroup, Inc.	693,022	41,449,646
Citizens & Northern Corp.	2,502	58,722
Citizens Financial Group, Inc.	124,706	4,660,263
City Holding Company	2,442	159,951
CNB Financial Corp.	2,742	65,890
CoBiz Financial, Inc.	6,616	112,803
Codorus Valley Bancorp, Inc.	1,757	45,700
Columbia Banking System, Inc.	9,756	389,167
Comerica, Inc.	41,735	2,974,871
Commerce Bancshares, Inc.	21,472	1,267,277
Commerzbank AG	161,301	1,229,591
Commonwealth Bank of Australia	310,953	19,608,293
Community Bank Systems, Inc.	7,125	423,296
Community Trust Bancorp, Inc.	2,677	122,874
Concordia Financial Group, Ltd.	176,500	939,733
ConnectOne Bancorp, Inc.	4,929	123,718
County Bancorp, Inc.	1,362	36,720
Credicorp, Ltd.	7,800	1,284,036
Credit Agricole SA	155,206	1,877,411
CTBC Financial Holding Company, Ltd.	3,634,090	2,168,759
CU Bancorp (I)	3,017	118,568
Cullen/Frost Bankers, Inc.	13,794	1,275,531
Customers Bancorp, Inc. (I)	4,040	138,693
CVB Financial Corp.	17,039	404,676
COMMON STOCKS (continued)
Banks (continued)
Danske Bank A/S	126,231	$4,207,427
DBS Group Holdings, Ltd.	115,672	1,544,804
DGB Financial Group, Inc.	22,331	205,290
DNB ASA	239,973	3,934,495
E.Sun Financial Holding Company, Ltd.	1,609,652	977,134
Eagle Bancorp, Inc. (I)	5,154	320,837
East West Bancorp, Inc.	35,488	1,920,611
Enterprise Financial Services Corp.	3,287	144,464
Equity Bancshares, Inc., Class A (I)	1,184	38,527
Erste Group Bank AG	48,955	1,423,811
Farmers Capital Bank Corp.	1,536	59,674
Farmers National Banc Corp.	4,641	64,046
FCB Financial Holdings, Inc., Class A (I)	5,005	243,243
Fidelity Southern Corp.	3,693	87,044
Fifth Third Bancorp	183,903	5,046,298
Financial Institutions, Inc.	2,566	87,757
First BanCorp (I)	19,766	126,107
First Bancorp	3,544	106,497
First Busey Corp.	5,231	161,743
First Business Financial Services, Inc.	1,656	41,764
First Citizens BancShares, Inc., Class A	1,250	445,363
First Commonwealth Financial Corp.	14,738	205,300
First Community Bancshares, Inc.	2,901	78,385
First Connecticut Bancorp, Inc.	2,934	70,856
First Financial Bancorp	10,381	288,073
First Financial Bankshares, Inc. (L)	10,721	471,724
First Financial Corp.	1,847	85,793
First Financial Holding Company, Ltd.	1,937,445	1,143,690
First Financial Northwest, Inc.	1,878	38,217
First Foundation, Inc. (I)	5,114	83,870
First Horizon National Corp.	57,416	1,144,875
First Internet Bancorp	1,272	39,114
First Interstate BancSystem, Inc., Class A	3,288	144,179
First Merchants Corp.	6,761	271,251
First Mid-Illinois Bancshares, Inc.	1,611	53,292
First Midwest Bancorp, Inc.	13,537	330,709
First Northwest Bancorp (I)	2,474	38,199
Flushing Financial Corp.	4,629	129,334
FNB Corp.	85,940	1,338,086
Franklin Financial Network, Inc. (I)	1,679	66,153
Fukuoka Financial Group, Inc.	115,000	536,698
Fulton Financial Corp.	71,180	1,361,318
German American Bancorp, Inc.	2,469	117,154
Glacier Bancorp, Inc.	12,761	471,136
Great Southern Bancorp, Inc.	2,006	100,400
Great Western Bancorp, Inc.	9,792	418,510
Green Bancorp, Inc. (I)	3,862	65,847
Grupo Financiero Banorte SAB de CV, Series O	412,800	2,054,189
Grupo Financiero Inbursa SAB de CV, Series O	384,100	550,776
Grupo Financiero Santander Mexico SAB de CV, Class B	304,800	456,787
Guaranty Bancorp	2,852	70,587
Hana Financial Group, Inc.	37,552	1,169,806
Hancock Holding Company	33,280	1,579,136
Hang Seng Bank, Ltd.	98,800	2,024,625
Hanmi Financial Corp.	5,265	175,851
HarborOne Bancorp, Inc. (I)	2,721	53,713
Heartland Financial USA, Inc.	3,681	182,394
Heritage Commerce Corp.	4,983	70,759
Heritage Financial Corp.	5,249	131,225
Heritage Oaks Bancorp	5,306	73,011
Hilltop Holdings, Inc.	12,471	353,927
Home BancShares, Inc.	20,234	569,385
HomeTrust Bancshares, Inc. (I)	3,152	75,648
Hong Leong Bank BHD	30,500	93,190

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hong Leong Financial Group BHD	13,200	$44,746
Hope Bancorp, Inc.	21,534	460,828
Horizon Bancorp	3,432	89,026
HSBC Holdings PLC	3,134,055	25,172,991
Hua Nan Financial Holdings Company, Ltd.	1,498,080	823,952
Huntington Bancshares, Inc.	264,045	3,733,596
IBERIABANK Corp.	6,798	576,131
Independent Bank Corp. (MA)	4,377	284,505
Independent Bank Corp. (MI)	3,602	77,083
Independent Bank Group, Inc.	1,895	119,954
Industrial & Commercial Bank of China, Ltd., H Shares	6,232,270	4,083,744
Industrial Bank of Korea (I)	30,803	336,253
ING Groep NV (I)	246,059	3,389,853
International Bancshares Corp.	23,532	895,393
Intesa Sanpaolo SpA	2,198,971	5,120,061
Intesa Sanpaolo SpA	153,475	341,156
Investors Bancorp, Inc.	48,448	708,794
Itau CorpBanca	21,086,134	169,881
Japan Post Bank Company, Ltd.	61,200	766,821
JPMorgan Chase & Co.	870,278	78,864,592
Kasikornbank PCL	449,359	2,447,281
KB Financial Group, Inc.	50,279	2,075,511
KBC Groep NV	42,514	2,601,776
KeyCorp	263,530	4,946,458
Komercni Banka AS	8,651	310,981
Krung Thai Bank PCL	956,700	536,582
Kyushu Financial Group, Inc.	54,300	371,614
Lakeland Bancorp, Inc.	6,672	131,438
Lakeland Financial Corp.	4,033	183,058
LegacyTexas Financial Group, Inc.	7,401	315,209
Live Oak Bancshares, Inc. (L)	3,539	81,220
Lloyds Banking Group PLC	10,114,632	8,622,851
M&T Bank Corp.	37,718	6,297,774
Macatawa Bank Corp.	5,449	55,144
MainSource Financial Group, Inc.	4,035	138,199
Malayan Banking BHD	211,533	409,481
MB Financial, Inc.	30,077	1,354,067
mBank SA (I)	1,157	112,752
MBT Financial Corp.	3,450	36,570
Mebuki Financial Group, Inc.	141,000	620,930
Mediobanca SpA	96,453	773,045
Mega Financial Holding Company, Ltd.	2,245,575	1,747,818
Mercantile Bank Corp.	2,968	99,250
Merchants Bancshares, Inc.	1,134	58,344
Metropolitan Bank & Trust Company	84,980	136,996
Middleburg Financial Corp.	1,098	39,210
Midland States Bancorp, Inc.	892	31,363
Mitsubishi UFJ Financial Group, Inc.	1,926,700	12,746,598
Mizrahi Tefahot Bank, Ltd.	5,366	89,581
Mizuho Financial Group, Inc.	3,643,800	6,799,788
Moneta Money Bank AS (I)(S)	46,300	154,793
MutualFirst Financial, Inc.	1,224	38,740
National Australia Bank, Ltd.	482,084	11,824,573
National Bank Holdings Corp., Class A	4,038	133,214
National Bank of Canada	50,977	2,175,408
National Bankshares, Inc. (L)	1,450	54,955
National Commerce Corp. (I)	1,761	65,949
Natixis SA	130,371	711,787
NBT Bancorp, Inc.	7,176	289,767
Nedbank Group, Ltd.	17,394	324,332
Nicolet Bankshares, Inc. (I)	1,535	74,816
Nordea Bank AB	482,427	5,640,502
Northrim BanCorp, Inc.	1,425	41,539
OFG Bancorp	7,326	94,505
COMMON STOCKS (continued)
Banks (continued)
Old Line Bancshares, Inc.	1,903	$53,379
Old National Bancorp	22,200	407,370
Old Second Bancorp, Inc.	5,687	62,273
Opus Bank	2,975	64,260
OTP Bank PLC	39,939	1,159,512
Oversea-Chinese Banking Corp., Ltd.	203,564	1,372,899
Pacific Continental Corp.	3,878	97,532
Pacific Mercantile Bancorp (I)	3,439	25,277
Pacific Premier Bancorp, Inc. (I)	4,601	184,040
PacWest Bancorp	29,610	1,631,511
Park National Corp.	2,227	239,291
Park Sterling Corp.	9,299	110,286
Peapack Gladstone Financial Corp.	2,816	88,253
Penns Woods Bancorp, Inc. (L)	1,097	52,162
People’s United Financial, Inc.	76,548	1,469,722
People’s Utah Bancorp	2,624	69,798
Peoples Bancorp, Inc.	2,915	94,796
Peoples Financial Services Corp. (L)	1,358	56,466
Pinnacle Financial Partners, Inc.	7,228	501,623
Powszechna Kasa Oszczednosci Bank Polski SA (I)	71,290	583,190
Preferred Bank	2,114	118,680
Premier Financial Bancorp, Inc.	2,056	37,789
PrivateBancorp, Inc.	32,649	1,847,933
Prosperity Bancshares, Inc.	28,155	2,098,674
Public Bank BHD	163,262	733,787
QCR Holdings, Inc.	2,174	94,352
Raiffeisen Bank International AG (I)	19,549	433,554
Regions Financial Corp.	298,270	4,554,583
Renasant Corp.	6,906	283,422
Republic Bancorp, Inc., Class A	1,781	61,587
Resona Holdings, Inc.	336,200	1,877,605
RHB Bank BHD	54,341	59,197
Royal Bank of Canada	217,810	15,821,645
Royal Bank of Scotland Group PLC (I)	554,933	1,633,262
S&T Bancorp, Inc.	5,742	204,358
Sandy Spring Bancorp, Inc.	3,990	171,809
Seacoast Banking Corp. of Florida (I)	5,219	121,237
Security Bank Corp.	18,730	74,534
ServisFirst Bancshares, Inc.	7,774	323,165
Seven Bank, Ltd.	93,300	289,805
Shinhan Financial Group Company, Ltd.	53,867	2,216,143
Shinsei Bank, Ltd.	265,000	483,483
Shore Bancshares, Inc.	2,691	46,743
Siam Commercial Bank PCL	451,109	1,985,272
Sierra Bancorp	2,451	70,197
Signature Bank (I)	13,215	2,081,495
Simmons First National Corp., Class A	4,958	285,085
SinoPac Financial Holdings Company, Ltd.	2,070,386	629,919
Skandinaviska Enskilda Banken AB, Series A	240,599	2,749,183
Societe Generale SA	105,204	4,676,061
South State Corp.	3,967	355,047
Southern National Bancorp of Virginia, Inc.	2,517	42,789
Southside Bancshares, Inc.	4,101	144,478
Southwest Bancorp, Inc.	3,232	86,133
Standard Bank Group, Ltd.	116,360	1,268,104
Standard Chartered PLC (I)	519,187	4,653,792
State Bank Financial Corp.	5,914	160,447
Sterling Bancorp	21,096	522,126
Stock Yards Bancorp, Inc.	3,606	159,385
Stonegate Bank	2,187	101,411
Suffolk Bancorp	2,008	85,420
Sumitomo Mitsui Financial Group, Inc.	203,200	7,916,101
Sumitomo Mitsui Trust Holdings, Inc.	50,600	1,815,794
Sun Bancorp, Inc.	2,237	57,826

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SunTrust Banks, Inc.	119,394	$7,102,749
Suruga Bank, Ltd.	26,100	578,959
SVB Financial Group (I)	12,823	2,447,782
Svenska Handelsbanken AB, A Shares	241,834	3,357,781
Swedbank AB, A Shares	143,523	3,536,336
Synovus Financial Corp. (I)	30,107	1,271,118
Taishin Financial Holdings Company, Ltd.	1,745,973	690,522
Taiwan Business Bank	645,870	176,767
Taiwan Cooperative Financial Holding Company, Ltd.	1,513,507	721,571
TCF Financial Corp.	42,096	732,470
Texas Capital Bancshares, Inc. (I)	7,725	688,684
The Bancorp, Inc. (I)	9,355	48,459
The Bank of Kyoto, Ltd.	46,000	374,750
The Bank of Nova Scotia	177,126	10,273,895
The Chiba Bank, Ltd.	106,000	741,042
The Chugoku Bank, Ltd.	25,500	407,136
The First of Long Island Corp.	3,916	107,690
The Hachijuni Bank, Ltd.	64,000	404,102
The Hiroshima Bank, Ltd.	77,000	363,824
The PNC Financial Services Group, Inc.	118,346	15,057,162
The Shizuoka Bank, Ltd.	80,000	702,534
The Toronto-Dominion Bank	272,105	14,025,228
TMB Bank PCL	2,889,400	201,762
Tompkins Financial Corp.	2,378	213,354
Towne Bank	9,261	301,446
TriCo Bancshares	3,579	130,025
TriState Capital Holdings, Inc. (I)	3,840	90,432
Triumph Bancorp, Inc. (I)	2,849	76,638
Trustmark Corp.	27,883	921,254
Turkiye Garanti Bankasi AS	388,230	916,452
Turkiye Halk Bankasi AS	102,001	315,123
Turkiye Is Bankasi, Class C	263,801	457,859
Turkiye Vakiflar Bankasi Tao, Class D	125,119	181,661
U.S. Bancorp	388,582	21,372,010
UMB Financial Corp.	18,193	1,433,972
Umpqua Holdings Corp.	90,856	1,709,001
UniCredit SpA	90,907	1,219,353
Union Bankshares Corp.	7,376	267,454
United Bankshares, Inc. (L)	10,905	487,999
United Community Banks, Inc.	11,739	339,140
United Overseas Bank, Ltd.	84,414	1,293,431
Univest Corp. of Pennsylvania	4,224	117,638
Valley National Bancorp	103,413	1,279,219
Veritex Holdings, Inc. (I)	1,855	53,146
Washington Trust Bancorp, Inc.	2,509	135,988
WashingtonFirst Bankshare, Inc.	1,859	51,067
Webster Financial Corp.	37,709	2,071,355
Wells Fargo & Company	1,099,271	63,625,805
WesBanco, Inc.	6,803	274,569
Westamerica Bancorporation (L)	4,165	240,945
Westpac Banking Corp.	606,892	15,673,364
Wintrust Financial Corp.	8,534	628,956
Woori Bank	37,778	444,044
Xenith Bankshares, Inc. (I)	1,502	39,998
Yadkin Financial Corp.	8,329	279,521
Yamaguchi Financial Group, Inc.	29,000	334,636
Yapi ve Kredi Bankasi AS (I)	155,199	163,658
Zions Bancorporation	49,218	2,209,888
		760,586,752
Capital markets – 2.7%
3i Group PLC	153,243	1,309,409
Aberdeen Asset Management PLC	148,921	511,438
Affiliated Managers Group, Inc.	10,949	1,838,666
COMMON STOCKS (continued)
Capital markets (continued)
Ameriprise Financial, Inc.	31,735	$4,173,153
Arlington Asset Investment Corp., Class A	3,752	55,304
Associated Capital Group, Inc., Class A	860	32,078
ASX, Ltd.	34,926	1,370,511
BGC Partners, Inc., Class A	36,531	412,070
BlackRock, Inc.	24,470	9,481,146
BM&FBovespa SA	369,065	2,248,497
Brait SE (I)	30,221	169,595
Brookfield Asset Management, Inc.	127,890	4,606,428
CETIP SA – Mercados Organizados	46,336	696,798
China Cinda Asset Management Company, Ltd., H Shares	742,100	292,501
China Everbright, Ltd.	80,884	160,431
China Galaxy Securities Company, Ltd., H Shares	256,000	250,831
China Huarong Asset Management Company, Ltd., H Shares (I)(S)	365,000	144,189
CI Financial Corp.	37,522	765,017
CITIC Securities Company, Ltd., H Shares	185,400	396,221
CME Group, Inc.	68,315	8,297,540
Cohen & Steers, Inc.	3,483	130,996
Coronation Fund Managers, Ltd.	20,743	106,394
Cowen Group, Inc., Class A (I)(L)	4,593	65,680
Credit Suisse Group AG (I)	358,783	5,412,978
Daiwa Securities Group, Inc.	254,000	1,610,199
Deutsche Bank AG (I)	209,080	4,119,630
Deutsche Boerse AG	25,906	2,198,842
Deutsche Boerse AG, Tender Offer (I)	4,032	345,622
Diamond Hill Investment Group, Inc.	523	104,872
E*TRADE Financial Corp. (I)	54,709	1,888,008
Eaton Vance Corp.	27,922	1,302,003
Evercore Partners, Inc., Class A	6,499	516,995
FactSet Research Systems, Inc.	9,831	1,748,935
Federated Investors, Inc., Class B	22,897	622,111
Financial Engines, Inc.	9,018	399,497
Franklin Resources, Inc.	69,902	3,008,582
GAIN Capital Holdings, Inc.	6,766	53,045
GAMCO Investors, Inc., Class A	891	26,543
GF Securities Company, Ltd., H Shares	114,000	251,015
Greenhill & Company, Inc.	4,571	135,073
Haitong Securities Company, Ltd., H Shares	262,000	479,541
Hargreaves Lansdown PLC	41,352	684,562
Hong Kong Exchanges & Clearing, Ltd.	151,915	3,771,058
Houlihan Lokey, Inc.	2,191	68,995
Huatai Securities Company, Ltd., H Shares (S)	124,800	254,520
IGM Financial, Inc.	16,198	496,477
Intercontinental Exchange, Inc.	119,952	6,852,858
INTL. FCStone, Inc. (I)	2,599	98,112
Invesco, Ltd.	81,591	2,626,414
Investec PLC	103,417	741,618
Investec, Ltd.	22,822	160,298
Investment Technology Group, Inc.	5,661	113,333
Janus Capital Group, Inc.	59,133	748,624
Japan Exchange Group, Inc.	78,500	1,084,574
Julius Baer Group, Ltd. (I)	40,420	1,976,850
KCG Holdings, Inc., Class A (I)	8,663	119,983
Korea Investment Holdings Company, Ltd. (I)	5,153	215,679
Ladenburg Thalmann Financial Services, Inc. (I)(L)	19,280	42,802
Legg Mason, Inc.	22,130	834,744
London Stock Exchange Group PLC	49,283	1,882,220
Macquarie Group, Ltd.	55,808	3,700,699
Manning & Napier, Inc.	3,109	19,431
MarketAxess Holdings, Inc.	9,251	1,806,073
Mirae Asset Daewoo Company, Ltd. (I)	52,896	417,069

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Moelis & Company, Class A	3,164	$116,435
Moody’s Corp.	33,539	3,735,238
Morgan Stanley	290,082	13,248,045
MSCI, Inc.	23,171	2,191,745
Nasdaq, Inc.	22,956	1,632,401
NH Investment & Securities Company, Ltd. (I)	18,586	190,451
Nomura Holdings, Inc.	550,700	3,558,968
Northern Trust Corp.	42,725	3,732,029
OM Asset Management PLC	6,689	99,733
Oppenheimer Holdings, Inc., Class A	1,929	32,021
Partners Group Holding AG	3,100	1,621,646
Piper Jaffray Companies	2,411	170,578
PJT Partners, Inc., Class A	3,004	111,178
Pzena Investment Management, Inc., Class A	2,949	29,608
Raymond James Financial, Inc.	31,105	2,443,609
S&P Global, Inc.	52,224	6,761,441
Safeguard Scientifics, Inc. (I)	3,912	49,487
Samsung Securities Company, Ltd.	7,572	221,632
SBI Holdings, Inc.	33,364	466,786
Schroders PLC	21,437	816,885
SEI Investments Company	33,086	1,665,880
Singapore Exchange, Ltd.	50,200	268,423
State Street Corp.	73,131	5,829,272
Stifel Financial Corp. (I)	27,032	1,458,647
T. Rowe Price Group, Inc.	48,846	3,478,324
The Bank of New York Mellon Corp.	212,740	10,028,564
The Charles Schwab Corp.	242,729	9,808,679
The Goldman Sachs Group, Inc.	74,396	18,454,672
Thomson Reuters Corp.	51,048	2,158,452
UBS Group AG	660,358	10,179,975
Virtu Financial, Inc., Class A (L)	4,510	78,249
Virtus Investment Partners, Inc. (L)	1,006	110,308
Waddell & Reed Financial, Inc., Class A	33,705	648,484
Westwood Holdings Group, Inc.	1,396	79,377
WisdomTree Investments, Inc. (L)	47,681	434,374
Yuanta Financial Holdings Company, Ltd.	2,007,187	849,083
		197,216,056
Consumer finance – 0.5%
Acom Company, Ltd. (I)	62,500	261,324
AEON Financial Service Company, Ltd.	17,700	342,529
American Express Company	154,621	12,378,957
Capital One Financial Corp.	97,110	9,114,745
Credit Saison Company, Ltd.	21,800	414,137
Discover Financial Services	79,495	5,655,274
Encore Capital Group, Inc. (I)(L)	4,117	137,096
Enova International, Inc. (I)	4,616	66,240
EZCORP, Inc., Class A (I)	8,772	77,194
FirstCash, Inc.	7,982	354,002
Gentera SAB de CV	162,900	215,427
Green Dot Corp., Class A (I)	7,158	209,801
LendingClub Corp. (I)	55,224	294,896
Navient Corp.	60,372	930,333
Nelnet, Inc., Class A	3,409	152,689
PRA Group, Inc. (I)	7,804	318,403
Provident Financial PLC	23,031	833,968
Regional Management Corp. (I)	1,976	41,476
Samsung Card Company, Ltd.	4,591	171,719
SLM Corp. (I)	105,428	1,264,082
Synchrony Financial	158,165	5,731,900
World Acceptance Corp. (I)(L)	1,071	56,163
		39,022,355
COMMON STOCKS (continued)
Diversified financial services – 1.3%
African Phoenix Investments, Ltd. (I)	119,121	$5,267
AMP, Ltd.	537,874	2,010,503
Ayala Corp.	35,810	561,692
Berkshire Hathaway, Inc., Class B (I)	382,012	65,484,497
Chailease Holding Company, Ltd.	212,288	455,277
Challenger, Ltd.	105,055	920,444
Corp. Financiera Colombiana SA	14,265	142,923
ECN Capital Corp.	9,636	25,682
Element Fleet Management Corp.	58,675	621,561
Eurazeo SA	5,325	328,836
EXOR NV	18,757	888,337
Far East Horizon, Ltd.	171,000	164,512
First Pacific Company, Ltd.	256,000	187,475
FirstRand, Ltd.	303,475	1,147,835
FNFV Group (I)	11,145	138,755
Fubon Financial Holding Company, Ltd.	1,389,736	2,252,100
Groupe Bruxelles Lambert SA	13,598	1,152,291
Grupo de Inversiones Suramericana SA	41,925	523,705
GT Capital Holdings, Inc.	11,345	272,709
HACI Omer Sabanci Holding AS	150,122	414,203
Industrivarden AB, C Shares	26,474	523,389
Investor AB, B Shares	72,877	2,885,961
Kinnevik AB, B Shares	37,069	1,000,675
L E Lundbergforetagen AB, B Shares	5,900	382,193
Leucadia National Corp.	65,112	1,733,281
Metro Pacific Investments Corp.	2,054,600	277,918
Mitsubishi UFJ Lease & Finance Company, Ltd.	70,400	389,225
NewStar Financial, Inc.	4,546	45,278
On Deck Capital, Inc. (I)(L)	8,587	45,855
Onex Corp.	12,507	880,161
ORIX Corp.	200,800	3,124,462
Pargesa Holding SA	5,997	395,315
PICO Holdings, Inc. (I)	4,089	56,019
PSG Group, Ltd.	8,236	157,792
Remgro, Ltd.	47,488	808,243
RMB Holdings, Ltd.	63,076	304,596
Wendel SA	3,715	411,146
		91,120,113
Insurance – 3.4%
Admiral Group PLC	34,672	786,389
Aegon NV	125,478	665,789
Aflac, Inc.	58,252	4,214,532
Ageas	34,614	1,315,925
AIA Group, Ltd.	1,592,909	10,054,352
Alleghany Corp. (I)	3,796	2,451,457
Allianz SE	69,751	12,148,335
Ambac Financial Group, Inc. (I)	7,551	166,877
American Equity Investment Life Holding Company	14,531	391,029
American Financial Group, Inc.	17,959	1,689,224
American International Group, Inc.	139,442	8,913,133
AMERISAFE, Inc.	3,166	203,574
Aon PLC	37,733	4,363,821
Argo Group International Holdings, Ltd.	4,757	318,481
Arthur J. Gallagher & Company	25,541	1,454,560
Aspen Insurance Holdings, Ltd.	14,824	830,885
Assicurazioni Generali SpA	205,360	2,937,414
Assurant, Inc.	8,004	792,396
Atlas Financial Holdings, Inc. (I)	2,092	28,242
Aviva PLC	650,736	4,016,922
AXA SA	268,229	6,335,032
Baldwin & Lyons, Inc., Class B	1,879	44,720

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Baloise Holding AG	9,574	$1,246,037
BB Seguridade Participacoes SA	152,708	1,399,549
Blue Capital Reinsurance Holdings, Ltd.	1,513	29,806
Brown & Brown, Inc.	28,303	1,219,859
Cathay Financial Holdings Company, Ltd.	1,736,466	2,725,642
China Life Insurance Company, Ltd.	765,384	750,766
China Life Insurance Company, Ltd., H Shares	642,376	1,957,276
China Pacific Insurance Group Company, Ltd., H Shares	233,100	853,391
China Taiping Insurance Holdings Company, Ltd. (I)	143,600	335,998
Chubb, Ltd.	66,381	9,171,863
Cincinnati Financial Corp.	21,536	1,571,267
Citizens, Inc. (I)(L)	8,215	74,921
CNO Financial Group, Inc.	72,605	1,518,171
CNP Assurances	26,883	498,163
Dai-ichi Life Holdings, Inc.	164,900	3,100,740
Direct Line Insurance Group PLC	223,250	951,509
Discovery, Ltd.	33,560	314,430
Donegal Group, Inc., Class A	2,041	33,901
Dongbu Insurance Company, Ltd.	6,558	354,074
eHealth, Inc. (I)	3,455	37,867
EMC Insurance Group, Inc.	1,657	46,065
Employers Holdings, Inc.	5,371	201,950
Endurance Specialty Holdings, Ltd.	15,810	1,469,223
Enstar Group, Ltd. (I)	1,876	363,475
Everest Re Group, Ltd.	10,062	2,365,979
Fairfax Financial Holdings, Ltd.	3,537	1,592,476
FBL Financial Group, Inc., Class A	1,711	116,947
Federated National Holding Company	2,275	45,523
Fidelity & Guaranty Life (L)	2,214	58,892
First American Financial Corp.	27,035	1,056,257
Genworth Financial, Inc., Class A (I)	207,038	846,785
Gjensidige Forsikring ASA	51,917	811,732
Great-West Lifeco, Inc. (L)	50,145	1,368,209
Greenlight Capital Re, Ltd., Class A (I)	5,079	113,262
Hallmark Financial Services, Inc. (I)	2,889	31,837
Hannover Rueck SE	9,790	1,104,463
Hanwha Life Insurance Company, Ltd. (I)	33,666	193,744
HCI Group, Inc.	1,581	77,943
Heritage Insurance Holdings, Inc.	4,748	70,080
Horace Mann Educators Corp.	6,841	286,638
Hyundai Marine & Fire Insurance Company, Ltd.	8,236	236,001
Industrial Alliance Insurance and Financial Services, Inc.	17,988	746,633
Infinity Property & Casualty Corp.	1,828	172,289
Insurance Australia Group, Ltd.	452,870	2,082,014
Intact Financial Corp.	21,373	1,515,195
James River Group Holdings, Ltd.	2,335	100,452
Japan Post Holdings Company, Ltd.	72,300	927,366
Kemper Corp.	18,642	791,353
Kinsale Capital Group, Inc.	1,225	35,954
Legal & General Group PLC	949,406	2,926,468
Liberty Holdings, Ltd.	13,977	118,162
Lincoln National Corp.	32,711	2,295,004
Loews Corp.	39,735	1,866,750
Maiden Holdings, Ltd.	9,928	153,388
Mapfre SA	199,559	616,643
Marsh & McLennan Companies, Inc.	73,871	5,428,041
MBIA, Inc. (I)	22,103	228,103
Medibank Pvt., Ltd.	507,147	1,095,636
Mercury General Corp.	8,980	526,497
MetLife, Inc.	157,147	8,240,789
MMI Holdings, Ltd.	103,207	193,373
COMMON STOCKS (continued)
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	78,100	$2,644,993
Muenchener Rueckversicherungs-Gesellschaft AG	24,796	4,683,887
National General Holdings Corp.	8,196	199,491
National Western Life Group, Inc., Class A	411	130,636
New China Life Insurance Company, Ltd., H Shares	69,700	343,026
NN Group NV	22,019	685,197
Old Mutual PLC	788,036	2,133,095
Old Republic International Corp.	60,120	1,245,085
OneBeacon Insurance Group, Ltd., Class A	3,894	63,550
People’s Insurance Company Group of China, Ltd., H Shares	645,000	264,887
PICC Property & Casualty Company, Ltd., H Shares	406,780	621,151
Ping An Insurance Group Company of China, Ltd., H Shares	450,210	2,398,252
Porto Seguro SA	26,123	242,386
Poste Italiane SpA (S)	95,736	614,950
Power Corp. of Canada	60,664	1,411,322
Power Financial Corp.	44,349	1,150,296
Powszechny Zaklad Ubezpieczen SA	50,275	445,723
Primerica, Inc.	19,105	1,542,729
Principal Financial Group, Inc.	38,168	2,387,027
Prudential Financial, Inc.	61,459	6,793,678
Prudential PLC	409,939	8,192,649
QBE Insurance Group, Ltd.	253,298	2,389,288
Rand Merchant Investment Holdings, Ltd.	66,852	204,739
Reinsurance Group of America, Inc.	15,807	2,055,858
RenaissanceRe Holdings, Ltd.	10,132	1,495,888
RLI Corp.	6,376	372,677
RSA Insurance Group PLC	164,381	1,222,634
Safety Insurance Group, Inc.	2,385	169,335
Sampo OYJ, A Shares	29,057	1,322,697
Samsung Fire & Marine Insurance Company, Ltd.	4,305	970,153
Samsung Life Insurance Company, Ltd.	9,211	871,388
Sanlam, Ltd.	131,636	679,648
SCOR SE	23,869	862,893
Selective Insurance Group, Inc.	9,553	423,198
Shin Kong Financial Holding Company, Ltd. (I)	1,830,568	493,947
Sompo Holdings, Inc.	54,600	2,041,056
Sony Financial Holdings, Inc.	27,700	486,714
St. James’s Place PLC	86,199	1,129,541
Standard Life PLC	318,412	1,459,331
State Auto Financial Corp.	2,609	69,999
State National Companies, Inc.	5,288	73,873
Stewart Information Services Corp.	3,791	168,358
Sul America SA	39,479	245,990
Sun Life Financial, Inc.	92,992	3,374,653
Suncorp Group, Ltd.	238,389	2,421,995
Swiss Life Holding AG (I)	6,092	1,916,410
Swiss Re AG	59,346	5,308,248
T&D Holdings, Inc.	89,200	1,367,949
The Allstate Corp.	52,781	4,336,487
The Hanover Insurance Group, Inc.	10,473	942,779
The Hartford Financial Services Group, Inc.	54,287	2,654,091
The Navigators Group, Inc.	3,816	210,071
The Progressive Corp.	82,817	3,244,770
The Travelers Companies, Inc.	40,719	4,977,491
Third Point Reinsurance, Ltd. (I)	11,038	136,871
Tokio Marine Holdings, Inc.	104,300	4,570,734
Torchmark Corp.	15,670	1,214,895
Trupanion, Inc. (I)(L)	2,600	40,430
Tryg A/S	21,829	405,588

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
UnipolSai SpA	213,716	$453,534
United Fire Group, Inc.	3,600	151,992
United Insurance Holdings Corp.	3,087	52,232
Universal Insurance Holdings, Inc. (L)	5,441	146,635
Unum Group	33,008	1,611,781
W.R. Berkley Corp.	23,903	1,697,591
Willis Towers Watson PLC	18,257	2,344,747
WMIH Corp. (I)	36,147	48,798
XL Group, Ltd.	38,668	1,565,667
Zurich Insurance Group AG	27,457	7,577,393
		244,962,957
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	4,776	85,299
Altisource Residential Corp.	8,918	119,680
Anworth Mortgage Asset Corp.	16,194	88,095
Apollo Commercial Real Estate Finance, Inc.	11,684	214,869
Ares Commercial Real Estate Corp.	5,060	68,411
ARMOUR Residential REIT, Inc.	5,909	132,893
Capstead Mortgage Corp.	14,860	157,219
CYS Investments, Inc.	24,047	192,857
Dynex Capital, Inc.	8,573	58,811
Great Ajax Corp.	3,053	40,116
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,710	132,791
Invesco Mortgage Capital, Inc.	18,607	289,339
Ladder Capital Corp.	6,560	94,661
MTGE Investment Corp.	7,540	124,787
New Residential Investment Corp.	40,222	678,545
New York Mortgage Trust, Inc.	18,510	117,168
Orchid Island Capital, Inc.	4,234	41,578
Owens Realty Mortgage, Inc.	2,115	35,321
PennyMac Mortgage Investment Trust	10,951	184,634
Redwood Trust, Inc.	12,585	206,016
Resource Capital Corp.	5,611	47,132
Western Asset Mortgage Capital Corp.	7,372	76,669
		3,186,891
Thrifts and mortgage finance – 0.1%
Astoria Financial Corp.	14,983	277,036
Bank Mutual Corp.	7,723	74,913
BankFinancial Corp.	3,268	48,595
Beneficial Bancorp, Inc. (I)	11,614	189,308
BofI Holding, Inc. (I)(L)	9,977	314,675
Capitol Federal Financial, Inc.	20,623	311,201
Charter Financial Corp.	3,170	61,974
Clifton Bancorp, Inc.	4,182	67,205
Dime Community Bancshares, Inc.	5,573	119,820
ESSA Bancorp, Inc.	1,873	29,593
Essent Group, Ltd. (I)	12,418	432,271
EverBank Financial Corp.	16,791	326,417
Federal Agricultural Mortgage Corp., Class C	1,489	85,737
First Defiance Financial Corp.	1,536	75,494
Flagstar Bancorp, Inc. (I)	3,428	97,355
Hingham Institution for Savings	251	47,073
Home Bancorp, Inc.	1,418	51,048
HomeStreet, Inc. (I)	3,948	107,780
Impac Mortgage Holdings, Inc. (I)(L)	1,892	26,299
Kearny Financial Corp.	15,179	232,998
LendingTree, Inc. (I)	1,070	126,688
Meridian Bancorp, Inc.	8,062	153,581
Meta Financial Group, Inc.	1,358	116,245
MGIC Investment Corp. (I)	57,046	607,540
Nationstar Mortgage Holdings, Inc. (I)(L)	5,535	100,516
New York Community Bancorp, Inc.	119,900	1,832,072
NMI Holdings, Inc., Class A (I)	8,535	94,739
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Northfield Bancorp, Inc.	7,148	$134,096
Northwest Bancshares, Inc.	15,453	280,317
OceanFirst Financial Corp.	4,338	126,626
Ocwen Financial Corp. (I)	17,184	75,781
Oritani Financial Corp.	6,600	113,520
PennyMac Financial Services, Inc., Class A (I)	2,471	44,107
PHH Corp. (I)	8,913	112,482
Provident Financial Holdings, Inc.	1,555	29,016
Provident Financial Services, Inc.	10,013	265,845
Radian Group, Inc.	35,919	668,453
Southern Missouri Bancorp, Inc.	1,448	50,709
Territorial Bancorp, Inc.	1,684	54,258
TrustCo Bank Corp.	15,176	126,720
United Community Financial Corp.	8,340	71,807
United Financial Bancorp, Inc.	8,566	152,989
Walker & Dunlop, Inc. (I)	4,648	188,941
Washington Federal, Inc.	36,802	1,245,748
Waterstone Financial, Inc.	4,123	76,482
Western New England Bancorp, Inc.	5,552	55,798
WSFS Financial Corp.	4,799	218,834
		10,100,702
		1,346,195,826
Health care – 9.7%
Biotechnology – 2.2%
3SBio, Inc. (I)(S)	87,900	106,957
AbbVie, Inc.	318,594	19,701,853
Acceleron Pharma, Inc. (I)	4,743	126,733
Achillion Pharmaceuticals, Inc. (I)	19,913	79,851
Acorda Therapeutics, Inc. (I)	7,339	194,117
Actelion, Ltd. (I)	17,533	4,717,794
Adamas Pharmaceuticals, Inc. (I)(L)	3,032	56,092
Aduro Biotech, Inc. (I)(L)	6,260	70,425
Advaxis, Inc. (I)(L)	6,109	53,698
Aevi Genomic Medicine, Inc. (I)(L)	5,540	25,983
Agenus, Inc. (I)(L)	12,692	53,814
Aimmune Therapeutics, Inc. (I)(L)	4,474	90,688
Akebia Therapeutics, Inc. (I)	6,613	66,262
Alder Biopharmaceuticals, Inc. (I)(L)	7,927	181,132
Alexion Pharmaceuticals, Inc. (I)	44,028	5,778,675
AMAG Pharmaceuticals, Inc. (I)(L)	5,854	131,422
Amgen, Inc.	145,922	25,759,611
Amicus Therapeutics, Inc. (I)(L)	24,037	156,000
Anavex Life Sciences Corp. (I)(L)	5,981	34,331
Ardelyx, Inc. (I)	5,352	72,787
Arena Pharmaceuticals, Inc. (I)	43,906	69,371
Array BioPharma, Inc. (I)(L)	28,155	323,783
Arrowhead Pharmaceuticals, Inc. (I)(L)	11,349	25,649
Atara Biotherapeutics, Inc. (I)(L)	4,054	62,634
Athersys, Inc. (I)	14,647	17,576
Avexis, Inc. (I)(L)	867	53,164
Axovant Sciences, Ltd. (I)(L)	4,169	52,988
Bellicum Pharmaceuticals, Inc. (I)(L)	3,696	45,572
BioCryst Pharmaceuticals, Inc. (I)	12,956	80,845
Biogen, Inc. (I)	42,680	12,317,448
BioSpecifics Technologies Corp. (I)	1,000	52,870
BioTime, Inc. (I)(L)	12,859	41,792
Bioverativ, Inc. (I)	26,780	1,394,702
Bluebird Bio, Inc. (I)(L)	6,217	544,920
Blueprint Medicines Corp. (I)	3,490	122,778
Cara Therapeutics, Inc. (I)(L)	3,790	60,754
Celgene Corp. (I)	152,082	18,783,648
Celldex Therapeutics, Inc. (I)(L)	17,049	60,353
Celltrion, Inc. (I)	10,096	905,859
Cellular Biomedicine Group, Inc. (I)	2,433	31,142

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ChemoCentryx, Inc. (I)(L)	4,133	$27,360
Chimerix, Inc. (I)	7,649	43,446
Cidara Therapeutics, Inc. (I)(L)	2,786	20,059
Clovis Oncology, Inc. (I)	5,360	309,862
Coherus Biosciences, Inc. (I)	4,951	116,844
Concert Pharmaceuticals, Inc. (I)	3,257	30,290
CSL, Ltd.	82,720	7,470,791
Curis, Inc. (I)	19,873	45,907
Cytokinetics, Inc. (I)	5,901	62,551
CytomX Therapeutics, Inc. (I)(L)	3,528	44,100
Dyax Corp. (I)	25,454	62,362
Dynavax Technologies Corp. (I)(L)	7,272	32,724
Eagle Pharmaceuticals, Inc. (I)(L)	1,509	115,725
Edge Therapeutics, Inc. (I)(L)	2,994	29,251
Emergent BioSolutions, Inc. (I)	5,489	172,245
Enanta Pharmaceuticals, Inc. (I)	2,682	77,295
Epizyme, Inc. (I)(L)	6,797	96,517
Esperion Therapeutics, Inc. (I)(L)	2,783	72,831
Exact Sciences Corp. (I)(L)	17,783	382,690
Exelixis, Inc. (I)	38,083	819,927
FibroGen, Inc. (I)	8,891	222,275
Five Prime Therapeutics, Inc. (I)	4,553	208,846
Flexion Therapeutics, Inc. (I)	4,104	82,285
Foundation Medicine, Inc. (I)(L)	2,428	60,214
Genmab A/S (I)	10,583	2,092,942
Genomic Health, Inc. (I)	3,259	98,389
Geron Corp. (I)(L)	26,890	57,814
Gilead Sciences, Inc.	258,422	18,213,583
Global Blood Therapeutics, Inc. (I)	2,988	83,216
Grifols SA	49,475	1,081,176
Halozyme Therapeutics, Inc. (I)(L)	18,487	237,003
Heron Therapeutics, Inc. (I)(L)	5,516	78,879
Idera Pharmaceuticals, Inc. (I)(L)	20,233	37,836
Ignyta, Inc. (I)	5,473	48,162
ImmunoGen, Inc. (I)(L)	15,728	53,475
Immunomedics, Inc. (I)(L)	17,089	85,445
Incyte Corp. (I)	31,543	4,198,373
Inotek Pharmaceuticals Corp. (I)(L)	3,265	5,224
Inovio Pharmaceuticals, Inc. (I)(L)	11,350	80,018
Insmed, Inc. (I)	10,528	167,711
Insys Therapeutics, Inc. (I)(L)	4,304	54,919
Invitae Corp. (I)(L)	4,054	41,797
Ironwood Pharmaceuticals, Inc. (I)	21,756	367,459
Karyopharm Therapeutics, Inc. (I)	4,312	44,715
Keryx Biopharmaceuticals, Inc. (I)(L)	13,248	66,637
Kite Pharma, Inc. (I)(L)	6,612	467,931
La Jolla Pharmaceutical Company (I)(L)	2,511	84,144
Lexicon Pharmaceuticals, Inc. (I)(L)	7,308	117,293
Ligand Pharmaceuticals, Inc. (I)	3,179	332,619
Lion Biotechnologies, Inc. (I)	10,002	76,515
Loxo Oncology, Inc. (I)(L)	2,381	105,812
MacroGenics, Inc. (I)	5,418	114,537
MannKind Corp. (I)	60,472	32,050
MediciNova, Inc. (I)	5,407	34,821
Merrimack Pharmaceuticals, Inc. (I)(L)	21,012	64,507
MiMedx Group, Inc. (I)(L)	17,274	148,038
Minerva Neurosciences, Inc. (I)	3,379	29,566
Momenta Pharmaceuticals, Inc. (I)	11,039	170,553
Myriad Genetics, Inc. (I)(L)	11,353	220,589
NantKwest, Inc. (I)(L)	3,410	16,129
Natera, Inc. (I)	4,604	44,014
NewLink Genetics Corp. (I)(L)	3,922	61,615
Novavax, Inc. (I)(L)	46,984	70,946
OBI Pharma, Inc. (I)	23,000	262,607
OncoMed Pharmaceuticals, Inc. (I)(L)	4,201	42,682
COMMON STOCKS (continued)
Biotechnology (continued)
Ophthotech Corp. (I)(L)	5,252	$18,802
Organovo Holdings, Inc. (I)(L)	15,087	47,071
Otonomy, Inc. (I)	4,288	63,677
OvaScience, Inc. (I)(L)	5,665	8,384
PDL BioPharma, Inc.	28,794	61,619
Pfenex, Inc. (I)	3,281	23,722
PharmAthene, Inc.	11,837	10,653
Portola Pharmaceuticals, Inc. (I)	8,365	290,098
Progenics Pharmaceuticals, Inc. (I)(L)	11,975	134,599
Protagonist Therapeutics, Inc. (I)	1,464	20,291
Prothena Corp. PLC (I)(L)	5,836	342,281
PTC Therapeutics, Inc. (I)	5,819	79,313
Puma Biotechnology, Inc. (I)	4,704	172,637
Radius Health, Inc. (I)(L)	5,315	223,974
Regeneron Pharmaceuticals, Inc. (I)	14,841	5,543,114
REGENXBIO, Inc. (I)	3,399	62,542
Regulus Therapeutics, Inc. (I)	8,103	8,508
Repligen Corp. (I)	5,712	179,985
Retrophin, Inc. (I)	6,219	132,278
Rigel Pharmaceuticals, Inc. (I)	16,615	40,707
Sage Therapeutics, Inc. (I)	5,079	342,325
Sangamo Therapeutics, Inc. (I)(L)	12,280	55,874
Sarepta Therapeutics, Inc. (I)	8,412	261,697
Seres Therapeutics, Inc. (I)(L)	3,263	31,586
Shire PLC	141,946	8,559,141
Sorrento Therapeutics, Inc. (I)(L)	4,942	25,698
Spark Therapeutics, Inc. (I)(L)	3,254	207,540
Spectrum Pharmaceuticals, Inc. (I)	13,797	88,301
Stemline Therapeutics, Inc. (I)	3,004	21,028
Synergy Pharmaceuticals, Inc. (I)	30,703	177,770
TaiMed Biologics, Inc. (I)	33,000	197,329
TESARO, Inc. (I)(L)	4,488	845,405
TG Therapeutics, Inc. (I)(L)	6,584	37,529
Trevena, Inc. (I)	8,025	32,582
Trius Therapeutics, Inc. (I)(L)	6,739	741
Ultragenyx Pharmaceutical, Inc. (I)	6,053	514,989
United Therapeutics Corp. (I)	10,441	1,542,345
Vanda Pharmaceuticals, Inc. (I)	6,187	88,165
Veracyte, Inc. (I)	2,791	21,630
Versartis, Inc. (I)(L)	5,394	117,859
Vertex Pharmaceuticals, Inc. (I)	48,747	4,417,453
Vital Therapies, Inc. (I)	4,567	21,237
Voyager Therapeutics, Inc. (I)(L)	2,091	27,078
XBiotech, Inc. (I)(L)	3,034	40,929
Xencor, Inc. (I)	5,414	134,538
ZIOPHARM Oncology, Inc. (I)(L)	20,524	130,327
		158,209,562
Health care equipment and supplies – 1.6%
Abaxis, Inc.	3,659	182,401
Abbott Laboratories	236,172	10,646,634
ABIOMED, Inc. (I)	9,932	1,171,678
Accuray, Inc. (I)	14,194	73,099
Align Technology, Inc. (I)	18,440	1,894,894
Analogic Corp.	2,057	169,394
AngioDynamics, Inc. (I)	4,562	74,589
Anika Therapeutics, Inc. (I)	2,438	114,074
AtriCure, Inc. (I)	5,418	98,879
Atrion Corp.	228	111,275
AxoGen, Inc. (I)	4,683	48,937
Baxter International, Inc.	67,207	3,422,180
Becton, Dickinson and Company	29,141	5,334,260
Boston Scientific Corp. (I)	186,841	4,586,947
C.R. Bard, Inc.	10,108	2,478,886
Cantel Medical Corp.	5,970	490,197

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cardiovascular Systems, Inc. (I)	5,332	$151,429
Cerus Corp. (I)(L)	17,721	74,251
Cochlear, Ltd.	10,219	1,022,260
Coloplast A/S	21,808	1,537,608
ConforMIS, Inc. (I)(L)	6,293	31,654
CONMED Corp.	4,635	192,909
CryoLife, Inc. (I)	5,316	85,056
Cutera, Inc. (I)	2,202	44,921
CYBERDYNE, Inc. (I)(L)	17,100	267,791
Cynosure, Inc., Class A (I)	3,965	261,690
Danaher Corp.	83,537	7,146,590
DENTSPLY SIRONA, Inc.	31,684	2,012,568
Edwards Lifesciences Corp. (I)	29,345	2,759,604
Endologix, Inc. (I)(L)	13,772	91,033
Entellus Medical, Inc. (I)(L)	1,404	19,544
Essilor International SA	28,254	3,243,468
Exactech, Inc. (I)	1,957	47,555
GenMark Diagnostics, Inc. (I)	6,971	78,912
Getinge AB, B Shares	30,881	523,398
Glaukos Corp. (I)	2,805	127,628
Globus Medical, Inc., Class A (I)	29,393	817,419
Haemonetics Corp. (I)	8,549	319,134
Halyard Health, Inc. (I)	19,305	754,053
Hartalega Holdings BHD	40,600	44,391
Hill-Rom Holdings, Inc.	14,721	978,210
Hologic, Inc. (I)	38,183	1,549,466
Hoya Corp.	60,200	2,725,571
ICU Medical, Inc. (I)	2,444	367,578
IDEXX Laboratories, Inc. (I)	12,318	1,785,371
Inogen, Inc. (I)	2,716	186,372
Insulet Corp. (I)	9,679	421,617
Integer Holdings Corp. (I)	5,174	187,040
Integra LifeSciences Holdings Corp. (I)	10,004	427,571
Intuitive Surgical, Inc. (I)	5,320	3,920,840
Invacare Corp.	5,601	67,772
InVivo Therapeutics Holdings Corp. (I)(L)	6,202	26,048
IRIDEX Corp. (I)	1,559	24,695
K2M Group Holdings, Inc. (I)	4,379	87,799
LeMaitre Vascular, Inc.	2,304	51,011
LivaNova PLC (I)	10,771	542,858
Masimo Corp. (I)	6,807	615,081
Medtronic PLC	188,421	15,245,143
Meridian Bioscience, Inc.	7,024	90,258
Merit Medical Systems, Inc. (I)	7,216	222,253
Natus Medical, Inc. (I)	5,481	202,934
Neogen Corp. (I)	6,110	396,295
Nevro Corp. (I)	3,995	383,480
Novocure, Ltd. (I)(L)	8,705	66,158
NuVasive, Inc. (I)	20,643	1,543,271
NxStage Medical, Inc. (I)	10,709	305,849
Olympus Corp.	44,400	1,572,146
OraSure Technologies, Inc. (I)	9,183	102,941
Orthofix International NV (I)	2,960	105,702
Oxford Immunotec Global PLC (I)(L)	3,874	52,338
Penumbra, Inc. (I)	4,230	324,864
Quidel Corp. (I)	4,599	96,579
ResMed, Inc.	34,702	2,499,585
Rockwell Medical, Inc. (I)(L)	8,150	48,411
RTI Surgical, Inc. (I)	10,914	40,928
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	164,000	98,658
Smith & Nephew PLC	139,595	2,096,190
Sonova Holding AG	9,474	1,244,579
STAAR Surgical Company (I)	6,843	68,088
STERIS PLC	20,974	1,470,907
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Stryker Corp.	42,674	$5,486,169
Surmodics, Inc. (I)	2,436	60,291
Sysmex Corp.	23,500	1,358,755
Tandem Diabetes Care, Inc. (I)(L)	4,986	11,966
Teleflex, Inc.	10,845	2,073,347
Terumo Corp.	51,700	1,792,892
The Cooper Companies, Inc.	6,637	1,321,692
The Spectranetics Corp. (I)	7,188	200,006
TransEnterix, Inc. (I)(L)	12,792	16,758
Utah Medical Products, Inc.	661	40,916
Varian Medical Systems, Inc. (I)	12,600	1,057,014
West Pharmaceutical Services, Inc.	18,016	1,485,780
William Demant Holding A/S (I)	21,626	442,555
Wright Medical Group NV (I)(L)	17,243	480,735
Zeltiq Aesthetics, Inc. (I)	5,930	328,285
Zimmer Biomet Holdings, Inc.	27,489	3,218,412
		114,171,220
Health care providers and services – 1.4%
AAC Holdings, Inc. (I)	2,032	18,633
Aceto Corp.	4,987	76,501
Addus HomeCare Corp. (I)	1,317	42,407
Adeptus Health, Inc., Class A (I)(L)	2,345	15,829
Aetna, Inc.	48,187	6,204,558
Air Methods Corp. (I)	5,989	226,684
Alfresa Holdings Corp.	27,900	502,611
Almost Family, Inc. (I)	1,397	69,361
Amedisys, Inc. (I)	4,697	226,489
American Renal Associates Holdings, Inc. (I)(L)	1,462	33,041
AmerisourceBergen Corp.	22,951	2,100,246
AMN Healthcare Services, Inc. (I)	7,885	324,468
Anthem, Inc.	36,167	5,961,045
Bangkok Dusit Medical Services PCL	1,069,012	614,960
BioScrip, Inc. (I)(L)	20,238	30,559
BioTelemetry, Inc. (I)	4,621	117,604
Bumrungrad Hospital PCL	79,900	402,719
Capital Senior Living Corp. (I)	4,756	79,901
Cardinal Health, Inc.	43,924	3,574,096
Centene Corp. (I)	23,453	1,653,437
Chemed Corp.	2,677	477,978
Cigna Corp.	35,235	5,246,492
Civitas Solutions, Inc. (I)	2,737	50,635
Community Health Systems, Inc. (I)	18,838	183,671
CorVel Corp. (I)	1,741	70,336
Cross Country Healthcare, Inc. (I)	5,506	85,178
DaVita, Inc. (I)	21,674	1,504,392
Diplomat Pharmacy, Inc. (I)	7,800	105,690
Envision Healthcare Corp. (I)	16,088	1,126,160
Express Scripts Holding Company (I)	84,622	5,978,544
Fresenius Medical Care AG & Company KGaA	32,409	2,696,419
Fresenius SE & Company KGaA	61,996	4,922,059
Genesis Healthcare, Inc. (I)	6,942	22,353
HCA Holdings, Inc. (I)	40,104	3,498,673
HealthEquity, Inc. (I)	7,224	315,689
Healthscope, Ltd.	312,966	539,208
HealthSouth Corp.	36,699	1,553,102
Henry Schein, Inc. (I)	11,055	1,896,596
Humana, Inc.	20,466	4,323,443
IHH Healthcare BHD	202,809	274,450
Kindred Healthcare, Inc.	14,375	129,375
Laboratory Corp. of America Holdings (I)	14,159	2,014,259
Landauer, Inc.	1,626	84,959
LHC Group, Inc. (I)	2,545	122,211
Life Healthcare Group Holdings, Ltd.	81,873	208,978
LifePoint Health, Inc. (I)	9,885	633,134

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Magellan Health, Inc. (I)	4,155	$287,318
McKesson Corp.	31,016	4,656,432
Mediclinic International PLC	23,562	216,162
Mediclinic International PLC (London Stock Exchange)	34,581	317,984
Medipal Holdings Corp.	25,200	415,853
MEDNAX, Inc. (I)	22,802	1,623,274
Miraca Holdings, Inc.	8,300	396,904
Molina Healthcare, Inc. (I)	17,692	858,239
National HealthCare Corp.	1,821	135,883
Netcare, Ltd.	82,584	200,361
Nobilis Health Corp. (I)(L)	9,794	21,547
Odontoprev SA	55,497	212,808
Owens & Minor, Inc.	25,445	918,056
Patterson Companies, Inc. (L)	11,120	505,404
PharMerica Corp. (I)	4,998	122,951
Qualicorp SA	47,784	302,034
Quest Diagnostics, Inc.	19,037	1,854,965
Quorum Health Corp. (I)	5,070	43,349
RadNet, Inc. (I)	6,601	39,276
Ramsay Health Care, Ltd.	25,613	1,368,854
Ryman Healthcare, Ltd.	42,803	273,376
Select Medical Holdings Corp. (I)	17,846	256,982
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	59,700	153,706
Sinopharm Group Company, Ltd., H Shares	100,400	464,291
Sonic Healthcare, Ltd.	70,994	1,170,495
Surgery Partners, Inc. (I)	3,209	72,203
Surgical Care Affiliates, Inc. (I)	4,482	254,219
Suzuken Company, Ltd.	11,800	399,445
Teladoc, Inc. (I)	3,491	76,977
Tenet Healthcare Corp. (I)	19,622	378,705
The Ensign Group, Inc.	7,973	150,211
The Providence Service Corp. (I)	2,203	89,486
Tivity Health, Inc. (I)	5,373	155,280
Triple-S Management Corp., Class B (I)	3,978	74,269
UnitedHealth Group, Inc.	130,626	21,602,928
Universal American Corp. (I)	7,681	76,426
Universal Health Services, Inc., Class B	12,291	1,543,750
US Physical Therapy, Inc.	2,021	152,889
VCA, Inc. (I)	19,974	1,815,637
WellCare Health Plans, Inc. (I)	10,903	1,539,504
		105,537,566
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (I)	284,000	124,711
Allscripts Healthcare Solutions, Inc. (I)	45,564	554,970
Castlight Health, Inc., B Shares (I)	7,446	26,433
Cerner Corp. (I)	41,471	2,282,564
Computer Programs & Systems, Inc. (L)	1,998	53,746
Cotiviti Holdings, Inc. (I)(L)	2,082	78,033
Evolent Health, Inc., Class A (I)(L)	2,666	52,520
HealthStream, Inc. (I)	4,394	107,521
HMS Holdings Corp. (I)	14,240	265,291
M3, Inc.	29,600	751,532
Medidata Solutions, Inc. (I)	9,181	513,402
Omnicell, Inc. (I)	5,904	224,500
Quality Systems, Inc. (I)	8,728	133,189
Vocera Communications, Inc. (I)	4,291	88,781
		5,257,193
Life sciences tools and services – 0.3%
Accelerate Diagnostics, Inc. (I)(L)	3,864	98,532
Agilent Technologies, Inc.	37,837	1,941,038
Albany Molecular Research, Inc. (I)(L)	4,641	69,476
Bio-Rad Laboratories, Inc., Class A (I)	5,110	994,610
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Bio-Techne Corp.	9,185	$976,549
Cambrex Corp. (I)	5,343	301,078
Charles River Laboratories International, Inc. (I)	11,651	1,013,287
Enzo Biochem, Inc. (I)	7,028	45,331
Eurofins Scientific SE	1,500	640,869
Fluidigm Corp. (I)	5,162	33,863
Illumina, Inc. (I)	17,118	2,865,553
INC Research Holdings, Inc., Class A (I)	6,905	301,403
Lonza Group AG (I)	9,549	1,758,546
Luminex Corp. (I)	6,609	122,795
Medpace Holdings, Inc. (I)	1,406	40,704
Mettler-Toledo International, Inc. (I)	3,060	1,457,233
NanoString Technologies, Inc. (I)	2,538	47,892
NeoGenomics, Inc. (I)	8,993	72,574
Pacific Biosciences of California, Inc. (I)	13,662	68,993
PAREXEL International Corp. (I)	21,856	1,413,865
PerkinElmer, Inc.	12,687	688,397
PRA Health Sciences, Inc. (I)	4,010	236,630
Qiagen NV (I)	32,238	916,849
Samsung Biologics Company, Ltd. (I)	2,204	320,368
Thermo Fisher Scientific, Inc.	46,044	7,260,218
Waters Corp. (I)	9,391	1,455,511
		25,142,164
Pharmaceuticals – 4.1%
AcelRx Pharmaceuticals, Inc. (I)(L)	6,689	20,401
Aclaris Therapeutics, Inc. (I)(L)	1,649	51,498
Aerie Pharmaceuticals, Inc. (I)	4,045	191,531
Agile Therapeutics, Inc. (I)	2,516	5,586
Akorn, Inc. (I)	21,582	449,121
Allergan PLC	42,877	10,497,147
Amphastar Pharmaceuticals, Inc. (I)	6,088	94,181
ANI Pharmaceuticals, Inc. (I)	1,343	79,331
Aratana Therapeutics, Inc. (I)(L)	5,918	39,118
Aspen Pharmacare Holdings, Ltd.	32,474	701,179
Astellas Pharma, Inc.	325,000	4,377,858
AstraZeneca PLC	199,233	11,481,806
Bayer AG	125,097	13,769,154
Bristol-Myers Squibb Company	191,076	10,835,920
Catalent, Inc. (I)	47,384	1,359,921
Cempra, Inc. (I)(L)	7,818	26,581
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	105,000	170,898
Chugai Pharmaceutical Company, Ltd.	33,400	1,114,753
Clearside Biomedical, Inc. (I)	1,500	11,775
Collegium Pharmaceutical, Inc. (I)(L)	2,289	30,352
Corcept Therapeutics, Inc. (I)	12,909	116,052
CSPC Pharmaceutical Group, Ltd.	344,000	420,684
Daiichi Sankyo Company, Ltd.	91,400	2,084,205
Depomed, Inc. (I)	10,254	168,063
Dermira, Inc. (I)	4,095	137,961
Durect Corp. (I)	24,060	24,782
Egalet Corp. (I)(L)	3,892	19,226
Eisai Company, Ltd.	38,300	2,150,053
Eli Lilly & Company	111,062	9,197,044
Endo International PLC (I)	22,777	310,906
Endocyte, Inc. (I)	7,753	15,894
Galenica AG	697	817,579
GlaxoSmithKline PLC	767,691	15,709,194
Hanmi Pharm Company, Ltd. (I)	737	209,194
Hanmi Science Company, Ltd. (I)	1,647	95,484
Heska Corp. (I)	1,019	94,502
Hikma Pharmaceuticals PLC	22,871	610,169
Hisamitsu Pharmaceutical Company, Inc.	9,200	494,865
Horizon Pharma PLC (I)	27,090	434,795

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hypermarcas SA	74,279	$644,801
Impax Laboratories, Inc. (I)	12,369	176,258
Innoviva, Inc. (I)(L)	13,691	158,131
Intersect ENT, Inc. (I)	4,638	63,077
Intra-Cellular Therapies, Inc. (I)	5,995	78,235
Johnson & Johnson	311,084	38,017,576
Kalbe Farma Tbk PT	2,006,210	229,726
Kyowa Hakko Kirin Company, Ltd.	38,537	577,491
Lannett Company, Inc. (I)(L)	4,728	104,016
Mallinckrodt PLC (I)	12,155	637,165
Merck & Company, Inc.	315,210	20,762,883
Merck KGaA	19,568	2,136,349
Mitsubishi Tanabe Pharma Corp.	33,900	697,883
Mylan NV (I)	52,841	2,211,396
MyoKardia, Inc. (I)	2,275	27,641
Nektar Therapeutics (I)	23,940	313,135
Novartis AG	402,694	31,447,138
Novo Nordisk A/S, Class B	353,072	12,501,198
Ocular Therapeutix, Inc. (I)(L)	3,054	25,470
Omeros Corp. (I)(L)	7,225	87,928
Ono Pharmaceutical Company, Ltd.	61,800	1,368,493
Orion OYJ, Class B	6,116	301,412
Otsuka Holdings Company, Ltd.	58,900	2,684,579
Pacira Pharmaceuticals, Inc. (I)	6,146	268,580
Paratek Pharmaceuticals, Inc. (I)	3,264	48,797
Perrigo Company PLC	16,463	1,230,939
Pfizer, Inc.	693,780	23,671,774
Phibro Animal Health Corp., Class A	3,297	91,821
Prestige Brands Holdings, Inc. (I)	21,918	1,240,997
Reata Pharmaceuticals, Inc., Class A (I)(L)	1,116	28,291
Revance Therapeutics, Inc. (I)(L)	3,609	75,789
Richter Gedeon Nyrt	23,255	515,669
Roche Holding AG	126,686	30,835,920
Sanofi	158,609	13,681,291
Santen Pharmaceutical Company, Ltd.	55,700	798,560
SciClone Pharmaceuticals, Inc. (I)	8,646	85,595
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	35,100	120,627
Shionogi & Company, Ltd.	45,200	2,213,657
Sino Biopharmaceutical, Ltd.	372,000	320,608
Sucampo Pharmaceuticals, Inc., Class A (I)	4,111	48,304
Sumitomo Dainippon Pharma Company, Ltd.	24,800	438,079
Supernus Pharmaceuticals, Inc. (I)	7,901	203,056
Taisho Pharmaceutical Holdings Company, Ltd.	5,300	431,948
Takeda Pharmaceutical Company, Ltd.	107,400	4,994,609
Taro Pharmaceutical Industries, Ltd. (I)(L)	700	83,937
Teligent, Inc. (I)(L)	7,442	53,210
Tetraphase Pharmaceuticals, Inc. (I)	6,647	34,365
Teva Pharmaceutical Industries, Ltd.	15,900	559,313
Teva Pharmaceutical Industries, Ltd., ADR	24,336	852,247
The Medicines Company (I)(L)	11,266	590,564
TherapeuticsMD, Inc. (I)(L)	25,297	158,865
Theravance Biopharma, Inc. (I)(L)	6,129	187,670
UCB SA	21,360	1,520,109
Valeant Pharmaceuticals International, Inc. (I)	47,955	682,028
WaVe Life Sciences, Ltd. (I)(L)	1,287	38,739
Yuhan Corp.	1,083	214,285
Zoetis, Inc.	56,703	3,022,837
Zogenix, Inc. (I)(L)	4,301	44,515
		293,059,124
		701,376,829
COMMON STOCKS (continued)
Industrials – 11.0%
Aerospace and defense – 1.5%
AAR Corp.	5,543	$190,790
Aerojet Rocketdyne Holdings, Inc. (I)	10,086	195,568
Aerovironment, Inc. (I)	3,588	96,948
Airbus SE	79,248	5,822,859
Arconic, Inc.	69,906	2,012,594
Astronics Corp. (I)	3,014	100,999
Astronics Corp., Class B (I)	264	9,037
AviChina Industry & Technology Company, Ltd., H Shares	184,000	133,842
B/E Aerospace, Inc.	25,012	1,590,763
BAE Systems PLC	500,567	3,918,710
Bombardier, Inc., Class B (I)	283,479	490,891
CAE, Inc.	43,642	655,517
Cobham PLC	270,261	402,013
Cubic Corp.	4,206	221,025
Curtiss-Wright Corp.	18,258	1,786,180
Dassault Aviation SA	300	339,732
DigitalGlobe, Inc. (I)	10,568	334,477
Ducommun, Inc. (I)	1,889	58,200
Elbit Systems, Ltd.	1,129	133,299
Embraer SA	142,008	816,357
Engility Holdings, Inc. (I)	3,104	97,186
Esterline Technologies Corp. (I)	12,240	1,088,136
General Dynamics Corp.	45,355	8,608,833
Hanwha Techwin Company, Ltd. (I)	5,200	201,910
Huntington Ingalls Industries, Inc.	11,414	2,493,959
KLX, Inc. (I)	21,831	1,098,973
Korea Aerospace Industries, Ltd. (I)	8,759	451,277
Kratos Defense & Security Solutions, Inc. (I)	8,095	66,784
L3 Technologies, Inc.	12,247	2,061,415
Leonardo SpA (I)	69,233	952,015
Lockheed Martin Corp.	39,933	10,645,339
Meggitt PLC	121,382	709,499
Mercury Systems, Inc. (I)	6,486	242,317
Moog, Inc., Class A (I)	5,387	364,053
National Presto Industries, Inc.	824	82,070
Northrop Grumman Corp.	27,924	6,899,741
Orbital ATK, Inc.	14,415	1,332,234
Raytheon Company	46,536	7,173,524
Rockwell Collins, Inc.	20,639	1,972,882
Rolls-Royce Holdings PLC (I)	288,813	2,820,745
Safran SA	42,704	3,040,437
Singapore Technologies Engineering, Ltd.	97,500	255,915
Sparton Corp. (I)	1,670	38,727
TASER International, Inc. (I)	8,759	224,844
Teledyne Technologies, Inc. (I)	14,299	1,879,032
Thales SA	14,354	1,414,019
The Boeing Company	90,941	16,390,296
The KEYW Holding Corp. (I)(L)	6,189	61,395
TransDigm Group, Inc.	7,942	2,018,856
Triumph Group, Inc.	8,286	230,351
United Technologies Corp.	121,314	13,653,891
Vectrus, Inc. (I)	1,959	47,427
Wesco Aircraft Holdings, Inc. (I)	9,289	112,397
Zodiac Aerospace	27,996	821,741
		108,862,021
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (I)	8,264	140,653
Atlas Air Worldwide Holdings, Inc. (I)	4,125	234,506
Bollore SA (I)	117,738	456,728

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
C.H. Robinson Worldwide, Inc.	37,514	$3,015,000
Deutsche Post AG	147,107	5,041,549
Echo Global Logistics, Inc. (I)	4,824	105,404
Expeditors International of Washington, Inc.	47,784	2,694,062
FedEx Corp.	64,570	12,460,719
Forward Air Corp.	5,024	248,939
Hub Group, Inc., Class A (I)	5,652	285,426
Hyundai Glovis Company, Ltd.	2,290	310,613
Park-Ohio Holdings Corp.	1,520	67,868
Royal Mail PLC	139,903	720,046
Sinotrans, Ltd., H Shares	177,000	80,249
United Parcel Service, Inc., Class B	182,103	19,259,213
XPO Logistics, Inc. (I)	16,363	834,349
Yamato Holdings Company, Ltd.	52,300	1,141,624
		47,096,948
Airlines – 0.6%
Air China, Ltd., H Shares	157,466	121,532
AirAsia BHD	82,646	50,229
Alaska Air Group, Inc.	32,656	3,194,410
Allegiant Travel Company	2,197	382,498
American Airlines Group, Inc.	137,259	6,363,327
ANA Holdings, Inc.	173,000	517,213
Cathay Pacific Airways, Ltd.	153,000	224,590
China Airlines, Ltd.	536,000	176,216
China Southern Airlines Company, Ltd., H Shares	158,400	102,988
Delta Air Lines, Inc.	194,368	9,704,794
Deutsche Lufthansa AG	36,346	532,143
easyJet PLC	24,251	286,126
Eva Airways Corp.	413,450	205,543
Hawaiian Holdings, Inc. (I)	8,789	427,585
International Consolidated Airlines Group SA	143,189	951,226
Japan Airlines Company, Ltd.	17,900	584,958
JetBlue Airways Corp. (I)	79,694	1,590,692
Korean Air Lines Company, Ltd. (I)	4,811	122,828
Latam Airlines Group SA (I)	48,115	489,608
Qantas Airways, Ltd.	88,993	255,846
Ryanair Holdings PLC, ADR (I)	3,764	307,707
Singapore Airlines, Ltd.	34,340	243,623
SkyWest, Inc.	8,415	295,787
Southwest Airlines Company	162,443	9,389,205
Turk Hava Yollari (I)	105,240	157,519
United Continental Holdings, Inc. (I)	76,488	5,666,996
		42,345,189
Building products – 0.5%
AAON, Inc.	6,868	231,108
Advanced Drainage Systems, Inc.	5,951	131,220
Allegion PLC	15,290	1,109,901
American Woodmark Corp. (I)	2,308	199,527
AO Smith Corp.	36,360	1,831,090
Apogee Enterprises, Inc.	4,812	275,150
Armstrong Flooring, Inc. (I)	4,117	87,980
Asahi Glass Company, Ltd.	151,000	1,232,551
Assa Abloy AB	158,934	3,084,077
Builders FirstSource, Inc. (I)	14,182	183,515
Caesarstone, Ltd. (I)	4,015	134,101
Cie de Saint-Gobain	68,337	3,277,272
Continental Building Products, Inc. (I)	5,840	142,788
CSW Industrials, Inc. (I)	2,502	92,824
Daikin Industries, Ltd.	35,500	3,369,147
Fortune Brands Home & Security, Inc.	24,549	1,419,669
Geberit AG	6,604	2,858,353
Gibraltar Industries, Inc. (I)	5,293	219,395
Griffon Corp.	5,032	126,555
COMMON STOCKS (continued)
Building products (continued)
Insteel Industries, Inc.	2,998	$108,288
Johnson Controls International PLC	148,760	6,238,994
KCC Corp.	767	234,754
Lennox International, Inc.	9,538	1,570,146
LIXIL Group Corp.	39,700	972,532
Masco Corp.	51,685	1,745,919
Masonite International Corp. (I)	5,022	392,218
NCI Building Systems, Inc. (I)	4,572	73,152
Patrick Industries, Inc. (I)	2,443	195,074
PGT Innovations, Inc. (I)	8,299	83,405
Ply Gem Holdings, Inc. (I)	3,946	68,660
Quanex Building Products Corp.	5,832	114,016
Simpson Manufacturing Company, Inc.	6,938	299,444
TOTO, Ltd.	21,300	819,496
Trex Company, Inc. (I)	4,924	334,881
Universal Forest Products, Inc.	3,313	317,419
		33,574,621
Commercial services and supplies – 0.5%
ABM Industries, Inc.	9,231	376,532
ACCO Brands Corp. (I)	17,782	238,279
Aqua Metals, Inc. (I)(L)	2,104	35,852
ARC Document Solutions, Inc. (I)	7,578	30,464
Babcock International Group PLC	40,153	472,079
Brady Corp., Class A	7,653	292,727
Brambles, Ltd.	287,657	2,053,172
Casella Waste Systems, Inc., Class A (I)	6,735	78,665
CECO Environmental Corp.	5,077	57,370
China Everbright International, Ltd.	207,000	268,073
Cintas Corp.	14,626	1,726,014
Clean Harbors, Inc. (I)	12,857	745,192
Copart, Inc. (I)	25,105	1,484,710
Dai Nippon Printing Company, Ltd.	80,000	870,940
Deluxe Corp.	20,083	1,477,908
Edenred	28,679	649,215
Ennis, Inc.	4,629	75,684
Essendant, Inc.	6,315	100,598
G&K Services, Inc., Class A	3,244	306,558
G4S PLC	243,300	791,679
Healthcare Services Group, Inc.	11,746	486,049
Heritage-Crystal Clean, Inc. (I)	2,571	38,308
Herman Miller, Inc.	24,807	739,249
HNI Corp.	18,564	850,602
InnerWorkings, Inc. (I)	6,935	67,339
Interface, Inc.	10,963	207,201
ISS A/S	29,974	1,166,326
KEPCO Plant Service & Engineering Company, Ltd. (I)	2,972	159,849
Kimball International, Inc., Class B	6,533	107,141
Knoll, Inc.	8,051	179,940
Matthews International Corp., Class A	5,347	352,100
McGrath RentCorp	3,923	147,622
Mobile Mini, Inc.	7,479	243,441
MSA Safety, Inc.	12,858	928,991
Multi-Color Corp.	2,303	165,125
Park24 Company, Ltd.	15,200	427,111
Pitney Bowes, Inc.	77,284	1,054,154
Quad/Graphics, Inc.	4,783	129,858
Republic Services, Inc.	39,896	2,471,557
Rollins, Inc.	23,595	862,633
S-1 Corp.	2,168	174,379
Secom Company, Ltd.	31,500	2,297,406
Securitas AB, B Shares	49,210	749,745
Societe BIC SA	3,790	469,034
Sohgo Security Services Company, Ltd.	10,500	397,711

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
SP Plus Corp. (I)	3,001	$96,782
Steelcase, Inc., Class A	14,418	230,688
Stericycle, Inc. (I)	14,542	1,205,241
Team, Inc. (I)	4,841	166,288
Tetra Tech, Inc.	9,642	388,091
The Brink’s Company	7,508	401,303
Toppan Printing Company, Ltd.	79,000	796,418
UniFirst Corp.	2,497	332,351
US Ecology, Inc.	3,713	188,435
Viad Corp.	3,326	156,987
VSE Corp.	1,595	64,885
Waste Management, Inc.	69,593	5,102,559
West Corp.	7,322	175,069
		36,309,679
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	31,632	991,654
AECOM (I)	37,898	1,377,592
Aegion Corp. (I)	5,902	134,330
Ameresco, Inc., Class A (I)	4,867	24,578
Argan, Inc.	2,205	151,925
Boskalis Westminster	5,402	197,102
Bouygues SA	28,354	1,093,662
China Communications Construction Company, Ltd., H Shares	378,365	488,210
China Railway Construction Corp., H Shares	170,800	241,489
China Railway Group, Ltd., H Shares	341,000	297,865
China State Construction International Holdings, Ltd.	156,000	254,841
CIMIC Group, Ltd.	17,999	521,085
Comfort Systems USA, Inc.	6,176	235,614
Daelim Industrial Company, Ltd. (I)	3,677	271,581
Daewoo Engineering & Construction Company, Ltd. (I)	16,470	89,318
Dialog Group BHD	161,212	60,972
Dycom Industries, Inc. (I)(L)	12,844	1,055,520
Eiffage SA	7,870	562,075
EMCOR Group, Inc.	24,990	1,536,385
Ferrovial SA	81,025	1,534,961
Fluor Corp.	22,227	1,231,154
Gamuda BHD	97,300	107,565
Granite Construction, Inc.	16,331	865,706
Great Lakes Dredge & Dock Corp. (I)	10,835	47,132
GS Engineering & Construction Corp. (I)	6,565	172,782
HC2 Holdings, Inc. (I)	6,160	33,880
HOCHTIEF AG	3,059	465,910
Hyundai Development Company	7,468	288,910
Hyundai Engineering & Construction Company, Ltd.	9,364	395,228
IES Holdings, Inc. (I)	1,329	24,919
IJM Corp. BHD	171,500	129,385
Jacobs Engineering Group, Inc.	18,829	1,062,144
JGC Corp.	31,000	555,805
Kajima Corp.	133,000	866,850
KBR, Inc.	35,121	528,571
Layne Christensen Company (I)	3,340	31,897
MasTec, Inc. (I)	11,023	432,653
MYR Group, Inc. (I)	2,544	95,425
NV5 Global, Inc. (I)	1,313	48,318
Obayashi Corp.	95,800	891,309
Orion Group Holdings, Inc. (I)	4,911	45,967
Primoris Services Corp.	6,764	168,153
Quanta Services, Inc. (I)	24,082	898,740
Shimizu Corp.	83,000	761,327
COMMON STOCKS (continued)
Construction and engineering (continued)
Sinopec Engineering Group Company, Ltd., H Shares	107,500	$97,724
Skanska AB, Series B	53,893	1,282,714
SNC-Lavalin Group, Inc.	22,854	930,713
Taisei Corp.	157,000	1,101,626
Tutor Perini Corp. (I)	6,308	192,079
Valmont Industries, Inc.	5,542	871,480
Vinci SA	68,935	4,969,844
Waskita Karya Persero Tbk PT	443,000	82,220
		30,798,889
Electrical equipment – 0.7%
ABB, Ltd.	339,619	7,672,083
Acuity Brands, Inc.	7,006	1,480,368
Allied Motion Technologies, Inc.	1,345	32,482
AMETEK, Inc.	36,442	1,966,775
Atkore International Group, Inc. (I)	2,036	53,384
AZZ, Inc.	4,367	256,125
Babcock & Wilcox Enterprises, Inc. (I)	7,699	127,034
Doosan Heavy Industries and Construction Company, Ltd.	6,310	136,767
Eaton Corp. PLC	71,512	5,147,434
Emerson Electric Company	102,098	6,136,090
Encore Wire Corp.	3,507	166,583
Energous Corp. (I)(L)	2,532	38,841
EnerSys	17,947	1,377,073
Fuji Electric Company, Ltd.	83,000	458,436
Generac Holdings, Inc. (I)	10,914	426,083
General Cable Corp.	8,258	137,909
Hubbell, Inc.	12,673	1,503,271
Legrand SA	36,160	2,041,734
LSI Industries, Inc.	4,753	46,960
Mabuchi Motor Company, Ltd.	7,300	393,875
Mitsubishi Electric Corp.	292,600	4,289,778
Nidec Corp.	36,000	3,363,031
OSRAM Licht AG	13,371	793,864
Plug Power, Inc. (I)(L)	32,838	35,465
Powell Industries, Inc.	1,608	52,485
Prysmian SpA	33,872	862,210
Regal Beloit Corp.	11,019	820,365
Rockwell Automation, Inc.	20,257	3,060,833
Schneider Electric SE	1,474	99,945
Schneider Electric SE (Euronext Paris)	75,494	5,115,118
Shanghai Electric Group Company, Ltd., H Shares (I)	245,136	126,843
Sunrun, Inc. (I)(L)	10,811	61,515
Teco Electric & Machinery Company, Ltd.	388,000	349,442
Thermon Group Holdings, Inc. (I)	5,633	113,561
Vestas Wind Systems A/S	40,941	3,031,667
Vicor Corp. (I)	3,067	49,839
Zhuzhou CRRC Times Electric Company, Ltd.	45,500	244,692
		52,069,960
Industrial conglomerates – 1.6%
3M Company	95,311	17,761,205
Aboitiz Equity Ventures, Inc.	284,910	416,553
Alfa SAB de CV, Class A	467,300	595,885
Alliance Global Group, Inc.	293,900	74,264
Beijing Enterprises Holdings, Ltd.	43,614	228,116
Berli Jucker PCL	282,500	372,049
Bidvest Group, Ltd.	27,650	326,658
Carlisle Companies, Inc.	15,878	1,640,197
CITIC, Ltd.	360,033	517,218
CJ Corp.	1,925	293,364
CK Hutchison Holdings, Ltd.	353,948	4,371,835
DCC PLC	13,691	1,166,382

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
DMCI Holdings, Inc.	534,100	$134,659
Far Eastern New Century Corp.	655,133	584,745
Fosun International, Ltd.	218,500	343,356
General Electric Company	1,401,585	41,781,249
Grupo Carso SAB de CV, Series A1	96,500	408,593
HAP Seng Consolidated BHD	37,800	76,900
Honeywell International, Inc.	120,771	15,035,990
Jardine Matheson Holdings, Ltd.	32,700	2,029,165
JG Summit Holdings, Inc.	417,120	643,548
Keihan Holdings Company, Ltd.	76,000	480,383
Keppel Corp., Ltd.	97,231	471,854
KOC Holdings AS	110,455	449,006
Koninklijke Philips NV	60,874	1,844,470
LG Corp.	12,013	666,518
NWS Holdings, Ltd.	192,230	350,115
Raven Industries, Inc.	6,070	179,369
Roper Technologies, Inc.	16,167	3,382,136
Samsung C&T Corp.	9,630	1,046,012
Seibu Holdings, Inc.	25,300	433,303
Sembcorp Industries, Ltd.	63,100	143,930
Shanghai Industrial Holdings, Ltd.	42,070	117,400
Siemens AG	115,809	15,055,253
Sime Darby BHD	148,200	299,031
SK Holdings Company, Ltd.	5,780	1,113,790
SM Investments Corp.	36,095	476,028
Smiths Group PLC	61,887	1,148,372
Toshiba Corp. (I)	614,000	1,127,950
Turkiye Sise ve Cam Fabrikalari AS	123,298	132,508
		117,719,359
Machinery – 1.8%
Actuant Corp., Class A	9,849	261,491
AGCO Corp.	16,598	1,011,150
Alamo Group, Inc.	1,637	123,021
Albany International Corp., Class A	4,782	216,864
Alfa Laval AB	47,308	854,572
Alstom SA (I)	20,270	550,053
Altra Industrial Motion Corp.	4,282	166,356
Amada Holdings Company, Ltd.	51,000	576,175
American Railcar Industries, Inc. (L)	1,387	61,805
ANDRITZ AG	11,842	618,621
Astec Industries, Inc.	3,258	205,808
Atlas Copco AB, A Shares	107,537	3,512,848
Atlas Copco AB, B Shares	61,989	1,829,402
Barnes Group, Inc.	8,439	422,878
Briggs & Stratton Corp.	7,041	150,677
Caterpillar, Inc.	92,776	8,967,728
Chart Industries, Inc. (I)	5,113	181,972
China Conch Venture Holdings, Ltd.	102,900	203,917
CIRCOR International, Inc.	2,761	171,486
CNH Industrial NV	176,615	1,635,672
Columbus McKinnon Corp.	3,464	89,406
Crane Company	12,274	887,287
CRRC Corp., Ltd., H Shares	350,000	335,650
Cummins, Inc.	24,358	3,616,919
Deere & Company	45,670	5,000,408
DMC Global, Inc.	2,539	37,958
Donaldson Company, Inc.	32,509	1,396,262
Douglas Dynamics, Inc.	3,805	126,897
Dover Corp.	24,776	1,984,558
Energy Recovery, Inc. (I)	5,929	49,863
EnPro Industries, Inc.	3,601	235,073
ESCO Technologies, Inc.	4,207	228,019
FANUC Corp.	29,300	5,754,369
Federal Signal Corp.	10,157	151,136
COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	20,780	$965,231
Fortive Corp.	47,988	2,766,508
Franklin Electric Company, Inc.	7,775	325,773
FreightCar America, Inc.	2,277	31,218
GEA Group AG	27,799	1,080,470
Global Brass & Copper Holdings, Inc.	3,622	121,880
Graco, Inc.	13,708	1,244,138
Graham Corp.	2,071	45,417
Haitian International Holdings, Ltd.	55,000	115,720
Harsco Corp. (I)	13,559	191,182
Hillenbrand, Inc.	9,875	358,956
Hino Motors, Ltd.	39,200	454,672
Hitachi Construction Machinery Company, Ltd.	16,800	390,351
Hiwin Technologies Corp.	42,430	270,246
Hoshizaki Corp.	7,600	602,563
Hurco Companies, Inc.	1,244	34,210
Hyster-Yale Materials Handling, Inc.	1,601	97,485
Hyundai Heavy Industries Company, Ltd. (I)	5,357	777,665
IDEX Corp.	18,769	1,730,314
IHI Corp. (I)	220,000	684,043
Illinois Tool Works, Inc.	50,073	6,610,137
IMI PLC	42,792	659,217
Ingersoll-Rand PLC	40,747	3,233,682
ITT, Inc.	21,713	889,582
John Bean Technologies Corp.	4,858	434,305
Joy Global, Inc.	40,591	1,144,260
JTEKT Corp.	35,000	594,061
Kadant, Inc.	1,842	114,020
Kawasaki Heavy Industries, Ltd.	214,000	670,609
Kennametal, Inc.	32,861	1,218,814
Komatsu, Ltd.	139,900	3,363,028
Kone OYJ, Class B (L)	20,423	913,443
Kubota Corp.	160,700	2,557,138
Kurita Water Industries, Ltd.	14,700	350,797
Lincoln Electric Holdings, Inc.	15,279	1,286,645
Lindsay Corp. (L)	1,759	140,843
Lydall, Inc. (I)	2,777	140,794
Makita Corp.	16,700	1,156,204
MAN SE	4,737	486,248
Meritor, Inc. (I)	13,799	225,614
Metso OYJ	6,993	206,204
Milacron Holdings Corp. (I)	2,566	46,599
Miller Industries, Inc.	2,242	56,050
MINEBEA MITSUMI, Inc.	53,200	654,709
Mitsubishi Heavy Industries, Ltd.	487,000	1,922,203
Mueller Industries, Inc.	9,532	398,628
Mueller Water Products, Inc., Class A	26,093	323,292
Nabtesco Corp.	17,500	486,355
Navistar International Corp. (I)	8,315	224,754
NGK Insulators, Ltd.	39,600	852,560
NN, Inc.	4,588	92,219
Nordson Corp.	13,094	1,571,804
NSK, Ltd.	66,700	950,958
Oshkosh Corp.	18,331	1,244,492
PACCAR, Inc.	55,428	3,703,145
Parker-Hannifin Corp.	21,129	3,271,614
Pentair PLC	26,597	1,544,222
Proto Labs, Inc. (I)	4,135	225,771
RBC Bearings, Inc. (I)	3,833	357,619
Rexnord Corp. (I)	13,995	310,269
Samsung Heavy Industries Company, Ltd. (I)	32,131	317,574
Sandvik AB	170,327	2,312,092
Schindler Holding AG, Participation Certificates	7,421	1,435,110
Schindler Holding AG, Registered Shares	3,408	652,575
Sembcorp Marine, Ltd.	3,900	4,947

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SKF AB, B Shares	62,842	$1,194,111
SMC Corp.	8,700	2,462,265
Snap-on, Inc.	9,274	1,573,520
SPX Corp. (I)	6,911	182,312
SPX FLOW, Inc. (I)	5,981	203,354
Standex International Corp.	2,124	202,842
Stanley Black & Decker, Inc.	23,736	3,018,032
Sumitomo Heavy Industries, Ltd.	86,000	607,815
Sun Hydraulics Corp.	3,960	146,520
Supreme Industries, Inc., Class A	2,322	45,395
Tennant Company	2,965	208,291
Terex Corp.	26,070	814,427
The ExOne Company (I)(L)	2,007	19,909
The Gorman-Rupp Company	3,115	96,970
The Greenbrier Companies, Inc. (L)	4,507	189,519
The Manitowoc Company, Inc. (I)	21,071	128,112
The Timken Company	17,240	762,008
The Toro Company	26,910	1,620,251
The Weir Group PLC	34,279	800,830
THK Company, Ltd.	18,700	482,108
Titan International, Inc.	7,495	99,234
TriMas Corp. (I)	7,699	169,763
Trinity Industries, Inc.	37,482	1,006,017
Volvo AB, Series B	245,327	3,196,536
Wabash National Corp. (L)	10,723	226,791
Wabtec Corp. (L)	21,927	1,756,791
Wartsila OYJ ABP (L)	8,915	457,757
Watts Water Technologies, Inc., Class A	4,641	296,792
WEG SA	118,460	644,611
Weichai Power Company, Ltd., H Shares	83,840	147,622
Woodward, Inc.	22,510	1,585,830
Xylem, Inc.	28,622	1,377,291
Yangzijiang Shipbuilding Holdings, Ltd.	118,700	78,301
Zardoya Otis SA	30,397	242,265
		129,303,741
Marine – 0.1%
A.P. Moller – Maersk A/S, Series A	677	1,049,210
A.P. Moller – Maersk A/S, Series B	1,227	1,995,122
Costamare, Inc.	4,898	29,927
Evergreen Marine Corp Taiwan, Ltd. (I)	358,760	169,520
Kirby Corp. (I)	13,258	917,454
Kuehne + Nagel International AG	9,572	1,362,828
Matson, Inc.	7,268	246,603
MISC BHD	75,100	125,245
Mitsui O.S.K. Lines, Ltd.	179,000	590,037
Nippon Yusen KK	244,000	537,841
Scorpio Bulkers, Inc. (I)	9,968	73,763
		7,097,550
Professional services – 0.5%
Acacia Research Corp. (I)	8,856	51,808
Adecco Group AG	29,388	2,113,190
Barrett Business Services, Inc.	1,229	78,693
Bureau Veritas SA	35,585	679,100
Capita PLC	105,353	736,312
CBIZ, Inc. (I)	8,564	113,901
CEB, Inc.	13,324	1,033,276
CRA International, Inc.	1,391	49,881
Equifax, Inc.	20,389	2,673,202
Experian PLC	151,186	2,994,994
Exponent, Inc.	4,282	246,001
Franklin Covey Company (I)	1,925	34,554
FTI Consulting, Inc. (I)	17,309	696,514
GP Strategies Corp. (I)	2,208	54,427
Heidrick & Struggles International, Inc.	3,190	77,996
COMMON STOCKS (continued)
Professional services (continued)
Hill International, Inc. (I)	6,840	$33,858
Huron Consulting Group, Inc. (I)	3,646	158,419
ICF International, Inc. (I)	3,016	129,537
Insperity, Inc.	2,607	217,033
Intertek Group PLC	25,146	1,100,930
Kelly Services, Inc., Class A	4,981	106,494
Kforce, Inc.	4,200	108,150
Korn/Ferry International	9,600	296,736
ManpowerGroup, Inc.	16,508	1,601,936
Mistras Group, Inc. (I)	2,955	66,547
Navigant Consulting, Inc. (I)	7,917	184,466
Nielsen Holdings PLC	57,440	2,548,038
On Assignment, Inc. (I)	8,510	401,587
Randstad Holding NV	7,595	442,334
Recruit Holdings Company, Ltd.	55,500	2,723,843
RELX NV	63,038	1,116,243
RELX PLC	171,232	3,198,055
Resources Connection, Inc.	6,238	105,422
Robert Half International, Inc.	22,240	1,072,858
RPX Corp. (I)	8,680	93,310
SEEK, Ltd.	59,693	717,654
SGS SA	977	2,075,783
The Advisory Board Company (I)	6,907	310,815
The Dun & Bradstreet Corp.	6,194	653,715
TriNet Group, Inc. (I)	7,112	190,957
TrueBlue, Inc. (I)	7,084	183,830
Verisk Analytics, Inc. (I)	26,836	2,225,241
WageWorks, Inc. (I)	6,111	470,547
Wolters Kluwer NV	19,237	788,456
		34,956,643
Road and rail – 1.3%
ArcBest Corp.	4,167	122,301
Aurizon Holdings, Ltd.	370,603	1,454,118
Avis Budget Group, Inc. (I)	21,636	748,173
BTS Group Holdings PCL	1,453,500	340,994
Canadian National Railway Company	114,104	7,934,532
Canadian Pacific Railway, Ltd.	20,781	3,057,695
Celadon Group, Inc.	4,914	39,558
Central Japan Railway Company	21,800	3,568,654
CJ Korea Express Company, Ltd. (I)	904	137,773
ComfortDelGro Corp., Ltd.	146,900	258,444
Covenant Transportation Group, Inc., Class A (I)	2,076	41,603
CSX Corp.	247,407	12,014,084
DSV A/S	34,818	1,711,968
East Japan Railway Company	49,900	4,514,351
Genesee & Wyoming, Inc., Class A (I)	15,090	1,118,773
Hankyu Hanshin Holdings, Inc.	35,800	1,199,409
Heartland Express, Inc. (L)	7,723	160,175
J.B. Hunt Transport Services, Inc.	23,181	2,275,679
Kansas City Southern	28,499	2,525,866
Keikyu Corp.	70,000	770,844
Keio Corp.	86,000	676,419
Keisei Electric Railway Company, Ltd.	20,400	483,846
Kintetsu Group Holdings Company, Ltd.	267,000	992,074
Knight Transportation, Inc.	11,029	360,648
Landstar System, Inc.	10,285	892,738
Localiza Rent a Car SA	34,236	423,447
Marten Transport, Ltd.	4,139	101,612
MTR Corp., Ltd.	194,028	1,025,730
Nagoya Railroad Company, Ltd.	134,000	614,687
Nippon Express Company, Ltd.	124,000	639,796
Norfolk Southern Corp.	77,057	9,326,209
Odakyu Electric Railway Company, Ltd.	44,700	883,709

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Old Dominion Freight Line, Inc. (I)	17,047	$1,564,233
Roadrunner Transportation Systems, Inc. (I)	5,497	41,447
Rumo Logistica Operadora Multimodal SA (I)	173,500	476,341
Ryder System, Inc.	14,164	1,078,589
Saia, Inc. (I)	4,242	205,101
Swift Transportation Company (I)(L)	12,441	270,219
Tobu Railway Company, Ltd.	141,000	722,100
Tokyu Corp.	161,000	1,193,614
Union Pacific Corp.	217,725	23,501,237
Universal Logistics Holdings, Inc.	1,625	22,181
Werner Enterprises, Inc.	18,424	515,872
West Japan Railway Company	24,700	1,635,836
YRC Worldwide, Inc. (I)	5,592	71,801
		91,714,480
Trading companies and distributors – 0.6%
AerCap Holdings NV (I)	10,500	475,650
Aircastle, Ltd.	7,872	189,164
AKR Corporindo Tbk PT	159,100	75,720
Applied Industrial Technologies, Inc.	6,062	382,209
Ashtead Group PLC	78,841	1,622,373
Beacon Roofing Supply, Inc. (I)	9,985	453,718
BMC Stock Holdings, Inc. (I)	9,270	194,670
Brenntag AG	23,042	1,320,439
Bunzl PLC	51,839	1,450,906
CAI International, Inc. (I)	3,107	48,065
DXP Enterprises, Inc. (I)	2,231	78,085
Fastenal Company	45,430	2,272,863
Finning International, Inc.	26,582	493,534
GATX Corp. (L)	16,597	963,954
GMS, Inc. (I)	1,239	37,269
H&E Equipment Services, Inc.	5,427	142,404
ITOCHU Corp.	226,500	3,280,051
Kaman Corp.	4,424	229,030
Lawson Products, Inc. (I)	1,316	36,387
Marubeni Corp.	252,300	1,633,357
MISUMI Group, Inc.	41,000	716,252
Mitsubishi Corp.	228,300	5,153,681
Mitsui & Company, Ltd.	257,600	3,943,222
MRC Global, Inc. (I)	15,698	317,257
MSC Industrial Direct Company, Inc., Class A	10,992	1,105,685
NOW, Inc. (I)	44,362	849,089
Posco Daewoo Corp.	6,017	130,496
Rexel SA	41,985	679,299
Rush Enterprises, Inc., Class A (I)	4,292	147,988
Rush Enterprises, Inc., Class B (I)	1,822	58,286
SiteOne Landscape Supply, Inc. (I)	2,006	78,655
SK Networks Company, Ltd.	16,392	107,333
Sumitomo Corp.	179,800	2,416,729
Textainer Group Holdings, Ltd.	3,845	60,559
Titan Machinery, Inc. (I)	3,268	46,242
Toyota Tsusho Corp.	31,900	951,284
Travis Perkins PLC	39,329	743,655
Triton International, Ltd.	6,660	164,569
United Rentals, Inc. (I)	13,360	1,710,481
Univar, Inc. (I)	7,155	230,391
Veritiv Corp. (I)	1,365	75,962
W.W. Grainger, Inc. (L)	8,646	2,143,862
Watsco, Inc.	6,351	941,663
Willis Lease Finance Corp. (I)	738	18,760
Wolseley PLC	39,948	2,437,459
		40,608,707
COMMON STOCKS (continued)
Transportation infrastructure – 0.2%
Abertis Infraestructuras SA	106,133	$1,554,921
Aena SA (S)	11,195	1,599,176
Aeroports de Paris	3,807	431,884
Airports of Thailand PCL	1,114,000	1,236,021
Atlantia SpA	70,592	1,652,860
Auckland International Airport, Ltd.	113,599	599,889
Bangkok Expressway & Metro PCL	1,746,900	352,472
Beijing Capital International Airport Company, Ltd., H Shares	130,611	139,965
CCR SA	189,315	1,096,371
China Merchants Port Holdings Company, Ltd.	108,031	301,221
COSCO SHIPPING Ports, Ltd.	115,508	128,644
Fraport AG Frankfurt Airport Services Worldwide	6,019	376,557
Groupe Eurotunnel SE	62,391	582,084
Grupo Aeroportuario del Pacifico SAB de CV, Series B	59,100	512,123
Grupo Aeroportuario del Sureste SAB de CV, Series B	34,475	545,656
Hutchison Port Holdings Trust	326,400	123,959
International Container Terminal Services, Inc.	71,270	107,566
Japan Airport Terminal Company, Ltd. (L)	6,800	237,829
Jasa Marga Persero Tbk PT	189,354	67,774
Jiangsu Expressway Company, Ltd., H Shares	86,855	114,577
Kamigumi Company, Ltd.	36,000	337,792
Malaysia Airports Holdings BHD	46,222	67,429
Mitsubishi Logistics Corp.	18,000	258,493
OHL Mexico SAB de CV	121,900	127,897
Promotora y Operadora de Infraestructura SAB de CV (I)	43,875	409,499
SATS, Ltd.	40,000	142,702
Sydney Airport	198,667	922,873
TAV Havalimanlari Holding AS	30,295	126,014
Transurban Group	369,222	3,122,463
Westports Holdings BHD	54,800	49,463
Zhejiang Expressway Company, Ltd., H Shares	124,282	139,776
		17,465,950
		789,923,737
Information technology – 15.7%
Communications equipment – 0.8%
Acacia Communications, Inc. (I)(L)	868	45,093
ADTRAN, Inc.	8,150	172,373
Aerohive Networks, Inc. (I)	4,597	21,836
Applied Optoelectronics, Inc. (I)	2,865	131,561
ARRIS International PLC (I)	46,939	1,211,026
Bel Fuse, Inc., Class B	1,635	42,674
Black Box Corp.	2,773	24,957
Brocade Communications Systems, Inc.	99,041	1,219,195
CalAmp Corp. (I)	6,137	99,481
Calix, Inc. (I)	7,152	49,349
Ciena Corp. (I)	57,218	1,507,122
Cisco Systems, Inc.	1,011,292	34,565,961
Clearfield, Inc. (I)	2,119	34,646
Comtech Telecommunications Corp.	4,135	47,180
Digi International, Inc. (I)	4,672	57,466
EMCORE Corp.	4,750	42,513
Extreme Networks, Inc. (I)	17,556	109,725
F5 Networks, Inc. (I)	13,173	1,887,296
Finisar Corp. (I)	17,943	600,732
Harmonic, Inc. (I)	13,276	71,690
Harris Corp.	25,033	2,751,127

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Infinera Corp. (I)	23,656	$256,668
InterDigital, Inc.	14,221	1,195,275
Ixia (I)	10,761	210,916
Juniper Networks, Inc.	76,572	2,144,016
Lumentum Holdings, Inc. (I)	8,432	387,029
Motorola Solutions, Inc.	33,419	2,639,098
NETGEAR, Inc. (I)	5,395	295,646
NetScout Systems, Inc. (I)	37,517	1,386,253
Nokia OYJ	356,122	1,823,329
Oclaro, Inc. (I)	18,665	158,653
Plantronics, Inc.	13,745	736,182
ShoreTel, Inc. (I)	11,589	75,329
Silicom, Ltd.	997	37,886
Sonus Networks, Inc. (I)	8,462	49,926
Telefonaktiebolaget LM Ericsson, B Shares	488,426	3,169,077
Ubiquiti Networks, Inc. (I)(L)	4,309	211,744
ViaSat, Inc. (I)	20,075	1,381,963
Viavi Solutions, Inc. (I)	39,310	393,886
ZTE Corp., H Shares	65,515	106,701
		61,352,580
Electronic equipment, instruments and components – 1.3%
AAC Technologies Holdings, Inc.	62,000	652,240
Agilysys, Inc. (I)	2,889	26,290
Alps Electric Company, Ltd.	29,000	860,883
Amphenol Corp., Class A	62,149	4,301,332
Anixter International, Inc. (I)	4,851	404,088
Arrow Electronics, Inc. (I)	22,054	1,592,299
AU Optronics Corp.	1,805,000	715,218
Avnet, Inc.	31,419	1,447,788
AVX Corp.	7,652	118,759
Badger Meter, Inc.	4,617	168,982
Belden, Inc.	17,386	1,228,321
Benchmark Electronics, Inc. (I)	8,120	252,532
Cognex Corp.	21,089	1,619,846
Coherent, Inc. (I)	4,027	735,250
Control4 Corp. (I)	3,568	53,270
Corning, Inc.	191,546	5,288,585
CTS Corp.	5,375	117,713
Daktronics, Inc.	6,426	60,212
Delta Electronics Thailand PCL	468,900	1,241,687
Delta Electronics, Inc.	405,000	2,253,144
Electro Scientific Industries, Inc. (I)	4,962	33,146
ePlus, Inc. (I)	1,058	134,313
Fabrinet (I)	5,758	239,245
FARO Technologies, Inc. (I)	2,847	98,222
FLIR Systems, Inc.	27,381	1,005,157
Hamamatsu Photonics KK	21,500	633,325
Hexagon AB, B Shares	41,132	1,658,424
Hirose Electric Company, Ltd.	4,700	630,635
Hitachi High-Technologies Corp.	10,800	449,869
Hitachi, Ltd.	731,000	4,024,029
Hon Hai Precision Industry Company, Ltd.	3,204,352	9,324,544
II-VI, Inc. (I)	9,943	353,971
Ingenico Group SA	7,632	685,007
Innolux Corp.	1,855,000	755,820
Insight Enterprises, Inc. (I)	6,158	260,853
InvenSense, Inc. (I)	13,780	170,183
IPG Photonics Corp. (I)	9,151	1,082,563
Itron, Inc. (I)	5,578	360,897
Jabil Circuit, Inc.	45,685	1,165,424
KCE Electronics PCL	88,000	247,326
Keyence Corp.	14,600	5,645,552
Keysight Technologies, Inc. (I)	41,834	1,572,958
Kimball Electronics, Inc. (I)	4,788	77,087
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Knowles Corp. (I)	36,614	$693,103
Kyocera Corp.	48,500	2,666,586
Largan Precision Company, Ltd.	21,000	3,116,670
LG Display Company, Ltd.	29,488	714,346
LG Innotek Company, Ltd.	1,876	198,968
Littelfuse, Inc.	9,216	1,487,923
Maxwell Technologies, Inc. (I)(L)	6,462	32,827
Mesa Laboratories, Inc.	509	63,635
Methode Electronics, Inc.	6,118	253,897
MTS Systems Corp.	2,797	153,695
Murata Manufacturing Company, Ltd.	29,000	4,165,424
National Instruments Corp.	26,024	839,014
Nippon Electric Glass Company, Ltd.	62,000	385,168
Novanta, Inc. (I)	5,428	131,900
Omron Corp.	28,900	1,240,854
OSI Systems, Inc. (I)	2,933	221,207
Park Electrochemical Corp.	3,352	64,090
PC Connection, Inc.	1,922	51,433
Plexus Corp. (I)	5,559	311,693
Radisys Corp. (I)	6,883	26,293
Rogers Corp. (I)	2,996	247,200
Samsung Electro-Mechanics Company, Ltd.	6,807	351,804
Samsung SDI Company, Ltd.	6,953	792,013
Sanmina Corp. (I)	12,239	477,321
ScanSource, Inc. (I)	4,188	168,567
Shimadzu Corp.	35,400	576,732
Sunny Optical Technology Group Company, Ltd.	62,000	399,279
SYNNEX Corp.	12,009	1,404,092
Synnex Technology International Corp.	289,300	317,789
TDK Corp.	18,800	1,278,017
TE Connectivity, Ltd.	71,588	5,331,158
Tech Data Corp. (I)	14,470	1,258,890
Trimble, Inc. (I)	61,687	1,914,148
TTM Technologies, Inc. (I)	12,084	195,277
Universal Display Corp. (I)	6,933	588,265
VeriFone Systems, Inc. (I)	27,318	564,663
Vishay Intertechnology, Inc.	55,447	878,835
Vishay Precision Group, Inc. (I)	2,222	35,774
WPG Holdings Company, Ltd.	304,000	385,668
Yaskawa Electric Corp.	37,900	709,751
Yokogawa Electric Corp.	35,500	552,758
Zebra Technologies Corp., Class A (I)	12,995	1,178,776
Zhen Ding Technology Holding, Ltd.	82,317	204,930
		90,377,422
Internet software and services – 2.5%
2U, Inc. (I)(L)	6,103	223,065
58.com, Inc., ADR (I)	7,100	259,860
Actua Corp. (I)	6,151	84,269
Akamai Technologies, Inc. (I)	26,418	1,653,767
Alarm.com Holdings, Inc. (I)	1,757	50,145
Alibaba Group Holding, Ltd., ADR (I)	95,000	9,775,500
Alphabet, Inc., Class A (I)	45,145	38,144,365
Alphabet, Inc., Class C (I)	45,246	37,246,960
Amber Road, Inc. (I)	2,991	22,552
Angie’s List, Inc. (I)	6,768	36,073
Auto Trader Group PLC (S)	154,885	759,358
Autobytel, Inc. (I)	1,680	21,000
Baidu, Inc., ADR (I)	23,000	4,004,990
Bankrate, Inc. (I)	7,919	86,317
Bazaarvoice, Inc. (I)	14,254	63,430
Benefitfocus, Inc. (I)(L)	2,238	59,419
Blucora, Inc. (I)	6,613	103,163

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Box, Inc., Class A (I)(L)	8,257	$145,488
Brightcove, Inc. (I)	5,167	43,403
Carbonite, Inc. (I)	3,005	58,447
Care.com, Inc. (I)	2,579	26,306
ChannelAdvisor Corp. (I)	3,946	42,420
Cimpress NV (I)	4,172	334,636
Cornerstone OnDemand, Inc. (I)	8,432	352,205
DeNA Company, Ltd.	16,000	360,206
DHI Group, Inc. (I)	9,151	45,297
eBay, Inc. (I)	158,555	5,375,015
Endurance International Group Holdings, Inc. (I)	10,253	87,151
Envestnet, Inc. (I)	6,959	268,965
Facebook, Inc., Class A (I)	356,883	48,371,922
Five9, Inc. (I)	5,521	87,839
Gogo, Inc. (I)(L)	9,549	101,219
GrubHub, Inc. (I)	13,484	472,749
GTT Communications, Inc. (I)	4,469	124,685
Hortonworks, Inc. (I)(L)	7,112	70,693
Instructure, Inc. (I)	1,869	42,800
j2 Global, Inc.	19,671	1,601,613
Kakaku.com, Inc.	20,700	299,179
Kakao Corp. (I)	4,010	302,600
Limelight Networks, Inc. (I)	14,203	31,957
Liquidity Services, Inc. (I)	4,355	35,493
LivePerson, Inc. (I)	9,359	65,981
LogMeIn, Inc.	17,073	1,566,448
MeetMe, Inc. (I)(L)	7,180	34,679
MINDBODY, Inc., Class A (I)(L)	2,444	64,888
Mixi, Inc.	6,700	290,802
NAVER Corp.	3,546	2,431,156
NetEase, Inc., ADR	6,700	2,043,902
New Relic, Inc. (I)	3,717	130,764
NIC, Inc.	10,588	223,407
Q2 Holdings, Inc. (I)	4,233	152,176
Quotient Technology, Inc. (I)	10,533	125,343
Reis, Inc.	1,794	34,624
RetailMeNot, Inc. (I)	6,776	60,645
Rightside Group, Ltd. (I)	2,226	18,676
Shutterstock, Inc. (I)(L)	3,159	137,764
SINA Corp. (I)	4,800	333,744
SPS Commerce, Inc. (I)	2,771	153,319
Stamps.com, Inc. (I)(L)	2,696	339,966
TechTarget, Inc. (I)	3,267	29,893
Tencent Holdings, Ltd.	480,400	12,748,352
TrueCar, Inc. (I)(L)	9,165	128,860
United Internet AG	18,458	759,787
VeriSign, Inc. (I)(L)	13,871	1,143,941
Web.com Group, Inc. (I)	7,236	139,293
WebMD Health Corp. (I)	15,311	794,641
Weibo Corp., ADR (I)(L)	2,800	141,456
Xactly Corp. (I)	4,041	50,108
XO Group, Inc. (I)	4,366	80,465
Yahoo Japan Corp.	214,900	997,704
Yahoo!, Inc. (I)	133,803	6,109,445
YY, Inc., ADR (I)(L)	2,500	110,725
		182,719,475
IT services – 1.6%
Accenture PLC, Class A	60,548	7,417,130
Acxiom Corp. (I)	32,056	914,237
Alliance Data Systems Corp.	5,632	1,368,463
Amadeus IT Group SA	72,703	3,376,385
Atos SE	12,149	1,437,158
COMMON STOCKS (continued)
IT services (continued)
Automatic Data Processing, Inc.	44,051	$4,520,514
Blackhawk Network Holdings, Inc. (I)	9,191	335,012
Broadridge Financial Solutions, Inc.	29,314	2,032,340
CACI International, Inc., Class A (I)	4,055	508,497
Capgemini SA	22,146	1,896,850
Cardtronics PLC, Class A (I)	7,485	329,939
Cass Information Systems, Inc.	1,854	120,825
CGI Group, Inc., Class A (I)	32,877	1,511,421
Cielo SA	217,454	1,898,679
Cognizant Technology Solutions Corp., Class A (I)	59,231	3,510,621
Computer Sciences Corp.	34,665	2,376,632
Computershare, Ltd.	85,193	882,038
Convergys Corp.	38,297	837,938
CoreLogic, Inc. (I)	21,261	833,219
CSG Systems International, Inc.	5,379	211,986
CSRA, Inc.	14,162	422,311
DST Systems, Inc.	7,874	941,730
EPAM Systems, Inc. (I)	8,023	590,733
EVERTEC, Inc.	10,711	180,480
ExlService Holdings, Inc. (I)	5,478	244,647
Fidelity National Information Services, Inc.	32,035	2,635,519
Fiserv, Inc. (I)	21,186	2,444,864
Forrester Research, Inc.	1,656	60,444
Fujitsu, Ltd.	284,000	1,649,417
Gartner, Inc. (I)	20,336	2,098,879
Global Payments, Inc.	14,972	1,193,119
IBM Corp.	84,465	15,188,496
Jack Henry & Associates, Inc.	19,227	1,802,916
Leidos Holdings, Inc.	35,165	1,874,295
Lionbridge Technologies, Inc. (I)	10,229	58,817
ManTech International Corp., Class A	4,087	149,666
Mastercard, Inc., Class A	92,873	10,258,752
MAXIMUS, Inc.	26,654	1,590,444
MoneyGram International, Inc. (I)	5,167	65,931
NeuStar, Inc., Class A (I)	22,489	745,510
Nomura Research Institute, Ltd.	19,500	673,722
NTT Data Corp.	18,600	878,064
Obic Company, Ltd.	9,500	442,518
Otsuka Corp.	7,700	391,633
Paychex, Inc.	31,431	1,930,492
PayPal Holdings, Inc. (I)	109,494	4,598,748
Perficient, Inc. (I)	6,088	110,619
PFSweb, Inc. (I)	2,677	18,766
Planet Payment, Inc. (I)	7,809	31,939
Samsung SDS Co., Ltd.	4,418	507,763
Science Applications International Corp.	18,062	1,570,852
ServiceSource International, Inc. (I)	10,737	42,304
Sykes Enterprises, Inc. (I)	6,548	178,237
Syntel, Inc.	5,527	97,773
TeleTech Holdings, Inc.	2,826	85,628
Teradata Corp. (I)	12,636	392,980
The Hackett Group, Inc.	3,931	79,249
The Western Union Company	47,230	927,597
Total System Services, Inc.	16,143	879,471
Travelport Worldwide, Ltd.	19,055	241,999
TravelSky Technology, Ltd., H Shares	79,000	172,272
Unisys Corp. (I)(L)	8,337	115,884
Virtusa Corp. (I)	4,793	148,631
Visa, Inc., Class A	182,227	16,025,042
WEX, Inc. (I)	9,468	1,053,126
Worldpay Group PLC (S)	275,906	928,971
		113,041,134

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 4.5%
Advanced Energy Industries, Inc. (I)	6,570	$407,997
Advanced Micro Devices, Inc. (I)	312,795	4,523,016
Advanced Semiconductor Engineering, Inc.	1,313,095	1,638,271
Alpha & Omega Semiconductor, Ltd. (I)	3,050	58,743
Ambarella, Inc. (I)(L)	5,325	313,909
Amkor Technology, Inc. (I)	16,768	164,662
Analog Devices, Inc.	111,418	9,128,477
Applied Materials, Inc.	390,718	14,151,806
ASM Pacific Technology, Ltd.	30,900	384,387
ASML Holding NV	23,262	2,827,740
Axcelis Technologies, Inc. (I)	5,066	78,270
Broadcom, Ltd.	143,640	30,297,985
Brooks Automation, Inc.	11,304	235,801
Cabot Microelectronics Corp.	3,924	271,619
Cavium, Inc. (I)	10,761	704,953
CEVA, Inc. (I)	3,384	113,026
Cirrus Logic, Inc. (I)	26,073	1,410,028
Cohu, Inc.	4,789	79,737
Cree, Inc. (I)(L)	24,544	666,124
Cypress Semiconductor Corp.	79,066	1,049,206
Diodes, Inc. (I)	6,366	151,956
DSP Group, Inc. (I)	4,085	42,688
Entegris, Inc. (I)	23,613	500,596
Exar Corp. (I)	7,119	74,465
First Solar, Inc. (I)(L)	28,550	1,033,225
FormFactor, Inc. (I)	11,467	122,124
GCL-Poly Energy Holdings, Ltd. (I)	1,128,000	153,976
GigPeak, Inc. (I)	10,911	33,388
Hanergy Thin Film Power Group, Ltd. (I)	1,136,000	31,462
Impinj, Inc. (I)(L)	1,002	28,417
Infineon Technologies AG	171,252	3,044,136
Inphi Corp. (I)	6,684	313,747
Integrated Device Technology, Inc. (I)	55,483	1,326,599
Intel Corp.	1,713,399	62,025,044
IXYS Corp.	4,618	57,032
KLA-Tencor Corp.	56,497	5,091,510
Kopin Corp. (I)	12,504	44,139
Lam Research Corp.	58,859	6,977,146
Lattice Semiconductor Corp. (I)	19,935	140,940
Linear Technology Corp.	86,932	5,614,069
MACOM Technology Solutions Holdings, Inc. (I)	5,302	244,369
MaxLinear, Inc., Class A (I)	9,229	240,323
MediaTek, Inc.	309,674	2,256,712
Microchip Technology, Inc.	78,048	5,660,041
Micron Technology, Inc. (I)	373,303	8,750,222
Microsemi Corp. (I)	47,204	2,446,111
MKS Instruments, Inc.	8,838	579,773
Monolithic Power Systems, Inc.	15,649	1,376,643
Nanometrics, Inc. (I)	4,015	109,248
Nanya Technology Corp.	140,000	208,311
NeoPhotonics Corp. (I)	5,234	53,125
Novatek Microelectronics Corp.	119,000	445,622
NVE Corp.	876	68,643
NVIDIA Corp.	194,891	19,777,539
NXP Semiconductors NV (I)	18,700	1,922,547
PDF Solutions, Inc. (I)	4,578	97,878
Phison Electronics Corp.	30,000	263,552
Photronics, Inc. (I)	10,974	117,422
Power Integrations, Inc.	4,550	287,560
Powertech Technology, Inc.	136,000	394,543
Qorvo, Inc. (I)	46,222	3,055,274
QUALCOMM, Inc.	533,964	30,158,287
Rambus, Inc. (I)	18,183	228,378
Realtek Semiconductor Corp.	92,571	344,337
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rohm Company, Ltd.	13,300	$859,069
Rudolph Technologies, Inc. (I)	5,002	107,543
Semiconductor Manufacturing International Corp. (I)	229,700	298,696
Semtech Corp. (I)	10,784	360,725
Sigma Designs, Inc. (I)	6,666	38,996
Silicon Laboratories, Inc. (I)	17,139	1,156,883
Siliconware Precision Industries Company	446,000	702,600
SK Hynix, Inc.	73,638	3,034,247
Skyworks Solutions, Inc.	67,169	6,368,293
STMicroelectronics NV	88,904	1,355,873
Synaptics, Inc. (I)	14,455	768,283
Taiwan Semiconductor Manufacturing Company, Ltd.	5,096,000	31,220,806
Teradyne, Inc.	49,535	1,408,775
Texas Instruments, Inc.	361,369	27,688,093
Tokyo Electron, Ltd.	23,800	2,374,394
Ultra Clean Holdings, Inc. (I)	5,672	78,557
Ultratech, Inc. (I)	3,556	102,591
United Microelectronics Corp.	2,447,000	1,014,539
Vanguard International Semiconductor Corp.	184,000	363,411
Veeco Instruments, Inc. (I)	6,591	180,264
Versum Materials, Inc. (I)	26,753	810,883
Xcerra Corp. (I)	9,127	79,770
Xilinx, Inc.	91,230	5,366,149
Xperi Corp.	8,168	292,823
		320,431,139
Software – 2.0%
8x8, Inc. (I)	14,728	222,393
A10 Networks, Inc. (I)	7,676	72,615
ACI Worldwide, Inc. (I)	48,208	943,431
Activision Blizzard, Inc.	66,276	2,991,036
Adobe Systems, Inc. (I)	48,203	5,704,343
American Software, Inc., Class A	4,894	50,604
ANSYS, Inc. (I)	21,301	2,274,095
Aspen Technology, Inc. (I)	13,765	800,297
Autodesk, Inc. (I)	18,960	1,636,248
Barracuda Networks, Inc. (I)	3,762	89,009
Blackbaud, Inc. (L)	7,883	563,792
Bottomline Technologies (de), Inc. (I)	6,758	168,612
BroadSoft, Inc. (I)	4,896	209,549
CA, Inc.	30,125	972,134
Cadence Design Systems, Inc. (I)	70,582	2,180,984
Callidus Software, Inc. (I)	10,227	192,779
CDK Global, Inc.	36,803	2,444,823
Check Point Software Technologies, Ltd. (I)	5,600	553,896
Citrix Systems, Inc. (I)	15,000	1,184,250
CommVault Systems, Inc. (I)	16,821	825,070
Constellation Software, Inc.	2,876	1,350,087
Dassault Systemes SA	17,439	1,408,826
Digimarc Corp. (I)(L)	1,727	43,520
Ebix, Inc. (L)	4,214	263,375
Electronic Arts, Inc. (I)	29,243	2,529,520
Ellie Mae, Inc. (I)	5,444	520,229
EnerNOC, Inc. (I)	4,632	25,244
Exa Corp. (I)	2,668	41,808
Fair Isaac Corp.	12,746	1,657,872
Fortinet, Inc. (I)	36,208	1,352,369
Gemalto NV	4,965	299,022
Gigamon, Inc. (I)	5,423	184,653
Globant SA (I)(L)	4,242	153,985
Glu Mobile, Inc. (I)(L)	19,321	37,290
Guidance Software, Inc. (I)	4,150	28,303
HubSpot, Inc. (I)	4,827	287,207

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Imperva, Inc. (I)	4,818	$197,538
Intuit, Inc.	23,652	2,966,907
Jive Software, Inc. (I)	10,997	48,387
Kingsoft Corp., Ltd.	68,000	149,604
Konami Holdings Corp.	14,400	607,684
LINE Corp. (I)(L)	6,700	230,374
Manhattan Associates, Inc. (I)	17,525	878,879
Mentor Graphics Corp.	44,777	1,661,227
Microsoft Corp.	753,399	48,202,468
MicroStrategy, Inc., Class A (I)	1,578	302,787
Mitek Systems, Inc. (I)	5,417	33,856
MobileIron, Inc. (I)	8,673	41,630
Mobileye NV (I)	7,800	355,056
Model N, Inc. (I)	3,991	42,504
Monotype Imaging Holdings, Inc.	6,757	136,154
NCSoft Corp.	2,243	543,056
Nexon Company, Ltd.	27,400	455,399
Nice, Ltd.	2,536	175,904
Nintendo Company, Ltd.	17,100	3,571,774
Open Text Corp.	39,354	1,297,183
Oracle Corp.	290,409	12,368,519
Oracle Corp. Japan	5,600	326,443
Park City Group, Inc. (I)(L)	2,329	33,072
Paycom Software, Inc. (I)(L)	7,346	395,435
Paylocity Holding Corp. (I)	3,680	129,757
Pegasystems, Inc.	6,031	259,333
Progress Software Corp.	8,400	240,912
Proofpoint, Inc. (I)	6,819	537,133
PROS Holdings, Inc. (I)	4,306	100,028
PTC, Inc. (I)	28,459	1,533,656
QAD, Inc., Class A	1,633	44,826
Qualys, Inc. (I)	4,553	159,127
Rapid7, Inc. (I)	3,371	51,071
RealPage, Inc. (I)	9,022	304,493
Red Hat, Inc. (I)	17,419	1,442,467
RingCentral, Inc., Class A (I)	9,818	262,141
Rosetta Stone, Inc. (I)	3,609	28,331
salesforce.com, Inc. (I)	61,859	5,032,230
SAP SE	148,616	13,843,920
Sapiens International Corp. NV	4,227	61,207
Silver Spring Networks, Inc. (I)	6,438	78,930
Symantec Corp.	60,400	1,725,628
Synchronoss Technologies, Inc. (I)	6,919	187,367
Synopsys, Inc. (I)	37,256	2,661,569
Take-Two Interactive Software, Inc. (I)	13,814	787,122
Tangoe, Inc. (I)	5,004	28,673
Telenav, Inc. (I)	6,193	50,473
The Rubicon Project, Inc. (I)	6,307	55,123
The Sage Group PLC	166,620	1,335,328
The Ultimate Software Group, Inc. (I)	7,139	1,380,611
TiVo Corp.	19,503	360,806
Trend Micro, Inc.	16,700	731,651
Tyler Technologies, Inc. (I)	8,205	1,244,288
Varonis Systems, Inc. (I)	1,795	49,183
VASCO Data Security International, Inc. (I)	5,188	67,444
Verint Systems, Inc. (I)	10,360	391,090
VirnetX Holding Corp. (I)(L)	9,125	20,531
Workiva, Inc. (I)(L)	3,798	56,780
Zendesk, Inc. (I)	13,588	370,001
Zix Corp. (I)	10,419	52,199
		144,950,539
Technology hardware, storage and peripherals – 3.0%
3D Systems Corp. (I)(L)	44,239	672,433
Acer, Inc. (I)	599,000	287,650
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Advantech Company, Ltd.	66,082	$563,031
Apple, Inc.	1,074,209	147,155,891
Asustek Computer, Inc.	145,000	1,308,318
Avid Technology, Inc. (I)	5,769	32,422
BlackBerry, Ltd. (I)	74,654	518,790
Brother Industries, Ltd.	35,400	666,691
Canon, Inc.	160,800	4,689,815
Casetek Holdings, Ltd.	28,000	94,664
Catcher Technology Company, Ltd.	137,000	1,143,132
Chicony Electronics Company, Ltd.	108,706	256,001
Compal Electronics, Inc.	870,000	544,662
CPI Card Group, Inc.	4,718	21,231
Cray, Inc. (I)	6,735	140,425
Diebold Nixdorf, Inc.	29,894	902,799
Eastman Kodak Company (I)	2,876	41,271
Electronics For Imaging, Inc. (I)	7,816	360,083
Foxconn Technology Company, Ltd.	192,230	573,866
FUJIFILM Holdings Corp.	66,100	2,556,909
Hewlett Packard Enterprise Company	335,545	7,657,137
HP, Inc.	344,722	5,987,821
HTC Corp. (I)	135,000	345,779
Immersion Corp. (I)	5,148	56,268
Inventec Corp.	524,695	389,733
Konica Minolta, Inc.	67,900	654,908
Lenovo Group, Ltd.	600,564	360,202
Lite-On Technology Corp.	441,415	739,245
Micro-Star International Company, Ltd.	143,000	331,667
NCR Corp. (I)	30,550	1,468,539
NEC Corp.	390,000	972,051
NetApp, Inc.	55,487	2,321,021
Nimble Storage, Inc. (I)(L)	10,720	97,230
Pegatron Corp.	404,000	1,063,792
Pure Storage, Inc., Class A (I)(L)	11,246	128,204
Quanta Computer, Inc.	562,000	1,163,390
Ricoh Company, Ltd.	100,100	873,201
Samsung Electronics Company, Ltd.	12,514	21,266,694
Seagate Technology PLC	59,344	2,859,787
Seiko Epson Corp.	41,900	937,171
Stratasys, Ltd. (I)(L)	8,146	161,046
Super Micro Computer, Inc. (I)	6,452	167,752
Transcend Information, Inc.	40,000	112,420
USA Technologies, Inc. (I)(L)	6,537	26,148
Western Digital Corp.	57,498	4,420,446
Wistron Corp.	509,159	426,514
Xerox Corp.	171,174	1,273,535
		218,791,785
		1,131,664,074
Materials – 4.7%
Chemicals – 2.3%
A. Schulman, Inc.	4,830	163,013
Agrium, Inc.	19,560	1,885,754
AgroFresh Solutions, Inc. (I)(L)	5,190	14,065
Air Liquide SA	53,028	5,730,801
Air Products & Chemicals, Inc.	26,977	3,789,459
Air Water, Inc.	23,000	437,211
Akzo Nobel NV	15,795	1,058,990
Albemarle Corp.	13,961	1,417,181
American Vanguard Corp.	4,798	75,569
Arkema SA	9,372	908,521
Asahi Kasei Corp.	192,000	1,870,995
Ashland Global Holdings, Inc.	15,306	1,846,822
Balchem Corp.	5,269	459,299
BASF SE	139,082	12,939,323
Cabot Corp.	15,345	889,703

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Calgon Carbon Corp.	8,408	$118,553
CF Industries Holdings, Inc. (L)	28,853	906,561
Chase Corp.	1,195	109,283
Chemtura Corp. (I)	10,582	350,793
Chr. Hansen Holding A/S	17,739	1,057,699
Codexis, Inc. (I)	6,549	26,851
Covestro AG (S)	11,022	829,398
Croda International PLC	20,126	876,148
Daicel Corp.	43,700	530,476
E.I. du Pont de Nemours & Company	107,859	8,471,246
Eastman Chemical Company	18,216	1,461,834
Ecolab, Inc.	32,552	4,035,471
EMS-Chemie Holding AG	1,401	797,157
Evonik Industries AG	24,887	798,112
Ferro Corp. (I)	13,873	194,222
Flotek Industries, Inc. (I)(L)	9,269	125,317
FMC Corp.	16,610	957,068
Formosa Chemicals & Fibre Corp.	673,100	2,128,310
Formosa Plastics Corp.	859,040	2,587,462
Frutarom Industries, Ltd.	1,609	91,256
FutureFuel Corp.	4,441	58,754
GCP Applied Technologies, Inc. (I)	11,821	311,483
Givaudan SA	1,652	2,999,987
Grupa Azoty SA	3,587	61,163
Hawkins, Inc.	1,665	82,334
HB Fuller Company	8,336	411,882
Hitachi Chemical Company, Ltd.	16,200	457,115
Hyosung Corp.	2,783	323,115
Incitec Pivot, Ltd.	310,131	871,956
Indorama Ventures PCL	242,652	246,595
Ingevity Corp. (I)	7,113	383,889
Innophos Holdings, Inc.	3,205	169,833
Innospec, Inc.	3,952	258,066
International Flavors & Fragrances, Inc.	9,852	1,238,396
Israel Chemicals, Ltd.	21,929	93,438
Johnson Matthey PLC	30,240	1,149,890
JSR Corp.	28,400	485,753
K+S AG	28,705	670,383
Kaneka Corp.	42,000	328,539
Kansai Paint Company, Ltd.	32,500	632,709
KMG Chemicals, Inc.	1,587	58,338
Koninklijke DSM NV	11,618	763,701
Koppers Holdings, Inc. (I)	3,381	148,257
Kraton Corp. (I)	4,918	133,917
Kronos Worldwide, Inc.	3,574	49,536
Kumho Petrochemical Company, Ltd.	2,415	163,696
Kuraray Company, Ltd.	52,800	802,174
LANXESS AG	13,867	940,908
LG Chem, Ltd.	5,807	1,451,945
Linde AG	28,086	4,560,676
Lotte Chemical Corp. (I)	1,978	637,297
LSB Industries, Inc. (I)	3,833	41,665
LyondellBasell Industries NV, Class A	41,455	3,782,354
Methanex Corp.	13,503	688,163
Mexichem SAB de CV	179,435	423,949
Minerals Technologies, Inc.	14,402	1,112,555
Mitsubishi Chemical Holdings Corp.	208,000	1,599,357
Mitsubishi Gas Chemical Company, Inc.	27,500	579,719
Mitsui Chemicals, Inc.	138,000	702,244
Monsanto Company	54,336	6,185,067
Nan Ya Plastics Corp.	991,210	2,405,596
NewMarket Corp.	2,275	991,195
Nippon Paint Holdings Company, Ltd.	24,500	791,316
Nissan Chemical Industries, Ltd.	18,700	603,029
Nitto Denko Corp.	25,100	2,113,131
COMMON STOCKS (continued)
Chemicals (continued)
Novozymes A/S, B Shares	42,445	$1,631,851
OCI Company, Ltd.	2,205	173,468
Olin Corp.	68,300	2,122,764
OMNOVA Solutions, Inc. (I)	7,387	68,330
Orica, Ltd.	68,753	963,182
Petkim Petrokimya Holding AS	114,293	135,383
Petronas Chemicals Group BHD	153,645	250,863
PolyOne Corp.	34,594	1,165,126
Potash Corp. of Saskatchewan, Inc.	124,091	2,152,580
PPG Industries, Inc.	32,759	3,355,504
Praxair, Inc.	35,418	4,204,471
PTT Global Chemical PCL	529,611	1,080,007
Quaker Chemical Corp.	2,147	282,717
Rayonier Advanced Materials, Inc. (L)	7,319	97,050
RPM International, Inc.	32,834	1,749,724
Sasol, Ltd.	49,611	1,411,233
Sensient Technologies Corp.	18,343	1,466,339
Shin-Etsu Chemical Company, Ltd.	58,800	4,980,190
Sika AG	387	2,177,932
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	302,099	182,874
Solvay SA	12,625	1,469,156
Stepan Company	3,265	246,867
Sumitomo Chemical Company, Ltd.	241,000	1,344,411
Symrise AG	18,382	1,142,364
Syngenta AG	16,659	7,180,347
Synthos SA	36,070	52,174
Taiwan Fertilizer Company, Ltd.	150,000	207,421
Taiyo Nippon Sanso Corp.	19,300	239,764
Teijin, Ltd.	27,800	531,984
TerraVia Holdings, Inc. (I)(L)	16,851	15,789
The Chemours Company	75,380	2,537,291
The Dow Chemical Company	139,040	8,656,630
The Mosaic Company	43,439	1,354,862
The Scotts Miracle-Gro Company	10,946	992,036
The Sherwin-Williams Company	10,028	3,094,039
The Valspar Corp.	17,972	1,998,846
Toray Industries, Inc.	219,000	1,961,099
Trecora Resources (I)	3,566	42,970
Tredegar Corp.	4,350	82,650
Trinseo SA	4,730	327,080
Tronox, Ltd., Class A	10,941	189,608
Umicore SA	16,181	851,820
Yara International ASA	43,580	1,654,455
		168,730,239
Construction materials – 0.4%
Anhui Conch Cement Company, Ltd., H Shares	104,710	364,549
Asia Cement Corp.	480,796	475,487
Boral, Ltd.	213,836	960,037
Cementos Argos SA	80,611	322,070
Cemex SAB de CV (I)	2,329,319	1,966,267
China National Building Material Company, Ltd., H Shares	250,000	182,302
CRH PLC (I)	101,234	3,422,372
Eagle Materials, Inc.	11,870	1,231,038
Fletcher Building, Ltd.	82,999	576,618
Grupo Argos SA	52,651	355,274
Headwaters, Inc. (I)	12,175	280,025
HeidelbergCement AG	22,492	2,099,921
Imerys SA	4,831	390,014
Indocement Tunggal Prakarsa Tbk PT	141,220	160,068
James Hardie Industries PLC	80,528	1,201,653
Lafarge Malaysia BHD	20,066	29,837
LafargeHolcim, Ltd. (I)	82,365	4,684,715

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Martin Marietta Materials, Inc.	7,885	$1,702,766
Semen Indonesia Persero Tbk PT	281,792	202,942
Siam Cement PCL, Foreign Shares	105,991	1,564,097
Summit Materials, Inc., Class A (I)	12,896	308,085
Taiheiyo Cement Corp.	181,000	635,548
Taiwan Cement Corp.	691,000	846,016
U.S. Concrete, Inc. (I)(L)	2,374	149,562
Vulcan Materials Company	16,420	1,980,416
		26,091,679
Containers and packaging – 0.3%
Amcor, Ltd.	209,788	2,257,994
AptarGroup, Inc.	15,433	1,149,913
Avery Dennison Corp.	10,999	887,729
Ball Corp.	21,650	1,591,925
Bemis Company, Inc.	23,069	1,143,530
CCL Industries, Inc., Class B	4,119	875,497
Greif, Inc., Class A	11,663	665,141
International Paper Company	51,006	2,688,016
Klabin SA	118,179	588,907
Multi Packaging Solutions International, Ltd. (I)	3,630	64,687
Myers Industries, Inc.	4,023	56,523
Owens-Illinois, Inc. (I)	39,929	790,594
Packaging Corp. of America	22,989	2,124,873
Sealed Air Corp.	23,971	1,114,172
Silgan Holdings, Inc.	9,212	549,219
Sonoco Products Company	24,580	1,310,606
Toyo Seikan Group Holdings, Ltd.	24,100	436,795
UFP Technologies, Inc. (I)	1,306	31,344
WestRock Company	31,138	1,672,733
		20,000,198
Metals and mining – 1.6%
Agnico-Eagle Mines, Ltd.	32,942	1,385,191
AK Steel Holding Corp. (I)	39,715	330,826
Allegheny Technologies, Inc. (L)	45,020	864,834
Alumina, Ltd.	440,241	621,289
Aluminum Corp. of China, Ltd., H Shares (I)(L)	282,780	140,853
Anglo American Platinum, Ltd. (I)	4,963	114,606
Anglo American PLC (I)	220,340	3,459,658
AngloGold Ashanti, Ltd.	35,457	390,937
Antofagasta PLC	62,373	626,783
ArcelorMittal (I)	254,171	2,236,523
Barrick Gold Corp.	170,170	3,140,240
BHP Billiton PLC	333,215	5,370,738
BHP Billiton, Ltd.	582,746	11,030,263
Boliden AB	43,980	1,339,225
Carpenter Technology Corp.	19,247	780,658
Century Aluminum Company (I)	8,339	117,455
China Steel Corp.	2,436,958	2,045,406
Cia de Minas Buenaventura SAA, ADR	21,100	259,530
Cia Siderurgica Nacional SA (I)	133,966	514,131
Cliffs Natural Resources, Inc. (I)	36,937	393,748
Coeur Mining, Inc. (I)	27,016	232,067
Commercial Metals Company	47,637	1,006,570
Compass Minerals International, Inc. (L)	8,317	630,429
Eldorado Gold Corp. (I)	104,505	319,448
Eregli Demir ve Celik Fabrikalari TAS	239,247	389,534
Ferroglobe PLC	11,214	120,999
First Quantum Minerals, Ltd.	102,039	1,061,722
Fortescue Metals Group, Ltd.	282,848	1,431,939
Franco-Nevada Corp.	26,114	1,683,195
Freeport-McMoRan, Inc. (I)	155,438	2,082,869
Fresnillo PLC	34,640	635,630
Glencore PLC (I)	1,929,139	7,690,634
Gold Fields, Ltd.	70,665	215,395
COMMON STOCKS (continued)
Metals and mining (continued)
Gold Resource Corp.	9,061	$46,936
Goldcorp, Inc.	124,891	1,979,337
Grupo Mexico SAB de CV, Series B	628,400	1,903,825
Haynes International, Inc.	2,173	84,877
Hecla Mining Company	63,365	353,577
Hitachi Metals, Ltd.	31,700	451,223
Hyundai Steel Company	10,130	558,980
Impala Platinum Holdings, Ltd. (I)	54,492	182,449
Industrias Penoles SAB de CV	22,860	541,590
Jastrzebska Spolka Weglowa SA (I)	4,700	80,517
JFE Holdings, Inc.	78,500	1,483,927
Jiangxi Copper Company, Ltd., H Shares	107,925	181,760
Kaiser Aluminum Corp.	2,967	233,889
KGHM Polska Miedz SA	11,723	371,161
Kinross Gold Corp. (I)	180,361	635,514
Kobe Steel, Ltd. (I)	45,900	445,378
Korea Zinc Company, Ltd. (I)	1,038	381,730
Maruichi Steel Tube, Ltd.	7,900	250,233
Materion Corp.	3,369	117,410
Mitsubishi Materials Corp.	16,600	551,133
Newcrest Mining, Ltd.	138,338	2,343,393
Newmont Mining Corp.	65,897	2,256,313
Nippon Steel & Sumitomo Metal Corp.	122,100	3,001,417
Norsk Hydro ASA	328,750	1,861,256
Nucor Corp.	39,473	2,469,826
Olympic Steel, Inc.	1,669	40,356
POSCO	9,386	2,347,055
Randgold Resources, Ltd.	14,477	1,331,363
Real Industry, Inc. (I)	5,001	25,505
Reliance Steel & Aluminum Company	17,863	1,512,103
Rio Tinto PLC	194,863	7,986,692
Rio Tinto, Ltd.	76,763	3,639,375
Royal Gold, Inc.	16,079	1,062,018
Ryerson Holding Corp. (I)	2,119	22,991
Schnitzer Steel Industries, Inc., Class A	4,338	103,244
Sibanye Gold, Ltd.	63,409	129,916
Silver Wheaton Corp.	65,443	1,274,665
South32, Ltd.	968,108	1,843,162
Southern Copper Corp.	10,000	366,600
Steel Dynamics, Inc.	60,022	2,196,805
Stillwater Mining Company (I)	20,466	349,150
Sumitomo Metal Mining Company, Ltd.	74,000	1,028,040
SunCoke Energy, Inc. (I)	10,679	104,120
Teck Resources, Ltd., Class B	83,312	1,665,362
thyssenkrupp AG	56,094	1,400,173
TimkenSteel Corp. (I)	6,747	141,147
Turquoise Hill Resources, Ltd. (I)	149,722	470,065
United States Steel Corp.	42,455	1,643,858
Vale SA	275,172	2,874,690
voestalpine AG	18,818	790,663
Worthington Industries, Inc.	18,306	897,909
Yamana Gold, Inc.	138,442	382,534
Zijin Mining Group Company, Ltd., H Shares	420,229	158,766
		111,219,303
Paper and forest products – 0.1%
Boise Cascade Company (I)	6,597	178,779
Clearwater Paper Corp. (I)	2,851	158,516
Deltic Timber Corp.	1,802	133,925
Domtar Corp.	15,407	586,853
Duratex SA	66,695	180,655
Empresas CMPC SA	197,105	440,031
Fibria Celulose SA	53,156	454,620
KapStone Paper and Packaging Corp.	14,472	327,067
Louisiana-Pacific Corp. (I)	58,944	1,389,900

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Mondi PLC	57,492	$1,340,003
Mondi, Ltd.	10,012	229,692
Neenah Paper, Inc.	2,755	201,804
Nine Dragons Paper Holdings, Ltd.	142,000	180,194
Oji Holdings Corp.	120,000	574,781
PH Glatfelter Company	7,381	163,120
Sappi, Ltd.	47,007	292,869
Schweitzer-Mauduit International, Inc.	5,086	208,679
Stora Enso OYJ, R Shares	34,046	365,122
UPM-Kymmene OYJ	32,827	778,547
West Fraser Timber Company, Ltd.	10,029	416,277
		8,601,434
		334,642,853
Real estate – 3.3%
Equity real estate investment trusts – 2.6%
Acadia Realty Trust	13,293	425,775
Agree Realty Corp.	3,711	184,177
Alexander’s, Inc.	359	156,937
Alexandria Real Estate Equities, Inc.	21,797	2,600,600
American Assets Trust, Inc.	6,596	290,224
American Campus Communities, Inc.	32,519	1,661,721
American Tower Corp.	64,700	7,426,913
Apartment Investment & Management Company, Class A	23,793	1,107,088
Armada Hoffler Properties, Inc.	5,732	79,961
Ascendas Real Estate Investment Trust	150,800	268,821
Ashford Hospitality Prime, Inc.	4,198	54,784
Ashford Hospitality Trust, Inc.	13,507	88,741
AvalonBay Communities, Inc.	20,880	3,837,326
BGP Holdings PLC (I)	181,302	3,073
Bluerock Residential Growth REIT, Inc.	3,863	48,210
Boston Properties, Inc.	23,384	3,251,078
Camden Property Trust	21,535	1,822,938
CapitaLand Commercial Trust	129,600	144,145
CapitaLand Mall Trust	155,400	218,261
Care Capital Properties, Inc.	20,669	543,388
CareTrust REIT, Inc.	9,650	152,277
CatchMark Timber Trust, Inc., Class A	7,352	79,402
CBL & Associates Properties, Inc.	28,186	282,706
Cedar Realty Trust, Inc.	14,749	86,577
Chatham Lodging Trust	6,330	126,790
Chesapeake Lodging Trust	10,010	241,842
City Office REIT, Inc.	4,121	53,697
Colony NorthStar, Inc., Class A	27,368	401,762
Colony Starwood Homes	10,826	356,175
Community Healthcare Trust, Inc.	2,491	59,261
CoreCivic, Inc.	28,938	975,211
CorEnergy Infrastructure Trust, Inc.	2,037	72,701
CoreSite Realty Corp.	5,550	499,889
Corporate Office Properties Trust	23,328	795,252
Cousins Properties, Inc.	140,757	1,203,472
Crown Castle International Corp.	54,840	5,129,185
CyrusOne, Inc.	18,310	931,979
Daiwa House REIT Investment Corp.	202	525,289
DCT Industrial Trust, Inc.	22,408	1,071,999
Dexus Property Group	173,379	1,254,251
DiamondRock Hospitality Company	33,384	362,884
Digital Realty Trust, Inc.	24,098	2,602,584
Douglas Emmett, Inc.	35,437	1,429,529
Duke Realty Corp.	87,316	2,238,782
DuPont Fabros Technology, Inc.	12,357	636,262
Easterly Government Properties, Inc.	5,507	113,830
EastGroup Properties, Inc.	5,242	389,690
Education Realty Trust, Inc.	30,103	1,268,841
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	307,349	$263,697
EPR Properties	15,664	1,205,501
Equinix, Inc.	10,853	4,081,488
Equity One, Inc.	22,867	723,969
Equity Residential	55,581	3,505,439
Essex Property Trust, Inc.	9,960	2,337,612
Extra Space Storage, Inc.	19,250	1,524,408
Farmland Partners, Inc.	2,461	28,105
Federal Realty Investment Trust	10,875	1,530,439
FelCor Lodging Trust, Inc.	23,054	167,142
Fibra Uno Administracion SA de CV	426,800	617,953
First Industrial Realty Trust, Inc.	47,984	1,290,770
First Potomac Realty Trust	10,389	103,786
Fonciere Des Regions	4,556	375,154
Fortress Income Fund, Ltd.	64,934	172,500
Fortress Income Fund, Ltd., Class A	85,055	112,793
Four Corners Property Trust, Inc.	9,834	218,118
Franklin Street Properties Corp.	17,391	215,474
Gecina SA	5,463	695,058
Getty Realty Corp.	4,458	117,647
GGP, Inc.	88,686	2,204,734
Gladstone Commercial Corp.	4,045	84,176
Global Medical REIT, Inc.	2,958	24,847
Global Net Lease, Inc.	28,957	237,447
Goodman Group	322,851	1,867,415
Government Properties Income Trust	11,713	241,405
Gramercy Property Trust	23,463	656,025
Growthpoint Properties, Ltd.	180,744	364,496
H&R Real Estate Investment Trust	24,671	438,364
Hammerson PLC	122,923	897,434
HCP, Inc.	71,012	2,328,483
Healthcare Realty Trust, Inc.	47,405	1,515,064
Hersha Hospitality Trust	6,909	134,795
Highwoods Properties, Inc.	24,670	1,294,928
Hospitality Properties Trust	40,439	1,285,151
Host Hotels & Resorts, Inc.	112,501	2,023,893
Hudson Pacific Properties, Inc.	15,501	567,027
Hyprop Investments, Ltd.	20,915	199,832
ICADE	4,657	332,086
Independence Realty Trust, Inc.	9,325	85,697
InfraREIT, Inc.	6,876	114,485
Intu Properties PLC	141,091	501,880
Investors Real Estate Trust	20,799	135,194
Iron Mountain, Inc.	37,347	1,357,563
iStar, Inc. (I)	11,565	139,243
Japan Prime Realty Investment Corp.	118	468,723
Japan Real Estate Investment Corp.	193	1,063,751
Japan Retail Fund Investment Corp.	375	754,293
Kilroy Realty Corp.	24,038	1,854,532
Kimco Realty Corp.	64,487	1,563,810
Kite Realty Group Trust	13,835	313,363
Klepierre	29,911	1,110,925
Lamar Advertising Company, Class A	20,362	1,536,924
Land Securities Group PLC	123,425	1,632,285
LaSalle Hotel Properties	45,531	1,315,846
Lexington Realty Trust	38,365	428,153
Liberty Property Trust	36,186	1,427,176
Life Storage, Inc.	11,422	1,012,332
Link REIT	294,925	2,033,661
LTC Properties, Inc.	6,277	302,802
Mack-Cali Realty Corp.	36,981	1,077,996
Medical Properties Trust, Inc.	127,666	1,713,278
Mid-America Apartment Communities, Inc.	17,100	1,756,683
Mirvac Group	678,291	1,117,073
Monmouth Real Estate Investment Corp.	10,599	154,745

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Monogram Residential Trust, Inc.	27,996	$288,079
National Health Investors, Inc.	6,164	466,738
National Retail Properties, Inc.	36,218	1,638,502
National Storage Affiliates Trust	5,892	142,704
New Senior Investment Group, Inc.	12,691	134,525
NexPoint Residential Trust, Inc.	3,174	75,700
Nippon Building Fund, Inc.	210	1,174,814
Nippon Prologis REIT, Inc.	234	502,723
Nomura Real Estate Master Fund, Inc.	585	876,776
NorthStar Realty Europe Corp.	10,270	124,678
Omega Healthcare Investors, Inc.	48,039	1,567,993
One Liberty Properties, Inc.	2,614	64,226
Parkway, Inc. (I)	7,089	148,727
Pebblebrook Hotel Trust	11,906	342,298
Pennsylvania Real Estate Investment Trust	11,541	190,427
Physicians Realty Trust	22,454	447,284
Potlatch Corp.	16,880	746,940
Preferred Apartment Communities, Inc., Class A	4,204	57,427
Prologis, Inc.	80,319	4,100,285
PS Business Parks, Inc.	3,226	374,893
Public Storage	22,676	5,157,883
QTS Realty Trust, Inc., Class A	7,752	407,755
Quality Care Properties, Inc. (I)	23,040	437,299
RAIT Financial Trust	17,431	58,568
Ramco-Gershenson Properties Trust	13,276	207,902
Rayonier, Inc.	30,163	863,868
Realty Income Corp.	39,299	2,408,243
Redefine Properties, Ltd.	445,338	368,912
Regency Centers Corp.	25,723	1,809,613
Resilient REIT, Ltd.	24,283	222,224
Retail Opportunity Investments Corp.	18,088	397,936
Rexford Industrial Realty, Inc.	11,038	253,653
RioCan Real Estate Investment Trust	25,857	519,398
RLJ Lodging Trust	20,284	461,664
Ryman Hospitality Properties, Inc.	7,215	465,151
Sabra Health Care REIT, Inc.	10,912	296,806
Saul Centers, Inc.	1,740	111,430
Scentre Group	964,721	3,224,004
Segro PLC	127,964	783,722
Select Income REIT	10,641	276,666
Senior Housing Properties Trust	58,477	1,198,779
Seritage Growth Properties	4,170	193,822
Silver Bay Realty Trust Corp.	5,734	123,453
Simon Property Group, Inc.	47,763	8,807,497
SL Green Realty Corp.	15,378	1,732,793
Smart Real Estate Investment Trust	11,943	300,598
STAG Industrial, Inc.	11,497	296,968
Stockland	432,911	1,565,814
Summit Hotel Properties, Inc.	14,514	223,370
Sunstone Hotel Investors, Inc.	36,161	533,375
Suntec Real Estate Investment Trust	150,300	185,415
Tanger Factory Outlet Centers, Inc.	23,650	801,026
Taubman Centers, Inc.	14,877	1,037,820
Terreno Realty Corp.	7,540	208,858
The British Land Company PLC	152,891	1,170,949
The GEO Group, Inc.	12,409	590,792
The GPT Group	321,929	1,215,972
The Macerich Company	18,325	1,234,739
Tier REIT, Inc.	8,117	146,755
UDR, Inc.	40,567	1,480,696
UMH Properties, Inc.	4,802	71,310
Unibail-Rodamco SE	2,000	455,729
Unibail-Rodamco SE (Amsterdam Stock Exchange)	11,517	2,624,315
United Urban Investment Corp.	429	666,635
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Uniti Group, Inc.	34,516	$999,929
Universal Health Realty Income Trust	2,094	134,393
Urban Edge Properties	37,543	1,041,067
Urstadt Biddle Properties, Inc., Class A	5,158	114,920
Ventas, Inc.	53,827	3,501,446
Vicinity Centres	603,896	1,337,412
Vornado Realty Trust	26,160	2,874,199
Washington Prime Group, Inc.	76,705	711,055
Washington Real Estate Investment Trust	12,196	398,931
Weingarten Realty Investors	29,004	1,028,772
Welltower, Inc.	55,094	3,877,516
Westfield Corp. (I)	357,558	2,411,310
Weyerhaeuser Company	113,672	3,833,020
Whitestone REIT	4,829	68,379
Xenia Hotels & Resorts, Inc.	17,338	304,629
		190,216,242
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	18,100	278,062
Alexander & Baldwin, Inc.	19,175	859,615
Altisource Portfolio Solutions SA (I)(L)	1,984	47,676
Ayala Land, Inc.	1,079,400	758,180
Azrieli Group, Ltd.	1,698	84,446
BR Malls Participacoes SA (I)	123,366	589,692
Bumi Serpong Damai Tbk PT	743,300	101,685
CapitaLand, Ltd.	171,800	445,577
CBRE Group, Inc., Class A (I)	45,607	1,624,521
Central Pattana PCL	295,800	465,566
Central Pattana PCL, NVDR	49,000	77,122
Cheung Kong Property Holdings, Ltd.	355,948	2,420,201
China Evergrande Group	355,900	267,132
China Jinmao Holdings Group, Ltd.	324,000	100,597
China Overseas Land & Investment, Ltd.	324,397	997,667
China Resources Land, Ltd.	235,211	641,723
China Vanke Company, Ltd., H Shares	113,700	285,398
City Developments, Ltd.	25,800	174,152
Consolidated-Tomoka Land Company (L)	772	42,553
Country Garden Holdings Company, Ltd.	434,467	311,095
Daito Trust Construction Company, Ltd.	10,500	1,468,929
Daiwa House Industry Company, Ltd.	85,900	2,357,375
Dalian Wanda Commercial Properties Company, Ltd., H Shares (S)	37,400	254,379
Deutsche Wohnen AG	50,977	1,749,538
First Capital Realty, Inc.	23,600	371,715
Forestar Group, Inc. (I)	5,789	76,994
Fullshare Holdings, Ltd. (L)	590,000	228,676
Global Logistic Properties, Ltd.	181,200	343,568
Guangzhou R&F Properties Company, Ltd., H Shares	83,600	115,427
Hang Lung Group, Ltd.	115,000	477,460
Hang Lung Properties, Ltd.	295,000	744,540
Henderson Land Development Company, Ltd.	144,220	837,546
HFF, Inc., Class A	6,123	181,547
Highwealth Construction Corp.	166,800	271,271
Hongkong Land Holdings, Ltd.	153,000	1,044,088
Hulic Company, Ltd.	43,900	417,982
Hysan Development Company, Ltd.	81,557	380,263
IOI Properties Group BHD	100,833	47,908
Jones Lang LaSalle, Inc.	11,129	1,276,496
Kennedy-Wilson Holdings, Inc.	13,846	305,304
Kerry Properties, Ltd.	82,268	252,105
LendLease Group	99,536	1,161,318
Lippo Karawaci Tbk PT	1,772,100	97,553
Longfor Properties Company, Ltd.	126,500	202,359
Marcus & Millichap, Inc. (I)	2,537	69,387

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Megaworld Corp.	1,791,300	$129,579
Mitsubishi Estate Company, Ltd.	189,000	3,684,767
Mitsui Fudosan Company, Ltd.	135,000	3,054,628
Multiplan Empreendimentos Imobiliarios SA	16,867	347,141
New Europe Property Investments PLC	20,138	226,731
New World Development Company, Ltd.	735,257	962,397
Nomura Real Estate Holdings, Inc.	19,500	330,775
Pakuwon Jati Tbk PT	2,395,200	105,603
RE/MAX Holdings, Inc., Class A	2,936	168,820
Robinsons Land Corp.	217,900	102,596
Ruentex Development Company, Ltd. (I)	171,000	215,090
Shimao Property Holdings, Ltd.	104,000	149,273
Sino Land Company, Ltd.	401,075	698,083
Sino-Ocean Group Holding, Ltd.	260,358	129,322
SM Prime Holdings, Inc.	1,228,300	718,263
SOHO China, Ltd.	180,500	93,447
Stratus Properties, Inc. (I)(L)	1,156	34,507
Sumitomo Realty & Development Company, Ltd.	54,000	1,490,277
Summarecon Agung Tbk PT	974,400	99,849
Sun Hung Kai Properties, Ltd.	191,500	2,797,830
Sunac China Holdings, Ltd.	167,400	174,078
Swire Pacific, Ltd., Class A	70,000	720,555
Swire Properties, Ltd.	152,800	459,466
Swiss Prime Site AG (I)	12,484	1,084,152
Tejon Ranch Company (I)	2,513	57,925
The RMR Group, Inc., Class A	1,140	59,736
The St. Joe Company (I)	8,569	141,817
The Wharf Holdings, Ltd.	182,625	1,446,830
Tokyo Tatemono Company, Ltd.	30,400	429,127
Tokyu Fudosan Holdings Corp.	76,100	433,904
UOL Group, Ltd.	29,900	140,464
Vonovia SE	70,270	2,446,223
Wheelock & Company, Ltd.	108,000	701,435
		49,141,078
		239,357,320
Telecommunication services – 2.9%
Diversified telecommunication services – 2.1%
Asia Pacific Telecom Company, Ltd. (I)	430,000	144,043
AT&T, Inc.	1,168,593	48,835,501
ATN International, Inc.	1,738	118,862
BCE, Inc.	23,624	1,030,549
Bezeq The Israeli Telecommunication Corp., Ltd.	86,726	154,890
BT Group PLC	1,329,653	5,373,207
CenturyLink, Inc. (L)	103,864	2,519,741
China Communications Services Corp., Ltd., H Shares	206,400	137,820
China Telecom Corp., Ltd., H Shares	1,160,196	545,626
China Unicom Hong Kong, Ltd.	502,416	610,873
Chunghwa Telecom Company, Ltd.	780,000	2,586,237
Cincinnati Bell, Inc. (I)	7,048	136,026
Cogent Communications Holdings, Inc.	6,853	284,057
Consolidated Communications Holdings, Inc. (L)	8,208	185,090
Deutsche Telekom AG	494,940	8,546,284
Elisa OYJ	7,966	265,392
FairPoint Communications, Inc. (I)	3,741	59,295
Frontier Communications Corp. (L)	228,161	668,512
General Communication, Inc., Class A (I)	4,964	100,025
Globalstar, Inc. (I)(L)	66,034	90,467
Hawaiian Telcom Holdco, Inc. (I)	1,253	30,222
HKT Trust and HKT, Ltd.	338,000	450,877
IDT Corp., Class B	2,916	56,279
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Iliad SA	3,554	$737,022
Inmarsat PLC	70,491	622,841
Iridium Communications, Inc. (I)(L)	13,909	121,008
Koninklijke KPN NV	217,669	615,121
Level 3 Communications, Inc. (I)	55,483	3,176,402
LG Uplus Corp.	25,571	289,206
Lumos Networks Corp. (I)	3,465	61,365
Nippon Telegraph & Telephone Corp.	104,300	4,411,819
O2 Czech Republic AS	6,947	74,391
Orange Polska SA	45,616	53,035
Orange SA	272,230	4,101,824
ORBCOMM, Inc. (I)	11,493	98,495
PCCW, Ltd.	544,000	331,651
pdvWireless, Inc. (I)	1,741	44,831
Proximus SADP	25,289	743,511
SFR Group SA (I)	12,198	355,621
Singapore Telecommunications, Ltd.	517,750	1,451,797
Spark New Zealand, Ltd.	213,995	553,031
Straight Path Communications, Inc., Class B (I)(L)	1,620	55,210
Swisscom AG	4,599	2,024,410
TDC A/S (I)	146,230	785,737
Telecom Italia SpA (I)	1,742,015	1,405,828
Telecom Italia SpA (I)	1,055,288	699,613
Telefonica Deutschland Holding AG	109,605	480,614
Telefonica SA	776,025	7,899,894
Telekom Malaysia BHD	58,518	81,164
Telekomunikasi Indonesia Persero Tbk PT	4,805,100	1,379,593
Telenor ASA	184,437	3,007,316
Telia Company AB	413,519	1,660,307
Telkom SA SOC, Ltd.	24,290	126,171
Telstra Corp., Ltd.	773,770	2,857,884
TELUS Corp.	31,279	1,017,827
Tower Bersama Infrastructure Tbk PT	218,400	81,808
TPG Telecom, Ltd.	62,818	300,173
True Corp. PCL	2,622,694	469,197
Turk Telekomunikasyon AS	91,803	144,982
Verizon Communications, Inc.	775,710	38,498,487
Vocus Group, Ltd.	94,923	318,423
Vonage Holdings Corp. (I)	31,853	191,755
Windstream Holdings, Inc. (L)	30,766	229,820
		154,489,059
Wireless telecommunication services – 0.8%
Advanced Info Service PCL	279,300	1,334,858
America Movil SAB de CV, Series L	5,486,500	3,489,907
Axiata Group BHD	172,353	171,861
Boingo Wireless, Inc. (I)	6,285	68,569
China Mobile, Ltd.	517,970	5,713,252
DiGi.Com BHD	211,520	240,091
Empresa Nacional de Telecomunicaciones SA (I)	23,415	257,406
Far EasTone Telecommunications Company, Ltd.	314,000	755,281
Globe Telecom, Inc.	4,595	167,209
KDDI Corp.	276,900	7,236,095
Maxis BHD	111,060	157,706
Millicom International Cellular SA	10,690	582,354
MTN Group, Ltd.	148,327	1,353,355
NII Holdings, Inc. (I)(L)	10,113	20,226
NTT DOCOMO, Inc.	208,900	4,963,033
PLDT, Inc.	14,160	411,160
Rogers Communications, Inc., Class B	54,312	2,280,106
Shenandoah Telecommunications Company	7,763	218,140
SK Telecom Company, Ltd.	2,530	517,211

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
SoftBank Group Corp.	145,100	$10,825,177
Spok Holdings, Inc.	3,584	65,229
StarHub, Ltd.	37,700	77,379
Taiwan Mobile Company, Ltd.	328,000	1,151,744
Tele2 AB, B Shares	56,192	501,736
Telephone & Data Systems, Inc.	23,011	621,987
Tim Participacoes SA	180,289	564,478
Turkcell Iletisim Hizmetleri AS (I)	150,999	492,795
Vodacom Group, Ltd.	31,612	357,014
Vodafone Group PLC	4,186,941	10,485,638
XL Axiata Tbk PT (I)	353,700	79,185
		55,160,182
		209,649,241
Utilities – 2.6%
Electric utilities – 1.4%
ALLETE, Inc.	8,253	554,684
Alliant Energy Corp.	25,466	1,005,398
American Electric Power Company, Inc.	55,369	3,708,062
AusNet Services	316,815	393,325
Centrais Eletricas Brasileiras SA (I)	46,900	323,183
CEZ AS	19,645	346,709
Cheung Kong Infrastructure Holdings, Ltd.	86,000	708,088
Chubu Electric Power Company, Inc.	97,900	1,291,314
CLP Holdings, Ltd.	214,000	2,176,592
Contact Energy, Ltd.	84,041	295,841
CPFL Energia SA	42,137	345,043
DONG Energy A/S (I)(S)	15,300	562,418
Duke Energy Corp.	77,543	6,401,175
Edison International	36,708	2,927,096
EDP – Energias de Portugal SA	354,912	1,097,220
EDP – Energias do Brasil SA	62,832	276,430
El Paso Electric Company	6,813	332,815
Electricite de France SA (L)	36,066	353,590
Emera, Inc.	9,300	318,939
Endesa SA	52,398	1,114,471
Enel Americas SA	4,486,750	873,029
Enel SpA	1,316,839	5,651,459
Enersis Chile SA	2,920,798	300,544
Entergy Corp.	20,280	1,554,665
Equatorial Energia SA	42,000	801,414
Eversource Energy	35,722	2,095,453
Exelon Corp.	103,899	3,814,132
FirstEnergy Corp.	48,161	1,561,861
Fortis, Inc.	60,433	1,916,912
Fortum OYJ	27,232	417,570
Great Plains Energy, Inc.	53,000	1,540,180
Hawaiian Electric Industries, Inc.	26,716	889,108
HK Electric Investments & HK Electric Investments, Ltd. (S)	339,500	296,567
Hokuriku Electric Power Company	24,100	238,399
Hydro One, Ltd. (S)	30,000	533,052
Iberdrola SA	919,443	6,104,892
IDACORP, Inc.	20,776	1,722,954
Interconexion Electrica SA ESP	69,636	266,331
Korea Electric Power Corp. (I)	32,631	1,255,538
Kyushu Electric Power Company, Inc. (I)	63,600	708,820
Mercury NZ, Ltd.	83,420	189,275
MGE Energy, Inc.	5,880	376,026
NextEra Energy, Inc.	52,610	6,891,910
OGE Energy Corp.	49,162	1,810,636
Otter Tail Corp.	6,433	241,881
PG&E Corp.	56,934	3,800,345
PGE Polska Grupa Energetyczna SA	73,656	214,942
COMMON STOCKS (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	12,467	$1,024,663
PNM Resources, Inc.	32,910	1,194,633
Portland General Electric Company	14,781	670,023
Power Assets Holdings, Ltd.	179,500	1,610,313
PPL Corp.	76,506	2,821,541
Red Electrica Corp. SA	71,167	1,284,698
Spark Energy, Inc., Class A (L)	895	24,165
SSE PLC	158,879	3,035,593
Tauron Polska Energia SA (I)	77,559	57,198
Tenaga Nasional BHD	211,736	645,225
Terna Rete Elettrica Nazionale SpA	253,266	1,172,608
The Chugoku Electric Power Company, Inc.	40,900	450,984
The Kansai Electric Power Company, Ltd. (I)	107,400	1,191,076
The Southern Company	110,331	5,607,021
Tohoku Electric Power Company, Inc.	67,200	863,719
Tokyo Electric Power Company Holdings, Inc. (I)	217,100	833,777
Westar Energy, Inc.	34,904	1,884,118
Xcel Energy, Inc.	57,235	2,501,742
		97,473,385
Gas utilities – 0.3%
APA Group	200,233	1,298,426
Atmos Energy Corp.	25,593	2,003,676
Chesapeake Utilities Corp.	2,657	183,200
China Gas Holdings, Ltd.	149,800	222,192
China Resources Gas Group, Ltd.	78,000	238,220
Delta Natural Gas Company, Inc.	1,543	47,000
ENN Energy Holdings, Ltd.	64,700	312,451
Gas Natural SDG SA	58,440	1,135,883
Hong Kong & China Gas Company, Ltd.	998,159	1,918,740
Infraestructura Energetica Nova SAB de CV	89,300	382,508
Korea Gas Corp. (I)	3,658	158,114
National Fuel Gas Company	20,965	1,264,190
New Jersey Resources Corp.	35,405	1,394,957
Northwest Natural Gas Company	4,547	273,275
ONE Gas, Inc.	21,436	1,405,130
Osaka Gas Company, Ltd.	279,000	1,077,508
Perusahaan Gas Negara Persero Tbk PT	1,054,069	222,982
Petronas Gas BHD	43,999	198,363
South Jersey Industries, Inc.	13,304	465,906
Southwest Gas Holdings, Inc.	19,522	1,669,717
Spire, Inc.	7,368	485,551
Toho Gas Company, Ltd.	56,000	403,636
Tokyo Gas Company, Ltd.	298,000	1,356,375
UGI Corp.	42,584	2,053,826
WGL Holdings, Inc.	21,004	1,753,624
		21,925,450
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	196,800	168,119
AES Corp.	73,359	845,096
AES Gener SA	492,985	187,853
AES Tiete Energia SA	40,900	210,958
Atlantic Power Corp. (I)	23,257	54,654
Atlantica Yield PLC	9,904	215,511
CGN Power Company, Ltd., H Shares (S)	884,500	268,780
China Longyuan Power Group Corp., H Shares	275,200	236,016
China Power International Development, Ltd.	287,100	111,278
China Resources Power Holdings Company, Ltd.	150,532	272,430
Colbun SA	1,182,004	232,656
Dynegy, Inc. (I)	19,733	158,653
Electric Power Development Company, Ltd.	21,800	512,644
Electricity Generating PCL, Foreign Shares	36,100	213,583
Enel Generacion Chile SA	499,019	339,136

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Energy Development Corp.	1,279,900	$150,158
Engie Brasil Energia SA	34,047	403,481
Glow Energy PCL, Foreign Shares	135,400	302,089
Huaneng Power International, Inc., H Shares	366,564	250,097
Huaneng Renewables Corp., Ltd., H Shares	344,600	117,131
Meridian Energy, Ltd.	147,379	286,664
NRG Energy, Inc.	34,491	571,171
NRG Yield, Inc., Class A	6,238	104,861
NRG Yield, Inc., Class C	10,383	180,664
Ormat Technologies, Inc.	6,525	359,723
Pattern Energy Group, Inc.	11,201	232,869
TerraForm Global, Inc., Class A (I)	15,939	69,335
TerraForm Power, Inc., Class A (I)	14,631	168,403
		7,224,013
Multi-utilities – 0.7%
AGL Energy, Ltd.	122,132	2,257,332
Ameren Corp.	27,368	1,496,756
Atco, Ltd., Class I	12,273	419,326
Avista Corp.	10,482	417,917
Black Hills Corp.	21,647	1,404,457
Canadian Utilities, Ltd., Class A	19,982	537,688
CenterPoint Energy, Inc.	48,497	1,324,938
Centrica PLC	857,730	2,416,214
CMS Energy Corp.	31,457	1,400,466
Consolidated Edison, Inc.	34,328	2,644,629
Dominion Resources, Inc.	70,560	5,478,278
DTE Energy Company	20,122	2,039,968
DUET Group	442,236	931,640
E.ON SE	303,244	2,352,132
Engie SA	199,640	2,442,653
Innogy SE (I)(S)	20,512	736,315
MDU Resources Group, Inc.	48,079	1,303,422
National Grid PLC	591,273	7,183,001
NiSource, Inc.	35,883	857,963
NorthWestern Corp.	19,937	1,166,315
Public Service Enterprise Group, Inc.	56,943	2,618,239
RWE AG (I)	74,185	1,056,491
SCANA Corp.	16,075	1,114,801
Sempra Energy	28,131	3,102,568
Suez	43,720	655,560
Unitil Corp.	2,446	109,092
Vectren Corp.	20,400	1,149,540
Veolia Environnement SA	65,755	1,077,587
WEC Energy Group, Inc.	35,426	2,135,125
YTL Corp. BHD	269,517	94,080
YTL Power International BHD	114,463	38,390
		51,962,883
Water utilities – 0.1%
Aguas Andinas SA, Class A	403,388	215,434
American States Water Company	6,178	276,280
American Water Works Company, Inc.	20,070	1,565,460
Aqua America, Inc.	43,661	1,385,800
Artesian Resources Corp., Class A	1,600	52,720
Beijing Enterprises Water Group, Ltd. (I)	370,000	264,130
California Water Service Group	8,066	296,426
Cia de Saneamento Basico do Estado de Sao Paulo	73,440	773,633
Connecticut Water Service, Inc.	1,899	108,338
Consolidated Water Company, Ltd.	2,949	30,522
Guangdong Investment, Ltd.	225,380	307,046
Middlesex Water Company	2,760	103,914
Severn Trent PLC	36,005	1,044,898
SJW Group	2,745	133,215
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	2,331	$83,916
United Utilities Group PLC	105,012	1,276,090
		7,917,822
		186,503,553
TOTAL COMMON STOCKS (Cost $5,725,404,810)		$6,754,280,992
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	24,050	378,821
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,136	606,272
Hyundai Motor Company, Ltd.	2,985	258,286
Hyundai Motor Company, Ltd., 2nd Preferred	4,792	431,862
Porsche Automobil Holding SE	23,284	1,285,007
Volkswagen AG	28,136	4,158,395
		6,739,822
Multiline retail – 0.0%
Lojas Americanas SA	122,826	645,533
		7,764,176
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	42,062	159,793
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	33,856	624,206
Household products – 0.1%
Henkel AG & Company KGaA	27,111	3,387,009
Personal products – 0.0%
Amorepacific Corp.	1,185	175,449
LG Household & Health Care, Ltd.	277	139,078
		314,527
		4,485,535
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA (I)	838,961	4,074,170
Financials – 0.3%
Banks – 0.3%
Banco Bradesco SA	595,113	6,363,686
Bancolombia SA	81,169	756,698
Grupo Aval Acciones y Valores SA	621,978	241,069
Itau Unibanco Holding SA	690,778	8,845,959
Itausa – Investimentos Itau SA	831,840	2,674,581
		18,881,993
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	18,617	225,688
		19,107,681
Information technology – 0.0%
Technology hardware, storage and peripherals – 0.0%
Samsung Electronics Company, Ltd.	2,226	2,946,314
Materials – 0.1%
Chemicals – 0.0%
Braskem SA, A Shares	33,257	344,631
FUCHS PETROLUB SE	10,156	469,814
LG Chem, Ltd.	1,008	158,169
Sociedad Quimica y Minera de Chile SA, B Shares	14,996	470,942
		1,443,556

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Metals and mining – 0.1%
Gerdau SA	197,283	$818,756
Vale SA	412,266	4,161,508
		4,980,264
Paper and forest products – 0.0%
Suzano Papel e Celulose SA, A Shares	86,009	372,050
		6,795,870
Telecommunication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	95,754	1,407,873
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares (I)	48,404	381,710
Cia Energetica de Minas Gerais	162,548	555,773
Cia Paranaense de Energia, B Shares	22,437	242,164
		1,179,647
		1,179,647
TOTAL PREFERRED SECURITIES (Cost $37,378,078)		$47,761,266
EXCHANGE-TRADED FUNDS – 0.8% iShares MSCI India ETF	1,193,355	35,406,843
iShares MSCI Russia Capped ETF	77,592	2,435,613
VanEck Vectors Russia ETF (L)	931,320	18,784,724
TOTAL EXCHANGE-TRADED FUNDS (Cost $52,496,257)		$56,627,180
RIGHTS – 0.0%
Community Health Systems, Inc. (I)(N)	70,775	609
IOI Properties Group BHD (Expiration Date: 03/17/2017; Strike Price: MYR 1.38) (I)	25,208	4,145
Itausa – Investimentos Itau SA (Expiration Date: 03/29/2017; Strike Price: BRL 6.10) (I)	13,631	17,263
TOTAL RIGHTS (Cost $4,600)		$22,017
WARRANTS – 0.0%
Asterias Biotherapeutics, Inc. (Expiration Date: 02/15/2017; Strike Price: $5.00) (I)	456	169
Indorama Ventures PCL (Expiration Date: 08/24/2017; Strike Price: THB 36.00) (I)	15,200	888
Indorama Ventures PCL (Expiration Date: 08/24/2018; Strike Price: THB 43.00) (I)	11,692	898
Minor International PCL (Expiration Date: 11/03/2017; Strike Price: THB 40.00) (I)	11,170	896
TOTAL WARRANTS (Cost $260)		$2,851
SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust, 0.8372% (W)(Y)	9,534,044	$95,408,132
TOTAL SECURITIES LENDING COLLATERAL (Cost $95,404,001)		$95,408,132
SHORT-TERM INVESTMENTS – 3.8%
Repurchase agreement – 3.8%
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.030% to be repurchased at $271,820,227 on 03/01/2017, collateralized by $275,315,000 U.S. Treasury Bonds, 2.875% – 3.000% due 05/15/2045 to 08/15/2045 (valued at $277,268,071, including interest)	$271,820,000	271,820,000
TOTAL SHORT-TERM INVESTMENTS (Cost $271,820,000)		$271,820,000
Total Investments (Strategic Equity Allocation Fund) (Cost $6,182,508,006) – 100.5%		$7,225,922,438
Other assets and liabilities, net – (0.5%)		(34,448,170)
TOTAL NET ASSETS – 100.0%		$7,191,474,268

Currency Abbreviations

BRL	Brazilian Real
MYR	Malaysian Ringgit
THB	Thai Baht

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(N)	Strike price and/or expiration date not available.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
CAD Currency Futures	127	Long	Mar 2017	$9,648,556	$9,556,750	($91,806)
Mini MSCI EAFE Index Futures	1,129	Long	Mar 2017	94,971,311	98,533,474	3,562,163
Mini MSCI Emerging Markets Index Futures	572	Long	Mar 2017	25,578,838	26,620,880	1,042,042
Russell 2000 Mini Index Futures	231	Long	Mar 2017	15,815,885	15,996,750	180,865
S&P 500 Index Futures	263	Long	Mar 2017	150,405,920	155,354,100	4,948,180
S&P Mid 400 Index E-Mini Futures	127	Long	Mar 2017	21,557,346	21,941,790	384,444
S&P/TSX 60 Index Futures	74	Long	Mar 2017	10,008,719	10,096,831	88,112
						$10,114,000

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.5%
U.S. Government – 18.4%
Treasury Inflation Protected Securities
0.125%, 01/15/2023	$	7,007,865	$7,036,380
0.375%, 07/15/2023		1,244,916	1,271,334
0.750%, 02/15/2042 to 02/15/2045		2,798,442	2,711,487
1.000%, 02/15/2046		509,446	525,919
1.375%, 02/15/2044		3,107,730	3,479,076
1.750%, 01/15/2028		25,699,146	29,293,043
2.375%, 01/15/2025 to 01/15/2027		31,448,475	36,888,927
2.500%, 01/15/2029		18,666,700	23,025,617
3.625%, 04/15/2028		4,925,910	6,602,118
3.875%, 04/15/2029		9,399,104	13,124,326
U.S. Treasury Bonds
0.125%, 07/15/2026		9,568,495	9,400,539
2.250%, 08/15/2046		6,400,000	5,477,498
2.500%, 02/15/2045		23,400,000	21,236,413
2.500%, 02/15/2046 (D)		1,000,000	905,742
2.750%, 08/15/2042 to 11/15/2042		52,300,000	50,253,042
2.875%, 05/15/2043		3,700,000	3,634,673
2.875%, 08/15/2045 (D)		18,100,000	17,735,882
3.000%, 05/15/2042 to 05/15/2045		21,500,000	21,644,372
3.000%, 11/15/2044 (D)		20,300,000	20,394,354
3.125%, 02/15/2043 to 08/15/2044		51,600,000	53,112,848
3.375%, 05/15/2044		16,100,000	17,342,727
3.625%, 08/15/2043 (D)		3,300,000	3,710,566
3.625%, 02/15/2044		4,300,000	4,836,326
3.750%, 11/15/2043		14,900,000	17,123,363
4.250%, 05/15/2039 (D)		1,500,000	1,846,466
4.375%, 11/15/2039 to 05/15/2040		8,600,000	10,762,458
4.500%, 08/15/2039 (D)		2,400,000	3,054,000
4.625%, 02/15/2040 (D)		2,100,000	2,719,172
			389,148,668
U.S. Government Agency – 48.1%
Federal Home Loan Mortgage Corp.
3.031%, 06/01/2034 (P)		48,603	51,775
3.179%, 01/01/2029 (P)		26,101	27,329
3.301%, 11/01/2035 (P)		29,632	30,741
3.500%, TBA (C)		10,000,000	10,244,972
4.000%, TBA (C)		24,000,000	25,163,832
4.000%, 05/01/2029 to 09/01/2035		562,118	597,142
4.500%, TBA (C)		11,000,000	11,810,191
4.500%, 10/01/2025 to 10/01/2041		305,040	328,412
5.500%, 04/01/2035 to 01/01/2040		1,075,444	1,205,402
6.000%, 08/01/2022 to 05/01/2040		14,000,742	15,851,922
Federal National Mortgage Association
1.796%, 06/01/2043 (P)		314,193	316,955
1.996%, 10/01/2040 (P)		23,838	24,137
2.310%, 08/01/2022		3,126,860	3,099,086
2.456%, 11/01/2035 (P)		79,106	81,881
2.640%, 06/01/2022		3,729,303	3,764,782
2.663%, 05/01/2035 (P)		140,396	146,287
2.721%, 09/01/2035 (P)		612,947	645,566
2.734%, 11/01/2034 (P)		80,755	83,406
2.800%, 03/01/2035 (P)		28,597	30,151
2.820%, 01/01/2036 (P)		4,486,832	4,734,590
2.870%, 09/01/2027		3,010,680	2,972,412
2.902%, 05/01/2035 (P)		36,632	38,350
2.940%, 07/01/2022		1,497,026	1,532,307
2.954%, 09/01/2035 (P)		49,039	51,366
2.965%, 06/01/2035 (P)		208,838	222,900
3.000%, TBA (C)		189,000,000	188,518,900
3.000%, 04/01/2022 to 05/01/2022		181,829	187,068
3.026%, 07/01/2034 (P)		68,889	72,758
3.155%, 05/01/2022		5,581,883	5,761,732
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.167%, 01/01/2035 (P)	$	58,205	$60,055
3.330%, 11/01/2021		311,353	323,523
3.500%, TBA (C)		327,000,000	334,668,168
3.500%, 01/01/2021 to 10/01/2030		5,942,706	6,224,705
3.870%, 05/01/2036 (P)		314,813	328,475
4.000%, TBA (C)		213,000,000	223,539,728
4.000%, 08/01/2018 to 08/01/2041		11,423,872	12,015,333
4.500%, TBA (C)		25,000,000	26,865,442
4.500%, 01/01/2018 to 07/01/2042		8,302,028	8,901,761
5.000%, TBA (C)		5,000,000	5,472,849
5.000%, 03/01/2023 to 03/01/2044		2,247,757	2,473,903
5.500%, 06/01/2018 to 09/01/2041		35,803,026	39,996,053
6.000%, 03/01/2021 to 05/01/2041		13,373,302	15,138,705
6.500%, 03/01/2036 to 11/01/2037		6,477	7,479
Government National Mortgage Association
2.000%, 02/20/2024 to 02/20/2032 (P)		199,165	204,400
2.125%, 09/20/2021 to 05/20/2030 (P)		106,144	108,127
2.250%, 10/20/2029 to 11/20/2029 (P)		107,275	110,068
3.000%, 12/15/2044		740,963	750,806
3.500%, TBA (C)		21,000,000	21,822,991
4.000%, 10/20/2044 to 01/20/2046		15,645,648	16,575,934
5.000%, TBA (C)		3,000,000	3,295,311
5.000%, 10/15/2033 to 09/15/2040		15,779,663	17,459,614
U.S. Small Business Administration
5.130%, 09/01/2023		18,217	19,353
5.520%, 06/01/2024		321,539	342,410
			1,014,301,545
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,414,171,528)			$1,403,450,213
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.0%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, 09/15/2017	EUR	600,000	647,653
Canada – 0.6%
Province of Ontario
1.650%, 09/27/2019	$	5,500,000	5,471,884
3.150%, 06/02/2022	CAD	1,400,000	1,128,907
4.400%, 04/14/2020	$	800,000	856,918
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,048,534
3.500%, 12/01/2022	CAD	600,000	493,042
4.250%, 12/01/2021		2,800,000	2,359,404
			11,358,689
South Korea – 0.4%
Export-Import Bank of Korea
2.625%, 12/30/2020	$	8,400,000	8,452,559
Korea Development Bank
3.500%, 08/22/2017		600,000	605,220
			9,057,779
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $22,523,862)			$21,064,121
CORPORATE BONDS – 30.3%
Consumer discretionary – 1.4%
DISH DBS Corp.
4.250%, 04/01/2018		300,000	306,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
1.471%, 09/08/2017 (P)	$	1,200,000	$1,200,872
2.551%, 10/05/2018		7,566,000	7,627,474
6.625%, 08/15/2017		2,200,000	2,249,740
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,382,311
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	10,619,932
Volkswagen Group of America Finance LLC
1.520%, 05/22/2018 (P)(S)		1,800,000	1,798,418
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	913,500
			29,098,247
Consumer staples – 0.3%
CVS Health Corp.
2.800%, 07/20/2020		6,700,000	6,810,027
CVS Pass-Through Trust
6.943%, 01/10/2030		226,789	266,492
			7,076,519
Energy – 1.4%
Energy Transfer Partners LP
4.750%, 01/15/2026		1,000,000	1,047,505
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023		100,000	98,871
6.500%, 04/01/2020		200,000	222,555
6.850%, 02/15/2020		2,700,000	3,021,446
Kinder Morgan, Inc.
7.000%, 06/15/2017		2,000,000	2,031,040
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,251,773
Petrobras Global Finance BV
6.125%, 01/17/2022		2,700,000	2,774,250
8.375%, 05/23/2021		2,300,000	2,567,260
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	4,678,007
Sabine Pass Liquefaction LLC
5.875%, 06/30/2026 (S)		5,000,000	5,599,400
Western Gas Partners LP
3.950%, 06/01/2025		2,375,000	2,376,408
Williams Partners LP
4.875%, 05/15/2023		2,300,000	2,380,500
			30,049,015
Financials – 22.1%
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,993,625
American Express Bank FSB
6.000%, 09/13/2017		3,300,000	3,381,144
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,158,723
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,004,630
Banco Popular Espanol SA (11.500% to 10/10/2018, then 5 Year Euro Swap Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,388,581
Bank of America Corp.
2.625%, 04/19/2021	$	1,500,000	1,501,757
2.650%, 04/01/2019		2,800,000	2,836,786
3.300%, 01/11/2023		3,400,000	3,422,430
5.750%, 12/01/2017		100,000	103,130
6.400%, 08/28/2017		5,700,000	5,840,391
6.875%, 04/25/2018		16,000,000	16,914,832
CORPORATE BONDS (continued)
Financials (continued)
Bank of America NA
1.263%, 06/15/2017 (P)	$	6,100,000	$6,100,610
1.458%, 05/08/2017 (P)		3,600,000	3,603,136
6.000%, 10/15/2036		2,700,000	3,349,077
Barclays Bank PLC (14.000% to 06/15/2019, then 3 month GBP LIBOR + 13.400%)
06/15/2019 (Q)	GBP	600,000	919,470
Barclays PLC
2.635%, 01/10/2023 (P)	$	4,600,000	4,649,680
3.144%, 08/10/2021 (P)		9,800,000	10,240,706
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,500,000	1,629,375
BRFkredit A/S
1.000%, 01/01/2018	DKK	70,100,000	10,097,383
2.000%, 10/01/2017		74,000,000	10,692,612
4.000%, 01/01/2018		50,700,000	7,491,564
CIT Group, Inc.
3.875%, 02/19/2019	$	2,600,000	2,660,138
5.250%, 03/15/2018		7,300,000	7,543,674
5.500%, 02/15/2019 (S)		2,400,000	2,527,512
Citigroup, Inc.
1.554%, 05/01/2017 (P)		1,700,000	1,701,115
2.900%, 12/08/2021		5,000,000	5,017,120
Cooperatieve Rabobank UA
4.375%, 08/04/2025		1,500,000	1,530,116
Credit Suisse AG (5.750% to 09/18/2020, then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,651,869
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	$	2,900,000	2,944,570
3.750%, 03/26/2025		5,800,000	5,710,564
3.800%, 06/09/2023		6,000,000	6,005,640
Deutsche Bank AG
2.944%, 05/10/2019 (P)		8,400,000	8,514,467
4.250%, 10/14/2021 (S)		4,300,000	4,345,649
HSBC Holdings PLC
3.191%, 03/08/2021 (P)		4,100,000	4,301,540
3.400%, 03/08/2021		4,900,000	5,019,697
Huntington Bancshares, Inc.
3.150%, 03/14/2021		5,000,000	5,089,925
JPMorgan Chase & Co.
1.588%, 04/25/2018 (P)		3,200,000	3,212,010
2.400%, 06/07/2021		4,400,000	4,377,402
2.550%, 03/01/2021		3,300,000	3,309,088
2.750%, 06/23/2020		9,100,000	9,255,819
KBC Bank NV (8.000% to 01/25/2018, then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,358,750
Lloyds Bank PLC (12.000% to 12/16/2024, then 3 month LIBOR + 11.750%)
12/16/2024 (Q)(S)		17,300,000	23,242,550
Morgan Stanley
2.125%, 04/25/2018		2,300,000	2,312,482
2.318%, 04/25/2018 (P)		15,700,000	15,879,608
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		7,900,000	7,906,004
National Australia Bank, Ltd.
2.250%, 03/16/2021 (S)		4,700,000	4,668,858
New York Life Global Funding
2.900%, 01/17/2024 (S)		6,100,000	6,112,273

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018	DKK	35,000,000	$5,063,861
2.000%, 10/01/2017		13,500,000	1,950,552
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	661,198
Nykredit Realkredit A/S
1.000%, 04/01/2018	DKK	85,000,000	12,299,643
2.000%, 10/01/2017 to 04/01/2018		97,200,000	14,106,980
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)	$	800,000	837,504
7.250%, 12/15/2021 (S)		800,000	836,000
Preferred Term Securities XVI, Ltd.
1.463%, 03/23/2035 (P)(S)		4,734,319	3,728,276
Preferred Term Securities XX, Ltd.
1.363%, 03/22/2038 (P)(S)		5,006,999	3,930,494
Realkredit Danmark A/S
1.000%, 04/01/2017 to 04/01/2018	DKK	336,200,000	48,513,076
2.000%, 04/01/2017 to 01/01/2018		95,000,000	13,662,261
Regions Financial Corp.
3.200%, 02/08/2021	$	3,600,000	3,668,288
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,698,167
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017, then 3 month LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,616,000
Royal Bank of Scotland Group PLC (7.648% to 09/30/2031, then 3 month LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,850,000
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,157,378
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,131,250
6.900%, 12/15/2017		2,000,000	2,062,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	13,468,288
The Blackstone Group LP
9.296%, 03/18/2019		1,384,097	1,399,668
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025		8,400,000	8,414,188
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		1,000,000	996,117
2.500%, 01/18/2023 (S)		6,900,000	6,903,250
UBS AG
1.615%, 06/01/2017 (P)		900,000	900,809
1.905%, 06/01/2020 (P)		300,000	301,078
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		8,300,000	8,316,708
4.125%, 04/15/2026 (S)		4,400,000	4,474,835
Wells Fargo & Company
2.269%, 10/31/2023 (P)		5,800,000	5,911,006
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)		5,800,000	6,104,500
Wells Fargo Bank NA
1.750%, 12/06/2019 (P)		3,700,000	3,728,982
Westpac Banking Corp.
2.100%, 02/25/2021 (S)		6,200,000	6,135,266
			466,346,205
Health care – 0.8%
Actavis Funding SCS
3.450%, 03/15/2022		700,000	715,034
CORPORATE BONDS (continued)
Health care (continued)
Baxalta, Inc.
2.875%, 06/23/2020	$	5,500,000	$5,565,758
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	7,600,000	6,294,452
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020	$	3,800,000	3,823,628
			16,398,872
Industrials – 1.2%
AerCap Ireland Capital DAC
2.750%, 05/15/2017		3,900,000	3,909,679
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	6,817,236
International Lease Finance Corp.
3.875%, 04/15/2018	$	1,500,000	1,533,015
7.125%, 09/01/2018 (S)		1,900,000	2,042,633
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (S)		6,721,000	3,273,127
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		512,880	185,919
Owens Corning
4.200%, 12/01/2024		3,200,000	3,292,832
Pentair Finance SA
1.875%, 09/15/2017		3,300,000	3,301,264
			24,355,705
Information technology – 0.2%
Diamond 1 Finance Corp.
5.450%, 06/15/2023 (S)		4,200,000	4,537,277
			4,537,277
Materials – 0.7%
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		6,900,000	7,098,375
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (S)		727,329	737,148
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (S)		6,570,385	6,655,800
			14,491,323
Real estate – 0.7%
Alexandria Real Estate Equities, Inc.
4.300%, 01/15/2026		4,000,000	4,156,504
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,418,785
Prologis LP
3.750%, 11/01/2025		5,000,000	5,160,850
			14,736,139
Telecommunication services – 0.8%
AT&T, Inc.
2.800%, 02/17/2021		2,900,000	2,906,838
Telefonica Emisiones SAU
1.648%, 06/23/2017 (P)		8,800,000	8,813,103
Verizon Communications, Inc.
2.709%, 09/14/2018 (P)		2,900,000	2,969,226
2.946%, 03/15/2022 (S)		2,070,000	2,067,860
			16,757,027
Utilities – 0.7%
Broadcom Corp.
3.625%, 01/15/2024 (S)		5,900,000	5,946,952
Dynegy, Inc.
6.750%, 11/01/2019		5,625,000	5,793,750
7.375%, 11/01/2022		1,400,000	1,375,500
7.625%, 11/01/2024		800,000	760,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Red Oak Power LLC
8.540%, 11/30/2019	$	337,119	$337,119
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		1,477,077	1,481,579
			15,694,900
TOTAL CORPORATE BONDS (Cost $637,309,532)			$639,541,229
TERM LOANS (M) – 0.2%
Telecommunication services – 0.2%
Sprint Communications, Inc.
3.313%, 02/02/2024		5,000,000	5,007,150
TOTAL TERM LOANS (Cost $5,000,000)			$5,007,150
MUNICIPAL BONDS – 2.3%
California State Public Works Board, Series G2 8.361%, 10/01/2034		8,500,000	12,413,230
California Statewide Communities Development Authority 7.550%, 05/15/2040		4,300,000	5,700,596
Chicago Transit Authority, Series A (Illinois) 6.300%, 12/01/2021		140,000	151,806
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,083,179
7.750%, 01/01/2042		1,600,000	1,644,096
Illinois Municipal Electric Agency 6.832%, 02/01/2035		1,800,000	2,188,476
Iowa Tobacco Settlement Authority, Series A 6.500%, 06/01/2023		590,000	589,929
Los Angeles County Public Works Financing Authority (California) 7.618%, 08/01/2040		6,800,000	9,958,940
New Jersey State Turnpike Authority 7.414%, 01/01/2040		5,400,000	7,885,728
Public Power Generation Agency (Nebraska) 7.242%, 01/01/2041		300,000	366,609
University of California 6.270%, 05/15/2031		5,300,000	5,777,159
TOTAL MUNICIPAL BONDS (Cost $42,815,360)			$48,759,748
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.7%
Commercial and residential – 10.1%
Alternative Loan Trust, Series 2005-31, Class 2A1
1.078%, 08/25/2035 (P)		4,511,492	3,721,387
American Home Mortgage Investment Trust, Series 2004-4, Class 4A
3.357%, 02/25/2045 (P)		67,704	68,508
BAMLL Commercial Mortgage Securities Trust, Series 2016-ASHF, Class A
2.670%, 12/15/2033 (P)(S)		4,600,000	4,620,108
Banc of America Mortgage Trust, Series 2005-F, Class 2A2
3.213%, 07/25/2035 (P)		1,054,191	977,151
BCAP LLC Trust
Series 2011-RR4, Class 8A1, 5.250%, 02/26/2036 (S)		1,817,428	1,464,058
Series 2011-RR5, Class 12A1, 5.092%, 03/26/2037 (P)(S)		420,124	411,722
Series 2011-RR5, Class 5A1, 5.250%, 08/26/2037 (S)		2,953,534	3,037,752
Series 2012-RR10, Class 8A2, 4.000%, 03/26/2036 (P)(S)		1,460,088	1,456,340
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 2A1, 3.238%, 11/25/2034 (P)	$	911,877	$876,872
Series 2005-1, Class 2A1, 3.466%, 03/25/2035 (P)		1,718,582	1,678,829
Series 2003-8, Class 2A1, 3.552%, 01/25/2034 (P)		184,048	186,501
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.308%, 09/25/2035 (P)		436,596	374,539
Series 2005-8, Class 21A1, 3.210%, 10/25/2035 (P)		4,558,502	4,335,003
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16, Class A1A, 5.699%, 06/11/2040 (P)		2,868,935	2,881,734
Series 2007-PW18, Class A4, 5.700%, 06/11/2050		4,970,792	5,047,760
Bella Vista Mortgage Trust, Series 2005-1, Class 2A
1.317%, 02/22/2035 (P)		1,692,126	1,496,334
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.040%, 05/25/2035 (P)		212,443	209,031
Series 2005-11, Class A2A, 2.930%, 10/25/2035 (P)		2,133,134	2,144,710
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)		2,048,184	2,109,627
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1, 6.000%, 12/25/2034		2,132,953	2,104,910
Series 2006-OC7, Class 2A2A, 0.948%, 07/25/2046 (P)		3,375,882	2,998,805
Series 2007-OA6, Class A1B, 0.978%, 06/25/2037 (P)		5,266,954	4,704,741
Series 2005-62, Class 2A1, 1.614%, 12/25/2035 (P)		2,687,679	2,417,642
Series 2005-81, Class A1, 1.058%, 02/25/2037 (P)		3,088,009	2,532,963
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22, Class A3, 3.096%, 11/25/2034 (P)		632,115	622,274
Series 2004-HYB9, Class 1A1, 3.309%, 02/20/2035 (P)		807,349	812,977
Series 2005-HYB9, Class 3A2A, 3.309%, 02/20/2036 (P)		155,874	137,167
Credit Suisse Commercial Mortgage Trust
Series 2010-18, Class R, 3.030%, 04/26/2038 (P)(S)		1,086,338	1,069,917
Series 2007-C5, Class A4, 5.695%, 09/15/2040 (P)		4,133,030	4,170,192
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB
3.314%, 11/15/2049		3,000,000	3,067,207
Deco, Ltd., Series 2014-BONA, Class A
1.250%, 11/07/2024 (P)(S)	EUR	6,140,189	6,526,679
Eurosail-UK PLC, Series 2007-4X, Class A2A
0.677%, 06/13/2045 (P)	GBP	1,114,100	1,381,511
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1
2.949%, 02/25/2035 (P)	$	933,399	922,665

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1, 2.614%, 03/25/2036 (P)	$	3,395,564	$2,863,392
Series 2006-AR6, Class A1A, 0.858%, 10/25/2046 (P)		7	7
GS Mortgage Securities Corp Trust, Series 2016-RENT, Class A
3.203%, 02/10/2029 (S)		4,700,000	4,801,702
GS Mortgage Securities Trust, Series 2016-GS4, Class 225B
2.994%, 11/10/2029 (S)		3,305,000	3,246,171
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF2
1.128%, 01/25/2036 (P)(S)		269,308	226,185
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1, 3.091%, 09/25/2035 (P)		6,006,118	6,200,996
Series 2005-AR7, Class 6A1, 3.282%, 11/25/2035 (P)		655,987	635,132
HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A
1.219%, 05/19/2035 (P)		176,891	161,964
Hilton USA Trust, Series 2016-SFP, Class A
2.828%, 11/05/2035 (S)		5,800,000	5,724,169
HomeBanc Mortgage Trust, Series 2005-4, Class A1
1.048%, 10/25/2035 (P)		4,622,437	4,470,014
JPMorgan Alternative Loan Trust, Series 2006-S3, Class A6
6.120%, 08/25/2036 (P)		1,941,632	1,906,914
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL
2.220%, 01/15/2033 (P)(S)		5,000,000	4,999,997
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A4, 5.882%, 02/15/2051 (P)		580,457	585,144
Series 2016-ATRM, Class A, 2.962%, 10/05/2028 (S)		5,300,000	5,334,154
Series 2016-JP4, Class ASB, 3.474%, 12/15/2049 (P)		5,000,000	5,183,369
Series 2007-LDPX, Class A3, 5.420%, 01/15/2049		54,535	54,492
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2
5.750%, 01/25/2036		76,067	63,499
Landmark Mortgage Securities No 3 PLC, Series 3, Class A
0.637%, 04/17/2044 (P)	GBP	2,002,025	2,335,230
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8
6.000%, 03/25/2037	$	3,011,778	2,274,707
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5, 2.923%, 04/25/2035 (P)		310,490	295,306
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)		2,442,197	2,438,287
Series 2005-2, Class 3A, 1.780%, 10/25/2035 (P)		145,330	138,114
Series 2005-3, Class 4A, 1.028%, 11/25/2035 (P)		60,543	56,973
Series 2005-A6, Class 2A3, 1.158%, 08/25/2035 (P)		1,120,276	1,081,288
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	$	1,308,415	$1,307,615
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/2049		2,500,000	2,565,594
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.402%, 07/13/2029 (P)(S)		4,800,000	4,914,635
Series 2016-UB12, Class ASB, 3.436%, 12/15/2049		3,000,000	3,061,581
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A, 6.014%, 08/12/2045 (P)(S)		486,855	486,574
Series 2010-R4, Class 4B, 1.301%, 02/26/2037 (P)(S)		6,702,420	5,173,060
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1A1D
1.158%, 12/25/2035 (P)		1,472,247	1,357,991
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1
0.938%, 02/25/2037 (P)		7,677,071	6,455,626
RBSGC Mortgage Loan Trust, Series 2005-A, Class 1A
5.500%, 04/25/2035		1,794,659	1,714,411
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1, 1.021%, 02/26/2037 (P)(S)		2,722,810	2,566,100
Series 2011-4, Class 6A1, 1.011%, 06/27/2036 (P)(S)		1,900,000	1,612,422
Residential Accredits Loans, Inc. Trust, Series 2005-QS13, Class 2A1
1.478%, 09/25/2035 (P)		3,100,451	2,303,482
Residential Accredits Loans, Inc. Trust, Series 2007-QO3, Class A1
0.938%, 03/25/2047 (P)		2,789,472	2,390,504
Residential Asset Securitization Trust, Series 2005-A1, Class A1
5.500%, 04/25/2035		3,111,645	3,146,872
Residential Funding Mortgage Securities I Trust, Series 2004-S9, Class 1A23
5.500%, 12/25/2034		46,982	47,144
RMAC PLC, Series 2005-NS1X, Class A2A
0.506%, 06/12/2037 (P)	GBP	271,526	316,704
Sequoia Mortgage Trust, Series 6, Class A
1.421%, 04/19/2027 (P)	$	1,748,763	1,633,674
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 2A
3.255%, 02/25/2035 (P)		10,975,001	10,854,453
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3, 1.031%, 07/19/2035 (P)		743,581	721,028
Series 2005-AR8, Class A1A, 1.058%, 02/25/2036 (P)		292,184	246,734
Series 2007-AR2, Class 2A1, 0.908%, 03/25/2037 (P)		1,635,206	1,159,370
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-15, Class 3A5
1.228%, 09/25/2034 (P)		677,719	638,707

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
TBW Mortgage-Backed Trust, Series 2006-4, Class A3
0.978%, 09/25/2036 (P)	$	2,718,137	$2,686,037
WaMu Mortgage Pass- Through Certificates
Series 2001-7, Class A, 1.771%, 05/25/2041 (P)		4,496	4,459
Series 2002-AR17, Class 1A, 1.814%, 11/25/2042 (P)		78,837	73,198
Series 2002-AR9, Class 1A, 2.014%, 08/25/2042 (P)		212,731	203,012
Series 2004-CB1, Class 6A, 6.000%, 06/25/2034		1,784,157	1,941,368
Series 2004-CB4, Class 11A, 6.000%, 12/25/2034		5,821,148	6,163,268
Series 2005-AR13, Class A1A1, 1.068%, 10/25/2045 (P)		8,363,484	8,108,286
Series 2005-AR19, Class A1A1, 1.048%, 12/25/2045 (P)		1,220,999	1,161,406
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A6
4.563%, 10/25/2036 (P)		3,605,176	2,317,376
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1, 3.092%, 01/25/2035 (P)		424,991	428,998
Series 2005-AR13, Class 1A5, 3.058%, 05/25/2035 (P)		577,576	578,649
Series 2005-AR4, Class 1A3, 3.201%, 04/25/2035 (P)		4,530,390	4,566,820
Series 2006-AR10, Class 1A1, 3.089%, 07/25/2036 (P)		1,360,156	1,306,449
Series 2006-AR2, Class 2A1, 3.087%, 03/25/2036 (P)		1,015,994	1,016,047
Series 2006-AR2, Class 2A5, 3.087%, 03/25/2036 (P)		1,616,382	1,578,558
			212,453,034
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z, 7.500%, 12/20/2029		160,235	184,078
Series 2362, Class ZA, 6.500%, 09/15/2031		94,659	113,391
Series 2503, Class PZ, 6.000%, 09/15/2032		274,172	314,662
Series 2637, Class F, 1.170%, 06/15/2018 (P)		1,137	1,137
Series 2906, Class GZ, 5.000%, 09/15/2034		121,044	132,678
Series 2935, Class HJ, 5.000%, 02/15/2035		121,870	132,842
Series 4611, Class BF, 1.170%, 06/15/2041 (P)		6,823,377	6,813,274
Series 4620, Class AF, 1.211%, 11/15/2042 (P)		8,428,720	8,400,605
Series T-63, Class 1A1, 1.796%, 02/25/2045 (P)		73,171	74,740
Federal National Mortgage Association
Series 2002-56, Class ZQ, 6.000%, 09/25/2032		1,150,632	1,311,694
Series 2003-W1, Class 1A1, 5.567%, 12/25/2042 (P)		118,126	129,149
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2003-W6, Class F, 1.128%, 09/25/2042 (P)	$	600,403	$596,811
Series 2005-120, Class NF, 0.878%, 01/25/2021 (P)		11,968	11,967
Series 2005-9, Class ZA, 5.000%, 02/25/2035		263,568	290,187
Series 2006-5, Class 3A2, 2.868%, 05/25/2035 (P)		71,714	75,576
Series 2007-73, Class A1, 0.838%, 07/25/2037 (P)		476,113	466,591
Series 2015-38, Class DF, 1.081%, 06/25/2055 (P)		6,092,705	6,048,117
Series 2016-62, Class AF, 1.221%, 09/25/2046 (P)		3,483,384	3,477,108
Government National Mortgage Association
Series 2005-21, Class Z, 5.000%, 03/20/2035		416,176	459,806
Series 2015-H31, Class FT, 1.422%, 11/20/2065 (P)		5,163,464	5,183,212
Series 2016-H07, Class FK, 1.772%, 03/20/2066 (P)		8,678,465	8,762,350
Series 2016-H20, Class PT, 3.801%, 09/20/2066 (P)		5,982,666	6,649,874
Series 2017-H01, Class FC, 1.722%, 12/20/2066 (P)		4,989,963	5,024,468
			54,654,317
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,640,788)			$267,107,351
ASSET BACKED SECURITIES – 11.1%
ACAS CLO, Ltd., Series 2014-1A, Class AR
2.069%, 07/18/2026 (P)(S)		5,100,000	5,097,450
Allegro CLO I, Ltd., Series 2013-1A, Class A1R
2.218%, 01/30/2026 (P)(S)		6,000,000	5,999,952
Ally Auto Receivables Trust, Series 2014-1, Class B
1.840%, 08/15/2019		5,300,000	5,310,790
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A1, 0.920%, 02/20/2018		5,100,000	5,100,015
Series 2017-1, Class A2A, 1.510%, 05/18/2020		5,100,000	5,098,848
Apidos CLO XIV, Series 2013-14A, Class A
2.173%, 04/15/2025 (P)(S)		4,000,000	3,994,012
Ares XXIX CLO, Ltd., Series 2014-1A, Class A1R
2.220%, 04/17/2026 (P)(S)		5,000,000	4,988,840
AUTO ABS, Series 2012-3, Class A
0.030%, 09/27/2024	EUR	1,357,380	1,441,270
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2
2.878%, 03/25/2035 (P)	$	2,320,241	2,254,384
BNC Mortgage Loan Trust, Series 2007-2, Class A2
0.878%, 05/25/2037 (P)		170,287	167,929
Brookside Mill CLO, Ltd., Series 2013-1A, Class A1
2.173%, 04/17/2025 (P)(S)		2,150,000	2,151,924

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CELF Loan Partners III PLC, Series 2006-1A, Class A1
0.068%, 11/01/2023 (P)(S)	EUR	387,420	$410,254
CELF Low Levered Partners PLC, Series 2006-1A, Class A3
0.027%, 03/04/2024 (P)(S)		2,427,059	2,565,880
Cent CLO 21, Ltd., Series 2014-21A, Class A1BR
1.000%, 07/27/2026 (P)(S)	$	5,200,000	5,174,000
Chase Issuance Trust, Series 2017-A1, Class A
1.080%, 01/18/2022 (P)		5,100,000	5,106,301
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
2.128%, 10/25/2037 (P)(S)		5,316,402	5,291,142
Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A1
0.938%, 12/25/2036 (P)(S)		3,308,423	2,028,866
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2, 1.783%, 01/25/2035 (P)		186,009	186,284
Series 2005-1, Class MV6, 1.508%, 07/25/2035 (P)		4,300,000	3,984,906
Series 2005-17, Class MV1, 1.238%, 05/25/2036 (P)		5,300,000	4,636,474
Series 2005-BC4, Class M7, 2.503%, 05/25/2035 (P)		2,000,000	1,852,055
Series 2006-11, Class 2AV, 0.928%, 09/25/2046 (P)		3,074,434	2,946,250
Series 2006-25, Class 2A4, 0.998%, 06/25/2047 (P)		9,100,000	7,348,984
Series 2006-26, Class 1A, 0.918%, 06/25/2037 (P)		3,487,610	2,881,252
Series 2007-9, Class 1A, 0.978%, 06/25/2047 (P)		3,099,361	2,394,412
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A3
0.998%, 07/25/2037 (P)(S)		3,635,823	2,308,856
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L
2.139%, 08/15/2025 (P)(S)		4,500,000	4,495,347
DT Auto Owner Trust, Series 2017-1A, Class A
1.560%, 06/15/2020 (S)		5,300,000	5,299,906
EMC Mortgage Loan Trust, Series 2001-A Class A
1.511%, 05/25/2040 (P)(S)		232,146	214,274
Exeter Automobile Receivables Trust, Series 2017-1A, Class A
1.960%, 03/15/2021 (S)		5,000,000	4,998,120
First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A5
0.928%, 12/25/2036 (P)		2,625,545	2,030,596
First Investors Auto Owner Trust, Series 2017-1A, Class A1
1.690%, 04/15/2021 (S)		5,400,000	5,399,851
Flagship CLO VIII, Ltd., Series 2014-8A, Class AR
2.085%, 01/16/2026 (P)(S)		5,000,000	4,997,495
Golden Credit Card Trust, Series 2017-1A, Class A
1.171%, 02/15/2021 (P)(S)		5,000,000	5,000,000
Goldentree Loan Opportunities VIII, Ltd., Series 2014-8A, Class AR
2.244%, 04/19/2026 (P)(S)		5,000,000	4,994,592
ASSET BACKED SECURITIES (continued)
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	$	3,100,000	$3,006,991
GSAMP Trust, Series 2007-FM1, Class A2A
0.848%, 12/25/2036 (P)		238,934	130,213
Harbourmaster Pro-Rata CLO 3 BV, Series PR3A, Class A2
0.046%, 09/20/2023 (P)(S)	EUR	5,200,000	5,467,329
Hillmark Funding, Ltd., Series 2006-1A, Class A1
1.302%, 05/21/2021 (P)(S)	$	2,037,864	2,030,343
HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A1
0.838%, 12/25/2036 (P)		388,515	149,516
ING Investment Management CLO, Ltd., Series 2007-4A, Class A1
1.271%, 06/14/2022 (P)(S)		5,311,691	5,288,744
JMP Credit Advisors CLO III, Ltd., Series 2014-1A, Class AR
1.000%, 10/17/2025 (P)(S)		5,300,000	5,300,000
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2, 1.208%, 06/25/2035 (P)		1,600,000	1,579,216
Series 2006-NC2, Class A3, 0.888%, 08/25/2036 (P)		2,757,646	1,425,024
Series 2007-HE2, Class A1, 1.928%, 08/25/2037 (P)		4,002,625	3,136,351
Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A2C
1.008%, 11/25/2037 (P)		2,877,271	1,575,577
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D, 1.018%, 09/25/2036 (P)		6,059,480	3,036,366
Series 2006-WMC1, Class A2C, 1.088%, 12/25/2035 (P)		2,462,281	2,249,803
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE2, Class A2C
0.958%, 03/25/2036 (P)		183,554	151,860
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A2
0.948%, 04/25/2037 (P)		1,233,236	775,519
New Century Home Equity Loan Trust
Series 2005-2, Class M4, 1.723%, 06/25/2035 (P)		3,067,429	2,466,644
Series 2005-4, Class M2, 1.288%, 09/25/2035 (P)		600,000	571,501
Series 2005-C, Class A2C, 1.028%, 12/25/2035 (P)		935,267	927,055
Oaktree CLO, Ltd., Series 2014-2A, Class A1AR
2.250%, 10/20/2026 (P)(S)		5,200,000	5,197,400
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-1, Class AF2
3.537%, 12/25/2036 (P)		2,292,488	1,484,681
OZLM Funding V, Ltd., Series 2013-5A, Class A1R
1.000%, 01/17/2026 (P)(S)		5,300,000	5,300,000
OZLM IX, Ltd., Series 2014-9A, Class A1R
1.000%, 01/20/2027 (P)(S)		5,400,000	5,400,000
Park Place Securities, Inc.
Series 2005-WCW3, Class M1, 1.258%, 08/25/2035 (P)		589,491	576,586
Series 2005-WCW3, Class M2, 1.268%, 08/25/2035 (P)		2,000,000	1,746,037
Penta CLO SA, Series 2007-1X, Class A1
0.001%, 06/04/2024 (P)	EUR	42,413	44,888

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RASC Trust, Series 2005-KS4, Class M2
1.648%, 05/25/2035 (P)	$	1,321,927	$1,311,312
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R
2.580%, 10/20/2025 (P)(S)		4,500,000	4,501,697
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 1.028%, 05/25/2036 (P)		2,215,090	1,332,998
Series 2007-HE1, Class A2A, 0.838%, 12/25/2036 (P)		425,303	139,797
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2A
1.510%, 04/25/2019 (S)		5,300,000	5,300,000
SLM Student Loan Trust, Series 2008-9, Class A
2.538%, 04/25/2023 (P)		3,491,002	3,551,636
SoFi Consumer Loan Program LLC, Series 2016-3, Class A
3.050%, 12/26/2025 (S)		5,300,480	5,296,198
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.753%, 12/25/2035 (P)		2,469,073	2,244,692
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, 04/25/2029 (S)		4,463,591	4,484,516
Staniford Street CLO, Ltd., Series 14-1A, Class AR
1.000%, 06/15/2025 (P)		5,000,000	5,000,000
Structured Asset Investment Loan Trust, Series 2006-1, Class A4
1.088%, 01/25/2036 (P)		6,700,000	5,282,709
Venture X CLO, Ltd., Series 2012-10A, Class AR
2.080%, 07/20/2022 (P)(S)		4,416,755	4,419,251
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 1A
1.003%, 05/25/2047 (P)		4,294,803	3,461,306
TOTAL ASSET BACKED SECURITIES (Cost $231,385,584)			$233,495,267
PREFERRED SECURITIES – 0.3%
Real estate – 0.3%
Sovereign Real Estate Investment Trust, 12.000% (S)		5,520	6,858,593
TOTAL PREFERRED SECURITIES (Cost $7,424,405)			$6,858,593
PURCHASED OPTIONS – 0.1%
Put options – 0.1%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $94.00) (I)		1,700,000	11,900
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $101.00) (I)		662,000	4,634
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $98.00) (I)		269,000	1,883
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $99.00) (I)		22,000	154
Exchange Traded Option on 10 Year U.S. Treasury Note Futures Option (Expiration Date: 03/24/2017; Strike Price: $102.00) (I)		1,088,000	7,616
PURCHASED OPTIONS (continued)
Put options (continued)
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $94.00) (I)	$	2,124,000	$8,496
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 03/24/2017; Strike Price: $96.00) (I)		1,546,000	6,184
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $101.50) (I)		822,000	3,288
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $93.50) (I)		102,000	408
Exchange Traded Option on Euro BUND Futures (Expiration Date: 05/26/2017; Strike Price: $142.00) (I)		20,300,000	2,166
Exchange Traded Option on Euro BUND Futures (Expiration Date: 05/26/2017; Strike Price: $143.00) (I)		24,200,000	2,555
Exchange Traded Option on Euro BUND Futures (Expiration Date: 05/26/2017; Strike Price: $145.00) (I)		30,700,000	3,242
Exchange Traded Option on Eurodollar Futures (Expiration Date: 06/19/2017; Strike Price: EUR 98.50) (I)		4,345,000	43,450
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.420% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/20/2017; Strike Rate: 1.420%; Counterparty: Citibank N.A.) (I)		212,500,000	40,588
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.450% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/22/2017; Strike Rate:1.450%; Counterparty: Goldman Sachs & Company) (I)		85,800,000	12,698
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.450% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/23/2017; Strike Rate: 1.450%; Counterparty: Deutsche Bank AG) (I)		152,200,000	25,265
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.905% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.905%; Counterparty: Morgan Stanley & Company, Inc.) (I)		10,400,000	645,403
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.930% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.930%; Counterparty: Goldman Sachs & Company) (I)		3,800,000	227,875
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.940% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.940%; Counterparty: Goldman Sachs & Company) (I)		3,300,000	195,185

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on Federal National Mortgage Association, 3.500% due 03/15/2047 (Expiration Date: 03/06/2017; Strike Price: $70.00; Counterparty: JPMorgan Securities) (I)	$	38,000,000	$0
			1,242,990
TOTAL PURCHASED OPTIONS (Cost $1,964,580)			$1,242,990
SHORT-TERM INVESTMENTS – 20.5%
Certificate of deposit – 4.5%
Barclays Bank PLC
1.751%, 09/08/2017 *		10,000,000	10,025,840
1.804%, 11/06/2017 *		13,000,000	13,030,836
1.850%, 12/06/2017 *		2,000,000	2,004,202
Credit Suisse AG 1.753%, 09/12/2017 *		9,200,000	9,223,414
Mitsubishi UFJ Trust & Banking Corp. 1.713%, 09/19/2017 *		4,600,000	4,612,103
Mizuho Bank, Ltd. 1.653%, 12/12/2017 *		12,100,000	12,127,491
Natixis SA
1.688%, 09/25/2017 *		1,200,000	1,204,292
1.688%, 10/02/2017 *		3,000,000	3,000,000
Norinchukin Bank 1.733%, 10/10/2017 *		9,700,000	9,731,263
Sumitomo Mitsui Financial Group, Inc. 1.663%, 09/15/2017 *		9,500,000	9,525,660
Sumitomo Mitsui Trust Bank, Ltd.
1.715%, 10/06/2017 *		10,900,000	10,930,204
1.723%, 09/18/2017 *		9,000,000	9,025,452
			94,440,757
Commercial paper – 2.3%
BAT International Finance PLC 1.050%, 03/21/2017 *		4,000,000	3,997,685
Enbridge Energy Partners LP 1.390%, 03/01/2017 *		2,700,000	2,699,916
Engie SA
1.550%, 11/01/2017 *		5,800,000	5,744,949
1.600%, 10/03/2017 *		2,600,000	2,578,639
Eni Finance USA, Inc. 1.750%, 10/02/2017 *		2,100,000	2,081,554
Entergy Corp. 1.440%, 05/08/2017 *		5,000,000	4,986,400
Kraft Foods Group, Inc. 1.020%, 03/02/2017 *		3,000,000	2,997,948
Plains All American Pipeline LP 1.600%, 03/07/2017 *		5,200,000	5,199,039
Schlumberger Holdings Corp. 1.210%, 05/18/2017 *		5,200,000	5,187,402
TransCanada PipeLines, Ltd. 1.050%, 03/21/2017 *		5,300,000	5,296,933
Verizon Communications, Inc. 1.020%, 03/13/2017 *		5,400,000	5,398,138
Wyndham Worldwide Corp. 1.400%, 03/28/2017 *		2,200,000	2,197,882
			48,366,485
Foreign government – 12.0%
Federative Republic of Brazil
10.194%, 04/01/2018 *	BRL	26,200,000	7,597,512
10.713%, 01/01/2018 *		58,700,000	17,393,804
11.244%, 10/01/2017 *		33,200,000	10,050,668
12.063%, 04/01/2017 *		48,900,000	15,554,224
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill, 0.000%
03/06/2017 *	JPY	9,560,000,000	$85,093,999
03/21/2017 *		1,130,000,000	10,058,655
03/27/2017 *		320,000,000	2,848,639
04/06/2017 *		2,620,000,000	23,326,431
04/24/2017 *		1,850,000,000	16,471,826
05/08/2017 *		5,020,000,000	44,703,135
05/15/2017 *		550,000,000	4,897,959
05/22/2017 *		1,810,000,000	16,119,142
			254,115,994
U.S. Government – 0.1%
U.S. Treasury Bill
0.480%, 04/27/2017 *	$	312,000	311,763
0.506%, 03/09/2017 *		354,000	353,967
0.506%, 03/16/2017 (D)*		1,429,000	1,428,763
			2,094,493
U.S. Government Agency – 0.2%
Federal Home Loan Bank Discount Note
0.529%, 04/21/2017 *		2,500,000	2,498,300
0.550%, 05/22/2017 *		916,000	914,873
			3,413,173
Repurchase agreement – 1.4%
Repurchase Agreement with BNP Paribas dated 02/28/2017 at 0.600% to be repurchased at $28,100,468 on 03/01/2017, collateralized by $28,379,800 U.S. Treasury Bonds, 3.000% due 11/15/2045 (valued at $28,839,600, including interest)		28,100,000	28,100,000
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.100% to be repurchased at $2,452,007 on 03/01/2017, collateralized by $2,525,000 U.S. Treasury Notes, 2.125% due 05/15/2025 (valued at $2,505,444, including interest)		2,452,000	2,452,000
			30,552,000
TOTAL SHORT-TERM INVESTMENTS (Cost $428,400,245)			$432,982,902
Total Investments (Total Return Fund) (Cost $3,058,635,884) – 145.0%			$3,059,509,564
Other assets and liabilities, net – (45.0%)			(949,252,594)
TOTAL NET ASSETS – 100.0%			$2,110,256,970
SALE COMMITMENTS OUTSTANDING – (0.6)%
U.S. Government Agency – (0.6)%
Federal National Mortgage Association 4.500%, TBA(C)	$	(11,000,000)	$(11,843,040)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($11,823,748))			($11,843,040)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $338,189,794 or 16.0% of the fund’s net assets as of 2-28-17.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	5,851	Long	Jun 2017	$687,996,675	$688,680,984	$684,309
10-Year U.S. Treasury Note Futures	4,022	Long	Jun 2017	499,521,759	501,053,219	1,531,460
German Euro BUND Futures	1,100	Long	Jun 2017	187,727,095	189,728,910	2,001,815
10-Year Canada Government Bond Futures	157	Short	Jun 2017	(16,098,008)	(16,235,469)	(137,461)
Euro-BTP Italian Government Bond Futures	27	Short	Mar 2017	(3,796,553)	(3,801,157)	(4,604)
Eurodollar Futures	1,824	Short	Mar 2017	(451,144,407)	(450,892,800)	251,607
Eurodollar Futures	85	Short	Sep 2017	(20,958,772)	(20,950,375)	8,397
Eurodollar Futures	84	Short	Dec 2017	(20,683,864)	(20,672,400)	11,464
Euro-OAT Futures	1,230	Short	Jun 2017	(189,842,482)	(192,201,550)	(2,359,068)
U.K. Long Gilt Bond Futures	263	Short	Jun 2017	(41,043,993)	(41,520,699)	(476,706)
U.S. Treasury Long Bond Futures	57	Short	Jun 2017	(8,554,176)	(8,644,406)	(90,230)
						$1,420,983

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	4,263,824	USD	1,375,738	BNP Paribas SA	3/2/2017	—	($5,174)	($5,174)
BRL	4,263,824	USD	1,332,986	HSBC Bank USA	3/2/2017	$37,577	—	37,577
BRL	28,100,000	USD	9,066,563	Morgan Stanley Bank, N.A.	3/2/2017	—	(34,098)	(34,098)
BRL	28,100,000	USD	8,843,430	Nomura Global Financial Products, Inc.	3/2/2017	189,035	—	189,035
BRL	4,263,824	USD	1,381,980	BNP Paribas SA	4/4/2017	—	(22,127)	(22,127)
BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	3,292	—	3,292
CAD	13,930,000	USD	10,635,171	Goldman Sachs Bank USA	3/2/2017	—	(147,236)	(147,236)
DKK	244,521,000	USD	35,074,633	Bank of America, N.A.	4/3/2017	—	(171,183)	(171,183)
DKK	48,916,000	USD	7,063,019	HSBC Bank USA	4/3/2017	—	(80,645)	(80,645)
EUR	32,067,000	USD	34,023,087	BNP Paribas SA	3/2/2017	—	(51,324)	(51,324)
EUR	1,491,000	USD	1,592,030	Citibank N.A.	3/2/2017	—	(12,466)	(12,466)
EUR	5,197,000	USD	5,543,169	Goldman Sachs Bank USA	3/2/2017	—	(37,469)	(37,469)
GBP	1,950,000	USD	2,464,191	Citibank N.A.	3/2/2017	—	(44,533)	(44,533)
GBP	6,141,000	USD	7,694,673	Morgan Stanley Bank, N.A.	3/2/2017	—	(74,611)	(74,611)
GBP	823,000	USD	1,023,884	Goldman Sachs Bank USA	4/4/2017	—	(1,786)	(1,786)
IDR	31,674,090,000	USD	2,229,000	HSBC Bank USA	5/16/2017	125,398	—	125,398
KRW	3,807,360,525	USD	3,304,427	Standard Chartered Bank London	3/21/2017	63,242	—	63,242
KRW	11,563,439,469	USD	10,077,646	UBS AG	3/21/2017	150,395	—	150,395
SGD	54,531,526	USD	38,806,950	Bank of America, N.A.	3/17/2017	108,749	—	108,749
THB	7,317,037	USD	208,700	JPMorgan Chase Bank	3/17/2017	888	—	888
TWD	106,263,675	USD	3,452,249	BNP Paribas SA	3/1/2017	6,461	—	6,461
TWD	31,980	USD	1,039	Citibank N.A.	3/1/2017	2	—	2
TWD	576,225,213	USD	18,552,003	Goldman Sachs Bank USA	3/1/2017	203,191	—	203,191
TWD	189,725,835	USD	6,163,732	JPMorgan Chase Bank	3/1/2017	11,536	—	11,536
TWD	140,638,045	USD	4,568,989	Societe Generale	3/1/2017	8,551	—	8,551
TWD	139,565,678	USD	4,534,150	Standard Chartered Bank London	3/1/2017	8,486	—	8,486

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
TWD	1,649,465,619	USD	53,763,547	Bank of America, N.A.	3/21/2017	—	($40,572)	($40,572)
TWD	89,142,570	USD	2,794,000	Citibank N.A.	3/21/2017	$109,367	—	109,367
USD	1,393,862	BRL	4,263,824	BNP Paribas SA	3/2/2017	23,298	—	23,298
USD	1,375,738	BRL	4,263,824	HSBC Bank USA	3/2/2017	5,174	—	5,174
USD	8,849,836	BRL	28,100,000	Morgan Stanley Bank, N.A.	3/2/2017	—	(182,629)	(182,629)
USD	9,066,563	BRL	28,100,000	Nomura Global Financial Products, Inc.	3/2/2017	34,098	—	34,098
USD	9,438,925	BRL	32,300,000	Goldman Sachs Bank USA	4/4/2017	—	(862,451)	(862,451)
USD	4,873,752	BRL	16,600,000	JPMorgan Chase Bank	4/4/2017	—	(420,453)	(420,453)
USD	9,022,229	BRL	33,200,000	Standard Chartered Bank London	10/3/2017	—	(1,149,166)	(1,149,166)
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	—	(2,699)	(2,699)
USD	52,825	BRL	200,000	Deutsche Bank AG London	1/3/2018	—	(7,491)	(7,491)
USD	8,337,905	BRL	30,400,000	JPMorgan Chase Bank	1/3/2018	—	(830,129)	(830,129)
USD	8,279,804	BRL	28,100,000	Nomura Global Financial Products, Inc.	1/3/2018	—	(194,595)	(194,595)
USD	1,271,362	BRL	4,800,000	BNP Paribas SA	4/3/2018	—	(154,153)	(154,153)
USD	6,295,469	BRL	21,400,000	HSBC Bank USA	4/3/2018	—	(59,948)	(59,948)
USD	10,596,299	CAD	13,930,000	HSBC Bank USA	3/2/2017	108,364	—	108,364
USD	261,622	CAD	343,000	BNP Paribas SA	4/4/2017	3,317	—	3,317
USD	10,637,648	CAD	13,930,000	Goldman Sachs Bank USA	4/4/2017	147,307	—	147,307
USD	85,003	DKK	560,000	Bank of America, N.A.	4/3/2017	5,067	—	5,067
USD	15,750,068	DKK	103,626,000	UBS AG	4/3/2017	958,272	—	958,272
USD	18,826,229	DKK	129,628,000	Goldman Sachs Bank USA	10/2/2017	133,665	—	133,665
USD	13,417,764	DKK	87,618,000	HSBC Bank USA	10/2/2017	783,109	—	783,109
USD	3,679,153	DKK	24,005,000	JPMorgan Chase Bank N.A.	10/2/2017	217,593	—	217,593
USD	10,007,164	DKK	65,565,000	UBS AG	10/3/2017	551,984	—	551,984
USD	10,406,455	DKK	71,092,000	Bank of America, N.A.	1/2/2018	92,172	—	92,172
USD	15,008,850	DKK	102,608,000	JPMorgan Chase Bank N.A.	1/2/2018	122,112	—	122,112
USD	43,922,484	DKK	299,637,000	Bank of America, N.A.	4/3/2018	170,254	—	170,254
USD	5,535,020	DKK	37,948,100	Goldman Sachs Bank USA	4/3/2018	—	(6,064)	(6,064)
USD	516,727	EUR	483,000	Bank of America, N.A.	3/2/2017	5,037	—	5,037
USD	989,429	EUR	915,000	Goldman Sachs Bank USA	3/2/2017	20,077	—	20,077
USD	39,985,743	EUR	37,357,000	JPMorgan Chase Bank N.A.	3/2/2017	409,758	—	409,758
USD	34,387,806	EUR	32,359,000	BNP Paribas SA	4/4/2017	53,720	—	53,720
USD	8,349,505	GBP	6,663,000	Citibank N.A.	3/2/2017	81,720	—	81,720
USD	1,795,759	GBP	1,428,000	Standard Chartered Bank	3/2/2017	23,825	—	23,825
USD	2,761,571	GBP	2,221,000	Goldman Sachs Bank USA	4/4/2017	3,274	—	3,274
USD	7,701,674	GBP	6,141,000	Morgan Stanley Bank, N.A.	4/4/2017	75,063	—	75,063
USD	14,970,593	JPY	1,680,000,000	Bank of America, N.A.	3/6/2017	15,406	—	15,406
USD	53,060,591	JPY	5,940,000,000	Citibank N.A.	3/6/2017	183,320	—	183,320
USD	17,309,680	JPY	1,940,000,000	JPMorgan Chase Bank N.A.	3/6/2017	39,999	—	39,999
USD	9,855,658	JPY	1,130,000,000	Citibank N.A.	3/21/2017	—	(210,187)	(210,187)
USD	1,194,488	JPY	140,000,000	Barclays Bank PLC Wholesale	3/27/2017	—	(52,984)	(52,984)
USD	1,535,836	JPY	180,000,000	Citibank N.A.	3/27/2017	—	(68,057)	(68,057)
USD	495,152	JPY	55,500,000	Goldman Sachs Bank USA	4/4/2017	424	—	424
USD	4,958,748	JPY	580,000,000	BNP Paribas SA	4/6/2017	—	(211,798)	(211,798)
USD	11,777,112	JPY	1,380,000,000	JPMorgan Chase Bank N.A.	4/6/2017	—	($525,222)	($525,222)
USD	5,623,458	JPY	660,000,000	UBS AG	4/6/2017	—	(260,267)	(260,267)
USD	6,387,260	JPY	730,000,000	BNP Paribas SA	4/24/2017	—	(125,238)	(125,238)
USD	9,803,922	JPY	1,120,000,000	Citibank N.A.	4/24/2017	—	(187,857)	(187,857)
USD	5,590,806	JPY	630,000,000	Bank of America, N.A.	5/8/2017	—	(32,861)	(32,861)
USD	38,970,262	JPY	4,390,000,000	JPMorgan Chase Bank N.A.	5/8/2017	—	(216,882)	(216,882)
USD	3,377,860	JPY	380,000,000	Citibank N.A.	5/15/2017	—	(15,229)	(15,229)
USD	1,521,917	JPY	170,000,000	UBS AG	5/15/2017	3,956	—	3,956
USD	3,799,634	JPY	430,000,000	BNP Paribas SA	5/22/2017	—	(41,087)	(41,087)
USD	12,193,150	JPY	1,380,000,000	UBS AG	5/22/2017	—	(132,885)	(132,885)
USD	1,663,000	KRW	2,010,567,000	Morgan Stanley Bank, N.A.	3/21/2017	—	(115,378)	(115,378)
USD	2,805,000	KRW	3,393,348,750	Standard Chartered Bank London	3/21/2017	—	(196,469)	(196,469)
USD	40,744,853	KRW	48,568,679,895	UBS AG	3/21/2017	—	(2,214,895)	(2,214,895)
USD	3,306,579	KRW	3,807,360,525	Standard Chartered Bank London	6/23/2017	—	(64,978)	(64,978)
USD	10,084,238	KRW	11,563,439,469	UBS AG	6/23/2017	—	(155,612)	(155,612)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	545,470	NZD	759,000	JPMorgan Chase Bank N.A.	3/2/2017	—	($1,238)	($1,238)
USD	20,820,756	SGD	30,099,526	Bank of America, N.A.	3/17/2017	—	(659,371)	(659,371)
USD	1,493,321	SGD	2,152,000	Barclays Bank PLC Wholesale	3/17/2017	—	(42,425)	(42,425)
USD	15,416,050	SGD	22,280,000	JPMorgan Chase Bank N.A.	3/17/2017	—	(483,776)	(483,776)
USD	38,822,974	SGD	54,531,526	Bank of America, N.A.	6/23/2017	—	(110,122)	(110,122)
USD	202,772	THB	7,317,037	JPMorgan Chase Bank	3/17/2017	—	(6,817)	(6,817)
USD	208,537	THB	7,317,037	JPMorgan Chase Bank	6/23/2017	—	(913)	(913)
USD	3,339,000	TWD	106,263,675	BNP Paribas SA	3/1/2017	—	(119,710)	(119,710)
USD	1,000	TWD	31,980	Citibank N.A.	3/1/2017	—	(41)	(41)
USD	18,720,159	TWD	576,225,213	Goldman Sachs Bank USA	3/1/2017	—	(35,035)	(35,035)
USD	5,941,000	TWD	189,725,835	JPMorgan Chase Bank	3/1/2017	—	(234,268)	(234,268)
USD	4,397,000	TWD	140,638,045	Societe Generale	3/1/2017	—	(180,540)	(180,540)
USD	4,383,000	TWD	139,565,678	Standard Chartered Bank London	3/1/2017	—	(159,636)	(159,636)
USD	3,553,000	TWD	112,924,999	Bank of America, N.A.	3/21/2017	—	(124,959)	(124,959)
USD	21,722,887	TWD	684,622,853	Credit Suisse International	3/21/2017	—	(575,229)	(575,229)
USD	3,969,000	TWD	125,380,710	Deutsche Bank AG London	3/21/2017	—	(114,641)	(114,641)
USD	784,000	TWD	24,899,840	HSBC Bank USA	3/21/2017	—	(26,986)	(26,986)
USD	16,612,000	TWD	530,889,317	JPMorgan Chase Bank	3/21/2017	—	(679,026)	(679,026)
USD	1,704,000	TWD	54,424,835	Societe Generale	3/21/2017	—	(68,613)	(68,613)
USD	251,000	TWD	8,006,900	Standard Chartered Bank London	3/21/2017	—	(9,784)	(9,784)
USD	4,892,655	TWD	154,040,335	UBS AG	3/21/2017	—	(124,428)	(124,428)
USD	1,384,736	TWD	43,418,400	Nomura Global Financial Products, Inc.	3/21/2017	—	(29,398)	(29,398)
USD	54,038,318	TWD	1,649,465,619	Bank of America, N.A.	6/23/2017	$116,063	—	116,063
USD	18,623,956	TWD	576,225,213	Goldman Sachs Bank USA	6/23/2017	—	(213,273)	(213,273)
						$5,413,598	($13,421,117)	($8,007,519)

WRITTEN OPTIONS

Options on securities

Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
JPMorgan Securities	Federal National Mortgage Association	104.50	Mar 2017	450	$239,063	($270,774)
					$239,063	($270,774)
Puts
JPMorgan Securities	Federal National Mortgage Association	101.20	May 2017	90	$36,211	($36,211)
					$36,211	($36,211)

Foreign currency options

Description	Counterparty	Exercise price	Expiration date	Notional amount		Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	5,000,000	$266,250	($1,785)
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	4.25	Nov 2017	USD	3,600,000	105,120	(19,724)
						$371,370	($21,509)

Interest rate swaptions

Description	Counterparty	Floating rate index	Pay/ receive floating rate	Exercise rate	Expiration date	Notional amount		Premium	Value
Puts
5-Year Interest Rate Swap	Goldman Sachs Bank	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	$726,600	($345,072)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,441	(508,760)
								$1,753,041	($853,832)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Inflation floors (OTC)

Description	Counterparty	Initial index	Exercise index	Expiration date	Notional amount		Premium	Value
Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	$38,060	($18)
Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	(66)
Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Sep 2020	USD	4,100,000	52,890	(62)
Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	12,000	(6)
							$201,050	($152)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	39,800,000	USD	$39,800,000	Fixed 2.00%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2019	($863,233)	$484,925	($378,308)
Centrally cleared	100,000	USD	100,000	Fixed 2.0%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2020	329	(986)	(657)
Centrally cleared	72,400,000	USD	72,400,000	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2021	2,179,663	(40,533)	2,139,130
Centrally cleared	52,800,000	USD	52,800,000	Fixed 1.45%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2021	(95,040)	959,835	864,795
Centrally cleared	68,100,000	USD	68,100,000	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2022	2,847,263	(37,729)	2,809,534
Centrally cleared	20,900,000	GBP	26,009,000	Fixed 1.0%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2022	(176,347)	(10,226)	(186,573)
Centrally cleared	99,700,000	USD	99,700,000	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2022	823,652	(2,000,716)	(1,177,064)
Centrally cleared	2,400,000	USD	2,400,000	Fixed 2.350%	USD-LIBOR-BBA	Semi-Annual	Semi-Annual	Aug 2025	(131,622)	116,407	(15,215)
Centrally cleared	7,200,000	CAD	5,395,683	Fixed 2.30%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Dec 2025	(147,898)	(112,377)	(260,275)
Centrally cleared	4,330,000,000	JPY	37,568,869	Fixed .30%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2026	(307,792)	(45,187)	(352,979)
Centrally cleared	34,600,000	USD	34,600,000	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2026	(139,061)	213,708	74,647
Centrally cleared	19,010,000	USD	19,010,000	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(513,474)	1,478,109	964,635
Centrally cleared	1,100,000	USD	1,100,000	Fixed 1.5%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	96,332	(6,883)	89,449
Centrally cleared	29,400,000	GBP	36,586,025	Fixed 1.5%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(529,001)	(423,416)	(952,417)
Centrally cleared	126,400,000	USD	126,400,000	Fixed 2.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2045	(8,087,880)	4,267,096	(3,820,784)
Centrally cleared	11,600,000	USD	11,600,000	Fixed 2.50%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2046	(730,706)	917,085	186,379
Centrally cleared	7,100,000	USD	7,100,000	Fixed 2.50%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2046	(526,241)	697,954	171,713
Centrally cleared	1,400,000	CAD	1,063,507	Fixed 1.75%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Dec 2046	(18,432)	158,750	140,318
Centrally cleared	7,800,000	GBP	9,724,655	Fixed 1.75%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(311,037)	(477,835)	(788,872)
			$651,457,739						($6,630,525)	$6,137,981	($492,544)

Credit default swaps — Seller

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
BNP Paribas	Petroleo Brasileiro International	2.231%	300,000	USD	$300,000	1.000%	Quarterly	Mar 2020	($33,998)	$23,765	($10,233)
Deutsche Bank AG	CMBX.NA.BBB	4.808%	2,800,000	USD	2,800,000	3.000%	Monthly	Jan 2047	(267,119)	(4,406)	(271,525)
Goldman Sachs International	CDX.NA.IG.9-V4	0.024%	868,049	USD	868,049	0.548%	Quarterly	Dec 2017	—	4,647	4,647
Goldman Sachs International	Petroleo Brasileiro International	1.996%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(18,397)	10,885	(7,512)
Goldman Sachs International	CMBX.NA.BBB	5.885%	5,700,000	USD	5,700,000	3.000%	Monthly	May 2063	(386,584)	(351,222)	(737,806)
HSBC Bank USA	Petroleo Brasileiro International	2.231%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(10,743)	7,332	(3,411)
JP Morgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.024%	1,928,998	USD	1,928,998	0.553%	Quarterly	Dec 2017	—	10,425	10,425
Merrill Lynch Internation Limited	CMBX.NA.AAA	0.830%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(319,848)	119,273	(200,575)
Merrill Lynch Internation Limited	CMBX.NA.BBB	5.885%	1,200,000	USD	1,200,000	3.000%	Monthly	May 2063	(109,224)	(46,103)	(155,327)
Morgan Stanley Capital Services	CMBX.NA.BBB	5.885%	6,600,000	USD	6,600,000	3.000%	Monthly	May 2063	(466,511)	(387,757)	(854,268)
					$27,797,047				($1,612,424)	($613,161)	($2,225,585)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
Credit default swaps — Seller (continued)

Counterparty/ Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	Volkswagen International	0.210%	4,900,000	EUR	$5,234,182	1.000%	Quarterly	Mar 2017	$2,005	$10,514	$12,519
Centrally cleared	Sprint Communications, Inc.	1.690%	2,400,000	USD	2,400,000	5.000%	Quarterly	Dec 2019	123,427	115,115	238,542
Centrally cleared	Sprint Communications, Inc.	1.690%	2,200,000	USD	2,200,000	5.000%	Quarterly	Dec 2019	111,528	107,136	218,664
Centrally cleared	Tesco PLC	1.273%	3,000,000	EUR	3,304,649	1.000%	Quarterly	Dec 2020	(81,278)	54,804	(26,474)
Centrally cleared	Volkswagen International	0.947%	5,800,000	EUR	6,162,791	1.000%	Quarterly	Dec 2021	(48,691)	76,221	27,530
Centrally cleared	General Motors Company	1.505%	2,100,000	USD	2,100,000	5.000%	Quarterly	Jun 2022	354,641	26,564	381,205
					$21,401,622				$461,632	$390,354	$851,986
					$49,198,669				($1,150,792)	($222,807)	($1,373,599)

Derivatives currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	U.S. Dollar

Derivative abbreviations

BBA	The British Bankers’ Association
LIBOR	London Interbank Offered Rate

U.S. High Yield Bond Fund

		Shares or Principal Amount	Value
CORPORATE BONDS – 94.0%
Consumer discretionary – 19.1%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$	630,000	$656,775
5.500%, 05/15/2026 (S)		875,000	904,531
AMC Entertainment Holdings, Inc.
5.875%, 11/15/2026 (S)		625,000	639,263
Asbury Automotive Group, Inc.
6.000%, 12/15/2024		2,115,000	2,199,600
Brinker International, Inc.
5.000%, 10/01/2024 (S)		625,000	614,063
CBS Radio, Inc.
7.250%, 11/01/2024 (S)		30,000	32,025
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		3,300,000	3,403,121
CCO Holdings LLC
5.125%, 02/15/2023		20,000	20,825
5.125%, 05/01/2023 (S)		1,485,000	1,540,688
5.250%, 09/30/2022		310,000	322,400
5.375%, 05/01/2025 (S)		2,395,000	2,508,763
5.750%, 02/15/2026 (L)(S)		2,700,000	2,889,000
5.875%, 04/01/2024 (S)		470,000	504,075
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (S)		725,000	805,656
Cinemark USA, Inc.
5.125%, 12/15/2022		700,000	721,000
Cooper Tire & Rubber Company
7.625%, 03/15/2027		2,410,000	2,636,058

U.S. High Yield Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
EMI Music Publishing Group North America Holdings, Inc.
7.625%, 06/15/2024 (S)	$	375,000	$411,563
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		2,875,000	2,900,156
GLP Capital LP
4.375%, 04/15/2021		75,000	78,094
5.375%, 11/01/2023		475,000	509,438
Gray Television, Inc.
5.125%, 10/15/2024 (S)		975,000	962,813
5.875%, 07/15/2026 (S)		2,000,000	2,028,140
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		4,595,000	4,819,006
Group 1 Automotive, Inc.
5.000%, 06/01/2022		775,000	798,250
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		845,000	870,063
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)		650,000	667,290
5.250%, 06/01/2026 (S)		650,000	671,938
Lamar Media Corp.
5.875%, 02/01/2022		500,000	515,750
Levi Strauss & Company
5.000%, 05/01/2025		175,000	178,719

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (S)	$	925,000	$925,000
5.375%, 06/15/2022 (S)		250,000	260,625
LKQ Corp.
4.750%, 05/15/2023		3,132,000	3,136,911
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)		625,000	630,469
National CineMedia LLC
5.750%, 08/15/2026		750,000	765,000
6.000%, 04/15/2022		625,000	646,094
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (S)		600,000	613,500
6.125%, 02/15/2022 (S)		1,525,000	1,595,531
Nielsen Finance LLC
5.000%, 04/15/2022 (L)(S)		3,000,000	3,082,500
Outfront Media Capital LLC
5.250%, 02/15/2022		230,000	238,913
5.625%, 02/15/2024		375,000	393,750
Penske Automotive Group, Inc.
5.375%, 12/01/2024		1,113,000	1,129,695
5.750%, 10/01/2022		2,000,000	2,075,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024 (S)		275,000	279,813
Service Corp. International
8.000%, 11/15/2021		1,640,000	1,918,800
Sonic Automotive, Inc.
5.000%, 05/15/2023		1,450,000	1,424,625
7.000%, 07/15/2022		500,000	522,500
Speedway Motorsports, Inc.
5.125%, 02/01/2023		650,000	658,125
The Nielsen Company Luxembourg SARL
5.000%, 02/01/2025 (S)		400,000	402,000
The ServiceMaster Company LLC
5.125%, 11/15/2024 (S)		600,000	610,500
The William Carter Company
5.250%, 08/15/2021		300,000	310,125
Vista Outdoor, Inc.
5.875%, 10/01/2023 (L)		125,000	124,063
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (S)		225,000	213,188
			57,765,790
Consumer staples – 2.5%
Aramark Services, Inc.
5.125%, 01/15/2024		370,000	387,612
B&G Foods, Inc.
4.625%, 06/01/2021		1,000,000	1,012,500
Cott Beverages, Inc.
5.375%, 07/01/2022		445,000	456,125
6.750%, 01/01/2020		555,000	573,731
Darling Ingredients, Inc.
5.375%, 01/15/2022		150,000	155,813
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)		25,000	25,438
4.875%, 11/01/2026 (S)		25,000	25,388
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		765,000	786,038
Pinnacle Foods Finance LLC
4.875%, 05/01/2021		875,000	896,875
5.875%, 01/15/2024		50,000	52,875
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		1,175,000	1,131,672
Prestige Brands, Inc.
6.375%, 03/01/2024 (S)		555,000	588,300
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	$	1,350,000	$1,420,875
			7,513,242
Energy – 22.6%
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022		1,875,000	1,874,438
Baytex Energy Corp.
5.125%, 06/01/2021 (S)		1,400,000	1,274,000
5.625%, 06/01/2024 (S)		510,000	466,614
Bristow Group, Inc.
6.250%, 10/15/2022		2,325,000	2,016,938
Crestwood Midstream Partners LP
6.125%, 03/01/2022		125,000	129,219
6.250%, 04/01/2023		875,000	907,813
Denbury Resources, Inc.
4.625%, 07/15/2023		1,875,000	1,462,500
5.500%, 05/01/2022		860,000	709,500
6.375%, 08/15/2021		1,150,000	1,026,375
Enable Midstream Partners LP
2.400%, 05/15/2019		1,875,000	1,860,214
3.900%, 05/15/2024		1,600,000	1,566,418
5.000%, 05/15/2044		125,000	116,274
EnLink Midstream Partners LP
4.150%, 06/01/2025		1,525,000	1,523,864
4.400%, 04/01/2024		1,904,000	1,936,547
4.850%, 07/15/2026		525,000	551,062
Ensco PLC
5.750%, 10/01/2044		1,600,000	1,248,000
Era Group, Inc.
7.750%, 12/15/2022		1,475,000	1,441,813
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)		625,000	621,875
6.375%, 05/15/2025 (S)		500,000	502,500
6.625%, 05/01/2023		1,425,000	1,449,938
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)		1,250,000	1,196,875
5.750%, 10/01/2025 (S)		1,025,000	1,017,313
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021		1,620,000	1,048,950
5.875%, 04/01/2020		585,000	389,025
Matador Resources Company
6.875%, 04/15/2023 (S)		250,000	263,750
Murphy Oil Corp.
4.700%, 12/01/2022		1,175,000	1,154,438
6.875%, 08/15/2024		585,000	626,243
Nabors Industries, Inc.
5.500%, 01/15/2023 (S)		225,000	232,172
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)		1,895,000	1,963,694
7.768%, 12/15/2037 (S)		4,000,000	4,530,000
9.625%, 06/01/2019 (S)		435,000	452,400
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		750,000	774,375
PDC Energy, Inc.
6.125%, 09/15/2024 (S)		400,000	413,000
PHI, Inc.
5.250%, 03/15/2019		4,200,000	4,084,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		3,550,000	3,745,250
6.875%, 04/15/2040 (S)		1,657,000	1,764,705
7.500%, 07/15/2038 (S)		326,000	360,230
Rose Rock Midstream LP
5.625%, 07/15/2022 to 11/15/2023		1,500,000	1,470,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	$	350,000	$3,465
7.500%, 09/15/2020 (H)		2,375,000	23,513
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025		1,675,000	1,837,143
5.750%, 05/15/2024		750,000	830,355
5.875%, 06/30/2026 (S)		350,000	391,958
6.250%, 03/15/2022		2,500,000	2,820,200
SemGroup Corp.
7.500%, 06/15/2021		2,850,000	2,978,250
Southwestern Energy Company
4.100%, 03/15/2022		175,000	155,531
6.700%, 01/23/2025		1,065,000	1,022,400
Summit Midstream Holdings LLC
5.750%, 04/15/2025		100,000	101,500
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)		4,075,000	4,115,750
Teekay Corp.
8.500%, 01/15/2020 (L)		3,980,000	3,980,000
Tesoro Logistics LP
5.250%, 01/15/2025		425,000	447,844
6.125%, 10/15/2021		125,000	130,469
6.375%, 05/01/2024		275,000	298,947
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (S)		50,000	51,500
Western Gas Partners LP
4.000%, 07/01/2022		660,000	681,263
5.375%, 06/01/2021		125,000	135,669
			68,178,579
Financials – 6.0%
CIT Group, Inc.
5.000%, 05/15/2018 (S)		434,000	439,208
5.250%, 03/15/2018		400,000	413,352
5.500%, 02/15/2019 (S)		1,000,000	1,053,130
6.625%, 04/01/2018 (S)		170,000	178,075
E*TRADE Financial Corp.
4.625%, 09/15/2023		350,000	362,250
5.375%, 11/15/2022		310,000	328,399
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)		850,000	856,375
HUB International, Ltd.
7.875%, 10/01/2021 (S)		2,900,000	3,066,750
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)		1,150,000	1,013,438
NewStar Financial, Inc.
7.250%, 05/01/2020		1,740,000	1,774,800
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (S)		2,575,000	2,690,875
Springleaf Finance Corp.
6.000%, 06/01/2020		1,750,000	1,780,625
6.500%, 09/15/2017		200,000	203,750
7.750%, 10/01/2021 (L)		250,000	267,188
8.250%, 12/15/2020 to 10/01/2023		1,050,000	1,113,688
USI, Inc.
7.750%, 01/15/2021 (S)		2,600,000	2,655,250
			18,197,153
Health care – 8.3%
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (S)		1,125,000	1,161,563
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)		475,000	466,688
DaVita, Inc.
5.000%, 05/01/2025		430,000	432,662
5.125%, 07/15/2024		250,000	255,156
CORPORATE BONDS (continued)
Health care (continued)
DaVita, Inc. (continued)
5.750%, 08/15/2022	$	500,000	$521,250
Endo Finance LLC
5.375%, 01/15/2023 (S)		250,000	221,250
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		250,000	272,188
HCA, Inc.
4.250%, 10/15/2019		135,000	140,400
5.875%, 03/15/2022		1,500,000	1,655,625
HealthSouth Corp.
5.125%, 03/15/2023		195,000	195,000
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)		125,000	130,625
Hologic, Inc.
5.250%, 07/15/2022 (S)		1,230,000	1,282,275
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)		1,600,000	1,724,000
LifePoint Health, Inc.
5.500%, 12/01/2021		400,000	416,250
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)		300,000	279,000
5.625%, 10/15/2023 (L)(S)		175,000	168,000
MEDNAX, Inc.
5.250%, 12/01/2023 (S)		675,000	697,781
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)		975,000	1,050,563
Quintiles IMS, Inc.
5.000%, 10/15/2026 (S)		200,000	203,000
Select Medical Corp.
6.375%, 06/01/2021 (L)		1,975,000	1,987,344
Surgery Center Holdings, Inc.
8.875%, 04/15/2021 (S)		1,475,000	1,578,250
Team Health Holdings, Inc.
6.375%, 02/01/2025 (L)(S)		300,000	297,750
Tenet Healthcare Corp.
6.250%, 11/01/2018		775,000	820,531
7.500%, 01/01/2022 (L)(S)		275,000	297,688
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)		500,000	421,250
5.875%, 05/15/2023 (S)		1,025,000	824,484
6.125%, 04/15/2025 (S)		5,150,000	4,132,875
6.375%, 10/15/2020 (S)		500,000	455,000
6.750%, 08/15/2021 (S)		275,000	248,188
7.250%, 07/15/2022 (S)		150,000	135,000
7.500%, 07/15/2021 (S)		266,000	244,221
Vizient, Inc.
10.375%, 03/01/2024 (S)		1,925,000	2,204,125
			24,919,982
Industrials – 5.9%
ACCO Brands Corp.
5.250%, 12/15/2024 (S)		25,000	25,313
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (S)		1,525,000	1,559,313
Allegion PLC
5.875%, 09/15/2023		135,000	145,125
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)		2,100,000	2,136,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		1,075,000	1,124,348
Covanta Holding Corp.
5.875%, 03/01/2024		500,000	507,500
6.375%, 10/01/2022		1,847,000	1,904,719
7.250%, 12/01/2020		1,400,000	1,438,500
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)		1,500,000	1,552,500

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
GFL Environmental, Inc. (continued)
9.875%, 02/01/2021 (S)	$	900,000	$978,750
IHS Markit, Ltd.
4.750%, 02/15/2025 (S)		375,000	386,486
5.000%, 11/01/2022 (S)		1,250,000	1,314,063
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (S)		2,650,000	2,726,188
Sensata Technologies BV
5.625%, 11/01/2024 (S)		2,050,000	2,162,750
			17,962,305
Information technology – 6.8%
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)		900,000	903,375
Cardtronics, Inc.
5.125%, 08/01/2022		225,000	227,813
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)		850,000	909,500
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)		1,825,000	1,930,711
7.125%, 06/15/2024 (S)		3,475,000	3,839,475
First Data Corp.
5.000%, 01/15/2024 (S)		475,000	485,084
5.375%, 08/15/2023 (S)		200,000	208,000
5.750%, 01/15/2024 (S)		600,000	621,750
7.000%, 12/01/2023 (S)		575,000	618,125
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)		350,000	359,625
Infor US, Inc.
6.500%, 05/15/2022		355,000	369,200
Micron Technology, Inc.
5.625%, 01/15/2026 (S)		800,000	822,000
5.875%, 02/15/2022 (L)		1,400,000	1,461,250
NCR Corp.
4.625%, 02/15/2021		475,000	485,925
5.000%, 07/15/2022		1,510,000	1,545,863
5.875%, 12/15/2021		1,500,000	1,571,250
6.375%, 12/15/2023		750,000	801,563
Sensata Technologies UK Financing Company PLC
6.250%, 02/15/2026 (S)		250,000	269,375
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023		1,500,000	1,586,250
Symantec Corp.
5.000%, 04/15/2025 (S)		125,000	128,322
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)		1,300,000	1,406,366
			20,550,822
Materials – 4.2%
ArcelorMittal
6.125%, 06/01/2025 (L)		175,000	196,656
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (S)		200,000	202,750
4.289%, 05/15/2021 (P)(S)		500,000	513,125
4.625%, 05/15/2023 (S)		150,000	152,438
6.000%, 02/15/2025 (L)(S)		1,000,000	1,027,500
7.250%, 05/15/2024 (S)		475,000	517,750
Ball Corp.
4.375%, 12/15/2020		750,000	787,500
Berry Plastics Corp.			.
5.125%, 07/15/2023		250,000	257,500
6.000%, 10/15/2022		640,000	677,600
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096		1,250,000	1,270,313
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (S)		175,000	186,813
CORPORATE BONDS (continued)
Materials (continued)
Hudbay Minerals, Inc. (continued)
7.625%, 01/15/2025 (S)	$	175,000	$191,188
Novelis Corp.
6.250%, 08/15/2024 (S)		125,000	132,500
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)		175,000	182,000
5.375%, 01/15/2025 (S)		850,000	876,563
5.875%, 08/15/2023 (S)		913,000	980,334
6.375%, 08/15/2025 (S)		1,700,000	1,845,563
Sealed Air Corp.
5.125%, 12/01/2024 (S)		1,165,000	1,217,425
Silgan Holdings, Inc.
5.000%, 04/01/2020		1,001,000	1,014,764
The Scotts Miracle-Gro Company
6.000%, 10/15/2023		50,000	53,281
Valvoline, Inc.
5.500%, 07/15/2024 (S)		250,000	263,750
			12,547,313
Real estate – 5.4%
CoreCivic, Inc.
4.625%, 05/01/2023		50,000	50,125
5.000%, 10/15/2022		700,000	714,000
DuPont Fabros Technology LP
5.625%, 06/15/2023		2,450,000	2,551,063
5.875%, 09/15/2021		2,475,000	2,580,188
Equinix, Inc.
5.750%, 01/01/2025		400,000	424,000
5.875%, 01/15/2026		575,000	614,169
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		975,000	1,001,813
6.000%, 10/01/2020 (S)		145,000	152,292
6.000%, 08/15/2023		2,250,000	2,381,400
MPT Operating Partnership LP
5.250%, 08/01/2026 (L)		800,000	808,000
5.500%, 05/01/2024		715,000	734,663
6.375%, 02/15/2022 to 03/01/2024		660,000	684,300
Sabra Health Care LP
5.375%, 06/01/2023		500,000	500,000
5.500%, 02/01/2021		750,000	778,125
The GEO Group, Inc.
5.125%, 04/01/2023		210,000	210,525
5.875%, 01/15/2022 to 10/15/2024		1,640,000	1,701,463
MPT Operating Partnership LP
6.000%, 04/15/2026		550,000	572,550
			16,458,676
Telecommunication services – 8.3%
GCI, Inc.
6.750%, 06/01/2021		500,000	513,750
6.875%, 04/15/2025		850,000	881,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		3,000,000	2,486,250
7.250%, 04/01/2019 (L)		1,300,000	1,244,750
Intelsat Luxembourg SA
7.750%, 06/01/2021		2,540,000	1,427,163
8.125%, 06/01/2023		3,225,000	1,757,625
Level 3 Financing, Inc.
5.125%, 05/01/2023		665,000	678,300
5.250%, 03/15/2026 (S)		475,000	480,938
5.375%, 08/15/2022 to 05/01/2025		2,090,000	2,160,051
5.625%, 02/01/2023		285,000	294,263
6.125%, 01/15/2021		880,000	911,900
SBA Communications Corp.
4.875%, 09/01/2024 (S)		425,000	422,833
Sprint Capital Corp.
6.875%, 11/15/2028		865,000	925,550

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Capital Corp. (continued)
6.900%, 05/01/2019	$	1,375,000	$1,464,815
8.750%, 03/15/2032		632,000	758,400
Sprint Communications, Inc.
7.000%, 08/15/2020		760,000	819,850
Sprint Corp.
7.875%, 09/15/2023		775,000	862,188
T-Mobile USA, Inc.
6.125%, 01/15/2022		105,000	111,245
6.250%, 04/01/2021		1,135,000	1,174,725
6.542%, 04/28/2020		205,000	210,638
6.625%, 04/01/2023		600,000	637,200
6.633%, 04/28/2021		800,000	832,160
6.731%, 04/28/2022		1,500,000	1,560,000
6.836%, 04/28/2023		1,135,000	1,211,613
Zayo Group LLC
5.750%, 01/15/2027 (S)		50,000	52,865
6.375%, 05/15/2025		1,150,000	1,239,125
			25,120,072
Utilities – 4.9%
Calpine Corp.
6.000%, 01/15/2022 (S)		1,500,000	1,573,125
Enable Oklahoma Intrastate Transmission LLC
6.250%, 03/15/2020 (S)		1,000,000	1,055,540
NSG Holdings LLC
7.750%, 12/15/2025 (S)		3,012,859	3,265,186
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (S)		2,250,000	2,309,063
Southern Star Central Corp.
5.125%, 07/15/2022 (S)		1,800,000	1,831,500
TerraForm Power Operating LLC
6.375%, 02/01/2023 (P)(S)		3,775,000	3,907,125
6.625%, 06/15/2025 (P)(S)		825,000	866,250
			14,807,789
TOTAL CORPORATE BONDS (Cost $275,624,848)			$284,021,723
TERM LOANS (M) – 2.5%
Consumer discretionary – 0.8%
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021		945,165	940,440
CCM Merger, Inc.
4.031%, 08/08/2021		458,160	461,596
Federal-Mogul Holdings Corp.
4.000%, 04/15/2018		298,469	297,669
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022		659,949	662,423
8.000%, 05/12/2023		12,669	12,542
8.000%, 05/14/2023		72,331	71,608
			2,446,278
Energy – 0.2%
Chesapeake Energy Corp.
8.553%, 08/23/2021		300,000	324,000
Hummel Station LLC
7.000%, 10/27/2022		368,870	358,726
			682,726
Information technology – 1.5%
Ancestry.com Operations, Inc.
4.250%, 10/19/2023		3,005,000	3,038,806
9.250%, 10/19/2024		900,000	919,503
Peak 10, Inc.
8.280%, 06/17/2022		475,000	448,082
			4,406,391
TOTAL TERM LOANS (Cost $7,461,583)			$7,535,395
CONVERTIBLE BONDS – 0.6%
Energy – 0.6%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	$	2,625,000	$1,839,141
TOTAL CONVERTIBLE BONDS (Cost $1,882,363)			$1,839,141
COMMON STOCKS – 1.3%
Energy – 0.1%
Swift Energy Company (I)		11,193	327,395
Utilities – 1.2%
Vistra Energy Corp.		215,025	3,474,804
TOTAL COMMON STOCKS (Cost $14,621,414)			$3,802,199
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (I)(N)		220,088	297,086
TOTAL RIGHTS (Cost $1,079,992)			$297,086
ESCROW CERTIFICATES – 0.0%
Information technology – 0.0%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020		$13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)			$0
SECURITIES LENDING COLLATERAL – 3.1%
John Hancock Collateral Trust, 0.8372% (W)(Y)		942,615	9,432,840
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,432,359)			$9,432,840
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.4629% (Y)		984,158	984,158
TOTAL SHORT-TERM INVESTMENTS (Cost $984,158)			$984,158
Total Investments (U.S. High Yield Bond Fund) (Cost $311,093,194) – 101.9%			$307,912,542
Other assets and liabilities, net – (1.9%)			(5,757,894)
TOTAL NET ASSETS – 100.0%			$302,154,648

Security Abbreviations and Legend

PIK	Payment-in-kind
(H)	Non-income producing – Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,165,498 or 47.4% of the fund’s net assets as of 2-28-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Consumer discretionary – 10.2%
Auto components – 0.4%
American Axle & Manufacturing Holdings, Inc. (I)	5,496	$108,931
BorgWarner, Inc.	20,689	872,869
Cooper Tire & Rubber Company	9,472	383,142
Cooper-Standard Holding, Inc. (I)	1,037	116,144
Dana, Inc.	25,714	485,737
Delphi Automotive PLC	28,143	2,142,527
Dorman Products, Inc. (I)	1,852	144,752
Fox Factory Holding Corp. (I)	1,591	42,639
Gentex Corp.	30,161	634,286
Gentherm, Inc. (I)	2,654	96,208
Horizon Global Corp. (I)	1,328	24,276
LCI Industries	1,668	179,644
Metaldyne Performance Group, Inc.	1,192	27,774
Modine Manufacturing Company (I)	3,436	38,999
Motorcar Parts of America, Inc. (I)	1,361	38,612
Spartan Motors, Inc.	2,585	17,190
Standard Motor Products, Inc.	1,512	72,531
Stoneridge, Inc. (I)	1,984	33,510
Strattec Security Corp.	293	8,717
Superior Industries International, Inc.	1,770	39,648
Tenneco, Inc. (I)	3,989	256,533
The Goodyear Tire & Rubber Company	27,327	957,811
Tower International, Inc.	1,506	41,641
		6,764,121
Automobiles – 0.6%
Ford Motor Company	405,549	5,081,529
General Motors Company	144,169	5,311,186
Harley-Davidson, Inc.	18,371	1,035,757
Thor Industries, Inc.	5,038	558,311
Winnebago Industries, Inc.	1,897	62,601
		12,049,384
Distributors – 0.1%
Core-Mark Holding Company, Inc.	3,265	106,178
Genuine Parts Company	12,457	1,192,259
LKQ Corp. (I)	25,771	813,848
Pool Corp.	4,352	499,218
Weyco Group, Inc.	458	12,540
		2,624,043
Diversified consumer services – 0.2%
American Public Education, Inc. (I)	1,165	28,135
Ascent Capital Group, Inc., Class A (I)	733	11,765
Bridgepoint Education, Inc. (I)	1,447	13,501
Bright Horizons Family Solutions, Inc. (I)	3,055	211,131
Capella Education Company	791	60,195
Career Education Corp. (I)	4,811	40,076
Carriage Services, Inc.	1,128	29,069
Chegg, Inc. (I)	5,823	46,002
Collectors Universe, Inc.	545	12,753
DeVry Education Group, Inc.	10,420	335,003
Graham Holdings Company, Class B	490	263,743
Grand Canyon Education, Inc. (I)	3,185	195,495
H&R Block, Inc.	12,072	248,200
Houghton Mifflin Harcourt Company (I)	8,930	98,677
K12, Inc. (I)	2,410	43,043
Regis Corp. (I)	2,722	33,508
Service Corp. International	20,053	616,229
Sotheby’s (I)(L)	8,341	376,429
Strayer Education, Inc. (I)	754	58,465
Weight Watchers International, Inc. (I)(L)	2,175	31,298
		2,752,717
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 1.5%
Belmond, Ltd., Class A (I)	5,933	$76,832
Biglari Holdings, Inc. (I)	73	31,348
BJ’s Restaurants, Inc. (I)	1,685	61,250
Bloomin’ Brands, Inc.	7,433	127,030
Bob Evans Farms, Inc.	1,408	79,876
Bojangles’, Inc. (I)	819	17,240
Boyd Gaming Corp. (I)	5,883	115,719
Brinker International, Inc. (L)	5,227	220,788
Buffalo Wild Wings, Inc. (I)	3,256	504,680
Caesars Acquisition Company, Class A (I)	3,447	50,499
Caesars Entertainment Corp. (I)(L)	4,160	39,312
Carnival Corp.	24,904	1,393,379
Carrols Restaurant Group, Inc. (I)	2,488	39,310
Century Casinos, Inc. (I)	1,720	11,765
Chipotle Mexican Grill, Inc. (I)	1,718	719,395
Churchill Downs, Inc.	2,263	340,129
Chuy’s Holdings, Inc. (I)	1,190	33,915
ClubCorp Holdings, Inc.	4,701	80,387
Cracker Barrel Old Country Store, Inc. (L)	3,882	624,963
Darden Restaurants, Inc.	7,215	538,816
Dave & Buster’s Entertainment, Inc. (I)	2,684	153,498
Del Frisco’s Restaurant Group, Inc. (I)	1,791	28,477
Del Taco Restaurants, Inc. (I)	1,731	21,482
Denny’s Corp. (I)	5,437	68,289
DineEquity, Inc.	1,226	73,339
Domino’s Pizza, Inc.	5,061	960,628
Dunkin’ Brands Group, Inc.	9,656	531,177
El Pollo Loco Holdings, Inc. (I)(L)	1,655	20,688
Eldorado Resorts, Inc. (I)	2,110	34,393
Fiesta Restaurant Group, Inc. (I)	1,950	38,708
ILG, Inc.	8,061	152,192
International Speedway Corp., Class A	4,626	171,625
Intrawest Resorts Holdings, Inc. (I)	1,233	29,049
Isle of Capri Casinos, Inc. (I)	1,831	44,475
J Alexander’s Holdings, Inc. (I)	1,126	10,472
Jack in the Box, Inc.	5,701	534,241
Jamba, Inc. (I)(L)	1,042	10,118
La Quinta Holdings, Inc. (I)	6,162	85,405
Lindblad Expeditions Holdings, Inc. (I)	1,303	11,688
Marriott International, Inc., Class A	19,071	1,658,986
Marriott Vacations Worldwide Corp.	1,587	149,067
McDonald’s Corp.	49,322	6,295,953
Monarch Casino & Resort, Inc. (I)	923	23,518
Nathan’s Famous, Inc. (I)	245	15,190
Panera Bread Company, Class A (I)	2,298	530,378
Papa John’s International, Inc.	4,711	371,792
Penn National Gaming, Inc. (I)	5,440	78,717
Pinnacle Entertainment, Inc. (I)	3,953	68,624
Planet Fitness, Inc., Class A	1,854	39,880
Popeyes Louisiana Kitchen, Inc. (I)	1,439	113,695
Potbelly Corp. (I)(L)	1,884	24,586
Red Robin Gourmet Burgers, Inc. (I)	939	42,865
Red Rock Resorts, Inc., Class A	2,191	48,136
Royal Caribbean Cruises, Ltd.	9,911	952,447
Ruby Tuesday, Inc. (I)	4,345	8,256
Ruth’s Hospitality Group, Inc.	2,327	39,210
Scientific Games Corp., Class A (I)	3,747	77,376
SeaWorld Entertainment, Inc.	4,752	91,571
Shake Shack, Inc., Class A (I)(L)	1,130	40,488
Sonic Corp.	3,197	80,820
Speedway Motorsports, Inc.	953	20,318
Starbucks Corp.	86,429	4,915,217
Texas Roadhouse, Inc.	11,433	483,616
The Cheesecake Factory, Inc.	7,833	478,205
The Habit Restaurants, Inc., Class A (I)(L)	1,111	14,943

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Marcus Corp.	1,346	$41,995
The Wendy’s Company	21,105	294,204
Wingstop, Inc. (L)	1,120	29,456
Wyndham Worldwide Corp.	6,320	526,077
Wynn Resorts, Ltd.	4,692	451,136
Yum! Brands, Inc.	20,820	1,359,962
Zoe’s Kitchen, Inc. (I)(L)	1,398	25,052
		27,478,313
Household durables – 0.8%
AV Homes, Inc. (I)(L)	913	15,065
Bassett Furniture Industries, Inc.	816	22,318
Beazer Homes USA, Inc. (I)	2,295	27,999
CalAtlantic Group, Inc.	7,696	271,900
Cavco Industries, Inc. (I)	600	71,550
Century Communities, Inc. (I)	1,138	26,003
CSS Industries, Inc.	766	18,828
DR Horton, Inc.	37,760	1,208,320
Ethan Allen Interiors, Inc.	1,763	50,686
Flexsteel Industries, Inc.	499	25,090
Garmin, Ltd. (L)	12,840	662,672
GoPro, Inc., Class A (I)(L)	7,293	68,554
Green Brick Partners, Inc. (I)	1,818	17,180
Harman International Industries, Inc.	7,783	868,738
Helen of Troy, Ltd. (I)	4,913	480,000
Hooker Furniture Corp.	847	27,951
Hovnanian Enterprises, Inc., Class A (I)	9,614	22,785
Installed Building Products, Inc. (I)	1,398	65,776
iRobot Corp. (I)	1,901	108,509
KB Home (L)	14,653	260,091
La-Z-Boy, Inc.	3,494	94,338
Leggett & Platt, Inc.	14,922	733,864
Lennar Corp., Class A	21,894	1,068,208
LGI Homes, Inc. (I)(L)	1,095	31,766
Libbey, Inc.	1,720	24,080
Lifetime Brands, Inc.	840	12,180
M/I Homes, Inc. (I)	1,670	39,412
MDC Holdings, Inc.	2,860	83,483
Meritage Homes Corp. (I)	2,711	96,376
Mohawk Industries, Inc. (I)	7,010	1,586,784
NACCO Industries, Inc., Class A	288	18,576
Newell Brands, Inc.	53,701	2,632,960
NVR, Inc. (I)	371	717,874
PulteGroup, Inc.	33,304	734,353
Taylor Morrison Home Corp., Class A (I)	2,176	43,803
Tempur Sealy International, Inc. (I)(L)	5,303	244,946
The New Home Company, Inc. (I)(L)	1,048	10,952
Toll Brothers, Inc. (I)	15,710	536,339
TopBuild, Corp. (I)	2,709	113,724
TRI Pointe Group, Inc. (I)	25,945	309,783
Tupperware Brands Corp.	5,323	321,456
Universal Electronics, Inc. (I)	1,013	69,593
Whirlpool Corp.	8,363	1,493,548
William Lyon Homes, Class A (I)(L)	1,730	31,884
ZAGG, Inc. (I)	2,227	13,473
		15,383,770
Internet and direct marketing retail – 1.1%
1-800-Flowers.com, Inc., Class A (I)	1,904	19,040
Amazon.com, Inc. (I)	16,482	13,927,949
Duluth Holdings, Inc., Class B (I)	666	14,046
Etsy, Inc. (I)	7,516	91,094
Expedia, Inc.	5,045	600,557
FTD Companies, Inc. (I)	1,273	30,756
HSN, Inc.	5,600	211,120
Lands’ End, Inc. (I)(L)	1,131	20,980
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Liberty TripAdvisor Holdings, Inc., Class A (I)	5,247	$70,572
Netflix, Inc. (I)	17,938	2,549,528
Nutrisystem, Inc.	2,051	95,372
Overstock.com, Inc. (I)	961	17,730
PetMed Express, Inc. (L)	1,456	30,663
Shutterfly, Inc. (I)	2,455	111,408
The Priceline Group, Inc. (I)	2,062	3,555,156
TripAdvisor, Inc. (I)	4,772	197,895
Wayfair, Inc., Class A (I)(L)	2,247	84,959
		21,628,825
Leisure products – 0.2%
Acushnet Holdings Corp. (I)	1,674	29,312
American Outdoor Brands Corp. (I)(L)	3,879	75,408
Arctic Cat, Inc. (I)	1,076	19,906
Brunswick Corp.	9,442	565,481
Callaway Golf Company	6,768	68,424
Hasbro, Inc.	12,499	1,210,778
Johnson Outdoors, Inc., Class A	335	11,752
Malibu Boats, Inc., Class A (I)	1,412	29,031
Marine Products Corp.	856	9,091
Mattel, Inc.	38,042	978,821
MCBC Holdings, Inc.	707	10,379
Nautilus, Inc. (I)	2,220	35,742
Polaris Industries, Inc. (L)	6,272	534,437
Sturm Ruger & Company, Inc. (L)	1,322	65,902
Vista Outdoor, Inc. (I)	6,191	125,244
		3,769,708
Media – 2.6%
AMC Entertainment Holdings, Inc., Class A	1,486	46,586
AMC Networks, Inc., Class A (I)	6,205	371,121
Cable One, Inc.	493	308,332
CBS Corp., Class B	28,269	1,863,492
Central European Media Enterprises, Ltd., Class A (I)(L)	5,979	17,040
Charter Communications, Inc., Class A (I)	15,610	5,042,967
Cinemark Holdings, Inc.	11,131	466,055
Comcast Corp., Class A	343,616	12,858,111
Daily Journal Corp. (I)(L)	91	19,001
Discovery Communications, Inc., Series A (I)	10,716	308,192
Discovery Communications, Inc., Series C (I)	16,136	452,938
Entercom Communications Corp., Class A (L)	2,040	31,926
Entravision Communications Corp., Class A	5,009	26,798
Eros International PLC (I)(L)	2,155	24,783
Gannett Company, Inc.	8,482	73,963
Global Eagle Entertainment, Inc. (I)	3,760	16,469
Gray Television, Inc. (I)	4,725	64,260
IMAX Corp. (I)	4,144	134,058
John Wiley & Sons, Inc., Class A	4,730	246,906
Liberty Braves Group, Class A (I)	845	18,615
Liberty Braves Group, Class C (I)	2,306	50,709
Liberty Media Corp., Series A (I)	1,528	46,008
Liberty Media Corp., Series C (I)	3,075	94,403
Live Nation Entertainment, Inc. (I)	13,920	395,467
Loral Space & Communications, Inc. (I)	961	39,305
MDC Partners, Inc., Class A	4,030	35,263
Media General, Inc. (I)	7,175	2,131
Meredith Corp.	6,504	407,801
MSG Networks, Inc., Class A (I)	4,333	94,459
National CineMedia, Inc.	4,439	56,952
New Media Investment Group, Inc.	3,294	50,826
News Corp., Class A	27,445	351,845
News Corp., Class B	8,742	115,394
Nexstar Media Group, Inc.	3,109	214,366
Omnicom Group, Inc.	17,013	1,447,806

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Reading International, Inc., Class A (I)	1,428	$22,762
Scholastic Corp.	1,929	86,921
Scripps Networks Interactive, Inc., Class A	6,809	549,963
SFX Entertainment, Inc. (I)	1,600	0
Sinclair Broadcast Group, Inc., Class A	4,735	188,927
TEGNA, Inc.	15,368	393,882
The EW Scripps Company, Class A (I)	4,326	99,628
The Interpublic Group of Companies, Inc.	28,642	690,272
The New York Times Company, Class A	21,714	312,682
The Walt Disney Company	105,545	11,619,449
Time Warner, Inc.	55,596	5,460,083
Time, Inc.	17,737	311,284
tronc, Inc. (I)(L)	2,018	29,463
Twenty-First Century Fox, Inc., Class A	76,260	2,281,699
Twenty-First Century Fox, Inc., Class B	35,193	1,032,915
Viacom, Inc., Class B	25,029	1,087,510
World Wrestling Entertainment, Inc., Class A (L)	2,587	54,275
		50,016,063
Multiline retail – 0.5%
Big Lots, Inc. (L)	7,835	402,249
Dillard’s, Inc., Class A	2,972	162,033
Dollar General Corp.	23,205	1,694,429
Dollar Tree, Inc. (I)	21,563	1,653,451
Fred’s, Inc., Class A (L)	2,588	45,885
J.C. Penney Company, Inc. (I)(L)	32,455	205,765
Kohl’s Corp.	16,119	686,992
Macy’s, Inc.	27,937	928,067
Nordstrom, Inc. (L)	10,613	495,203
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,432	44,893
Target Corp.	51,324	3,016,311
Tuesday Morning Corp. (I)	3,214	11,731
		9,347,009
Specialty retail – 1.3%
Aaron’s, Inc.	11,334	309,192
Abercrombie & Fitch Company, Class A (L)	4,910	58,724
Advance Auto Parts, Inc.	2,862	448,218
America’s Car-Mart, Inc. (I)	591	18,823
American Eagle Outfitters, Inc.	29,755	471,617
Asbury Automotive Group, Inc. (I)	1,428	93,034
Ascena Retail Group, Inc. (I)	12,525	57,615
AutoNation, Inc. (I)	2,642	121,268
AutoZone, Inc. (I)	1,103	812,415
Barnes & Noble Education, Inc. (I)	2,993	28,733
Barnes & Noble, Inc.	4,578	44,864
Bed Bath & Beyond, Inc.	5,791	233,956
Best Buy Company, Inc.	10,329	455,819
Big 5 Sporting Goods Corp.	1,326	17,835
Boot Barn Holdings, Inc. (I)	959	9,849
Build-A-Bear Workshop, Inc. (I)	905	8,190
Cabela’s, Inc. (I)	5,407	253,264
Caleres, Inc.	3,034	90,626
Camping World Holdings, Inc., Class A	905	31,829
CarMax, Inc. (I)	7,187	463,849
Chico’s FAS, Inc.	22,842	330,752
Citi Trends, Inc.	1,076	17,937
Conn’s, Inc. (I)(L)	1,477	14,105
CST Brands, Inc.	7,968	383,500
Destination XL Group, Inc. (I)	2,950	8,850
Dick’s Sporting Goods, Inc.	9,257	453,130
DSW, Inc., Class A	4,749	99,871
Express, Inc. (I)	5,357	60,213
Five Below, Inc. (I)	3,806	146,721
Foot Locker, Inc.	5,191	392,803
COMMON STOCKS (continued)
Specialty retail (continued)
Francesca’s Holdings Corp. (I)	2,747	$46,617
GameStop Corp., Class A (L)	10,724	262,095
Genesco, Inc. (I)	1,463	85,293
GNC Holdings, Inc., Class A (L)	4,973	41,276
Group 1 Automotive, Inc.	1,478	114,826
Guess?, Inc.	4,349	55,232
Haverty Furniture Companies, Inc.	1,391	32,271
Hibbett Sports, Inc. (I)(L)	1,622	47,849
Kirkland’s, Inc. (I)	1,139	12,871
L Brands, Inc.	9,091	478,368
Lithia Motors, Inc., Class A	1,686	161,300
Lowe’s Companies, Inc.	33,252	2,472,951
Lumber Liquidators Holdings, Inc. (I)(L)	1,903	33,740
MarineMax, Inc. (I)	1,816	40,860
Monro Muffler Brake, Inc.	2,234	128,455
Murphy USA, Inc. (I)	3,820	243,334
O’Reilly Automotive, Inc. (I)	3,614	981,960
Office Depot, Inc.	95,151	396,780
Party City Holdco, Inc. (I)	1,972	28,495
Pier 1 Imports, Inc.	5,883	39,593
Rent-A-Center, Inc. (L)	3,827	33,180
RH (I)(L)	2,793	85,019
Ross Stores, Inc.	15,247	1,045,639
Sally Beauty Holdings, Inc. (I)	15,170	331,768
Select Comfort Corp. (I)	3,339	78,433
Shoe Carnival, Inc.	994	25,188
Signet Jewelers, Ltd.	2,671	169,849
Sonic Automotive, Inc., Class A	2,010	43,617
Sportsman’s Warehouse Holdings, Inc. (I)(L)	2,005	9,724
Stage Stores, Inc. (L)	1,918	4,469
Staples, Inc.	24,893	223,788
Stein Mart, Inc.	2,326	8,374
Tailored Brands, Inc.	3,502	80,931
The Buckle, Inc. (L)	2,079	41,268
The Cato Corp., Class A	1,861	46,544
The Children’s Place, Inc.	1,312	132,906
The Finish Line, Inc., Class A	2,970	48,411
The Gap, Inc.	8,474	210,325
The Home Depot, Inc.	46,570	6,748,459
The TJX Companies, Inc.	24,895	1,953,013
Tiffany & Company	4,139	380,250
Tile Shop Holdings, Inc. (I)	2,352	41,395
Tilly’s, Inc., Class A	786	8,670
Tractor Supply Company	5,047	357,883
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,258	617,405
Urban Outfitters, Inc. (I)	3,243	84,415
Vitamin Shoppe, Inc. (I)	1,740	37,062
West Marine, Inc. (I)	1,398	12,848
Williams-Sonoma, Inc.	8,574	416,611
Winmark Corp.	169	19,173
Zumiez, Inc. (I)	1,316	26,846
		24,965,231
Textiles, apparel and luxury goods – 0.9%
Carter’s, Inc.	5,197	457,388
Coach, Inc.	31,205	1,188,598
Columbia Sportswear Company	1,887	103,672
Crocs, Inc. (I)	5,375	35,744
Culp, Inc.	798	27,132
Deckers Outdoor Corp. (I)	5,677	299,916
Delta Apparel, Inc. (I)	525	9,193
Fossil Group, Inc. (I)(L)	7,431	140,520
G-III Apparel Group, Ltd. (I)	3,078	79,197
Hanesbrands, Inc.	42,081	842,041
Iconix Brand Group, Inc. (I)	3,173	24,464

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Kate Spade & Company (I)	13,488	$321,824
Michael Kors Holdings, Ltd. (I)	18,306	668,169
Movado Group, Inc.	1,147	27,815
NIKE, Inc., Class B	148,713	8,500,435
Oxford Industries, Inc.	1,079	60,651
Perry Ellis International, Inc. (I)	949	22,102
PVH Corp.	8,807	806,721
Ralph Lauren Corp.	6,339	502,873
Sequential Brands Group, Inc. (I)(L)	2,735	10,749
Skechers U.S.A., Inc., Class A (I)	14,036	360,304
Steven Madden, Ltd. (I)	4,353	162,585
Superior Uniform Group, Inc.	546	10,003
Under Armour, Inc., Class A (I)(L)	20,707	426,978
Under Armour, Inc., Class C (I)	20,532	381,074
Unifi, Inc. (I)	1,155	31,520
Vera Bradley, Inc. (I)	1,715	17,939
VF Corp.	36,790	1,929,636
Wolverine World Wide, Inc.	6,862	172,717
		17,621,960
		194,401,144
Consumer staples – 7.9%
Beverages – 1.6%
Brown-Forman Corp., Class B	13,204	643,827
Coca-Cola Bottling Company Consolidated	341	58,676
Constellation Brands, Inc., Class A	12,913	2,050,714
Craft Brew Alliance, Inc. (I)	981	14,421
Dr. Pepper Snapple Group, Inc.	13,354	1,247,798
MGP Ingredients, Inc.	892	39,453
Molson Coors Brewing Company, Class B	13,389	1,344,122
Monster Beverage Corp. (I)	29,454	1,220,574
National Beverage Corp.	839	49,006
PepsiCo, Inc.	104,194	11,500,934
Primo Water Corp. (I)	1,657	23,761
The Boston Beer Company, Inc., Class A (I)(L)	1,574	249,715
The Coca-Cola Company	282,026	11,833,811
		30,276,812
Food and staples retailing – 1.5%
Casey’s General Stores, Inc.	4,125	472,643
Costco Wholesale Corp.	29,015	5,140,878
CVS Health Corp.	70,811	5,705,950
Ingles Markets, Inc., Class A	1,033	48,396
Performance Food Group Company (I)	2,677	63,177
PriceSmart, Inc.	1,432	126,589
Smart & Final Stores, Inc. (I)	1,797	25,068
SpartanNash Company	2,621	91,473
Sprouts Farmers Market, Inc. (I)	14,084	259,991
SUPERVALU, Inc. (I)	19,073	72,096
Sysco Corp.	33,421	1,761,955
The Andersons, Inc.	1,910	75,541
The Chefs’ Warehouse, Inc. (I)	1,520	21,280
The Kroger Company	62,671	1,992,938
United Natural Foods, Inc. (I)	8,851	381,036
Village Super Market, Inc., Class A	569	16,848
Wal-Mart Stores, Inc.	99,979	7,091,510
Walgreens Boots Alliance, Inc.	56,814	4,907,593
Weis Markets, Inc.	692	41,520
Whole Foods Market, Inc.	21,250	651,738
		28,948,220
Food products – 1.6%
AdvancePierre Foods Holdings, Inc.	1,556	45,062
Amplify Snack Brands, Inc. (I)(L)	2,281	22,856
Archer-Daniels-Midland Company	41,783	1,962,548
B&G Foods, Inc.	4,632	196,860
COMMON STOCKS (continued)
Food products (continued)
Cal-Maine Foods, Inc. (L)	2,211	$83,907
Calavo Growers, Inc. (L)	1,105	62,322
Campbell Soup Company	14,081	835,707
Conagra Brands, Inc.	30,216	1,245,201
Darling Ingredients, Inc. (I)	11,704	152,269
Dean Foods Company	16,008	291,986
Farmer Brothers Company (I)	614	20,062
Flowers Foods, Inc.	19,235	370,466
Fresh Del Monte Produce, Inc.	2,240	129,629
Freshpet, Inc. (I)(L)	1,910	19,291
General Mills, Inc.	42,971	2,594,159
Hormel Foods Corp.	19,609	691,217
Ingredion, Inc.	7,622	921,424
Inventure Foods, Inc. (I)	1,355	7,561
J&J Snack Foods Corp.	1,065	142,497
John B. Sanfilippo & Son, Inc.	609	37,393
Kellogg Company	18,354	1,359,481
Lamb Weston Holdings, Inc.	14,601	572,213
Lancaster Colony Corp.	3,372	444,430
Landec Corp. (I)	2,055	25,893
Limoneira Company	847	15,559
McCormick & Company, Inc.	8,318	818,658
Mead Johnson Nutrition Company	13,431	1,179,107
Mondelez International, Inc., Class A	112,189	4,927,341
Omega Protein Corp.	1,569	39,931
Post Holdings, Inc. (I)	6,830	559,172
Sanderson Farms, Inc.	1,412	134,196
Seaboard Corp.	19	69,017
Seneca Foods Corp., Class A (I)	484	18,174
Snyder’s-Lance, Inc.	14,718	582,538
The Hain Celestial Group, Inc. (I)	10,890	385,288
The Hershey Company	10,137	1,098,344
The J.M. Smucker Company	8,466	1,199,886
The Kraft Heinz Company	43,348	3,966,775
The WhiteWave Foods Company (I)	18,657	1,027,628
Tootsie Roll Industries, Inc. (L)	3,055	119,603
TreeHouse Foods, Inc. (I)	5,972	508,098
Tyson Foods, Inc., Class A	21,120	1,321,267
		30,205,016
Household products – 1.6%
Central Garden & Pet Company (I)	805	27,169
Central Garden & Pet Company, Class A (I)	2,293	73,261
Church & Dwight Company, Inc.	20,223	1,007,914
Colgate-Palmolive Company	69,523	5,073,789
Energizer Holdings, Inc.	6,499	356,535
HRG Group, Inc. (I)	8,483	155,918
Kimberly-Clark Corp.	28,027	3,714,979
Oil-Dri Corp. of America	384	13,548
Orchids Paper Products Company (L)	731	20,841
The Clorox Company	10,072	1,377,950
The Procter & Gamble Company	209,307	19,061,588
WD-40 Company	1,006	110,559
		30,994,051
Personal products – 0.2%
Avon Products, Inc. (I)	77,462	340,833
Coty, Inc., Class A	36,766	690,465
Edgewell Personal Care Company (I)	6,097	450,202
elf Beauty, Inc. (I)	715	19,806
Inter Parfums, Inc.	1,267	43,838
Medifast, Inc.	752	33,720
Natural Health Trends Corp.	525	14,590
Nutraceutical International Corp.	692	23,320
Revlon, Inc., Class A (I)	900	30,240

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
The Estee Lauder Companies, Inc., Class A	17,382	$1,440,099
USANA Health Sciences, Inc. (I)	751	43,596
		3,130,709
Tobacco – 1.4%
Alliance One International, Inc. (I)	618	8,868
Altria Group, Inc.	141,684	10,614,965
Philip Morris International, Inc.	112,712	12,325,057
Reynolds American, Inc.	60,083	3,699,310
Universal Corp.	1,588	107,508
Vector Group, Ltd.	6,591	150,143
		26,905,851
		150,460,659
Energy – 7.5%
Energy equipment and services – 1.4%
Archrock, Inc.	4,993	68,154
Atwood Oceanics, Inc. (I)(L)	4,388	46,118
Baker Hughes, Inc.	41,592	2,507,166
Bristow Group, Inc.	2,441	38,348
CARBO Ceramics, Inc. (I)(L)	1,787	22,927
Dawson Geophysical Company (I)	1,524	11,765
Diamond Offshore Drilling, Inc. (I)(L)	6,787	114,293
Dril-Quip, Inc. (I)	3,956	242,701
Ensco PLC, Class A	31,910	310,803
Era Group, Inc. (I)	1,560	21,497
Exterran Corp. (I)	2,261	68,825
Fairmount Santrol Holdings, Inc. (I)	6,464	61,279
Forum Energy Technologies, Inc. (I)	4,240	92,008
Geospace Technologies Corp. (I)	1,014	16,741
Halliburton Company	85,076	4,548,163
Helix Energy Solutions Group, Inc. (I)	8,037	66,386
Helmerich & Payne, Inc. (L)	10,624	726,363
Hornbeck Offshore Services, Inc. (I)(L)	2,557	11,481
Independence Contract Drilling, Inc. (I)	2,041	12,144
Matrix Service Company (I)	1,955	31,671
McDermott International, Inc. (I)	17,136	126,121
Nabors Industries, Ltd.	29,837	436,814
National Oilwell Varco, Inc.	37,153	1,501,724
Natural Gas Services Group, Inc. (I)	919	23,940
Newpark Resources, Inc. (I)	6,012	46,292
Noble Corp. PLC (L)	25,605	171,041
Oceaneering International, Inc.	10,323	292,347
Oil States International, Inc. (I)	9,008	331,494
Parker Drilling Company (I)	9,441	17,938
Patterson-UTI Energy, Inc.	17,255	476,583
PHI, Inc. (I)	848	12,288
Pioneer Energy Services Corp. (I)	5,438	28,550
RigNet, Inc. (I)	1,030	18,180
Rowan Companies PLC, Class A (I)	13,205	239,275
Schlumberger, Ltd.	136,944	11,004,820
SEACOR Holdings, Inc. (I)	1,128	77,663
Seadrill, Ltd. (I)(L)	27,037	47,315
Smart Sand, Inc. (I)	891	15,298
Superior Energy Services, Inc. (I)	15,974	263,571
TechnipFMC PLC (I)	46,249	1,494,768
Tesco Corp. (I)	3,470	28,975
TETRA Technologies, Inc. (I)	6,589	29,585
Tidewater, Inc. (I)	3,380	4,597
Transocean, Ltd. (I)(L)	38,826	536,575
U.S. Silica Holdings, Inc.	5,277	266,858
Unit Corp. (I)	3,612	98,030
Willbros Group, Inc. (I)	3,171	9,513
		26,618,988
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 6.1%
Abraxas Petroleum Corp. (I)	9,731	$20,630
Alon USA Energy, Inc.	2,419	29,415
Anadarko Petroleum Corp.	55,014	3,556,655
Apache Corp.	37,347	1,964,079
Ardmore Shipping Corp. (L)	2,058	14,097
Bill Barrett Corp. (I)	3,636	20,034
Cabot Oil & Gas Corp.	45,820	1,003,458
California Resources Corp. (I)(L)	2,513	44,907
Callon Petroleum Company (I)	10,317	130,201
Carrizo Oil & Gas, Inc. (I)	4,408	143,480
Chesapeake Energy Corp. (I)(L)	73,329	399,643
Chevron Corp.	185,811	20,903,738
Cimarex Energy Company	9,344	1,174,728
Clayton Williams Energy, Inc. (I)(L)	424	57,388
Clean Energy Fuels Corp. (I)	7,030	17,224
Cobalt International Energy, Inc. (I)	30,135	21,396
Concho Resources, Inc. (I)	14,379	1,904,499
ConocoPhillips	121,970	5,802,113
CONSOL Energy, Inc. (I)	18,598	289,571
Contango Oil & Gas Company (I)	1,565	11,612
CVR Energy, Inc. (L)	1,228	28,146
Delek US Holdings, Inc.	4,410	106,149
Denbury Resources, Inc. (I)(L)	67,160	182,004
Devon Energy Corp.	51,555	2,235,425
DHT Holdings, Inc.	6,667	30,868
Dorian LPG, Ltd. (I)	1,896	17,860
Eclipse Resources Corp. (I)	3,948	8,528
Energen Corp. (I)	10,219	536,498
EOG Resources, Inc.	56,731	5,502,340
EP Energy Corp., Class A (I)(L)	2,947	13,910
EQT Corp.	17,020	1,019,328
Evolution Petroleum Corp.	1,869	16,354
EXCO Resources, Inc. (I)	10,384	5,784
Exxon Mobil Corp.	408,175	33,192,791
Frontline, Ltd. (L)	4,703	32,498
GasLog, Ltd. (L)	2,909	44,944
Gener8 Maritime, Inc. (I)	3,036	14,816
Golar LNG, Ltd. (L)	6,802	185,763
Green Plains, Inc.	2,558	64,078
Gulfport Energy Corp. (I)	16,259	281,931
Hess Corp.	26,266	1,351,123
HollyFrontier Corp.	18,507	541,885
International Seaways, Inc. (I)	1,023	19,181
Jones Energy, Inc., Class A (I)(L)	4,352	13,926
Kinder Morgan, Inc.	188,989	4,027,356
Marathon Oil Corp.	83,339	1,333,424
Marathon Petroleum Corp.	51,959	2,577,166
Matador Resources Company (I)	5,907	142,181
Murphy Oil Corp.	15,754	445,681
Navios Maritime Acquisition Corp.	6,447	11,862
Newfield Exploration Company (I)	19,395	707,142
Noble Energy, Inc.	42,184	1,535,919
Nordic American Tankers, Ltd. (L)	7,016	55,707
Northern Oil and Gas, Inc. (I)(L)	3,530	10,590
Oasis Petroleum, Inc. (I)	16,598	235,028
Occidental Petroleum Corp.	75,235	4,931,654
ONEOK, Inc. (L)	20,711	1,119,430
Overseas Shipholding Group, Inc., Class A	3,094	15,470
Pacific Ethanol, Inc. (I)	2,072	16,265
Panhandle Oil and Gas, Inc., Class A	1,174	23,128
Par Pacific Holdings, Inc. (I)(L)	2,253	32,894
PDC Energy, Inc. (I)	3,963	267,859
Phillips 66	43,568	3,406,582
Pioneer Natural Resources Company	16,700	3,105,699

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
QEP Resources, Inc. (I)	25,219	$347,013
Range Resources Corp.	18,617	514,202
Renewable Energy Group, Inc. (I)(L)	2,866	25,507
REX American Resources Corp. (I)	398	33,122
Ring Energy, Inc. (I)	3,009	37,191
RSP Permian, Inc. (I)	6,957	274,732
Sanchez Energy Corp. (I)(L)	4,041	46,472
Scorpio Tankers, Inc.	11,758	45,268
SemGroup Corp., Class A	4,706	165,416
Ship Finance International, Ltd. (L)	4,075	60,106
SM Energy Company	10,169	250,666
Southwestern Energy Company (I)	47,801	358,986
Synergy Resources Corp. (I)(L)	13,298	108,645
Teekay Corp.	3,699	36,324
Teekay Tankers, Ltd., Class A	9,416	22,033
Tesoro Corp.	11,515	980,963
The Williams Companies, Inc.	80,291	2,275,447
Valero Energy Corp.	44,567	3,028,328
Western Refining, Inc.	14,071	513,873
Westmoreland Coal Company (I)	1,376	19,869
World Fuel Services Corp.	7,418	268,309
WPX Energy, Inc. (I)	40,999	528,887
		116,897,394
		143,516,382
Financials – 17.5%
Banks – 9.2%
1st Source Corp.	1,085	50,680
Access National Corp. (L)	666	18,388
ACNB Corp.	615	17,835
Allegiance Bancshares, Inc. (I)	864	31,882
American National Bankshares, Inc.	703	25,695
Ameris Bancorp	2,440	117,852
Arrow Financial Corp.	857	29,909
Associated Banc-Corp.	15,588	401,391
Atlantic Capital Bancshares, Inc. (I)	1,409	25,362
Banc of California, Inc. (L)	3,486	67,803
BancFirst Corp.	523	49,868
Banco Latinoamericano de Comercio Exterior SA	2,112	59,411
BancorpSouth, Inc.	15,066	467,046
Bank of America Corp.	1,082,279	26,710,646
Bank of Hawaii Corp.	4,494	379,563
Bank of Marin Bancorp	482	33,017
Bank of the Ozarks, Inc.	15,864	868,237
Bankwell Financial Group, Inc.	476	15,637
Banner Corp.	2,130	123,796
Bar Harbor Bankshares	840	35,792
BB&T Corp.	86,890	4,189,836
Berkshire Hills Bancorp, Inc.	2,304	81,446
Blue Hills Bancorp, Inc.	1,843	33,819
BNC Bancorp	2,924	105,118
Boston Private Financial Holdings, Inc.	5,731	98,573
Bridge Bancorp, Inc.	1,346	47,985
Brookline Bancorp, Inc.	4,985	79,012
Bryn Mawr Bank Corp.	1,202	49,342
C&F Financial Corp.	260	12,350
Camden National Corp.	1,107	47,003
Capital Bank Financial Corp., Class A	1,649	67,279
Capital City Bank Group, Inc.	998	20,389
Cardinal Financial Corp.	2,224	69,478
Carolina Financial Corp.	770	23,115
Cascade Bancorp (I)	2,456	20,262
Cathay General Bancorp	13,063	513,115
CenterState Banks, Inc.	3,226	79,714
COMMON STOCKS (continued)
Banks (continued)
Central Pacific Financial Corp.	2,103	$66,413
Central Valley Community Bancorp	694	14,255
Chemical Financial Corp.	12,066	642,756
Chemung Financial Corp.	272	9,860
Citigroup, Inc.	305,200	18,254,012
Citizens & Northern Corp.	1,019	23,916
Citizens Financial Group, Inc.	54,830	2,048,997
City Holding Company	1,003	65,697
CNB Financial Corp.	1,145	27,514
CoBiz Financial, Inc.	2,792	47,604
Codorus Valley Bancorp, Inc.	676	17,583
Columbia Banking System, Inc.	4,135	164,945
Comerica, Inc.	18,443	1,314,617
Commerce Bancshares, Inc.	9,182	541,922
Community Bank Systems, Inc.	3,007	178,646
Community Trust Bancorp, Inc.	1,060	48,654
ConnectOne Bancorp, Inc.	2,087	52,384
County Bancorp, Inc.	477	12,860
CU Bancorp (I)	1,242	48,811
Cullen/Frost Bankers, Inc.	5,899	545,481
Customers Bancorp, Inc. (I)	1,714	58,842
CVB Financial Corp.	7,243	172,021
Eagle Bancorp, Inc. (I)	2,176	135,456
East West Bancorp, Inc.	15,176	821,325
Enterprise Financial Services Corp.	1,348	59,245
Equity Bancshares, Inc., Class A (I)	442	14,383
Farmers Capital Bank Corp.	602	23,388
Farmers National Banc Corp.	1,991	27,476
FB Financial Corp. (I)	498	15,812
FCB Financial Holdings, Inc., Class A (I)	2,116	102,838
Fidelity Southern Corp.	1,560	36,769
Fifth Third Bancorp	80,865	2,218,936
Financial Institutions, Inc.	1,061	36,286
First BanCorp (I)	8,482	54,115
First Bancorp	1,462	43,933
First Busey Corp.	2,172	67,158
First Business Financial Services, Inc.	688	17,351
First Citizens BancShares, Inc., Class A	524	186,696
First Commonwealth Financial Corp.	6,149	85,656
First Community Bancshares, Inc.	1,180	31,884
First Connecticut Bancorp, Inc.	1,252	30,236
First Financial Bancorp	4,382	121,601
First Financial Bankshares, Inc. (L)	4,549	200,156
First Financial Corp.	742	34,466
First Financial Northwest, Inc.	578	11,762
First Foundation, Inc. (I)	2,030	33,292
First Horizon National Corp.	24,553	489,587
First Internet Bancorp	437	13,438
First Interstate BancSystem, Inc., Class A	1,370	60,075
First Merchants Corp.	2,823	113,259
First Mid-Illinois Bancshares, Inc.	613	20,278
First Midwest Bancorp, Inc.	5,726	139,886
First Northwest Bancorp (I)	913	14,097
Flushing Financial Corp.	1,966	54,930
FNB Corp.	36,689	571,248
Franklin Financial Network, Inc. (I)	843	33,214
Fulton Financial Corp.	30,298	579,449
German American Bancorp, Inc.	1,026	48,684
Glacier Bancorp, Inc.	5,406	199,590
Great Southern Bancorp, Inc.	820	41,041
Great Western Bancorp, Inc.	4,135	176,730
Green Bancorp, Inc. (I)	1,654	28,201
Guaranty Bancorp	1,326	32,819
Hancock Holding Company	14,172	672,461
Hanmi Financial Corp.	2,208	73,747

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HarborOne Bancorp, Inc. (I)	1,170	$23,096
Heartland Financial USA, Inc.	1,642	81,361
Heritage Commerce Corp.	2,087	29,635
Heritage Financial Corp.	2,146	53,650
Heritage Oaks Bancorp	2,108	29,006
Hilltop Holdings, Inc.	5,281	149,875
Home BancShares, Inc.	8,584	241,554
HomeTrust Bancshares, Inc. (I)	1,290	30,960
Hope Bancorp, Inc.	9,166	196,152
Horizon Bancorp	1,434	37,198
Huntington Bancshares, Inc.	116,058	1,641,060
IBERIABANK Corp.	3,132	265,437
Independent Bank Corp. (MA)	1,839	119,535
Independent Bank Corp. (MI)	1,466	31,372
Independent Bank Group, Inc.	787	49,817
International Bancshares Corp.	10,017	381,147
Investors Bancorp, Inc.	20,590	301,232
JPMorgan Chase & Co.	383,240	34,729,209
KeyCorp	115,732	2,172,290
Lakeland Bancorp, Inc.	2,783	54,825
Lakeland Financial Corp.	1,673	75,937
LCNB Corp.	761	16,590
LegacyTexas Financial Group, Inc.	3,156	134,414
Live Oak Bancshares, Inc. (L)	1,476	33,874
M&T Bank Corp.	16,595	2,770,867
Macatawa Bank Corp.	2,247	22,740
MainSource Financial Group, Inc.	1,666	57,061
MB Financial, Inc.	12,810	576,706
MBT Financial Corp.	1,269	13,451
Mercantile Bank Corp.	1,190	39,794
Merchants Bancshares, Inc.	469	24,130
Middleburg Financial Corp.	378	13,498
Midland States Bancorp, Inc.	339	11,919
MidWestOne Financial Group, Inc.	716	26,113
MutualFirst Financial, Inc.	412	13,040
National Bank Holdings Corp., Class A	1,672	55,159
National Bankshares, Inc. (L)	602	22,816
National Commerce Corp. (I)	710	26,590
NBT Bancorp, Inc.	3,016	121,786
Nicolet Bankshares, Inc. (I)	594	28,952
Northrim BanCorp, Inc.	577	16,820
OFG Bancorp (L)	3,093	39,900
Old Line Bancshares, Inc.	778	21,823
Old National Bancorp	9,425	172,949
Old Second Bancorp, Inc.	2,373	25,984
Opus Bank	1,329	28,706
Orrstown Financial Services, Inc.	615	13,438
Pacific Continental Corp.	1,579	39,712
Pacific Premier Bancorp, Inc. (I)	1,934	77,360
PacWest Bancorp	12,662	697,676
Park National Corp.	931	100,036
Park Sterling Corp.	3,865	45,839
Peapack Gladstone Financial Corp.	1,183	37,075
Penns Woods Bancorp, Inc. (L)	459	21,825
People’s United Financial, Inc.	33,576	644,659
People’s Utah Bancorp	1,038	27,611
Peoples Bancorp, Inc.	1,174	38,178
Peoples Financial Services Corp. (L)	563	23,410
Pinnacle Financial Partners, Inc.	3,062	212,503
Preferred Bank	873	49,010
Premier Financial Bancorp, Inc. (L)	747	13,730
PrivateBancorp, Inc.	13,911	787,363
Prosperity Bancshares, Inc.	12,012	895,374
QCR Holdings, Inc.	856	37,150
Regions Financial Corp.	131,770	2,012,128
COMMON STOCKS (continued)
Banks (continued)
Renasant Corp.	2,914	$119,591
Republic Bancorp, Inc., Class A	649	22,442
Republic First Bancorp, Inc. (I)	4,089	32,712
S&T Bancorp, Inc.	2,420	86,128
Sandy Spring Bancorp, Inc.	1,618	69,671
Seacoast Banking Corp. of Florida (I)	2,138	49,666
ServisFirst Bancshares, Inc.	3,429	142,544
Shore Bancshares, Inc.	1,066	18,516
Sierra Bancorp	974	27,895
Signature Bank (I)	5,651	890,089
Simmons First National Corp., Class A	2,106	121,095
South State Corp.	1,678	150,181
Southern First Bancshares, Inc. (I)	486	16,281
Southern National Bancorp of Virginia, Inc.	986	16,762
Southside Bancshares, Inc.	1,838	64,753
Southwest Bancorp, Inc.	1,349	35,951
State Bank Financial Corp.	2,502	67,879
Sterling Bancorp	8,954	221,612
Stock Yards Bancorp, Inc.	1,479	65,372
Stonegate Bank	888	41,177
Suffolk Bancorp	832	35,393
Summit Financial Group, Inc.	650	15,574
Sun Bancorp, Inc.	917	23,704
SunTrust Banks, Inc.	52,546	3,125,962
SVB Financial Group (I)	5,483	1,046,650
Synovus Financial Corp.	12,874	543,540
TCF Financial Corp.	18,001	313,217
Texas Capital Bancshares, Inc. (I)	3,541	315,680
The Bancorp, Inc. (I)	3,982	20,627
The Bank of NT Butterfield & Son, Ltd.	838	27,319
The First of Long Island Corp.	1,599	43,973
The PNC Financial Services Group, Inc.	52,108	6,629,701
Tompkins Financial Corp.	993	89,092
Towne Bank	3,895	126,782
TriCo Bancshares	1,477	53,659
TriState Capital Holdings, Inc. (I)	1,588	37,397
Triumph Bancorp, Inc. (I)	1,192	32,065
Trustmark Corp.	11,862	391,920
U.S. Bancorp	171,128	9,412,040
UMB Financial Corp.	7,735	609,673
Umpqua Holdings Corp.	38,760	729,076
Union Bankshares Corp.	3,108	112,696
United Bankshares, Inc. (L)	4,628	207,103
United Community Banks, Inc.	4,983	143,959
Univest Corp. of Pennsylvania	1,728	48,125
Valley National Bancorp	44,176	546,457
Veritex Holdings, Inc. (I)	760	21,774
Washington Trust Bancorp, Inc.	1,044	56,585
WashingtonFirst Bankshare, Inc.	734	20,163
Webster Financial Corp.	16,075	883,000
Wells Fargo & Company	484,097	28,019,534
WesBanco, Inc.	2,854	115,187
Westamerica Bancorporation (L)	1,763	101,990
Wintrust Financial Corp.	3,608	265,910
Xenith Bankshares, Inc. (I)	602	16,031
Yadkin Financial Corp.	3,523	118,232
Zions Bancorporation	21,971	986,498
		175,529,102
Capital markets – 3.1%
Affiliated Managers Group, Inc.	4,868	817,483
Ameriprise Financial, Inc.	13,999	1,840,869
Arlington Asset Investment Corp., Class A	1,646	24,262
Associated Capital Group, Inc., Class A	325	12,123
BGC Partners, Inc., Class A	15,559	175,506

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BlackRock, Inc.	10,766	$4,171,394
CME Group, Inc.	30,060	3,651,088
Cohen & Steers, Inc.	1,500	56,415
Cowen Group, Inc., Class A (I)(L)	1,958	27,999
Diamond Hill Investment Group, Inc.	221	44,315
E*TRADE Financial Corp. (I)	24,237	836,419
Eaton Vance Corp.	11,940	556,762
Evercore Partners, Inc., Class A	2,765	219,956
FactSet Research Systems, Inc.	4,204	747,892
Federated Investors, Inc., Class B	9,791	266,021
Financial Engines, Inc.	3,841	170,156
Franklin Resources, Inc.	30,833	1,327,052
GAIN Capital Holdings, Inc.	2,912	22,830
GAMCO Investors, Inc., Class A	376	11,201
Greenhill & Company, Inc.	1,977	58,420
Houlihan Lokey, Inc.	867	27,302
Intercontinental Exchange, Inc.	52,766	3,014,522
INTL. FCStone, Inc. (I)	1,090	41,148
Invesco, Ltd.	36,167	1,164,216
Investment Technology Group, Inc.	2,378	47,608
Janus Capital Group, Inc.	25,259	319,779
KCG Holdings, Inc., Class A (I)	3,707	51,342
Ladenburg Thalmann Financial Services, Inc. (I)	8,239	18,291
Legg Mason, Inc.	9,463	356,944
MarketAxess Holdings, Inc.	3,956	772,330
Moelis & Company, Class A	1,351	49,717
Moody’s Corp.	14,749	1,642,596
Morgan Stanley	127,742	5,833,977
MSCI, Inc.	9,908	937,198
Nasdaq, Inc.	10,125	719,989
Northern Trust Corp.	18,854	1,646,897
OM Asset Management PLC	2,875	42,866
Oppenheimer Holdings, Inc., Class A	730	12,118
Piper Jaffray Companies	1,019	72,094
PJT Partners, Inc., Class A	1,259	46,596
Pzena Investment Management, Inc., Class A	1,129	11,335
Raymond James Financial, Inc.	13,301	1,044,927
S&P Global, Inc.	22,961	2,972,761
Safeguard Scientifics, Inc. (I)	1,705	21,568
SEI Investments Company	14,148	712,352
State Street Corp.	32,108	2,559,329
Stifel Financial Corp. (I)	11,534	622,375
T. Rowe Price Group, Inc.	21,569	1,535,928
The Bank of New York Mellon Corp.	93,657	4,414,991
The Charles Schwab Corp.	106,867	4,318,495
The Goldman Sachs Group, Inc.	32,763	8,127,190
Virtu Financial, Inc., Class A (L)	1,971	34,197
Virtus Investment Partners, Inc. (L)	327	35,856
Waddell & Reed Financial, Inc., Class A	14,449	277,999
Westwood Holdings Group, Inc.	599	34,059
Wins Finance Holdings, Inc. (I)	100	27,912
WisdomTree Investments, Inc. (L)	20,409	185,926
		58,792,893
Consumer finance – 0.8%
American Express Company	68,124	5,454,007
Capital One Financial Corp.	42,736	4,011,201
Discover Financial Services	34,958	2,486,912
Encore Capital Group, Inc. (I)(L)	1,736	57,809
Enova International, Inc. (I)	2,003	28,743
EZCORP, Inc., Class A (I)	3,707	32,622
FirstCash, Inc.	3,388	150,258
Green Dot Corp., Class A (I)	3,020	88,516
LendingClub Corp. (I)	23,608	126,067
Navient Corp.	26,473	407,949
COMMON STOCKS (continued)
Consumer finance (continued)
Nelnet, Inc., Class A	1,432	$64,139
PRA Group, Inc. (I)	3,321	135,497
Regional Management Corp. (I)	840	17,632
SLM Corp. (I)	45,084	540,557
Synchrony Financial	69,495	2,518,499
World Acceptance Corp. (I)(L)	463	24,280
		16,144,688
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (I)	168,229	28,837,815
FNFV Group (I)	4,734	58,938
Leucadia National Corp.	28,716	764,420
Marlin Business Services Corp.	667	15,875
NewStar Financial, Inc.	1,785	17,779
On Deck Capital, Inc. (I)(L)	4,241	22,647
PICO Holdings, Inc. (I)	1,750	23,975
		29,741,449
Insurance – 2.5%
Aflac, Inc.	25,710	1,860,119
Alleghany Corp. (I)	1,623	1,048,133
Ambac Financial Group, Inc. (I)	3,192	70,543
American Equity Investment Life Holding Company	6,210	167,111
American Financial Group, Inc.	7,680	722,381
American International Group, Inc.	61,430	3,926,606
AMERISAFE, Inc.	1,322	85,005
Aon PLC	16,566	1,915,858
Argo Group International Holdings, Ltd.	1,997	133,699
Arthur J. Gallagher & Company	11,213	638,580
Aspen Insurance Holdings, Ltd.	6,339	355,301
Assurant, Inc.	3,617	358,083
Atlas Financial Holdings, Inc. (I)	779	10,517
Baldwin & Lyons, Inc., Class B	734	17,469
Brown & Brown, Inc.	12,103	521,639
Chubb, Ltd.	29,287	4,046,585
Cincinnati Financial Corp.	9,492	692,536
Citizens, Inc. (I)(L)	3,530	32,194
CNO Financial Group, Inc.	30,956	647,290
Crawford & Company, Class B	889	9,619
Donegal Group, Inc., Class A	654	10,863
eHealth, Inc. (I)	1,449	15,881
EMC Insurance Group, Inc.	644	17,903
Employers Holdings, Inc.	2,254	84,750
Endurance Specialty Holdings, Ltd.	6,761	628,300
Enstar Group, Ltd. (I)	788	152,675
Everest Re Group, Ltd.	4,303	1,011,807
FBL Financial Group, Inc., Class A	721	49,280
Federated National Holding Company	1,032	20,650
Fidelity & Guaranty Life (L)	933	24,818
First American Financial Corp.	11,561	451,688
Genworth Financial, Inc., Class A (I)	88,352	361,360
Global Indemnity, Ltd. (I)	629	24,959
Greenlight Capital Re, Ltd., Class A (I)	2,115	47,165
Hallmark Financial Services, Inc. (I)	1,089	12,001
HCI Group, Inc.	665	32,785
Heritage Insurance Holdings, Inc.	2,019	29,800
Horace Mann Educators Corp.	2,876	120,504
Infinity Property & Casualty Corp.	759	71,536
Investors Title Company	108	14,873
James River Group Holdings, Ltd.	967	41,600
Kemper Corp.	7,943	337,180
Kinsale Capital Group, Inc.	508	14,910
Lincoln National Corp.	14,430	1,012,409
Loews Corp.	17,476	821,022
Maiden Holdings, Ltd.	4,896	75,643

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	32,459	$2,385,087
MBIA, Inc. (I)	9,347	96,461
Mercury General Corp.	3,840	225,139
MetLife, Inc.	69,211	3,629,425
National General Holdings Corp.	3,467	84,387
National Western Life Group, Inc., Class A	168	53,399
Old Republic International Corp.	25,709	532,433
OneBeacon Insurance Group, Ltd., Class A	1,524	24,872
Primerica, Inc.	8,146	657,790
Principal Financial Group, Inc.	16,847	1,053,611
Prudential Financial, Inc.	27,063	2,991,544
Reinsurance Group of America, Inc.	6,759	879,076
RenaissanceRe Holdings, Ltd.	4,332	639,576
RLI Corp.	2,704	158,049
Safety Insurance Group, Inc.	987	70,077
Selective Insurance Group, Inc.	4,035	178,751
State Auto Financial Corp.	1,126	30,211
State National Companies, Inc.	2,268	31,684
Stewart Information Services Corp.	1,592	70,701
The Allstate Corp.	23,171	1,903,729
The Hanover Insurance Group, Inc.	4,479	403,200
The Hartford Financial Services Group, Inc.	23,661	1,156,786
The Navigators Group, Inc.	1,588	87,419
The Progressive Corp.	36,506	1,430,305
The Travelers Companies, Inc.	17,884	2,186,140
Third Point Reinsurance, Ltd. (I)	4,758	58,999
Torchmark Corp.	6,921	536,585
Trupanion, Inc. (I)(L)	1,154	17,945
United Fire Group, Inc.	1,498	63,246
United Insurance Holdings Corp.	1,459	24,686
Universal Insurance Holdings, Inc. (L)	2,320	62,524
Unum Group	14,527	709,353
W.R. Berkley Corp.	10,222	725,966
Willis Towers Watson PLC	8,036	1,032,063
WMIH Corp. (I)	16,392	22,129
XL Group, Ltd.	17,034	689,707
		47,648,685
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	2,016	36,006
Altisource Residential Corp.	3,777	50,687
Anworth Mortgage Asset Corp.	6,849	37,259
Apollo Commercial Real Estate Finance, Inc.	4,987	91,711
Ares Commercial Real Estate Corp.	2,143	28,973
ARMOUR Residential REIT, Inc.	2,488	55,955
Capstead Mortgage Corp.	6,210	65,702
CYS Investments, Inc.	10,190	81,724
Dynex Capital, Inc.	3,715	25,485
Great Ajax Corp.	1,231	16,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,149	62,319
Invesco Mortgage Capital, Inc.	7,850	122,068
Ladder Capital Corp.	2,784	40,173
MTGE Investment Corp.	3,161	52,315
New Residential Investment Corp.	17,089	288,291
New York Mortgage Trust, Inc.	7,905	50,039
Orchid Island Capital, Inc.	1,787	17,548
Owens Realty Mortgage, Inc.	749	12,508
PennyMac Mortgage Investment Trust	4,658	78,534
Redwood Trust, Inc.	5,295	86,679
Resource Capital Corp.	2,646	22,226
Western Asset Mortgage Capital Corp.	3,002	31,221
		1,353,598
COMMON STOCKS (continued)
Thrifts and mortgage finance – 0.2%
Astoria Financial Corp.	6,382	$118,003
Bank Mutual Corp.	3,149	30,545
BankFinancial Corp.	1,378	20,491
Beneficial Bancorp, Inc. (I)	4,912	80,066
BofI Holding, Inc. (I)(L)	4,238	133,667
BSB Bancorp, Inc. (I)	762	21,222
Capitol Federal Financial, Inc.	8,668	130,800
Charter Financial Corp.	1,301	25,435
Clifton Bancorp, Inc.	1,691	27,174
Dime Community Bancshares, Inc.	2,350	50,525
ESSA Bancorp, Inc.	681	10,760
Essent Group, Ltd. (I)	5,268	183,379
EverBank Financial Corp.	7,141	138,821
Federal Agricultural Mortgage Corp., Class C	615	35,412
First Defiance Financial Corp.	652	32,046
Flagstar Bancorp, Inc. (I)	1,463	41,549
Hingham Institution for Savings	106	19,879
Home Bancorp, Inc.	553	19,908
HomeStreet, Inc. (I)	1,670	45,591
Kearny Financial Corp.	6,059	93,006
LendingTree, Inc. (I)	448	53,043
Meridian Bancorp, Inc.	3,351	63,837
Meta Financial Group, Inc.	570	48,792
MGIC Investment Corp. (I)	24,254	258,305
Nationstar Mortgage Holdings, Inc. (I)	2,316	42,059
New York Community Bancorp, Inc.	51,273	783,451
NMI Holdings, Inc., Class A (I)	3,633	40,326
Northfield Bancorp, Inc.	3,026	56,768
Northwest Bancshares, Inc.	6,535	118,545
OceanFirst Financial Corp.	1,812	52,892
Ocwen Financial Corp. (I)	7,301	32,197
Oritani Financial Corp.	2,788	47,954
PennyMac Financial Services, Inc., Class A (I)	1,054	18,814
PHH Corp. (I)	3,820	48,208
Provident Financial Holdings, Inc.	528	9,852
Provident Financial Services, Inc.	4,234	112,413
Radian Group, Inc.	15,257	283,933
SI Financial Group, Inc.	943	13,862
Southern Missouri Bancorp, Inc.	533	18,666
Territorial Bancorp, Inc.	671	21,620
TrustCo Bank Corp.	6,517	54,417
United Community Financial Corp.	3,464	29,825
United Financial Bancorp, Inc.	3,669	65,528
Walker & Dunlop, Inc. (I)	1,973	80,202
Washington Federal, Inc.	15,688	531,039
Waterstone Financial, Inc.	1,678	31,127
Western New England Bancorp, Inc.	2,334	23,457
WSFS Financial Corp.	2,035	92,796
		4,292,207
		333,502,622
Health care – 10.9%
Biotechnology – 3.1%
AbbVie, Inc.	140,427	8,684,006
Acceleron Pharma, Inc. (I)	2,009	53,680
Achillion Pharmaceuticals, Inc. (I)	8,570	34,366
Acorda Therapeutics, Inc. (I)	3,177	84,032
Adamas Pharmaceuticals, Inc. (I)(L)	1,358	25,123
Aduro Biotech, Inc. (I)(L)	2,782	31,298
Advaxis, Inc. (I)(L)	2,835	24,920
Aevi Genomic Medicine, Inc. (I)(L)	2,162	10,140
Agenus, Inc. (I)(L)	5,925	25,122
Aimmune Therapeutics, Inc. (I)(L)	1,908	38,675

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Akebia Therapeutics, Inc. (I)	2,805	$28,106
Alder Biopharmaceuticals, Inc. (I)(L)	3,399	77,667
Alexion Pharmaceuticals, Inc. (I)	19,381	2,543,756
AMAG Pharmaceuticals, Inc. (I)(L)	2,499	56,103
Amgen, Inc.	64,275	11,346,466
Amicus Therapeutics, Inc. (I)	10,387	67,412
Ardelyx, Inc. (I)	2,402	32,667
Arena Pharmaceuticals, Inc. (I)	19,414	30,674
Array BioPharma, Inc. (I)(L)	11,997	137,966
Atara Biotherapeutics, Inc. (I)(L)	1,824	28,181
Avexis, Inc. (I)(L)	460	28,207
Axovant Sciences, Ltd. (I)(L)	1,949	24,772
Bellicum Pharmaceuticals, Inc. (I)(L)	1,701	20,973
BioCryst Pharmaceuticals, Inc. (I)	5,469	34,127
Biogen, Inc. (I)	18,800	5,425,680
BioSpecifics Technologies Corp. (I)	449	23,739
BioTime, Inc. (I)(L)	5,652	18,369
Bioverativ, Inc. (I)	11,452	596,420
Bluebird Bio, Inc. (I)(L)	2,909	254,974
Blueprint Medicines Corp. (I)	1,463	51,468
Cara Therapeutics, Inc. (I)(L)	1,733	27,780
Celgene Corp. (I)	66,977	8,272,329
Celldex Therapeutics, Inc. (I)(L)	7,593	26,879
Cellular Biomedicine Group, Inc. (I)	912	11,674
ChemoCentryx, Inc. (I)	1,718	11,373
Chimerix, Inc. (I)	3,439	19,534
Cidara Therapeutics, Inc. (I)(L)	1,080	7,776
Clovis Oncology, Inc. (I)	2,280	131,807
Coherus Biosciences, Inc. (I)	2,135	50,386
Concert Pharmaceuticals, Inc. (I)	1,343	12,490
Curis, Inc. (I)	8,632	19,940
Cytokinetics, Inc. (I)	2,537	26,892
CytomX Therapeutics, Inc. (I)	1,583	19,788
Dynavax Technologies Corp. (I)(L)	3,076	13,842
Eagle Pharmaceuticals, Inc. (I)(L)	638	48,928
Edge Therapeutics, Inc. (I)(L)	1,217	11,890
Editas Medicine, Inc. (I)(L)	510	12,714
Emergent BioSolutions, Inc. (I)	2,352	73,806
Enanta Pharmaceuticals, Inc. (I)	1,146	33,028
Epizyme, Inc. (I)(L)	2,971	42,188
Esperion Therapeutics, Inc. (I)(L)	1,043	27,295
Exact Sciences Corp. (I)(L)	7,584	163,208
Exelixis, Inc. (I)	16,188	348,528
FibroGen, Inc. (I)	3,817	95,425
Five Prime Therapeutics, Inc. (I)	1,941	89,034
Flexion Therapeutics, Inc. (I)	1,992	39,940
Foundation Medicine, Inc. (I)(L)	1,106	27,429
Genomic Health, Inc. (I)	1,433	43,262
Geron Corp. (I)(L)	12,191	26,211
Gilead Sciences, Inc.	113,839	8,023,373
Global Blood Therapeutics, Inc. (I)	1,342	37,375
Halozyme Therapeutics, Inc. (I)(L)	7,927	101,624
Heron Therapeutics, Inc. (I)(L)	2,410	34,463
Idera Pharmaceuticals, Inc. (I)(L)	7,709	14,416
Ignyta, Inc. (I)	2,228	19,606
ImmunoGen, Inc. (I)(L)	6,853	23,300
Immunomedics, Inc. (I)(L)	7,411	37,055
Incyte Corp. (I)	13,527	1,800,444
Inotek Pharmaceuticals Corp. (I)(L)	1,307	2,091
Inovio Pharmaceuticals, Inc. (I)(L)	4,893	34,496
Insmed, Inc. (I)	4,560	72,641
Insys Therapeutics, Inc. (I)(L)	1,807	23,057
Invitae Corp. (I)	2,256	23,259
Ironwood Pharmaceuticals, Inc. (I)	9,288	156,874
Karyopharm Therapeutics, Inc. (I)	2,191	22,721
COMMON STOCKS (continued)
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (I)(L)	5,800	$29,174
Kite Pharma, Inc. (I)(L)	2,829	200,208
La Jolla Pharmaceutical Company (I)	1,147	38,436
Lexicon Pharmaceuticals, Inc. (I)(L)	3,108	49,883
Ligand Pharmaceuticals, Inc. (I)	1,358	142,088
Lion Biotechnologies, Inc. (I)	4,316	33,017
Loxo Oncology, Inc. (I)(L)	991	44,040
MacroGenics, Inc. (I)	2,404	50,821
MannKind Corp. (I)	25,294	13,406
MediciNova, Inc. (I)	2,219	14,290
Merrimack Pharmaceuticals, Inc. (I)(L)	9,020	27,691
MiMedx Group, Inc. (I)(L)	7,419	63,581
Minerva Neurosciences, Inc. (I)	1,496	13,090
Momenta Pharmaceuticals, Inc. (I)	4,758	73,511
Myriad Genetics, Inc. (I)(L)	4,863	94,488
Natera, Inc. (I)	1,995	19,072
NewLink Genetics Corp. (I)(L)	1,866	29,315
Novavax, Inc. (I)(L)	21,009	31,724
OncoMed Pharmaceuticals, Inc. (I)(L)	1,729	17,567
Ophthotech Corp. (I)(L)	2,355	8,431
Organovo Holdings, Inc. (I)(L)	7,589	23,678
Otonomy, Inc. (I)	1,906	28,304
PDL BioPharma, Inc.	12,961	27,737
Pfenex, Inc. (I)	1,371	9,912
PharmAthene, Inc.	5,257	4,731
Portola Pharmaceuticals, Inc. (I)	3,618	125,472
Progenics Pharmaceuticals, Inc. (I)(L)	5,089	57,200
Protagonist Therapeutics, Inc. (I)	555	7,692
Prothena Corp. PLC (I)(L)	2,488	145,921
PTC Therapeutics, Inc. (I)	2,427	33,080
Puma Biotechnology, Inc. (I)	2,016	73,987
Ra Pharmaceuticals, Inc. (I)	688	14,407
Radius Health, Inc. (I)(L)	2,269	95,616
Regeneron Pharmaceuticals, Inc. (I)	6,534	2,440,449
REGENXBIO, Inc. (I)	1,477	27,177
Repligen Corp. (I)	2,440	76,884
Retrophin, Inc. (I)	2,631	55,961
Rigel Pharmaceuticals, Inc. (I)	7,871	19,284
Sage Therapeutics, Inc. (I)	2,168	146,123
Sangamo BioSciences, Inc. (I)	5,365	24,411
Sarepta Therapeutics, Inc. (I)	3,587	111,592
Seres Therapeutics, Inc. (I)(L)	1,339	12,962
Sorrento Therapeutics, Inc. (I)(L)	1,918	9,974
Spark Therapeutics, Inc. (I)(L)	1,407	89,738
Spectrum Pharmaceuticals, Inc. (I)	6,162	39,437
Stemline Therapeutics, Inc. (I)	1,239	8,673
Synergy Pharmaceuticals, Inc. (I)	13,244	76,683
TESARO, Inc. (I)(L)	2,035	383,333
TG Therapeutics, Inc. (I)(L)	2,726	15,538
Trevena, Inc. (I)	3,693	14,994
Ultragenyx Pharmaceutical, Inc. (I)	2,580	219,506
United Therapeutics Corp. (I)	4,465	659,570
Vanda Pharmaceuticals, Inc. (I)	2,670	38,048
Veracyte, Inc. (I)	1,298	10,060
Versartis, Inc. (I)	2,376	51,916
Vertex Pharmaceuticals, Inc. (I)	21,442	1,943,074
Voyager Therapeutics, Inc. (I)(L)	893	11,564
XBiotech, Inc. (I)(L)	1,352	18,238
Xencor, Inc. (I)	2,606	64,759
ZIOPHARM Oncology, Inc. (I)(L)	8,916	56,617
		58,269,395
Health care equipment and supplies – 2.2%
Abaxis, Inc.	1,569	78,215
Abbott Laboratories	104,031	4,689,717

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ABIOMED, Inc. (I)	4,247	$501,019
Accuray, Inc. (I)	6,170	31,776
Align Technology, Inc. (I)	7,886	810,365
Analogic Corp.	879	72,386
AngioDynamics, Inc. (I)	1,967	32,160
Anika Therapeutics, Inc. (I)	1,037	48,521
AtriCure, Inc. (I)	2,309	42,139
Atrion Corp.	96	46,853
Axogen, Inc. (I)	2,043	21,349
Baxter International, Inc.	29,590	1,506,723
Becton, Dickinson and Company	12,837	2,349,813
Boston Scientific Corp. (I)	82,286	2,020,121
C.R. Bard, Inc.	4,419	1,083,716
Cantel Medical Corp.	2,536	208,231
Cardiovascular Systems, Inc. (I)	2,302	65,377
Cerus Corp. (I)(L)	7,871	32,979
ConforMIS, Inc. (I)(L)	2,897	14,572
CONMED Corp.	1,978	82,324
CryoLife, Inc. (I)	2,248	35,968
Cutera, Inc. (I)	978	19,951
Cynosure, Inc., Class A (I)	1,695	111,870
Danaher Corp.	36,790	3,147,385
DENTSPLY SIRONA, Inc.	13,929	884,770
Edwards Lifesciences Corp. (I)	12,899	1,213,022
Endologix, Inc. (I)(L)	5,874	38,827
Entellus Medical, Inc. (I)(L)	560	7,795
Exactech, Inc. (I)	846	20,558
GenMark Diagnostics, Inc. (I)	3,168	35,862
Glaukos Corp. (I)	1,194	54,327
Globus Medical, Inc., Class A (I)	12,572	349,627
Haemonetics Corp. (I)	3,644	136,031
Halyard Health, Inc. (I)	8,252	322,323
Hill-Rom Holdings, Inc.	6,295	418,303
Hologic, Inc. (I)	16,694	677,443
ICU Medical, Inc. (I)	1,037	155,965
IDEXX Laboratories, Inc. (I)	5,369	778,183
Inogen, Inc. (I)	1,153	79,119
Insulet Corp. (I)	4,127	179,772
Integer Holdings Corp. (I)	2,228	80,542
Integra LifeSciences Holdings Corp. (I)	4,261	182,115
Intuitive Surgical, Inc. (I)	2,342	1,726,054
Invacare Corp.	2,464	29,814
InVivo Therapeutics Holdings Corp. (I)(L)	2,774	11,651
iRhythm Technologies, Inc. (I)(L)	540	20,801
K2M Group Holdings, Inc. (I)	1,863	37,353
LeMaitre Vascular, Inc.	1,021	22,605
LivaNova PLC (I)	4,606	232,142
Masimo Corp. (I)	2,895	261,592
Medtronic PLC	82,995	6,715,125
Meridian Bioscience, Inc.	3,064	39,372
Merit Medical Systems, Inc. (I)	3,072	94,618
Natus Medical, Inc. (I)	2,350	87,009
Neogen Corp. (I)	2,611	169,349
Nevro Corp. (I)	1,696	162,799
Novocure, Ltd. (I)(L)	3,993	30,347
NuVasive, Inc. (I)	8,808	658,486
NxStage Medical, Inc. (I)	4,569	130,491
OraSure Technologies, Inc. (I)	3,940	44,167
Orthofix International NV (I)	1,250	44,638
Oxford Immunotec Global PLC (I)(L)	1,685	22,764
Penumbra, Inc. (I)	1,798	138,086
Quidel Corp. (I)	1,954	41,034
ResMed, Inc.	14,840	1,068,925
Rockwell Medical, Inc. (I)(L)	3,886	23,083
RTI Surgical, Inc. (I)	4,474	16,778
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (I)	2,974	$29,591
STERIS PLC	8,969	628,996
Stryker Corp.	18,790	2,415,642
Surmodics, Inc. (I)	1,041	25,765
Teleflex, Inc.	4,637	886,502
The Cooper Companies, Inc.	2,967	590,848
The Spectranetics Corp. (I)	3,061	85,172
Utah Medical Products, Inc.	271	16,775
Varian Medical Systems, Inc. (I)	5,684	476,831
West Pharmaceutical Services, Inc.	7,704	635,349
Wright Medical Group NV (I)	7,342	204,695
Zeltiq Aesthetics, Inc. (I)	2,525	139,784
Zimmer Biomet Holdings, Inc.	12,110	1,417,839
		42,050,986
Health care providers and services – 2.1%
Aceto Corp.	2,113	32,413
Addus HomeCare Corp. (I)	556	17,903
Aetna, Inc.	21,211	2,731,128
Air Methods Corp. (I)	2,440	92,354
Almost Family, Inc. (I)	629	31,230
Amedisys, Inc. (I)	2,017	97,260
American Renal Associates Holdings, Inc. (I)(L)	609	13,763
AmerisourceBergen Corp.	10,067	921,231
AMN Healthcare Services, Inc. (I)	3,349	137,811
Anthem, Inc.	15,921	2,624,099
BioTelemetry, Inc. (I)	1,965	50,009
Capital Senior Living Corp. (I)	2,122	35,650
Cardinal Health, Inc.	19,356	1,574,998
Centene Corp. (I)	10,431	735,386
Chemed Corp.	1,142	203,904
Cigna Corp.	15,513	2,309,886
Civitas Solutions, Inc. (I)	1,222	22,607
Community Health Systems, Inc. (I)	8,254	80,477
CorVel Corp. (I)	742	29,977
Cross Country Healthcare, Inc. (I)	2,374	36,726
DaVita, Inc. (I)	9,468	657,174
Diplomat Pharmacy, Inc. (I)	3,319	44,972
Envision Healthcare Corp. (I)	7,187	503,090
Express Scripts Holding Company (I)	37,265	2,632,772
Genesis Healthcare, Inc. (I)	2,940	9,467
HCA Holdings, Inc. (I)	17,658	1,540,484
HealthEquity, Inc. (I)	3,071	134,203
HealthSouth Corp.	15,685	663,789
Henry Schein, Inc. (I)	4,855	832,924
Humana, Inc.	9,013	1,903,996
Kindred Healthcare, Inc.	6,130	55,170
Laboratory Corp. of America Holdings (I)	6,197	881,585
Landauer, Inc.	721	37,672
LHC Group, Inc. (I)	1,083	52,006
LifePoint Health, Inc. (I)	4,227	270,739
Magellan Health, Inc. (I)	1,665	115,135
McKesson Corp.	13,662	2,051,076
MEDNAX, Inc. (I)	9,751	694,174
Molina Healthcare, Inc. (I)	7,566	367,027
National HealthCare Corp.	792	59,099
Owens & Minor, Inc.	10,893	393,019
Patterson Companies, Inc. (L)	5,056	229,795
PharMerica Corp. (I)	2,124	52,250
Quest Diagnostics, Inc.	8,469	825,219
Quorum Health Corp. (I)	2,451	20,956
RadNet, Inc. (I)	2,906	17,291
Select Medical Holdings Corp. (I)	7,640	110,016
Surgery Partners, Inc. (I)	1,435	32,288
Surgical Care Affiliates, Inc. (I)	1,918	108,789

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Teladoc, Inc. (I)(L)	1,566	$34,530
Tenet Healthcare Corp. (I)	8,391	161,946
The Ensign Group, Inc.	3,435	64,715
The Providence Service Corp. (I)	942	38,264
Tivity Health, Inc. (I)	2,265	65,459
Triple-S Management Corp., Class B (I)	1,761	32,878
UnitedHealth Group, Inc.	57,522	9,512,988
Universal American Corp. (I)	3,104	30,885
Universal Health Services, Inc., Class B	5,353	672,337
US Physical Therapy, Inc.	859	64,983
VCA, Inc. (I)	8,542	776,468
WellCare Health Plans, Inc. (I)	4,662	658,274
		39,188,716
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (I)	19,485	237,327
Castlight Health, Inc., B Shares (I)(L)	2,947	10,462
Cerner Corp. (I)	18,219	1,002,774
Computer Programs & Systems, Inc. (L)	913	24,560
Cotiviti Holdings, Inc. (I)	905	33,919
Evolent Health, Inc., Class A (I)	1,192	23,482
HealthStream, Inc. (I)	1,854	45,367
HMS Holdings Corp. (I)	6,038	112,488
Medidata Solutions, Inc. (I)	3,898	217,976
Omnicell, Inc. (I)	2,494	94,834
Quality Systems, Inc. (I)	3,689	56,294
Vocera Communications, Inc. (I)	1,780	36,828
		1,896,311
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (I)(L)	1,657	42,254
Agilent Technologies, Inc.	16,663	854,812
Albany Molecular Research, Inc. (I)(L)	1,948	29,162
Bio-Rad Laboratories, Inc., Class A (I)	2,185	425,288
Bio-Techne Corp.	3,928	417,625
Cambrex Corp. (I)	2,288	128,929
Charles River Laboratories International, Inc. (I)	4,982	433,285
Enzo Biochem, Inc. (I)	3,203	20,659
Fluidigm Corp. (I)	2,123	13,927
Illumina, Inc. (I)	7,540	1,262,196
INC Research Holdings, Inc., Class A (I)	2,947	128,637
Luminex Corp. (I)	2,871	53,343
Medpace Holdings, Inc. (I)	653	18,904
Mettler-Toledo International, Inc. (I)	1,336	636,230
NanoString Technologies, Inc. (I)	1,186	22,380
NeoGenomics, Inc. (I)	3,871	31,239
Pacific Biosciences of California, Inc. (I)	6,117	30,891
PAREXEL International Corp. (I)	9,322	603,040
PerkinElmer, Inc.	5,625	305,213
PRA Health Sciences, Inc. (I)	1,710	100,907
Thermo Fisher Scientific, Inc.	20,279	3,197,593
Waters Corp. (I)	4,134	640,729
		9,397,243
Pharmaceuticals – 2.9%
Aclaris Therapeutics, Inc. (I)(L)	866	27,045
Aerie Pharmaceuticals, Inc. (I)	2,068	97,920
Akorn, Inc. (I)	9,229	192,055
Allergan PLC	18,890	4,624,650
Amphastar Pharmaceuticals, Inc. (I)	2,580	39,913
ANI Pharmaceuticals, Inc. (I)	599	35,383
Aratana Therapeutics, Inc. (I)(L)	2,740	18,111
Bristol-Myers Squibb Company	84,158	4,772,600
Catalent, Inc. (I)	20,269	581,720
Cempra, Inc. (I)(L)	3,169	10,775
Collegium Pharmaceutical, Inc. (I)(L)	1,304	17,291
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc. (I)(L)	5,487	$49,328
Depomed, Inc. (I)	4,392	71,985
Dermira, Inc. (I)	1,780	59,968
Durect Corp. (I)	9,410	9,692
Egalet Corp. (I)(L)	1,625	8,028
Eli Lilly & Company	48,916	4,050,734
Endo International PLC (I)	10,434	142,424
Heska Corp. (I)	440	40,806
Horizon Pharma PLC (I)	11,544	185,281
Impax Laboratories, Inc. (I)	5,335	76,024
Innoviva, Inc. (I)(L)	5,933	68,526
Intersect ENT, Inc. (I)	2,043	27,785
Intra-Cellular Therapies, Inc. (I)	2,643	34,491
Johnson & Johnson	136,996	16,742,281
Lannett Company, Inc. (I)(L)	2,016	44,352
Mallinckrodt PLC (I)	5,257	275,572
Merck & Company, Inc.	138,822	9,144,205
Mylan NV (I)	23,300	975,105
MyoKardia, Inc. (I)	911	11,069
Nektar Therapeutics (I)	10,237	133,900
Ocular Therapeutix, Inc. (I)(L)	1,295	10,800
Omeros Corp. (I)(L)	3,141	38,226
Pacira Pharmaceuticals, Inc. (I)	2,637	115,237
Paratek Pharmaceuticals, Inc. (I)	1,541	23,038
Perrigo Company PLC	7,134	533,409
Pfizer, Inc.	305,576	10,426,253
Phibro Animal Health Corp., Class A	1,386	38,600
Prestige Brands Holdings, Inc. (I)	9,344	529,057
Revance Therapeutics, Inc. (I)(L)	1,600	33,600
SciClone Pharmaceuticals, Inc. (I)	3,693	36,561
Sucampo Pharmaceuticals, Inc., Class A (I)	1,884	22,137
Supernus Pharmaceuticals, Inc. (I)	3,381	86,892
Teligent, Inc. (I)(L)	3,361	24,031
Tetraphase Pharmaceuticals, Inc. (I)	3,012	15,572
The Medicines Company (I)(L)	4,817	252,507
TherapeuticsMD, Inc. (I)(L)	10,937	68,684
Theravance Biopharma, Inc. (I)	2,894	88,614
WaVe Life Sciences, Ltd. (I)(L)	556	16,736
Zoetis, Inc.	24,862	1,325,393
Zogenix, Inc. (I)(L)	1,759	18,206
		56,272,572
		207,075,223
Industrials – 11.1%
Aerospace and defense – 2.0%
AAR Corp.	2,334	80,336
Aerojet Rocketdyne Holdings, Inc. (I)	4,257	82,543
Aerovironment, Inc. (I)	1,505	40,665
Arconic, Inc.	30,576	880,283
Astronics Corp. (I)	1,397	46,813
B/E Aerospace, Inc.	10,696	680,266
Cubic Corp.	1,784	93,749
Curtiss-Wright Corp.	7,761	759,259
DigitalGlobe, Inc. (I)	4,463	141,254
Ducommun, Inc. (I)	785	24,186
Engility Holdings, Inc. (I)	1,309	40,985
Esterline Technologies Corp. (I)	5,216	463,702
General Dynamics Corp.	19,972	3,790,885
Huntington Ingalls Industries, Inc.	4,881	1,066,499
KLX, Inc. (I)	9,297	468,011
Kratos Defense & Security Solutions, Inc. (I)	4,220	34,815
L3 Technologies, Inc.	5,393	907,750
Lockheed Martin Corp.	17,586	4,688,076
Mercury Systems, Inc. (I)	2,752	102,815
Moog, Inc., Class A (I)	2,287	154,555

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
National Presto Industries, Inc. (L)	349	$34,760
Northrop Grumman Corp.	12,296	3,038,219
Orbital ATK, Inc.	6,164	569,677
Raytheon Company	20,494	3,159,150
Rockwell Collins, Inc.	9,092	869,104
Sparton Corp. (I)	629	14,587
TASER International, Inc. (I)	3,703	95,056
Teledyne Technologies, Inc. (I)	6,080	798,973
The Boeing Company	40,050	7,218,212
The KEYW Holding Corp. (I)(L)	2,654	26,328
TransDigm Group, Inc.	3,501	889,954
Triumph Group, Inc.	3,535	98,273
United Technologies Corp.	53,423	6,012,759
Vectrus, Inc. (I)	778	18,835
Wesco Aircraft Holdings, Inc. (I)	3,971	48,049
		37,439,383
Air freight and logistics – 0.9%
Air Transport Services Group, Inc. (I)	3,490	59,400
Atlas Air Worldwide Holdings, Inc. (I)	1,736	98,692
C.H. Robinson Worldwide, Inc.	16,476	1,324,176
Echo Global Logistics, Inc. (I)	2,074	45,317
Expeditors International of Washington, Inc.	21,013	1,184,713
FedEx Corp.	28,446	5,489,509
Forward Air Corp.	2,114	104,749
Hub Group, Inc., Class A (I)	2,384	120,392
Park-Ohio Holdings Corp.	644	28,755
Radiant Logistics, Inc. (I)	2,900	16,240
United Parcel Service, Inc., Class B	80,217	8,483,750
XPO Logistics, Inc. (I)	6,950	354,381
		17,310,074
Airlines – 0.9%
Alaska Air Group, Inc.	14,342	1,402,934
Allegiant Travel Company	930	161,913
American Airlines Group, Inc.	60,316	2,796,250
Delta Air Lines, Inc.	85,693	4,278,651
Hawaiian Holdings, Inc. (I)	3,727	181,319
JetBlue Airways Corp. (I)	34,080	680,237
SkyWest, Inc.	3,562	125,204
Southwest Airlines Company	71,627	4,140,041
United Continental Holdings, Inc. (I)	33,599	2,489,350
		16,255,899
Building products – 0.4%
AAON, Inc.	2,888	97,181
Advanced Drainage Systems, Inc.	2,516	55,478
Allegion PLC	6,730	488,531
American Woodmark Corp. (I)	976	84,375
AO Smith Corp.	15,548	782,997
Apogee Enterprises, Inc.	2,027	115,904
Armstrong Flooring, Inc. (I)	1,703	36,393
Builders FirstSource, Inc. (I)	6,051	78,300
Caesarstone, Ltd. (I)	1,723	57,548
Continental Building Products, Inc. (I)	2,482	60,685
CSW Industrials, Inc. (I)	1,062	39,400
Fortune Brands Home & Security, Inc.	10,757	622,077
Gibraltar Industries, Inc. (I)	2,230	92,434
Griffon Corp.	2,150	54,073
Insteel Industries, Inc.	1,255	45,331
Johnson Controls International PLC	65,362	2,741,282
Lennox International, Inc.	4,078	671,320
Masco Corp.	22,904	773,697
Masonite International Corp. (I)	2,128	166,197
NCI Building Systems, Inc. (I)	1,947	31,152
Patrick Industries, Inc. (I)	1,025	81,846
COMMON STOCKS (continued)
Building products (continued)
PGT Innovations, Inc. (I)	3,465	$34,823
Ply Gem Holdings, Inc. (I)	1,645	28,623
Quanex Building Products Corp.	2,443	47,761
Simpson Manufacturing Company, Inc.	2,917	125,898
Trex Company, Inc. (I)	2,090	142,141
Universal Forest Products, Inc.	1,403	134,421
		7,689,868
Commercial services and supplies – 0.6%
ABM Industries, Inc.	3,897	158,959
ACCO Brands Corp. (I)	7,612	102,001
Advanced Disposal Services, Inc. (I)	1,577	34,505
Aqua Metals, Inc. (I)(L)	819	13,956
ARC Document Solutions, Inc. (I)	3,377	13,576
Brady Corp., Class A	3,231	123,586
Casella Waste Systems, Inc., Class A (I)	2,836	33,124
CECO Environmental Corp.	2,197	24,826
Cintas Corp.	6,490	765,885
Clean Harbors, Inc. (I)	5,498	318,664
Copart, Inc. (I)	10,736	634,927
Deluxe Corp.	8,559	629,857
Ennis, Inc.	2,000	32,700
Essendant, Inc.	2,732	43,521
G&K Services, Inc., Class A	1,367	129,182
Healthcare Services Group, Inc.	4,994	206,652
Heritage-Crystal Clean, Inc. (I)	1,023	15,243
Herman Miller, Inc.	10,584	315,403
HNI Corp.	7,915	362,665
InnerWorkings, Inc. (I)	2,963	28,771
Interface, Inc.	4,660	88,074
Kimball International, Inc., Class B	2,726	44,706
Knoll, Inc.	3,423	76,504
Matthews International Corp., Class A	2,271	149,545
McGrath RentCorp	1,663	62,579
Mobile Mini, Inc.	3,190	103,835
MSA Safety, Inc.	5,495	397,014
Multi-Color Corp.	972	69,692
Pitney Bowes, Inc.	33,767	460,582
Quad/Graphics, Inc.	2,033	55,196
Republic Services, Inc.	17,343	1,074,399
Rollins, Inc.	10,090	368,890
SP Plus Corp. (I)	1,268	40,893
Steelcase, Inc., Class A	6,145	98,320
Stericycle, Inc. (I)	6,334	524,962
Team, Inc. (I)	2,063	70,864
Tetra Tech, Inc.	4,069	163,777
The Brink’s Company	3,191	170,559
TRC Companies, Inc. (I)	1,543	15,816
UniFirst Corp.	1,056	140,554
US Ecology, Inc.	1,564	79,373
Viad Corp.	1,404	66,269
VSE Corp.	667	27,134
Waste Management, Inc.	30,708	2,251,511
West Corp.	3,120	74,599
		10,663,650
Construction and engineering – 0.2%
AECOM (I)	16,206	589,088
Aegion Corp. (I)	2,510	57,128
Ameresco, Inc., Class A (I)	1,892	9,555
Argan, Inc.	936	64,490
Comfort Systems USA, Inc.	2,615	99,762
Dycom Industries, Inc. (I)	5,480	450,346
EMCOR Group, Inc.	10,640	654,147
Fluor Corp.	9,716	538,169
Granite Construction, Inc.	6,956	368,738

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (I)	4,728	$20,567
HC2 Holdings, Inc. (I)	2,741	15,076
IES Holdings, Inc. (I)	504	9,450
Jacobs Engineering Group, Inc.	8,481	478,413
KBR, Inc.	15,019	226,036
Layne Christensen Company (I)	1,269	12,119
MasTec, Inc. (I)	4,672	183,376
MYR Group, Inc. (I)	1,044	39,160
NV5 Global, Inc. (I)	573	21,086
Orion Group Holdings, Inc. (I)	2,087	19,534
Primoris Services Corp.	2,876	71,497
Quanta Services, Inc. (I)	10,704	399,473
Tutor Perini Corp. (I)	2,684	81,728
Valmont Industries, Inc.	2,370	372,683
		4,781,621
Electrical equipment – 0.5%
Acuity Brands, Inc.	3,092	653,340
Allied Motion Technologies, Inc.	472	11,399
AMETEK, Inc.	16,231	875,987
Atkore International Group, Inc. (I)	917	24,044
AZZ, Inc.	1,847	108,327
Babcock & Wilcox Enterprises, Inc. (I)	3,317	54,731
Eaton Corp. PLC	31,511	2,268,162
Emerson Electric Company	44,853	2,695,665
Encore Wire Corp.	1,491	70,823
Energous Corp. (I)(L)	1,129	17,319
EnerSys	7,638	586,064
Generac Holdings, Inc. (I)	4,622	180,443
General Cable Corp.	3,524	58,851
Hubbell, Inc.	5,420	642,920
LSI Industries, Inc.	2,121	20,955
Plug Power, Inc. (I)(L)	13,968	15,085
Powell Industries, Inc.	679	22,163
Preformed Line Products Company	195	8,974
Regal Beloit Corp.	4,712	350,808
Rockwell Automation, Inc.	8,940	1,350,834
Sunrun, Inc. (I)(L)	4,718	26,845
Thermon Group Holdings, Inc. (I)	2,356	47,497
Vicor Corp. (I)	1,333	21,661
		10,112,897
Industrial conglomerates – 1.8%
3M Company	41,974	7,821,855
Carlisle Companies, Inc.	6,790	701,407
General Electric Company	617,289	18,401,385
Honeywell International, Inc.	53,179	6,620,786
Raven Industries, Inc.	2,578	76,180
Roper Technologies, Inc.	7,085	1,482,182
		35,103,795
Machinery – 1.8%
Actuant Corp., Class A	4,188	111,191
AGCO Corp.	7,098	432,410
Alamo Group, Inc.	683	51,327
Albany International Corp., Class A	2,048	92,877
Altra Industrial Motion Corp.	1,791	69,580
American Railcar Industries, Inc. (L)	584	26,023
Astec Industries, Inc.	1,379	87,111
Barnes Group, Inc.	3,558	178,291
Briggs & Stratton Corp.	2,971	63,579
Caterpillar, Inc.	40,819	3,945,565
Chart Industries, Inc. (I)	2,172	77,301
CIRCOR International, Inc.	1,162	72,172
Columbus McKinnon Corp.	1,469	37,915
Crane Company	5,249	379,450
COMMON STOCKS (continued)
Machinery (continued)
Cummins, Inc.	10,748	$1,595,971
Deere & Company	20,181	2,209,618
DMC Global, Inc.	1,054	15,757
Donaldson Company, Inc.	13,902	597,091
Douglas Dynamics, Inc.	1,597	53,260
Dover Corp.	10,857	869,646
Energy Recovery, Inc. (I)	2,546	21,412
EnPro Industries, Inc.	1,520	99,226
ESCO Technologies, Inc.	1,772	96,042
Federal Signal Corp.	4,345	64,654
Flowserve Corp.	9,128	423,996
Fortive Corp.	20,993	1,210,246
Franklin Electric Company, Inc.	3,292	137,935
FreightCar America, Inc.	1,048	14,368
Global Brass & Copper Holdings, Inc.	1,501	50,509
Graco, Inc.	5,862	532,035
Graham Corp.	885	19,408
Hardinge, Inc.	983	10,292
Harsco Corp. (I)	5,764	81,272
Hillenbrand, Inc.	4,192	152,379
Hurco Companies, Inc.	473	13,008
Hyster-Yale Materials Handling, Inc.	681	41,466
IDEX Corp.	8,026	739,917
Illinois Tool Works, Inc.	22,034	2,908,708
Ingersoll-Rand PLC	17,998	1,428,321
ITT, Inc.	9,285	380,406
John Bean Technologies Corp.	2,046	182,912
Joy Global, Inc.	17,324	488,364
Kadant, Inc.	751	46,487
Kennametal, Inc.	14,030	520,373
Lincoln Electric Holdings, Inc.	6,534	550,228
Lindsay Corp. (L)	748	59,892
Lydall, Inc. (I)	1,165	59,066
Meritor, Inc. (I)	5,886	96,236
Milacron Holdings Corp. (I)	1,018	18,487
Miller Industries, Inc.	923	23,075
Mueller Industries, Inc.	4,025	168,326
Mueller Water Products, Inc., Class A	11,029	136,649
Navistar International Corp. (I)	3,537	95,605
NN, Inc.	1,929	38,773
Nordson Corp.	5,599	672,104
Omega Flex, Inc.	219	9,943
Oshkosh Corp.	7,839	532,190
PACCAR, Inc.	24,465	1,634,507
Parker-Hannifin Corp.	9,299	1,439,857
Pentair PLC	11,752	682,321
Proto Labs, Inc. (I)	1,760	96,096
RBC Bearings, Inc. (I)	1,613	150,493
Rexnord Corp. (I)	5,939	131,668
Snap-on, Inc.	4,068	690,218
SPX Corp. (I)	2,911	76,792
SPX FLOW, Inc. (I)	2,549	86,666
Standex International Corp.	897	85,664
Stanley Black & Decker, Inc.	10,504	1,335,584
Sun Hydraulics Corp.	1,676	62,012
Supreme Industries, Inc., Class A	991	19,374
Tennant Company	1,248	87,672
Terex Corp.	11,148	348,264
The Gorman-Rupp Company	1,295	40,313
The Greenbrier Companies, Inc. (L)	1,919	80,694
The Manitowoc Company, Inc. (I)	9,075	55,176
The Timken Company	7,372	325,842
The Toro Company	11,507	692,836
Titan International, Inc.	3,192	42,262
TriMas Corp. (I)	3,251	71,685

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Trinity Industries, Inc.	16,028	$430,192
Wabash National Corp. (L)	4,578	96,825
Wabtec Corp.	9,377	751,285
Watts Water Technologies, Inc., Class A	1,953	124,894
Woodward, Inc.	9,581	674,981
Xylem, Inc.	12,539	603,377
		34,007,995
Marine – 0.0%
Costamare, Inc.	2,105	12,862
Kirby Corp. (I)	5,669	392,295
Matson, Inc.	3,087	104,742
Scorpio Bulkers, Inc. (I)	4,377	32,390
		542,289
Professional services – 0.4%
Acacia Research Corp. (I)	4,028	23,564
Barrett Business Services, Inc.	516	33,039
CBIZ, Inc. (I)	3,541	47,095
CEB, Inc.	5,693	441,492
CRA International, Inc.	624	22,377
Equifax, Inc.	9,035	1,184,579
Exponent, Inc.	1,813	104,157
Franklin Covey Company (I)	732	13,139
FTI Consulting, Inc. (I)	7,378	296,891
GP Strategies Corp. (I)	971	23,935
Heidrick & Struggles International, Inc.	1,379	33,717
Hill International, Inc. (I)	2,969	14,697
Huron Consulting Group, Inc. (I)	1,547	67,217
ICF International, Inc. (I)	1,264	54,289
Insperity, Inc.	1,102	91,742
Kelly Services, Inc., Class A	2,074	44,342
Kforce, Inc.	1,785	45,964
Korn/Ferry International	4,093	126,515
ManpowerGroup, Inc.	7,059	685,005
Mistras Group, Inc. (I)	1,267	28,533
Navigant Consulting, Inc. (I)	3,352	78,102
Nielsen Holdings PLC	25,333	1,123,772
On Assignment, Inc. (I)	3,624	171,017
Resources Connection, Inc.	2,630	44,447
Robert Half International, Inc.	9,619	464,021
RPX Corp. (I)	3,693	39,700
The Advisory Board Company (I)	2,951	132,795
The Dun & Bradstreet Corp.	2,771	292,451
TriNet Group, Inc. (I)	3,030	81,356
TrueBlue, Inc. (I)	3,027	78,551
Verisk Analytics, Inc. (I)	11,793	977,876
WageWorks, Inc. (I)	2,583	198,891
		7,065,268
Road and rail – 1.3%
ArcBest Corp.	1,783	52,331
Avis Budget Group, Inc. (I)	9,252	319,934
Celadon Group, Inc.	2,153	17,332
Covenant Transportation Group, Inc., Class A (I)	915	18,337
CSX Corp.	108,960	5,291,098
Genesee & Wyoming, Inc., Class A (I)	6,453	478,425
Heartland Express, Inc.	3,219	66,762
J.B. Hunt Transport Services, Inc.	10,211	1,002,414
Kansas City Southern	12,533	1,110,800
Knight Transportation, Inc.	4,648	151,990
Landstar System, Inc.	4,398	381,746
Marten Transport, Ltd.	1,675	41,121
Norfolk Southern Corp.	33,964	4,110,663
Old Dominion Freight Line, Inc. (I)	7,290	668,930
COMMON STOCKS (continued)
Road and rail (continued)
Roadrunner Transportation Systems, Inc. (I)	2,443	$18,420
Ryder System, Inc.	6,139	467,485
Saia, Inc. (I)	1,771	85,628
Swift Transportation Company (I)(L)	5,272	114,508
Union Pacific Corp.	95,883	10,349,611
Universal Logistics Holdings, Inc.	627	8,559
Werner Enterprises, Inc.	7,820	218,960
YRC Worldwide, Inc. (I)	2,385	30,623
		25,005,677
Trading companies and distributors – 0.3%
Aircastle, Ltd.	3,329	79,996
Applied Industrial Technologies, Inc.	2,568	161,912
Beacon Roofing Supply, Inc. (I)	4,227	192,075
BMC Stock Holdings, Inc. (I)	3,942	82,782
CAI International, Inc. (I)	1,373	21,240
DXP Enterprises, Inc. (I)	1,142	39,970
Fastenal Company	20,152	1,008,205
GATX Corp. (L)	7,073	410,800
GMS, Inc. (I)	534	16,063
H&E Equipment Services, Inc.	2,291	60,116
Kaman Corp.	1,827	94,584
Lawson Products, Inc. (I)	501	13,853
MRC Global, Inc. (I)	6,665	134,700
MSC Industrial Direct Company, Inc., Class A	4,700	472,773
Neff Corp., Class A (I)	702	10,951
NOW, Inc. (I)	18,922	362,167
Rush Enterprises, Inc., Class A (I)	1,804	62,202
Rush Enterprises, Inc., Class B (I)	742	23,737
SiteOne Landscape Supply, Inc. (I)	834	32,701
Textainer Group Holdings, Ltd.	1,785	28,114
Titan Machinery, Inc. (I)	1,429	20,220
Triton International, Ltd.	2,875	71,041
United Rentals, Inc. (I)	5,912	756,913
Univar, Inc. (I)	3,048	98,146
Veritiv Corp. (I)	589	32,778
W.W. Grainger, Inc.	3,818	946,711
Watsco, Inc.	2,716	402,701
		5,637,451
		211,615,867
Information technology – 20.8%
Communications equipment – 1.3%
Acacia Communications, Inc. (I)(L)	378	19,637
ADTRAN, Inc.	3,472	73,433
Aerohive Networks, Inc. (I)	1,815	8,621
Applied Optoelectronics, Inc. (I)	1,183	54,323
ARRIS International PLC (I)	20,072	517,858
Bel Fuse, Inc., Class B	726	18,949
Black Box Corp.	1,149	10,341
Brocade Communications Systems, Inc.	42,353	521,365
CalAmp Corp. (I)	2,608	42,276
Calix, Inc. (I)	3,175	21,908
Ciena Corp. (I)	24,427	643,407
Cisco Systems, Inc.	445,374	15,222,883
Clearfield, Inc. (I)(L)	860	14,061
Comtech Telecommunications Corp.	1,876	21,405
Digi International, Inc. (I)	1,978	24,329
EMCORE Corp.	1,978	17,703
Extreme Networks, Inc. (I)	7,581	47,381
F5 Networks, Inc. (I)	5,799	830,823
Finisar Corp. (I)	7,616	254,984
Harmonic, Inc. (I)	5,644	30,478
Harris Corp.	11,023	1,211,428
Infinera Corp. (I)	10,145	110,073

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
InterDigital, Inc.	6,064	$509,679
Ixia (I)	4,585	89,866
Juniper Networks, Inc.	33,737	944,636
KVH Industries, Inc. (I)	1,143	11,487
Lumentum Holdings, Inc. (I)	3,573	164,001
Motorola Solutions, Inc.	14,723	1,162,675
NETGEAR, Inc. (I)	2,302	126,150
NetScout Systems, Inc. (I)	16,004	591,348
Oclaro, Inc. (I)	7,952	67,592
Plantronics, Inc.	5,877	314,772
ShoreTel, Inc. (I)	4,966	32,279
Silicom, Ltd.	430	16,340
Sonus Networks, Inc. (I)	3,718	21,936
Ubiquiti Networks, Inc. (I)(L)	1,832	90,024
ViaSat, Inc. (I)	9,090	625,756
Viavi Solutions, Inc. (I)	16,750	167,835
		24,654,042
Electronic equipment, instruments and components – 1.0%
Agilysys, Inc. (I)	1,142	10,392
Amphenol Corp., Class A	27,367	1,894,070
Anixter International, Inc. (I)	2,063	171,848
Arrow Electronics, Inc. (I)	9,431	680,918
Avnet, Inc.	13,436	619,131
AVX Corp.	3,232	50,161
Badger Meter, Inc.	1,962	71,809
Belden, Inc.	7,417	524,011
Benchmark Electronics, Inc. (I)	3,431	106,704
Cognex Corp.	9,018	692,673
Coherent, Inc. (I)	1,708	311,847
Control4 Corp. (I)	1,449	21,634
Corning, Inc.	84,376	2,329,621
CTS Corp.	2,258	49,450
Daktronics, Inc.	2,709	25,383
Electro Scientific Industries, Inc. (I)	2,081	13,901
ePlus, Inc. (I)	446	56,620
Fabrinet (I)	2,448	101,714
FARO Technologies, Inc. (I)	1,206	41,607
FLIR Systems, Inc.	12,056	442,576
II-VI, Inc. (I)	4,210	149,876
Insight Enterprises, Inc. (I)	2,608	110,475
InvenSense, Inc. (I)	5,904	72,914
IPG Photonics Corp. (I)	3,913	462,908
Itron, Inc. (I)	2,368	153,210
Jabil Circuit, Inc.	19,536	498,363
Keysight Technologies, Inc. (I)	17,889	672,626
Kimball Electronics, Inc. (I)	2,021	32,538
Knowles Corp. (I)	15,651	296,273
Littelfuse, Inc.	3,929	634,337
Maxwell Technologies, Inc. (I)(L)	2,581	13,111
Mesa Laboratories, Inc.	221	27,629
Methode Electronics, Inc.	2,598	107,817
MTS Systems Corp.	1,202	66,050
National Instruments Corp.	11,129	358,799
Novanta, Inc. (I)	2,281	55,428
OSI Systems, Inc. (I)	1,253	94,501
Park Electrochemical Corp.	1,475	28,202
PC Connection, Inc.	844	22,585
Plexus Corp. (I)	2,355	132,045
Radisys Corp. (I)	2,735	10,448
Rogers Corp. (I)	1,272	104,953
Sanmina Corp. (I)	5,191	202,449
ScanSource, Inc. (I)	1,793	72,168
SYNNEX Corp.	5,120	598,630
TE Connectivity, Ltd.	31,531	2,348,114
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Tech Data Corp. (I)	6,178	$537,486
Trimble, Inc. (I)	26,379	818,540
TTM Technologies, Inc. (I)	5,143	83,111
Universal Display Corp. (I)	2,952	250,477
VeriFone Systems, Inc. (I)	11,682	241,467
Vishay Intertechnology, Inc.	23,650	374,853
Vishay Precision Group, Inc. (I)	849	13,669
Zebra Technologies Corp., Class A (I)	5,557	504,075
		18,366,197
Internet software and services – 3.4%
2U, Inc. (I)(L)	2,578	94,226
Actua Corp. (I)	2,623	35,935
Akamai Technologies, Inc. (I)	11,634	728,288
Alarm.com Holdings, Inc. (I)	793	22,632
Alphabet, Inc., Class A (I)	19,878	16,795,519
Alphabet, Inc., Class C (I)	19,930	16,406,575
Amber Road, Inc. (I)	1,253	9,448
Angie’s List, Inc. (I)	2,800	14,924
Appfolio, Inc., Class A (I)	551	13,692
Apptio, Inc., Class A (I)	558	7,248
Bankrate, Inc. (I)	3,434	37,431
Bazaarvoice, Inc. (I)	6,061	26,971
Benefitfocus, Inc. (I)(L)	983	26,099
Blucora, Inc. (I)	2,785	43,446
Box, Inc., Class A (I)	3,484	61,388
Brightcove, Inc. (I)	2,261	18,992
Carbonite, Inc. (I)	1,322	25,713
ChannelAdvisor Corp. (I)	1,728	18,576
Cimpress NV (I)(L)	1,768	141,811
Cornerstone OnDemand, Inc. (I)	3,591	149,996
Coupa Software, Inc. (I)(L)	633	16,743
DHI Group, Inc. (I)	3,915	19,379
eBay, Inc. (I)	69,822	2,366,966
Endurance International Group Holdings, Inc. (I)	4,417	37,545
Envestnet, Inc. (I)	2,965	114,597
Facebook, Inc., Class A (I)	157,166	21,302,280
Five9, Inc. (I)	2,326	37,007
Gogo, Inc. (I)(L)	4,081	43,259
GrubHub, Inc. (I)	5,733	200,999
GTT Communications, Inc. (I)	1,881	52,480
Hortonworks, Inc. (I)(L)	3,264	32,444
Instructure, Inc. (I)	803	18,389
j2 Global, Inc.	8,392	683,277
Limelight Networks, Inc. (I)	5,422	12,200
Liquidity Services, Inc. (I)	2,059	16,781
LivePerson, Inc. (I)	3,928	27,692
LogMeIn, Inc.	7,290	668,858
MeetMe, Inc. (I)(L)	2,823	13,635
MINDBODY, Inc., Class A (I)	1,023	27,161
New Relic, Inc. (I)	1,577	55,479
NIC, Inc.	4,505	95,056
Q2 Holdings, Inc. (I)	1,824	65,573
QuinStreet, Inc. (I)	2,918	9,425
Quotient Technology, Inc. (I)	4,527	53,871
Reis, Inc.	691	13,336
RetailMeNot, Inc. (I)	2,849	25,499
Shutterstock, Inc. (I)(L)	1,351	58,917
SPS Commerce, Inc. (I)	1,180	65,289
Stamps.com, Inc. (I)	1,146	144,511
TechTarget, Inc. (I)	1,280	11,712
The Trade Desk, Inc., Class A (I)(L)	407	17,179
TrueCar, Inc. (I)(L)	3,904	54,890

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
VeriSign, Inc. (I)	6,112	$504,057
Web.com Group, Inc. (I)	3,055	58,809
WebMD Health Corp. (I)	6,530	338,907
Xactly Corp. (I)	1,826	22,642
XO Group, Inc. (I)	1,864	34,354
Yahoo!, Inc. (I)	58,933	2,690,881
		64,690,989
IT services – 2.2%
Accenture PLC, Class A	26,663	3,266,218
Acxiom Corp. (I)	13,674	389,982
Alliance Data Systems Corp.	2,483	603,319
Automatic Data Processing, Inc.	19,397	1,990,520
Blackhawk Network Holdings, Inc. (I)	3,912	142,592
Broadridge Financial Solutions, Inc.	12,535	869,052
CACI International, Inc., Class A (I)	1,724	216,190
Cardtronics PLC, Class A (I)	3,173	139,866
Cass Information Systems, Inc.	786	51,224
Cognizant Technology Solutions Corp., Class A (I)	26,089	1,546,295
Computer Sciences Corp.	14,824	1,016,333
Convergys Corp.	16,336	357,432
CoreLogic, Inc. (I)	9,092	356,315
CSG Systems International, Inc.	2,278	89,776
CSRA, Inc.	6,265	186,822
DST Systems, Inc.	3,367	402,693
EPAM Systems, Inc. (I)	3,410	251,078
EVERTEC, Inc.	4,544	76,566
ExlService Holdings, Inc. (I)	2,329	104,013
Fidelity National Information Services, Inc.	14,110	1,160,830
Fiserv, Inc. (I)	9,328	1,076,451
Forrester Research, Inc.	722	26,353
Gartner, Inc. (I)	8,696	897,514
Global Payments, Inc.	6,611	526,831
IBM Corp.	37,194	6,688,225
Jack Henry & Associates, Inc.	8,222	770,977
Leidos Holdings, Inc.	15,037	801,472
Lionbridge Technologies, Inc. (I)	4,538	26,094
ManTech International Corp., Class A	1,716	62,840
Mastercard, Inc., Class A	40,917	4,519,692
MAXIMUS, Inc.	11,373	678,627
MoneyGram International, Inc. (I)	2,270	28,965
NeuStar, Inc., Class A (I)	9,604	318,373
Paychex, Inc.	13,840	850,053
PayPal Holdings, Inc. (I)	48,226	2,025,492
Perficient, Inc. (I)	2,560	46,515
Planet Payment, Inc. (I)	3,314	13,554
Science Applications International Corp.	7,706	670,191
ServiceSource International, Inc. (I)	4,634	18,258
Sykes Enterprises, Inc. (I)	2,779	75,644
Syntel, Inc.	2,346	41,501
TeleTech Holdings, Inc.	1,209	36,633
Teradata Corp. (I)	5,579	173,507
The Hackett Group, Inc.	1,682	33,909
The Western Union Company	20,882	410,122
Total System Services, Inc.	7,109	387,298
Travelport Worldwide, Ltd.	8,120	103,124
Unisys Corp. (I)(L)	3,600	50,040
Virtusa Corp. (I)	2,041	63,291
Visa, Inc., Class A	80,284	7,060,175
WEX, Inc. (I)	4,049	450,370
		42,149,207
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 6.1%
Advanced Energy Industries, Inc. (I)	2,780	$172,638
Advanced Micro Devices, Inc. (I)	133,402	1,928,993
Alpha & Omega Semiconductor, Ltd. (I)	1,306	25,154
Ambarella, Inc. (I)(L)	2,263	133,404
Amkor Technology, Inc. (I)	7,124	69,958
Analog Devices, Inc.	49,075	4,020,715
Applied Materials, Inc.	172,064	6,232,158
Axcelis Technologies, Inc. (I)	2,154	33,279
Broadcom, Ltd.	63,261	13,343,587
Brooks Automation, Inc.	4,799	100,107
Cabot Microelectronics Corp.	1,664	115,182
Cavium, Inc. (I)	4,580	300,036
CEVA, Inc. (I)	1,422	47,495
Cirrus Logic, Inc. (I)	11,114	601,045
Cohu, Inc.	2,036	33,899
Cree, Inc. (I)(L)	10,496	284,861
Cypress Semiconductor Corp.	33,811	448,672
Diodes, Inc. (I)	2,707	64,616
DSP Group, Inc. (I)	1,689	17,650
Entegris, Inc. (I)	10,036	212,763
Exar Corp. (I)	2,977	31,139
First Solar, Inc. (I)(L)	12,370	447,670
FormFactor, Inc. (I)	4,925	52,451
GigPeak, Inc. (I)	4,217	12,904
Impinj, Inc. (I)(L)	457	12,961
Inphi Corp. (I)	2,844	133,497
Integrated Device Technology, Inc. (I)	23,683	566,261
Intel Corp.	754,579	27,315,760
IXYS Corp.	1,957	24,169
KLA-Tencor Corp.	24,884	2,242,546
Kopin Corp. (I)	5,105	18,021
Lam Research Corp.	25,923	3,072,912
Lattice Semiconductor Corp. (I)	8,583	60,682
Linear Technology Corp.	38,282	2,472,252
MACOM Technology Solutions Holdings, Inc. (I)	2,253	103,841
MaxLinear, Inc., Class A (I)	3,933	102,415
Microchip Technology, Inc.	34,377	2,493,020
Micron Technology, Inc. (I)	164,408	3,853,724
Microsemi Corp. (I)	20,127	1,042,981
MKS Instruments, Inc.	3,749	245,934
Monolithic Power Systems, Inc.	6,674	587,112
Nanometrics, Inc. (I)	1,707	46,447
NeoPhotonics Corp. (I)	2,236	22,695
NVE Corp.	367	28,758
NVIDIA Corp.	85,827	8,709,724
PDF Solutions, Inc. (I)	1,905	40,729
Photronics, Inc. (I)	4,661	49,873
Power Integrations, Inc.	1,932	122,102
Qorvo, Inc. (I)	20,362	1,345,928
QUALCOMM, Inc.	235,159	13,281,780
Rambus, Inc. (I)	7,745	97,277
Rudolph Technologies, Inc. (I)	2,120	45,580
Semtech Corp. (I)	4,591	153,569
Sigma Designs, Inc. (I)	2,840	16,614
Silicon Laboratories, Inc. (I)	7,313	493,628
Skyworks Solutions, Inc.	29,585	2,804,954
Synaptics, Inc. (I)	6,177	328,308
Teradyne, Inc.	21,183	602,445
Texas Instruments, Inc.	159,145	12,193,690
Ultra Clean Holdings, Inc. (I)	2,395	33,171
Ultratech, Inc. (I)	1,505	43,419

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Veeco Instruments, Inc. (I)	2,799	$76,553
Versum Materials, Inc. (I)	11,440	346,746
Xcerra Corp. (I)	3,984	34,820
Xilinx, Inc.	40,186	2,363,741
Xperi Corp.	3,469	124,364
		116,485,379
Software – 2.7%
8x8, Inc. (I)	6,245	94,300
A10 Networks, Inc. (I)	3,249	30,736
ACI Worldwide, Inc. (I)	20,593	403,005
Activision Blizzard, Inc.	29,185	1,317,119
Adobe Systems, Inc. (I)	21,201	2,508,926
American Software, Inc., Class A	2,117	21,890
ANSYS, Inc. (I)	9,109	972,477
Aspen Technology, Inc. (I)	5,511	320,410
Autodesk, Inc. (I)	8,392	724,230
Barracuda Networks, Inc. (I)	1,584	37,477
Blackbaud, Inc.	3,353	239,807
Blackline, Inc. (I)	707	20,171
Bottomline Technologies (de), Inc. (I)	2,887	72,031
BroadSoft, Inc. (I)	2,084	89,195
CA, Inc.	13,542	437,000
Cadence Design Systems, Inc. (I)	30,183	932,655
Callidus Software, Inc. (I)	4,365	82,280
CDK Global, Inc.	15,738	1,045,475
Citrix Systems, Inc. (I)	6,690	528,176
CommVault Systems, Inc. (I)	7,176	351,983
Digimarc Corp. (I)	747	18,824
Ebix, Inc. (L)	1,780	111,250
Electronic Arts, Inc. (I)	12,842	1,110,833
Ellie Mae, Inc. (I)	2,308	220,552
EnerNOC, Inc. (I)	1,963	10,698
Everbridge, Inc. (I)(L)	633	12,052
Exa Corp. (I)	1,052	16,485
Fair Isaac Corp.	5,429	706,150
Fortinet, Inc. (I)	15,484	578,327
Gigamon, Inc. (I)	2,302	78,383
Globant SA (I)(L)	1,810	65,703
Glu Mobile, Inc. (I)(L)	8,140	15,710
Guidance Software, Inc. (I)	1,741	11,874
HubSpot, Inc. (I)	2,058	122,451
Imperva, Inc. (I)	2,059	84,419
Intuit, Inc.	10,381	1,302,193
Jive Software, Inc. (I)	5,081	22,356
Manhattan Associates, Inc. (I)	7,494	375,824
Mentor Graphics Corp.	19,082	707,942
Microsoft Corp.	331,785	21,227,604
MicroStrategy, Inc., Class A (I)	669	128,368
Mitek Systems, Inc. (I)	2,120	13,250
MobileIron, Inc. (I)	3,741	17,957
Model N, Inc. (I)	1,821	19,394
Monotype Imaging Holdings, Inc.	2,901	58,455
Oracle Corp.	127,899	5,447,218
Park City Group, Inc. (I)(L)	971	13,788
Paycom Software, Inc. (I)(L)	3,121	168,003
Paylocity Holding Corp. (I)	1,560	55,006
Pegasystems, Inc.	2,562	110,166
Progress Software Corp.	3,560	102,101
Proofpoint, Inc. (I)	2,895	228,039
PROS Holdings, Inc. (I)	1,825	42,395
PTC, Inc. (I)	12,170	655,841
QAD, Inc., Class A	724	19,874
Qualys, Inc. (I)	1,946	68,013
COMMON STOCKS (continued)
Software (continued)
Rapid7, Inc. (I)	1,632	$24,725
RealPage, Inc. (I)	3,828	129,195
Red Hat, Inc. (I)	7,582	627,865
RingCentral, Inc., Class A (I)	4,184	111,713
Rosetta Stone, Inc. (I)	1,366	10,723
salesforce.com, Inc. (I)	27,192	2,212,069
Sapiens International Corp. NV	1,750	25,340
Silver Spring Networks, Inc. (I)	2,755	33,776
Symantec Corp.	26,556	758,705
Synchronoss Technologies, Inc. (I)	2,942	79,669
Synopsys, Inc. (I)	15,932	1,138,182
Take-Two Interactive Software, Inc. (I)	5,862	334,017
Tangoe, Inc. (I)	2,209	12,658
Telenav, Inc. (I)	2,646	21,565
The Rubicon Project, Inc. (I)	2,936	25,661
The Ultimate Software Group, Inc. (I)	3,053	590,420
TiVo Corp.	8,266	152,921
Tyler Technologies, Inc. (I)	3,509	532,140
Varonis Systems, Inc. (I)	779	21,345
VASCO Data Security International, Inc. (I)	2,200	28,600
Verint Systems, Inc. (I)	4,406	166,327
Workiva, Inc. (I)	1,763	26,357
Zendesk, Inc. (I)	5,789	157,634
Zix Corp. (I)	4,417	22,129
		51,420,577
Technology hardware, storage and peripherals – 4.1%
3D Systems Corp. (I)(L)	18,870	286,824
Apple, Inc.	473,071	64,805,996
Avid Technology, Inc. (I)	2,570	14,443
Cray, Inc. (I)	2,917	60,819
Diebold Nixdorf, Inc.	12,800	386,560
Eastman Kodak Company (I)	1,284	18,425
Electronics For Imaging, Inc. (I)	3,334	153,597
Hewlett Packard Enterprise Company	147,784	3,372,431
HP, Inc.	151,830	2,637,287
Immersion Corp. (I)	2,209	24,144
NCR Corp. (I)	13,064	627,986
NetApp, Inc.	24,435	1,022,116
Nimble Storage, Inc. (I)	4,738	42,974
Pure Storage, Inc., Class A (I)(L)	4,868	55,495
Seagate Technology PLC	26,142	1,259,783
Stratasys, Ltd. (I)(L)	3,507	69,333
Super Micro Computer, Inc. (I)	2,750	71,500
USA Technologies, Inc. (I)(L)	2,642	10,568
Western Digital Corp.	25,325	1,946,986
Xerox Corp.	75,502	561,735
		77,429,002
		395,195,393
Materials – 2.8%
Chemicals – 1.7%
A. Schulman, Inc.	2,060	69,525
Air Products & Chemicals, Inc.	11,892	1,670,469
Albemarle Corp.	6,104	619,617
American Vanguard Corp.	2,053	32,335
Ashland Global Holdings, Inc.	6,545	789,720
Balchem Corp.	2,249	196,045
Cabot Corp.	6,562	380,465
Calgon Carbon Corp.	3,590	50,619
CF Industries Holdings, Inc. (L)	12,631	396,866
Chase Corp.	495	45,268
Chemtura Corp. (I)	4,504	149,308
Codexis, Inc. (I)	2,505	10,271
E.I. du Pont de Nemours & Company	47,506	3,731,121

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	7,991	$641,278
Ecolab, Inc.	14,332	1,776,738
Ferro Corp. (I)	5,911	82,754
Flotek Industries, Inc. (I)(L)	3,895	52,660
FMC Corp.	7,250	417,745
FutureFuel Corp.	1,973	26,103
GCP Applied Technologies, Inc. (I)	5,035	132,672
Hawkins, Inc.	705	34,862
HB Fuller Company	3,549	175,356
Ingevity Corp. (I)	3,027	163,367
Innophos Holdings, Inc.	1,354	71,748
Innospec, Inc.	1,680	109,704
International Flavors & Fragrances, Inc.	4,297	540,133
KMG Chemicals, Inc.	675	24,813
Koppers Holdings, Inc. (I)	1,440	63,144
Kraton Corp. (I)	2,096	57,074
Kronos Worldwide, Inc.	1,709	23,687
LSB Industries, Inc. (I)(L)	1,508	16,392
LyondellBasell Industries NV, Class A	18,264	1,666,407
Minerals Technologies, Inc.	6,139	474,238
Monsanto Company	23,932	2,724,180
NewMarket Corp.	973	423,926
Olin Corp.	29,138	905,609
OMNOVA Solutions, Inc. (I)	3,139	29,036
PolyOne Corp.	14,772	497,521
PPG Industries, Inc.	14,439	1,478,987
Praxair, Inc.	15,612	1,853,301
Quaker Chemical Corp.	909	119,697
Rayonier Advanced Materials, Inc. (L)	3,112	41,265
RPM International, Inc.	14,041	748,245
Sensient Technologies Corp.	7,819	625,051
Stepan Company	1,384	104,644
The Chemours Company	32,145	1,082,001
The Dow Chemical Company	61,251	3,813,487
The Mosaic Company	19,089	595,386
The Scotts Miracle-Gro Company	4,681	424,239
The Sherwin-Williams Company	4,417	1,362,821
The Valspar Corp.	7,685	854,726
Trecora Resources (I)	1,488	17,930
Tredegar Corp.	1,845	35,055
Trinseo SA	1,898	131,247
Tronox, Ltd., Class A	4,601	79,735
		32,640,593
Construction materials – 0.1%
Eagle Materials, Inc.	5,076	526,432
Forterra, Inc. (I)	1,355	26,870
Headwaters, Inc. (I)	5,170	118,910
Martin Marietta Materials, Inc.	3,455	746,107
Summit Materials, Inc., Class A (I)	5,488	131,108
U.S. Concrete, Inc. (I)(L)	1,013	63,819
United States Lime & Minerals, Inc.	147	11,196
Vulcan Materials Company	7,212	869,839
		2,494,281
Containers and packaging – 0.4%
AptarGroup, Inc.	6,600	491,766
Avery Dennison Corp.	4,870	393,058
Ball Corp.	9,545	701,844
Bemis Company, Inc.	9,865	489,008
Greif, Inc., Class A	4,529	258,289
Greif, Inc., Class B	402	27,999
International Paper Company	22,477	1,184,538
Multi Packaging Solutions International, Ltd. (I)	1,623	28,922
Myers Industries, Inc.	1,714	24,082
Owens-Illinois, Inc. (I)	17,075	338,085
COMMON STOCKS (continued)
Containers and packaging (continued)
Packaging Corp. of America	9,831	$908,679
Sealed Air Corp.	10,471	486,692
Silgan Holdings, Inc.	3,939	234,843
Sonoco Products Company	10,511	560,447
UFP Technologies, Inc. (I)	471	11,304
WestRock Company	13,740	738,113
		6,877,669
Metals and mining – 0.5%
AK Steel Holding Corp. (I)	22,156	184,559
Allegheny Technologies, Inc. (L)	19,201	368,851
Ampco-Pittsburgh Corp.	629	9,183
Carpenter Technology Corp.	8,207	332,876
Century Aluminum Company (I)	3,514	49,495
Cliffs Natural Resources, Inc. (I)	15,689	167,245
Coeur Mining, Inc. (I)	12,732	109,368
Commercial Metals Company	20,293	428,791
Compass Minerals International, Inc. (L)	3,557	269,621
Ferroglobe PLC	4,689	50,594
Freeport-McMoRan, Inc. (I)	68,467	917,458
Gold Resource Corp.	4,016	20,803
Haynes International, Inc.	912	35,623
Hecla Mining Company	26,821	149,661
Kaiser Aluminum Corp.	1,250	98,538
Materion Corp.	1,416	49,348
Newmont Mining Corp.	28,985	992,446
Nucor Corp.	17,388	1,087,967
Olympic Steel, Inc.	674	16,297
Real Industry, Inc. (I)	2,024	10,322
Reliance Steel & Aluminum Company	7,639	646,641
Royal Gold, Inc.	6,876	454,160
Ryerson Holding Corp. (I)	808	8,767
Schnitzer Steel Industries, Inc., Class A	1,863	44,339
Steel Dynamics, Inc.	25,667	939,412
Stillwater Mining Company (I)	8,681	148,098
SunCoke Energy, Inc. (I)	4,565	44,509
TimkenSteel Corp. (I)	2,833	59,266
United States Steel Corp.	18,155	702,962
Worthington Industries, Inc.	7,787	381,952
		8,779,152
Paper and forest products – 0.1%
Boise Cascade Company (I)	2,832	76,747
Clearwater Paper Corp. (I)	1,207	67,109
Deltic Timber Corp.	772	57,375
Domtar Corp.	6,588	250,937
KapStone Paper and Packaging Corp.	6,171	139,465
Louisiana-Pacific Corp. (I)	25,145	592,919
Neenah Paper, Inc.	1,156	84,677
PH Glatfelter Company	3,121	68,974
Schweitzer-Mauduit International, Inc.	2,166	88,871
		1,427,074
		52,218,769
Real estate – 3.6%
Equity real estate investment trusts – 3.5%
Acadia Realty Trust	5,640	180,649
Agree Realty Corp.	1,732	85,959
Alexander’s, Inc.	151	66,010
Alexandria Real Estate Equities, Inc.	9,356	1,116,264
American Assets Trust, Inc.	2,786	122,584
American Campus Communities, Inc.	13,906	710,597
American Tower Corp.	28,453	3,266,120
Apartment Investment & Management Company, Class A	10,412	484,470
Armada Hoffler Properties, Inc.	2,457	34,275

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ashford Hospitality Prime, Inc.	1,824	$23,803
Ashford Hospitality Trust, Inc.	5,694	37,410
AvalonBay Communities, Inc.	9,171	1,685,446
Bluerock Residential Growth REIT, Inc.	1,676	20,916
Boston Properties, Inc.	10,292	1,430,897
Camden Property Trust	9,209	779,542
Care Capital Properties, Inc.	8,839	232,377
CareTrust REIT, Inc.	4,572	72,146
CatchMark Timber Trust, Inc., Class A	3,169	34,225
CBL & Associates Properties, Inc.	12,011	120,470
Cedar Realty Trust, Inc.	6,343	37,233
Chatham Lodging Trust	2,726	54,602
Chesapeake Lodging Trust	4,278	103,356
City Office REIT, Inc.	1,784	23,246
Colony NorthStar, Inc., Class A	10,725	157,443
Colony Starwood Homes	4,606	151,537
Community Healthcare Trust, Inc.	1,060	25,217
CoreCivic, Inc.	12,375	417,038
CorEnergy Infrastructure Trust, Inc.	882	31,479
CoreSite Realty Corp.	2,356	212,205
Corporate Office Properties Trust	9,976	340,082
Cousins Properties, Inc.	60,125	514,069
Crown Castle International Corp.	24,178	2,261,368
CyrusOne, Inc.	7,830	398,547
DCT Industrial Trust, Inc.	9,582	458,403
DiamondRock Hospitality Company	14,244	154,832
Digital Realty Trust, Inc.	10,573	1,141,884
Douglas Emmett, Inc.	15,154	611,312
Duke Realty Corp.	37,339	957,372
DuPont Fabros Technology, Inc.	5,247	270,168
Easterly Government Properties, Inc.	2,327	48,099
EastGroup Properties, Inc.	2,221	165,109
Education Realty Trust, Inc.	12,843	541,332
EPR Properties	6,698	515,478
Equinix, Inc.	4,793	1,802,504
Equity One, Inc.	9,779	309,603
Equity Residential	24,502	1,545,341
Essex Property Trust, Inc.	4,399	1,032,445
Extra Space Storage, Inc.	8,489	672,244
Farmland Partners, Inc.	1,224	13,978
Federal Realty Investment Trust	4,830	679,726
FelCor Lodging Trust, Inc.	9,807	71,101
First Industrial Realty Trust, Inc.	20,455	550,240
First Potomac Realty Trust	4,380	43,756
Four Corners Property Trust, Inc.	4,116	91,293
Franklin Street Properties Corp.	7,334	90,868
Getty Realty Corp.	1,819	48,003
GGP, Inc.	38,935	967,924
Gladstone Commercial Corp.	1,881	39,144
Global Medical REIT, Inc.	1,138	9,559
Global Net Lease, Inc.	12,451	102,098
Government Properties Income Trust	5,018	103,421
Gramercy Property Trust	9,983	279,125
HCP, Inc.	31,431	1,030,622
Healthcare Realty Trust, Inc.	20,203	645,688
Hersha Hospitality Trust	2,972	57,984
Highwoods Properties, Inc.	10,550	553,770
Hospitality Properties Trust	17,293	549,572
Host Hotels & Resorts, Inc.	49,130	883,849
Hudson Pacific Properties, Inc.	7,562	276,618
Independence Realty Trust, Inc.	4,297	39,489
InfraREIT, Inc.	2,921	48,635
Investors Real Estate Trust	8,998	58,487
Iron Mountain, Inc.	16,478	598,975
iStar, Inc. (I)	4,909	59,104
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Kilroy Realty Corp.	10,279	$793,025
Kimco Realty Corp.	28,190	683,608
Kite Realty Group Trust	5,896	133,544
Lamar Advertising Company, Class A	8,707	657,204
LaSalle Hotel Properties	19,444	561,932
Lexington Realty Trust	16,319	182,120
Liberty Property Trust	15,474	610,295
Life Storage, Inc.	4,885	432,958
LTC Properties, Inc.	2,654	128,029
Mack-Cali Realty Corp.	15,777	459,900
MedEquities Realty Trust, Inc.	1,764	19,245
Medical Properties Trust, Inc.	54,523	731,699
Mid-America Apartment Communities, Inc.	7,588	779,515
Monmouth Real Estate Investment Corp.	4,765	69,569
Monogram Residential Trust, Inc.	11,858	122,019
National Health Investors, Inc.	2,612	197,781
National Retail Properties, Inc.	15,488	700,677
National Storage Affiliates Trust	2,439	59,073
New Senior Investment Group, Inc.	5,489	58,183
NexPoint Residential Trust, Inc.	1,324	31,577
NorthStar Realty Europe Corp.	4,000	48,560
Omega Healthcare Investors, Inc.	20,543	670,524
One Liberty Properties, Inc.	1,103	27,101
Parkway, Inc. (I)	3,037	63,716
Pebblebrook Hotel Trust	5,081	146,079
Pennsylvania Real Estate Investment Trust	4,926	81,279
Physicians Realty Trust	9,561	190,455
Potlatch Corp.	7,209	318,998
Preferred Apartment Communities, Inc.	1,862	25,435
Prologis, Inc.	35,339	1,804,056
PS Business Parks, Inc.	1,356	157,581
Public Storage	9,996	2,273,690
QTS Realty Trust, Inc., Class A	3,282	172,633
Quality Care Properties, Inc. (I)	9,853	187,010
RAIT Financial Trust	7,585	25,486
Ramco-Gershenson Properties Trust	5,640	88,322
Rayonier, Inc.	12,899	369,427
Realty Income Corp.	17,398	1,066,149
Regency Centers Corp.	11,000	773,850
Retail Opportunity Investments Corp.	7,662	168,564
Rexford Industrial Realty, Inc.	4,672	107,363
RLJ Lodging Trust	8,643	196,715
Ryman Hospitality Properties	3,058	197,149
Sabra Health Care REIT, Inc.	4,643	126,290
Saul Centers, Inc.	725	46,429
Select Income REIT	4,520	117,520
Senior Housing Properties Trust	25,007	512,644
Seritage Growth Properties	1,766	82,084
Silver Bay Realty Trust Corp.	2,426	52,232
Simon Property Group, Inc.	21,040	3,879,776
SL Green Realty Corp.	6,727	757,998
STAG Industrial, Inc.	5,431	140,283
Summit Hotel Properties, Inc.	6,172	94,987
Sunstone Hotel Investors, Inc.	15,372	226,737
Tanger Factory Outlet Centers, Inc.	10,113	342,527
Taubman Centers, Inc.	6,362	443,813
Terreno Realty Corp.	3,181	88,114
The GEO Group, Inc.	5,276	251,190
The Macerich Company	8,007	539,512
Tier REIT, Inc.	3,460	62,557
UDR, Inc.	18,027	657,986
UMH Properties, Inc.	2,008	29,819
Uniti Group, Inc.	14,760	427,597
Universal Health Realty Income Trust	879	56,414
Urban Edge Properties	16,006	443,846

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Urstadt Biddle Properties, Inc., Class A	2,125	$47,345
Ventas, Inc.	23,789	1,547,474
Vornado Realty Trust	11,499	1,263,395
Washington Prime Group, Inc.	32,816	304,204
Washington Real Estate Investment Trust	5,195	169,928
Weingarten Realty Investors	12,403	439,934
Welltower, Inc.	24,143	1,699,184
Weyerhaeuser Company	49,913	1,683,066
Whitestone REIT	2,270	32,143
Xenia Hotels & Resorts, Inc.	7,370	129,491
		66,619,351
Real estate management and development – 0.1%
Alexander & Baldwin, Inc.	8,172	366,351
Altisource Portfolio Solutions SA (I)(L)	839	20,161
CBRE Group, Inc., Class A (I)	19,909	709,159
Consolidated-Tomoka Land Company (L)	324	17,859
Forestar Group, Inc. (I)	2,484	33,037
HFF, Inc., Class A	2,601	77,120
Jones Lang LaSalle, Inc.	4,759	545,857
Kennedy-Wilson Holdings, Inc.	5,889	129,852
Marcus & Millichap, Inc. (I)	1,107	30,276
RE/MAX Holdings, Inc., Class A	1,231	70,783
Stratus Properties, Inc. (I)(L)	431	12,865
Tejon Ranch Company (I)	1,063	24,502
The RMR Group, Inc., Class A	497	26,043
The St. Joe Company (I)	3,663	60,623
		2,124,488
		68,743,839
Telecommunication services – 2.2%
Diversified telecommunication services – 2.2%
AT&T, Inc.	514,640	21,506,806
ATN International, Inc.	755	51,634
CenturyLink, Inc. (L)	45,838	1,112,030
Cincinnati Bell, Inc. (I)	3,025	58,383
Cogent Communications Holdings, Inc.	2,921	121,075
Consolidated Communications Holdings, Inc. (L)	3,500	78,925
FairPoint Communications, Inc. (I)	1,572	24,916
Frontier Communications Corp. (L)	98,892	289,754
General Communication, Inc., Class A (I)	1,989	40,078
Globalstar, Inc. (I)(L)	27,214	37,283
Hawaiian Telcom Holdco, Inc. (I)	474	11,433
IDT Corp., Class B	1,258	24,279
Iridium Communications, Inc. (I)	6,034	52,496
Level 3 Communications, Inc. (I)	24,445	1,399,476
Lumos Networks Corp. (I)	1,459	25,839
ORBCOMM, Inc. (I)	4,866	41,702
pdvWireless, Inc. (I)	765	19,699
Straight Path Communications, Inc., Class B (I)(L)	697	23,754
Verizon Communications, Inc.	341,622	16,954,700
Vonage Holdings Corp. (I)	13,616	81,968
Windstream Holdings, Inc. (L)	12,998	97,094
		42,053,324
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (I)	2,633	28,726
Shenandoah Telecommunications Company	3,308	92,955
Spok Holdings, Inc.	1,558	28,356
Telephone & Data Systems, Inc.	9,840	265,975
		416,012
		42,469,336
COMMON STOCKS (continued)
Utilities – 2.5%
Electric utilities – 1.3%
ALLETE, Inc.	3,498	$235,101
Alliant Energy Corp.	11,252	444,229
American Electric Power Company, Inc.	24,387	1,633,197
Duke Energy Corp.	34,143	2,818,505
Edison International	16,170	1,289,396
El Paso Electric Company	2,904	141,860
Entergy Corp.	8,867	679,744
Eversource Energy	15,832	928,705
Exelon Corp.	45,560	1,672,508
FirstEnergy Corp.	20,963	679,830
Great Plains Energy, Inc.	22,664	658,616
Hawaiian Electric Industries, Inc.	11,425	380,224
IDACORP, Inc.	8,860	734,760
MGE Energy, Inc.	2,490	159,236
NextEra Energy, Inc.	23,158	3,033,698
OGE Energy Corp.	21,023	774,277
Otter Tail Corp.	2,722	102,347
PG&E Corp.	25,066	1,673,156
Pinnacle West Capital Corp.	5,503	452,292
PNM Resources, Inc.	14,044	509,797
Portland General Electric Company	6,292	285,216
PPL Corp.	33,701	1,242,893
Spark Energy, Inc., Class A (L)	354	9,558
The Southern Company	48,532	2,466,396
Westar Energy, Inc.	14,926	805,705
Xcel Energy, Inc.	25,234	1,102,978
		24,914,224
Gas utilities – 0.3%
Atmos Energy Corp.	10,944	856,806
Chesapeake Utilities Corp.	1,122	77,362
Delta Natural Gas Company, Inc.	617	18,794
National Fuel Gas Company	8,965	540,590
New Jersey Resources Corp.	15,103	595,058
Northwest Natural Gas Company	1,933	116,173
ONE Gas, Inc.	9,120	597,816
South Jersey Industries, Inc.	5,657	198,108
Southwest Gas Holdings, Inc.	8,317	711,353
Spire, Inc.	3,132	206,399
UGI Corp.	18,210	878,268
WGL Holdings, Inc.	8,961	748,154
		5,544,881
Independent power and renewable electricity producers – 0.1%
AES Corp.	33,074	381,012
Atlantic Power Corp. (I)	9,849	23,145
Atlantica Yield PLC	4,229	92,023
Dynegy, Inc. (I)	8,466	68,067
NRG Energy, Inc.	15,664	259,396
NRG Yield, Inc., Class A	2,560	43,034
NRG Yield, Inc., Class C	4,578	79,657
Ormat Technologies, Inc.	2,768	152,600
Pattern Energy Group, Inc.	4,812	100,041
TerraForm Global, Inc., Class A (I)	6,757	29,393
TerraForm Power, Inc., Class A (I)	6,210	71,477
		1,299,845
Multi-utilities – 0.7%
Ameren Corp.	12,084	660,874
Avista Corp.	4,405	175,627
Black Hills Corp.	9,235	599,167

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	21,606	$590,276
CMS Energy Corp.	13,781	613,530
Consolidated Edison, Inc.	15,093	1,162,765
Dominion Resources, Inc.	31,031	2,409,247
DTE Energy Company	8,862	898,430
MDU Resources Group, Inc.	20,560	557,382
NiSource, Inc.	16,205	387,462
NorthWestern Corp.	8,516	498,186
Public Service Enterprise Group, Inc.	24,896	1,144,718
SCANA Corp.	7,114	493,356
Sempra Energy	12,417	1,369,471
Unitil Corp.	1,012	45,135
Vectren Corp.	8,724	491,597
WEC Energy Group, Inc.	15,591	939,670
		13,036,893
Water utilities – 0.1%
American States Water Company	2,634	117,792
American Water Works Company, Inc.	8,894	693,732
Aqua America, Inc.	18,671	592,618
AquaVenture Holdings, Ltd. (I)(L)	531	8,762
Artesian Resources Corp., Class A	697	22,966
California Water Service Group	3,421	125,722
Connecticut Water Service, Inc.	779	44,442
Consolidated Water Company, Ltd.	1,193	12,348
Middlesex Water Company	1,146	43,147
SJW Group	1,166	56,586
The York Water Company	976	35,135
		1,753,250
		46,549,093
TOTAL COMMON STOCKS (Cost $1,685,193,477)		$1,845,748,327
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 0.8372% (W)(Y)	2,067,235	$20,687,031
TOTAL SECURITIES LENDING COLLATERAL (Cost $20,686,661)		$20,687,031
SHORT-TERM INVESTMENTS – 2.5%
Repurchase agreement – 2.5%
Repurchase Agreement with State Street Corp. dated 02/28/2017 at 0.030% to be repurchased at $48,810,041 on 03/01/2017, collateralized by $50,895,000 U.S. Treasury Bonds, 2.875% – 3.000% due 05/15/2045 to 08/15/2045 (valued at $49,795,581, including interest)	$48,810,000	48,810,000
TOTAL SHORT-TERM INVESTMENTS (Cost $48,810,000)		$48,810,000
Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,754,690,138) – 100.6%		$1,915,245,358
Other assets and liabilities, net – (0.6%)		(12,101,306)
TOTAL NET ASSETS – 100.0%		$1,903,144,052

Security Abbreviations and Legend

REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	79	Long	Mar 2017	$5,417,898	$5,470,750	$52,852
S&P 500 Index Futures	75	Long	Mar 2017	42,634,685	44,302,500	1,667,815
S&P Mid 400 Index E-Mini Futures	47	Long	Mar 2017	8,097,721	8,120,189	22,468
						$1,743,135

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 8.0%
Hotels, restaurants and leisure – 3.8%
Royal Caribbean Cruises, Ltd.	133,567	$12,835,789
Media – 2.4%
Scripps Networks Interactive, Inc., Class A	100,657	8,130,066
Specialty retail – 1.8%
Advance Auto Parts, Inc.	38,119	5,969,817
		26,935,672

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 2.4%
Food products – 2.4%
Conagra Brands, Inc.	199,300	$8,213,153
Energy – 9.4%
Energy equipment and services – 4.0%
Amec Foster Wheeler PLC	599,132	3,275,308
Baker Hughes, Inc.	111,749	6,736,230
TechnipFMC PLC (I)	104,571	3,379,735
		13,391,273

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of investments — February 28, 2017 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 5.4%
Devon Energy Corp.	262,055	$11,362,705
Marathon Oil Corp.	428,035	6,848,560
		18,211,265
		31,602,538
Financials – 23.7%
Banks – 12.7%
BB&T Corp.	243,778	11,754,975
Comerica, Inc.	164,532	11,727,841
Wintrust Financial Corp.	125,209	9,227,903
Zions Bancorporation	230,069	10,330,098
		43,040,817
Capital markets – 2.8%
Stifel Financial Corp. (I)	172,037	9,283,117
Diversified financial services – 2.7%
Voya Financial, Inc.	220,975	9,110,799
Insurance – 5.5%
Arthur J. Gallagher & Company	148,644	8,465,276
Willis Towers Watson PLC	78,056	10,024,732
		18,490,008
		79,924,741
Health care – 8.9%
Health care providers and services – 6.5%
AmerisourceBergen Corp.	95,218	8,713,399
HealthSouth Corp.	199,920	8,460,614
Universal Health Services, Inc., Class B	38,340	4,815,504
		21,989,517
Pharmaceuticals – 2.4%
Mylan NV (I)	191,180	8,000,883
		29,990,400
Industrials – 13.7%
Aerospace and defense – 3.4%
Textron, Inc.	245,362	11,605,623
Building products – 2.1%
Johnson Controls International PLC	169,609	7,113,401
Commercial services and supplies – 1.8%
Clean Harbors, Inc. (I)	103,765	6,014,219
Construction and engineering – 2.6%
Fluor Corp.	154,788	8,573,707
Electrical equipment – 0.6%
Babcock & Wilcox Enterprises, Inc. (I)	119,301	1,968,467
Machinery – 2.2%
Ingersoll-Rand PLC	94,741	7,518,646
Marine – 1.0%
Kirby Corp. (I)	50,392	3,487,126
		46,281,189
Information technology – 13.5%
Communications equipment – 3.5%
Ciena Corp. (I)	447,078	11,776,035
Electronic equipment, instruments and components – 4.9%
Keysight Technologies, Inc. (I)	250,392	9,414,739
Zebra Technologies Corp., Class A (I)	78,471	7,118,104
		16,532,843
COMMON STOCKS (continued)
Internet software and services – 0.2%
LogMeIn, Inc.	6,305	$578,484
IT services – 2.1%
Teradata Corp. (I)	227,722	7,082,154
Software – 0.8%
Citrix Systems, Inc. (I)	37,140	2,932,203
Technology hardware, storage and peripherals – 2.0%
Diebold Nixdorf, Inc.	226,615	6,843,773
		45,745,492
Materials – 6.0%
Chemicals – 4.8%
Eastman Chemical Company	126,797	10,175,459
W.R. Grace & Company	84,261	5,969,049
		16,144,508
Construction materials – 1.2%
Eagle Materials, Inc.	39,706	4,117,909
		20,262,417
Real estate – 5.9%
Equity real estate investment trusts – 5.9%
Forest City Realty Trust, Inc., Class A	342,401	7,823,863
Kimco Realty Corp.	214,524	5,202,207
Life Storage, Inc.	77,186	6,840,995
		19,867,065
		19,867,065
Telecommunication services – 1.0%
Diversified telecommunication services – 1.0%
Level 3 Communications, Inc. (I)	58,456	3,346,606
Utilities – 3.9%
Electric utilities – 3.9%
Edison International	102,687	8,188,261
FirstEnergy Corp.	159,327	5,166,975
		13,355,236
		13,355,236
TOTAL COMMON STOCKS (Cost $249,992,867)		$325,524,509
SHORT-TERM INVESTMENTS – 3.8%
Money market funds – 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.4243% (Y)	13,002,530	13,002,530
TOTAL SHORT-TERM INVESTMENTS (Cost $13,002,530)		$13,002,530
Total Investments (Value Fund) (Cost $262,995,397) – 100.2%		$338,527,039
Other assets and liabilities, net – (0.2%)		(724,672)
TOTAL NET ASSETS – 100.0%		$337,802,367

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 28, 2017 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 2-28-17:

Alpha Opportunities Fund
United States	88.1%
Canada	2.0%
Switzerland	1.8%
United Kingdom	1.7%
Ireland	1.3%
China	1.2%
Other countries	3.9%
Total	100.0%

Capital Appreciation Fund
United States	89.7%
China	5.7%
Spain	1.6%
Germany	1.5%
Other countries	1.5%
Total	100.0%

High Yield Fund
United States	80.1%
United Kingdom	4.5%
Canada	3.8%
Luxembourg	2.4%
France	1.8%
Netherlands	1.4%
Cayman Islands	1.2%
Ireland	1.0%
Other countries	3.8%
Total	100.0%

Investment Quality Bond Fund (as a percentage of total investments)
United States	82.9%
Cayman Islands	9.2%
United Kingdom	1.8%
Other countries	6.1%
Total	100.0%

Science & Technology Fund
United States	84.5%
China	5.0%
Netherlands	2.7%
United Kingdom	1.8%
Switzerland	1.4%
South Korea	1.0%
Other countries	3.6%
Total	100.0%

Strategic Equity Allocation Fund
United States	63.1%
Japan	6.5%
United Kingdom	4.5%
Switzerland	3.2%
Canada	2.5%
Germany	2.5%
Australia	2.4%
France	2.3%
Taiwan	1.5%
China	1.1%
Other countries	10.4%
Total	100.0%

Total Return Fund (as a percentage of total investments)
United States	73.4%
Japan	8.5%
Denmark	4.1%
United Kingdom	3.1%
Cayman Islands	3.0%
Brazil	2.2%
Canada	1.3%
Other countries	4.4%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Active Bond Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund	Capital Appreciation Fund
Unaffiliated investments, at value	$2,195,043,922	$256,868,122	$367,137,666	$1,794,766,272
Affiliated investments, at value	19,929,718	—	—	29,559,143
Repurchase agreements, at value	5,081,000	10,500,000	—	1,019,000
Total investments, at value	2,220,054,640	267,368,122	367,137,666	1,825,344,415
Cash	582,172	538,747	1,254,545	85
Foreign currency, at value	9,628	37	6,077,496	36
Cash held at broker for futures contracts	—	—	2,345,137	—
Cash collateral for derivative contracts	—	—	580,000	—
Receivable for investments sold	7,379,266	669,773	3,268,090	25,005,849
Receivable for fund shares sold	—	—	—	59,245
Unrealized appreciation on forward foreign currency contracts	—	—	28,320	—
Dividends and interest receivable	16,042,898	545,573	5,364,822	1,684,322
Receivable for securities lending income	10,671	—	—	24,547
Other assets	11,768	1,991	1,997	10,228
Total assets	2,244,091,043	269,124,243	386,058,073	1,852,128,727

Liabilities
Payable for investments purchased	10,535,982	370,111	—	22,273,893
Unrealized depreciation on forward foreign currency contracts	—	—	373,465	—
Payable for delayed delivery securities purchased	118,615,806	—	—	—
Payable for fund shares repurchased	1,748,406	—	228,462	2,882,536
Payable upon return of securities loaned	19,927,914	—	—	29,556,577
Payable to affiliates
Accounting and legal services fees	76,934	9,830	13,861	66,852
Trustees’ fees	1,568	2,159	412	1,816
Other liabilities and accrued expenses	210,991	101,671	81,900	116,781
Total liabilities	151,117,601	483,771	698,100	54,898,455
Net assets	$2,092,973,442	$268,640,472	$385,359,973	$1,797,230,272

Net assets consist of
Paid-in capital	$2,074,449,417	$204,551,136	$409,012,266	$856,511,212
Undistributed net investment income (loss)	7,115,879	(168,549)	419,754	(146,015)
Accumulated undistributed net realized gain (loss) on investments	(23,558,703)	2,819,572	(10,720,999)	119,685,267
Net unrealized appreciation (depreciation) on investments	34,966,849	61,438,313	(13,351,048)	821,179,808
Net assets	$2,092,973,442	$268,640,472	$385,359,973	$1,797,230,272
Unaffiliated investments, including repurchase agreements, at cost	$2,165,134,924	$205,925,644	$380,166,436	$974,606,601
Affiliated investments, at cost	$19,927,943	—	—	$29,558,056
Foreign currency, at cost	$34,560	$36	$6,067,960	$36
Securities loaned, unaffiliated investments, at value	$19,232,453	—	—	$28,962,497

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$342,367,439	—	—	$522,546,064
Shares outstanding	34,041,332	—	—	32,857,998
Net asset value, offering price and redemption price per share	$10.06	—	—	$15.90

Class NAV
Net assets	$1,750,606,003	$268,640,472	$385,359,973	$1,274,684,208
Shares outstanding	174,222,119	23,300,809	40,851,569	80,001,886
Net asset value, offering price and redemption price per share	$10.05	$11.53	$9.43	$15.93

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund	Global Bond Fund
Unaffiliated investments, at value	$1,996,773,889	$1,696,396,665	$569,008,886	$565,682,096
Affiliated investments, at value	378,708	1,592,267	—	—
Repurchase agreements, at value	—	—	—	9,558,528
Total investments, at value	1,997,152,597	1,697,988,932	569,008,886	575,240,624
Cash	2,226,497	—	—	4,921,521
Foreign currency, at value	726,017	—	15	—
Cash held at broker for futures contracts	—	—	—	1,756,994
Receivable for investments sold	41,498,049	91,521,433	3,658,955	7,409,331
Receivable for delayed delivery securities sold	—	207,388,712	—	58,204,551
Unrealized appreciation on forward foreign currency contracts	—	—	—	4,371,796
Receivable for fund shares sold	—	93,625	—	—
Dividends and interest receivable	6,339,943	5,868,117	1,271,549	3,047,421
Receivable for securities lending income	543	423	—	—
Swap contracts, at value	—	—	—	1,099,921
Receivable for futures variation margin	—	—	—	1,127,460
Receivable for centrally cleared swaps	—	—	—	4,768,850
Other assets	11,388	8,170	36,728	57,403
Total assets	2,047,955,034	2,002,869,412	573,976,133	662,005,872

Liabilities
Payable for collateral held by fund	—	380,000	—	3,853,035
Investments sold short, at value	—	—	—	5,254,349
Payable for foreign currency collateral for swap contracts	—	—	—	677,736
Foreign currency overdraft, at value	—	—	—	950,927
Payable for investments purchased	17,342,389	60,102,196	—	7,239,199
Payable for delayed delivery securities purchased	—	384,018,577	—	104,462,949
Unrealized depreciation on forward foreign currency contracts	—	—	—	3,260,517
Payable for open reverse repurchase agreements	—	—	—	39,159,076
Payable for fund shares repurchased	20,192,170	1,338,280	1,002,602	668,007
Payable upon return of securities loaned	378,700	1,592,226	—	—
Written options, at value	6,052,499	—	—	1,254,523
Payable for sale commitments outstanding, at value	—	11,964,103	—	321,908
Swap contracts, at value	—	—	—	2,220,198
Payable to affiliates
Accounting and legal services fees	74,893	53,800	20,743	18,333
Transfer agent fees	—	—	180	—
Trustees’ fees	1,652	1,023	359	466
Other liabilities and accrued expenses	135,397	115,254	96,149	144,299
Total liabilities	44,177,700	459,565,459	1,120,033	169,485,522
Net assets	$2,003,777,334	$1,543,303,953	$572,856,100	$492,520,350

Net assets consist of
Paid-in capital	$1,683,179,550	$1,563,995,654	$481,670,259	$522,807,404
Undistributed net investment income (loss)	1,982,830	2,231,820	233,700	1,862,156
Accumulated undistributed net realized gain (loss) on investments	61,765,915	(19,298,270)	11,896,061	(35,807,305)
Net unrealized appreciation (depreciation) on investments	256,849,039	(3,625,251)	79,056,080	3,658,095
Net assets	$2,003,777,334	$1,543,303,953	$572,856,100	$492,520,350
Unaffiliated investments, including repurchase agreements, at cost	$1,738,558,939	$1,700,007,043	$489,991,278	$585,411,146
Affiliated investments, at cost	$378,703	$1,592,225	—	—
Foreign currency, at cost	$727,802	—	$15	($950,480)
Proceeds received from investments sold short	—	—	—	$5,250,448
Proceeds received on sale commitments outstanding	—	$11,949,188	—	$321,355
Premiums received on written options	$4,702,847	—	—	$961,868
Net unamortized upfront payment on swaps	—	—	—	($189,798)
Securities loaned, unaffiliated investments, at value	$371,140	$1,534,326	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	—	$125,033	—
Shares outstanding	—	—	10,000	—
Net asset value and redemption price per share	—	—	$12.50	—

Class I
Net assets	—	—	$1,959,525	—
Shares outstanding	—	—	156,201	—
Net asset value, offering price and redemption price per share	—	—	$12.54	—

Class R6
Net assets	—	—	$50,930	—
Shares outstanding	—	—	4,058	—
Net asset value, offering price and redemption price per share	—	—	$12.55	—

Class 1
Net assets	—	$192,594,874	—	$58,872,768
Shares outstanding	—	14,909,252	—	4,897,616
Net asset value, offering price and redemption price per share	—	$12.92	—	$12.02

Class NAV
Net assets	$2,003,777,334	$1,350,709,079	$570,720,612	$433,647,582
Shares outstanding	173,427,237	104,713,156	45,490,631	36,119,638
Net asset value, offering price and redemption price per share	$11.55	$12.90	$12.55	$12.01

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	—	—	$13.16	—

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Global Real Estate Fund	Health Sciences Fund	High Yield Fund	International Growth Stock Fund
Unaffiliated investments, at value	$217,009,214	$216,957,225	$500,610,344	$888,851,218
Affiliated investments, at value	1,162,816	—	14,701,422	—
Total investments, at value	218,172,030	216,957,225	515,311,766	888,851,218
Foreign currency, at value	360,186	—	203,418	2,703,225
Cash held at broker for futures contracts	—	—	158,486	—
Receivable for investments sold	5,268,414	4,087,307	1,849,624	4,295,928
Dividends and interest receivable	360,117	199,916	8,061,335	1,724,414
Receivable for securities lending income	640	—	8,082	—
Other assets	1,108	1,104	3,282	4,908
Total assets	224,162,495	221,245,552	525,595,993	897,579,693

Liabilities
Due to custodian	—	1,834,827	1,689,396	—
Payable for investments purchased	4,544,725	633,413	776,867	4,284,303
Payable for delayed delivery securities purchased	—	—	1,987,333	—
Unrealized depreciation on forward foreign currency contracts	—	—	66,873	—
Payable for fund shares repurchased	115,983	759,568	526,470	33,439
Payable upon return of securities loaned	1,162,743	—	14,701,604	—
Written options, at value	—	—	47,163	—
Payable for futures variation margin	—	—	15,211	—
Payable to affiliates
Accounting and legal services fees	7,826	7,981	19,287	32,184
Trustees’ fees	291	315	471	563
Other liabilities and accrued expenses	69,247	43,446	74,033	129,334
Total liabilities	5,900,815	3,279,550	19,904,708	4,479,823
Net assets	$218,261,680	$217,966,002	$505,691,285	$893,099,870

Net assets consist of
Paid-in capital	$322,741,481	$163,200,102	$843,481,702	$809,683,403
Undistributed net investment income (loss)	(4,859,128)	(386,303)	4,662,249	(3,739,191)
Accumulated undistributed net realized gain (loss) on investments	(131,091,450)	3,990,733	(326,444,455)	(33,127,182)
Net unrealized appreciation (depreciation) on investments	31,470,777	51,161,470	(16,008,211)	120,282,840
Net assets	$218,261,680	$217,966,002	$505,691,285	$893,099,870
Unaffiliated investments, including repurchase agreements, at cost	$185,537,861	$165,765,845	$516,610,189	$768,543,724
Affiliated investments, at cost	$1,162,796	—	$14,701,577	—
Foreign currency, at cost	$361,313	—	$221,513	$2,722,641
Premiums received on written options	—	—	$104,285	—
Securities loaned, unaffiliated investments, at value	$1,104,471	—	$14,144,961	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$355,043,616	—
Shares outstanding	—	—	42,476,609	—
Net asset value, offering price and redemption price per share	—	—	$8.36	—

Class NAV
Net assets	$218,261,680	$217,966,002	$150,647,668	$893,099,870
Shares outstanding	23,373,588	47,734,877	18,224,733	71,740,835
Net asset value, offering price and redemption price per share	$9.34	$4.57	$8.27	$12.45

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund	Investment Quality Bond Fund
Unaffiliated investments, at value	$578,537,080	$1,752,329,656	$1,477,962,192	$457,805,406
Affiliated investments, at value	36,649,969	29,349,532	31,624,148	199,130
Repurchase agreements, at value	—	—	—	31,552,395
Total investments, at value	615,187,049	1,781,679,188	1,509,586,340	489,556,931
Cash	20,543,933	507,249	7,808,242	—
Foreign currency, at value	258,352	1,162,386	218,436	3,652,194
Cash held at broker for futures contracts	—	5,000,000	—	—
Cash at broker for sale commitments	—	—	—	45,000
Receivable for investments sold	3,593,396	2,052,777	29,306,397	16,736,908
Receivable for delayed delivery securities sold	—	—	—	47,815,430
Unrealized appreciation on forward foreign currency contracts	—	—	—	407,552
Receivable for fund shares sold	—	—	155,712	—
Dividends and interest receivable	872,727	4,412,940	5,141,098	2,118,484
Receivable for securities lending income	73,696	32,974	23,939	113
Swap contracts, at value	—	—	—	8,127
Receivable for centrally cleared swaps	—	—	—	5,639
Other assets	2,888	41,331	7,997	3,303
Total assets	640,532,041	1,794,888,845	1,552,248,161	560,349,681

Liabilities
Due to custodian	—	—	—	230,520
Payable for investments purchased	2,551,716	2,052,624	24,621,473	4,391,226
Payable for delayed delivery securities purchased	—	—	—	132,755,352
Unrealized depreciation on forward foreign currency contracts	—	—	—	742,707
Payable for fund shares repurchased	438,610	—	1,555	267,512
Payable upon return of securities loaned	36,646,414	29,349,359	31,605,740	199,121
Payable for sale commitments outstanding, at value	—	—	—	14,812,002
Swap contracts, at value	—	—	—	834,487
Payable for futures variation margin	—	343,722	—	14,627
Payable to affiliates
Accounting and legal services fees	21,463	64,493	54,547	20,630
Trustees’ fees	959	1,307	1,481	531
Other liabilities and accrued expenses	157,027	255,678	198,117	75,726
Total liabilities	39,816,189	32,067,183	56,482,913	154,344,441
Net assets	$600,715,852	$1,762,821,662	$1,495,765,248	$406,005,240

Net assets consist of
Paid-in capital	$551,094,599	$1,663,817,902	$1,553,365,964	$410,484,108
Undistributed net investment income (loss)	(541,333)	2,997,532	(55,487)	1,396,421
Accumulated undistributed net realized gain (loss) on investments	(58,572,648)	(7,324,756)	(141,037,999)	(6,616,963)
Net unrealized appreciation (depreciation) on investments	108,735,234	103,330,984	83,492,770	741,674
Net assets	$600,715,852	$1,762,821,662	$1,495,765,248	$406,005,240
Unaffiliated investments, including repurchase agreements, at cost	$469,807,766	$1,651,024,010	$1,394,470,942	$488,458,500
Affiliated investments, at cost	$36,643,935	$29,347,896	$31,621,482	$199,120
Foreign currency, at cost	$258,264	$1,163,840	$214,032	$3,514,854
Proceeds received on sale commitments outstanding	—	—	—	$14,762,674
Net unamortized upfront payment on swaps	—	—	—	($626,695)
Securities loaned, unaffiliated investments, at value	$34,855,860	$27,695,171	$29,759,806	$193,401

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$71,034,954	—	$194,575,828	$77,076,666
Shares outstanding	3,945,010	—	12,420,023	6,301,204
Net asset value, offering price and redemption price per share	$18.01	—	$15.67	$12.23

Class NAV
Net assets	$529,680,898	$1,762,821,662	$1,301,189,420	$328,928,574
Shares outstanding	29,426,792	168,722,814	83,297,726	26,932,458
Net asset value, offering price and redemption price per share	$18.00	$10.45	$15.62	$12.21

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio
Unaffiliated investments, at value	$1,511,685,163	$859,742,815	$52,899,267	$302,160,995
Affiliated investments, at value	106,994,397	15,555,661	108,132,165	196,346,911
Repurchase agreements, at value	35,800,000	—	—	—
Total investments, at value	1,654,479,560	875,298,476	161,031,432	498,507,906
Cash	3,499,834	—	—	—
Foreign currency, at value	27	—	—	—
Receivable for investments sold	—	3,021,182	441,923	440
Receivable for fund shares sold	5,946	—	317,946	344,340
Dividends and interest receivable	799,567	1,689,551	67	974
Receivable for securities lending income	48,080	9,361	—	—
Receivable due from advisor	—	—	13,329	—
Other assets	8,894	4,951	2,077	3,987
Total assets	1,658,841,908	880,023,521	161,806,774	498,857,647

Liabilities
Due to custodian	—	—	309,771	—
Payable for investments purchased	14,490,158	1,262,608	337,884	1,568,500
Payable for fund shares repurchased	26,453	243,077	—	—
Payable upon return of securities loaned	106,993,571	15,567,340	—	—
Payable to affiliates
Accounting and legal services fees	56,756	32,411	5,584	16,821
Trustees’ fees	1,291	839	92	164
Other liabilities and accrued expenses	107,050	69,989	31,680	33,917
Total liabilities	121,675,279	17,176,264	685,011	1,619,402
Net assets	$1,537,166,629	$862,847,257	$161,121,763	$497,238,245

Net assets consist of
Paid-in capital	$1,295,394,307	$634,084,416	$149,970,871	$474,555,744
Undistributed net investment income (loss)	(4,802,408)	1,737,576	(93,863)	5,181
Accumulated undistributed net realized gain (loss) on investments	27,482,891	23,451,945	6,239,747	11,804,325
Net unrealized appreciation (depreciation) on investments	219,091,839	203,573,320	5,005,008	10,872,995
Net assets	$1,537,166,629	$862,847,257	$161,121,763	$497,238,245
Unaffiliated investments, including repurchase agreements, at cost	$1,328,406,804	$656,169,987	$48,180,850	$292,906,819
Affiliated investments, at cost	$106,980,917	$15,553,762	$107,845,574	$194,728,092
Foreign currency, at cost	$27	—	—	—
Securities loaned, unaffiliated investments, at value	$104,797,010	$15,241,688	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	—	$149,904	$110,129
Shares outstanding	—	—	13,047	10,013
Net asset value, offering price and redemption price per share	—	—	$11.49	$11.00

Class 1
Net assets	$322,344,321	—	$160,971,859	$497,128,116
Shares outstanding	16,591,115	—	14,011,457	45,206,703
Net asset value, offering price and redemption price per share	$19.43	—	$11.49	$11.00

Class NAV
Net assets	$1,214,822,308	$862,847,257	—	—
Shares outstanding	62,024,788	53,980,520	—	—
Net asset value, offering price and redemption price per share	$19.59	$15.98	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Equity Fund
Unaffiliated investments, at value	$77,271,266	$192,023,745	$96,060,994	$222,576,292
Affiliated investments, at value	10,761,864	216,083,906	33,996,384	—
Total investments, at value	88,033,130	408,107,651	130,057,378	222,576,292
Receivable for investments sold	1,958	125,690	31,048	1,810,104
Receivable for fund shares sold	90,907	746,515	346	22
Dividends and interest receivable	219	600	368	166,513
Receivable due from advisor	9,198	—	9,590	—
Other assets	1,623	3,572	1,912	1,315
Total assets	88,137,035	408,984,028	130,100,642	224,554,246

Liabilities
Due to custodian	—	—	1,345	—
Payable for investments purchased	158,610	906,467	29,844	501,276
Payable for fund shares repurchased	—	—	318,150	8,888
Payable to affiliates
Accounting and legal services fees	3,199	14,169	4,540	8,387
Trustees’ fees	96	100	99	278
Other liabilities and accrued expenses	29,179	33,376	28,291	37,654
Total liabilities	191,084	954,112	382,269	556,483
Net assets	$87,945,951	$408,029,916	$129,718,373	$223,997,763

Net assets consist of
Paid-in capital	$86,294,187	$384,967,549	$126,262,234	$131,670,590
Undistributed net investment income (loss)	45,441	(133,406)	18,428	535,896
Accumulated undistributed net realized gain (loss) on investments	372,411	13,883,731	1,751,186	(28,329,150)
Net unrealized appreciation (depreciation) on investments	1,233,912	9,312,042	1,686,525	120,120,427
Net assets	$87,945,951	$408,029,916	$129,718,373	$223,997,763
Unaffiliated investments, including repurchase agreements, at cost	$76,512,444	$182,842,502	$94,616,754	$102,455,865
Affiliated investments, at cost	$10,286,774	$215,953,107	$33,754,099	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$240,429	$770,418	$551,947	—
Shares outstanding	22,921	67,963	51,505	—
Net asset value, offering price and redemption price per share	$10.49	$11.34	$10.72	—

Class 1
Net assets	$87,705,522	$407,259,498	$129,166,426	—
Shares outstanding	8,362,445	35,952,580	12,056,729	—
Net asset value, offering price and redemption price per share	$10.49	$11.33	$10.71	—

Class NAV
Net assets	—	—	—	$223,997,763
Shares outstanding	—	—	—	21,509,776
Net asset value, offering price and redemption price per share	—	—	—	$10.41

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund	Short Term Government Income Fund
Unaffiliated investments, at value	$576,014,062	$1,235,626,577	$625,010,304	$228,620,748
Affiliated investments, at value	1,388,371	—	24,328,047	—
Repurchase agreements, at value	—	13,588,000	3,790,000	1,140,000
Total investments, at value	577,402,433	1,249,214,577	653,128,351	229,760,748
Cash	—	4,085,348	313	202,003
Foreign currency, at value	—	991,743	1,098,221	—
Cash held at broker for futures contracts	—	1,852,276	—	—
Receivable for investments sold	17,669,871	8,666,797	10,867,204	—
Receivable for delayed delivery securities sold	—	28,450,879	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,210,173	—	—
Receivable for fund shares sold	—	28,217	—	18,799
Dividends and interest receivable	551,407	3,224,832	774,935	989,285
Receivable for securities lending income	505	—	8,849	—
Swap contracts, at value	—	551,756	—	—
Receivable for centrally cleared swaps	—	2,618,268	—	—
Other assets	3,354	6,325	3,462	1,200
Total assets	595,627,570	1,300,901,191	665,881,335	230,972,035

Liabilities
Due to custodian	416,037	—	—	—
Payable for collateral held by fund	—	2,960,000	—	—
Payable for investments purchased	15,069,455	23,489,651	312,407	—
Payable for delayed delivery securities purchased	—	60,512,227	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,130,268	—	—
Payable for open reverse repurchase agreements	—	149,544,460	—	—
Payable for fund shares repurchased	988,965	62,871	1,265,734	—
Payable upon return of securities loaned	1,388,550	—	24,328,956	—
Written options, at value	—	2,048,315	—	—
Swap contracts, at value	—	2,855,679	—	—
Payable for futures variation margin	—	191,352	—	—
Payable to affiliates
Accounting and legal services fees	21,695	39,465	23,968	8,678
Trustees’ fees	575	552	765	325
Other liabilities and accrued expenses	54,448	117,187	60,709	51,841
Total liabilities	17,939,725	242,952,027	25,992,539	60,844
Net assets	$577,687,845	$1,057,949,164	$639,888,796	$230,911,191

Net assets consist of
Paid-in capital	$503,731,595	$1,092,982,444	$491,810,656	$244,046,509
Undistributed net investment income (loss)	1,465,226	(3,366,863)	(257,287)	(421,522)
Accumulated undistributed net realized gain (loss) on investments	(13,779,086)	(34,996,947)	37,360,478	(11,132,441)
Net unrealized appreciation (depreciation) on investments	86,270,110	3,330,530	110,974,949	(1,581,355)
Net assets	$577,687,845	$1,057,949,164	$639,888,796	$230,911,191
Unaffiliated investments, including repurchase agreements, at cost	$489,744,010	$1,247,738,058	$517,852,183	$231,342,103
Affiliated investments, at cost	$1,388,313	—	$24,327,322	—
Foreign currency, at cost	—	$1,012,704	$1,076,348	—
Premiums received on written options	—	$2,889,152	—	—
Net unamortized upfront payment on swaps	—	($3,104,797)	—	—
Securities loaned, unaffiliated investments, at value	$1,333,476	—	$23,819,949	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$577,687,845	$80,316,888	—	—
Shares outstanding	44,530,113	7,120,478	—	—
Net asset value, offering price and redemption price per share	$12.97	$11.28	—	—

Class NAV
Net assets	—	$977,632,276	$639,888,796	$230,911,191
Shares outstanding	—	87,743,278	53,922,565	24,377,543
Net asset value, offering price and redemption price per share	—	$11.14	$11.87	$9.47

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund	Strategic Equity Allocation Fund
Unaffiliated investments, at value	$208,230,490	$202,030,397	$243,245,934	$6,858,694,306
Affiliated investments, at value	27,654,047	7,555,814	10,444,855	95,408,132
Repurchase agreements, at value	—	—	—	271,820,000
Total investments, at value	235,884,537	209,586,211	253,690,789	7,225,922,438
Cash	—	—	—	88,770
Foreign currency, at value	—	—	—	13,439,748
Cash held at broker for futures contracts	—	—	—	25,999,933
Receivable for investments sold	3,514,961	—	628,000	10,880,634
Receivable for fund shares sold	32	2,583	17,222	1,697,683
Dividends and interest receivable	42,215	92,662	146,554	17,137,855
Receivable for securities lending income	9,226	3,511	5,675	105,985
Other assets	1,242	1,233	1,425	41,866
Total assets	239,452,213	209,686,200	254,489,665	7,295,314,912

Liabilities
Due to custodian	386,860	—	—	—
Payable for investments purchased	1,255,359	—	320,802	6,181,264
Payable for fund shares repurchased	3,710	—	11,685	28,754
Payable upon return of securities loaned	27,657,841	7,559,440	10,440,650	95,410,282
Payable for futures variation margin	—	—	—	1,399,782
Payable to affiliates
Accounting and legal services fees	7,925	7,605	9,294	266,123
Trustees’ fees	241	210	294	4,802
Other liabilities and accrued expenses	39,168	33,543	35,845	549,637
Total liabilities	29,351,104	7,600,798	10,818,570	103,840,644
Net assets	$210,101,109	$202,085,402	$243,671,095	$7,191,474,268

Net assets consist of
Paid-in capital	$184,909,623	$142,847,376	$129,447,672	$6,059,926,811
Undistributed net investment income (loss)	(923,046)	(389,503)	128,424	10,835,213
Accumulated undistributed net realized gain (loss) on investments	(12,903,253)	5,465,999	12,855,007	66,931,445
Net unrealized appreciation (depreciation) on investments	39,017,785	54,161,530	101,239,992	1,053,780,799
Net assets	$210,101,109	$202,085,402	$243,671,095	$7,191,474,268
Unaffiliated investments, including repurchase agreements, at cost	$169,214,525	$147,869,274	$142,006,674	$6,087,104,005
Affiliated investments, at cost	$27,652,227	$7,555,407	$10,444,123	$95,404,001
Foreign currency, at cost	—	—	—	$13,246,117
Securities loaned, unaffiliated investments, at value	$27,052,328	$7,393,958	$10,159,445	$92,735,503

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$92,822,993	—
Shares outstanding	—	—	3,229,932	—
Net asset value, offering price and redemption price per share	—	—	$28.74	—

Class NAV
Net assets	$210,101,109	$202,085,402	$150,848,102	$7,191,474,268
Shares outstanding	24,258,584	10,690,809	5,255,320	554,504,292
Net asset value, offering price and redemption price per share	$8.66	$18.90	$28.70	$12.97

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2017 (unaudited)

Assets	Total Return Fund	U.S. High Yield Bond Fund	U.S. Strategic Equity Allocation Fund	Value Fund
Unaffiliated investments, at value	$3,028,957,564	$298,479,702	$1,845,748,327	$338,527,039
Affiliated investments, at value	—	9,432,840	20,687,031	—
Repurchase agreements, at value	30,552,000	—	48,810,000	—
Total investments, at value	3,059,509,564	307,912,542	1,915,245,358	338,527,039
Cash	4,177,869	—	79,221	—
Foreign currency, at value	2,169,809	—	—	364,817
Cash held at broker for futures contracts	2,464,762	—	3,650,000	—
Receivable for investments sold	38,633,820	111,533	4,727,648	2,516,139
Receivable for delayed delivery securities sold	475,506,597	—	—	—
Unrealized appreciation on forward foreign currency contracts	5,413,598	—	—	—
Receivable for fund shares sold	5,919,517	340,151	5,179	—
Dividends and interest receivable	11,120,702	4,760,411	3,546,744	330,730
Receivable for securities lending income	—	5,364	21,255	—
Swap contracts, at value	15,072	—	—	—
Receivable for futures variation margin	1,430,323	—	—	—
Receivable for centrally cleared swaps	3,370,264	—	—	—
Other assets	11,665	1,874	24,154	1,950
Total assets	3,609,743,562	313,131,875	1,927,299,559	341,740,675

Liabilities
Payable for collateral held by fund	8,325,000	—	—	—
Payable for investments purchased	36,822,420	761,277	2,646,682	3,792,734
Payable for delayed delivery securities purchased	1,375,950,497	—	—	—
Unrealized depreciation on forward foreign currency contracts	13,421,117	—	—	—
Payable for open reverse repurchase agreements	49,345,183	—	—	—
Payable for fund shares repurchased	92,981	723,290	355,426	91,313
Payable upon return of securities loaned	—	9,431,610	20,689,472	—
Written options, at value	1,182,478	—	—	—
Payable for sale commitments outstanding, at value	11,843,040	—	—	—
Swap contracts, at value	2,240,657	—	—	—
Payable for futures variation margin	—	—	269,737	—
Payable to affiliates
Accounting and legal services fees	76,782	12,034	68,974	12,673
Trustees’ fees	1,507	298	876	365
Other liabilities and accrued expenses	184,930	48,718	124,340	41,223
Total liabilities	1,499,486,592	10,977,227	24,155,507	3,938,308
Net assets	$2,110,256,970	$302,154,648	$1,903,144,052	$337,802,367

Net assets consist of
Paid-in capital	$2,164,521,893	$312,108,841	$1,735,932,003	$256,634,346
Undistributed net investment income (loss)	(5,808,964)	2,510,074	3,805,245	74,120
Accumulated undistributed net realized gain (loss) on investments	(50,142,398)	(9,283,615)	1,106,266	5,562,066
Net unrealized appreciation (depreciation) on investments	1,686,439	(3,180,652)	162,300,538	75,531,835
Net assets	$2,110,256,970	$302,154,648	$1,903,144,052	$337,802,367
Unaffiliated investments, including repurchase agreements, at cost	$3,058,635,884	$301,660,835	$1,734,003,477	$262,995,397
Affiliated investments, at cost	—	$9,432,359	$20,686,661	—
Foreign currency, at cost	$2,187,663	—	—	$364,623
Proceeds received on sale commitments outstanding	$11,823,748	—	—	—
Premiums received on written options	$2,600,735	—	—	—
Net unamortized upfront payment on swaps	($1,612,424)	—	—	—
Securities loaned, unaffiliated investments, at value	—	$9,210,139	$20,207,586	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$86,323,588	—	—
Shares outstanding	—	7,576,111	—	—
Net asset value, offering price and redemption price per share	—	$11.39	—	—

Class NAV
Net assets	$2,110,256,970	$215,831,060	$1,903,144,052	$337,802,367
Shares outstanding	157,240,693	18,959,365	172,084,880	28,654,624
Net asset value, offering price and redemption price per share	$13.42	$11.38	$11.06	$11.79

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Active Bond Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund	Capital Appreciation Fund
Dividends	$237,136	$4,581,685	—	$6,659,593
Interest	36,607,189	56,836	$8,196,262	587
Securities lending	62,289	130,670	—	303,556
Less foreign taxes withheld	—	(42,262)	(239,280)	(66,116)
Total investment income	36,906,614	4,726,929	7,956,982	6,897,620

Expenses
Investment management fees	6,201,495	3,646,658	1,387,595	6,447,715
Class 1 distribution and service fees	82,519	—	—	130,676
Accounting and legal services fees	151,595	53,190	27,650	133,990
Professional fees	57,377	27,648	43,564	42,136
Printing and postage	1,823	6,595	2,763	1,618
Custodian fees	153,982	68,570	79,018	125,638
Trustees’ fees	17,736	9,548	3,219	15,226
Other	113,247	118,883	7,700	32,247
Total expenses before reductions	6,779,774	3,931,092	1,551,509	6,929,246
Less expense reductions	(78,949)	(141,982)	(14,729)	(69,574)
Net expenses	6,700,825	3,789,110	1,536,780	6,859,672
Net investment income (loss)	30,205,789	937,819	6,420,202	37,948

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(16,721,988)	130,231,289	1,346,560	168,708,625
Affiliated investments	791	14,083	—	10,199
Futures contracts	—	—	901,642	—
Written options	—	23,673	—	—
	(16,721,197)	130,269,045	2,248,202	168,718,824

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(34,396,419)	(127,229,391)	(11,181,206)	(24,705,796)
Affiliated investments	977	(5,613)	—	(5,123)
Futures contracts	—	—	(11,636)	—
	(34,395,442)	(127,235,004)	(11,192,842)	(24,710,919)
Net realized and unrealized gain (loss)	(51,116,639)	3,034,041	(8,944,640)	144,007,905

Increase (decrease) in net assets from operations	($20,910,850)	$3,971,860	($2,524,438)	$144,045,853

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund	Global Bond Fund
Dividends	$14,202,632	—	$3,118,301	$2,513
Interest	11,395,665	$15,968,168	65,174	5,355,405
Securities lending	9,889	640	—	—
Less foreign taxes withheld	(38,307)	—	(124,925)	—
Total investment income	25,569,879	15,968,808	3,058,550	5,357,918

Expenses
Investment management fees	8,128,076	4,132,198	2,036,397	1,697,736
Class 1 distribution and service fees	—	49,976	—	15,465
Distribution and service fees	—	—	191	—
Accounting and legal services fees	146,655	103,480	36,736	35,419
Transfer agent fees	—	—	1,241	—
Professional fees	51,053	49,267	34,386	54,012
Printing and postage	33	895	2,083	1,872
Custodian fees	142,958	86,033	50,005	77,990
Trustees’ fees	16,882	11,682	3,409	4,051
State registration fees	—	—	1,375	—
Interest expense	—	—	—	17,759
Other	16,536	15,108	6,455	12,182
Total expenses before reductions	8,502,193	4,448,639	2,172,278	1,916,486
Less expense reductions	(403,360)	(53,768)	(19,369)	(18,435)
Net expenses	8,098,833	4,394,871	2,152,909	1,898,051
Net investment income (loss)	17,471,046	11,573,937	905,641	3,459,867

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	85,939,573	(14,255,967)	22,040,562	(19,632,050)
Affiliated investments	(511)	(5)	—	—
Futures contracts	—	—	—	(11,600,192)
Written options	4,253,023	—	—	819,395
Swap contracts	—	—	—	(2,640,117)
	90,192,085	(14,255,972)	22,040,562	(33,052,964)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(12,180,876)	(25,349,470)	(8,012,434)	(8,731,388)
Affiliated investments	5	42	—	—
Futures contracts	—	—	—	530,479
Written options	(1,431,252)	—	—	(727,886)
Swap contracts	—	—	—	11,872,734
	(13,612,123)	(25,349,428)	(8,012,434)	2,943,939
Net realized and unrealized gain (loss)	76,579,962	(39,605,400)	14,028,128	(30,109,025)

Increase (decrease) in net assets from operations	$94,051,008	($28,031,463)	$14,933,769	($26,649,158)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Global Real Estate Fund	Health Sciences Fund	High Yield Fund	International Growth Stock Fund
Dividends	$4,160,860	$859,677	$217,092	$5,700,015
Interest	5,922	6,089	17,391,306	99,166
Securities lending	1,723	—	69,226	—
Less foreign taxes withheld	(94,415)	(7,017)	(316)	(389,223)
Total investment income	4,074,090	858,749	17,677,308	5,409,958

Expenses
Investment management fees	951,266	1,106,672	1,754,952	3,277,120
Class 1 distribution and service fees	—	—	85,432	—
Accounting and legal services fees	15,183	15,476	37,440	59,373
Professional fees	34,842	29,822	46,501	46,643
Printing and postage	1,872	994	2,063	1,128
Custodian fees	35,392	21,894	36,511	136,807
Trustees’ fees	1,996	2,311	4,563	5,924
Other	5,076	7,512	10,482	13,399
Total expenses before reductions	1,045,627	1,184,681	1,977,944	3,540,394
Less expense reductions	(8,036)	(65,237)	(19,543)	(31,515)
Net expenses	1,037,591	1,119,444	1,958,401	3,508,879
Net investment income (loss)	3,036,499	(260,695)	15,718,907	1,901,079

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,983,471	5,403,222	3,277,724	(1,850,202)
Affiliated investments	54	—	937	—
Futures contracts	—	—	(888,780)	—
Written options	—	65,422	—	—
Swap contracts	—	—	(561,857)	—
	2,983,525	5,468,644	1,828,024	(1,850,202)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(13,208,834)	11,579,389 [1]	12,705,821	14,174,308
Affiliated investments	19	—	1,072	—
Futures contracts	—	—	117,325	—
Written options	—	(42,367)	57,122	—
Swap contracts	—	—	145,625	—
	(13,208,815)	11,537,022	13,026,965	14,174,308
Net realized and unrealized gain (loss)	(10,225,290)	17,005,666	14,854,989	12,324,106

Increase (decrease) in net assets from operations	($7,188,791)	$16,744,971	$30,573,896	$14,225,185

1	Net of $2,930 decrease in deferred foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	International Small Cap Fund	International Strategic Equity Allocation Fund[1]	International Value Fund	Investment Quality Bond Fund
Dividends	$4,583,174	$10,223,007	$12,382,973	—
Interest	164,943	1,896,863	35,581	$7,871,471
Securities lending	454,905	82,016	204,084	2,755
Less foreign taxes withheld	(450,204)	(897,942)	(858,353)	(476)
Total investment income	4,752,818	11,303,944	11,764,285	7,873,750

Expenses
Investment management fees	2,842,200	3,575,965	5,964,277	1,629,291
Class 1 distribution and service fees	18,062	—	46,693	19,986
Accounting and legal services fees	41,941	85,384	106,122	41,176
Professional fees	35,998	48,929	46,961	48,264
Printing and postage	1,794	12,239	1,830	1,852
Custodian fees	176,992	216,755	248,289	42,202
Trustees’ fees	5,545	6,852	11,930	4,840
Other	10,821	132,165	22,237	7,434
Total expenses before reductions	3,133,353	4,078,289	6,448,339	1,795,045
Less expense reductions	(22,316)	(744,025)	(56,675)	(21,380)
Net expenses	3,111,037	3,334,264	6,391,664	1,773,665
Net investment income (loss)	1,641,781	7,969,680	5,372,621	6,100,085

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,013,914)	(1,350,682)	33,144,953	(4,269,596)
Affiliated investments	345	—	763	368
Futures contracts	—	(4,236,015)	—	7,472
Written options	—	—	—	53,574
Swap contracts	—	—	—	470,877
	(3,013,569)	(5,586,697)	33,145,716	(3,737,305)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	20,916,361 [2]	101,329,333	82,230,960	(12,538,937)
Affiliated investments	2,364	1,636	(440)	(70)
Futures contracts	—	2,000,015	—	109,167
Swap contracts	—	—	—	1,468,203
	20,918,725	103,330,984	82,230,520	(10,961,637)
Net realized and unrealized gain (loss)	17,905,156	97,744,287	115,376,236	(14,698,942)

Increase (decrease) in net assets from operations	$19,546,937	$105,713,967	$120,748,857	($8,598,857)

1	Period from 10-17-16 (commencement of operations) to 2-28-17.
2	Net of $232,974 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio
Dividends	$2,605,428	$10,010,862	$575,776	$9,635,434
Interest	58,190	119,220	708	4,504
Income distributions received from affiliated funds	—	—	1,639,177	(2,877,846)
Securities lending	531,836	108,224	—	—
Less foreign taxes withheld	(27,045)	(58,693)	—	—
Total investment income	3,168,409	10,179,613	2,215,661	6,762,092

Expenses
Investment management fees	6,106,548	4,139,034	122,216	626,839
Class 1 distribution and service fees	80,373	—	—	—
Distribution and service fees	—	—	32,290	100,230
Transfer agent fees	—	—	11	8
Accounting and legal services fees	107,546	63,633	9,601	29,788
State registration fees	—	—	769	848
Professional fees	42,324	33,303	18,205	21,358
Printing and postage	1,421	1,754	1,587	955
Custodian fees	91,643	55,619	17,683	18,350
Trustees’ fees	11,535	7,282	733	2,337
Other	17,015	9,368	4,275	5,493
Total expenses before reductions	6,458,405	4,309,993	207,370	806,206
Less expense reductions	(55,737)	(230,267)	(20,447)	—
Net expenses	6,402,668	4,079,726	186,923	806,206
Net investment income (loss)	(3,234,259)	6,099,887	2,028,738	5,955,886

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	60,716,467	60,211,133	630,855	2,149,289
Affiliated investments	395	(2,202)	(113,872)	(393,426)
Capital gain distributions received from affiliated funds	—	—	6,805,480	69,006
Capital gain distributions received from affiliated funds	—	—	—	11,948,145
	60,716,862	60,208,931	7,322,463	13,773,014

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,711,846)	22,256,330	2,667,642	1,007,493
Affiliated investments	5,227	785	(406,265)	(297,824)
	(3,706,619)	22,257,115	2,261,377	709,669
Net realized and unrealized gain (loss)	57,010,243	82,466,046	9,583,840	14,482,683

Increase (decrease) in net assets from operations	$53,775,984	$88,565,933	$11,612,578	$20,438,569

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Equity Fund
Dividends	$1,078,932	$2,356,135	$1,230,708	$4,407,134
Interest	995	2,775	1,689	47,736
Income distributions received from affiliated funds	164,787	3,331,169	535,285	—
Total investment income	1,244,714	5,690,079	1,767,682	4,454,870

Expenses
Investment management fees	175,516	418,456	197,433	939,624
Distribution and service fees	20,084	82,936	26,341	—
Transfer agent fees	19	64	43	—
Accounting and legal services fees	6,002	24,676	7,885	15,837
State registration fees	848	848	848	—
Professional fees	17,567	20,588	17,952	25,321
Printing and postage	1,657	1,191	1,240	1,365
Custodian fees	14,183	18,350	14,183	14,086
Trustees’ fees	599	1,808	661	1,806
Other	4,443	4,771	4,234	4,631
Total expenses before reductions	240,918	573,688	270,820	1,002,670
Less expense reductions	(24,831)	—	(20,452)	(49,469)
Net expenses	216,087	573,688	250,368	953,201
Net investment income (loss)	1,028,627	5,116,391	1,517,314	3,501,669

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	299,001	1,641,621	334,138	2,583,833
Affiliated investments	48,493	(219,281)	(153,455)	—
Capital gain distributions received from unaffiliated funds	27,452	30,095	30,967	—
Capital gain distributions received from affiliated funds	684,156	13,830,234	2,222,378	—
	1,059,102	15,282,669	2,434,028	2,583,833

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,427,377)	3,702,022	(512,446)	(10,289,008)
Affiliated investments	(13,082)	(1,027,657)	(81,615)	—
	(1,440,459)	2,674,365	(594,061)	(10,289,008)
Net realized and unrealized gain (loss)	(381,357)	17,957,034	1,839,967	(7,705,175)

Increase (decrease) in net assets from operations	$647,270	$23,073,425	$3,357,281	($4,203,506)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund	Short Term Government Income Fund
Dividends	$14,974,253	—	$2,977,992	—
Interest	472	$8,506,555	157,591	$1,637,027
Securities lending	1,844	—	108,433	—
Less foreign taxes withheld	—	—	(27,639)	—
Total investment income	14,976,569	8,506,555	3,216,377	1,637,027

Expenses
Investment management fees	2,060,424	3,537,788	3,453,203	661,649
Class 1 distribution and service fees	147,173	19,917	—	—
Accounting and legal services fees	43,130	74,095	49,308	17,197
Professional fees	29,629	58,511	50,216	37,374
Printing and postage	1,467	89	1,247	1,778
Custodian fees	35,342	81,794	54,161	16,965
Trustees’ fees	5,193	7,989	6,330	2,653
Interest expense	—	69,044	—	—
Other	7,970	2,314	9,060	4,385
Total expenses before reductions	2,330,328	3,851,541	3,623,525	742,001
Less expense reductions	(22,372)	(38,499)	(151,158)	(9,001)
Net expenses	2,307,956	3,813,042	3,472,367	733,000
Net investment income (loss)	12,668,613	4,693,513	(255,990)	904,027

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(751,137)	(233,682)	74,430,253	172,370
Affiliated investments	(718)	—	3,899	—
Futures contracts	—	1,349,707	—	—
Written options	—	818,128	—	—
Swap contracts	—	(574,814)	—	—
	(751,855)	1,359,339	74,434,152	172,370

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(28,518,800)	(14,727,720)	(7,929,056)	(2,617,211)
Affiliated investments	58	—	(2,228)	—
Futures contracts	—	(61,503)	—	—
Written options	—	(634,980)	—	—
Swap contracts	—	10,073,674	—	—
	(28,518,742)	(5,350,529)	(7,931,284)	(2,617,211)
Net realized and unrealized gain (loss)	(29,270,597)	(3,991,190)	66,502,868	(2,444,841)

Increase (decrease) in net assets from operations	($16,601,984)	$702,323	$66,246,878	($1,540,814)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund	Strategic Equity Allocation Fund
Dividends	$894,005	$819,842	$2,209,280	$73,014,088
Interest	5,723	7,627	7,920	50,719
Securities lending	58,083	17,582	28,981	726,041
Less foreign taxes withheld	(468)	—	(2,000)	(2,092,142)
Total investment income	957,343	845,051	2,244,181	71,698,706

Expenses
Investment management fees	1,068,453	943,273	1,313,726	21,864,438
Class 1 distribution and service fees	—	—	22,091	—
Accounting and legal services fees	14,922	13,875	18,341	512,430
Professional fees	27,157	22,638	23,277	115,616
Printing and postage	1,206	1,529	1,472	1,569
Custodian fees	12,790	11,776	15,336	740,147
Trustees’ fees	1,687	1,466	2,201	54,264
Other	4,854	4,322	5,200	46,474
Total expenses before reductions	1,131,069	998,879	1,401,644	23,334,938
Less expense reductions	(7,732)	(7,174)	(77,287)	(4,604,806)
Net expenses	1,123,337	991,705	1,324,357	18,730,132
Net investment income (loss)	(165,994)	(146,654)	919,824	52,968,574

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,421,782	9,618,947	22,961,210	307,302,585
Affiliated investments	(2,064)	(1,047)	442	19,496
Futures contracts	—	—	—	14,903,036
	7,419,718	9,617,900	22,961,652	322,225,117

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,678,587	7,051,204	7,856,355	206,474,454
Affiliated investments	1,127	302	413	(4,097)
Futures contracts	—	—	—	3,779,015
	11,679,714	7,051,506	7,856,768	210,249,372
Net realized and unrealized gain (loss)	19,099,432	16,669,406	30,818,420	532,474,489

Increase (decrease) in net assets from operations	$18,933,438	$16,522,752	$31,738,244	$585,443,063

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2017 (unaudited)

Investment income	Total Return Fund	U.S. High Yield Bond Fund	U.S. Strategic Equity Allocation Fund	Value Fund
Dividends	$524,588	$498,858	$12,885,164	$5,190,686
Interest	26,099,915	10,651,189	7,474	15,878
Securities lending	—	41,468	80,842	—
Less foreign taxes withheld	—	—	(71)	—
Total investment income	26,624,503	11,191,515	12,973,409	5,206,564

Expenses
Investment management fees	6,716,517	1,236,798	3,809,711	1,179,761
Class 1 distribution and service fees	—	20,284	—	—
Accounting and legal services fees	145,748	24,252	93,315	24,677
Professional fees	73,967	31,483	51,783	24,340
Printing and postage	1,788	1,463	13,767	1,234
Custodian fees	175,863	23,030	106,304	20,844
Trustees’ fees	17,094	2,950	1,930	2,811
Interest expense	9,851	—	—	—
Other	16,801	23,789	4,368	6,381
Total expenses before reductions	7,157,629	1,364,049	4,081,178	1,260,048
Less expense reductions	(772,272)	(12,736)	(794,166)	(12,826)
Net expenses	6,385,357	1,351,313	3,287,012	1,247,222
Net investment income (loss)	20,239,146	9,840,202	9,686,397	3,959,342

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,004,036)	1,216,336	(3,206,266)	9,731,439
Affiliated investments	—	1,905	(2,811)	—
Futures contracts	(18,970,084)	—	4,315,343	—
Written options	3,563,822	—	—	—
Swap contracts	3,019,996	—	—	—
	(24,390,302)	1,218,241	1,106,266	9,731,439

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(60,339,873)	6,834,389	160,557,033	24,275,568
Affiliated investments	—	198	370	—
Futures contracts	4,502,586	—	1,743,135	—
Written options	(1,343,247)	—	—	—
Swap contracts	50,233,473	—	—	—
	(6,947,061)	6,834,587	162,300,538	24,275,568
Net realized and unrealized gain (loss)	(31,337,363)	8,052,828	163,406,804	34,007,007

Increase (decrease) in net assets from operations	($11,098,217)	$17,893,030	$173,093,201	$37,966,349

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		Alpha Opportunities Fund		Asia Pacific Total Return Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$30,205,789	$59,109,708	$937,819	$8,510,839	$6,420,202	$14,228,441
Net realized gain (loss)	(16,721,197)	9,288,644	130,269,045	(100,732,864)	2,248,202	(12,783,191)
Change in net unrealized appreciation (depreciation)	(34,395,442)	52,074,108	(127,235,004)	181,410,721	(11,192,842)	41,361,245
Increase (decrease) in net assets resulting from operations	(20,910,850)	120,472,460	3,971,860	89,188,696	(2,524,438)	42,806,495
Distributions to shareholders
From net investment income
Class 1	(5,881,881)	(9,019,493)	—	—	—	—
Class NAV	(32,178,635)	(54,582,937)	(6,093,066)	(10,733,457)	(6,046,154)	(12,135,441)
From net realized gain
Class 1	(392,865)	(326,755)	—	—	—	—
Class NAV	(2,044,400)	(1,866,920)	—	(194,568,158)	—	—
Total distributions	(40,497,781)	(65,796,105)	(6,093,066)	(205,301,615)	(6,046,154)	(12,135,441)
From fund share transactions	(34,099,801)	326,156,181	(1,220,003,353)	(21,757,909)	(17,931,299)	(40,892,718)
Total increase (decrease)	(95,508,432)	380,832,536	(1,222,124,559)	(137,870,828)	(26,501,891)	(10,221,664)

Net assets
Beginning of period	2,188,481,874	1,807,649,338	1,490,765,031	1,628,635,859	411,861,864	422,083,528
End of period	$2,092,973,442	$2,188,481,874	$268,640,472	$1,490,765,031	$385,359,973	$411,861,864

Undistributed net investment income (loss)	$7,115,879	$14,970,606	($168,549)	$4,986,698	$419,754	$45,706

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$37,948	$1,624,370	$17,471,046	$27,994,372	$11,573,937	$21,062,487
Net realized gain (loss)	168,718,824	200,830,235	90,192,085	64,435,834	(14,255,972)	21,427,819
Change in net unrealized appreciation (depreciation)	(24,710,919)	(108,735,220)	(13,612,123)	119,679,483	(25,349,428)	30,342,412
Increase (decrease) in net assets resulting from operations	144,045,853	93,719,385	94,051,008	212,109,689	(28,031,463)	72,832,718
Distributions to shareholders
From net investment income
Class 1	(335,781)	(93,612)	—	—	(2,204,151)	(3,390,519)
Class NAV	(1,426,495)	(950,595)	(34,666,083)	(29,939,547)	(13,713,682)	(20,094,493)
From net realized gain
Class 1	(59,182,847)	(77,629,558)	—	—	(2,209,566)	—
Class NAV	(145,033,287)	(185,021,813)	(67,805,945)	(202,982,823)	(13,708,646)	—
Total distributions	(205,978,410)	(263,695,578)	(102,472,028)	(232,922,370)	(31,836,045)	(23,485,012)
From fund share transactions	(104,972,291)	27,272,285	(88,574,138)	121,086,585	157,298,831	184,034,937
Total increase (decrease)	(166,904,848)	(142,703,908)	(96,995,158)	100,273,904	97,431,323	233,382,643

Net assets
Beginning of period	1,964,135,120	2,106,839,028	2,100,772,492	2,000,498,588	1,445,872,630	1,212,489,987
End of period	$1,797,230,272	$1,964,135,120	$2,003,777,334	$2,100,772,492	$1,543,303,953	$1,445,872,630

Undistributed net investment income (loss)	($146,015)	$1,578,313	$1,982,830	$19,177,867	$2,231,820	$6,575,716

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Fundamental Global Franchise Fund		Global Bond Fund		Global Real Estate Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$905,641	$4,053,795	$3,459,867	$7,913,911	$3,036,499	$6,287,939
Net realized gain (loss)	22,040,562	53,426,124	(33,052,964)	10,361,352	2,983,525	18,497,932
Change in net unrealized appreciation (depreciation)	(8,012,434)	27,321,418	2,943,939	30,392,473	(13,208,815)	15,041,295
Increase (decrease) in net assets resulting from operations	14,933,769	84,801,337	(26,649,158)	48,667,736	(7,188,791)	39,827,166
Distributions to shareholders
From net investment income
Class A	(384)	(685)	—	—	—	—
Class I	(12,724)	(9,656)	—	—	—	—
Class 1	—	—	(1,523,354)	(13,163)	—	—
Class NAV	(3,972,000)	(4,087,759)	(11,164,725)	(284,112)	(10,272,101)	(5,422,106)
From net realized gain
Class A	(12,628)	(12,814)	—	—	—	—
Class I	(203,971)	(112,789)	(213,199)	—	—	—
Class NAV	(53,885,715)	(41,767,440)	(1,531,174)	—	—	—
Total distributions	(58,087,422)	(45,991,143)	(14,432,452)	(297,275)	(10,272,101)	(5,422,106)
From fund share transactions	162,857,095	(35,527,038)	36,370,110	(73,394,903)	13,391,920	(99,460,974)
Total increase (decrease)	119,703,442	3,283,156	(4,711,500)	(25,024,442)	(4,068,972)	(65,055,914)

Net assets
Beginning of period	453,152,658	449,869,502	497,231,850	522,256,292	222,330,652	287,386,566
End of period	$572,856,100	$453,152,658	$492,520,350	$497,231,850	$218,261,680	$222,330,652

Undistributed net investment income (loss)	$233,700	$3,313,167	$1,862,156	$11,090,368	($4,859,128)	$2,376,474

	Health Sciences Fund		High Yield Fund		International Growth Stock Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	($260,695)	($837,912)	$15,718,907	$36,930,088	$1,901,079	$12,039,002
Net realized gain (loss)	5,468,644	58,543,654	1,828,024	(56,131,879)	(1,850,202)	(27,474,188)
Change in net unrealized appreciation (depreciation)	11,537,022	(78,958,372)	13,026,965	45,154,684	14,174,308	52,034,902
Increase (decrease) in net assets resulting from operations	16,744,971	(21,252,630)	30,573,896	25,952,893	14,225,185	36,599,716
Distributions to shareholders
From net investment income
Class 1	—	—	(12,545,821)	(25,062,983)	—	—
Class NAV	—	(268,135)	(6,660,883)	(13,653,830)	(12,870,075)	(9,700,412)
From net realized gain
Class 1	—	—	—	—	—	—
Class NAV	(50,343,681)	(210,448,212)	—	—	—	(12,948,337)
Total distributions	(50,343,681)	(210,716,347)	(19,206,704)	(38,716,813)	(12,870,075)	(22,648,749)
From fund share transactions	35,358,016	80,113,670	(34,001,971)	(56,813,606)	111,977,392	14,749,603
Total increase (decrease)	1,759,306	(151,855,307)	(22,634,779)	(69,577,526)	113,332,502	28,700,570

Net assets
Beginning of period	216,206,696	368,062,003	528,326,064	597,903,590	779,767,368	751,066,798
End of period	$217,966,002	$216,206,696	$505,691,285	$528,326,064	$893,099,870	$779,767,368

Undistributed net investment income (loss)	($386,303)	($125,608)	$4,662,249	$8,150,046	($3,739,191)	$7,229,805

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	International Small Cap Fund		International Strategic Equity Allocation Fund	International Value Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Period ended 2-28-17 (unaudited)[1]	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$1,641,781	$10,264,562	$7,969,680	$5,372,621	$32,878,995
Net realized gain (loss)	(3,013,569)	(32,398,390)	(5,586,697)	33,145,716	(75,880,166)
Change in net unrealized appreciation (depreciation)	20,918,725	12,706,334	103,330,984	82,230,520	93,763,232
Increase (decrease) in net assets resulting from operations	19,546,937	(9,427,494)	105,713,967	120,748,857	50,762,061
Distributions to shareholders
From net investment income
Class 1	(1,135,947)	(849,681)	—	(4,346,857)	(3,736,616)
Class NAV	(8,507,122)	(6,881,611)	(4,972,148)	(30,949,632)	(30,264,287)
From net realized gain
Class NAV	—	—	(1,738,059)	—	—
Total distributions	(9,643,069)	(7,731,292)	(6,710,207)	(35,296,489)	(34,000,903)
Portfolio share transactions	(23,142,524)	(162,977,056)	1,663,817,902	(123,118,143)	(257,666,798)
Issued in reorganization	—	—	—	—	—
Total from portfolio share transactions	(23,142,524)	(162,977,056)	1,663,817,902	(123,118,143)	(257,666,798)
Total increase (decrease)	(13,238,656)	(180,135,842)	1,762,821,662	(37,665,775)	(240,905,640)

Net assets
Beginning of period	613,954,508	794,090,350	—	1,533,431,023	1,774,336,663
End of period	$600,715,852	$613,954,508	$1,762,821,662	$1,495,765,248	$1,533,431,023
Undistributed net investment income (loss)	($541,333)	$7,459,955	$2,997,532	($55,487)	$29,868,381

	Investment Quality Bond Fund		Mid Cap Stock Fund		Mid Value Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$6,100,085	$13,999,961	($3,234,259)	($2,809,424)	$6,099,887	$10,802,930
Net realized gain (loss)	(3,737,305)	3,675,662	60,716,862	(18,330,014)	60,208,931	56,489,875
Change in net unrealized appreciation (depreciation)	(10,961,637)	19,298,890	(3,706,619)	65,690,289	22,257,115	61,723,694
Increase (decrease) in net assets resulting from operations	(8,598,857)	36,974,513	53,775,984	44,550,851	88,565,933	129,016,499
Distributions to shareholders
From net investment income
Class 1	(1,070,093)	(1,392,061)	—	—	—	—
Class NAV	(6,707,423)	(9,981,098)	—	—	(7,324,173)	(12,391,545)
From net realized gain
Class 1	(616,116)	(673,803)	(1,560,989)	(39,928,134)	—	—
Class NAV	(3,797,150)	(4,815,837)	(5,661,822)	(133,298,081)	(71,236,452)	(91,207,573)
Total distributions	(12,190,782)	(16,862,799)	(7,222,811)	(173,226,215)	(78,560,625)	(103,599,118)
From fund share transactions	(172,450,167)	(738,468)	3,978,421	54,760,235	(69,087,590)	(60,866,426)
Total increase (decrease)	(193,239,806)	19,373,246	50,531,594	(73,915,129)	(59,082,282)	(35,449,045)

Net assets
Beginning of period	599,245,046	579,871,800	1,486,635,035	1,560,550,164	921,929,539	957,378,584
End of period	$406,005,240	$599,245,046	$1,537,166,629	$1,486,635,035	$862,847,257	$921,929,539

Undistributed net investment income (loss)	$1,396,421	$3,073,852	($4,802,408)	($1,568,149)	$1,737,576	$2,961,862

1	From period 10-17-16 (commencement of operations) to 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio		Multi-Index Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$2,028,738	$1,041,395	$5,955,886	$5,176,558	$1,028,627	$1,233,447
Net realized gain (loss)	7,322,463	969,664	13,773,014	2,018,980	1,059,102	(146,593)
Change in net unrealized appreciation (depreciation)	2,261,377	5,667,939	709,669	16,192,156	(1,440,459)	3,440,556
Increase (decrease) in net assets resulting from operations	11,612,578	7,678,998	20,438,569	23,387,694	647,270	4,527,410
Distributions to shareholders
From net investment income
Class R6	(2,297)	(2,083)	(1,789)	(2,753)	(3,695)	(6,523)
Class 1	(2,226,925)	(947,687)	(6,531,355)	(4,835,557)	(1,221,773)	(1,066,378)
From net realized gain
Class R6	(1,983)	(539)	(973)	(260)	(1,488)	(357)
Class 1	(1,957,132)	(252,494)	(3,694,184)	(426,840)	(491,666)	(44,675)
Total distributions	(4,188,337)	(1,202,803)	(10,228,301)	(5,265,410)	(1,718,622)	(1,117,933)
From fund share transactions	48,609,924	53,640,203	137,370,659	190,707,768	14,306,244	42,162,113
Total increase (decrease)	56,034,165	60,116,398	147,580,927	208,830,052	13,234,892	45,571,590

Net assets
Beginning of period	105,087,598	44,971,200	349,657,318	140,827,266	74,711,059	29,139,469
End of period	$161,121,763	$105,087,598	$497,238,245	$349,657,318	$87,945,951	$74,711,059

Undistributed net investment income (loss)	($93,863)	$106,621	$5,181	$582,439	$45,441	$242,282

	Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio		Real Estate Equity Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$5,116,391	$3,150,085	$1,517,314	$1,507,856	$3,501,669	$4,501,925
Net realized gain (loss)	15,282,669	2,648,289	2,434,028	34,585	2,583,833	26,441,761
Change in net unrealized appreciation (depreciation)	2,674,365	13,002,115	(594,061)	3,967,686	(10,289,008)	15,349,603
Increase (decrease) in net assets resulting from operations	23,073,425	18,800,489	3,357,281	5,510,127	(4,203,506)	46,293,289
Distributions to shareholders
From net investment income
Class R6	(13,475)	(15,200)	(8,692)	(12,463)	—	—
Class 1	(6,206,406)	(2,395,011)	(1,717,536)	(1,378,271)	—	—
Class NAV	—	—	—	—	(4,307,084)	(3,324,034)
From net realized gain
Class R6	(8,164)	(2,362)	(3,018)	(1,004)	—	—
Class 1	(3,844,555)	(379,688)	(647,491)	(112,008)	—	—
Class NAV	—	—	—	—	(24,541,165)	(23,858,101)
Total distributions	(10,072,600)	(2,792,261)	(2,376,737)	(1,503,746)	(28,848,249)	(27,182,135)
From fund share transactions	117,646,177	144,300,372	39,890,384	41,539,774	36,621,777	(28,172,064)
Total increase (decrease)	130,647,002	160,308,600	40,870,928	45,546,155	3,570,022	(9,060,910)

Net assets
Beginning of period	277,382,914	117,074,314	88,847,445	43,301,290	220,427,741	229,488,651
End of period	$408,029,916	$277,382,914	$129,718,373	$88,847,445	$223,997,763	$220,427,741

Undistributed net investment income (loss)	($133,406)	$970,084	$18,428	$227,342	$535,896	$1,341,311

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Real Estate Securities Fund		Real Return Bond Fund		Science & Technology Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$12,668,613	$18,612,273	$4,693,513	$11,001,760	($255,990)	$1,367,497
Net realized gain (loss)	(751,855)	41,885,694	1,359,339	(15,402,074)	74,434,152	34,385,981
Change in net unrealized appreciation (depreciation)	(28,518,742)	70,780,643	(5,350,529)	45,738,339	(7,931,284)	98,308,465
Increase (decrease) in net assets resulting from operations	(16,601,984)	131,278,610	702,323	41,338,025	66,246,878	134,061,943
Distributions to shareholders
From net investment income
Class 1	(20,672,062)	(10,374,172)	(1,390,301)	(1,110,720)	—	—
Class NAV	—	—	(16,705,410)	(7,322,232)	(1,244,469)	—
From net realized gain
Class 1	(45,093,392)	(53,994,317)	—	—	—	—
Class NAV	—	—	—	—	(55,294,192)	(169,699,499)
Total distributions	(65,765,454)	(64,368,489)	(18,095,711)	(8,432,952)	(56,538,661)	(169,699,499)
From fund share transactions	(4,697,642)	76,881,198	83,102,492	393,915,475	(136,127,521)	(27,158,140)
Total increase (decrease)	(87,065,080)	143,791,319	65,709,104	426,820,548	(126,419,304)	(62,795,696)

Net assets
Beginning of period	664,752,925	520,961,606	992,240,060	565,419,512	766,308,100	829,103,796
End of period	$577,687,845	$664,752,925	$1,057,949,164	$992,240,060	$639,888,796	$766,308,100

Undistributed net investment income (loss)	$1,465,226	$9,468,675	($3,366,863)	$10,035,335	($257,287)	$1,243,172

	Short Term Government Income Fund		Small Cap Growth Fund		Small Company Growth Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16
From operations
Net investment income (loss)	$904,027	$1,958,946	($165,994)	($1,026,861)	($146,654)	($300,774)
Net realized gain (loss)	172,370	362,573	7,419,718	(19,277,576)	9,617,900	7,786,904
Change in net unrealized appreciation (depreciation)	(2,617,211)	389,943	11,679,714	5,875,315	7,051,506	(1,564,440)
Increase (decrease) in net assets resulting from operations	(1,540,814)	2,711,462	18,933,438	(14,429,122)	16,522,752	5,921,690
Distributions to shareholders
From net investment income
Class NAV	(2,781,459)	(3,760,750)	—	—	—	—
From net realized gain
Class NAV	—	—	—	(28,506,115)	(11,370,175)	(19,408,070)
Total distributions	(2,781,459)	(3,760,750)	—	(28,506,115)	(11,370,175)	(19,408,070)
From fund share transactions	(77,829,176)	87,980,868	(11,889,567)	32,517,263	17,826,973	4,981,605
Total increase (decrease)	(82,151,449)	86,931,580	7,043,871	(10,417,974)	22,979,550	(8,504,775)

Net assets
Beginning of period	313,062,640	226,131,060	203,057,238	213,475,212	179,105,852	187,610,627
End of period	$230,911,191	$313,062,640	$210,101,109	$203,057,238	$202,085,402	$179,105,852

Undistributed net investment income (loss)	($421,522)	$1,455,910	($923,046)	($757,052)	($389,503)	($242,849)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Small Company Value Fund		Strategic Equity Allocation Fund		Total Return Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16

From operations
Net investment income (loss)	$919,824	$2,267,028	$52,968,574	$119,599,697	$20,239,146	$43,383,810
Net realized gain (loss)	22,961,652	34,781,480	322,225,117	360,895,795	(24,390,302)	709,642
Change in net unrealized appreciation (depreciation)	7,856,768	1,458,998	210,249,372	73,499,010	(6,947,061)	50,531,347
Increase (decrease) in net assets resulting from operations	31,738,244	38,507,506	585,443,063	553,994,502	(11,098,217)	94,624,799
Distributions to shareholders
From net investment income
Class 1[1]	(700,493)	(711,693)	—	—	—	(6,183,860)
Class NAV	(1,158,535)	(1,845,323)	(122,909,561)	(103,076,356)	(38,808,301)	(62,096,358)
From net realized gain
Class 1[1]	(10,193,313)	(18,951,186)	—	—	—	—
Class NAV	(15,946,691)	(46,494,901)	(510,291,738)	(269,626,098)	—	(12,019,120)
Total distributions	(27,999,032)	(68,003,103)	(633,201,299)	(372,702,454)	(38,808,301)	(80,299,338)
From fund share transactions	(29,459,617)	15,964,556	100,418,385	839,651,334	160,183,959	(106,024,912)
Total increase (decrease)	(25,720,405)	(13,531,041)	52,660,149	1,020,943,382	110,277,441	(91,699,451)

Net assets
Beginning of period	269,391,500	282,922,541	7,138,814,119	6,117,870,737	1,999,979,529	2,091,678,980
End of period	$243,671,095	$269,391,500	$7,191,474,268	$7,138,814,119	$2,110,256,970	$1,999,979,529

Undistributed net investment income (loss)	$128,424	$1,067,628	$10,835,213	$80,776,200	($5,808,964)	$12,760,191

	U.S. High Yield Bond Fund		U.S. Strategic Equity Allocation Fund	Value Fund
Increase (decrease) in net assets	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16	Period ended 2-28-17 (unaudited)[2]	Six months ended 2-28-17 (unaudited)	Year ended 8-31-16

From operations
Net investment income (loss)	$9,840,202	$19,356,564	$9,686,397	$3,959,342	$2,976,630
Net realized gain (loss)	1,218,241	(6,518,010)	1,106,266	9,731,439	2,281,683
Change in net unrealized appreciation (depreciation)	6,834,587	9,039,883	162,300,538	24,275,568	1,354,234
Increase (decrease) in net assets resulting from operations	17,893,030	21,878,437	173,093,201	37,966,349	6,612,547
Distributions to shareholders
From net investment income
Class 1	(2,641,589)	(5,191,686)	—	—	—
Class NAV	(8,565,493)	(16,244,920)	(5,881,152)	(5,393,168)	(2,039,199)
From net realized gain
Class NAV	—	—	—	(4,317,089)	(29,784,275)
Total distributions	(11,207,082)	(21,436,606)	(5,881,152)	(9,710,257)	(31,823,474)
From fund share transactions	(66,196,079)	13,275,207	1,735,932,003	(45,125,199)	9,747,992
Total increase (decrease)	(59,510,131)	13,717,038	1,903,144,052	(16,869,107)	(15,462,935)

Net assets
Beginning of period	361,664,779	347,947,741	—	354,671,474	370,134,409
End of period	$302,154,648	$361,664,779	$1,903,144,052	$337,802,367	$354,671,474

Undistributed net investment income (loss)	$2,510,074	$3,876,954	$3,805,245	$74,120	$1,507,946

1	Class 1 Shares of Total Return Fund liquidated on 10-16-15.
2	Period from 9-26-16 (commencement of operations) to 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of cash flows — February 28, 2017

Alpha Opportunities Fund
Cash flows from operating activities
Net increase in net assets from operations	$3,971,860
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(350,866,967)
Long-term investments sold	1,545,042,150
Decrease in short term investments	81,568,242
Net amortization of premium (discount)	(17,078)
Decrease in foreign currency	59,350
Decrease in receivable for investments sold	9,074,890
Decrease in unrealized appreciation on forward foreign currency contracts	4,054
Decrease in dividend and interest receivable	1,606,271
Decrease in receivable for securities lending income	63,393
Decrease in other assets	4,165
Decrease in payable for investment purchased	(8,514,455)
Decrease in payable upon return of securities loaned	(49,794,487)
Decrease in payable to affiliates	(6,043)
Decrease in other liabilities and accrued expenses	(17,112)
Net change in unrealized (appreciation) depreciation on investments	127,234,021
Net realized gain on investments	(130,343,143)
Net cash provided by operating activities	$1,229,069,111

Cash flows from financing activities
Fund shares sold	$3,948,242
Fund shares repurchased	($1,230,044,661)
Decrease in payable for fund shares repurchased	$(2,515,669)
Net cash used in financing activities	($1,228,612,088)

Net increase in cash	$457,023

Cash at beginning of period	$81,724

Cash at end of period	$538,747

Supplemental disclosure of cash flow information
Noncash financing activities not included herein consists of reinvestment of dividends:	$6,093,066

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of cash flows — February 28, 2017

Real Return Bond Fund
Cash flows from operating activities
Net increase in net assets from operations	$702,323
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(549,839,453)
Long-term investments sold	549,583,007
Sale commitments purchased	(487,142,125)
Sale commitments sold	484,729,688
Increase in short-term investments	(31,838,270)
Net amortization of premium (discount)	(1,010,832)
Increase in foreign currency	(87,337)
Increase in cash held at broker for futures contracts	(826,276)
Increase in receivable for investments sold	(7,435,747)
Decrease in receivable for delayed delivery securities sold	21,868,574
Increase in unrealized appreciation/depreciation for forward foreign currency contracts	(1,542,163)
Decrease in dividends and interest receivable	151,325
Decrease in unrealized appreciation/depreciation of swap contracts	115,380
Increase in other assets	(2,025)
Decrease in receivable for centrally cleared swaps	2,201,268
Increase in payable for collateral held by fund	1,038,000
Increase in payable for investments purchased	20,189,943
Decrease in payable for delayed delivery securities purchased	(10,788,735)
Increase in payable for written options	427,222
Increase in payable for futures variation margin	14,898
Increase in payable to affiliates	28,032
Decrease in other liabilities and accrued expenses	(37,178)
Net change in unrealized (appreciation) depreciation on investments	16,219,944
Net realized loss on investments	5,883,583
Net cash provided by operating activities	$12,603,046

Cash flows from financing activities
Borrowings under sale-buybacks	$833,687,638
Repayments of sale-buybacks	(833,602,916)
Decrease in payable for sale-buybacks	(936,749)
Decrease in payable for open reverse repurchase agreement	(72,157,924)
Fund shares sold	127,186,987
Fund shares repurchased	(62,180,206)
Increase in receivable for fund shares sold	(28,217)
Decrease in payable for fund shares repurchased	(486,344)
Net cash used in financing activities	($8,517,731)

Net increase in cash	$4,085,315

Cash at beginning of period	$33

Cash at end of period	$4,085,348

Supplemental disclosure of cash flow information:
Cash paid for interest	$69,044
Noncash financing activities not included herein consists of reinvestment of dividends:	($18,095,711)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Fund
CLASS 1
02-28-2017[3]	10.35	0.14		(0.24)	(0.10)	(0.18)	(0.01)	—	(0.19)	10.06	(0.93)[4]	0.69	[5]	0.69	[5]	2.87	[5]	342	37
08-31-2016	10.11	0.30		0.28	0.58	(0.33)	(0.01)	—	(0.34)	10.35	5.91	0.69		0.68		2.98		328	80
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.69	0.68		0.67		3.28		240	63
08-31-2014	10.08	0.36		0.45	0.81	(0.38)	(0.05)	—	(0.43)	10.46	8.25	0.68		0.68		3.50		102	81
08-31-2013	10.48	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68		0.68		3.21		72	96
08-31-2012	10.26	0.35		0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68		0.68		3.45		65	89
CLASS NAV
02-28-2017[3]	10.34	0.15		(0.25)	(0.10)	(0.18)	(0.01)	—	(0.19)	10.05	(0.91)[4]	0.64	[5]	0.64	[5]	2.91	[5]	1,751	37
08-31-2016	10.11	0.30		0.28	0.58	(0.34)	(0.01)	—	(0.35)	10.34	5.87	0.64		0.63		3.02		1,860	80
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.74	0.63		0.62		3.34		1,567	63
08-31-2014	10.07	0.36		0.47	0.83	(0.39)	(0.05)	—	(0.44)	10.46	8.41	0.63		0.63		3.54		1,611	81
08-31-2013	10.47	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63		0.63		3.26		1,720	96
08-31-2012	10.25	0.36		0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63		0.63		3.49		1,576	89
1.  Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund
CLASS NAV
02-28-2017[3]	11.05	0.01		0.74	0.75	(0.27)	—	—	(0.27)	11.53	6.88 [4]	1.04	[5]	1.00	[5]	0.25	[5]	269	47
08-31-2016	11.86	0.06		0.64	0.70	(0.08)	(1.43)	—	(1.51)	11.05	6.39	0.99		0.96		0.55		1,491	95
08-31-2015	13.58	0.07		(0.16)	(0.09)	(0.06)	(1.57)	—	(1.63)	11.86	(1.00)	1.00		0.96		0.54		1,629	98
08-31-2014	12.67	0.06		2.55	2.61	(0.07)	(1.63)	—	(1.70)	13.58	21.69	1.01		0.97		0.49		1,886	109
08-31-2013	10.66	0.09		2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01		1.00		0.76		1,415	130
08-31-2012	10.91	0.06		1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01		1.01		0.59		1,205	151
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Asia Pacific Total Return Bond Fund
CLASS NAV
02-28-2017[3]	9.64	0.16		0.08	0.24	(0.45)	—	—	(0.45)	9.43	(0.60)[5]	0.80	[6]	0.79	[6]	3.31	[6]	385	17
08-31-2016	8.94	0.32		0.64	0.96	(0.26)	—	—	(0.26)	9.64	10.96	0.81		0.80		3.44		412	54
08-31-2015	9.63	0.30		(0.74)	(0.44)	(0.25)	—	—	(0.25)	8.94	(4.65)	0.83		0.82		3.21		422	35
08-31-2014	9.25	0.28		0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12	0.87		0.86		3.00		443	31
08-31-2013[4]	10.00	0.16		(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[5]	0.89	[6]	0.86	[6]	2.64	[6]	404	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 1-16-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

Capital Appreciation Fund
CLASS 1
02-28-2017[3]	16.60	—	[4]	1.24	1.24	(0.01)	(1.93)	—	(1.94)	15.90	8.40 [5]	0.79	[6]	0.78	[6]	(0.03)[6]		523	22
08-31-2016	18.12	0.01		0.83	0.84	— [4]	(2.36)	—	(2.36)	16.60	4.41	0.79		0.78		0.05		551	32
08-31-2015	18.30	—	[4]	1.22	1.22	—	(1.40)	—	(1.40)	18.12	7.01	0.78		0.77		0.01		588	33
08-31-2014	15.07	—	[4]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39	0.78		0.78		(0.02)		588	45
08-31-2013	12.87	0.04		2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79		0.78		0.27		507	44
08-31-2012	11.44	0.01		1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78		0.78		0.11		439	52
CLASS NAV
02-28-2017[3]	16.63	—	[4]	1.25	1.25	(0.02)	(1.93)	—	(1.95)	15.93	8.44 [5]	0.74	[6]	0.73	[6]	0.02	[6]	1,275	22
08-31-2016	18.15	0.02		0.83	0.85	(0.01)	(2.36)	—	(2.37)	16.63	4.45	0.74		0.73		0.10		1,413	32
08-31-2015	18.32	0.01		1.22	1.23	—	(1.40)	—	(1.40)	18.15	7.06	0.73		0.72		0.06		1,519	33
08-31-2014	15.08	0.01		4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49	0.73		0.73		0.03		1,781	45
08-31-2013	12.89	0.05		2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74		0.73		0.33		1,406	44
08-31-2012	11.45	0.02		1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73		0.73		0.15		1,410	52
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Fund
CLASS NAV
02-28-2017[3]	11.62	0.10	0.43	0.53	(0.20)	(0.40)	—	(0.60)	11.55	4.81	[4]	0.85	[5]	0.81	[5]	1.58	[5]	2,004		35
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	—	(1.43)	11.62	10.94		0.85		0.81		1.39		2,101		64
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	—	(1.57)	11.86	5.90		0.84		0.80		1.22		2,000		90
08-31-2014	12.41	0.16	1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68		0.85		0.81		1.25		1,987		63
08-31-2013	11.22	0.14	1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37		0.84		0.80		1.21		1,770		83
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75		0.86		0.83		1.48		1,953		84
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Core Bond Fund
CLASS 1
02-28-2017[3]	13.49	0.10	(0.37)	(0.27)	(0.15)	(0.15)	—	(0.30)	12.92	(2.05)[4]		0.67	[5]	0.66	[5]	1.58	[5]	193		300
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	—	(0.24)	13.49	5.59		0.67		0.66		1.59		220		471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	—	(0.22)	13.01	1.14		0.68		0.67		1.39		168		408
08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22		0.68		0.68		1.59		93		332
08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)		0.67		0.67		1.46		84		346
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41		0.68		0.68		1.93		76		362
CLASS NAV
02-28-2017[3]	13.47	0.11	(0.38)	(0.27)	(0.15)	(0.15)	—	(0.30)	12.90	(2.02)[4]		0.62	[5]	0.61	[5]	1.65	[5]	1,351		300
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	—	(0.24)	13.47	5.65		0.62		0.61		1.64		1,226		471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	—	(0.22)	12.99	1.19		0.63		0.62		1.44		1,044		408
08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29		0.63		0.63		1.64		415		332
08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)		0.62		0.62		1.50		456		346
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39		0.63		0.63		2.06		559		362
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Fundamental Global Franchise Fund
CLASS A
02-28-2017[3]	13.78	(0.01)	0.03	0.02	(0.04)	(1.26)	—	(1.30)	12.50	0.79	[5,6]	1.28	[7]	1.27	[7]	(0.10)[7]		—	[8]	23
08-31-2016	12.71	0.07	2.35	2.42	(0.07)	(1.28)	—	(1.35)	13.78	19.84	[5]	1.28		1.28		0.50		—	[8]	38
08-31-2015	13.24	0.05	0.14	0.19	(0.07)	(0.65)	—	(0.72)	12.71	1.51	[5]	1.33		1.32		0.38		—	[8]	28
08-31-2014	12.11	0.06	1.74	1.80	(0.08)	(0.59)	—	(0.67)	13.24	15.05	[5]	1.42		1.42		0.50		—	[8]	13
08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21	[5]	1.38		1.38		0.64		—	[8]	26
08-31-2012[9]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50	[5,6]	1.48	[7]	1.48	[7]	0.33	[7]	—	[8]	2
CLASS I
02-28-2017[3]	13.84	0.01	0.03	0.04	(0.08)	(1.26)	—	(1.34)	12.54	0.96	[6]	0.97	[7]	0.96	[7]	0.21	[7]	2		23
08-31-2016	12.76	0.13	2.34	2.47	(0.11)	(1.28)	—	(1.39)	13.84	20.22		0.97		0.97		0.96		2		38
08-31-2015	13.29	0.11	0.12	0.23	(0.11)	(0.65)	—	(0.76)	12.76	1.86		0.98		0.98		0.83		1		28
08-31-2014	12.14	0.13	1.72	1.85	(0.11)	(0.59)	—	(0.70)	13.29	15.52		1.02		1.02		1.01		1		13
08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75		1.00		1.00		1.14		—	[8]	26
08-31-2012[9]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50	[6]	1.10	[7]	1.10	[7]	0.71	[7]	—	[8]	2
CLASS R6
02-28-2017[3,4]	12.32	0.01	0.22	0.23	—	—	—	—	12.55	1.87	[6]	0.87	[7]	0.86	[7]	2.01	[7]	—	[8]	23	[9]
CLASS NAV
02-28-2017[3]	13.85	0.02	0.03	0.05	(0.09)	(1.26)	—	(1.35)	12.55	1.08	[6]	0.85	[7]	0.85	[7]	0.36	[7]	571		23
08-31-2016	12.77	0.12	2.37	2.49	(0.13)	(1.28)	—	(1.41)	13.85	20.34		0.86		0.85		0.92		451		38
08-31-2015	13.30	0.11	0.14	0.25	(0.13)	(0.65)	—	(0.78)	12.77	1.99		0.87		0.87		0.83		449		28
08-31-2014	12.15	0.13	1.74	1.87	(0.13)	(0.59)	—	(0.72)	13.30	15.62		0.90		0.90		1.03		454		13
08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76		0.90		0.90		1.11		408		26
08-31-2012[9]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60	[6]	0.99	[7]	0.99	[7]	0.95	[7]	371		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. The inception date for Class R6 shares is 2-13-17. 5. Does not reflect the effect of sales charges, if any. 6. Not annualized. 7. Annualized. 8. Less than $500,000. 9. Period from 6-29-12 (commencement of operations) to 8-31-12. 9. Portfolio turnover is from 9-1-16 to 2-28-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Global Bond Fund
CLASS 1
02-28-2017[3]	13.09	0.09	(0.81)	(0.72)	(0.31)	(0.04)	—	(0.35)	12.02	(5.40)[4]	0.83	[5]	0.83	[5]	1.38	[5]	59	32
08-31-2016	11.87	0.19	1.03	1.22	— [6]	—	—	— [6]	13.09	10.30	0.82		0.81		1.55		66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	—	11.87	(6.09)	0.83		0.82		1.64		57	61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76	0.86		0.85		1.96		69	97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86		0.86		2.00		74	85
08-31-2012[7]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86		0.86		2.67		92	109
CLASS NAV
02-28-2017[3]	13.08	0.09	(0.80)	(0.71)	(0.32)	(0.04)	—	(0.36)	12.01	(5.35)[4]	0.78	[5]	0.78	[5]	1.43	[5]	434	32
08-31-2016	11.86	0.20	1.03	1.23	(0.01)	—	—	(0.01)	13.08	10.36	0.77		0.76		1.60		431	71
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	—	11.86	(6.02)	0.78		0.77		1.68		466	61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77	0.81		0.80		2.02		540	97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81		0.81		2.04		511	85
08-31-2012[7]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81		0.81		2.73		654	109
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Global Real Estate Fund
CLASS NAV
02-28-2017[3]	10.17	0.13	(0.51)	(0.38)	(0.45)	—	—	(0.45)	9.34	(3.45)[4]	0.99	[5]	0.98	[5]	2.87	[5]	218	56
08-31-2016	8.80	0.25 [6]	1.33	1.58	(0.21)	—	—	(0.21)	10.17	18.27	0.94	[7]	0.93	[7]	2.70	[6]	222	118
08-31-2015	9.39	0.15	(0.51)	(0.36)	(0.23)	—	—	(0.23)	8.80	(3.96)	0.98		0.97		1.62		287	139
08-31-2014	8.15	0.17	1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95	1.02		1.01		1.92		339	97
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00		0.99		1.79		294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00		1.00		2.12		497	97
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.06 and 0.66%, respectively. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

Health Sciences Fund
CLASS NAV
02-28-2017[3]	5.59	(0.01)	0.30	0.29	—	(1.31)	—	(1.31)	4.57	8.07 [4]	1.12	[5]	1.06	[5]	(0.25)[5]		218	20
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	—	(12.43)	5.59	(8.77)	1.10		1.04		(0.32)		216	46
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	—	(5.99)	18.69	26.42	0.99		0.94		0.06		368	44
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34	1.04		0.99		(0.45)		620	61
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08		1.03		(0.39)		545	42
08-31-2012	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00	1.12		1.06		(0.45)		476	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

High Yield Fund
CLASS 1
02-28-2017[3]	8.17	0.25	0.24	0.49	(0.30)	—	—	(0.30)	8.36	6.17 [4]	0.79	[5]	0.78	[5]	6.10	[5]	355	31
08-31-2016	9.31	0.55	(1.12)	(0.57)	(0.57)	—	—	(0.57)	8.17	5.60	0.79		0.78		7.10		343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	—	(0.67)	8.33	(6.78)	0.77		0.76		6.72		384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76		0.75		6.44		502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76		0.76		7.12		453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76		0.76		7.99		367	75
CLASS NAV
02-28-2017[3]	8.09	0.25	0.23	0.48	(0.30)	—	—	(0.30)	8.27	6.14 [4]	0.74	[5]	0.73	[5]	6.14	[5]	151	31
08-31-2016	9.23	0.55	(1.12)	(0.57)	(0.57)	—	—	(0.57)	8.09	5.72	0.74		0.73		7.15		185	58
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	—	(0.67)	8.25	(6.69)	0.72		0.71		6.73		214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71		0.70		6.50		447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71		0.71		7.19		646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71		0.71		8.04		565	75
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Growth Stock Fund
CLASS NAV
02-28-2017[3]	12.53	0.03	0.07	0.10	(0.18)	—	—	(0.18)	12.45	0.85 [4]	0.85	[5]	0.85	[5]	0.46	[5]	893	13
08-31-2016	12.31	0.19	0.40	0.59	(0.16)	(0.21)	—	(0.37)	12.53	4.80	0.85		0.85		1.59		780	23
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	—	(0.63)	12.31	(9.39)	0.88		0.87		1.49		751	22
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26	0.92		0.92		1.68		690	26
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92		0.92		1.37		631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	— [6]	—	(0.12)	10.89	3.87	0.96		0.96		1.43		428	30
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

International Small Cap Fund
CLASS 1
02-28-2017[3]	17.74	0.05	0.49	0.54	(0.27)	—	—	(0.27)	18.01	3.19 [4]	1.11	[5]	1.10	[5]	0.53	[5]	71	12
08-31-2016	18.03	0.24	(0.36)	(0.12)	(0.17)	—	—	(0.17)	17.74	(0.69)	1.06	[6]	1.05	[6]	1.30		78	42
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	—	(0.10)	18.03	(6.89)	1.09		1.09		1.14		98	29
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10	1.14		1.14		0.84		116	23
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19		1.18		1.52		109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22		1.20		1.72		98	25
CLASS NAV
02-28-2017[3]	17.74	0.05	0.49	0.54	(0.28)	—	—	(0.28)	18.00	3.18 [4]	1.06	[5]	1.05	[5]	0.56	[5]	530	12
08-31-2016	18.03	0.25	(0.36)	(0.11)	(0.18)	—	—	(0.18)	17.74	(0.64)	1.01	[6]	1.00	[6]	1.39		536	42
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	—	(0.11)	18.03	(6.79)	1.04		1.04		1.24		696	29
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17	1.09		1.09		0.89		581	23
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14		1.13		1.55		512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17		1.15		1.82		250	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

International Strategic Equity Allocation Fund
CLASS NAV
02-28-2017[3]	10.00	0.05	0.44	0.49	(0.03)	(0.01)	—	(0.04)	10.45	4.91 [4]	0.71	[5]	0.58	[5]	1.39	[5]	1,763	71
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 10-17-16 (commencement of operations) to 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

International Value Fund
CLASS 1
02-28-2017[3]	14.80	0.05	1.18	1.23	(0.36)	—	—	(0.36)	15.67	8.33 [4]	0.91	[5]	0.90	[5]	0.68	[5]	195	14
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	—	(0.27)	14.80	3.86	0.90		0.90		2.06		186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	—	(0.42)	14.53	(17.54)	0.93		0.92		1.62		205	32
08-31-2014	15.74	0.47	2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80	0.97		0.96		2.69		281	28
08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96		0.96		1.94		251	36
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97		0.91		2.92		223	22
CLASS NAV
02-28-2017[3]	14.76	0.05	1.17	1.22	(0.36)	—	—	(0.36)	15.62	8.33 [4]	0.86	[5]	0.85	[5]	0.73	[5]	1,301	14
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	—	(0.28)	14.76	3.93	0.85		0.85		2.06		1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	—	(0.43)	14.49	(17.55)	0.88		0.87		1.69		1,569	32
08-31-2014	15.70	0.49	2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90	0.92		0.91		2.81		1,793	28
08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91		0.91		2.00		1,462	36
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92		0.86		3.07		1,122	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Investment Quality Bond Fund
CLASS 1
02-28-2017[3]	12.65	0.13	(0.30)	(0.17)	(0.16)	(0.09)	—	(0.25)	12.23	(1.27)[4]		0.68	[5]	0.67	[5]	2.14 [5]	77		23
08-31-2016	12.23	0.29	0.49	0.78	(0.24)	(0.12)	—	(0.36)	12.65	6.51		0.68		0.67		2.39	83		66
08-31-2015	12.57	0.24	(0.23)	0.01	(0.26)	(0.09)	—	(0.35)	12.23	0.11		0.68		0.67		1.92	69		133
08-31-2014	12.24	0.32	0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54		0.69		0.68		2.54	57		100
08-31-2013	13.23	0.29	(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)		0.68		0.67		2.25	64		72
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	— [6]	—	(0.35)	13.23	8.01		0.68		0.68		2.35	87		66
CLASS NAV
02-28-2017[3]	12.63	0.13	(0.29)	(0.16)	(0.17)	(0.09)	—	(0.26)	12.21	(1.24)[4]		0.63	[5]	0.62	[5]	2.17 [5]	329		23
08-31-2016	12.21	0.30	0.48	0.78	(0.24)	(0.12)	—	(0.36)	12.63	6.58		0.63		0.62		2.43	516		66
08-31-2015	12.55	0.24	(0.22)	0.02	(0.27)	(0.09)	—	(0.36)	12.21	0.16		0.63		0.62		1.97	510		133
08-31-2014	12.23	0.32	0.46	0.78	(0.38)	(0.08)	—	(0.46)	12.55	6.51		0.64		0.63		2.60	384		100
08-31-2013	13.22	0.30	(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)		0.63		0.62		2.31	386		72
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	— [6]	—	(0.35)	13.22	8.16		0.63		0.63		2.39	375		66
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Mid Cap Stock Fund
CLASS 1
02-28-2017[3]	18.86	(0.05)	0.71	0.66	—	(0.09)	—	(0.09)	19.43	3.48	[4]	0.92	[5]	0.91	[5]	(0.48)[5]	322		48
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	—	(2.28)	18.86	3.02		0.92		0.91		(0.23)	340		79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	—	(2.97)	20.57	4.81		0.91		0.91		(0.29)	366		79
08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04		0.92		0.91		(0.43)	361		107
08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79		0.92		0.92		0.07	338		121
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62		0.92		0.92		(0.33)	311		120
CLASS NAV
02-28-2017[3]	19.01	(0.04)	0.71	0.67	—	(0.09)	—	(0.09)	19.59	3.56	[4]	0.87	[5]	0.86	[5]	(0.43)[5]	1,215		48
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	—	(2.28)	19.01	3.06		0.87		0.86		(0.18)	1,147		79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	—	(2.97)	20.71	4.83		0.86		0.86		(0.24)	1,195		79
08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10		0.87		0.86		(0.38)	1,328		107
08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88		0.87		0.87		0.11	1,145		121
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65		0.87		0.87		(0.28)	687		120
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Mid Value Fund
CLASS NAV
02-28-2017[3]	15.88	0.11	1.56	1.67	(0.15)	(1.42)	—	(1.57)	15.98	10.69	[4]	0.99	[5]	0.94	[5]	1.16 [5]	863		21
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	—	(1.68)	15.88	15.18		0.99		0.93		1.17	922		56
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	—	(2.18)	15.45	(3.55)		1.03		0.97		0.88	957		47
08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44		1.04		0.98		0.77	1,085		40
08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15		1.04		0.99		1.08	789		35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60		1.05		0.99		1.02	599		54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Multi-Index Lifestyle Aggressive Portfolio
CLASS R6
02-28-2017[3]	10.94	0.17 [5]	0.72	0.89	(0.18)	(0.16)	—	(0.34)	11.49	8.34	[8]	0.29	[6,9]	0.26	[6,9]	3.10 [5,9]	—	[7]	9
08-31-2016	10.19	0.16 [5]	0.78	0.94	(0.15)	(0.04)	—	(0.19)	10.94	9.34		0.32	[6]	0.26	[6]	1.42 [5]	—	[7]	14
08-31-2015	10.77	0.21 [5]	(0.63)	(0.42)	(0.14)	(0.02)	—	(0.16)	10.19	(3.97)		0.59	[6]	0.28	[6]	1.93 [5]	—	[7]	14
08-31-2014[4]	10.00	— [5]	0.77	0.77	—	—	—	—	10.77	7.70	[8]	10.62	[6,9]	0.38	[6,9]	(0.04)[5,9]	—	[7]	2
CLASS 1
02-28-2017[3]	10.94	0.17 [5]	0.72	0.89	(0.18)	(0.16)	—	(0.34)	11.49	8.31	[8]	0.32	[6,9]	0.29	[6,9]	3.14 [5,9]	161		9
08-31-2016	10.19	0.13 [5]	0.81	0.94	(0.15)	(0.04)	—	(0.19)	10.94	9.30		0.35	[6]	0.29	[6]	1.42 [5]	105		14
08-31-2015	10.77	0.10 [5]	(0.51)	(0.41)	(0.15)	(0.02)	—	(0.17)	10.19	(3.93)		0.58	[6]	0.30	[6]	0.97 [5]	45		14
08-31-2014[4]	10.00	— [5]	0.77	0.77	—	—	—	—	10.77	7.70	[8]	9.53	[6,9]	0.33	[6,9]	(0.04)[5]	5		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% – 0.54%, 0.05% – 0.53%, 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Multi-Index Lifestyle Balanced Portfolio
CLASS R6
02-28-2017[3]	10.78	0.16	[5]	0.30	0.46	(0.14)	(0.10)	—	(0.24)	11.00	4.70	[8]	0.37	[6,9]	0.37	[6,9]	3.08	[5,9]	—	[7]	15
08-31-2016	10.17	0.26	[5]	0.59	0.85	(0.22)	(0.02)	—	(0.24)	10.78	8.49		0.37	[6]	0.37	[6]	2.38	[5]	—	[7]	11
08-31-2015	10.64	0.21	[5]	(0.49)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.69)		0.51	[6]	0.40	[6]	2.02	[5]	—	[7]	18
08-31-2014[4]	10.00	0.07	[5]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73	[8]	6.84	[6,9]	0.50	[6,9]	1.00	[5,9]	—	[7]	2
CLASS 1
02-28-2017[3]	10.78	0.16	[5]	0.30	0.46	(0.14)	(0.10)	—	(0.24)	11.00	4.68	[8]	0.40	[6,9]	0.40	[6,9]	2.97	[5,9]	497		15
08-31-2016	10.17	0.20	[5]	0.64	0.84	(0.21)	(0.02)	—	(0.23)	10.78	8.44		0.41	[6]	0.41	[6]	2.09	[5]	350		11
08-31-2015	10.64	0.17	[5]	(0.45)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.67)		0.50	[6]	0.41	[6]	1.58	[5]	141		18
08-31-2014[4]	10.00	0.05	[5]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74	[8]	5.74	[6,9]	0.45	[6,9]	0.66	[5]	9		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% – 0.65%, 0.05% – 0.65%, 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

Multi-Index Lifestyle Conservative Portfolio
CLASS R6
02-28-2017[3]	10.65	0.14	[5]	(0.06)	0.08	(0.17)	(0.07)	—	(0.24)	10.49	0.73	[8]	0.56	[6,9]	0.50	[6,9]	2.55	[5,9]	—	[7]	33
08-31-2016	10.13	0.30	[5]	0.47	0.77	(0.24)	(0.01)	—	(0.25)	10.65	7.71		0.60	[6]	0.50	[6]	2.72	[5]	—	[7]	21
08-31-2015	10.49	0.22	[5]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.57)		1.08	[6]	0.52	[6]	2.12	[5]	—	[7]	18
08-31-2014[4]	10.00	0.14	[5]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55	[8]	19.53	[6,9]	0.63	[6,9]	1.99	[5,9]	—	[7]	11
CLASS 1
02-28-2017[3]	10.65	0.13	[5]	(0.05)	0.08	(0.17)	(0.07)	—	(0.24)	10.49	0.72	[8]	0.60	[6,9]	0.54	[6,9]	2.55	[5,9]	88		33
08-31-2016	10.13	0.22	[5]	0.54	0.76	(0.23)	(0.01)	—	(0.24)	10.65	7.68		0.63	[6]	0.53	[6]	2.43	[5]	74		21
08-31-2015	10.49	0.22	[5]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.56)		1.07	[6]	0.53	[6]	2.12	[5]	29		18
08-31-2014[4]	10.00	0.09	[5]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57	[8]	18.44	[6,9]	0.58	[6,9]	1.29	[5]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.06% –  0.65%, 0.06% – 0.65%, 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

Multi-Index Lifestyle Growth Portfolio
CLASS R6
02-28-2017[3]	10.97	0.16	[5]	0.53	0.69	(0.20)	(0.12)	—	(0.32)	11.34	6.43	[8]	0.31	[6,9]	0.31	[6,9]	3.08	[5,9]	1		11
08-31-2016	10.25	0.22	[5]	0.69	0.91	(0.16)	(0.03)	—	(0.19)	10.97	8.95		0.32	[6]	0.32	[6]	2.01	[5]	1		11
08-31-2015	10.71	0.09	[5]	(0.41)	(0.32)	(0.13)	(0.01)	—	(0.14)	10.25	(3.04)		0.44	[6]	0.32	[6]	0.84	[5]	1		11
08-31-2014[4]	10.00	0.03	[5]	0.68	0.71	—	—	—	—	10.71	7.10	[8]	6.32	[6,9]	0.44	[6,9]	0.43	[5,9]	—	[7]	21
CLASS 1
02-28-2017[3]	10.96	0.17	[5]	0.52	0.69	(0.20)	(0.12)	—	(0.32)	11.33	6.40	[8]	0.35	[6,9]	0.35	[6,9]	3.08	[5,9]	407		11
08-31-2016	10.24	0.16	[5]	0.75	0.91	(0.16)	(0.03)	—	(0.19)	10.96	8.92		0.36	[6]	0.35	[6]	1.71	[5]	277		11
08-31-2015	10.71	0.13	[5]	(0.45)	(0.32)	(0.14)	(0.01)	—	(0.15)	10.24	(3.05)		0.46	[6]	0.35	[6]	1.19	[5]	116		11
08-31-2014[4]	10.00	0.02	[5]	0.69	0.71	—	—	—	—	10.71	7.10	[8]	5.22	[6,9]	0.39	[6,9]	0.29	[5]	10		21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% – 0.65%, 0.05% – 0.65%, 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Multi-Index Lifestyle Moderate Portfolio
CLASS R6
02-28-2017[3]	10.67	0.15	[5]	0.13	0.28	(0.17)	(0.06)	—	(0.23)	10.72	2.67 [8]	0.48	[6,9]	0.44	[6,9]	2.87	[5,9]	1		18
08-31-2016	10.12	0.26	[5]	0.55	0.81	(0.24)	(0.02)	—	(0.26)	10.67	8.17	0.51	[6]	0.44	[6]	2.53	[5]	1		15
08-31-2015	10.55	0.22	[5]	(0.45)	(0.23)	(0.19)	(0.01)	—	(0.20)	10.12	(2.25)	0.88	[6]	0.45	[6]	2.14	[5]	1		16
08-31-2014[4]	10.00	0.11	[5]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97 [8]	16.64	[6,9]	0.57	[6,9]	1.54	[5,9]	—	[7]	6
CLASS 1
02-28-2017[3]	10.67	0.15	[5]	0.12	0.27	(0.17)	(0.06)	—	(0.23)	10.71	2.56 [8]	0.51	[6,9]	0.47	[6,9]	2.87	[5,9]	129		18
08-31-2016	10.12	0.22	[5]	0.59	0.81	(0.24)	(0.02)	—	(0.26)	10.67	8.13	0.55	[6]	0.47	[6]	2.37	[5]	88		15
08-31-2015	10.54	0.21	[5]	(0.43)	(0.22)	(0.19)	(0.01)	—	(0.20)	10.12	(2.15)	0.81	[6]	0.47	[6]	1.99	[5]	43		16
08-31-2014[4]	10.00	0.09	[5]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90 [8]	15.54	[6,9]	0.52	[6,9]	1.32	[5]	2		6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% – 0.65%, 0.05% – 0.65%, 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 2-28-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

Real Estate Equity Fund
CLASS NAV
02-28-2017[3]	12.27	0.18		(0.53)	(0.35)	(0.23)	(1.28)	—	(1.51)	10.41	(2.42)[4]	0.93	[5]	0.89	[5]	3.04	[5]	224		10
08-31-2016	11.37	0.23		2.12	2.35	(0.18)	(1.27)	—	(1.45)	12.27	21.93	0.93		0.88		1.99		220		14
08-31-2015	11.53	0.16		0.15	0.31	(0.16)	(0.31)	—	(0.47)	11.37	2.38	0.92		0.88		1.29		229		17
08-31-2014	9.39	0.13		2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93		0.88		1.27		260		15
08-31-2013	9.60	0.16		(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93		0.88		1.66		213		11
08-31-2012	8.17	0.11		1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93		0.89		1.23		206		14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Real Estate Securities Fund
CLASS 1
02-28-2017[3]	14.95	0.29		(0.68)	(0.39)	(0.50)	(1.09)	—	(1.59)	12.97	(1.92)[4]	0.79	[5]	0.78	[5]	4.02	[5]	578		70
08-31-2016	13.39	0.45	[6]	2.79	3.24	(0.27)	(1.41)	—	(1.68)	14.95	25.93	0.79		0.78		3.20	[6]	665		141
08-31-2015	14.68	0.23		(0.15)	0.08	(0.25)	(1.12)	—	(1.37)	13.39	(0.30)	0.79		0.78		1.57		521		169
08-31-2014	13.41	0.26		2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79		0.78		1.89		567		108
08-31-2013	15.26	0.27		(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79		0.79		1.81		507		111
08-31-2012	13.54	0.22		2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79		0.79		1.59		557		93
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.12 and 0.88%, respectively.

Real Return Bond Fund
CLASS 1
02-28-2017[3]	11.49	0.05		(0.06)	(0.01)	(0.20)	—	—	(0.20)	11.28	(0.11)[4]	0.81	[5]	0.80	[5]	0.88	[5]	80		45
08-31-2016	11.15	0.09		0.40	0.49	(0.15)	—	—	(0.15)	11.49	4.42	0.81		0.80		0.82		83		58
08-31-2015	11.96	0.04		(0.57)	(0.53)	(0.28)	—	—	(0.28)	11.15	(4.51)	0.83		0.82		0.36		86		52
08-31-2014	11.49	0.25		0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81		0.80		2.12		103		40
08-31-2013	13.18	0.25		(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82		0.82		1.99		122		44
08-31-2012	13.12	0.28		0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81		0.81		2.16		172		218
CLASS NAV
02-28-2017[3]	11.35	0.05		(0.06)	(0.01)	(0.20)	—	—	(0.20)	11.14	(0.09)[4]	0.76	[5]	0.75	[5]	0.93	[5]	978		45
08-31-2016	11.01	0.16		0.33	0.49	(0.15)	—	—	(0.15)	11.35	4.50	0.76		0.75		1.49		909		58
08-31-2015	11.82	0.07		(0.60)	(0.53)	(0.28)	—	—	(0.28)	11.01	(4.54)	0.78		0.77		0.58		479		52
08-31-2014	11.35	0.26		0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76		0.75		2.27		456		40
08-31-2013	13.03	0.26		(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77		0.77		2.08		434		44
08-31-2012[6]	12.98	0.30		0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76		0.76		2.31		510		218
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Fund
CLASS NAV
02-28-2017[3]	11.75	— [6]	1.17	1.17	(0.02)	(1.03)	—	(1.05)	11.87	10.89	[4]	1.07	[5]	1.03	[5]	(0.08)[5]	640	50
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	—	(2.86)	11.75	18.08		1.07		1.02		0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	—	(2.00)	12.56	(0.23)		1.05		1.01		(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14		1.05		1.01		(0.17)	1,026	97
08-31-2013[7]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30	[4]	1.11	[5]	1.07	[5]	(0.09)[5]	873	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Period from 2-14-13 (commencement of operations) to 8-31-13.

Short Term Government Income Fund
CLASS NAV
02-28-2017[3]	9.65	0.04	(0.11)	(0.07)	(0.11)	—	—	(0.11)	9.47	(0.68)[4]		0.63	[5]	0.62	[5]	0.76 [5]	231	19
08-31-2016	9.70	0.07	0.03	0.10	(0.15)	—	—	(0.15)	9.65	1.03		0.62		0.62		0.75	313	72
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	—	(0.16)	9.70	0.76		0.62		0.61		0.61	226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36		0.62		0.62		0.67	232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)		0.64		0.63		0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26		0.64		0.63		0.99	189	74
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Growth Fund
CLASS NAV
02-28-2017[3]	7.92	(0.01)	0.75	0.74	—	—	—	—	8.66	9.34	[4]	1.11	[5]	1.10	[5]	(0.16)[5]	210	42
08-31-2016	9.91	(0.04)	(0.69)	(0.73)	—	(1.26)	—	(1.26)	7.92	(7.44)		1.11		1.11		(0.48)	203	100
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	—	(1.31)	9.91	1.14		1.10		1.09		(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49		1.11		1.10		(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90		1.12		1.12		(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54		1.12		1.12		(0.69)	138	147
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Growth Fund
CLASS NAV
02-28-2017[3]	18.44	(0.01)	1.56	1.55	—	(1.09)	—	(1.09)	18.90	8.69	[4]	1.06	[5]	1.05	[5]	(0.16)[5]	202	22
08-31-2016	19.94	(0.03)	0.57	0.54	—	(2.04)	—	(2.04)	18.44	3.42		1.06		1.05		(0.17)	179	26
08-31-2015	21.16	(0.07)	1.14	1.07	—	(2.29)	—	(2.29)	19.94	5.26		1.05		1.04		(0.32)	188	30
08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25		1.06		1.05		(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81		1.07		1.07		0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19		1.08		1.08		(0.09)	105	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Value Fund
CLASS 1
02-28-2017[3]	28.49	0.10	3.74	3.84	(0.23)	(3.36)	—	(3.59)	28.74	13.47	[4]	1.15	[5]	1.09	[5]	0.70 [5]	93	9
08-31-2016	32.83	0.23	3.68	3.91	(0.30)	(7.95)	—	(8.25)	28.49	15.69		1.14		1.08		0.82	84	29
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	—	(3.24)	32.83	(3.69)		1.13		1.07		0.87	85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48		1.12		1.06		0.42	110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51		1.13		1.07		0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37		1.13		1.08		0.79	109	6
CLASS NAV
02-28-2017[3]	28.46	0.11	3.73	3.84	(0.24)	(3.36)	—	(3.60)	28.70	13.49	[4]	1.10	[5]	1.04	[5]	0.75 [5]	151	9
08-31-2016	32.82	0.24	3.67	3.91	(0.32)	(7.95)	—	(8.27)	28.46	15.70		1.09		1.03		0.87	186	29
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	—	(3.26)	32.82	(3.61)		1.08		1.02		0.93	198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54		1.07		1.01		0.47	281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58		1.08		1.02		1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42		1.08		1.03		0.85	213	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Fund
CLASS NAV
02-28-2017[3]	13.14	0.10	0.97	1.07	(0.24)	(1.00)	—	(1.24)	12.97	8.58	[5]	0.67	[6]	0.53	[6]	1.51	[6]	7,191	19
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	—	(0.76)	13.14	8.25		0.67		0.53		1.83		7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	—	(0.59)	12.88	(3.71)		0.66		0.53		1.67		6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80		0.66		0.52		1.79		5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28		0.66		0.50		1.84		4,417	10
08-31-2012[4]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10	[5]	0.68	[6]	0.51	[6]	1.93	[6]	3,135	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Period from 4-13-12 (commencement of operations) to 8-31-12. 5. Not annualized. 6. Annualized.

Total Return Fund
CLASS NAV
02-28-2017[3]	13.78	0.14	(0.24)	(0.10)	(0.26)	—	—	(0.26)	13.42	(0.70)[4]		0.72	[5]	0.64	[5]	2.03	[5]	2,110	16
08-31-2016	13.67	0.30	0.36	0.66	(0.46)	(0.09)	—	(0.55)	13.78	4.91		0.72		0.68		2.26		2,000	31
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	—	(0.48)	13.67	1.46		0.71		0.68		2.06		1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52		0.72		0.69		1.56		2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)		0.74		0.73		1.61		2,226	205
08-31-2012[6]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37		0.73		0.73		2.37		2,034	193
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by 0.005%

U.S. High Yield Bond Fund
CLASS 1
02-28-2017[3]	11.15	0.32	0.28	0.60	(0.36)	—	—	(0.36)	11.39	5.54	[4]	0.85	[5]	0.84	[5]	5.85	[5]	86	27
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	—	(0.71)	11.15	6.50		0.85		0.84		6.01		80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	—	(1.23)	11.20	(1.29)		0.83		0.82		5.61		87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60		0.82		0.81		5.59		95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78		0.81		0.81		5.95		92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11		0.82		0.82		6.86		95	38
CLASS NAV
02-28-2017[3]	11.14	0.32	0.29	0.61	(0.37)	—	—	(0.37)	11.38	5.57	[4]	0.80	[5]	0.79	[5]	5.88	[5]	216	27
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	—	(0.72)	11.14	6.56		0.80		0.80		6.03		281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	—	(1.24)	11.19	(1.24)		0.78		0.77		5.65		261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66		0.77		0.76		5.64		391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84		0.76		0.76		6.00		605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18		0.77		0.77		6.91		564	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

U.S. Strategic Equity Allocation Fund
CLASS NAV
02-28-2017[3,4]	10.00	0.07	1.03	1.10	(0.04)	—	—	(0.04)	11.06	10.97	[5]	0.67	[6]	0.54	[6]	1.58	[6]	1,903	70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. Unaudited. 3. Period from 9-26-16 (commencement of operations) to 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

Value Fund
CLASS NAV
02-28-2017[3]	10.85	0.13	1.14	1.27	(0.18)	(0.15)	—	(0.33)	11.79	11.87	[4]	0.75	[5]	0.74	[5]	1.43	[5]	338	24
08-31-2016	11.64	0.09	0.08	0.17	(0.06)	(0.90)	—	(0.96)	10.85	2.03		0.74		0.74		0.85		355	38
08-31-2015	12.91	0.07	(0.40)	(0.33)	(0.07)	(0.87)	—	(0.94)	11.64	(2.84)		0.73		0.72		0.54		370	27
08-31-2014	11.04	0.07	2.51	2.58	(0.06)	(0.65)	—	(0.71)	12.91	24.03		0.74		0.73		0.54		422	45
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46		0.78		0.77		0.88		308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28		0.79		0.79		1.05		145	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-17. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), thirty six of which are presented in this report.

Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios, formerly, Lifestyle II Portfolios) operate as “funds-of-funds” investing in shares of mutual funds (underlying funds). The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C.

The funds may offer multiple classes of shares. The shares currently offered by the funds are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporate (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective September 26, 2016, U.S. Strategic Equity Allocation Fund commenced operations.

Effective October 17, 2016, International Strategic Equity Allocation Fund commenced operations.

Effective February 1, 2017, the Lifestyle II Portfolios changed their names as follows:

New Portfolio Name	Former Portfolio Name
Multi-Index Lifestyle Aggressive Portfolio	Lifestyle II Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio	Lifestyle II Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio	Lifestyle II Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio	Lifestyle II Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio	Lifestyle II Moderate Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M., ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

All investments of Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2.

The following is a summary of the values by input classification of the remaining funds’ investments as of February 28, 2017, by major security category or type:

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$613,264,535	—	$613,264,535	—
Foreign government obligations	4,561,212	—	4,561,212	—
Corporate bonds	913,688,880	—	913,688,880	—
Capital preferred securities	6,046,062	—	6,046,062	—
Term loans	1,935,776	—	1,935,776	—
Convertible bonds	823,875	—	823,875	—
Municipal bonds	1,606,698	—	1,606,698	—
Collateralized mortgage obligations	284,894,063	—	284,894,063	—
Asset backed securities	190,806,704	—	190,806,704	—
Preferred securities	7,396,468	$6,522,516	873,952	—
Escrow certificates	72,240	—	72,240	—
Securities lending collateral	19,929,718	19,929,718	—	—
Short-term investments	175,028,409	158,842,409	16,186,000	—
Total investments in securities	$2,220,054,640	$185,294,643	$2,034,759,997	—

Alpha Opportunities Fund
Common stocks
Consumer discretionary	$29,036,361	$27,260,686	$1,414,854	$360,821
Consumer staples	12,383,757	12,383,757	—	—
Energy	11,098,898	11,098,898	—	—
Financials	53,477,272	51,590,263	1,887,009	—
Health care	28,815,932	28,299,088	516,844	—
Industrials	35,909,812	34,093,760	1,816,052	—
Information technology	35,101,016	30,566,852	4,534,164	—
Materials	12,946,790	11,717,420	1,229,370	—
Real estate	4,225,051	3,926,859	—	298,192
Telecommunication services	894,382	894,382	—	—
Utilities	4,178,649	4,178,649	—	—
Preferred securities	28,682,859	—	—	28,682,859
Corporate bonds	117,343	—	—	117,343
Short-term investments	10,500,000	—	10,500,000	—
Total investments in securities	$267,368,122	$216,010,614	$21,898,293	$29,459,215

Capital Appreciation Fund
Common stocks
Consumer discretionary	$471,474,622	$416,237,628	$55,236,994	—
Consumer staples	67,033,567	67,033,567	—	—
Energy	59,733,903	59,733,903	—	—
Financials	73,909,057	73,909,057	—	—
Health care	208,088,318	208,088,318	—	—
Industrials	73,607,997	73,607,997	—	—
Information technology	825,631,300	777,029,721	48,601,579	—
Materials	15,287,508	15,287,508	—	—
Securities lending collateral	29,559,143	29,559,143	—	—
Short-term investments	1,019,000	—	1,019,000	—
Total investments in securities	$1,825,344,415	$1,720,486,842	$104,857,573	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$185,483,896	$185,483,896	—	—
Consumer staples	185,378,540	175,619,239	$9,759,301	—
Energy	30,478,510	17,226,000	13,252,510	—
Financials	140,008,329	140,008,329	—	—
Health care	301,918,558	296,595,377	5,323,181	—
Industrials	71,705,664	68,957,737	2,747,927	—
Information technology	204,394,703	204,394,703	—	—
Real estate	8,758,477	8,758,477	—	—
Telecommunication services	12,649,030	12,649,030	—	—
Utilities	52,082,775	52,082,775	—	—
Preferred securities	47,582,722	47,582,722	—	—
Corporate bonds	428,901,972	—	428,901,972	—
Term loans	44,708,305	—	44,708,305	—
Securities lending collateral	378,708	378,708	—	—
Short-term investments	282,722,408	282,722,408	—	—
Total investments in securities	$1,997,152,597	$1,492,459,401	$504,693,196	—
Other financial instruments:
Written options	($6,052,499)	($5,033)	($6,047,466)	—

Core Bond Fund
U.S. Government and Agency obligations	$949,784,461	—	$946,146,028	$3,638,433
Foreign government obligations	26,871,848	—	26,871,848	—
Corporate bonds	365,071,700	—	365,071,700	—
Municipal bonds	10,306,688	—	10,306,688	—
Collateralized mortgage obligations	80,136,516	—	78,017,297	2,119,219
Asset backed securities	219,037,344	—	219,037,344	—
Securities lending collateral	1,592,267	$1,592,267	—	—
Short-term investments	45,188,108	45,188,108	—	—
Total investments in securities	$1,697,988,932	$46,780,375	$1,645,450,905	$5,757,652
Sale commitments outstanding	($11,964,103)	—	($11,964,103)	—

Fundamental Global Franchise Fund
Common stocks
Belgium	$37,770,156	—	$37,770,156	—
France	29,550,377	—	29,550,377	—
Ireland	8,015,280	—	8,015,280	—
Italy	15,520,713	$15,520,713	—	—
Netherlands	42,072,118	—	42,072,118	—
South Korea	5,993,903	—	5,993,903	—
Switzerland	26,787,438	—	26,787,438	—
United Kingdom	69,150,985	14,170,989	54,979,996	—
United States	287,434,912	287,434,912	—	—
Short-term investments	46,713,004	46,713,004	—	—
Total investments in securities	$569,008,886	$363,839,618	$205,169,268	—

Global Bond Fund
Foreign government obligations	$94,888,454	—	$94,888,454	—
U.S. Government and Agency obligations	82,183,371	—	82,183,371	—
Corporate bonds	197,134,535	—	197,134,535	—
Term loans	2,077,513	—	2,077,513	—
Collateralized mortgage obligations	70,204,587	—	70,204,587	—
Asset backed securities	16,391,350	—	16,391,350	—
Common stocks	39,916	$39,916	—	—
Preferred securities	155,744	155,744	—	—
Escrow shares	507,720	—	507,720	—
Purchased options	1,131,271	4,838	1,126,433	—
Short-term investments	110,526,163	—	110,526,163	—
Total investments in securities	$575,240,624	$200,498	$575,040,126	—
Sale commitments outstanding	($321,908)	—	($321,908)	—
Securities sold short	(5,254,349)	—	(5,254,349)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund (continued)
Other financial instruments:
Futures	$1,109,031	$1,109,031	—	—
Forward foreign currency contracts	1,111,279	—	$1,111,279	—
Written options	(1,254,523)	(15,455)	(1,239,068)	—
Interest rate swaps	5,266,417	—	5,266,417	—
Credit default swaps	(150,383)	—	(150,383)	—
Currency swaps	(1,319,527)	—	(1,319,527)	—
Volatility swaps	63,845	—	63,845	—

Global Real Estate Fund
Common stocks
Australia	$13,063,698	—	$13,063,698	—
Austria	1,622,272	—	1,622,272	—
Canada	3,906,884	$3,906,884	—	—
France	7,520,035	—	7,520,035	—
Germany	6,776,629	—	6,776,629	—
Hong Kong	14,891,156	—	14,891,156	—
Ireland	1,784,658	—	1,784,658	—
Japan	24,446,752	—	24,446,752	—
Malta	78,076	—	—	$78,076
Netherlands	1,329,057	1,329,057	—	—
Singapore	5,478,866	—	5,478,866	—
Spain	995,923	—	995,923	—
Sweden	2,719,550	—	2,719,550	—
Switzerland	1,301,688	—	1,301,688	—
United Kingdom	11,237,108	—	11,237,108	—
United States	118,975,764	118,975,764	—	—
Securities lending collateral	1,162,816	1,162,816	—	—
Short-term investments	881,098	881,098		—
Total investments in securities	$218,172,030	$126,255,619	$91,838,335	$78,076

Health Sciences Fund
Common stocks
Consumer discretionary	$167,517	—	—	$167,517
Consumer staples	4,170,579	$4,170,579	—	—
Health care	210,681,673	204,789,776	$5,002,821	889,076
Industrials	91,491	91,491	—	—
Preferred securities
Consumer discretionary	374,060	—	—	374,060
Health care	816,715	726,540	31,280	58,895
Information technology	301,481	—	—	301,481
Convertible bonds	336,984	—	336,984	—
Rights	15,704	15,704	—	—
Short-term investments	1,021	1,021	—	—
Total investments in securities	$216,957,225	$209,795,111	$5,371,085	$1,791,029

High Yield Fund
Foreign government obligations	$5,012,330	—	$5,012,330	—
Corporate bonds	442,687,488	—	439,891,323	$2,796,165
Convertible bonds	4,223,780	—	4,223,780	—
Term loans	22,601,385	—	22,601,385	—
Collateralized mortgage obligations	2,117,495	—	2,117,495	—
Common stocks	11,097,104	$2,499,698	—	8,597,406
Preferred securities	8,548,280	4,670,651	1,450,057	2,427,572
Escrow certificates	1,134	—	—	1,134
Purchased options	53,608	—	53,608	—
Securities lending collateral	14,701,422	14,701,422	—	—
Short-term investments	4,267,740	4,267,740	—	—
Total investments in securities	$515,311,766	$26,139,511	$475,349,978	$13,822,277
Other financial instruments:
Futures	$20,784	$20,784	—	—
Forward foreign currency contracts	(66,873)	—	($66,873)	—
Written options	(47,163)	—	(47,163)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$35,810,866	—	$35,810,866	—
Brazil	33,079,022	$6,429,784	26,649,238	—
Canada	78,577,931	78,577,931	—	—
China	7,894,706	7,894,706	—	—
Denmark	19,302,320	—	19,302,320	—
France	44,101,722	—	44,101,722	—
Germany	86,478,769	—	86,478,769	—
Hong Kong	38,299,859	—	38,299,859	—
Israel	17,574,857	17,574,857	—	—
Italy	4,578,994	—	4,578,994	—
Japan	64,712,543	—	64,712,543	—
Mexico	26,476,584	26,476,584	—	—
Netherlands	20,242,356	—	20,242,356	—
Singapore	8,573,447	—	8,573,447	—
South Korea	17,965,560	—	17,965,560	—
Spain	12,695,864	—	12,695,864	—
Sweden	28,080,061	—	28,080,061	—
Switzerland	60,587,087	—	60,587,087	—
Taiwan	20,076,659	—	20,076,659	—
Thailand	14,677,286	—	14,677,286	—
Turkey	8,326,529	—	8,326,529	—
United Kingdom	162,596,783	—	162,596,783	—
United States	21,537,219	21,537,219	—	—
Short-term investments	56,604,194	56,604,194	—	—
Total investments in securities	$888,851,218	$215,095,275	$673,755,943	—

International Small Cap Fund
Common stocks
Belgium	$12,272,992	—	$12,272,992	—
Brazil	9,161,650	—	9,161,650	—
Canada	52,017,920	$52,017,920	—	—
China	21,263,325	—	21,263,325	—
Finland	19,389,130	—	19,389,130	—
France	2,755,118	—	2,755,118	—
Germany	20,448,262	—	20,448,262	—
Hong Kong	34,649,615	—	34,649,615	—
India	15,528,233	—	15,528,233	—
Italy	25,951,268	—	25,951,268	—
Japan	113,045,269	—	113,045,269	—
Luxembourg	14,752,067	—	14,752,067	—
Netherlands	31,699,712	—	31,699,712	—
Norway	9,409,591	—	9,409,591	—
Philippines	3,452,576	—	3,452,576	—
Poland	4,599,291	—	4,599,291	—
Singapore	1,112,744	—	—	$1,112,744
South Korea	28,963,393	—	28,963,393	—
Spain	10,425,035	—	10,425,035	—
Sweden	24,713,673	—	24,713,673	—
Switzerland	30,673,646	7,382,274	23,291,372	—
Taiwan	25,804,604	—	25,804,604	—
Thailand	4,999,182	—	4,999,182	—
United Kingdom	54,665,141	4,667,594	49,997,547	—
Preferred securities	3,483,643	—	3,483,643	—
Securities lending collateral	36,649,969	36,649,969	—	—
Short-term investments	3,300,000	—	3,300,000	—
Total investments in securities	$615,187,049	$100,717,757	$513,356,548	$1,112,744

International Strategic Equity Allocation Fund
Common stocks
Australia	$111,805,069	—	$111,805,069	—
Austria	2,636,039	—	2,636,039	—
Belgium	15,767,741	—	15,767,741	—
Brazil	27,165,026	—	27,165,026	—
Canada	113,150,435	$113,150,435	—	—
Chile	4,970,806	—	4,970,806	—
China	52,309,895	13,535,793	38,774,102	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund (continued)
Colombia	$1,282,680	$1,282,680	—	—
Czech Republic	564,063	—	$564,063	—
Denmark	24,301,337	—	24,301,337	—
Finland	4,678,818	—	4,678,818	—
France	104,712,854	—	104,712,854	—
Germany	105,960,301	—	105,960,301	—
Hong Kong	44,164,941	265,194	43,899,747	—
Hungary	1,315,175	—	1,315,175	—
Indonesia	6,384,973	—	6,384,973	—
Ireland	8,079,607	408,900	7,670,707	—
Israel	2,429,093	639,079	1,790,014	—
Italy	22,677,832	—	22,677,832	—
Japan	295,077,601	—	295,077,601	—
Jersey, Channel Islands	844,965	—	844,965	—
Jordan	387,108	—	387,108	—
Luxembourg	3,953,652	—	3,953,652	—
Macau	1,247,380	—	1,247,380	—
Malaysia	4,028,629	—	4,028,629	—
Malta	104,386	—	104,386	—
Mexico	15,827,395	15,424,236	403,159	—
Netherlands	35,306,393	1,223,439	34,082,954	—
New Zealand	1,772,538	—	1,772,538	—
Norway	13,053,765	—	13,053,765	—
Peru	1,226,421	1,226,421	—	—
Philippines	4,596,244	—	4,596,244	—
Poland	2,723,200	—	2,723,200	—
Portugal	1,826,591	—	1,826,591	—
Romania	142,763	—	142,763	—
Singapore	6,897,842	—	6,897,842	—
South Africa	17,939,123	—	17,939,123	—
South Korea	47,884,287	—	47,884,287	—
Spain	40,873,441	—	40,873,441	—
Sweden	36,441,349	—	36,441,349	—
Switzerland	135,328,833	—	135,328,833	—
Taiwan	69,186,455	—	69,186,455	—
Thailand	16,409,591	—	16,409,591	—
Turkey	4,771,370	—	4,771,370	—
United Kingdom	193,513,041	—	193,513,041	—
United States	8,862,044	2,392,834	6,469,210	—
Preferred securities
Brazil	20,025,391	—	20,025,391	—
Chile	397,948	—	397,948	—
Colombia	776,745	776,745	—	—
Germany	6,552,946	—	6,552,946	—
South Korea	2,598,949	—	2,598,949	—
Exchange-traded funds	35,915,287	35,915,287	—	—
Rights	22,092	—	22,092	—
Securities lending collateral	29,349,532	29,349,532	—	—
Short-term investments	71,457,206	—	71,457,206	—
Total investments in securities	$1,781,679,188	$215,590,575	$1,566,088,613	—
Other financial instruments:
Futures	$2,000,015	$2,000,015	—	—

International Value Fund
Common stocks
Australia	$21,241,468	—	$21,241,468	—
Belgium	11,414,356	—	11,414,356	—
Canada	110,977,726	$110,977,726	—	—
China	120,684,625	48,074,922	72,609,703	—
France	108,196,404	—	108,196,404	—
Germany	100,460,494	—	100,460,494	—
Hong Kong	71,023,066	—	71,023,066	—
India	12,246,868	—	12,246,868	—
Israel	34,834,219	34,834,219	—	—
Italy	19,541,675	—	19,541,675	—
Japan	104,378,451	—	104,378,451	—
Luxembourg	9,807,055	—	9,807,055	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund (continued)
Mexico	$5,770,021	$5,770,021	—	—
Netherlands	123,432,238	—	$123,432,238	—
Norway	21,903,266	—	21,903,266	—
Singapore	27,782,732	226,280	27,556,452	—
South Africa	6,320,995	—	6,320,995	—
South Korea	170,526,695	30,008,396	140,518,299	—
Sweden	7,609,549	—	7,609,549	—
Switzerland	95,079,145	—	95,079,145	—
Taiwan	35,820,314	—	35,820,314	—
Thailand	21,585,967	—	21,585,967	—
United Kingdom	190,520,287	—	190,520,287	—
United States	16,404,576	16,404,576	—	—
Securities lending collateral	31,624,148	31,624,148	—	—
Short-term investments	30,400,000	—	30,400,000	—
Total investments in securities	$1,509,586,340	$277,920,288	$1,231,666,052	—

Investment Quality Bond Fund
U.S. Government and Agency obligations	$198,080,653	—	$198,080,653	—
Foreign government obligations	6,882,458	—	6,882,458	—
Corporate bonds	131,260,331	—	131,260,331	—
Municipal bonds	4,140,299	—	4,140,299	—
Term loans	1,578,114	—	1,578,114	—
Collateralized mortgage obligations	38,015,379	—	36,023,379	$1,992,000
Asset backed securities	73,321,786	—	73,321,786	—
Securities lending collateral	199,130	$199,130	—	—
Short-term investments	36,078,781	—	36,078,781	—
Total investments in securities	$489,556,931	$199,130	$487,365,801	$1,992,000
Sales commitments outstanding	(14,812,002)	—	(14,812,002)	—
Other financial instruments:
Futures	$78,576	78,576	—	—
Forward foreign currency contracts	(335,155)	—	($335,155)	—
Interest rate swaps	(597,311)	—	(597,311)	—
Credit default swaps	344,174	—	344,174	—

Mid Cap Stock Fund
Common stocks
Consumer discretionary	$229,169,000	$226,913,860	—	$2,255,140
Consumer staples	42,660,804	42,660,804	—	—
Energy	78,232,529	78,232,529	—	—
Financials	102,039,615	102,039,615	—	—
Health care	239,934,232	216,212,633	$23,721,599	—
Industrials	167,649,187	167,649,187	—	—
Information technology	455,854,924	447,738,585	8,116,339	—
Materials	36,536,452	36,536,452	—	—
Real estate	31,495,266	29,714,043	—	1,781,223
Preferred securities	127,309,255	—	—	127,309,255
Corporate bonds	803,899	—	—	803,899
Securities lending collateral	106,994,397	106,994,397	—	—
Short-term investments	35,800,000	—	35,800,000	—
Total investments in securities	$1,654,479,560	$1,454,692,105	$67,637,938	$132,149,517

Mid Value Fund
Common stocks
Consumer discretionary	$87,002,800	$85,774,527	$1,228,273	—
Consumer staples	81,210,684	72,832,885	8,377,799	—
Energy	77,186,452	77,186,452	—	—
Financials	192,419,593	187,757,803	4,661,790	—
Health care	88,440,326	88,440,326	—	—
Industrials	73,779,856	72,411,384	1,368,472	—
Information technology	24,388,275	24,388,275	—	—
Materials	60,454,245	60,454,245	—	—
Real estate	58,770,338	58,770,338	—	—
Telecommunication services	2,055,794	2,055,794	—	—
Utilities	41,306,725	41,306,725	—	—
Securities lending collateral	15,555,661	15,555,661	—	—
Short-term investments	72,727,727	72,727,727	—	—
Total investments in securities	$875,298,476	$859,662,142	$15,636,334	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$1,060,295,978	—	$1,060,295,978	—
Foreign government obligations	19,404,550	—	19,404,550	—
Corporate bonds	55,602,007	—	55,602,007	—
Municipal bonds	584,246	—	584,246	—
Collateralized mortgage obligations	16,120,661	—	16,120,661	—
Asset backed securities	23,237,176	—	23,237,176	—
Common stocks	11,216	$11,216	—	—
Purchased options	3,304,367	85,225	3,219,142	—
Short-term investments	70,654,376	—	70,654,376	—
Total investments in securities	$1,249,214,577	$96,441	$1,249,118,136	—
Other financial instruments:
Futures	($182,045)	($182,045)	—	—
Forward foreign currency contracts	79,905	—	$79,905	—
Written options	(2,048,315)	(280,937)	(1,767,378)	—
Interest rate swaps	1,028,543	—	1,028,543	—
Credit default swaps	(701,337)	—	(701,337)	—
Inflation swaps	(2,974,097)	—	(2,974,097)	—

Science & Technology Fund
Common stocks
Consumer discretionary	$109,361,170	$107,142,914	$2,094,070	$124,186
Health care	10,890,392	10,890,392	—	—
Industrials	5,816,837	5,816,837	—	—
Information technology	451,976,746	431,008,419	20,968,327	—
Real estate	3,760,698	3,760,698	—	—
Telecommunication services	2,812,606	—	2,812,606	—
Preferred securities	4,382,142	—	—	4,382,142
Corporate bonds	1,905,063	—	1,905,063	—
Securities lending collateral	24,328,047	24,328,047	—	—
Short-term investments	37,894,650	34,104,650	3,790,000	—
Total investments in securities	$653,128,351	$617,051,957	$31,570,066	$4,506,328

Small Cap Growth Fund
Common stocks
Consumer discretionary	$27,350,600	$27,350,600	—	—
Consumer staples	1,312,348	1,312,348	—	—
Energy	5,892,951	5,772,062	$120,889	—
Financials	17,029,615	17,029,615	—	—
Health care	37,875,104	37,875,104	—	—
Industrials	36,628,745	36,628,745	—	—
Information technology	61,895,068	59,366,943	2,059,010	$469,115
Materials	7,301,375	7,301,375	—	—
Real estate	7,647,140	7,647,140	—	—
Utilities	783,453	783,453	—	—
Preferred securities	4,514,091	—	—	4,514,091
Securities lending collateral	27,654,047	27,654,047	—	—
Total investments in securities	$235,884,537	$228,721,432	$2,179,899	$4,983,206

Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$723,199,039	$461,559,184	$261,634,404	$5,451
Consumer staples	601,239,433	357,312,485	243,926,948	—
Energy	490,529,087	366,800,852	123,728,235	—
Financials	1,346,195,826	841,868,878	504,326,948	—
Health care	701,376,829	473,940,711	227,372,230	63,888
Industrials	789,923,737	500,755,673	289,168,064	—
Information technology	1,131,664,074	925,428,718	206,203,894	31,462
Materials	334,642,853	146,099,202	188,543,651	—
Real estate	239,357,320	160,371,233	78,983,014	3,073
Telecommunication services	209,649,241	104,373,990	105,275,251	—
Utilities	186,503,553	111,093,100	75,410,453	—
Preferred securities
Consumer discretionary	7,764,176	—	7,764,176	—
Consumer staples	4,485,535	—	4,485,535	—
Energy	4,074,170	—	4,074,170	—
Financials	19,107,681	1,223,455	17,884,226	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund (continued)
Information technology	$2,946,314	—	$2,946,314	—
Materials	6,795,870	—	6,795,870	—
Telecommunication services	1,407,873	—	1,407,873	—
Utilities	1,179,647	—	1,179,647	—
Exchange-traded funds	56,627,180	$56,627,180	—	—
Rights	22,017	609	21,408	—
Warrants	2,851	2,851	—	—
Securities lending collateral	95,408,132	95,408,132	—	—
Short-term investments	271,820,000	—	271,820,000	—
Total investments in securities	$7,225,922,438	$4,602,866,253	$2,622,952,311	$103,874
Other financial instruments:
Futures	$10,114,000	$10,114,000	—	—

Total Return Fund
U.S. Government and Agency obligations	$1,403,450,213	—	$1,403,450,213	—
Foreign government obligations	21,064,121	—	21,064,121	—
Corporate bonds	639,541,229	—	639,541,229	—
Term loans	5,007,150	—	5,007,150	—
Municipal bonds	48,759,748	—	48,759,748	—
Collateralized mortgage obligations	267,107,351	—	263,861,180	$3,246,171
Asset backed securities	233,495,267	—	233,495,267	—
Preferred securities	6,858,593	—	6,858,593	—
Purchased options	1,242,990	$95,976	1,147,014	—
Short-term investments	432,982,902	—	432,982,902	—
Total investments in securities	$3,059,509,564	$95,976	$3,056,167,417	$3,246,171
Sale commitments outstanding	($11,843,040)	—	($11,843,040)	—
Other financial instruments:
Futures	$1,420,983	$1,420,983	—	—
Forward foreign currency contracts	(8,007,519)	—	($8,007,519)	—
Written options	(1,182,478)	—	(1,182,478)	—
Interest rate swaps	(492,544)	—	(492,544)	—
Credit default swaps	(1,373,599)	—	(1,373,599)	—

U.S. High Yield Bond Fund
Corporate bonds	$284,021,723	—	$284,021,723	—
Term loans	7,535,395	—	7,535,395	—
Convertible bonds	1,839,141	—	1,839,141	—
Common stocks	3,802,199	$3,802,199	—	—
Rights	297,086	—	—	$297,086
Securities lending collateral	9,432,840	9,432,840	—	—
Short-term investments	984,158	984,158	—	—
Total investments in securities	$307,912,542	$14,219,197	$293,396,259	$297,086

U.S. Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$194,401,144	$194,399,013	—	$2,131
Consumer staples	150,460,659	150,460,659	—	—
Energy	143,516,382	143,516,382	—	—
Financials	333,502,622	333,502,622	—	—
Health care	207,075,223	207,075,223	—	—
Industrials	211,615,867	211,615,867	—	—
Information technology	395,195,393	395,195,393	—	—
Materials	52,218,769	52,218,769	—	—
Real estate	68,743,839	68,743,839	—	—
Telecommunication services	42,469,336	42,469,336	—	—
Utilities	46,549,093	46,549,093	—	—
Securities lending collateral	20,687,031	20,687,031	—	—
Short-term investments	48,810,000	—	$48,810,000	—
Total investments in securities	$1,915,245,358	$1,866,433,227	$48,810,000	$2,131
Other financial instruments:
Futures	$1,743,135	$1,743,135	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common stocks
Consumer discretionary	$26,935,672	$26,935,672	—	—
Consumer staples	8,213,153	8,213,153	—	—
Energy	31,602,538	28,327,230	$3,275,308	—
Financials	79,924,741	79,924,741	—	—
Health care	29,990,400	29,990,400	—	—
Industrials	46,281,189	46,281,189	—	—
Information technology	45,745,492	45,745,492	—	—
Materials	20,262,417	20,262,417	—	—
Real estate	19,867,065	19,867,065	—	—
Telecommunication services	3,346,606	3,346,606	—	—
Utilities	13,355,236	13,355,236	—	—
Short-term investments	13,002,530	13,002,530	—	—
Total investments in securities	$338,527,039	$335,251,731	$3,275,308	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data, which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

Alpha Opportunities Fund
	Common Stocks	Preferred Securities	Corporate Bonds	Totals
Balance as of 8-31-16	$694,619	$30,642,279	$117,343	$31,454,241
Realized gain (loss)	—	140,098	—	140,098
Change in unrealized appreciation (depreciation)	(35,606)	(642,964)	—	(678,570)
Purchases	—	—	—	—
Sales	—	(1,456,554)	—	(1,456,554)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 2-28-17	$659,013	$28,682,859	$117,343	$29,459,215
Change in unrealized at period end*	($35,606)	($365,982)	—	($401,588)

High Yield Fund
	Common Stocks	Preferred Securities	Corporate Bonds	Totals
Balance as of 8-31-16	$7,346,493	—	$3,651,345	$10,997,838
Realized gain (loss)	85,394	—	(2,262,480)	(2,177,086)
Change in unrealized appreciation (depreciation)	(4,469,145)	($2,155,566)	2,336,404	(4,288,307)
Purchases	7,767,921	4,583,138	189,399	12,540,458
Sales	(3,249,816)	—	(1,117,369)	(4,367,185)
Transfers into Level 3	1,116,559	—	—	1,116,559
Transfers out of Level 3	—	—	—	—
Balance as of 2-28-17	$8,597,406	$2,427,572	$2,797,299	$13,822,277
Change in unrealized at period end*	($6,685,446)	($2,155,566)	($18,128)	($8,859,140)

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Corporate Bonds	Totals
Balance as of 8-31-16	$4,257,349	$137,031,055	$803,899	$142,092,303
Realized gain (loss)	—	935,874	—	935,874
Change in unrealized appreciation (depreciation)	(220,986)	(3,526,982)	—	(3,747,968)
Purchases	—	—	—	—
Sales	—	(7,130,692)	—	(7,130,692)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 2-28-17	$4,036,363	$127,309,255	$803,899	$132,149,517
Change in unrealized at period end*	($220,986)	($1,993,652)	—	($2,214,638)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-16	$469,115	$5,778,406	$6,247,521
Realized gain (loss)	—	105,588	105,588
Change in unrealized appreciation (depreciation)	—	(449,346)	(449,346)
Purchases	—	—	—
Sales	—	(920,557)	(920,557)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-17	$469,115	$4,514,091	$4,983,206
Change in unrealized at period end*	—	($262,200)	($262,200)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the tables below.

Alpha Opportunities Fund	Fair Value at 2-28-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$298,192	Market Approach	Prior / recent transactions	$50.19
	$360,821	Market Approach	EV to revenue multiple	3.46x – 3.64x (weighted average 3.60x)
			Discount	10% – 17.5% (weighted average 11.7%)
	$659,013

Preferred Securities	$8,342,225	Market Approach	EV to revenue multiple	1.39x – 8.36x (weighted average 4.96x)
			Discount	10% – 25% (weighted average 16.3%)
	$2,384,135	Market Approach	EV to revenue multiple	1.54x – 5.21x (weighted average 3.25x)
			Discount	17.5% – 25% (weighted average 19.7%)
			Allocated using OPM – Volatility	40% – 55% (weighted average 45.9%)
	$17,589,798	Market Approach	Prior / recent transactions	$4.38 – $50.19 (weighted average $45.39)
	$366,701	Market Approach	Probability weighted expected future price	$2.78
			Discount	32%
	$28,682,859
Corporate Bonds	$117,343	Market Approach	Prior / recent transactions	$100

Total	$29,459,215

High Yield Fund	Fair Value at 2-28-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$6,466,528	Market Approach	EV/EBITDA multiple	6.89x – 14.88x (weighted average 13.39x)
			Discount	25%
	$1,705,378	Market Approach	Expected future value	$12.27
			Discount	15%
	$135,625	Market Approach	Estimated liquidation value	$1.13
	$8,307,531

Preferred Securities	$352,692	Market Approach	Estimated liquidation value	$0.01
	$30,620	Market Approach	Prior / recent transactions	$10
	$383,312

Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Corporate Bonds	$2,796,165	Market Approach	Yield	863bps

Total	$11,488,142 *

*	These amounts exclude valuations provided by a broker, which amounted to $2,334,135.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Mid Cap Stock Fund	Fair Value at 2-28-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$1,781,223	Market Approach	Prior / recent transactions	$50.19
	$2,255,140	Market Approach	EV to revenue multiple	3.46x – 3.64x (weighted average 3.60x)
			Discount	10% – 17.5% (weighted average 11.6%)
	$4,036,363

Preferred Securities	$14,150,713	Market Approach	EV to revenue multiple	1.54x – 5.21x (weighted average 3.29x)
			Discount	17.5% – 25% (weighted average 19.6%)
			Allocated using OPM – Volatility	40% – 55% (weighted average 46%)
	$34,295,597	Market Approach	EV to revenue multiple	1.39x – 6.21x (weighted average 4.12x)
			Discount	10% – 25% (weighted average 14.4%)
	$2,179,999	Market Approach	Probability weighted expected future price	$2.78
			Discount	32%
	$76,131,991	Market Approach	Prior / recent transactions	$4.38 – $50.19 (weighted average $44.02)
	$550,955	Market Approach	Expected future value	$1.28
			Discount	18.75%
	$127,309,255

Corporate Bonds	$803,899	Market Approach	Prior / recent transactions	$100

Total	$132,149,517

Small Cap Growth Fund	Fair Value at 2-28-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$469,115	Market Approach	Expected future value	$3.20
			Discount	10%

Preferred Securities	$2,574,370	Market Approach	EV to revenue multiple	3.64x – 8.29x (weighted average 5.94x)
			Discount	10% – 17.5% (weighted average 12.1%)
	$671,176	Market Approach	EV to revenue multiple	1.54x
			Discount	25%
			Allocated using OPM – Volatility	55%
	$390,114	Market Approach	Probability weighted expected future price	$5.15 – $6.86 (weighted average $6.08)
			Discount	32%
	$878,431	Market Approach	Expected future value	$4.40
			Discount	10%
	$4,514,091

Total	$4,983,206

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) – Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Obligations to repay cash received by a fund is shown on the Statements of assets and liabilities as Reverse repurchase agreement payable.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following table summarizes the open reverse repurchase agreements at February 28, 2017:

Fund	Counterparty	Borrowing rate	Settlement date	Maturity date		Borrowing amount		Payable for reverse repurchase agreements	USD Payable for reverse repurchase agreements
Global Bond Fund	Bank of America[1]	0.820%	1/4/2017	4/4/2017	USD	5,108,804	USD	5,115,204	$5,115,204
Global Bond Fund	Bank of America[2]	0.820%	1/4/2017	4/4/2017	USD	2,607,750	USD	2,611,017	2,611,017
Global Bond Fund	BNP Paribas SA3	0.300%	2/2/2017	5/3/2017	EUR	5,252,917	EUR	5,254,055	5,566,143
Global Bond Fund	BNP Paribas SA4	0.450%	1/31/2017	4/20/2017	GBP	206,205	GBP	206,277	255,959
Global Bond Fund	BNP Paribas SA5	0.550%	1/17/2017	4/20/2017	GBP	1,442,957	GBP	1,443,883	1,791,643
Global Bond Fund	BNP Paribas SA6	0.550%	1/17/2017	4/20/2017	GBP	927,671	GBP	928,266	1,151,839
Global Bond Fund	HSBC Bank[7]	0.400%	2/21/2017	4/25/2017	EUR	594,540	EUR	594,586	629,904
Global Bond Fund	HSBC Bank[8]	0.400%	2/21/2017	4/25/2017	EUR	1,524,711	EUR	1,524,830	1,615,404
Global Bond Fund	HSBC Bank[9]	0.450%	2/16/2017	4/24/2017	EUR	3,676,838	EUR	3,677,390	3,895,825
Global Bond Fund	Merrill Lynch[10]	0.450%	2/2/2017	4/20/2017	GBP	2,485,375	GBP	2,486,183	3,084,981
Global Bond Fund	Merrill Lynch[11]	0.470%	2/17/2017	4/25/2017	EUR	666,180	EUR	666,276	705,852
Global Bond Fund	UBS AG12	0.320%	2/2/2017	5/3/2017	EUR	1,076,012	EUR	1,076,261	1,140,190
Global Bond Fund	UBS AG13	0.320%	2/2/2017	5/3/2017	EUR	1,887,015	EUR	1,887,452	1,999,566
Global Bond Fund	UBS AG14	0.320%	2/2/2017	5/3/2017	EUR	1,595,837	EUR	1,596,206	1,691,020
Global Bond Fund	UBS AG15	0.320%	2/14/2017	5/3/2017	EUR	2,576,609	EUR	2,576,929	2,729,997
Global Bond Fund	UBS AG16	0.320%	2/14/2017	5/3/2017	EUR	3,844,139	EUR	3,844,618	4,072,986
Global Bond Fund	The Bank of Nova Scotia[17]	0.850%	2/7/2017	4/5/2017	USD	1,101,000	USD	1,101,546	$1,101,546
Real Return Bond Fund	Bank of Montreal[18]	0.760%	2/10/2017	4/10/2017	USD	19,123,875	USD	19,131,142	19,131,142
Real Return Bond Fund	Bank of Montreal[19]	0.800%	1/13/2017	4/10/2017	USD	8,037,000	USD	8,045,216	8,045,216
Real Return Bond Fund	Bank of Montreal[20]	0.850%	2/13/2017	4/6/2017	USD	2,752,750	USD	2,753,725	2,753,725
Real Return Bond Fund	The Bank of Nova Scotia[21]	0.780%	1/27/2017	4/27/2017	USD	1,263,000	USD	1,263,876	1,263,876
Real Return Bond Fund	The Bank of Nova Scotia[22]	0.820%	1/19/2017	4/19/2017	USD	55,503,875	USD	55,554,445	55,554,445
Real Return Bond Fund	The Bank of Nova Scotia[23]	0.850%	1/3/2017	4/3/2017	USD	4,085,250	USD	4,090,652	4,090,652
Real Return Bond Fund	The Bank of Nova Scotia[24]	0.850%	1/5/2017	4/5/2017	USD	1,271,060	USD	1,272,681	1,272,681
Real Return Bond Fund	The Bank of Nova Scotia[25]	0.850%	1/9/2017	4/10/2017	USD	57,365,000	USD	57,432,723	57,432,723
Total Return Fund	Bank of Montreal[26]	0.810%	1/23/2017	4/21/2017	USD	17,446,250	USD	17,460,381	17,460,381
Total Return Fund	Credit Agricole SA27	0.760%	2/6/2017	4/6/2017	USD	31,255,000	USD	31,269,516	31,269,516
Total Return Fund	Credit Agricole SA28	0.760%	2/6/2017	4/6/2017	USD	615,000	USD	615,286	615,286

[1]	Reverse repurchase agreement with Bank of America dated 1/4/2017 at 0.820% to be repurchased at $5,119,277 on 4/4/2017, collateralized by $5,399,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $5,186,204, including interest)

[2]	Reverse repurchase agreement with Bank of America dated 1/4/2017 at 0.820% to be repurchased at $2,613,096 on 4/4/2017, collateralized by $2,138,241 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $2,637,548, including interest)

[3]	Reverse repurchase agreement with BNP Paribas SA dated 2/2/2017 at 0.300% to be repurchased at EUR 5,248,978 on 5/3/2017, collateralized by EUR 5,270,000 Kingdom of Spain, 2.900% due 10/31/2046 (valued at EUR 5,309,551, including interest)

[4]	Reverse repurchase agreement with BNP Paribas SA dated 1/31/2017 at 0.450% to be repurchased at GBP 206,405 on 4/20/2017, collateralized by GBP 150,000 Government of United Kingdom, 4.750% due 12/7/2030 (valued at GBP 213,092, including interest)

[5]	Reverse repurchase agreement with BNP Paribas SA dated 1/17/2017 at 0.550% to be repurchased at GBP 1,444,979 on 4/20/2017, collateralized by GBP 1,000,000 Government of United Kingdom, 4.250% due 12/7/2040 (valued at GBP 1,480,292, including interest)

[6]	Reverse repurchase agreement with BNP Paribas SA dated 1/17/2017 at 0.550% to be repurchased at GBP 928,971 on 4/20/2017, collateralized by GBP 700,000 Government of United Kingdom, 3.500% due 1/22/2045 (valued at GBP 962,458, including interest)

[7]	Reverse repurchase agreement with HSBC Bank dated 2/21/2017 at 0.400% to be repurchased at EUR 594,124 on 4/25/2017, collateralized by EUR 600,000 Government of France, 0.000% due 5/25/2022 (valued at EUR 600,043, including interest)

[8]	Reverse repurchase agreement with HSBC Bank dated 2/21/2017 at 0.400% to be repurchased at EUR 1,523,644 on 4/25/2017, collateralized by EUR 1,140,000 Government of France, 3.250% due 5/25/2045 (valued at EUR 1,485,295, including interest)

[9]	Reverse repurchase agreement with HSBC Bank dated 2/16/2017 at 0.450% to be repurchased at EUR 3,673,759 on 4/24/2017, collateralized by EUR 3,700,000 Government of France, 0.000% due 5/25/2022 (valued at EUR 3,700,263, including interest)

[10]	Reverse repurchase agreement with Merrill Lynch dated 2/2/2017 at 0.450% to be repurchased at GBP 2,487,735 on 4/20/2017, collateralized by GBP 2,000,000 Government of United Kingdom, 3.250% due 1/22/2044 (valued at GBP 2,621,620, including interest)

[11]	Reverse repurchase agreement with Merrill Lynch dated 2/17/2017 at 0.470% to be repurchased at EUR 665,597 on 4/25/2017, collateralized by EUR 600,000 Government of France, 2.500% due 10/25/2020 (valued at EUR 661,299, including interest)

[12]	Reverse repurchase agreement with UBS AG dated 2/2/2017 at 0.320% to be repurchased at EUR 1,075,151 on 5/3/2017, collateralized by EUR 1,300,000 Republic of Italy, 2.800% due 3/1/2067 (valued at EUR 1,100,797, including interest)

[13]	Reverse repurchase agreement with UBS AG dated 2/2/2017 at 0.320% to be repurchased at EUR 1,885,506 on 5/3/2017, collateralized by EUR 1,900,000 Republic of Italy, 3.250% due 9/1/2046 (valued at EUR 1,933,934, including interest)

[14]	Reverse repurchase agreement with UBS AG dated 2/2/2017 at 0.320% to be repurchased at EUR 1,594,560 on 5/3/2017, collateralized by EUR 1,800,000 Republic of Italy, 2.700% due 3/1/2047 (valued at EUR 1,635,689, including interest)

[15]	Reverse repurchase agreement with UBS AG dated 2/14/2017 at 0.320% to be repurchased at EUR 2,574,822 on 5/3/2017, collateralized by EUR 2,600,000 Republic of Italy, 3.250% due 9/1/2046 (valued at EUR 2,646,436, including interest)

[16]	Reverse repurchase agreement with UBS AG dated 2/14/2017 at 0.320% to be repurchased at EUR 3,841,474 on 5/3/2017, collateralized by EUR 4,000,000 Republic of Italy, 2.450% due 9/1/2033 (valued at EUR 3,907,600, including interest)

[17]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/7/2017 at 0.850% to be repurchased at $1,102,482 on 4/5/2017, collateralized by $899,440 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $1,109,471, including interest)

[18]	Reverse repurchase agreement with Bank of Montreal dated 2/10/2017 at 0.760% to be repurchased at $19,147,695 on 4/10/2017, collateralized by $19,100,000 U.S. Treasury Notes, 1.750% due 11/30/2021 (valued at $18,984,350, including interest)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

[19]	Reverse repurchase agreement with Bank of Montreal dated 1/13/2017 at 0.800% to be repurchased at $8,052,538 on 4/10/2017, collateralized by $7,715,160 U.S. Treasury Inflation Indexed Bonds, 0.625% due 7/15/2021 (valued at $8,033,827, including interest)

[20]	Reverse repurchase agreement with Bank of Montreal dated 2/13/2017 at 0.850% to be repurchased at $2,756,130 on 4/6/2017, collateralized by $2,696,746 U.S. Treasury Inflation Indexed Bonds, 0.375% due 7/15/2023 (valued at $2,753,974, including interest)

[21]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/27/2017 at 0.780% to be repurchased at $1,265,463 on 4/27/2017, collateralized by $1,244,544 U.S. Treasury Inflation Indexed Bonds, 0.375% due 7/15/2023 (valued at $1,270,954, including interest)

[22]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/19/2017 at 0.820% to be repurchased at $55,617,658 on 4/19/2017, collateralized by $41,349,175 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4/15/2028 (valued at $55,419,638, including interest)

[23]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/3/2017 at 0.850% to be repurchased at $4,093,931 on 4/3/2017, collateralized by $4,049,994 U.S. Treasury Inflation Indexed Bonds, 0.375% due 7/15/2023 (valued at $4,135,939, including interest)

[24]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/5/2017 at 0.850% to be repurchased at $1,273,761 on 4/5/2017, collateralized by $1,297,000 U.S. Treasury Notes, 2.000% due 2/15/2025 (valued at $1,269,135, including interest)

[25]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/9/2017 at 0.850% to be repurchased at $57,488,255 on 4/10/2017, collateralized by $49,342,755 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025 (valued at $57,329,127, including interest)

[26]	Reverse repurchase agreement with Bank of Montreal dated 1/23/2017 at 0.810% to be repurchased at $17,480,794 on 4/21/2017, collateralized by $17,000,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $17,498,712, including interest)

[27]	Reverse repurchase agreement with Credit Agricole SA dated 2/6/2017 at 0.760% to be repurchased at $31,293,930 on 4/6/2017, collateralized by $32,900,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $31,603,279, including interest)

[28]	Reverse repurchase agreement with Credit Agricole SA dated 2/6/2017 at 0.760% to be repurchased at $615,766 on 4/6/2017, collateralized by $600,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $617,602, including interest)

When-issued/delayed-delivery securities.  The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increases in the value of securities sold prior to settlement date. As a result, Core Bond Fund and Total Return Fund received cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund; and Investment Quality Bond Fund has deposited cash collateral for certain counterparties to these transactions which is recorded as Cash at broker for sale commitments.

Fund	Counterparty	Collateral Paid/(Received)
Core Bond Fund	Bank of America	($380,000)
Investment Quality Bond Fund	Merrill Lynch	$45,000
Total Return Fund	BNP Paribus	($292,000)
Total Return Fund	Barclays Capital, Inc.	($2,520,000)

Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the fund and the weighted average interest rate for the six months ended February 28, 2017 were as follows:

Fund	Average Borrowing	Weighted average interest rate
Global Bond Fund	$665,220,148	0.63%
Real Return Bond Fund	1,304,274,539	0.58%
Total Return Fund	3,750,024,513	0.47%

Term loans (Floating rate loans).  The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, a fund may need to sell other investments to make distributions.

Real estate investment trusts.  The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, a fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

A fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, a fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. A fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of February 28, 2017, the funds loaned common stocks and fixed income securities as follows:

Fund	Market value of securities on loan	Cash collateral received
Active Bond Fund	$19,232,453	$19,927,914
Capital Apperciation Fund	28,962,497	29,556,577
Capital Apperciation Value Fund	371,140	378,700
Core Bond Fund	1,534,326	1,592,266
Global Real Estate Fund	1,104,471	1,162,743
High Yield Fund	14,144,961	14,701,604
International Small Cap Fund	34,855,860	36,646,414
International Strategic Equity Allocation Fund	27,695,171	29,349,359
International Value Fund	29,769,806	31,605,740
Investment Quality Bond Fund	193,401	199,121
Mid Cap Stock Fund	104,797,010	106,993,571
Mid Value Fund	15,241,688	15,567,340
Real Estate Securities Fund	1,333,476	1,388,550
Science & Technology Fund	23,819,949	24,328,956
Small Cap Growth Fund	27,052,328	27,657,841
Small Company Growth Fund	7,393,958	7,559,440
Small Company Value Fund	10,159,445	10,440,650
Strategic Equity Allocation Fund	92,735,503	95,410,282
U.S. High Yield Bond Fund	9,210,139	9,431,610
U.S. Strategic Equity Allocation Fund	20,207,586	20,689,472

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The funds and other affiliated funds entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the funds can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2017, the funds had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2017 were as follows:

Fund	Commitment Fee
Active Bond Fund	$3,555
Alpha Opportunities Fund	2,846
Asia Pacific Total Return Bond Fund	1,762
Capital Appreciation Fund	3,331
Capital Appreciation Value Fund	3,465
Core Bond Fund	3,852
Fundamental Global Franchise Fund	1,803
Global Bond Fund	1,877
Global Real Estate Fund	1,640
Health Sciences Fund	1,603
High Yield Fund	1,909
International Growth Stock Fund	2,110
International Small Cap Fund	1,920
International Strategic Equity Allocation Fund	934
International Value Fund	2,797
Investment Quality Bond Fund	1,978
Mid Cap Stock Fund	2,853
Mid Value Fund	2,289
Multi-Index Lifestyle Aggressive Portfolio	$1,498
Multi-Index Lifestyle Balanced Portfolio	1,757
Multi-Index Lifestyle Conservative Portfolio	1,465
Multi-Index Lifestyle Growth Portfolio	1,683
Multi-Index Lifestyle Moderate Portfolio	1,479
Real Estate Equity Fund	1,602
Real Estate Securities Fund	2,443
Real Return Bond Fund	2,367
Science & Technology Fund	2,146
Short Term Government Income Fund	1,661
Small Cap Growth Fund	1,589
Small Company Growth Fund	1,562
Small Company Value Fund	1,650
Strategic Equity Allocation Fund	8,529
Total Return Fund	3,352
U.S. High Yield Bond Fund	1,914
U.S. Strategic Equity Allocation Fund	742
Value Fund	1,731

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, as of August 31, 2016, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2016:

	Capital Loss Carryforwards Expiring at August 31		No Expiration Date
Fund	2017	2018	Short Term	Long Term
Alpha Opportunities Fund	—	—	$82,241,064	$4,579,258
Asia Pacific Total Return Bond Fund	—	—	—	8,558,503
Global Real Estate Fund	—	$122,782,417	—	—
High Yield Fund	$24,597,994	229,714,878	11,384,205	60,736,855
International Growth Stock Fund	—	—	11,813,345	14,322,610
International Small Cap Fund	—	16,694,169	12,219,485	26,420,456
International Value Fund	—	88,133,382	1,406,743	78,079,186
Real Return Bond Fund	—	—	17,661,913	11,846,858
Short Term Government Income Fund	—	—	2,418,773	4,012,441
Small Cap Growth Fund	—	—	17,927,364	—
Total Return Fund	—	—	3,238,849	12,920,945
U.S. High Yield Bond Fund	—	—	—	8,544,863

As of August 31, 2016, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2017, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Fund	$2,191,044,728	$51,259,446	($22,249,534)	$29,009,912
Alpha Opportunities Fund	246,554,795	22,442,521	(1,629,194)	20,813,327
Asia Pacific Total Return Bond Fund	384,227,373	5,665,093	(22,754,800)	(17,089,707)
Capital Appreciation Fund	1,016,978,667	815,877,745	(7,511,997)	808,365,748
Capital Appreciation Value Fund	1,748,844,313	252,612,078	(4,303,794)	248,308,284
Core Bond Fund	1,703,951,818	8,523,321	(14,486,207)	(5,962,886)
Fundamental Global Franchise Fund	490,988,329	88,776,285	(10,755,728)	78,020,557
Global Bond Fund	587,170,995	4,880,877	(16,811,248)	(11,930,371)
Global Real Estate Fund	205,426,301	14,783,984	(2,038,255)	12,745,729
Health Sciences Fund	167,328,772	54,378,414	(4,749,961)	49,628,453
High Yield Fund	533,285,140	22,907,332	(40,880,706)	(17,973,374)
International Growth Stock Fund	777,206,546	138,873,934	(27,229,262)	111,644,672
International Small Cap Fund	506,682,023	144,959,545	(36,454,519)	108,505,026
International Strategic Equity Allocation Fund	1,680,371,906	118,018,242	(16,710,960)	101,307,282
International Value Fund	1,433,213,939	207,679,821	(131,307,420)	76,372,401
Investment Quality Bond Fund	489,501,648	4,817,309	(4,762,026)	55,283
Mid Cap Stock Fund	1,439,599,932	263,569,059	(48,689,431)	214,879,628
Mid Value Fund	689,221,613	197,531,995	(11,455,132)	186,076,863
Multi-Index Lifestyle Aggressive Portfolio	157,102,800	3,928,632	—	3,928,632
Multi-Index Lifestyle Balanced Portfolio	489,162,582	10,163,948	(818,624)	9,345,324
Multi-Index Lifestyle Conservative Portfolio	87,245,291	1,114,908	(327,069)	787,839
Multi-Index Lifestyle Growth Portfolio	400,094,782	8,383,641	(370,772)	8,012,869
Multi-Index Lifestyle Moderate Portfolio	128,922,410	1,433,750	(298,782)	1,134,968
Real Estate Equity Fund	132,154,679	90,630,013	(208,400)	90,421,613
Real Estate Securities Fund	502,401,398	81,251,360	(6,250,325)	75,001,035
Real Return Bond Fund	1,252,098,827	6,776,189	(9,660,439)	(2,884,250)
Science & Technology Fund	560,525,796	100,015,228	(7,412,673)	92,602,555
Short Term Government Income Fund	233,773,335	231,714	(4,244,301)	(4,012,587)
Small Cap Growth Fund	199,262,359	40,338,453	(3,716,275)	36,622,178
Small Company Growth Fund	155,683,430	59,194,414	(5,291,633)	53,902,781
Small Company Value Fund	159,394,471	96,486,958	(2,190,640)	94,296,318
Strategic Equity Allocation Fund	6,324,239,963	1,066,685,791	(165,003,316)	901,682,475
Total Return Fund	3,070,927,982	32,016,779	(43,435,197)	(11,418,418)
U.S. High Yield Bond Fund	312,383,176	13,143,497	(17,614,131)	(4,470,634)
U.S. Strategic Equity Allocation Fund	1,754,690,138	177,462,567	(16,907,347)	160,555,220
Value Fund	265,281,639	82,717,120	(9,471,720)	73,245,400

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, partnerships, derivative transactions, treasury inflation protected securities and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash for Alpha Opportunities Fund and Real Return Bond Fund is presented in the Statements of cash flows. The cash amount shown in each Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash held at broker for futures contracts.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds’ maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable for centrally cleared swaps, respectively. Securities pledged by the funds for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of futures notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration.	Ranging up to $64.0 million
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversification of the fund, manage against anticipated interest rate changes, and manage duration.	$434.9 million to $650.0 million
High Yield Fund	To manage against anticipated interest rate changes.	$20.8 million to $120.2 million
International Strategic Equity Allocation Fund	To maintain diversity and liquidity of the fund.	Ranging up to $87.5 million

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Reason	USD Notional range
Investment Quality Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, manage against anticipated interest rate changes, and manage duration.	$236.4 million to $278.4 million
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversification, manage against anticipated interest rate changes, and manage duration of the fund.	$178.8 million to $349.5 million
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, maintain diversity, gain exposure to foreign currency, and as a substitute for securities purchased.	$247.4 million to $338.1 million
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversification, manage against anticipated interest rate changes, and manage duration of the fund.	$2.1 billion to $2.6 billion
U.S. Strategic Equity Allocation Fund	To manage against anticipated changes in securities.	Ranging up to $57.9 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of forward foreign currency contracts notional amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Alpha Opportunities Fund	To manage against anticipated changes in currency exchange rates.	Ranging up to $348.3 million
Asia Pacific Total Return Bond Fund	To manage against anticipated changes in currency exchange rates.	$56.0 to $80.6 million
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification.	$433.8 million to $687.6 million
High Yield Fund	To manage against anticipated changes in currency exchange rates.	$8.0 million to $10.3 million
Investment Quality Bond Fund	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$25.5 million to$ 43.4 million
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification.	$156.9 million to $245.6 million
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification.	$685.7 million to $1.1 billion

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index. A forward volatility option is a forward agreement to write/sell a swaption straddle (a call and a put swaption with the same strike price and maturity) on a specified date.

DERIVATIVE INSTRUMENTS, CONTINUED

The following table details how the funds used purchased option contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of market value for purchased options held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	Market Value
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversification and gain exposure to foreign currencies.	$339.7 thousand to $1.2 million
High Yield Fund	To manage against potential credit events.	Ranging up to $53.6 thousand
Investment Quality Bond Fund	To maintain diversification	Ranging up to $23 thousand
Real Return Bond Fund	To maintain diversification.	$3.1 million to $4.2 million
Total Return Fund	To maintain diversification.	$948.6 thousand to $1.4 million

The following table details how the funds used written option contracts held during the six months ended February 28, 2017:

Fund	Type	Reason
Alpha Opportunities Fund	Equity	To manage against anticipated changes in securities markets and as a substitute for securities purchased.
Capital Appreciation Value Fund	Equity	To manage against anticipated changes in securities markets.
Global Bond Fund	Exchanged Traded Futures	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversification.
	Foreign Currency	To manage against anticipated currency exchange rates and gain exposure to foreign currencies.
	Inflation Floors	To manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
	Interest Rate Swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversification.
Health Sciences Fund	Credit Default Swaption	To manage against potential credit events.
High Yield Fund	Credit Default Swaption	To manage against potential credit events.
Real Return Bond Fund	Credit Default Swaption	To take long position in the exposure of the benchmark credit, manage against potential credit events and gain exposure to credit index.
	Exchanged Traded Futures	To manage against anticipated interest rate changes and manage duration of the fund.
	Foreign Currency	To manage against anticipated currency exchange rates and manage currency exposure.
	Inflation Caps	To manage duration of the fund, manage against anticipated interest rate changes, to gain exposure to treasuries market and maintain diversification.
	Inflation Floors	To manage duration of the fund, manage against anticipated interest rate changes, to gain exposure to treasuries market and maintain diversification.
	Interest Rate Floors	To manage duration of the fund, manage against anticipated interest rate changes, to gain exposure to treasuries market and maintain diversification.
	Interest Rate Swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversification.
Total Return Fund	Foreign Currency	To manage against anticipated currency exchange rates and gain exposure to foreign currencies.
	Inflation Floors	To manage the duration of the fund, manage against anticipated interest rate changes, gain exposure to treasuries market and maintain diversification.
	Interest Rate Swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversification.
	Options on securities	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversification.

The following tables summarize the funds’ written options activities during the six months ended February 28, 2017:

FUND	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alpha Opportunities Fund
Outstanding, beginning of period	—	—
Options written	17	$23,673
Option closed	—	—
Options exercised	—	—
Options expired	(17)	(23,673)
Outstanding, end of period	—	—

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Fund
Outstanding, beginning of period	42,304	$9,685,140
Options written	10,823	5,691,849
Option closed	(9,129)	(2,231,619)
Options exercised	(17,513)	(4,435,929)
Options expired	(17,258)	(4,006,594)
Outstanding, end of period	9,227	$4,702,847

FUND	CAD NOTIONAL AMOUNT	EUR NOTIONAL AMOUNT	GBP NOTIONAL AMOUNT	JPY NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUMS RECEIVED
Global Bond Fund
Outstanding, beginning of period	—	19,400,000	11,000,000	810,000,000	59,100,000	$861,840
Options written	5,229,000	6,464,101	9,893,000	—	61,285,061	1,219,230
Options closed	—	(4,700,000)	(5,600,000)	—	(50,700,000)	(459,530)
Options exercised	—	(2,300,000)	(2,300,000)	—	(7,200,061)	(222,095)
Options expired	—	(18,864,084)	(12,993,000)	—	(13,485,000)	(437,577)
Outstanding, end of period	5,229,000	17	—	810,000,000	49,000,000	$961,868

FUND	USD NOTIONAL AMOUNT	PREMIUMS RECEIVED
High Yield Fund
Outstanding, beginning of period	—	—
Options written	33,640,200	$104,285
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	33,640,200	$104,285

FUND	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Health Sciences Fund
Outstanding, beginning of period	117	$81,459
Options written	—	—
Option closed	—	—
Options exercised	(30)	(16,037)
Options expired	(87)	(65,422)
Outstanding, end of period	—	—

FUND	EUR NOTIONAL AMOUNT	GBP NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Real Return Bond Fund
Outstanding, beginning of period	15,572,000	—	356,520,000	975	3,096,910
Options written	39,520,000	35,388,000	193,656,000	1,265	2,347,384
Option closed	(21,210,000)	—	(112,360,000)	(511)	(1,181,606)
Options exercised	(4,890,000)	—	(63,789,000)	(170)	(458,938)
Options expired	(23,092,000)	(27,664,000)	(133,027,000)	(996)	(914,598)
Outstanding, end of period	$5,900,000	$7,724,000	$241,000,000	563	$2,889,152

FUND	AUD NOTIONAL AMOUNT	EUR NOTIONAL AMOUNT	GBP NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUMS RECEIVED
Total Return Fund
Outstanding, beginning of period	37,700,000	$3,900,000	—	324,600,000	$3,534,328
Options written	52,600,000	334	13,300,000	390,701,290	3,721,190
Option closed	—	—	—	(101,500,000)	(668,705)
Options exercised	—	—	(10,000,000)	(67,900,752)	(953,198)
Options expired	(90,300,000)	(3,900,334)	(3,300,000)	(384,900,538)	(3,032,880)
Outstanding, end of period	—	—	—	161,000,000	$2,600,735

Swaps.  Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

DERIVATIVE INSTRUMENTS, CONTINUED

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$465.8 million to $757.5 million
Investment Quality Bond Fund	To manage against anticipated interest rate changes, to express a view on the differential between rates in two different markets, and to express a view on inflation expectations.	$6.5 million to $29.5 million
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes, and gain exposure to treasuries markets.	$151.1 million to $293.8 million
Total Return Fund	To manage duration of the fund, manage against anticipated interest rate changes, and gain exposure to treasuries markets.	$39.8 million to $631.1 million

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against potential credit events, gain exposure to credit index and as a substitute for securities purchased.	$20.7 million to $150.0 million
High Yield Fund	To manage against potential credit events. At February 28, 2017, the fund held no open credit default swap contracts.	Ranging up to $19.3 million
Investment Quality Bond Fund	To manage against potential credit events.	$0.5 million to $28.1 million
Real Return Bond Fund	To manage against potential credit events.	$5.9 million to $27.5 million

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To take a long position in the exposure of the benchmark credit as a substitute for securities purchased.	$11.9 million to $14.1 million
Investment Quality Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.	$21.3 million to $31.7 million
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit.	$17.1 million to $22.4 million
Total Return Fund	To take a long position in the exposure of the benchmark credit.	$49.2 million to $76.0 million

Currency swaps.  A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

DERIVATIVE INSTRUMENTS, CONTINUED

The following table details how the funds used currency swap contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against anticipated currency exchange rates, maintain diversification, and as a substitute for securities purchased.	$102.9 million and $124.1 million

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swap contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To take a position on current versus future inflation expectations. At February 28, 2017, the fund held no open inflation swap contracts.	Ranging up to $367,365
Real Return Bond Fund	To take a position on current versus future inflation expectations.	$180.7 million to $212.8 million

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility a fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swap contracts during the six months ended February 28, 2017. In addition, the table summarizes the range of notional contract amounts held by the funds during the six months ended February 28, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To gain direct exposure to the volatility of an asset.	$30,944 to $75,730

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2017 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Asia Pacific Total Return Bond Fund	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	$28,320	($373,465)
				$28,320	($373,465)
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($6,052,499)
				—	($6,052,499)
Global Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures†	$1,399,012	($289,981)
	Interest rate	Written options, at value	Written options	—	(1,222,217)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	8,685,533	(3,419,116)
	Interest rate	Unaffiliated investments, at value*	Purchased options	1,096,334	—
	Credit	Swap contracts, at value	Credit default swapsˆ	227,953	(378,336)
	Foreign currency	Swap contracts, at value	Volatility swapsˆ	63,845	—
	Foreign currency	Written options, at value	Written options	—	(32,306)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	34,937	—
	Foreign currency	Swap contracts, at value	Currency swapsˆ	808,123	(2,127,650)
	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	4,371,796	(3,260,517)
				$16,687,533	($10,730,123)
High Yield Fund	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	—	($66,873)
	Credit	Written options, at value	Written options	—	(47,163)
	Interest rate	Receivable/payable for futures variation margin	Futures†	$20,784	—
				$20,784	($114,036)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
International Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$2,080,399	($43,055)
	Foreign currency	Receivable/payable for futures variation margin	Futures†	—	(37,329)
				$2,080,399	($80,384)
Investment Quality Bond Fund	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	$407,552	($742,707)
	Interest rate	Receivable/payable for futures variation margin	Futures†	317,314	(238,738)
	Credit	Swap contracts, at value	Credit default swapsˆ	516,823	(172,649)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	74,877	(672,188)
				$1,316,566	($1,826,282)
Real Return Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures†	$180,263	($362,308)
	Interest rate	Written options, at value	Written options	—	(1,947,713)
	Credit	Written options, at value	Written options	—	(35,503)
	Foreign currency	Written options, at value	Written options	—	(65,099)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	2,385,241	(1,356,698)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	1,191,503	(4,165,600)
	Credit	Swap contracts, at value	Credit default swapsˆ	5,392	(706,729)
	Interest rate	Unaffiliated investments, at value*	Purchased options	3,304,367	—
	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	1,210,173	(1,130,268)
				$8,276,939	($9,769,918)
Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$10,205,806	—
	Foreign currency	Receivable/payable for futures variation margin	Futures†	—	($91,806)
				$10,205,806	(91,806)
Total Return Fund	Interest rate	Receivable/payable for futures variation margin	Futures†	$4,489,052	($3,068,069)
	Interest rate	Written options, at value	Written options	—	(1,160,969)
	Foreign currency	Written options, at value	Written options	—	(21,509)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	7,440,600	(7,933,144)
	Credit	Swap contracts, at value	Credit default swapsˆ	893,532	(2,267,131)
	Interest rate	Unaffiliated investments, at value*	Purchased options	1,242,990	—
	Foreign currency	Receivable/payable for forward foreign currency contracts	Forward foreign currency contracts	5,413,598	(13,421,117)
				$19,479,772	($27,871,939)
U.S. Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$1,743,135	—
				$1,743,135	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.
*	Purchased options are included in the Portfolio of investments.
ˆ	Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty. The tables below reflect certain funds’ exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Credit default swaps	$227,953	($92,548)
Currency swaps	808,123	(2,127,650)
Forward foreign currency contracts	4,371,796	(3,260,517)
Purchased options	1,126,433	—
Volatility swaps	63,845	—
Written options	—	(1,239,068)
Totals	$6,598,150	($6,719,783)

DERIVATIVE INSTRUMENTS, CONTINUED

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Global Bond Fund
Bank of America N.A.	$716,068	$630,176	—	$85,892
Barclays Bank	22,055	22,055	—	—
BNP Paribas	298,808	298,808	—	—
Citibank N.A.	(306,585)	—	$306,585	—
Credit Suisse	(36,075)	—	—	(36,075)
Deutsche Bank AG	(542,599)	234,779	275,493	(501,885)
Goldman Sachs Bank USA	(2,626,192)	—	763,832	(1,862,360)
Goldman Sachs International	61,668	—	—	61,668
HSBC Bank USA	1,292,181	1,292,181	—	—
JPMorgan Chase Bank, N.A.	(98,417)	70,094	—	(168,511)
Morgan Stanley Bank, N.A.	290,368	230,232	—	60,136
Morgan Stanley Capital Services Inc.	2,543	2,543	—	—
Morgan Stanley Company	682,771	—	—	682,771
Royal Bank of Canada	(31,010)	30,015	—	(61,025)
Royal Bank of Scotland	192,224	—	—	192,224
Standard Chartered Bank	237,340	237,340	—	—
UBS AG	(276,781)	—	—	(276,781)
Totals	($121,633)	$3,048,223	$1,345,910	($1,823,946)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statements of operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Alpha Opportunities Fund	Equity	—	$23,673	—	—	$5,328	$29,001
	Total	—	$23,673	—	—	$5,328	$29,001
Asia Pacific Total Return Bond Fund	Interest rate	—	—	$901,642	—	—	$901,642
	Foreign currency	—	—	—	—	$3,038,121	3,038,121
	Total	—	—	$901,642	—	$3,038,121	$3,939,763
Capital Appreciation Value Fund	Equity	—	$4,253,023	—	—	—	$4,253,023
	Total	—	$4,253,023	—	—	—	4,253,023
Global Bond Fund	Interest rate	$38,283	$224,813	($11,600,192)	$2,662,960	—	($8,674,136)
	Credit	—	—	—	(616,498)	—	(616,498)
	Foreign currency	(158,138)	594,582	—	(4,686,579)	($3,698,710)	(7,948,845)
	Total	($119,855)	$819,395	($11,600,192)	($2,640,117)	($3,698,710)	($17,239,479)
Health Sciences Fund	Equity		$65,422				$65,422
	Total	—	$65,422	—	—	—	$65,422
High Yield Fund	Interest rate	—	—	($888,780)	—	—	($888,780)
	Credit	—	—	—	($561,857)	—	(561,857)
	Foreign currency	—	—	—	—	$19,930	19,930
	Total	—	—	($888,780)	($561,857)	19,930	($1,430,707)
International Strategic Equity Allocation Fund	Equity	—	—	($4,234,930)	—	—	($4,234,930)
	Foreign currency	—	—	(1,085)	—	($2,232,420)	(2,233,505)
	Total	—	—	($4,236,015)	—	($2,232,420)	($6,468,435)
Investment Quality Bond Fund	Interest rate	($949)	—	$7,472	($372,222)	—	($365,699)
	Credit	—	—	—	838,420	—	838,420
	Foreign currency	(92,414)	$53,574	—	4,679	$590,636	556,475
	Total	($93,363)	53,574	$7,472	$470,877	$590,636	$1,029,196
Real Return Bond Fund	Interest rate	($680,118)	$362,799	$1,349,707	($602,596)	—	$429,792
	Foreign currency	—	455,329	—	—	$5,559,048	6,014,377
	Credit	—	—	—	27,782	—	27,782
	Total	($680,118)	$818,128	$1,349,707	($574,814)	$5,559,048	$6,471,951
Strategic Equity Allocation Fund	Equity			$15,084,775			$15,084,775
	Foreign currency	—		(181,739)			(181,739)
	Total	—	—	$14,903,036	—	—	$14,903,036
Total Return Fund	Interest rate	($770,480)	$1,710,733	($18,970,084)	$1,563,500	—	($16,466,331)
	Credit	—	—	—	1,456,496	—	1,456,496
	Equity	(24,490)	130,620	—	—	—	106,130
	Foreign currency	—	1,722,469	—	—	$30,043,079	31,765,548
		($794,970)	$3,563,822	($18,970,084)	$3,019,996	$30,043,079	$16,861,843

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

2	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

DERIVATIVE INSTRUMENTS, CONTINUED

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2017:

	Statements of operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[2]	Total
Alpha Opportunities Fund	Foreign currency	—	—	—	—	($4,054)	($4,054)
	Total	—	—	—	—	($4,054)	($4,054)
Asia Pacific Total Return Bond Fund	Interest rate	—	—	($11,636)	—	—	($11,636)
	Foreign currency	—	—	—	—	($470,217)	(470,217)
	Total	—	—	($11,636)	—	($470,217)	($481,853)
Capital Appreciation Value Fund	Equity	—	($1,431,252)	—	—	—	($1,431,252)
	Total	—	($1,431,252)	—	—	—	($1,431,252)
Global Bond Fund	Interest rate	$170,384	($563,830)	$530,479	$9,750,841	—	$9,887,874
	Credit	—	—	—	282,682	—	282,682
	Foreign currency	194,899	(164,056)	—	1,839,211	$2,615,671	4,485,725
	Equity	—	—	—	—	—	—
	Total	$365,283	($727,886)	$530,479	$11,872,734	$2,615,671	$14,656,281
Health Sciences Fund	Equity	—	($42,367)	—	—	—	($42,367)
	Total	—	($42,367)	—	—	—	(42,367)
High Yield Fund	Interest rate	—	$57,122	$117,325	—	—	$174,447
	Credit	—	—	—	$145,625	—	145,625
	Foreign currency	—	—	—	—	($103,638)	(103,638)
	Total	—	$57,122	$117,325	$145,625	($103,638)	$216,434
International Strategic Equity Allocation Fund	Equity	—	—	$2,037,344	—	—	$2,037,344
	Foreign currency	—	—	(37,329)	—	—	(37,329)
	Total	—	—	$2,000,015	—	—	$2,000,015
Investment Quality Bond Fund	Interest rate	—	—	$109,167	$758,432	—	$867,599
	Credit	—	—	—	709,771	—	709,771
	Foreign currency	$11,428	—	—	—	($264,473)	(253,045)
	Total	$11,428	—	$109,167	$1,468,203	($264,473)	$1,324,325
Real Return Bond Fund	Interest rate	$1,533,475	($467,948)	($61,503)	$9,950,946	—	$10,954,970
	Credit	—	(169,261)	—	122,728	—	(46,533)
	Foreign currency	—	2,229	—	—	$1,542,163	1,544,392
	Total	$1,533,475	($634,980)	($61,503)	$10,073,674	$1,542,163	$12,452,829
Strategic Equity Allocation Fund	Foreign currency	—	—	$65,388	—	—	$65,388
	Equity	—	—	3,713,627	—	—	3,713,627
	Total	—	—	$3,779,015	—	—	$3,779,015
Total Return Fund	Interest rate	$1,016,883	($1,103,359)	$4,502,586	$50,815,440	—	$55,231,550
	Credit	—	(239,127)	—	(581,967)	—	(821,094)
	Foreign currency	—	(761)	—	—	($12,965,918)	(12,966,679)
	Total	$1,016,883	($1,343,247)	$4,502,586	$50,233,473	($12,965,918)	$41,443,777
U.S. Strategic Equity Allocation Fund	Equity	—	—	$1,743,135	—	—	$1,743,135
	Total	—	—	$1,743,135	—	—	$1,743,135

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

2	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion of aggregate net assets and c) 0.550% of the excess over $5 billion of aggregate net assets.

•	Alpha Opportunities Fund — a) 0.975% of the first $1 billion of aggregate net assets; b) 0.950% of the next $1 billion of aggregate net assets; and c) 0.90% of the excess over $2 billion of aggregate net assets.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of average net assets and b) 0.780% of the excess over $1 billion of average net assets.

•	Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million of average net assets; and c) 0.850% of the excess over $750 million of average net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b)1.000% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.

•	Multi-Index Lifestyle Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million of average net assets; and c) 0.825% of the excess over $500 million of average net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets; and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $400 million of aggregate net assets; and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Company Growth Fund — a) 1.050% of the first $250 million of aggregate net assets; and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets exceed $1 billion, then the management fee rate is 1.000% of aggregate net assets of the fund.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f)

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

0.590% of the excess over $25 billion of aggregate net assets. Prior to October 18, 2016, a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

•	U.S. Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million of aggregate net assets; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Active Bond Fund	Declaration Management & Research LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1],[3]
Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund
International Small Cap Fund	Franklin Templeton Investments Corporation
International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund
Capital Appreciation Fund	Jennison Associates, LLC
Multi-Index Lifestyle Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Multi-Index Lifestyle Balanced Portfolio	Management a division of Manulife Asset Management (US) LLC[1,2,3]
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
International Strategic Equity Allocation Fund
Fundamental Global Franchise Fund
Short Term Government Income Fund
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation Fund
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
International Value Fund	Templeton Investment Counsel, LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Active Bond Fund	0.15%
Alpha Opportunities Fund	0.20%
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Fundamental Global Franchise Fund	0.25%
Global Bond Fund	0.15%
Global Real Estate Fund	0.25%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Strategic Equity Allocation Fund	0.25%
International Value Fund	0.25%
Investment Quality Bond Fund	0.15%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Equity Fund	0.20%
Real Estate Securities Fund	0.20%
Real Return Bond Fund	0.15%
Science & Technology Fund	0.20%
Small Cap Growth Fund	0.20%
Small Company Growth Fund	0.20%
Small Company Value Fund	0.20%
Strategic Equity Allocation Fund	0.20%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%
U.S. Strategic Equity Allocation Fund	0.20%
Value Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2017, this waiver amounted to 0.01% of each fund’s average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Effective January 1, 2017, the Advisor has voluntarily agreed to reimburse Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, class specific expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund. Prior to January 1, 2017, this agreement was contractual.

The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2017 and may terminate any time thereafter.

The Advisor has contractually agreed to reduce its management fee on Total Return Fund by 0.025% on average net assets of the fund and another fund that equal or exceed $3 billion. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee that would be payable by the Total Return Fund (after giving effect to asset-based breakpoints) by 0.07% of the Total Return Fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the Total Return Fund.

For Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees, short dividend expense, management fees, and class specific expenses. This expense limitation shall continue in effect until December 31, 2017, unless renewed by mutual agreement of the funds and the Advisor.

The Advisor has voluntarily agreed to waive its management fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to reduce its management fee that would be payable by the Alpha Opportunities Fund (after giving effect to asset-based breakpoints) by 0.03% of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For the six months ended February 28, 2017, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class A	Class I	Class 1	Class R6	Class NAV	Total
Active Bond Fund	—	—	$12,554	—	$66,395	$78,949
Alpha Opportunities Fund	—	—	—	—	141,982	141,982
Asia Pacific Total Return Bond Fund	—	—	—	—	14,729	14,729
Capital Appreciation Fund	—	—	19,866	—	49,708	69,574
Capital Appreciation Value Fund	—	—	—	—	403,360	403,360
Core Bond Fund	—	—	7,582	—	46,186	53,768
Fundamental Global Franchise Fund	$5	$78	—	$2	19,284	19,369
Global Bond Fund	—	—	2,348	—	16,087	18,435
Global Real Estate Fund	—	—	—	—	8,036	8,036
Health Sciences Fund	—	—	—	—	65,237	65,237
High Yield Fund	—	—	12,994	—	6,549	19,543
International Growth Stock Fund	—	—	—	—	31,515	31,515
International Small Cap Fund	—	—	2,744	—	19,572	22,316
International Strategic Equity Allocation Fund	—	—	—	—	744,025	744,025
International Value Fund	—	—	7,104	—	49,571	56,675
Investment Quality Bond Fund	—	—	3,043	—	18,337	21,380
Mid Cap Stock Fund	—	—	12,210	—	43,527	55,737
Mid Value Fund	—	—	—	—	230,267	230,267
Multi-Index Lifestyle Aggressive Portfolio	—	—	20,427	20	—	20,447
Multi-Index Lifestyle Conservative Portfolio	—	—	24,761	70	—	24,831
Multi-Index Lifestyle Moderate Portfolio	—	—	20,354	98	—	20,452
Real Estate Equity Fund	—	—	—	—	49,469	49,469
Real Estate Securities Fund	—	—	22,372	—	—	22,372
Real Return Bond Fund	—	—	3,026	—	35,473	38,499
Science & Technology Fund	—	—	—	—	151,158	151,158
Short Term Government Income Fund	—	—	—	—	9,001	9,001
Small Cap Growth Fund	—	—	—	—	7,732	7,732
Small Company Growth Fund	—	—	—	—	7,174	7,174
Small Company Value Fund	—	—	27,223	—	50,064	77,287
Strategic Equity Allocation Fund	—	—	—	—	4,604,806	4,604,806
Total Return Fund	—	—	—	—	772,272	772,272
U.S. High Yield Bond Fund	—	—	3,090	—	9,646	12,736
U.S. Strategic Equity Allocation Fund	—	—	—	—	794,166	794,166
Value Fund	—	—	—	—	12,826	12,826

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2017, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds’ average net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Fund	0.59%
Alpha Opportunities Fund	0.93%
Asia Pacific Total Return Bond Fund	0.71%
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.77%
Core Bond Fund	0.58%
Fundamental Global Franchise Fund	0.79%
Global Bond Fund	0.69%
Global Real Estate Fund	0.89%
Health Sciences Fund	0.99%
High Yield Fund	0.67%
International Growth Stock Fund	0.78%
International Small Cap Fund	0.96%
International Strategic Equity Allocation	0.49%
International Value Fund	0.79%
Investment Quality Bond Fund	0.57%
Mid Cap Stock Fund	0.83%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.16%
Multi-Index Lifestyle Balanced Portfolio	0.31%
Multi-Index Lifestyle Conservative Portfolio	0.37%
Multi-Index Lifestyle Growth Portfolio	0.25%
Multi-Index Lifestyle Moderate Portfolio	0.33%
Real Estate Equity Fund	0.83%
Real Estate Securities Fund	0.69%
Real Return Bond Fund	0.69%
Science & Technology Fund	0.98%
Short Term Government Income Fund	0.55%
Small Cap Growth Fund	1.04%
Small Company Growth Fund	0.99%
Small Company Value Fund	0.98%
Strategic Equity Allocation Fund	0.49%
Total Return Fund	0.60%
U.S. High Yield Bond Fund	0.73%
U.S. Strategic Equity Allocation	0.49%
Value Fund	0.69%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2017 amounted to an annual rate of 0.01% of the funds’ average daily net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Distribution and service plans.  The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%

Sales charges.  Class A shares of Fundamental Global Franchise Fund may be subject to up-front sales charges. For the six months ended February 28, 2017 no sales charges were assessed.

Class A shares of Fundamental Global Franchise Fund may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2017 there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees.  The funds have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses.  Class level expenses for the six months ended February 28, 2017 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Fundamental Global Franchise Fund
Class A	$191	$78
Class I	—	1,163
Total	$191	$1,241
Multi-Index Lifestyle Aggressive Portfolio
Class R6	—	$11
Class 1	$32,290	—
Total	$32,290	$11
Multi-Index Lifestyle Balanced Portfolio
Class R6	—	$8
Class 1	$100,230	—
Total	$100,230	$8
Multi-Index Lifestyle Conservative Portfolio
Class R6	—	$19
Class 1	$20,084	—
Total	$20,084	$19
Multi-Index Lifestyle Growth Portfolio
Class R6	—	$64
Class 1	$82,936	—
Total	$82,936	$64
Multi-Index Lifestyle Moderate Portfolio
Class R6	—	$43
Class 1	$26,341	—
Total	$26,341	$43

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective fund’s Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Active Bond Fund	Lender	$19,111,176	1	0.845%	$449
Capital Appreciation Fund	Borrower	28,770,717	10	0.766%	(6,119)
Capital Appreciation Fund	Lender	3,847,568	1	0.845%	90
Capital Appreciation Value Fund	Lender	13,045,772	1	0.715%	259
Fundamental Global Franchise Fund	Lender	28,129,349	1	0.720%	563
Health Sciences Fund	Lender	1,272,568	1	0.830%	29
International Growth Opportunities Fund	Lender	2,682,252	3	0.845%	189

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
International Value Fund	Borrower	$3,335,759	7	0.872%	($566)
Mid Value Fund	Lender	40,487,450	1	0.720%	810
Real Estate Equity Fund	Lender	5,130,144	1	0.845%	120
Science & Technology Fund	Lender	16,065,632	1	0.845%	377
Short Term Government Income Fund	Lender	1,038,400	3	0.880%	76
Small Company Value Fund	Lender	2,423,921	3	0.845%	171

6.  FUND SHARE TRANSACTIONS Transactions in the funds’ shares for the six months ended February 28, 2017 and the year ended August 31, 2016 were as follows:

Active Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,095,493	$31,305,027	8,223,620	$82,810,517
Distributions reinvested	624,477	6,274,746	933,741	9,346,248
Repurchased	(1,403,906)	(14,109,716)	(1,193,587)	(12,009,262)
Net increase	2,316,064	$23,470,057	7,963,774	$80,147,503
Class NAV shares
Sold	6,369,046	$63,532,545	33,622,133	$335,627,996
Distributions reinvested	3,406,696	34,223,035	5,644,459	56,449,857
Repurchased	(15,399,545)	(155,325,438)	(14,503,389)	(146,069,175)
Net increase (decrease)	(5,623,803)	($57,569,858)	24,763,203	$246,008,678
Total net increase (decrease)	(3,307,739)	($34,099,801)	32,726,977	$326,156,181

Alpha Opportunities Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	361,233	$3,948,242	1,584,509	$18,022,401
Distributions reinvested	551,908	6,093,066	19,241,014	205,301,615
Repurchased	(112,508,057)	(1,230,044,661)	(23,227,737)	(245,081,925)
Net decrease	(111,594,916)	($1,220,003,353)	(2,402,214)	($21,757,909)

Asia Pacific Total Return Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	710,374	$6,660,372	679,930	$6,325,465
Distributions reinvested	658,622	6,046,154	1,372,787	12,135,441
Repurchased	(3,220,844)	(30,637,825)	(6,585,456)	(59,353,624)
Net decrease	(1,851,848)	($17,931,299)	(4,532,739)	($40,892,718)

Capital Appreciation Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	49,320	$787,356	1,883,052	$33,376,074
Distributions reinvested	4,035,161	59,518,628	4,604,453	77,723,170
Repurchased	(4,449,533)	(71,333,116)	(5,726,976)	(93,287,393)
Net increase (decrease)	(365,052)	($11,027,132)	760,529	$17,811,851
Class NAV shares
Sold	2,004,572	$33,034,714	3,342,054	$53,127,832
Distributions reinvested	9,916,031	146,459,782	10,997,777	185,972,408
Repurchased	(16,852,041)	(273,439,655)	(13,086,189)	(229,639,806)
Net increase (decrease)	(4,931,438)	($93,945,159)	1,253,642	$9,460,434
Total net increase (decrease)	(5,296,490)	($104,972,291)	2,014,171	$27,272,285

Capital Appreciation Value Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	218,216	$2,505,397	919,192	$10,488,334
Distributions reinvested	9,231,714	102,472,028	21,566,886	232,922,370
Repurchased	(16,844,506)	(193,551,563)	(10,386,081)	(122,324,119)
Net increase (decrease)	(7,394,576)	($88,574,138)	12,099,997	$121,086,585

Core Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	652,215	$8,571,614	4,315,071	$56,821,532
Distributions reinvested	342,330	4,413,717	259,391	3,390,519
Repurchased	(2,396,933)	(31,684,910)	(1,197,788)	(15,717,607)
Net increase (decrease)	(1,402,388)	($18,699,579)	3,376,674	$44,494,444
Class NAV shares
Sold	15,411,222	$198,689,610	19,020,711	$249,811,047
Distributions reinvested	2,130,718	27,422,328	1,539,518	20,094,493
Repurchased	(3,832,579)	(50,113,528)	(9,958,935)	(130,365,047)
Net increase	13,709,361	$175,998,410	10,601,294	$139,540,493
Total net increase	12,306,973	$157,298,831	13,977,968	$184,034,937

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Global Franchise Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	90,994	$1,119,168
Distributions reinvested	18,458	$216,694	9,536	122,445
Repurchased	(23,785)	(280,901)	(27,022)	(337,239)
Net increase (decrease)	(5,327)	($64,207)	73,508	$904,374
Class R6 shares[1]
Sold	4,058	$50,000	—	—
Net increase	4,058	$50,000	—	—
Class NAV shares
Sold	11,021,708	$142,818,373	1,668,463	$22,485,808
Distributions reinvested	4,928,255	57,857,715	3,571,277	45,855,199
Repurchased	(3,006,691)	(37,804,786)	(7,834,234)	(104,772,419)
Net increase (decrease)	12,943,272	$162,871,302	(2,594,494)	($36,431,412)
Total net increase (decrease)	12,942,003	$162,857,095	(2,520,986)	($35,527,038)

1 The inception date for Class R6 shares is 2-13-17.

Global Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	359,051	$4,544,019	1,205,703	$15,052,513
Distributions reinvested	148,423	1,736,553	1,115	13,163
Repurchased	(653,823)	(8,010,615)	(941,104)	(11,576,636)
Net increase (decrease)	(146,349)	($1,730,043)	265,714	$3,489,040
Class NAV shares
Sold	3,299,071	$40,742,937	1,194,153	$14,699,678
Distributions reinvested	1,086,978	12,695,899	24,098	284,112
Repurchased	(1,227,406)	(15,338,683)	(7,517,945)	(91,867,733)
Net increase (decrease)	3,158,643	$38,100,153	(6,299,694)	($76,883,943)
Total net increase (decrease)	3,012,294	$36,370,110	(6,033,980)	($73,394,903)

Global Real Estate Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	954,553	$8,810,121	839,317	$7,589,550
Distributions reinvested	1,162,002	10,272,101	590,643	5,422,106
Repurchased	(614,532)	(5,690,302)	(12,197,713)	(112,472,630)
Net increase (decrease)	1,502,023	$13,391,920	(10,767,753)	($99,460,974)

Health Sciences Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	310,477	$1,677,200	5,830,524	$34,699,753
Distributions reinvested	12,339,137	50,343,681	34,771,674	210,716,347
Repurchased	(3,594,321)	(16,662,865)	(21,611,717)	(165,302,430)
Net increase	9,055,293	$35,358,016	18,990,481	$80,113,670

High Yield Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,633,275	$21,548,798	2,103,100	$16,366,926
Distributions reinvested	1,552,058	12,545,821	3,283,847	25,062,983
Repurchased	(3,699,464)	(30,164,000)	(9,466,389)	(72,305,788)
Net increase (decrease)	485,869	$3,930,619	(4,079,442)	($30,875,879)
Class NAV shares
Sold	72,849	$596,214	2,852,239	$20,951,355
Distributions reinvested	833,400	6,660,883	1,805,952	13,653,830
Repurchased	(5,564,563)	(45,189,687)	(7,754,163)	(60,542,912)
Net decrease	(4,658,314)	($37,932,590)	(3,095,972)	($25,937,727)
Total net decrease	(4,172,445)	($34,001,971)	(7,175,414)	($56,813,606)

International Growth Stock Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	11,605,511	$138,277,308	5,629,303	$68,679,694
Distributions reinvested	1,086,082	12,870,075	1,833,907	22,648,749
Repurchased	(3,197,605)	(39,169,991)	(6,251,824)	(76,578,840)
Net increase	9,493,988	$111,977,392	1,211,386	$14,749,603

FUND SHARE TRANSACTIONS, CONTINUED

International Small Cap Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class I shares
Sold	71,029	$1,255,457	149,367	$2,579,876
Distributions reinvested	67,899	1,135,947	47,923	849,681
Repurchased	(563,789)	(9,804,853)	(1,247,365)	(21,594,533)
Net increase	(424,861)	($7,413,449)	(1,050,075)	($18,164,976)
Class NAV shares
Sold	1,133,941	$19,241,688	1,556,982	$26,958,543
Distributions reinvested	508,495	8,507,122	388,353	6,881,611
Repurchased	(2,451,187)	(43,477,885)	(10,326,008)	(178,652,234)
Net decrease	(808,751)	($15,729,075)	(8,380,673)	($144,812,080)
Total net decrease	(1,233,612)	($23,142,524)	(9,430,748)	($162,977,056)

International Strategic Equity Allocation Fund	Period ended 2/28/17[1]
	Shares	Amount
Class NAV shares
Sold	176,722,200	$1,745,146,951
Distributions reinvested	680,548	6,710,207
Repurchased	(8,679,934)	(88,039,256)
Net increase	168,722,814	$1,663,817,902

1 Period from 10-17-16 (commencement of operations) to 2-28-17.

International Value Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class I shares
Sold	282,229	$4,319,718	449,435	$6,185,685
Distributions reinvested	290,760	4,346,857	268,821	3,736,616
Repurchased	(727,967)	(10,976,856)	(2,286,402)	(31,715,436)
Net increase	(154,978)	($2,310,281)	(1,568,146)	($21,793,135)
Class NAV shares
Sold	512,810	$7,742,316	3,732,729	$50,738,997
Distributions reinvested	2,077,157	30,949,632	2,183,571	30,264,287
Repurchased	(10,555,121)	(159,499,810)	(22,919,620)	(316,876,947)
Net decrease	(7,965,154)	($120,807,862)	(17,003,320)	($235,873,663)
Total net decrease	(8,120,132)	($123,118,143)	(18,571,466)	($257,666,798)

Investment Quality Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	550,761	$6,818,373	1,536,163	$18,890,575
Distributions reinvested	138,517	1,686,209	170,753	2,065,864
Repurchased	(987,004)	(12,111,966)	(783,361)	(9,595,291)
Net increase (decrease)	(297,726)	($3,607,384)	923,555	$11,361,148
Class NAV shares
Sold	111,874	$1,387,679	1,898,058	$23,025,948
Distributions reinvested	864,281	10,504,573	1,225,457	14,796,935
Repurchased	(14,883,914)	(180,735,035)	(4,074,349)	(49,922,499)
Net decrease	(13,907,759)	($168,842,783)	(950,834)	($12,099,616)
Total net decrease	(14,205,485)	($172,450,167)	(27,279)	($738,468)

Mid Cap Stock Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	190,152	$3,630,258	857,409	$15,968,566
Distributions reinvested	84,883	1,560,989	2,177,106	39,928,134
Repurchased	(1,688,237)	(31,496,288)	(2,807,434)	(50,891,241)
Net increase (decrease)	(1,413,202)	($26,305,041)	227,081	$5,005,459
Class NAV shares
Sold	3,083,204	$57,086,490	2,289,914	$41,092,879
Distributions reinvested	305,384	5,661,822	7,217,005	133,298,081
Repurchased	(1,694,351)	(32,464,850)	(6,880,072)	(124,636,184)
Net increase	1,694,237	$30,283,462	2,626,847	$49,754,776
Total net increase	281,035	$3,978,421	2,853,928	$54,760,235

Mid Value Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	400,799	$6,297,367	361,436	$5,349,873
Distributions reinvested	5,029,490	78,560,625	7,442,465	103,599,118
Repurchased	(9,494,276)	(153,945,582)	(11,733,691)	(169,815,417)
Net decrease	(4,063,987)	($69,087,590)	(3,929,790)	($60,866,426)

FUND SHARE TRANSACTIONS, CONTINUED

Multi-Index Lifestyle Aggressive Portfolio	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	590	$6,499	3,647	$37,154
Distributions reinvested	392	4,281	253	2,623
Repurchased	(188)	(2,067)	(18,401)	(190,857)
Net increase (decrease)	794	$8,713	(14,501)	($151,080)
Class 1 shares
Sold	4,342,784	$47,851,275	6,076,955	$62,823,325
Distributions reinvested	383,858	4,184,056	115,959	1,200,181
Repurchased	(309,751)	(3,434,120)	(984,818)	(10,232,223)
Net increase	4,416,891	$48,601,211	5,208,096	$53,791,283
Total net increase	4,417,685	$48,609,924	5,193,595	$53,640,203

Multi-Index Lifestyle Balanced Portfolio	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	444	$4,464
Distributions reinvested	—	—	63	638
Repurchased	—	—	(3,872)	(39,605)
Net increase (decrease)	—	—	(3,365)	($34,503)
Class 1 shares
Sold	13,293,777	$142,852,009	19,998,562	$205,190,163
Distributions reinvested	963,471	10,225,539	515,160	5,262,397
Repurchased	(1,466,688)	(15,706,889)	(1,927,594)	(19,710,289)
Net increase	12,790,560	$137,370,659	18,586,128	$190,742,271
Total net increase	12,790,560	$137,370,659	18,582,763	$190,707,768

Multi-Index Lifestyle Conservative Portfolio	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,007	$10,506	1,548	$15,729
Distributions reinvested	501	5,183	522	5,298
Repurchased	(77)	(816)	(11,940)	(120,558)
Net increase (decrease)	1,431	$14,873	(9,870)	($99,531)
Class 1 shares
Sold	2,864,301	$29,895,077	4,785,722	$48,805,886
Distributions reinvested	165,807	1,713,439	109,094	1,111,053
Repurchased	(1,662,308)	(17,317,145)	(745,508)	(7,655,295)
Net increase	1,367,800	$14,291,371	4,149,308	$42,261,644
Total net increase	1,369,231	$14,306,244	4,139,438	$42,162,113

Multi-Index Lifestyle Growth Portfolio	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,201	$35,278	5,659	$58,252
Distributions reinvested	1,996	21,639	1,519	15,704
Repurchased	(16,350)	(178,624)	(30,527)	(313,452)
Net decrease	(11,153)	($121,707)	(23,349)	($239,496)
Class 1 shares
Sold	10,497,233	$115,450,773	14,768,683	$153,634,442
Distributions reinvested	928,067	10,050,961	268,346	2,774,699
Repurchased	(706,426)	(7,733,850)	(1,135,290)	(11,869,273)
Net increase	10,718,874	$117,767,884	13,901,739	$144,539,868
Total net increase	10,707,721	$117,646,177	13,878,390	$144,300,372

Multi-Index Lifestyle Moderate Portfolio	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	611	$6,446	2,020	$20,488
Distributions reinvested	1,120	11,710	1,331	13,467
Repurchased	(1,982)	(20,956)	(7,261)	(74,378)
Net decrease	(251)	($2,800)	(3,910)	($40,423)
Class 1 shares
Sold	4,373,123	$46,150,951	4,672,892	$48,013,456
Distributions reinvested	226,467	2,365,026	147,094	1,490,279
Repurchased	(818,194)	(8,622,793)	(769,046)	(7,923,538)
Net increase	3,781,396	$39,893,184	4,050,940	$41,580,197
Total net increase	3,781,145	$39,890,384	4,047,030	$41,539,774

Real Estate Equity Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,840,627	$20,320,690	1,288,002	$14,810,545
Distributions reinvested	2,870,473	28,848,249	2,448,841	27,182,135
Repurchased	(1,169,313)	(12,547,162)	(5,955,366)	(70,164,744)
Net increase (decrease)	3,541,787	$36,621,777	(2,218,523)	($28,172,064)

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	334,938	$4,804,254	4,980,827	$72,190,114
Distributions reinvested	5,364,230	65,765,454	4,887,509	64,368,488
Repurchased	(5,628,763)	(75,267,350)	(4,315,318)	(59,677,404)
Net increase (decrease)	70,405	($4,697,642)	5,553,018	$76,881,198

Real Return Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	514,652	$5,808,090	954,268	$10,618,362
Distributions reinvested	123,830	1,390,301	101,728	1,110,720
Repurchased	(739,731)	(8,299,506)	(1,568,231)	(17,330,106)
Net decrease	(101,249)	($1,101,115)	(512,235)	($5,601,024)
Class NAV shares
Sold	10,928,225	$121,378,897	41,062,070	$448,384,966
Distributions reinvested	1,508,478	16,705,410	675,915	7,322,232
Repurchased	(4,818,351)	(53,880,700)	(5,136,749)	(56,190,699)
Net increase	7,618,352	$84,203,607	36,601,236	$399,516,499
Total net increase	7,517,103	$83,102,492	36,089,001	$393,915,475

Science & Technology Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	203,868	$2,351,167	1,182,267	$12,522,170
Distributions reinvested	5,235,061	56,538,661	15,540,247	169,699,499
Repurchased	(16,740,155)	(195,017,349)	(17,504,396)	(209,379,809)
Net decrease	(11,301,226)	($136,127,521)	(781,882)	($27,158,140)

Short Term Government Income Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,364,564	$12,990,521	10,363,832	$99,966,661
Distributions reinvested	291,776	2,781,459	390,225	3,760,750
Repurchased	(9,708,243)	(93,601,156)	(1,632,497)	(15,746,543)
Net increase (decrease)	(8,051,903)	($77,829,176)	9,121,560	$87,980,868

Small Cap Growth Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,397,198	$11,017,805	3,616,130	$27,478,907
Distributions reinvested	—	—	3,567,724	28,506,115
Repurchased	(2,770,657)	(22,907,372)	(3,091,889)	(23,467,759)
Net increase (decrease)	(1,373,459)	($11,889,567)	4,091,965	$32,517,263

Small Company Growth Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,311,762	$24,394,921	279,724	$4,822,391
Distributions reinvested	629,229	11,370,175	1,123,803	19,408,070
Repurchased	(962,509)	(17,938,123)	(1,099,267)	(19,248,856)
Net increase	978,482	$17,826,973	304,260	$4,981,605

Small Company Value Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	341,233	$10,310,562	159,865	$4,352,182
Distributions reinvested	379,047	10,893,805	793,818	19,662,879
Repurchased	(422,616)	(12,035,997)	(604,154)	(17,009,125)
Net increase	297,664	$9,168,370	349,529	$7,005,936
Class NAV shares
Sold	92,540	$2,609,456	73,956	$1,983,673
Distributions reinvested	596,001	17,105,226	1,953,930	48,340,224
Repurchased	(1,963,069)	(58,342,669)	(1,535,474)	(41,365,277)
Net increase (decrease)	(1,274,528)	($38,627,987)	492,412	$8,958,620
Total net increase (decrease)	(976,864)	($29,459,617)	841,941	$15,964,556

Strategic Equity Allocation Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	19,265,645	$249,565,320	76,427,018	$954,499,506
Distributions reinvested	51,147,116	633,201,299	29,887,927	372,702,454
Repurchased	(59,143,953)	(782,348,234)	(38,084,265)	(487,550,626)
Net increase	11,268,808	$100,418,385	68,230,680	$839,651,334

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund	Six months ended 2/28/17[1]		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares[1]
Sold	—	—	63,121	$856,466
Distributions reinvested	—	—	465,652	6,183,860
Repurchased	—	—	(18,203,497)	(243,749,170)
Net increase (decrease)	—	—	(17,674,724)	($236,708,844)
Class NAV shares
Sold	16,622,731	$222,099,338	19,412,646	$258,827,508
Distributions reinvested	2,897,612	38,808,301	5,580,375	74,115,478
Repurchased	(7,448,452)	(100,723,680)	(15,057,121)	(202,259,054)
Net increase	12,071,891	$160,183,959	9,935,900	$130,683,932
Total net increase (decrease)	12,071,891	$160,183,959	(7,738,824)	($106,024,912)

1 Class 1 shares liquidated on October 16, 2015.

U.S. High Yield Bond Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	870,075	$9,709,165	1,222,611	$13,054,986
Distributions reinvested	239,462	2,641,589	494,415	5,191,685
Repurchased	(737,645)	(8,215,440)	(2,240,920)	(23,764,985)
Net increase (decrease)	371,892	$4,135,314	(523,894)	($5,518,314)
Class NAV shares
Sold	69,133	$777,582	5,264,245	$55,456,972
Distributions reinvested	777,220	8,565,493	1,548,706	16,244,920
Repurchased	(7,151,349)	(79,674,468)	(4,906,828)	(52,908,371)
Net increase (decrease)	(6,304,996)	($70,331,393)	1,906,123	$18,793,521
Total net increase (decrease)	(5,933,104)	($66,196,079)	1,382,229	$13,275,207

U.S. Strategic Equity Allocation Fund	Period ended 2/28/17[2]
	Shares	Amount
Class NAV shares
Sold	260,692,732	$2,627,110,064
Distributions reinvested	553,781	5,881,152
Repurchased	(89,161,633)	(897,059,213)
Net increase	172,084,880	$1,735,932,003

2 Period from 9-26-16 (commencement of operations) to 2-28-17.

Value Fund	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	288,726	$3,173,912	2,184,203	$23,255,813
Distributions reinvested	857,797	9,710,257	3,147,722	31,823,474
Repurchased	(5,186,873)	(58,009,368)	(4,442,242)	(45,331,295)
Net increase (decrease)	(4,040,350)	($45,125,199)	889,683	$9,747,992

For funds with Class 1 and Class NAV shares, affiliates of the Trust owned 100% of shares with the exception of the following funds on February 28, 2017. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund. Investment Quality Bond Fund liquidated Class NAV on March 15, 2017.

Fund	Class	% of Class
Fundamental Global Franchise Fund	Class A	100.0%
Fundamental Global Franchise Fund	Class R6	100.0%
Multi-Index Lifestyle Balanced Portfolio	Class R6	98.0%

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the February 28, 2017. In addition, purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 28, 2017:

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Active Bond Fund	$426,456,575	$327,128,949	$424,243,831	$388,182,410
Alpha Opportunities Fund	—	350,866,967	—	1,545,042,150
Asia Pacific Total Return Bond Fund	4,784,375	63,767,152	2,776,746	84,580,517
Capital Appreciation Fund	—	413,162,149	—	720,206,826
Capital Appreciation Value Fund	—	635,638,589	—	930,355,447
Core Bond Fund	—	4,852,471,004	—	4,630,842,633
Fundamental Global Franchise Fund	—	205,928,613	—	106,703,913
Global Bond Fund	755,738	152,650,733	19,485,163	1,351,592,819
Global Real Estate Fund	—	126,640,594	—	117,735,453
Health Sciences Fund	—	43,022,819	—	55,639,640
High Yield Fund	—	155,539,514	—	198,807,334
International Growth Stock Fund	—	213,046,902	—	103,221,711
International Small Cap Fund	—	67,793,062	—	94,992,638

PURCHASE AND SALE OF SECURITIES, CONTINUED

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
International Strategic Equity Allocation Fund	—	$1,685,063,239	—	$1,007,027,443
International Value Fund	—	206,756,889	—	379,284,842
Investment Quality Bond Fund	$6,315,281	153,154,330	$32,855,940	309,316,716
Multi-Index Lifestyle Aggressive Portfolio	—	65,755,331	—	12,299,797
Multi-Index Lifestyle Balanced Portfolio	—	204,786,260	—	59,219,603
Multi-Index Lifestyle Conservative Portfolio	—	40,769,145	—	26,470,118
Multi-Index Lifestyle Growth Portfolio	—	162,944,944	—	38,473,927
Multi-Index Lifestyle Moderate Portfolio	—	60,491,007	—	18,846,850
Mid Cap Stock Fund	—	705,712,862	—	699,803,797
Mid Value Fund	—	172,025,624	—	319,379,639
Real Estate Equity Fund	—	31,690,798	—	20,516,919
Real Estate Securities Fund	—	418,168,461	—	473,430,043
Real Return Bond Fund	503,620,058	46,219,395	482,071,743	67,511,264
Science & Technology Fund	—	327,376,118	—	519,962,146
Short Term Government Income Fund	8,266,474	36,099,942	24,804,389	98,911,423
Small Cap Growth Fund	—	84,905,668	—	96,773,925
Small Company Growth Fund	—	49,766,412	—	40,823,687
Small Company Value Fund	—	23,148,327	—	77,555,208
Strategic Equity Allocation Fund	—	1,276,881,847	—	1,798,797,997
Total Return Fund	39,932,711	508,826,953	125,306,804	509,728,369
U.S. High Yield Bond Fund	—	89,019,717	—	146,308,199
U.S. Strategic Equity Allocation Fund	—	1,969,732,251	—	977,945,482
Value Fund	—	80,266,997	—	137,609,376

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. The following affiliated funds owned 5% or more of the funds’ net assets:

FUND
Active Bond Fund	83.7%
Alpha Opportunities Fund	100.0%
Asia Pacific Total Return Bond Fund	100.0%
Capital Appreciation Fund	57.7%
Capital Appreciation Value Fund	99.6%
Core Bond Fund	56.1%
Fundamental Global Franchise Fund	99.7%
Global Bond Fund	88.1%
Global Real Estate Fund	98.6%
Health Sciences Fund	100.0%
High Yield Fund	29.8%
International Growth Stock Fund	99.4%
International Small Cap Fund	88.2%
International Value Fund	78.5%
Investment Quality Bond Fund	81.0%
Mid Cap Stock Fund	79.0%
Mid Value Fund	100.0%
Real Estate Equity Fund	100.0%
Real Return Bond Fund	92.4%
Science & Technology Fund	100.0%
Short Term Government Income Fund	100.0%
Small Cap Growth Fund	100.0%
Small Company Growth Fund	100.0%
Small Company Value Fund	61.9%
Strategic Equity Allocation Fund	100.0%
Total Return Fund	100.0%
U.S. High Yield Bond Fund	71.4%
Value Fund	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Multi-Index Lifestyle Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. At February 28, 2017, the portfolios did not hold 5% or more of the net assets of any underlying fund’s net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from the investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index Lifestyle Aggressive Portfolio
Strategic Equity Allocation	5,393,643	3,049,209	(105,754)	8,337,098	$1,639,177	$6,805,480	($113,872)	$108,132,165
Multi-Index Lifestyle Balanced Portfolio
Strategic Equity Allocation	10,617,721	5,096,236	(575,413)	15,138,544	$2,877,846	$11,948,145	($393,426)	$196,346,911

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index Lifestyle Conservative Portfolio
Strategic Equity Allocation	702,973	370,330	(243,553)	829,750	$164,787	$684,156	$48,493	$10,761,864
Multi-Index Lifestyle Growth Portfolio
Strategic Equity Allocation	11,298,482	5,650,862	(289,058)	16,660,286	$3,331,169	$13,830,234	($219,281)	$216,083,906
Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation	1,795,858	1,026,059	(200,762)	2,621,155	$535,285	$2,222,378	($153,455)	$33,996,384

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Active Bond Fund	—	$126,464,738
Capital Appreciation Value Fund	$1,313,165	382,773
Global Bond Fund	9,302,955	439,857
Mid Value Fund	188,832	—
Real Estate Equity Fund	—	133,600
Real Return Bond Fund	537,476	714,112
Short Term Government Income Fund	—	6,021,614
Small Company Growth Fund	5,993,008	1,188,415
Small Company Value Fund	267,985	212,852
Total Return Fund	6,975,602	11,014,625
U.S. High Yield Bond Fund	204,028	2,104,375
Value Fund	314,605	—

12.  DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2017:

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount		Ending share/par amount		Value as a percentage of fund’s net assets	Value as of 2-28-17
Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	108,745		108,745		0.2%	$545,900
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	421,963	28,981		28,981		0.2%	615,846
Alpha Opportunities Fund	DraftKings, Inc.	12/22/2015	117,343	117,343		117,343		0.0%*	117,343
Alpha Opportunities Fund	DraftKings, Inc., Series C	12/4/2014	320,646	178,010		178,010		0.1%	366,701
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	392,243	20,535		20,535		0.1%	299,400
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	604,000	381,964		381,964		0.4%	981,647
Alpha Opportunities Fund	Forward Ventures LLC	11/20/2014	1,013,632	325,600	**	325,600	**	0.5%	1,426,779
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	93,697	8,158		8,158		0.0%*	80,683
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	209,239	18,218		18,218		0.1%	180,176
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	1,412,899	289,885		289,885		0.5%	1,321,876
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	583,926	51,118		51,118		0.1%	374,184
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	861,146	74,146		74,146		0.3%	688,075
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	2,800,636	390,110		390,110		0.9%	2,496,704
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	588,010	178,309		178,309		0.3%	720,368
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	225,387	8,330		8,330		0.1%	280,138
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	525,913	19,437		19,437		0.2%	653,666
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	4,229,225	277,136		277,136		5.0%	13,516,532
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	752,670	40,760		40,760		0.4%	961,528
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	98,925	5,941		5,941		0.1%	298,192
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	491,659	29,527		29,527		0.6%	1,482,027
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	386,307	23,200		23,200		0.4%	1,164,460
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	901,053	237,163		237,163		0.3%	886,990
									$29,459,215

Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850		4,892,850		0.2%	$368,921
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738		63,738		0.1%	301,481
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938		16,938		0.1%	167,517
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822		37,822		0.2%	374,060
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	90,597	14,542		14,542		0.0%*	58,895
Health Sciences Fund	RPI International Holdings LP	5/21/2015	407,462	3,456		3,456		0.2%	407,470
									$1,678,344

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount		Ending share/par amount		Value as a percentage of fund’s net assets	Value as of 2-28-17

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	639,317		639,317		0.2%	$3,209,371
Mid Cap Stock Fund	DraftKings, Inc.	12/22/2015	803,899	803,899		803,899		0.1%	803,899
Mid Cap Stock Fund	DraftKings, Inc., Series C	12/4/2014	1,906,210	1,058,252		1,058,252		0.1%	2,179,999
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	4,074,999	2,576,993		2,576,993		0.4%	6,622,872
Mid Cap Stock Fund	Forward Ventures LLC	11/20/2014	6,148,632	1,975,070	**	1,975,070	**	0.6%	8,654,757
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	566,972	49,365		49,365		0.0%*	488,220
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,266,036	110,231		110,231		0.1%	1,090,185
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	8,151,755	1,672,498		1,672,498		0.5%	7,626,591
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	3,902,691	341,649		341,649		0.2%	2,500,871
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,035,220	433,540		433,540		0.3%	4,023,251
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	8,167,372	529,764		529,764		0.0%*	550,955
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	4,097,287	570,725		570,725		0.2%	3,652,640
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	3,543,553	1,074,553		1,074,553		0.3%	4,341,194
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,421,591	52,540		52,540		0.1%	1,766,920
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,317,036	122,593		122,593		0.3%	4,122,803
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	16,434,339	1,059,388		1,059,388		3.4%	51,668,683
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	4,702,489	254,658		254,658		0.4%	6,007,382
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	590,916	35,488		35,488		0.1%	1,781,223
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	2,936,898	176,378		176,378		0.6%	8,852,809
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	2,307,551	138,582		138,582		0.5%	6,955,742
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	5,332,378	1,403,516		1,403,516		0.3%	5,249,150
									$132,149,517

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398		16,398		0.3%	$1,721,790
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	665,115	45,681		45,681		0.2%	970,721
Science & Technology Fund	Flipkart Limited	3/19/2015	111,720	980		980		0.0%*	124,186
Science & Technology Fund	Flipkart Limited, Series A	3/19/2015	38,076	334		334		0.0%*	42,324
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590		590		0.0%*	74,765
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097		1,097		0.0%*	139,012
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498		6,498		0.1%	823,427
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798		16,798		0.1%	610,103
									$4,506,328
Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122		33,122		0.3%	$703,843
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	252,828	46,784		46,784		0.1%	178,715
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614		41,614		0.1%	211,399
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325		72,325		0.3%	671,176
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887		162,887		0.2%	469,115
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826		221,826		0.4%	878,431
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795		12,795		0.2%	430,296
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	562,379	30,455		30,455		0.3%	718,433
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994		192,994		0.3%	721,798
									$4,983,206

*	Less than 0.05%

**	Ten-to-one stock split

13.  SUBSEQUENT EVENTS

On December 8, 2016 the Board of Trustees approved an Agreement and Plan of Reorganization providing for the following reorganization:

ACQUIRED FUND	ACQUIRING FUND
JHF II Alpha Opportunities Fund	JHF II Mid Cap Stock Fund

A meeting of the shareholders of the Acquired Fund was held on March 15, 2017 to approve the reorganization. The reorganization occurred immediately after the close of business on Friday, March 24, 2017.

On December 8, 2016 the Board of Trustees of John Hancock Funds II approved an Agreement and Plan of Reorganization providing for the following reorganization:

ACQUIRED FUND	ACQUIRING FUND
JHF II Active Bond Fund	JHF Bond Fund

A meeting of the shareholders of the Acquired Fund was held on April 6, 2017 to approve the reorganization. The reorganization occurred immediately after the close of business on Friday, April 21, 2017.

14.  OTHER MATTERS In or around May 2015, certain John Hancock Funds, including High Yield Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the High Yield Fund is approximately $9.2 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

The Joint Defense Group is currently preparing for a forthcoming trial on the value of the remaining collateral, which will commence on April 24, 2017. The trial will focus on 40 representative assets (the “Representative Assets”), and address, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders’ remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. After a decision on the Representative Assets is reached, the parties anticipate engaging in mediation to try and extrapolate the Bankruptcy Court’s decision to each asset that may constitutes the Term Loan Lenders’ remaining collateral. With respect to the Hancock Funds’ cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation following the Representative Assets’ trial concludes.

The High Yield Fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the High Yield Fund, or if the High Yield Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the High Yield’s net asset value.

15.  NEW RULE ISSUANCE In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

John Hancock Funds II

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Charles L. Bardelis[3] Born: 1941	Trustee (since 2005)
Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess[3] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(3) (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman[3] Born: 1947	Trustee (since 2008)
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds(3); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

James M. Oates Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).

Trustee (since 2014) and Chairperson of the Board (2014–2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015–2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012–2016), John Hancock retail funds(3); Trustee (2005–2006 and since 2012) and Chairperson of the Board (2012–2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005–2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005–2016).

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds(3); Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012), and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

NON-INDEPENDENT TRUSTEES4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James R. Boyle* Born: 1959	Trustee (since 2015)
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005–2010).

Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005–2010; 2012–2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005–2014 and since 2015).

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Craig Bromley Born: 1966	Trustee (since 2012)
President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U. S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan)) (2005–2012, including prior positions).

Trustee, John Hancock retail funds[3], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson Born: 1955	Trustee (since 2012)
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds[3], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Andrew G. Arnott Born: 1971	President (since 2014); Executive Vice President (2007-2014, including prior positions)
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello Born: 1955	Senior Vice President (since 2006, including prior positions); and Secretary and Chief Legal Officer (since 2014)
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[2], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[2] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2	John Hancock retail funds currently is composed of John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee or Officer for any of these funds for the stated period.
3	Member of the audit committee.
4	Because Messr. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940.
*	Non-Independent Trustee, effective 3-10-15.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Insert 6A-1- 1. Emerging Markets Fund

2. International Small Company Fund

3. Spectrum Income Fund

4. New Opportunities Fund

Fund's investments

Emerging Markets Fund

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 97.3%		$880,987,635
(Cost $720,814,058)
Australia 0.0%		299,153
MMG, Ltd. (I)	760,000	299,153
Brazil 5.4%		48,578,353
AES Tiete Energia SA	83	85
AES Tiete Energia SA (Brazil Stock Exchange)	179,990	928,369
Aliansce Shopping Centers SA	18,157	85,229
Alupar Investimento SA	37,850	241,617
Ambev SA	79,500	454,877
Ambev SA, ADR	623,359	3,546,913
Arezzo Industria e Comercio SA	10,391	104,987
B2W Cia Digital (I)	27,749	109,712
Banco Alfa de Investimento SA	10,300	15,083
Banco Bradesco SA	170,320	1,777,627
Banco do Brasil SA	63,274	670,088
Banco Santander Brasil SA	32,900	361,906
Banco Santander Brasil SA, ADR	10,314	113,041
BB Seguridade Participacoes SA	55,836	511,730
BM&F Bovespa SA	246,889	1,504,151
BR Malls Participacoes SA (I)	115,586	552,504
Brasil Brokers Participacoes SA (I)	96,343	58,510
BrasilAgro	5,516	21,273
Braskem SA, ADR (L)	34,877	718,815
BRF SA	76,826	1,001,060
CCR SA	255,256	1,478,253
Centrais Eletricas Brasileiras SA (I)	20,100	138,507
CETIP SA - Mercados Organizados	175,534	2,639,672
Cia Brasileira de Distribuicao, ADR	12,124	219,687
Cia de Saneamento Basico do Estado de Sao Paulo	78,192	823,692
Cia de Saneamento de Minas Gerais-COPASA	23,235	384,334
Cia Energetica de Minas Gerais	24,004	104,742
Cia Energetica de Minas Gerais, ADR	9,376	30,941
Cia Hering	34,532	192,866
Cia Paranaense de Energia	8,800	72,328
Cia Paranaense de Energia, ADR	7,367	78,606
Cia Siderurgica Nacional SA (I)	27,520	105,616
Cia Siderurgica Nacional SA, ADR (I)(L)	229,187	866,327
Cielo SA	153,350	1,338,962
Cosan Logistica SA (I)	102,501	223,383
Cosan SA Industria e Comercio	9,900	126,551
CPFL Energia SA	26,342	215,704
Cyrela Brazil Realty SA Empreendimentos e Participacoes	86,895	361,546
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	7,006

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

	Shares	Value
Brazil (continued)
Dimed SA Distribuidora da Medicamentos	300	$58,098
Direcional Engenharia SA	18,425	33,315
Duratex SA	49,338	133,640
EcoRodovias Infraestrutura e Logistica SA	87,516	257,833
EDP - Energias do Brasil SA	91,467	402,411
Embraer SA	69,106	397,268
Embraer SA, ADR	17,026	393,130
Engie Brasil Energia SA	46,535	551,473
Equatorial Energia SA	58,937	1,124,594
Estacio Participacoes SA	222,730	1,070,572
Eternit SA (I)	61,398	28,985
Even Construtora e Incorporadora SA	45,000	72,891
Ez Tec Empreendimentos e Participacoes SA	10,848	66,897
Fibria Celulose SA, ADR	98,039	838,233
Fleury SA	13,252	184,301
GAEC Educacao SA	7,200	31,779
Gafisa SA	123,406	90,660
Gerdau SA	47,328	138,579
Gerdau SA, ADR (L)	248,960	1,013,267
Gol Linhas Aereas Inteligentes SA, ADR (I)	853	23,662
Grendene SA	18,601	119,404
Guararapes Confeccoes SA	1,394	33,984
Helbor Empreendimentos SA	65,709	64,918
Hypermarcas SA	25,432	220,770
Iguatemi Empresa de Shopping Centers SA	5,000	49,897
International Meal Company Alimentacao SA (I)	43,300	82,283
Iochpe Maxion SA (I)	33,936	154,179
Itau Unibanco Holding SA	66,834	750,242
JBS SA	243,339	913,518
Joao Fortes Engenharia SA (I)	675	471
JSL SA (I)	53,800	152,180
Kepler Weber SA	9,500	62,926
Klabin SA	74,847	372,976
Kroton Educacional SA	190,223	833,653
Light SA	24,603	176,070
Linx SA	19,800	105,403
Localiza Rent a Car SA	24,706	305,576
Lojas Americanas SA	55,330	238,119
Lojas Renner SA	185,047	1,514,991
LPS Brasil Consultoria de Imoveis SA (I)	38,700	68,337
M Dias Branco SA	4,029	178,769
Magnesita Refratarios SA (I)	15,110	120,996
Mahle-Metal Leve SA	13,390	94,012
Marfrig Global Foods SA (I)	90,383	181,165
Marisa Lojas SA (I)	27,589	61,433
Mills Estruturas e Servicos de Engenharia SA (I)	50,117	68,112
Minerva SA (I)	66,000	228,862

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

	Shares	Value
Brazil (continued)
MRV Engenharia e Participacoes SA	54,104	$247,518
Multiplan Empreendimentos Imobiliarios SA	8,004	164,731
Multiplus SA	20,597	236,261
Natura Cosmeticos SA	67,535	555,320
Odontoprev SA	122,809	470,922
Petroleo Brasileiro SA (I)	162,820	831,442
Petroleo Brasileiro SA, ADR (I)	63,594	597,148
Porto Seguro SA	43,484	403,472
QGEP Participacoes SA	4,800	8,979
Qualicorp SA	114,057	720,935
Raia Drogasil SA	56,376	1,074,765
Restoque Comercio e Confeccoes de Roupas SA (I)	110,797	166,092
Rodobens Negocios Imobiliarios SA	40,800	83,983
Rumo Logistica Operadora Multimodal SA (I)	157,125	431,384
Santos Brasil Participacoes SA (I)	99,540	82,109
Sao Carlos Empreendimentos e Participacoes SA	6,500	65,672
Sao Martinho SA	64,916	396,522
Smiles SA	23,800	471,976
Sul America SA	70,036	436,388
Technos SA	13,800	20,112
Tecnisa SA	29,957	31,491
Tim Participacoes SA	190,700	597,075
TOTVS SA	27,501	223,450
TPI - Triunfo Participacoes e Investimentos SA	33,690	47,537
Transmissora Alianca de Energia Eletrica SA	87,111	615,761
Ultrapar Participacoes SA	60,902	1,276,114
Ultrapar Participacoes SA, ADR	9,433	195,735
Usinas Siderurgicas de Minas Gerais SA (I)	58,944	170,112
Vale SA	124,079	1,296,240
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,630	171,046
WEG SA	43,540	236,927
Chile 1.4%		12,996,065
AES Gener SA	817,407	311,474
Aguas Andinas SA, Class A	953,618	509,291
Banco de Chile, ADR	4,712	340,112
Banco de Credito e Inversiones	4,623	250,105
Banco Santander Chile	4,534,580	248,667
Banmedica SA	47,455	95,908
Besalco SA	201,756	77,599
CAP SA	39,718	457,312
Cementos BIO BIO SA	2,795	3,236
Cencosud SA	73,279	216,893
Cia Cervecerias Unidas SA	34,059	403,018
Cia Sud Americana de Vapores SA (I)	6,085,562	203,745
Colbun SA	1,071,745	210,954
Cristalerias de Chile SA	62,943	605,647
Embotelladora Andina SA, ADR, Series A	300	6,060

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

	Shares	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones SA (I)	56,098	$616,699
Empresas AquaChile SA (I)	57,292	28,866
Empresas CMPC SA	170,883	381,491
Empresas COPEC SA	23,049	239,777
Empresas Hites SA	44,774	37,782
Empresas La Polar SA (I)	311,752	15,125
Enel Americas SA, ADR	111,347	1,085,633
Enel Chile SA	215,735	1,089,462
Enel Generacion Chile SA	843,714	573,394
Engie Energia Chile SA	149,971	258,332
Forus SA	22,681	84,716
Grupo Security SA	530,605	179,416
Inversiones Aguas Metropolitanas SA	264,464	394,493
Inversiones La Construccion SA	11,372	150,439
Itau CorpBanca	26,964,488	217,240
Latam Airlines Group SA (I)	47,674	485,120
Latam Airlines Group SA, ADR (I)	52,772	534,053
Masisa SA	1,342,694	72,222
Molibdenos y Metales SA	7,542	76,005
Multiexport Foods SA (I)	72,522	26,562
Parque Arauco SA	139,026	349,501
PAZ Corp. SA	115,321	95,806
Ripley Corp. SA	614,368	381,534
SACI Falabella	72,322	585,031
Salfacorp SA	66,565	53,876
Sigdo Koppers SA	190,206	244,169
Sociedad Matriz SAAM SA	4,346,983	354,213
Socovesa SA	526,778	166,088
Sonda SA	44,783	73,008
Vina Concha y Toro SA	115,569	195,479
Vina Concha y Toro SA, ADR	311	10,512
China 11.6%		104,933,509
361 Degrees International, Ltd.	71,000	26,774
58.com, Inc., ADR (I)	1,220	44,652
AAC Technologies Holdings, Inc.	90,000	946,800
Agile Group Holdings, Ltd. (I)	473,250	312,175
Agricultural Bank of China, Ltd., H Shares	2,172,000	1,001,101
Air China, Ltd., H Shares	196,000	151,272
Alibaba Group Holding, Ltd., ADR (I)	48,474	4,987,975
Aluminum Corp. of China, Ltd., ADR (I)	8,474	105,247
Angang Steel Company, Ltd., H Shares (I)(L)	92,000	71,382
Anhui Conch Cement Company, Ltd., H Shares	62,000	215,854
Anhui Expressway Company, Ltd., H Shares	44,000	35,338
ANTA Sports Products, Ltd.	227,000	686,776
Anton Oilfield Services Group (I)	170,000	22,079
Asia Cement China Holdings Corp.	272,500	82,198
Asia Plastic Recycling Holding, Ltd.	101,254	57,696

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

	Shares	Value
China (continued)
AVIC International Holdings, Ltd., H Shares	100,000	$53,031
AviChina Industry & Technology Company, Ltd., H Shares	422,000	306,964
BAIC Motor Corp., Ltd. (S)	190,500	214,179
Baidu, Inc., ADR (I)	5,397	939,780
Bank of China, Ltd., H Shares	6,338,075	3,206,876
Bank of Chongqing Company, Ltd., H Shares	136,500	120,347
Bank of Communications Company, Ltd., H Shares	604,858	482,096
Baoxin Auto Group, Ltd. (I)(L)	31,450	14,454
Baoye Group Company, Ltd., H Shares	76,000	55,959
BBMG Corp., H Shares	177,500	82,882
Beijing Capital International Airport Company, Ltd., H Shares	282,415	302,641
Beijing Capital Land, Ltd., H Shares	190,000	81,947
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	139,157
Beijing North Star Company, H Shares	126,000	45,099
Belle International Holdings, Ltd.	965,000	664,404
Best Pacific International Holdings, Ltd.	34,000	26,159
Billion Industrial Holdings, Ltd.	12,000	8,271
Biostime International Holdings, Ltd. (I)(L)	28,500	94,486
Bloomage BioTechnology Corp., Ltd.	17,500	25,411
Boer Power Holdings, Ltd. (L)	84,000	31,995
Boyaa Interactive International, Ltd. (I)	72,000	35,947
BYD Company, Ltd., H Shares (L)	49,500	290,870
BYD Electronic International Company, Ltd.	193,983	209,788
C.banner International Holdings, Ltd. (I)	134,000	49,352
Cabbeen Fashion, Ltd.	106,000	28,237
CAR, Inc. (I)(L)	118,000	111,719
Central China Real Estate, Ltd.	297,538	67,023
Central China Securities Company, Ltd., H Shares (L)	66,000	37,293
Changshouhua Food Company, Ltd.	124,000	62,322
Chaowei Power Holdings, Ltd.	134,000	105,504
China Animal Healthcare, Ltd. (I)	182,000	234
China Aoyuan Property Group, Ltd.	348,000	85,605
China BlueChemical, Ltd., H Shares	325,000	112,497
China CITIC Bank Corp., Ltd., H Shares	568,962	390,590
China Coal Energy Company, Ltd., H Shares (I)(L)	121,000	63,992
China Communications Construction Company, Ltd., H Shares	400,202	516,387
China Communications Services Corp., Ltd., H Shares	191,200	127,670
China Conch Venture Holdings, Ltd.	71,000	140,701
China Construction Bank Corp., H Shares	13,039,000	10,735,545
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,209,000	119,867
China Dongxiang Group Company, Ltd.	426,000	80,674
China Eastern Airlines Corp., Ltd., H Shares (L)	390,000	216,440
China Everbright Bank Company, Ltd., H Shares	446,000	225,804
China Evergrande Group (L)	1,143,566	858,341
China Financial Services Holdings, Ltd.	94,000	8,348
China Galaxy Securities Company, Ltd., H Shares	162,500	159,219
China Great Star International, Ltd. (I)	46,842	55,923

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

	Shares	Value
China (continued)
China Hanking Holdings, Ltd. (I)	35,000	$5,500
China Harmony New Energy Auto Holding, Ltd.	125,000	61,012
China Hongqiao Group, Ltd.	407,000	409,080
China Huishan Dairy Holdings Company, Ltd. (L)	235,000	85,957
China Huiyuan Juice Group, Ltd. (I)	141,000	50,419
China International Marine Containers Group Company, Ltd., H Shares (L)	37,500	65,539
China Lesso Group Holdings, Ltd.	317,000	237,796
China Life Insurance Company, Ltd., ADR	2,523	38,375
China Life Insurance Company, Ltd., H Shares	161,000	490,556
China Lilang, Ltd.	163,000	114,341
China Longyuan Power Group Corp., H Shares	532,000	456,252
China Machinery Engineering Corp., H Shares	114,000	79,292
China Medical System Holdings, Ltd.	165,800	269,856
China Mengniu Dairy Company, Ltd.	269,000	528,872
China Merchants Bank Company, Ltd., H Shares	618,961	1,645,908
China Minsheng Banking Corp., Ltd., H Shares	487,700	556,192
China Modern Dairy Holdings, Ltd. (I)	369,000	90,651
China Molybdenum Company, Ltd., H Shares (L)	90,000	34,406
China National Building Material Company, Ltd., H Shares (L)	856,000	624,201
China National Materials Company, Ltd., H Shares	396,000	135,979
China Oilfield Services, Ltd., H Shares	146,000	145,421
China Pacific Insurance Group Company, Ltd., H Shares	54,600	199,893
China Petroleum & Chemical Corp., ADR	25,384	1,969,037
China Railway Construction Corp., H Shares	222,835	315,060
China Railway Group, Ltd., H Shares	209,000	182,563
China Rare Earth Holdings, Ltd. (I)	58,800	5,148
China Sanjiang Fine Chemicals Company, Ltd.	83,000	30,050
China SCE Property Holdings, Ltd.	450,000	163,392
China Shanshui Cement Group, Ltd. (I)(L)	1,080,000	69,562
China Shengmu Organic Milk, Ltd. (I)(L)(S)	334,000	91,568
China Shenhua Energy Company, Ltd., H Shares	128,000	267,835
China Shineway Pharmaceutical Group, Ltd.	66,000	71,164
China Silver Group, Ltd. (L)	124,000	24,605
China Southern Airlines Company, Ltd., H Shares	458,000	297,782
China Suntien Green Energy Corp., Ltd., H Shares	270,000	45,952
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,400
China Telecom Corp., Ltd., H Shares	1,162,000	546,474
China Tian Lun Gas Holdings, Ltd.	84,000	69,913
China Vanke Company, Ltd., H Shares	182,000	456,838
China Yurun Food Group, Ltd. (I)(L)	234,000	41,853
China ZhengTong Auto Services Holdings, Ltd.	173,500	72,608
China Zhongwang Holdings, Ltd. (L)	303,800	144,364
Chinasoft International, Ltd. (I)	152,000	74,631
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	55,727
Chongqing Rural Commercial Bank Company, Ltd., H Shares	746,000	523,672
CIFI Holdings Group Company, Ltd. (L)	696,000	232,997
CITIC Securities Company, Ltd., H Shares	99,000	211,575

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

	Shares	Value
China (continued)
CNOOC, Ltd.	1,448,000	$1,712,972
Cogobuy Group (I)(L)(S)	26,000	36,738
Coland Holdings, Ltd.	34,000	56,881
Comtec Solar Systems Group, Ltd. (I)	204,000	9,319
Coolpad Group, Ltd. (I)(L)	842,400	82,398
COSCO SHIPPING Development Company, Ltd., H Shares (I)(L)	199,850	46,806
COSCO SHIPPING Energy Trasportation Company, Ltd., H Shares	220,000	132,965
COSCO SHIPPING Holdings Company, Ltd., H Shares (I)(L)	223,500	106,483
Cosmo Lady China Holdings Company, Ltd. (S)	23,000	6,844
Country Garden Holdings Company, Ltd. (L)	1,325,293	948,960
CPMC Holdings, Ltd.	117,000	60,465
CRRC Corp., Ltd., H Shares	104,000	99,736
CSPC Pharmaceutical Group, Ltd.	774,000	946,539
CT Environmental Group, Ltd. (L)	916,000	191,081
Ctrip.com International, Ltd., ADR (I)	3,458	164,048
Dalian Port PDA Company, Ltd., H Shares	264,828	50,151
Daphne International Holdings, Ltd. (I)	240,000	25,348
Datang International Power Generation Company, Ltd., H Shares (L)	584,000	170,795
Dongfang Electric Corp., Ltd., H Shares	40,200	42,022
Dongfeng Motor Group Company, Ltd., H Shares	312,000	369,965
Dongjiang Environmental Company, Ltd., H Shares (L)	17,500	29,477
Dongyue Group, Ltd. (I)	860,000	151,773
Dynagreen Environmental Protection Group Company, Ltd.	33,000	15,748
ENN Energy Holdings, Ltd.	134,000	647,117
Fantasia Holdings Group Company, Ltd. (I)	732,000	102,706
Fosun International, Ltd.	267,693	420,659
Fu Shou Yuan International Group, Ltd. (L)	133,000	77,374
Fufeng Group, Ltd.	345,000	217,378
Fuguiniao Company, Ltd., H Shares (I)	116,600	58,278
Future Land Development Holdings, Ltd.	588,000	151,244
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	29,600	92,171
Geely Automobile Holdings, Ltd.	860,000	1,169,020
GF Securities Company, Ltd., H Shares	66,400	146,205
Golden Eagle Retail Group, Ltd. (L)	147,000	218,708
Goldpac Group, Ltd.	91,000	25,324
GOME Electrical Appliances Holding, Ltd. (L)	2,462,000	342,459
Goodbaby International Holdings, Ltd.	172,000	76,699
Great Wall Motor Company, Ltd., H Shares (L)	480,500	590,074
Greatview Aseptic Packaging Company, Ltd.	306,000	151,769
Greenland Hong Kong Holdings, Ltd. (I)	125,250	35,812
Greentown China Holdings, Ltd. (I)	93,500	85,422
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	43,266
Guangshen Railway Company, Ltd., ADR	27,410	857,933
Guangzhou Automobile Group Company, Ltd., H Shares	74,857	125,541
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	37,050
Guangzhou R&F Properties Company, Ltd., H Shares	325,399	449,279
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	350,000	26,215

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

	Shares	Value
China (continued)
Haitian International Holdings, Ltd.	117,000	$246,169
Haitong Securities Company, Ltd., H Shares	151,600	277,475
Harbin Electric Company, Ltd., H Shares	154,000	75,392
Hengan International Group Company, Ltd. (L)	137,000	1,169,324
Hengshi Mining Investments, Ltd. (I)	10,281,000	3,070,484
Hidili Industry International Development, Ltd. (I)	303,000	7,611
Hilong Holding, Ltd.	223,000	46,492
HNA Infrastructure Company, Ltd., H Shares	79,000	78,332
Honghua Group, Ltd. (I)	537,000	53,939
Hopefluent Group Holdings, Ltd.	16,000	4,389
HOSA International, Ltd.	86,000	28,466
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	149,447
Huadian Power International Corp., H Shares	304,000	133,481
Huaneng Power International, Inc., H Shares	432,000	294,743
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	441,877
Huatai Securities Company, Ltd., H Shares (S)	80,200	163,562
Huishang Bank Corp., Ltd., H Shares	213,000	110,236
Hydoo International Holding, Ltd.	216,000	20,564
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	3,855,539
Inner Mongolia Yitai Coal Company, Ltd., H Shares	700,100	674,811
Intime Retail Group Company, Ltd.	230,500	286,393
InvesTech Holdings, Ltd. (I)	64,000	9,317
JD.com, Inc., ADR (I)	9,518	290,965
Jiangnan Group, Ltd.	534,000	80,459
Jiangsu Expressway Company, Ltd., H Shares (L)	156,000	205,791
Jiangxi Copper Company, Ltd., H Shares	104,000	175,150
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	54,710
Kasen International Holdings, Ltd. (I)	127,000	23,063
Kingdee International Software Group Company, Ltd. (I)	106,000	40,949
Koradior Holdings, Ltd. (L)	19,000	20,292
KWG Property Holding, Ltd.	239,012	150,815
Labixiaoxin Snacks Group, Ltd. (I)	121,000	8,873
Lenovo Group, Ltd.	1,782,000	1,068,795
Leoch International Technology, Ltd.	118,000	20,698
Leyou Technologies Holdings, Ltd. (I)(L)	400,000	86,835
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	124,200	54,560
Lifetech Scientific Corp. (I)	768,000	195,767
Logan Property Holdings Company, Ltd.	326,000	140,631
Longfor Properties Company, Ltd.	346,500	554,287
Lonking Holdings, Ltd.	241,000	65,117
Maanshan Iron & Steel Company, Ltd., H Shares (I)	254,000	97,135
Maoye International Holdings, Ltd. (I)	379,000	38,563
Minth Group, Ltd.	110,000	350,034
NetEase, Inc., ADR	4,132	1,260,508
New China Life Insurance Company, Ltd., H Shares	26,900	132,387
New Oriental Education & Technology Group, Inc., ADR (I)	4,455	215,667
NVC Lighting Holdings, Ltd.	330,000	40,339

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       8

	Shares	Value
China (continued)
Pacific Online, Ltd.	180,000	$44,969
Parkson Retail Group, Ltd.	452,000	61,730
PetroChina Company, Ltd., ADR	2,038	154,806
PetroChina Company, Ltd., H Shares	2,704,000	2,053,905
PICC Property & Casualty Company, Ltd., H Shares	544,596	831,596
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	4,208,301
Powerlong Real Estate Holdings, Ltd.	320,000	107,234
PW Medtech Group, Ltd. (I)	143,000	34,032
Qingling Motors Company, Ltd., H Shares	196,000	66,580
Qinhuangdao Port Company, Ltd., H Shares	103,500	25,718
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	36,100	12,321
Qunxing Paper Holdings Company, Ltd. (I)	969,268	0
Redco Properties Group, Ltd. (I)(L)(S)	204,000	81,187
Renhe Commercial Holdings Company, Ltd. (I)(L)	2,894,000	81,980
Sany Heavy Equipment International Holdings Company, Ltd. (I)	275,000	48,809
Semiconductor Manufacturing International Corp., ADR (I)(L)	138,828	912,100
Shandong Chenming Paper Holdings, Ltd., H Shares (L)	66,584	86,562
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	120,000	72,189
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	352,000	182,139
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,500	63,578
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	274,000	77,978
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	63,900	164,520
Shanghai Prime Machinery Company, Ltd., H Shares	206,000	41,572
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	19,437
Shenguan Holdings Group, Ltd.	400,000	31,410
Shenzhen Expressway Company, Ltd., H Shares	114,000	105,287
Shenzhou International Group Holdings, Ltd.	108,000	644,823
Shui On Land, Ltd.	593,567	133,025
Shunfeng International Clean Energy, Ltd. (I)(L)	568,000	58,503
Sichuan Expressway Company, Ltd., H Shares	104,000	43,945
Sihuan Pharmaceutical Holdings Group, Ltd.	743,000	253,695
Silergy Corp.	6,000	100,925
Sino-Ocean Group Holding, Ltd.	634,181	315,004
SinoMedia Holding, Ltd.	54,000	12,573
Sinopec Engineering Group Company, Ltd., H Shares	158,500	144,085
Sinopec Oilfield Service Corp., H Shares (I)(L)	118,000	24,306
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	468,000	283,301
Sinopharm Group Company, Ltd., H Shares	192,000	887,889
Sinosoft Technology Group, Ltd.	228,000	67,803
Sinotrans, Ltd., H Shares	313,574	142,170
Sinotruk Hong Kong, Ltd.	139,055	115,375
SOHO China, Ltd.	373,000	193,106
Sound Global, Ltd. (I)	113,000	43,378
Springland International Holdings, Ltd.	247,000	43,906
Sunac China Holdings, Ltd. (L)	241,000	250,614
Sunny Optical Technology Group Company, Ltd.	130,000	837,199
Tencent Holdings, Ltd.	516,900	13,716,958

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

	Shares	Value
China (continued)
Tenwow International Holdings, Ltd.	177,000	$39,669
The People's Insurance Company Group of China, Ltd., H Shares	941,000	386,448
Tian Shan Development Holdings, Ltd.	134,000	56,097
Tiangong International Company, Ltd.	259,564	30,719
Tianneng Power International, Ltd.	166,700	147,542
Tingyi Cayman Islands Holding Corp.	410,000	459,612
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	300,688
Tonly Electronics Holdings, Ltd.	44,780	23,306
TravelSky Technology, Ltd., H Shares	90,500	197,350
Trigiant Group, Ltd.	242,000	37,405
Tsingtao Brewery Company, Ltd., H Shares	22,000	101,124
Uni-President China Holdings, Ltd.	314,600	215,104
V1 Group, Ltd. (I)	329,600	12,738
Vipshop Holdings, Ltd., ADR (I)	14,800	192,548
Want Want China Holdings, Ltd.	1,340,000	862,038
Weichai Power Company, Ltd., H Shares	244,800	431,033
Weiqiao Textile Company, H Shares	64,000	45,302
Welling Holding, Ltd.	290,000	63,366
West China Cement, Ltd. (I)	484,000	63,548
Wuzhou International Holdings, Ltd. (I)	516,000	51,828
Xiamen International Port Company, Ltd., H Shares	308,662	65,146
Xinchen China Power Holdings, Ltd. (I)	131,000	23,280
Xingda International Holdings, Ltd.	150,000	66,583
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	46,180
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	38,800	63,542
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	170,000	24,487
Xinyi Solar Holdings, Ltd. (L)	780,000	274,368
Xtep International Holdings, Ltd.	103,500	47,300
Yanzhou Coal Mining Company, Ltd., ADR	31,026	246,657
Yida China Holdings, Ltd.	28,000	7,141
Youyuan International Holdings, Ltd. (I)	60,000	17,837
Yuanda China Holdings, Ltd. (I)	252,000	6,001
Yuzhou Properties Company, Ltd.	434,000	150,879
YY, Inc., ADR (I)	1,756	77,773
Zhaojin Mining Industry Company, Ltd., H Shares (L)	77,000	75,373
Zhejiang Expressway Company, Ltd., H Shares	252,000	283,417
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	614,200	51,412
Zhongsheng Group Holdings, Ltd.	162,000	234,870
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	325,359
Zijin Mining Group Company, Ltd., H Shares	155,384	58,705
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	148,400	77,508
ZTE Corp., H Shares	60,440	98,436
Colombia 0.4%		3,302,988
Almacenes Exito SA	36,830	195,444
Banco de Bogota SA	5,902	116,895
Bancolombia SA	23,666	202,039

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       10

	Shares	Value
Colombia (continued)
Bancolombia SA, ADR	4,683	$174,910
Bolsa de Valores de Colombia	7,585,458	61,390
Celsia SA ESP	82,149	124,273
Cementos Argos SA	64,649	258,296
Cemex Latam Holdings SA (I)	51,252	188,318
Corp. Financiera Colombiana SA	27,686	277,389
Ecopetrol SA (I)	1,263,458	569,514
Ecopetrol SA, ADR (I)	2,542	22,929
Empresa de Energia de Bogota SA	175,008	108,767
Grupo Argos SA	19,422	131,054
Grupo de Inversiones Suramericana SA	14,553	181,788
Grupo Nutresa SA	19,102	153,943
Interconexion Electrica SA ESP	140,155	536,039
Cyprus 0.0%		29,400
Globaltrans Investment PLC, GDR	4,914	29,400
Czech Republic 0.2%		2,178,103
CEZ AS	40,590	716,362
Fortuna Entertainment Group NV (I)	2,980	11,576
Komercni Banka AS	2,317	83,290
O2 Czech Republic AS	11,131	119,194
Pegas Nonwovens SA	8,093	264,911
Philip Morris CR AS	119	62,062
UNIPETROL AS	110,864	920,708
Egypt 0.1%		737,812
Commercial International Bank Egypt SAE, GDR	135,971	609,108
Global Telecom Holding, GDR (I)	68,529	128,704
Greece 0.3%		2,538,187
Aegean Airlines SA	11,008	77,005
Alpha Bank AE (I)	35,802	64,605
Athens Water Supply and Sewage Company SA	9,971	55,335
Bank of Greece	2,764	36,194
Ellaktor SA (I)	29,391	35,430
FF Group (I)	7,459	145,906
Fourlis Holdings SA (I)	14,928	65,670
GEK Terna Holding Real Estate Construction SA (I)	18,488	44,254
Hellenic Exchanges - Athens Stock Exchange SA	11,360	55,296
Hellenic Petroleum SA	26,207	130,124
Hellenic Telecommunications Organization SA	42,743	383,395
Intralot SA-Integrated Lottery Systems & Services (I)	84,682	101,367
JUMBO SA	16,648	235,317
Lamda Development SA (I)	3,765	18,171
Marfin Investment Group Holdings SA (I)	311,954	53,326
Metka Industrial - Construction SA	13,226	99,396
Motor Oil Hellas Corinth Refineries SA	13,366	206,670
Mytilineos Holdings SA (I)	19,909	149,424

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       11

	Shares	Value
Greece (continued)
National Bank of Greece SA (I)	29,342	$7,443
OPAP SA	27,155	244,019
Piraeus Bank SA (I)	7,607	1,471
Piraeus Port Authority SA	2,954	39,587
Public Power Corp. SA (I)	26,912	78,304
Terna Energy SA	25,997	76,526
Titan Cement Company SA	5,632	133,952
Hong Kong 4.7%		42,624,334
Ajisen China Holdings, Ltd.	233,000	91,032
Alibaba Pictures Group, Ltd. (I)(L)	650,000	108,812
AMVIG Holdings, Ltd.	405,333	143,923
Anxin-China Holdings, Ltd. (I)	1,988,000	98,595
Asian Citrus Holdings, Ltd. (I)	144,000	11,130
AVIC International Holding HK, Ltd. (I)	300,000	18,562
Beijing Enterprises Holdings, Ltd.	51,930	271,612
Beijing Enterprises Water Group, Ltd. (I)	642,000	458,301
Beijing Properties Holdings, Ltd. (I)	834,000	41,883
Bosideng International Holdings, Ltd.	812,000	72,125
Brilliance China Automotive Holdings, Ltd.	126,000	197,834
C C Land Holdings, Ltd.	431,693	131,721
Carrianna Group Holdings Company, Ltd.	130,000	13,735
CECEP COSTIN New Materials Group, Ltd.	162,000	12,521
Century Sunshine Group Holdings, Ltd.	560,000	24,491
China Aerospace International Holdings, Ltd.	502,755	66,643
China Agri-Industries Holdings, Ltd. (I)	330,600	163,074
China All Access Holdings, Ltd.	266,000	81,158
China Dynamics Holdings, Ltd. (I)	870,000	32,470
China Electronics Corp. Holdings Company, Ltd.	112,000	23,081
China Energine International Holdings, Ltd. (I)	89,589	7,610
China Everbright International, Ltd.	381,000	493,410
China Everbright, Ltd.	13,000	25,785
China Fiber Optic Network System Group, Ltd. (I)	419,600	37,836
China Foods, Ltd.	274,000	121,990
China Gas Holdings, Ltd.	362,000	536,939
China Glass Holdings, Ltd. (I)	182,000	21,126
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	25,788
China High Precision Automation Group, Ltd. (I)	74,000	11,820
China Jinmao Holdings Group, Ltd.	1,100,000	341,534
China Lumena New Materials Corp. (I)(L)	1,272,000	0
China Merchants Land, Ltd.	384,000	57,846
China Merchants Port Holdings Company, Ltd.	26,749	74,584
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd., ADR (L)	200,594	11,084,824
China New Town Development Company, Ltd. (I)	1,070,332	54,478
China NT Pharma Group Company, Ltd.	112,500	23,592
China Ocean Resources Company, Ltd. (I)	63,930	57,579
China Oil & Gas Group, Ltd. (I)	717,040	58,158

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       12

	Shares	Value
Hong Kong (continued)
China Overseas Grand Oceans Group, Ltd. (I)	260,000	$96,379
China Overseas Land & Investment, Ltd.	622,000	1,912,933
China Overseas Property Holdings, Ltd. (L)	345,667	62,276
China Power International Development, Ltd.	843,000	326,743
China Power New Energy Development Company, Ltd.	112,500	65,300
China Properties Group, Ltd. (I)	370,000	91,003
China Resources Beer Holdings Company, Ltd. (I)	293,981	667,326
China Resources Cement Holdings, Ltd.	317,518	165,104
China Resources Gas Group, Ltd.	232,000	708,552
China Resources Land, Ltd.	720,444	1,965,579
China Resources Power Holdings Company, Ltd.	322,882	584,347
China Singyes Solar Technologies Holdings, Ltd. (L)	99,160	46,631
China South City Holdings, Ltd.	824,000	171,837
China State Construction International Holdings, Ltd.	225,200	367,886
China Taiping Insurance Holdings Company, Ltd. (I)	150,510	352,166
China Traditional Chinese Medicine Company, Ltd. (L)	232,000	117,372
China Travel International Investment Hong Kong, Ltd. (L)	580,000	171,792
China Unicom Hong Kong, Ltd., ADR	224,819	2,720,310
China Water Affairs Group, Ltd.	242,000	158,354
Chinese People Holdings Company, Ltd. (I)	722,324	10,592
CIMC Enric Holdings, Ltd.	36,000	21,786
CITIC Dameng Holdings, Ltd. (I)	191,000	12,297
CITIC Resources Holdings, Ltd. (I)	460,000	67,492
CITIC, Ltd.	468,923	673,649
Citychamp Watch & Jewellery Group, Ltd.	385,800	83,442
Clear Media, Ltd.	87,000	99,486
Comba Telecom Systems Holdings, Ltd.	235,004	44,239
Concord New Energy Group, Ltd.	1,460,000	77,046
COSCO SHIPPING International Company, Ltd.	157,040	72,400
COSCO SHIPPING Ports, Ltd.	1,058,918	1,179,341
Coslight Technology International Group Company, Ltd. (I)	54,000	39,430
CP Pokphand Company, Ltd.	2,208,000	221,478
DaChan Food Asia, Ltd. (I)	287,000	25,468
Dah Chong Hong Holdings, Ltd.	225,000	88,372
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	82,343
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	0
Digital China Holdings, Ltd. (I)	174,000	155,158
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,890
Embry Holdings, Ltd.	24,000	10,664
EverChina International Holdings Company, Ltd. (I)	1,280,000	51,054
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	7,699
Far East Horizon, Ltd.	387,000	372,318
Fullshare Holdings, Ltd. (L)	255,000	98,835
GCL-Poly Energy Holdings, Ltd. (I)(L)	4,428,000	604,437
Glorious Property Holdings, Ltd. (I)	793,000	90,959
Goldbond Group Holdings, Ltd.	100,000	3,218
Golden Meditech Holdings, Ltd. (I)	445,250	71,096

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       13

	Shares	Value
Hong Kong (continued)
Goldlion Holdings, Ltd.	261,000	$107,622
Good Friend International Holdings, Inc.	42,000	9,167
Guangdong Investment, Ltd.	274,000	373,284
Guangdong Land Holdings, Ltd. (I)	142,000	34,606
Haier Electronics Group Company, Ltd.	269,000	494,817
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	68,852
Hengdeli Holdings, Ltd. (I)	368,400	59,260
HKC Holdings, Ltd. (I)	86,016	43,875
HNA Holding Group Company, Ltd. (I)(L)	260,000	13,067
Hopewell Highway Infrastructure, Ltd.	152,000	80,050
Hopson Development Holdings, Ltd.	164,000	148,521
Hua Han Health Industry Holdings, Ltd. (I)(L)	1,415,910	96,669
IMAX China Holding, Inc. (I)(S)	500	2,396
Inspur International, Ltd.	119,000	27,006
Ju Teng International Holdings, Ltd.	189,722	71,739
Kingboard Chemical Holdings, Ltd.	122,648	433,639
Kingboard Laminates Holdings, Ltd.	202,500	226,822
Kunlun Energy Company, Ltd.	880,000	764,528
Lai Fung Holdings, Ltd.	1,969,428	53,167
Le Saunda Holdings, Ltd.	180,400	40,959
Lee & Man Paper Manufacturing, Ltd.	266,000	241,002
Lee's Pharmaceutical Holdings, Ltd.	45,500	37,812
Loudong General Nice Resources China Holdings, Ltd. (I)	228,000	12,626
MIE Holdings Corp. (I)	288,000	26,708
Mingfa Group International Company, Ltd. (I)	995,000	242,248
Minmetals Land, Ltd.	456,000	56,364
Munsun Capital Group, Ltd. (I)(L)	1,020,000	30,353
New World Department Store China, Ltd. (I)	211,000	32,590
Nine Dragons Paper Holdings, Ltd.	275,000	348,967
North Mining Shares Company, Ltd. (I)	1,330,000	28,764
Overseas Chinese Town Asia Holdings, Ltd.	58,000	23,761
PAX Global Technology, Ltd. (L)	138,000	97,252
Phoenix Satellite Television Holdings, Ltd.	228,000	37,598
Poly Property Group Company, Ltd. (I)	317,944	133,360
Pou Sheng International Holdings, Ltd.	242,000	58,915
Prosperity International Holdings HK, Ltd. (I)	540,000	9,587
REXLot Holdings, Ltd.	4,768,536	87,168
Road King Infrastructure, Ltd.	57,000	57,407
Rotam Global Agrosciences, Ltd. (I)	20,929	23,217
Samson Holding, Ltd.	509,915	36,765
Shanghai Industrial Holdings, Ltd.	80,041	223,361
Shanghai Industrial Urban Development Group, Ltd.	273,500	71,799
Shanghai Zendai Property, Ltd. (I)	3,025,000	56,426
Shenzhen International Holdings, Ltd.	222,145	318,505
Shenzhen Investment, Ltd.	551,230	236,368
Shimao Property Holdings, Ltd.	405,000	581,305
Shougang Concord International Enterprises Company, Ltd. (I)	944,000	33,412

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       14

	Shares	Value
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	510,000	$113,522
Silver Base Group Holdings, Ltd. (I)	10,042,500	723,823
Silver Grant International Industries, Ltd. (I)	252,334	40,591
SIM Technology Group, Ltd. (I)	289,000	11,544
Sino Biopharmaceutical, Ltd.	1,137,000	979,924
Sino Oil and Gas Holdings, Ltd. (I)	2,790,000	71,485
Sinofert Holdings, Ltd. (L)	436,000	69,616
Sinolink Worldwide Holdings, Ltd. (I)	674,000	73,742
Sinopec Kantons Holdings, Ltd.	152,000	79,491
Sinotrans Shipping, Ltd. (I)	330,500	77,117
SITC International Holdings Company, Ltd.	109,000	69,902
Skyworth Digital Holdings, Ltd.	516,025	334,787
SMI Holdings Group, Ltd. (L)	596,000	53,776
Sparkle Roll Group, Ltd. (I)	208,000	17,157
SRE Group, Ltd. (I)	908,000	23,400
SSY Group, Ltd.	722,733	226,991
Sun Art Retail Group, Ltd.	434,000	418,386
TCC International Holdings, Ltd.	278,125	76,323
TCL Multimedia Technology Holdings, Ltd. (I)(L)	133,200	62,969
Texhong Textile Group, Ltd.	77,500	113,557
Tian An China Investment Company, Ltd.	607,000	393,614
Tianjin Development Holdings, Ltd.	38,000	19,943
Tianjin Port Development Holdings, Ltd.	654,000	110,235
Tibet Water Resources, Ltd.	122,000	50,222
Time Watch Investments, Ltd.	62,000	7,029
Tomson Group, Ltd.	358,323	159,930
Tongda Group Holdings, Ltd. (L)	1,020,000	342,879
Top Spring International Holdings, Ltd.	25,500	8,548
Towngas China Company, Ltd. (I)	148,000	81,151
TPV Technology, Ltd.	498,588	103,999
Truly International Holdings, Ltd.	343,000	147,509
United Energy Group, Ltd. (I)(L)	3,180,000	200,231
Wasion Group Holdings, Ltd.	146,000	78,514
Yanchang Petroleum International, Ltd. (I)	3,192,273	86,277
Yingde Gases Group Company, Ltd. (L)	456,500	312,946
Yip's Chemical Holdings, Ltd.	208,000	87,297
Yuexiu Property Company, Ltd.	1,353,516	219,531
Yuexiu Transport Infrastructure, Ltd.	130,000	90,340
Zhuhai Holdings Investment Group, Ltd.	218,000	33,667
Hungary 0.4%		3,496,399
FHB Mortgage Bank PLC (I)	7,029	12,002
Magyar Telekom Telecommunications PLC	183,970	309,808
MOL Hungarian Oil and Gas PLC	20,902	1,433,027
OTP Bank PLC	55,669	1,616,187
Richter Gedeon Nyrt	5,654	125,375

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       15

	Shares	Value
India 12.9%		$117,079,473
3M India, Ltd. (I)	371	62,030
Aarti Industries, Ltd.	20,262	235,464
Aban Offshore, Ltd. (I)	10,469	37,252
ABB, Ltd.	4,994	89,452
ACC, Ltd.	6,403	135,164
Adani Enterprises, Ltd.	60,123	88,568
Adani Ports and Special Economic Zone, Ltd.	145,494	656,409
Adani Power, Ltd. (I)	479,127	277,014
Adani Transmissions, Ltd. (I)	96,061	88,862
Aditya Birla Fashion and Retail, Ltd. (I)	159,243	375,887
Aditya Birla Nuvo, Ltd.	14,886	320,890
Aegis Logistics, Ltd.	49,703	149,733
AIA Engineering, Ltd.	7,397	164,285
Ajanta Pharma, Ltd.	9,615	247,655
Akzo Nobel India, Ltd.	5,128	116,045
Alembic Pharmaceuticals, Ltd.	18,393	159,236
Alembic, Ltd.	34,900	20,712
Allahabad Bank (I)	28,608	31,461
Allcargo Logistics, Ltd.	26,237	66,928
Alok Industries, Ltd. (I)	207,239	10,390
Amara Raja Batteries, Ltd.	9,733	124,966
Ambuja Cements, Ltd.	47,522	162,552
Andhra Bank	66,994	56,443
Apar Industries, Ltd.	4,039	44,339
Apollo Hospitals Enterprise, Ltd.	14,426	281,208
Apollo Tyres, Ltd.	102,957	288,837
Arvind SmartSpaces, Ltd. (I)	5,235	5,459
Arvind, Ltd.	57,851	328,476
Asahi India Glass, Ltd.	21,842	69,096
Ashok Leyland, Ltd.	304,365	414,289
Asian Paints, Ltd.	53,639	824,946
Astral Polytechnik, Ltd.	4,163	28,047
Atul, Ltd.	3,428	114,287
Aurobindo Pharma, Ltd.	100,089	1,016,370
Axis Bank, Ltd.	137,549	1,041,412
Bajaj Auto, Ltd.	20,190	831,895
Bajaj Corp., Ltd.	20,442	112,155
Bajaj Electricals, Ltd.	11,808	46,090
Bajaj Finance, Ltd.	68,580	1,143,109
Bajaj Finserv, Ltd.	26,570	1,582,059
Bajaj Hindusthan Sugar, Ltd. (I)	178,945	38,846
Bajaj Holdings and Investment, Ltd.	11,948	372,362
Balkrishna Industries, Ltd.	26,560	518,200
Balmer Lawrie & Company, Ltd.	28,364	89,801
Balrampur Chini Mills, Ltd.	82,749	189,030
Bank of Baroda (I)	73,621	181,996
Bank of India (I)	60,263	115,897

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       16

	Shares	Value
India (continued)
Bank of Maharashtra (I)	28,201	$14,468
BASF India, Ltd.	1,617	28,186
Bata India, Ltd.	5,015	38,205
BEML, Ltd.	4,238	84,989
Berger Paints India, Ltd.	66,305	228,932
Bharat Electronics, Ltd.	16,148	367,022
Bharat Financial Inclusion, Ltd. (I)	10,673	134,415
Bharat Forge, Ltd.	34,671	545,933
Bharat Heavy Electricals, Ltd.	84,313	204,581
Bharat Petroleum Corp., Ltd.	68,028	681,886
Bharti Airtel, Ltd.	288,482	1,592,337
Bharti Infratel, Ltd.	45,813	194,820
Biocon, Ltd.	13,644	228,709
Birla Corp., Ltd.	5,760	60,428
Blue Dart Express, Ltd.	1,549	99,550
Blue Star, Ltd.	4,649	39,409
Bosch, Ltd.	878	284,631
Brigade Enterprises, Ltd.	1,735	4,442
Britannia Industries, Ltd.	4,109	198,662
Cadila Healthcare, Ltd.	48,479	320,336
Cairn India, Ltd.	291,290	1,238,281
Canara Bank (I)	26,381	116,787
Carborundum Universal, Ltd.	2,776	10,607
CCL Products India, Ltd.	9,927	51,082
Ceat, Ltd.	11,747	207,793
Century Plyboards India, Ltd.	28,588	107,614
Cera Sanitaryware, Ltd.	1,065	39,368
CESC, Ltd.	25,000	315,694
Chambal Fertilizers & Chemicals, Ltd.	75,728	93,703
Chennai Petroleum Corp., Ltd.	15,814	89,730
Chennai Super Kings Cricket, Ltd. (I)	271,316	9,150
Cholamandalam Investment and Finance Company, Ltd.	6,900	100,357
Cipla, Ltd.	44,942	392,862
City Union Bank, Ltd.	12,791	27,607
Clariant Chemicals India, Ltd.	1,514	15,441
Coal India, Ltd.	20,709	99,767
Colgate-Palmolive India, Ltd.	20,016	269,403
Container Corp. of India	3,820	69,621
Coromandel International, Ltd.	35,263	174,134
Corp. Bank (I)	37,363	26,280
Cox & Kings, Ltd.	38,917	111,384
Credit Analysis & Research, Ltd.	6,855	143,123
CRISIL, Ltd.	6,647	200,596
Crompton Greaves Consumer Electricals, Ltd. (I)	202,125	575,974
Crompton Greaves, Ltd. (I)	104,484	107,972
Cummins India, Ltd.	5,976	79,313
Cyient, Ltd.	26,304	189,884

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       17

	Shares	Value
India (continued)
Dabur India, Ltd.	104,748	$433,635
Dalmia Bharat, Ltd.	13,558	382,365
DB Corp., Ltd.	6,096	34,585
DCB Bank, Ltd. (I)	34,662	80,823
DCM Shriram, Ltd.	21,366	87,738
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	38,035
Dewan Housing Finance Corp., Ltd.	47,338	235,466
Dish TV India, Ltd. (I)	149,432	216,038
Dishman Pharmaceuticals & Chemicals, Ltd.	33,282	114,675
Divi's Laboratories, Ltd.	27,745	315,255
DLF, Ltd.	68,791	156,365
Dr. Reddy's Laboratories, Ltd.	16,839	718,633
Dynamatic Technologies, Ltd. (I)	876	38,081
eClerx Services, Ltd.	18,186	368,909
Edelweiss Financial Services, Ltd.	154,089	314,315
Eicher Motors, Ltd.	2,569	930,175
EID Parry India, Ltd. (I)	15,600	66,974
EIH, Ltd.	41,907	64,085
Electrosteel Castings, Ltd.	54,318	21,792
Elgi Equipments, Ltd.	350	1,106
Emami, Ltd.	14,279	221,828
Engineers India, Ltd.	40,426	90,874
Entertainment Network India, Ltd.	1,131	14,082
Escorts, Ltd.	19,562	131,285
Essel Propack, Ltd.	47,284	162,237
Eveready Industries India, Ltd.	10,250	38,153
Exide Industries, Ltd.	49,696	157,518
FAG Bearings India, Ltd.	1,623	103,343
FDC, Ltd.	17,984	57,050
Federal Bank, Ltd.	358,997	470,434
Federal-Mogul Goetze India, Ltd. (I)	8,475	62,168
Finolex Cables, Ltd.	42,221	282,043
Finolex Industries, Ltd.	26,396	213,166
Firstsource Solutions, Ltd. (I)	87,222	57,835
Fortis Healthcare, Ltd. (I)	26,522	76,701
Future Enterprises, Ltd.	57,775	24,329
Future Retail, Ltd. (I)	57,775	215,978
Gabriel India, Ltd.	25,791	44,048
GAIL India, Ltd.	29,276	226,600
Gateway Distriparks, Ltd.	28,954	106,586
Gati, Ltd.	7,132	13,847
GE Power India, Ltd. (I)	1,537	13,949
Gillette India, Ltd.	1,325	80,801
GlaxoSmithKline Consumer Healthcare, Ltd.	3,085	235,640
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	91,136
Glenmark Pharmaceuticals, Ltd.	34,544	477,563
GMR Infrastructure, Ltd. (I)	408,179	97,441

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       18

	Shares	Value
India (continued)
GOCL Corp., Ltd.	16,118	$83,412
Godfrey Phillips India, Ltd.	4,064	62,880
Godrej Consumer Products, Ltd.	22,340	553,642
Godrej Industries, Ltd.	4,869	36,598
Godrej Properties, Ltd. (I)	11,123	60,821
Granules India, Ltd.	36,517	73,421
Graphite India, Ltd.	22,385	35,518
Grasim Industries, Ltd.	81,135	1,196,068
Greaves Cotton, Ltd.	34,250	83,892
Grindwell Norton, Ltd.	86	425
GRUH Finance, Ltd.	33,285	185,498
Gujarat Alkalies & Chemicals, Ltd.	13,802	78,898
Gujarat Fluorochemicals, Ltd.	13,582	106,737
Gujarat Gas, Ltd.	9,943	93,327
Gujarat Industries Power Company, Ltd.	14,146	21,933
Gujarat Mineral Development Corp., Ltd.	47,280	85,343
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	60,468
Gujarat Pipavav Port, Ltd.	20,554	47,017
Gujarat State Fertilizers & Chemicals, Ltd.	112,781	204,101
Gujarat State Petronet, Ltd.	35,157	81,335
Gulf Oil Lubricants India, Ltd.	10,766	116,553
GVK Power & Infrastructure, Ltd. (I)	38,136	3,705
Hathway Cable & Datacom, Ltd. (I)	175,883	95,530
Havells India, Ltd.	69,137	421,140
HCL Technologies, Ltd.	112,078	1,409,337
HDFC Bank, Ltd.	374,166	8,069,952
HeidelbergCement India, Ltd. (I)	31,153	53,203
Hero MotoCorp, Ltd.	9,765	457,925
Hexaware Technologies, Ltd.	62,401	209,307
Hikal, Ltd.	15,030	48,158
Himachal Futuristic Communications, Ltd. (I)	173,576	36,764
Hindalco Industries, Ltd.	186,788	514,860
Hinduja Ventures, Ltd.	1,516	11,939
Hindustan Construction Company, Ltd. (I)	41,263	24,386
Hindustan Petroleum Corp., Ltd.	68,055	548,961
Hindustan Unilever, Ltd.	93,897	1,219,663
Honeywell Automation India, Ltd.	130	19,387
Housing Development & Infrastructure, Ltd. (I)	83,700	86,422
Housing Development Finance Corp., Ltd.	115,068	2,360,831
HSIL, Ltd.	15,111	70,165
Huhtamaki PPL, Ltd.	7,301	26,094
ICICI Bank, Ltd.	152,454	628,673
ICRA, Ltd.	1,067	66,888
IDBI Bank, Ltd. (I)	93,210	111,581
Idea Cellular, Ltd.	642,224	1,105,215
IDFC Bank, Ltd.	116,566	109,043
IDFC, Ltd. (I)	460,734	365,497

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       19

	Shares	Value
India (continued)
IFB Industries, Ltd. (I)	1,789	$16,248
IFCI, Ltd. (I)	121,660	53,156
IIFL Holdings, Ltd.	155,794	868,043
IL&FS Transportation Networks, Ltd.	31,132	47,631
Indiabulls Housing Finance, Ltd.	96,180	1,252,050
Indiabulls Real Estate, Ltd. (I)	60,888	73,453
Indian Bank	30,550	131,787
Indian Hotels Company, Ltd.	64,556	122,416
Indian Oil Corp., Ltd.	198,228	1,142,575
Indian Overseas Bank (I)	77,478	31,096
Indo Count Industries, Ltd.	3,885	9,442
Indoco Remedies, Ltd.	19,192	76,957
Indraprastha Gas, Ltd.	10,080	157,089
IndusInd Bank, Ltd.	14,172	278,562
INEOS Styrolution India, Ltd.	189	1,729
Infosys, Ltd.	433,073	6,561,592
Ingersoll-Rand India, Ltd.	4,135	43,715
Intellect Design Arena, Ltd. (I)	7,633	12,707
Ipca Laboratories, Ltd. (I)	7,420	61,634
IRB Infrastructure Developers, Ltd.	62,490	216,875
ITC, Ltd.	466,996	1,827,244
J Kumar Infraprojects, Ltd.	2,256	7,510
Jagran Prakashan, Ltd. (I)	53,184	148,216
Jain Irrigation Systems, Ltd.	124,783	175,315
Jaiprakash Associates, Ltd. (I)	257,459	63,296
Jammu & Kashmir Bank, Ltd.	45,775	50,377
Jaypee Infratech, Ltd. (I)	132,566	22,095
JB Chemicals & Pharmaceuticals, Ltd.	5,240	25,953
JBF Industries, Ltd.	13,389	50,287
Jindal Poly Films, Ltd.	9,056	43,272
Jindal Saw, Ltd.	63,098	72,895
Jindal Steel & Power, Ltd. (I)	100,979	189,095
JITF Infralogistics, Ltd. (I)	10,930	8,134
JK Cement, Ltd.	6,107	80,999
JK Lakshmi Cement, Ltd.	16,621	102,900
JK Tyre & Industries, Ltd.	33,515	62,265
JM Financial, Ltd.	85,011	107,974
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	65,755
JSW Energy, Ltd.	156,454	152,938
JSW Holdings, Ltd. (I)	692	15,812
JSW Steel, Ltd.	487,454	1,364,384
Jubilant Foodworks, Ltd.	12,866	194,628
Jubilant Life Sciences, Ltd.	48,461	521,901
Just Dial, Ltd. (I)	11,378	93,831
Jyothy Laboratories, Ltd.	11,913	66,840
Kajaria Ceramics, Ltd.	32,999	290,072
Kalpataru Power Transmission, Ltd.	20,959	89,362

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       20

	Shares	Value
India (continued)
Kansai Nerolac Paints, Ltd.	18,014	$95,642
Kaveri Seed Company, Ltd. (I)	10,404	77,363
KEC International, Ltd.	44,197	109,877
Kesoram Industries, Ltd. (I)	4,378	8,993
Kirloskar Brothers, Ltd.	4,757	17,493
Kitex Garments, Ltd.	3,854	24,202
Kolte-patil Developers, Ltd.	396	617
Kotak Mahindra Bank, Ltd.	25,711	309,106
KPIT Technologies, Ltd.	76,782	158,497
KRBL, Ltd.	34,245	199,301
KSB Pumps, Ltd.	6,460	60,195
L&T Finance Holdings, Ltd.	79,685	138,795
LA Opala RG, Ltd.	1,408	10,291
Lakshmi Machine Works, Ltd.	1,135	62,234
Larsen & Toubro, Ltd.	37,729	829,605
LIC Housing Finance, Ltd.	69,994	586,982
Lupin, Ltd.	52,401	1,155,958
Maharashtra Seamless, Ltd.	13,173	67,617
Mahindra & Mahindra Financial Services, Ltd.	41,665	181,508
Mahindra & Mahindra, Ltd.	53,686	1,051,995
Mahindra & Mahindra, Ltd., GDR	2,670	52,005
Mahindra Cie Automotive, Ltd. (I)	16,834	50,386
Mahindra Holidays & Resorts India, Ltd.	10,595	68,901
Mahindra Lifespace Developers, Ltd.	6,551	33,864
Manappuram Finance, Ltd.	97,675	142,373
Mangalore Refinery and Petrochemicals, Ltd. (I)	99,201	160,178
Marico, Ltd.	124,048	524,726
Maruti Suzuki India, Ltd.	12,446	1,104,283
Max Financial Services, Ltd.	7,210	60,616
Max India, Ltd. (I)	63,961	142,218
Max Ventures & Industries, Ltd. (I)	15,713	19,078
Mayur Uniquoters, Ltd.	6,681	36,547
McLeod Russel India, Ltd.	19,042	48,685
Merck, Ltd.	3,111	47,597
Mindtree, Ltd.	123,042	874,666
Monsanto India, Ltd.	1,981	73,442
Motherson Sumi Systems, Ltd.	97,899	512,666
Motilal Oswal Financial Services, Ltd.	4,031	39,846
Mphasis, Ltd.	20,882	186,682
MPS, Ltd. (I)	3,597	36,568
MRF, Ltd.	593	459,506
Muthoot Finance, Ltd.	6,635	35,358
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	44,112
Natco Pharma, Ltd.	9,533	114,538
National Aluminium Company, Ltd.	307,197	317,062
Nava Bharat Ventures, Ltd.	49,149	82,725
Navneet Education, Ltd.	62,573	135,045

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       21

	Shares	Value
India (continued)
NCC, Ltd.	72,915	$91,599
NESCO, Ltd.	2,056	67,974
Nestle India, Ltd.	4,292	401,445
NHPC, Ltd.	171,136	78,416
NIIT Technologies, Ltd.	12,588	78,747
Nilkamal, Ltd.	2,084	60,311
NTPC, Ltd.	108,095	264,007
Oberoi Realty, Ltd.	24,865	120,598
OCL India, Ltd.	3,751	51,204
Oil & Natural Gas Corp., Ltd.	168,933	489,529
Oil India, Ltd.	37,325	183,356
Omaxe, Ltd.	8,831	22,135
Oracle Financial Services Software, Ltd.	2,809	157,688
Orient Cement, Ltd.	15,762	36,296
Orissa Minerals Development Company, Ltd.	400	13,016
Page Industries, Ltd.	2,154	462,425
Parsvnath Developers, Ltd. (I)	39,307	7,858
PC Jeweller, Ltd.	12,688	71,041
Persistent Systems, Ltd.	12,887	122,788
Petronet LNG, Ltd.	35,137	213,631
Pfizer, Ltd.	2,121	55,636
PI Industries, Ltd.	17,648	225,180
Pidilite Industries, Ltd.	34,066	348,227
Piramal Enterprises, Ltd.	16,669	459,759
Polaris Consulting & Services, Ltd. (I)	3,540	9,611
Power Finance Corp., Ltd.	386,538	787,020
Power Grid Corp. of India, Ltd.	262,415	756,430
Praj Industries, Ltd.	18,806	22,417
Prestige Estates Projects, Ltd.	39,931	101,627
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	331,217
PTC India Financial Services, Ltd.	58,744	36,356
PTC India, Ltd.	58,277	77,106
Punjab National Bank (I)	25,000	52,927
Puravankara Projects, Ltd.	5,372	4,245
PVR, Ltd.	9,188	178,700
Radico Khaitan, Ltd.	24,671	47,883
Rain Industries, Ltd.	72,470	92,788
Rajesh Exports, Ltd.	38,372	303,780
Rallis India, Ltd.	17,715	62,021
Ramco Systems, Ltd. (I)	1,024	5,763
Ratnamani Metals & Tubes, Ltd.	6,611	67,526
Rattanindia Power, Ltd. (I)	88,088	9,487
Raymond, Ltd.	9,150	86,442
Redington India, Ltd.	98,796	156,156
Relaxo Footwears, Ltd.	11,994	75,895
Reliance Capital, Ltd.	7,864	62,571
Reliance Communications, Ltd. (I)	286,998	167,083

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

	Shares	Value
India (continued)
Reliance Defence and Engineering, Ltd. (I)	37,992	$35,748
Reliance Industries, Ltd.	69,589	1,289,435
Reliance Infrastructure, Ltd.	17,006	144,374
Reliance Power, Ltd. (I)	249,766	177,028
Repco Home Finance, Ltd.	8,682	85,817
Ruchi Soya Industries, Ltd. (I)	42,379	16,646
Rural Electrification Corp., Ltd.	383,870	879,095
Sadbhav Engineering, Ltd.	12,270	50,702
Sanofi India, Ltd.	2,078	129,204
Shoppers Stop, Ltd.	10,056	49,268
Shree Cement, Ltd.	1,348	332,149
Shriram Transport Finance Company, Ltd.	29,524	409,758
Siemens, Ltd.	3,098	56,089
Simplex Infrastructures, Ltd.	4,288	18,967
Sintex Industries, Ltd.	175,870	253,154
SITI Cable Network, Ltd. (I)	54,239	30,661
SJVN, Ltd.	110,072	54,325
SKF India, Ltd.	785	17,360
SML Isuzu, Ltd.	1,824	34,653
Sobha, Ltd.	7,846	34,234
Solar Industries India, Ltd.	6,620	71,102
Sona Koyo Steering Systems, Ltd.	29,557	36,142
Sonata Software, Ltd.	21,264	61,410
SREI Infrastructure Finance, Ltd.	44,382	61,092
SRF, Ltd.	6,349	147,919
State Bank of Bikaner & Jaipur	5,988	66,564
State Bank of India	89,074	358,379
State Bank of Travancore	4,261	37,260
Sterlite Technologies, Ltd.	110,539	214,314
Strides Shasun, Ltd.	10,052	174,922
Sun Pharmaceutical Industries, Ltd.	136,416	1,386,926
Sun TV Network, Ltd.	44,303	472,585
Sundaram Finance, Ltd.	7,543	163,812
Sundram Fasteners, Ltd.	29,978	150,356
Suprajit Engineering, Ltd.	12,926	40,822
Supreme Industries, Ltd.	16,265	246,400
Suzlon Energy, Ltd. (I)	464,402	126,113
Swaraj Engines, Ltd.	3,065	64,185
Symphony, Ltd.	650	12,895
Syndicate Bank (I)	47,841	49,769
TAKE Solutions, Ltd.	23,694	48,102
Tamil Nadu Newsprint & Papers, Ltd.	9,750	49,903
Tata Chemicals, Ltd.	47,987	401,618
Tata Communications, Ltd.	31,104	343,383
Tata Consultancy Services, Ltd.	67,070	2,471,158
Tata Elxsi, Ltd.	4,334	97,771
Tata Global Beverages, Ltd.	74,772	154,806

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

	Shares	Value
India (continued)
Tata Motors, Ltd.	257,570	$1,759,928
Tata Motors, Ltd., ADR	7,425	249,406
Tata Power Company, Ltd.	309,212	382,400
Tata Steel, Ltd.	98,308	710,314
Tata Teleservices Maharashtra, Ltd. (I)	81,950	9,817
TCI Express, Ltd.	4,096	18,172
Tech Mahindra, Ltd.	110,903	815,575
Techno Electric & Engineering Company, Ltd.	8,934	50,217
Texmaco Rail & Engineering, Ltd.	22,370	29,481
The Great Eastern Shipping Company, Ltd.	26,608	147,836
The India Cements, Ltd.	40,878	104,103
The Karnataka Bank, Ltd.	18,209	37,586
The Karur Vysya Bank, Ltd.	193,050	289,059
The Phoenix Mills, Ltd.	19,688	112,183
The Ramco Cements, Ltd.	29,456	296,971
The South Indian Bank, Ltd.	318,299	99,362
Thermax, Ltd.	1,612	20,823
Tide Water Oil Company India, Ltd.	484	43,497
Time Technoplast, Ltd.	53,560	77,703
Timken India, Ltd.	9,180	83,621
Titagarh Wagons, Ltd.	16,437	25,073
Titan Company, Ltd.	36,213	237,415
Torrent Pharmaceuticals, Ltd.	12,875	262,164
Torrent Power, Ltd.	43,239	132,545
Transport Corp. of India, Ltd.	19,370	61,292
Trent, Ltd.	8,710	31,940
Triveni Turbine, Ltd.	25,196	45,589
TTK Prestige, Ltd.	859	70,357
Tube Investments of India, Ltd.	39,174	366,656
TV18 Broadcast, Ltd. (I)	142,677	89,815
TVS Motor Company, Ltd.	65,036	417,744
UCO Bank (I)	120,323	66,701
Uflex, Ltd.	12,529	50,394
UltraTech Cement, Ltd.	4,855	273,630
Unichem Laboratories, Ltd.	9,434	35,049
Union Bank of India, Ltd.	44,936	98,663
Unitech, Ltd. (I)	604,404	54,227
United Breweries, Ltd.	21,367	248,236
United Spirits, Ltd. (I)	13,708	481,545
UPL, Ltd.	226,653	2,429,348
V-Guard Industries, Ltd.	69,580	236,903
VA Tech Wabag, Ltd.	10,058	86,887
Vaibhav Global, Ltd. (I)	1,546	9,602
Vakrangee, Ltd.	64,237	305,082
Vardhman Textiles, Ltd.	9,013	179,642
Vedanta, Ltd., ADR	106,802	1,641,547
Videocon Industries, Ltd. (I)	35,251	54,895

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

	Shares	Value
India (continued)
Vijaya Bank (I)	80,560	$84,708
Vinati Organics, Ltd.	1,762	19,181
VIP Industries, Ltd.	33,137	75,613
Voltas, Ltd.	13,356	74,670
VST Industries, Ltd.	2,691	108,413
WABCO India, Ltd.	1,073	87,639
Welspun Corp, Ltd.	24,625	30,616
Welspun India, Ltd.	196,410	261,495
Whirlpool of India, Ltd. (I)	7,671	118,270
Wipro, Ltd.	136,060	992,476
Wockhardt, Ltd.	6,435	72,631
Yes Bank, Ltd.	50,319	1,093,353
Zee Entertainment Enterprises, Ltd.	68,891	524,609
Zensar Technologies, Ltd.	5,480	75,421
Zuari Agro Chemicals, Ltd. (I)	5,446	28,493
Zydus Wellness, Ltd.	1,037	13,277
Indonesia 2.9%		26,062,959
Ace Hardware Indonesia Tbk PT	3,430,000	198,010
Adaro Energy Tbk PT	5,079,900	643,941
Adhi Karya Persero Tbk PT	502,638	80,150
Agung Podomoro Land Tbk PT (I)	2,485,700	42,103
AKR Corporindo Tbk PT	373,700	177,853
Alam Sutera Realty Tbk PT (I)	2,490,800	69,302
Aneka Tambang Persero Tbk PT (I)	2,170,954	121,084
Arwana Citramulia Tbk PT	2,562,200	82,931
Asahimas Flat Glass Tbk PT	113,500	56,170
Astra Agro Lestari Tbk PT	74,033	82,845
Astra Graphia Tbk PT	606,500	84,252
Astra International Tbk PT	1,454,700	891,889
Bakrie & Brothers Tbk PT (I)	123,895,361	464,515
Bakrie Telecom Tbk PT (I)	34,369,000	128,858
Bank Bukopin Tbk PT	1,865,866	84,501
Bank Central Asia Tbk PT	1,594,800	1,844,440
Bank CIMB Niaga Tbk PT (I)	50,517	3,745
Bank Danamon Indonesia Tbk PT	594,471	220,368
Bank Mandiri Persero Tbk PT	487,046	411,120
Bank Negara Indonesia Persero Tbk PT	692,903	323,910
Bank Pan Indonesia Tbk PT (I)	2,119,000	141,160
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	171,354
Bank Pembangunan Daerah Jawa Timur Tbk PT	309,800	13,212
Bank Permata Tbk PT (I)	47,936	2,512
Bank Rakyat Indonesia Persero Tbk PT	1,242,700	1,111,068
Bank Tabungan Negara Persero Tbk PT	1,150,398	184,230
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	48,260
Barito Pacific Tbk PT (I)	1,068,700	177,737
Bayan Resources Tbk PT (I)	98,000	47,698
Bekasi Fajar Industrial Estate Tbk PT	889,200	20,497

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

	Shares	Value
Indonesia (continued)
Benakat Integra Tbk PT (I)	3,785,000	$32,904
Berau Coal Energy Tbk PT (I)	2,539,400	15,614
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	772,100	98,869
Bumi Resources Tbk PT (I)	8,267,930	196,870
Bumi Serpong Damai Tbk PT	1,210,200	165,557
Bumi Teknokultura Unggul Tbk PT (I)	252,400	20,375
Charoen Pokphand Indonesia Tbk PT	1,111,320	258,253
Ciputra Development Tbk PT	5,950,461	610,294
Citra Marga Nusaphala Persada Tbk PT (I)	2,197,375	241,864
Darma Henwa Tbk PT (I)	5,516,100	29,386
Delta Dunia Makmur Tbk PT (I)	1,554,100	82,045
Dharma Satya Nusantara Tbk PT	603,500	21,810
Eagle High Plantations Tbk PT (I)	4,006,000	110,826
Elnusa Tbk PT	1,217,000	39,015
Energi Mega Persada Tbk PT (I)	17,251,938	64,670
Erajaya Swasembada Tbk PT	245,600	11,315
Eureka Prima Jakarta Tbk PT (I)	402,200	2,893
Fajar Surya Wisesa Tbk PT	146,500	49,743
Gajah Tunggal Tbk PT (I)	664,400	62,952
Garuda Indonesia Persero Tbk PT (I)	1,746,000	44,749
Global Mediacom Tbk PT	2,755,700	111,350
Gudang Garam Tbk PT	84,243	415,265
Hanson International Tbk PT (I)	17,926,000	166,526
Harum Energy Tbk PT (I)	248,600	40,544
Holcim Indonesia Tbk PT	1,126,300	76,790
Indah Kiat Pulp & Paper Corp. Tbk PT	1,179,600	111,301
Indo Tambangraya Megah Tbk PT	159,600	210,160
Indocement Tunggal Prakarsa Tbk PT	104,300	118,221
Indofood CBP Sukses Makmur Tbk PT	293,800	183,022
Indofood Sukses Makmur Tbk PT	1,417,200	860,136
Indosat Tbk PT (I)	784,500	417,572
Inovisi Infracom Tbk PT (I)	671,012	5,887
Intiland Development Tbk PT	2,044,100	70,463
Japfa Comfeed Indonesia Tbk PT	2,015,000	260,400
Jasa Marga Tbk PT	466,852	167,097
Kalbe Farma Tbk PT	2,597,200	297,399
Kawasan Industri Jababeka Tbk PT (I)	6,380,913	147,132
Krakatau Steel Persero Tbk PT (I)	1,223,690	62,753
Kresna Graha Sekurindo Tbk PT (I)	564,200	17,003
Link Net Tbk PT	80,900	29,468
Lippo Cikarang Tbk PT (I)	191,300	67,447
Lippo Karawaci Tbk PT	4,324,725	238,072
Malindo Feedmill Tbk PT (I)	402,600	37,393
Matahari Department Store Tbk PT	674,700	689,007
Matahari Putra Prima Tbk PT	185,400	16,731
Mayora Indah Tbk PT	6,278,000	969,711

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

	Shares	Value
Indonesia (continued)
Medco Energi Internasional Tbk PT (I)	802,100	$150,146
Media Nusantara Citra Tbk PT	1,776,800	220,878
Metrodata Electronics Tbk PT	261,103	12,232
Mitra Adiperkasa Tbk PT (I)	387,600	156,097
MNC Investama Tbk PT (I)	6,614,200	65,510
MNC Sky Vision Tbk PT (I)	451,800	34,302
Modernland Realty Tbk PT (I)	3,192,300	76,021
Multipolar Tbk PT (I)	2,705,400	71,697
Nippon Indosari Corpindo Tbk PT	1,072,400	125,688
Nirvana Development Tbk PT (I)	5,351,300	31,267
Nusantara Infrastructure Tbk PT (I)	6,352,400	61,388
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	49,214
Pakuwon Jati Tbk PT	7,608,800	335,467
Panin Financial Tbk PT (I)	4,360,400	67,783
Panin Sekuritas Tbk PT	22,500	6,737
Paninvest Tbk PT (I)	1,443,000	77,426
Pembangunan Perumahan Persero Tbk PT	492,087	128,297
Perusahaan Gas Negara Persero Tbk PT	1,343,200	284,146
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	839,200	92,683
Ramayana Lestari Sentosa Tbk PT	1,082,600	106,211
Resource Alam Indonesia Tbk PT	193,800	35,304
Salim Ivomas Pratama Tbk PT	905,800	34,193
Samindo Resources Tbk PT	31,500	1,734
Sampoerna Agro Tbk PT	618,600	95,022
Sawit Sumbermas Sarana Tbk PT	357,900	40,898
Selamat Sempurna Tbk PT	4,282,000	316,228
Semen Baturaja Persero Tbk PT	580,400	100,395
Semen Indonesia Persero Tbk PT	935,100	673,445
Sentul City Tbk PT (I)	4,440,400	32,252
Siloam International Hospitals Tbk PT (I)	78,975	78,079
Sinar Mas Multiartha Tbk PT	37,000	23,020
Sri Rejeki Isman Tbk PT	3,450,300	87,897
Sugih Energy Tbk PT (I)	12,804,400	109,456
Summarecon Agung Tbk PT	1,027,800	105,321
Surya Citra Media Tbk PT	1,549,100	341,433
Surya Semesta Internusa Tbk PT	737,900	30,396
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	307,300	256,642
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	686,509
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	1,084,539
Tempo Scan Pacific Tbk PT	242,800	33,339
Tiga Pilar Sejahtera Food Tbk PT (I)	801,600	119,846
Timah Persero Tbk PT	877,180	64,972
Tower Bersama Infrastructure Tbk PT	819,200	306,854
Trias Sentosa Tbk PT	1,000,000	23,097
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	21,861
Tunas Baru Lampung Tbk PT	1,502,600	136,058

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

	Shares	Value
Indonesia (continued)
Tunas Ridean Tbk PT	667,900	$67,367
Unilever Indonesia Tbk PT	203,300	642,464
United Tractors Tbk PT	821,300	1,516,793
Vale Indonesia Tbk PT (I)	530,700	101,287
Visi Media Asia Tbk PT (I)	5,390,300	121,098
Waskita Karya Persero Tbk PT	994,202	184,522
Wijaya Karya Persero Tbk PT	968,876	181,230
XL Axiata Tbk PT (I)	1,695,800	379,649
Malaysia 3.6%		32,249,170
7-Eleven Malaysia Holdings BHD	44,900	14,753
Aeon Company BHD	333,100	169,591
AEON Credit Service M BHD	10,360	36,613
Affin Holdings BHD	319,590	179,220
AirAsia BHD	557,400	338,765
AirAsia X BHD (I)	924,550	85,303
Alliance Financial Group BHD	416,000	356,831
AMMB Holdings BHD	509,950	531,419
Amway Malaysia Holdings BHD	400	730
APM Automotive Holdings BHD	102,500	82,130
Astro Malaysia Holdings BHD	450,300	289,146
Axiata Group BHD	469,996	468,654
Batu Kawan BHD	33,400	147,678
Benalec Holdings BHD	161,700	16,379
Berjaya Assets BHD (I)	372,900	72,639
Berjaya Auto BHD	311,400	144,500
Berjaya Corp. BHD (I)	900,634	75,954
Berjaya Land BHD (I)	846,900	113,378
Berjaya Sports Toto BHD	259,178	170,452
BIMB Holdings BHD	143,300	144,478
Bintulu Port Holdings BHD	300	408
Bonia Corp. BHD	256,400	38,669
Boustead Holdings BHD	534,007	340,182
Boustead Plantations BHD	84,200	32,041
British American Tobacco Malaysia BHD	38,400	419,430
Bumi Armada BHD	489,700	79,908
Bursa Malaysia BHD	158,000	312,428
Cahya Mata Sarawak BHD	228,600	219,139
Can-One BHD	19,500	14,935
Carlsberg Brewery Malaysia BHD	72,900	233,231
CB Industrial Product Holding BHD	164,940	77,695
CIMB Group Holdings BHD	150,187	167,988
Coastal Contracts BHD	187,666	59,961
Cypark Resources BHD	67,700	33,094
Daibochi Plastic & Packaging Industry BHD	21,840	11,420
Datasonic Group BHD	158,100	41,635
Daya Materials BHD (I)	1,450,200	21,219
Dayang Enterprise Holdings BHD (I)	203,600	46,297

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

	Shares	Value
Malaysia (continued)
Dialog Group BHD	310,060	$117,267
DiGi.Com BHD	475,980	540,272
DRB-Hicom BHD	257,500	82,232
Dutch Lady Milk Industries BHD	9,900	121,756
Eastern & Oriental BHD	70,367	29,620
Eco World Development Group BHD (I)	281,000	93,650
Evergreen Fibreboard BHD	202,650	41,058
Felda Global Ventures Holdings BHD	552,800	233,576
Gadang Holdings BHD	110,000	26,771
Gamuda BHD	186,100	205,733
Gas Malaysia BHD	132,500	85,982
Genting BHD	528,500	1,100,715
Genting Malaysia BHD	229,400	271,180
Genting Plantations BHD	21,400	55,296
Globetronics Technology BHD	59,680	57,234
GuocoLand Malaysia BHD	183,100	50,690
Hai-O Enterprise BHD	40,600	40,119
Hap Seng Consolidated BHD	385,539	784,337
Hartalega Holdings BHD	180,800	197,683
Heineken Malaysia BHD	102,300	402,382
Hock Seng LEE BHD	142,592	53,327
Hong Leong Bank BHD	45,134	137,903
Hong Leong Financial Group BHD	49,561	168,003
Hong Leong Industries BHD	72,700	156,386
Hovid BHD	328,500	23,299
Hua Yang BHD	156,021	38,644
Hume Industries BHD	67,932	42,247
I-BHD	62,100	8,383
IHH Healthcare BHD	102,300	138,437
IJM Corp. BHD	1,274,260	961,345
IJM Plantations BHD	126,600	92,399
Inari Amertron BHD	485,324	208,705
Insas BHD	210,474	37,192
IOI Corp. BHD	414,700	436,750
IOI Properties Group BHD	208,057	98,852
JAKS Resources BHD (I)	100,800	24,486
Jaya Tiasa Holdings BHD	146,505	40,591
Karex BHD	75,000	37,495
Keck Seng Malaysia BHD	224,850	255,342
Kenanga Investment Bank BHD (I)	312,317	37,244
Kian JOO CAN Factory BHD	306,700	205,845
Kim Loong Resources BHD	37,800	31,162
Kimlun Corp. BHD	97,161	46,859
KNM Group BHD (I)	816,270	56,903
Kossan Rubber Industries BHD	175,000	247,921
KPJ Healthcare BHD	263,500	243,208
Kretam Holdings BHD	140,100	17,668

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       29

	Shares	Value
Malaysia (continued)
KSL Holdings BHD (I)	270,010	$70,513
Kuala Lumpur Kepong BHD	27,358	148,581
Kumpulan Fima BHD	93,300	37,600
Kumpulan Perangsang Selangor BHD	78,800	20,892
Lafarge Malaysia BHD	125,600	186,761
Land & General BHD	508,900	36,665
Landmarks BHD (I)	232,900	38,531
LBS Bina Group BHD	130,500	55,850
Lingkaran Trans Kota Holdings BHD	80,200	104,959
LPI Capital BHD	31,500	118,713
Magnum BHD	294,600	144,625
Mah Sing Group BHD	440,112	146,649
Malayan Banking BHD	408,932	791,602
Malayan Flour Mills BHD	126,800	42,157
Malaysia Airports Holdings BHD	198,288	289,263
Malaysia Building Society BHD	429,174	109,193
Malaysian Pacific Industries BHD	52,638	114,147
Malaysian Resources Corp. BHD (I)	275,100	87,852
Matrix Concepts Holdings BHD	255,583	143,249
Maxis BHD	255,985	363,501
MBM Resources BHD	151,150	83,450
Media Chinese International, Ltd.	286,200	39,601
Media Prima BHD	418,980	97,049
Mega First Corp. BHD	45,200	29,625
MISC BHD	201,650	336,294
Mitrajaya Holdings BHD	142,500	40,449
MK Land Holdings BHD (I)	446,700	29,144
MKH BHD	126,333	83,632
MMC Corp. BHD	632,100	356,635
MNRB Holdings BHD (I)	82,650	41,355
MPHB Capital BHD (I)	145,400	46,212
Mudajaya Group BHD (I)	232,800	42,212
Muhibbah Engineering Malaysia BHD	185,000	104,212
Mulpha International BHD (I)	740,700	40,026
My EG Services BHD	675,650	247,986
Naim Holdings BHD (I)	93,500	32,412
NTPM Holdings BHD	145,500	28,039
OCK Group BHD	98,000	18,097
Oldtown BHD	159,600	85,380
Oriental Holdings BHD	260,420	386,768
OSK Holdings BHD	553,445	179,494
Padini Holdings BHD	198,900	124,987
Panasonic Manufacturing Malaysia BHD	10,900	79,479
Pantech Group Holdings BHD	69,792	7,382
Paramount Corp. BHD	56,600	21,137
Parkson Holdings BHD (I)	205,145	29,566
PESTECH International BHD	94,700	36,665

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

	Shares	Value
Malaysia (continued)
Petronas Chemicals Group BHD	368,600	$601,831
Petronas Dagangan BHD	32,500	179,103
Petronas Gas BHD	89,600	403,949
Pharmaniaga BHD	12,000	13,054
POS Malaysia BHD	98,200	97,397
Power Root BHD	71,000	34,525
PPB Group BHD	44,100	164,463
Press Metal BHD	537,200	300,021
Protasco BHD	116,975	27,126
Public Bank BHD	408,860	1,837,638
QL Resources BHD	266,200	266,812
RHB Bank BHD	160,762	175,128
Rimbunan Sawit BHD (I)	338,000	39,198
Salcon BHD	275,300	37,539
SapuraKencana Petroleum BHD (I)	1,638,257	700,099
Sarawak Cable BHD	47,900	11,002
Sarawak Oil Palms BHD	117,242	95,558
Scientex BHD	99,600	164,271
Scomi Energy Services BHD (I)	281,900	13,018
Scomi Group BHD (I)	346,400	12,080
SEG International BHD	19,800	4,904
Selangor Dredging BHD	226,100	43,507
Selangor Properties BHD	18,300	19,160
Shangri-La Hotels Malaysia BHD	36,700	43,255
Shell Refining Company Federation of Malaya BHD (I)	67,000	57,612
SHL Consolidated BHD	113,500	73,082
Sime Darby BHD	178,174	359,512
SP Setia BHD	153,630	117,601
Star Media Group BHD	228,300	122,345
Sumatec Resources BHD (I)	422,000	7,146
Sunway BHD	246,228	179,004
Sunway Construction Group BHD	92,562	36,448
Supermax Corp. BHD	231,700	104,938
Suria Capital Holdings BHD	196,400	89,322
Syarikat Takaful Malaysia BHD	226,300	201,115
Ta Ann Holdings BHD	74,808	65,357
TA Enterprise BHD	567,900	69,669
TA Global BHD	678,340	48,094
Talam Transform BHD (I)	92,300	832
Taliworks Corp. BHD	72,600	25,137
Tambun Indah Land BHD	159,800	49,992
Tan Chong Motor Holdings BHD	191,600	71,627
Tasek Corp. BHD	5,400	15,758
TDM BHD	212,595	35,173
Telekom Malaysia BHD	162,056	224,771
Tenaga Nasional BHD	418,300	1,274,690
TH Plantations BHD (I)	185,160	50,838

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

	Shares	Value
Malaysia (continued)
Time dotCom BHD	301,240	$590,303
Tiong NAM Logistics Holdings	105,500	37,987
Top Glove Corp. BHD	242,500	274,742
Tropicana Corp. BHD	322,791	71,966
TSH Resources BHD	395,200	166,492
Tune Protect Group BHD	232,000	69,951
Uchi Technologies BHD	116,230	47,123
UEM Edgenta BHD	230,400	161,313
UEM Sunrise BHD	254,966	65,429
UMW Holdings BHD	113,600	141,679
Unisem M BHD	276,620	168,834
United Malacca BHD	112,550	147,524
United Plantations BHD	24,700	150,531
United U-Li Corp. BHD	54,400	53,878
UOA Development BHD	304,200	171,304
Uzma BHD (I)	121,700	48,534
VS Industry BHD	378,585	133,044
WCT Holdings BHD	227,729	96,927
Wellcall Holdings BHD	187,700	80,341
Westports Holdings Bhd	299,900	270,693
Wing Tai Malaysia BHD	379,950	89,885
WTK Holdings BHD	97,600	21,854
Yinson Holdings BHD	163,100	122,053
YNH Property BHD (I)	186,890	63,167
YTL Corp. BHD	1,940,091	677,225
YTL Power International BHD	195,675	65,627
Zhulian Corp. BHD	71,300	25,030
Malta 0.0%		433,156
Brait SE (I)	77,186	433,156
Mexico 4.2%		38,268,996
Alfa SAB de CV, Class A	1,333,468	1,700,393
Alpek SAB de CV	197,876	209,384
Alsea SAB de CV	193,973	545,671
America Movil SAB de CV, Series L	6,641,335	4,224,486
Arca Continental SAB de CV	56,335	316,142
Axtel SAB de CV (I)(L)	351,022	64,643
Banregio Grupo Financiero SAB de CV	145,034	750,742
Bio Pappel SAB de CV (I)	18,527	22,131
Bolsa Mexicana de Valores SAB de CV (L)	96,616	139,215
Cemex SAB de CV (I)	776,842	655,762
Cemex SAB de CV, ADR (I)	122,222	1,033,998
Coca-Cola Femsa SAB de CV, ADR	6,603	433,355
Consorcio ARA SAB de CV	252,642	76,076
Controladora Vuela Cia de Aviacion SAB de CV, ADR (I)	6,795	82,355
Controladora Vuela Cia de Aviacion SAB de CV, Class A (I)(L)	93,501	113,366
Corporacion Inmobiliaria Vesta SAB de CV	94,998	116,315

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

	Shares	Value
Mexico (continued)
Credito Real SAB de CV (I)(L)	64,680	$79,999
Dine SAB de CV (I)	103,700	52,646
El Puerto de Liverpool SAB de CV, Series C1 (L)	20,777	144,487
Fomento Economico Mexicano SAB de CV	47,711	384,652
Fomento Economico Mexicano SAB de CV, ADR	980	78,929
Genomma Lab Internacional SAB de CV, Class B (I)(L)	265,710	302,456
Gentera SAB de CV	460,069	608,418
Gruma SAB de CV, Class B	76,182	1,000,719
Grupo Aeromexico SAB de CV (I)(L)	200,247	445,215
Grupo Aeroportuario del Centro Norte SAB de CV	103,231	494,485
Grupo Aeroportuario del Pacifico SAB de CV, ADR	19,194	1,659,321
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,858	769,119
Grupo Bimbo SAB de CV, Series A	176,022	415,886
Grupo Carso SAB de CV, Series A1	279,172	1,182,050
Grupo Cementos de Chihuahua SAB de CV	57,000	246,849
Grupo Comercial Chedraui SA de CV (L)	118,433	220,579
Grupo Elektra SAB de CV	11,062	160,329
Grupo Famsa SAB de CV, Class A (I)	42,727	15,439
Grupo Financiero Banorte SAB de CV, Series O	109,649	545,639
Grupo Financiero Inbursa SAB de CV, Series O (L)	188,447	270,222
Grupo Financiero Interacciones SA de CV	38,196	170,149
Grupo Financiero Santander Mexico SAB de CV, Class B	219,072	328,311
Grupo Gigante SAB de CV (I)	168,900	344,668
Grupo Herdez SAB de CV (L)	112,654	209,760
Grupo Industrial Maseca SAB de CV, Series B	2,600	2,912
Grupo Industrial Saltillo SAB de CV	100,600	184,211
Grupo KUO SAB de CV, Series B	206,101	371,344
Grupo Lala SAB de CV (L)	77,941	128,327
Grupo Mexico SAB de CV, Series B	1,227,284	3,718,228
Grupo Pochteca SAB de CV (I)	20,836	8,711
Grupo Sanborns SAB de CV	229,054	241,692
Grupo Simec SAB de CV, Series B (I)	62,407	298,127
Grupo Sports World SAB de CV (I)	27,369	21,114
Grupo Televisa SAB (L)	555,144	2,833,537
Hoteles City Express SAB de CV (I)(L)	84,306	75,530
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	115,901	160,311
Industrias Bachoco SAB de CV, Series B	45,858	182,711
Industrias CH SAB de CV, Series B (I)	90,337	574,265
Industrias Penoles SAB de CV	50,219	1,189,769
Infraestructura Energetica Nova SAB de CV (L)	45,407	194,497
Kimberly-Clark de Mexico SAB de CV, Class A	414,558	783,041
La Comer SAB de CV (I)	323,826	214,847
Maxcom Telecomunicaciones SAB de CV (I)(L)	6,185	2,032
Megacable Holdings SAB de CV	121,409	437,499
Mexichem SAB de CV	432,705	1,022,348
Minera Frisco SAB de CV, Series A1 (I)(L)	314,174	219,858
OHL Mexico SAB de CV	187,043	196,246

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       33

	Shares	Value
Mexico (continued)
Organizacion Cultiba SAB de CV	44,034	$41,006
Organizacion Soriana SAB de CV, Series B (I)	1,269,359	2,634,560
Promotora y Operadora de Infraestructura SAB de CV (I)	28,805	268,846
Qualitas Controladora SAB de CV (L)	111,100	172,748
Rassini SAB de CV	5,950	23,239
Telesites SAB de CV (I)(L)	157,651	90,236
TV Azteca SAB de CV (L)	590,813	93,511
Vitro SAB de CV, Series A	49,650	172,366
Wal-Mart de Mexico SAB de CV (L)	563,675	1,096,966
Peru 0.3%		2,326,750
Cementos Pacasmayo SAA	6,262	57,924
Cia de Minas Buenaventura SAA, ADR	21,714	267,082
Credicorp, Ltd.	11,966	1,969,815
Grana y Montero SAA, ADR	11,010	31,929
Philippines 1.5%		13,954,224
Aboitiz Equity Ventures, Inc.	185,250	270,845
Aboitiz Power Corp.	185,700	158,636
Alliance Global Group, Inc.	592,000	149,590
Alsons Consolidated Resources, Inc.	3,145	1,121
Alsons Consolidated Resources, Inc. (Philippine Stock Exchange)	629,000	17,789
Atlas Consolidated Mining & Development Corp. (I)	664,800	75,359
Ayala Corp.	24,450	383,507
Ayala Land, Inc.	802,700	563,824
Bank of the Philippine Islands	23,665	44,264
BDO Unibank, Inc.	121,962	280,184
Belle Corp.	1,912,000	129,961
Bloomberry Resorts Corp. (I)	852,700	124,840
Cebu Air, Inc.	105,830	193,842
Century Pacific Food, Inc.	46,650	15,144
China Banking Corp.	327,255	260,654
COL Financial Group, Inc.	10,000	3,222
Cosco Capital, Inc.	972,300	172,583
D&L Industries, Inc.	1,036,900	270,006
DMCI Holdings, Inc.	1,214,000	306,078
DoubleDragon Properties Corp. (I)	63,520	68,213
East West Banking Corp.	55,200	21,650
EEI Corp.	180,500	28,583
Emperador, Inc.	628,900	86,062
Empire East Land Holdings, Inc. (I)	2,941,000	41,549
Energy Development Corp.	4,763,400	558,844
Filinvest Land, Inc.	4,536,750	148,931
First Gen Corp.	528,400	221,898
First Philippine Holdings Corp.	146,190	212,710
Globe Telecom, Inc.	6,725	244,718
GT Capital Holdings, Inc.	11,430	274,753
International Container Terminal Services, Inc.	186,990	282,220

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       34

	Shares	Value
Philippines (continued)
JG Summit Holdings, Inc.	578,550	$892,609
Jollibee Foods Corp.	89,610	359,760
Leisure & Resorts World Corp.	221,000	16,979
Lepanto Consolidated Mining Company, Class B (I)	3,304,363	12,824
Lopez Holdings Corp.	1,969,900	309,660
LT Group, Inc.	422,900	125,077
Manila Electric Company	76,360	443,847
Manila Water Company, Inc.	401,900	244,297
Max's Group, Inc.	98,300	52,151
Megawide Construction Corp. (I)	31,770	10,110
Megaworld Corp.	2,362,600	170,906
Metro Pacific Investments Corp.	1,937,700	262,106
Metropolitan Bank & Trust Company	56,174	90,558
Pepsi-Cola Products Philippines, Inc.	1,461,000	99,429
Petron Corp.	1,157,700	200,499
Philippine National Bank	368,490	419,425
Philippine Stock Exchange, Inc.	20,064	96,643
Philweb Corp.	251,040	43,986
Phinma Energy Corp.	644,000	29,878
PLDT, Inc.	28,420	825,224
Premium Leisure Corp.	1,553,000	44,162
Puregold Price Club, Inc.	128,700	117,876
RFM Corp.	101,000	9,935
Rizal Commercial Banking Corp.	294,740	229,814
Robinsons Land Corp.	647,050	304,658
Robinsons Retail Holdings, Inc.	29,290	47,296
San Miguel Corp.	296,644	634,594
Security Bank Corp.	73,657	293,109
Semirara Mining & Power Corp.	74,730	211,655
SM Investments Corp.	6,460	85,196
SM Prime Holdings, Inc.	622,204	363,841
Top Frontier Investment Holdings, Inc. (I)	25,432	133,934
Travellers International Hotel Group, Inc.	192,400	12,374
Union Bank of the Philippines	362,021	569,467
Universal Robina Corp.	109,530	348,790
Vista Land & Lifescapes, Inc.	2,280,800	211,031
Xurpas, Inc.	112,100	18,944
Poland 1.7%		15,169,736
Agora SA	47,765	177,242
Alior Bank SA (I)	6,815	109,614
Amica SA	1,682	78,039
AmRest Holdings SE (I)	316	26,535
Apator SA (L)	6,846	57,256
Asseco Poland SA	35,138	483,656
Bank Handlowy w Warszawie SA	1,805	34,990
Bank Millennium SA (I)	134,791	226,101
Bank Pekao SA	9,119	313,608

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       35

	Shares	Value
Poland (continued)
Bank Zachodni WBK SA	3,241	$279,786
Bioton SA (I)	51,338	93,522
Boryszew SA (I)	80,141	236,137
Budimex SA	4,545	273,043
CCC SA	6,859	380,079
CD Projekt SA (I)	32,056	555,285
Ciech SA	24,004	442,117
ComArch SA (I)	2,277	114,569
Cyfrowy Polsat SA (I)	35,480	202,081
Emperia Holding SA (I)	4,545	79,441
Enea SA (I)(L)	52,002	136,420
Energa SA (L)	62,040	166,481
Eurocash SA	25,156	205,412
Fabryki Mebli Forte SA	17,929	369,959
Famur SA (I)	29,897	37,782
Firma Oponiarska Debica SA	4,011	97,692
Getin Holding SA (I)	301,321	110,436
Getin Noble Bank SA (I)	162,956	80,918
Grupa Azoty SA	12,764	217,644
Grupa Kety SA	9,942	1,004,189
Grupa Lotos SA (I)	37,409	447,189
Impexmetal SA (I)	67,910	66,767
ING Bank Slaski SA	4,150	187,382
Integer.pl SA (I)	797	8,442
Inter Cars SA	1,766	136,936
Jastrzebska Spolka Weglowa SA (I)	5,914	101,315
KGHM Polska Miedz SA	15,803	500,337
Kruk SA	2,406	145,000
LC Corp. SA	212,235	107,465
LPP SA	177	246,327
Lubelski Wegiel Bogdanka SA (I)	4,334	85,031
mBank SA (I)	2,117	206,305
MCI Capital SA (I)	25,380	52,755
Netia SA	283,996	314,239
Neuca SA	1,637	160,711
Orange Polska SA	182,240	211,879
Orbis SA	50,764	985,927
Pelion SA (I)	9,437	134,389
Pfleiderer Grajewo SA	6,153	63,493
PGE Polska Grupa Energetyczna SA	172,275	502,730
PKP Cargo SA (I)	3,954	57,244
Polnord SA (I)	12,615	25,407
Polski Koncern Naftowy ORLEN SA	72,418	1,676,912
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	320,637
Powszechna Kasa Oszczednosci Bank Polski SA (I)	41,465	339,206
Powszechny Zaklad Ubezpieczen SA	84,950	753,140
Quercus TFI SA (I)	1,202	1,916

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       36

	Shares	Value
Poland (continued)
Synthos SA	180,854	$261,600
Tauron Polska Energia SA (I)	285,378	210,459
Trakcja SA	14,083	58,352
Vistula Group SA (I)	44,632	35,669
Warsaw Stock Exchange	10,869	127,115
Wawel SA	80	23,111
Zespol Elektrowni Patnow Adamow Konin SA (I)	5,285	24,315
Romania 0.0%		143,235
New Europe Property Investments PLC	12,722	143,235
Russia 1.1%		10,056,708
Etalon Group, Ltd., GDR	23,901	88,523
Gazprom PJSC, ADR	162,485	725,263
Lenta, Ltd. (I)	12,091	80,361
Lukoil PJSC, ADR	23,904	1,267,490
Magnitogorsk Iron & Steel OJSC, GDR	57,852	473,344
Mail.Ru Group, Ltd., GDR (I)	1,851	40,740
Mechel PJSC, ADR (I)	20,978	102,163
MegaFon PJSC, GDR	24,937	287,924
MMC Norilsk Nickel PJSC, ADR	37,031	589,642
Novatek PJSC, GDR	6,412	831,127
Novolipetsk Steel OJSC, GDR	8,199	157,140
O'Key Group SA, GDR	7,545	16,182
PhosAgro PJSC, GDR	12,267	169,043
PIK Group PJSC, GDR (I)	60,747	300,043
Ros Agro PLC, GDR	3,102	43,414
Rosneft PJSC	139,037	788,836
Rostelecom OJSC, ADR	22,190	179,303
RusHydro PJSC, ADR	250,808	403,460
Sberbank of Russia PJSC, ADR	119,412	1,307,561
Severstal OAO, GDR	24,703	351,865
Tatneft PJSC, ADR	3,978	139,497
TMK PJSC, GDR	24,035	124,902
VimpelCom, Ltd., ADR	116,608	479,259
VTB Bank PJSC, GDR	291,880	653,581
X5 Retail Group NV, GDR (I)	15,048	456,045
Singapore 0.0%		35,626
Technovator International, Ltd.	84,000	35,626
South Africa 7.6%		68,702,085
Adcock Ingram Holdings, Ltd.	39,038	174,949
Adcorp Holdings, Ltd.	54,688	68,865
Advtech, Ltd.	209,335	302,727
AECI, Ltd.	42,913	358,626
African Oxygen, Ltd.	26,369	38,060
African Phoenix Investments, Ltd. (I)	878,658	38,851
African Rainbow Minerals, Ltd.	46,662	360,261

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       37

	Shares	Value
South Africa (continued)
Afrimat, Ltd.	7,811	$18,089
Alexander Forbes Group Holdings, Ltd.	106,479	56,659
Anglo American Platinum, Ltd. (I)	4,566	105,438
AngloGold Ashanti, Ltd.	1,563	17,233
AngloGold Ashanti, Ltd., ADR	173,142	1,908,025
ArcelorMittal South Africa, Ltd. (I)	224,228	216,767
Ascendis Health, Ltd.	9,297	15,177
Aspen Pharmacare Holdings, Ltd.	42,921	926,751
Assore, Ltd.	14,286	295,502
Astral Foods, Ltd.	22,968	258,795
Attacq, Ltd. (I)	130,466	179,777
Aveng, Ltd. (I)	269,593	149,293
AVI, Ltd.	128,979	935,884
Barclays Africa Group, Ltd.	141,237	1,634,501
Barloworld, Ltd.	134,846	1,191,276
Bid Corp., Ltd.	40,879	818,624
Blue Label Telecoms, Ltd.	174,483	247,180
Capitec Bank Holdings, Ltd.	9,819	542,040
Cashbuild, Ltd.	10,455	295,158
Caxton & CTP Publishers & Printers, Ltd.	226,989	229,867
City Lodge Hotels, Ltd.	19,441	229,514
Clicks Group, Ltd.	97,551	954,796
Clover Industries, Ltd.	68,524	99,884
Consolidated Infrastructure Group, Ltd. (I)	32,430	56,718
Coronation Fund Managers, Ltd.	87,748	450,071
DataTec, Ltd.	75,875	315,427
Discovery, Ltd.	75,212	704,675
Distell Group, Ltd.	15,342	167,241
DRDGOLD, Ltd. (L)	236,387	123,942
EOH Holdings, Ltd.	38,259	410,472
Extract Group, Ltd. (I)	292,995	4,475
Exxaro Resources, Ltd.	80,453	661,205
Famous Brands, Ltd.	33,669	396,261
FirstRand, Ltd.	560,410	2,119,642
Gold Fields, Ltd., ADR	401,585	1,240,898
Grand Parade Investments, Ltd.	206,978	54,110
Grindrod, Ltd.	192,486	199,746
Group Five, Ltd.	119,936	210,334
Harmony Gold Mining Company, Ltd., ADR	147,546	368,865
Holdsport, Ltd.	6,121	28,533
Hudaco Industries, Ltd.	18,219	195,180
Hulamin, Ltd. (I)	133,602	68,213
Impala Platinum Holdings, Ltd. (I)	182,641	611,514
Imperial Holdings, Ltd.	75,489	961,393
Investec, Ltd.	53,820	378,023
Invicta Holdings, Ltd.	4,710	23,054
JSE, Ltd.	27,072	335,891

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       38

	Shares	Value
South Africa (continued)
KAP Industrial Holdings, Ltd.	131,957	$94,255
Kumba Iron Ore, Ltd. (I)(L)	21,646	353,515
Lewis Group, Ltd.	36,079	115,509
Liberty Holdings, Ltd.	54,743	462,801
Life Healthcare Group Holdings, Ltd.	347,141	886,066
Massmart Holdings, Ltd.	54,983	628,287
Merafe Resources, Ltd.	893,075	130,091
Metair Investments, Ltd.	71,247	128,704
MMI Holdings, Ltd.	528,839	990,855
Mondi, Ltd.	42,713	979,909
Mpact, Ltd.	89,471	207,331
Mr. Price Group, Ltd.	68,392	885,742
MTN Group, Ltd.	621,979	5,675,023
Murray & Roberts Holdings, Ltd.	152,879	177,907
Nampak, Ltd. (I)	284,682	361,741
Naspers, Ltd., N Shares	10,678	1,707,048
Nedbank Group, Ltd.	41,259	769,323
Netcare, Ltd.	371,202	900,591
Northam Platinum, Ltd. (I)	129,299	535,906
Oceana Group, Ltd.	24,837	207,836
Omnia Holdings, Ltd.	20,428	269,834
Peregrine Holdings, Ltd.	147,600	307,078
Pick n Pay Stores, Ltd.	142,921	756,221
Pinnacle Holdings, Ltd.	103,546	155,575
Pioneer Foods, Ltd.	40,984	511,905
PPC, Ltd. (I)	779,856	392,751
PSG Group, Ltd.	17,824	341,487
Raubex Group, Ltd.	72,228	134,740
RCL Foods, Ltd.	10,269	12,228
Reunert, Ltd.	60,220	322,377
Royal Bafokeng Platinum, Ltd. (I)	10,865	28,905
Sanlam, Ltd.	466,367	2,407,893
Santam, Ltd.	17,141	316,674
Sappi, Ltd.	172,663	1,075,749
Sappi, Ltd., ADR	235,018	1,482,964
Sasol, Ltd.	67,967	1,933,388
Shoprite Holdings, Ltd.	131,273	1,894,384
Sibanye Gold, Ltd., ADR (L)	95,240	772,396
Spur Corp., Ltd.	52,155	131,496
Standard Bank Group, Ltd.	311,337	3,392,988
Stefanutti Stocks Holdings, Ltd. (I)	55,487	18,566
Steinhoff International Holdings NV	372,997	1,986,343
Sun International, Ltd.	42,300	278,298
Super Group, Ltd. (I)	196,035	520,863
Telkom SA SOC, Ltd.	125,916	654,055
The Bidvest Group, Ltd.	103,606	1,224,003
The Foschini Group, Ltd.	84,281	1,042,287

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       39

	Shares	Value
South Africa (continued)
The SPAR Group, Ltd.	71,133	$967,459
Tiger Brands, Ltd.	35,750	1,138,325
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	42,973	414,982
Transaction Capital, Ltd.	54,064	59,408
Trencor, Ltd.	107,179	312,390
Truworths International, Ltd.	169,810	1,127,246
Tsogo Sun Holdings, Ltd.	189,894	399,552
Vodacom Group, Ltd.	65,192	736,254
Wilson Bayly Holmes-Ovcon, Ltd.	17,342	192,038
Woolworths Holdings, Ltd.	381,753	2,036,091
South Korea 15.0%		136,165,064
Able C&C Company, Ltd.	2,610	50,997
Advanced Nano Products Company, Ltd.	1,831	20,312
Aekyung Petrochemical Company, Ltd.	5,510	57,280
AfreecaTV Company, Ltd.	3,889	76,099
Agabang&Company (I)	4,653	29,535
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	19,050
Ahnlab, Inc.	796	45,672
AJ Rent A Car Company, Ltd. (I)	4,213	35,907
AK Holdings, Inc.	2,279	113,603
ALUKO Company, Ltd.	5,748	26,196
Amorepacific Corp.	4,942	1,314,856
AMOREPACIFIC Group	5,931	681,670
Amotech Company, Ltd. (I)	2,147	43,298
Anapass, Inc.	3,616	43,332
Asia Cement Company, Ltd.	572	39,024
ASIA Holdings Company, Ltd.	637	55,259
Asia Paper Manufacturing Company, Ltd.	789	13,472
Asiana Airlines, Inc. (I)	57,330	233,965
AUK Corp. (I)	7,233	13,581
Autech Corp.	4,431	39,151
Avaco Company, Ltd.	3,479	25,347
Baiksan Company, Ltd.	7,325	53,923
BGF retail Company, Ltd.	3,392	305,635
Binggrae Company, Ltd.	1,597	93,840
Bluecom Company, Ltd.	4,144	37,688
BNK Financial Group, Inc.	46,812	359,224
Boryung Pharmaceutical Company, Ltd.	1,940	91,397
Bukwang Pharmaceutical Company, Ltd.	13,693	284,213
Byucksan Corp.	8,041	31,783
Capro Corp. (I)	10,708	78,078
Cell Biotech Company, Ltd.	2,474	81,268
Celltrion Pharm, Inc. (I)	2,600	51,026
Celltrion, Inc. (I)(L)	8,110	727,684
Chabiotech Company, Ltd. (I)	9,038	104,034
Cheil Worldwide, Inc.	8,686	145,489

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       40

	Shares	Value
South Korea (continued)
Chemtronics Company, Ltd. (I)	8,505	$47,771
Chinyang Holdings Corp.	14,267	41,343
Chokwang Paint, Ltd.	1,999	18,886
Chong Kun Dang Pharmaceutical Corp.	901	87,175
Chongkundang Holdings Corp.	390	21,075
Choong Ang Vaccine Laboratory	540	9,867
Chosun Refractories Company, Ltd.	1,126	85,312
CJ CGV Company, Ltd.	4,179	275,940
CJ CheilJedang Corp.	3,044	980,631
CJ Corp.	5,429	827,363
CJ E&M Corp.	4,841	334,148
CJ Freshway Corp.	1,744	49,390
CJ Hellovision Company, Ltd.	4,174	32,467
CJ Korea Express Company, Ltd. (I)	490	74,678
CJ O Shopping Company, Ltd.	1,636	280,400
CKD Bio Corp.	1,764	36,316
Com2uS Corp. (L)	5,400	522,848
Cosmax BTI, Inc.	1,013	31,087
Cosmax, Inc. (L)	3,077	390,716
Cosmochemical Company, Ltd. (I)	3,900	18,290
COSON Company, Ltd. (I)	1,947	21,274
Coway Company, Ltd.	10,698	845,802
Crown Confectionery Company, Ltd.	3,726	109,249
Cuckoo Electronics Company, Ltd. (I)	226	28,187
D.I. Corp.	6,277	24,337
Dae Dong Industrial Company, Ltd.	6,828	41,875
Dae Han Flour Mills Company, Ltd.	390	63,457
Dae Hwa Pharmaceutical Company, Ltd. (L)	3,905	77,872
Dae Won Chemical Company, Ltd. (I)	9,868	21,292
Dae Won Kang Up Company, Ltd.	17,327	71,551
Dae-Il Corp.	6,013	48,274
Daea TI Company, Ltd. (I)	13,163	22,207
Daeduck Electronics Company	10,197	75,073
Daeduck GDS Company, Ltd.	8,177	91,420
Daegu Department Store	3,466	42,793
Daehan New Pharm Company, Ltd.	1,865	31,149
Daekyo Company, Ltd.	4,443	31,994
Daekyung Machinery & Engineering Company, Ltd. (I)	16,376	11,494
Daelim Industrial Company, Ltd.	4,981	367,895
Daeryuk Can Company, Ltd.	5,701	35,208
Daesang Corp. (L)	5,911	129,118
Daesang Holdings Company, Ltd.	8,580	77,716
Daesung Holdings Company, Ltd.	1,757	14,134
Daewon Cable Company, Ltd. (I)(L)	9,500	9,683
Daewon Pharmaceutical Company, Ltd.	5,984	110,055
Daewon San Up Company, Ltd.	1,510	10,969
Daewoo Engineering & Construction Company, Ltd. (I)	33,948	184,103

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       41

	Shares	Value
South Korea (continued)
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	29,440	$116,640
Daewoong Company, Ltd.	1,144	51,698
Daihan Pharmaceutical Company, Ltd.	1,745	44,596
Daishin Securities Company, Ltd.	12,312	124,537
Daou Data Corp.	5,479	52,762
Daou Technology, Inc.	12,913	209,901
Dasan Networks, Inc. (I)	3,196	16,238
Dayou Automotive Seat Technology Company, Ltd.	16,525	22,652
DGB Financial Group, Inc.	30,715	282,365
Digital Power Communications Company, Ltd.	7,000	22,802
Display Tech Company, Ltd.	7,596	26,648
DNF Company, Ltd. (I)	3,282	38,723
Dong Ah Tire & Rubber Company, Ltd.	3,345	77,012
Dong-A Socio Holdings Company, Ltd.	526	59,490
Dong-A ST Company, Ltd.	497	41,585
Dong-Ah Geological Engineering Company, Ltd.	2,970	28,608
Dong-Il Corp.	789	41,734
Dongbang Transport Logistics Company, Ltd.	12,725	24,486
Dongbu HiTek Company, Ltd. (I)	14,263	236,894
Dongbu Insurance Company, Ltd.	19,236	1,038,575
Dongbu Securities Company, Ltd. (I)	24,395	76,140
Dongbu Steel Company, Ltd. (I)	2,567	29,124
Dongil Industries Company, Ltd.	659	47,184
Dongjin Semichem Company, Ltd. (L)	13,536	102,165
Dongkook Industrial Company, Ltd. (I)	5,390	14,274
Dongkook Pharmaceutical Company, Ltd.	531	27,320
Dongkuk Industries Company, Ltd.	3,639	12,965
Dongkuk Steel Mill Company, Ltd.	16,084	178,969
Dongkuk Structures & Construction Company, Ltd. (L)	6,060	29,195
Dongsuh Company, Inc.	2,572	57,939
Dongsung Chemical Company, Ltd.	1,620	25,495
DONGSUNG Corp.	15,210	82,534
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	17,699
Dongwha Enterprise Company, Ltd.	710	19,320
Dongwha Pharmaceutical Company, Ltd.	3,666	28,837
Dongwon Development Company, Ltd.	13,858	53,038
Dongwon F&B Company, Ltd.	369	70,401
Dongwon Industries Company, Ltd.	344	109,915
Dongwon Systems Corp.	1,235	69,568
Dongyang E&P, Inc.	815	9,583
Doosan Corp.	1,772	149,717
Doosan Heavy Industries and Construction Company, Ltd.	6,564	142,272
Doosan Infracore Company, Ltd. (I)	19,644	160,300
DRB Holding Company, Ltd.	9,008	87,985
Duksan Hi-Metal Company, Ltd. (I)	1,504	10,379
DuzonBlzon Company, Ltd. (L)	10,064	204,515
DY Corp.	8,288	52,678

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       42

	Shares	Value
South Korea (continued)
e Tec E&C, Ltd.	625	$76,905
e-LITECOM Company, Ltd.	2,713	22,603
E-MART, Inc.	2,001	367,734
E1 Corp.	1,099	55,286
Eagon Industrial, Ltd.	4,424	42,819
Easy Bio, Inc. (I)	15,216	80,842
Ecopro Company, Ltd. (I)	3,440	37,062
ELK Corp. (I)	11,980	16,706
Enex Company, Ltd.	5,367	13,998
ENF Technology Company, Ltd. (L)	4,942	80,005
Eo Technics Company, Ltd.	1,202	88,475
Eugene Corp.	10,743	48,223
Eugene Investment & Securities Company, Ltd. (I)	26,505	63,104
Eugene Technology Company, Ltd.	2,908	41,494
EVERDIGM Corp.	4,305	39,377
Farmsco	1,995	23,330
Fila Korea, Ltd.	1,066	70,653
Foosung Company, Ltd. (I)(L)	23,819	141,939
Fursys, Inc.	1,610	44,695
Genic Company, Ltd. (I)	2,686	31,857
GIIR, Inc.	666	5,067
Global Display Company, Ltd. (I)	4,255	16,246
GOLFZON Company, Ltd.	966	57,675
GOLFZONYUWONHOLDINGS Company, Ltd.	7,428	43,676
Grand Korea Leisure Company, Ltd.	9,071	171,205
Green Cross Corp.	507	67,893
Green Cross Holdings Corp.	5,802	136,419
GS Engineering & Construction Corp. (I)	9,113	239,842
GS Global Corp. (I)	21,478	57,608
GS Holdings Corp.	27,599	1,352,548
GS Home Shopping, Inc.	777	148,088
GS Retail Company, Ltd.	3,476	161,511
Gwangju Shinsegae Company, Ltd.	248	54,143
Halla Corp. (I)	9,672	36,659
Halla Holdings Corp.	2,308	128,794
Han Kuk Carbon Company, Ltd. (L)	14,912	86,723
Hana Financial Group, Inc.	29,559	920,811
Hana Tour Service, Inc.	1,483	110,175
Hancom, Inc.	4,601	66,916
Handok, Inc.	942	20,388
Handsome Company, Ltd.	2,884	76,967
Hanil Cement Company, Ltd.	1,293	104,908
Hanjin Heavy Industries & Construction Company, Ltd. (I)	22,470	62,795
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	7,525	32,119
Hanjin Kal Corp. (I)	7,654	114,280
Hanjin P&C Company, Ltd. (I)	6,774	15,104
Hanjin Transportation Company, Ltd.	3,281	78,348

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       43

	Shares	Value
South Korea (continued)
Hankook Shell Oil Company, Ltd.	204	$73,486
Hankook Tire Company, Ltd.	30,689	1,621,011
Hankuk Glass Industries, Inc.	535	13,127
Hankuk Paper Manufacturing Company, Ltd.	2,439	71,059
Hanmi Pharm Company, Ltd. (I)(L)	1,357	385,110
Hanmi Science Company, Ltd. (I)	1,236	71,647
Hanmi Semiconductor Company, Ltd.	2,813	39,280
Hanon Systems	39,924	323,056
Hansae Company, Ltd.	7,216	166,470
Hansae Yes24 Holdings Company, Ltd.	7,184	63,500
Hanshin Construction Company, Ltd.	2,741	38,569
Hansol Chemical Company, Ltd.	3,526	238,883
Hansol Holdings Company, Ltd. (I)	11,532	66,902
Hansol HomeDeco Company, Ltd. (I)	31,708	45,956
Hansol Paper Company, Ltd.	6,940	126,645
Hansol Technics Company, Ltd. (I)	3,158	47,834
Hanssem Company, Ltd.	2,661	522,012
Hanwha Chemical Corp.	18,196	407,394
Hanwha Corp.	16,590	533,238
Hanwha General Insurance Company, Ltd.	27,276	162,791
Hanwha Investment & Securities Company, Ltd. (I)	33,422	68,090
Hanwha Life Insurance Company, Ltd.	44,760	257,589
Hanwha Techwin Company, Ltd. (I)	6,717	260,813
Hanyang Securities Company, Ltd.	3,589	23,201
Harim Company, Ltd.	8,646	38,839
Harim Holdings Company, Ltd.	17,498	64,543
Heung-A Shipping Company, Ltd. (L)	52,594	88,276
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	11,034
Hite Jinro Company, Ltd.	6,340	118,355
Hitejinro Holdings Company, Ltd.	5,212	53,895
HMC Investment Securities Company, Ltd.	6,164	54,360
Hotel Shilla Company, Ltd. (L)	4,381	197,820
HS Industries Company, Ltd. (I)	15,076	142,568
HS R&A Company, Ltd.	1,815	54,668
Huchems Fine Chemical Corp.	2,706	54,898
Humax Company, Ltd.	7,904	84,213
Huons Company, Ltd. (I)	2,492	110,354
Huons Global Company, Ltd.	2,258	57,875
Huvis Corp.	8,086	56,114
Huvitz Company, Ltd.	2,214	27,200
Hwa Shin Company, Ltd.	6,498	40,339
Hwacheon Machine Tool Company, Ltd.	730	33,361
HwaSung Industrial Company, Ltd.	2,511	29,957
Hy-Lok Corp.	3,815	68,062
Hyosung Corp.	7,904	917,678
HyosungITX Company, Ltd.	1,716	17,137
Hyundai BNG Steel Company, Ltd.	2,838	33,849

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       44

	Shares	Value
South Korea (continued)
Hyundai C&F, Inc.	1,358	$18,720
Hyundai Corp.	2,899	53,577
Hyundai Department Store Company, Ltd.	4,668	410,320
Hyundai Development Company	11,803	456,616
Hyundai Elevator Company, Ltd. (I)	2,374	118,986
Hyundai Engineering & Construction Company, Ltd.	11,960	504,798
Hyundai Engineering Plastics Company, Ltd.	9,361	70,043
Hyundai Glovis Company, Ltd.	4,258	577,551
Hyundai Greenfood Company, Ltd.	5,627	84,033
Hyundai Heavy Industries Company, Ltd. (I)	4,294	623,352
Hyundai Home Shopping Network Corp.	1,012	102,412
Hyundai Hy Communications & Networks Company, Ltd.	18,609	62,201
Hyundai Livart Company, Ltd.	2,525	64,269
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	770,385
Hyundai Merchant Marine Company, Ltd. (I)	2,198	16,525
Hyundai Mipo Dockyard Company, Ltd. (I)	995	64,133
Hyundai Mobis Company, Ltd.	8,592	1,936,632
Hyundai Motor Company	19,984	2,638,591
Hyundai Pharmaceutical Company, Ltd.	5,541	21,846
Hyundai Rotem Company, Ltd. (I)	2,660	48,456
Hyundai Steel Company	17,208	949,548
Hyundai Wia Corp.	4,859	287,262
i-SENS, Inc.	2,721	69,369
iA, Inc. (I)	4,715	15,606
Il Dong Pharmaceutical Company, Ltd.	1,961	32,657
IlDong Holdings Company, Ltd.	722	12,980
Iljin Display Company, Ltd. (I)	3,635	19,834
Iljin Electric Company, Ltd.	7,159	29,003
Ilshin Spinning Company, Ltd.	565	58,188
Ilsung Pharmaceutical Company, Ltd.	495	56,014
IM Company, Ltd. (I)	1,313	4,742
iMarketKorea, Inc.	8,736	91,556
InBody Company, Ltd.	4,079	85,466
Industrial Bank of Korea	25,714	280,700
Innox Corp. (I)	2,568	58,994
Intelligent Digital Integrated Securities Company, Ltd.	2,466	20,761
Interojo Company, Ltd.	2,789	91,525
Interpark Holdings Corp.	19,796	83,668
INTOPS Company, Ltd.	8,844	87,204
Inzi Controls Company, Ltd.	9,850	44,415
IS Dongseo Company, Ltd.	7,865	296,737
ISC Company, Ltd.	2,424	35,484
IsuPetasys Company, Ltd.	6,220	25,862
J.ESTINA Company, Ltd.	2,296	17,132
Jahwa Electronics Company, Ltd.	4,584	70,947
JB Financial Group Company, Ltd.	37,685	189,238
Jcontentree Corp. (I)	11,532	39,303

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       45

	Shares	Value
South Korea (continued)
Jeil Savings Bank (I)	1,850	$0
Jinro Distillers Company, Ltd.	1,165	32,063
JLS Company, Ltd.	3,270	22,670
Jusung Engineering Company, Ltd. (I)	9,683	91,562
JVM Company, Ltd.	992	42,463
JW Pharmaceutical Corp.	1,599	65,779
JYP Entertainment Corp. (I)	3,681	16,706
Kakao Corp.	1,501	113,268
Kangnam Jevisco Company, Ltd.	1,435	46,196
Kangwon Land, Inc.	10,549	329,493
KB Capital Company, Ltd.	5,607	132,875
KB Financial Group, Inc., ADR	32,752	1,340,212
KB Insurance Company, Ltd.	22,590	526,286
KC Cottrell Company, Ltd.	1,034	5,547
KC Green Holdings Company, Ltd.	2,730	18,079
KC Tech Company, Ltd.	9,814	114,906
KCC Corp.	238	72,844
KEPCO Engineering & Construction Company, Inc. (I)(L)	2,025	47,926
KEPCO Plant Service & Engineering Company, Ltd. (I)	3,334	179,319
Keyang Electric Machinery Company, Ltd.	5,613	26,784
Keyeast Company, Ltd. (I)	40,686	86,293
KG Chemical Corp.	4,776	59,526
KG Eco Technology Service Company, Ltd.	8,470	25,879
Kginicis Company, Ltd.	3,337	33,282
KGMobilians Company, Ltd. (L)	5,237	32,549
KH Vatec Company, Ltd.	4,141	49,781
Kia Motors Corp.	34,361	1,161,495
KISCO Corp.	1,942	64,627
KISCO Holdings Company, Ltd.	1,061	57,102
Kishin Corp.	3,196	13,341
KISWIRE, Ltd.	2,270	82,302
KIWOOM Securities Company, Ltd.	2,972	202,401
KleanNara Company, Ltd. (I)	9,099	46,500
KMH Company, Ltd. (I)	5,127	36,733
Koentec Company, Ltd.	13,410	35,565
Koh Young Technology, Inc.	1,642	73,343
Kolao Holdings	5,208	35,211
Kolon Corp.	1,591	79,184
Kolon Global Corp.	2,729	35,890
Kolon Industries, Inc.	4,429	278,779
Komipharm International Company, Ltd. (I)	2,386	68,430
KONA I Company, Ltd. (I)	4,712	44,127
Kook Soon Dang Brewery Company, Ltd.	6,299	41,750
Korea Aerospace Industries, Ltd. (L)	14,230	733,151
Korea Alcohol Industrial Company, Ltd.	1,761	12,517
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	21,399
Korea Circuit Company, Ltd.	2,396	28,390

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       46

	Shares	Value
South Korea (continued)
Korea District Heating Corp.	985	$57,923
Korea Electric Power Corp.	23,234	893,971
Korea Electric Power Corp., ADR	24,906	472,716
Korea Electric Terminal Company, Ltd.	1,516	95,120
Korea Electronic Power Industrial Development Company, Ltd.	9,265	38,063
Korea Flange Company, Ltd.	2,865	34,453
Korea Gas Corp. (I)	4,493	194,206
Korea Info & Comm (I)	4,786	44,616
Korea Investment Holdings Company, Ltd.	5,996	250,963
Korea Kolmar Company, Ltd. (L)	4,799	325,337
Korea Kolmar Holdings Company, Ltd.	988	24,461
Korea Line Corp. (I)	5,231	109,473
Korea Petrochemical Industrial Company, Ltd.	1,376	323,526
Korea United Pharm, Inc.	1,983	31,415
Korea Zinc Company, Ltd.	989	363,710
Korean Air Lines Company, Ltd. (I)	16,994	433,868
Korean Reinsurance Company, Ltd.	17,900	177,282
KPX Chemical Company, Ltd.	1,060	61,129
KSS LINE, Ltd.	2,430	19,229
KT Corp.	5,722	154,040
KT Hitel Company, Ltd. (I)	5,175	33,605
KT Skylife Company, Ltd.	13,022	192,762
KT&G Corp.	14,475	1,310,521
KTB Investment & Securities Company, Ltd. (I)	10,608	28,396
KTCS Corp.	7,253	16,609
Kukdo Chemical Company, Ltd.	1,295	58,715
Kukdong Oil & Chemicals Company, Ltd.	2,025	6,167
Kumho Electric Company, Ltd. (I)	2,600	23,901
Kumho Petrochemical Company, Ltd.	4,356	295,264
Kumho Tire Company, Inc. (I)	24,376	174,951
Kumkang Kind Company, Ltd.	1,697	61,771
Kwang Dong Pharmaceutical Company, Ltd.	7,768	62,131
Kwangju Bank	7,213	66,362
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	31,594
Kyobo Securities Company	8,618	67,342
Kyung Dong Navien Company, Ltd.	1,152	41,638
Kyung-In Synthetic Corp.	3,029	12,347
Kyungbang, Ltd.	4,710	59,129
Kyungchang Industrial Company, Ltd.	5,740	25,756
KyungDong City Gas Company, Ltd.	697	45,809
Kyungdong Pharm Company, Ltd.	2,618	43,062
LB Semicon, Inc. (I)	18,566	51,368
Leaders Cosmetics Company, Ltd. (I)	4,379	66,287
LEENO Industrial, Inc.	2,501	91,953
LF Corp.	4,301	80,196
LG Chem, Ltd.	5,847	1,461,947
LG Corp.	7,167	397,648

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       47

	Shares	Value
South Korea (continued)
LG Display Company, Ltd., ADR (L)	199,662	$2,421,900
LG Electronics, Inc. (L)	45,419	2,398,486
LG Hausys, Ltd.	3,241	300,632
LG Household & Health Care, Ltd.	1,453	1,127,605
LG Innotek Company, Ltd.	3,519	373,224
LG International Corp.	4,886	140,809
LG Uplus Corp.	114,972	1,300,325
LIG Nex1 Company, Ltd.	309	20,300
Loen Entertainment, Inc.	829	58,586
Lotte Chemical Corp.	3,245	1,045,516
Lotte Chilsung Beverage Company, Ltd.	73	97,373
Lotte Confectionery Company, Ltd.	1,017	175,502
LOTTE Fine Chemical Company, Ltd.	4,787	142,666
Lotte Food Company, Ltd.	231	129,975
LOTTE Himart Company, Ltd.	2,817	120,288
Lotte Non-Life Insurance Company, Ltd. (I)	31,416	67,911
Lotte Shopping Company, Ltd.	1,115	227,787
LS Corp.	4,499	269,433
LS Industrial Systems Company, Ltd.	3,462	132,310
Lumens Company, Ltd. (I)	15,097	49,588
Macquarie Korea Infrastructure Fund	61,187	445,935
Maeil Dairy Industry Company, Ltd.	1,865	67,407
Mando Corp. (L)	2,936	689,146
MDS Technology Company, Ltd.	2,412	43,618
Medy-Tox, Inc. (L)	1,394	507,300
MegaStudy Company, Ltd.	1,410	42,267
MegaStudyEdu Company, Ltd.	1,467	62,224
Melfas, Inc. (I)	2,590	17,179
Meritz Financial Group, Inc.	13,143	136,507
Meritz Fire & Marine Insurance Company, Ltd.	25,524	347,541
Meritz Securities Company, Ltd.	71,105	229,484
Mi Chang Oil Industrial Company, Ltd.	362	28,944
Mirae Asset Daewoo Company, Ltd.	39,748	313,401
Mirae Asset Life Insurance Company, Ltd.	11,472	62,506
Miwon Specialty Chemical Company, Ltd.	136	61,842
MK Electron Company, Ltd.	6,599	57,145
MNTech Company, Ltd. (I)	6,966	35,396
Modetour Network, Inc.	2,073	64,154
Moorim P&P Company, Ltd.	1,103	3,896
Moorim Paper Company, Ltd. (I)	19,436	47,070
Muhak Company, Ltd.	4,790	99,112
Multicampus Company, Ltd.	751	24,897
Namhae Chemical Corp.	6,140	49,277
Namyang Dairy Products Company, Ltd.	137	93,081
NAVER Corp.	4,178	2,864,461
NCSoft Corp.	1,472	356,388
Neowiz Games Corp. (I)	2,829	29,762

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       48

	Shares	Value
South Korea (continued)
NEOWIZ HOLDINGS Corp. (I)	2,160	$31,098
NEPES Corp. (I)	8,685	75,560
Nexen Corp.	11,578	81,880
Nexen Tire Corp.	13,942	173,692
Nexon GT Company, Ltd. (I)(L)	5,164	41,278
NH Investment & Securities Company, Ltd.	27,747	284,324
NHN Entertainment Corp. (I)	1,726	89,263
NHN KCP Corp. (I)(L)	5,866	68,149
NICE Holdings Company, Ltd.	9,258	146,898
Nice Information & Telecommunication, Inc.	665	16,163
NICE Information Service Company, Ltd.	17,586	109,050
Nong Shim Holdings Company, Ltd.	742	70,495
Nong Woo Bio Company, Ltd. (I)	1,192	16,962
NongShim Company, Ltd.	389	108,370
Noroo Holdings Company, Ltd.	556	7,501
NOROO Paint & Coatings Company, Ltd.	4,906	37,601
NS Shopping Company, Ltd.	175	25,542
OCI Company, Ltd.	2,835	223,030
ONDA Entertainment Company, Ltd. (I)(L)	5,824	13,804
OPTRON-TEC, Inc. (I)	4,724	26,179
Orion Corp.	1,108	698,577
Osstem Implant Company, Ltd. (I)(L)	6,019	306,388
Ottogi Corp.	174	114,974
Pan Ocean Company, Ltd. (I)	34,901	159,495
Pang Rim Company, Ltd.	538	10,757
PaperCorea, Inc. (I)	30,085	14,744
Paradise Company, Ltd.	8,057	110,406
Partron Company, Ltd.	17,421	170,898
Paru Company, Ltd. (I)(L)	13,242	40,136
Poonglim Industrial Company, Ltd. (I)	276	89
Poongsan Corp.	5,627	203,589
Poongsan Holdings Corp.	1,748	75,060
POSCO	4,508	1,127,267
POSCO Chemtech Company, Ltd.	7,992	92,490
POSCO Coated & Color Steel Company, Ltd.	1,383	35,101
Posco Daewoo Corp.	11,403	247,308
Posco ICT Company, Ltd.	13,272	72,536
Posco M-Tech Company, Ltd.	11,680	28,716
Power Logics Company, Ltd. (I)	7,680	31,399
PSK, Inc.	4,537	51,143
Pulmuone Company, Ltd.	428	51,432
Pyeong Hwa Automotive Company, Ltd.	7,442	97,383
Reyon Pharmaceutical Company, Ltd.	724	18,946
RFsemi Technologies, Inc.	2,994	21,741
RFTech Company, Ltd. (I)	10,902	54,200
S&T Corp. (I)	1,630	28,324
S&T Dynamics Company, Ltd. (I)	7,440	62,989

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       49

	Shares	Value
South Korea (continued)
S&T Holdings Company, Ltd.	6,553	$99,669
S&T Motiv Company, Ltd.	3,025	128,360
S-1 Corp.	4,177	335,969
S-Oil Corp.	9,125	696,568
Saeron Automotive Corp.	3,458	24,254
Sajo Industries Company, Ltd. (I)	875	55,866
SAJOHAEPYO Corp. (I)	1,028	11,413
Sam Chun Dang Pharm Company, Ltd.	2,929	36,512
Sam Young Electronics Company, Ltd.	4,426	51,257
Sam Yung Trading Company, Ltd.	2,426	40,636
Samchully Company, Ltd.	807	69,333
Samho International Company, Ltd. (I)	3,762	54,697
Samick Musical Instruments Company, Ltd.	15,645	31,750
Samick THK Company, Ltd.	4,695	48,182
Samjin LND Company, Ltd. (I)	6,451	16,316
Samjin Pharmaceutical Company, Ltd.	3,760	111,215
Samkwang Glass	553	33,147
Sammok S-Form Company, Ltd.	2,430	32,399
Samsung C&T Corp.	4,636	503,563
Samsung Card Company, Ltd.	3,081	115,240
Samsung Electro-Mechanics Company, Ltd.	13,199	682,161
Samsung Electronics Company, Ltd.	17,670	30,028,993
Samsung Engineering Company, Ltd. (I)	15,397	168,721
Samsung Fire & Marine Insurance Company, Ltd.	4,164	938,378
Samsung Heavy Industries Company, Ltd. (I)	32,238	318,632
Samsung Life Insurance Company, Ltd.	4,134	391,089
Samsung SDI Company, Ltd.	631	71,877
Samsung SDS Company, Ltd.	2,854	328,012
Samsung Securities Company, Ltd.	11,211	328,146
SAMT Company, Ltd. (I)	30,381	48,768
Samwha Capacitor Company, Ltd. (L)	4,733	40,371
Samyang Corp. (L)	971	83,891
Samyang Foods Company, Ltd.	552	27,807
Samyang Holdings Corp.	1,173	116,571
Samyang Tongsang Company, Ltd.	690	30,980
Sangbo Corp. (I)	1,493	4,050
Satrec Initiative Company, Ltd.	678	21,658
SAVEZONE I&C Corp.	7,060	32,610
SBS Contents Hub Company, Ltd.	2,084	14,818
SBS Media Holdings Company, Ltd.	19,895	47,130
SeAH Besteel Corp.	5,401	124,312
SeAH Holdings Corp.	939	110,368
SeAH Steel Corp.	926	91,631
Sebang Company, Ltd.	3,774	52,207
Sebang Global Battery Company, Ltd.	3,190	102,057
Seegene, Inc. (I)	3,168	96,254
Sejong Industrial Company, Ltd.	5,350	48,022

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       50

	Shares	Value
South Korea (continued)
Sekonix Company, Ltd.	1,787	$25,134
Sempio Company	363	11,866
Sempio Foods Company	767	23,021
Seobu T&D	1,968	29,928
Seohan Company, Ltd.	34,966	66,161
Seohee Construction Company, Ltd. (I)	51,273	60,354
Seoul Semiconductor Company, Ltd. (L)	20,246	300,692
SEOWONINTECH Company, Ltd.	2,979	28,312
Seoyon Company, Ltd.	4,762	44,637
Sewon Cellontech Company, Ltd. (I)	10,000	22,235
SEWOONMEDICAL Company, Ltd.	6,792	23,571
SFA Engineering Corp.	1,644	94,302
SFA Semicon Company, Ltd. (I)	33,987	74,082
SH Energy Chemical Company, Ltd.	43,125	58,538
Shin Poong Pharmaceutical Company, Ltd. (I)	5,185	26,216
Shinhan Financial Group Company, Ltd., ADR	50,941	2,088,072
Shinsegae Engineering & Construction Company, Ltd.	1,642	55,099
Shinsegae Information & Communication Company, Ltd.	511	33,031
Shinsegae International Company, Ltd.	464	26,811
Shinsegae, Inc. (L)	1,496	263,876
Shinsung Solar Energy Company, Ltd. (I)	25,837	43,506
Shinwha Intertek Corp.	9,160	31,518
Shinyoung Securities Company, Ltd.	1,815	84,441
SHOWBOX Corp.	13,526	64,476
Signetics Corp. (I)	16,256	20,990
Silicon Works Company, Ltd.	3,233	88,085
Silla Company, Ltd.	2,346	32,873
SIMMTECH HOLDINGS Company, Ltd. (I)	10,821	33,653
SIMPAC, Inc.	11,000	45,422
Sindoh Company, Ltd.	989	46,149
SJM Company, Ltd.	6,871	37,067
SK Bioland Company, Ltd.	2,676	40,650
SK Chemicals Company, Ltd.	4,073	232,899
SK Gas, Ltd.	1,879	175,236
SK Holdings Company, Ltd.	9,591	1,848,159
SK Hynix, Inc.	112,491	4,635,182
SK Innovation Company, Ltd.	8,444	1,151,781
SK Materials Company, Ltd. (L)	1,827	275,245
SK Networks Company, Ltd.	23,520	154,007
SK Securities Company, Ltd. (I)	51,347	54,638
SK Telecom Company, Ltd.	2,824	577,314
SKC Company, Ltd.	4,866	135,245
SKCKOLONPI, Inc.	2,522	31,320
SL Corp.	3,870	84,835
SM Entertainment Company (I)	4,490	96,163
Solborn, Inc. (I)	4,144	17,696
Solid, Inc. (I)	4,376	9,022

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       51

	Shares	Value
South Korea (continued)
Songwon Industrial Company, Ltd.	4,337	$65,151
Soulbrain Company, Ltd.	5,493	233,244
SPC Samlip Company, Ltd.	525	99,882
Ssangyong Cement Industrial Company, Ltd.	5,952	75,238
Ssangyong Information & Communication Corp. (I)	1,665	3,189
Ssangyong Motor Company (I)	5,953	41,962
Suheung Company, Ltd.	1,620	51,400
Sunchang Corp.	4,139	38,811
Sung Kwang Bend Company, Ltd.	8,626	75,979
Sungchang Enterprise Holdings, Ltd.	9,750	26,801
Sungshin Cement Company, Ltd. (I)	7,489	48,096
Sungwoo Hitech Company, Ltd.	15,843	107,951
Sunjin Company, Ltd.	1,504	46,652
Suprema HQ, Inc. (I)	2,842	20,030
Suprema, Inc. (I)	2,632	46,295
Synopex, Inc. (I)	11,276	17,234
Taekwang Industrial Company, Ltd.	128	108,846
Taeyoung Engineering & Construction Company, Ltd. (I)	17,940	88,412
Taihan Textile Company, Ltd. (I)	198	15,967
Tailim Packaging Company, Ltd.	13,578	38,007
TBH Global Company, Ltd. (I)	3,956	30,927
TechWing, Inc.	6,113	67,023
TES Company, Ltd.	3,693	71,135
Texcell-NetCom Company, Ltd. (I)(L)	7,095	51,095
The LEADCORP, Inc.	5,571	34,326
TK Chemical Corp. (I)	15,696	25,965
TK Corp.	4,645	38,500
Tokai Carbon Korea Company, Ltd.	1,062	30,775
Tongyang Life Insurance Company, Ltd.	18,789	175,424
Tongyang, Inc.	35,098	85,621
Top Engineering Company, Ltd.	3,817	23,128
Toptec Company, Ltd.	3,124	62,020
Tovis Company, Ltd.	7,136	52,443
TS Corp.	1,276	27,811
Ubiquoss, Inc.	3,897	39,426
Uju Electronics Company, Ltd.	3,311	52,385
Unid Company, Ltd. (L)	4,975	194,371
Union Semiconductor Equipment & Materials Company, Ltd.	4,612	22,022
Value Added Technologies Company, Ltd. (I)	3,861	95,221
Vieworks Company, Ltd.	3,435	191,007
Visang Education, Inc.	3,857	53,178
Vitzrocell Company, Ltd.	2,117	25,092
Webzen, Inc. (I)(L)	7,972	145,163
WeMade Entertainment Compnay, Ltd.	1,952	49,629
Whanin Pharmaceutical Company, Ltd.	2,919	38,074
Wins Company, Ltd.	2,144	24,232
Wiscom Company, Ltd.	3,680	13,218

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       52

	Shares	Value
South Korea (continued)
WiSoL Company, Ltd.	10,926	$146,702
Wonik Holdings Company, Ltd. (I)	11,941	58,960
WONIK IPS Company, Ltd. (I)(L)	6,362	125,933
Wonik Materials Company, Ltd. (I)	910	47,571
Woongjin Company, Ltd. (I)	19,734	43,885
Woongjin Energy Company, Ltd. (I)	5,511	24,341
Woongjin Thinkbig Company, Ltd. (I)	10,000	78,802
Woori Bank	58,104	682,957
Woori Bank, ADR	3,163	112,065
WooSung Feed Company, Ltd.	5,600	18,144
Y G-1 Company, Ltd.	4,203	39,947
YES24 Company, Ltd.	2,091	10,634
YESCO Company, Ltd.	1,480	48,736
YG Entertainment, Inc.	2,781	66,249
Yoosung Enterprise Company, Ltd.	11,090	43,106
Youlchon Chemical Company, Ltd.	5,165	63,047
Young Poong Corp.	99	86,556
Young Poong Precision Corp.	5,018	38,880
Youngone Corp.	5,325	151,188
Youngone Holdings Company, Ltd.	3,996	200,004
Yuanta Securities Korea Company, Ltd. (I)	29,073	85,218
Yuhan Corp.	772	152,750
YuHwa Securities Company, Ltd.	3,240	42,378
Taiwan 17.8%		160,725,204
A-DATA Technology Company, Ltd.	36,242	63,051
Ability Enterprise Company, Ltd.	91,782	54,942
AcBel Polytech, Inc.	101,000	80,319
Accton Technology Corp.	154,796	285,180
Acer, Inc. (I)	427,510	205,298
Achem Technology Corp.	119,447	44,116
Actron Technology Corp.	26,300	93,336
Adlink Technology, Inc.	33,920	79,151
Advanced Ceramic X Corp.	10,000	104,072
Advanced International Multitech Company, Ltd.	58,000	49,094
Advanced Semiconductor Engineering, Inc.	755,532	942,633
Advanced Semiconductor Engineering, Inc., ADR	161,224	996,364
Advanced Wireless Semiconductor Company	77,000	154,546
Advancetek Enterprise Company, Ltd.	122,580	73,913
Advantech Company, Ltd.	49,869	424,894
AGV Products Corp. (I)	315,286	78,560
Airtac International Group	26,550	245,144
Alcor Micro Corp.	12,000	7,385
ALI Corp. (I)	81,000	44,407
Alltek Technology Corp.	37,352	32,370
AMPOC Far-East Company, Ltd.	33,000	31,637
AmTRAN Technology Company, Ltd.	76,775	57,793
Anpec Electronics Corp.	46,380	54,440

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       53

	Shares	Value
Taiwan (continued)
Apacer Technology, Inc.	35,635	$42,338
APCB, Inc. (I)	84,000	82,138
Apex Biotechnology Corp.	27,060	35,750
Apex International Company, Ltd.	53,284	59,032
Apex Science & Engineering	200,124	54,624
Arcadyan Technology Corp.	57,379	118,275
Ardentec Corp.	452,363	387,921
Asia Cement Corp.	211,608	209,272
Asia Optical Company, Inc. (I)	87,710	147,287
Asia Polymer Corp.	316,842	193,940
Asia Vital Components Company, Ltd.	147,667	126,470
ASPEED Technology, Inc.	4,000	63,743
Asustek Computer, Inc.	59,528	537,114
Aten International Company, Ltd.	50,000	133,828
AU Optronics Corp., ADR	217,592	846,433
Audix Corp.	44,560	56,829
Aurora Corp.	35,000	63,293
Avermedia Technologies, Inc. (I)	89,000	31,984
Avision, Inc. (I)	54,916	13,449
AVY Precision Technology, Inc.	7,630	12,331
Awea Mechantronic Company, Ltd.	6,615	6,756
Bank of Kaohsiung Company, Ltd.	335,757	106,845
Basso Industry Corp.	33,700	97,081
BenQ Materials Corp.	89,000	42,746
BES Engineering Corp.	266,200	59,393
Biostar Microtech International Corp. (I)	157,000	47,276
Boardtek Electronics Corp.	84,000	88,060
Capital Securities Corp.	447,371	147,031
Career Technology MFG. Company, Ltd.	122,000	79,413
Casetek Holdings, Ltd.	65,000	219,755
Catcher Technology Company, Ltd.	212,000	1,768,935
Cathay Chemical Works	85,000	42,426
Cathay Financial Holding Company, Ltd.	585,619	919,216
Cathay Real Estate Development Company, Ltd. (I)	233,000	158,781
Central Reinsurance Company, Ltd.	85,825	42,299
Chailease Holding Company, Ltd.	373,960	802,003
ChainQui Construction Development Company, Ltd.	32,000	18,332
Champion Building Materials Company, Ltd. (I)	163,852	42,328
Champion Microelectronic Corp.	27,076	32,998
Chang Hwa Commercial Bank, Ltd.	1,383,552	826,373
Chang Wah Electromaterials, Inc.	18,909	87,712
Channel Well Technology Company, Ltd.	101,000	101,450
Charoen Pokphand Enterprise	212,465	334,029
Chaun-Choung Technology Corp.	20,000	94,099
CHC Resources Corp.	45,000	80,357
Chen Full International Company, Ltd.	49,000	79,561
Chenbro Micom Company, Ltd.	37,000	68,020

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       54

	Shares	Value
Taiwan (continued)
Cheng Loong Corp.	288,480	$137,481
Cheng Shin Rubber Industry Company, Ltd.	477,031	1,013,935
Cheng Uei Precision Industry Company, Ltd.	99,335	124,263
Chia Chang Company, Ltd.	26,000	23,329
Chia Hsin Cement Corp.	233,089	88,576
Chicony Electronics Company, Ltd.	424,144	998,854
Chien Kuo Construction Company, Ltd.	193,872	56,821
Chilisin Electronics Corp.	45,960	121,148
Chime Ball Technology Company, Ltd.	23,099	35,461
Chimei Materials Technology Corp.	141,050	61,742
Chin-Poon Industrial Company, Ltd.	155,642	311,131
China Airlines, Ltd.	1,210,820	398,070
China Bills Finance Corp.	130,000	58,376
China Chemical & Pharmaceutical Company, Ltd.	117,000	76,165
China Development Financial Holding Corp.	1,117,531	294,389
China Electric Manufacturing Corp. (I)	169,000	46,859
China General Plastics Corp.	194,110	166,318
China Life Insurance Company, Ltd.	1,686,076	1,653,873
China Man-Made Fiber Corp.	425,700	128,922
China Metal Products Company, Ltd.	105,966	111,162
China Motor Corp.	46,905	43,981
China Petrochemical Development Corp. (I)	137,045	54,168
China Steel Chemical Corp.	25,000	104,122
China Steel Corp.	743,038	623,652
China Synthetic Rubber Corp.	271,161	266,609
Chipbond Technology Corp.	174,000	269,517
Chong Hong Construction Company, Ltd.	29,024	66,485
Chroma ATE, Inc.	70,440	215,138
Chun YU Works & Company, Ltd.	156,000	70,035
Chun Yuan Steel	229,381	91,777
Chung Hsin Electric & Machinery Manufacturing Corp.	138,125	93,856
Chung Hung Steel Corp. (I)	283,226	113,022
Chung Hwa Pulp Corp.	444,898	163,659
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	14,677
Chunghwa Picture Tubes, Ltd. (I)	3,394,320	171,896
Chunghwa Telecom Company, Ltd.	96,000	318,306
Chunghwa Telecom Company, Ltd., ADR	32,478	1,067,552
Cleanaway Company, Ltd.	21,000	115,890
Clevo Company	124,120	117,163
CMC Magnetics Corp. (I)	599,536	80,780
Collins Company, Ltd.	97,797	40,907
Compal Electronics, Inc.	1,220,895	764,340
Compeq Manufacturing Company	483,000	314,964
Concord Securities Corp.	18,000	4,097
Continental Holdings Corp.	166,950	61,071
Coretronic Corp.	189,000	266,861
Coxon Precise Industrial Company, Ltd.	79,231	82,039

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       55

	Shares	Value
Taiwan (continued)
CSBC Corp. Taiwan	143,312	$66,686
CTBC Financial Holding Company, Ltd.	4,480,967	2,674,162
CTCI Corp.	129,000	213,512
Cub Elecparts, Inc.	33,328	275,082
CviLux Corp.	57,200	58,430
Cyberlink Corp.	38,326	84,092
CyberPower Systems, Inc.	19,000	61,833
CyberTAN Technology, Inc.	100,000	65,776
D-Link Corp. (I)	382,657	141,725
DA CIN Construction Company, Ltd.	73,000	46,372
Da-Li Development Company, Ltd.	71,293	53,361
Dafeng TV, Ltd.	21,097	23,657
Darwin Precisions Corp.	210,894	94,371
De Licacy Industrial Company	93,983	77,661
Delpha Construction Company, Ltd.	84,383	41,503
Delta Electronics, Inc.	221,253	1,230,901
Depo Auto Parts Industrial Company, Ltd.	51,000	139,490
Dimerco Express Corp.	46,000	32,044
DYNACOLOR, Inc.	23,000	27,398
Dynamic Electronics Company, Ltd. (I)	152,927	46,269
Dynapack International Technology Corp.	42,000	54,811
E Ink Holdings, Inc.	190,000	156,528
E-LIFE MALL Corp.	58,000	118,749
E-Ton Solar Tech Company, Ltd. (I)	159,541	51,924
E.Sun Financial Holding Company, Ltd.	1,646,496	999,500
Eastern Media International Corp. (I)	211,164	56,548
Eclat Textile Company, Ltd.	43,659	436,746
Edimax Technology Company, Ltd.	101,359	36,266
Edom Technology Company, Ltd.	67,890	38,860
eGalax_eMPIA Technology, Inc.	26,706	44,391
Elan Microelectronics Corp.	62,000	76,130
Elite Advanced Laser Corp.	53,240	264,047
Elite Material Company	62,831	230,029
Elite Semiconductor Memory Technology, Inc.	65,000	69,415
Elitegroup Computer Systems Company, Ltd.	116,284	85,883
eMemory Technology, Inc.	16,000	229,067
ENG Electric Company, Ltd.	20,202	13,189
Ennoconn Corp.	6,303	99,786
EnTie Commercial Bank Company, Ltd.	337,000	152,988
Epistar Corp. (I)	235,810	222,239
Eson Precision Ind Company, Ltd.	38,000	53,805
Eternal Materials Company, Ltd.	359,848	393,738
Etron Technology, Inc. (I)	130,000	53,757
Eva Airways Corp.	1,228,371	610,673
Everest Textile Company, Ltd.	152,000	85,119
Evergreen International Storage & Transport Corp.	177,320	86,326
Evergreen Marine Corp Taiwan, Ltd. (I)	307,694	145,391

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       56

	Shares	Value
Taiwan (continued)
Everlight Chemical Industrial Corp.	178,748	$123,386
Everlight Electronics Company, Ltd.	158,000	253,990
Excelsior Medical Company, Ltd.	31,763	48,394
Far Eastern Department Stores Company, Ltd.	370,558	197,803
Far Eastern International Bank	1,046,293	318,421
Far Eastern New Century Corp.	828,878	739,824
Far EasTone Telecommunications Company, Ltd.	393,000	945,305
Faraday Technology Corp.	122,751	143,939
Farglory Land Development Company, Ltd.	92,526	117,227
Federal Corp.	175,137	88,911
Feedback Technology Corp.	19,000	33,456
Feng Hsin Iron & Steel Company	117,000	197,751
Feng TAY Enterprise Company, Ltd.	113,739	482,449
First Copper Technology Company, Ltd. (I)	89,000	33,518
First Financial Holding Company, Ltd.	1,044,466	616,557
First Hotel	78,316	44,335
First Insurance Company, Ltd. (I)	168,165	76,394
First Steamship Company, Ltd. (I)	110,986	32,461
FLEXium Interconnect, Inc.	139,448	428,684
Flytech Technology Company, Ltd.	77,125	261,286
FocalTech Systems Company, Ltd.	57,342	77,961
Formosa Advanced Technologies Company, Ltd.	126,000	101,806
Formosa Chemicals & Fibre Corp.	311,440	984,759
Formosa International Hotels Corp.	27,171	154,038
Formosa Laboratories, Inc.	24,000	74,155
Formosa Oilseed Processing	31,689	51,531
Formosa Petrochemical Corp.	166,000	577,482
Formosa Plastics Corp.	130,880	394,216
Formosa Taffeta Company, Ltd.	58,000	58,830
Formosan Rubber Group, Inc.	130,200	72,247
Formosan Union Chemical	148,295	89,065
Founding Construction & Development Company, Ltd.	117,908	60,779
Foxconn Technology Company, Ltd.	440,617	1,315,378
Foxlink Image Technology Company, Ltd.	59,000	33,904
FSP Technology, Inc.	80,603	62,912
Fubon Financial Holding Company, Ltd.	346,422	561,385
Fulgent Sun International Holding Company, Ltd.	14,314	28,232
Fullerton Technology Company, Ltd.	64,819	52,453
Fulltech Fiber Glass Corp.	168,027	95,411
Fwusow Industry Company, Ltd.	138,921	74,678
G Shank Enterprise Company, Ltd.	49,562	43,778
Gemtek Technology Corp.	97,496	86,695
Genesis Photonics, Inc. (I)	107,740	12,003
Genius Electronic Optical Company, Ltd. (I)	28,589	190,750
GeoVision, Inc.	26,721	37,832
Getac Technology Corp.	76,000	106,510
Giant Manufacturing Company, Ltd.	65,000	400,875

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       57

	Shares	Value
Taiwan (continued)
Gigabyte Technology Company, Ltd.	124,719	$173,849
Gigasolar Materials Corp.	12,040	140,315
Gigastorage Corp. (I)	169,100	134,225
Ginko International Company, Ltd.	16,000	156,750
Gintech Energy Corp. (I)	180,829	111,023
Global Brands Manufacture, Ltd. (I)	152,611	64,087
Global Lighting Technologies, Inc.	34,000	66,551
Global Unichip Corp.	26,000	86,204
Globe Union Industrial Corp.	23,450	12,950
Gloria Material Technology Corp.	200,300	157,606
Gold Circuit Electronics, Ltd. (I)	215,071	80,959
Goldsun Building Materials Company, Ltd.	338,005	97,950
Gourmet Master Company, Ltd.	22,700	212,886
Grand Ocean Retail Group, Ltd.	16,000	12,764
Grand Pacific Petrochemical Corp.	238,000	172,095
Grape King Bio, Ltd.	37,000	246,276
Great China Metal Industry	117,000	93,834
Great Taipei Gas Company, Ltd.	246,000	196,159
Great Wall Enterprise Company, Ltd.	242,642	229,584
Greatek Electronics, Inc.	116,000	157,542
Green Energy Technology, Inc. (I)	76,000	44,401
Hannstar Board Corp.	149,467	95,308
HannStar Display Corp. (I)	533,980	135,289
HannsTouch Solution, Inc. (I)	189,735	79,395
Harvatek Corp. (I)	116,069	41,933
Hey Song Corp.	237,250	255,159
Hi-Clearance, Inc.	19,000	60,838
Highwealth Construction Corp.	387,860	630,788
Hiroca Holdings, Ltd.	20,000	62,645
Hitron Technology, Inc.	100,000	64,790
Hiwin Technologies Corp.	43,001	273,883
Ho Tung Chemical Corp. (I)	370,796	109,916
Holiday Entertainment Company, Ltd.	18,000	30,907
Holtek Semiconductor, Inc.	71,000	123,704
Holy Stone Enterprise Company, Ltd.	81,734	92,328
Hon Hai Precision Industry Company, Ltd.	4,980,440	14,492,901
Hong TAI Electric Industrial	202,000	68,080
Horizon Securities Company, Ltd. (I)	90,000	21,486
Hota Industrial Manufacturing Company, Ltd.	53,572	241,083
Hotai Motor Company, Ltd.	49,000	559,946
Hsin Kuang Steel Company, Ltd. (I)	56,153	42,135
Hsin Yung Chien Company, Ltd.	28,200	72,164
Hsing TA Cement Company, Ltd.	125,000	42,304
HTC Corp. (I)	99,700	255,364
Hu Lane Associate, Inc.	22,066	109,504
HUA ENG Wire & Cable Company, Ltd. (I)	96,000	30,147
Hua Nan Financial Holdings Company, Ltd.	926,005	509,308

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       58

	Shares	Value
Taiwan (continued)
Huaku Development Company, Ltd.	61,353	$134,323
Hung Ching Development & Construction Company, Ltd.	101,000	71,747
Hung Poo Real Estate Development Corp.	102,000	81,065
Hung Sheng Construction Company, Ltd.	122,808	78,338
Huxen Corp.	42,000	57,357
Hwa Fong Rubber Company, Ltd.	258,324	97,570
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	66,850
Ibase Technology, Inc.	68,657	142,112
Ichia Technologies, Inc. (I)	73,300	44,258
Ideal Bike Corp.	28,000	10,476
Infortrend Technology, Inc.	116,000	61,437
Innolux Corp.	1,754,219	714,758
Inpaq Technology Company, Ltd.	20,000	14,557
Intai Technology Corp.	11,000	54,652
Inventec Corp.	723,705	537,554
ITE Technology, Inc.	64,881	67,505
ITEQ Corp.	75,700	103,209
Jess-Link Products Company, Ltd.	61,000	61,222
Jih Sun Financial Holdings Company, Ltd.	528,478	119,562
Johnson Health Tech Company, Ltd.	30,400	44,891
Kang Na Hsiung Enterprise Company, Ltd.	168,000	61,899
Kaori Heat Treatment Company, Ltd.	29,341	52,031
Kaulin Manufacturing Company, Ltd.	90,490	52,046
KD Holding Corp.	7,000	40,664
KEE TAI Properties Company, Ltd.	149,973	51,699
Kenda Rubber Industrial Company, Ltd.	106,372	171,686
Kenmec Mechanical Engineering Company, Ltd.	84,000	29,924
Kerry TJ Logistics Company, Ltd.	94,000	134,922
Kindom Construction Company, Ltd.	106,000	80,515
King Slide Works Company, Ltd.	12,000	165,901
King Yuan Electronics Company, Ltd.	404,762	379,159
King's Town Bank Company, Ltd.	256,000	238,160
King's Town Construction Company, Ltd. (I)	67,514	50,950
Kinik Company	50,000	127,206
Kinpo Electronics, Inc.	447,724	183,446
Kinsus Interconnect Technology Corp.	58,000	160,614
KS Terminals, Inc.	49,000	71,009
Kung Long Batteries Industrial Company, Ltd.	17,000	84,120
Kung Sing Engineering Corp. (I)	36,000	13,830
Kuo Toong International Company, Ltd.	91,356	70,446
Kuoyang Construction Company, Ltd.	227,543	97,478
Kwong Fong Industries	18,640	16,664
KYE Systems Corp.	200,702	59,514
L&K Engineering Company, Ltd.	85,952	100,698
Lanner Electronics, Inc.	43,013	62,551
Largan Precision Company, Ltd.	12,000	1,780,956
LCY Chemical Corp.	92,806	134,176

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       59

	Shares	Value
Taiwan (continued)
Lealea Enterprise Company, Ltd.	221,863	$62,512
LEE CHI Enterprises Company, Ltd.	150,000	51,961
Lelon Electronics Corp.	102,085	132,734
Leofoo Development Company, Ltd.	161,087	45,633
LES Enphants Company, Ltd. (I)	35,486	13,358
Li Peng Enterprise Company, Ltd. (I)	219,760	65,432
Lian HWA Food Corp.	38,782	40,266
Lien Hwa Industrial Corp.	409,072	312,132
Lingsen Precision Industries, Ltd. (I)	201,101	97,022
Lite-On Semiconductor Corp.	78,718	74,952
Lite-On Technology Corp.	564,250	944,959
Long Bon International Company, Ltd.	157,000	82,272
Long Chen Paper Company, Ltd.	407,683	396,095
Longwell Company	61,000	57,765
Lucky Cement Corp.	225,000	74,410
Lumax International Corp., Ltd.	45,395	77,340
Macroblock, Inc.	9,000	21,101
Macronix International (I)	3,282,718	958,295
Makalot Industrial Company, Ltd.	118,813	481,484
Marketech International Corp.	61,000	68,521
Masterlink Securities Corp.	914,593	270,811
Mayer Steel Pipe Corp. (I)	36,407	17,379
MediaTek, Inc.	73,000	531,979
Mega Financial Holding Company, Ltd.	536,531	417,603
Mercuries & Associates, Ltd.	154,421	126,345
Mercuries Life Insurance Company, Ltd. (I)	185,424	99,798
Merida Industry Company, Ltd.	23,162	118,027
Merry Electronics Company, Ltd.	41,585	195,543
Micro-Star International Company, Ltd.	215,488	499,792
Microbio Company, Ltd. (I)	41,000	30,554
Microlife Corp.	30,000	73,231
MIN AIK Technology Company, Ltd.	44,000	54,099
Mirle Automation Corp.	53,954	73,511
Mitac Holdings Corp.	112,021	119,704
Mobiletron Electronics Company, Ltd.	5,200	7,351
Motech Industries, Inc. (I)	225,000	216,099
MPI Corp.	20,000	59,060
Nak Sealing Technologies Corp.	53,000	136,947
Namchow Chemical Industrial Company, Ltd.	73,000	149,634
Nan Kang Rubber Tire Company, Ltd.	95,711	97,279
Nan Liu Enterprise Company, Ltd.	16,000	83,165
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,575
Nan Ya Plastics Corp.	222,860	540,866
Nan Ya Printed Circuit Board Corp.	89,930	73,755
Nantex Industry Company, Ltd.	95,275	73,338
Nanya Technology Corp.	79,985	119,013
National Petroleum Company, Ltd.	62,000	79,529

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       60

	Shares	Value
Taiwan (continued)
Neo Solar Power Corp. (I)	657,100	$332,423
New Asia Construction & Development Corp.	173,136	43,877
New Era Electronics Company, Ltd.	26,000	19,214
Nichidenbo Corp.	109,979	94,676
Nien Hsing Textile Company, Ltd.	171,572	135,648
Novatek Microelectronics Corp.	183,000	685,284
Nuvoton Technology Corp.	30,000	45,238
Ocean Plastics Company, Ltd. (I)	29,000	25,488
OptoTech Corp.	99,000	55,448
Orient Semiconductor Electronics, Ltd. (I)	289,000	105,499
Oriental Union Chemical Corp. (I)	83,300	70,328
P-Duke Technology Company, Ltd.	15,000	30,614
Pacific Construction Company, Ltd.	274,002	105,017
Pacific Hospital Supply Company, Ltd.	24,000	65,797
Pan Jit International, Inc.	108,000	62,485
Pan-International Industrial Corp.	55,443	49,710
Parade Technologies, Ltd.	18,000	190,802
Paragon Technologies Company, Ltd. (I)	23,808	18,591
PChome Online, Inc.	37,472	250,140
Pegatron Corp.	632,321	1,664,996
Phihong Technology Company, Ltd. (I)	129,416	46,335
Phison Electronics Corp.	25,000	219,627
Phoenix Tours International, Inc.	15,750	18,360
Pixart Imaging, Inc.	21,830	56,543
Polytronics Technology Corp.	31,000	60,366
Posiflex Technologies, Inc.	29,471	166,063
Pou Chen Corp.	707,448	960,083
Powertech Technology, Inc.	318,000	922,536
Poya International Company, Ltd.	33,531	389,293
President Chain Store Corp.	112,000	821,854
President Securities Corp.	757,171	323,941
Prince Housing & Development Corp.	425,943	154,457
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	90,000	94,845
Qisda Corp.	418,440	217,795
Qualipoly Chemical Corp.	15,172	17,075
Quanta Computer, Inc.	322,000	666,569
Radiant Opto-Electronics Corp.	111,343	230,297
Radium Life Tech Company, Ltd. (I)	476,644	156,633
Realtek Semiconductor Corp.	92,706	344,840
Rechi Precision Company, Ltd.	103,038	113,816
Rexon Industrial Corp., Ltd.	32,286	15,994
Rich Development Company, Ltd.	257,000	74,082
Ritek Corp. (I)	415,897	83,353
Ruentex Development Company, Ltd. (I)	89,039	111,997
Ruentex Industries, Ltd.	40,801	77,321
Run Long Construction Company, Ltd.	45,448	57,042

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       61

	Shares	Value
Taiwan (continued)
Sampo Corp.	123,997	$75,412
San Fang Chemical Industry Company, Ltd.	92,012	107,525
San Far Property, Ltd.	32,000	12,026
San Shing Fastech Corp.	69,479	121,595
Sanyang Motor Company, Ltd.	144,389	99,690
Scientech Corp.	7,000	13,442
ScinoPharm Taiwan, Ltd.	38,730	55,803
SDI Corp.	43,000	72,721
Sea Sonic Electronics Company, Ltd.	16,000	16,748
Senao International Company, Ltd.	28,000	49,314
Sercomm Corp.	92,000	248,597
Sesoda Corp.	194,653	181,658
Shan-Loong Transportation Company, Ltd.	4,000	3,860
Shih Her Technologies, Inc.	3,000	3,119
Shih Wei Navigation Company, Ltd. (I)	123,230	44,989
Shihlin Electric & Engineering Corp.	307,213	413,938
Shin Hai Gas Corp.	2,491	3,388
Shin Kong Financial Holding Company, Ltd. (I)	4,129,448	1,114,261
Shin Zu Shing Company, Ltd.	42,933	120,262
Shining Building Business Company, Ltd. (I)	297,367	107,965
Shinkong Insurance Company, Ltd.	152,000	132,200
Shinkong Synthetic Fibers Corp.	347,287	114,110
Shinkong Textile Company, Ltd.	109,000	143,090
Shiny Chemical Industrial Company, Ltd.	26,954	50,754
Shuttle, Inc. (I)	82,985	28,374
Sigurd Microelectronics Corp.	182,887	163,482
Silicon Integrated Systems Corp. (I)	86,183	21,959
Siliconware Precision Industries Company	233,846	368,386
Siliconware Precision Industries Company, ADR	75,420	591,293
Simplo Technology Company, Ltd.	72,200	235,041
Sinbon Electronics Company, Ltd.	111,043	265,050
Sincere Navigation Corp.	138,000	119,003
Sinher Technology, Inc.	16,000	27,757
Sinmag Equipment Corp.	28,446	125,241
Sino-American Silicon Products, Inc.	168,000	257,461
Sinon Corp.	124,150	65,676
SinoPac Financial Holdings Company, Ltd.	2,825,002	859,514
Sinphar Pharmaceutical Company, Ltd.	84,177	68,537
Sinyi Realty, Inc.	24,190	26,220
Sirtec International Company, Ltd.	47,000	69,580
Sitronix Technology Corp.	38,000	122,852
Soft-World International Corp.	30,000	61,394
Solar Applied Materials Technology Company (I)	84,899	41,847
Solartech Energy Corp. (I)	91,000	43,949
Sonix Technology Company, Ltd.	48,000	53,032
Southeast Cement Company, Ltd.	282,000	146,447
Spirox Corp.	40,127	20,848

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       62

	Shares	Value
Taiwan (continued)
Sporton International, Inc.	64,577	$361,506
St. Shine Optical Company, Ltd.	17,000	290,215
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	42,159
Standard Foods Corp.	224,251	562,079
Stark Technology, Inc.	27,000	27,359
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	74,695
Sunplus Technology Company, Ltd.	188,000	76,380
Sunrex Technology Corp.	82,420	50,959
Sunspring Metal Corp.	45,000	61,117
Supreme Electronics Company, Ltd.	127,890	107,673
Swancor Holding Company, Ltd.	34,402	85,662
Sweeten Real Estate Development Company, Ltd.	122,587	56,379
Syncmold Enterprise Corp.	63,000	126,868
Synnex Technology International Corp.	295,188	324,257
Sysage Technology Company, Ltd.	71,552	66,623
TA Chen Stainless Pipe (I)	292,605	170,518
Ta Ya Electric Wire & Cable Company, Ltd. (I)	200,406	44,889
TA-I Technology Company, Ltd.	96,611	71,605
Tah Hsin Industrial Company, Ltd.	97,500	83,085
Taichung Commercial Bank Company, Ltd.	1,235,715	379,389
TaiDoc Technology Corp.	23,099	83,081
Taiflex Scientific Company, Ltd.	103,220	130,288
Taimide Tech, Inc.	31,850	44,410
Tainan Enterprises Company, Ltd.	66,467	64,079
Tainan Spinning Company, Ltd.	661,397	298,083
Tainergy Tech Company, Ltd.	137,000	63,957
Taishin Financial Holding Company, Ltd.	1,353,419	535,269
Taiwan Acceptance Corp.	55,000	153,960
Taiwan Business Bank	1,283,153	351,184
Taiwan Cement Corp.	496,726	608,160
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,000	50,340
Taiwan Cogeneration Corp.	98,137	71,832
Taiwan Cooperative Financial Holding Company, Ltd.	1,033,340	492,649
Taiwan FamilyMart Company, Ltd.	18,000	119,030
Taiwan Fertilizer Company, Ltd.	128,000	177,000
Taiwan Fire & Marine Insurance Company	133,000	82,958
Taiwan FU Hsing Industrial Company, Ltd.	52,000	73,643
Taiwan Glass Industry Corp. (I)	423,894	242,175
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	228,274
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	544,353	199,250
Taiwan Line Tek Electronic	34,623	24,206
Taiwan Mobile Company, Ltd.	225,700	792,527
Taiwan Paiho, Ltd.	95,342	286,002
Taiwan PCB Techvest Company, Ltd.	137,227	141,389
Taiwan Sakura Corp.	80,924	95,241
Taiwan Sanyo Electric Company, Ltd.	79,900	68,738

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       63

	Shares	Value
Taiwan (continued)
Taiwan Secom Company, Ltd.	82,430	$241,513
Taiwan Semiconductor Company, Ltd.	118,000	147,896
Taiwan Semiconductor Manufacturing Company, Ltd.	4,984,000	30,534,656
Taiwan Shin Kong Security Company, Ltd.	148,460	192,133
Taiwan Styrene Monomer Corp.	191,821	142,379
Taiwan Surface Mounting Technology Company, Ltd.	121,636	113,668
Taiwan TEA Corp.	199,723	102,654
Taiwan Union Technology Corp.	115,000	153,272
Tatung Company, Ltd. (I)	248,526	128,558
Te Chang Construction Company, Ltd.	73,273	54,328
Teco Electric & Machinery Company, Ltd.	289,109	260,378
Ten Ren Tea Company, Ltd.	35,000	43,575
Test Research, Inc.	55,596	76,802
Test Rite International Company, Ltd.	135,549	88,458
The Ambassador Hotel	201,000	155,880
Thinking Electronic Industrial Company, Ltd.	46,000	101,879
Thye Ming Industrial Company, Ltd.	65,250	76,065
Ton Yi Industrial Corp.	229,000	114,427
Tong Hsing Electronic Industries, Ltd.	28,951	130,173
Tong Yang Industry Company, Ltd.	123,043	244,259
Tong-Tai Machine & Tool Company, Ltd.	97,590	69,681
Topco Scientific Company, Ltd.	60,443	200,265
Topco Technologies Corp.	5,000	10,235
Topoint Technology Company, Ltd.	70,248	49,736
Toung Loong Textile Manufacturing	40,000	101,287
TPK Holding Company, Ltd. (I)	108,000	323,049
Transcend Information, Inc.	25,000	70,262
Tripod Technology Corp.	132,770	346,474
Tsann Kuen Enterprise Company, Ltd.	48,220	44,732
TSC Auto ID Technology Company, Ltd.	9,900	81,143
TSRC Corp.	113,706	133,476
Ttet Union Corp.	24,000	67,789
TTFB Company, Ltd.	4,000	31,984
TTY Biopharm Company, Ltd.	45,094	166,105
Tung Ho Steel Enterprise Corp.	170,138	131,739
Tung Thih Electronic Company, Ltd.	23,258	241,249
TURVO International Company, Ltd.	27,062	105,659
TXC Corp.	90,659	135,165
TYC Brother Industrial Company, Ltd.	91,531	109,096
Tyntek Corp.	136,702	55,497
U-Ming Marine Transport Corp.	117,000	127,654
Uni-President Enterprises Corp.	1,444,803	2,565,827
Unimicron Technology Corp.	584,855	273,146
Union Bank of Taiwan	1,215,506	362,724
Union Insurance Company, Ltd.	34,620	17,663
Unitech Computer Company, Ltd.	112,039	64,362
Unitech Printed Circuit Board Corp.	191,869	72,038

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       64

	Shares	Value
Taiwan (continued)
United Integrated Services Company, Ltd.	58,000	$112,269
United Microelectronics Corp.	5,091,468	2,110,951
Unity Opto Technology Company, Ltd.	115,389	53,318
Universal Cement Corp.	292,058	250,684
Unizyx Holding Corp. (I)	115,000	63,493
UPC Technology Corp.	156,938	71,250
USI Corp.	312,801	172,223
Vanguard International Semiconductor Corp.	182,000	359,461
Ve Wong Corp.	106,450	83,135
Viking Tech Corp.	6,770	4,814
Visual Photonics Epitaxy Company, Ltd.	106,275	206,644
Vivotek, Inc.	35,574	100,858
Wafer Works Corp. (I)	144,335	76,581
Wah Hong Industrial Corp.	14,835	10,437
Wah Lee Industrial Corp.	86,000	138,032
Walsin Lihwa Corp.	563,000	260,622
Walsin Technology Corp.	385,787	541,989
Wan Hai Lines, Ltd.	148,216	90,888
WAN HWA Enterprise Company	3,693	1,709
Waterland Financial Holding Company, Ltd.	1,350,064	383,572
Wei Chuan Foods Corp. (I)	67,000	41,414
Weikeng Industrial Company, Ltd.	191,228	109,829
Well Shin Technology Company, Ltd.	35,420	59,714
Win Semiconductors Corp.	116,582	496,011
Winbond Electronics Corp.	990,000	359,445
Winstek Semiconductor Company, Ltd.	23,000	20,973
Wintek Corp. (I)	819,661	0
Wisdom Marine Lines Company, Ltd. (I)	148,427	162,162
Wistron Corp.	915,586	766,972
Wistron NeWeb Corp.	99,078	289,517
Wowprime Corp.	11,000	51,068
WPG Holdings Company, Ltd.	376,760	477,975
WT Microelectronics Company, Ltd.	230,347	344,630
XAC Automation Corp.	23,000	43,795
Xxentria Technology Materials Corp.	56,124	139,365
Yageo Corp.	157,386	387,163
Yang Ming Marine Transport Corp. (I)	310,916	70,111
YC Company, Ltd.	255,801	110,825
YC INOX Company, Ltd.	254,100	222,708
YCC Parts Manufacturing Company, Ltd.	11,000	14,393
Yea Shin International Development Company, Ltd.	38,000	17,254
Yeong Guan Energy Technology Group Company, Ltd.	22,324	86,463
YFY, Inc.	232,614	87,082
Yieh Phui Enterprise Company, Ltd. (I)	359,838	166,120
Yonyu Plastics Company, Ltd.	21,450	23,656
Youngtek Electronics Corp.	33,058	50,352
Yuanta Financial Holdings Company, Ltd.	3,058,369	1,293,756

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       65

	Shares	Value
Taiwan (continued)
Yulon Motor Company, Ltd.	160,900	$149,765
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	40,850	108,793
Yungshin Construction & Development Company	57,400	46,125
Yungshin Global Holding Corp.	101,250	153,726
Yungtay Engineering Company, Ltd.	97,000	156,638
Zeng Hsing Industrial Company, Ltd.	33,232	171,667
Zenitron Corp.	91,000	52,434
Zhen Ding Technology Holding, Ltd.	155,450	386,996
Zinwell Corp.	76,000	84,840
Zippy Technology Corp.	70,000	81,760
ZongTai Real Estate Development Company, Ltd.	103,231	67,194
Thailand 2.9%		26,444,393
AAPICO Hitech PCL	34,300	15,514
Advanced Info Service PCL, Foreign Shares	153,491	733,579
Advanced Information Technology PCL	19,300	15,474
AEON Thana Sinsap Thailand PCL, NVDR	12,800	37,016
Airports of Thailand PCL, Foreign Shares	550,200	610,466
Amata Corp. PCL	131,600	60,638
Ananda Development PCL	478,200	69,737
AP Thailand PCL	263,478	53,901
Asia Aviation PCL, NVDR	604,500	104,708
Asia Plus Group Holdings PCL	303,900	32,719
Asia Sermkij Leasing PCL, NVDR	19,300	12,819
Asian Insulators PCL	1,650,880	71,889
Asian Phytoceuticals PCL	173,919	7,774
Bangkok Aviation Fuel Services PCL	110,125	119,032
Bangkok Bank PCL, Foreign Shares	16,405	90,544
Bangkok Chain Hospital PCL	293,125	109,134
Bangkok Dusit Medical Services PCL, Foreign Shares	308,100	177,238
Bangkok Expressway & Metro PCL	947,325	191,142
Bangkok Insurance PCL	11,270	113,003
Bangkok Land PCL	1,536,300	80,005
Bangkok Life Assurance PCL, NVDR	73,960	103,253
Banpu PCL, Foreign Shares	391,800	219,775
Beauty Community PCL	441,900	130,401
BEC World PCL, Foreign Shares	279,000	125,433
Berli Jucker PCL, Foreign Shares	89,600	118,002
BTS Group Holdings PCL, Foreign Shares	338,300	79,366
Bumrungrad Hospital PCL, Foreign Shares	52,500	264,615
Cal-Comp Electronics Thailand PCL	820,392	67,694
Central Pattana PCL, Foreign Shares	276,400	435,032
Central Plaza Hotel PCL	274,400	282,352
CH Karnchang PCL	101,223	78,921
Charoen Pokphand Foods PCL, Foreign Shares	690,033	552,794
Christiani & Nielsen Thai	17,200	2,203
Chularat Hospital PCL	730,700	53,546
CK Power PCL (L)	710,700	65,911

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       66

	Shares	Value
Thailand (continued)
COL PCL	20,700	$17,911
Country Group Development PCL (I)	1,267,400	36,652
CP ALL PCL, Foreign Shares	456,200	783,599
CS Loxinfo PCL	101,600	18,041
Delta Electronics Thailand PCL, Foreign Shares	50,100	132,669
Dhipaya Insurance PCL	57,600	77,492
Diamond Building Products PCL	44,900	7,911
Dynasty Ceramic PCL	1,381,000	174,605
Eastern Polymer Group PCL	137,600	50,413
Eastern Water Resources Development & Management PCL	355,800	116,970
Electricity Generating PCL, Foreign Shares	26,500	156,785
Energy Absolute PCL, Foreign Shares	388,200	277,771
Esso Thailand PCL (I)	670,800	217,036
G J Steel PCL (I)	1,507,550	14,265
GFPT PCL	160,800	70,776
Global Power Synergy Company, Ltd.	51,100	50,066
Glow Energy PCL, Foreign Shares	93,300	208,160
GMM Grammy PCL (I)	60,740	17,747
Golden Land Property Development PCL	331,500	70,666
Grand Canal Land PCL	788,200	61,389
Hana Microelectronics PCL	43,500	52,990
Home Product Center PCL, Foreign Shares	964,112	271,991
Ichitan Group PCL	115,200	33,587
Indorama Ventures PCL, Foreign Shares	425,200	432,110
Intouch Holdings PCL	126,600	191,970
IRPC PCL, Foreign Shares	1,213,300	172,105
Italian-Thai Development PCL (I)	949,576	135,377
Jasmine International PCL	819,638	206,516
Jay Mart PCL	76,630	37,719
Kang Yong Electric PCL	2,800	39,417
Kasikornbank PCL, Foreign Shares	127,300	693,297
Kasikornbank PCL, NVDR	21,600	118,202
KCE Electronics PCL, Foreign Shares	54,900	154,298
KGI Securities Thailand PCL	412,600	49,133
Khonburi Sugar PCL	69,700	15,865
Kiatnakin Bank PCL	39,900	75,073
Krung Thai Bank PCL, Foreign Shares	494,250	277,209
Krungthai Card PCL	43,400	161,964
Land & Houses PCL, NVDR	490,300	139,283
Lanna Resources PCL	185,400	72,213
LH Financial Group PCL	1,103,500	55,313
LPN Development PCL	150,400	49,938
Major Cineplex Group PCL	175,600	170,881
Malee Group PCL	18,000	52,790
Maybank Kim Eng Securities Thailand PCL	21,400	13,481
MBK PCL	592,400	256,311
MCOT PCL	113,800	43,651

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       67

	Shares	Value
Thailand (continued)
Mega Lifesciences PCL	96,600	$69,795
Minor International PCL, Foreign Shares	283,345	277,552
MK Restaurants Group PCL	63,900	107,972
Muang Thai Insurance PCL	2,600	10,035
Nation Multimedia Group PCL	951,500	27,488
Padaeng Industry PCL	65,300	37,217
Polyplex Thailand PCL (I)	128,100	52,805
Precious Shipping PCL (I)	174,400	52,948
Premier Marketing PCL	127,100	36,754
Property Perfect PCL	2,551,100	67,906
Pruksa Holding PCL	217,000	135,526
PTG Energy PCL	274,900	212,458
PTT Exploration & Production PCL, Foreign Shares	358,928	955,134
PTT Global Chemical PCL, Foreign Shares	118,192	241,022
PTT PCL	426,000	4,844,342
Quality Houses PCL	694,071	52,055
Raimon Land PCL	771,200	29,157
Ratchaburi Electricity Generating Holding PCL	61,400	91,472
Ratchthani Leasing PCL	309,800	47,835
Regional Container Lines PCL	116,600	20,509
Robinson Department Store PCL, Foreign Shares	46,200	81,396
Rojana Industrial Park PCL (L)	473,760	64,771
RS PCL	218,000	57,738
Saha-Union PCL, Foreign Shares	218,200	267,413
Sahaviriya Steel Industries PCL (I)	12,921,580	18,509
Samart Corp. PCL	223,100	88,752
Samart I-Mobile PCL (I)	426,000	12,802
Samart Telcoms PCL	214,700	70,039
Sansiri PCL	2,223,209	123,529
SC Asset Corp. PCL	814,093	86,673
Siam Cement PCL, Foreign Shares	2,850	42,057
Siam Cement PCL, NVDR	48,700	719,229
Siam City Cement PCL	27,200	210,996
Siam Commercial Bank PCL, Foreign Shares	69,031	303,797
Siam Future Development PCL	424,443	79,582
Siam Global House PCL	117,725	62,266
Siamgas & Petrochemicals PCL	150,300	56,780
Singha Estate PCL (I)	163,700	20,718
Sino-Thai Engineering & Construction PCL	126,428	92,264
SNC Former PCL	50,600	22,604
Somboon Advance Technology PCL	113,107	51,174
SPCG PCL	195,800	126,128
Sri Ayudhya Capital PCL	25,800	24,554
Sri Trang Agro-Industry PCL	65,600	37,563
Srithai Superware PCL	589,700	34,817
STP & I PCL	260,770	70,147
Supalai PCL	277,800	197,949

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       68

	Shares	Value
Thailand (continued)
SVI PCL	397,828	$64,393
Symphony Communication PCL	39,108	12,991
Syntec Construction PCL	378,900	59,613
Tata Steel Thailand PCL (I)	909,000	26,009
Thai Agro Energy PCL	55,500	4,608
Thai Airways International PCL (I)	392,211	216,756
Thai Central Chemical PCL	1,900	2,506
Thai Oil PCL, Foreign Shares	131,600	283,318
Thai Reinsurance PCL	523,600	30,611
Thai Rung Union Car PCL	44,160	5,259
Thai Stanley Electric PCL	18,200	109,340
Thai Union Group PCL, Foreign Shares	344,000	199,634
Thai Vegetable Oil PCL	131,100	144,634
Thai-German Ceramic PCL	194,800	14,161
Thaicom PCL (L)	203,500	111,932
Thaire Life Assurance PCL	127,700	33,411
Thanachart Capital PCL	137,900	191,549
The Bangchak Petroleum PCL	176,300	173,884
The Erawan Group PCL	282,300	37,491
Thoresen Thai Agencies PCL	218,937	61,067
TICON Industrial Connection PCL	104,244	46,227
Tipco Asphalt PCL, NVDR	232,200	172,736
Tisco Financial Group PCL	59,800	117,208
TMB Bank PCL, Foreign Shares	2,793,700	195,079
Total Access Communication PCL	210,600	262,503
Total Access Communication PCL, NVDR	187,100	233,211
TPI Polene PCL	17,477	6,489
TPI Polene PCL	2,108,800	146,019
True Corp. PCL, Foreign Shares	1,814,388	324,592
TTCL PCL	53,400	29,505
TTW PCL	520,300	163,717
Unique Engineering & Construction PCL	213,280	112,436
Univentures PCL	348,200	87,815
Vanachai Group PCL	300,080	122,842
VGI Global Media PCL	1,008,600	147,268
Vibhavadi Medical Center PCL	1,142,300	95,480
Vinythai PCL	100,000	49,859
WHA Corp. PCL (I)	425,500	37,765
Workpoint Entertainment PCL	60,540	97,008
Turkey 1.2%		10,459,947
Adana Cimento Sanayii TAS, Class A	49,105	91,337
Afyon Cimento Sanayi TAS (I)	16,048	38,564
Akbank TAS	492,089	1,172,410
Akcansa Cimento AS	24,531	97,611
Akenerji Elektrik Uretim AS (I)(L)	174,702	40,237
Aksa Akrilik Kimya Sanayii AS	50,500	145,158
Alarko Holding AS	48,913	61,812

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       69

	Shares	Value
Turkey (continued)
Albaraka Turk Katilim Bankasi AS	120,356	$40,586
Alkim Alkali Kimya AS	2,994	17,561
Anadolu Anonim Turk Sigorta Sirketi	291,321	193,568
Anadolu Cam Sanayii AS (I)	50,008	42,107
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,973	81,385
Anadolu Hayat Emeklilik AS	23,939	34,574
Arcelik AS	42,301	242,348
Aselsan Elektronik Sanayi Ve Ticaret AS	27,324	113,585
Aygaz AS	10,717	39,115
Bagfas Bandirma Gubre Fabrikalari AS (I)(L)	10,105	28,676
Baticim Bati Anadolu Cimento Sanayii AS	24,319	46,538
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	51,910	80,551
BIM Birlesik Magazalar AS	43,081	619,324
Bizim Toptan Satis Magazalari AS (L)	15,207	48,813
Bolu Cimento Sanayii AS	34,401	59,196
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,452	42,273
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	265,164
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (L)	24,154	42,231
Bursa Cimento Fabrikasi AS	9,487	14,712
Cimsa Cimento Sanayi VE Ticaret AS	20,422	96,165
Coca-Cola Icecek AS	25,325	243,694
Dogan Sirketler Grubu Holding AS (I)(L)	561,309	109,204
Eczacibasi Yatirim Holding Ortakligi AS	11,435	28,674
EGE Endustri VE Ticaret AS (L)	731	52,966
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	31,969	29,282
Enka Insaat ve Sanayi AS	26,142	40,443
Eregli Demir ve Celik Fabrikalari TAS	41,097	66,913
Fenerbahce Futbol AS (I)(L)	6,844	71,092
Ford Otomotiv Sanayi AS	20,408	205,117
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	3,124	25,806
Global Yatirim Holding AS	46,033	34,745
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,847	3,165
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,600	54,214
Goodyear Lastikleri TAS	33,270	33,512
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	18,319	10,549
Gubre Fabrikalari TAS	14,222	19,251
Ihlas Holding AS (I)	56,245	5,701
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	24,199
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)	75,939	42,481
Is Finansal Kiralama AS	125,676	36,227
Is Yatirim Menkul Degerler AS	64,156	23,063
Izmir Demir Celik Sanayi AS (I)	74,109	66,451
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	101,668	40,709
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	24,268	9,777
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)	217,087	72,598
KOC Holding AS	55,628	226,131
Konya Cimento Sanayii AS	413	33,038

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       70

	Shares	Value
Turkey (continued)
Koza Altin Isletmeleri AS (I)	9,287	$47,957
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	113,466	64,544
Mardin Cimento Sanayii ve Ticaret AS	12,215	15,315
Metro Ticari ve Mali Yatirimlar Holding AS (I)(L)	120,069	41,846
Migros Ticaret AS (I)	11,041	59,642
NET Holding AS (I)	117,055	89,022
Netas Telekomunikasyon AS (I)	5,012	14,097
Nuh Cimento Sanayi AS	31,200	93,543
Otokar Otomotiv ve Savunma Sanayi AS	4,537	171,818
Petkim Petrokimya Holding AS	211,086	250,036
Pinar Entegre Et ve Un Sanayi AS	4,670	13,722
Sekerbank TAS (I)(L)	98,408	32,136
Soda Sanayii AS	61,192	93,467
TAV Havalimanlari Holding AS	91,251	379,566
Tekfen Holding AS (L)	68,194	147,636
Tofas Turk Otomobil Fabrikasi AS	4,963	36,983
Trakya Cam Sanayii AS	116,241	98,508
Tupras Turkiye Petrol Rafinerileri AS	24,428	570,581
Turcas Petrol AS (L)	70,133	32,518
Turk Hava Yollari AO (I)	87,738	131,323
Turk Telekomunikasyon AS	46,856	73,999
Turk Traktor ve Ziraat Makineleri AS	4,771	101,583
Turkcell Iletisim Hizmetleri AS (I)	180,049	587,602
Turkiye Garanti Bankasi AS	280,251	661,558
Turkiye Halk Bankasi AS	63,719	196,854
Turkiye Is Bankasi, Class C	104,942	182,140
Turkiye Sinai Kalkinma Bankasi AS	457,207	185,510
Turkiye Sise ve Cam Fabrikalari AS	118,085	126,906
Turkiye Vakiflar Bankasi TAO, Class D	76,164	110,583
Ulker Biskuvi Sanayi AS	42,295	214,177
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	44,957	75,477
Yapi ve Kredi Bankasi AS (I)	95,554	100,762
Zorlu Enerji Elektrik Uretim AS (I)(L)	164,001	53,933
Ukraine 0.1%		684,398
Kernel Holding SA	35,470	684,398
United States 0.0%		312,208
Bizlink Holding, Inc.	18,677	114,684
Nexteer Automotive Group, Ltd.	153,000	197,524
Preferred securities 2.7%		$24,486,166
(Cost $23,186,270)
Brazil 2.5%		23,122,093
AES Tiete Energia SA	677	693
Alpargatas SA	37,754	143,301
Banco ABC Brasil SA	36,719	214,308
Banco Bradesco SA	579,265	6,194,222
Banco do Estado do Rio Grande do Sul SA, B Shares	67,200	358,108

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       71

	Shares	Value
Brazil (continued)
Banco Pan SA (I)	168,691	$143,932
Banco Pine SA	35,728	46,124
Centrais Eletricas Brasileiras SA, B Shares (I)	20,754	163,664
Centrais Eletricas Santa Catarina	3,500	22,180
Cia Brasileira de Distribuicao	19,700	363,211
Cia de Gas de Sao Paulo COMGAS, A Shares	19,897	300,769
Cia de Saneamento do Parana	20,911	96,661
Cia de Transmissao de Energia Eletrica Paulista	13,518	289,975
Cia Energetica de Minas Gerais	131,218	448,652
Cia Energetica de Sao Paulo, B Shares	49,495	283,606
Cia Energetica do Ceara, A Shares	6,400	96,076
Cia Ferro Ligas da Bahia - FERBASA	19,876	59,242
Cia Paranaense de Energia, B Shares	25,000	269,827
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,948	148,449
Eucatex SA Industria e Comercio	24,300	26,441
Itau Unibanco Holding SA	515,893	6,606,424
Lojas Americanas SA	173,177	910,161
Marcopolo SA	88,257	77,997
Petroleo Brasileiro SA (I)	232,938	1,131,196
Randon SA Implementos e Participacoes (I)	53,525	76,372
Suzano Papel e Celulose SA, A Shares	149,853	648,221
Telefonica Brasil SA	50,899	748,369
Unipar Carbocloro SA	56,801	136,062
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	210,059	332,094
Vale SA	275,975	2,785,756
Chile 0.1%		506,355
Coca-Cola Embonor SA, B Shares	720	1,582
Embotelladora Andina SA, B Shares	65,531	248,952
Sociedad Quimica y Minera de Chile SA, B Shares	8,146	255,821
Colombia 0.1%		734,617
Banco Davivienda SA	29,096	295,093
Bancolombia SA	19,666	183,336
Grupo Argos SA	4,425	28,317
Grupo Aval Acciones y Valores SA	364,450	141,255
Grupo de Inversiones Suramericana SA	7,145	86,616
India 0.0%		9,253
UPL, Ltd. (I)	46,767	9,253
Panama 0.0%		113,848
Avianca Holdings SA	118,857	113,848
Rights 0.0%		$80,633
(Cost $0)
Advanced Semiconductor Engineering, Inc. (Expiration Date: 3-22-17; Strike Price: TWD 34.30) (I)	34,591	4,335
Canara Bank (Expiration Date: 3-17-17; Strike Price: INR 207.00) (I)	2,638	3,501

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       72

			Shares	Value
Daekyung Machinery & Engineering Company, Ltd. (Expiration Date: 3-6-17; Strike Price: KRW 609.00) (I)			4,629	$115
Hota Industrial Manufacturing Company, Ltd. (Expiration Date: 3-17-17; Strike Price: TWD 105.00) (I)			4,821	5,178
IOI Properties Group BHD (Expiration Date: 03-20-2017; Strike Price: MYR 1.38) (I)			52,014	8,552
KGMobilians Company, Ltd. (Expiration Date: 3-15-17; Strike Price: KRW 5,900) (I)			2,379	2,462
Korean Air Lines Company, Ltd. (Expiration Date: 03-08-2017; Strike Price: KRW 20,800) (I)			5,019	35,953
Phihong Technology Company, Ltd. (Expiration Date: 3-2-17; Strike Price: TWD 10.20) (I)			22,370	582
Samsung Securities Company (Expiration Date: 3-9-17; Strike Price: KRW 26,300) (I)			1,509	9,141
South Indian Bank (Expiration Date: 5-16-17; Strike Price: INR 14.00) (I)			106,099	10,814
	Yield (%)		Shares	Value
Securities lending collateral 2.9%				$26,058,698
(Cost $26,057,530)
John Hancock Collateral Trust (W)	0.8372(Y	)	2,604,021	26,058,698
Short-term investments 0.1%				$852,237
(Cost $852,237)
Money market funds 0.1%				852,237
Western Asset Institutional Government Reserves Fund, Institutional Class	0.3100(Y	)	852,237	852,237
Total investments (Cost $770,910,095)† 103.0%				$932,465,369
Other assets and liabilities, net (3.0%)				($26,903,897)
Total net assets 100.0%				$905,561,472

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	Taiwan New Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $784,850,957. Net unrealized appreciation aggregated to $147,614,412, of which $275,654,426 related to appreciated investment securities and $128,040,014 related to depreciated investment securities.

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       73

Fund's investments

International Small Company Fund

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 98.4%		$568,051,293
(Cost $478,028,429)
Australia 6.4%		36,891,927
Acrux, Ltd. (I)	34,398	7,514
Adacel Technologies, Ltd.	5,582	9,924
Adelaide Brighton, Ltd.	132,893	546,994
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	30,363	40,706
Alkane Resources, Ltd. (I)	43,417	10,794
ALS, Ltd.	129,338	598,001
Altium, Ltd. (L)	24,722	137,113
AMA Group, Ltd.	68,615	54,703
Amaysim Australia, Ltd. (L)	24,851	34,850
Ansell, Ltd.	42,349	690,805
AP Eagers, Ltd. (L)	29,178	199,117
APN News & Media, Ltd. (I)	111,610	227,306
APN Outdoor Group, Ltd.	2,542	11,557
Appen, Ltd.	13,695	28,118
ARB Corp., Ltd.	16,249	179,780
Ardent Leisure Group	7,618	9,536
Arrium, Ltd. (I)	924,094	15,587
Asaleo Care, Ltd.	17,478	22,032
AUB Group, Ltd.	19,233	165,902
Ausdrill, Ltd.	74,956	86,866
Austal, Ltd.	83,431	121,360
Australian Agricultural Company, Ltd. (I)	109,242	118,778
Australian Pharmaceutical Industries, Ltd.	122,703	178,470
Australian Vintage, Ltd.	23,530	8,298
Auswide Bank, Ltd.	4,752	19,782
Automotive Holdings Group, Ltd.	68,123	208,244
Aveo Group	95,440	232,705
AVJennings, Ltd.	46,118	21,732
AWE, Ltd. (I)	141,145	51,852
Bapcor, Ltd.	57,578	245,226
Beach Energy, Ltd.	460,212	247,994
Beadell Resources, Ltd. (I)	123,034	26,896
Bega Cheese, Ltd.	31,934	142,648
Bellamy's Australia, Ltd. (L)	20,974	71,435
Billabong International, Ltd. (I)	33,330	31,909
Blackmores, Ltd. (L)	3,441	269,853
Blue Sky Alternative Investments, Ltd.	11,053	69,379
Bradken, Ltd. (I)	62,294	154,515
Breville Group, Ltd.	23,948	179,220
Brickworks, Ltd.	16,579	157,805
BT Investment Management, Ltd.	36,041	267,283

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

	Shares	Value
Australia (continued)
Buru Energy, Ltd. (I)	53,574	$7,383
Cabcharge Australia, Ltd.	32,294	94,270
Capilano Honey, Ltd.	873	10,111
Cardno, Ltd. (I)	82,690	72,971
Carnarvon Petroleum, Ltd. (I)	200,610	15,061
carsales.com, Ltd.	57,395	489,060
Cash Converters International, Ltd.	66,560	17,325
Cedar Woods Properties, Ltd.	16,896	70,205
Civmec, Ltd.	40,300	18,004
Cleanaway Waste Management, Ltd.	470,460	443,556
Coal of Africa, Ltd. (I)	45,649	1,815
Codan, Ltd.	27,423	46,875
Collins Foods, Ltd.	21,020	93,896
Compass Resources, Ltd. (I)	15,577	0
Cooper Energy, Ltd. (I)	165,017	51,804
Corporate Travel Management, Ltd.	15,707	225,905
Costa Group Holdings, Ltd.	53,702	167,317
Cover-More Group, Ltd.	21,903	32,316
Credit Corp. Group, Ltd.	14,316	180,453
CSG, Ltd.	88,172	32,103
CSR, Ltd.	158,315	506,982
CuDeco, Ltd. (I)	21,846	6,534
Data#3, Ltd.	32,272	39,962
Decmil Group, Ltd.	38,117	27,712
Doray Minerals, Ltd. (I)	18,043	4,697
Downer EDI, Ltd.	120,748	649,269
DuluxGroup, Ltd.	102,796	483,349
DWS, Ltd.	21,883	25,661
Eclipx Group, Ltd.	18,452	54,292
Elders, Ltd. (I)	27,001	90,029
Ellex Medical Lasers, Ltd. (I)	32,894	32,134
Energy Resources of Australia, Ltd. (I)	64,781	30,022
Energy World Corp., Ltd. (I)	226,411	60,628
EQT Holdings, Ltd.	2,471	33,595
ERM Power, Ltd.	49,837	42,568
Euroz, Ltd.	8,183	7,469
Event Hospitality and Entertainment, Ltd.	33,892	325,919
Evolution Mining, Ltd.	413,766	682,903
Fairfax Media, Ltd.	657,049	475,462
Finbar Group, Ltd.	67,320	47,458
Fleetwood Corp., Ltd. (I)	21,283	32,968
FlexiGroup, Ltd.	86,373	154,746
Flight Centre Travel Group, Ltd.	15,882	350,807
G8 Education, Ltd.	97,495	287,505
GBST Holdings, Ltd.	13,763	29,744
Global Construction Services, Ltd.	1,732	804
GrainCorp, Ltd., Class A	52,733	360,589

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

	Shares	Value
Australia (continued)
Grange Resources, Ltd.	51,070	$8,796
Greencross, Ltd.	22,273	118,923
GUD Holdings, Ltd.	28,689	229,455
GWA Group, Ltd.	55,958	114,124
Hansen Technologies, Ltd.	38,861	96,996
HFA Holdings, Ltd.	34,265	52,380
Hills, Ltd. (I)	66,646	11,230
Horizon Oil, Ltd. (I)	443,056	23,092
Iluka Resources, Ltd.	116,165	602,072
Imdex, Ltd. (I)	76,623	39,615
IMF Bentham, Ltd.	46,632	69,698
Independence Group NL	98,070	273,093
Infigen Energy (I)	183,912	139,569
Infomedia, Ltd.	101,032	62,268
Integrated Research, Ltd.	23,574	50,759
International Ferro Metals, Ltd. (I)	9,556	107
InvoCare, Ltd.	29,842	323,517
IOOF Holdings, Ltd.	76,783	508,635
IRESS, Ltd.	36,769	333,788
iSelect, Ltd.	67,863	101,274
Isentia Group, Ltd.	35,198	41,630
JB Hi-Fi, Ltd.	28,557	586,894
Karoon Gas Australia, Ltd. (I)	51,782	65,790
Kingsgate Consolidated, Ltd. (I)	71,822	15,719
Kingsrose Mining, Ltd. (I)	30,003	2,300
Lifestyle Communities, Ltd.	11,791	34,344
Link Administration Holdings, Ltd.	6,579	37,386
MACA, Ltd.	49,342	70,343
Macmahon Holdings, Ltd. (I)	196,782	22,645
Macquarie Atlas Roads Group	97,543	365,985
Macquarie Atlas Roads Group (Australian Stock Exchange) (I)	7,012	26,074
Magellan Financial Group, Ltd.	30,417	531,569
Mantra Group, Ltd.	37,818	78,180
MaxiTRANS Industries, Ltd.	51,752	26,971
Mayne Pharma Group, Ltd. (I)	371,268	419,205
McMillan Shakespeare, Ltd.	19,196	182,147
McPherson's, Ltd.	20,700	20,554
Medusa Mining, Ltd. (I)	50,437	13,132
Melbourne IT, Ltd.	26,335	44,790
Mesoblast, Ltd. (I)(L)	50,982	64,891
Metals X, Ltd. (I)(L)	125,679	79,879
Metcash, Ltd. (I)	277,008	458,866
Michael Hill International, Ltd.	8,882	8,985
Michael Hill International, Ltd. (New Zealand Stock Exchange)	43,259	43,220
Mincor Resources NL (I)	61,262	11,258
Mineral Resources, Ltd.	48,220	412,503
MMA Offshore, Ltd. (I)	118,508	27,216

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

	Shares	Value
Australia (continued)
MNF Group, Ltd.	3,064	$11,107
Monadelphous Group, Ltd.	25,805	252,269
Monash IVF Group, Ltd.	42,419	61,464
Money3 Corp., Ltd.	11,737	14,842
Mortgage Choice, Ltd.	31,859	60,300
Mount Gibson Iron, Ltd. (I)	215,287	83,289
Myer Holdings, Ltd. (L)	251,705	242,971
MYOB Group, Ltd.	46,330	127,448
MyState, Ltd.	24,934	83,713
Navitas, Ltd.	66,915	252,798
NetComm Wireless, Ltd. (I)(L)	27,395	40,171
New Hope Corp., Ltd.	60,590	79,298
nib holdings, Ltd.	115,362	470,917
Nick Scali, Ltd.	8,819	48,520
Nine Entertainment Company Holdings, Ltd.	176,361	141,973
Northern Star Resources, Ltd.	162,227	519,561
NRW Holdings, Ltd. (I)	92,130	52,839
Nufarm, Ltd.	51,061	346,062
OceanaGold Corp.	156,504	444,225
OFX Group, Ltd. (L)	66,543	66,801
oOh!media, Ltd.	7,550	25,270
Orocobre, Ltd. (I)	3,886	9,162
Orora, Ltd.	329,883	750,967
OrotonGroup, Ltd.	5,374	6,504
OZ Minerals, Ltd.	93,152	662,806
Pacific Current Group, Ltd.	2,414	8,804
Pacific Smiles Group, Ltd.	11,867	19,652
Pact Group Holdings, Ltd.	45,422	232,099
Paladin Resources, Ltd. (I)(L)	533,850	47,019
Panoramic Resources, Ltd. (I)	75,229	21,843
Paragon Care, Ltd.	18,213	10,325
Peet, Ltd.	111,550	94,110
Perpetual, Ltd.	12,732	504,777
Perseus Mining, Ltd. (I)(L)	241,277	57,179
Platinum Asset Management, Ltd.	64,678	257,610
PMP, Ltd.	35,022	17,977
Premier Investments, Ltd.	27,409	282,271
Primary Health Care, Ltd.	169,208	427,809
Prime Media Group, Ltd.	115,482	27,456
Pro Medicus, Ltd.	4,242	14,846
Programmed Maintenance Services, Ltd.	82,559	113,117
Prophecy International Holdings, Ltd.	3,570	1,463
Qube Holdings, Ltd. (L)	369,866	654,131
Ramelius Resources, Ltd. (I)	134,083	64,567
RCG Corp., Ltd. (L)	76,348	66,446
RCR Tomlinson, Ltd.	37,291	92,857
Reckon, Ltd.	25,906	34,736

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

	Shares	Value
Australia (continued)
Regis Healthcare, Ltd.	12,885	$42,159
Regis Resources, Ltd.	129,756	335,564
Resolute Mining, Ltd.	237,037	291,504
Retail Food Group, Ltd.	38,175	162,325
Ridley Corp., Ltd.	77,396	73,596
Ruralco Holdings, Ltd.	7,211	15,396
Salmat, Ltd. (I)	15,825	7,126
Sandfire Resources NL	41,847	206,054
Saracen Mineral Holdings, Ltd. (I)	237,064	197,425
Sealink Travel Group, Ltd.	11,705	36,783
Select Harvests, Ltd.	22,992	91,789
Senetas Corp., Ltd. (I)	298,765	21,524
Senex Energy, Ltd. (I)	276,430	71,808
Servcorp, Ltd.	10,958	52,674
Service Stream, Ltd.	36,969	33,700
Seven Group Holdings, Ltd.	25,781	196,194
Seven West Media, Ltd.	255,642	134,170
SG Fleet Group, Ltd.	23,167	57,867
Shine Corp., Ltd.	13,336	6,644
Sigma Pharmaceuticals, Ltd.	413,072	372,029
Silex Systems, Ltd. (I)	30,817	15,719
Silver Chef, Ltd.	7,758	42,820
Silver Lake Resources, Ltd. (I)	121,174	61,600
Sirtex Medical, Ltd.	15,216	185,759
Slater & Gordon, Ltd. (I)(L)	110,830	8,330
SmartGroup Corp., Ltd.	11,621	58,716
SMS Management & Technology, Ltd.	14,692	17,596
Southern Cross Media Group, Ltd.	194,441	193,186
Spark Infrastructure Group	476,387	847,906
Specialty Fashion Group, Ltd. (I)	32,660	15,636
SpeedCast International, Ltd.	14,025	38,448
Spotless Group Holdings, Ltd.	60,806	38,217
St. Barbara, Ltd. (I)	169,413	328,892
Steadfast Group, Ltd.	173,150	318,544
Strike Energy, Ltd. (I)	39,151	2,732
Sundance Energy Australia, Ltd. (I)	327,199	28,771
Sunland Group, Ltd.	30,172	41,523
Super Retail Group, Ltd.	39,181	316,662
Superloop, Ltd. (I)	4,474	8,461
Tabcorp Holdings, Ltd.	250,609	818,279
Tassal Group, Ltd.	48,398	177,249
Technology One, Ltd.	61,346	235,888
Ten Network Holdings, Ltd. (I)	49,234	24,521
TFS Corp., Ltd. (L)	84,711	94,767
The Reject Shop, Ltd.	7,826	46,308
The Star Entertainment Group, Ltd.	199,843	746,805
Thorn Group, Ltd.	45,862	51,696

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

	Shares	Value
Australia (continued)
Tiger Resources, Ltd. (I)	420,741	$15,748
Tox Free Solutions, Ltd.	50,113	85,315
Treasury Wine Estates, Ltd.	27,506	251,289
Troy Resources, Ltd. (I)	137,215	16,791
Villa World, Ltd.	28,611	54,174
Village Roadshow, Ltd.	21,752	58,325
Virgin Australia Holdings, Ltd. (I)	305,078	44,470
Virgin Australia International Holdings Pty, Ltd. (I)	252,517	968
Virtus Health, Ltd.	22,711	94,209
Vita Group, Ltd. (L)	15,422	37,462
Watpac, Ltd. (I)	13,238	7,845
Webjet, Ltd.	34,577	299,209
Western Areas, Ltd. (I)(L)	74,758	135,252
Westgold Resources, Ltd. (I)	33,182	61,821
Whitehaven Coal, Ltd. (I)	214,150	473,160
WorleyParsons, Ltd. (I)(L)	52,006	423,499
WPP AUNZ, Ltd.	101,689	85,963
Austria 1.4%		8,329,053
Agrana Beteiligungs AG	987	110,765
ams AG	16,241	750,517
ANDRITZ AG	11,381	594,539
Austria Technologie & Systemtechnik AG	6,455	68,421
BUWOG AG (I)	22,703	566,430
CA Immobilien Anlagen AG (I)	24,993	489,703
DO & CO AG	1,986	134,433
EVN AG	11,068	137,179
FACC AG (I)	3,693	27,379
Flughafen Wien AG	376	10,569
Kapsch TrafficCom AG	1,911	78,304
Lenzing AG	3,016	474,252
Mayr Melnhof Karton AG	2,839	314,074
Oesterreichische Post AG (I)	10,426	379,100
Palfinger AG	5,093	184,126
POLYTEC Holding AG	5,790	82,415
Porr AG	2,836	115,927
Raiffeisen Bank International AG (I)	39,975	886,560
RHI AG	9,491	225,834
Rosenbauer International AG	1,097	65,506
S IMMO AG (I)	15,381	188,562
S&T AG	4,111	40,640
Schoeller-Bleckmann Oilfield Equipment AG	3,435	253,371
Semperit AG Holding	2,820	86,764
Strabag SE	5,772	214,718
Telekom Austria AG	36,181	232,658
UNIQA Insurance Group AG	35,879	271,655
Verbund AG	10,485	174,125

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

	Shares	Value
Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,086	$242,405
Wienerberger AG	37,478	738,284
Zumtobel Group AG	11,462	189,838
Belgium 1.7%		10,031,968
Ablynx NV (I)(L)	12,671	157,619
Ackermans & van Haaren NV	6,449	891,338
AGFA-Gevaert NV (I)	41,152	168,134
Atenor	697	35,730
Banque Nationale de Belgique	59	181,463
Barco NV	3,322	297,907
Bekaert SA	11,626	514,255
bpost SA	23,381	580,598
Cie d'Entreprises CFE	2,113	232,307
Cie Immobiliere de Belgique SA (I)	872	51,372
D'ieteren SA	7,617	339,711
Dalenys (I)	1,788	12,595
Deceuninck NV	22,614	56,894
Econocom Group SA (I)	20,335	303,914
Elia System Operator SA	7,808	400,282
Euronav NV	33,565	274,642
EVS Broadcast Equipment SA	3,971	149,504
Exmar NV	10,157	79,565
Fagron (I)	15,116	163,724
Galapagos NV (I)	10,024	707,005
Gimv NV	675	36,360
Ion Beam Applications	6,916	314,322
Jensen-Group NV	391	15,619
Kinepolis Group NV	4,232	216,528
Lotus Bakeries	86	213,947
MDxHealth (I)	7,253	40,628
Melexis NV	5,375	446,623
Nyrstar NV (I)(L)	19,891	122,085
Ontex Group NV	13,251	406,663
Orange Belgium SA	9,467	214,837
Picanol	902	85,897
Recticel SA	12,625	93,751
Resilux	305	60,880
Rezidor Hotel Group AB	27,416	104,890
Roularta Media Group NV	668	20,216
SAPEC (I)	62	10,552
Sioen Industries NV	2,706	74,913
Sipef SA	1,544	108,779
Tessenderlo Chemie NV (I)	9,350	342,079
ThromboGenics NV (I)(L)	6,765	24,018
Umicore SA	25,524	1,343,668
Van de Velde NV	1,691	101,460

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

	Shares	Value
Belgium (continued)
Viohalco SA (I)	18,237	$34,694
Bermuda 0.2%		1,174,993
Hiscox, Ltd.	87,256	1,174,993
Cambodia 0.0%		271,343
NagaCorp, Ltd.	496,000	271,343
Canada 8.8%		50,725,941
5N Plus, Inc. (I)	22,489	30,477
Absolute Software Corp.	10,802	58,963
Acadian Timber Corp.	2,634	36,767
Advantage Oil & Gas, Ltd. (I)	56,428	339,877
Aecon Group, Inc.	15,903	190,735
AG Growth International, Inc.	4,200	168,797
AGF Management, Ltd., Class B	22,942	104,502
AGT Food & Ingredients, Inc.	6,651	163,846
Aimia, Inc.	38,462	262,070
Air Canada (I)	21,120	212,758
AirBoss of America Corp.	4,809	47,214
AKITA Drilling, Ltd., Class A	300	1,961
Alamos Gold, Inc., Class A	79,071	572,107
Alaris Royalty Corp. (L)	9,597	158,673
Alarmforce Industries, Inc.	1,242	10,099
Alexco Resource Corp. (I)(L)	20,537	33,553
Algoma Central Corp.	4,052	37,738
Algonquin Power & Utilities Corp.	64,287	584,207
Alterra Power Corp.	9,072	34,151
Altius Minerals Corp.	2,400	23,671
Altus Group, Ltd.	11,740	267,823
Americas Silver Corp. (I)	8,321	25,874
Andrew Peller, Ltd., Class A	10,493	83,505
Asanko Gold, Inc. (I)	3,731	9,972
Athabasca Oil Corp. (I)	125,743	158,102
ATS Automation Tooling Systems, Inc. (I)	28,791	292,636
AuRico Metals, Inc. (I)	26,895	22,477
AutoCanada, Inc.	7,743	133,908
Avigilon Corp. (I)	11,737	132,993
B2Gold Corp. (I)	300,862	924,196
Badger Daylighting, Ltd. (L)	11,808	294,355
Baytex Energy Corp. (I)(L)	59,222	215,361
Bellatrix Exploration, Ltd. (I)(L)	49,456	37,235
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd. (I)	56,573	304,971
Bird Construction, Inc.	10,185	68,018
Black Diamond Group, Ltd.	13,617	41,009
BlackPearl Resources, Inc. (I)	123,508	139,484
BMTC Group, Inc.	3,096	30,909

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       8

	Shares	Value
Canada (continued)
Bonavista Energy Corp.	75,337	$212,704
Bonterra Energy Corp.	8,501	152,969
Boralex, Inc., Class A	16,007	243,443
BRP, Inc. (I)	9,440	185,005
Calfrac Well Services, Ltd. (I)	36,548	102,363
Calian Group, Ltd.	2,739	53,287
Callidus Capital Corp. (L)	4,449	60,495
Canaccord Genuity Group, Inc. (I)	30,099	124,638
Canacol Energy, Ltd. (I)	30,793	90,649
Canadian Energy Services & Technology Corp.	50,762	286,258
Canadian Western Bank (L)	27,513	609,213
Canam Group, Inc.	10,749	52,928
Canexus Corp.	41,777	51,270
Canfor Corp. (I)	21,280	274,772
Canfor Pulp Products, Inc.	10,068	83,079
CanWel Building Materials Group, Ltd.	9,150	41,265
Canyon Services Group, Inc. (I)	29,133	126,341
Capital Power Corp.	26,576	504,628
Capstone Mining Corp. (I)	129,433	153,971
Cargojet, Inc. (L)	900	33,203
Cascades, Inc.	21,955	219,021
Celestica, Inc. (I)	34,782	459,587
Centerra Gold, Inc.	1,244	6,033
Centerra Gold, Inc. (Toronto Stock Exchange)	56,316	271,786
Cequence Energy, Ltd. (I)	64,292	13,311
Cervus Equipment Corp.	3,597	39,214
Chesswood Group, Ltd.	1,500	14,456
Chinook Energy, Inc. (I)(L)	38,191	11,070
Cineplex, Inc.	17,505	659,634
Clarke, Inc.	3,000	23,265
Clearwater Seafoods, Inc.	7,000	55,707
Cogeco Communications, Inc.	4,598	248,559
Cogeco, Inc.	1,592	74,314
Colliers International Group, Inc.	4,844	244,380
Colliers International Group, Inc. (Toronto Stock Exchange)	4,265	214,695
Computer Modelling Group, Ltd.	27,733	215,692
Copper Mountain Mining Corp. (I)(L)	41,468	35,904
Corby Spirit and Wine, Ltd.	2,844	47,000
Corridor Resources, Inc. (I)	11,000	3,810
Corus Entertainment, Inc., B Shares	23,832	228,057
Cott Corp.	3,270	34,858
Cott Corp. (Toronto Stock Exchange)	32,819	349,638
Craft Oil, Ltd. (I)(L)	26,864	0
Crew Energy, Inc. (I)	49,048	201,628
CRH Medical Corp. (I)	17,592	121,721
Delphi Energy Corp. (I)(L)	58,867	66,925
Denison Mines Corp. (I)	139,019	90,014

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

	Shares	Value
Canada (continued)
DH Corp.	1,760	$30,226
DHX Media, Ltd. (L)	32,091	138,927
DIRTT Environmental Solutions (I)	10,708	57,079
Dominion Diamond Corp.	25,377	214,564
Dominion Diamond Corp. (New York Stock Exchange)	2,500	21,150
Dorel Industries, Inc., Class B	7,744	204,007
Dundee Precious Metals, Inc. (I)	35,270	79,930
E-L Financial Corp., Ltd.	74	41,340
Eastern Platinum, Ltd. (I)	11,202	3,289
EcoSynthetix, Inc. (I)	3,185	5,300
Eldorado Gold Corp. (I)	175,508	536,487
Enbridge Income Fund Holdings, Inc.	18,757	482,270
Endeavour Silver Corp. (I)	1,400	6,076
Enercare, Inc.	25,390	360,530
Enerflex, Ltd.	25,302	330,134
Enerplus Corp.	7,490	66,092
Enghouse Systems, Ltd.	5,082	204,053
Ensign Energy Services, Inc.	44,538	266,249
Entertainment One, Ltd.	15,640	45,854
Epsilon Energy, Ltd. (I)	16,000	38,428
Equitable Group, Inc.	3,020	160,072
Essential Energy Services, Ltd.	57,270	31,477
Evertz Technologies, Ltd.	7,817	103,112
Exchange Income Corp.	4,491	128,285
Exco Technologies, Ltd.	6,790	58,995
EXFO, Inc. (I)	8	42
EXFO, Inc. (Toronto Stock Exchange) (I)	46	242
Extendicare, Inc.	28,595	221,535
Fiera Capital Corp.	11,467	111,458
Finning International, Inc.	2,000	37,133
Firm Capital Mortgage Investment Corp.	1,400	14,915
First Majestic Silver Corp. (I)	28,473	258,105
First National Financial Corp.	4,398	89,106
FirstService Corp.	3,794	219,255
FirstService Corp. (Toronto Stock Exchange)	4,746	273,390
Fortress Paper, Ltd., Class A (I)(L)	2,404	14,661
Fortuna Silver Mines, Inc. (I)	45,567	258,334
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	4,700	40,305
Genesis Land Development Corp.	1,561	3,373
Genworth MI Canada, Inc. (L)	16,723	477,692
Gibson Energy, Inc.	31,859	445,911
Glacier Media, Inc. (I)	8,800	4,572
Gluskin Sheff + Associates, Inc.	7,742	105,212
GMP Capital, Inc. (I)	17,308	52,646
goeasy, Ltd.	700	15,995
Golden Star Resources, Ltd. (I)	13,799	11,760

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       10

	Shares	Value
Canada (continued)
Golden Star Resources, Ltd. (Toronto Stock Exchange) (I)(L)	85,896	$73,725
Gran Tierra Energy, Inc. (I)	117,929	314,312
Granite Oil Corp. (I)	7,935	34,830
Great Canadian Gaming Corp. (I)	16,834	295,945
Great Panther Silver, Ltd. (I)	1,300	2,405
Great Panther Silver, Ltd. (Toronto Stock Exchange) (I)	34,334	62,816
Guardian Capital Group, Ltd., Class A	200	3,764
Guyana Goldfields, Inc. (I)	12,160	61,981
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	9,143	88,869
High Liner Foods, Inc.	6,243	83,478
HNZ Group, Inc. (I)	700	7,125
Home Capital Group, Inc. (L)	17,148	341,617
Horizon North Logistics, Inc.	36,326	46,495
HudBay Minerals, Inc.	77,782	602,603
Hudson's Bay Company (L)	19,500	181,170
IAMGOLD Corp. (I)	132,574	523,029
IMAX Corp. (I)	9,301	300,887
Imperial Metals Corp. (I)(L)	14,400	69,062
Information Services Corp.	2,000	28,716
Innergex Renewable Energy, Inc.	28,788	313,413
Interfor Corp. (I)	22,629	303,094
International Tower Hill Mines, Ltd. (I)	4,097	2,283
Intertape Polymer Group, Inc.	18,729	306,698
Just Energy Group, Inc.	29,930	170,810
K-Bro Linen, Inc.	2,386	77,695
KAB Distribution, Inc. (I)	18,405	0
Kelt Exploration, Ltd. (I)	10,273	46,330
Kingsway Financial Services, Inc. (I)	2,175	13,084
Kirkland Lake Gold, Ltd. (I)	32,731	234,110
Klondex Mines, Ltd. (I)	45,140	239,600
Knight Therapeutics, Inc. (I)	4,223	34,084
Laurentian Bank of Canada	10,106	436,745
Leon's Furniture, Ltd.	7,041	91,763
Lightstream Resources, Ltd. (I)	75,972	6,578
Linamar Corp.	10,884	483,315
Liquor Stores N.A., Ltd.	6,476	51,244
Lucara Diamond Corp.	95,630	195,119
Lundin Mining Corp. (I)	102,780	618,290
MacDonald Dettwiler & Associates, Ltd.	10,314	510,109
Magellan Aerospace Corp.	4,483	60,181
Mainstreet Equity Corp. (I)(L)	1,722	45,727
Major Drilling Group International, Inc. (I)	22,638	129,535
Mandalay Resources Corp.	99,178	49,283
Manitoba Telecom Services, Inc.	8,900	263,140
Maple Leaf Foods, Inc.	28,150	654,686
Martinrea International, Inc.	24,094	149,658

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       11

	Shares	Value
Canada (continued)
Maxim Power Corp. (I)	6,300	$13,423
Mediagrif Interactive Technologies, Inc.	1,400	17,234
Medical Facilities Corp.	9,330	127,636
MEG Energy Corp. (I)	22,200	118,672
Melcor Developments, Ltd.	4,800	55,799
Merus Labs International, Inc. (I)(L)	20,300	17,424
Mitel Networks Corp. (I)	29,903	198,348
Morguard Corp.	878	123,444
Morneau Shepell, Inc.	13,961	197,506
MTY Food Group, Inc.	5,541	217,310
Mullen Group, Ltd. (L)	27,750	348,912
Nautilus Minerals, Inc. (I)	50,929	7,285
Nevsun Resources, Ltd.	35,359	88,917
New Flyer Industries, Inc.	11,030	365,314
New Gold, Inc. (I)	140,306	404,587
Newalta Corp. (I)(L)	21,912	38,439
Norbord, Inc.	9,147	266,242
North American Energy Partners, Inc.	3,335	17,752
Northern Blizzard Resources, Inc.	8,600	21,756
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	9,952
Northland Power, Inc.	31,129	573,269
Novelion Therapeutics, Inc. (I)	1,640	17,040
NuVista Energy, Ltd. (I)	53,805	237,792
Orbite Technologies, Inc. (I)	105,500	19,858
Osisko Gold Royalties, Ltd.	24,130	264,518
Painted Pony Petroleum, Ltd. (I)	27,028	139,800
Pan American Silver Corp.	48,179	861,142
Paramount Resources, Ltd., Class A (I)	19,199	251,949
Parex Resources, Inc. (I)	41,004	488,393
Parkland Fuel Corp.	24,802	494,845
Pason Systems, Inc.	13,083	178,190
Pengrowth Energy Corp. (I)	148,974	174,973
Penn West Petroleum, Ltd. (I)	166,821	277,574
PHX Energy Services Corp. (I)	11,019	33,600
Pine Cliff Energy, Ltd. (I)	49,800	27,933
Pizza Pizza Royalty Corp.	6,078	81,455
Platinum Group Metals, Ltd. (I)	1,120	1,897
Points International, Ltd. (I)	3,410	23,748
PolyMet Mining Corp. (I)(L)	20,250	15,856
Precision Drilling Corp. (I)	85,281	435,972
Premium Brands Holdings Corp.	6,657	353,750
Primero Mining Corp. (I)(L)	57,490	36,792
Pulse Seismic, Inc. (I)	17,551	31,317
Pure Technologies, Ltd.	7,902	25,939
Questerre Energy Corp., Class A (I)(L)	26,400	14,907
Raging River Exploration, Inc. (I)	55,652	376,684
RB Energy, Inc. (I)	50,909	20

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       12

	Shares	Value
Canada (continued)
Reitmans Canada, Ltd., Class A	15,656	$73,789
Richelieu Hardware, Ltd.	15,954	323,957
Richmont Mines, Inc. (I)	20,096	156,749
RMP Energy, Inc. (I)	49,317	28,962
Rocky Mountain Dealerships, Inc.	6,328	51,407
Rogers Sugar, Inc.	27,887	133,535
Russel Metals, Inc. (L)	19,586	391,219
Sabina Gold & Silver Corp. (I)	8,968	9,318
Sandstorm Gold, Ltd. (I)	43,179	181,077
Sandvine Corp.	44,744	96,347
Savanna Energy Services Corp. (I)	34,333	48,855
Sears Canada, Inc. (I)	10,168	12,785
Secure Energy Services, Inc.	53,504	412,499
SEMAFO, Inc. (I)	86,252	264,302
ShawCor, Ltd.	18,378	489,822
Sherritt International Corp. (I)	86,942	75,932
Sienna Senior Living, Inc. (L)	14,226	186,581
Sierra Wireless, Inc. (I)	10,125	286,019
Silver Standard Resources, Inc. (I)	33,297	369,020
Solium Capital, Inc. (I)	11,329	72,331
Spartan Energy Corp. (I)	105,880	222,410
Sprott Resource Holdings, Inc. (I)(L)	137,010	19,084
Sprott, Inc.	47,651	81,081
Stantec, Inc.	19,574	504,750
Stella-Jones, Inc.	12,106	374,154
Stornoway Diamond Corp. (I)	2,566	1,681
Strad Energy Services, Ltd. (I)	8,902	11,595
Street Capital Group, Inc. (I)(L)	13,900	18,733
Stuart Olson, Inc.	7,100	28,973
Student Transportation, Inc.	25,690	142,357
SunOpta, Inc. (I)	2,100	15,120
SunOpta, Inc. (Toronto Stock Exchange) (I)	22,645	161,799
Superior Plus Corp.	40,940	379,748
Surge Energy, Inc.	80,476	160,564
Taseko Mines, Ltd. (I)	5,290	6,983
Taseko Mines, Ltd. (Toronto Stock Exchange) (I)	53,246	69,755
Tembec, Inc. (I)	30,748	69,913
Teranga Gold Corp. (Toronto Stock Exchange) (I)	114,878	75,248
TFI International, Inc.	24,278	605,396
The Descartes Systems Group, Inc. (I)	16,406	344,128
The Jean Coutu Group PJC, Inc., Class A	7,290	109,553
The North West Company, Inc.	12,630	278,807
Theratechnologies, Inc. (I)	19,400	66,312
Timmins Gold Corp. (I)	98,972	38,003
TMX Group, Ltd.	10,805	570,919
TORC Oil & Gas, Ltd.	36,842	193,059
Toromont Industries, Ltd.	20,874	728,123

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       13

	Shares	Value
Canada (continued)
Torstar Corp., Class B	17,964	$22,857
Total Energy Services, Inc.	8,843	94,875
TransAlta Corp.	83,976	449,533
TransAlta Renewables, Inc. (L)	26,287	293,507
Transcontinental, Inc., Class A	19,210	292,590
TransGlobe Energy Corp. (I)	20,792	33,970
Trican Well Service, Ltd. (I)	63,244	234,272
Trilogy Energy Corp. (I)	23,350	100,559
Trinidad Drilling, Ltd. (I)	75,266	151,869
Uni-Select, Inc.	13,505	342,455
Valener, Inc.	12,546	196,474
Vecima Networks, Inc.	1,797	14,409
Veresen, Inc.	82,701	841,829
Wajax Corp.	6,547	111,105
Wesdome Gold Mines, Ltd. (I)	36,961	103,520
West Fraser Timber Company, Ltd.	16,196	672,252
Western Energy Services Corp. (I)	14,226	28,491
Western Forest Products, Inc. (L)	112,882	177,626
Westjet Airlines, Ltd.	1,400	22,978
Westport Fuel Systems, Inc. (I)(L)	2,300	2,415
Westshore Terminals Investment Corp.	17,465	355,033
Wi-LAN, Inc.	36,398	64,947
Winpak, Ltd.	8,836	332,298
Xtreme Drilling and Coil Services Corp. (I)	12,048	21,952
Yamana Gold, Inc.	15,520	42,884
Yellow Pages, Ltd. (I)	7,914	54,639
ZCL Composites, Inc.	11,030	101,065
Zenith Capital Corp. (I)	5,300	878
China 0.1%		577,739
Bund Center Investment, Ltd.	55,500	28,894
China Chuanglian Education Group, Ltd. (I)	948,000	16,891
China Everbright Water, Ltd.	107,200	32,863
China Gold International Resources Corp., Ltd. (I)	71,482	145,311
FIH Mobile, Ltd.	768,000	297,542
New Sports Group, Ltd. (I)	3,350,000	37,966
Sino Grandness Food Industry Group, Ltd. (L)	96,800	18,272
Cyprus 0.0%		18,540
Deep Sea Supply PLC (I)	41,514	6,488
Songa Offshore (I)	3,062	12,052
Denmark 1.9%		10,724,879
ALK-Abello A/S	1,709	228,053
Alm Brand A/S	24,043	198,437
Ambu A/S, Class B (I)	8,049	323,790
Bang & Olufsen A/S (I)	10,302	145,931
Bavarian Nordic A/S (I)	7,896	313,639

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       14

	Shares	Value
Denmark (continued)
Brodrene Hartmann A/S	809	$40,969
D/S Norden A/S (I)(L)	7,161	136,185
Dfds A/S	10,583	581,304
FLSmidth & Company A/S	10,624	520,652
Fluegger A/S, B Shares	225	10,850
GN Store Nord A/S	39,731	904,146
H+H International A/S, Class B (I)	3,161	33,299
Harboes Bryggeri A/S, Class B	1,452	29,048
IC Group A/S	2,299	54,824
Jeudan A/S (I)	395	39,341
Jyske Bank A/S	15,688	806,645
Matas A/S	3,111	44,953
NKT Holding A/S	7,296	514,144
NNIT A/S (S)	824	22,545
Nordjyske Bank A/S	2,607	45,323
Parken Sport & Entertainment A/S (I)	864	9,349
Per Aarsleff Holding A/S	5,770	134,547
Ringkjoebing Landbobank A/S	1,194	245,976
Rockwool International A/S, A Shares	128	20,238
Rockwool International A/S, B Shares	2,181	360,010
Royal Unibrew A/S	11,745	457,386
RTX A/S	2,386	50,892
Santa Fe Group A/S (I)	4,792	38,860
Schouw & Company A/S	3,669	287,976
SimCorp A/S	10,985	611,100
Solar A/S, B Shares	1,619	89,862
Spar Nord Bank A/S	28,264	313,033
Sydbank A/S	21,448	741,546
TDC A/S (I)	178,185	957,442
TK Development A/S (I)(L)	17,289	23,639
Topdanmark A/S (I)	18,527	469,026
Tryg A/S	15,150	281,491
United International Enterprises	560	99,677
Vestjysk Bank A/S (I)	3,265	6,783
William Demant Holding A/S (I)	22,348	457,331
Zealand Pharma A/S (I)	4,570	74,637
Faroe Islands 0.1%		354,431
Bakkafrost P/F	9,028	335,976
BankNordik P/F	953	18,455
Finland 2.6%		14,978,194
Ahlstrom OYJ	3,929	61,627
Aktia Bank OYJ	6,176	63,204
Alma Media OYJ (I)	11,325	64,780
Amer Sports OYJ	28,826	683,916
Apetit OYJ	930	14,034
Aspo OYJ	6,753	62,854

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       15

	Shares	Value
Finland (continued)
Atria OYJ	2,503	$29,046
BasWare OYJ (I)	2,688	104,437
Bittium OYJ (L)	8,815	58,130
Cargotec OYJ, B Shares	12,137	589,564
Caverion Corp.	28,111	205,011
Citycon OYJ (I)	125,576	297,740
Comptel OYJ (L)	25,749	82,600
Cramo OYJ	10,826	234,282
Digia OYJ	2,622	8,278
Elisa OYJ	34,577	1,151,955
F-Secure OYJ	25,386	88,627
Finnair OYJ (I)	15,392	68,129
Fiskars OYJ ABP	9,196	193,801
HKScan OYJ, A Shares	7,997	28,789
Huhtamaki OYJ	26,131	942,033
Ilkka-Yhtyma OYJ	2,083	6,307
Kemira OYJ	31,752	403,949
Kesko OYJ, A Shares	4,901	228,127
Kesko OYJ, B Shares	16,574	759,906
Konecranes OYJ	14,408	517,346
Lassila & Tikanoja OYJ	8,112	162,627
Lemminkainen OYJ	1,173	23,224
Metsa Board OYJ (L)	55,838	373,639
Metso OYJ	24,221	714,209
Nokian Renkaat OYJ	26,945	1,059,031
Olvi OYJ, A Shares	4,469	124,386
Oriola-KD OYJ, B Shares	34,443	143,568
Orion OYJ, Class A	7,999	405,320
Orion OYJ, Class B	22,072	1,087,768
Outokumpu OYJ (I)	90,690	895,777
Outotec OYJ (I)(L)	50,915	285,866
PKC Group OYJ	5,912	146,477
Ponsse OYJ	2,655	59,483
Poyry OYJ (I)	12,889	44,081
QT Group OYJ (I)	2,622	19,304
Raisio OYJ	29,283	110,137
Ramirent OYJ	21,388	181,398
Rapala VMC OYJ	617	2,935
Revenio Group OYJ	1,456	47,540
Sanoma OYJ	30,655	268,898
SRV Group OYJ	8,532	41,220
Stockmann OYJ ABP, A Shares (I)	1,949	15,774
Stockmann OYJ ABP, B Shares (I)(L)	12,575	102,530
Talvivaara Mining Company PLC (I)	90,559	291
Technopolis OYJ	32,356	104,131
Teleste OYJ	2,221	20,303
Tieto OYJ	14,792	411,695

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       16

	Shares	Value
Finland (continued)
Tikkurila OYJ	11,808	$236,475
Uponor OYJ	15,403	264,667
Vaisala OYJ, A Shares	2,696	91,147
Valmet OYJ	22,943	352,690
YIT OYJ	33,814	233,131
France 4.8%		27,513,648
ABC Arbitrage	1,837	13,036
Actia Group	2,573	24,079
Air France-KLM (I)(L)	40,150	282,950
Akka Technologies	1,972	76,205
Albioma SA	6,640	114,489
Altamir	3,756	52,865
Alten SA	9,762	675,165
Altran Technologies SA (I)	39,254	619,280
APRIL SA	6,582	87,580
Archos (I)	432	573
Assystem	3,379	104,543
Aubay	2,137	59,044
Axway Software SA	2,311	76,206
Bastide le Confort Medical	507	16,812
Beneteau SA	11,528	139,339
BioMerieux	3,951	607,586
Boiron SA	2,495	228,159
Bonduelle SCA	4,300	119,078
Bourbon SA (L)	3,334	44,704
Burelle SA	113	126,141
Catering International Services	1,089	20,721
Cegedim SA (I)(L)	2,125	59,699
CGG SA (I)(L)	4,301	39,280
Chargeurs SA	7,024	146,347
Cie des Alpes	2,539	51,367
Cie Plastic Omnium SA	17,595	594,331
Coface SA (I)	4,795	35,015
Derichebourg SA	22,002	100,360
Devoteam SA	1,595	100,998
Edenred	36,613	828,820
Electricite de Strasbourg SA	142	16,781
Elior Group (S)	17,318	388,808
Elis SA	3,110	58,340
Eramet (I)	1,524	82,556
Esso SA Francaise (I)	871	38,552
Euler Hermes Group	3,649	321,796
Exel Industries SA, A Shares	343	26,914
Faurecia	19,318	849,639
Fleury Michon SA	344	22,140
Gaumont SA	489	29,768

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       17

	Shares	Value
France (continued)
Gaztransport Et Technigaz SA	5,930	$218,674
GEA	126	11,680
GL Events	2,191	42,269
Groupe Crit	997	80,936
Groupe Eurotunnel SE	12,449	116,145
Groupe Fnac SA (I)	6,663	398,402
Groupe Gorge (I)	1,438	30,927
Groupe Open	1,805	48,790
Guerbet	1,640	148,003
Haulotte Group SA	3,951	56,307
Havas SA	29,492	254,932
HERIGE SADCS (I)	539	16,681
HiPay Group SA (I)	1,631	20,924
ID Logistics Group (I)	507	75,351
Imerys SA	6,258	505,219
Interparfums SA	3,412	104,414
Ipsen SA	10,827	961,845
IPSOS	11,919	383,941
Jacquet Metal Service	4,366	97,580
Korian SA	12,892	364,788
Lagardere SCA	36,324	913,468
Laurent-Perrier	809	60,577
Le Belier	517	22,797
Le Noble Age	1,630	66,682
Lectra	5,145	115,076
Linedata Services	957	46,350
LISI	4,899	179,057
Maisons France Confort SA	1,083	57,091
Manitou BF SA	3,046	67,412
Manutan International	731	53,417
Mersen	3,103	73,630
METabolic EXplorer SA (I)	8,100	21,192
Metropole Television SA	16,057	340,184
MGI Coutier	3,975	130,405
Naturex (I)	2,163	195,048
Neopost SA	10,560	318,090
Nexans SA	9,796	505,427
Nexity SA	10,836	522,897
Nicox (I)	6,072	56,716
NRJ Group (I)	6,372	69,629
Oeneo SA	7,687	70,021
Onxeo SA (I)	11,077	29,574
Onxeo SA (Copenhagen Stock Exchange) (I)	2,056	5,530
Orpea	11,444	993,999
PCAS	1,228	17,609
Pierre & Vacances SA (I)(L)	1,671	73,304
Plastivaloire	180	27,932

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       18

	Shares	Value
France (continued)
PSB Industries SA	506	$29,251
Rallye SA	7,111	161,572
Rexel SA	67,387	1,090,294
Robertet SA	258	99,221
Rothschild & Company	4,666	128,316
Rubis SCA	12,695	1,190,800
Samse SA	285	44,837
Sartorius Stedim Biotech	6,276	399,801
Savencia SA	1,381	110,419
Seche Environnement SA	1,291	42,077
Sequana SA (I)	13,574	20,021
Societe Internationale de Plantations d'Heveas SA (I)	288	19,038
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,359
SOITEC (I)	6,440	269,209
Solocal Group (I)(L)	168,223	528,216
Somfy SA	386	167,512
Sopra Steria Group	4,503	568,924
SPIE SA	12,387	299,390
Ste Industrielle d'Aviation Latecoere SA (I)	19,817	86,897
Stef SA	1,010	82,807
Store Electronic (I)	1,989	63,887
Synergie SA	3,235	129,240
Tarkett SA	3,863	161,577
Technicolor SA	88,478	369,386
Teleperformance	17,083	1,891,089
Television Francaise 1	37,625	426,851
Tessi SA	606	84,777
TFF Group	88	10,631
Thermador Groupe	1,234	111,636
Touax SA (I)	271	3,249
Trigano SA	2,414	217,062
UBISOFT Entertainment (I)	30,560	1,121,078
Union Financiere de France Banque SA	1,403	37,139
Vallourec SA (I)	81,681	448,219
Valneva SE (I)(L)	15,085	41,541
Vetoquinol SA	1,028	54,447
Vicat SA	5,741	363,119
VIEL & Compagnie SA	6,888	32,459
Vilmorin & Compagnie SA	1,846	130,696
Virbac SA (I)	937	168,138
Vranken-Pommery Monopole Group SA	407	9,795
Worldline SA (I)(S)	1,478	42,683
Gabon 0.0%		36,200
Total Gabon	211	36,200
Georgia 0.1%		403,418
BGEO Group PLC	11,586	403,418

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       19

	Shares	Value
Germany 5.8%		$33,354,566
Aareal Bank AG	20,182	744,102
Adler Modemaerkte AG	2,325	11,868
ADVA Optical Networking SE (I)	11,973	125,897
AIXTRON SE (I)	17,077	58,420
All For One Steeb AG	87	5,600
Allgeier SE	1,638	32,095
Amadeus Fire AG	1,391	114,508
Atoss Software AG	232	16,182
Aurubis AG (L)	11,266	649,359
Axel Springer SE	12,430	649,597
Basler AG	410	30,603
Bauer AG	3,326	48,206
BayWa AG	3,494	113,935
Bechtle AG	4,494	468,091
Bertrandt AG	1,317	130,494
Bijou Brigitte AG	1,339	82,486
Bilfinger SE	9,686	382,030
Biotest AG	2,718	53,392
Borussia Dortmund GmbH & Company KGaA	20,109	110,273
CANCOM SE	4,378	214,495
Carl Zeiss Meditec AG	7,782	336,607
CENIT AG	3,265	72,829
CENTROTEC Sustainable AG	3,253	59,860
Cewe Stiftung & Company KGAA	1,962	165,544
Clere AG (I)	388	6,596
comdirect bank AG	8,923	87,291
CompuGroup Medical AG	6,226	249,324
Constantin Medien AG (I)	13,725	27,668
CropEnergies AG	7,965	69,902
CTS Eventim AG & Company KGaA	11,374	413,534
Data Modul AG	635	41,615
Delticom AG	2,124	38,698
Deutsche Beteiligungs AG	222	7,928
Deutsche Pfandbriefbank AG (S)	12,106	128,087
Deutz AG	36,545	219,949
DIC Asset AG	12,755	128,114
DMG Mori AG	13,858	670,869
Dr Hoenle AG	1,598	54,865
Draegerwerk AG & Company KGaA	970	66,527
Drillisch AG (L)	9,361	424,161
Duerr AG	7,102	588,458
Eckert & Ziegler AG	1,622	43,329
Elmos Semiconductor AG	2,876	57,820
ElringKlinger AG (L)	7,805	141,039
Euromicron AG (I)	2,304	17,213
Evotec AG (I)	29,203	225,514
Fielmann AG	6,430	475,958

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       20

	Shares	Value
Germany (continued)
First Sensor AG (I)	680	$9,543
Francotyp-Postalia Holding AG	2,607	14,046
Fraport AG Frankfurt Airport Services Worldwide	10,506	657,271
Freenet AG	34,294	1,022,200
FUCHS PETROLUB SE	7,224	306,545
Gerresheimer AG	9,481	742,965
Gerry Weber International AG	6,184	69,787
Gesco AG	3,198	79,464
GFK SE	4,863	261,395
GFT Technologies SE	3,876	81,637
Grammer AG	4,719	281,627
GRENKE AG	1,386	242,297
H&R GmbH & Company KGaA (I)	4,527	70,645
Hamburger Hafen und Logistik AG	6,944	137,563
Heidelberger Druckmaschinen AG (I)	81,984	203,888
Hella KGaA Hueck & Company	3,502	138,344
HolidayCheck Group AG (I)	7,724	21,480
Hornbach Baumarkt AG	1,951	61,387
HUGO BOSS AG	4,590	315,642
Indus Holding AG	6,323	389,480
Init Innovation In Traffic Systems AG	1,525	24,241
Intershop Communications AG (I)	2,654	3,258
Isra Vision AG	1,055	132,681
IVU Traffic Technologies AG (I)	5,399	16,250
Jenoptik AG	15,115	336,427
K+S AG	15,479	361,500
KION Group AG	14,426	841,188
Kloeckner & Company SE (I)	24,691	323,152
Koenig & Bauer AG	4,776	269,378
Kontron AG (I)	10,583	33,698
Krones AG	3,797	393,492
KSB AG	73	27,835
KWS Saat SE	707	213,793
LANXESS AG	25,081	1,701,806
LEG Immobilien AG (I)	17,094	1,407,741
Leifheit AG	500	33,187
Leoni AG	9,119	365,645
LPKF Laser & Electronics AG (I)(L)	5,509	50,259
Manz AG (I)	1,315	55,147
MasterFlex AG (I)	414	3,048
Mediclin AG (I)	8,179	49,797
Medigene AG (I)	5,784	77,278
MLP AG	16,444	87,856
msg life AG (I)	4,454	11,980
MTU Aero Engines AG	13,265	1,683,283
Nemetschek SE	5,691	308,028
Nexus AG	3,187	66,506

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       21

	Shares	Value
Germany (continued)
Nordex SE (I)(L)	19,130	$281,243
Norma Group SE	8,179	351,798
OHB SE	2,007	42,202
OSRAM Licht AG	19,717	1,170,642
Paragon AG	613	30,896
PATRIZIA Immobilien AG (I)	11,244	210,285
Pfeiffer Vacuum Technology AG	1,677	179,233
PNE Wind AG	19,837	52,249
PSI AG	1,649	21,479
Puma SE	709	220,663
PVA TePla AG (I)	1,400	3,400
QSC AG	22,475	39,608
R Stahl AG	823	26,395
Rational AG	916	419,448
Rheinmetall AG	10,807	824,771
RHOEN-KLINIKUM AG	9,077	228,342
RIB Software AG	6,795	87,685
SAF-Holland SA	13,030	187,978
Salzgitter AG	13,919	507,898
Schaltbau Holding AG (L)	1,401	46,808
SHW AG	1,989	63,594
Siltronic AG (I)	1,144	70,421
Sixt Leasing SE	608	11,403
Sixt SE	3,273	167,316
SMA Solar Technology AG (L)	3,049	76,811
SMT Scharf AG (I)	1,261	18,080
Softing AG	2,069	27,412
Software AG	13,916	515,879
Solarworld AG (I)	90	404
STADA Arzneimittel AG	20,298	1,227,498
Stroeer SE (L)	6,630	331,274
Suedzucker AG	24,997	637,377
Suess MicroTec AG (I)	6,836	60,783
Surteco SE	1,666	41,878
TAG Immobilien AG	34,766	474,694
Takkt AG	10,249	230,404
Technotrans AG	2,703	72,548
TLG Immobilien AG	7,811	150,620
Tom Tailor Holding AG (I)	5,865	40,490
VERBIO Vereinigte BioEnergie AG	7,686	106,237
Vossloh AG (I)	2,693	172,838
VTG AG	2,456	81,259
Wacker Chemie AG	4,078	456,687
Wacker Neuson SE	8,617	164,074
Washtec AG	3,461	215,550
XING AG	783	159,420

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       22

	Shares	Value
Gibraltar 0.0%		$157,448
888 Holdings PLC	54,606	157,448
Greece 0.0%		79
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	1,810	79
TT Hellenic Postbank SA (I)	20,725	0
Greenland 0.0%		1,807
Gronlandsbanken A/S	20	1,807
Guernsey, Channel Islands 0.0%		45,585
Raven Russia, Ltd. (I)	75,604	45,585
Hong Kong 3.0%		17,343,276
Able Engineering Holdings, Ltd. (I)	1,085	144
Aeon Stores Hong Kong Company, Ltd.	22,000	19,292
Agritrade Resources, Ltd.	210,000	38,615
Alco Holdings, Ltd.	54,000	15,220
Allied Group, Ltd.	18,000	111,343
Allied Properties HK, Ltd.	622,000	146,708
Anxian Yuan China Holdings, Ltd. (I)	600,000	6,573
APAC Resources, Ltd. (I)	147,812	2,434
Applied Development Holdings, Ltd. (I)	360,000	30,137
APT Satellite Holdings, Ltd.	86,000	45,673
Asia Financial Holdings, Ltd.	94,000	46,299
Asia Satellite Telecommunications Holdings, Ltd. (I)	38,220	46,746
Asia Standard International Group, Ltd.	168,000	36,122
Associated International Hotels, Ltd.	26,000	77,019
Auto Italia Holdings (I)	950,000	17,025
BEP International Holdings, Ltd.	3,030,000	187,161
Bonjour Holdings, Ltd.	635,000	33,109
Bossini International Holdings	246,000	15,204
Bright Smart Securities & Commodities Group, Ltd.	150,000	53,273
Brightoil Petroleum Holdings, Ltd. (I)	721,000	237,534
Brockman Mining, Ltd. (I)	855,430	14,335
Burwill Holdings, Ltd. (I)	1,216,000	28,023
Cafe de Coral Holdings, Ltd.	92,000	305,600
CCT Fortis Holdings, Ltd.	72,000	9,919
Century City International Holdings, Ltd.	452,000	32,607
CGN Mining Company, Ltd. (I)	300,000	32,486
Champion Technology Holdings, Ltd. (I)	986,000	16,751
Chen Hsong Holdings	40,000	10,085
Chevalier International Holdings, Ltd.	45,524	72,101
China Energy Development Holdings, Ltd. (I)	1,256,000	13,274
China Ever Grand Financial Leasing Group Company, Ltd. (I)	1,760,000	22,627
China Flavors & Fragrances Company, Ltd.	68,000	20,058
China Metal International Holdings, Inc.	116,000	35,564
China Solar Energy Holdings, Ltd. (I)	127,000	2,945
China Star Entertainment, Ltd. (I)	126,000	7,689
China Strategic Holdings, Ltd. (I)	1,372,500	28,266

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

	Shares	Value
Hong Kong (continued)
China Ting Group Holdings, Ltd.	384,000	$27,701
China Wah Yan Healthcare, Ltd. (I)	157,500	833
Chinese Estates Holdings, Ltd.	50,000	75,482
Chow Sang Sang Holdings International, Ltd.	92,000	204,435
Chuang's Consortium International, Ltd.	404,021	79,630
CITIC Telecom International Holdings, Ltd.	446,000	139,574
CK Life Sciences International Holdings, Inc.	890,000	81,336
CNQC International Holdings, Ltd.	47,500	17,320
Common Splendor International Health Industry Group, Ltd. (I)	436,000	37,606
Continental Holdings, Ltd. (I)	510,000	8,854
Convenience Retail Asia, Ltd.	68,000	33,876
Convoy Global Holdings, Ltd. (I)	630,000	17,112
Cowell e Holdings, Inc. (I)	51,000	15,559
CP Lotus Corp. (I)	280,000	4,539
Crocodile Garments (I)	106,000	15,143
Cross-Harbour Holdings, Ltd.	22,000	31,575
CSI Properties, Ltd.	1,976,333	85,246
Dah Sing Banking Group, Ltd.	118,848	231,271
Dah Sing Financial Holdings, Ltd.	43,944	323,708
Dickson Concepts International, Ltd.	63,500	22,401
DMX Technologies Group, Ltd. (I)	34,000	2,645
Eagle Nice International Holdings, Ltd.	46,000	12,372
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	861,000	77,588
Emperor Entertainment Hotel, Ltd.	135,000	32,172
Emperor International Holdings, Ltd.	466,250	142,266
Emperor Watch & Jewellery, Ltd. (I)	1,270,000	49,121
ENM Holdings, Ltd. (I)	60,000	4,637
EPI Holdings, Ltd. (I)	846,000	24,935
Esprit Holdings, Ltd. (I)	510,050	482,951
eSun Holdings, Ltd. (I)	113,000	12,626
Fairwood Holdings, Ltd. (L)	21,000	78,297
Far East Consortium International, Ltd.	349,478	159,385
First Pacific Company, Ltd.	396,000	290,001
First Shanghai Investments, Ltd.	192,000	29,655
Fountain SET Holdings, Ltd.	188,000	26,145
Future Bright Holdings, Ltd.	162,000	15,017
G-Resources Group, Ltd.	6,610,800	122,624
GCL New Energy Holdings, Ltd. (I)	1,544,000	78,499
Get Nice Financial Group, Ltd.	53,100	6,359
Get Nice Holdings, Ltd.	1,798,000	62,535
Giordano International, Ltd.	395,708	215,508
Global Brands Group Holding, Ltd. (I)	1,594,000	186,812
Glorious Sun Enterprises, Ltd.	146,000	18,628
Gold Peak Industries Holding, Ltd.	90,000	8,812
Gold-Finance Holdings, Ltd. (I)	240,000	29,731
Guangnan Holdings, Ltd.	108,000	15,587

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

	Shares	Value
Hong Kong (continued)
Guoco Group, Ltd.	4,000	$47,916
Guotai Junan International Holdings, Ltd.	664,600	223,348
Haitong International Securities Group, Ltd.	492,791	299,142
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	25,679
Hao Tian Development Group, Ltd. (I)	387,200	22,483
Harbour Centre Development, Ltd.	37,500	72,438
HKBN, Ltd.	222,500	259,253
HKR International, Ltd. (I)	177,600	96,747
Hong Kong Aircraft Engineering Company, Ltd.	12,000	82,129
Hong Kong Ferry Holdings Company, Ltd.	46,000	52,424
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	7,378
Hong Kong Television Network, Ltd. (I)	31,000	5,663
Hong Kong Television Network, Ltd., ADR (I)	1,717	6,061
HongDa Financial Holding, Ltd. (I)	240,000	8,661
Hongkong Chinese, Ltd.	224,000	41,527
Hop Hing Group Holdings, Ltd.	920,000	21,668
Hopewell Holdings, Ltd.	168,500	615,202
Hsin Chong Group Holdings, Ltd. (I)	736,000	39,809
Huarong Investment Stock Corp., Ltd. (I)	140,000	23,429
Hung Hing Printing Group, Ltd.	76,216	14,925
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	121,469
I-CABLE Communications, Ltd. (I)	183,000	21,906
Imagi International Holdings, Ltd. (I)	938,250	13,029
iOne Holdings, Ltd. (I)	980,000	28,769
IPE Group, Ltd.	220,000	56,662
IRC, Ltd. (I)	864,666	46,159
IT, Ltd.	146,808	63,246
ITC Corp., Ltd.	271,327	22,701
ITC Properties Group, Ltd.	48,838	20,685
Johnson Electric Holdings, Ltd.	99,500	285,046
K Wah International Holdings, Ltd.	151,826	84,656
Kader Holdings Company, Ltd.	248,000	25,555
Keck Seng Investments, Ltd.	1,000	812
Kerry Logistics Network, Ltd.	159,000	209,765
Kingmaker Footwear Holdings, Ltd.	54,000	14,606
Kowloon Development Company, Ltd.	108,000	111,271
Kuangchi Science, Ltd. (I)	109,000	45,332
Kwoon Chung Bus Holdings, Ltd.	20,000	10,223
L'sea Resources International Holdings, Ltd. (I)	510,000	7,111
Lai Sun Development Company, Ltd.	3,594,333	85,204
Landing International Development, Ltd. (I)	1,965,000	14,174
Landsea Green Properties Company, Ltd.	120,000	9,737
Lifestyle China Group, Ltd. (I)	53,500	13,582
Lifestyle International Holdings, Ltd.	170,000	221,655
Lippo China Resources, Ltd.	1,028,000	30,833
Lippo, Ltd.	31,250	19,145

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

	Shares	Value
Hong Kong (continued)
Lisi Group Holdings, Ltd.	490,000	$43,543
Liu Chong Hing Investment, Ltd.	60,000	86,411
Luk Fook Holdings International, Ltd.	97,000	281,653
Lung Kee Holdings, Ltd.	48,000	17,983
Magnificent Estates	438,000	10,430
Man Sang International, Ltd. (I)	126,000	8,925
Man Wah Holdings, Ltd.	351,200	230,961
Mandarin Oriental International, Ltd.	17,600	23,047
Mason Financial Holdings, Ltd. (I)	1,089,000	16,978
Master Glory Group, Ltd.	2,330,662	63,027
Melco International Development, Ltd.	211,000	323,717
Midland Holdings, Ltd. (I)	270,000	73,753
Midland IC&I, Ltd. (I)	1,480,000	10,849
Ming Fai International Holdings, Ltd.	41,000	5,540
Miramar Hotel & Investment Company, Ltd.	46,000	94,671
National Electronic Holdings, Ltd.	88,000	12,469
National United Resources Holdings, Ltd. (I)	1,090,000	19,938
Neo-Neon Holdings, Ltd. (I)	134,000	17,972
NetMind Financial Holdings, Ltd. (I)	2,711,040	19,530
New Times Energy Corp., Ltd. (I)	36,600	1,228
NewOcean Energy Holdings, Ltd.	282,000	102,375
Next Digital, Ltd. (I)	276,000	13,288
Nine Express, Ltd. (I)	210,000	9,045
Noble Group, Ltd. (I)(L)	2,076,800	340,185
O Luxe Holdings, Ltd. (I)	415,500	42,814
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	240,000	20,404
Orient Overseas International, Ltd.	59,000	346,308
Oriental Watch Holdings, Ltd.	190,000	39,218
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,837
Pacific Basin Shipping, Ltd. (I)	1,042,000	228,171
Pacific Textiles Holdings, Ltd.	193,000	215,317
Pak Fah Yeow International, Ltd.	20,000	9,193
Paliburg Holdings, Ltd.	71,380	23,448
Paradise Entertainment, Ltd. (I)	176,000	31,012
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	20,662
Perfect Shape PRC Holdings, Ltd.	92,000	8,055
Pico Far East Holdings, Ltd.	208,000	76,326
Playmates Holdings, Ltd.	74,000	95,683
Playmates Toys, Ltd.	164,000	29,144
Polytec Asset Holdings, Ltd.	600,000	47,128
Public Financial Holdings, Ltd.	122,000	54,680
PYI Corp., Ltd. (I)	1,336,801	29,453
Quam, Ltd.	220,000	33,996
Regal Hotels International Holdings, Ltd.	171,200	93,946
Regina Miracle International Holdings, Ltd. (S)	16,000	12,591
Sa Sa International Holdings, Ltd.	206,898	84,518

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

	Shares	Value
Hong Kong (continued)
SAS Dragon Holdings, Ltd.	84,000	$18,953
SEA Holdings, Ltd.	52,000	104,252
SEEC Media Group, Ltd. (I)	2,096,000	34,263
Shenwan Hongyuan HK, Ltd.	120,000	54,044
Shougang Concord Grand Group, Ltd. (I)	863,000	30,067
Shun Ho Technology Holdings, Ltd.	7,227	2,784
Shun Tak Holdings, Ltd.	399,250	140,349
Silver Base Group Holdings, Ltd. (I)	387,000	27,893
Sincere Watch Hong Kong, Ltd. (I)	1,190,000	29,247
Sing Tao News Corp., Ltd.	58,000	7,541
Singamas Container Holdings, Ltd. (I)	452,000	71,031
SITC International Holdings Company, Ltd.	241,000	154,554
Sitoy Group Holdings, Ltd.	135,000	31,467
SmarTone Telecommunications Holdings, Ltd.	128,089	173,812
SOCAM Development, Ltd. (I)	108,927	35,200
Solartech International Holdings, Ltd. (I)	320,000	18,548
Solomon Systech International, Ltd. (I)	504,000	30,815
Soundwill Holdings, Ltd.	25,500	46,792
South China Financial Holdings, Ltd. (I)	3,250,000	28,873
Stella International Holdings, Ltd.	132,500	187,968
Stelux Holdings International, Ltd. (I)	200,000	13,622
Success Universe Group, Ltd. (I)	360,000	10,191
Sun Hung Kai & Company, Ltd.	169,318	110,544
Sunwah Kingsway Capital Holdings, Ltd.	360,000	6,678
TAI Cheung Holdings, Ltd. (L)	82,000	77,133
Tan Chong International, Ltd.	63,000	19,316
Tao Heung Holdings, Ltd.	95,000	26,055
Television Broadcasts, Ltd.	95,000	415,475
Termbray Industries International Holdings, Ltd. (I)	94,000	7,868
Texwinca Holdings, Ltd.	234,000	153,691
The 13 Holdings, Ltd. (I)	180,000	51,723
The Hong Kong Building & Loan Agency, Ltd. (I)	224,000	10,236
The Hongkong & Shanghai Hotels, Ltd.	199,500	225,942
Titan Petrochemicals Group, Ltd. (I)	600,000	9,037
TOM Group, Ltd. (I)	300,000	71,121
Town Health International Medical Group, Ltd.	380,000	60,719
Tradelink Electronic Commerce, Ltd.	186,000	38,793
Transport International Holdings, Ltd.	61,600	185,256
Trinity, Ltd. (I)	408,000	33,677
TSC Group Holdings, Ltd. (I)	111,000	15,717
Tsui Wah Holdings, Ltd.	170,000	27,800
United Laboratories International Holdings, Ltd. (I)	182,500	117,494
Up Energy Development Group, Ltd. (I)	898,000	14,923
Upbest Group, Ltd.	8,000	1,237
Value Convergence Holdings, Ltd. (I)	172,000	39,884
Valuetronics Holdings, Ltd.	76,500	37,109
Vanke Property Overseas, Ltd.	35,000	22,561

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       27

	Shares	Value
Hong Kong (continued)
Vantage International Holdings, Ltd.	38,000	$4,887
Varitronix International, Ltd.	71,000	33,471
Victory City International Holdings, Ltd.	674,701	22,576
Vitasoy International Holdings, Ltd.	214,000	421,028
VS International Group, Ltd. (I)	232,000	9,113
VST Holdings, Ltd.	218,400	70,532
VTech Holdings, Ltd.	42,900	483,934
Wai Kee Holdings, Ltd.	72,000	27,502
Winfull Group Holdings, Ltd. (I)	552,000	13,358
Wing On Company International, Ltd.	17,000	55,298
Wing Tai Properties, Ltd.	68,000	46,855
Xinyi Glass Holdings, Ltd.	566,000	513,168
Yat Sing Holdings, Ltd. (I)	150,000	108,144
Yeebo International Holding	74,000	41,862
YGM Trading, Ltd.	22,000	20,689
Yuan Heng Gas Holdings, Ltd. (I)	152,000	14,284
ZH International Holdings, Ltd. (I)	320,000	8,613
India 0.1%		326,855
Vedanta Resources PLC	30,659	326,855
Ireland 0.8%		4,745,605
C&C Group PLC	77,393	317,706
Datalex PLC	860	3,052
FBD Holdings PLC (I)	8,155	67,798
Glanbia PLC	35,466	694,631
Grafton Group PLC	65,683	512,510
Greencore Group PLC	203,415	654,587
IFG Group PLC	22,431	42,079
Independent News & Media PLC (I)	70,031	8,163
Irish Continental Group PLC	37,263	199,435
Kingspan Group PLC	31,956	981,600
Smurfit Kappa Group PLC	23,151	614,884
Tarsus Group PLC	10,899	37,406
UDG Healthcare PLC	71,593	611,754
Isle of Man 0.3%		1,661,058
GVC Holdings PLC	45,938	396,182
Hansard Global PLC	11,952	14,833
Paysafe Group PLC (I)	111,027	582,669
Playtech PLC	60,239	667,374
Israel 1.0%		5,578,470
Africa Israel Investments, Ltd. (I)	48,492	8,166
Africa Israel Properties, Ltd. (I)	4,092	81,488
Airport City, Ltd. (I)	14,404	175,528
Allot Communications, Ltd. (I)	6,042	29,952
Alrov Properties And Lodgings, Ltd.	2,216	51,275
Amot Investments, Ltd.	23,203	107,440

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

	Shares	Value
Israel (continued)
Ashtrom Properties, Ltd.	9,788	$36,141
AudioCodes, Ltd. (I)	10,243	69,707
Avgol Industries 1953, Ltd.	22,734	29,097
Azorim-Investment Development & Construction Company, Ltd. (I)	18,223	18,783
Bayside Land Corp.	189	74,687
Big Shopping Centers 2004, Ltd.	1,037	74,680
Blue Square Real Estate, Ltd.	1,517	67,869
Cellcom Israel, Ltd. (I)	1,000	10,980
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	12,876	141,958
Ceragon Networks, Ltd. (I)	14,289	52,226
Clal Biotechnology Industries, Ltd. (I)	10,503	8,890
Clal Insurance Enterprise Holdings, Ltd. (I)	7,348	114,919
Cohen Development & Industrial Buildings, Ltd. (I)	330	9,731
Compugen, Ltd. (I)	14,225	61,799
Delek Automotive Systems, Ltd.	9,482	92,134
Delta-Galil Industries, Ltd.	2,614	74,661
Direct Insurance Financial Investments, Ltd.	3,707	36,745
El Al Israel Airlines	81,198	57,834
Electra Consumer Products 1970, Ltd.	1,463	25,003
Electra, Ltd.	501	96,665
Elron Electronic Industries, Ltd.	3,504	16,847
Energix-Renewable Energies, Ltd.	17,713	11,698
Equital, Ltd. (I)	1,514	33,470
Evogene, Ltd. (I)	5,330	27,946
First International Bank of Israel, Ltd.	9,250	144,915
FMS Enterprises Migun, Ltd.	571	17,901
Formula Systems, Ltd.	2,529	102,685
Fox Wizel, Ltd.	1,319	23,288
Gilat Satellite Networks, Ltd. (I)	759	4,008
Gilat Satellite Networks, Ltd. (Tel Aviv Stock Exchange) (I)	8,681	46,225
Hadera Paper, Ltd. (I)	503	21,115
Hamlet Israel-Canada, Ltd.	922	15,374
Harel Insurance Investments & Financial Services, Ltd.	27,703	151,122
Hilan, Ltd.	3,144	52,080
IDI Insurance Company, Ltd.	1,031	52,812
Industrial Buildings Corp. (I)	23,362	30,255
Israel Discount Bank, Ltd., Class A (I)	188,222	416,602
Jerusalem Oil Exploration (I)	2,191	116,990
Kamada, Ltd. (I)	6,944	47,655
Kerur Holdings, Ltd.	1,002	29,823
Klil Industries, Ltd.	124	13,304
Magic Software Enterprises, Ltd.	7,541	58,562
Matrix IT, Ltd.	12,618	106,211
Maytronics, Ltd.	8,528	33,853
Mazor Robotics, Ltd. (I)	10,643	125,232
Melisron, Ltd.	4,255	211,937
Menora Mivtachim Holdings, Ltd. (I)	5,678	61,927

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       29

	Shares	Value
Israel (continued)
Migdal Insurance & Financial Holding, Ltd.	107,971	$107,063
Mivtach Shamir Holdings, Ltd. (I)	1,455	32,070
Naphtha Israel Petroleum Corp., Ltd. (I)	10,647	75,634
Neto ME Holdings, Ltd.	407	35,107
Nova Measuring Instruments, Ltd. (I)	6,254	105,262
Oil Refineries, Ltd.	304,144	122,150
Partner Communications Company, Ltd. (I)	26,415	166,643
Paz Oil Company, Ltd.	1,390	224,928
Perion Network, Ltd. (I)	699	1,396
Plasson Industries, Ltd.	1,061	35,436
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	68,832
Sapiens International Corp. NV	7,101	100,639
Scope Metals Group, Ltd.	2,176	52,307
Shapir Engineering and Industry, Ltd.	16,608	42,937
Shikun & Binui, Ltd.	55,757	126,612
Shufersal, Ltd. (I)	16,287	73,330
Strauss Group, Ltd.	8,025	139,848
Summit Real Estate Holdings, Ltd. (I)	7,820	49,163
The Phoenix Holdings, Ltd. (I)	18,426	75,717
Tower Semiconductor, Ltd. (I)	4,384	100,613
Tower Semiconductor, Ltd. (Tel Aviv Stock Exchange) (I)	10,765	247,808
Union Bank of Israel, Ltd. (I)	2,889	12,780
Italy 3.9%		22,774,230
A2A SpA	420,439	583,532
ACEA SpA	14,382	182,628
Aeffe SpA (I)(L)	10,932	15,371
Amplifon SpA	37,857	405,160
Anima Holding SpA (S)	59,203	316,935
Ansaldo STS SpA	30,775	379,909
Arnoldo Mondadori Editore SpA (I)	31,284	51,180
Ascopiave SpA	21,071	64,506
Astaldi SpA	16,735	115,361
Autogrill SpA	39,061	345,435
Azimut Holding SpA	30,101	504,779
Banca Carige SpA (I)	14,180	4,161
Banca Finnat Euramerica SpA	29,383	11,191
Banca Generali SpA	16,222	391,718
Banca IFIS SpA	6,823	213,018
Banca Mediolanum SpA	45,281	295,498
Banca Monte dei Paschi di Siena SpA (I)(L)	1,513	24,171
Banca Popolare dell'Etruria e del Lazio SC (I)(L)	72,300	0
Banca Popolare di Sondrio Scarl	147,667	469,698
Banca Profilo SpA	54,501	11,571
Banco BPM SpA (L)	387,848	968,048
Banco di Desio e della Brianza SpA	13,389	30,816
BasicNet SpA	12,373	41,889

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

	Shares	Value
Italy (continued)
Biesse SpA	3,663	$77,570
BPER Banca	167,735	765,631
Brembo SpA	8,810	592,002
Brunello Cucinelli SpA	8,501	174,847
Buzzi Unicem SpA	21,411	529,863
Cairo Communication SpA	24,706	93,456
Caltagirone Editore SpA (I)	5,211	4,473
Cembre SpA	1,340	21,139
Cementir Holding SpA	13,696	76,017
Cerved Information Solutions SpA	53,996	481,978
CIR-Compagnie Industriali Riunite SpA	92,299	120,090
Credito Emiliano SpA	22,021	137,754
Credito Valtellinese SC	33,513	120,879
Danieli & C Officine Meccaniche SpA	3,407	75,384
Datalogic SpA	6,126	128,932
Davide Campari Milano SpA	92,712	938,032
De'Longhi SpA	15,589	404,593
DeA Capital SpA (I)	4,303	5,380
DiaSorin SpA	7,555	477,769
Ei Towers SpA	4,802	247,148
El.En. SpA	2,847	73,347
Elica SpA	3,807	6,266
ERG SpA	14,368	167,214
Esprinet SpA	8,885	68,560
Eurotech SpA (I)	10,718	15,024
Falck Renewables SpA	23,723	24,343
Fincantieri SpA (I)	154,820	98,347
FinecoBank Banca Fineco SpA	43,105	246,254
FNM SpA	37,416	21,398
Geox SpA (L)	22,422	48,757
Gruppo Editoriale L'Espresso SpA (I)	40,030	33,832
Gruppo Mutuionline SpA	5,093	49,022
Hera SpA	266,098	659,050
IMMSI SpA	78,958	30,625
Industria Macchine Automatiche SpA	4,290	304,059
Infrastrutture Wireless Italiane SpA (S)	52,355	236,420
Intek Group SpA (I)	26,355	5,587
Interpump Group SpA	19,231	391,768
Iren SpA	223,727	384,814
Italmobiliare SpA	2,242	110,667
Juventus Football Club SpA (I)	144,708	54,972
La Doria SpA	2,368	21,193
Maire Tecnimont SpA	28,602	77,850
MARR SpA	9,750	197,657
Mediaset SpA	213,745	878,292
Moncler SpA	36,318	693,871
Nice SpA	3,458	9,986

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       31

	Shares	Value
Italy (continued)
OVS SpA (S)	36,254	$210,429
Parmalat SpA	78,784	246,065
Piaggio & C SpA	48,605	80,559
Prelios SpA (I)(L)	11,532	1,146
Prima Industrie SpA	1,462	28,872
Prysmian SpA	55,194	1,404,962
Recordati SpA	26,162	830,229
Reno de Medici SpA	56,822	20,133
Reply SpA	1,272	169,433
Retelit SpA (I)	39,468	48,256
Sabaf SpA	1,856	20,756
SAES Getters SpA	1,603	22,555
Safilo Group SpA (I)	8,864	60,965
Saipem SpA (I)	1,559,378	711,892
Salini Impregilo SpA	49,546	166,397
Salvatore Ferragamo SpA	13,467	385,060
Saras SpA	88,973	161,984
SAVE SpA	6,889	145,745
Servizi Italia SpA	3,687	14,833
Snai SpA (I)	13,216	16,688
Societa Cattolica di Assicurazioni SCRL	34,092	213,611
Societa Iniziative Autostradali e Servizi SpA	16,402	143,775
Sogefi SpA (I)	10,059	28,382
SOL SpA	8,981	78,916
Tiscali SpA (I)	444,668	22,530
Tod's SpA	4,000	282,069
TREVI - Finanziaria Industriale SpA (I)	16,225	17,658
TXT e-solutions SpA	2,388	21,260
Unione di Banche Italiane SpA	11,522	35,936
Unipol Gruppo Finanziario SpA	152,365	578,192
UnipolSai SpA	137,555	291,911
Vittoria Assicurazioni SpA	6,250	69,221
Yoox Net-A-Porter Group SpA (I)	15,565	369,831
Zignago Vetro SpA	10,467	65,292
Japan 23.4%		134,824,125
A&D Company, Ltd.	5,600	22,748
Achilles Corp.	3,700	59,577
Adastria Company, Ltd.	7,140	184,928
ADEKA Corp.	23,791	333,215
Advan Company, Ltd.	5,000	51,664
Advance Create Company, Ltd.	1,600	28,833
Advanex, Inc.	1,000	16,655
Aeon Delight Company, Ltd.	3,300	101,953
Aeon Fantasy Company, Ltd.	1,900	51,014
Aeon Hokkaido Corp. (L)	5,400	28,842
AGORA Hospitality Group Company, Ltd. (I)	74,000	24,356

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       32

	Shares	Value
Japan (continued)
Agro-kanesho Company, Ltd.	2,700	$32,454
Ahresty Corp.	5,600	57,803
Ai Holdings Corp.	8,700	182,972
Aica Kogyo Company, Ltd.	12,800	326,983
Aichi Corp.	8,400	65,526
Aichi Steel Corp.	2,800	122,579
Aichi Tokei Denki Company, Ltd.	600	19,580
Aida Engineering, Ltd.	15,300	136,267
Ain Holdings, Inc.	4,800	344,699
Aiphone Company, Ltd.	3,100	52,045
Airport Facilities Company, Ltd.	3,800	19,732
Aisan Industry Company, Ltd.	8,500	73,170
Aisan Technology Company, Ltd.	600	20,892
AIT Corp.	1,500	13,555
Aizawa Securities Company, Ltd.	6,300	36,504
Ajis Company, Ltd.	800	38,836
Akebono Brake Industry Company, Ltd. (I)	25,300	69,133
Albis Company, Ltd.	1,500	46,860
Alconix Corp.	3,200	49,405
Alinco, Inc.	4,200	39,135
Alpen Company, Ltd.	3,600	63,917
Alpha Corp.	1,000	12,127
Alpha Systems, Inc.	1,120	19,292
Alpine Electronics, Inc.	12,015	174,170
Alps Logistics Company, Ltd.	4,500	30,587
Altech Corp.	1,800	50,734
Amano Corp.	16,500	332,365
Amiyaki Tei Company, Ltd.	900	32,568
Amuse, Inc.	3,400	61,681
Anest Iwata Corp.	8,400	81,711
Anicom Holdings, Inc. (L)	3,300	65,043
Anritsu Corp.	41,597	320,288
AOI Electronics Company, Ltd.	700	21,930
AOI TYO Holdings, Inc.	4,710	34,923
AOKI Holdings, Inc.	11,200	137,757
Aoyama Trading Company, Ltd.	12,900	483,587
Apamanshop Holdings Company, Ltd. (L)	1,500	11,339
Arakawa Chemical Industries, Ltd.	4,300	78,120
Arata Corp.	2,800	72,424
Araya Industrial Company, Ltd.	12,000	18,460
Arcland Sakamoto Company, Ltd.	7,200	94,150
Arcland Service Company, Ltd.	1,600	44,023
Arcs Company, Ltd.	9,684	218,154
Ardepro Company, Ltd.	38,000	52,742
Argo Graphics, Inc.	1,400	32,147
Ariake Japan Company, Ltd.	3,300	186,517
Arisawa Manufacturing Company, Ltd.	9,300	66,475

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       33

	Shares	Value
Japan (continued)
Arrk Corp. (I)(L)	24,300	$23,979
Artnature, Inc.	4,100	27,834
ArtSpark Holdings, Inc.	500	7,343
As One Corp.	1,800	80,436
Asahi Broadcasting Corp.	900	6,321
Asahi Company, Ltd.	4,200	48,663
Asahi Diamond Industrial Company, Ltd.	14,300	117,046
Asahi Holdings, Inc.	7,600	131,535
Asahi Kogyosha Company, Ltd.	1,300	37,180
Asahi Net, Inc.	3,000	13,851
ASAHI YUKIZAI CORP.	19,000	40,929
Asante, Inc.	1,400	21,237
Asanuma Corp.	17,000	54,405
Asatsu-DK, Inc.	7,700	203,204
Ashimori Industry Company, Ltd.	9,000	13,380
Asia Pile Holdings Corp.	4,000	22,686
ASKA Pharmaceutical Company, Ltd.	4,400	67,482
ASKUL Corp.	4,900	140,312
Asunaro Aoki Construction Company, Ltd.	4,000	29,572
Ateam, Inc.	2,800	54,452
Atom Corp.	20,700	134,497
Atsugi Company, Ltd.	40,000	48,054
Autobacs Seven Company, Ltd.	18,000	285,141
Avex Group Holdings, Inc.	9,400	137,429
Axell Corp.	1,700	12,614
Axial Retailing, Inc.	3,800	152,816
Azbil Corp.	16,000	514,560
Bando Chemical Industries, Ltd.	9,500	89,411
Bank of the Ryukyus, Ltd.	9,100	133,064
Belc Company, Ltd.	2,700	109,061
Belluna Company, Ltd.	13,600	102,460
Benefit One, Inc.	3,800	108,020
Best Denki Company, Ltd.	17,900	22,624
Bic Camera, Inc. (L)	21,600	209,280
Biofermin Pharmaceutical Company, Ltd.	1,500	42,252
BML, Inc.	5,600	122,267
Bookoff Corp. (L)	2,900	21,769
BP Castrol KK (L)	1,900	27,562
Broadband Tower, Inc.	13,500	37,095
Broadleaf Company, Ltd.	10,200	61,764
BRONCO BILLY Company, Ltd. (L)	2,300	58,415
Bunka Shutter Company, Ltd.	15,300	111,745
C Uyemura & Company, Ltd.	2,000	102,366
CAC Holdings Corp.	4,000	40,528
Calsonic Kansei Corp.	44,000	503,915
Can Do Company, Ltd.	2,700	43,244
Canon Electronics, Inc.	5,500	87,278

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       34

	Shares	Value
Japan (continued)
Capcom Company, Ltd.	10,700	$217,942
Career Design Center Company, Ltd.	200	2,030
Carlit Holdings Company, Ltd.	4,600	25,267
Cawachi, Ltd.	4,300	115,144
Central Glass Company, Ltd.	53,432	243,550
Central Security Patrols Company, Ltd.	2,100	35,128
Central Sports Company, Ltd.	1,500	46,672
CHIMNEY Company, Ltd.	1,300	33,206
Chino Corp.	1,500	17,110
Chiyoda Company, Ltd.	4,100	101,311
Chiyoda Integre Company, Ltd.	3,100	68,771
Chofu Seisakusho Company, Ltd.	2,300	55,952
Chori Company, Ltd.	3,300	58,321
Chubu Shiryo Company, Ltd.	5,200	54,670
Chudenko Corp.	5,600	118,625
Chuetsu Pulp & Paper Company, Ltd.	21,000	45,047
Chugai Mining Company, Ltd. (I)	34,900	8,995
Chugai Ro Company, Ltd.	17,000	36,768
Chugoku Marine Paints, Ltd.	16,800	126,560
Chuo Gyorui Company, Ltd.	3,000	7,796
Chuo Spring Company, Ltd.	1,000	3,107
Ci:z Holdings Company, Ltd.	5,900	173,100
Citizen Holdings Company, Ltd.	69,400	450,984
CKD Corp.	12,500	161,256
Clarion Company, Ltd.	26,000	99,784
Cleanup Corp.	5,300	40,107
CMIC Holdings Company, Ltd.	2,300	30,511
CMK Corp. (I)	13,100	74,498
Coco's Japan Company, Ltd. (L)	1,200	21,411
cocokara fine, Inc.	4,030	170,395
COLOPL, Inc.	3,000	27,816
Colowide Company, Ltd. (L)	13,000	214,107
Computer Engineering & Consulting, Ltd.	3,700	59,417
Comture Corp.	800	25,856
CONEXIO Corp.	3,500	51,225
COOKPAD, Inc. (L)	13,000	111,155
Corona Corp.	3,900	40,657
Cosel Company, Ltd.	5,400	68,592
Cosmo Energy Holdings Company, Ltd.	16,763	287,713
Cota Company, Ltd.	1,000	12,018
Create Restaurants Holdings, Inc. (L)	5,300	46,050
Create SD Holdings Company, Ltd.	6,400	147,378
Creek & River Company, Ltd. (L)	1,300	11,568
Cresco, Ltd.	1,400	30,836
CROOZ, Inc.	1,900	46,113
CTI Engineering Company, Ltd.	2,900	27,534
D.A. Consortium Holdings, Inc. (I)	4,800	53,971

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       35

	Shares	Value
Japan (continued)
Dai Nippon Toryo Company, Ltd.	33,000	$66,719
Dai-Dan Company, Ltd.	7,000	60,711
Dai-ichi Seiko Company, Ltd.	1,200	19,130
Daibiru Corp.	12,100	110,196
Daido Kogyo Company, Ltd.	12,000	31,919
Daido Metal Company, Ltd.	10,000	91,106
Daido Steel Company, Ltd.	72,000	353,628
Daidoh, Ltd.	7,200	29,807
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	30,181
Daihen Corp.	24,000	158,787
Daiho Corp.	24,000	110,595
Daiichi Jitsugyo Company, Ltd.	12,000	80,924
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	39,659
Daiichikosho Company, Ltd.	8,500	352,849
Daiken Corp.	4,000	76,311
Daiken Medical Company, Ltd.	2,900	21,381
Daiki Aluminium Industry Company, Ltd.	8,000	37,214
Daikoku Denki Company, Ltd.	2,700	43,092
Daikokutenbussan Company, Ltd.	1,600	72,352
Daikokuya Holdings Company, Ltd. (I)(L)	19,600	13,267
Daikyo, Inc.	79,144	165,630
Daikyonishikawa Corp.	5,700	75,953
Dainichi Company, Ltd.	2,100	13,756
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	17,000	106,692
Daio Paper Corp.	17,900	221,669
Daiseki Company, Ltd.	10,100	215,173
Daiseki Eco. Solution Company, Ltd.	1,320	15,405
Daishinku Corp.	1,200	16,341
Daisue Construction Company, Ltd.	2,300	21,239
Daisyo Corp. (L)	2,100	28,528
Daito Pharmaceutical Company, Ltd.	2,750	57,056
Daiwa Industries, Ltd.	5,000	47,095
Daiwabo Holdings Company, Ltd.	48,000	129,402
DCM Holdings Company, Ltd.	25,020	222,526
Denka Company, Ltd.	109,000	567,598
Denki Kogyo Company, Ltd.	12,000	59,616
Denyo Company, Ltd.	3,800	58,246
Descente, Ltd.	9,900	115,407
Dexerials Corp.	9,900	112,026
Digital Arts, Inc.	2,800	81,594
Digital Garage, Inc.	2,500	47,303
Dip Corp.	5,200	108,524
DKS Company, Ltd.	9,000	35,781
DMG Mori Company, Ltd.	28,200	445,659
Doshisha Company, Ltd.	6,500	120,002
Doutor Nichires Holdings Company, Ltd.	7,693	148,256
Dream Incubator, Inc.	1,200	22,265

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       36

	Shares	Value
Japan (continued)
DSB Company, Ltd.	2,200	$12,625
DTS Corp.	5,900	136,100
Dunlop Sports Company, Ltd.	2,300	21,459
Duskin Company, Ltd.	9,700	212,723
Dydo Drinco, Inc.	1,200	60,786
Dynic Corp.	1,000	1,708
Eagle Industry Company, Ltd.	6,600	95,083
Earth Chemical Company, Ltd.	2,500	119,057
Ebara Jitsugyo Company, Ltd.	1,300	16,115
Eco's Company, Ltd.	1,000	10,681
EDION Corp. (L)	17,700	161,454
EF-On, Inc.	3,400	30,214
eGuarantee, Inc. (L)	1,200	27,826
Eidai Company, Ltd.	8,000	37,518
Eiken Chemical Company, Ltd.	3,500	95,395
Eizo Corp.	4,400	128,535
Elecom Company, Ltd.	4,600	85,471
Elematec Corp.	2,700	46,843
Em Systems Company, Ltd.	2,000	31,213
en-japan, Inc.	5,900	114,596
Endo Lighting Corp.	3,000	24,525
Enplas Corp.	2,400	71,425
Enshu, Ltd. (I)	18,000	14,914
EPS Holdings, Inc.	8,400	116,189
eRex Company, Ltd. (L)	1,400	43,375
ES-Con Japan, Ltd. (L)	6,400	22,696
ESPEC Corp.	5,500	69,192
Excel Company, Ltd.	1,400	18,248
Exedy Corp.	7,800	222,888
F-Tech, Inc.	1,600	19,948
F@N Communications, Inc.	11,600	81,351
Faith, Inc.	510	6,149
FALCO HOLDINGS Company, Ltd.	1,000	13,389
Fancl Corp.	4,200	62,024
FCC Company, Ltd.	8,400	168,424
FDK Corp. (I)(L)	25,000	37,603
Feed One Holdings Company, Ltd.	21,840	39,641
Ferrotec Corp.	8,400	110,355
FIDEA Holdings Company, Ltd.	40,806	78,021
Fields Corp.	4,000	44,420
Financial Products Group Company, Ltd.	19,300	188,733
FINDEX, Inc. (L)	3,900	36,421
First Juken Company, Ltd.	1,100	14,209
FJ Next Company, Ltd.	5,300	37,116
Foster Electric Company, Ltd.	7,100	121,109
FP Corp.	6,400	290,476
France Bed Holdings Company, Ltd.	5,200	44,021

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       37

	Shares	Value
Japan (continued)
Freebit Company, Ltd.	1,500	$12,939
Freund Corp. (L)	3,900	51,944
FTGroup Company, Ltd. (L)	3,900	27,023
Fudo Tetra Corp.	42,200	75,568
Fuji Company, Ltd.	5,000	106,753
Fuji Corp. (L)	1,900	39,036
Fuji Corp., Ltd.	7,900	52,504
Fuji Kiko Company, Ltd.	7,000	35,984
Fuji Kosan Company, Ltd.	1,100	4,833
Fuji Kyuko Company, Ltd.	10,000	90,749
Fuji Oil Company, Ltd.	13,800	45,346
Fuji Oil Holdings, Inc.	14,900	336,110
Fuji Pharma Company, Ltd.	2,200	62,846
Fuji Seal International, Inc.	10,800	216,738
Fuji Soft, Inc.	6,200	157,692
Fujibo Holdings, Inc.	2,800	81,141
Fujicco Company, Ltd.	4,000	86,665
Fujikura Kasei Company, Ltd.	4,800	28,725
Fujikura Rubber, Ltd.	3,100	19,612
Fujikura, Ltd.	58,000	430,659
Fujimi, Inc.	4,100	90,819
Fujimori Kogyo Company, Ltd.	3,900	108,637
Fujio Food System Company, Ltd.	1,400	33,638
Fujisash Company, Ltd.	26,500	24,015
Fujishoji Company, Ltd.	2,400	26,684
Fujita Kanko, Inc. (L)	16,000	51,016
Fujitec Company, Ltd.	14,000	160,525
Fujitsu Frontech, Ltd.	3,400	43,143
Fujitsu General, Ltd.	6,000	117,454
Fujiya Company, Ltd.	21,000	42,844
Fukoku Company, Ltd.	3,000	25,378
Fukuda Corp.	6,000	55,704
Fukui Computer Holdings, Inc.	1,700	42,812
Fukushima Industries Corp.	3,700	126,667
Fukuyama Transporting Company, Ltd.	32,000	193,360
Fullcast Holdings Company, Ltd.	6,200	60,529
Fumakilla, Ltd. (L)	4,000	28,422
Funai Electric Company, Ltd.	3,500	30,215
Funai Soken Holdings, Inc.	6,820	124,334
Furukawa Battery Company, Ltd. (L)	2,000	13,822
Furukawa Company, Ltd.	87,000	179,348
Furukawa Electric Company, Ltd.	16,500	602,751
Furuno Electric Company, Ltd.	7,700	52,171
Furusato Industries, Ltd.	3,100	49,247
Furuya Metal Company, Ltd.	700	12,277
Fuso Chemical Company, Ltd.	4,100	114,241
Fuso Pharmaceutical Industries, Ltd.	1,900	48,365

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       38

	Shares	Value
Japan (continued)
Futaba Corp.	4,857	$87,981
Futaba Industrial Company, Ltd.	17,800	124,646
Future Corp.	6,000	48,181
Fuyo General Lease Company, Ltd.	4,600	219,898
G-7 Holdings, Inc.	1,300	26,942
G-Tekt Corp.	5,000	92,922
Gakken Holdings Company, Ltd.	13,000	36,109
Gakkyusha Company, Ltd.	2,400	35,282
GCA Corp.	5,100	42,990
Gecoss Corp.	3,700	37,034
Genki Sushi Company, Ltd.	1,600	32,194
Genky Stores, Inc.	700	40,797
Geo Holdings Corp.	8,500	102,599
Geostr Corp.	4,600	44,528
Gfoot Company, Ltd.	900	6,120
Giken, Ltd.	2,000	35,157
GLOBERIDE, Inc.	2,800	43,872
Glory, Ltd.	11,100	380,581
GMO Click Holdings, Inc. (L)	5,500	39,786
GMO Internet, Inc.	17,500	227,504
GMO Payment Gateway, Inc. (L)	4,200	239,319
Godo Steel, Ltd.	3,000	50,206
Gokurakuyu Company, Ltd. (L)	1,600	12,587
Goldcrest Company, Ltd.	4,370	79,841
Grandy House Corp.	3,100	11,471
Gree, Inc.	26,700	167,994
GS Yuasa Corp.	88,000	403,221
GSI Creos Corp.	11,000	14,191
Gun-Ei Chemical Industry Company, Ltd.	1,400	45,802
Gunze, Ltd.	43,000	157,913
Gurunavi, Inc.	6,800	134,847
H-One Company, Ltd.	4,900	76,453
H2O Retailing Corp.	5,600	94,766
Hagihara Industries, Inc.	1,500	35,528
Hagiwara Electric Company, Ltd.	2,200	41,965
Hakuto Company, Ltd.	3,500	34,885
Hakuyosha Company, Ltd.	200	4,856
Halows Company, Ltd.	1,900	38,694
Hamakyorex Company, Ltd.	4,400	92,829
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	18,824
Hanwa Company, Ltd.	44,000	315,537
Happinet Corp.	4,100	57,564
Hard Off Corporation Company, Ltd.	2,200	23,030
Harima Chemicals, Inc.	2,400	17,013
Haruyama Trading Company, Ltd.	2,700	23,946
Hayashikane Sangyo Company, Ltd. (I)	1,900	14,718
Hazama Ando Corp.	43,600	315,958

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       39

	Shares	Value
Japan (continued)
Hearts United Group Company, Ltd. (L)	3,200	$41,637
Heiwa Corp.	12,700	343,956
Heiwa Real Estate Company, Ltd.	8,900	125,466
Heiwado Company, Ltd.	7,700	184,630
HI-LEX Corp.	6,400	164,402
Hibiya Engineering, Ltd.	4,700	70,303
Hiday Hidaka Corp.	4,643	97,320
Himaraya Company, Ltd.	600	4,470
Hioki EE Corp.	2,600	52,884
Hirakawa Hewtech Corp. (L)	1,200	12,616
Hiramatsu, Inc. (L)	7,300	44,324
Hirata Corp. (L)	1,100	74,513
Hiroshima Gas Company, Ltd.	16,200	53,498
HIS Company, Ltd.	9,300	246,817
Hisaka Works, Ltd.	4,000	32,105
Hitachi Koki Company, Ltd.	13,200	101,873
Hitachi Kokusai Electric, Inc.	10,700	244,827
Hitachi Maxell, Ltd.	4,500	87,850
Hitachi Transport System, Ltd.	7,900	161,817
Hitachi Zosen Corp.	44,880	261,905
Hito Communications, Inc.	600	9,426
Hochiki Corp.	4,600	57,886
Hodogaya Chemical Company, Ltd.	1,600	52,230
Hogy Medical Company, Ltd.	2,800	165,427
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	5,923
Hokkaido Electric Power Company, Inc.	46,200	334,711
Hokkaido Gas Company, Ltd.	19,000	47,183
Hokkan Holdings, Ltd.	17,000	78,200
Hokko Chemical Industry Company, Ltd.	5,000	21,651
Hokuetsu Industries Company, Ltd.	6,100	54,066
Hokuetsu Kishu Paper Company, Ltd.	35,000	240,535
Hokuhoku Financial Group, Inc.	17,500	306,911
Hokuriku Electric Industry Company, Ltd.	13,000	16,322
Hokuto Corp.	6,700	129,643
Honda Tsushin Kogyo Company, Ltd.	3,300	39,650
Honeys Company, Ltd.	3,760	37,719
Hoosiers Holdings	8,400	48,149
Horiba, Ltd.	8,692	481,595
Hosiden Corp.	14,000	122,970
Hosokawa Micron Corp.	10,000	74,222
House Foods Group, Inc.	10,800	230,238
Howa Machinery, Ltd.	3,200	19,859
I-Net Corp.	2,200	23,724
Ibiden Company, Ltd.	25,100	405,782
IBJ Leasing Company, Ltd.	7,000	157,481
IBJ, Inc.	2,600	14,563
Ichibanya Company, Ltd.	2,500	82,240

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       40

	Shares	Value
Japan (continued)
Ichigo, Inc. (L)	50,000	$158,062
Ichiken Company, Ltd.	8,000	35,648
Ichikoh Industries, Ltd.	12,000	56,428
Ichinen Holdings Company, Ltd.	3,800	40,055
Ichiyoshi Securities Company, Ltd.	10,700	83,942
Icom, Inc.	1,000	21,900
Idec Corp.	7,800	84,303
IDOM, Inc.	17,400	113,497
Ihara Chemical Industry Company, Ltd.	7,000	68,877
Iino Kaiun Kaisha, Ltd.	25,700	120,703
IJT Technology Holdings Company, Ltd.	5,760	34,357
Ikegami Tsushinki Company, Ltd. (L)	19,000	25,839
Imagica Robot Holdings, Inc.	2,700	18,736
Imasen Electric Industrial	4,200	37,446
Imperial Hotel, Ltd.	1,600	30,202
Inaba Denki Sangyo Company, Ltd.	6,500	228,508
Inaba Seisakusho Company, Ltd.	1,900	22,671
Inabata & Company, Ltd.	9,800	128,374
Inageya Company, Ltd.	7,800	108,717
Ines Corp.	7,100	70,468
Infocom Corp.	2,800	39,347
Infomart Corp. (L)	17,800	94,511
Information Services International-Dentsu, Ltd.	3,200	64,610
Innotech Corp.	3,900	25,087
Intage Holdings, Inc.	4,700	93,106
Internet Initiative Japan, Inc.	8,700	158,073
Inui Global Logistics Company, Ltd.	4,890	43,004
Iriso Electronics Company, Ltd. (L)	2,500	148,803
Ise Chemical Corp.	3,000	13,087
Iseki & Company, Ltd.	51,000	117,125
Ishihara Sangyo Kaisha, Ltd. (I)	9,100	89,583
Ishii Iron Works Company, Ltd.	900	14,126
Istyle, Inc. (L)	5,100	43,442
Itfor, Inc.	6,100	34,347
Itochu Enex Company, Ltd.	11,400	95,971
Itochu-Shokuhin Company, Ltd.	1,400	56,900
Itoki Corpitoki Corp.	11,100	71,626
IwaiCosmo Holdings, Inc. (L)	5,200	51,055
Iwaki & Company, Ltd.	9,000	24,514
Iwasaki Electric Company, Ltd.	17,000	26,807
Iwatani Corp.	45,000	262,949
Iwatsu Electric Company, Ltd.	18,000	14,565
Izutsuya Company, Ltd. (I)	2,500	8,808
J Trust Company, Ltd.	18,200	213,182
J-Oil Mills, Inc.	2,300	85,801
JAC Recruitment Company, Ltd.	2,500	35,358
Jaccs Company, Ltd.	38,000	168,186

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       41

	Shares	Value
Japan (continued)
Jalux, Inc.	1,500	$30,529
Jamco Corp.	2,600	56,940
Janome Sewing Machine Company, Ltd. (I)	4,700	31,593
Japan Asia Group, Ltd.	2,700	10,034
Japan Aviation Electronics Industry, Ltd.	11,000	151,886
Japan Cash Machine Company, Ltd. (L)	3,800	50,601
Japan Display, Inc. (I)(L)	94,000	232,186
Japan Drilling Company, Ltd. (L)	1,200	26,160
Japan Material Company, Ltd.	4,200	60,195
Japan Medical Dynamic Marketing, Inc.	3,400	23,144
Japan Property Management Center Company, Ltd.	2,900	35,121
Japan Pulp & Paper Company, Ltd.	24,000	80,077
Japan Radio Company, Ltd.	3,600	45,446
Japan Securities Finance Company, Ltd.	23,200	132,353
Japan Transcity Corp.	12,000	49,315
Jastec Company, Ltd.	2,100	19,629
JBCC Holdings, Inc.	4,900	35,116
JCU Corp.	1,500	93,216
Jeol, Ltd.	21,000	98,620
Jimoto Holdings, Inc.	7,300	12,684
Jin Company, Ltd.	2,900	154,858
JK Holdings Company, Ltd.	3,600	21,122
JMS Company, Ltd.	7,000	21,482
Joban Kosan Company, Ltd.	2,000	28,817
Joshin Denki Company, Ltd.	8,000	79,455
JP-Holdings, Inc. (L)	14,400	33,067
JSP Corp.	5,300	123,057
Juki Corp.	7,100	84,727
Justsystems Corp.	8,900	91,683
JVC Kenwood Corp.	33,728	85,550
K&O Energy Group, Inc.	4,100	65,203
K's Holdings Corp.	24,400	434,182
kabu.com Securities Company, Ltd.	33,900	115,872
Kabuki-Za Company, Ltd.	1,000	44,503
Kadokawa Dwango Corp.	11,457	170,288
Kaga Electronics Company, Ltd.	4,700	84,561
Kakiyasu Honten Company, Ltd. (L)	2,100	36,326
Kameda Seika Company, Ltd.	3,000	133,963
Kamei Corp.	5,400	62,265
Kanaden Corp.	4,000	38,248
Kanagawa Chuo Kotsu Company, Ltd.	8,000	52,092
Kanamoto Company, Ltd.	7,300	185,072
Kandenko Company, Ltd.	27,000	223,962
Kaneko Seeds Company, Ltd.	1,600	20,661
Kanematsu Corp.	105,000	182,218
Kanematsu Electronics, Ltd.	3,300	79,889
Kansai Urban Banking Corp.	7,800	106,439

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       42

	Shares	Value
Japan (continued)
Kanto Denka Kogyo Company, Ltd.	12,000	$114,135
Kappa Create Company, Ltd.	7,200	82,434
Kasai Kogyo Company, Ltd.	7,000	91,137
Katakura Industries Company, Ltd.	5,900	80,609
Kato Sangyo Company, Ltd.	6,000	158,868
Kato Works Company, Ltd.	2,200	56,202
KAWADA TECHNOLOGIES, Inc.	900	60,334
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	35,925
Kawasaki Kisen Kaisha, Ltd. (L)	254,000	684,648
Kawasumi Laboratories, Inc.	3,500	23,378
Keihanshin Building Company, Ltd.	9,400	54,644
Keihin Company, Ltd.	10,000	14,153
Keihin Corp.	11,300	189,147
Keiyo Company, Ltd. (L)	9,600	49,481
Kenedix, Inc.	23,700	93,207
Kenko Mayonnaise Company, Ltd.	2,400	58,354
Key Coffee, Inc.	4,300	83,986
KFC Holdings Japan, Ltd.	3,500	62,457
KI Holdings Company, Ltd. (I)	3,000	8,547
Kimoto Company, Ltd.	6,700	14,553
Kimura Chemical Plants Company, Ltd.	2,700	8,243
Kimura Unity Company, Ltd.	100	1,052
King Jim Company, Ltd.	3,700	28,714
Kintetsu Department Store Company, Ltd. (I)	9,000	27,933
Kintetsu World Express, Inc.	7,900	120,950
Kissei Pharmaceutical Company, Ltd.	4,200	106,594
Kitagawa Iron Works Company, Ltd.	2,200	46,696
Kitano Construction Corp.	15,000	42,802
Kito Corp.	5,100	55,945
Kitz Corp.	24,000	163,671
KLab, Inc. (I)(L)	7,500	56,064
KNT-CT Holdings Company, Ltd. (I)	32,000	38,763
Koa Corp.	8,300	107,448
Koatsu Gas Kogyo Company, Ltd.	9,000	59,348
Kobe Bussan Company, Ltd.	1,600	54,241
Kobe Electric Railway Company, Ltd. (I)	4,000	13,639
Kobelco Eco-Solutions Company, Ltd.	6,000	25,842
Kogi Corp.	6,000	12,864
Kohnan Shoji Company, Ltd.	7,300	139,118
Kohsoku Corp.	3,200	31,829
Koike Sanso Kogyo Company, Ltd.	5,000	14,069
Kojima Company, Ltd. (I)	9,900	23,974
Kokusai Company, Ltd.	2,400	18,580
Kokuyo Company, Ltd.	22,673	298,915
KOMAIHALTEC, Inc.	1,200	22,759
Komatsu Seiren Company, Ltd.	4,000	26,002
Komatsu Wall Industry Company, Ltd.	2,000	33,561

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       43

	Shares	Value
Japan (continued)
Komehyo Company, Ltd.	900	$9,497
Komeri Company, Ltd.	7,800	192,601
Komori Corp.	6,524	86,880
Konaka Company, Ltd.	6,300	33,327
Kondotec, Inc.	4,700	38,202
Konishi Company, Ltd.	8,400	99,300
Konoike Transport Company, Ltd.	6,100	77,419
Kosaido Company, Ltd. (I)	3,700	12,750
Kosei Securities Company, Ltd. (L)	19,000	31,970
Koshidaka Holdings Company, Ltd.	1,800	37,542
Kotobuki Spirits Company, Ltd.	4,900	116,822
Kourakuen Corp.	2,900	44,047
Krosaki Harima Corp.	12,000	46,617
KRS Corp.	1,800	44,240
Kumagai Gumi Company, Ltd.	81,000	221,991
Kumiai Chemical Industry Company, Ltd.	12,800	80,062
Kura Corp.	2,800	115,995
Kurabo Industries, Ltd.	41,000	87,930
Kureha Corp.	3,600	152,010
Kurimoto, Ltd.	2,400	49,988
Kuroda Electric Company, Ltd.	9,000	186,996
Kusuri no Aoki Holdings Company, Ltd.	4,100	180,437
KYB Corp.	54,000	290,554
Kyodo Printing Company, Ltd.	22,000	75,550
Kyoei Steel, Ltd.	6,000	112,767
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,000	132,558
Kyokuto Securities Company, Ltd.	4,900	72,807
Kyokuyo Company, Ltd.	2,800	74,029
KYORIN Holdings, Inc.	10,600	223,800
Kyoritsu Maintenance Company, Ltd.	3,040	190,579
Kyoritsu Printing Company, Ltd.	9,100	27,718
Kyosan Electric Manufacturing Company, Ltd.	12,000	45,287
Kyowa Electronics Instruments Company, Ltd.	8,000	31,551
Kyowa Exeo Corp.	23,400	324,564
Kyowa Leather Cloth Company, Ltd.	2,800	23,908
Kyudenko Corp.	9,100	229,644
Kyushu Financial Group, Inc.	72,080	493,295
LAC Company, Ltd.	4,100	48,501
Land Business Company, Ltd.	5,600	14,518
Laox Company, Ltd. (I)(L)	10,000	56,957
Lasertec Corp.	5,500	137,777
LEC, Inc.	1,000	38,039
Leopalace21 Corp.	65,000	341,113
Life Corp.	3,500	103,238
Linical Company, Ltd.	3,200	43,517
Link And Motivation, Inc. (L)	8,500	39,269
Lintec Corp.	12,300	261,577

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       44

	Shares	Value
Japan (continued)
Look, Inc.	9,000	$17,316
M&A Capital Partners Company, Ltd. (I)	1,500	53,133
Macnica Fuji Electronics Holdings, Inc.	8,600	121,508
Maeda Corp.	31,000	274,934
Maeda Kosen Company, Ltd.	4,900	58,033
Maeda Road Construction Company, Ltd.	16,000	285,792
Maezawa Kasei Industries Company, Ltd.	2,000	21,274
Maezawa Kyuso Industries Company, Ltd.	2,500	34,582
Makino Milling Machine Company, Ltd.	23,575	218,740
Mamezou Holdings Company, Ltd.	3,200	24,819
Mamiya-Op Company, Ltd.	2,000	22,910
Mandom Corp.	1,770	83,437
Mani, Inc.	6,200	142,968
Mars Engineering Corp.	2,800	59,159
Marubun Corp.	5,600	36,581
Marudai Food Company, Ltd.	29,000	126,949
Marufuji Sheet Piling Company, Ltd.	3,000	7,423
Maruha Nichiro Corp.	10,681	320,407
Maruka Machinery Company, Ltd.	1,000	16,363
Marusan Securities Company, Ltd.	6,361	54,543
Maruwa Company, Ltd.	2,500	81,285
Maruwa Unyu Kikan Company, Ltd. (L)	1,500	33,779
Maruyama Manufacturing Company, Inc.	9,000	15,237
Maruzen Showa Unyu Company, Ltd.	11,000	43,562
Marvelous, Inc. (L)	7,900	65,853
Matsuda Sangyo Company, Ltd.	4,620	63,190
Matsui Construction Company, Ltd.	5,700	51,633
Matsui Securities Company, Ltd.	5,400	44,310
Matsuya Company, Ltd.	6,100	55,628
Matsuya Foods Company, Ltd.	2,200	82,815
Max Company, Ltd.	8,000	108,550
Maxvalu Tokai Company, Ltd. (L)	1,300	21,403
MCJ Company, Ltd.	8,000	88,074
MEC Company, Ltd. (L)	4,900	54,348
Medical System Network Company, Ltd.	3,700	14,793
Megmilk Snow Brand Company, Ltd.	11,700	318,937
Meidensha Corp.	54,086	185,880
Meiji Shipping Company, Ltd.	6,300	24,681
Meiko Electronics Company, Ltd. (I)(L)	5,700	41,273
Meiko Network Japan Company, Ltd.	6,400	68,405
Meisei Industrial Company, Ltd.	10,600	59,529
Meitec Corp.	7,200	281,156
Meito Sangyo Company, Ltd.	1,500	18,870
Meiwa Corp.	7,500	28,108
Meiwa Estate Company, Ltd.	3,300	22,444
Melco Holdings, Inc.	2,900	85,567
Menicon Company, Ltd.	2,000	63,930

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       45

	Shares	Value
Japan (continued)
METAWATER Company, Ltd.	2,400	$60,266
Micronics Japan Company, Ltd. (L)	9,300	76,828
Mie Kotsu Group Holdings, Inc.	8,800	30,717
Mikuni Corp.	6,200	24,128
Milbon Company, Ltd.	2,460	121,072
Mimasu Semiconductor Industry Company, Ltd.	4,200	62,840
Ministop Company, Ltd.	4,400	85,876
Miraial Company, Ltd.	1,500	11,865
Mirait Holdings Corp.	14,080	139,735
Miroku Jyoho Service Company, Ltd.	4,700	71,449
Misawa Homes Company, Ltd.	5,500	51,869
Mitani Corp.	4,800	170,884
Mitani Sekisan Company, Ltd.	3,200	77,841
Mito Securities Company, Ltd.	14,400	40,744
Mitsuba Corp.	8,800	167,132
Mitsubishi Kakoki Kaisha, Ltd.	19,000	37,682
Mitsubishi Nichiyu Forklift Company, Ltd.	5,900	37,157
Mitsubishi Paper Mills, Ltd. (I)	8,438	58,374
Mitsubishi Pencil Company, Ltd.	2,900	145,667
Mitsubishi Research Institute, Inc.	1,700	48,054
Mitsubishi Shokuhin Company, Ltd.	3,300	102,696
Mitsubishi Steel Manufacturing Company, Ltd.	38,000	86,515
Mitsuboshi Belting, Ltd.	11,000	101,163
Mitsui Engineering & Shipbuilding Company, Ltd.	197,000	324,219
Mitsui High-Tec, Inc.	6,600	51,960
Mitsui Home Company, Ltd.	7,000	36,953
Mitsui Matsushima Company, Ltd.	3,300	45,055
Mitsui Mining & Smelting Company, Ltd.	160,000	527,311
Mitsui Sugar Company, Ltd.	4,400	106,269
Mitsui-Soko Holdings Company, Ltd.	32,000	96,513
Mitsumura Printing Company, Ltd.	4,000	9,637
Mitsuuroko Group Holdings Company, Ltd.	8,000	53,597
Miyaji Engineering Group, Inc.	9,000	18,859
Miyazaki Bank, Ltd.	34,000	111,881
Miyoshi Oil & Fat Company, Ltd.	10,000	12,717
Mizuno Corp.	25,000	133,606
Mochida Pharmaceutical Company, Ltd.	2,300	173,485
Modec, Inc.	5,300	114,150
Monex Group, Inc.	55,300	145,021
Moresco Corp.	900	13,882
Morinaga & Company, Ltd.	9,400	423,234
Morinaga Milk Industry Company, Ltd.	48,000	371,739
Morita Holdings Corp.	7,400	102,056
Morito Company, Ltd. (L)	3,800	32,661
Morozoff, Ltd.	9,000	40,656
Mory Industries, Inc.	1,400	29,738
Mr. Max Corp.	3,200	11,845

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       46

	Shares	Value
Japan (continued)
MTI, Ltd.	9,900	$60,051
Mugen Estate Company, Ltd. (L)	2,300	15,003
Murakami Corp.	2,100	44,130
Musashi Seimitsu Industry Company, Ltd.	6,300	167,350
Mutoh Holdings Company, Ltd.	6,000	13,997
N Field Company, Ltd. (L)	2,000	25,737
NAC Company, Ltd.	3,400	30,538
Nachi-Fujikoshi Corp.	43,000	232,140
Nafco Company, Ltd.	3,200	50,956
Nagaileben Company, Ltd.	2,300	49,244
Nagano Keiki Company, Ltd.	700	4,464
Nagase & Company, Ltd.	23,100	335,859
Nagatanien Holdings Company, Ltd.	6,000	75,881
Nagawa Company, Ltd.	1,100	42,282
Nakabayashi Company, Ltd.	7,000	17,074
Nakamuraya Company, Ltd.	1,000	45,933
Nakanishi, Inc. (L)	4,000	159,186
Nakano Corp.	2,100	11,232
Nakayama Steel Works, Ltd. (I)	5,100	35,864
Nakayamafuku Company, Ltd.	2,500	18,728
Namura Shipbuilding Company, Ltd.	8,972	59,948
Narasaki Sangyo Company, Ltd.	8,000	21,367
Natori Company, Ltd.	2,500	42,513
NDS Company, Ltd.	1,700	44,299
NEC Capital Solutions, Ltd.	1,600	25,325
NEC Networks & System Integration Corp.	6,200	118,061
NET One Systems Company, Ltd.	15,900	121,746
Neturen Company, Ltd.	9,300	74,798
New Japan Chemical Company, Ltd. (I)	13,900	18,806
New Japan Radio Company, Ltd. (I)	5,000	19,623
Next Company, Ltd.	13,100	85,991
Nexyz Group Corp.	1,000	14,345
Nice Holdings, Inc.	23,000	31,329
Nichi-iko Pharmaceutical Company, Ltd.	10,700	161,461
Nichia Steel Works, Ltd.	4,000	10,198
Nichias Corp.	27,000	253,123
Nichiban Company, Ltd.	8,000	69,613
Nichicon Corp.	7,973	76,672
Nichiden Corp.	1,900	59,118
Nichiha Corp.	6,900	193,373
NichiiGakkan Company, Ltd.	8,800	68,572
Nichimo Company, Ltd.	7,000	11,955
Nichireki Company, Ltd.	4,300	35,219
Nichirin Company, Ltd.	800	14,445
Nihon Chouzai Company, Ltd.	1,280	44,555
Nihon Dempa Kogyo Company, Ltd.	4,700	34,777
Nihon Eslead Corp.	2,100	28,394

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       47

	Shares	Value
Japan (continued)
Nihon House Holdings Company, Ltd.	12,400	$56,977
Nihon Kohden Corp.	7,100	155,573
Nihon Nohyaku Company, Ltd.	13,400	83,149
Nihon Parkerizing Company, Ltd.	22,400	270,960
Nihon Plast Company, Ltd.	3,000	33,515
Nihon Tokushu Toryo Company, Ltd. (L)	2,500	39,009
Nihon Trim Company, Ltd. (L)	1,400	49,868
Nihon Unisys, Ltd.	13,700	182,881
Nihon Yamamura Glass Company, Ltd.	28,000	50,557
Nikkiso Company, Ltd.	15,100	165,298
Nikko Company, Ltd.	1,600	29,989
Nikkon Holdings Company, Ltd.	15,500	342,481
Nippi, Inc.	2,000	16,527
Nippo Corp.	16,000	303,620
Nippon Air Conditioning Services Company, Ltd. (L)	4,500	26,605
Nippon Beet Sugar Manufacturing Company, Ltd.	2,200	49,258
Nippon Carbide Industries Company, Inc.	25,000	35,163
Nippon Carbon Company, Ltd. (L)	34,000	87,408
Nippon Ceramic Company, Ltd.	2,900	61,432
Nippon Chemi-Con Corp.	41,271	125,057
Nippon Chemical Industrial Company, Ltd.	25,000	54,035
Nippon Chemiphar Company, Ltd.	300	14,811
Nippon Coke & Engineering Company, Ltd.	46,000	41,786
Nippon Concrete Industries Company, Ltd.	13,000	40,255
Nippon Denko Company, Ltd.	26,400	75,285
Nippon Densetsu Kogyo Company, Ltd.	8,400	145,927
Nippon Felt Company, Ltd.	2,700	12,379
Nippon Filcon Company, Ltd.	3,100	15,554
Nippon Fine Chemical Company, Ltd.	4,400	36,730
Nippon Flour Mills Company, Ltd.	16,000	242,474
Nippon Gas Company, Ltd.	7,200	213,586
Nippon Hume Corp.	3,900	24,755
Nippon Kanzai Company, Ltd.	4,100	66,978
Nippon Kayaku Company, Ltd.	38,000	521,616
Nippon Kinzoku Company, Ltd. (I)	1,300	17,170
Nippon Kodoshi Corp.	2,000	17,786
Nippon Koei Company, Ltd.	3,400	83,966
Nippon Koshuha Steel Company, Ltd.	24,000	18,372
Nippon Light Metal Holdings Company, Ltd.	136,400	335,214
Nippon Paper Industries Company, Ltd.	23,600	428,903
Nippon Parking Development Company, Ltd.	41,100	55,282
Nippon Pillar Packing Company, Ltd.	5,500	73,840
Nippon Piston Ring Company, Ltd.	2,100	43,611
Nippon Rietec Company, Ltd.	3,000	34,510
Nippon Seiki Company, Ltd.	12,000	250,163
Nippon Sharyo, Ltd. (I)	17,000	45,669
Nippon Sheet Glass Company, Ltd. (I)	22,200	166,617

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       48

	Shares	Value
Japan (continued)
Nippon Soda Company, Ltd.	32,000	$186,843
Nippon Steel & Sumikin Bussan Corp.	4,368	188,058
Nippon Suisan Kaisha, Ltd.	62,965	318,919
Nippon Systemware Company, Ltd.	1,900	25,583
Nippon Thompson Company, Ltd.	16,200	77,569
Nippon Valqua Industries, Ltd.	4,400	72,246
Nippon Yakin Kogyo Company, Ltd.	38,500	77,038
Nipro Corp.	33,000	426,810
Nishi-Nippon Financial Holdings, Inc. (I)	7,000	75,983
Nishi-Nippon Railroad Company, Ltd.	96,000	422,500
Nishikawa Rubber Company, Ltd. (L)	3,300	49,391
Nishimatsu Construction Company, Ltd.	68,000	353,409
Nishimatsuya Chain Company, Ltd.	9,000	100,839
Nishio Rent All Company, Ltd.	4,100	118,621
Nissan Shatai Company, Ltd.	14,100	134,501
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	15,918
Nissei ASB Machine Company, Ltd.	2,300	49,565
Nissei Build Kogyo Company, Ltd.	13,000	64,617
Nissei Corp.	1,100	9,787
Nissei Plastic Industrial Company, Ltd.	4,600	45,257
Nissha Printing Company, Ltd. (L)	7,100	202,080
Nisshin Fudosan Company, Ltd.	9,600	50,236
Nisshin Oillio Group, Ltd.	41,000	213,459
Nisshin Steel Company, Ltd.	23,396	332,990
Nisshinbo Holdings, Inc.	34,600	353,010
Nissin Corp.	18,000	60,565
Nissin Electric Company, Ltd.	12,400	145,766
Nissin Kogyo Company, Ltd.	10,600	188,387
Nissin Sugar Holdings Company, Ltd.	1,500	25,558
Nissui Pharmaceutical Company, Ltd.	2,700	33,554
Nitta Corp.	5,600	150,907
Nitta Gelatin, Inc.	3,400	25,222
Nittan Valve Company, Ltd.	4,000	14,884
Nittetsu Mining Company, Ltd.	1,700	87,570
Nitto Boseki Company, Ltd.	35,229	154,634
Nitto FC Company, Ltd.	1,000	8,662
Nitto Kogyo Corp.	7,700	108,019
Nitto Kohki Company, Ltd.	2,500	57,350
Nitto Seiko Company, Ltd.	8,000	30,000
Nittoc Construction Company, Ltd.	7,600	30,255
Nittoku Engineering Company, Ltd.	3,700	72,993
NJS Company, Ltd.	1,900	24,136
Noevir Holdings Company, Ltd.	2,800	111,313
NOF Corp.	37,000	402,040
Nohmi Bosai, Ltd.	6,300	84,225
Nojima Corp.	6,000	77,326
Nomura Company, Ltd. (L)	8,400	138,686

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       49

	Shares	Value
Japan (continued)
Noritake Company, Ltd.	2,600	$67,899
Noritsu Koki Company, Ltd.	6,200	52,874
Noritz Corp.	7,000	129,077
North Pacific Bank, Ltd.	78,800	326,902
NS Solutions Corp.	8,500	172,073
NS United Kaiun Kaisha, Ltd.	27,000	59,988
NSD Company, Ltd.	6,106	91,713
NTN Corp.	84,000	417,429
NuFlare Technology, Inc.	1,000	57,216
OAK Capital Corp. (L)	16,400	26,270
Obara Group, Inc.	3,300	146,516
Obayashi Road Corp.	7,400	44,849
Odelic Company, Ltd.	1,000	37,638
Oenon Holdings, Inc.	17,000	37,821
Ohara, Inc. (L)	2,000	23,773
Ohashi Technica, Inc.	3,800	48,500
Ohba Company, Ltd.	600	2,600
Ohsho Food Service Corp.	2,200	81,853
Oiles Corp.	5,972	110,798
Okabe Company, Ltd.	10,700	96,644
Okamoto Industries, Inc.	14,000	127,343
Okamoto Machine Tool Works, Ltd.	7,000	11,338
Okamura Corp.	17,200	156,399
Okasan Securities Group, Inc.	41,000	271,314
Oki Electric Industry Company, Ltd.	21,000	298,532
Okinawa Cellular Telephone Company	3,200	103,426
OKK Corp.	25,000	28,013
OKUMA Corp.	31,382	341,425
Okumura Corp.	39,000	246,541
Okura Industrial Company, Ltd.	11,000	55,873
Okuwa Company, Ltd.	7,000	69,247
Olympic Corp.	1,000	5,553
ONO Sokki Company, Ltd.	2,000	15,190
Onoken Company, Ltd.	4,400	55,352
Onward Holdings Company, Ltd.	32,000	237,028
Ootoya Holdings Company, Ltd.	2,000	37,738
Open House Company, Ltd.	7,300	173,498
OPT Holding, Inc.	3,900	33,583
Optex Company, Ltd.	2,000	53,250
Optim Corp. (I)(L)	300	14,727
Organo Corp.	7,000	31,077
Origin Electric Company, Ltd.	11,000	31,129
Osaka Organic Chemical Industry, Ltd.	4,000	34,512
Osaka Soda Company, Ltd.	18,000	80,159
Osaka Steel Company, Ltd.	3,200	60,297
Osaki Electric Company, Ltd.	10,000	96,899
OSG Corp.	18,600	390,390

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       50

	Shares	Value
Japan (continued)
OSJB Holdings Corp.	30,200	$68,814
Otsuka Kagu, Ltd. (L)	2,100	18,673
OUG Holdings, Inc.	5,000	11,706
Outsourcing, Inc.	2,900	97,712
Oyo Corp.	4,800	61,562
Pacific Industrial Company, Ltd.	10,800	134,373
Pacific Metals Company, Ltd. (I)	39,000	142,029
PAL GROUP Holdings Company, Ltd.	3,200	77,906
Paltac Corp.	7,500	212,290
PanaHome Corp.	22,000	204,770
Panasonic Electric Works SUNX Company, Ltd.	6,100	45,163
PAPYLESS Company, Ltd.	300	16,492
Paraca, Inc.	1,600	28,094
Paramount Bed Holdings Company, Ltd.	4,100	154,758
Parco Company, Ltd.	5,600	58,175
Paris Miki Holdings, Inc.	6,300	27,193
Pasco Corp.	4,000	14,984
Pasona Group, Inc.	3,300	24,416
PC Depot Corp. (L)	9,840	48,828
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	44,940
Penta-Ocean Construction Company, Ltd.	68,400	323,222
PIA Corp.	1,100	28,825
Pilot Corp.	6,800	270,434
Piolax, Inc.	2,600	178,086
Pioneer Corp. (I)	87,300	177,119
Plenus Company, Ltd.	4,800	104,083
Pocket Card Company, Ltd.	5,500	29,291
Poletowin Pitcrew Holdings, Inc.	2,000	19,474
Press Kogyo Company, Ltd.	26,700	135,534
Pressance Corp.	9,200	112,037
Prestige International, Inc.	13,000	107,060
Prima Meat Packers, Ltd.	33,000	132,959
Pronexus, Inc. (L)	4,800	49,973
Proto Corp.	3,400	46,630
PS Mitsubishi Construction Company, Ltd.	8,700	33,059
Qol Company, Ltd.	3,800	52,779
Quick Company, Ltd.	1,500	16,418
Raito Kogyo Company, Ltd.	11,600	119,662
Rasa Industries, Ltd. (I)	21,000	28,215
Raysum Company, Ltd.	4,300	37,335
Relia, Inc.	10,600	105,443
Relo Group, Inc.	2,000	289,864
Renaissance, Inc.	2,700	43,172
Rengo Company, Ltd.	46,000	267,138
Renown, Inc. (I)	15,500	15,998
Retail Partners Company, Ltd. (L)	1,600	16,078
Rheon Automatic Machinery Company, Ltd.	3,400	32,067

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       51

	Shares	Value
Japan (continued)
Rhythm Watch Company, Ltd.	12,000	$20,072
Riberesute Corp.	2,000	15,368
Ricoh Leasing Company, Ltd.	4,000	131,376
Right On Company, Ltd. (L)	3,400	29,941
Riken Corp.	2,300	91,061
Riken Keiki Company, Ltd.	4,600	65,890
Riken Technos Corp.	8,400	40,017
Riken Vitamin Company, Ltd.	1,600	61,910
Ringer Hut Company, Ltd. (L)	4,500	90,642
Rion Company, Ltd.	1,600	23,482
Riso Kagaku Corp.	6,900	124,196
Riso Kyoiku Company, Ltd.	11,400	62,267
Rock Field Company, Ltd.	6,700	103,110
Rohto Pharmaceutical Company, Ltd.	26,000	495,445
Rokko Butter Company, Ltd.	3,600	78,613
Roland DG Corp.	2,600	80,030
Rorze Corp.	2,400	54,694
Round One Corp.	19,500	146,283
Royal Holdings Company, Ltd.	6,600	119,381
RVH, Inc. (I)(L)	2,900	21,006
Ryobi, Ltd.	41,000	178,782
Ryoden Corp.	8,000	53,228
Ryosan Company, Ltd.	7,729	246,296
Ryoyo Electro Corp.	3,200	45,206
S Foods, Inc. (L)	3,400	96,320
S&B Foods, Inc.	500	25,627
Sac's Bar Holdings, Inc.	3,900	42,879
Saibu Gas Company, Ltd.	84,000	197,383
Saizeriya Company, Ltd.	7,300	172,010
Sakai Chemical Industry Company, Ltd.	20,000	74,602
Sakai Heavy Industries, Ltd. (L)	11,000	32,707
Sakai Moving Service Company, Ltd.	2,000	54,944
Sakai Ovex Company, Ltd.	1,900	32,042
Sakata INX Corp.	11,100	155,506
Sakata Seed Corp.	2,500	70,508
Sakura Internet, Inc. (L)	4,500	40,327
Sala Corp.	11,000	63,004
SAMTY Company, Ltd.	2,700	27,484
San Holdings, Inc.	200	2,831
San-A Company, Ltd.	3,900	178,746
San-Ai Oil Company, Ltd.	15,400	131,018
Sanden Holdings Corp.	29,000	100,465
Sanei Architecture Planning Company, Ltd.	1,100	14,794
Sangetsu Company, Ltd.	13,200	227,491
Sanken Electric Company, Ltd. (I)	32,437	142,612
Sanki Engineering Company, Ltd.	13,000	113,125
Sanko Marketing Foods Company, Ltd.	500	4,222

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       52

	Shares	Value
Japan (continued)
Sanko Metal Industrial Company, Ltd.	600	$17,570
Sankyo Frontier Company, Ltd.	2,000	25,272
Sankyo Seiko Company, Ltd.	10,400	38,161
Sankyo Tateyama, Inc.	5,400	80,397
Sankyu, Inc.	66,000	422,144
Sanoh Industrial Company, Ltd.	6,300	50,130
Sanoyas Holdings Corp. (L)	9,400	25,181
Sanrio Company, Ltd.	11,700	231,706
Sansha Electric Manufacturing Company, Ltd.	4,100	18,387
Sanshin Electronics Company, Ltd.	6,200	75,047
Sanwa Holdings Corp.	50,524	477,117
Sanyo Chemical Industries, Ltd.	3,200	133,143
Sanyo Denki Company, Ltd.	12,000	95,387
Sanyo Electric Railway Company, Ltd.	21,000	112,475
Sanyo Housing Nagoya Company, Ltd. (L)	2,700	24,227
Sanyo Shokai, Ltd.	33,000	52,023
Sanyo Special Steel Company, Ltd.	28,648	155,770
Sanyo Trading Company, Ltd.	1,300	21,244
Sapporo Holdings, Ltd.	20,800	522,590
Sata Construction Company, Ltd.	1,800	6,854
Sato Holdings Corp.	6,400	140,225
Sato Shoji Corp.	2,600	20,813
Satori Electric Company, Ltd.	4,700	34,012
Sawada Holdings Company, Ltd.	7,000	61,175
Saxa Holdings, Inc.	18,000	37,302
SBS Holdings, Inc.	5,100	37,073
Scala, Inc. (L)	7,100	52,912
Scroll Corp.	9,200	29,000
Seed Company, Ltd.	1,100	18,961
Seibu Electric Industry Company, Ltd.	600	12,150
Seika Corp.	15,000	48,834
Seikitokyu Kogyo Company, Ltd.	9,200	41,877
Seiko Holdings Corp.	42,000	179,701
Seiko PMC Corp. (L)	3,000	29,725
Seiren Company, Ltd.	11,900	157,796
Sekisui Jushi Corp.	7,800	128,427
Sekisui Plastics Company, Ltd.	6,000	43,661
Senko Company, Ltd.	26,400	172,513
Senshu Electric Company, Ltd.	2,300	40,960
Senshu Ikeda Holdings, Inc.	66,600	301,258
Senshukai Company, Ltd.	5,700	40,514
Septeni Holdings Company, Ltd. (L)	21,500	68,995
SFP Dining Company, Ltd.	1,500	19,245
Shibaura Electronics Company, Ltd.	1,700	41,449
Shibaura Mechatronics Corp.	10,000	24,978
Shibusawa Warehouse Company, Ltd.	8,000	25,351
Shibuya Corp.	4,600	116,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       53

	Shares	Value
Japan (continued)
Shidax Corp. (L)	6,600	$26,553
Shikibo, Ltd.	21,000	28,034
Shikoku Chemicals Corp.	10,000	104,653
Shima Seiki Manufacturing, Ltd.	6,500	218,248
Shimachu Company, Ltd.	12,800	324,851
Shimojima Company, Ltd.	1,800	19,264
Shin Nippon Air Technologies Company, Ltd.	2,200	25,833
Shin Nippon Biomedical Laboratories, Ltd. (I)	7,100	35,656
Shin-Etsu Polymer Company, Ltd.	9,100	66,089
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,948
Shinagawa Refractories Company, Ltd.	12,000	32,107
Shindengen Electric Manufacturing Company, Ltd.	17,000	71,516
Shinkawa, Ltd. (I)	1,700	11,569
Shinko Electric Industries Company, Ltd.	16,800	119,412
Shinko Plantech Company, Ltd.	9,700	80,184
Shinko Shoji Company, Ltd.	5,400	62,445
Shinmaywa Industries, Ltd.	25,000	257,325
Shinnihon Corp.	6,400	54,255
Shinoken Group Company, Ltd.	3,200	57,838
Shinsho Corp.	1,500	32,796
Shinwa Company, Ltd.	2,000	31,813
Ship Healthcare Holdings, Inc.	10,000	282,079
Shizuki Electric Company, Inc.	5,000	28,760
Shizuoka Gas Company, Ltd.	15,000	95,220
Shobunsha Publications, Inc.	2,400	15,317
Shochiku Company, Ltd.	7,000	80,676
Shoei Company, Ltd.	3,600	82,229
Shoei Foods Corp.	2,200	47,823
Shofu, Inc.	3,500	42,159
Shoko Company, Ltd. (I)	17,000	14,832
Showa Aircraft Industry Company, Ltd.	2,000	20,284
Showa Corp.	15,000	124,309
Showa Denko KK	37,400	658,673
Showa Sangyo Company, Ltd.	26,000	141,267
Siix Corp.	3,800	144,494
Sinanen Holdings Company, Ltd.	1,700	35,061
Sinfonia Technology Company, Ltd.	32,000	87,351
Sinko Industries, Ltd.	4,700	60,824
Sintokogio, Ltd.	7,900	72,538
SKY Perfect JSAT Holdings, Inc.	44,400	197,412
SMK Corp.	15,000	58,784
SMS Company, Ltd.	5,500	121,817
Snow Peak, Inc.	400	10,732
SNT Corp.	3,200	19,777
Soda Nikka Company, Ltd.	1,900	8,751
Sodick Company, Ltd.	11,200	115,711
Softbank Technology Corp. (L)	1,700	60,403

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       54

	Shares	Value
Japan (continued)
Softbrain Company, Ltd. (I)	6,100	$30,130
Softcreate Holdings Corp.	2,100	25,244
Software Service, Inc.	900	41,331
Sogo Medical Company, Ltd.	2,200	76,907
Soken Chemical & Engineering Company, Ltd.	500	6,935
Sourcenext Corp.	3,800	21,215
Space Company, Ltd.	2,700	31,735
Sparx Group Company, Ltd. (L)	28,400	56,101
SPK Corp.	300	6,870
SRA Holdings, Inc.	2,300	59,956
SRG Takamiya Company, Ltd.	6,000	30,905
ST Corp.	3,700	57,476
St. Marc Holdings Company, Ltd.	3,600	110,593
Star Mica Company, Ltd.	800	17,900
Star Micronics Company, Ltd.	3,800	55,152
Starts Corp., Inc.	6,800	146,143
Starzen Company, Ltd.	1,600	67,679
Stella Chemifa Corp.	2,600	75,707
Step Company, Ltd.	2,000	25,187
Studio Alice Company, Ltd.	2,300	47,183
Sugimoto & Company, Ltd.	2,400	34,070
Sumida Corp.	4,200	50,212
Suminoe Textile Company, Ltd.	23,000	58,510
Sumitomo Bakelite Company, Ltd.	48,000	286,192
Sumitomo Densetsu Company, Ltd.	4,800	54,919
Sumitomo Mitsui Construction Company, Ltd.	207,800	228,988
Sumitomo Osaka Cement Company, Ltd.	99,000	411,368
Sumitomo Precision Products Company, Ltd.	9,000	29,459
Sumitomo Real Estate Sales Company, Ltd.	4,700	119,696
Sumitomo Riko Company, Ltd.	8,800	91,544
Sumitomo Seika Chemicals Company, Ltd.	2,400	102,201
Sumitomo Warehouse Company, Ltd.	25,952	149,679
Sun Corp. (L)	5,300	35,507
Sun Frontier Fudousan Company, Ltd.	5,600	50,954
Sun-Wa Technos Corp.	2,900	29,802
Suncall Corp.	5,000	24,487
SWCC Showa Holdings Company, Ltd. (I)	65,000	52,071
Systena Corp.	4,500	65,747
T Hasegawa Company, Ltd.	5,500	95,173
T RAD Company, Ltd.	15,000	41,757
T&K Toka Company, Ltd.	5,700	55,335
T-Gaia Corp.	6,400	109,319
Tabuchi Electric Company, Ltd.	4,200	13,810
Tachi-S Company, Ltd.	7,100	130,489
Tachibana Eletech Company, Ltd.	4,400	52,358
Tachikawa Corp.	2,300	19,291
Tadano, Ltd.	26,400	339,245

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       55

	Shares	Value
Japan (continued)
Taihei Dengyo Kaisha, Ltd.	9,000	$87,221
Taiheiyo Kouhatsu, Inc. (L)	12,000	11,209
Taiho Kogyo Company, Ltd.	4,200	59,264
Taikisha, Ltd.	6,200	158,554
Taiko Pharmaceutical Company, Ltd.	2,200	36,821
Taisei Lamick Company, Ltd.	1,700	44,760
Taiyo Holdings Company, Ltd.	4,100	176,224
Taiyo Yuden Company, Ltd. (L)	27,500	366,503
Takagi Securities Company, Ltd. (L)	10,000	23,786
Takamatsu Construction Group Company, Ltd.	2,800	68,368
Takano Company, Ltd.	2,000	17,871
Takaoka Toko Company, Ltd.	2,770	52,606
Takara Holdings, Inc.	14,400	147,610
Takara Leben Company, Ltd.	23,800	126,112
Takara Standard Company, Ltd.	11,000	180,659
Takasago International Corp.	3,200	102,048
Takasago Thermal Engineering Company, Ltd.	12,300	183,381
Takashima & Company, Ltd.	14,000	26,163
Takata Corp. (I)(L)	9,800	48,065
Take and Give Needs Company, Ltd.	2,480	21,503
Takeei Corp.	5,700	54,181
Takeuchi Manufacturing Company, Ltd.	9,400	187,196
Takihyo Company, Ltd.	4,000	16,379
Takiron Company, Ltd.	8,000	38,859
Takisawa Machine Tool Company, Ltd.	14,000	23,038
Takuma Company, Ltd.	18,000	165,747
Tama Home Company, Ltd.	4,700	23,713
Tamron Company, Ltd.	5,100	95,801
Tamura Corp.	19,000	76,556
Tanaka Chemical Corp. (I)(L)	2,700	18,582
Tanseisha Company, Ltd.	7,800	58,608
Tasaki & Company, Ltd.	3,000	40,077
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	52,550
Tayca Corp.	10,000	61,690
TBK Company, Ltd.	6,000	27,809
TechMatrix Corp. (L)	4,200	45,346
Techno Medica Company, Ltd.	1,500	31,121
TechnoPro Holdings, Inc.	3,600	126,166
Tecnos Japan, Inc. (L)	3,400	35,199
Teikoku Electric Manufacturing Company, Ltd.	3,700	33,570
Teikoku Sen-I Company, Ltd.	5,000	77,032
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,194
Tekken Corp.	33,000	97,168
Tenma Corp.	2,100	39,362
The 77 Bank, Ltd.	63,000	296,827
The Aichi Bank, Ltd.	2,300	144,210
The Akita Bank, Ltd.	43,000	137,004

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       56

	Shares	Value
Japan (continued)
The Aomori Bank, Ltd.	45,000	$155,371
The Awa Bank, Ltd.	50,000	350,939
The Bank of Iwate, Ltd.	4,000	170,201
The Bank of Kochi, Ltd.	26,000	30,991
The Bank of Nagoya, Ltd.	4,200	157,812
The Bank of Okinawa, Ltd.	6,205	236,409
The Bank of Saga, Ltd.	45,000	126,065
The Chiba Kogyo Bank, Ltd.	14,900	84,360
The Chukyo Bank, Ltd.	2,600	54,747
The Daisan Bank, Ltd.	3,100	48,223
The Daishi Bank, Ltd.	72,000	325,586
The Daito Bank, Ltd.	28,000	42,612
The Ehime Bank, Ltd.	7,350	90,769
The Eighteenth Bank, Ltd.	70,000	227,897
The Fukui Bank, Ltd.	58,188	139,798
The Fukushima Bank, Ltd.	74,000	62,552
The Hokkoku Bank, Ltd.	64,000	262,470
The Hokuetsu Bank, Ltd.	4,500	108,546
The Hyakugo Bank, Ltd.	58,000	243,685
The Hyakujushi Bank, Ltd.	63,000	225,522
The Iyo Bank, Ltd.	15,700	115,767
The Japan Steel Works, Ltd.	15,800	281,967
The Japan Wool Textile Company, Ltd.	14,900	118,297
The Juroku Bank, Ltd.	80,000	283,383
The Keiyo Bank, Ltd.	59,000	272,075
The Kinki Sharyo Company, Ltd.	1,200	27,759
The Kita-Nippon Bank, Ltd.	2,100	60,803
The Kiyo Bank, Ltd.	16,139	268,195
The Michinoku Bank, Ltd. (L)	34,000	57,437
The Mie Bank, Ltd.	2,300	49,591
The Minato Bank, Ltd.	4,900	100,853
The Monogatari Corp.	1,100	44,895
The Musashino Bank, Ltd.	7,100	228,781
The Nagano Bank, Ltd.	2,500	44,559
The Nanto Bank, Ltd.	6,100	246,354
The Nippon Road Company, Ltd.	18,000	77,548
The Nippon Signal Company, Ltd.	13,100	124,227
The Ogaki Kyoritsu Bank, Ltd.	72,000	235,936
The Oita Bank, Ltd.	34,000	134,855
The Okinawa Electric Power Company, Inc.	8,800	203,342
The Pack Corp.	3,500	95,840
The San-In Godo Bank, Ltd.	39,500	353,863
The Shiga Bank, Ltd.	56,000	308,394
The Shikoku Bank, Ltd.	47,000	128,770
The Shimane Bank, Ltd.	200	2,503
The Shimizu Bank, Ltd.	2,100	69,562
The Taiko Bank, Ltd.	22,000	47,522

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       57

	Shares	Value
Japan (continued)
The Tochigi Bank, Ltd.	24,100	$121,913
The Toho Bank, Ltd.	50,000	189,953
The Tohoku Bank, Ltd.	26,000	36,074
The Torigoe Company, Ltd.	2,300	16,393
The Tottori Bank, Ltd.	2,500	41,909
The Towa Bank, Ltd.	88,000	93,117
The Yamagata Bank, Ltd.	32,000	136,510
The Yamanashi Chuo Bank, Ltd.	40,255	190,503
The Yasuda Warehouse Company, Ltd.	3,900	27,928
Tigers Polymer Corp.	2,000	13,876
TIS, Inc.	21,100	513,037
TKC Corp.	4,000	116,643
Toa Corp.	5,200	46,551
Toa Corp. (Tokyo Stock Exchange)	4,700	83,119
Toa Oil Company, Ltd.	13,000	16,201
Toa Road Corp.	8,000	24,350
Toabo Corp.	3,800	18,296
Toagosei Company, Ltd.	28,500	322,036
Tobishima Corp. (L)	44,200	68,008
Tobu Store Company, Ltd. (L)	800	21,542
TOC Company, Ltd.	13,800	113,284
Tocalo Company, Ltd.	3,400	79,663
Toda Corp.	55,000	334,241
Toda Kogyo Corp.	8,000	20,091
Toei Animation Company, Ltd.	1,100	62,928
Toei Company, Ltd.	17,000	151,607
Toell Company, Ltd.	1,200	10,211
Toenec Corp.	11,000	52,558
Togami Electric Manufacturing Company, Ltd.	3,000	15,572
Toho Company, Ltd.	2,100	48,422
Toho Holdings Company, Ltd.	13,900	300,605
Toho Titanium Company, Ltd. (L)	7,500	63,017
Toho Zinc Company, Ltd.	37,000	190,521
Tohokushinsha Film Corp.	3,700	24,900
Tohto Suisan Company, Ltd.	500	8,793
Tokai Carbon Company, Ltd.	53,000	214,800
Tokai Corp.	2,200	78,987
TOKAI Holdings Corp (L)	17,000	125,096
Tokai Lease Company, Ltd.	3,000	5,796
Tokai Rika Company, Ltd.	10,500	211,745
Tokai Tokyo Financial Holdings, Inc.	48,400	279,947
Token Corp.	1,450	104,145
Tokushu Tokai Paper Company, Ltd.	2,000	77,243
Tokuyama Corp. (I)	78,000	373,713
Tokyo Dome Corp.	23,500	235,074
Tokyo Electron Device, Ltd.	1,800	26,083
Tokyo Energy & Systems, Inc.	5,000	42,132

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       58

	Shares	Value
Japan (continued)
Tokyo Individualized Educational Institute, Inc. (L)	6,000	$55,923
Tokyo Keiki, Inc. (L)	21,000	44,654
Tokyo Ohka Kogyo Company, Ltd.	5,800	189,035
Tokyo Rakutenchi Company, Ltd.	12,000	56,093
Tokyo Rope Manufacturing Company, Ltd.	3,400	53,927
Tokyo Sangyo Company, Ltd.	3,500	14,841
Tokyo Seimitsu Company, Ltd.	9,700	315,705
Tokyo Steel Manufacturing Company, Ltd.	25,200	217,992
Tokyo Tekko Company, Ltd.	10,000	41,536
Tokyo Theatres Company, Inc. (L)	15,000	20,552
Tokyo TY Financial Group, Inc.	6,958	237,048
Tokyotokeiba Company, Ltd.	45,000	106,560
Tokyu Construction Company, Ltd.	19,900	146,488
Tokyu Recreation Company, Ltd. (L)	4,000	28,187
Toli Corp.	14,000	51,329
Tomato Bank, Ltd.	2,100	30,643
Tomoe Corp.	7,600	24,660
Tomoe Engineering Company, Ltd.	2,200	37,532
Tomoegawa Company, Ltd.	2,000	4,432
Tomoku Company, Ltd.	17,000	50,523
TOMONY Holdings, Inc.	37,100	209,814
Tomy Company, Ltd.	17,700	186,544
Tonami Holdings Company, Ltd.	14,000	45,311
Topcon Corp.	23,800	416,392
Toppan Forms Company, Ltd.	13,200	125,638
Topre Corp.	8,100	212,695
Topy Industries, Ltd.	4,200	117,850
Toridoll Corp.	5,200	107,827
Torii Pharmaceutical Company, Ltd.	3,600	94,336
Torikizoku Company, Ltd. (L)	1,400	30,133
Torishima Pump Manufacturing Company, Ltd.	4,800	49,443
Tosei Corp.	8,300	56,548
Toshiba Machine Company, Ltd.	34,000	145,453
Toshiba Plant Systems & Services Corp.	10,600	148,849
Toshiba TEC Corp.	29,000	154,147
Tosho Company, Ltd.	1,700	74,068
Tosho Printing Company, Ltd.	7,000	29,787
Totetsu Kogyo Company, Ltd.	6,100	166,443
Toukei Computer Company, Ltd. (L)	700	13,781
Tow Company, Ltd.	4,600	28,110
Towa Corp. (L)	4,300	71,165
Towa Pharmaceutical Company, Ltd.	2,400	114,440
Toyo Construction Company, Ltd.	17,400	64,546
Toyo Corp.	6,100	54,281
Toyo Denki Seizo KK	1,600	24,584
Toyo Engineering Corp. (I)	42,000	101,397
Toyo Ink SC Holdings Company, Ltd.	49,000	243,845

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       59

	Shares	Value
Japan (continued)
Toyo Kanetsu KK	26,000	$72,368
Toyo Kohan Company, Ltd.	13,500	55,752
Toyo Machinery & Metal Company, Ltd.	3,100	15,822
Toyo Securities Company, Ltd.	10,000	24,462
Toyo Tanso Company, Ltd.	3,300	55,717
Toyo Tire & Rubber Company, Ltd.	22,800	369,562
Toyo Wharf & Warehouse Company, Ltd.	19,000	31,623
Toyobo Company, Ltd.	220,064	382,292
TPR Company, Ltd.	4,700	159,922
Trancom Company, Ltd.	1,700	89,939
Transcosmos, Inc.	4,600	107,924
Tri Chemical Laboratories, Inc. (L)	1,100	22,734
Trusco Nakayama Corp.	8,000	180,581
Trust Tech, Inc.	1,200	18,625
TS Tech Company, Ltd.	11,600	303,380
TSI Holdings Company, Ltd.	11,005	76,517
Tsubakimoto Chain Company, Ltd.	32,000	274,082
Tsudakoma Corp. (I)	7,000	11,206
Tsugami Corp.	10,000	61,994
Tsukada Global Holdings, Inc.	4,800	26,620
Tsukishima Kikai Company, Ltd.	7,100	79,425
Tsukuba Bank, Ltd.	21,500	65,817
Tsukui Corp.	12,400	75,914
Tsumura & Company	13,100	388,619
Tsurumi Manufacturing Company, Ltd.	4,100	56,203
Tsutsumi Jewelry Company, Ltd.	900	16,689
TV Tokyo Holdings Corp.	3,300	75,803
U-Shin, Ltd. (I)(L)	3,000	20,723
UACJ Corp.	67,718	186,105
Ube Industries, Ltd.	232,000	580,166
Uchida Yoko Company, Ltd.	2,600	57,600
Uchiyama Holdings Company, Ltd.	3,300	13,019
UKC Holdings Corp.	3,800	73,892
Ulvac, Inc.	9,800	432,375
Umenohana Company, Ltd. (L)	700	17,160
Uniden Holdings Corp.	20,000	29,377
Union Tool Company, Ltd.	2,300	75,642
Unipres Corp.	10,000	214,398
United Arrows, Ltd.	7,200	226,928
United Super Markets Holdings, Inc.	11,600	104,777
Unitika, Ltd. (I)	152,000	129,673
Universal Entertainment Corp.	4,600	169,075
Unizo Holdings Company, Ltd.	4,400	115,191
Usen Corp.	27,290	111,642
Ushio, Inc.	24,000	306,451
UT Group Company, Ltd. (I)	4,500	45,751
Utoc Corp.	4,300	16,145

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       60

	Shares	Value
Japan (continued)
V Technology Company, Ltd.	1,300	$184,887
Valor Holdings Company, Ltd.	8,900	220,840
Vector, Inc.	6,700	77,427
VIA Holdings, Inc. (L)	2,900	30,411
Vital KSK Holdings, Inc.	10,200	94,294
Vitec Holdings Company, Ltd.	2,600	31,682
VT Holdings Company, Ltd.	21,400	100,239
W-Scope Corp. (L)	6,000	99,784
Wacoal Holdings Corp.	27,000	338,998
Wakachiku Construction Company, Ltd. (L)	35,000	47,002
Wakita & Company, Ltd.	10,900	99,901
Warabeya Nichiyo Company, Ltd. (L)	3,400	76,268
WATAMI Company, Ltd.	5,600	64,658
Watts Company, Ltd.	1,300	14,545
WDB Holdings Company, Ltd. (L)	2,100	24,979
Weathernews, Inc.	1,700	54,445
Wellnet Corp.	3,700	43,567
West Holdings Corp.	3,100	22,335
WIN-Partners Company, Ltd.	1,600	13,894
WirelessGate, Inc.	2,500	34,550
Wood One Company, Ltd.	8,000	21,790
World Holdings Company, Ltd. (L)	1,000	18,245
Wowow, Inc.	1,700	60,501
Xebio Holdings Company, Ltd.	7,000	115,555
Y A C Company, Ltd.	900	10,520
YA-MAN, Ltd.	300	16,005
Yachiyo Industry Company, Ltd.	1,200	13,663
Yahagi Construction Company, Ltd.	7,500	67,853
Yaizu Suisankagaku Industry Company, Ltd. (L)	2,900	32,148
Yakuodo Company, Ltd. (L)	2,200	46,957
YAMABIKO Corp.	9,000	112,921
YAMADA Consulting Group Company, Ltd.	300	12,773
Yamaichi Electronics Company, Ltd.	5,000	65,033
Yamatane Corp.	2,900	41,305
Yamato Kogyo Company, Ltd.	10,100	286,809
Yamaya Corp.	1,000	15,516
Yamazawa Company, Ltd.	1,000	16,129
Yamazen Corp.	15,100	140,576
Yaoko Company, Ltd.	3,900	158,860
Yellow Hat, Ltd.	4,300	109,434
Yodogawa Steel Works, Ltd.	4,765	141,775
Yokogawa Bridge Holdings Corp.	8,900	110,999
Yokohama Reito Company, Ltd.	10,400	98,488
Yokowo Company, Ltd.	3,700	44,103
Yomeishu Seizo Company, Ltd.	1,500	25,323
Yomiuri Land Company, Ltd.	8,000	32,821
Yondenko Corp.	1,000	3,884

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       61

	Shares	Value
Japan (continued)
Yondoshi Holdings, Inc.	4,559	$103,530
Yorozu Corp.	4,200	66,698
Yoshinoya Holdings Company, Ltd. (L)	10,700	156,768
Yuasa Funashoku Company, Ltd.	11,000	30,648
Yuasa Trading Company, Ltd.	3,800	109,391
Yuken Kogyo Company, Ltd.	12,000	25,939
Yume No Machi Souzou Iinkai Company, Ltd. (L)	6,400	48,401
Yumeshin Holdings Company, Ltd.	6,600	47,307
Yurtec Corp.	11,000	76,596
Yusen Logistics Company, Ltd.	4,800	53,262
Yushin Precision Equipment Company, Ltd.	1,200	30,713
Yushiro Chemical Industry Company, Ltd.	2,800	35,993
Yutaka Giken Company, Ltd.	1,000	21,496
Zappallas, Inc.	800	3,220
Zenrin Company, Ltd.	5,800	117,088
Zeon Corp.	14,000	153,901
ZERIA Pharmaceutical Company, Ltd.	6,100	95,095
Zojirushi Corp.	7,600	101,449
Zuiko Corp.	1,100	40,597
Zuken, Inc.	2,300	26,814
Jersey, Channel Islands 0.2%		1,288,884
Centamin PLC	331,598	716,999
Phoenix Group Holdings	59,988	571,885
Liechtenstein 0.0%		208,501
Liechtensteinische Landesbank AG	3,410	162,323
VP Bank AG	394	46,178
Luxembourg 0.3%		1,667,165
APERAM SA	15,189	772,121
B&M European Value Retail SA	135,189	500,175
BRAAS Monier Building Group SA	2,574	68,611
d'Amico International Shipping SA (I)	36,923	9,233
Elcoteq SE (I)	353	0
L'Occitane International SA	107,750	212,432
Stabilus SA	418	24,001
Sword Group	2,509	80,592
Macau 0.0%		107,019
Macau Legend Development, Ltd. (I)	562,000	107,019
Malaysia 0.0%		25,401
Ding He Mining Holdings, Ltd. (I)	1,224,000	17,340
Nam Cheong, Ltd. (I)	205,700	8,061
Malta 0.1%		603,571
Kindred Group PLC	64,511	603,571

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       62

	Shares	Value
Monaco 0.1%		$348,859
Endeavour Mining Corp. (I)	16,365	305,442
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	43,417
Netherlands 2.2%		12,601,415
Aalberts Industries NV	24,220	835,377
Accell Group	6,630	154,035
AMG Advanced Metallurgical Group NV	8,274	176,866
Amsterdam Commodities NV	4,752	112,807
Arcadis NV	18,658	253,303
ASM International NV	14,104	717,235
Atrium European Real Estate, Ltd. (I)	58,088	237,000
BE Semiconductor Industries NV	11,323	432,896
Beter Bed Holding NV	4,223	69,312
BinckBank NV	18,102	101,638
Boskalis Westminster	21,107	770,131
Brack Capital Properties NV	1,313	125,440
Brunel International NV	6,432	102,380
Corbion NV	17,257	444,462
Delta Lloyd NV	129,520	735,716
Euronext NV (S)	10,201	440,653
Flow Traders (S)	7,133	246,926
Fugro NV (I)	16,963	270,653
Gemalto NV	16,290	981,084
Heijmans NV (I)	6,365	47,922
Hunter Douglas NV	1,944	129,463
IMCD Group NV	2,246	106,570
KAS Bank NV	3,041	27,848
Kendrion NV	3,633	105,493
Koninklijke BAM Groep NV	72,501	379,530
Koninklijke Vopak NV	7,854	332,617
Nederlandsche Apparatenfabriek NV	1,373	54,392
OCI NV (I)	10,863	215,962
Ordina NV (I)	23,425	39,940
PostNL NV (I)	131,038	572,259
QIAGEN NV (I)	31,715	901,976
Refresco Group NV (S)	12,418	180,905
SBM Offshore NV (I)	54,222	834,606
Sligro Food Group NV	7,893	292,933
Telegraaf Media Groep NV	4,667	29,329
TKH Group NV	11,544	471,088
TomTom NV (I)	31,356	272,410
Van Lanschot NV	3,400	71,100
Wessanen	24,560	327,158
New Zealand 1.2%		6,881,031
a2 Milk Company, Ltd. (I)	117,961	200,437
Air New Zealand, Ltd.	140,463	239,234
Arvida Group, Ltd.	11,416	11,175

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       63

	Shares	Value
New Zealand (continued)
Chorus, Ltd. (I)	109,990	$327,737
Contact Energy, Ltd.	137,160	482,831
EBOS Group, Ltd.	22,462	299,289
Fisher & Paykel Healthcare Corp., Ltd.	79,935	523,955
Freightways, Ltd.	37,455	188,621
Genesis Energy, Ltd.	94,305	142,252
Hallenstein Glasson Holdings, Ltd.	23,287	56,004
Heartland Bank, Ltd.	56,652	64,879
Infratil, Ltd.	136,733	283,985
Kathmandu Holdings, Ltd.	34,744	50,027
Mainfreight, Ltd.	19,285	297,209
Metlifecare, Ltd.	37,102	161,382
Metro Performance Glass, Ltd.	22,396	23,072
New Zealand Oil & Gas, Ltd.	40,200	18,801
NZME, Ltd.	72,696	39,492
NZX, Ltd.	63,699	50,457
Pacific Edge, Ltd. (I)	105,378	40,219
PGG Wrightson, Ltd.	18,780	7,305
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd. (L)	77,840	243,673
Restaurant Brands New Zealand, Ltd.	32,037	124,308
Ryman Healthcare, Ltd.	7,569	48,342
Sanford, Ltd.	6,681	36,301
Scales Corp., Ltd.	16,405	41,211
Skellerup Holdings, Ltd.	36,142	39,788
SKY Network Television, Ltd.	150,025	410,402
SKYCITY Entertainment Group, Ltd.	259,729	770,225
Steel & Tube Holdings, Ltd.	21,933	37,446
Summerset Group Holdings, Ltd.	49,158	183,760
The New Zealand Refining Company, Ltd.	34,054	66,245
The Warehouse Group, Ltd.	25,288	47,007
Tilt Renewables, Ltd.	8,448	13,267
Tourism Holdings, Ltd.	23,000	64,766
Tower, Ltd.	51,604	49,049
Trade Me Group, Ltd.	108,775	406,279
Trustpower, Ltd.	8,448	27,989
Vector, Ltd.	86,800	204,405
Vista Group International, Ltd. (I)	1,980	7,844
Xero, Ltd. (I)	18,120	245,549
Z Energy, Ltd.	58,731	304,812
Norway 0.9%		5,020,287
ABG Sundal Collier Holding ASA	106,600	70,034
AF Gruppen ASA	3,074	58,298
Akastor ASA (I)	39,742	60,639
Aker ASA, A Shares	1,691	71,428
Aker BP ASA	2,259	39,729

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       64

	Shares	Value
Norway (continued)
Aker Solutions ASA (I)	30,540	$176,569
American Shipping Company ASA (I)	14,000	46,704
Atea ASA (I)	24,776	267,329
Austevoll Seafood ASA	20,677	182,543
Biotec Pharmacon ASA (I)	11,916	14,281
Bonheur ASA	5,857	57,976
Borregaard ASA	21,094	236,504
BW Offshore, Ltd. (I)	32,768	91,281
DNO ASA (I)	166,906	159,348
Ekornes ASA	6,636	85,010
Fred Olsen Energy ASA (I)	11,030	30,095
Frontline, Ltd. (L)	10,120	70,451
Grieg Seafood ASA	13,795	127,564
Hexagon Composites ASA (I)	19,738	65,847
Hoegh LNG Holdings, Ltd.	13,067	142,311
Kongsberg Automotive ASA (I)	130,658	87,434
Kvaerner ASA (I)	47,283	63,087
Nordic Semiconductor ASA (I)	30,162	114,674
Norske Skogindustrier ASA (I)	59,578	16,283
Norwegian Air Shuttle ASA (I)(L)	5,833	182,733
Ocean Yield ASA	8,441	60,392
Odfjell SE, A Shares (I)	7,780	26,683
Olav Thon Eiendomsselskap ASA	3,160	64,673
Opera Software ASA (I)	38,500	166,085
Petroleum Geo-Services ASA (I)	69,784	195,868
PhotoCure ASA (I)	3,308	14,130
Prosafe SE (I)	3,063	14,181
Protector Forsikring ASA	13,728	110,542
Q-Free ASA (I)(L)	14,930	14,592
Scatec Solar ASA (I)	13,940	63,165
Selvaag Bolig ASA	6,048	28,561
Sevan Marine ASA (I)	7,650	14,496
Solstad Offshore ASA (I)	3,000	4,618
SpareBank 1 SMN	13,678	117,413
SpareBank 1 SR-Bank ASA	33,847	274,551
TGS Nopec Geophysical Company ASA	15,231	334,138
Tomra Systems ASA	29,162	325,617
Treasure ASA (I)	15,273	31,889
Veidekke ASA	19,330	276,480
Wilh Wilhelmsen ASA (I)	20,420	99,958
Wilh Wilhelmsen Holding ASA, Class A	3,793	94,921
XXL ASA (I)	15,174	169,182
Peru 0.0%		268,655
Hochschild Mining PLC	81,556	268,655
Philippines 0.0%		33,017
Del Monte Pacific, Ltd. (L)	136,300	33,017

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       65

	Shares	Value
Portugal 0.3%		$1,939,841
Altri SGPS SA	18,001	82,185
Banco Comercial Portugues SA (I)	2,790,560	444,801
CTT-Correios de Portugal SA	27,062	145,340
Mota-Engil SGPS SA	33,413	58,260
NOS SGPS SA	59,362	352,137
Novabase SGPS SA	2,054	6,210
REN - Redes Energeticas Nacionais SGPS SA	71,895	200,129
Semapa-Sociedade de Investimento & Gestao	7,581	111,226
Sonae Capital SGPS SA	23,525	18,239
Sonae SGPS SA (I)	265,952	233,497
Teixeira Duarte SA (L)	37,298	7,939
The Navigator Company SA	73,998	279,878
Russia 0.1%		329,135
Evraz PLC (I)	115,087	329,135
Singapore 1.3%		7,566,511
Accordia Golf Trust	155,300	83,111
Amara Holdings, Ltd.	80,000	26,815
Baker Technology, Ltd.	20,200	9,661
Banyan Tree Holdings, Ltd. (I)	78,000	27,317
Bonvests Holdings, Ltd.	36,400	35,048
Boustead Projects, Ltd. (I)	28,557	16,073
Boustead Singapore, Ltd.	114,189	69,117
Breadtalk Group, Ltd.	26,000	24,585
Bukit Sembawang Estates, Ltd.	45,200	155,707
BW LPG, Ltd. (S)	13,776	67,322
Cape PLC	34,623	73,063
Centurion Corp., Ltd.	85,000	25,475
China Aviation Oil Singapore Corp., Ltd.	57,600	62,452
Chip Eng Seng Corp., Ltd.	106,200	54,126
Chuan Hup Holdings, Ltd.	78,000	15,018
Cordlife Group, Ltd. (I)	49,500	33,896
COSCO Corp. Singapore, Ltd. (I)(L)	247,800	54,703
Creative Technology, Ltd. (I)	7,050	6,104
CSE Global, Ltd.	136,600	47,806
CW Group Holdings, Ltd.	135,000	24,108
CWT, Ltd. (I)	53,500	78,241
Delfi, Ltd.	46,000	77,097
Dyna-Mac Holdings, Ltd. (I)	135,000	17,815
Elec & Eltek International Company, Ltd.	5,000	5,503
Ezion Holdings, Ltd. (I)	386,220	101,759
Ezra Holdings, Ltd. (I)(L)	438,996	5,948
Falcon Energy Group, Ltd. (I)	32,000	3,474
Far East Orchard, Ltd.	64,594	72,383
First Resources, Ltd.	120,000	161,021
Food Empire Holdings, Ltd. (I)	43,800	17,115
Fragrance Group, Ltd.	200,000	24,527

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       66

	Shares	Value
Singapore (continued)
Frasers Centrepoint, Ltd.	64,200	$76,715
Gallant Venture, Ltd. (I)	264,000	27,787
GL, Ltd.	137,000	76,673
Global Premium Hotels, Ltd. (I)	16,000	4,116
Golden Agri-Resources, Ltd.	682,300	184,682
GSH Corp., Ltd. (L)	82,820	34,546
GuocoLand, Ltd. (L)	56,800	74,547
Halcyon Agri Corp., Ltd. (I)	88,757	41,800
Health Management International, Ltd.	23,900	9,885
Hi-P International, Ltd.	51,000	19,688
Hiap Hoe, Ltd.	38,000	19,260
Ho Bee Land, Ltd.	50,300	81,811
Hong Fok Corp., Ltd.	89,836	42,923
Hong Leong Asia, Ltd.	46,000	42,619
Hotel Grand Central, Ltd.	11,521	11,631
Hour Glass, Ltd.	31,600	14,627
Hwa Hong Corp., Ltd.	55,000	12,766
Hyflux, Ltd.	102,400	41,251
IGG, Inc.	194,000	137,085
Indofood Agri Resources, Ltd.	58,100	21,518
Innovalues, Ltd.	42,100	30,342
Japfa, Ltd.	75,800	51,096
k1 Ventures, Ltd.	36,000	22,221
Kenon Holdings, Ltd. (I)	2,770	31,584
Keppel Infrastructure Trust	678,406	239,285
Keppel Telecommunications & Transportation, Ltd. (L)	20,700	24,212
Lian Beng Group, Ltd.	83,500	30,699
Low Keng Huat Singapore, Ltd.	64,000	27,825
Lum Chang Holdings, Ltd.	41,200	10,587
M1, Ltd.	81,800	121,340
Metro Holdings, Ltd.	53,600	41,294
Midas Holdings, Ltd.	249,000	46,184
Nera Telecommunications, Ltd. (L)	47,200	13,805
NSL, Ltd.	29,000	35,070
Olam International, Ltd.	64,200	93,746
OUE, Ltd.	52,500	73,799
Oxley Holdings, Ltd. (L)	63,100	24,309
Pan-United Corp., Ltd.	55,000	25,063
Penguin International, Ltd.	41,333	7,536
Q&M Dental Group Singapore, Ltd. (L)	48,100	24,871
QAF, Ltd.	39,234	39,164
Raffles Education Corp., Ltd. (I)	295,233	41,944
Raffles Medical Group, Ltd.	147,461	148,870
RHT Health Trust	106,100	64,341
Rickmers Maritime (I)	221,728	4,114
Riverstone Holdings, Ltd. (L)	69,000	43,802
Rotary Engineering, Ltd.	66,700	17,823

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       67

	Shares	Value
Singapore (continued)
SATS, Ltd.	147,800	$527,285
SBS Transit, Ltd.	20,500	34,357
Sembcorp Industries, Ltd.	102,300	233,344
Sembcorp Marine, Ltd.	144,300	183,031
Sheng Siong Group, Ltd. (L)	141,200	94,684
SHS Holdings, Ltd.	84,000	13,169
SIA Engineering Company, Ltd.	22,500	59,219
SIIC Environment Holdings, Ltd. (I)(L)	204,380	80,961
Sinarmas Land, Ltd.	300,000	97,204
Sing Holdings, Ltd.	79,000	19,445
Sing Investments & Finance, Ltd.	28,600	30,609
Singapore Post, Ltd. (L)	298,800	295,212
Singapore Reinsurance Corp., Ltd.	47,000	10,249
Singapore Shipping Corp., Ltd.	83,800	15,260
Stamford Land Corp., Ltd.	142,600	51,891
StarHub, Ltd.	99,100	203,401
Sunningdale Tech, Ltd.	30,260	27,736
Super Group, Ltd.	100,200	92,927
Swiber Holdings, Ltd. (I)	128,250	9,975
Tat Hong Holdings, Ltd. (I)	77,700	20,491
Tuan Sing Holdings, Ltd.	204,854	46,046
UMS Holdings, Ltd.	116,500	56,078
United Engineers, Ltd.	101,100	211,941
United Industrial Corp., Ltd.	22,000	45,672
UOB-Kay Hian Holdings, Ltd.	126,434	122,675
UOL Group, Ltd.	76,400	358,911
UPP Holdings, Ltd.	74,200	14,555
Venture Corp., Ltd.	58,400	447,827
Vibrant Group, Ltd.	69,882	17,976
Vicom, Ltd.	4,000	16,413
Wee Hur Holdings, Ltd.	102,000	17,099
Wheelock Properties Singapore, Ltd.	57,600	74,772
Wing Tai Holdings, Ltd.	94,017	120,056
XP Power, Ltd.	4,203	99,022
Yeo Hiap Seng, Ltd.	8,834	8,709
Yongnam Holdings, Ltd. (I)	147,375	21,063
South Africa 0.1%		387,823
Lonmin PLC (I)	75,962	113,972
Petra Diamonds, Ltd. (I)	161,381	273,851
Spain 2.3%		13,543,187
Acciona SA	8,004	598,817
Acerinox SA	54,035	765,588
Adveo Group International SA	3,825	16,155
Almirall SA	15,914	253,662
Amper SA (I)(L)	292,539	84,244
Applus Services SA	27,324	316,692

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       68

	Shares	Value
Spain (continued)
Atresmedia Corp de Medios de Comunicacion SA	20,348	$234,318
Azkoyen SA	2,428	20,053
Baron de Ley SA (I)	988	120,054
Bolsas y Mercados Espanoles SHMSF SA	19,357	601,716
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cellnex Telecom SA (S)	24,833	373,518
Cia de Distribucion Integral Logista Holdings SA	4,396	100,266
Cie Automotive SA	15,441	296,210
Construcciones y Auxiliar de Ferrocarriles SA	6,473	242,119
Deoleo SA (I)	45,694	12,077
Distribuidora Internacional de Alimentacion SA	153,710	851,970
Duro Felguera SA (I)(L)	30,857	41,497
Ebro Foods SA	20,230	410,616
eDreams ODIGEO SA (I)	25,654	90,820
Elecnor SA	6,680	65,787
Ence Energia y Celulosa SA	51,897	139,490
Ercros SA (I)	39,852	140,274
Euskaltel SA (S)	20,398	192,709
Faes Farma SA	82,759	294,288
Fluidra SA	12,779	71,375
Gamesa Corporacion Tecnologica SA	64,198	1,419,520
Grupo Catalana Occidente SA	10,421	345,002
Grupo Ezentis SA (I)(L)	65,836	40,244
Iberpapel Gestion SA	1,949	59,794
Indra Sistemas SA (I)	36,154	455,762
Inmobiliaria Colonial SA	44,662	326,082
Laboratorios Farmaceuticos Rovi SA	1,848	26,397
Liberbank SA (I)	113,444	119,950
Mediaset Espana Comunicacion SA	48,282	565,845
Melia Hotels International SA	19,828	258,264
Miquel y Costas SA	4,272	117,409
NH Hotel Group SA (I)	55,688	258,201
Obrascon Huarte Lain SA	34,910	121,808
Papeles y Cartones de Europa SA	15,635	102,994
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	46,893	134,480
Prim SA	2,446	23,043
Promotora de Informaciones SA, Class A (I)	13,283	68,707
Prosegur Cia de Seguridad SA	93,029	537,076
Quabit Inmobiliaria SA (I)(L)	12,910	30,470
Realia Business SA (I)	53,191	50,060
Sacyr SA (I)	106,714	262,316
Saeta Yield SA	11,878	103,737
Solaria Energia y Medio Ambiente SA (I)	10,301	11,555
Talgo SA (I)(S)	8,504	42,621
Tecnicas Reunidas SA	9,682	374,941
Tecnocom Telecomunicaciones y Energia SA (I)	4,417	21,456

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       69

	Shares	Value
Spain (continued)
Tubacex SA	33,979	$108,430
Tubos Reunidos SA (I)	31,261	31,580
Vidrala SA	5,364	291,945
Viscofan SA	10,539	551,191
Vocento SA (I)	14,712	22,248
Zardoya Otis SA	40,871	325,744
Sweden 3.1%		18,091,415
AAK AB	10,149	676,642
Acando AB	20,482	73,442
AddLife AB (I)	6,406	114,461
AddTech AB, B Shares	18,432	302,751
AF AB, B Shares	19,466	391,784
Atrium Ljungberg AB, B Shares	14,040	225,742
Avanza Bank Holding AB	6,326	277,213
Axactor AB (I)(L)	227,317	70,470
B&B Tools AB, B Shares	7,946	179,846
BE Group AB (I)	1,076	5,299
Beijer Alma AB	5,735	155,171
Beijer Electronics AB	1,967	8,364
Beijer Ref AB	6,810	172,273
Betsson AB (I)	31,747	283,875
Bilia AB, A Shares	11,190	250,159
BillerudKorsnas AB	7,337	116,280
BioGaia AB, B Shares	4,164	148,027
Biotage AB	11,979	57,813
Bjorn Borg AB	6,665	28,919
Bonava AB, B Shares (I)	3,176	48,842
Bulten AB	5,708	73,129
Bure Equity AB	17,653	191,412
Byggmax Group AB	17,075	118,558
Clas Ohlson AB, B Shares	9,715	146,280
Cloetta AB, B Shares	65,824	253,757
Com Hem Holding AB	20,479	229,518
Concordia Maritime AB, B Shares	5,539	8,222
Dios Fastigheter AB	24,390	121,235
Doro AB	6,824	43,436
Duni AB	10,787	158,028
Dustin Group AB (S)	8,947	66,344
East Capital Explorer AB	1,176	9,119
Elanders AB	2,728	31,275
Eltel AB (S)	2,184	12,632
Enea AB (I)	4,257	46,995
eWork Group AB	1,387	14,587
Fabege AB	42,634	718,217
Fagerhult AB	1,800	57,296
Granges AB	16,558	150,709

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       70

	Shares	Value
Sweden (continued)
Gunnebo AB	9,705	$46,327
Haldex AB	13,702	179,623
Hemfosa Fastigheter AB	30,469	282,849
Hexpol AB	19,405	194,317
HIQ International AB (I)	17,337	130,100
Holmen AB, B Shares	16,082	622,268
Hufvudstaden AB, A Shares	21,430	332,437
Indutrade AB	26,259	490,924
Intrum Justitia AB	19,888	719,027
Inwido AB	8,692	102,974
ITAB Shop Concept AB, Class B	7,377	64,932
JM AB	20,498	643,409
KappAhl AB	17,702	99,519
Karo Pharma AB (I)(L)	15,009	48,883
Klovern AB, B Shares	143,746	148,839
KNOW IT AB	3,226	44,726
Kungsleden AB	49,092	281,609
Lagercrantz Group AB, B Shares	14,070	123,422
Lifco AB, B Shares	2,603	68,996
Lindab International AB	19,706	164,054
Loomis AB, B Shares	16,519	512,203
Medivir AB, B Shares (I)	8,048	71,748
Mekonomen AB	6,912	131,606
Modern Times Group MTG AB, B Shares	15,156	490,040
MQ Holding AB	7,470	27,896
Munksjo OYJ (I)	1,315	21,226
Mycronic AB	22,262	245,687
NCC AB, B Shares	8,441	200,561
Net Insight AB, B Shares (I)	76,750	62,412
NetEnt AB (I)	48,739	406,463
New Wave Group AB, B Shares	13,930	100,143
Nobia AB	29,222	285,472
Nolato AB, B Shares	5,977	181,301
OEM International AB, B Shares	6,889	127,517
Opus Group AB	64,359	53,814
Peab AB	54,470	514,717
Pricer AB, B Shares	25,941	33,572
Proact IT Group AB	2,222	41,948
Probi AB	1,568	82,202
Qliro Group AB (I)	26,522	37,146
Ratos AB, B Shares	57,112	265,299
Raysearch Laboratories AB (I)	4,885	124,298
Recipharm AB, B Shares	3,909	54,113
Sagax AB, B Shares	10,861	105,032
SAS AB (I)(L)	26,732	43,923
Scandi Standard AB	6,476	37,795
Sectra AB, B Shares (I)	1,335	25,049

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       71

	Shares	Value
Sweden (continued)
Semcon AB	4,746	$30,738
Sensys Gatso Group AB (I)(L)	174,190	24,685
SkiStar AB	7,657	126,343
SSAB AB, A Shares (I)(L)	9,753	38,479
SSAB AB, A Shares (Stockholm Stock Exchange) (I)	64,699	255,267
SSAB AB, B Shares (I)	55,217	182,491
SSAB AB, B Shares (Stockholm Stock Exchange) (I)	140,063	462,551
Sweco AB, B Shares	20,292	448,159
Swedol AB, Class B	860	2,615
Systemair AB	3,664	56,661
Thule Group AB (S)	14,993	239,504
Transcom Worldwide AB	1,777	18,181
VBG Group AB	560	7,263
Victoria Park AB, B Shares (I)	17,436	48,635
Vitrolife AB	4,117	200,940
Wallenstam AB, B Shares	53,892	440,393
Wihlborgs Fastigheter AB	20,038	397,970
Switzerland 5.0%		28,574,987
Allreal Holding AG (I)	3,961	618,728
Alpiq Holding AG (I)	750	61,958
ALSO Holding AG (I)	1,249	139,710
APG SGA SA	311	141,693
Arbonia AG (I)	11,989	200,455
Aryzta AG (I)	14,530	469,987
Ascom Holding AG	8,420	146,312
Autoneum Holding AG	758	201,682
Bachem Holding AG	577	66,607
Baloise Holding AG	468	60,909
Bank Coop AG	2,288	101,368
Banque Cantonale de Geneve	636	95,267
Banque Cantonale Vaudoise	1,012	692,204
Belimo Holding AG	136	451,482
Bell AG	344	151,041
Bellevue Group AG	2,363	40,225
Berner Kantonalbank AG	1,316	249,412
BKW AG	3,764	191,654
Bobst Group SA	2,647	201,392
Bossard Holding AG (I)	1,855	319,316
Bucher Industries AG	1,733	494,516
Burckhardt Compression Holding AG	697	194,502
Burkhalter Holding AG	964	141,537
Calida Holding AG (I)	1,609	59,240
Carlo Gavazzi Holding AG	85	23,362
Cembra Money Bank AG	5,785	469,220
Cie Financiere Tradition SA	524	44,075
Clariant AG (I)	52,911	988,825

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       72

	Shares	Value
Switzerland (continued)
Coltene Holding AG	810	$69,303
Conzzeta AG	301	242,660
Daetwyler Holding AG	2,053	312,960
DKSH Holding AG	4,414	356,836
dorma+kaba Holding AG (I)	785	648,574
Edmond de Rothschild Suisse SA	1	14,344
EFG International AG (I)	29,777	167,332
Emmi AG (I)	743	472,010
Energiedienst Holding AG	1,013	25,005
Feintool International Holding AG (I)	455	55,274
Fenix Outdoor International AG	571	51,289
Ferrexpo PLC (I)	73,932	146,381
Flughafen Zuerich AG	6,700	1,352,741
Forbo Holding AG (I)	279	380,481
GAM Holding AG (I)	40,125	443,952
Georg Fischer AG	1,158	1,003,691
Gurit Holding AG (I)	157	132,210
Helvetia Holding AG	1,714	961,887
Highlight Communications AG (I)	4,309	25,389
HOCHDORF Holding AG (I)	246	74,409
Huber & Suhner AG	4,351	268,336
Implenia AG	4,565	340,918
Inficon Holding AG (I)	428	186,820
Interroll Holding AG	230	273,305
Intershop Holding AG	267	133,155
IWG PLC	172,710	606,454
Jungfraubahn Holding AG	635	61,122
Kardex AG (I)	1,701	171,627
Komax Holding AG	815	212,319
Kudelski SA	10,947	182,420
Lastminute.com NV (I)	1,714	25,184
LEM Holding SA	206	197,192
Logitech International SA	3,119	89,858
Logitech International SA (SIX Swiss Exchange)	41,189	1,190,687
Luzerner Kantonalbank AG	1,062	442,085
MCH Group AG	307	22,415
Metall Zug AG, B Shares	63	250,934
Meyer Burger Technology AG (I)	22,601	17,440
Mobilezone Holding AG	4,843	70,089
Mobimo Holding AG (I)	1,812	481,147
OC Oerlikon Corp. AG (I)	52,027	562,040
Orascom Development Holding AG (I)	4,769	24,720
Orell Fuessli Holding AG	223	29,972
Oriflame Holding AG (I)	3,512	142,996
Orior AG (I)	1,215	97,297
Panalpina Welttransport Holding AG	3,370	424,241
Phoenix Mecano AG	196	106,319

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       73

	Shares	Value
Switzerland (continued)
Plazza AG	376	$85,876
PSP Swiss Property AG	10,664	994,000
Rieter Holding AG (I)	776	151,954
Romande Energie Holding SA	110	140,347
Schaffner Holding AG (I)	198	53,997
Schmolz & Bickenbach AG (I)	212,004	164,613
Schweiter Technologies AG	320	359,885
SFS Group AG (I)	1,265	115,269
Siegfried Holding AG (I)	791	179,896
St. Galler Kantonalbank AG	603	253,403
STMicroelectronics NV	11,706	178,528
Sulzer AG	4,430	460,757
Sunrise Communications Group AG (I)(S)	4,263	305,229
Swissquote Group Holding SA (I)	2,821	67,923
Tamedia AG	831	130,717
Tecan Group AG	2,690	448,661
Temenos Group AG	17,269	1,335,618
Thurgauer Kantonalbank	279	25,828
u-blox Holding AG (I)	1,722	341,925
Valiant Holding AG	4,721	494,431
Valora Holding AG	906	301,429
Vaudoise Assurances Holding SA	283	143,614
Vetropack Holding AG	62	112,604
Von Roll Holding AG (I)	2,046	1,326
Vontobel Holding AG	6,021	329,111
VZ Holding AG	345	103,468
Walliser Kantonalbank	446	34,796
Walter Meier AG	876	39,040
Warteck Invest AG	16	30,420
Ypsomed Holding AG (I)	838	161,285
Zehnder Group AG	2,627	91,800
Zug Estates Holding AG, B Shares (I)	69	114,796
Zuger Kantonalbank AG	50	257,942
United Arab Emirates 0.0%		84,478
Lamprell PLC (I)	68,445	84,478
United Kingdom 14.7%		84,824,227
4imprint Group PLC	3,873	79,253
A.G.Barr PLC	32,647	211,007
AA PLC	154,602	501,813
Aberdeen Asset Management PLC	110,796	380,505
Acacia Mining PLC	49,216	326,456
Acal PLC	12,904	34,579
Afren PLC (I)	310,484	0
Aggreko PLC	54,040	706,914
Aldermore Group PLC (I)	5,001	14,343
Amec Foster Wheeler PLC	107,635	588,414

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       74

	Shares	Value
United Kingdom (continued)
Anglo Pacific Group PLC	30,338	$45,197
Anglo-Eastern Plantations PLC	3,980	33,819
Arrow Global Group PLC	37,154	135,296
Ashmore Group PLC	108,620	479,357
AVEVA Group PLC	17,910	425,093
Avon Rubber PLC	4,864	58,363
Balfour Beatty PLC	193,858	664,339
BBA Aviation PLC	316,842	1,198,577
Beazley PLC	145,239	781,674
Bellway PLC	35,238	1,139,785
Berendsen PLC	44,602	506,243
Bloomsbury Publishing PLC	18,160	38,282
Bodycote PLC	57,196	559,562
Booker Group PLC	447,558	1,105,107
Bovis Homes Group PLC	38,715	375,051
Braemar Shipping Services PLC	1,929	6,147
Brewin Dolphin Holdings PLC	89,678	344,612
Britvic PLC	65,082	510,267
BTG PLC (I)	35,635	255,013
Cairn Energy PLC (I)	38,311	105,698
Cambian Group PLC (I)	21,739	38,087
Capital & Counties Properties PLC	71,023	259,054
Carclo PLC	7,141	11,514
Card Factory PLC	2,531	8,297
Carillion PLC	121,951	331,430
Carpetright PLC (I)	6,882	17,795
Carr's Group PLC	9,750	17,859
Castings PLC	6,764	37,004
Centaur Media PLC	19,732	11,917
Charles Stanley Group PLC	5,789	22,703
Charles Taylor PLC	7,487	20,337
Chemring Group PLC (I)	77,034	185,334
Chesnara PLC	39,738	173,382
Cineworld Group PLC	61,429	487,834
Clarkson PLC	4,195	130,162
Close Brothers Group PLC	42,947	803,800
CLS Holdings PLC (I)	4,974	104,086
Cobham PLC	459,089	682,895
Communisis PLC	54,344	33,962
Computacenter PLC	21,305	207,045
Concentric AB	13,692	194,159
Connect Group PLC	89,759	156,962
Consort Medical PLC	14,004	180,521
Costain Group PLC	25,570	123,137
Countrywide PLC	20,797	50,386
Cranswick PLC	14,466	418,024
Crest Nicholson Holdings PLC	65,927	442,676

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       75

	Shares	Value
United Kingdom (continued)
Daily Mail & General Trust PLC	71,982	$642,053
Dairy Crest Group PLC	44,180	310,783
De La Rue PLC	31,134	232,281
Debenhams PLC	325,293	216,582
Dechra Pharmaceuticals PLC	30,805	614,592
Devro PLC	57,745	129,147
Dialight PLC (I)	7,641	91,136
Dialog Semiconductor PLC (I)	20,672	1,087,700
Dignity PLC	14,682	472,697
Diploma PLC	37,241	494,774
Domino's Pizza Group PLC	143,528	683,769
Drax Group PLC	113,586	495,459
DS Smith PLC	287,290	1,588,546
Dunelm Group PLC	21,744	173,982
e2v technologies PLC	51,444	174,199
EI Group PLC (I)	185,674	310,513
Electrocomponents PLC	164,884	971,677
Elementis PLC	160,991	598,404
EnQuest PLC (I)	399,124	239,461
Essentra PLC	72,648	489,978
esure Group PLC	89,644	237,547
Euromoney Institutional Investor PLC	13,038	175,606
FDM Group Holdings PLC	4,171	33,312
Fenner PLC	60,272	207,848
Fidessa Group PLC	13,282	413,751
Findel PLC (I)	18,987	46,637
Firstgroup PLC (I)	406,291	606,325
Flybe Group PLC (I)	27,391	16,795
Foxtons Group PLC (I)	54,783	65,140
Fuller Smith & Turner PLC, Class A	9,499	116,038
Future PLC (I)	2,980	6,054
G4S PLC	61,392	199,765
Galliford Try PLC	23,206	436,930
Gem Diamonds, Ltd.	36,843	55,089
Genus PLC	19,040	409,669
Go-Ahead Group PLC	12,768	311,995
Gocompare.Com Group PLC (I)	82,811	98,146
Greene King PLC	89,742	751,478
Greggs PLC	32,026	387,532
Halfords Group PLC	61,345	258,514
Halma PLC	110,635	1,336,001
Hays PLC	362,709	732,079
Headlam Group PLC	23,677	172,075
Helical Bar PLC	32,229	128,725
Henderson Group PLC	317,176	878,702
Henry Boot PLC	26,502	74,826
Hill & Smith Holdings PLC	27,166	371,193

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       76

	Shares	Value
United Kingdom (continued)
Hilton Food Group PLC	4,244	$33,039
Hogg Robinson Group PLC	48,756	40,544
HomeServe PLC	85,272	629,298
Howden Joinery Group PLC	166,892	886,162
Hunting PLC	50,465	332,239
Huntsworth PLC	56,248	31,319
IG Group Holdings PLC	106,281	705,571
Imagination Technologies Group PLC (I)	23,430	75,713
IMI PLC	48,723	750,584
Inchcape PLC	106,418	991,182
Indivior PLC	184,508	800,703
Inmarsat PLC	91,301	806,712
Intermediate Capital Group PLC	36,206	318,587
International Personal Finance PLC	25,827	58,032
Interserve PLC	40,165	119,250
IP Group PLC (I)	65,250	128,291
ITE Group PLC	92,236	179,213
Ithaca Energy, Inc. (I)(L)	148,312	215,511
J.D. Wetherspoon PLC	25,334	308,000
Jackpotjoy PLC (I)	9,885	71,142
James Fisher & Sons PLC	18,765	372,383
Jardine Lloyd Thompson Group PLC	38,239	488,474
JD Sports Fashion PLC	78,350	341,404
Jimmy Choo PLC (I)	3,751	7,360
John Laing Group PLC (S)	8,997	30,540
John Menzies PLC	26,312	192,130
John Wood Group PLC	99,754	936,239
JRP Group PLC	40,156	73,239
Jupiter Fund Management PLC	111,603	580,670
KAZ Minerals PLC (I)	90,039	589,160
KCOM Group PLC	174,328	197,077
Keller Group PLC	21,981	234,619
Kier Group PLC	33,474	604,795
Ladbrokes PLC	311,761	473,617
Laird PLC	76,765	159,758
Lancashire Holdings, Ltd.	66,258	570,566
Laura Ashley Holdings PLC	68,094	13,522
Lookers PLC	95,162	145,748
Low & Bonar PLC	38,633	33,157
LSL Property Services PLC	18,865	46,590
Man Group PLC	481,704	875,240
Management Consulting Group PLC (I)	85,894	8,754
Marshalls PLC	65,884	243,242
Marston's PLC	166,606	274,391
McBride PLC (I)	54,433	123,106
McColl's Retail Group PLC	3,881	8,631
Mears Group PLC	30,440	188,687

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       77

	Shares	Value
United Kingdom (continued)
Meggitt PLC	65,047	$380,211
Melrose Industries PLC	483,857	1,279,498
Millennium & Copthorne Hotels PLC	41,704	243,225
Mitchells & Butlers PLC	61,955	189,650
Mitie Group PLC	96,472	247,800
Moneysupermarket.com Group PLC	127,608	521,916
Morgan Advanced Materials PLC	89,454	346,139
Morgan Sindall Group PLC	10,778	132,974
Mothercare PLC (I)	37,030	49,809
MWB Group Holdings PLC (I)	15,166	917
N. Brown Group PLC	38,687	96,784
National Express Group PLC	121,580	548,357
NCC Group PLC	24,586	36,062
NEX Group PLC	81,041	584,251
Norcros PLC	9,355	18,008
Northgate PLC	44,608	312,795
Novae Group PLC	16,991	131,556
Ocado Group PLC (I)(L)	104,166	321,679
Onesavings Bank PLC	30,626	138,726
Ophir Energy PLC (I)	35,676	40,708
Oxford Instruments PLC	12,655	125,613
Pagegroup PLC	97,882	516,056
PayPoint PLC	16,602	200,632
Pendragon PLC	360,219	151,848
Pennon Group PLC	114,383	1,230,645
Petrofac, Ltd.	33,339	369,300
Petropavlovsk PLC (I)	370,917	30,861
Pets at Home Group PLC	37,800	86,229
Photo-Me International PLC	86,459	174,368
Polypipe Group PLC	35,149	147,424
Porvair PLC	833	5,095
Premier Foods PLC (I)	197,561	96,753
Premier Oil PLC (I)	152,116	131,424
Punch Taverns PLC (I)	7,353	16,000
PZ Cussons PLC	89,632	354,516
QinetiQ Group PLC	181,307	622,658
R.E.A. Holdings PLC (I)	2,867	12,200
Rank Group PLC	23,044	60,763
Rathbone Brothers PLC	3,769	105,580
Redrow PLC	70,152	425,001
Renishaw PLC	11,628	443,384
Renold PLC (I)	36,501	25,846
Rentokil Initial PLC	450,511	1,336,954
Ricardo PLC	15,814	176,335
Rightmove PLC	28,228	1,375,964
RM PLC	12,019	26,966
Robert Walters PLC	12,302	61,420

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       78

	Shares	Value
United Kingdom (continued)
Rotork PLC	256,008	$784,937
RPC Group PLC	113,240	1,282,079
RPS Group PLC	58,274	179,247
Saga PLC	83,323	195,551
Savills PLC	38,920	413,287
SDL PLC	22,906	137,278
Seadrill, Ltd. (I)(L)	15,137	25,970
Senior PLC	111,967	254,618
Sepura PLC (I)	12,332	2,100
Serco Group PLC (I)	129,540	189,286
Servelec Group PLC	2,191	7,651
Severfield Rowen PLC	89,306	85,461
Shanks Group PLC (I)	216,355	259,067
SIG PLC	152,087	211,157
Soco International PLC	54,822	89,636
Spectris PLC	36,008	1,085,073
Speedy Hire PLC	226,833	144,079
Spirax-Sarco Engineering PLC	19,490	1,076,376
Spire Healthcare Group PLC (S)	11,152	45,087
Spirent Communications PLC	160,841	210,601
Sportech PLC (I)	2,345	2,830
SSP Group PLC	68,689	355,021
St. Ives PLC	37,604	24,608
St. Modwen Properties PLC	53,940	228,859
Stagecoach Group PLC	105,278	271,168
Stallergenes Greer PLC (I)	455	15,560
SThree PLC	31,746	122,816
Stobart Group, Ltd.	24,874	58,784
Stock Spirits Group PLC	15,413	33,231
Stolt-Nielsen, Ltd.	6,941	112,624
SuperGroup PLC	15,006	275,227
Synthomer PLC	87,382	484,428
TalkTalk Telecom Group PLC (L)	139,745	304,761
Tate & Lyle PLC	122,356	1,130,131
Ted Baker PLC	9,414	328,309
Telecom Plus PLC	17,970	268,339
The Restaurant Group PLC	64,466	260,264
The Unite Group PLC	62,135	481,579
The Vitec Group PLC	3,750	32,644
The Weir Group PLC	31,378	733,056
Thomas Cook Group PLC (I)	459,921	498,321
Topps Tiles PLC	52,481	54,777
TP ICAP PLC	144,158	873,101
Trifast PLC	23,116	57,743
Trinity Mirror PLC	68,032	87,518
TT Electronics PLC	49,695	92,759
Tullow Oil PLC (I)	256,901	857,048

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       79

	Shares	Value
United Kingdom (continued)
U & I Group PLC	37,297	$82,831
UBM PLC	108,474	1,003,607
Ultra Electronics Holdings PLC	23,641	569,297
Vectura Group PLC (I)	165,166	296,811
Vesuvius PLC	76,226	431,233
Victrex PLC	23,342	553,572
Virgin Money Holdings UK PLC	39,486	160,319
Volex PLC (I)	8,308	4,533
Vp PLC	664	6,849
W.S. Atkins PLC	26,899	485,064
WH Smith PLC	29,940	628,622
William Hill PLC	248,962	815,166
Wilmington PLC	8,311	27,719
Wincanton PLC	43,520	145,204
Xaar PLC	25,970	118,373
Zeal Network SE	1,756	53,527
ZPG PLC (S)	40,242	185,729
United States 0.1%		810,506
Alacer Gold Corp. (I)	65,040	124,380
Argonaut Gold, Inc. (I)	47,122	73,794
Energy Fuels, Inc. (I)	14,469	30,176
Ormat Technologies, Inc.	1	16
REC Silicon ASA (I)(L)	683,136	100,056
Sims Metal Management, Ltd.	49,935	482,084
Preferred securities 0.4%		$2,201,515
(Cost $1,835,186)
Germany 0.4%		2,201,515
Biotest AG	5,334	98,907
Draegerwerk AG & Company KGaA	2,064	186,542
FUCHS PETROLUB SE	16,108	745,153
Jungheinrich AG	12,917	390,700
Sartorius AG	6,598	494,576
Sixt SE	4,655	185,801
STO SE & Company KGaA	276	27,321
Villeroy & Boch AG	4,296	72,515
Rights 0.0%		$1,832
(Cost $0)
Health Management International, Ltd. (Expiration Date: 3-10-17; Strike Price: SGD 0.57) (I)	1,314	14
Ruralco Holdings (Expiration Date: 3-9-17; Strike Price: AUD 2.66) (I)	917	91
Sino Grandness Food Industry Group, Ltd. (Expiration Date: 3-7-17; Strike Price: SGD 0.21) (I)	43,999	1,727
Warrants 0.0%		$3,509
(Cost $7,675)
Novelion Therapeutics, Inc. (Expiration Date: 3-15-17) (I)(N)	8,200	0
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: ILS 7.33) (I)	1	15

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       80

			Shares	Value
UPP Holdings, Ltd. (Expiration Date: 2-12-20; Strike Price: SGD 0.37) (I)			136,000	$3,494
	Yield (%)		Shares	Value
Securities lending collateral 3.1%				$18,079,959
(Cost $18,078,134)
John Hancock Collateral Trust (W)	0.8372(Y	)	1,806,713	18,079,959
Short-term investments 0.9%				$5,295,568
(Cost $5,295,568)
Money market funds 0.9%				5,295,568
Western Asset Institutional Government Reserves Fund, Institutional Class	0.3100(Y	)	5,295,568	5,295,568
Total investments (Cost $503,244,992)† 102.8%				$593,633,676
Other assets and liabilities, net (2.8%)				($16,397,961)
Total net assets 100.0%				$577,235,715

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
ILS	Israeli New Shekels
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $511,101,929. Net unrealized appreciation aggregated to $82,531,747, of which $139,187,350 related to appreciated investment securities and $56,655,603 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       81

Fund's investments

New Opportunities Fund

As of 2-28-17 (unaudited)
	Shares	Value
Common stocks 98.5%		$536,707,072
(Cost $437,336,999)
Consumer discretionary 13.5%		73,689,507
Auto components 1.2%
Adient PLC (I)	12,511	839,863
American Axle & Manufacturing Holdings, Inc. (I)	5,566	110,318
Cooper Tire & Rubber Company	11,563	467,723
Cooper-Standard Holding, Inc. (I)	3,478	389,536
Dana, Inc.	10,885	205,618
Fox Factory Holding Corp. (I)	54,010	1,447,468
Gentex Corp.	15,234	320,371
Gentherm, Inc. (I)	1,879	68,114
Horizon Global Corp. (I)	41,562	759,753
Modine Manufacturing Company (I)	11,129	126,314
Motorcar Parts of America, Inc. (I)	3,516	99,749
Shiloh Industries, Inc. (I)	3,949	60,933
Spartan Motors, Inc.	7,931	52,741
Standard Motor Products, Inc.	5,221	250,451
Stoneridge, Inc. (I)	517	8,732
Superior Industries International, Inc.	3,530	79,072
Tower International, Inc.	3,724	102,969
Visteon Corp. (I)	11,879	1,100,827
VOXX International Corp. (I)	5,062	25,057
Automobiles 0.0%
Winnebago Industries, Inc.	6,297	207,801
Distributors 0.5%
Core-Mark Holding Company, Inc.	531	17,268
Pool Corp.	21,534	2,470,165
Weyco Group, Inc.	494	13,526
Diversified consumer services 1.1%
American Public Education, Inc. (I)	3,639	87,882
Ascent Capital Group, Inc., Class A (I)	1,985	31,859
Bridgepoint Education, Inc. (I)	11,918	111,195
Cambium Learning Group, Inc. (I)	3,053	14,868
Career Education Corp. (I)	15,816	131,747
Carriage Services, Inc.	2,792	71,950
DeVry Education Group, Inc.	13,649	438,815
Graham Holdings Company, Class B	1,095	589,384
Grand Canyon Education, Inc. (I)	49,167	3,017,870
Houghton Mifflin Harcourt Company (I)	6,210	68,621
K12, Inc. (I)	9,885	176,546
Regis Corp. (I)	4,678	57,586
ServiceMaster Global Holdings, Inc. (I)	28,501	1,135,195
Universal Technical Institute, Inc.	5,699	19,776

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 2.2%
Ark Restaurants Corp.	197	$5,024
Belmond, Ltd., Class A (I)	9,083	117,625
Biglari Holdings, Inc. (I)	1	429
Boyd Gaming Corp. (I)	58,843	1,157,442
Canterbury Park Holding Corp.	100	1,030
Chuy's Holdings, Inc. (I)	53,895	1,536,008
Dave & Buster's Entertainment, Inc. (I)	38,467	2,199,928
Del Frisco's Restaurant Group, Inc. (I)	5,361	85,240
Del Taco Restaurants, Inc. (I)	2,610	32,390
El Pollo Loco Holdings, Inc. (I)	154	1,925
Fiesta Restaurant Group, Inc. (I)	2,735	54,290
Gaming Partners International Corp.	400	4,548
ILG, Inc.	17,285	326,341
International Game Technology PLC	33,773	911,871
International Speedway Corp., Class A	4,574	169,695
Intrawest Resorts Holdings, Inc. (I)	2,461	57,981
J Alexander's Holdings, Inc. (I)	3,506	32,606
Kona Grill, Inc. (I)(L)	189,242	1,201,687
La Quinta Holdings, Inc. (I)	9,830	136,244
Luby's, Inc. (I)	6,731	22,751
Marriott Vacations Worldwide Corp.	6,274	589,317
Monarch Casino & Resort, Inc. (I)	1,250	31,850
Panera Bread Company, Class A (I)	4,803	1,108,532
Papa John's International, Inc.	14,136	1,115,613
Potbelly Corp. (I)	3,416	44,579
RCI Hospitality Holdings, Inc.	2,292	39,033
Red Robin Gourmet Burgers, Inc. (I)	3,142	143,432
Ruby Tuesday, Inc. (I)	5,243	9,962
Speedway Motorsports, Inc.	8,627	183,928
The Marcus Corp.	3,767	117,530
The Wendy's Company (L)	27,981	390,055
Household durables 2.0%
AV Homes, Inc. (I)	5,178	85,437
Bassett Furniture Industries, Inc.	1,320	36,102
Beazer Homes USA, Inc. (I)	54,493	664,815
CalAtlantic Group, Inc. (L)	18,757	662,685
Cavco Industries, Inc. (I)	2,107	251,260
Century Communities, Inc. (I)	5,108	116,718
CSS Industries, Inc.	926	22,761
Emerson Radio Corp. (I)	6,514	8,143
Ethan Allen Interiors, Inc.	6,472	186,070
Flexsteel Industries, Inc.	1,332	66,973
Green Brick Partners, Inc. (I)	164	1,550
Helen of Troy, Ltd. (I)	16,606	1,622,406
Hooker Furniture Corp.	2,702	89,166

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
La-Z-Boy, Inc.	48,586	$1,311,822
Libbey, Inc.	3,367	47,138
Lifetime Brands, Inc.	962	13,949
M/I Homes, Inc. (I)	2,518	59,425
MDC Holdings, Inc.	9,393	274,182
Meritage Homes Corp. (I)	4,328	153,860
NACCO Industries, Inc., Class A	1,238	79,851
PulteGroup, Inc.	59,577	1,313,673
Skyline Corp. (I)	705	8,495
Taylor Morrison Home Corp., Class A (I)	6,021	121,203
The New Home Company, Inc. (I)	4,688	48,990
Toll Brothers, Inc. (I)	31,553	1,077,219
TopBuild, Corp. (I)	8,080	339,198
TRI Pointe Group, Inc. (I)(L)	33,580	400,945
Tupperware Brands Corp.	30,925	1,867,561
UCP, Inc., Class A (I)	1,832	19,877
William Lyon Homes, Class A (I)	6,087	112,183
ZAGG, Inc. (I)	6,430	38,902
Internet and direct marketing retail 0.7%
1-800-Flowers.com, Inc., Class A (I)	8,085	80,850
FTD Companies, Inc. (I)(L)	6,423	155,180
Liberty TripAdvisor Holdings, Inc., Class A (I)	10,128	136,222
Overstock.com, Inc. (I)	2,738	50,516
Wayfair, Inc., Class A (I)(L)	96,000	3,629,760
Leisure products 0.8%
Arctic Cat, Inc. (I)	3,741	69,209
Callaway Golf Company	21,696	219,347
JAKKS Pacific, Inc. (I)	3,041	15,965
Johnson Outdoors, Inc., Class A	200	7,016
Malibu Boats, Inc., Class A (I)	58,495	1,202,657
Polaris Industries, Inc.	32,993	2,811,334
Vista Outdoor, Inc. (I)	4,965	100,442
Media 1.0%
A H Belo Corp., Class A	4,469	28,155
AMC Entertainment Holdings, Inc., Class A	6,610	207,224
Ballantyne Strong, Inc. (I)	1,790	11,635
Beasley Broadcast Group, Inc., Class A	447	3,934
Entercom Communications Corp., Class A (L)	8,436	132,023
Gannett Company, Inc.	24,345	212,288
Gray Television, Inc. (I)	4,409	59,962
Media General, Inc. (I)	5,000	1,485
Meredith Corp. (L)	8,505	533,264
New Media Investment Group, Inc.	10,131	156,321
News Corp., Class A	58,896	755,047

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

	Shares	Value
Consumer discretionary (continued)
Media (continued)
News Corp., Class B	20,609	$272,039
Nexstar Media Group, Inc.	624	43,025
Radio One, Inc., Class D (I)	4,508	12,397
Reading International, Inc., Class A (I)	4,950	78,903
Salem Media Group, Inc.	4,629	33,097
Scholastic Corp.	4,196	189,072
TEGNA, Inc.	41,248	1,057,186
The EW Scripps Company, Class A (I)	12,244	281,979
The Madison Square Garden Company, Class A (I)	2,905	521,041
The McClatchy Company, Class A (I)	1,050	11,708
The New York Times Company, Class A	36,545	526,248
Time, Inc.	22,246	390,417
Townsquare Media Inc., Class A (I)	2,297	24,968
Multiline retail 0.3%
Dillard's, Inc., Class A	6,745	367,737
Fred's, Inc., Class A (L)	1,382	24,503
J.C. Penney Company, Inc. (I)(L)	40,520	256,897
Kohl's Corp.	21,486	915,733
Tuesday Morning Corp. (I)	10,364	37,829
Specialty retail 3.2%
Aaron's, Inc.	9,312	254,031
Abercrombie & Fitch Company, Class A (L)	8,273	98,945
America's Car-Mart, Inc. (I)(L)	2,087	66,471
American Eagle Outfitters, Inc.	63,572	1,007,616
Ascena Retail Group, Inc. (I)	8,149	37,485
AutoNation, Inc. (I)(L)	19,578	898,630
Barnes & Noble Education, Inc. (I)	8,317	79,843
Barnes & Noble, Inc.	5,042	49,412
Bed Bath & Beyond, Inc.	6,789	274,276
Big 5 Sporting Goods Corp. (L)	5,096	68,541
Boot Barn Holdings, Inc. (I)	839	8,617
Build-A-Bear Workshop, Inc. (I)	2,216	20,055
Burlington Stores, Inc. (I)	30,527	2,717,208
Cabela's, Inc. (I)	1,460	68,386
Caleres, Inc.	10,226	305,451
Chico's FAS, Inc.	10,735	155,443
Christopher & Banks Corp. (I)	8,725	11,343
Citi Trends, Inc.	3,147	52,460
Conn's, Inc. (I)	3,027	28,908
Destination Maternity Corp. (I)	3,213	16,129
DSW, Inc., Class A	14,835	311,980
Express, Inc. (I)	15,914	178,873
Five Below, Inc. (I)	48,299	1,861,926
GameStop Corp., Class A	18,309	447,472

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Genesco, Inc. (I)(L)	4,266	$248,708
Group 1 Automotive, Inc.	2,943	228,642
Guess?, Inc. (L)	19,497	247,612
Haverty Furniture Companies, Inc.	3,731	86,559
Hibbett Sports, Inc. (I)	23,669	698,236
Kirkland's, Inc. (I)	783	8,848
Lithia Motors, Inc., Class A	1,808	172,971
MarineMax, Inc. (I)	4,644	104,490
New York & Company, Inc. (I)	2,900	6,670
Office Depot, Inc.	67,463	281,321
Penske Automotive Group, Inc.	17,522	881,357
Perfumania Holdings, Inc. (I)	1,016	1,778
Pier 1 Imports, Inc.	20,105	135,307
Rent-A-Center, Inc. (L)	13,022	112,901
Sally Beauty Holdings, Inc. (I)	31,722	693,760
Sears Hometown and Outlet Stores, Inc. (I)	5,170	19,129
Shoe Carnival, Inc.	1,826	46,271
Sonic Automotive, Inc., Class A	2,223	48,239
Stage Stores, Inc.	3,629	8,456
Staples, Inc.	122,235	1,098,893
The Cato Corp., Class A	1,767	44,193
The Finish Line, Inc., Class A	10,311	168,069
The Michaels Companies, Inc. (I)	109,713	2,204,134
Tilly's, Inc., Class A	2,881	31,777
Vitamin Shoppe, Inc. (I)(L)	19,887	423,593
West Marine, Inc. (I)	4,685	43,055
Zumiez, Inc. (I)	4,435	90,474
Textiles, apparel and luxury goods 0.5%
Culp, Inc.	696	23,664
Deckers Outdoor Corp. (I)	6,366	336,316
Delta Apparel, Inc. (I)	522	9,140
Fossil Group, Inc. (I)(L)	9,662	182,708
G-III Apparel Group, Ltd. (I)	9,299	239,263
Iconix Brand Group, Inc. (I)	8,299	63,985
Lakeland Industries, Inc. (I)	700	7,035
Movado Group, Inc.	2,782	67,464
Oxford Industries, Inc.	19,998	1,124,088
Perry Ellis International, Inc. (I)	1,322	30,789
Rocky Brands, Inc.	1,741	18,803
Steven Madden, Ltd. (I)	312	11,653
Superior Uniform Group, Inc.	640	11,725
Unifi, Inc. (I)	3,710	101,246
Vera Bradley, Inc. (I)(L)	8,195	85,720
Wolverine World Wide, Inc.	19,358	487,241

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

	Shares	Value
Consumer staples 2.3%		$12,725,789
Beverages 0.4%
Craft Brew Alliance, Inc. (I)	5,110	75,117
MGP Ingredients, Inc. (L)	1,088	48,122
The Boston Beer Company, Inc., Class A (I)(L)	14,283	2,265,998
Food and staples retailing 0.5%
Ingles Markets, Inc., Class A	2,301	107,802
Natural Grocers by Vitamin Cottage, Inc. (I)	2,208	26,651
PriceSmart, Inc.	15,674	1,385,582
Smart & Final Stores, Inc. (I)	16,496	230,119
SpartanNash Company	5,433	189,612
The Andersons, Inc.	6,535	258,459
The Chefs' Warehouse, Inc. (I)	3,862	54,068
United Natural Foods, Inc. (I)	9,613	413,840
Village Super Market, Inc., Class A	2,255	66,771
Weis Markets, Inc.	6,029	361,740
Food products 1.2%
Alico, Inc.	490	12,544
Amplify Snack Brands, Inc. (I)	63,544	636,711
Darling Ingredients, Inc. (I)	35,705	464,522
Dean Foods Company	17,233	314,330
Farmer Brothers Company (I)	641	20,945
Fresh Del Monte Produce, Inc.	7,541	436,398
Ingredion, Inc.	692	83,656
John B. Sanfilippo & Son, Inc.	461	28,305
Landec Corp. (I)	3,344	42,134
Limoneira Company	610	11,206
Omega Protein Corp.	3,910	99,510
Pinnacle Foods, Inc.	30,614	1,748,978
Post Holdings, Inc. (I)	8,634	706,866
Sanderson Farms, Inc.	4,510	428,630
Seaboard Corp.	109	395,937
Seneca Foods Corp., Class A (I)	2,016	75,701
TreeHouse Foods, Inc. (I)	10,276	874,282
Household products 0.1%
Central Garden & Pet Company (I)	2,475	83,531
Central Garden & Pet Company, Class A (I)	6,231	199,080
Oil-Dri Corp. of America	855	30,164
Orchids Paper Products Company (L)	1,525	43,478
Personal products 0.0%
CCA Industries, Inc. (I)	400	1,280
Inter Parfums, Inc.	2,346	81,172
Mannatech, Inc.	83	1,560
Natural Alternatives International, Inc. (I)	1,588	14,451
Nature's Sunshine Products, Inc.	603	6,874
Nutraceutical International Corp.	2,703	91,091

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

	Shares	Value
Consumer staples (continued)
Tobacco 0.1%
Alliance One International, Inc. (I)	2,000	$28,700
Universal Corp.	4,134	279,872
Energy 6.7%		36,494,006
Energy equipment and services 4.1%
Archrock, Inc.	5,642	77,013
Atwood Oceanics, Inc. (I)	12,538	131,774
Bristow Group, Inc.	8,986	141,170
CARBO Ceramics, Inc. (I)(L)	54,510	699,363
Dawson Geophysical Company (I)	5,007	38,654
Diamond Offshore Drilling, Inc. (I)(L)	7,714	129,904
Dril-Quip, Inc. (I)(L)	40,284	2,471,423
Era Group, Inc. (I)	2,473	34,078
Exterran Corp. (I)	4,541	138,228
Forum Energy Technologies, Inc. (I)	66,638	1,446,045
Geospace Technologies Corp. (I)	36,982	610,573
Gulf Island Fabrication, Inc.	1,274	14,524
Gulfmark Offshore, Inc., Class A (I)	2,446	3,424
Helix Energy Solutions Group, Inc. (I)	35,417	292,544
Hornbeck Offshore Services, Inc. (I)(L)	3,837	17,228
Independence Contract Drilling, Inc. (I)	80,781	480,647
Matrix Service Company (I)	6,259	101,396
McDermott International, Inc. (I)(L)	53,275	392,104
Mitcham Industries, Inc. (I)	2,782	13,465
Nabors Industries, Ltd.	64,181	939,610
Natural Gas Services Group, Inc. (I)	37,353	973,046
Newpark Resources, Inc. (I)	189,492	1,459,088
Noble Corp. PLC	58,522	390,927
Oceaneering International, Inc.	78,218	2,215,134
Oil States International, Inc. (I)(L)	79,174	2,913,603
Pacific Drilling SA (I)	110	292
Parker Drilling Company (I)	28,252	53,679
Patterson-UTI Energy, Inc.	10,149	280,315
PHI, Inc. (I)	2,950	42,746
Pioneer Energy Services Corp. (I)	4,328	22,722
RigNet, Inc. (I)	673	11,878
Rowan Companies PLC, Class A (I)(L)	23,903	433,122
RPC, Inc.	54,193	1,083,860
SEACOR Holdings, Inc. (I)	2,306	158,768
Smart Sand, Inc. (I)	36,800	631,856
Superior Energy Services, Inc. (I)	56,275	928,538
Tesco Corp. (I)	11,367	94,914
TETRA Technologies, Inc. (I)	7,049	31,650
Tidewater, Inc. (I)	4,115	5,596
Transocean, Ltd. (I)(L)	149,719	2,069,117

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Unit Corp. (I)	13,481	$365,874
Oil, gas and consumable fuels 2.6%
Adams Resources & Energy, Inc.	139	5,630
Alon USA Energy, Inc.	5,862	71,282
Approach Resources, Inc. (I)(L)	10,446	27,682
Bill Barrett Corp. (I)	5,577	30,729
Clayton Williams Energy, Inc. (I)	596	80,669
Clean Energy Fuels Corp. (I)	2,524	6,184
Cloud Peak Energy, Inc. (I)	1,335	6,662
CONSOL Energy, Inc. (I)	38,314	596,549
Contango Oil & Gas Company (I)	6,165	45,744
CVR Energy, Inc. (L)	2,574	58,996
Delek US Holdings, Inc.	11,414	274,735
Denbury Resources, Inc. (I)	49,196	133,321
DHT Holdings, Inc.	1,910	8,843
Dorian LPG, Ltd. (I)	13,491	127,085
Eclipse Resources Corp. (I)	38,947	84,126
Energen Corp. (I)	21,836	1,146,390
EP Energy Corp., Class A (I)(L)	28,220	133,198
GasLog, Ltd.	3,773	58,293
Green Plains, Inc.	6,351	159,093
HollyFrontier Corp.	33,734	987,732
International Seaways, Inc. (I)	269	5,044
Kosmos Energy, Ltd. (I)	39,649	243,445
Matador Resources Company (I)	53,861	1,296,434
Murphy Oil Corp.	28,875	816,874
Newfield Exploration Company (I)	28,616	1,043,339
Nordic American Tankers, Ltd.	459	3,644
Northern Oil and Gas, Inc. (I)	265	795
Oasis Petroleum, Inc. (I)	36,562	517,718
Overseas Shipholding Group, Inc., Class A	809	4,045
Pacific Ethanol, Inc. (I)	2,878	22,592
Panhandle Oil and Gas, Inc., Class A	59	1,162
Par Pacific Holdings, Inc. (I)(L)	10,531	153,753
Parsley Energy, Inc., Class A (I)	29,050	882,830
PBF Energy, Inc., Class A (L)	18,689	457,694
PDC Energy, Inc. (I)	9,726	657,380
QEP Resources, Inc. (I)	2,110	29,034
Renewable Energy Group, Inc. (I)	8,074	71,859
REX American Resources Corp. (I)	129	10,735
Rice Energy, Inc. (I)	24,747	461,532
RSP Permian, Inc. (I)	41,114	1,623,592
Scorpio Tankers, Inc.	13,164	50,681
Ship Finance International, Ltd.	1,579	23,290
Western Refining, Inc.	13,381	488,674

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp. (I)	31,767	$344,672
World Fuel Services Corp.	8,837	319,634
WPX Energy, Inc. (I)	45,017	580,719
Financials 24.1%		131,338,365
Banks 11.4%
1st Source Corp.	3,710	173,294
American National Bankshares, Inc.	539	19,700
Associated Banc-Corp.	27,425	706,194
Banc of California, Inc. (L)	9,419	183,200
BancFirst Corp.	2,932	279,566
BancorpSouth, Inc.	13,291	412,021
Bank of Commerce Holdings	3,052	30,673
Bank of Florida Corp. (I)	2,087	0
Bank of Marin Bancorp	404	27,674
Bank of the Ozarks, Inc.	27,944	1,529,375
BankUnited, Inc.	32,204	1,276,245
Banner Corp.	6,053	351,800
Bar Harbor Bankshares	348	14,828
Berkshire Hills Bancorp, Inc.	6,574	232,391
Blue Hills Bancorp, Inc.	130,850	2,401,098
BNC Bancorp	2,392	85,992
BOK Financial Corp. (L)	3,301	272,200
Boston Private Financial Holdings, Inc.	15,979	274,839
Bridge Bancorp, Inc.	885	31,550
Brookline Bancorp, Inc.	15,012	237,940
Bryn Mawr Bank Corp.	3,768	154,676
C&F Financial Corp.	63	2,993
Camden National Corp.	3,571	151,625
Capital Bank Financial Corp., Class A	4,864	198,451
Capital City Bank Group, Inc.	2,956	60,391
Cardinal Financial Corp.	7,466	233,238
Cascade Bancorp (I)	16,714	137,891
CenterState Banks, Inc.	9,042	223,428
Central Pacific Financial Corp.	5,713	180,417
Century Bancorp, Inc., Class A	108	6,836
Chemical Financial Corp.	6,709	357,388
Citizens & Northern Corp.	2,868	67,312
City Holding Company	1,726	113,053
CNB Financial Corp.	1,153	27,707
CoBiz Financial, Inc.	2,245	38,277
Columbia Banking System, Inc.	10,702	426,903
Community Bank Systems, Inc.	6,588	391,393
Community Trust Bancorp, Inc.	4,066	186,629
ConnectOne Bancorp, Inc.	5,707	143,246

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

	Shares	Value
Financials (continued)
Banks (continued)
CU Bancorp (I)	3,398	$133,541
Customers Bancorp, Inc. (I)	5,031	172,714
CVB Financial Corp.	913	21,684
Enterprise Bancorp, Inc.	213	7,059
Enterprise Financial Services Corp.	3,478	152,858
Farmers Capital Bank Corp.	346	13,442
Farmers National Banc Corp.	6,173	85,187
FCB Financial Holdings, Inc., Class A (I)	5,295	257,337
Fidelity Southern Corp.	5,962	140,524
Financial Institutions, Inc.	3,379	115,562
First Bancorp, Inc. (ME)	642	17,405
First Bancorp, Inc. (NC)	4,210	126,511
First Bancorp, Inc. (PR) (I)	49,299	314,528
First Busey Corp.	1,903	58,841
First Citizens BancShares, Inc., Class A	1,015	361,634
First Commonwealth Financial Corp.	18,527	258,081
First Community Bancshares, Inc.	4,116	111,214
First Connecticut Bancorp, Inc.	61,874	1,494,257
First Financial Bancorp	11,670	323,843
First Financial Corp.	1,254	58,248
First Financial Northwest, Inc.	2,061	41,941
First Foundation, Inc. (I)	870	14,268
First Interstate BancSystem, Inc., Class A	5,046	221,267
First Merchants Corp.	4,028	161,603
First Mid-Illinois Bancshares, Inc.	396	13,100
First Midwest Bancorp, Inc.	9,146	223,437
First NBC Bank Holding Company (I)	850	3,783
First South Bancorp, Inc.	777	8,904
Flushing Financial Corp.	6,384	178,369
FNB Corp. (L)	22,646	352,598
Fulton Financial Corp.	30,073	575,146
German American Bancorp, Inc.	500	23,725
Glacier Bancorp, Inc.	584	21,561
Great Southern Bancorp, Inc.	2,820	141,141
Great Western Bancorp, Inc.	38,518	1,646,259
Green Bancorp, Inc. (I)	609	10,383
Guaranty Bancorp	4,401	108,925
Hancock Holding Company	18,375	871,894
Hanmi Financial Corp.	6,194	206,880
HarborOne Bancorp, Inc. (I)	39,684	783,362
Heartland Financial USA, Inc.	4,743	235,016
Heritage Commerce Corp.	7,488	106,330
Heritage Financial Corp.	5,674	141,850
Heritage Oaks Bancorp	7,955	109,461
Hilltop Holdings, Inc.	13,802	391,701

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       10

	Shares	Value
Financials (continued)
Banks (continued)
HomeTrust Bancshares, Inc. (I)	4,264	$102,336
Hope Bancorp, Inc.	21,586	461,940
Horizon Bancorp	4,125	107,003
IBERIABANK Corp.	23,175	1,964,081
Independent Bank Corp. (MA)	2,761	179,465
Independent Bank Corp. (MI)	2,100	44,940
Independent Bank Group, Inc.	3,986	252,314
International Bancshares Corp.	13,708	521,589
Investors Bancorp, Inc.	54,412	796,048
Lakeland Bancorp, Inc.	9,636	189,829
LegacyTexas Financial Group, Inc.	7,879	335,567
Macatawa Bank Corp.	7,781	78,744
MainSource Financial Group, Inc.	4,787	163,955
MB Financial, Inc.	6,471	291,324
MBT Financial Corp.	5,279	55,957
Mercantile Bank Corp.	3,166	105,871
Merchants Bancshares, Inc.	540	27,783
MidSouth Bancorp, Inc.	729	10,716
MidWestOne Financial Group, Inc.	305	11,123
National Bank Holdings Corp., Class A	5,575	183,919
NBT Bancorp, Inc.	8,019	323,807
Northrim BanCorp, Inc.	902	26,293
OFG Bancorp (L)	10,217	131,799
Old National Bancorp	25,309	464,420
Old Second Bancorp, Inc.	1,554	17,016
Opus Bank	6,377	137,743
Pacific Continental Corp.	4,522	113,728
Pacific Mercantile Bancorp (I)	5,276	38,779
PacWest Bancorp	21,782	1,200,188
Park Sterling Corp.	12,215	144,870
Peapack Gladstone Financial Corp.	3,887	121,819
People's United Financial, Inc.	56,864	1,091,789
People's Utah Bancorp	572	15,215
Peoples Bancorp, Inc.	3,878	126,113
Pinnacle Financial Partners, Inc.	37,446	2,598,752
Popular, Inc.	105,318	4,640,311
Preferred Bank	2,690	151,017
Premier Financial Bancorp, Inc.	723	13,289
PrivateBancorp, Inc.	38,382	2,172,421
Prosperity Bancshares, Inc.	12,583	937,937
QCR Holdings, Inc.	293	12,716
Renasant Corp.	7,841	321,795
Republic Bancorp, Inc., Class A	33,769	1,167,732
Republic First Bancorp, Inc. (I)	502	4,016
S&T Bancorp, Inc.	6,525	232,225

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       11

	Shares	Value
Financials (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	5,612	$241,653
Seacoast Banking Corp. of Florida (I)	7,094	164,794
Shore Bancshares, Inc.	2,964	51,485
Sierra Bancorp	3,083	88,297
Simmons First National Corp., Class A	5,787	332,753
South State Corp.	3,887	347,887
Southern National Bancorp of Virginia, Inc.	2,817	47,889
Southside Bancshares, Inc.	2,318	81,663
Southwest Bancorp, Inc.	4,469	119,099
State Bank Financial Corp.	7,920	214,870
Sterling Bancorp	9,597	237,526
Stonegate Bank	2,359	109,387
Suffolk Bancorp	2,043	86,909
Sun Bancorp, Inc.	1,294	33,450
Synovus Financial Corp.	32,717	1,381,312
TCF Financial Corp.	172,967	3,009,626
Texas Capital Bancshares, Inc. (I)	18,758	1,672,276
The Bancorp, Inc. (I)	8,903	46,118
The First of Long Island Corp.	493	13,558
Towne Bank	2,665	86,746
TriCo Bancshares	4,330	157,309
TriState Capital Holdings, Inc. (I)	64,712	1,523,968
Trustmark Corp.	13,041	430,875
Umpqua Holdings Corp.	40,622	764,100
Union Bankshares Corp.	9,095	329,785
United Community Banks, Inc.	13,366	386,144
Univest Corp. of Pennsylvania	4,542	126,495
Valley National Bancorp	20,500	253,585
Washington Trust Bancorp, Inc.	1,506	81,625
Webster Financial Corp.	27,376	1,503,764
WesBanco, Inc.	8,417	339,710
West Bancorporation, Inc.	295	6,534
Western Alliance Bancorp (I)	27,989	1,445,352
Wintrust Financial Corp.	6,790	500,423
Zions Bancorporation	36,621	1,644,283
Capital markets 3.6%
Artisan Partners Asset Management, Inc., Class A	94,220	2,680,559
Cowen Group, Inc., Class A (I)	4,799	68,626
E*TRADE Financial Corp. (I)	38,817	1,339,575
GAIN Capital Holdings, Inc.	270,121	2,117,749
Greenhill & Company, Inc.	18,395	543,572
INTL. FCStone, Inc. (I)	815	30,766
Investment Technology Group, Inc. (L)	4,951	99,119
KCG Holdings, Inc., Class A (I)	16,607	230,007
Ladenburg Thalmann Financial Services, Inc. (I)	29,591	65,692

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       12

	Shares	Value
Financials (continued)
Capital markets (continued)
Lazard, Ltd., Class A	25,102	$1,080,892
Legg Mason, Inc.	19,331	729,165
Manning & Napier, Inc.	135,510	846,938
MarketAxess Holdings, Inc.	16,218	3,166,240
OM Asset Management PLC	110,820	1,652,326
Oppenheimer Holdings, Inc., Class A	3,151	52,307
Piper Jaffray Companies	14,386	1,017,810
Pzena Investment Management, Inc., Class A	112,892	1,133,436
Stifel Financial Corp. (I)	50,110	2,703,936
Virtus Investment Partners, Inc.	472	51,755
Consumer finance 1.9%
Asta Funding, Inc. (I)	290	2,697
Consumer Portfolio Services, Inc. (I)	5,992	30,979
Encore Capital Group, Inc. (I)	38,843	1,293,472
Enova International, Inc. (I)	2,936	42,132
EZCORP, Inc., Class A (I)	6,370	56,056
FirstCash, Inc.	1,428	63,332
Green Dot Corp., Class A (I)	9,387	275,133
Navient Corp.	54,891	845,870
Nelnet, Inc., Class A	6,992	313,172
Nicholas Financial, Inc. (I)	75	833
OneMain Holdings, Inc. (I)	38,800	1,087,176
PRA Group, Inc. (I)	400	16,320
Regional Management Corp. (I)	3,038	63,768
Santander Consumer USA Holdings, Inc. (I)	155,680	2,300,950
SLM Corp. (I)	321,799	3,858,370
World Acceptance Corp. (I)	197	10,331
Diversified financial services 0.1%
FNFV Group (I)	1,279	15,924
Marlin Business Services Corp.	2,737	65,141
NewStar Financial, Inc.	11,190	111,452
PICO Holdings, Inc. (I)	5,367	73,528
Tiptree, Inc.	5,585	35,465
Voya Financial, Inc.	1,843	75,987
Insurance 4.4%
Allied World Assurance Company Holdings AG	18,782	992,065
Ambac Financial Group, Inc. (I)	10,609	234,459
American Equity Investment Life Holding Company	13,542	364,415
American Financial Group, Inc.	15,733	1,479,846
American National Insurance Company	3,793	455,539
AmTrust Financial Services, Inc.	3,155	72,565
Argo Group International Holdings, Ltd.	5,585	373,916
Aspen Insurance Holdings, Ltd.	13,132	736,049
Assurant, Inc.	12,077	1,195,623

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       13

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	24,142	$992,478
Atlas Financial Holdings, Inc. (I)	2,735	36,923
Axis Capital Holdings, Ltd.	16,856	1,168,121
CNO Financial Group, Inc.	76,784	1,605,553
Donegal Group, Inc., Class A	4,807	79,844
EMC Insurance Group, Inc.	855	23,769
Employers Holdings, Inc.	5,979	224,810
Endurance Specialty Holdings, Ltd.	15,472	1,437,813
Enstar Group, Ltd. (I)	2,405	465,969
FBL Financial Group, Inc., Class A	4,276	292,265
Federated National Holding Company	803	16,068
First Acceptance Corp. (I)	4,470	6,169
First American Financial Corp.	9,329	364,484
Genworth Financial, Inc., Class A (I)	24,551	100,414
Global Indemnity, Ltd. (I)	2,416	95,867
Greenlight Capital Re, Ltd., Class A (I)	7,163	159,735
Hallmark Financial Services, Inc. (I)	4,441	48,940
HCI Group, Inc.	367	18,093
Heritage Insurance Holdings, Inc.	46,331	683,846
Horace Mann Educators Corp.	31,421	1,316,540
Independence Holding Company	2,216	40,220
Infinity Property & Casualty Corp.	800	75,400
Investors Title Company	98	13,496
Kemper Corp.	9,567	406,119
Maiden Holdings, Ltd.	15,149	234,052
MBIA, Inc. (I)	14,918	153,954
National General Holdings Corp.	4,669	113,643
National Western Life Group, Inc., Class A	306	97,262
Old Republic International Corp.	45,002	931,991
OneBeacon Insurance Group, Ltd., Class A	5,187	84,652
ProAssurance Corp.	1,791	105,848
Reinsurance Group of America, Inc.	7,184	934,351
RenaissanceRe Holdings, Ltd.	7,453	1,100,361
Safety Insurance Group, Inc.	2,837	201,427
Selective Insurance Group, Inc.	7,742	342,971
State Auto Financial Corp.	8,589	230,443
State National Companies, Inc.	7,247	101,241
Stewart Information Services Corp.	3,174	140,957
The Hanover Insurance Group, Inc.	21,105	1,899,872
The Navigators Group, Inc.	4,558	250,918
United Fire Group, Inc.	3,131	132,191
United Insurance Holdings Corp.	4,610	78,001
Validus Holdings, Ltd.	14,818	854,406
White Mountains Insurance Group, Ltd.	213	199,423

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       14

	Shares	Value
Financials (continued)
Mortgage real estate investment trusts 0.5%
Anworth Mortgage Asset Corp.	254,679	$1,385,454
Two Harbors Investment Corp.	148,494	1,380,994
Thrifts and mortgage finance 2.2%
Astoria Financial Corp.	8,434	155,945
Bank Mutual Corp.	10,569	102,519
BankFinancial Corp.	3,904	58,052
Beneficial Bancorp, Inc. (I)	14,158	230,775
Capitol Federal Financial, Inc.	26,428	398,799
Charter Financial Corp.	3,534	69,090
Clifton Bancorp, Inc.	5,773	92,772
Dime Community Bancshares, Inc.	7,489	161,014
ESSA Bancorp, Inc.	589	9,306
EverBank Financial Corp.	7,290	141,718
Federal Agricultural Mortgage Corp., Class C	953	54,874
First Defiance Financial Corp.	1,313	64,534
Flagstar Bancorp, Inc. (I)	62,042	1,761,953
Home Bancorp, Inc.	1,531	55,116
HomeStreet, Inc. (I)	78,198	2,134,805
Kearny Financial Corp.	16,230	249,131
Meridian Bancorp, Inc.	9,946	189,471
Meta Financial Group, Inc.	1,814	155,278
MGIC Investment Corp. (I)	146,300	1,558,095
NMI Holdings, Inc., Class A (I)	11,338	125,852
Northfield Bancorp, Inc.	9,647	180,978
Northwest Bancshares, Inc.	9,787	177,536
OceanFirst Financial Corp.	2,202	64,276
Ocwen Financial Corp. (I)	1,811	7,987
Oritani Financial Corp.	8,452	145,374
PHH Corp. (I)	12,643	159,555
Provident Financial Holdings, Inc.	768	14,331
Provident Financial Services, Inc.	8,495	225,542
Radian Group, Inc.	117,610	2,188,722
SI Financial Group, Inc.	2,817	41,410
Territorial Bancorp, Inc.	952	30,673
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	22,326	186,422
United Community Financial Corp.	10,993	94,650
United Financial Bancorp, Inc.	11,568	206,604
Walker & Dunlop, Inc. (I)	1,711	69,552
Washington Federal, Inc.	5,673	192,031
Waterstone Financial, Inc.	5,637	104,566
Western New England Bancorp, Inc.	4,251	42,723
WSFS Financial Corp.	5,364	244,598

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       15

	Shares	Value
Health care 8.9%		$48,355,273
Biotechnology 1.3%
Acorda Therapeutics, Inc. (I)	2,308	61,047
Amicus Therapeutics, Inc. (I)	156,055	1,012,797
Aptevo Therapeutics, Inc. (I)	4,626	9,252
Bioptix, Inc. (I)	894	2,754
Chimerix, Inc. (I)	10,920	62,026
DBV Technologies SA, ADR (I)	40,812	1,486,781
Emergent BioSolutions, Inc. (I)	5,521	173,249
Enanta Pharmaceuticals, Inc. (I)	4,340	125,079
Heron Therapeutics, Inc. (I)	10,504	150,207
Infinity Pharmaceuticals, Inc. (I)	10,746	29,874
Neurocrine Biosciences, Inc. (I)	54,595	2,410,915
PDL BioPharma, Inc.	37,861	81,023
Retrophin, Inc. (I)	77,299	1,644,150
Spectrum Pharmaceuticals, Inc. (I)	3,505	22,432
Zafgen, Inc. (I)	1,700	6,749
Health care equipment and supplies 3.0%
ABIOMED, Inc. (I)	9,744	1,149,500
Analogic Corp.	16,809	1,384,221
AngioDynamics, Inc. (I)	10,225	167,179
CONMED Corp.	5,155	214,551
CryoLife, Inc. (I)	6,984	111,744
Cynosure, Inc., Class A (I)	1,388	91,608
Electromed, Inc. (I)	2,000	9,800
Endologix, Inc. (I)	64,526	426,517
Exactech, Inc. (I)	3,367	81,818
Globus Medical, Inc., Class A (I)	77,750	2,162,228
Haemonetics Corp. (I)	7,101	265,080
Halyard Health, Inc. (I)	9,875	385,718
Hill-Rom Holdings, Inc.	24,414	1,622,310
ICU Medical, Inc. (I)	10,935	1,644,624
Integer Holdings Corp. (I)	4,338	156,819
Invacare Corp.	6,881	83,260
Kewaunee Scientific Corp.	80	2,020
MedCath Corp. (I)	4,104	2,052
Merit Medical Systems, Inc. (I)	10,231	315,115
Nevro Corp. (I)(L)	11,961	1,148,136
Nuvectra Corp. (I)	1,446	10,729
OraSure Technologies, Inc. (I)	12,593	141,168
RTI Surgical, Inc. (I)	14,197	53,239
SeaSpine Holdings Corp. (I)	629	4,460
West Pharmaceutical Services, Inc.	17,390	1,434,153
Wright Medical Group NV (I)(L)	113,808	3,172,967
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (I)	44,847	2,005,558

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       16

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Aceto Corp.	3,863	$59,258
Addus HomeCare Corp. (I)	3,079	99,144
Air Methods Corp. (I)	8,012	303,254
Almost Family, Inc. (I)	3,635	180,478
Brookdale Senior Living, Inc. (I)	36,757	529,301
Community Health Systems, Inc. (I)	8,560	83,460
Cross Country Healthcare, Inc. (I)	2,598	40,191
Digirad Corp.	3,687	19,357
Envision Healthcare Corp. (I)	1,888	132,160
Five Star Quality Care, Inc. (I)	2,406	5,534
HealthEquity, Inc. (I)	5	219
InfuSystems Holdings, Inc. (I)	5,153	11,337
Kindred Healthcare, Inc.	5,746	51,714
LHC Group, Inc. (I)	4,190	201,204
LifePoint Health, Inc. (I)	7,421	475,315
Magellan Health, Inc. (I)	2,433	168,242
MEDNAX, Inc. (I)	1,621	115,399
Molina Healthcare, Inc. (I)	11,590	562,231
National HealthCare Corp.	3,473	259,155
Owens & Minor, Inc.	12,316	444,361
PharMerica Corp. (I)	3,986	98,056
Quorum Health Corp. (I)	2,140	18,297
Select Medical Holdings Corp. (I)	29,108	419,155
The Ensign Group, Inc.	1,663	31,331
The Providence Service Corp. (I)	3,470	140,951
Tivity Health, Inc. (I)	20,465	591,439
Triple-S Management Corp., Class B (I)	3,548	66,241
Universal American Corp. (I)	14,631	145,578
WellCare Health Plans, Inc. (I)	4,391	620,009
Health care technology 0.9%
Cotiviti Holdings, Inc. (I)	40,526	1,518,914
HealthStream, Inc. (I)	2,883	70,547
HMS Holdings Corp. (I)	61,938	1,153,905
Medidata Solutions, Inc. (I)	35,079	1,961,618
Omnicell, Inc. (I)	5,668	215,526
Life sciences tools and services 1.0%
Bruker Corp.	34,095	823,394
Cambrex Corp. (I)	21,505	1,211,807
Harvard Bioscience, Inc. (I)	7,918	22,170
INC Research Holdings, Inc., Class A (I)	35,673	1,557,126
Luminex Corp. (I)	10,178	189,107
VWR Corp. (I)	51,147	1,437,231
Pharmaceuticals 1.3%
Akorn, Inc. (I)	8,920	185,625

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       17

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc. (I)	10,777	$166,720
Catalent, Inc. (I)	53,622	1,538,951
Corcept Therapeutics, Inc. (I)	53,299	479,158
Cumberland Pharmaceuticals, Inc. (I)	631	3,565
Egalet Corp. (I)(L)	26,835	132,565
Endo International PLC (I)	9,140	124,761
Horizon Pharma PLC (I)	13,602	218,312
Impax Laboratories, Inc. (I)	57,949	825,773
Mallinckrodt PLC (I)	4,196	219,954
Phibro Animal Health Corp., Class A	29,788	829,596
Prestige Brands Holdings, Inc. (I)	3,559	201,511
SciClone Pharmaceuticals, Inc. (I)	7,199	71,270
Sucampo Pharmaceuticals, Inc., Class A (I)(L)	17,136	201,348
Supernus Pharmaceuticals, Inc. (I)	60,171	1,546,395
Tetraphase Pharmaceuticals, Inc. (I)	6,421	33,197
Zogenix, Inc. (I)(L)	1,734	17,947
Industrials 19.3%		105,144,125
Aerospace and defense 2.0%
AAR Corp.	4,513	155,337
Aerovironment, Inc. (I)(L)	5,435	146,854
Arotech Corp. (I)	2,211	8,623
BWX Technologies, Inc.	27,549	1,279,376
CPI Aerostructures, Inc. (I)	1,951	15,023
Cubic Corp.	26,872	1,412,124
Curtiss-Wright Corp.	749	73,275
DigitalGlobe, Inc. (I)	13,061	413,381
Ducommun, Inc. (I)	2,464	75,916
Engility Holdings, Inc. (I)	4,506	141,083
Esterline Technologies Corp. (I)	6,456	573,938
HEICO Corp.	25,787	2,118,402
KLX, Inc. (I)	11,962	602,167
Kratos Defense & Security Solutions, Inc. (I)	10,499	86,617
LMI Aerospace, Inc. (I)	3,084	42,436
Mercury Systems, Inc. (I)	7,959	297,348
Moog, Inc., Class A (I)	4,183	282,687
National Presto Industries, Inc.	110	10,956
Orbital ATK, Inc.	13,218	1,221,608
SIFCO Industries, Inc. (I)	400	3,580
Sparton Corp. (I)	1,625	37,684
Teledyne Technologies, Inc. (I)	2,694	354,019
The KEYW Holding Corp. (I)	2,052	20,356
Triumph Group, Inc.	52,586	1,461,891
Vectrus, Inc. (I)	2,461	59,581
Wesco Aircraft Holdings, Inc. (I)	14,615	176,842

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       18

	Shares	Value
Industrials (continued)
Air freight and logistics 0.8%
Air Transport Services Group, Inc. (I)	14,865	$253,002
Atlas Air Worldwide Holdings, Inc. (I)	4,648	264,239
Echo Global Logistics, Inc. (I)	7,613	166,344
Forward Air Corp.	24,681	1,222,944
Hub Group, Inc., Class A (I)	7,136	360,368
Park-Ohio Holdings Corp.	25,872	1,155,185
Radiant Logistics, Inc. (I)	11,599	64,954
XPO Logistics, Inc. (I)	20,992	1,070,382
Airlines 0.5%
Copa Holdings SA, Class A (L)	3,183	338,958
JetBlue Airways Corp. (I)	60,839	1,214,346
SkyWest, Inc.	8,443	296,771
Spirit Airlines, Inc. (I)	13,436	701,494
Building products 1.0%
Alpha Pro Tech, Ltd. (I)	4,132	12,603
Apogee Enterprises, Inc.	22,490	1,285,978
Armstrong Flooring, Inc. (I)	1,525	32,589
Continental Building Products, Inc. (I)	237	5,795
CSW Industrials, Inc. (I)	1,464	54,314
Gibraltar Industries, Inc. (I)	5,312	220,182
Griffon Corp.	6,903	173,610
Insteel Industries, Inc.	3,280	118,474
Owens Corning	17,901	1,047,029
Quanex Building Products Corp.	7,897	154,386
Simpson Manufacturing Company, Inc.	10,069	434,578
Trex Company, Inc. (I)	16,525	1,123,865
Universal Forest Products, Inc.	4,339	415,720
USG Corp. (I)(L)	10,868	366,578
Commercial services and supplies 2.0%
ABM Industries, Inc.	40,578	1,655,177
ACCO Brands Corp. (I)	25,103	336,380
Acme United Corp.	300	7,755
AMREP Corp. (I)	120	726
ARC Document Solutions, Inc. (I)	3,108	12,494
Brady Corp., Class A	5,190	198,518
CECO Environmental Corp.	7,708	87,100
Civeo Corp. (I)	1,944	6,823
Clean Harbors, Inc. (I)	6,225	360,801
Covanta Holding Corp. (L)	22,619	366,428
Ennis, Inc.	4,732	77,368
Essendant, Inc.	8,722	138,941
Fuel Tech, Inc. (I)	2,200	2,442
G&K Services, Inc., Class A	21	1,985
Heritage-Crystal Clean, Inc. (I)	5,154	76,795

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       19

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Hudson Technologies, Inc. (I)	7,574	$54,230
InnerWorkings, Inc. (I)	13,835	134,338
Kimball International, Inc., Class B	1,192	19,549
McGrath RentCorp	5,512	207,417
Mobile Mini, Inc.	35,453	1,153,995
NL Industries, Inc. (I)	5,690	33,571
Pitney Bowes, Inc.	44,998	613,773
Ritchie Brothers Auctioneers, Inc.	66,548	2,242,002
SP Plus Corp. (I)	5,544	178,794
Steelcase, Inc., Class A	4,397	70,352
Team, Inc. (I)	28,008	962,075
Tetra Tech, Inc.	11,544	464,646
TRC Companies, Inc. (I)	7,125	73,031
Viad Corp.	4,281	202,063
Virco Manufacturing Corp. (I)	700	2,905
VSE Corp.	2,544	103,490
Waste Connections, Inc.	14,982	1,309,277
Construction and engineering 1.7%
AECOM (I)	60,654	2,204,773
Aegion Corp. (I)	3,300	75,108
Argan, Inc.	3,413	235,156
Chicago Bridge & Iron Company NV	5,033	168,958
Dycom Industries, Inc. (I)	11,213	921,484
Fluor Corp.	1,318	73,004
Granite Construction, Inc.	8,849	469,085
Great Lakes Dredge & Dock Corp. (I)	12,708	55,280
HC2 Holdings, Inc. (I)	4,709	25,900
Jacobs Engineering Group, Inc.	23,104	1,303,297
KBR, Inc.	29,580	445,179
Layne Christensen Company (I)(L)	3,480	33,234
MasTec, Inc. (I)	13,569	532,583
MYR Group, Inc. (I)	3,816	143,138
Northwest Pipe Company (I)	2,660	46,523
NV5 Global, Inc. (I)	1,255	46,184
Orion Group Holdings, Inc. (I)	6,438	60,260
Primoris Services Corp.	48,588	1,207,898
Quanta Services, Inc. (I)	29,835	1,113,442
Sterling Construction Company, Inc. (I)	5,962	53,598
The Goldfield Corp. (I)	3,510	25,448
Tutor Perini Corp. (I)	8,194	249,507
Electrical equipment 1.0%
Allied Motion Technologies, Inc.	304	7,342
Babcock & Wilcox Enterprises, Inc. (I)	11,744	193,776
Broadwind Energy, Inc. (I)	3,229	17,792

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       20

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Encore Wire Corp.	4,077	$193,658
EnerSys	14,933	1,145,809
Generac Holdings, Inc. (I)	27,753	1,083,477
LSI Industries, Inc.	5,767	56,978
Powell Industries, Inc.	42,266	1,379,562
Preformed Line Products Company	162	7,455
Regal Beloit Corp.	9,797	729,387
Thermon Group Holdings, Inc. (I)	37,886	763,782
Ultralife Corp. (I)	3,715	20,247
Industrial conglomerates 0.1%
Carlisle Companies, Inc.	1,704	176,023
Raven Industries, Inc.	3,798	112,231
Machinery 4.8%
AGCO Corp.	13,135	800,184
Alamo Group, Inc.	2,175	163,451
Albany International Corp., Class A	35,700	1,618,995
American Railcar Industries, Inc. (L)	3,956	176,279
ARC Group Worldwide, Inc. (I)	4,288	18,653
Astec Industries, Inc.	5,500	347,435
Barnes Group, Inc.	11,886	595,607
Briggs & Stratton Corp.	4,656	99,638
Chart Industries, Inc. (I)(L)	8,372	297,959
CIRCOR International, Inc.	3,781	234,838
Colfax Corp. (I)	24,018	913,885
Columbus McKinnon Corp.	4,693	121,126
Commercial Vehicle Group, Inc. (I)	3,751	23,631
DMC Global, Inc.	2,577	38,526
Douglas Dynamics, Inc.	690	23,012
ESCO Technologies, Inc.	6,035	327,097
Federal Signal Corp.	86,563	1,288,057
Flowserve Corp.	24,023	1,115,868
Franklin Electric Company, Inc.	4,912	205,813
FreightCar America, Inc.	2,894	39,677
Gencor Industries, Inc. (I)	2,851	40,627
Graco, Inc.	17,140	1,555,626
Graham Corp.	555	12,171
Hardinge, Inc.	2,984	31,242
Hurco Companies, Inc.	1,523	41,883
Hyster-Yale Materials Handling, Inc.	19,325	1,176,699
ITT, Inc.	15,206	622,990
Joy Global, Inc.	3,576	100,807
Key Technology, Inc. (I)	105	1,365
LB Foster Company, Class A	2,444	34,094
Lindsay Corp.	7,100	568,497

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       21

	Shares	Value
Industrials (continued)
Machinery (continued)
Lydall, Inc. (I)	1,533	$77,723
MFRI, Inc. (I)	780	6,279
Miller Industries, Inc.	1,559	38,975
Mueller Industries, Inc.	13,100	547,842
NN, Inc.	86,562	1,739,896
Oshkosh Corp.	306	20,774
SPX Corp. (I)	58,681	1,548,005
SPX FLOW, Inc. (I)	10,087	342,958
Supreme Industries, Inc., Class A	3,466	67,760
Terex Corp.	75,230	2,350,185
The Eastern Company	366	7,082
The ExOne Company (I)(L)	57,950	574,864
The Manitowoc Company, Inc. (I)	36,624	222,674
Titan International, Inc.	114,273	1,512,975
TriMas Corp. (I)	10,899	240,323
Trinity Industries, Inc.	33,489	898,845
Twin Disc, Inc. (I)	2,590	47,397
Wabash National Corp.	13,255	280,343
Watts Water Technologies, Inc., Class A	16,146	1,032,537
Woodward, Inc.	24,136	1,700,381
Marine 0.4%
Kirby Corp. (I)	26,977	1,866,808
Matson, Inc.	6,855	232,590
Professional services 1.8%
CBIZ, Inc. (I)	9,216	122,573
CDI Corp. (I)	4,616	42,236
CEB, Inc.	20,316	1,575,506
CRA International, Inc.	2,047	73,405
Exponent, Inc.	21,140	1,214,493
Franklin Covey Company (I)	3,255	58,427
FTI Consulting, Inc. (I)	9,039	363,729
GP Strategies Corp. (I)	813	20,040
Heidrick & Struggles International, Inc.	1,971	48,191
Hill International, Inc. (I)	4,471	22,131
Huron Consulting Group, Inc. (I)	5,009	217,641
ICF International, Inc. (I)	4,397	188,851
Kelly Services, Inc., Class A	5,734	122,593
Korn/Ferry International	13,401	414,225
ManpowerGroup, Inc.	13,255	1,286,265
Mistras Group, Inc. (I)	3,054	68,776
Navigant Consulting, Inc. (I)	10,842	252,619
On Assignment, Inc. (I)	10,499	495,448
RCM Technologies, Inc. (I)	100	580
Resources Connection, Inc.	8,503	143,701

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       22

	Shares	Value
Industrials (continued)
Professional services (continued)
RPX Corp. (I)	8,426	$90,580
TrueBlue, Inc. (I)	2,038	52,886
Volt Information Sciences, Inc. (I)	619	4,519
WageWorks, Inc. (I)	35,552	2,737,504
Road and rail 1.4%
AMERCO (L)	1,591	614,603
ArcBest Corp.	2,704	79,362
Celadon Group, Inc. (L)	47,549	382,769
Covenant Transportation Group, Inc., Class A (I)	1,862	37,314
Genesee & Wyoming, Inc., Class A (I)	8,484	629,004
Knight Transportation, Inc.	31,531	1,031,064
Marten Transport, Ltd.	3,341	82,022
Old Dominion Freight Line, Inc. (I)	12,315	1,130,024
P.A.M. Transportation Services, Inc. (I)	629	11,467
Patriot Transportation Holding, Inc. (I)	22	503
Roadrunner Transportation Systems, Inc. (I)	10,106	76,199
Ryder System, Inc.	10,657	811,531
Saia, Inc. (I)	6,075	293,726
Swift Transportation Company (I)(L)	41,740	906,593
Universal Logistics Holdings, Inc.	70,545	962,939
USA Truck, Inc. (I)	1,015	9,653
Werner Enterprises, Inc.	16,797	470,316
Trading companies and distributors 1.8%
Air Lease Corp.	21,063	819,983
Applied Industrial Technologies, Inc.	434	27,364
Beacon Roofing Supply, Inc. (I)	394	17,903
BMC Stock Holdings, Inc. (I)	4,561	95,781
CAI International, Inc. (I)	4,598	71,131
GATX Corp. (L)	8,253	479,334
Houston Wire & Cable Company	3,838	25,715
Huttig Building Products, Inc. (I)	5,749	38,288
Kaman Corp.	5,529	286,236
Lawson Products, Inc. (I)	1,231	34,037
MRC Global, Inc. (I)	54,048	1,092,310
NOW, Inc. (I)	17,785	340,405
Rush Enterprises, Inc., Class A (I)	2,066	71,236
Rush Enterprises, Inc., Class B (I)	7,059	225,817
SiteOne Landscape Supply, Inc. (I)	43,573	1,708,497
Titan Machinery, Inc. (I)	138,074	1,953,747
Triton International, Ltd.	4,971	122,833
United Rentals, Inc. (I)	5,867	751,152
Veritiv Corp. (I)	3,711	206,517
WESCO International, Inc. (I)	21,182	1,472,149
Willis Lease Finance Corp. (I)	281	7,143

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       23

	Shares	Value
Information technology 15.6%		$85,066,182
Communications equipment 0.7%
ADTRAN, Inc.	14,366	303,841
Applied Optoelectronics, Inc. (I)	1,108	50,879
ARRIS International PLC (I)	10,899	281,194
Bel Fuse, Inc., Class B	2,040	53,244
Black Box Corp.	3,990	35,910
Brocade Communications Systems, Inc.	49,377	607,831
Calix, Inc. (I)	11,252	77,639
Communications Systems, Inc.	1,201	5,260
Comtech Telecommunications Corp.	1,744	19,899
Digi International, Inc. (I)	6,849	84,243
EchoStar Corp., Class A (I)	9,827	523,484
Finisar Corp. (I)	25,027	837,904
Harmonic, Inc. (I)	1,834	9,904
Infinera Corp. (I)	1,317	14,289
Ixia (I)	3,461	67,836
KVH Industries, Inc. (I)	4,329	43,506
NETGEAR, Inc. (I)	7,162	392,478
NetScout Systems, Inc. (I)	5,556	205,294
Oclaro, Inc. (I)	4,713	40,061
Optical Cable Corp. (I)	100	345
RELM Wireless Corp.	877	4,429
ShoreTel, Inc. (I)	9,420	61,230
Sonus Networks, Inc. (I)	1,253	7,393
TESSCO Technologies, Inc.	1,368	19,426
Viavi Solutions, Inc. (I)	28,448	285,049
Electronic equipment, instruments and components 4.8%
ADDvantage Technologies Group, Inc. (I)	471	843
Agilysys, Inc. (I)	5,560	50,596
Anixter International, Inc. (I)	5,087	423,747
Arrow Electronics, Inc. (I)	18,543	1,338,805
Avnet, Inc.	25,742	1,186,191
AVX Corp.	29,162	452,594
Belden, Inc.	14,356	1,014,251
Benchmark Electronics, Inc. (I)	4,167	129,594
Cognex Corp.	23,778	1,826,388
Coherent, Inc. (I)	10,500	1,917,090
CTS Corp.	3,537	77,460
Daktronics, Inc.	10,214	95,705
Electro Scientific Industries, Inc. (I)	7,267	48,544
ePlus, Inc. (I)	1,390	176,461
Fabrinet (I)	7,352	305,476
FARO Technologies, Inc. (I)	3,814	131,583
Flex, Ltd. (I)	14,689	242,222
FLIR Systems, Inc.	30,428	1,117,012
II-VI, Inc. (I)	12,673	451,159

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       24

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (I)	3,585	$151,861
IntriCon Corp. (I)	80	636
IPG Photonics Corp. (I)	25,250	2,987,075
Itron, Inc. (I)	672	43,478
Jabil Circuit, Inc.	36,327	926,702
Kemet Corp. (I)	10,620	115,015
Key Tronic Corp. (I)	1,300	9,425
Kimball Electronics, Inc. (I)	7,326	117,949
Knowles Corp. (I)(L)	20,690	391,662
MTS Systems Corp.	10,409	571,975
Napco Security Technologies, Inc. (I)	2,368	20,483
Novanta, Inc. (I)	8,026	195,032
OSI Systems, Inc. (I)	1,322	99,705
PAR Technology Corp. (I)	3,623	23,731
Park Electrochemical Corp.	4,708	90,017
PC Connection, Inc.	4,089	109,422
PCM, Inc. (I)	2,932	78,871
Plexus Corp. (I)	7,200	403,704
Radisys Corp. (I)	3,312	12,652
Richardson Electronics, Ltd.	1,362	8,431
Rogers Corp. (I)	3,677	303,389
Sanmina Corp. (I)	14,021	546,819
ScanSource, Inc. (I)	6,103	245,646
SYNNEX Corp.	6,209	725,956
Systemax, Inc.	4,305	34,010
Tech Data Corp. (I)	18,940	1,647,780
TTM Technologies, Inc. (I)	23,232	375,429
VeriFone Systems, Inc. (I)	51,269	1,059,730
Vishay Intertechnology, Inc. (L)	66,865	1,059,810
Vishay Precision Group, Inc. (I)	1,509	24,295
Zebra Technologies Corp., Class A (I)	30,076	2,728,194
Internet software and services 0.9%
Actua Corp. (I)	9,905	135,699
Bankrate, Inc. (I)	10,907	118,886
Bazaarvoice, Inc. (I)	5,260	23,407
Blucora, Inc. (I)	11,765	183,534
DHI Group, Inc. (I)	9,726	48,144
Internap Corp. (I)	8,144	18,324
Leaf Group, Ltd. (I)	4,595	36,071
Limelight Networks, Inc. (I)	1,035	2,329
Liquidity Services, Inc. (I)	1,371	11,174
LivePerson, Inc. (I)	13,303	93,786
LogMeIn, Inc.	24,536	2,251,178
Marchex, Inc., Class B (I)	8,477	22,634
MeetMe, Inc. (I)	10,694	51,652

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       25

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Mimecast, Ltd. (I)	36,270	$713,794
RealNetworks, Inc. (I)	6,547	32,080
Reis, Inc.	300	5,790
RetailMeNot, Inc. (I)	12,202	109,208
Rightside Group, Ltd. (I)	1,331	11,167
TechTarget, Inc. (I)	7,201	65,889
Xactly Corp. (I)	76,851	952,952
XO Group, Inc. (I)	2,069	38,132
YuMe, Inc. (I)	7,938	28,894
IT services 2.0%
Acxiom Corp. (I)	12,918	368,421
Blackhawk Network Holdings, Inc. (I)	2,084	75,962
CACI International, Inc., Class A (I)	2,915	365,541
Ciber, Inc. (I)	3,012	983
Convergys Corp.	15,096	330,300
EPAM Systems, Inc. (I)	26,379	1,942,286
Euronet Worldwide, Inc. (I)	12,052	997,665
Everi Holdings, Inc. (I)	1,470	4,778
ExlService Holdings, Inc. (I)	20,285	905,928
Forrester Research, Inc.	40,277	1,470,111
Genpact, Ltd. (I)	30,932	749,792
Jack Henry & Associates, Inc.	13,957	1,308,748
Luxoft Holding, Inc. (I)	13,435	787,963
ManTech International Corp., Class A	5,725	209,650
MAXIMUS, Inc.	17,611	1,050,848
ModusLink Global Solutions, Inc. (I)	5,824	8,445
NCI, Inc., Class A (I)	2,058	30,458
Perficient, Inc. (I)	8,312	151,029
PRGX Global, Inc. (I)	5,022	31,388
StarTek, Inc. (I)	2,139	18,930
Sykes Enterprises, Inc. (I)	9,924	270,131
Virtusa Corp. (I)	987	30,607
Semiconductors and semiconductor equipment 3.8%
Alpha & Omega Semiconductor, Ltd. (I)	1,499	28,871
Amkor Technology, Inc. (I)	54,335	533,570
Axcelis Technologies, Inc. (I)	7,709	119,104
AXT, Inc. (I)	8,236	58,476
Brooks Automation, Inc.	8,479	176,872
Cabot Microelectronics Corp.	21,130	1,462,619
Cirrus Logic, Inc. (I)	14,760	798,221
Cohu, Inc.	3,324	55,345
Cree, Inc. (I)	20,566	558,161
Diodes, Inc. (I)	10,437	249,131
DSP Group, Inc. (I)	3,161	33,032

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       26

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Entegris, Inc. (I)	76,901	$1,630,301
Exar Corp. (I)	11,212	117,278
First Solar, Inc. (I)(L)	16,491	596,809
FormFactor, Inc. (I)	13,672	145,607
GigPeak, Inc. (I)	10,846	33,189
GSI Technology, Inc. (I)	5,171	36,145
IXYS Corp.	7,337	90,612
Kulicke & Soffa Industries, Inc. (I)	71,410	1,461,763
Lattice Semiconductor Corp. (I)	672	4,751
MACOM Technology Solutions Holdings, Inc. (I)	52,667	2,427,422
Marvell Technology Group, Ltd.	30,281	472,384
Microsemi Corp. (I)	31,128	1,613,053
MKS Instruments, Inc.	7,654	502,102
Nanometrics, Inc. (I)	2,975	80,950
NeoPhotonics Corp. (I)(L)	3,868	39,260
ON Semiconductor Corp. (I)	56,773	858,975
PDF Solutions, Inc. (I)	960	20,525
Photronics, Inc. (I)	13,551	144,996
Power Integrations, Inc.	45,115	2,851,268
Qorvo, Inc. (I)	1,676	110,784
Rambus, Inc. (I)	6,486	81,464
Rudolph Technologies, Inc. (I)	7,289	156,714
Sigma Designs, Inc. (I)	8,561	50,082
SolarEdge Technologies, Inc. (I)	81,896	1,199,776
Ultra Clean Holdings, Inc. (I)	8,161	113,030
Ultratech, Inc. (I)	5,816	167,792
Veeco Instruments, Inc. (I)	9,440	258,184
Xcerra Corp. (I)	12,676	110,788
Xperi Corp.	26,267	941,672
Software 2.7%
Aware, Inc. (I)	2,100	10,290
Blackbaud, Inc.	40,991	2,931,676
Bottomline Technologies (de), Inc. (I)	34,225	853,914
Callidus Software, Inc. (I)	63,843	1,203,441
CyberArk Software, Ltd. (I)	19,791	1,001,029
EnerNOC, Inc. (I)	6,386	34,804
HubSpot, Inc. (I)	30,121	1,792,200
Mentor Graphics Corp.	5,778	214,364
MicroStrategy, Inc., Class A (I)	5,851	1,122,690
Monotype Imaging Holdings, Inc.	687	13,843
Progress Software Corp.	2,565	73,564
Seachange International, Inc. (I)	4,794	11,937
Synchronoss Technologies, Inc. (I)	2,361	63,936
Take-Two Interactive Software, Inc. (I)	31,854	1,815,041
Telenav, Inc. (I)	4,156	33,871

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

	Shares	Value
Information technology (continued)
Software (continued)
The Rubicon Project, Inc. (I)	1,490	$13,023
TiVo Corp.	19,395	358,808
Tyler Technologies, Inc. (I)	13,496	2,046,668
Verint Systems, Inc. (I)	20,937	790,372
Zynga, Inc., Class A (I)	134,291	355,871
Technology hardware, storage and peripherals 0.7%
Concurrent Computer Corp.	526	2,635
Cray, Inc. (I)	24,713	515,266
Electronics For Imaging, Inc. (I)	10,653	490,784
Intevac, Inc. (I)	3,303	33,360
NCR Corp. (I)	50,600	2,432,342
Super Micro Computer, Inc. (I)	10,289	267,514
Materials 5.0%		27,023,451
Chemicals 2.4%
A. Schulman, Inc.	2,806	94,703
American Vanguard Corp.	6,557	103,273
Balchem Corp.	27,963	2,437,535
Cabot Corp.	400	23,192
Calgon Carbon Corp.	11,637	164,082
CF Industries Holdings, Inc.	19,764	620,985
Chase Corp.	604	55,236
Chemtura Corp. (I)	15,107	500,797
Flotek Industries, Inc. (I)	54,334	734,596
FutureFuel Corp.	9,798	129,628
Hawkins, Inc.	2,504	123,823
HB Fuller Company	9,169	453,040
Huntsman Corp.	32,416	732,602
Innophos Holdings, Inc.	3,396	179,954
Innospec, Inc.	5,438	355,101
Intrepid Potash, Inc. (I)	5,347	10,694
KMG Chemicals, Inc.	2,986	109,765
Kraton Corp. (I)	7,347	200,059
Kronos Worldwide, Inc.	198	2,744
LSB Industries, Inc. (I)(L)	5,634	61,242
Minerals Technologies, Inc.	20,904	1,614,834
Olin Corp.	4,865	151,204
Platform Specialty Products Corp. (I)	53,515	705,863
PolyOne Corp.	29,244	984,938
Rayonier Advanced Materials, Inc.	2,787	36,956
Sensient Technologies Corp.	18,205	1,455,308
Stepan Company	4,985	376,916
Trecora Resources (I)	5,669	68,311
Tredegar Corp.	3,957	75,183
Tronox, Ltd., Class A	7,352	127,410

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

	Shares	Value
Materials (continued)
Chemicals (continued)
Westlake Chemical Corp.	6,383	$404,874
Construction materials 0.2%
Eagle Materials, Inc.	10,401	1,078,688
United States Lime & Minerals, Inc.	169	12,871
Containers and packaging 0.4%
Graphic Packaging Holding Company	119,200	1,591,320
Greif, Inc., Class A	6,030	343,891
Myers Industries, Inc.	1,165	16,368
UFP Technologies, Inc. (I)	238	5,712
Metals and mining 1.5%
Allegheny Technologies, Inc. (L)	2,637	50,657
Ampco-Pittsburgh Corp.	2,828	41,289
Carpenter Technology Corp.	10,227	414,807
Century Aluminum Company (I)	4,950	69,721
Commercial Metals Company	4,534	95,803
Ferroglobe PLC	17,365	187,368
Friedman Industries, Inc.	1,405	9,062
Haynes International, Inc.	36,431	1,422,995
Hecla Mining Company	80,940	451,645
Kaiser Aluminum Corp.	367	28,931
Materion Corp.	4,726	164,701
Olympic Steel, Inc.	2,536	61,320
Real Industry, Inc. (I)	6,408	32,681
Reliance Steel & Aluminum Company	32,797	2,776,266
Royal Gold, Inc.	415	27,411
Schnitzer Steel Industries, Inc., Class A	6,195	147,441
Stillwater Mining Company (I)	26,711	455,690
SunCoke Energy, Inc. (I)	14,332	139,737
Synalloy Corp. (I)	380	3,971
TimkenSteel Corp. (I)	10,788	225,685
United States Steel Corp.	6,738	260,895
Universal Stainless & Alloy Products, Inc. (I)	1,778	25,763
Worthington Industries, Inc.	23,130	1,134,527
Paper and forest products 0.5%
Boise Cascade Company (I)	1,639	44,417
Clearwater Paper Corp. (I)	4,069	226,236
Domtar Corp.	14,439	549,982
KapStone Paper and Packaging Corp.	56,653	1,280,358
Mercer International, Inc.	15,000	180,750
PH Glatfelter Company	4,215	93,152
Resolute Forest Products, Inc. (I)	4,705	21,408
Schweitzer-Mauduit International, Inc.	6,217	255,084

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

			Shares	Value
Real estate 1.8%				$9,678,717
Equity real estate investment trusts 1.3%
	CubeSmart		41,791	1,138,805
	Healthcare Trust of America, Inc., Class A		32,124	1,033,429
	Hersha Hospitality Trust		88,450	1,725,660
	STAG Industrial, Inc.		59,728	1,542,774
	Sun Communities, Inc.		21,443	1,776,124
Real estate management and development 0.5%
	Alexander & Baldwin, Inc.		10,877	487,616
	Forestar Group, Inc. (I)		7,926	105,416
	FRP Holdings, Inc. (I)		67	2,519
	Kennedy-Wilson Holdings, Inc.		42,315	933,046
	RE/MAX Holdings, Inc., Class A		4,025	231,438
	Realogy Holdings Corp.		14,634	405,362
	Tejon Ranch Company (I)		4,838	111,516
	The St. Joe Company (I)		11,179	185,012
Telecommunication services 0.6%				3,377,940
Diversified telecommunication services 0.4%
	ATN International, Inc.		3,724	254,684
	Frontier Communications Corp. (L)		244,221	715,568
	Hawaiian Telcom Holdco, Inc. (I)		53	1,278
	Iridium Communications, Inc. (I)(L)		133,895	1,164,887
	Lumos Networks Corp. (I)		5,368	95,067
	ORBCOMM, Inc. (I)		16,326	139,914
	Windstream Holdings, Inc. (L)		2,254	16,837
Wireless telecommunication services 0.2%
	Shenandoah Telecommunications Company		1,630	45,803
	Spok Holdings, Inc.		5,703	103,795
	Telephone & Data Systems, Inc.		23,680	640,070
	United States Cellular Corp. (I)		5,350	200,037
Utilities 0.7%				3,813,717
Gas utilities 0.3%
	UGI Corp.		30,467	1,469,423
Independent power and renewable electricity producers 0.4%
	Calpine Corp. (I)		153,587	1,798,504
	Dynegy, Inc. (I)		26,923	216,461
	Ormat Technologies, Inc. (L)		5,739	316,391
Water utilities 0.0%
	Consolidated Water Company, Ltd.		1,250	12,938
	Yield (%)		Shares	Value
Securities lending collateral 4.8%				$26,380,055
(Cost $26,378,307)
John Hancock Collateral Trust (W)	0.8372(Y	)	2,636,134	26,380,055

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

	Yield (%)		Shares	Value
Short-term investments 1.0%				$5,567,594
(Cost $5,567,594)
Money market funds 1.0%				5,567,594
State Street Institutional Treasury Money Market Fund, Premier Class	0.4243(Y	)	3,089,891	3,089,891
State Street Institutional U.S. Government Money Market Fund	0.4629(Y	)	2,477,703	2,477,703
Total investments (Cost $469,282,900)† 104.3%				$568,654,721
Other assets and liabilities, net (4.3%)				($23,460,850)
Total net assets 100.0%				$545,193,871

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $470,739,284. Net unrealized appreciation aggregated to $97,915,437, of which $116,261,457 related to appreciated investment securities and $18,346,020 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

Fund's investments

Spectrum Income Fund

As of 2-28-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.6%				$230,086,856
(Cost $230,039,237)
U.S. Government 9.9%				92,227,100
U.S. Treasury
Bond	2.500	02-15-45	770,000	698,805
Bond	2.500	02-15-46	180,000	163,034
Bond	2.500	05-15-46	9,150,000	8,283,974
Bond	2.750	08-15-42	315,000	302,818
Bond	2.750	11-15-42	1,995,000	1,916,369
Bond	2.875	11-15-46	395,000	387,609
Bond	3.000	05-15-42	790,000	796,666
Bond	3.000	11-15-44	785,000	788,649
Bond	3.000	05-15-45	4,130,000	4,147,263
Bond	3.000	11-15-45	2,325,000	2,334,809
Bond	3.125	02-15-43	2,705,000	2,784,037
Bond	3.125	08-15-44	160,000	164,694
Bond	3.375	05-15-44	1,325,000	1,427,274
Bond	3.500	02-15-39	690,000	765,280
Bond	3.625	08-15-43	1,365,000	1,534,825
Bond	3.625	02-15-44	1,335,000	1,501,511
Bond	4.375	05-15-41	1,325,000	1,663,030
Bond	4.625	02-15-40	25,000	32,371
Bond	4.750	02-15-37	80,000	105,278
Bond	5.375	02-15-31	155,000	208,063
Bond	6.125	11-15-27	70,000	94,536
Bond	6.125	08-15-29	430,000	598,019
Note	0.750	10-31-18	125,000	124,155
Note	0.875	03-31-18	1,500,000	1,498,125
Note	0.875	05-15-19	415,000	411,190
Note	1.000	12-15-17	50,000	50,059
Note	1.000	11-15-19	1,700,000	1,680,477
Note	1.250	12-31-18	205,000	205,168
Note	1.250	01-31-20	185,000	183,779
Note	1.375	05-31-21	920,000	903,469
Note	1.500	05-31-19	600,000	602,602
Note	1.500	08-15-26	490,000	453,767
Note	1.625	11-30-20	300,000	299,098
Note	1.625	05-15-26	210,000	197,088
Note	1.750	05-15-23	1,905,000	1,864,667
Note	2.000	08-31-21	6,080,000	6,116,103
Note	2.000	02-15-25	835,000	817,061
Note	2.000	11-15-26	75,000	72,551
Note	2.125	05-15-25	1,250,000	1,232,324

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.250	11-15-25	1,470,000	$1,458,631
Note	3.125	05-15-21	845,000	890,221
STRIPS PO	1.777	05-15-21	540,000	499,036
Treasury Inflation Protected Security	0.125	04-15-18	2,861,815	2,903,229
Treasury Inflation Protected Security	0.125	04-15-19	3,230,940	3,293,698
Treasury Inflation Protected Security	0.125	04-15-20	3,513,478	3,578,273
Treasury Inflation Protected Security	0.125	04-15-21	10,898,745	11,045,628
Treasury Inflation Protected Security	0.125	01-15-22	2,491,788	2,519,601
Treasury Inflation Protected Security	0.125	07-15-24	25,420	25,341
Treasury Inflation Protected Security	0.125	07-15-26	3,936,177	3,867,085
Treasury Inflation Protected Security	0.250	01-15-25	893,944	891,412
Treasury Inflation Protected Security	0.375	07-15-23	156,652	159,976
Treasury Inflation Protected Security	0.375	07-15-25	213,795	215,615
Treasury Inflation Protected Security	0.375	01-15-27	1,156,375	1,159,671
Treasury Inflation Protected Security	0.625	01-15-24	1,365,817	1,407,244
Treasury Inflation Protected Security	0.625	01-15-26	2,377,604	2,436,036
Treasury Inflation Protected Security	0.750	02-15-42	355,797	345,868
Treasury Inflation Protected Security	0.750	02-15-45	159,941	154,786
Treasury Inflation Protected Security	0.875	02-15-47	69,011	69,134
Treasury Inflation Protected Security	1.000	02-15-46	584,866	603,777
Treasury Inflation Protected Security	1.125	01-15-21	1,287,971	1,361,037
Treasury Inflation Protected Security	1.375	01-15-20	1,412,322	1,495,026
Treasury Inflation Protected Security	1.375	02-15-44	212,362	237,737
Treasury Inflation Protected Security	1.875	07-15-19	791,504	846,172
Treasury Inflation Protected Security	2.125	01-15-19	321,607	340,671
Treasury Inflation Protected Security	2.125	02-15-40	356,326	453,880
Treasury Inflation Protected Security	2.625	07-15-17	1,363,374	1,393,340
Treasury Inflation Protected Security	3.625	04-15-28	440,347	590,189
Treasury Inflation Protected Security	3.875	04-15-29	411,211	574,189
U.S. Government Agency 14.7%				137,859,756
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	05-01-28	455,815	462,152
15 Yr Pass Thru	4.000	01-01-25	29,435	30,983
15 Yr Pass Thru	4.000	05-01-26	81,019	85,227
15 Yr Pass Thru	4.500	11-01-18	5,503	5,630
15 Yr Pass Thru	4.500	01-01-19	4,250	4,353
15 Yr Pass Thru	4.500	05-01-19	5,608	5,756
15 Yr Pass Thru	5.000	10-01-18	4,658	4,776
15 Yr Pass Thru	5.000	11-01-18	5,965	6,116
15 Yr Pass Thru	5.000	12-01-23	72,969	77,625
15 Yr Pass Thru	5.000	07-01-25	7,625	7,854
15 Yr Pass Thru	5.500	03-01-18	1,778	1,808
15 Yr Pass Thru	5.500	11-01-18	3,969	4,087
15 Yr Pass Thru	5.500	01-01-21	44,688	47,168

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	11-01-21	4,200	$4,347
15 Yr Pass Thru	6.000	04-01-17	14	14
15 Yr Pass Thru	6.000	05-01-17	120	121
15 Yr Pass Thru	6.000	07-01-17	76	77
15 Yr Pass Thru	6.000	07-01-21	3,488	3,722
15 Yr Pass Thru	6.000	08-01-21	4,084	4,357
15 Yr Pass Thru	6.000	10-01-21	14,928	15,967
15 Yr Pass Thru	6.000	11-01-21	1,674	1,798
15 Yr Pass Thru	6.000	08-01-22	1,003	1,073
15 Yr Pass Thru	6.500	05-01-17	78	78
15 Yr Pass Thru	6.500	06-01-17	52	52
15 Yr Pass Thru	6.500	07-01-17	297	300
15 Yr Pass Thru	6.500	08-01-17	117	117
30 Yr Pass Thru (P)	2.788	06-01-38	14,943	15,797
30 Yr Pass Thru (P)	2.801	10-01-36	17,819	18,912
30 Yr Pass Thru (P)	2.841	09-01-35	11,774	12,456
30 Yr Pass Thru (P)	2.913	05-01-37	15,848	16,869
30 Yr Pass Thru (P)	2.975	07-01-35	9,662	10,181
30 Yr Pass Thru (P)	2.976	07-01-35	16,164	17,199
30 Yr Pass Thru	3.000	12-01-42	67,494	67,088
30 Yr Pass Thru	3.000	12-01-42	120,637	120,835
30 Yr Pass Thru	3.000	01-01-43	581,359	580,223
30 Yr Pass Thru	3.000	02-01-43	27,244	27,080
30 Yr Pass Thru	3.000	03-01-43	19,542	19,425
30 Yr Pass Thru	3.000	04-01-43	63,743	63,359
30 Yr Pass Thru	3.000	06-01-43	40,370	40,127
30 Yr Pass Thru	3.000	09-01-43	60,577	60,213
30 Yr Pass Thru	3.000	11-01-46	692,832	690,613
30 Yr Pass Thru	3.000	11-01-46	297,594	296,641
30 Yr Pass Thru	3.000	02-01-47	1,406,680	1,397,339
30 Yr Pass Thru (P)	3.035	09-01-32	797	838
30 Yr Pass Thru (P)	3.188	03-01-36	7,459	7,934
30 Yr Pass Thru (P)	3.348	01-01-36	888	930
30 Yr Pass Thru (P)	3.349	02-01-37	26,533	28,123
30 Yr Pass Thru (P)	3.369	01-01-37	5,077	5,395
30 Yr Pass Thru (P)	3.400	11-01-35	2,790	2,965
30 Yr Pass Thru (P)	3.409	02-01-37	12,969	13,737
30 Yr Pass Thru (P)	3.486	11-01-36	11,603	12,340
30 Yr Pass Thru	3.500	09-01-42	567,233	584,497
30 Yr Pass Thru	3.500	11-01-42	198,481	204,521
30 Yr Pass Thru	3.500	01-01-44	139,760	144,014
30 Yr Pass Thru	3.500	03-01-46	428,488	441,998
30 Yr Pass Thru	3.500	05-01-46	292,574	300,016
30 Yr Pass Thru (P)	3.536	12-01-36	5,170	5,491

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	3.671	02-01-37		25,093	$26,749
30 Yr Pass Thru	4.000	10-01-40		13,420	14,184
30 Yr Pass Thru	4.000	11-01-40		63,169	66,767
30 Yr Pass Thru	4.000	12-01-40		212,244	224,614
30 Yr Pass Thru	4.000	02-01-41		157,363	166,344
30 Yr Pass Thru	4.000	04-01-41		142,005	150,095
30 Yr Pass Thru	4.000	12-01-41		127,069	134,229
30 Yr Pass Thru	4.500	12-01-39		453,904	490,297
30 Yr Pass Thru	4.500	05-01-40		12,031	12,973
30 Yr Pass Thru	4.500	03-01-41		3,982	4,293
30 Yr Pass Thru	4.500	04-01-41		214,157	230,925
30 Yr Pass Thru	5.000	11-01-33		11,607	12,929
30 Yr Pass Thru	5.000	12-01-35		49,583	54,824
30 Yr Pass Thru	5.000	04-01-40		101,735	112,012
30 Yr Pass Thru	5.500	10-01-38		144,637	161,912
30 Yr Pass Thru	6.000	12-01-28		2,072	2,318
30 Yr Pass Thru	6.000	10-01-32		1,336	1,521
30 Yr Pass Thru	6.000	12-01-33		32,222	36,596
30 Yr Pass Thru	6.000	09-01-34		725	830
30 Yr Pass Thru	6.000	02-01-35		10,735	12,208
30 Yr Pass Thru	6.000	09-01-35		3,935	4,477
30 Yr Pass Thru	6.500	12-01-23		36	39
30 Yr Pass Thru	6.500	02-01-24		840	931
30 Yr Pass Thru	6.500	05-01-24		1,646	1,820
30 Yr Pass Thru	6.500	04-01-31		5,009	5,747
30 Yr Pass Thru	6.500	11-01-33		6,957	8,000
30 Yr Pass Thru	7.000	02-01-24		785	875
30 Yr Pass Thru	7.000	12-01-24		82	92
30 Yr Pass Thru	7.000	04-01-32		62,293	72,859
30 Yr Pass Thru	7.000	06-01-32		1,329	1,561
30 Yr Pass Thru	7.500	05-01-24		509	575
30 Yr Pass Thru	7.500	06-01-24		171	194
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500		TBA	330,000	330,798
15 Yr Pass Thru	2.500	10-01-27		710,775	721,544
15 Yr Pass Thru	2.500	02-01-28		17,051	17,288
15 Yr Pass Thru	2.500	04-01-28		258,522	262,116
15 Yr Pass Thru	2.500	05-01-30		255,769	257,966
15 Yr Pass Thru	2.500	10-01-31		233,004	234,059
15 Yr Pass Thru	3.000	01-01-27		147,365	152,156
15 Yr Pass Thru	3.000	11-01-27		132,044	136,336
15 Yr Pass Thru	3.000	11-01-28		42,202	43,548
15 Yr Pass Thru	3.000	11-01-29		32,482	33,497
15 Yr Pass Thru	3.000	10-01-30		374,166	385,628

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.500	01-01-26	87,851	$92,028
15 Yr Pass Thru	3.500	03-01-26	90,228	94,517
15 Yr Pass Thru	3.500	12-01-26	24,749	25,926
15 Yr Pass Thru	3.500	02-01-27	6,473	6,780
15 Yr Pass Thru	4.000	03-01-25	158,625	168,295
15 Yr Pass Thru	4.000	05-01-25	17,504	18,394
15 Yr Pass Thru	4.000	07-01-25	7,424	7,811
15 Yr Pass Thru	4.000	01-01-26	84,854	89,244
15 Yr Pass Thru	4.000	10-01-26	38,888	40,901
15 Yr Pass Thru	4.000	12-01-26	150,958	158,769
15 Yr Pass Thru	4.000	02-01-27	120,648	126,928
15 Yr Pass Thru	4.500	05-01-19	10,278	10,546
15 Yr Pass Thru	4.500	11-01-19	63,404	65,533
15 Yr Pass Thru	4.500	07-01-20	19,047	19,586
15 Yr Pass Thru	4.500	11-01-20	23,309	24,183
15 Yr Pass Thru	4.500	09-01-24	11,501	12,212
15 Yr Pass Thru	4.500	10-01-24	29,816	31,740
15 Yr Pass Thru	4.500	11-01-24	6,442	6,842
15 Yr Pass Thru	4.500	12-01-24	5,396	5,734
15 Yr Pass Thru	4.500	01-01-25	29,759	31,619
15 Yr Pass Thru	4.500	03-01-25	83,767	89,058
15 Yr Pass Thru	4.500	09-01-25	71,289	76,239
15 Yr Pass Thru	4.500	10-01-26	46,624	49,470
15 Yr Pass Thru	5.000	05-01-18	4,034	4,113
15 Yr Pass Thru	5.000	11-01-18	1,267	1,300
15 Yr Pass Thru	5.000	12-01-18	4,040	4,141
15 Yr Pass Thru	5.000	04-01-19	2,709	2,780
15 Yr Pass Thru	5.000	05-01-19	18,030	18,589
15 Yr Pass Thru	5.000	10-01-19	16,777	17,416
15 Yr Pass Thru	5.000	01-01-20	4,987	5,178
15 Yr Pass Thru	5.000	05-01-20	18,370	19,180
15 Yr Pass Thru	5.000	06-01-20	19,477	20,354
15 Yr Pass Thru	5.000	12-01-20	14,659	15,278
15 Yr Pass Thru	5.000	02-01-22	828	874
15 Yr Pass Thru	5.000	09-01-22	21,418	22,413
15 Yr Pass Thru	5.000	03-01-23	4,826	5,104
15 Yr Pass Thru	5.000	05-01-23	6,981	7,374
15 Yr Pass Thru	5.000	09-01-23	24,010	25,506
15 Yr Pass Thru	5.000	01-01-24	71,011	75,203
15 Yr Pass Thru	5.000	09-01-25	48,070	50,656
15 Yr Pass Thru	5.500	06-01-17	37	37
15 Yr Pass Thru	5.500	08-01-17	68	69
15 Yr Pass Thru	5.500	09-01-17	40	40
15 Yr Pass Thru	5.500	03-01-18	411	417

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	05-01-18		410	$418
15 Yr Pass Thru	5.500	06-01-18		1,131	1,148
15 Yr Pass Thru	5.500	10-01-18		1,381	1,419
15 Yr Pass Thru	5.500	12-01-18		1,335	1,367
15 Yr Pass Thru	5.500	02-01-19		6,286	6,484
15 Yr Pass Thru	5.500	03-01-19		356	369
15 Yr Pass Thru	5.500	07-01-19		1,481	1,540
15 Yr Pass Thru	5.500	08-01-19		3,364	3,497
15 Yr Pass Thru	5.500	09-01-19		846	882
15 Yr Pass Thru	5.500	10-01-19		1,519	1,586
15 Yr Pass Thru	5.500	06-01-20		5,599	5,859
15 Yr Pass Thru	5.500	07-01-20		5,542	5,793
15 Yr Pass Thru	5.500	05-01-21		13,771	14,607
15 Yr Pass Thru	5.500	01-01-22		601	638
15 Yr Pass Thru	5.500	05-01-22		1,995	2,130
15 Yr Pass Thru	5.500	06-01-22		5,834	6,224
15 Yr Pass Thru	5.500	10-01-22		1,941	2,086
15 Yr Pass Thru	5.500	05-01-23		3,535	3,797
15 Yr Pass Thru	5.500	01-01-25		32,459	34,432
15 Yr Pass Thru	6.000	03-01-21		19,334	20,475
15 Yr Pass Thru	6.000	10-01-21		42,809	45,817
15 Yr Pass Thru	6.000	11-01-21		2,800	3,009
15 Yr Pass Thru	6.000	01-01-22		3,772	4,047
15 Yr Pass Thru	6.000	09-01-22		10,931	11,825
15 Yr Pass Thru	6.000	02-01-23		36,210	38,920
15 Yr Pass Thru	6.000	03-01-23		3,129	3,366
15 Yr Pass Thru	6.500	06-01-17		77	78
20 Yr Pass Thru	3.000	11-01-36		684,117	694,892
30 Yr Pass Thru (P)	2.111	07-01-27		175	177
30 Yr Pass Thru (P)	2.457	10-01-33		20,956	21,768
30 Yr Pass Thru (C)	2.500		TBA	3,590,000	3,421,435
30 Yr Pass Thru	2.500	02-01-43		176,924	169,463
30 Yr Pass Thru	2.500	03-01-43		45,287	43,377
30 Yr Pass Thru	2.500	05-01-46		760,942	725,524
30 Yr Pass Thru	2.500	08-01-46		994,802	948,499
30 Yr Pass Thru	2.500	09-01-46		423,129	403,434
30 Yr Pass Thru	2.500	11-01-46		25,878	24,673
30 Yr Pass Thru	2.500	01-01-47		333,536	318,011
30 Yr Pass Thru (P)	2.786	07-01-35		13,053	13,791
30 Yr Pass Thru (P)	2.876	08-01-37		31,242	33,125
30 Yr Pass Thru (P)	2.880	09-01-35		57,998	61,657
30 Yr Pass Thru (P)	2.957	05-01-38		12,601	13,410
30 Yr Pass Thru (P)	2.965	12-01-35		4,735	4,944
30 Yr Pass Thru (C)	3.000		TBA	375,000	372,378

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-28		218,650	$225,553
30 Yr Pass Thru	3.000	04-01-33		8,765	8,882
30 Yr Pass Thru	3.000	06-01-33		21,433	21,720
30 Yr Pass Thru	3.000	12-01-36		26,212	26,644
30 Yr Pass Thru	3.000	10-01-42		437,841	438,460
30 Yr Pass Thru	3.000	11-01-42		36,558	36,601
30 Yr Pass Thru	3.000	01-01-43		920,932	919,997
30 Yr Pass Thru	3.000	02-01-43		2,524,285	2,513,243
30 Yr Pass Thru	3.000	03-01-43		119,352	118,672
30 Yr Pass Thru	3.000	05-01-43		19,297	19,187
30 Yr Pass Thru	3.000	08-01-43		127,236	126,495
30 Yr Pass Thru	3.000	10-01-43		361,151	360,784
30 Yr Pass Thru	3.000	02-01-44		17,967	17,859
30 Yr Pass Thru	3.000	09-01-44		23,903	23,766
30 Yr Pass Thru	3.000	04-01-45		24,090	23,953
30 Yr Pass Thru	3.000	08-01-46		604,776	604,763
30 Yr Pass Thru	3.000	09-01-46		39,437	39,212
30 Yr Pass Thru	3.000	10-01-46		1,512,485	1,506,017
30 Yr Pass Thru	3.000	11-01-46		4,561,789	4,540,647
30 Yr Pass Thru	3.000	12-01-46		7,584,930	7,544,951
30 Yr Pass Thru	3.000	01-01-47		138,334	137,934
30 Yr Pass Thru	3.000	02-01-47		1,260,009	1,252,823
30 Yr Pass Thru (P)	3.047	08-01-36		44,661	47,316
30 Yr Pass Thru (P)	3.075	12-01-35		5,566	5,897
30 Yr Pass Thru (P)	3.136	09-01-36		3,261	3,438
30 Yr Pass Thru (P)	3.395	12-01-35		2,757	2,929
30 Yr Pass Thru (P)	3.461	12-01-35		1,590	1,687
30 Yr Pass Thru (C)	3.500		TBA	1,450,000	1,485,747
30 Yr Pass Thru	3.500	05-01-42		32,439	33,572
30 Yr Pass Thru	3.500	06-01-42		102,361	105,073
30 Yr Pass Thru	3.500	07-01-42		53,499	54,917
30 Yr Pass Thru	3.500	08-01-42		107,022	109,857
30 Yr Pass Thru	3.500	01-01-43		1,646,029	1,690,828
30 Yr Pass Thru	3.500	03-01-43		847,535	869,986
30 Yr Pass Thru	3.500	04-01-43		27,039	27,849
30 Yr Pass Thru	3.500	06-01-43		30,649	31,763
30 Yr Pass Thru	3.500	07-01-43		258,317	266,706
30 Yr Pass Thru	3.500	08-01-43		339,382	351,153
30 Yr Pass Thru	3.500	09-01-43		552,708	571,189
30 Yr Pass Thru	3.500	12-01-43		553,440	573,116
30 Yr Pass Thru	3.500	01-01-44		113,632	116,711
30 Yr Pass Thru	3.500	03-01-44		48,470	50,306
30 Yr Pass Thru	3.500	07-01-44		38,384	39,521
30 Yr Pass Thru	3.500	11-01-44		78,156	80,714

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-44		240,373	$246,741
30 Yr Pass Thru	3.500	04-01-45		352,670	363,390
30 Yr Pass Thru	3.500	07-01-45		146,771	150,980
30 Yr Pass Thru	3.500	11-01-45		2,371,579	2,433,531
30 Yr Pass Thru	3.500	12-01-45		744,454	763,476
30 Yr Pass Thru	3.500	01-01-46		478,238	491,717
30 Yr Pass Thru	3.500	04-01-46		1,027,566	1,053,823
30 Yr Pass Thru	3.500	05-01-46		443,401	454,731
30 Yr Pass Thru	3.500	12-01-46		246,027	252,362
30 Yr Pass Thru (C)	4.000		TBA	490,000	514,853
30 Yr Pass Thru	4.000	11-01-40		17,250	18,233
30 Yr Pass Thru	4.000	12-01-40		2,109	2,229
30 Yr Pass Thru	4.000	01-01-41		164,121	173,478
30 Yr Pass Thru	4.000	02-01-41		245,165	259,142
30 Yr Pass Thru	4.000	03-01-41		32,239	34,077
30 Yr Pass Thru	4.000	09-01-41		1,428	1,510
30 Yr Pass Thru	4.000	10-01-41		523,009	552,825
30 Yr Pass Thru	4.000	11-01-41		32,376	34,201
30 Yr Pass Thru	4.000	01-01-42		423,662	447,549
30 Yr Pass Thru	4.000	02-01-42		140,826	148,766
30 Yr Pass Thru	4.000	08-01-42		437,637	462,313
30 Yr Pass Thru	4.000	09-01-43		481,205	507,434
30 Yr Pass Thru	4.000	12-01-45		542,385	572,912
30 Yr Pass Thru (C)	4.500		TBA	215,000	231,020
30 Yr Pass Thru	4.500	02-01-41		1,070,877	1,155,315
30 Yr Pass Thru	4.500	04-01-42		120,594	130,065
30 Yr Pass Thru	5.000	07-01-33		20,143	22,235
30 Yr Pass Thru	5.000	02-01-34		34,355	37,928
30 Yr Pass Thru	5.000	03-01-34		130,228	143,636
30 Yr Pass Thru	5.000	10-01-34		103,692	114,432
30 Yr Pass Thru	5.000	04-01-35		58,129	64,189
30 Yr Pass Thru	5.000	04-01-35		8,789	9,706
30 Yr Pass Thru	5.000	06-01-35		48,927	54,047
30 Yr Pass Thru	5.000	07-01-35		350,257	386,501
30 Yr Pass Thru	5.000	08-01-35		62,618	69,210
30 Yr Pass Thru	5.000	10-01-35		8,361	9,242
30 Yr Pass Thru	5.000	11-01-35		124,825	137,978
30 Yr Pass Thru	5.000	01-01-36		47,022	51,994
30 Yr Pass Thru	5.000	03-01-36		91,557	101,224
30 Yr Pass Thru	5.000	07-01-37		57,284	63,228
30 Yr Pass Thru	5.000	12-01-39		61,165	67,346
30 Yr Pass Thru	5.000	06-01-40		329,450	362,804
30 Yr Pass Thru	5.500	04-01-35		6,473	7,235
30 Yr Pass Thru	5.500	11-01-35		128,215	143,430

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-35	82,163	$91,871
30 Yr Pass Thru	5.500	01-01-36	154,182	172,803
30 Yr Pass Thru	5.500	04-01-36	43,921	49,238
30 Yr Pass Thru	5.500	06-01-36	110,611	123,470
30 Yr Pass Thru	5.500	10-01-36	65,520	73,451
30 Yr Pass Thru	5.500	08-01-37	133,317	149,055
30 Yr Pass Thru	5.500	02-01-38	100,913	112,868
30 Yr Pass Thru	5.500	02-01-38	13,463	15,056
30 Yr Pass Thru	5.500	06-01-38	29,118	32,634
30 Yr Pass Thru	5.500	12-01-38	183,247	204,814
30 Yr Pass Thru	5.500	11-01-39	21,351	23,756
30 Yr Pass Thru	5.500	12-01-39	10,268	11,425
30 Yr Pass Thru	5.500	03-01-40	19,093	21,341
30 Yr Pass Thru (P)	5.688	01-01-19	71	72
30 Yr Pass Thru	6.000	11-01-32	26,250	29,804
30 Yr Pass Thru	6.000	03-01-33	28,117	31,913
30 Yr Pass Thru	6.000	04-01-33	32,527	37,036
30 Yr Pass Thru	6.000	01-01-34	1,020	1,166
30 Yr Pass Thru	6.000	02-01-34	89,044	101,271
30 Yr Pass Thru	6.000	03-01-34	18,142	20,628
30 Yr Pass Thru	6.000	08-01-34	40,905	46,435
30 Yr Pass Thru	6.000	11-01-34	24,465	27,740
30 Yr Pass Thru	6.000	12-01-34	721	820
30 Yr Pass Thru	6.000	04-01-35	25,093	28,445
30 Yr Pass Thru	6.000	05-01-35	3,119	3,545
30 Yr Pass Thru	6.000	12-01-35	19,091	21,604
30 Yr Pass Thru	6.000	03-01-36	6,640	7,522
30 Yr Pass Thru	6.000	11-01-36	49,188	55,531
30 Yr Pass Thru	6.000	02-01-37	30,045	34,039
30 Yr Pass Thru	6.000	03-01-37	19,863	22,504
30 Yr Pass Thru	6.000	08-01-37	175,178	198,944
30 Yr Pass Thru	6.000	10-01-37	3,078	3,479
30 Yr Pass Thru	6.000	03-01-38	46,732	52,915
30 Yr Pass Thru	6.000	05-01-38	978	1,106
30 Yr Pass Thru	6.000	08-01-38	14,578	16,740
30 Yr Pass Thru	6.000	09-01-38	86,510	98,752
30 Yr Pass Thru	6.000	10-01-38	34,833	39,370
30 Yr Pass Thru	6.000	07-01-39	72,932	82,627
30 Yr Pass Thru	6.000	09-01-39	70,824	80,145
30 Yr Pass Thru	6.000	04-01-40	17,975	20,338
30 Yr Pass Thru	6.000	10-01-40	45,575	51,673
30 Yr Pass Thru	6.500	07-01-32	101,525	116,053
30 Yr Pass Thru	6.500	09-01-32	417	477
30 Yr Pass Thru	6.500	12-01-32	7,121	8,172

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	10-01-35		126,217	$144,685
30 Yr Pass Thru	6.500	03-01-36		94,605	109,765
30 Yr Pass Thru	6.500	05-01-36		2,022	2,303
30 Yr Pass Thru	6.500	07-01-36		31,135	35,645
30 Yr Pass Thru	6.500	04-01-38		2,038	2,393
30 Yr Pass Thru	6.500	08-01-38		32,135	37,232
30 Yr Pass Thru	6.500	05-01-40		17,144	19,638
30 Yr Pass Thru	7.000	12-01-29		528	616
30 Yr Pass Thru	7.000	02-01-30		78	89
30 Yr Pass Thru	7.000	04-01-37		9,835	11,402
30 Yr Pass Thru	7.125	01-15-30		365,000	527,837
Government National Mortgage Association
15 Yr Pass Thru	5.000	02-15-18		221	223
15 Yr Pass Thru	5.000	06-15-18		1,826	1,861
15 Yr Pass Thru	5.000	07-15-18		6,441	6,575
15 Yr Pass Thru	5.000	08-15-18		1,284	1,312
15 Yr Pass Thru	5.000	02-15-19		5,949	6,113
15 Yr Pass Thru	5.000	06-15-20		8,654	9,032
15 Yr Pass Thru	6.000	04-20-17		87	88
15 Yr Pass Thru	6.000	05-15-17		11	11
15 Yr Pass Thru	6.000	05-20-17		96	96
15 Yr Pass Thru	6.000	06-15-17		40	40
15 Yr Pass Thru	6.000	06-20-17		89	89
15 Yr Pass Thru	6.000	07-15-17		423	427
15 Yr Pass Thru	6.000	09-15-17		932	941
15 Yr Pass Thru	6.000	10-15-17		717	723
15 Yr Pass Thru	6.000	11-15-17		1,353	1,353
15 Yr Pass Thru	6.000	12-15-17		857	869
15 Yr Pass Thru	6.000	01-15-18		1,986	2,039
15 Yr Pass Thru	6.000	02-15-18		6,532	6,645
15 Yr Pass Thru	6.000	08-20-18		533	548
15 Yr Pass Thru	6.000	07-20-19		1,213	1,269
15 Yr Pass Thru	6.000	08-20-19		1,019	1,059
15 Yr Pass Thru	6.000	10-20-19		376	386
15 Yr Pass Thru	6.000	10-20-20		5,019	5,320
30 Yr Pass Thru	2.500	01-20-45		381,700	371,562
30 Yr Pass Thru (C)	2.500		TBA	860,000	834,639
30 Yr Pass Thru	2.500	12-15-42		62,141	60,415
30 Yr Pass Thru	2.500	01-20-43		1,109,065	1,079,608
30 Yr Pass Thru	2.500	02-15-43		121,737	118,508
30 Yr Pass Thru	2.500	02-20-43		651,445	634,143
30 Yr Pass Thru	2.500	05-20-43		50,583	49,240
30 Yr Pass Thru	2.500	06-20-43		76,625	74,590
30 Yr Pass Thru	2.500	07-20-43		21,231	20,667

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       10

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	10-20-46		395,548	$384,424
30 Yr Pass Thru (C)	3.000		TBA	1,220,000	1,233,871
30 Yr Pass Thru	3.000	07-20-42		1,162,303	1,181,012
30 Yr Pass Thru	3.000	08-15-42		43,873	44,565
30 Yr Pass Thru	3.000	09-15-42		1,246,595	1,266,271
30 Yr Pass Thru	3.000	10-15-42		21,373	21,710
30 Yr Pass Thru	3.000	10-20-42		45,409	46,140
30 Yr Pass Thru	3.000	11-15-42		124,761	126,731
30 Yr Pass Thru	3.000	12-15-42		12,378	12,573
30 Yr Pass Thru	3.000	12-20-42		902,824	918,485
30 Yr Pass Thru	3.000	01-20-43		88,562	90,098
30 Yr Pass Thru	3.000	02-20-43		852,102	866,883
30 Yr Pass Thru	3.000	03-20-43		1,146,551	1,162,132
30 Yr Pass Thru	3.000	05-15-43		67,356	68,482
30 Yr Pass Thru	3.000	06-15-43		37,431	38,057
30 Yr Pass Thru	3.000	09-20-43		71,205	72,441
30 Yr Pass Thru	3.000	09-20-44		389,142	395,406
30 Yr Pass Thru	3.000	02-15-45		369,321	374,227
30 Yr Pass Thru	3.000	03-15-45		379,333	384,372
30 Yr Pass Thru	3.000	07-15-45		748,471	759,116
30 Yr Pass Thru	3.000	05-15-46		51,331	51,980
30 Yr Pass Thru	3.000	05-20-46		49,143	49,896
30 Yr Pass Thru	3.000	06-15-46		200,478	203,154
30 Yr Pass Thru	3.000	06-20-46		45,481	46,029
30 Yr Pass Thru	3.000	07-15-46		529,009	535,816
30 Yr Pass Thru	3.000	07-20-46		272,514	276,474
30 Yr Pass Thru	3.000	08-20-46		78,386	79,607
30 Yr Pass Thru	3.000	09-20-46		49,564	50,331
30 Yr Pass Thru	3.000	11-20-46		4,065,620	4,118,357
30 Yr Pass Thru	3.000	12-20-46		139,339	141,146
30 Yr Pass Thru	3.000	01-20-47		537,845	544,821
30 Yr Pass Thru (C)	3.500		TBA	3,495,000	3,632,060
30 Yr Pass Thru	3.500	09-15-41		862,588	899,886
30 Yr Pass Thru	3.500	11-15-41		641,203	670,131
30 Yr Pass Thru	3.500	11-20-41		43,314	45,297
30 Yr Pass Thru	3.500	01-15-42		613,294	640,963
30 Yr Pass Thru	3.500	01-15-42		60,071	62,781
30 Yr Pass Thru	3.500	05-20-42		274,067	286,613
30 Yr Pass Thru	3.500	05-20-42		115,735	121,034
30 Yr Pass Thru	3.500	06-20-42		1,316,695	1,376,971
30 Yr Pass Thru	3.500	06-20-42		663,709	694,093
30 Yr Pass Thru	3.500	07-15-42		45,457	47,508
30 Yr Pass Thru	3.500	08-20-42		347,424	362,297
30 Yr Pass Thru	3.500	08-20-42		115,483	120,770

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-20-42	397,032	$415,207
30 Yr Pass Thru	3.500	10-20-42	713,404	745,840
30 Yr Pass Thru	3.500	11-20-42	12,278	12,787
30 Yr Pass Thru	3.500	11-20-42	71,175	74,411
30 Yr Pass Thru	3.500	12-20-42	86,441	90,371
30 Yr Pass Thru	3.500	02-20-43	254,514	265,052
30 Yr Pass Thru	3.500	03-20-43	1,211,023	1,261,164
30 Yr Pass Thru	3.500	03-20-43	151,228	157,607
30 Yr Pass Thru	3.500	04-20-43	25,933	27,112
30 Yr Pass Thru	3.500	05-20-43	507,951	530,887
30 Yr Pass Thru	3.500	06-20-43	644,909	671,005
30 Yr Pass Thru	3.500	07-20-43	171,208	178,939
30 Yr Pass Thru	3.500	09-20-43	427,836	447,155
30 Yr Pass Thru	3.500	10-15-43	29,684	30,995
30 Yr Pass Thru	3.500	01-20-44	58,714	60,943
30 Yr Pass Thru	3.500	08-20-44	84,940	88,165
30 Yr Pass Thru	3.500	09-20-44	68,198	70,745
30 Yr Pass Thru	3.500	10-20-44	25,520	26,668
30 Yr Pass Thru	3.500	10-20-44	34,885	36,449
30 Yr Pass Thru	3.500	11-20-44	145,609	151,210
30 Yr Pass Thru	3.500	01-20-45	47,995	49,788
30 Yr Pass Thru	3.500	02-15-45	120,531	125,573
30 Yr Pass Thru	3.500	02-20-45	68,031	70,572
30 Yr Pass Thru	3.500	02-20-45	38,624	40,067
30 Yr Pass Thru	3.500	02-20-45	21,328	22,148
30 Yr Pass Thru	3.500	04-20-45	1,476,775	1,533,534
30 Yr Pass Thru	3.500	05-20-45	26,299	27,310
30 Yr Pass Thru	3.500	05-20-45	55,886	58,034
30 Yr Pass Thru	3.500	05-20-45	16,800	17,428
30 Yr Pass Thru	3.500	08-20-45	566,120	592,213
30 Yr Pass Thru	3.500	09-20-45	575,779	598,089
30 Yr Pass Thru	3.500	01-20-46	46,168	47,957
30 Yr Pass Thru	3.500	02-20-46	48,163	50,029
30 Yr Pass Thru	3.500	06-20-46	19,274	20,054
30 Yr Pass Thru	3.500	07-20-46	131,565	136,827
30 Yr Pass Thru	3.500	07-20-46	1,448,470	1,506,405
30 Yr Pass Thru	3.500	07-20-46	202,005	209,611
30 Yr Pass Thru	3.500	08-20-46	1,370,843	1,425,674
30 Yr Pass Thru	3.500	08-20-46	620,114	643,657
30 Yr Pass Thru	3.500	08-20-46	120,089	124,648
30 Yr Pass Thru	3.500	09-20-46	596,922	621,637
30 Yr Pass Thru	3.500	09-20-46	58,950	61,225
30 Yr Pass Thru	3.500	09-20-46	133,959	139,129
30 Yr Pass Thru	3.500	10-20-46	137,776	143,437

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       12

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (C)	4.000		TBA	1,490,000	$1,576,664
30 Yr Pass Thru	4.000	04-20-39		4,112	4,370
30 Yr Pass Thru	4.000	06-20-39		8,134	8,646
30 Yr Pass Thru	4.000	08-20-39		7,125	7,607
30 Yr Pass Thru	4.000	09-20-39		75,016	80,089
30 Yr Pass Thru	4.000	10-20-39		2,575	2,736
30 Yr Pass Thru	4.000	11-20-39		10,270	10,912
30 Yr Pass Thru	4.000	12-20-39		11,106	11,857
30 Yr Pass Thru	4.000	01-20-40		8,830	9,427
30 Yr Pass Thru	4.000	03-20-40		13,079	13,963
30 Yr Pass Thru	4.000	05-20-40		85,150	90,909
30 Yr Pass Thru	4.000	06-20-40		43,583	46,310
30 Yr Pass Thru	4.000	08-20-40		66,728	71,241
30 Yr Pass Thru	4.000	09-15-40		49,717	53,080
30 Yr Pass Thru	4.000	09-20-40		122,788	131,093
30 Yr Pass Thru	4.000	10-20-40		479,551	512,258
30 Yr Pass Thru	4.000	11-20-40		25,473	27,210
30 Yr Pass Thru	4.000	01-20-41		5,815	6,224
30 Yr Pass Thru	4.000	02-15-41		20,776	22,259
30 Yr Pass Thru	4.000	02-20-41		15,675	16,730
30 Yr Pass Thru	4.000	03-15-41		29,186	31,269
30 Yr Pass Thru	4.000	03-15-41		229,031	244,449
30 Yr Pass Thru	4.000	04-20-41		14,850	15,850
30 Yr Pass Thru	4.000	05-20-41		572,062	611,079
30 Yr Pass Thru	4.000	07-15-41		51,235	54,459
30 Yr Pass Thru	4.000	07-15-41		592,875	630,184
30 Yr Pass Thru	4.000	07-15-41		75,215	79,948
30 Yr Pass Thru	4.000	10-15-41		205,860	218,815
30 Yr Pass Thru	4.000	10-20-41		214,097	227,561
30 Yr Pass Thru	4.000	05-20-42		652,907	694,785
30 Yr Pass Thru	4.000	07-20-42		1,142,810	1,213,967
30 Yr Pass Thru	4.000	09-20-42		21,690	23,041
30 Yr Pass Thru	4.000	11-20-42		100,582	106,845
30 Yr Pass Thru	4.000	04-20-43		170,087	180,678
30 Yr Pass Thru	4.000	07-20-43		93,587	99,414
30 Yr Pass Thru	4.000	08-20-43		63,144	67,233
30 Yr Pass Thru	4.000	08-20-43		25,628	27,288
30 Yr Pass Thru	4.000	02-20-44		835,965	887,494
30 Yr Pass Thru	4.000	05-15-44		676,741	727,364
30 Yr Pass Thru	4.000	10-20-44		41,742	44,459
30 Yr Pass Thru	4.000	09-20-45		161,798	168,435
30 Yr Pass Thru	4.000	09-20-45		56,441	59,849
30 Yr Pass Thru	4.000	10-20-45		1,808,721	1,917,950
30 Yr Pass Thru	4.000	11-20-45		2,027,077	2,149,492

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       13

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	12-20-45		1,541,981	$1,633,174
30 Yr Pass Thru	4.000	05-20-46		197,259	208,925
30 Yr Pass Thru (C)	4.500		TBA	715,000	764,031
30 Yr Pass Thru	4.500	05-15-39		168,487	183,351
30 Yr Pass Thru	4.500	06-15-39		328,368	354,965
30 Yr Pass Thru	4.500	08-15-39		133,611	144,689
30 Yr Pass Thru	4.500	10-20-39		167,028	180,459
30 Yr Pass Thru	4.500	11-20-39		27,149	29,332
30 Yr Pass Thru	4.500	12-20-39		504,145	544,684
30 Yr Pass Thru	4.500	02-20-40		124,984	135,034
30 Yr Pass Thru	4.500	03-20-40		93,508	101,027
30 Yr Pass Thru	4.500	05-20-40		647,588	699,662
30 Yr Pass Thru	4.500	06-15-40		1,361,498	1,481,615
30 Yr Pass Thru	4.500	06-15-40		147,954	160,221
30 Yr Pass Thru	4.500	07-15-40		214,642	232,698
30 Yr Pass Thru	4.500	07-20-40		12,405	13,403
30 Yr Pass Thru	4.500	09-20-40		904,803	977,559
30 Yr Pass Thru	4.500	10-20-40		151,901	164,116
30 Yr Pass Thru	4.500	11-20-40		1,268,874	1,370,510
30 Yr Pass Thru	4.500	02-20-41		288,462	311,568
30 Yr Pass Thru	4.500	03-20-41		29,234	31,575
30 Yr Pass Thru	4.500	09-20-41		80,641	86,931
30 Yr Pass Thru	4.500	09-15-45		30,098	32,584
30 Yr Pass Thru	4.500	01-20-46		99,301	106,208
30 Yr Pass Thru	4.500	02-20-46		648,373	693,469
30 Yr Pass Thru	4.500	11-20-46		125,360	134,509
30 Yr Pass Thru	5.000	06-20-33		10,558	11,580
30 Yr Pass Thru	5.000	08-15-33		7,480	8,380
30 Yr Pass Thru	5.000	08-15-33		2,587	2,845
30 Yr Pass Thru	5.000	08-20-33		20,328	22,299
30 Yr Pass Thru	5.000	09-15-33		93,153	102,420
30 Yr Pass Thru	5.000	11-15-33		16,836	18,859
30 Yr Pass Thru	5.000	02-15-34		21,576	24,166
30 Yr Pass Thru	5.000	04-15-34		9,418	10,570
30 Yr Pass Thru	5.000	10-15-34		2,677	3,003
30 Yr Pass Thru	5.000	12-20-34		8,657	9,500
30 Yr Pass Thru	5.000	11-15-35		34,045	37,460
30 Yr Pass Thru	5.000	12-20-35		96,494	106,022
30 Yr Pass Thru	5.000	01-20-36		27,367	30,074
30 Yr Pass Thru	5.000	05-20-36		6,162	6,774
30 Yr Pass Thru	5.000	04-20-38		43,248	47,579
30 Yr Pass Thru	5.000	10-15-39		58,857	65,209
30 Yr Pass Thru	5.000	10-20-39		670,423	740,896
30 Yr Pass Thru	5.000	11-15-39		330,210	369,151

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       14

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	02-20-40	9,618	$10,629
30 Yr Pass Thru	5.000	05-20-40	751,658	811,438
30 Yr Pass Thru	5.000	06-15-40	364,342	408,668
30 Yr Pass Thru	5.000	06-20-40	181,068	200,101
30 Yr Pass Thru	5.000	08-20-40	87,263	95,867
30 Yr Pass Thru	5.000	09-20-40	107,037	118,288
30 Yr Pass Thru	5.000	03-20-41	458,602	495,075
30 Yr Pass Thru	5.000	04-20-41	165,454	182,795
30 Yr Pass Thru	5.000	08-20-42	144,749	159,156
30 Yr Pass Thru	5.000	12-20-45	460,339	496,950
30 Yr Pass Thru	5.500	02-15-29	1,452	1,631
30 Yr Pass Thru	5.500	03-15-29	2,682	2,994
30 Yr Pass Thru	5.500	10-20-32	40,565	45,432
30 Yr Pass Thru	5.500	11-20-32	2,667	2,987
30 Yr Pass Thru	5.500	12-20-32	839	940
30 Yr Pass Thru	5.500	02-20-33	364,463	408,465
30 Yr Pass Thru	5.500	04-15-33	180,439	205,226
30 Yr Pass Thru	5.500	04-20-33	2,051	2,300
30 Yr Pass Thru	5.500	05-20-33	5,255	5,893
30 Yr Pass Thru	5.500	06-20-33	3,544	3,975
30 Yr Pass Thru	5.500	07-15-33	26,219	29,854
30 Yr Pass Thru	5.500	07-15-33	285,880	325,640
30 Yr Pass Thru	5.500	07-20-33	229,130	256,886
30 Yr Pass Thru	5.500	08-20-33	4,913	5,510
30 Yr Pass Thru	5.500	09-15-33	55,007	62,030
30 Yr Pass Thru	5.500	09-20-33	18,059	20,255
30 Yr Pass Thru	5.500	10-20-33	2,261	2,537
30 Yr Pass Thru	5.500	11-20-33	6,521	7,304
30 Yr Pass Thru	5.500	12-15-33	226,848	258,625
30 Yr Pass Thru	5.500	12-15-33	16,875	19,182
30 Yr Pass Thru	5.500	12-20-33	2,635	2,952
30 Yr Pass Thru	5.500	02-20-34	9,794	10,974
30 Yr Pass Thru	5.500	04-20-34	3,580	4,012
30 Yr Pass Thru	5.500	05-20-34	40,134	44,995
30 Yr Pass Thru	5.500	07-20-34	44,378	49,755
30 Yr Pass Thru	5.500	10-20-34	121,158	135,970
30 Yr Pass Thru	5.500	02-20-35	36,191	40,630
30 Yr Pass Thru	5.500	05-20-35	2,280	2,562
30 Yr Pass Thru	5.500	07-20-35	98,304	110,476
30 Yr Pass Thru	5.500	08-20-35	29,006	32,601
30 Yr Pass Thru	5.500	10-20-35	2,147	2,414
30 Yr Pass Thru	5.500	01-20-36	314,328	353,571
30 Yr Pass Thru	5.500	02-20-36	1,640	1,845
30 Yr Pass Thru	5.500	04-20-36	24,329	27,378

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	10-15-38	195,201	$222,132
30 Yr Pass Thru	5.500	01-20-40	291,713	328,207
30 Yr Pass Thru	5.500	10-20-40	971	1,093
30 Yr Pass Thru	5.500	03-20-44	130,359	146,717
30 Yr Pass Thru	6.000	04-20-28	8,437	9,456
30 Yr Pass Thru	6.000	01-20-32	3,620	4,106
30 Yr Pass Thru	6.000	08-15-33	22,014	25,454
30 Yr Pass Thru	6.000	01-20-34	1,645	1,869
30 Yr Pass Thru	6.000	07-15-34	83,872	97,161
30 Yr Pass Thru	6.000	08-20-34	28,092	31,949
30 Yr Pass Thru	6.000	09-20-34	1,758	1,992
30 Yr Pass Thru	6.000	03-15-36	35,848	40,648
30 Yr Pass Thru	6.000	04-15-36	120,025	138,322
30 Yr Pass Thru	6.000	07-15-36	53,569	61,994
30 Yr Pass Thru	6.000	12-20-36	36,435	41,182
30 Yr Pass Thru	6.000	11-15-37	3,166	3,618
30 Yr Pass Thru	6.000	01-15-38	1,078	1,220
30 Yr Pass Thru	6.000	03-15-38	1,337	1,528
30 Yr Pass Thru	6.000	09-20-38	66,660	75,505
30 Yr Pass Thru	6.000	02-20-39	8,083	9,125
30 Yr Pass Thru	6.500	05-15-24	7,410	8,223
30 Yr Pass Thru	6.500	03-15-26	284	322
30 Yr Pass Thru	6.500	03-20-26	2,252	2,545
30 Yr Pass Thru	6.500	04-15-26	331	365
30 Yr Pass Thru	6.500	05-15-26	162	183
30 Yr Pass Thru	6.500	05-15-26	543	614
30 Yr Pass Thru	6.500	05-15-26	819	932
30 Yr Pass Thru	6.500	01-15-27	496	561
30 Yr Pass Thru	6.500	08-15-27	338	387
30 Yr Pass Thru	6.500	01-15-28	1,672	1,912
30 Yr Pass Thru	6.500	04-15-28	232	264
30 Yr Pass Thru	6.500	04-15-28	261	302
30 Yr Pass Thru	6.500	05-15-28	887	1,019
30 Yr Pass Thru	6.500	05-15-28	1,147	1,322
30 Yr Pass Thru	6.500	05-15-28	345	398
30 Yr Pass Thru	6.500	06-15-28	1,235	1,419
30 Yr Pass Thru	6.500	08-15-28	250	289
30 Yr Pass Thru	6.500	08-15-28	394	456
30 Yr Pass Thru	6.500	08-15-28	604	674
30 Yr Pass Thru	6.500	08-15-28	113	129
30 Yr Pass Thru	6.500	08-15-28	163	173
30 Yr Pass Thru	6.500	08-20-28	49,224	56,550
30 Yr Pass Thru	6.500	09-15-28	315	363
30 Yr Pass Thru	6.500	09-15-28	332	383

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       16

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	09-15-28	496	$570
30 Yr Pass Thru	6.500	09-15-28	830	961
30 Yr Pass Thru	6.500	10-15-28	1,037	1,198
30 Yr Pass Thru	6.500	10-15-28	555	643
30 Yr Pass Thru	6.500	10-20-28	4,140	4,764
30 Yr Pass Thru	6.500	11-20-28	32,151	36,975
30 Yr Pass Thru	6.500	02-15-29	2,088	2,412
30 Yr Pass Thru	6.500	02-20-29	27,003	31,102
30 Yr Pass Thru	6.500	03-15-29	576	668
30 Yr Pass Thru	6.500	04-15-29	188	205
30 Yr Pass Thru	6.500	04-20-29	222	256
30 Yr Pass Thru	6.500	06-15-29	50	50
30 Yr Pass Thru	6.500	07-15-29	1,242	1,440
30 Yr Pass Thru	6.500	05-15-31	227	263
30 Yr Pass Thru	6.500	06-15-31	2,339	2,711
30 Yr Pass Thru	6.500	06-15-31	297	339
30 Yr Pass Thru	6.500	08-15-31	482	560
30 Yr Pass Thru	6.500	08-15-31	480	555
30 Yr Pass Thru	6.500	08-20-31	167,275	193,751
30 Yr Pass Thru	6.500	09-15-31	463	538
30 Yr Pass Thru	6.500	10-20-31	28,157	32,646
30 Yr Pass Thru	6.500	08-15-32	796	922
30 Yr Pass Thru	6.500	08-15-32	1,476	1,707
30 Yr Pass Thru	6.500	09-20-32	161,057	186,352
30 Yr Pass Thru	6.500	02-15-33	7,682	8,904
30 Yr Pass Thru	6.500	02-15-33	1,268	1,469
30 Yr Pass Thru	6.500	02-15-33	4,225	4,900
30 Yr Pass Thru	6.500	02-15-33	3,984	4,621
30 Yr Pass Thru	6.500	02-15-33	6,275	7,247
30 Yr Pass Thru	6.500	03-15-33	5,200	6,030
30 Yr Pass Thru	6.500	12-20-33	2,342	2,702
30 Yr Pass Thru	7.000	04-15-17	11	11
30 Yr Pass Thru	7.000	05-15-17	19	19
30 Yr Pass Thru	7.000	12-20-23	285	315
30 Yr Pass Thru	7.000	01-15-24	171	189
30 Yr Pass Thru	7.000	01-15-24	891	991
30 Yr Pass Thru	7.000	01-15-24	208	232
30 Yr Pass Thru	7.000	01-15-24	129	141
30 Yr Pass Thru	7.000	01-15-24	113	126
30 Yr Pass Thru	7.000	01-15-24	118	129
30 Yr Pass Thru	7.000	01-15-24	130	142
30 Yr Pass Thru	7.000	01-15-24	831	932
30 Yr Pass Thru	7.000	04-15-24	327	369
30 Yr Pass Thru	7.000	04-15-24	708	797

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	05-15-24	190	$214
30 Yr Pass Thru	7.000	05-15-24	178	201
30 Yr Pass Thru	7.000	06-15-24	292	324
30 Yr Pass Thru	7.000	07-15-24	70	76
30 Yr Pass Thru	7.000	07-15-24	720	814
30 Yr Pass Thru	7.000	08-15-24	1,086	1,181
30 Yr Pass Thru	7.000	01-15-26	189	216
30 Yr Pass Thru	7.000	01-15-26	68	78
30 Yr Pass Thru	7.000	02-15-26	212	244
30 Yr Pass Thru	7.000	02-15-26	442	507
30 Yr Pass Thru	7.000	02-15-26	294	338
30 Yr Pass Thru	7.000	04-15-26	101	115
30 Yr Pass Thru	7.000	05-15-26	380	434
30 Yr Pass Thru	7.000	10-15-26	257	293
30 Yr Pass Thru	7.000	03-15-27	225	261
30 Yr Pass Thru	7.000	03-15-27	770	863
30 Yr Pass Thru	7.000	08-15-27	649	754
30 Yr Pass Thru	7.000	10-15-27	470	538
30 Yr Pass Thru	7.000	11-15-27	674	780
30 Yr Pass Thru	7.000	11-20-27	32,655	37,746
30 Yr Pass Thru	7.000	12-20-27	25,687	29,689
30 Yr Pass Thru	7.000	01-15-28	283	330
30 Yr Pass Thru	7.000	01-15-28	270	305
30 Yr Pass Thru	7.000	01-15-28	283	329
30 Yr Pass Thru	7.000	01-15-28	137	159
30 Yr Pass Thru	7.000	01-15-28	616	713
30 Yr Pass Thru	7.000	01-15-28	367	427
30 Yr Pass Thru	7.000	01-15-28	664	774
30 Yr Pass Thru	7.000	01-15-28	1,169	1,360
30 Yr Pass Thru	7.000	01-15-28	328	382
30 Yr Pass Thru	7.000	01-15-28	792	920
30 Yr Pass Thru	7.000	01-20-28	596	689
30 Yr Pass Thru	7.000	04-15-28	8,960	10,433
30 Yr Pass Thru	7.000	04-15-28	700	813
30 Yr Pass Thru	7.000	05-15-28	747	872
30 Yr Pass Thru	7.000	05-15-28	426	495
30 Yr Pass Thru	7.000	05-20-28	1,067	1,237
30 Yr Pass Thru	7.000	06-15-28	3,048	3,536
30 Yr Pass Thru	7.000	07-15-28	184	215
30 Yr Pass Thru	7.000	07-15-28	910	1,060
30 Yr Pass Thru	7.000	07-15-28	5,638	6,530
30 Yr Pass Thru	7.000	07-15-28	4,455	5,163
30 Yr Pass Thru	7.000	07-15-28	661	771
30 Yr Pass Thru	7.000	07-15-28	7,611	8,809

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       18

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	07-15-28	197	$231
30 Yr Pass Thru	7.000	07-15-28	1,017	1,114
30 Yr Pass Thru	7.000	08-15-28	506	593
30 Yr Pass Thru	7.000	08-15-28	274	321
30 Yr Pass Thru	7.000	09-15-28	154	177
30 Yr Pass Thru	7.000	10-15-28	3,116	3,622
30 Yr Pass Thru	7.000	11-15-28	407	473
30 Yr Pass Thru	7.000	11-15-28	1,183	1,376
30 Yr Pass Thru	7.000	11-20-28	1,159	1,350
30 Yr Pass Thru	7.000	01-15-29	955	1,118
30 Yr Pass Thru	7.000	03-15-29	141	161
30 Yr Pass Thru	7.000	03-15-29	535	627
30 Yr Pass Thru	7.000	04-15-29	1,204	1,397
30 Yr Pass Thru	7.000	05-15-29	196	229
30 Yr Pass Thru	7.000	06-20-29	632	736
30 Yr Pass Thru	7.000	07-15-29	331	385
30 Yr Pass Thru	7.000	07-15-29	944	1,096
30 Yr Pass Thru	7.000	08-15-29	8,219	9,621
30 Yr Pass Thru	7.000	08-15-29	15,922	18,628
30 Yr Pass Thru	7.000	08-20-29	3,988	4,660
30 Yr Pass Thru	7.000	09-20-29	29,654	34,674
30 Yr Pass Thru	7.000	10-20-29	895	1,044
30 Yr Pass Thru	7.000	08-20-30	1,061	1,252
30 Yr Pass Thru	7.000	10-20-30	3,409	4,003
30 Yr Pass Thru	7.000	02-20-31	625	733
30 Yr Pass Thru	7.000	04-15-31	459	539
30 Yr Pass Thru	7.000	04-15-31	567	663
30 Yr Pass Thru	7.000	04-20-31	1,492	1,753
30 Yr Pass Thru	7.000	05-20-31	1,024	1,198
30 Yr Pass Thru	7.000	06-15-31	15,779	18,491
30 Yr Pass Thru	7.000	07-15-31	77,647	91,220
30 Yr Pass Thru	7.000	07-15-31	385	451
30 Yr Pass Thru	7.000	07-20-31	886	1,036
30 Yr Pass Thru	7.000	08-15-31	492	575
30 Yr Pass Thru	7.000	08-15-31	246	289
30 Yr Pass Thru	7.000	08-15-31	372	436
30 Yr Pass Thru	7.000	09-15-31	789	929
30 Yr Pass Thru	7.000	09-15-31	826	969
30 Yr Pass Thru	7.000	09-15-31	1,723	2,024
30 Yr Pass Thru	7.000	11-15-31	201	222
30 Yr Pass Thru	7.000	11-15-31	720	847
30 Yr Pass Thru	7.000	12-15-31	642	754
30 Yr Pass Thru	7.000	12-15-31	385	440
30 Yr Pass Thru	7.000	02-15-32	477	562

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       19

	Rate (%)		Maturity date	Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000		05-15-32	410		$484
30 Yr Pass Thru	7.000		07-15-32	272		320
30 Yr Pass Thru	7.000		08-15-32	708		830
30 Yr Pass Thru	7.000		12-20-32	42,100		48,112
30 Yr Pass Thru	7.000		01-20-34	637		745
30 Yr Pass Thru	9.250		11-15-19	367		397
30 Yr Pass Thru	9.250		12-15-19	292		318
30 Yr Pass Thru	9.750		07-15-17	17		17
30 Yr Pass Thru	9.750		02-15-21	991		1,111
30 Yr Pass Thru	10.250		11-15-20	957		1,074
Foreign government obligations 13.2%						$123,256,472
(Cost $123,822,245)
Albania 0.0%						233,598
Republic of Albania	5.750		11-12-20	EUR	200,000	233,598
Argentina 0.4%						3,761,611
Provincia de Buenos Aires (S)	7.875		06-15-27		150,000	149,955
Provincia de Buenos Aires (S)	9.125		03-16-24		150,000	165,750
Provincia de Buenos Aires	9.950		06-09-21		150,000	169,875
Republic of Argentina (S)	5.625		01-26-22		40,000	40,400
Republic of Argentina (P)	5.830		12-31-33	ARS	340,000	166,100
Republic of Argentina (S)	6.875		04-22-21		875,000	933,625
Republic of Argentina (S)	6.875		01-26-27		295,000	294,646
Republic of Argentina	7.500		04-22-26		700,000	731,500
Republic of Argentina	7.820		12-31-38		165,000	103,950
Republic of Argentina	8.280		12-31-33		511,744	546,287
Republic of Argentina	8.750		05-07-24		130,414	154,345
Republic of Argentina (P)	22.806		03-01-18	ARS	1,000,000	67,528
Republic of Argentina, GDP-Linked Note (I)	4.502	*	12-15-35		2,425,000	237,650
Australia 0.2%						1,931,574
Commonwealth of Australia	3.000		03-21-47	AUD	1,120,000	746,511
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,070,000	885,506
New South Wales Treasury Corp.	4.000		05-20-26	AUD	360,000	299,557
Austria 0.0%						226,971
Republic of Austria (S)	3.800		01-26-62	EUR	125,000	226,971
Belgium 0.2%						1,809,946
Kingdom of Belgium	4.000		03-28-22	EUR	639,000	826,312
Kingdom of Belgium (S)	4.250		03-28-41	EUR	335,000	558,723
Kingdom of Belgium (S)	4.500		03-28-26	EUR	205,000	295,404
Kingdom of Belgium (S)	5.000		03-28-35	EUR	75,000	129,507
Bermuda 0.0%						314,342
Government of Bermuda (S)	4.138		01-03-23		200,000	205,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       20

	Rate (%)	Maturity date	Par value^		Value
Bermuda (continued)
Government of Bermuda (S)	5.603	07-20-20		100,000	$109,092
Brazil 1.0%					9,143,323
Federative Republic of Brazil	4.250	01-07-25		235,000	230,770
Federative Republic of Brazil	5.000	01-27-45		200,000	174,500
Federative Republic of Brazil	5.625	01-07-41		1,340,000	1,279,700
Federative Republic of Brazil	6.000	05-15-21	BRL	230,000	228,445
Federative Republic of Brazil	6.000	04-07-26		500,000	541,000
Federative Republic of Brazil	6.000	05-15-45	BRL	69,000	74,366
Federative Republic of Brazil	8.250	01-20-34		90,000	110,250
Federative Republic of Brazil	10.000	01-01-18	BRL	2,419,000	788,334
Federative Republic of Brazil	10.000	01-01-21	BRL	9,016,000	2,939,822
Federative Republic of Brazil	10.000	01-01-23	BRL	250,000	80,899
Federative Republic of Brazil	10.000	01-01-25	BRL	646,000	208,923
Federative Republic of Brazil	10.000	01-01-27	BRL	7,735,000	2,486,314
Canada 0.3%					2,734,043
Government of Canada	3.500	12-01-45	CAD	213,000	197,478
Province of Manitoba	1.300	04-03-17		380,000	380,076
Province of Manitoba	3.050	05-14-24		60,000	61,459
Province of Ontario	1.200	02-14-18		125,000	124,826
Province of Ontario	2.500	09-10-21		560,000	565,454
Province of Ontario	2.600	06-02-25	CAD	175,000	134,979
Province of Ontario	2.850	06-02-23	CAD	520,000	412,590
Province of Ontario	3.500	06-02-43	CAD	99,000	77,536
Province of Ontario	4.000	06-02-21	CAD	360,000	298,389
Province of Quebec	3.500	12-01-22	CAD	155,000	127,369
Province of Quebec	5.000	12-01-38	CAD	370,000	353,887
Chile 0.1%					540,148
Republic of Chile	4.500	02-28-21	CLP	50,000,000	79,330
Republic of Chile	4.500	03-01-26	CLP	285,000,000	460,818
Colombia 0.3%					2,625,980
Republic of Colombia	5.000	06-15-45		650,000	646,100
Republic of Colombia	5.625	02-26-44		200,000	216,100
Republic of Colombia	6.000	04-28-28	COP	1,878,400,000	586,509
Republic of Colombia	6.125	01-18-41		125,000	141,094
Republic of Colombia	7.500	08-26-26	COP	2,867,600,000	1,009,223
Republic of Colombia	10.000	07-24-24	COP	66,600,000	26,954
Croatia 0.1%					891,252
Republic of Croatia	3.000	03-11-25	EUR	450,000	485,207
Republic of Croatia	5.500	04-04-23		225,000	241,655
Republic of Croatia	6.625	07-14-20		150,000	164,390

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       21

	Rate (%)	Maturity date	Par value^		Value
Cyprus 0.1%					$1,228,595
Republic of Cyprus	3.750	07-26-23	EUR	450,000	493,382
Republic of Cyprus	3.875	05-06-22	EUR	384,000	427,644
Republic of Cyprus	4.250	11-04-25	EUR	272,000	307,569
Czech Republic 0.1%					645,731
Czech Republic	3.625	04-14-21	EUR	286,000	348,130
Czech Republic	3.875	05-24-22	EUR	235,000	297,601
Denmark 0.0%					194,538
Kingdom of Denmark	1.750	11-15-25	DKK	945,000	152,786
Kingdom of Denmark	4.500	11-15-39	DKK	171,000	41,752
Dominican Republic 0.1%					1,309,172
Government of Dominican Republic (S)	6.850	01-27-45		110,000	113,575
Government of Dominican Republic	6.850	01-27-45		840,000	867,300
Government of Dominican Republic	6.875	01-29-26		100,000	109,797
Government of Dominican Republic	7.450	04-30-44		200,000	218,500
Egypt 0.2%					1,648,674
Arab Republic of Egypt	5.875	06-11-25		200,000	195,775
Arab Republic of Egypt	6.875	04-30-40		100,000	94,417
Arab Republic of Egypt (S)	7.500	01-31-27		660,000	702,075
Arab Republic of Egypt (S)	8.500	01-31-47		605,000	656,407
El Salvador 0.1%					660,346
Republic of El Salvador (S)	6.375	01-18-27		460,000	411,700
Republic of El Salvador (S)	8.625	02-28-29		245,000	248,646
France 0.0%					358,621
Government of France (S)	1.250	05-25-36	EUR	62,000	62,245
Government of France	1.750	11-25-24	EUR	157,000	182,145
Government of France	4.000	10-25-38	EUR	75,000	114,231
Germany 0.1%					1,168,633
Federal Republic of Germany	0.250	02-15-27	EUR	610,000	648,927
Federal Republic of Germany	2.500	07-04-44	EUR	359,000	519,706
Ghana 0.1%					917,297
Republic of Ghana	7.875	08-07-23		300,000	290,211
Republic of Ghana	9.250	09-15-22		400,000	417,706
Republic of Ghana (S)	9.250	09-15-22		200,000	209,380
Grenada 0.0%					55,226
Government of Grenada	7.000	05-12-30		104,200	55,226
Hungary 0.1%					1,263,097
Republic of Hungary	5.500	06-24-25	HUF	45,390,000	181,778
Republic of Hungary	6.000	11-24-23	HUF	31,310,000	130,319
Republic of Hungary	7.000	06-24-22	HUF	223,030,000	951,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       22

	Rate (%)	Maturity date	Par value^		Value
Iceland 0.0%					$283,034
Republic of Iceland	2.500	07-15-20	EUR	100,000	113,242
Republic of Iceland	5.875	05-11-22		150,000	169,792
India 0.1%					1,058,950
Republic of India	7.800	04-11-21	INR	30,000,000	466,815
Republic of India	8.120	12-10-20	INR	10,000,000	157,136
Republic of India	8.400	07-28-24	INR	9,000,000	144,504
Republic of India	8.600	06-02-28	INR	17,850,000	290,495
Indonesia 0.7%					6,916,354
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		850,000	875,500
Republic of Indonesia	3.375	04-15-23		450,000	448,929
Republic of Indonesia (S)	3.750	04-25-22		275,000	281,902
Republic of Indonesia (S)	3.750	06-14-28	EUR	192,000	216,672
Republic of Indonesia	3.750	06-14-28	EUR	230,000	259,555
Republic of Indonesia	4.625	04-15-43		420,000	423,024
Republic of Indonesia	5.250	01-17-42		300,000	319,029
Republic of Indonesia	5.625	05-15-23	IDR	7,650,000,000	522,215
Republic of Indonesia	6.125	05-15-28	IDR	6,100,000,000	399,379
Republic of Indonesia	8.250	07-15-21	IDR	4,900,000,000	380,171
Republic of Indonesia	8.250	06-15-32	IDR	3,095,000,000	234,909
Republic of Indonesia	8.250	05-15-36	IDR	6,365,000,000	483,643
Republic of Indonesia	8.375	03-15-24	IDR	4,950,000,000	389,735
Republic of Indonesia	8.375	09-15-26	IDR	3,000,000,000	238,792
Republic of Indonesia	8.500	10-12-35		100,000	144,891
Republic of Indonesia	8.750	05-15-31	IDR	4,315,000,000	345,077
Republic of Indonesia	9.500	07-15-31	IDR	1,400,000,000	117,205
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	389,917
Republic of Indonesia	10.000	09-15-24	IDR	5,240,000,000	445,809
Ireland 0.2%					1,950,606
Republic of Ireland	1.000	05-15-26	EUR	900,000	962,410
Republic of Ireland	4.500	10-18-18	EUR	66,000	75,591
Republic of Ireland	4.500	04-18-20	EUR	316,000	386,071
Republic of Ireland	5.400	03-13-25	EUR	363,000	526,534
Israel 0.2%					2,086,516
Government of Israel	1.500	01-18-27	EUR	230,000	244,751
Government of Israel	1.750	08-31-25	ILS	5,507,000	1,487,540
Government of Israel	4.625	03-18-20	EUR	294,000	354,225
Italy 0.5%					4,563,713
Republic of Italy (S)	3.250	09-01-46	EUR	734,000	791,487
Republic of Italy	3.500	12-01-18	EUR	746,000	837,400
Republic of Italy	4.250	09-01-19	EUR	376,000	437,087
Republic of Italy	4.250	03-01-20	EUR	320,000	378,106

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       23

	Rate (%)	Maturity date	Par value^		Value
Italy (continued)
Republic of Italy	4.500	02-01-20	EUR	314,000	$372,589
Republic of Italy	4.750	09-01-21	EUR	1,175,000	1,460,771
Republic of Italy	5.500	09-01-22	EUR	220,000	286,273
Ivory Coast 0.1%					764,524
Republic of Ivory Coast	5.375	07-23-24		330,000	318,855
Republic of Ivory Coast	5.750	12-31-32		475,300	445,669
Jamaica 0.2%					2,280,041
Government of Jamaica	6.750	04-28-28		715,000	801,279
Government of Jamaica	7.625	07-09-25		440,000	512,613
Government of Jamaica	7.875	07-28-45		200,000	229,250
Government of Jamaica	8.000	03-15-39		595,000	687,225
Government of Jamaica	8.500	11-16-21		47,619	49,674
Japan 1.2%					11,309,634
Government of Japan	0.100	04-15-18	JPY	21,000,000	187,728
Government of Japan	0.100	06-20-21	JPY	135,550,000	1,219,257
Government of Japan	0.400	03-20-25	JPY	76,250,000	701,276
Government of Japan	1.200	12-20-34	JPY	291,550,000	2,900,119
Government of Japan	1.400	09-20-34	JPY	158,850,000	1,628,158
Government of Japan	1.400	03-20-55	JPY	27,500,000	287,043
Government of Japan	1.700	09-20-44	JPY	84,950,000	932,979
Government of Japan	2.200	09-20-39	JPY	23,000,000	269,479
Government of Japan	2.500	09-20-37	JPY	101,000,000	1,219,436
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	14,420,000	134,002
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	65,024,000	605,123
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	51,294,000	480,318
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	79,341,000	744,716
Latvia 0.0%					150,723
Republic of Latvia	1.375	05-16-36	EUR	150,000	150,723
Lebanon 0.2%					1,422,965
Republic of Lebanon	5.450	11-28-19		330,000	334,125
Republic of Lebanon	5.800	04-14-20		350,000	352,884
Republic of Lebanon	6.375	03-09-20		230,000	238,050
Republic of Lebanon	6.650	04-22-24		200,000	201,581
Republic of Lebanon	8.250	04-12-21		270,000	296,325
Malaysia 0.6%					5,522,028
Government of Malaysia	3.418	08-15-22	MYR	229,000	50,380
Government of Malaysia	3.654	10-31-19	MYR	2,795,000	631,510
Government of Malaysia	3.795	09-30-22	MYR	3,709,000	831,677
Government of Malaysia	4.160	07-15-21	MYR	1,414,000	323,878
Government of Malaysia	4.232	06-30-31	MYR	1,247,000	272,653
Government of Malaysia	4.378	11-29-19	MYR	2,575,000	593,061

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       24

	Rate (%)	Maturity date	Par value^		Value
Malaysia (continued)
Government of Malaysia	4.390	07-07-23	MYR	3,820,000	$878,277
Government of Malaysia	4.392	04-15-26	MYR	1,735,000	396,502
Government of Malaysia	4.498	04-15-30	MYR	1,350,000	304,107
Government of Malaysia	4.736	03-15-46	MYR	4,690,000	1,063,954
Government of Malaysia	4.935	09-30-43	MYR	770,000	176,029
Mexico 0.7%					6,776,830
Government of Mexico	3.625	04-09-29	EUR	100,000	113,485
Government of Mexico	4.000	10-02-23		396,000	405,774
Government of Mexico	4.125	01-21-26		300,000	306,750
Government of Mexico	4.600	01-23-46		645,000	603,075
Government of Mexico	4.750	03-08-44		770,000	733,425
Government of Mexico	5.000	12-11-19	MXN	19,480,000	923,103
Government of Mexico	5.750	10-12-10		50,000	48,325
Government of Mexico	6.500	06-10-21	MXN	5,180,000	253,329
Government of Mexico	7.500	06-03-27	MXN	10,572,000	528,376
Government of Mexico	7.750	05-29-31	MXN	17,600,000	883,386
Government of Mexico	7.750	11-13-42	MXN	4,210,000	207,498
Government of Mexico	8.000	06-11-20	MXN	4,993,000	256,642
Government of Mexico	8.500	05-31-29	MXN	4,280,000	229,281
Government of Mexico	8.500	11-18-38	MXN	1,050,000	55,920
Government of Mexico	10.000	12-05-24	MXN	21,220,000	1,228,461
Morocco 0.1%					620,227
Kingdom of Morocco (S)	4.250	12-11-22		200,000	207,708
Kingdom of Morocco	4.500	10-05-20	EUR	350,000	412,519
Netherlands 0.1%					627,133
Kingdom of Netherlands	5.500	01-15-28	EUR	385,000	627,133
Norway 0.0%					142,992
Government of Norway (S)	3.000	03-14-24	NOK	714,000	94,430
Government of Norway (S)	4.250	05-19-17	NOK	404,000	48,562
Oman 0.1%					588,120
Sultanate of Oman (S)	4.750	06-15-26		600,000	588,120
Pakistan 0.1%					1,075,399
Islamic Republic of Pakistan	7.250	04-15-19		300,000	320,372
Islamic Republic of Pakistan	7.875	03-31-36		100,000	100,962
Islamic Republic of Pakistan	8.250	04-15-24		200,000	223,201
Islamic Republic of Pakistan (S)	8.250	09-30-25		200,000	225,765
The Third Pakistan International Sukuk Company, Ltd. (S)	5.500	10-13-21		200,000	205,099
Peru 0.1%					817,975
Republic of Peru (S)	5.700	08-12-24	PEN	581,000	177,640
Republic of Peru (S)	6.350	08-12-28	PEN	640,000	197,636

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       25

	Rate (%)	Maturity date	Par value^		Value
Peru (continued)
Republic of Peru	6.900	08-12-37	PEN	698,000	$223,542
Republic of Peru	8.200	08-12-26	PEN	620,000	219,157
Philippines 0.1%					619,038
Republic of Philippines	4.950	01-15-21	PHP	13,000,000	265,359
Republic of Philippines	6.250	01-14-36	PHP	16,000,000	353,679
Poland 0.4%					3,665,308
Republic of Poland	1.500	04-25-20	PLN	1,110,000	264,664
Republic of Poland	1.750	07-25-21	PLN	2,430,000	568,438
Republic of Poland	2.250	04-25-22	PLN	4,565,000	1,076,696
Republic of Poland	2.500	07-25-18	PLN	1,070,000	265,418
Republic of Poland	2.500	07-25-26	PLN	1,210,000	269,450
Republic of Poland	4.000	10-25-23	PLN	3,773,000	961,520
Republic of Poland	5.750	09-23-22	PLN	420,000	116,558
Republic of Poland	5.750	04-25-29	PLN	490,000	142,564
Portugal 0.0%					239,799
Republic of Portugal (S)	4.100	02-15-45	EUR	255,000	239,799
Romania 0.4%					3,503,402
Government of Romania	4.625	09-18-20	EUR	110,000	134,535
Government of Romania	4.750	02-24-25	RON	2,120,000	531,973
Government of Romania	4.875	11-07-19	EUR	225,000	268,462
Government of Romania	5.750	04-29-20	RON	1,020,000	264,136
Government of Romania	5.800	07-26-27	RON	2,830,000	757,721
Government of Romania	5.850	04-26-23	RON	4,570,000	1,219,042
Government of Romania	5.950	06-11-21	RON	1,240,000	327,533
Russia 0.4%					3,630,090
Government of Russia	4.500	04-04-22		400,000	424,964
Government of Russia	4.875	09-16-23		800,000	861,811
Government of Russia	7.050	01-19-28	RUB	33,570,000	528,811
Government of Russia	7.600	07-20-22	RUB	38,732,000	648,167
Government of Russia	8.150	02-03-27	RUB	62,902,000	1,082,380
Government of Russia	8.500	09-17-31	RUB	4,810,000	83,957
Serbia 0.3%					2,671,550
Republic of Serbia	4.875	02-25-20		800,000	826,282
Republic of Serbia	6.750	11-01-24		141,699	143,116
Republic of Serbia	7.250	09-28-21		1,500,000	1,702,152
Singapore 0.0%					309,516
Republic of Singapore	3.125	09-01-22	SGD	406,000	309,516
Slovenia 0.3%					2,317,675
Republic of Slovenia	1.500	03-25-35	EUR	140,000	132,764
Republic of Slovenia	2.125	07-28-25	EUR	345,000	397,041

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       26

	Rate (%)	Maturity date	Par value^		Value
Slovenia (continued)
Republic of Slovenia	2.250	03-03-32	EUR	610,000	$669,650
Republic of Slovenia	5.125	03-30-26	EUR	202,000	289,321
Republic of Slovenia	5.250	02-18-24		240,000	266,549
Republic of Slovenia	5.850	05-10-23		494,000	562,350
South Africa 0.6%					5,427,790
Republic of South Africa	4.665	01-17-24		500,000	515,625
Republic of South Africa	5.875	09-16-25		480,000	527,419
Republic of South Africa	6.500	02-28-41	ZAR	3,136,000	170,131
Republic of South Africa	6.750	03-31-21	ZAR	2,995,000	218,864
Republic of South Africa	7.000	02-28-31	ZAR	19,755,000	1,239,670
Republic of South Africa	7.250	01-15-20	ZAR	9,460,000	710,594
Republic of South Africa	7.750	02-28-23	ZAR	2,660,000	197,215
Republic of South Africa	8.000	01-31-30	ZAR	17,441,000	1,208,909
Republic of South Africa	8.750	02-28-48	ZAR	1,449,000	100,757
Republic of South Africa	10.500	12-21-26	ZAR	6,360,000	538,606
South Korea 0.2%					1,591,975
Republic of Korea	2.750	09-10-19	KRW	778,050,000	706,323
Republic of Korea	3.000	09-10-24	KRW	943,430,000	885,652
Sri Lanka 0.2%					1,989,289
Republic of Sri Lanka	5.750	01-18-22		300,000	310,968
Republic of Sri Lanka	6.125	06-03-25		200,000	201,582
Republic of Sri Lanka	6.250	07-27-21		900,000	956,186
Republic of Sri Lanka (S)	6.825	07-18-26		200,000	208,500
Republic of Sri Lanka	6.850	11-03-25		300,000	312,053
Sweden 0.1%					451,518
Kingdom of Sweden	3.500	03-30-39	SEK	175,000	26,518
Svensk Exportkredit AB	5.125	03-01-17		425,000	425,000
Thailand 0.2%					1,460,434
Kingdom of Thailand	1.250	03-12-28	THB	5,314,872	142,734
Kingdom of Thailand	1.875	06-17-22	THB	7,100,000	199,858
Kingdom of Thailand	3.775	06-25-32	THB	4,841,000	145,866
Kingdom of Thailand	3.850	12-12-25	THB	18,233,000	572,538
Kingdom of Thailand	4.750	12-20-24	THB	2,823,000	93,118
Kingdom of Thailand	4.875	06-22-29	THB	9,000,000	306,320
Turkey 0.6%					5,643,946
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	598,815
Republic of Turkey	3.250	03-23-23		300,000	272,880
Republic of Turkey	4.875	10-09-26		200,000	189,926
Republic of Turkey	5.125	03-25-22		850,000	860,172
Republic of Turkey	5.625	03-30-21		200,000	207,752
Republic of Turkey	6.000	01-14-41		400,000	385,054

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       27

	Rate (%)	Maturity date	Par value^		Value
Turkey (continued)
Republic of Turkey	6.250	09-26-22		1,550,000	$1,645,914
Republic of Turkey	6.875	03-17-36		230,000	244,682
Republic of Turkey	10.400	03-20-24	TRY	1,283,000	348,329
Republic of Turkey	10.500	01-15-20	TRY	35,000	9,602
Republic of Turkey	10.600	02-11-26	TRY	2,645,000	727,873
Republic of Turkey	11.875	01-15-30		100,000	152,947
Ukraine 0.3%					2,631,106
Republic of Ukraine (S)	7.750	09-01-20		820,000	813,850
Republic of Ukraine	7.750	09-01-20		200,000	198,500
Republic of Ukraine	7.750	09-01-21		200,000	196,040
Republic of Ukraine (S)	7.750	09-01-21		808,000	792,325
Republic of Ukraine (S)	7.750	09-01-23		314,000	300,655
Republic of Ukraine	7.750	09-01-23		150,000	143,625
Republic of Ukraine, GDP-Linked Note (P)(S)	0.000	05-31-40		611,000	186,111
United Kingdom 0.3%					2,893,621
Government of United Kingdom	1.500	07-22-26	GBP	60,000	77,242
Government of United Kingdom	3.500	01-22-45	GBP	382,000	651,728
Government of United Kingdom	4.250	12-07-46	GBP	1,109,000	2,164,651
Venezuela 0.0%					390,655
Republic of Venezuela	7.650	04-21-25		265,000	125,955
Republic of Venezuela	7.750	10-13-19		300,000	196,200
Republic of Venezuela	12.750	08-23-22		100,000	68,500
Vietnam 0.0%					407,758
Socialist Republic of Vietnam	4.800	11-19-24		200,000	203,879
Socialist Republic of Vietnam (S)	4.800	11-19-24		200,000	203,879
Zambia 0.1%					791,520
Republic of Zambia	5.375	09-20-22		400,000	372,000
Republic of Zambia	8.970	07-30-27		400,000	419,520
Corporate bonds 34.3%					$321,232,703
(Cost $316,148,322)
Consumer discretionary 5.9%					55,227,427
Auto components 0.2%
Avis Budget Car Rental LLC (S)	5.250	03-15-25		425,000	406,938
Delphi Automotive PLC	3.150	11-19-20		80,000	81,688
Delphi Corp.	4.150	03-15-24		120,000	125,335
GKN Holdings PLC	5.375	09-19-22	GBP	100,000	143,267
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	18,290
MPG Holdco I, Inc.	7.375	10-15-22		450,000	486,180
Nexteer Automotive Group, Ltd. (S)	5.875	11-15-21		275,000	286,000
The Goodyear Tire & Rubber Company	5.125	11-15-23		175,000	181,650
TI Group Automotive Systems LLC (S)	8.750	07-15-23		375,000	403,125

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       28

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Automobiles 0.2%
Ford Motor Credit Company LLC	1.684	09-08-17		205,000	$205,285
General Motors Company	3.500	10-02-18		160,000	163,666
General Motors Financial Company, Inc.	2.350	10-04-19		90,000	90,085
General Motors Financial Company, Inc.	3.500	07-10-19		300,000	308,420
General Motors Financial Company, Inc.	4.750	08-15-17		195,000	197,841
Hyundai Capital America (S)	1.750	09-27-19		65,000	63,880
Hyundai Capital America (S)	2.000	03-19-18		285,000	285,327
Hyundai Capital America (S)	2.000	07-01-19		35,000	34,695
Hyundai Capital America (S)	2.500	03-18-19		110,000	110,390
Hyundai Capital Services, Inc. (S)	3.500	09-13-17		200,000	201,777
Diversified consumer services 0.0%
Nord Anglia Education Finance LLC (S)	5.750	07-15-22	CHF	150,000	157,565
Hotels, restaurants and leisure 1.0%
24 Hour Holdings III LLC (S)	8.000	06-01-22		325,000	266,500
Boyd Gaming Corp.	6.375	04-01-26		275,000	297,344
Brinker International, Inc.	2.600	05-15-18		85,000	85,000
Carlson Travel, Inc. (P)(S)	4.750	06-15-23	EUR	100,000	107,804
Carlson Travel, Inc. (S)	6.750	12-15-23		200,000	209,500
Codere Finance 2 Luxembourg SA (S)	6.750	11-01-21	EUR	125,000	129,692
Codere Finance 2 Luxembourg SA (S)	7.625	11-01-21		200,000	190,600
Eldorado Resorts, Inc.	7.000	08-01-23		425,000	451,563
Great Canadian Gaming Corp. (S)	6.625	07-25-22	CAD	500,000	394,331
Hilton Domestic Operating Company, Inc. (S)	4.250	09-01-24		200,000	197,800
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	136,701
International Game Technology PLC (S)	6.250	02-15-22		600,000	648,000
International Game Technology PLC (S)	6.500	02-15-25		1,125,000	1,229,063
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000	06-01-24		125,000	128,325
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250	06-01-26		250,000	258,438
LTF Merger Sub, Inc. (S)	8.500	06-15-23		325,000	344,500
PF Chang's China Bistro, Inc. (S)	10.250	06-30-20		150,000	148,875
Playa Resorts Holding BV (S)	8.000	08-15-20		300,000	318,000
Sabre GLBL, Inc. (S)	5.375	04-15-23		100,000	101,750
Scientific Games International, Inc. (S)	7.000	01-01-22		185,000	196,794
Scientific Games International, Inc. (S)	7.000	01-01-22		225,000	239,063
Scientific Games International, Inc.	10.000	12-01-22		1,925,000	2,042,906
Seminole Hard Rock Entertainment, Inc. (S)	5.875	05-15-21		250,000	256,250
Shingle Springs Tribal Gaming Authority (S)	9.750	09-01-21		400,000	436,000
Silversea Cruise Finance, Ltd. (S)	7.250	02-01-25		85,000	88,613
Wyndham Worldwide Corp.	2.950	03-01-17		45,000	45,000
Wyndham Worldwide Corp.	4.250	03-01-22		180,000	187,495

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       29

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Household durables 0.3%
Bormioli Rocco Holdings SA	10.000	08-01-18	EUR	100,000	$109,235
LSF9 Balta Issuer SA	7.750	09-15-22	EUR	275,000	321,864
Mohawk Industries, Inc.	3.850	02-01-23		245,000	250,055
Newell Brands, Inc.	2.050	12-01-17		145,000	145,668
Newell Brands, Inc.	2.150	10-15-18		55,000	55,315
Newell Brands, Inc.	2.600	03-29-19		120,000	121,752
Newell Brands, Inc.	3.900	11-01-25		260,000	265,054
Newell Brands, Inc.	5.375	04-01-36		135,000	153,992
Newell Brands, Inc.	5.500	04-01-46		160,000	187,536
RSI Home Products, Inc. (S)	6.500	03-15-23		350,000	363,962
Shea Homes LP (S)	5.875	04-01-23		150,000	152,625
Taylor Morrison Communities, Inc. (S)	5.875	04-15-23		200,000	210,500
Tempur Sealy International, Inc.	5.625	10-15-23		225,000	227,250
Tupperware Brands Corp.	4.750	06-01-21		160,000	171,772
Whirlpool Corp.	1.650	11-01-17		75,000	75,125
William Lyon Homes, Inc. (S)	5.875	01-31-25		145,000	145,181
William Lyon Homes, Inc.	7.000	08-15-22		325,000	338,000
Internet and direct marketing retail 0.4%
Expedia, Inc.	2.500	06-03-22	EUR	100,000	111,802
Expedia, Inc.	4.500	08-15-24		165,000	172,179
Expedia, Inc.	5.000	02-15-26		690,000	727,292
JD.com, Inc.	3.125	04-29-21		210,000	208,589
QVC, Inc.	3.125	04-01-19		180,000	182,270
QVC, Inc.	4.375	03-15-23		775,000	782,384
The Priceline Group, Inc.	2.375	09-23-24	EUR	200,000	227,751
The Priceline Group, Inc.	3.600	06-01-26		455,000	456,823
The Priceline Group, Inc.	3.650	03-15-25		485,000	488,622
Leisure products 0.1%
ClubCorp Club Operations, Inc. (S)	8.250	12-15-23		365,000	395,569
GLP Capital LP	4.375	11-01-18		325,000	334,344
Intralot Capital Luxembourg SA	6.000	05-15-21	EUR	100,000	105,364
Intralot Capital Luxembourg SA (S)	6.750	09-15-21	EUR	175,000	188,283
Vista Outdoor, Inc.	5.875	10-01-23		175,000	173,688
Media 3.2%
21st Century Fox America, Inc.	8.250	08-10-18		145,000	157,830
Altice Financing SA (S)	6.500	01-15-22		225,000	235,406
Altice Financing SA (S)	7.500	05-15-26		700,000	751,625
Altice Finco SA (S)	8.125	01-15-24		600,000	643,500
Altice Luxembourg SA (S)	7.625	02-15-25		1,385,000	1,478,488
Altice Luxembourg SA (S)	7.750	05-15-22		1,225,000	1,303,094
AMC Entertainment Holdings, Inc.	5.750	06-15-25		500,000	518,125
AMC Entertainment Holdings, Inc. (S)	5.875	11-15-26		150,000	153,423

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       30

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
AMC Entertainment Holdings, Inc. (S)	6.375	11-15-24	GBP	100,000	$132,634
AMC Networks, Inc.	4.750	12-15-22		175,000	176,750
Arqiva Broadcast Finance PLC (S)	9.500	03-31-20	GBP	600,000	786,977
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	100,000	131,163
Block Communications, Inc. (S)	6.875	02-15-25		115,000	121,624
Cable One, Inc. (S)	5.750	06-15-22		150,000	156,750
CCO Holdings LLC (S)	5.500	05-01-26		400,000	424,500
CCO Holdings LLC	5.750	09-01-23		180,000	188,775
CCO Holdings LLC	5.750	01-15-24		700,000	734,125
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		700,000	709,662
Cequel Communications Holdings I LLC (S)	7.750	07-15-25		750,000	833,438
Charter Communications Operating LLC	3.579	07-23-20		150,000	154,200
Charter Communications Operating LLC	4.908	07-23-25		500,000	527,500
Charter Communications Operating LLC	6.384	10-23-35		45,000	51,438
Charter Communications Operating LLC	6.484	10-23-45		920,000	1,069,552
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		275,000	284,796
CSC Holdings LLC (S)	6.625	10-15-25		600,000	663,000
CSC Holdings LLC (S)	10.875	10-15-25		1,675,000	2,018,375
DISH DBS Corp.	7.750	07-01-26		670,000	787,250
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625	06-15-24		100,000	109,750
Entertainment One, Ltd. (S)	6.875	12-15-22	GBP	100,000	135,377
iHeartCommunications, Inc.	9.000	12-15-19		200,000	174,774
Lamar Media Corp.	5.875	02-01-22		275,000	283,663
LGE HoldCo VI BV (S)	7.125	05-15-24	EUR	325,000	392,760
MDC Partners, Inc. (S)	6.500	05-01-24		450,000	435,375
Nexstar Broadcasting, Inc. (S)	5.625	08-01-24		325,000	332,313
Numericable Group SA	5.625	05-15-24	EUR	100,000	112,555
Omnicom Group, Inc.	3.625	05-01-22		95,000	98,562
Omnicom Group, Inc.	3.650	11-01-24		550,000	561,201
Outfront Media Capital LLC	5.625	02-15-24		250,000	262,500
ProSiebenSat.1 Media AG	2.625	04-15-21	EUR	200,000	227,284
Sinclair Television Group, Inc. (S)	5.875	03-15-26		125,000	128,281
Sirius XM Radio, Inc. (S)	5.250	08-15-22		660,000	687,225
Sirius XM Radio, Inc. (S)	6.000	07-15-24		375,000	399,375
Sky PLC	1.875	11-24-23	EUR	200,000	223,679
Sky PLC (S)	3.750	09-16-24		295,000	298,128
The Interpublic Group of Companies, Inc.	2.250	11-15-17		260,000	260,755
The Interpublic Group of Companies, Inc.	3.750	02-15-23		65,000	65,715
The Interpublic Group of Companies, Inc.	4.000	03-15-22		125,000	130,121
The Interpublic Group of Companies, Inc.	4.200	04-15-24		845,000	874,950
Thomson Reuters Corp.	3.350	05-15-26		55,000	54,159
Thomson Reuters Corp.	3.850	09-29-24		200,000	205,082

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       31

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Time Warner Cable LLC	4.000	09-01-21		50,000	$51,863
Time Warner Cable LLC	5.000	02-01-20		120,000	128,000
Time Warner Cable LLC	5.850	05-01-17		50,000	50,367
Time Warner Cable LLC	6.550	05-01-37		240,000	277,339
Time Warner Cable LLC	6.750	07-01-18		25,000	26,540
Time Warner Cable LLC	6.750	06-15-39		365,000	433,905
Time Warner Cable LLC	7.300	07-01-38		330,000	412,785
Time Warner Cable LLC	8.250	04-01-19		385,000	430,440
Time Warner Cable LLC	8.750	02-14-19		25,000	28,084
Townsquare Media, Inc. (S)	6.500	04-01-23		400,000	392,500
Tribune Media Company	5.875	07-15-22		400,000	408,500
Unitymedia GmbH (S)	6.125	01-15-25		550,000	581,625
Unitymedia Hessen GmbH & Company KG (S)	4.000	01-15-25	EUR	100,000	111,717
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		500,000	513,750
Univision Communications, Inc. (S)	5.125	02-15-25		590,000	594,000
Virgin Media Finance PLC (S)	6.000	10-15-24		200,000	210,250
Virgin Media Finance PLC (S)	7.000	04-15-23	GBP	100,000	134,111
Virgin Media Secured Finance PLC (S)	5.250	01-15-26		200,000	202,250
Virgin Media Secured Finance PLC (S)	5.500	08-15-26		600,000	614,934
Virgin Media Secured Finance PLC	6.250	03-28-29	GBP	150,000	202,181
VTR Finance BV (S)	6.875	01-15-24		825,000	874,500
WideOpenWest Finance LLC	10.250	07-15-19		375,000	395,625
WPP Finance 2010	3.625	09-07-22		180,000	184,015
WPP Finance 2010	3.750	09-19-24		315,000	319,560
WPP PLC	6.000	04-04-17	GBP	50,000	62,334
Ziggo Bond Finance BV (S)	4.625	01-15-25	EUR	100,000	112,296
Ziggo Bond Finance BV (S)	6.000	01-15-27		325,000	326,219
Multiline retail 0.1%
Dollar General Corp.	4.125	07-15-17		240,000	242,416
Dollar Tree, Inc.	5.250	03-01-20		25,000	25,713
Dollar Tree, Inc.	5.750	03-01-23		235,000	248,513
JC Penney Corp., Inc. (S)	5.875	07-01-23		353,000	353,662
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	139,858
Next PLC	4.375	10-02-26	GBP	150,000	205,308
Specialty retail 0.3%
AutoZone, Inc.	1.625	04-21-19		20,000	19,844
Group 1 Automotive, Inc.	5.000	06-01-22		175,000	180,250
Group 1 Automotive, Inc. (S)	5.250	12-15-23		125,000	128,438
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19		400,000	379,000
Jo-Ann Stores LLC (S)	8.125	03-15-19		129,000	128,839
New Look Secured Issuer PLC (S)	6.500	07-01-22	GBP	425,000	462,339

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       32

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
O'Reilly Automotive, Inc.	3.550	03-15-26		155,000	$154,527
O'Reilly Automotive, Inc.	3.800	09-01-22		25,000	25,975
O'Reilly Automotive, Inc.	3.850	06-15-23		85,000	88,243
O'Reilly Automotive, Inc.	4.875	01-14-21		350,000	377,229
Penske Automotive Group, Inc.	5.750	10-01-22		275,000	285,313
Sonic Automotive, Inc.	5.000	05-15-23		200,000	196,500
Sonic Automotive, Inc.	7.000	07-15-22		225,000	235,125
The Men's Wearhouse, Inc.	7.000	07-01-22		95,000	90,013
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250	10-15-19		250,000	260,328
Springs Industries, Inc.	6.250	06-01-21		325,000	335,563
Consumer staples 1.1%					10,676,207
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		730,000	802,046
Pernod-Ricard SA (S)	4.450	01-15-22		295,000	313,912
Food and staples retailing 0.2%
Albertsons Companies LLC (S)	5.750	03-15-25		225,000	225,422
Albertsons Companies LLC (S)	6.625	06-15-24		325,000	343,688
Cencosud SA	5.150	02-12-25		200,000	209,563
CVS Health Corp.	3.875	07-20-25		280,000	289,141
CVS Health Corp.	5.125	07-20-45		230,000	256,378
Delhaize Group SA	6.500	06-15-17		135,000	136,748
New Albertsons, Inc.	7.450	08-01-29		175,000	171,938
New Albertsons, Inc.	8.000	05-01-31		100,000	99,250
Rite Aid Corp. (S)	6.125	04-01-23		180,000	190,737
Russian Agricultural Bank OJSC	8.500	10-16-23		200,000	224,877
Tesco PLC	6.125	02-24-22	GBP	50,000	71,679
Walgreens Boots Alliance, Inc.	1.750	05-30-18		75,000	75,134
Food products 0.4%
Agrokor DD	9.125	02-01-20	EUR	200,000	148,306
Bunge Finance Europe BV	1.850	06-16-23	EUR	100,000	110,635
Bunge, Ltd. Finance Corp.	3.200	06-15-17		195,000	196,036
Bunge, Ltd. Finance Corp.	3.250	08-15-26		230,000	222,393
Bunge, Ltd. Finance Corp.	3.500	11-24-20		301,000	306,379
Bunge, Ltd. Finance Corp.	8.500	06-15-19		10,000	11,394
Danone SA (S)	2.589	11-02-23		480,000	465,468
Dean Foods Company (S)	6.500	03-15-23		350,000	364,875
Kernel Holding SA (S)	8.750	01-31-22		200,000	206,371
Lamb Weston Holdings, Inc. (S)	4.625	11-01-24		225,000	228,938
Marfrig Holdings Europe BV	8.000	06-08-23		200,000	209,768
Mead Johnson Nutrition Company	4.125	11-15-25		130,000	137,167
Minerva Luxembourg SA (S)	7.750	01-31-23		400,000	423,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

	Rate (%)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Minerva Luxembourg SA	7.750	01-31-23		200,000	$211,750
Mriya Agro Holding PLC (H)	9.450	04-19-18		200,000	13,750
Mriya Agro Holding PLC (H)(S)	9.450	04-19-18		300,000	20,625
Mriya Agro Holding PLC	12.000	12-31-18		200,000	200,000
Post Holdings, Inc. (S)	5.500	03-01-25		155,000	158,100
Post Holdings, Inc. (S)	5.750	03-01-27		155,000	156,841
Post Holdings, Inc. (S)	8.000	07-15-25		225,000	253,688
Household products 0.1%
Central Garden & Pet Company	6.125	11-15-23		150,000	160,125
Energizer Holdings, Inc. (S)	5.500	06-15-25		300,000	310,500
HRG Group, Inc.	7.875	07-15-19		300,000	311,625
Personal products 0.1%
Avon International Operations, Inc. (S)	7.875	08-15-22		225,000	239,319
Kirk Beauty One GmbH (S)	8.750	07-15-23	EUR	200,000	234,761
Tobacco 0.2%
Imperial Tobacco Finance PLC (S)	2.050	02-11-18		200,000	200,486
Imperial Tobacco Finance PLC (S)	4.250	07-21-25		790,000	820,249
Reynolds American, Inc.	2.300	06-12-18		90,000	90,611
Reynolds American, Inc.	4.000	06-12-22		200,000	210,128
Reynolds American, Inc.	4.450	06-12-25		440,000	465,197
Reynolds American, Inc.	5.850	08-15-45		120,000	142,723
Reynolds American, Inc.	8.125	06-23-19		30,000	33,986
Energy 5.9%					55,390,230
Energy equipment and services 0.4%
Antero Midstream Partners LP (S)	5.375	09-15-24		230,000	233,450
Archrock Partners LP	6.000	04-01-21		250,000	250,000
Archrock Partners LP	6.000	10-01-22		251,000	250,373
Atwood Oceanics, Inc.	6.500	02-01-20		245,000	221,113
Cameron International Corp.	1.400	06-15-17		125,000	125,041
Commonwealth Edison Company	4.350	11-15-45		275,000	290,459
Ensco PLC	5.750	10-01-44		295,000	230,100
Ensco PLC (S)	8.000	01-31-24		570,000	584,250
Nabors Industries, Inc.	4.625	09-15-21		90,000	91,575
Rowan Companies, Inc.	4.875	06-01-22		175,000	167,125
Rowan Companies, Inc.	7.375	06-15-25		326,000	338,225
SESI LLC	6.375	05-01-19		50,000	50,188
SESI LLC	7.125	12-15-21		155,000	159,263
Transocean, Inc.	6.500	11-15-20		50,000	51,000
Transocean, Inc.	6.800	03-15-38		575,000	462,875
Transocean, Inc. (S)	9.000	07-15-23		620,000	669,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 5.5%
Alberta Energy Company, Ltd.	7.375	11-01-31	715,000	$868,962
Alberta Energy Company, Ltd.	8.125	09-15-30	75,000	95,750
APT Pipelines, Ltd. (S)	3.875	10-11-22	140,000	142,260
Boardwalk Pipelines LP	4.450	07-15-27	115,000	117,895
Boardwalk Pipelines LP	4.950	12-15-24	115,000	121,198
Boardwalk Pipelines LP	5.950	06-01-26	390,000	441,828
Calumet Specialty Products Partners LP (S)	11.500	01-15-21	155,000	179,413
Canadian Natural Resources, Ltd.	1.750	01-15-18	45,000	45,021
Canadian Natural Resources, Ltd.	5.700	05-15-17	105,000	105,910
Cheniere Corpus Christi Holdings LLC (S)	5.875	03-31-25	225,000	238,500
Cheniere Corpus Christi Holdings LLC (S)	7.000	06-30-24	450,000	504,000
Chesapeake Energy Corp.	6.125	02-15-21	175,000	169,313
Chesapeake Energy Corp. (S)	8.000	12-15-22	360,000	380,700
Chesapeake Energy Corp. (S)	8.000	01-15-25	200,000	198,750
China Shenhua Overseas Capital Company, Ltd.	2.500	01-20-18	200,000	200,551
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	237,061
CNOOC Nexen Finance 2014 ULC	1.625	04-30-17	200,000	199,973
Columbia Pipeline Group, Inc.	2.450	06-01-18	60,000	60,325
Columbia Pipeline Group, Inc.	4.500	06-01-25	170,000	180,435
Comstock Resources, Inc., PIK	10.000	03-15-20	310,000	320,850
ConocoPhillips	1.050	12-15-17	55,000	54,906
ConocoPhillips	5.200	05-15-18	10,000	10,422
CONSOL Energy, Inc.	8.000	04-01-23	125,000	130,313
Consolidated Energy Finance SA (S)	6.750	10-15-19	480,000	487,200
Continental Resources, Inc.	4.900	06-01-44	435,000	381,713
Continental Resources, Inc.	5.000	09-15-22	150,000	153,000
Cosan Luxembourg SA	7.000	01-20-27	200,000	209,440
Cosan Luxembourg SA (S)	7.000	01-20-27	400,000	418,880
Crestwood Midstream Partners LP	6.250	04-01-23	450,000	466,875
CrownRock LP (S)	7.125	04-15-21	241,000	250,640
CrownRock LP (S)	7.750	02-15-23	675,000	727,313
DCP Midstream LLC (S)	6.450	11-03-36	150,000	154,125
DCP Midstream LLC	8.125	08-16-30	75,000	87,750
DCP Midstream Operating LP	2.500	12-01-17	255,000	255,000
DCP Midstream Operating LP (S)	9.750	03-15-19	175,000	197,313
Enbridge Energy Partners LP	5.875	10-15-25	15,000	16,985
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	235,000	238,525
Encana Corp.	6.500	05-15-19	15,000	16,252
Encana Corp.	7.200	11-01-31	315,000	377,987
Energy Transfer Equity LP	5.500	06-01-27	330,000	349,388

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Equity LP	5.875	01-15-24	200,000	$215,000
Energy Transfer Partners LP	6.700	07-01-18	85,000	90,023
Enterprise Products Operating LLC	2.550	10-15-19	65,000	65,756
Enterprise Products Operating LLC	3.950	02-15-27	620,000	638,728
Enterprise Products Operating LLC	7.550	04-15-38	65,000	86,619
EOG Resources, Inc.	4.150	01-15-26	285,000	299,895
EP Energy LLC (S)	8.000	11-29-24	100,000	106,000
EP Energy LLC (S)	8.000	02-15-25	285,000	277,875
EP Energy LLC	9.375	05-01-20	70,000	68,425
Exxon Mobil Corp. (P)	1.470	03-06-22	355,000	355,539
Gazprom OAO	4.950	07-19-22	200,000	207,609
Gazprom OAO	7.288	08-16-37	170,000	198,880
Gibson Energy, Inc. (S)	6.750	07-15-21	275,000	285,313
Gulfport Energy Corp. (S)	6.375	05-15-25	150,000	150,750
Gulfport Energy Corp.	6.625	05-01-23	335,000	340,863
Hess Corp.	4.300	04-01-27	245,000	245,044
Hess Corp.	5.800	04-01-47	65,000	69,104
Hess Corp.	7.125	03-15-33	35,000	40,919
Hess Corp.	7.300	08-15-31	200,000	235,266
Hess Corp.	7.875	10-01-29	750,000	921,977
KazMunayGas National Company JSC	5.750	04-30-43	450,000	447,570
Kinder Morgan Energy Partners LP	5.950	02-15-18	95,000	98,766
Kinder Morgan Finance Company LLC (S)	6.000	01-15-18	155,000	160,668
Kinder Morgan, Inc.	5.050	02-15-46	100,000	99,645
Kinder Morgan, Inc.	5.550	06-01-45	360,000	379,449
Kosmos Energy, Ltd. (S)	7.875	08-01-21	1,425,000	1,439,250
Magellan Midstream Partners LP	4.250	09-15-46	45,000	43,148
Marathon Oil Corp.	6.000	10-01-17	110,000	112,471
Matador Resources Company (S)	6.875	04-15-23	125,000	131,875
Matador Resources Company	6.875	04-15-23	675,000	712,125
MEG Energy Corp. (S)	6.500	01-15-25	140,000	136,850
MEG Energy Corp. (S)	7.000	03-31-24	275,000	247,500
Murphy Oil Corp.	3.500	12-01-17	255,000	257,168
NGL Energy Partners LP	5.125	07-15-19	220,000	220,550
NGL Energy Partners LP (S)	6.125	03-01-25	115,000	114,713
NGL Energy Partners LP (S)	7.500	11-01-23	400,000	421,000
Noble Holding International, Ltd.	7.200	04-01-25	125,000	121,094
Noble Holding International, Ltd.	7.750	01-15-24	480,000	466,800
NuStar Logistics LP	4.800	09-01-20	50,000	51,500
ONEOK Partners LP	3.200	09-15-18	15,000	15,287
Origin Energy Finance, Ltd. (S)	3.500	10-09-18	480,000	486,877
Pacific Exploration and Production Corp., PIK (S)	10.000	11-02-21	675,000	758,531

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       36

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pacific Exploration and Production Corp., PIK	10.000	11-02-21		140,000	$157,325
Paramount Resources, Ltd. (S)	6.875	06-30-23		125,000	132,219
Pertamina Persero PT	5.625	05-20-43		1,350,000	1,357,274
Pertamina Persero PT (S)	6.450	05-30-44		200,000	220,683
Petrobras Global Finance BV	6.125	01-17-22		165,000	169,538
Petrobras Global Finance BV	6.750	01-27-41		275,000	252,313
Petrobras Global Finance BV	6.850	06-05-15		552,000	478,861
Petrobras Global Finance BV	6.875	01-20-40		175,000	162,146
Petrobras Global Finance BV	7.375	01-17-27		250,000	261,500
Petrobras Global Finance BV	8.375	05-23-21		1,070,000	1,194,334
Petrobras Global Finance BV	8.750	05-23-26		1,630,000	1,853,310
Petroleos de Venezuela SA	5.250	04-12-17		737,300	706,739
Petroleos de Venezuela SA	5.375	04-12-27		1,250,000	460,875
Petroleos de Venezuela SA	6.000	05-16-24		990,000	393,525
Petroleos de Venezuela SA	6.000	11-15-26		100,000	37,750
Petroleos de Venezuela SA	8.500	11-02-17		928,900	808,050
Petroleos de Venezuela SA (S)	8.500	10-27-20		150,000	121,950
Petroleos de Venezuela SA	8.500	10-27-20		1,287,000	1,046,331
Petroleos de Venezuela SA	9.000	11-17-21		2,205,000	1,255,428
Petroleos de Venezuela SA	9.750	05-17-35		410,000	204,898
Petroleos de Venezuela SA	12.750	02-17-22		733,000	497,341
Petroleos Mexicanos	2.750	04-21-27	EUR	170,000	158,344
Petroleos Mexicanos	3.125	01-23-19		30,000	30,300
Petroleos Mexicanos	3.500	07-18-18		310,000	315,239
Petroleos Mexicanos	3.500	07-23-20		55,000	55,275
Petroleos Mexicanos	3.750	03-15-19	EUR	160,000	177,974
Petroleos Mexicanos (P)(S)	4.607	03-11-22		275,000	289,699
Petroleos Mexicanos	5.125	03-15-23	EUR	410,000	483,378
Petroleos Mexicanos (S)	5.375	03-13-22		55,000	57,544
Petroleos Mexicanos	5.500	02-24-25	EUR	61,000	72,341
Petroleos Mexicanos	5.625	01-23-46		1,425,000	1,238,040
Petroleos Mexicanos	6.375	02-04-21		350,000	380,100
Petroleos Mexicanos	6.375	01-23-45		200,000	190,300
Petroleos Mexicanos (S)	6.500	03-13-27		1,255,000	1,333,751
Petroleos Mexicanos	6.500	06-02-41		1,900,000	1,847,560
Petroleos Mexicanos	6.750	09-21-47		760,000	752,020
Petroleos Mexicanos	6.875	08-04-26		400,000	437,880
Petroleos Mexicanos (S)	7.190	09-12-24	MXN	1,201,000	51,366
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	42,769
Petroleos Mexicanos	7.470	11-12-26	MXN	4,230,000	176,935
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750	08-14-19		100,000	106,750
QEP Resources, Inc.	6.875	03-01-21		375,000	396,563

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       37

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	4.875	05-15-25		350,000	$331,625
Rockies Express Pipeline LLC (S)	6.000	01-15-19		100,000	105,000
Sabine Pass Liquefaction LLC (S)	4.200	03-15-28		485,000	484,530
Sabine Pass Liquefaction LLC (S)	5.000	03-15-27		615,000	650,990
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	110,714
Sabine Pass Liquefaction LLC (S)	5.875	06-30-26		100,000	111,988
Schlumberger Holdings Corp. (S)	3.625	12-21-22		520,000	540,481
Schlumberger Holdings Corp. (S)	4.000	12-21-25		385,000	405,364
Seven Generations Energy, Ltd. (S)	6.750	05-01-23		425,000	447,313
Shell International Finance BV	3.250	05-11-25		780,000	786,829
SM Energy Company	6.500	01-01-23		350,000	350,875
Southwestern Energy Company	7.500	02-01-18		9,000	9,336
Spectra Energy Partners LP	2.950	09-25-18		75,000	75,980
Spectra Energy Partners LP	3.375	10-15-26		436,000	420,763
Spectra Energy Partners LP	4.500	03-15-45		35,000	33,789
Sunoco LP	6.250	04-15-21		300,000	304,500
Sunoco LP	6.375	04-01-23		150,000	151,875
Tallgrass Energy Partners LP (S)	5.500	09-15-24		225,000	227,250
Targa Resources Partners LP	4.250	11-15-23		50,000	49,625
Targa Resources Partners LP (S)	5.125	02-01-25		575,000	598,000
Targa Resources Partners LP	5.250	05-01-23		50,000	51,625
Targa Resources Partners LP	6.750	03-15-24		350,000	382,375
Tesoro Logistics LP	5.250	01-15-25		200,000	210,750
Tesoro Logistics LP	6.125	10-15-21		75,000	78,281
TransCanada PipeLines, Ltd.	4.875	01-15-26		305,000	342,554
Transcanada Trust (5.300% to 3-15-47, then 3 month LIBOR +3.958%) (P)	5.300	03-15-77		305,000	308,657
Western Gas Partners LP	4.000	07-01-22		90,000	92,900
Western Gas Partners LP	5.450	04-01-44		195,000	206,759
Williams Partners LP	4.000	09-15-25		245,000	248,049
Williams Partners LP	4.500	11-15-23		60,000	63,053
Woodside Finance, Ltd. (S)	3.650	03-05-25		215,000	214,239
Woodside Finance, Ltd. (S)	3.700	09-15-26		307,000	303,338
YPF SA (S)	8.500	03-23-21		400,000	440,380
YPF SA (S)	8.750	04-04-24		20,000	21,994
YPF SA (P)(S)	23.854	07-07-20		65,000	72,150
Financials 7.0%					65,212,087
Banks 3.7%
Akbank TAS	7.500	02-05-18	TRY	700,000	183,106
Banca Monte dei Paschi di Siena SpA	3.500	03-20-17	EUR	200,000	212,238
Banco Bilbao Vizcaya Argentaria SA	3.000	10-20-20		405,000	409,772

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       38

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (Q)	7.000	02-19-19	EUR	400,000	$415,696
Banco de Bogota SA	6.250	05-12-26		200,000	209,700
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125	04-24-27		100,000	109,380
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (S)	8.250	07-19-26		400,000	431,240
Banco do Brasil SA (9.000% to 6-18-24, then 3 month LIBOR + 6.362%) (Q)	9.000	06-18-24		200,000	203,500
Banco Hipotecario SA	9.750	11-30-20		50,000	56,256
Banco Hipotecario SA (S)	9.750	11-30-20		50,000	56,256
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (S)	6.750	11-04-26		300,000	301,470
Banco Mercantil del Norte SA (5.750% to 10-4-26, then 5 Year CMT + 4.447%) (S)	5.750	10-04-31		250,000	243,750
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800	08-11-26		200,000	194,000
Banco Santander Chile (S)	3.875	09-20-22		150,000	155,160
Bank of America Corp.	1.700	08-25-17		15,000	15,025
Bank of America Corp. (P)	2.190	01-20-23		110,000	111,535
Bank of America Corp.	2.503	10-21-22		45,000	43,746
Bank of America Corp.	2.625	04-19-21		85,000	85,100
Bank of America Corp.	3.248	10-21-27		240,000	230,170
Bank of America Corp.	3.300	01-11-23		530,000	533,496
Bank of America Corp.	3.950	04-21-25		740,000	742,681
Bank of America Corp.	4.000	04-01-24		500,000	520,657
Bank of America Corp.	4.200	08-26-24		415,000	428,275
Bank of America Corp.	5.650	05-01-18		60,000	62,616
Bank of America Corp.	6.400	08-28-17		215,000	220,295
Bank of America Corp.	6.875	04-25-18		90,000	95,146
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%) (P)	3.824	01-20-28		665,000	669,624
Banque Federative du Credit Mutuel SA (S)	2.500	10-29-18		225,000	226,754
Barclays Bank PLC	5.140	10-14-20		375,000	400,262
Barclays Bank PLC (S)	6.050	12-04-17		105,000	108,184
Barclays PLC	3.684	01-10-23		295,000	297,433
Barclays PLC	5.200	05-12-26		235,000	243,241
BBVA Bancomer SA (S)	4.375	04-10-24		465,000	475,230
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	200,000	221,837
BPCE SA	2.500	12-10-18		250,000	251,950

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
BPCE SA (S)	4.500	03-15-25		200,000	$195,899
BPCE SA (S)	4.875	04-01-26		360,000	360,377
BPCE SA (S)	5.150	07-21-24		200,000	204,212
Citigroup, Inc.	1.700	04-27-18		40,000	39,988
Citigroup, Inc.	1.800	02-05-18		15,000	15,043
Citigroup, Inc. (P)	1.800	01-10-20		115,000	115,536
Citigroup, Inc.	1.850	11-24-17		140,000	140,500
Citigroup, Inc.	2.050	06-07-19		35,000	35,011
Citigroup, Inc. (P)	2.378	03-30-21		50,000	50,896
Citigroup, Inc.	2.900	12-08-21		105,000	105,360
Citigroup, Inc.	3.200	10-21-26		620,000	596,406
Citigroup, Inc.	4.450	09-29-27		465,000	476,091
Citigroup, Inc.	4.600	03-09-26		260,000	270,056
Citigroup, Inc.	6.250	09-02-19	GBP	45,000	62,931
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%) (P)	3.887	01-10-28		740,000	747,081
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		355,000	370,970
Citizens Bank NA	2.300	12-03-18		250,000	251,355
Credit Agricole SA (S)	2.750	06-10-20		335,000	336,413
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24		375,000	382,478
Development Bank of Kazakhstan JSC	4.125	12-10-22		200,000	197,721
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	161,464
Dexia Credit Local SA	2.125	02-12-25	GBP	200,000	255,738
Discover Bank	3.100	06-04-20		275,000	279,867
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	192,068
Erste Group Bank AG	7.125	10-10-22	EUR	200,000	267,774
European Investment Bank	1.250	05-12-25	SEK	5,000,000	560,435
European Investment Bank (S)	6.950	02-06-20	IDR	1,360,000,000	101,353
European Investment Bank	8.000	04-01-20	TRY	315,000	80,634
European Investment Bank	8.750	08-25-17	GBP	70,000	90,380
Export-Import Bank of Korea	2.000	04-30-20	EUR	100,000	112,518
Grupo Financiero Santander Mexico SAB de CV (8.500% to 1-20-22, then 5 Year U.S. Treasury Note + 6.472%) (Q)	8.500	01-20-22		200,000	200,416
Halyk Savings Bank of Kazakhstan JSC	7.250	01-28-21		200,000	216,213
Heta Asset Resolution AG	2.375	12-13-22	EUR	800,000	929,732
HSBC Bank PLC (P)(S)	1.679	05-15-18		215,000	215,632
HSBC Holdings PLC	2.650	01-05-22		200,000	197,112
HSBC Holdings PLC	2.950	05-25-21		225,000	226,508
HSBC Holdings PLC	5.750	12-20-27	GBP	55,000	82,624

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       40

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	100,000	$111,462
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375	03-30-25		200,000	205,000
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	203,312
Inter-American Development Bank	4.400	01-26-26	CAD	200,000	173,689
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	59,965
Intesa Sanpaolo SpA	3.625	12-05-22	EUR	100,000	125,819
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700	09-17-25		345,000	323,869
Islandsbanki HF	1.750	09-07-20	EUR	100,000	109,095
JPMorgan Chase & Co. (P)	2.273	10-24-23		1,045,000	1,068,387
JPMorgan Chase & Co.	2.950	10-01-26		355,000	339,639
JPMorgan Chase & Co.	3.250	09-23-22		160,000	163,228
JPMorgan Chase & Co.	3.300	04-01-26		135,000	133,307
JPMorgan Chase & Co.	3.900	07-15-25		80,000	83,175
JPMorgan Chase & Co.	4.500	01-24-22		333,000	359,817
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR +1.337%) (P)	3.782	02-01-28		845,000	858,545
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20		245,000	253,575
KFW	4.700	06-02-37	CAD	120,000	108,138
KFW	5.550	06-07-21	GBP	100,000	149,587
KFW	6.000	08-20-20	AUD	439,000	374,766
Landsbankinn HF	1.625	03-15-21	EUR	320,000	347,122
Landwirtschaftliche Rentenbank	2.250	07-23-21	CAD	280,000	216,081
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125	11-01-26		360,000	358,200
Mitsubishi UFJ Financial Group, Inc. (P)	1.970	02-22-22		65,000	65,164
National Savings Bank	8.875	09-18-18		200,000	214,260
Nordea Bank AB (S)	4.875	05-13-21		300,000	320,954
Nordea Hypotek AB	1.000	04-08-22	SEK	8,400,000	945,909
Realkredit Danmark A/S	2.000	01-01-19	DKK	2,550,000	379,102
Realkredit Danmark A/S	2.000	04-01-24	DKK	2,000,000	310,574
Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	266,411
Royal Bank of Scotland Group PLC	4.800	04-05-26		625,000	639,808
Santander UK Group Holdings PLC	2.875	10-16-20		330,000	330,776
Santander UK Group Holdings PLC	2.875	08-05-21		330,000	326,651
Santander UK Group Holdings PLC	3.125	01-08-21		260,000	261,687
Santander UK Group Holdings PLC	3.571	01-10-23		200,000	200,571
Sberbank of Russia	6.125	02-07-22		400,000	440,041
Societe Generale SA	5.400	01-30-18	GBP	25,000	32,255

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       41

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375	09-13-21		390,000	$394,875
Standard Chartered Bank	7.750	04-03-18	GBP	50,000	66,535
Standard Chartered PLC (S)	2.100	08-19-19		200,000	198,238
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	112,015
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (Q)(S)	7.500	04-02-22		620,000	638,228
SunTrust Banks, Inc.	2.350	11-01-18		105,000	105,859
Swedbank AB (S)	1.750	03-12-18		235,000	235,019
TC Ziraat Bankasi AS	4.750	04-29-21		500,000	487,992
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) (Q)	5.000	11-01-26		450,000	451,688
The Toronto-Dominion Bank (3.625% to 9-15-26, 5 Year U.S. Swap Rate + 2.205%)	3.625	09-15-31		135,000	132,989
Turkiye Garanti Bankasi AS	7.375	03-07-18	TRY	300,000	78,136
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	200,000	212,514
UniCredit SpA	2.000	03-04-23	EUR	100,000	108,168
UniCredit SpA	3.625	01-24-19	EUR	100,000	112,879
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (Q)	8.000	06-03-24		330,000	313,101
Vnesheconombank	6.800	11-22-25		200,000	223,311
Vnesheconombank	6.902	07-09-20		350,000	387,625
Wayne Merger Sub LLC (S)	8.250	08-01-23		600,000	633,000
Wells Fargo & Company (P)	2.153	01-24-23		155,000	157,096
Wells Fargo & Company	3.069	01-24-23		555,000	557,199
Capital markets 1.2%
Credit Suisse AG	1.375	05-26-17		250,000	250,208
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23		355,000	384,288
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	200,000	214,918
Credit Suisse Group Funding Guernsey, Ltd.	3.125	12-10-20		405,000	406,662
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	120,000	155,603
Garfunkelux Holdco 3 SA (S)	8.500	11-01-22	GBP	250,000	324,172
Morgan Stanley (P)	1.893	01-24-19		310,000	312,374
Morgan Stanley (P)	2.318	04-25-18		130,000	131,487
Morgan Stanley	2.625	11-17-21		1,140,000	1,130,800
Morgan Stanley	3.125	07-27-26		150,000	144,388

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       42

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	3.625	01-20-27		395,000	$393,498
Morgan Stanley	3.700	10-23-24		95,000	97,026
Morgan Stanley	3.750	02-25-23		660,000	681,995
Morgan Stanley	3.875	01-27-26		170,000	173,431
Morgan Stanley	4.350	09-08-26		815,000	838,612
Morgan Stanley	5.000	11-24-25		270,000	291,155
MSCI, Inc. (S)	5.250	11-15-24		200,000	211,000
S&P Global, Inc.	2.500	08-15-18		25,000	25,211
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	106,055
The Goldman Sachs Group, Inc. (P)	2.142	04-26-22		110,000	110,963
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	60,095
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	15,129
The Goldman Sachs Group, Inc. (P)	2.822	02-25-21		100,000	103,802
The Goldman Sachs Group, Inc.	3.000	04-26-22		410,000	409,773
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	746,391
The Goldman Sachs Group, Inc.	4.250	10-21-25		580,000	594,588
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	21,566
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	715,239
The Goldman Sachs Group, Inc.	6.150	04-01-18		260,000	272,324
The Goldman Sachs Group, Inc.	6.250	02-01-41		305,000	386,415
The Goldman Sachs Group, Inc.	6.750	10-01-37		435,000	545,206
UBS AG	1.375	04-16-21	EUR	166,000	185,629
UBS Group Funding Jersey, Ltd. (S)	4.125	09-24-25		870,000	886,828
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24		75,000	79,406
Ally Financial, Inc.	5.750	11-20-25		545,000	575,656
American Express Credit Corp.	2.200	03-03-20		110,000	109,886
American Greetings Corp. (S)	7.875	02-15-25		110,000	115,363
Capital One NA	1.850	09-13-19		265,000	263,153
Daimler Finance North America LLC (S)	1.650	05-18-18		150,000	149,780
Discover Financial Services	3.750	03-04-25		420,000	415,593
Discover Financial Services	3.950	11-06-24		190,000	191,128
Discover Financial Services	4.100	02-09-27		515,000	518,754
Discover Financial Services	6.450	06-12-17		265,000	268,440
Discover Financial Services	10.250	07-15-19		245,000	282,436
Navient Corp.	8.000	03-25-20		250,000	271,218
OneMain Financial Holdings LLC (S)	7.250	12-15-21		213,000	222,585
Santander Consumer Finance SA	0.900	02-18-20	EUR	300,000	323,667
Springleaf Finance Corp.	8.250	12-15-20		350,000	384,563
Trust F/1401	5.250	01-30-26		200,000	198,500
Diversified financial services 0.4%
AerCap Ireland Capital, Ltd.	3.500	05-26-22		300,000	304,758

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       43

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
AerCap Ireland Capital, Ltd.	3.950	02-01-22		695,000	$718,359
Cabot Financial Luxembourg SA (S)	7.500	10-01-23	GBP	150,000	191,023
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 5 Year U.S. Swap Rate + 4.513%) (Q)	5.750	05-30-19		200,000	204,676
GAIF Bond Issuer Pty, Ltd. (S)	3.400	09-30-26		125,000	121,122
GE Capital International Funding Company Unlimited Company	2.342	11-15-20		270,000	272,176
GE Capital International Funding Company Unlimited Company	4.418	11-15-35		822,000	879,974
GE Capital UK Funding Company	5.625	04-25-19	GBP	30,000	41,106
Globe Luxembourg SCA (S)	9.625	05-01-18		400,000	410,000
Leeds Building Society	2.625	04-01-21	EUR	150,000	168,814
Lincoln Finance, Ltd. (S)	6.875	04-15-21	EUR	100,000	114,415
Proven Honour Capital, Ltd.	4.125	05-19-25		500,000	508,454
RCI Banque SA	3.250	04-25-18	GBP	20,000	25,409
Insurance 1.1%
American International Group, Inc.	3.300	03-01-21		405,000	415,082
Aon PLC	2.800	03-15-21		340,000	340,663
Arch Capital Finance LLC	4.011	12-15-26		150,000	154,584
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875	05-22-38	EUR	50,000	57,046
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875	10-08-25	EUR	100,000	108,126
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250	04-16-40	EUR	50,000	59,015
Chubb INA Holdings, Inc.	4.350	11-03-45		125,000	133,758
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	61,298
CNA Financial Corp.	3.950	05-15-24		365,000	376,060
CNA Financial Corp.	5.875	08-15-20		430,000	478,662
CNA Financial Corp.	6.950	01-15-18		25,000	26,071
CNA Financial Corp.	7.350	11-15-19		35,000	39,559
CNO Financial Group, Inc.	4.500	05-30-20		150,000	155,625
CNO Financial Group, Inc.	5.250	05-30-25		325,000	334,750
Fidelity National Financial, Inc.	6.600	05-15-17		220,000	222,071
First American Financial Corp.	4.600	11-15-24		245,000	247,807
Hub Holdings LLC, PIK (S)	8.125	07-15-19		457,000	460,428
HUB International, Ltd. (S)	7.875	10-01-21		550,000	581,625
HUB International, Ltd. (S)	9.250	02-15-21		125,000	129,688
Liberty Mutual Group, Inc. (S)	4.850	08-01-44		845,000	863,005
Marsh & McLennan Companies, Inc.	3.300	03-14-23		115,000	117,238
Marsh & McLennan Companies, Inc.	3.500	03-10-25		215,000	218,162
Marsh & McLennan Companies, Inc.	4.350	01-30-47		70,000	71,524

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       44

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	5.250	06-29-20	GBP	50,000	$71,174
Metropolitan Life Global Funding I (S)	1.500	01-10-18		160,000	160,146
Metropolitan Life Global Funding I	3.500	09-30-26	GBP	100,000	142,039
Nationwide Building Society (S)	3.900	07-21-25		400,000	414,160
Nationwide Building Society (S)	4.000	09-14-26		250,000	240,761
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	130,000	142,859
Principal Financial Group, Inc.	4.300	11-15-46		150,000	151,488
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		670,000	680,050
Principal Life Global Funding II (S)	1.500	04-18-19		45,000	44,470
Provident Companies, Inc.	7.000	07-15-18		455,000	484,859
Reinsurance Group of America, Inc.	5.000	06-01-21		105,000	114,478
Reinsurance Group of America, Inc.	5.625	03-15-17		100,000	100,159
Reinsurance Group of America, Inc.	6.450	11-15-19		390,000	431,607
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%) (P)	5.125	10-10-45	GBP	100,000	132,919
Trinity Acquisition PLC	3.500	09-15-21		180,000	182,695
Unum Group	3.000	05-15-21		75,000	75,347
Unum Group	5.625	09-15-20		115,000	126,187
USI, Inc. (S)	7.750	01-15-21		550,000	561,688
Voya Financial, Inc.	2.900	02-15-18		135,000	136,514
XLIT, Ltd.	2.300	12-15-18		120,000	120,684
XLIT, Ltd.	5.250	12-15-43		105,000	112,605
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (S)	5.875	08-01-21		150,000	150,750
Quicken Loans, Inc. (S)	5.750	05-01-25		375,000	369,375
Health care 2.6%					24,708,702
Biotechnology 0.5%
AbbVie, Inc.	1.800	05-14-18		220,000	220,489
AbbVie, Inc.	4.450	05-14-46		340,000	328,600
Baxalta, Inc. (P)	1.776	06-22-18		30,000	30,032
Baxalta, Inc.	2.000	06-22-18		20,000	20,050
Baxalta, Inc.	4.000	06-23-25		260,000	265,197
Biogen, Inc.	2.900	09-15-20		135,000	137,692
Biogen, Inc.	3.625	09-15-22		230,000	237,875
Biogen, Inc.	4.050	09-15-25		280,000	289,407
Celgene Corp.	2.125	08-15-18		25,000	25,125
Celgene Corp.	2.300	08-15-18		20,000	20,124
Celgene Corp.	3.625	05-15-24		465,000	468,879
Celgene Corp.	3.875	08-15-25		675,000	690,105

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       45

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	3.650	03-01-26		410,000	$416,493
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		210,000	208,389
Shire Acquisitions Investments Ireland DAC	2.400	09-23-21		60,000	58,771
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		365,000	353,192
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		200,000	193,509
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		80,000	76,424
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		770,000	734,024
Health care equipment and supplies 0.3%
Abbott Laboratories	2.350	11-22-19		175,000	175,913
Abbott Laboratories	2.900	11-30-21		325,000	325,589
Abbott Laboratories	3.400	11-30-23		605,000	607,652
Abbott Laboratories	3.750	11-30-26		570,000	569,716
Danaher Corp.	4.375	09-15-45		245,000	262,226
Hill-Rom Holdings, Inc. (S)	5.750	09-01-23		125,000	130,625
Kinetic Concepts, Inc. (S)	12.500	11-01-21		75,000	84,188
Ortho-Clinical Diagnostics, Inc. (S)	6.625	05-15-22		200,000	178,500
Synlab Unsecured Bondco PLC (S)	8.250	07-01-23	EUR	125,000	145,863
Tenet Healthcare Corp. (P)	4.463	06-15-20		200,000	202,500
Health care providers and services 1.0%
Aetna, Inc.	1.900	06-07-19		150,000	151,155
Aetna, Inc.	3.200	06-15-26		235,000	237,017
Aetna, Inc.	4.250	06-15-36		140,000	141,658
Anthem, Inc.	2.300	07-15-18		85,000	85,552
Anthem, Inc.	3.500	08-15-24		390,000	392,161
Anthem, Inc.	4.650	01-15-43		120,000	124,616
Catholic Health Initiatives	1.600	11-01-17		25,000	25,014
Catholic Health Initiatives	2.600	08-01-18		120,000	121,256
Catholic Health Initiatives	2.950	11-01-22		85,000	83,398
Centene Corp.	6.125	02-15-24		175,000	189,875
Community Health Systems, Inc.	6.875	02-01-22		75,000	65,906
DaVita, Inc.	5.000	05-01-25		425,000	427,631
DaVita, Inc.	5.125	07-15-24		425,000	433,766
Express Scripts Holding Company	2.250	06-15-19		10,000	10,040
Express Scripts Holding Company	3.000	07-15-23		95,000	92,245
Express Scripts Holding Company	3.300	02-25-21		20,000	20,387
Express Scripts Holding Company	3.400	03-01-27		285,000	270,442
Express Scripts Holding Company	4.500	02-25-26		620,000	643,966
Express Scripts Holding Company	4.800	07-15-46		250,000	243,542
Fresenius Medical Care US Finance, Inc.	6.875	07-15-17		175,000	178,063
HCA, Inc.	5.000	03-15-24		525,000	553,219
HCA, Inc.	5.250	06-15-26		300,000	317,250
HCA, Inc.	5.375	02-01-25		200,000	209,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Holding Medi-Partenaires SAS	7.000	05-15-20	EUR	100,000	$111,207
Humana, Inc.	2.625	10-01-19		75,000	75,894
Humana, Inc.	3.150	12-01-22		281,000	282,589
Humana, Inc.	3.850	10-01-24		300,000	306,878
Humana, Inc.	4.950	10-01-44		830,000	883,726
IASIS Healthcare LLC	8.375	05-15-19		400,000	391,000
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	206,737
Medco Health Solutions, Inc.	4.125	09-15-20		60,000	62,920
Molina Healthcare, Inc.	5.375	11-15-22		225,000	232,875
MPH Acquisition Holdings LLC (S)	7.125	06-01-24		100,000	107,750
Surgery Center Holdings, Inc. (S)	8.875	04-15-21		225,000	240,750
Synlab Bondco PLC (S)	6.250	07-01-22	EUR	325,000	372,744
Tenet Healthcare Corp.	6.750	06-15-23		425,000	421,281
Tenet Healthcare Corp. (S)	7.500	01-01-22		200,000	216,500
Tenet Healthcare Corp.	8.125	04-01-22		450,000	472,500
UnitedHealth Group, Inc.	3.750	07-15-25		220,000	230,451
Voyage Care Bondco PLC	6.500	08-01-18	GBP	100,000	125,326
WellCare Health Plans, Inc.	5.750	11-15-20		50,000	51,631
Health care technology 0.0%
Change Healthcare Holdings LLC (S)	5.750	03-01-25		185,000	191,013
Life sciences tools and services 0.1%
Agilent Technologies, Inc.	3.200	10-01-22		90,000	90,994
Agilent Technologies, Inc.	3.875	07-15-23		190,000	197,612
Agilent Technologies, Inc.	6.500	11-01-17		35,000	35,971
Life Technologies Corp.	6.000	03-01-20		490,000	536,048
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	107,098
Thermo Fisher Scientific, Inc.	3.000	04-15-23		165,000	163,021
Pharmaceuticals 0.7%
Actavis Funding SCS	2.350	03-12-18		105,000	105,746
Actavis, Inc.	1.875	10-01-17		110,000	110,255
DPx Holdings BV (S)	7.500	02-01-22		275,000	291,672
Endo Finance LLC (S)	6.000	02-01-25		250,000	223,438
Perrigo Company PLC	2.300	11-08-18		400,000	400,646
Perrigo Finance Unlimited Company	4.375	03-15-26		285,000	290,902
Teva Pharmaceutical Finance Netherlands II BV	1.125	10-15-24	EUR	100,000	100,430
Teva Pharmaceutical Finance Netherlands III BV	1.400	07-20-18		115,000	114,231
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		95,000	93,749
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		275,000	264,777

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       47

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23	365,000	$344,818
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	795,000	735,807
Valeant Pharmaceuticals International, Inc. (S)	5.375	03-15-20	675,000	604,969
Valeant Pharmaceuticals International, Inc. (S)	6.375	10-15-20	1,415,000	1,287,650
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-18	260,000	256,100
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21	300,000	270,750
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	275,000	256,438
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	400,000	367,250
Industrials 2.3%				21,864,275
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750	12-15-20	250,000	219,375
Bombardier, Inc. (S)	8.750	12-01-21	525,000	581,438
Lockheed Martin Corp.	3.550	01-15-26	245,000	250,496
Lockheed Martin Corp.	3.600	03-01-35	80,000	77,218
Lockheed Martin Corp.	3.800	03-01-45	200,000	190,937
Lockheed Martin Corp.	4.500	05-15-36	535,000	574,756
StandardAero Aviation Holdings, Inc. (S)	10.000	07-15-23	545,000	580,425
Airlines 0.4%
Air Canada (S)	7.750	04-15-21	200,000	224,500
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21	68,592	71,165
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125	07-15-18	200,000	207,500
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	182,682	195,013
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24	61,602	61,602
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	120,048	117,347
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	199,815	200,914
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29	135,000	134,325
American Airlines 2017-1B Class B Pass Through Trust	4.950	08-15-26	250,000	255,625
American Airlines Group, Inc. (S)	5.500	10-01-19	325,000	337,188

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       48

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2009-2 Class A Pass Through Trust	7.250	05-10-21		23,507	$26,093
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25		128,299	133,110
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	02-10-24		70,394	81,399
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		17,251	19,149
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		31,274	32,681
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		31,214	32,931
Southwest Airlines Company	2.750	11-06-19		110,000	111,818
Southwest Airlines Company	3.000	11-15-26		395,000	375,708
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		266,866	274,205
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		470,198	480,190
United Continental Holdings, Inc.	6.375	06-01-18		325,000	340,438
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24		67,717	75,166
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		187,320	197,155
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		205,572	211,225
Building products 0.0%
Masonite International Corp. (S)	5.625	03-15-23		125,000	129,063
NCI Building Systems, Inc. (S)	8.250	01-15-23		150,000	163,125
Commercial services and supplies 0.3%
Advanced Disposal Services, Inc. (S)	5.625	11-15-24		150,000	153,375
Brambles USA, Inc. (S)	4.125	10-23-25		90,000	92,438
HPHT Finance 15, Ltd. (S)	2.250	03-17-18		600,000	599,352
Prime Security Services Borrower LLC (S)	9.250	05-15-23		570,000	624,863
Prosegur Cia de Seguridad SA	2.750	04-02-18	EUR	100,000	109,086
Red de Carreteras de Occidente SAPIB de CV (S)	9.000	06-10-28	MXN	2,000,000	93,323
The ADT Corp. (S)	4.875	07-15-32		100,000	80,500
The ADT Corp.	6.250	10-15-21		200,000	218,250
West Corp. (S)	5.375	07-15-22		500,000	480,250
Construction and engineering 0.1%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500	04-21-20		200,000	201,869
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950	08-01-19		200,000	204,363

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       49

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering (continued)
Heathrow Funding, Ltd. (S)	4.875	07-15-23		595,000	$638,123
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	224,524
Transurban Finance Company Pty, Ltd. (S)	3.375	03-22-27		105,000	100,954
Transurban Finance Company Pty, Ltd. (S)	4.125	02-02-26		50,000	51,438
Industrial conglomerates 0.2%
Alfa SAB de CV	6.875	03-25-44		200,000	200,100
Alfa SAB de CV (S)	6.875	03-25-44		200,000	200,100
Icahn Enterprises LP (S)	6.250	02-01-22		440,000	454,300
Nemak SAB de CV	5.500	02-28-23		200,000	204,000
Roper Industries, Inc.	1.850	11-15-17		100,000	100,183
Roper Technologies, Inc.	2.050	10-01-18		120,000	120,593
Roper Technologies, Inc.	2.800	12-15-21		120,000	120,303
Roper Technologies, Inc.	3.000	12-15-20		20,000	20,381
Roper Technologies, Inc.	3.800	12-15-26		150,000	151,604
Roper Technologies, Inc.	3.850	12-15-25		205,000	209,308
Russian Railways	5.700	04-05-22		400,000	430,775
Machinery 0.3%
Allison Transmission, Inc. (S)	5.000	10-01-24		175,000	178,063
BlueLine Rental Finance Corp. (S)	7.000	02-01-19		325,000	331,500
Case New Holland Industrial, Inc.	7.875	12-01-17		23,000	23,920
Fortive Corp. (S)	1.800	06-15-19		10,000	9,965
Gardner Denver, Inc. (S)	6.875	08-15-21		350,000	360,500
Grinding Media, Inc. (S)	7.375	12-15-23		375,000	401,250
Manitowoc Foodservice, Inc.	9.500	02-15-24		75,000	86,719
SIG Combibloc Holdings SCA (S)	7.750	02-15-23	EUR	300,000	342,449
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	232,570
Wabtec Corp. (S)	3.450	11-15-26		685,000	667,380
Professional services 0.0%
CEB, Inc. (S)	5.625	06-15-23		200,000	215,000
Road and rail 0.2%
Canadian National Railway Company	3.200	08-02-46		325,000	290,208
ERAC USA Finance LLC (S)	2.800	11-01-18		20,000	20,227
ERAC USA Finance LLC (S)	3.800	11-01-25		170,000	171,781
ERAC USA Finance LLC (S)	6.375	10-15-17		145,000	149,113
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	45,412
Kansas City Southern	2.350	05-15-20		200,000	197,789
Penske Truck Leasing Company LP (S)	2.500	06-15-19		115,000	115,464
Penske Truck Leasing Company LP (S)	2.875	07-17-18		75,000	75,977
Penske Truck Leasing Company LP (S)	3.375	03-15-18		50,000	50,843
Penske Truck Leasing Company LP (S)	3.750	05-11-17		25,000	25,115
The Hertz Corp.	6.250	10-15-22		40,000	38,450
The Hertz Corp.	7.375	01-15-21		25,000	25,063

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       50

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Road and rail (continued)
The Kenan Advantage Group, Inc. (S)	7.875	07-31-23		150,000	$155,250
Watco Companies LLC (S)	6.375	04-01-23		244,000	255,590
Trading companies and distributors 0.3%
Air Lease Corp.	2.125	01-15-18		35,000	35,117
Air Lease Corp.	2.125	01-15-20		95,000	93,966
American Builders & Contractors Supply Company, Inc. (S)	5.750	12-15-23		125,000	131,250
GATX Corp.	1.250	03-04-17		100,000	100,000
GATX Corp.	2.375	07-30-18		45,000	45,309
GATX Corp.	2.600	03-30-20		80,000	80,804
GATX Corp.	3.250	03-30-25		255,000	247,268
GATX Corp.	4.500	03-30-45		95,000	88,275
GATX Corp.	4.850	06-01-21		225,000	242,765
H&E Equipment Services, Inc.	7.000	09-01-22		200,000	210,500
Park Aerospace Holdings, Ltd. (S)	5.250	08-15-22		320,000	333,600
Park Aerospace Holdings, Ltd. (S)	5.500	02-15-24		185,000	193,362
Reliance Intermediate Holdings LP (S)	6.500	04-01-23		400,000	423,000
United Rentals North America, Inc.	5.500	05-15-27		200,000	204,412
United Rentals North America, Inc.	7.625	04-15-22		36,000	37,587
Univar USA, Inc. (S)	6.750	07-15-23		240,000	251,400
Transportation infrastructure 0.2%
Autoridad del Canal de Panama (S)	4.950	07-29-35		200,000	213,000
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	100,000	151,662
Burlington Northern Santa Fe LLC	4.150	04-01-45		155,000	157,818
Burlington Northern Santa Fe LLC	5.400	06-01-41		155,000	185,545
Delhi International Airport Pvt, Ltd. (S)	6.125	10-31-26		200,000	209,273
DP World, Ltd.	6.850	07-02-37		450,000	509,629
Rumo Luxembourg Sarl (S)	7.375	02-09-24		200,000	205,500
Information technology 2.1%					19,354,573
Communications equipment 0.2%
Brocade Communications Systems, Inc.	4.625	01-15-23		115,000	116,150
CommScope Technologies Finance LLC (S)	6.000	06-15-25		450,000	481,500
CommScope, Inc. (S)	4.375	06-15-20		50,000	51,313
Harris Corp.	1.999	04-27-18		120,000	120,256
Harris Corp.	2.700	04-27-20		45,000	45,367
Harris Corp.	3.832	04-27-25		155,000	159,302
Harris Corp.	4.854	04-27-35		190,000	205,131
Hughes Satellite Systems Corp. (S)	6.625	08-01-26		445,000	463,076
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	3.125	09-15-21		200,000	203,599
Arrow Electronics, Inc.	3.000	03-01-18		30,000	30,346
Arrow Electronics, Inc.	3.500	04-01-22		190,000	190,461

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       51

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc.	4.500	03-01-23	185,000	$191,661
Avnet, Inc.	4.625	04-15-26	105,000	106,792
Avnet, Inc.	4.875	12-01-22	205,000	216,529
CDW LLC	5.000	09-01-25	125,000	126,563
Keysight Technologies, Inc.	3.300	10-30-19	665,000	674,158
Zebra Technologies Corp.	7.250	10-15-22	350,000	378,637
Internet software and services 0.3%
Alibaba Group Holding, Ltd.	3.125	11-28-21	200,000	202,970
Alibaba Group Holding, Ltd.	3.600	11-28-24	675,000	683,344
Baidu, Inc.	2.750	06-09-19	200,000	202,148
Match Group, Inc.	6.375	06-01-24	175,000	189,000
Match Group, Inc.	6.750	12-15-22	292,000	308,060
Rackspace Hosting, Inc. (S)	8.625	11-15-24	150,000	158,063
Tencent Holdings, Ltd. (S)	2.000	05-02-17	200,000	200,062
Tencent Holdings, Ltd. (S)	2.875	02-11-20	255,000	257,322
Tencent Holdings, Ltd.	3.800	02-11-25	325,000	333,764
IT services 0.4%
Alliance Data Systems Corp. (S)	5.375	08-01-22	250,000	248,750
Alliance Data Systems Corp. (S)	5.875	11-01-21	290,000	300,150
Alliance Data Systems Corp. (S)	6.375	04-01-20	425,000	432,438
Fidelity National Information Services, Inc.	1.450	06-05-17	70,000	70,021
Fidelity National Information Services, Inc.	2.250	08-15-21	85,000	83,166
Fidelity National Information Services, Inc.	3.500	04-15-23	210,000	213,184
First Data Corp. (S)	5.375	08-15-23	375,000	390,000
First Data Corp. (S)	7.000	12-01-23	875,000	940,625
Lender Processing Services, Inc.	5.750	04-15-23	288,000	300,960
Visa, Inc.	4.150	12-14-35	520,000	552,050
Visa, Inc.	4.300	12-14-45	320,000	343,608
Xerox Corp.	2.950	03-15-17	45,000	45,029
Xerox Corp.	5.625	12-15-19	30,000	32,292
Semiconductors and semiconductor equipment 0.3%
Advanced Micro Devices, Inc.	7.000	07-01-24	775,000	827,561
Advanced Micro Devices, Inc.	7.500	08-15-22	50,000	56,000
Anstock II, Ltd.	2.125	07-24-17	200,000	200,055
Micron Technology, Inc. (S)	5.250	08-01-23	225,000	226,969
Microsemi Corp. (S)	9.125	04-15-23	325,000	374,563
NXP BV (S)	4.125	06-01-21	275,000	285,241
Sensata Technologies UK Financing Company PLC (S)	6.250	02-15-26	325,000	350,188
Software 0.2%
Microsoft Corp.	4.100	02-06-37	285,000	295,476
Microsoft Corp.	4.200	11-03-35	255,000	269,130

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       52

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
Software (continued)
RP Crown Parent LLC (S)	7.375	10-15-24		225,000	$236,250
Seagate HDD Cayman	3.750	11-15-18		45,000	46,384
SS&C Technologies Holdings, Inc.	5.875	07-15-23		175,000	185,063
Veritas US, Inc. (S)	7.500	02-01-23		600,000	636,000
Veritas US, Inc. (S)	10.500	02-01-24		600,000	648,000
Technology hardware, storage and peripherals 0.5%
Apple, Inc. (P)	1.538	02-09-22		150,000	150,755
Apple, Inc.	2.250	02-23-21		285,000	285,999
Apple, Inc.	2.500	02-09-22		330,000	331,070
Apple, Inc.	3.000	02-09-24		470,000	475,051
Apple, Inc.	3.050	07-31-29	GBP	100,000	136,612
Apple, Inc.	4.250	02-09-47		60,000	61,518
Diamond 1 Finance Corp. (S)	5.875	06-15-21		150,000	158,689
Diamond 1 Finance Corp. (S)	7.125	06-15-24		250,000	276,221
Harland Clarke Holdings Corp. (S)	6.875	03-01-20		150,000	151,500
Harland Clarke Holdings Corp. (S)	8.375	08-15-22		210,000	216,956
Hewlett Packard Enterprise Company	2.450	10-05-17		210,000	210,933
Hewlett Packard Enterprise Company	2.850	10-05-18		10,000	10,131
Western Digital Corp. (S)	7.375	04-01-23		545,000	596,067
Western Digital Corp.	10.500	04-01-24		1,205,000	1,408,344
Materials 2.7%					25,038,613
Chemicals 0.5%
Braskem America Finance Company	7.125	07-22-41		200,000	210,620
CF Industries, Inc.	5.375	03-15-44		315,000	279,563
CF Industries, Inc.	7.125	05-01-20		150,000	164,438
CVR Partners LP (S)	9.250	06-15-23		760,000	813,200
Ecolab, Inc.	2.700	11-01-26		95,000	91,412
Equate Petrochemical BV (S)	4.250	11-03-26		200,000	199,509
Huntsman International LLC	4.875	11-15-20		50,000	52,000
INEOS Group Holdings SA (S)	5.625	08-01-24		300,000	306,000
Kissner Holdings LP (S)	8.375	12-01-22		385,000	398,475
Koppers, Inc. (S)	6.000	02-15-25		95,000	98,800
LyondellBasell Industries NV	5.000	04-15-19		450,000	475,758
Platform Specialty Products Corp. (S)	6.500	02-01-22		200,000	209,000
Platform Specialty Products Corp. (S)	10.375	05-01-21		314,000	352,858
PQ Corp. (S)	6.750	11-15-22		250,000	270,625
Solvay Finance America LLC (S)	3.400	12-03-20		285,000	292,283
Solvay Finance America LLC (S)	4.450	12-03-25		420,000	442,296
The Dow Chemical Company	8.550	05-15-19		140,000	159,757
Tronox Finance LLC	6.375	08-15-20		325,000	330,688
Construction materials 0.3%
Cemex SAB de CV	7.750	04-16-26		200,000	224,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       53

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02-08-20		200,000	$208,000
Holcim GB Finance, Ltd.	8.750	04-24-17	GBP	50,000	62,731
Holcim US Finance Sarl & Cie SCS (S)	5.150	09-12-23		230,000	252,950
Holcim US Finance Sarl & Cie SCS (S)	6.000	12-30-19		280,000	306,016
James Hardie International Finance, Ltd. (S)	5.875	02-15-23		200,000	207,500
Martin Marietta Materials, Inc. (P)	2.098	06-30-17		130,000	130,247
Martin Marietta Materials, Inc.	4.250	07-02-24		350,000	362,986
PCF GmbH	7.875	08-01-19	EUR	450,000	495,797
Votorantim Cimentos SA	7.250	04-05-41		200,000	203,060
Vulcan Materials Company	7.500	06-15-21		165,000	193,875
Containers and packaging 0.5%
ARD Finance SA, PIK (S)	6.625	09-15-23	EUR	400,000	440,825
ARD Finance SA, PIK (S)	7.125	09-15-23		825,000	861,094
Ardagh Packaging Finance PLC (P)(S)	3.963	12-15-19		47,748	48,703
Ardagh Packaging Finance PLC (S)	7.250	05-15-24		700,000	763,000
Cascades, Inc. (S)	5.500	07-15-22		125,000	126,875
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	114,750
Horizon Holdings I SAS	7.250	08-01-23	EUR	100,000	112,560
Horizon Parent Holdings Sarl, PIK (S)	8.250	02-15-22	EUR	270,000	295,692
International Paper Company	3.650	06-15-24		245,000	250,153
International Paper Company	4.400	08-15-47		325,000	315,863
JH-Holding Finance SA, PIK	8.250	12-01-22	EUR	100,000	114,772
Pactiv LLC	7.950	12-15-25		175,000	189,875
Reynolds Group Issuer, Inc. (P)(S)	4.523	07-15-21		200,000	205,250
Reynolds Group Issuer, Inc.	5.750	10-15-20		225,000	231,750
Reynolds Group Issuer, Inc. (S)	7.000	07-15-24		250,000	268,906
Metals and mining 1.3%
AK Steel Corp.	7.625	10-01-21		50,000	51,875
Alcoa Nederland Holding BV (S)	6.750	09-30-24		200,000	217,500
Alcoa Nederland Holding BV (S)	7.000	09-30-26		200,000	219,500
Alcoa, Inc.	6.150	08-15-20		660,000	722,700
Aleris International, Inc. (S)	9.500	04-01-21		458,000	489,968
ALROSA Finance SA	7.750	11-03-20		200,000	228,901
Arconic, Inc.	5.870	02-23-22		205,000	222,402
BlueScope Steel Finance, Ltd. (S)	6.500	05-15-21		500,000	532,500
Carpenter Technology Corp.	4.450	03-01-23		185,000	187,049
Carpenter Technology Corp.	5.200	07-15-21		195,000	200,070
Constellium NV (S)	6.625	03-01-25		250,000	248,750
Constellium NV (S)	7.875	04-01-21		500,000	541,300
Constellium NV (S)	8.000	01-15-23		250,000	262,500
FMG Resources August 2006 Pty, Ltd. (S)	9.750	03-01-22		675,000	780,894
Freeport-McMoRan, Inc.	2.375	03-15-18		275,000	273,625

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       54

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	4.000	11-14-21		150,000	$144,000
Freeport-McMoRan, Inc.	5.400	11-14-34		225,000	197,438
Fresnillo PLC (S)	5.500	11-13-23		200,000	216,750
Goldcorp, Inc.	2.125	03-15-18		215,000	215,796
Goldcorp, Inc.	3.625	06-09-21		180,000	185,338
Hudbay Minerals, Inc. (S)	7.250	01-15-23		175,000	186,813
Hudbay Minerals, Inc. (S)	7.625	01-15-25		225,000	245,813
Joseph T Ryerson & Son, Inc. (S)	11.000	05-15-22		585,000	652,275
Lundin Mining Corp. (S)	7.500	11-01-20		475,000	504,688
Lundin Mining Corp. (S)	7.875	11-01-22		175,000	191,625
New Gold, Inc. (S)	6.250	11-15-22		365,000	368,650
Novelis Corp. (S)	5.875	09-30-26		175,000	180,031
Novelis Corp. (S)	6.250	08-15-24		300,000	318,000
Nyrstar Netherlands Holdings BV (S)	8.500	09-15-19	EUR	450,000	513,200
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	200,000	228,082
Petra Diamonds US Treasury PLC (S)	8.250	05-31-20		270,000	282,150
Reliance Steel & Aluminum Company	4.500	04-15-23		130,000	135,296
Southern Copper Corp.	5.250	11-08-42		155,000	151,707
Southern Copper Corp.	5.875	04-23-45		250,000	264,092
Teck Resources, Ltd. (S)	8.000	06-01-21		200,000	222,250
Vale Overseas, Ltd.	5.875	06-10-21		538,000	582,896
Vale Overseas, Ltd.	6.250	08-10-26		300,000	331,125
Zekelman Industries, Inc. (S)	9.875	06-15-23		475,000	536,750
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	205,383
Mercer International, Inc.	7.750	12-01-22		150,000	160,875
Norbord, Inc. (S)	6.250	04-15-23		175,000	185,063
West Fraser Timber Company, Ltd. (S)	4.350	10-15-24		335,000	318,481
Real estate 1.1%					10,528,063
Equity real estate investment trusts 0.9%
Alexandria Real Estate Equities, Inc.	3.950	01-15-28		70,000	70,487
American Campus Communities Operating Partnership LP	3.350	10-01-20		75,000	76,319
American Campus Communities Operating Partnership LP	3.750	04-15-23		185,000	187,965
American Campus Communities Operating Partnership LP	4.125	07-01-24		210,000	216,429
Boston Properties LP	2.750	10-01-26		320,000	297,406
Boston Properties LP	3.650	02-01-26		140,000	140,409
Brixmor Operating Partnership LP	3.850	02-01-25		225,000	225,272
Brixmor Operating Partnership LP	3.875	08-15-22		125,000	128,202
Brixmor Operating Partnership LP	4.125	06-15-26		360,000	365,314

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       55

	Rate (%)	Maturity date	Par value^		Value
Real estate (continued)
Equity real estate investment trusts (continued)
Camden Property Trust	4.875	06-15-23		215,000	$233,275
Crown Castle International Corp.	2.250	09-01-21		125,000	121,586
Crown Castle International Corp.	3.400	02-15-21		50,000	50,972
Crown Castle International Corp.	4.450	02-15-26		415,000	431,533
Crown Castle International Corp.	5.250	01-15-23		155,000	169,660
Crown Castle Towers LLC (S)	3.222	05-15-42		25,000	25,381
Crown Castle Towers LLC (S)	3.663	05-15-25		120,000	119,866
Crown Castle Towers LLC (S)	6.113	01-15-40		240,000	261,736
DDR Corp.	4.250	02-01-26		525,000	526,967
Equinix, Inc.	5.375	01-01-22		225,000	237,656
Equinix, Inc.	5.750	01-01-25		125,000	132,500
Essex Portfolio LP	3.375	04-15-26		305,000	299,195
Healthcare Realty Trust, Inc.	3.750	04-15-23		115,000	114,771
Healthcare Realty Trust, Inc.	5.750	01-15-21		150,000	164,884
Highwoods Realty LP	3.625	01-15-23		165,000	167,150
Host Hotels & Resorts LP	4.000	06-15-25		205,000	206,533
Iron Mountain Canada Operations ULC (S)	5.375	09-15-23	CAD	250,000	194,850
Iron Mountain Europe PLC (S)	6.125	09-15-22	GBP	200,000	262,750
Kennedy Wilson Europe Real Estate PLC	3.950	06-30-22	GBP	100,000	128,602
Kilroy Realty LP	4.800	07-15-18		45,000	46,452
Kilroy Realty LP	6.625	06-01-20		145,000	162,174
Kimco Realty Corp.	3.400	11-01-22		75,000	76,063
Kimco Realty Corp.	6.875	10-01-19		20,000	22,403
MGM Growth Properties Operating Partnership LP (S)	5.625	05-01-24		175,000	185,063
MPT Operating Partnership LP	5.250	08-01-26		25,000	25,250
MPT Operating Partnership LP	6.375	03-01-24		225,000	240,188
Regency Centers LP	3.600	02-01-27		95,000	95,150
Simon Property Group LP	2.350	01-30-22		50,000	49,382
Simon Property Group LP	3.300	01-15-26		265,000	265,013
Ventas Realty LP	1.250	04-17-17		55,000	54,997
Ventas Realty LP	2.000	02-15-18		75,000	75,220
Ventas Realty LP	4.000	04-30-19		15,000	15,559
VEREIT Operating Partnership LP	3.000	02-06-19		31,000	31,115
VEREIT Operating Partnership LP	4.125	06-01-21		125,000	127,675
VEREIT Operating Partnership LP	4.600	02-06-24		105,000	107,691
VEREIT Operating Partnership LP	4.875	06-01-26		935,000	979,413
WEA Finance LLC (S)	1.750	09-15-17		200,000	200,198
WEA Finance LLC (S)	3.750	09-17-24		270,000	274,480
Real estate management and development 0.2%
BR Malls International Finance, Ltd. (Q)(S)	8.500	04-21-17		60,000	60,300
BR Malls International Finance, Ltd. (Q)	8.500	04-21-17		45,000	45,225
Citycon Treasury BV	2.500	10-01-24	EUR	200,000	230,541

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       56

	Rate (%)	Maturity date	Par value^		Value
Real estate (continued)
Real estate management and development (continued)
Greystar Real Estate Partners LLC (S)	8.250	12-01-22		275,000	$299,750
Inmobiliaria Colonial SA	2.728	06-05-23	EUR	200,000	224,500
IRSA Propiedades Comerciales SA (S)	8.750	03-23-23		235,000	256,667
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	227,440
The Howard Hughes Corp. (S)	6.875	10-01-21		375,000	394,219
Theta Capital Pte, Ltd.	6.750	10-31-26		200,000	198,265
Telecommunication services 2.1%					19,176,690
Diversified telecommunication services 1.2%
AT&T, Inc.	2.300	03-11-19		110,000	110,603
AT&T, Inc.	3.400	05-15-25		155,000	149,836
CenturyLink, Inc.	7.500	04-01-24		625,000	671,875
Frontier Communications Corp.	8.875	09-15-20		425,000	450,500
Frontier Communications Corp.	10.500	09-15-22		375,000	390,469
Grain Spectrum Funding LLC (S)	4.000	10-10-18		505,000	500,245
GTP Acquisition Partners I LLC (S)	2.350	06-15-20		330,000	327,205
Intelsat Jackson Holdings SA	7.250	10-15-20		175,000	161,875
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	256,200
Intelsat Jackson Holdings SA (S)	8.000	02-15-24		650,000	703,625
Intelsat Jackson Holdings SA (S)	9.500	09-30-22		275,000	330,688
Level 3 Communications, Inc.	5.750	12-01-22		175,000	181,344
Level 3 Financing, Inc. (S)	5.250	03-15-26		125,000	126,563
Level 3 Financing, Inc.	5.375	05-01-25		125,000	129,063
Level 3 Financing, Inc.	5.625	02-01-23		325,000	335,563
OTE PLC	7.875	02-07-18	EUR	325,000	361,793
Sable International Finance, Ltd. (S)	6.875	08-01-22		400,000	431,880
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	201,783
TDF Infrastructure SAS	2.875	10-19-22	EUR	200,000	229,862
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	69,649
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	119,932
Telefonica Emisiones SAU	5.375	02-02-18	GBP	50,000	64,510
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	1.760	12-04-19	EUR	100,000	111,105
UPC Holding BV (S)	6.750	03-15-23	EUR	200,000	230,177
Verizon Communications, Inc.	4.125	08-15-46		310,000	271,226
Verizon Communications, Inc.	4.272	01-15-36		365,000	344,848
Verizon Communications, Inc.	4.500	09-15-20		330,000	351,960
Verizon Communications, Inc.	6.400	09-15-33		1,745,000	2,085,247
Wind Acquisition Finance SA (P)(S)	3.673	07-15-20	EUR	100,000	106,258
Wind Acquisition Finance SA (S)	7.000	04-23-21	EUR	100,000	110,321
Wind Acquisition Finance SA (S)	7.375	04-23-21		700,000	728,875
Zayo Group LLC (S)	5.750	01-15-27		120,000	126,876

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       57

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Zayo Group LLC	6.375	05-15-25		475,000	$511,813
Wireless telecommunication services 0.9%
CC Holdings GS V LLC	3.849	04-15-23		560,000	574,422
Digicel Group, Ltd. (S)	8.250	09-30-20		840,000	742,350
SBA Tower Trust (S)	2.240	04-16-18		125,000	124,975
SBA Tower Trust (S)	2.898	10-15-44		265,000	266,464
SBA Tower Trust (S)	2.933	12-09-42		630,000	630,643
SBA Tower Trust (S)	3.156	10-15-45		360,000	361,836
SBA Tower Trust (S)	3.598	04-15-43		570,000	571,635
SBA Tower Trust (S)	3.869	10-15-49		360,000	358,130
Sprint Capital Corp.	8.750	03-15-32		550,000	660,000
Sprint Communications, Inc.	7.000	08-15-20		525,000	566,344
Sprint Communications, Inc.	11.500	11-15-21		350,000	440,563
Sprint Corp.	7.250	09-15-21		500,000	545,000
T-Mobile USA, Inc.	6.000	04-15-24		250,000	266,875
T-Mobile USA, Inc.	6.375	03-01-25		125,000	134,373
T-Mobile USA, Inc.	6.500	01-15-24		75,000	80,588
T-Mobile USA, Inc.	6.500	01-15-26		660,000	725,175
TBG Global Pte, Ltd.	5.250	02-10-22		400,000	412,106
VimpelCom Holdings BV (S)	5.200	02-13-19		200,000	207,240
VimpelCom Holdings BV (S)	7.504	03-01-22		200,000	224,202
Utilities 1.5%					14,055,836
Electric utilities 1.0%
Adani Transmission, Ltd. (S)	4.000	08-03-26		200,000	195,901
Alabama Power Company	3.750	03-01-45		300,000	290,267
American Transmission Systems, Inc. (S)	5.000	09-01-44		100,000	107,637
Appalachian Power Company	4.450	06-01-45		80,000	84,405
Appalachian Power Company	6.375	04-01-36		115,000	143,402
Broadcom Corp. (S)	2.375	01-15-20		130,000	130,062
Broadcom Corp. (S)	3.000	01-15-22		120,000	119,925
Broadcom Corp. (S)	3.625	01-15-24		505,000	509,019
Broadcom Corp. (S)	3.875	01-15-27		430,000	433,011
Comision Federal de Electricidad (S)	4.875	01-15-24		200,000	203,500
DPL, Inc.	7.250	10-15-21		400,000	426,000
Duke Energy Corp.	2.650	09-01-26		130,000	122,140
Duke Energy Corp.	3.750	09-01-46		785,000	723,078
Duke Energy Progress LLC	3.700	10-15-46		570,000	549,782
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	46,787
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	50,152
Enel Finance International NV	5.625	08-14-24	GBP	50,000	75,778
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,200,000	1,239,254
Exelon Corp.	1.550	06-09-17		120,000	120,029

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       58

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	2.750	03-15-18	45,000	$45,394
FirstEnergy Transmission LLC (S)	4.350	01-15-25	195,000	203,247
IPALCO Enterprises, Inc.	3.450	07-15-20	235,000	239,113
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	250,000	289,410
Lamar Funding, Ltd.	3.958	05-07-25	200,000	186,672
Listrindo Capital BV (S)	4.950	09-14-26	200,000	196,100
MidAmerican Energy Company	4.250	05-01-46	175,000	184,789
Monongahela Power Company (S)	5.400	12-15-43	200,000	237,246
Monongahela Power Company (S)	5.700	03-15-17	25,000	25,034
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18	30,000	29,958
NextEra Energy Capital Holdings, Inc.	2.056	09-01-17	25,000	25,095
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	30,000	30,269
Pampa Energia SA (S)	7.500	01-24-27	150,000	151,125
Pennsylvania Electric Company	6.150	10-01-38	180,000	209,673
Perusahaan Listrik Negara PT	5.250	10-24-42	200,000	195,120
PPL Capital Funding, Inc.	1.900	06-01-18	55,000	55,001
Public Service Company of Oklahoma	5.150	12-01-19	35,000	37,818
Ruwais Power Company PJSC	6.000	08-31-36	200,000	227,880
San Diego Gas & Electric Company	1.914	02-01-22	46,429	45,835
Southern Power Company	1.850	12-01-17	25,000	25,049
The Southern Company	1.550	07-01-18	30,000	29,908
The Southern Company	1.850	07-01-19	100,000	99,626
The Southern Company	2.350	07-01-21	20,000	19,740
The Southern Company	4.250	07-01-36	280,000	281,963
The Southern Company	4.400	07-01-46	480,000	478,389
Zhejiang Energy Group Hong Kong, Ltd.	2.300	09-30-17	200,000	199,862
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21	130,000	127,075
Ferrellgas LP	6.750	01-15-22	60,000	58,200
Ferrellgas LP	6.750	06-15-23	75,000	72,750
Ferrellgas Partners LP (S)	8.625	06-15-20	140,000	137,900
Panhandle Eastern Pipe Line Company LP	6.200	11-01-17	15,000	15,432
Perusahaan Gas Negara Persero Tbk PT	5.125	05-16-24	200,000	211,006
Independent power and renewable electricity producers 0.3%
AES Corp. (P)	4.055	06-01-19	25,000	25,010
AES Corp.	5.500	03-15-24	425,000	433,500
AES Corp.	6.000	05-15-26	200,000	206,000
Calpine Corp.	5.375	01-15-23	325,000	328,250
Calpine Corp.	5.500	02-01-24	50,000	49,500
Dynegy, Inc.	5.875	06-01-23	115,000	104,075
Dynegy, Inc.	7.375	11-01-22	270,000	265,275
Exelon Generation Company LLC	2.950	01-15-20	260,000	263,423

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       59

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NRG Energy, Inc.	6.625	03-15-23	500,000	$506,250
NRG Energy, Inc. (S)	6.625	01-15-27	590,000	579,675
NRG Energy, Inc.	7.250	05-15-26	465,000	478,369
Multi-utilities 0.1%
Consolidated Edison Company of New York, Inc.	3.850	06-15-46	285,000	278,584
Dominion Resources, Inc. (S)	1.500	09-30-18	50,000	49,511
Dominion Resources, Inc.	1.875	01-15-19	25,000	24,998
Dominion Resources, Inc. (S)	2.125	02-15-18	110,000	110,182
Dominion Resources, Inc.	2.962	07-01-19	25,000	25,306
Enable Oklahoma Intrastate Transmission LLC (S)	6.250	03-15-20	70,000	73,888
NiSource Finance Corp.	6.400	03-15-18	5,000	5,240
Sempra Energy	2.850	11-15-20	125,000	126,890
Teco Energy, Inc. (P)	1.610	04-10-18	180,000	180,102
Convertible bonds 0.0%				$444,887
(Cost $342,111)
Consumer discretionary 0.0%				28,221
Automobiles 0.0%
Tesla Motors, Inc.	0.250	03-01-19	29,000	28,221
Energy 0.0%				165,000
Oil, gas and consumable fuels 0.0%
Comstock Resources, Inc., PIK	7.750	04-01-19	200,000	165,000
Information technology 0.0%				251,666
Internet software and services 0.0%
MercadoLibre, Inc.	2.250	07-01-19	145,000	251,666
Municipal bonds 0.4%				$3,468,301
(Cost $3,236,442)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38	165,000	200,295
City of Chicago (Illinois)	6.395	01-01-40	150,000	198,941
City of New York (New York)	6.271	12-01-37	115,000	153,269
Commonwealth of Puerto Rico, Series A (H)	8.000	07-01-35	475,000	349,125
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37	130,000	134,854
District of Columbia	5.591	12-01-34	40,000	49,354
East Bay Municipal Utility District (California)	5.874	06-01-40	135,000	173,202
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	272,873
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	171,251

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       60

	Rate (%)	Maturity date	Par value^	Value
Internet software and services (continued)
JobsOhio Beverage System	4.532	01-01-35	125,000	$136,355
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	262,768
Maryland State Transportation Authority	5.888	07-01-43	125,000	158,374
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	81,351
North Carolina Eastern Municipal Power Agency	1.561	07-01-17	75,000	75,063
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	5,036
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	354,351
South Carolina State Public Service Authority	4.322	12-01-27	260,000	282,415
State of Georgia	5.000	12-01-26	120,000	148,723
State of Oregon	5.892	06-01-27	60,000	72,718
University of California (P)	1.284	07-01-41	85,000	85,009
University of California	4.131	05-15-45	60,000	60,349
Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	42,625
Term loans (M) 7.1%				$66,714,387
(Cost $66,309,698)
Consumer discretionary 1.7%				16,339,472
Auto components 0.0%
K&N Parent, Inc.	5.750	10-19-23	100,000	100,250
MPG Holdco I, Inc.	3.750	10-20-21	77,754	77,754
TI Group Automotive Systems LLC	3.531	06-30-22	123,438	123,952
Automobiles 0.0%
CH Hold Corp.	3.000	02-01-24	9,091	9,182
CH Hold Corp.	4.000	02-01-24	90,909	91,818
CH Hold Corp.	8.250	02-01-25	40,000	40,700
Diversified consumer services 0.2%
Laureate Education, Inc.	8.509	03-17-21	748,177	754,858
Nord Anglia Education Finance LLC	4.554	03-31-21	462,062	465,819
Standard Aero, Ltd.	5.250	07-07-22	246,875	248,480
Veritas Bermuda, Ltd.	8.625	01-29-23	322,687	318,654
WASH Multifamily Laundry Systems LLC	4.250	05-14-22	197,000	197,738
Hotels, restaurants and leisure 0.4%
American Casino & Entertainment Properties LLC	4.250	07-07-22	38,233	38,504
AMF Bowling Centers, Inc.	6.000	08-17-23	173,496	174,074
Boyd Gaming Corp.	3.714	09-15-23	74,625	75,412
CCM Merger, Inc.	4.031	08-08-21	181,467	182,828
CityCenter Holdings LLC	3.531	10-16-20	321,333	325,269
Eldorado Resorts, Inc.	4.250	07-23-22	147,997	149,662
Equinox Holdings, Inc.	5.750	01-31-20	269,666	269,553

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       61

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Four Seasons Holdings, Ltd.	3.998		11-30-23	175,000	$177,375
Graton Economic Development Authority	4.779		09-01-22	105,356	106,409
Hilton Worldwide Finance LLC	3.500		10-26-20	41,694	41,965
Intrawest Operations Group LLC	4.500		12-09-20	117,264	118,143
KFC Holding Company	3.531		06-16-23	223,875	226,720
La Quinta Intermediate Holdings LLC	3.772		04-14-21	171,372	172,390
Las Vegas Sands LLC	3.040		12-19-20	213,400	214,834
Life Time Fitness, Inc.	4.000		06-10-22	593,857	595,158
Playa Resorts Holding BV	4.040		08-09-19	98,161	98,192
Scientific Games International, Inc. (T)		TBD	10-01-21	35,000	35,540
Scientific Games International, Inc.	5.781		10-18-20	351,203	356,618
Station Casinos LLC	3.280		06-08-23	124,375	124,927
World Endurance Holdings	5.250		06-26-21	97,744	97,500
Household durables 0.2%
Serta Simmons Bedding LLC	4.538		11-08-23	875,000	878,666
Serta Simmons Bedding LLC	9.038		11-08-24	450,000	458,438
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.000		12-15-22	96,444	97,027
SRAM LLC	4.040		04-10-20	147,331	146,963
Media 0.6%
Advantage Sales & Marketing, Inc.	4.250		07-23-21	97,750	97,261
Altice US Finance I Corp.	3.781		01-15-25	322,563	325,924
AMC Entertainment Holdings, Inc.	3.528		12-15-23	25,000	25,263
AMC Entertainment, Inc.	3.521		12-15-22	24,688	24,948
ASP NEP	10.000		07-22-20	25,000	25,281
Charter Communications Operating LLC	3.030		01-15-24	223,313	224,668
Creative Artists Agency LLC	4.500		02-15-24	70,000	70,657
CSC Holdings LLC	3.772		10-11-24	328,125	331,268
Cumulus Media Holdings, Inc.	4.250		12-23-20	394,242	287,182
Delta 2 Lux Sarl	5.068		07-30-21	927,650	929,839
Delta 2 Lux Sarl	8.068		07-31-22	375,000	375,536
Entercom Radio LLC	4.500		11-01-23	95,417	95,774
iHeartCommunications, Inc.	7.531		01-30-19	875,000	759,281
JD Power & Associates	5.250		09-07-23	124,688	125,934
Lions Gate Entertainment Corp.	3.773		12-08-23	160,000	161,200
Mission Broadcasting, Inc.	3.772		01-17-24	23,200	23,555
NEP/NCP Holdco, Inc.	4.250		01-22-20	171,741	172,243
Nexstar Broadcasting, Inc.	3.772		01-17-24	244,300	248,040
Townsquare Media, Inc.	4.000		04-01-22	200,014	201,014
Univision Communications, Inc.	4.000		03-01-20	652,026	654,131
Virgin Media Investment Holdings, Ltd.	3.520		01-31-25	175,000	175,681
WideOpenWest Finance LLC	4.554		08-18-23	214,228	215,633

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       62

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
William Morris Endeavor Entertainment LLC	8.290	05-06-22	250,000	$251,250
WMG Acquisition Corp.	3.750	11-01-23	50,000	50,125
Multiline retail 0.1%
BJ's Wholesale Club, Inc.	4.750	02-03-24	200,000	198,376
BJ's Wholesale Club, Inc.	8.500	02-03-25	155,000	154,774
Dollar Tree, Inc.	4.250	07-06-22	175,000	177,917
JC Penney Corp., Inc.	5.304	06-23-23	281,895	278,312
Specialty retail 0.2%
Academy, Ltd.	4.987	07-01-22	1,109,761	875,324
Harbor Freight Tools USA, Inc.	3.778	08-19-23	149,312	149,397
Jo-Ann Stores LLC	6.256	09-27-23	947,625	937,362
KAR Auction Services, Inc.	4.500	03-09-23	123,483	124,950
Consumer staples 0.4%				3,232,117
Beverages 0.0%
Constellation Brands, Inc.	4.750	12-15-23	50,000	50,542
Food and staples retailing 0.1%
Albertsons LLC	4.247	12-22-22	298,627	302,700
Focus Brands, Inc.	5.000	10-03-23	22,854	23,147
Rite Aid Corp.	5.750	08-21-20	525,000	526,313
Safeway, Inc.	5.750	08-19-23	149,625	151,495
Food products 0.2%
Brightview Landscapes LLC	4.000	12-18-20	371,542	373,077
Candy Intermediate Holdings, Inc.	5.500	06-15-23	248,999	250,660
Chobani LLC	5.250	10-07-23	125,000	126,485
Hostess Brands LLC	4.000	08-03-22	421,310	426,261
Royal Holdings, Inc.	4.500	06-19-22	197,935	199,111
Royal Holdings, Inc.	8.500	06-19-23	41,379	41,431
Shearer's Foods LLC	4.938	06-30-21	171,922	172,352
Shearer's Foods LLC	7.750	06-30-22	125,000	122,813
The Brickman Group, Ltd.	7.500	12-17-21	125,000	125,573
US Foods, Inc.	3.531	06-27-23	148,931	150,756
Household products 0.1%
Reynolds Group Holdings, Inc.	3.781	02-05-23	161,314	162,524
Personal products 0.0%
Kirk Beauty One GmbH	3.750	08-13-22	25,000	26,877
Energy 0.6%				5,472,537
Energy equipment and services 0.1%
EFS Cogen Holdings I LLC	4.500	06-28-23	217,617	219,793
Expro FinServices Sarl	5.750	09-02-21	847,906	685,744
Hercules Offshore, Inc. (H)	10.538	05-06-20	414,992	359,511

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       63

	Rate (%)		Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 0.5%
California Resources Corp.	11.375		12-31-21	895,000	$1,008,370
CGG Holding US, Inc.	6.208		05-15-19	945,173	913,273
Chesapeake Energy Corp.	8.553		08-23-21	200,000	216,000
Eastern Power LLC	5.000		10-02-21	188,144	189,821
EMG Utica LLC	4.750		03-27-20	109,537	109,583
ExGen Renewables I LLC	5.272		02-08-21	740,596	745,225
Fieldwood Energy LLC	3.875		10-01-18	76,473	72,649
Fieldwood Energy LLC	8.000		08-31-20	110,000	104,638
Fieldwood Energy LLC	8.375		09-30-20	50,000	43,875
Fieldwood Energy LLC	8.375		09-30-20	185,000	138,750
Gavilan Resources LLC (T)		TBD	02-24-24	100,000	100,000
Granite Acquisition, Inc.	5.000		12-19-21	119,512	120,648
Granite Acquisition, Inc.	5.000		12-19-21	5,366	5,417
MEG Energy Corp.	4.540		12-31-23	119,903	120,548
Terra-Gen Finance Company LLC	5.250		12-09-21	345,465	318,692
Financials 0.8%					7,524,403
Banks 0.0%
Diamond US Holding LLC	4.750		12-17-21	73,936	74,214
Freedom Mortgage Corp. (T)		TBD	02-16-22	40,000	40,500
Capital markets 0.0%
Onex Wizard Acquisition Company II SCA	4.000		03-13-22	213,300	215,567
Diversified financial services 0.1%
Bronco Midstream Funding LLC	5.057		08-15-20	75,000	75,375
Frank Russell Company (T)		TBD	06-01-23	30,000	30,263
NFP Corp.	4.500		01-08-24	325,000	328,455
Ocwen Loan Servicing LLC	6.000		12-05-20	75,000	75,610
TKC Holdings, Inc.	4.750		02-01-23	65,000	65,488
TKC Holdings, Inc.	8.500		02-01-24	35,000	35,066
UFC Holdings LLC	4.250		08-18-23	174,563	175,748
UFC Holdings LLC	8.500		08-18-24	125,000	128,125
Insurance 0.7%
Acrisure LLC	5.750		10-28-23	224,603	226,849
Alliant Holdings I LLC	4.503		08-12-22	394,805	398,197
Asurion LLC	4.031		07-08-20	349,343	353,056
Asurion LLC	4.250		08-04-22	1,096,320	1,109,345
Asurion LLC	4.750		11-03-23	498,750	505,164
Asurion LLC	8.500		03-03-21	1,825,000	1,850,094
HUB International, Ltd.	4.035		10-02-20	296,772	299,012
New Asurion Corp.	5.000		08-31-21	400,000	417,000
Sedgwick Claims Management Services, Inc.	4.250		03-01-21	174,374	175,574
Sedgwick Claims Management Services, Inc.	6.750		02-28-22	550,000	551,606
USI, Inc.	4.250		12-27-19	391,971	394,095

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       64

	Rate (%)		Maturity date	Par value^	Value
Health care 0.6%					$6,025,732
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc.	4.750		08-13-21	23,438	23,379
Health care equipment and supplies 0.0%
Kinetic Concepts, Inc.	5.000		11-04-20	124,436	124,475
Health care providers and services 0.3%
ATI Holdings Acquisition, Inc.	5.505		05-10-23	99,500	100,433
Catalent Pharma Solutions, Inc.	3.750		05-20-21	213,379	215,869
CHG Healthcare Services, Inc.	4.750		06-07-23	74,438	75,368
Community Health Systems, Inc.	3.746		12-31-19	125,430	124,294
Community Health Systems, Inc.	3.999		01-27-21	84,694	83,203
Envision Healthcare Corp.	4.000		12-01-23	625,000	632,550
ExamWorks Group, Inc.	4.250		07-27-23	174,563	176,308
HC Group Holdings III, Inc.	6.000		04-07-22	24,625	23,763
HCA, Inc.	4.031		03-17-23	198,500	199,989
IASIS Healthcare LLC	4.500		05-03-18	172,308	172,235
inVentiv Group Holdings, Inc.	4.804		11-09-23	475,000	477,893
MPH Acquisition Holdings LLC	5.000		06-07-23	414,337	420,627
Onex Schumacher Finance LP	5.000		07-31-22	74,187	74,580
US Renal Care, Inc.	5.250		12-31-22	137,000	126,040
US Renal Care, Inc.	9.000		12-31-23	75,000	68,250
VEDICI (T)		TBD	10-31-22	25,000	26,892
Health care technology 0.1%
Change Healthcare Holdings LLC (T)		TBD	02-08-24	865,000	868,607
Press Ganey Holdings, Inc.	4.250		10-21-23	350,000	350,438
Press Ganey Holdings, Inc.	8.250		10-21-24	125,000	126,875
Life sciences tools and services 0.0%
Albany Molecular Research, Inc.	6.006		07-16-21	124,370	124,992
Pharmaceuticals 0.2%
DPx Holdings BV	4.250		03-11-21	196,213	197,047
Genoa a QoL Healthcare Company LLC	4.750		10-28-23	174,563	175,435
Pharmaceutical Product Development LLC	4.250		08-18-22	151,250	152,006
Valeant Pharmaceuticals International, Inc.	5.030		02-13-19	264,618	265,777
Valeant Pharmaceuticals International, Inc.	5.272		08-05-20	216,505	217,737
Valeant Pharmaceuticals International, Inc.	5.530		04-01-22	398,181	400,670
Industrials 0.7%					6,926,901
Aerospace and defense 0.0%
B/E Aerospace, Inc.	3.993		12-16-21	121,909	122,404
DigitalGlobe, Inc.	3.531		01-15-24	100,000	100,375
Air freight and logistics 0.2%
Uber Technologies, Inc.	5.000		07-13-23	1,845,375	1,850,764
Airlines 0.0%
American Airlines, Inc.	3.270		12-14-23	25,000	25,125

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       65

	Rate (%)		Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines, Inc.	3.271		10-10-21	171,500	$172,285
Building products 0.0%
C.H.I. Overhead Doors, Inc.	4.250		07-29-22	248,122	247,916
HNC Holdings, Inc.	5.500		10-05-23	100,000	101,063
Jeld-Wen, Inc.	4.750		07-01-22	114,522	115,238
Commercial services and supplies 0.1%
Americold Realty Trust, Inc.	4.750		12-01-22	72,685	73,715
Armor Holding II LLC	5.750		06-26-20	149,672	149,672
Metal Services LLC (T)		TBD	06-30-19	25,000	25,094
Neff Rental LLC (T)		TBD	06-09-21	115,000	114,905
Prime Security Services Borrower LLC	4.250		05-02-22	199,625	201,456
Construction and engineering 0.0%
USIC Holdings, Inc.	4.750		12-08-23	75,000	75,422
Machinery 0.3%
Aspen Merger Sub, Inc.	5.250		09-27-23	124,688	125,740
Aspen Merger Sub, Inc.	9.750		09-27-24	100,000	100,417
Columbus McKinnon Corp.	4.000		01-31-24	70,000	70,394
Filtration Group Corporation	4.304		11-21-20	875,481	882,266
Gardner Denver, Inc.	4.558		07-30-20	372,894	371,962
Global Brass & Copper, Inc.	5.250		07-18-23	124,688	126,558
Husky Injection Molding Systems, Ltd.	4.250		06-30-21	261,267	262,804
Manitowoc Foodservice, Inc.	5.750		03-03-23	169,231	170,395
Milacron LLC	3.781		06-20-23	115,000	115,504
Navistar, Inc.	5.000		08-07-20	407,890	410,187
Trading companies and distributors 0.1%
Avolon Holdings, Ltd. (T)		TBD	01-13-22	435,000	442,526
Beacon Roofing Supply, Inc.	3.713		10-01-22	49,375	49,622
HD Supply, Inc.	3.748		08-13-21	75,983	76,506
Univar USA, Inc.	3.608		07-01-22	345,625	346,586
Information technology 1.2%					11,546,853
Communications equipment 0.0%
CommScope, Inc.	3.281		12-29-22	49,375	49,822
Integra Telecom Holdings, Inc.	5.575		08-14-20	49,125	49,135
Riverbed Technology, Inc.	4.250		04-24-22	98,159	98,908
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.040		09-07-23	99,750	100,358
Dell, Inc. (T)		TBD	09-07-23	25,000	25,153
Zebra Technologies Corp.	3.434		10-27-21	160,491	162,417
Internet software and services 0.4%
Ancestry.com Operations, Inc.	4.250		10-19-23	925,000	935,406
Ancestry.com Operations, Inc.	9.250		10-19-24	300,000	306,501

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       66

	Rate (%)		Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
Cision US, Inc.	7.000		06-16-23	248,750	$250,200
EIG Investors Corp.	6.042		02-09-23	185,000	186,003
EIG Investors Corp.	6.532		11-09-19	395,000	396,284
Go Daddy Operating Company LLC (T)		TBD	02-02-24	390,000	390,866
GTT Communications, Inc.	5.000		01-09-24	50,000	50,688
Hyland Software, Inc.	4.750		07-01-22	99,275	100,598
Match Group, Inc.	4.201		11-16-22	321,563	325,180
Rackspace Hosting, Inc.	4.535		11-03-23	600,000	606,378
IT services 0.2%
First Data Corp.	3.779		03-24-21	659,405	665,069
First Data Corp.	3.779		07-10-22	625,079	629,142
Global Payments, Inc.	3.281		04-22-23	51,773	52,291
Optiv Security, Inc.	4.250		02-01-24	25,000	25,149
Optiv Security, Inc.	8.250		02-01-25	15,000	15,181
Presidio, Inc.	5.250		02-02-22	45,463	45,776
TierPoint LLC	5.500		11-10-21	24,500	24,515
TierPoint LLC	5.500		12-02-21	198,374	198,747
TierPoint LLC	6.208		12-02-22	25,000	24,813
Travelport Finance Luxembourg Sarl	4.289		09-02-21	263,493	265,359
WEX, Inc.	4.281		07-01-23	99,500	100,993
Semiconductors and semiconductor equipment 0.0%
Cavium, Inc.	3.781		08-16-22	87,464	88,216
MKS Instruments, Inc.			05-01-23	100,417	101,485
Software 0.4%
AssuredPartners, Inc. (T)		TBD	10-20-23	25,000	25,167
AssuredPartners, Inc.	5.250		10-21-22	174,189	176,004
Information Resources, Inc.	5.250		01-18-24	250,000	252,970
Information Resources, Inc.	9.250		12-16-24	50,000	49,667
Kronos, Inc.	5.034		11-01-23	650,000	657,378
Kronos, Inc.	9.284		11-01-24	125,000	129,151
Renaissance Learning, Inc.	4.750		04-09-21	96,056	95,936
RP Crown Parent LLC	4.500		10-12-23	250,000	252,110
SCS Holdings, Inc.	6.208		10-30-22	98,626	99,552
SolarWinds Holdings, Inc.	5.500		02-05-23	497,500	498,187
Solera LLC	5.750		03-03-23	25,000	25,136
SS&C European Holdings Sarl	4.031		07-08-22	13,777	13,840
SS&C Technologies, Inc.	4.031		07-08-22	143,555	144,221
Trader Corp.	5.000		09-28-23	150,000	150,438
Veritas US, Inc.	6.625		01-27-23	1,294,122	1,290,485
Technology hardware, storage and peripherals 0.2%
CPI Acquisition, Inc.	5.834		08-17-22	214,799	192,782
Harland Clarke Holdings Corp.	7.000		12-31-19	152,500	153,898

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       67

	Rate (%)		Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Linxens France SA	4.500		10-14-22	470,250	$471,134
Linxens France SA	9.500		10-16-23	150,000	150,188
Oberthur Technologies	4.701		12-15-23	28,618	28,887
Western Digital Corp.	4.529		04-29-23	416,875	419,089
Materials 0.5%					4,614,963
Chemicals 0.2%
Arclin US Holdings, Inc.	5.250		02-01-24	45,000	45,506
ASP Chromaflo Dutch I BV	5.000		11-18-23	70,660	70,969
ASP Chromaflo Intermediate Holdings, Inc.	5.000		11-18-23	54,340	54,578
Chromaflo Technologies Corp.	9.000		11-14-24	75,000	74,438
Ineos US Finance LLC (T)		TBD	03-31-24	35,000	35,204
Inovyn Finance PLC	4.500		05-15-21	74,625	80,333
KRATON Polymers LLC	5.000		01-06-22	175,000	177,272
MacDermid, Inc.	4.500		06-07-20	291,282	294,778
MacDermid, Inc.	5.000		06-07-23	24,938	25,206
Minerals Technologies, Inc.	4.750		05-09-21	100,000	101,250
PQ Corp.	5.289		11-04-22	223,876	227,020
Solenis International LP	4.304		07-31-21	145,449	145,942
Solenis International LP	7.804		07-31-22	650,000	641,602
Construction materials 0.1%
Quikrete Holdings, Inc.	4.022		11-15-23	100,000	101,156
Summit Materials LLC	3.682		07-17-22	467,875	472,942
Containers and packaging 0.1%
Anchor Glass Container Corp.	4.250		12-07-23	100,000	101,167
Berry Plastics Corp.	3.281		10-03-22	149,980	150,999
Kloeckner Pentaplast of America, Inc.	4.250		04-28-20	148,562	149,676
Proampac PG Borrower LLC	5.056		11-18-23	125,000	126,938
TricorBraun, Inc.	4.750		11-30-23	159,091	160,583
Metals and mining 0.1%
Fairmount Santrol, Ltd.	4.500		09-05-19	598,454	590,039
FMG Resources August 2006 Pty, Ltd.	3.750		06-30-19	85,083	85,580
Signode Industrial Group US, Inc.	4.000		05-01-21	48,333	48,515
Zekelman Industries, Inc.	4.750		06-14-21	448,000	451,920
Paper and forest products 0.0%
Flex Acquisition Company, Inc.	4.250		12-29-23	200,000	201,350
Real estate 0.1%					639,598
Equity real estate investment trusts 0.1%
Capital Automotive LP	4.000		04-10-19	35,431	35,764
Capital Automotive LP	6.000		04-30-20	275,000	277,063
Equinix, Inc. (T)		TBD	12-09-23	25,000	26,874
Equinix, Inc. (T)		TBD	12-09-23	99,438	124,621

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       68

	Rate (%)		Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	3.281		01-08-23	49,625	$50,245
MGM Growth Properties Operating Partnership LP	3.281		04-25-23	124,063	125,031
Telecommunication services 0.2%					2,059,775
Diversified telecommunication services 0.2%
Intelsat Jackson Holdings SA	3.750		06-30-19	738,704	733,666
IPC Corp.	5.500		08-06-21	49,125	45,809
Level 3 Financing, Inc. (T)		TBD	02-14-24	370,000	371,717
RCN Grande	3.781		02-01-24	125,000	125,920
SFR Group SA	5.289		01-15-24	223,313	225,226
Zayo Group LLC	3.500		01-19-24	128,250	129,450
Wireless telecommunication services 0.0%
LTS Buyer LLC	4.248		04-13-20	270,791	272,765
Sprint Communications, Inc.	3.313		02-02-24	155,000	155,222
Utilities 0.3%					2,332,036
Electric utilities 0.3%
Energy Future Intermediate Holding Company LLC	4.304		06-30-17	1,450,000	1,453,625
Vistra Operations Company LLC	3.531		08-04-23	508,929	511,219
Vistra Operations Company LLC	3.531		08-04-23	116,071	116,594
Vistra Operations Company LLC	4.022		12-14-23	175,000	176,012
Independent power and renewable electricity producers 0.0%
Calpine Corp.	3.750		01-15-23	74,250	74,586
Collateralized mortgage obligations 2.6%					$24,395,217
(Cost $24,423,009)
Commercial and residential 1.7%					15,679,269
225 Liberty Street Trust Series 2016-225L, Class A (S)	3.597		02-10-36	100,000	102,961
Alternative Loan Trust Series 2005-61, Class 2A2 (P)	1.158		12-25-35	27,280	22,508
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (P) (S)	2.717		06-15-28	100,000	100,498
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM (P)	5.874		07-10-44	237,945	170,726
Series 2007-4, Class AM (P)	5.887		02-10-51	10,000	10,130
Series 2007-5, Class A4	5.492		02-10-51	409,315	412,509
Banc of America Funding Corp.
Series 2007-6, Class A1 (P)	1.068		07-25-37	36,157	33,188
Series 2007-6, Class A2 (P)	1.058		07-25-37	51,454	47,195
Banc of America Funding Trust Series 2005-A, Class 5A1 (P)	1.079		02-20-35	3,772	3,589

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       69

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2 (P)	3.593	02-25-34	23,815	$23,595
Series 2004-D, Class 2A2 (P)	3.245	05-25-34	10,687	10,714
Series 2004-H, Class 2A2 (P)	3.219	09-25-34	36,888	36,051
Series 2004-I, Class 3A2 (P)	3.264	10-25-34	5,207	5,180
Series 2005-J, Class 3A1 (P)	3.607	11-25-35	44,315	42,563
Bear Stearns ALT-A Trust Series 2005-8, Class 12A1 (P)	1.318	10-25-35	195,592	181,100
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	62,275	62,048
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	377,555
Series 2015-GC27, Class A1	1.353	02-10-48	38,303	38,094
Series 2015-GC27, Class AS	3.571	02-10-48	60,000	60,016
Series 2015-GC33, Class A4	3.778	09-10-58	80,000	83,420
Series 2015-GC33, Class AS	4.114	09-10-58	50,000	52,407
Series 2015-GC35, Class A4	3.818	11-10-48	220,000	230,079
Series 2016-GC36, Class A5	3.616	02-10-49	20,000	20,593
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-UBS4, Class C (P)	4.625	08-10-47	65,000	65,198
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	271,719
Series 2014-CR20, Class A1	1.324	11-10-47	24,604	24,498
Series 2014-CR21, Class A1	1.494	12-10-47	18,405	18,367
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	478,370
Series 2014-UBS6, Class A1	1.445	12-10-47	40,232	40,108
Series 2014-UBS6, Class A5	3.644	12-10-47	400,000	411,910
Series 2015-CR22, Class A1	1.569	03-10-48	46,089	45,974
Series 2015-CR24, Class A1	1.652	08-10-48	60,572	60,454
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,734
Series 2015-CR25, Class A4	3.759	08-10-48	10,000	10,421
Series 2015-CR26, Class A4	3.630	10-10-48	215,000	221,049
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	493,850
Series 2016-CR28, Class A4	3.762	02-10-49	20,000	20,756
Series 2016-CR28, Class AHR	3.651	02-10-49	129,522	130,413
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.621	02-13-32	280,000	280,438
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class AM (P)	4.290	07-10-50	60,000	62,888
Series 2015-PC1, Class B (P)	4.441	07-10-50	100,000	99,889
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298	03-10-47	42,870	42,780

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       70

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital) Series 2007-GG9, Class AM	5.475	03-10-39	10,332	$10,331
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (S)	3.639	11-15-34	445,000	466,769
Series 2015-GLPB, Class B (P) (S)	3.811	11-15-34	190,000	198,855
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	36,537	36,461
Series 2015-C2, Class A1	1.454	06-15-57	189,626	188,695
Series 2015-C3, Class A4	3.718	08-15-48	70,000	72,750
Series 2015-C4, Class A4	3.808	11-15-48	10,000	10,475
Series 2016-C6, Class A5	3.090	01-15-49	90,000	89,231
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	1.178	04-25-35	66,536	58,402
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.619	09-19-44	76,177	70,894
Series 2004-AR4, Class 2A1A (P)	1.139	01-19-45	320,491	276,985
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (P) (S)	3.555	09-10-35	200,000	206,630
Fosse Master Issuer PLC Series 2012-1A, Class 3A1 (P) (S)	2.524	10-18-54	170,756	171,446
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.463	06-19-35	14,156	13,955
GS Mortgage Securities Trust
Series 2014-GC20, Class A1	1.343	04-10-47	31,743	31,664
Series 2014-GC22, Class A1	1.290	06-10-47	46,241	46,083
Series 2014-GC24, Class A1	1.509	09-10-47	84,138	83,820
Series 2015-GC28, Class A1	1.528	02-10-48	64,131	63,891
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	56,661
Series 2015-GC35, Class A4	3.506	10-10-48	170,000	174,215
Series 2016-GS2, Class A4	3.050	05-10-49	100,000	99,028
Series 2016-GS3, Class A1	1.429	10-10-49	18,803	18,565
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (P) (S)	2.478	07-25-44	109,528	108,761
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	1.219	05-19-35	39,800	36,442
Series 2006-12, Class 2A2A (P)	0.969	01-19-38	92,703	80,624
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	3.080	10-15-54	250,000	251,945
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322	08-15-47	29,578	29,506
Series 2014-C22, Class A1	1.451	09-15-47	18,956	18,923
Series 2014-C22, Class A4	3.801	09-15-47	85,000	88,600
Series 2014-C23, Class A1	1.650	09-15-47	25,185	25,197

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       71

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C24, Class A1	1.539	11-15-47	13,627	$13,598
Series 2014-C26, Class A1	1.596	01-15-48	113,637	113,479
Series 2015-C27, Class A1	1.414	02-15-48	51,378	51,133
Series 2015-C28, Class A1	1.445	10-15-48	200,517	199,631
Series 2015-C30, Class A1	1.738	07-15-48	44,979	44,948
Series 2015-C30, Class A2	3.087	07-15-48	30,000	30,812
Series 2015-C30, Class A5	3.822	07-15-48	255,000	267,136
Series 2015-C31, Class A3	3.801	08-15-48	225,000	235,386
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.968	06-25-37	43,219	41,635
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.928	04-17-45	4,161	4,156
Series 2007-CB19, Class A4 (P)	5.740	02-12-49	54,930	54,963
Series 2007-LD12, Class A4 (P)	5.882	02-15-51	281,936	284,213
Series 2014-C20, Class A1	1.268	07-15-47	38,009	37,876
Series 2016-ATRM, Class A (S)	2.962	10-05-28	270,000	271,740
Series 2016-JP3, Class A1	1.462	08-15-49	18,942	18,694
Series 2016-JP3, Class B (P)	3.397	08-15-49	90,000	88,143
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	1.078	10-25-35	118,036	89,180
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (P)	6.120	04-15-41	454,802	469,376
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	3.111	12-25-35	106,999	102,407
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (P) (S)	2.500	04-25-57	178,022	176,791
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	28,597	28,549
Series 2014-C17, Class A1	1.551	08-15-47	29,639	29,598
Series 2014-C18, Class A1	1.686	10-15-47	50,947	50,985
Series 2014-C19, Class A1	1.573	12-15-47	67,941	67,762
Series 2015-C24, Class A4	3.732	05-15-48	15,000	15,660
Series 2015-C24, Class B (P)	4.353	05-15-48	60,000	61,014
Series 2015-C24, Class C (P)	4.353	05-15-48	40,000	36,939
Series 2015-C25, Class A5	3.635	10-15-48	10,000	10,392
Series 2015-C27, Class A4	3.753	12-15-47	660,000	689,674
Series 2016-C28, Class C (P)	4.595	01-15-49	460,000	466,197
Series 2016-C29, Class A4	3.325	05-15-49	45,000	45,468
Series 2016-C30, Class A1	1.389	09-15-49	28,495	28,110
Morgan Stanley Capital I Trust Series 2015-MS1, Class AS (P)	4.030	05-15-48	20,000	20,806
One Market Plaza Trust Series 2017-1MKT, Class A (S)	3.613	02-10-32	275,000	283,683
Palisades Center Trust Series 2016-PLSD, Class A (S)	2.713	04-13-33	305,000	304,725

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       72

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	3.994	04-25-37	51,449	$43,255
Towd Point Mortgage Trust
Series 2015-4, Class A1B (P) (S)	2.750	04-25-55	71,364	71,394
Series 2016-1, Class A1B (P) (S)	2.750	02-25-55	202,753	202,749
Series 2016-1, Class A3B (P) (S)	3.000	02-25-55	155,960	155,829
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.699	03-15-25	371	393
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (P)	1.558	01-25-45	76,245	69,298
Series 2005-AR11, Class A1C3 (P)	1.288	08-25-45	134,992	120,466
Series 2005-AR12, Class 2A1 (P)	3.049	09-25-35	13,057	13,065
Series 2005-AR13, Class A1C3 (P)	1.268	10-25-45	88,145	75,801
Series 2005-AR19, Class A1C3 (P)	1.278	12-25-45	68,156	62,119
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437	12-15-47	82,401	82,127
Series 2015-C26, Class A1	1.454	02-15-48	35,734	35,601
Series 2015-C27, Class A1	1.730	02-15-48	156,511	156,502
Series 2015-C28, Class A1	1.531	05-15-48	59,647	59,452
Series 2015-LC20, Class A1	1.471	04-15-50	116,334	115,928
Series 2015-NSX2, Class C (P)	4.251	07-15-58	35,000	33,101
Series 2015-NXS2, Class A2	3.020	07-15-58	270,000	276,566
Series 2015-NXS2, Class A5 (P)	3.767	07-15-58	240,000	250,272
Series 2015-NXS2, Class AS (P)	4.121	07-15-58	45,000	47,218
Series 2015-NXS2, Class B (P)	4.251	07-15-58	60,000	60,155
Series 2015-SG1, Class A1	1.568	12-15-47	43,424	43,353
Series 2015-SG1, Class A4	3.789	12-15-47	195,000	203,229
Series 2016-LC24, Class A1	1.441	10-15-49	27,875	27,672
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	3.008	06-25-34	14,288	14,310
Series 2006-2, Class 2A1 (P)	1.478	03-25-36	53,566	43,624
Series 2003-O, Class 5A1 (P)	2.896	01-25-34	26,931	27,465
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283	05-15-47	84,749	84,461
Series 2013-C13, Class A4	3.001	05-15-45	275,000	277,619
Series 2014-C21, Class A1	1.413	08-15-47	74,981	74,745
Series 2014-C22, Class A1	1.479	09-15-57	63,455	63,274
Series 2014-C23, Class A1	1.663	10-15-57	26,311	26,315
WFRBS Commercial Mortgage Trust Series 2013-C18, Class A3	3.651	12-15-46	110,000	114,713
U.S. Government Agency 0.9%				8,715,948
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.320	08-01-28	1,164	986
Series 2014-HQ2, Class M1 (P)	2.228	09-25-24	55,334	55,512
Series 2014-HQ2, Class M2 (P)	2.978	09-25-24	250,000	255,635

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       73

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2015-DN1, Class M2 (P)	3.178	01-25-25	93,073	$93,520
Series 2015-DNA1, Class M2 (P)	2.628	10-25-27	280,000	285,266
Series 2015-DNA3, Class M2 (P)	3.628	04-25-28	250,000	258,793
Series 2015-HQ1, Class M2 (P)	2.978	03-25-25	185,574	187,357
Series 2015-HQ2, Class M2 (P)	2.728	05-25-25	250,000	254,445
Series 2016-DNA1, Class M2 (P)	3.678	07-25-28	250,000	260,259
Series 2016-DNA3, Class M2 (P)	2.778	12-25-28	250,000	255,495
Series 2016-HQA1, Class M1 (P)	2.528	09-25-28	169,527	170,400
Series 2017-DNA1, Class M2 (P)	4.028	07-25-29	250,000	247,720
Series 2017-HQ1, Class M1 (P)	4.320	08-25-29	250,000	250,706
Series 4448, Class JA	4.000	11-15-36	100,000	105,464
Series 4566, Class FA (P)	1.270	04-15-46	108,932	109,302
Series 4604, Class FH (P)	1.270	08-15-46	16,360	16,411
Series 4614, Class FG (P)	1.270	09-15-46	136,162	136,600
Series 4621, Class FK (P)	1.270	10-15-46	94,148	94,381
Series 4623, Class EF (P)	1.220	10-15-46	59,431	59,390
Series 4623, Class HF (P)	1.220	10-15-46	876,264	875,528
Series 4623, Class MF (P)	1.270	10-15-46	54,486	54,665
Series 4648, Class FA (P)	1.270	01-15-47	130,704	131,069
Series 4650, Class FL (P)	1.220	01-15-47	129,140	129,136
Series 4654, Class FK (P)	1.266	02-15-47	72,409	72,315
Series K025, Class A1	1.875	04-25-22	176,713	176,335
Series K502, Class A2	1.426	08-25-17	130,595	130,594
Series K712, Class A1	1.369	05-25-19	28,672	28,662
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	100,895	111,815
Series 2016-103, Class LF (P)	1.278	01-25-47	39,537	39,656
Series 2016-63, Class AF (P)	1.278	09-25-46	218,807	219,431
Series 2016-64, Class FA (P)	1.278	09-25-46	243,719	244,477
Series 2016-70, Class F (P)	1.228	10-25-46	115,987	115,974
Series 2016-79, Class NF (P)	1.228	11-25-46	230,459	230,153
Series 2016-83, Class FA (P)	1.278	11-25-46	52,989	53,152
Series 2016-84, Class FT (P)	1.278	11-25-46	130,587	130,979
Series 2016-85, Class FA (P)	1.278	11-25-46	88,438	88,729
Series 2016-85, Class FG (P)	1.278	11-25-46	91,645	91,921
Series 2016-C01, Class 2M1 (P)	2.878	08-25-28	425,908	430,502
Series 2016-C02, Class 1M1 (P)	2.928	09-25-28	41,286	41,799
Series 2016-C05, Class 2M1 (P)	2.128	01-25-29	100,842	101,433
Series 2016-C06, Class 1M1 (P)	2.078	04-25-29	318,776	320,970
Series 319, Class 2 IO	6.500	02-25-32	3,572	864
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	21,470	1,348
Series 2010-109, Class CI IO	4.500	12-20-37	174,842	4,502
Series 2010-127, Class JI IO	4.000	02-20-39	265,771	17,306

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       74

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2010-128, Class JC	4.000	06-20-39	70,000	$73,964
Series 2010-165, Class IP IO	4.000	04-20-38	820,627	56,622
Series 2010-42, Class PI IO	4.500	09-20-37	448,938	10,166
Series 2010-87, Class HI IO	4.500	11-20-38	484,944	26,285
Series 2010-92, Class PI IO	4.500	11-20-37	52,485	1,178
Series 2010-98, Class PI IO	4.500	10-20-37	42,900	876
Series 2011-123, Class MA	4.000	07-20-41	485,000	514,069
Series 2011-133, Class GB	3.500	09-20-41	100,000	102,751
Series 2011-41 Class AI IO	4.500	12-20-39	183,705	11,537
Series 2011-88, Class EI IO	4.500	11-20-39	27,995	2,298
Series 2011-94, Class AI IO	4.500	01-20-39	146,331	5,382
Series 2012-94, Class BI IO	4.000	05-20-37	201,211	30,661
Series 2013-24, Class OI IO	4.000	02-20-43	121,672	24,653
Series 2014-115, Class KI IO	3.000	06-20-37	212,575	26,039
Series 2014-129, Class BI IO	3.500	09-20-29	486,975	56,348
Series 2014-160, Class DI IO	3.500	04-20-39	500,490	52,597
Series 2015-100, Class AI IO	3.500	03-20-39	353,647	30,688
Series 2015-148, Class LI	3.500	06-20-39	476,830	65,055
Series 2015-148, Class LI	3.500	05-20-43	121,816	25,106
Series 2016-120, Class NF (P)	1.181	09-20-46	300,957	300,236
Series 2016-46, Class IO	3.500	04-20-46	1,091,697	194,833
Series 2016-60, Class IK	3.500	12-20-45	894,708	163,647
Asset backed securities 3.6%				$33,479,921
(Cost $33,490,817)
Asset backed securities 3.6%				33,479,921
Ally Auto Receivables Trust
Series 2014-1, Class C	2.040	12-15-19	55,000	55,160
Series 2014-1, Class D	2.480	02-15-21	50,000	50,313
Series 2015-2, Class B (S)	2.070	10-15-20	115,000	115,267
Series 2015-2, Class D (S)	3.010	03-15-22	30,000	30,349
Series 2016-1, Class B	1.990	03-15-21	115,000	114,914
Series 2016-1, Class C	2.290	06-15-21	75,000	75,114
Series 2016-1, Class D	2.840	09-15-22	30,000	30,346
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	965,000	965,102
American Express Credit Account Master Trust Series 2014-2, Class A	1.260	01-15-20	195,000	195,089
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class B	1.520	01-08-19	58,531	58,548
Series 2013-5, Class D	2.860	12-09-19	85,000	86,122
Series 2014-2, Class B	1.600	07-08-19	130,000	130,108
Series 2014-3, Class C	2.580	09-08-20	25,000	25,265
Series 2014-4, Class C	2.470	11-09-20	40,000	40,407

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       75

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class A3	1.260	11-08-19	120,810	$120,785
Series 2015-2, Class A3	1.270	01-08-20	99,624	99,570
Series 2015-2, Class D	3.000	06-08-21	40,000	40,564
Series 2015-3, Class D	3.340	08-08-21	45,000	45,592
Series 2016-1, Class A3	1.810	10-08-20	75,000	75,142
Series 2016-1, Class C	2.890	01-10-22	830,000	838,578
Series 2016-2, Class C	2.870	11-08-21	45,000	45,335
Series 2016-3, Class D	2.710	09-08-22	115,000	114,332
Series 2016-4, Class A3	1.530	07-08-21	65,000	64,638
Series 2017-1, Class B	2.300	02-18-22	65,000	64,965
Series 2017-1, Class C	2.710	08-18-22	15,000	15,041
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810	11-15-22	6,300	6,298
Series 2015-A, Class A2 (S)	1.110	11-15-18	58,478	58,427
Series 2015-A, Class A3 (S)	1.670	09-15-23	160,000	159,592
Series 2016-A, Class A2 (S)	1.820	07-15-24	90,715	90,683
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A3 (S)	1.610	10-13-20	28,671	28,690
Series 2015-2A, Class A3 (S)	1.930	03-11-19	566,000	567,290
Series 2016-1A, Class A2 (S)	1.750	11-13-18	30,654	30,717
Series 2016-1A, Class A3 (S)	1.920	12-10-19	60,000	59,983
Series 2016-2A, Class A2 (S)	1.460	04-10-19	65,000	64,904
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A (S)	2.100	03-20-19	100,000	100,334
Series 2013-1A, Class A (S)	1.920	09-20-19	410,000	409,924
Series 2013-2A, Class A (S)	2.970	02-20-20	475,000	482,087
Series 2013-2A, Class B (S)	3.660	02-20-20	100,000	101,165
Series 2014-1A, Class A (S)	2.560	07-20-20	390,000	391,499
Series 2015-1A, Class A (S)	2.500	07-20-21	100,000	100,071
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640	12-25-28	9,493	9,482
Barclays Dryrock Issuance Trust
Series 2015-1, Class A	2.200	12-15-22	100,000	100,266
Series 2015-2, Class A	1.560	03-15-21	490,000	489,579
BMW Vehicle Lease Trust Series 2016-2, Class A3	1.430	09-20-19	35,000	34,862
Cabela's Master Credit Card Trust Series 2014-1, Class A (P)	1.120	03-16-20	75,000	75,000
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	20,086
Capital Auto Receivables Asset Trust
Series 2013-4, Class D	3.220	05-20-19	30,000	30,331
Series 2014-1, Class C	2.840	04-22-19	55,000	55,474
Series 2014-2, Class C	2.410	05-20-19	75,000	75,461
Series 2014-3, Class A3	1.480	11-20-18	58,030	58,046

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       76

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2, Class A2	1.390	09-20-18	23,172	$23,183
Series 2015-2, Class A3	1.730	09-20-19	490,000	491,189
Series 2015-4, Class A2	1.620	03-20-19	80,000	80,089
Series 2015-4, Class A4	2.010	07-20-20	145,000	145,011
Series 2016-1, Class A3	1.730	04-20-20	45,000	44,982
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,843
Series 2016-3, Class A3	1.540	08-20-20	20,000	19,951
CarMax Auto Owner Trust
Series 2014-1, Class B	1.690	08-15-19	20,000	20,017
Series 2014-1, Class C	1.930	11-15-19	30,000	30,112
Series 2014-1, Class D	2.430	08-17-20	295,000	295,199
Series 2015-1, Class A3	1.380	11-15-19	61,015	61,013
Series 2015-2, Class A3	1.370	03-16-20	101,373	101,324
Series 2016-1, Class A4	1.880	06-15-21	100,000	99,522
Series 2016-2, Class A3	1.520	02-16-21	90,000	89,714
Series 2016-4, Class A3	1.400	08-15-21	100,000	99,147
Series 2016-4, Class C	2.260	07-15-22	40,000	39,324
CCG Receivables Trust
Series 2014-1, Class A2 (S)	1.060	11-15-21	70,943	70,865
Series 2015-1, Class B (S)	2.600	01-17-23	100,000	99,665
Series 2016-1, Class A2 (S)	1.690	09-14-22	145,000	144,746
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	374	369
Series 2002-4, Class 2A1 (P)	1.518	10-25-32	4,624	4,319
Chase Issuance Trust
Series 2015-A2, Class A2	1.590	02-18-20	370,000	370,767
Series 2016-A2, Class A	1.370	06-15-21	730,000	724,433
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (S)	1.360	01-15-20	110,000	109,939
Series 2016-BA, Class A3 (S)	1.640	07-15-21	100,000	99,619
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750	11-19-21	700,000	698,791
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	167,669	167,520
Series 2016-C, Class A3	1.440	12-15-21	90,000	89,140
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	2.383	01-25-34	42,535	40,542
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262	02-20-45	377,300	379,319
Series 2015-1A, Class A2II (S)	3.980	02-20-45	186,200	188,736
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270	05-20-26	38,222	37,901
Series 2014-1, Class A (S)	2.540	05-20-27	40,458	39,942
Series 2015-1, Class A (S)	2.730	07-20-27	58,098	58,090
Series 2015-2, Class A (S)	2.990	05-22-28	45,646	45,460

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       77

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	250,000	$250,129
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216	01-25-42	543,261	552,154
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (S)	2.530	02-25-27	127,514	126,857
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590	02-22-21	120,343	120,388
Series 2015-2, Class A3 (S)	2.090	02-22-21	370,000	369,787
Series 2017-1, Class A2 (S)	2.130	07-20-22	620,000	620,105
Ford Credit Auto Lease Trust Series 2015-A, Class A4	1.310	08-15-18	125,000	124,984
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820	11-15-19	225,000	225,294
Series 2014-C, Class A4	1.560	02-15-20	95,000	94,971
Series 2015-A, Class A3	1.280	09-15-19	52,310	52,292
Series 2016-A, Class A4	1.600	06-15-21	95,000	94,686
Series 2016-C, Class B	1.730	03-15-22	80,000	78,933
Series 2016-C, Class C	1.930	04-15-23	55,000	54,156
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1	1.400	08-15-19	155,000	155,078
Series 2016-3, Class A1	1.550	07-15-21	105,000	104,187
Ford Credit Floorplan Master Owner Trust A
Series 2013-4, Class C	2.290	06-15-20	65,000	65,201
Series 2016-3, Class B	1.750	07-15-21	30,000	29,654
Series 2016-5, Class B	2.160	11-15-21	275,000	273,686
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700	07-08-20	40,000	40,071
Series 2015-4, Class C	2.880	07-08-21	65,000	65,563
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.620	09-20-19	100,000	99,910
Series 2016-2, Class B	2.080	03-20-20	180,000	178,683
Series 2016-2, Class C	2.580	03-20-20	110,000	109,874
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (S)	1.650	05-15-20	100,000	100,014
Series 2016-1, Class A1 (S)	1.960	05-17-21	505,000	504,467
Series 2016-1, Class B (S)	2.410	05-17-21	200,000	199,746
Series 2017-1, Class A1 (S)	2.220	01-18-22	205,000	204,712
Series 2017-1, Class B (S)	2.580	01-18-22	480,000	479,387
Series 2017-1, Class C (S)	2.970	01-18-22	100,000	100,130
GreatAmerica Leasing Receivables Series 2014-1, Class A4 (S)	1.470	08-15-20	117,486	117,568
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 (S)	1.720	04-22-19	100,000	99,904
Series 2017-1, Class A3 (S)	2.060	06-22-20	100,000	99,832

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       78

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	1.058	10-25-35	66,581	$62,099
Series 2005-14, Class 2A3 (P)	1.128	12-25-35	56,922	48,138
Series 2007-7, Class 2A1 (P)	0.770	07-25-37	164,144	144,711
GSAA Trust Series 2005-8, Class A3 (P)	1.208	06-25-35	126,667	120,177
Hilton Grand Vacations Trust
Series 2014-AA, Class A (S)	1.770	11-25-26	213,550	211,038
Series 2017-AA, Class A (S)	2.660	12-27-28	200,000	199,972
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360	01-18-23	90,000	88,754
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	120,000	119,339
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260	09-17-18	38,098	38,102
Series 2015-A, Class A4 (S)	1.650	08-15-19	180,000	180,299
Series 2015-B, Class A4 (S)	1.660	07-15-19	370,000	370,857
Series 2016-B, Class A3 (S)	1.520	10-15-19	280,000	279,744
Series 2016-C, Class A3 (S)	1.490	02-18-20	160,000	159,502
Series 2016-C, Class A4 (S)	1.650	07-15-20	100,000	99,728
Series 2017-A, Class A3 (S)	1.880	08-17-20	160,000	160,332
Hyundai Auto Receivables Trust Series 2016-A, Class A3	1.560	09-15-20	30,000	29,980
John Deere Owner Trust
Series 2015-A, Class A3	1.320	06-17-19	48,189	48,190
Series 2016-A, Class A3	1.360	04-15-20	60,000	59,833
Series 2016-B, Class A3	1.250	06-15-20	35,000	34,800
Series 2016-B, Class A4	1.490	05-15-23	20,000	19,813
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670	07-15-20	540,000	540,681
Series 2015-1A, Class A4 (S)	1.790	08-16-21	400,000	399,212
Series 2016-1A, Class A3 (S)	1.500	07-15-20	100,000	98,964
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3	1.350	08-15-19	110,000	109,646
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340	12-16-19	155,000	154,936
Series 2016-A, Class A3	1.520	03-15-19	70,000	70,068
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870	01-08-19	173,195	172,990
Series 2015-AA, Class A3 (S)	1.390	10-16-19	83,474	83,390
Series 2015-AA, Class A4 (S)	1.930	07-16-21	195,000	194,954
Series 2016-AA, Class A3 (S)	1.480	06-15-20	100,000	99,414
Series 2016-AA, Class A4 (S)	1.760	01-17-23	225,000	221,948
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150	04-22-30	69,147	68,373
Series 2014-1A, Class A (S)	2.250	09-22-31	104,573	103,116

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       79

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nationstar HECM Loan Trust
Series 2016-1A, Class A (S)	2.981	02-25-26	48,306	$48,237
Series 2016-2A, Class A (S)	2.239	06-25-26	55,605	56,012
Series 2016-3A, Class A (S)	2.013	08-25-26	74,654	75,148
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.702	11-25-24	204,542	209,059
Nissan Auto Lease Trust
Series 2015-B, Class A3	1.540	04-16-18	155,000	155,158
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,861
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3	1.340	03-16-20	155,000	154,774
Series 2016-B, Class A3	1.320	01-15-21	25,000	24,843
Nissan Master Owner Trust Receivables Trust
Series 2015-A, Class A2	1.440	01-15-20	120,000	119,994
Series 2016-A, Class A2	1.540	06-15-21	55,000	54,393
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	60,000	60,577
Series 2015-2, Class D	3.020	04-15-21	285,000	288,367
Series 2015-3, Class D	3.490	05-17-21	75,000	76,483
Series 2015-4, Class D	3.530	08-16-21	40,000	40,743
Series 2015-5, Class C	2.740	12-15-21	115,000	115,829
Series 2015-5, Class D	3.650	12-15-21	100,000	102,047
Series 2016-1, Class B	2.470	12-15-20	25,000	25,194
Series 2016-1, Class D	4.020	04-15-22	25,000	25,770
Series 2016-3, Class C	2.460	03-15-22	68,000	67,960
Series 2017-1, Class A2	1.490	02-18-20	100,000	99,997
Series 2017-1, Class B	2.100	06-15-21	45,000	44,997
Series 2017-1, Class C	2.580	05-16-22	55,000	54,998
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050	06-20-31	30,428	30,332
Series 2014-3A, Class A (S)	2.300	10-20-31	159,908	159,419
Series 2015-1A, Class A (S)	2.400	03-22-32	248,749	247,215
Series 2015-2A, Class A (S)	2.430	06-20-32	116,326	116,203
Series 2015-3A, Class A (S)	2.580	09-20-32	121,252	121,674
Series 2016-2A, Class A (S)	2.330	07-20-33	69,706	68,994
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	2.688	07-25-22	275,979	282,977
Series 2008-5, Class A4 (P)	2.738	07-25-23	262,979	269,629
Series 2008-9, Class A (P)	2.538	04-25-23	309,351	314,724
Series 2010-1, Class A (P)	1.178	03-25-25	103,456	101,504
SMART ABS Trust
Series 2013-2US, Class A4A	1.180	02-14-19	87,835	87,554
Series 2015-1US, Class A3A	1.500	09-14-18	82,151	82,031
Series 2015-3US, Class A3A	1.660	08-14-19	105,000	104,682
Series 2016-2US, Class A2A	1.450	08-14-19	125,000	124,203

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       80

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-2US, Class A3A	1.710	03-15-21	270,000	$267,092
SMB Private Education Loan Trust
Series 2014-A, Class A2A (S)	3.050	05-15-26	150,000	152,562
Series 2015-A, Class A2A (S)	2.490	06-15-27	160,000	159,046
Series 2015-B, Class A2A (S)	2.980	07-15-27	180,000	182,338
Series 2015-C, Class A2A (S)	2.750	07-15-27	200,000	201,798
Series 2016-A, Class A2A (S)	2.700	05-15-31	100,000	99,463
Series 2016-B, Class A2A (S)	2.430	02-17-32	165,000	162,995
Springleaf Funding Trust Series 2016-AA, Class A (S)	2.900	11-15-29	120,000	120,214
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220	01-15-22	480,000	483,977
Series 2013-1, Class B	1.690	03-15-21	630,000	629,268
Series 2014-1, Class A	1.610	11-15-20	210,000	210,320
Series 2014-1, Class B	1.810	11-15-20	225,000	225,241
Series 2014-1, Class C	1.910	11-15-20	105,000	105,047
Series 2015-1, Class B	2.640	03-15-23	180,000	180,696
Series 2015-2, Class A	1.600	04-15-21	180,000	180,050
Series 2015-3, Class B	1.940	09-15-21	100,000	99,957
Series 2015-4, Class B	2.620	09-15-23	85,000	85,172
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	15,438	15,644
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000	03-25-54	252,524	254,155
Series 2015-5, Class A1B (P) (S)	2.750	05-25-55	218,759	218,757
Series 2016-2, Class A1A (P) (S)	2.750	08-25-55	105,522	104,983
Series 2016-3, Class A1 (P) (S)	2.250	04-25-56	308,381	305,208
Series 2017-1, Class A1 (P) (S)	2.750	10-25-56	100,000	99,890
Toyota Auto Receivables Trust Series 2016-C, Class A3	1.140	08-17-20	80,000	79,393
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	170,000	169,890
VB-S1 Issuer LLC
Series 2016-1A, Class C (S)	3.065	06-15-46	140,000	138,099
Series 2016-1A, Class F (S)	6.901	06-15-46	85,000	87,678
Verizon Owner Trust Series 2016-2A, Class A (S)	1.680	05-20-21	230,000	228,743
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390	05-20-21	250,000	248,062
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (S)	1.670	02-18-20	130,000	130,042
Series 2014-1A, Class A3 (S)	0.820	04-16-18	11,865	11,859
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	429,563	430,462
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840	03-20-23	8,554	8,550

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       81

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1A, Class A3 (S)	1.460	03-20-23	200,000	$199,863
Series 2015-1A, Class A2 (S)	1.270	04-22-24	103,531	103,668
Series 2016-1A, Class A2 (S)	1.590	05-20-25	200,000	199,003
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340	05-15-20	37,421	37,413
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3	1.450	08-15-19	85,000	84,558
			Shares	Value
Common stocks 11.4%				$106,564,081
(Cost $78,389,952)
Consumer discretionary 1.0%				9,655,778
Auto components 0.1%
Adient PLC (I)			10,773	723,191
Automobiles 0.0%
Ford Motor Company			30,300	379,659
General Motors Company			1,899	69,959
Hotels, restaurants and leisure 0.2%
Carnival Corp.			12,725	711,964
Las Vegas Sands Corp.			19,300	1,021,935
Leisure products 0.1%
Mattel, Inc.			31,400	807,922
Media 0.5%
Comcast Corp., Class A			35,200	1,317,184
Liberty Broadband Corp., Series A (I)			2,050	172,733
Liberty Broadband Corp., Series C (I)			2,850	244,929
Liberty Global PLC LiLAC, Series C (I)			262	6,443
News Corp., Class A			64,300	824,326
The Walt Disney Company			5,600	616,504
Time Warner, Inc.			1,333	130,914
Twenty-First Century Fox, Inc., Class B			49,300	1,446,955
Multiline retail 0.1%
Kohl's Corp.			16,100	686,182
Macy's, Inc.			14,900	494,978
Consumer staples 0.7%				6,283,999
Beverages 0.2%
Diageo PLC			22,798	642,786
PepsiCo, Inc.			11,291	1,246,301
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.			13,200	936,276
Food products 0.2%
Archer-Daniels-Midland Company			27,700	1,301,069

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       82

	Shares	Value
Consumer staples (continued)
Food products (continued)
Kellogg Company	6,800	$503,676
The Hershey Company	1,400	151,690
Tyson Foods, Inc., Class A	1,054	65,938
Household products 0.0%
Kimberly-Clark Corp.	1,100	145,805
Personal products 0.1%
Avon Products, Inc. (I)	32,300	142,120
Coty, Inc., Class A	26,793	503,173
Tobacco 0.1%
Philip Morris International, Inc.	5,900	645,165
Energy 1.2%		11,497,487
Energy equipment and services 0.0%
Rowan Companies PLC, Class A (I)	12,700	230,124
Oil, gas and consumable fuels 1.2%
Apache Corp.	16,701	878,306
Canadian Natural Resources, Ltd.	14,200	407,682
Chevron Corp.	10,400	1,170,000
EQT Corp.	3,770	225,785
Exxon Mobil Corp.	31,400	2,553,448
Hess Corp.	19,881	1,022,679
Occidental Petroleum Corp.	20,100	1,317,555
Pacific Exploration and Production Corp. (I)	3,500	142,090
Pacific Exploration and Production Corp. (I)	8,594	333,447
Pacific Exploration and Production Corp. (I)	1,445	58,749
Royal Dutch Shell PLC, ADR, Class A (L)	24,100	1,250,549
TOTAL SA	38,221	1,907,073
Financials 2.9%		27,389,249
Banks 1.3%
Bank of America Corp.	26,937	664,805
Citigroup, Inc.	24,741	1,479,759
Fifth Third Bancorp	34,800	954,912
JPMorgan Chase & Co.	41,927	3,799,425
KeyCorp	44,000	825,880
Royal Bank of Scotland Group PLC (I)	154,399	454,423
The PNC Financial Services Group, Inc.	8,200	1,043,286
U.S. Bancorp	15,400	847,000
Wells Fargo & Company	42,400	2,454,112
Capital markets 0.8%
Ameriprise Financial, Inc.	11,548	1,518,562
Morgan Stanley	50,100	2,288,067
Northern Trust Corp.	13,985	1,221,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       83

	Shares	Value
Financials (continued)
Capital markets (continued)
Och-Ziff Capital Management Group LLC, Class A	28,300	$81,221
State Street Corp.	19,900	1,586,229
The Bank of New York Mellon Corp.	19,200	905,088
Consumer finance 0.2%
American Express Company	16,300	1,304,978
Insurance 0.6%
Chubb, Ltd.	3,191	440,900
Loews Corp.	33,308	1,564,810
Marsh & McLennan Companies, Inc.	18,000	1,322,640
MetLife, Inc.	32,700	1,714,788
Willis Towers Watson PLC	4,427	568,560
XL Group, Ltd.	8,600	348,214
Health care 1.2%		11,137,962
Biotechnology 0.1%
Gilead Sciences, Inc.	9,300	655,464
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	4,900	896,945
Medtronic PLC	13,200	1,068,012
Health care providers and services 0.2%
Anthem, Inc.	10,038	1,654,463
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	18,200	1,032,122
GlaxoSmithKline PLC	28,938	592,156
Johnson & Johnson	16,900	2,065,349
Merck & Company, Inc.	15,800	1,040,746
Pfizer, Inc.	62,506	2,132,705
Industrials 1.3%		11,743,852
Aerospace and defense 0.3%
The Boeing Company	12,765	2,300,636
United Technologies Corp.	2,200	247,610
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	10,200	1,078,752
Airlines 0.1%
Southwest Airlines Company	7,600	439,280
Building products 0.2%
Johnson Controls International PLC	41,295	1,731,912
Electrical equipment 0.1%
Emerson Electric Company	17,130	1,029,513
Industrial conglomerates 0.2%
General Electric Company	63,200	1,883,992

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       84

	Shares	Value
Industrials (continued)
Machinery 0.3%
Cummins, Inc.	4,400	$653,356
Flowserve Corp.	10,986	510,300
Illinois Tool Works, Inc.	8,798	1,161,424
Pentair PLC	10,600	615,436
Road and rail 0.0%
Union Pacific Corp.	849	91,641
Information technology 1.2%		11,044,433
Communications equipment 0.3%
Cisco Systems, Inc.	42,800	1,462,904
Harris Corp.	14,350	1,577,065
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	4,870	362,669
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	8,305	680,429
Applied Materials, Inc.	32,850	1,189,827
QUALCOMM, Inc.	27,700	1,564,496
Texas Instruments, Inc.	9,600	735,552
Software 0.3%
CA, Inc.	5,700	183,939
Microsoft Corp.	34,185	2,187,156
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	3,300	452,067
Western Digital Corp.	8,433	648,329
Materials 0.5%		5,012,375
Chemicals 0.2%
CF Industries Holdings, Inc. (L)	25,800	810,636
E.I. du Pont de Nemours & Company	21,660	1,701,176
Construction materials 0.1%
Vulcan Materials Company	6,600	796,026
Containers and packaging 0.1%
International Paper Company	19,284	1,016,267
Metals and mining 0.1%
Nucor Corp.	11,000	688,270
Real estate 0.2%		2,329,419
Equity real estate investment trusts 0.2%
Equity Residential	9,800	618,086
Rayonier, Inc.	23,900	684,496
Weyerhaeuser Company	25,189	849,373

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       85

	Shares	Value
Real estate (continued)
Real estate management and development 0.0%
The Howard Hughes Corp. (I)	1,525	$177,464
Telecommunication services 0.4%		3,365,148
Diversified telecommunication services 0.3%
CenturyLink, Inc. (L)	17,375	421,518
Telefonica SA	35,115	357,469
Verizon Communications, Inc.	36,425	1,807,773
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)	7,800	487,734
Vodafone Group PLC	116,059	290,654
Utilities 0.8%		7,104,379
Electric utilities 0.5%
Edison International	13,100	1,044,594
Exelon Corp.	22,700	833,317
FirstEnergy Corp.	9,362	303,610
PG&E Corp.	22,500	1,501,875
The Southern Company	7,400	376,068
Xcel Energy, Inc.	19,200	839,232
Independent power and renewable electricity producers 0.1%
AES Corp.	65,798	757,993
NRG Energy, Inc.	15,662	259,363
Multi-utilities 0.2%
NiSource, Inc.	49,700	1,188,327
Preferred securities 0.2%		$2,145,709
(Cost $2,019,686)
Health care 0.0%		230,743
Pharmaceuticals 0.0%
Allergan PLC, 5.500%	269	230,743
Real estate 0.0%		231,409
Equity real estate investment trusts 0.0%
American Tower Corp., 5.250%	1,249	135,966
American Tower Corp., 5.500%	883	95,443
Telecommunication services 0.0%		110,856
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	110,856
Utilities 0.2%		1,572,701
Electric utilities 0.2%
Great Plains Energy, Inc., 7.000%	6,054	321,407
NextEra Energy, Inc., 6.123%	20,664	1,081,140

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       86

Shares	Value
Utilities (continued)
Multi-utilities 0.0%
DTE Energy Company, 6.500%	3,151	$170,154
Shares/Par	Value
Purchased options 0.0%	$38,783
(Cost $53,414)
Call options 0.0%	30,446
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-6-17; Strike Price:$1.09; Counterparty: Citibank N.A.) (I)	800,000	30,441
Over the Counter Option on the USD vs. BRL (Expiration Date: 3-2-17; Strike Price:$3.75; Counterparty: Citibank N.A.) (I)	400,000	0
Over the Counter Option on the USD vs. KRW (Expiration Date: 3-7-17; Strike Price:$1,180.00; Counterparty: Goldman Sachs International) (I)	290,000	5
Put options 0.0%	8,337
Over the Counter Option on 5 Year Credit Default Swaption (Expiration Date 3-15-17; Strike Price: EUR 82.50; Counterparty: Citibank N.A.) (I)	4,200,000	607
Over the Counter Option on 5 Year Credit Default Swaption (Expiration Date 6-21-17; Strike Price: EUR 325.00; Counterparty: Citibank N.A.) (I)	400,000	4,859
Over the Counter Option on the USD vs. MXN (Expiration Date: 4-27-17; Strike Price:$19.45; Counterparty: Citibank N.A.) (I)	450,000	2,871
Yield (%)	Shares	Value
Securities lending collateral 0.2%	$1,999,075
(Cost $1,999,049)
John Hancock Collateral Trust (W)	0.8372(Y)	199,766	1,999,075
Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%	$36,736,179
(Cost $36,717,774)
Commercial paper 0.4%	3,924,279
Anheuser-Busch InBev SA	1.500	10-10-17	250,000	248,096
AXA Financial, Inc.	1.550	07-24-17	250,000	248,629
AXA Financial, Inc.	3.169	08-30-17	395,000	392,141
Canadian Natural Resources	1.402	04-20-17	290,000	289,424
Credit Suisse AG	1.753	09-12-17	575,000	576,463
Enbridge Energy Partners LP	1.950	05-09-17	690,000	688,323
Ford Motor Credit Company LLC	1.750	09-01-17	500,000	495,604
Manhattan Asset Fdg.	1.520	09-06-17	250,000	248,058
ONEOK Partners LP	1.360	04-04-17	490,000	489,501
Vodafone Group PLC	1.600	09-01-17	250,000	248,040
Foreign government 0.4%	3,384,670
Japan Treasury Discount Bill	0.000	03-13-17	JPY	50,000,000	445,116
Japan Treasury Discount Bill	0.000	05-29-17	JPY	330,000,000	2,939,554

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       87

		Yield (%)	Shares	Value
Money market funds 3.0%				$28,285,721
T. Rowe Price Government Money Fund		0.5166(Y)	28,285,721	28,285,721
			Par value^	Value
Repurchase agreement 0.1%				1,141,509
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.000% to be repurchased at $244,509 on 3-1-17, collateralized by $247,900 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $249,401, including interest)			244,509	$244,509
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $897,002 on 3-1-17, collateralized by $925,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $917,836, including interest)			897,000	897,000
Total investments (Cost $916,991,756)† 101.5%				$950,562,571
Other assets and liabilities, net (1.5%)				($14,081,929)
Total net assets 100.0%				$936,480,642
	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.7)%				($6,543,872)
(Cost ($6,522,366))
U.S. Government Agency (0.7)%				(6,543,872)
Federal National Mortgage Association (C)	2.500	TBA	(3,590,000)	(3,418,276)
Government National Mortgage Association (C)	3.000	TBA	(3,095,000)	(3,125,596)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       88

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,601,334 or 16.0% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $922,399,436. Net unrealized appreciation aggregated to $28,163,135, of which $44,079,327 related to appreciated investment securities and $15,916,192 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       89

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	122	Long	Jun 2017	$26,384,602	$26,401,561	$16,959
3 Year South Korea Government Bond Futures	52	Long	Mar 2017	$5,031,132	$5,037,435	$6,303
5-Year U.S. Treasury Note Futures	193	Long	Jun 2017	22,690,991	22,716,703	25,712
10-Year Canada Government Bond Futures	9	Long	Jun 2017	924,403	930,696	6,293
10-Year Mini Japan Government Bond Futures	48	Long	Mar 2017	6,418,730	6,432,329	13,599
10-Year U.S. Treasury Note Futures	22	Long	Jun 2017	2,734,317	2,740,719	6,402
10-Year Ultra U.S. Treasury Bond Futures	6	Long	Jun 2017	798,713	803,625	4,912
Euro-BTP Italian Government Bond Futures	17	Long	Mar 2017	2,399,499	2,393,321	(6,178)
Euro-Buxl Futures	5	Long	Mar 2017	927,910	919,665	(8,245)
Euro-OAT Futures	8	Long	Mar 2017	1,245,843	1,270,856	25,013
German Euro BUND Futures	6	Long	Mar 2017	1,036,569	1,055,480	18,911
S&P 500 Index E-Mini Futures	4	Long	Mar 2017	469,208	472,560	3,352
U.S. Treasury Long Bond Futures	17	Long	Jun 2017	2,551,355	2,578,156	26,801
2-Year U.S. Treasury Note Futures	8	Short	Jun 2017	(1,731,738)	(1,731,250)	488
5-Year U.S. Treasury Note Futures	25	Short	Jun 2017	(2,939,280)	(2,942,578)	(3,298)
10-Year Interest Rate Swap Futures	42	Short	Mar 2017	(3,944,652)	(3,963,750)	(19,098)
10-Year U.S. Treasury Note Futures	74	Short	Jun 2017	(9,192,427)	(9,218,781)	(26,354)
10-Year Ultra U.S. Treasury Bond Futures	58	Short	Jun 2017	(7,722,448)	(7,768,375)	(45,927)
German Euro BOBL Futures	35	Short	Mar 2017	(4,921,962)	(4,995,651)	(73,689)
Ultra U.S. Treasury Bond Futures	4	Short	Jun 2017	(639,275)	(647,125)	(7,850)
U.K. Long Gilt Bond Futures	10	Short	Jun 2017	(1,573,191)	(1,578,734)	(5,543)
U.S. Treasury Long Bond Futures	2	Short	Jun 2017	(300,138)	(303,312)	(3,174)
						($44,611)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	5,986,000	USD	351,439	BNP Paribas SA	3/22/2017	$31,511	—	$31,511
ARS	2,324,000	USD	147,228	BNP Paribas SA	4/6/2017	387	—	387
ARS	1,159,000	USD	74,295	Royal Bank of Scotland PLC	4/6/2017	—	($678)	(678)
ARS	2,358,000	USD	147,559	Credit Suisse International	5/16/2017	—	(183)	(183)
ARS	2,360,000	USD	148,802	Royal Bank of Scotland PLC	5/16/2017	—	(1,301)	(1,301)
AUD	345,011	USD	264,570	Standard Chartered Bank	5/26/2017	—	(541)	(541)
BRL	18,427,704	USD	5,866,122	Barclays Bank PLC Wholesale	3/2/2017	57,280	—	57,280
BRL	1,046,000	USD	337,496	BNP Paribas SA	3/2/2017	—	(1,270)	(1,270)
BRL	5,585,397	USD	1,761,810	Deutsche Bank AG London	3/2/2017	33,562	—	33,562
BRL	1,192,310	USD	383,757	JPMorgan Chase Bank N.A. London	3/2/2017	—	(502)	(502)
BRL	643,954	USD	207,774	Morgan Stanley and Company International PLC	3/2/2017	—	(781)	(781)
BRL	330,601	USD	104,545	Royal Bank of Canada (UK)	3/2/2017	1,724	—	1,724
BRL	2,421,000	USD	781,144	Standard Chartered Bank	3/2/2017	—	(2,937)	(2,937)
BRL	314,000	USD	94,953	State Street Bank London	3/2/2017	5,980	0	5,980
BRL	3,064,029	USD	969,323	Barclays Bank PLC Wholesale	6/2/2017	—	(5,655)	(5,655)

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       90

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	188,000	USD	144,775	Bank of America, N.A.	3/31/2017	—	(3,202)	(3,202)
CAD	177,000	USD	135,604	Canadian Imperial Bank of Commerce	3/31/2017	—	(2,314)	(2,314)
CAD	790,418	USD	603,503	Royal Bank of Canada (UK)	3/31/2017	—	(8,277)	(8,277)
CAD	38,294	USD	29,168	State Street Bank London	3/31/2017	—	(330)	(330)
CHF	911,000	USD	912,734	BNP Paribas SA	5/26/2017	—	(1,186)	(1,186)
CLP	84,545,000	USD	127,789	Credit Suisse International	4/7/2017	1,964	—	1,964
CLP	128,773,000	USD	199,354	Credit Suisse International	5/12/2017	—	(2,132)	(2,132)
CLP	126,613,000	USD	194,311	Royal Bank of Scotland PLC	5/12/2017	—	(396)	(396)
CLP	35,956,000	USD	55,168	State Street Bank London	5/12/2017	—	(100)	(100)
CNY	361,000	USD	51,835	JPMorgan Chase Bank N.A. London	3/13/2017	676	—	676
CNY	5,694,000	USD	819,481	Standard Chartered Bank	3/13/2017	8,763	—	8,763
CNY	285,000	USD	40,951	State Street Bank London	3/13/2017	505	—	505
COP	3,050,738,338	USD	1,025,458	Credit Suisse International	4/7/2017	11,165	—	11,165
COP	216,374,000	USD	73,517	State Street Bank London	4/7/2017	6	—	6
CZK	3,426,000	USD	135,722	Citibank N.A.	5/19/2017	—	(529)	(529)
CZK	3,544,000	USD	142,576	Bank of America, N.A.	7/27/2017	—	(1,856)	(1,856)
CZK	367,000	USD	14,647	State Street Bank London	7/27/2017	—	(75)	(75)
CZK	5,275,000	USD	213,935	Bank of America, N.A.	10/27/2017	—	(2,947)	(2,947)
CZK	8,971,000	USD	367,197	Bank of America, N.A.	1/23/2018	—	(5,609)	(5,609)
CZK	8,904,000	USD	363,595	Citibank N.A.	1/23/2018	—	(4,707)	(4,707)
EUR	74,000	USD	78,645	Bank of America, N.A.	5/26/2017	57	—	57
EUR	213,235	USD	226,796	Barclays Bank PLC Wholesale	5/26/2017	—	(11)	(11)
EUR	3,458,167	USD	3,703,152	Citibank N.A.	5/26/2017	—	(25,240)	(25,240)
EUR	7,000	USD	7,420	State Street Bank London	5/26/2017	25	—	25
GBP	137,253	USD	171,607	Bank of America, N.A.	4/21/2017	—	(1,087)	(1,087)
GBP	164,733	USD	205,859	HSBC Bank USA	4/21/2017	—	(1,200)	(1,200)
GBP	210,500	USD	262,100	Royal Bank of Scotland PLC	4/21/2017	—	(581)	(581)
GBP	18,688	USD	23,416	State Street Bank London	4/21/2017	—	(199)	(199)
GBP	511,076	USD	638,467	Royal Bank of Scotland PLC	5/26/2017	—	(3,029)	(3,029)
GBP	22,000	USD	27,485	State Street Bank London	5/26/2017	—	(132)	(132)
HUF	274,610,776	USD	946,444	Bank of America, N.A.	5/19/2017	26	—	26
IDR	7,812,804,400	USD	569,322	Barclays Bank PLC Wholesale	5/10/2017	11,867	—	11,867
IDR	10,595,960,230	USD	784,421	Citibank N.A.	5/10/2017	3,804	—	3,804
IDR	860,753,000	USD	63,977	State Street Bank London	5/10/2017	54	—	54
INR	154,303,000	USD	2,269,663	Citibank N.A.	5/12/2017	20,262	—	20,262
INR	9,902,000	USD	145,725	HSBC Bank USA	5/12/2017	1,225	—	1,225
JPY	460,581,000	USD	4,097,513	Bank of America, N.A.	5/26/2017	17,073	—	17,073
JPY	313,264,787	USD	2,772,304	Goldman Sachs International	5/26/2017	26,237	—	26,237
JPY	621,855,000	USD	5,524,874	Standard Chartered Bank	5/26/2017	30,449	—	30,449
JPY	3,139,000	USD	28,158	State Street Bank London	5/26/2017	—	(116)	(116)
KRW	169,276,000	USD	147,852	Barclays Bank PLC Wholesale	4/7/2017	1,902	—	1,902
KRW	32,685,000	USD	28,581	HSBC Bank USA	4/7/2017	335	—	335
KRW	64,464,000	USD	56,622	Standard Chartered Bank	4/7/2017	408	—	408
MXN	2,241,000	USD	102,690	BNP Paribas SA	3/17/2017	8,599	—	8,599
MXN	4,686,000	USD	215,201	Deutsche Bank AG London	3/17/2017	17,508	—	17,508
MXN	2,263,000	USD	103,230	Royal Bank of Canada (UK)	3/17/2017	9,152	—	9,152

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       91

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MXN	2,715,000	USD	124,990	Societe Generale	3/17/2017	9,838	—	9,838
MXN	5,950,000	USD	290,095	Standard Chartered Bank	3/17/2017	5,384	—	5,384
MXN	745,000	USD	35,672	State Street Bank London	3/17/2017	1,325	—	1,325
MXN	2,274,785	USD	104,269	Bank of America, N.A.	4/12/2017	8,275	—	8,275
MXN	3,485,000	USD	158,453	JPMorgan Chase Bank N.A. London	4/12/2017	13,965	—	13,965
MXN	2,274,000	USD	104,276	UBS AG London	4/12/2017	8,229	—	8,229
MYR	1,267,000	USD	281,078	Barclays Bank PLC Wholesale	3/20/2017	4,010	—	4,010
MYR	226,000	USD	50,222	State Street Bank London	3/20/2017	630	—	630
MYR	2,533,296	USD	563,143	Barclays Bank PLC Wholesale	4/20/2017	5,996	—	5,996
NZD	256,000	USD	183,318	Morgan Stanley and Company International PLC	5/26/2017	612	—	612
PEN	86,000	USD	26,220	BNP Paribas SA	4/7/2017	25	—	25
PEN	84,000	USD	25,431	Royal Bank of Scotland PLC	4/7/2017	203	—	203
PHP	7,017,000	USD	140,158	Barclays Bank PLC Wholesale	4/7/2017	—	(621)	(621)
PHP	10,542,000	USD	207,642	Deutsche Bank AG London	4/7/2017	1,991	—	1,991
PHP	810,000	USD	16,281	State Street Bank London	4/7/2017	—	(174)	(174)
PLN	196,000	USD	48,037	BNP Paribas SA	4/12/2017	140	—	140
PLN	337,000	USD	83,282	Citibank N.A.	4/12/2017	—	(446)	(446)
PLN	196,807	USD	48,209	BNP Paribas SA	5/19/2017	143	—	143
PLN	392,000	USD	96,333	Citibank N.A.	5/19/2017	—	(26)	(26)
PLN	543,000	USD	133,091	Deutsche Bank AG London	5/19/2017	314	—	314
PLN	374,000	USD	92,039	State Street Bank London	5/19/2017	—	(154)	(154)
RON	155,000	USD	37,279	JPMorgan Chase Bank N.A. London	4/12/2017	—	(968)	(968)
RUB	115,751,498	USD	1,899,230	State Street Bank London	4/12/2017	64,436	—	64,436
SEK	3,213,000	USD	366,090	Update Counterpary Table for Counterparty Skandinaviska Enskilda Banken	4/28/2017	—	(9,126)	(9,126)
THB	29,623,943	USD	843,934	HSBC Bank USA	5/12/2017	4,203	—	4,203
TRY	2,292,000	USD	666,357	Citibank N.A.	3/2/2017	—	(36,703)	(36,703)
TRY	2,697,000	USD	745,841	Credit Suisse International	3/2/2017	—	(4,927)	(4,927)
TRY	1,417,000	USD	371,817	Goldman Sachs International	3/2/2017	17,458	—	17,458
TRY	71,000	USD	18,322	JPMorgan Chase Bank N.A. London	3/2/2017	1,183	—	1,183
TRY	800,000	USD	207,466	Royal Bank of Canada (UK)	3/2/2017	12,309	—	12,309
TRY	1,231,539	USD	334,611	Societe Generale	3/2/2017	3,716	—	3,716
TRY	6,083,993	USD	1,778,677	State Street Bank London	3/2/2017	—	(107,293)	(107,293)
TRY	3,922,920	USD	1,058,246	Credit Suisse International	6/2/2017	—	(6,895)	(6,895)
USD	359,827	ARS	5,986,000	BNP Paribas SA	3/22/2017	—	(23,122)	(23,122)
USD	146,922	AUD	192,000	Citibank N.A.	5/26/2017	—	(11)	(11)
USD	393,392	AUD	514,000	Westpac Banking Corporation	5/26/2017	39	—	39
USD	5,763,173	BRL	18,427,704	Barclays Bank PLC Wholesale	3/2/2017	—	(160,227)	(160,227)
USD	323,623	BRL	1,046,000	BNP Paribas SA	3/2/2017	—	(12,603)	(12,603)
USD	1,742,521	BRL	5,585,397	Deutsche Bank AG London	3/2/2017	—	(52,850)	(52,850)
USD	380,388	BRL	1,192,310	JPMorgan Chase Bank N.A. London	3/2/2017	—	(2,868)	(2,868)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       92

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	198,929	BRL	643,954	Morgan Stanley and Company International PLC	3/2/2017	—	(8,063)	(8,063)
USD	106,670	BRL	330,601	Royal Bank of Canada (UK)	3/2/2017	401	—	401
USD	742,881	BRL	2,421,000	Standard Chartered Bank	3/2/2017	—	(35,327)	(35,327)
USD	83,678	BRL	263,000	State Street Bank London	3/2/2017	—	(861)	(861)
USD	2,625,751	BRL	8,300,000	Barclays Bank PLC Wholesale	6/2/2017	15,319	—	15,319
USD	1,784,812	CAD	2,361,000	Royal Bank of Canada (UK)	3/31/2017	6,856	—	6,856
USD	159,303	CHF	159,000	BNP Paribas SA	5/26/2017	207	—	207
USD	131,179	CLP	84,545,000	Credit Suisse International	4/7/2017	1,426	—	1,426
USD	537,595	CLP	349,200,000	Credit Suisse International	5/12/2017	2,776	—	2,776
USD	793,340	CLP	511,625,152	Royal Bank of Scotland PLC	5/12/2017	9,759	—	9,759
USD	16,251	CLP	10,443,000	State Street Bank London	5/12/2017	257	—	257
USD	444,895	CNY	3,137,000	Citibank N.A.	3/13/2017	—	(11,410)	(11,410)
USD	1,145,704	CNY	7,956,000	Goldman Sachs International	3/13/2017	—	(11,568)	(11,568)
USD	16,199	CNY	111,000	State Street Bank London	3/13/2017	53	—	53
USD	155,518	COP	462,666,000	Credit Suisse International	4/7/2017	—	(1,693)	(1,693)
USD	213,698	COP	629,063,000	Deutsche Bank AG London	4/7/2017	—	(54)	(54)
USD	16,969	COP	48,972,000	State Street Bank London	4/7/2017	328	—	328
USD	512,040	DKK	3,564,000	Bank of America, N.A.	5/15/2017	2,265	—	2,265
USD	1,871,938	EUR	1,749,000	Bank of America, N.A.	5/26/2017	11,800	—	11,800
USD	314,306	EUR	295,512	Barclays Bank PLC Wholesale	5/26/2017	15	—	15
USD	2,282,024	EUR	2,131,000	Citibank N.A.	5/26/2017	15,613	—	15,613
USD	220,498	EUR	207,833	HSBC Bank USA	5/26/2017	—	(542)	(542)
USD	1,840,245	EUR	1,719,000	JPMorgan Chase Bank N.A. London	5/26/2017	12,013	—	12,013
USD	206,536	EUR	193,000	State Street Bank London	5/26/2017	1,272	—	1,272
USD	142,263	EUR	132,000	Bank of America, N.A.	7/27/2017	1,415	—	1,415
USD	213,410	EUR	197,000	Bank of America, N.A.	10/27/2017	2,128	—	2,128
USD	367,584	EUR	336,000	Bank of America, N.A.	1/23/2018	5,247	—	5,247
USD	376,400	EUR	346,000	Citibank N.A.	1/23/2018	3,279	—	3,279
USD	3,132,578	GBP	2,566,000	Canadian Imperial Bank of Commerce	4/21/2017	—	(55,338)	(55,338)
USD	291,088	GBP	234,000	Citibank N.A.	5/26/2017	148	—	148
USD	773,005	HUF	224,296,774	Citibank N.A.	4/12/2017	932	—	932
USD	394,544	HUF	114,477,000	Bank of America, N.A.	5/19/2017	—	(11)	(11)
USD	683,815	IDR	9,236,970,000	Citibank N.A.	5/10/2017	—	(3,316)	(3,316)
USD	1,260,742	ILS	4,720,093	Bank of America, N.A.	5/9/2017	—	(38,050)	(38,050)
USD	870,655	INR	59,302,436	Citibank N.A.	5/12/2017	—	(9,420)	(9,420)
USD	135,642	INR	9,166,658	Standard Chartered Bank	5/12/2017	—	(396)	(396)
USD	441,231	JPY	50,000,000	Standard Chartered Bank	3/13/2017	—	(3,981)	(3,981)
USD	2,941,583	JPY	330,244,200	Standard Chartered Bank	5/26/2017	—	(8,643)	(8,643)
USD	45,691	JPY	5,150,000	State Street Bank London	5/26/2017	—	(317)	(317)
USD	134,716	KRW	157,187,000	Credit Suisse International	4/7/2017	—	(4,343)	(4,343)
USD	456,891	KRW	530,587,000	Deutsche Bank AG London	4/7/2017	—	(12,505)	(12,505)
USD	1,171,657	KRW	1,376,867,000	HSBC Bank USA	4/7/2017	—	(46,419)	(46,419)
USD	22,250	KRW	26,769,000	State Street Bank London	4/7/2017	—	(1,432)	(1,432)
USD	344,636	MXN	7,521,000	BNP Paribas SA	3/17/2017	—	(28,860)	(28,860)
USD	555,863	MXN	11,837,798	Royal Bank of Canada (UK)	3/17/2017	—	(32,007)	(32,007)
USD	23,734	MXN	519,000	State Street Bank London	3/17/2017	—	(2,040)	(2,040)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       93

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	253,249	MXN	5,525,000	Bank of America, N.A.	4/12/2017	—	(20,098)	(20,098)
USD	77,371	MXN	1,590,328	Canadian Imperial Bank of Commerce	4/12/2017	—	(1,310)	(1,310)
USD	145,768	MXN	3,019,000	JPMorgan Chase Bank N.A. London	4/12/2017	—	(3,595)	(3,595)
USD	150,298	MXN	3,056,000	State Street Bank London	4/12/2017	—	(896)	(896)
USD	255,646	MXN	5,575,000	UBS AG London	4/12/2017	—	(20,174)	(20,174)
USD	863,200	MYR	3,891,000	Barclays Bank PLC Wholesale	3/20/2017	—	(12,315)	(12,315)
USD	139,828	MYR	629,368	JPMorgan Chase Bank N.A. London	3/20/2017	—	(1,786)	(1,786)
USD	865,154	MYR	3,891,892	Barclays Bank PLC Wholesale	4/20/2017	—	(9,211)	(9,211)
USD	291,625	MYR	1,304,000	Standard Chartered Bank	4/20/2017	—	(1,336)	(1,336)
USD	137,574	MYR	612,000	State Street Bank London	4/20/2017	80	—	80
USD	34,664	MYR	154,860	Bank of America, N.A.	5/12/2017	—	(95)	(95)
USD	382,682	MYR	1,713,000	Barclays Bank PLC Wholesale	5/12/2017	—	(1,805)	(1,805)
USD	319,170	MYR	1,428,000	BNP Paribas SA	5/12/2017	—	(1,348)	(1,348)
USD	318,985	MYR	1,428,000	Citibank N.A.	5/12/2017	—	(1,533)	(1,533)
USD	279,990	NZD	391,000	Morgan Stanley and Company International PLC	5/26/2017	—	(935)	(935)
USD	79,112	PEN	269,000	Royal Bank of Scotland PLC	4/7/2017	—	(2,980)	(2,980)
USD	160,237	PHP	8,108,000	Standard Chartered Bank	4/7/2017	—	(995)	(995)
USD	130,559	PLN	533,000	Barclays Bank PLC Wholesale	4/12/2017	—	(455)	(455)
USD	109,065	PLN	445,000	BNP Paribas SA	4/12/2017	—	(318)	(318)
USD	188,558	PLN	763,000	Citibank N.A.	4/12/2017	1,010	—	1,010
USD	403,786	PLN	1,639,951	Barclays Bank PLC Wholesale	5/19/2017	881	—	881
USD	109,048	PLN	445,176	BNP Paribas SA	5/19/2017	—	(324)	(324)
USD	218,961	PLN	891,000	Citibank N.A.	5/19/2017	59	—	59
USD	58,933	PLN	239,634	State Street Bank London	5/19/2017	59	—	59
USD	1,386,826	RON	5,854,000	Bank of America, N.A.	4/12/2017	15,428	—	15,428
USD	1,242,720	RON	5,257,953	Citibank N.A.	4/12/2017	10,957	—	10,957
USD	228,059	RON	960,538	Societe Generale	4/12/2017	3,037	—	3,037
USD	17,847	RON	76,000	State Street Bank London	4/12/2017	43	—	43
USD	2,433,766	RUB	148,051,381	State Street Bank London	4/12/2017	—	(77,853)	(77,853)
USD	568,887	SEK	5,011,100	Royal Bank of Scotland PLC	4/28/2017	12,156	—	12,156
USD	279,913	SGD	399,000	Goldman Sachs International	4/12/2017	—	(4,877)	(4,877)
USD	536,723	SGD	764,000	Citibank N.A.	5/19/2017	—	(8,686)	(8,686)
USD	395,645	SGD	561,000	HSBC Bank USA	5/19/2017	—	(4,846)	(4,846)
USD	1,047,882	SGD	1,489,656	Standard Chartered Bank	5/19/2017	—	(15,563)	(15,563)
USD	26,706	SGD	38,000	State Street Bank London	5/19/2017	—	(421)	(421)
USD	90,034	THB	3,161,102	Barclays Bank PLC Wholesale	5/12/2017	—	(469)	(469)
USD	90,145	THB	3,147,000	State Street Bank London	5/12/2017	46	—	46
USD	372,398	TRY	1,449,000	Bank of America, N.A.	3/2/2017	—	(25,669)	(25,669)
USD	540,547	TRY	1,932,000	Barclays Bank PLC Wholesale	3/2/2017	9,791	—	9,791
USD	99,037	TRY	354,079	Canadian Imperial Bank of Commerce	3/2/2017	1,766	—	1,766
USD	1,084,863	TRY	3,922,920	Credit Suisse International	3/2/2017	7,166	—	7,166
USD	599,614	TRY	2,181,534	Societe Generale	3/2/2017	306	—	306
USD	349,179	TRY	1,212,000	Standard Chartered Bank	3/2/2017	16,221	—	16,221
USD	1,029,893	TRY	3,541,000	State Street Bank London	3/2/2017	57,117	—	57,117

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       94

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	727,542	TRY	2,697,000	Credit Suisse International	6/2/2017	4,740	—	4,740
USD	31,442	TRY	117,000	State Street Bank London	6/2/2017	86	—	86
USD	881,225	TWD	27,266,000	Citibank N.A.	5/12/2017	—	(8,538)	(8,538)
USD	880,628	TWD	27,266,000	State Street Bank London	5/12/2017	—	(9,135)	(9,135)
USD	830,906	ZAR	11,191,781	Barclays Bank PLC Wholesale	5/19/2017	—	(10,742)	(10,742)
USD	108,731	ZAR	1,474,000	JPMorgan Chase Bank N.A. London	5/19/2017	—	(2,117)	(2,117)
USD	195,171	ZAR	2,589,000	State Street Bank London	5/19/2017	473	—	473
ZAR	197,000	USD	14,892	Bank of America, N.A.	5/19/2017	—	(77)	(77)
ZAR	2,184,647	USD	164,647	Barclays Bank PLC Wholesale	5/19/2017	—	(357)	(357)
						$701,861	($1,065,572)	($363,711)

SWAPS

Interest rate swaps

Counterparty/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of New York	15,000,000	HKD	$1,935,459	Fixed 1.515%	HKD- HIBOR- HKAB	Semi- Annual	Semi- Annual	Dec 2020	—	$20,589	$20,589
Citi Bank N.A.	350,000	MYR	97,317	MYR- KLIBOR- BNM	Fixed 3.865%	Semi- Annual	Semi- Annual	Feb 2020	—	545	545
Citi Bank N.A.	5,750,000	HKD	741,027	Fixed 1.465%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Mar 2021	—	11,535	11,535
Citi Bank N.A.	570,000	MYR	140,637	MYR- KLIBOR- BNM	Fixed 3.68%	Quarterly	Quarterly	Mar 2021	—	(51)	(51)
Citi Bank N.A.	1,100,000	HKD	141,780	Fixed 1.335%	3 Month HIBOR- HKAB	Quarterly	Quarterly	Apr 2021	—	3,202	3,202
Citi Bank N.A.	2,300,000	HKD	296,650	Fixed 1.112%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Aug 2021	—	10,601	10,601
Citi Bank N.A.	1,680,000	HKD	216,619	Fixed 1.82%	HKD- HIBOR- HKAB	Quarterly	Quarterly	Dec 2021	—	1,007	1,007
Goldman Sachs and Co.	258,000,000	JPY	2,535,377	JPY- LIBOR- BBA-6M	Fixed 0.07%	Semi- Annual	Semi- Annual	Sep 2021	—	(15,261)	(15,261)
Goldman Sachs and Co	258,000,000	JPY	10	JPY- LIBOR- BBA-6M	Fixed 0.07%	Semi- Annual	Semi- Annual	Sep 2021	—	(754)	(754)
Goldman Sachs and Co	1,200,000	BRL	352,164	BRL- CDI	Fixed 11.52%	At Maturity	At Maturity	Jan 2019	—	7,969	7,969
Goldman Sachs and Co	1,470,000	BRL	457,723	BRL- CDI	Fixed 10.555%	At Maturity	At Maturity	Jan 2020	—	5,454	5,454
Goldman Sachs and Co	1,270,000	BRL	400,404	BRL- CDI	Fixed 10.48%	At Maturity	At Maturity	Jan 2020	—	4,154	4,154
			$7,315,167						—	$48,990	$48,990
Centrally cleared	780,000	USD	780,000	Fixed 2.669%	USD- LIBOR- BBA	Semi- Annual	Quarterly	Dec 2046	—	($10,151)	($10,151)
Centrally cleared	76,600,000	HUF	266,758	Fixed 2.709%	HUF- BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(2,357)	(2,357)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       95

Interest rate swaps (continued)

Counterparty/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	43,400,000	HUF	149,544	Fixed 2.716%	HUF- BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(1,451)	(1,451)
			$1,196,302						—	($13,959)	($13,959)
			$8,511,469						—	$35,031	$35,031

Credit default swaps - Buyer

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citi Bank N.A.	People's Republic of China	100,000	USD	$100,000	(1.000)%	Quarterly	Dec 2021	$316	($918)	($602)
Citi Bank N.A.	Bank of China LTD	200,000	USD	200,000	(1.000)%	Quarterly	Dec 2021	2,638	(2,475)	163
Citi Bank N.A.	Republic of Turkey	280,000	USD	280,000	(1.000)%	Quarterly	Dec 2021	22,054	(5,332)	16,722
Citi Bank N.A.	iTraxx Europe Series 26 Version 1	2,750,000	EUR	2,962,025	(1.000)%	Quarterly	Dec 2021	(37,429)	(5,983)	(43,412)
Citi Bank N.A.	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	743,015	(5.000)%	Quarterly	Dec 2021	(64,526)	(10,058)	(74,584)
Deutsche Bank	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,150	(5.000)%	Quarterly	Dec 2021	(68,951)	(5,633)	(74,584)
Deutsche Bank	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,570	(5.000)%	Quarterly	Dec 2021	(66,259)	(8,325)	(74,584)
Goldman Sachs and Co	CDX.EM.26	400,000	USD	400,000	(1.000)%	Quarterly	Dec 2021	20,188	(657)	19,531
JP Morgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	99,161	(1.000)%	Quarterly	Jun 2017	(139)	(233)	(372)
JP Morgan Chase Bank, N.A.	Bank of China LTD	200,000	USD	200,000	(1.000)%	Quarterly	Dec 2021	2,417	(2,254)	163
JP Morgan Chase Bank, N.A.	Republic of Korea	400,000	USD	400,000	(1.000)%	Quarterly	Dec 2021	(11,373)	497	(10,876)
JP Morgan Chase Bank, N.A.	United Mexican States	100,000	USD	100,000	(1.000)%	Quarterly	Dec 2021	3,353	(1,695)	1,658
Merrill Lynch and Co Inc	Republic of Turkey	800,000	USD	800,000	(1.000)%	Quarterly	Dec 2021	57,437	(9,661)	47,776
				$7,788,921				($140,274)	($52,727)	($193,001)

Credits default swaps - Seller

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs and Co	CMBX. NA.A.9	2.761%	40,046	USD	$40,046	2.000%	Monthly	Sep 2058	($2,052)	($101)	($2,153)
Goldman Sachs and Co	CMBX. NA.A.9	2.761%	38,132	USD	38,132	2.000%	Monthly	Sep 2058	(1,450)	(600)	(2,050)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       96

Credits default swaps - Seller (continued)

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JP Morgan Chase Bank, N.A.	Humana, Inc.	0.120%	180,000	USD	180,000	4.000%	Quarterly	Dec 2018	402	2,809	3,211
JP Morgan Chase Bank, N.A.	Petroleos Mexicanos	2.653%	100,000	USD	100,000	1.000%	Quarterly	Dec 2021	(7,754)	711	(7,043)
					$358,178				($10,854)	$2,819	($8,035)

Derivatives currency abbreviations

ARS	Argentine Peso	KRW	Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Nuevo Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	RON	Romanian New Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	TWD	Taiwan New Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South Africa Rand

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       97

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 19, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 19, 2017